    As filed with the Securities and Exchange Commission on August 26, 1998

                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                   ---
         Pre-Effective Amendment No.  __
                                                                   ---
         Post-Effective Amendment No. 55                            X
                                                                   ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                   ---

         Amendment No. 56                                           X
                                                                   ---


                        (Check appropriate box or boxes.)

                           AIM INVESTMENT FUNDS, INC.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           ---------------
                                    Copy to:



Michael A. Silver, Esq.                Samuel D. Sirko, Esq.                Arthur J. Brown, Esq.
INVESCO (NY), Inc.                     A I M Advisors, Inc.                 R. Darrell Mounts, Esq.
50 California Street, 27th Floor       11 Greenway Plaza, Suite 100         Kirkpatrick & Lockhart LLP
San Francisco, CA 94111                Houston, Texas 77046                 1800 Massachusetts Avenue, N.W.,
(Name and Address of Agent for                                              2nd Floor
 Service)                                                                   Washington, D.C. 20036

Approximate Date of Proposed Public Offering:                 As soon as practicable after the effective date of
                                                              this Amendment

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b)
      ---
             on (date), pursuant to paragraph (b)
      ---
             60 days after filing pursuant to paragraph (a)(1)
      ---
       X     on September 8, 1998, pursuant to paragraph (a)(1)
      ---
             75 days after filing pursuant to paragraph (a)(2)
      ---
             on (date) pursuant to paragraph (a)(2)
      ---

If appropriate, check the following box:

             This post-effective amendment designates a new effective date for a
      ---    previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

     Certain Series of the AIM Investment Funds, Inc. are "feeder funds" in a "master/feeder" fund arrangement. This Post-Effective Amendment No. 55 includes manually executed signature pages for two master trusts, Global Investment Portfolio and Global High Income Portfolio.



Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act") by this amendment to the registration statement on Form N-1A of AIM Investment Funds, Inc., a Maryland corporation, the Registrant adopts, effective September 8, 1998, the Registration Statement of such corporation under the Securities Act and Notification of Registration and Registration Statement of such corporation under the Investment Company Act of 1940.

                           AIM INVESTMENT FUNDS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF AIM INVESTMENT FUNDS, INC. CONTAINS THE FOLLOWING DOCUMENTS:


Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet

Part A             -   Prospectuses - Class A and Class B
                       -     AIM Developing Markets Fund
                       -     AIM Emerging Markets Fund
                       -     AIM Global Consumer Products and Services Fund
                       -     AIM Global Financial Services Fund
                       -     AIM Global Government Income Fund
                       -     AIM Global Growth & Income Fund
                       -     AIM Global Health Care Fund
                       -     AIM Emerging Markets Debt Fund
                       -     AIM Global Infrastructure Fund
                       -     AIM Global Resources Fund
                       -     AIM Global Telecommunications Fund
                       -     AIM Latin American Growth Fund
                       -     AIM Strategic Income Fund
                   -   Prospectuses - Advisor Class
                       -     AIM Developing Markets Fund
                       -     AIM Emerging Markets Fund
                       -     AIM Global Consumer Products and Services Fund
                       -     AIM Global Financial Services Fund
                       -     AIM Global Government Income Fund
                       -     AIM Global Growth & Income Fund
                       -     AIM Global Health Care Fund
                       -     AIM Emerging Markets Debt Fund
                       -     AIM Global Infrastructure Fund
                       -     AIM Global Resources Fund
                       -     AIM Global Telecommunications Fund
                       -     AIM Latin American Growth Fund
                       -     AIM Strategic Income Fund

Part B             -   Statements of Additional Information - Class A and
                       Class B
                       -     AIM Developing Markets Fund, AIM Emerging Markets
                             Fund and AIM Latin American Growth Fund
                       -     AIM Global Theme Funds: AIM Global Financial
                             Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Health Care Fund and AIM Global Telecommunications Fund
                       -     AIM Global Government Income Fund, AIM Strategic
                             Income Fund, AIM Emerging Markets Debt Fund and AIM Global Growth & Income Fund

                   -   Statements of Additional Information - Advisor Class
                       - AIM Developing Markets Fund, AIM Emerging Markets Fund and AIM Latin American Growth Fund
                       - AIM Global Theme Funds: AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Health Care Fund and AIM Global Telecommunications Fund
                       - AIM Global Government Income Fund, AIM Strategic Income Fund, AIM Emerging Markets Debt Fund and AIM Global Growth & Income Fund

Part C             -   Other Information
Signature Pages
                       -     AIM Investment Funds (a Delaware business trust)
                       -     AIM Investment Funds, Inc. (a Maryland corporation)
                       -     Global Investment Portfolio
                       -     Global High Income Portfolio
Exhibits

                           AIM INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
                           (as required by Rule 495)

N-1A ITEM NO.                                                                                         PROSPECTUS LOCATION
-------------                                                                                         -------------------
I.  CLASS A AND CLASS B
PART A
    Item 1        Cover Page...................................................................................Cover Page
    Item 2.       Synopsis............................................................Summary; Table of Fees and Expenses
    Item 3.       Condensed Financial Information....................................................Financial Highlights
    Item 4.       General Description of Registrant................Cover Page; Summary; Investment Program; Risk Factors;
                                                               Management; Organization of the Trust; General Information
    Item 5.       Management of the Fund..................................................Management; General Information
    Item 5A.      Management's Discussion of Fund Performance...........................................See Annual Report
    Item 6.       Capital Stock and Other Securities..........Summary; Organization of the Trust; How to Purchase Shares;
                                                            Dividends, Distributions and Tax Matters; General Information
    Item 7.       Purchase of Securities Being Offered......................Management; How to Purchase Shares; Terms and
                                                                  Conditions of Purchase of the AIM Funds; Special Plans;
                                                                     Exchange Privilege; Determination of Net Asset Value
    Item 8.       Redemption or Repurchase...........................................Special Plans; How to Redeem Shares;
                                                                                         Determination of Net Asset Value
    Item 9.       Pending Legal Proceedings................................................................Not applicable


II. ADVISOR CLASS                                                                                     PROSPECTUS LOCATION
                                                                                                      -------------------
PART A
    Item 1        Cover Page...................................................................................Cover Page
    Item 2.       Synopsis............................................................Summary; Table of Fees and Expenses
    Item 3.       Condensed Financial Information....................................................Financial Highlights
    Item 4.       General Description of Registrant................Cover Page; Summary; Investment Program; Risk Factors;
                                                               Management; Organization of the Trust; General Information
    Item 5.       Management of the Fund..................................................Management; General Information
    Item 5A.      Management's Discussion of Fund Performance...........................................See Annual Report
    Item 6.       Capital Stock and Other Securities..........Summary; Organization of the Trust; How to Purchase Shares;
                                                            Dividends, Distributions and Tax Matters; General Information
    Item 7.       Purchase of Securities Being Offered......................Management; How to Purchase Shares; Terms and
                                                                  Conditions of Purchase of the AIM Funds; Special Plans;
                                                                     Exchange Privilege; Determination of Net Asset Value
    Item 8.       Redemption or Repurchase...........................................Special Plans; How to Redeem Shares;
                                                                                         Determination of Net Asset Value
    Item 9.       Pending Legal Proceedings................................................................Not applicable


III.              CLASS A AND CLASS B                                        STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page...................................................................................Cover Page
    Item 11.      Table of Contents.....................................................................Table of Contents
    Item 12.      General Information and History...........................Cover Page; Introduction; General Information
                                                                               About the Funds; Miscellaneous Information
    Item 13.      Investment Objectives and Policies.......................Investment Objectives and Policies; Investment
                                                                          Limitations; Options and Futures; Risk Factors;
                                                                                      Execution of Portfolio Transactions
    Item 14.      Management of the Funds......................................................................Management
    Item 15.      Control Persons and Principal Holders of Securities...........................Miscellaneous Information
    Item 16.      Investment Advisory and Other Services............................Management; Miscellaneous Information
    Item 17.      Brokerage Allocation and Other Practices............................Execution of Portfolio Transactions
    Item 18.      Capital Stock and Other Securities..................................General Information About the Funds

    Item 19.      Purchase, Redemption and Pricing of
                  Securities Being Offered.............................Net Asset Value Determination; How to Purchase and
                                                                    Redeem Shares; Programs and Services For Shareholders
    Item 20.      Tax Status........................................................................................Taxes
    Item 21.      Underwriters.................................................................................Management
    Item 22.      Calculation of Performance Data......................................................Investment Results
    Item 23.      Financial Statements...............................................................Financial Statements


IV. ADVISOR CLASS                                                            STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page...................................................................................Cover Page
    Item 11.      Table of Contents.....................................................................Table of Contents
    Item 12.      General Information and History...........................Cover Page; Introduction; General Information
                                                                               About the Funds; Miscellaneous Information
    Item 13.      Investment Objectives and Policies.......................Investment Objectives and Policies; Investment
                                                                          Limitations; Options and Futures; Risk Factors;
                                                                                      Execution of Portfolio Transactions
    Item 14.      Management of the Funds......................................................................Management
    Item 15.      Control Persons and Principal Holders of Securities...........................Miscellaneous Information
    Item 16.      Investment Advisory and Other Services............................Management; Miscellaneous Information
    Item 17.      Brokerage Allocation and Other Practices............................Execution of Portfolio Transactions
    Item 18.      Capital Stock and Other Securities..................................General Information About the Funds
    Item 19.      Purchase, Redemption and Pricing of
                  Securities Being Offered.............................Net Asset Value Determination; How to Purchase and
                                                                    Redeem Shares; Programs and Services For Shareholders
    Item 20.      Tax Status........................................................................................Taxes
    Item 21.      Underwriters.................................................................................Management
    Item 22.      Calculation of Performance Data......................................................Investment Results
    Item 23.      Financial Statements...............................................................Financial Statements


PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                                    [APPLICATION
                                                                         INSIDE]


 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



CLASS A AND CLASS B SHARES OF



AIM DEVELOPING MARKETS FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS


SEPTEMBER 8, 1998



This Prospectus contains information about AIM DEVELOPING MARKETS FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which primarily seeks long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets ordinarily is invested in emerging market equity securities. The Fund also invests in emerging market debt securities, which are selected based on their potential to provide a combination of capital appreciation and current income.


The Fund is designed for long-term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in equity and high yield, high risk ("lower quality") debt securities that are predominantly speculative. Investments of this type are subject to a greater risk of loss of principal and interest. The Fund's investments in securities of issuers in developing markets involves special considerations and risks that are not typically associated with investments in securities of issuers in the United States or in other more established markets. Investors should carefully assess the risks associated with an investment in the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................    10
  Management...........................    14
  Organization of the Trust............    16


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1



                                         PAGE
                                         ----
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a non-diversified series of the Trust.


  INVESTMENT OBJECTIVES. The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation.

  PRINCIPAL INVESTMENTS. The Fund normally invests a majority of its assets in emerging market equity securities and also may invest in emerging market debt securities.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value per share will fluctuate, reflecting fluctuations in the market value of its portfolio holdings.


  The Fund invests in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings, and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund normally invests substantially all of its assets in issuers in emerging markets. Such investments entail greater risks than investing in issuers in developed markets. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities. The Fund may invest in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption Charges........................................   None      None
  Exchange Fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after estimated reimbursements and
     waivers)...............................................   0.52%     0.52%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.50%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are estimated based on the fees and expenses the Fund is expected to incur during its initial fiscal year as an open-end fund and AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements and waivers, "Other expenses" and "Total Fund Operating Expenses" are estimated to be 0.65% and 2.13%, respectively, for Class A shares and 0.65% and 2.63%, respectively, for Class B shares. "Other expenses" include custody, transfer agent, legal and audit fees and other operating expenses. See "Management" herein and in the Statement of Additional Information for more information.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $67      $108      $151        $270
Class B Shares:
  Assuming a complete redemption at end of
period(2)..........................................   $77      $111      $157        $274
  Assuming no redemption...........................   $26      $ 79      $135        $274



(1)  Assumes payment of maximum sales charge by the investor.



(2)  Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


  The table below provides condensed financial information concerning income and capital changes for Class A and Class B shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997 and the semi-annual period ended April 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in the Statement of Additional Information. The Predecessor Fund was a closed-end investment company whose single class of shares traded on the New York Stock Exchange ("NYSE"). On October 31, 1997, the Fund, which had no previous operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"). On that date, all shareholders of the Predecessor Fund received Class A shares of the Fund. The fees and expenses of the Fund will differ from those of the Predecessor Fund. The Fund's fiscal year end will be October 31, rather than December 31, which was the Predecessor Fund's fiscal year end.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)
            (SUCCESSOR TO G.T. GLOBAL DEVELOPING MARKETS FUND, INC.)




                                                                             CLASS A+                                  CLASS B++
                                              ----------------------------------------------------------------------   ----------
                                                                                                   JANUARY 11, 1994
                                              SIX MONTHS       TEN MONTHS        YEAR ENDED          (COMMENCEMENT     SIX MONTHS
                                                ENDED             ENDED         DECEMBER 31,       OF OPERATIONS) TO     ENDED
                                              APRIL 30,        OCTOBER 31,   -------------------     DECEMBER 31,      APRIL 30,
                                               1998(D)           1997(E)     1996(E)    1995(E)         1994(E)         1998(D)
                                              ----------       -----------   --------   --------   -----------------   ----------
Per Share Operating Performance:
Net asset value, beginning of period.........  $  12.56         $  13.84     $ 11.60    $ 12.44        $  15.00         $  12.56
                                               --------         --------     --------   --------       --------         --------
Income from investment operations:
 Net investment income.......................      0.23*O           0.25        0.53       0.72            0.35             0.21*O
 Net realized and unrealized gain (loss) on
   investments...............................        --            (1.53)       2.19      (0.84)          (2.46)           (0.01)
                                               --------         --------     --------   --------       --------         --------
   Net increase (decrease) from investment
     operations..............................      0.23            (1.28)       2.72      (0.12)          (2.11)            0.20
                                               --------         --------     --------   --------       --------         --------
Redemption fees retained (Note 4)............      0.23               --          --         --              --             0.23
                                               --------         --------     --------   --------       --------         --------
Distributions to shareholders:
 From net investment income..................     (0.60)              --       (0.48)     (0.72)          (0.35)           (0.60)
 From net realized gain on investments.......        --               --          --         --           (0.10)              --
                                               --------         --------     --------   --------       --------         --------
   Total distributions.......................     (0.60)              --       (0.48)     (0.72)          (0.45)           (0.60)
                                               --------         --------     --------   --------       --------         --------
Net asset value, end of period...............  $  12.42         $  12.56     $ 13.84    $ 11.60        $  12.44         $  12.39
                                               ========         ========     ========   ========       ========         ========
Market value, end of period..................  $    N/A         $  11.81     $ 11.63    $  9.75            9.75
                                               ========         ========     ========   ========       ========         ========
   Total investment return (based on market
     value)..................................       N/A             1.62%(b)   24.18%      6.60%         (32.16)%(b)
   Total investment return (based on net
     asset value)............................      3.68%(b)(c)     (9.25)%(b)   23.59%    (0.95)%        (14.07)%(b)     3.36%(b)(c)
Ratios and supplemental data:
Net assets, end of period (in 000's).........  $208,169         $457,379     $504,012   $422,348       $452,872         $    207
Ratio of net investment income to average net
 assets:
 With expense reductions and reimbursement...      3.06%(a)         2.03%(a)    4.07%      6.33%           2.75%(a)         2.32%(a)
 Without expense reductions and
   reimbursement.............................      2.56%(a)         1.95%(a)    4.04%      6.30%           2.75%(a)         1.82%(a)
Ratio of operating expenses to average net
 assets:
 With expense reductions and
   reimbursements............................      1.72%(a)         1.71%(a)    1.82%      1.77%           2.01%(a)         2.46%(a)
 Without expense reductions and
   reimbursement.............................      2.22%(a)         1.83%(a)    1.85%      1.80%           2.01%(a)         2.96%(a)
Ratio of interest expense to average net
 assets (Note 1)+++..........................      0.22%(a)          N/A         N/A        N/A             N/A             0.22%(a)
Portfolio turnover rate......................        99%(a)          184%(a)     138%        75%             56%              99%(a)
Average commission rate per share paid on
 portfolio transactions......................  $ 0.0017         $ 0.0023     $0.0022        N/A             N/A         $ 0.0017


---------------

(a) Annualized.


(b) Not annualized.


(c) Total investment return does not include sales charges.


(d) These selected per share data were calculated based upon the average shares outstanding during the period.


(e) These financial highlights provide per share information of G.T. Global Developing Markets Fund, Inc. the Predecessor Fund (See Note 1 to Notes to Financial Statements) for the periods up to and including October 31, 1997. The fees and expenses of the Fund differ from those of the Predecessor Fund.


 * Before reimbursement the net investment income per share would have been reduced by $0.03 for Class A, and Class B shares.


 O Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment would have been $0.09 and $0.07 per share for Class A and B, respectively.


 + All capital shares issued and outstanding October 31, 1997 were reclassified as Class A shares.


 ++ Commencing November 1, 1997, the Fund began offering Class B and Advisor
    Class shares.


+++ Portfolio turnover rate, average commission rate and ratio of interest expense to average net assets are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.


N/A Not Applicable.

                                ---------------


                                                                                          AVERAGE MONTHLY NUMBER   AVERAGE AMOUNT
                                                   AMOUNT OF DEBT     AVERAGE AMOUNT      OF REGISTRANT'S SHARES    OF DEBT PER
                                                   OUTSTANDING AT   OF DEBT OUTSTANDING        OUTSTANDING          SHARE DURING
YEAR ENDED                                         END OF PERIOD     DURING THE PERIOD      DURING THE PERIOD        THE PERIOD
----------                                         --------------   -------------------   ----------------------   --------------
Six Months ended April 30, 1998..................        $--            $3,299,756              21,283,681            $ 0.155
October 31, 1997.................................        $--            $  379,964              36,416,667            $0.0104



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------


PERFORMANCE


  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets normally are invested in emerging market equity securities. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, American Depositary Receipts, Global Depositary Receipts, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. The Fund may also invest in emerging market debt securities that will be selected based on their potential to provide a combination of capital appreciation and current income. There can be no assurance the Fund will achieve its investment objectives.



  INVESTMENT POLICIES. For purposes of the Fund's operations, emerging markets consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of all the countries that the Fund does not currently consider to be emerging markets.


  For purposes of the Fund's policy of normally investing substantially all of its assets in issuers in emerging markets, the Fund will consider investment in the following emerging markets:

     Algeria
     Argentina
     Bolivia
     Botswana
     Brazil
     Bulgaria
     Chile
     China
     Colombia
     Costa Rica
     Cyprus
     Czech Republic
     Dominican Republic
     Ecuador
     Egypt
     El Salvador
     Finland
     Ghana
     Greece
     Hong Kong
     Hungary
     India
     Indonesia
     Israel
     Ivory Coast
     Jamaica
     Jordan
     Kazakhstan
     Kenya
     Lebanon
     Malaysia
     Mauritius
     Mexico
     Morocco
     Nicaragua
     Nigeria
     Oman
     Pakistan
     Panama
     Paraguay
     Peru
     Philippines

     Poland
     Portugal
     Republic of Slovakia
     Russia
     Singapore
     Slovenia
     South Africa
     South Korea
     Sri Lanka
     Swaziland
     Taiwan
     Thailand
     Turkey
     Ukraine
     Uruguay
     Venezuela
     Zambia
     Zimbabwe

  Although the Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


  As used in this Prospectus, an issuer in an emerging market is an entity (1) for which the principal securities trading market is an emerging market, as defined above, (2) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere, or
(3) organized under the laws of, or with a principal office in, an emerging market.



  In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates over the long term. The Sub-advisor seeks those emerging markets that have strongly developing economies and in which the markets are becoming more sophisticated. The Sub-advisor then invests in those companies in such countries and industries that it believes are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation.



  As opportunities to invest in securities in other emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests. In some cases, investments in debt securities could provide the Fund with access to emerging markets in the early stages of their economic development, when equity securities are not yet generally available or, in the Sub-advisor's view, do not yet present an acceptable investment alternative. While the Fund generally is not restricted in the portion of its assets that may be invested in a single region, under normal conditions its assets will be invested in issuers in at least four countries, and it will not invest more than 25% of its assets in issuers in one country. The Fund's holdings of any one foreign currency together with securities denominated in or indexed to such currency will not exceed 40% of its assets.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  INVESTMENTS IN DEBT SECURITIES. The Fund may invest up to 50% of its total assets in the following types of emerging market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Debt securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest.


  There is no limitation on the percentage of the Fund's assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Debt securities in which the Fund will invest may not be rated; if rated, it is expected that such ratings will be below investment grade. See "Risk Factors -- Risks Associated with Debt Securities" and "-- Risks Associated with Below Investment Grade Debt Securities."

  The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, relative interest rate levels and/or the creditworthiness of issuers.


  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy for the Fund if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  BORROWING AND REVERSE REPURCHASE AGREEMENTS. In connection with meeting requests for the redemption of Fund shares, the Fund may borrow from banks or may borrow through reverse repurchase agreements. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions, but total borrowings may not exceed 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed-upon price that includes an interest component.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral if the borrower fails financially.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium the Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not currently intend to do so.


  The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with its investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge its portfolio against movements in exchange rates.


  Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.



  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



  Investment in other investment companies may involve the payment of substantial premiums above the value of their portfolio securities and multiple layering of fees and expenses and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in other investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in another investment company, the Fund would bear its ratable share of that company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.


  In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


  ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt, and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay "interest" in the form of additional securities. How-ever, a portion of the original issue discount on zero coupon securities and the interest on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions may be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  INDEXED COMMERCIAL PAPER. The Fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

  OTHER INDEXED SECURITIES. The Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of its outstanding voting securities. A "majority of its outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objectives. Investing in the Fund entails a substantial degree of risk, and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.

  The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  In addition, the value of debt securities held by the Fund generally will fluctuate with the perceived creditworthiness of the issuers of such securities and interest rates.

  NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Fund will be able to invest in a smaller number of issuers than if it was classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the net asset value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing that income.

  Investing in some foreign countries involves risks relating to potential political and economic instability within such countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in that market. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, currency depreciation, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal or interest when due.


  INVESTING IN EMERGING MARKETS. Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.


  Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists. During the period commencing with the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

  RISKS ASSOCIATED WITH BELOW INVESTMENT GRADE DEBT SECURITIES. The Fund may invest up to 50% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting it, such as its inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or that are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include (1) potential adverse publicity, (2) heightened sensitivity to general economic or political conditions and (3) the likely adverse impact of a major economic recession.

  The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


  Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Fund is authorized to enter into options, futures and forward currency transactions. These transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet its liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

  SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect its willingness to service its sovereign debt. Although the Sub-advisor intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.



  In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans -- typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.
--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Board of Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.

  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Francesco Bertoni       Portfolio Manager        Portfolio Manager for the Sub-advisor since June
London                  since 1998               1998. Investment Director of INVESCO Asset
                                                 Management Ltd. (London) ("INVESCO London"), an
                                                 affiliate of the Sub-advisor, since 1994.
                                                 Portfolio Manager for INVESCO London from 1990 to
                                                 1994.
Cheng-Hock Lau          Portfolio Manager        Chief Investment Officer for Global Fixed Income
New York                since 1997               and Portfolio Manager for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc., a
                                                 predecessor of the Sub-advisor, from 1995 to
                                                 October 1996. Senior Vice President and Senior
                                                 Portfolio Manager for Fiduciary Trust Company
                                                 International from 1993 to 1995. Vice President at
                                                 Bankers Trust Company from 1991 to 1993.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8 , 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


DVM-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM EMERGING MARKETS FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM EMERGING MARKETS FUND (The "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.

The Fund is designed for long term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in the Fund should be considered speculative and subject to special risk factors, related primarily to the Fund's investments in emerging markets. Purchasers should carefully assess the risks associated with an investment in the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    12
  Organization of the Trust............    14


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENT. The Fund normally invests at least 65% of its total assets in equity securities of companies in emerging markets.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.


  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calender month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset values will fluctuate, reflecting fluctuations in the market value of its portfolio holdings.


  The Fund will invest primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Fund may invest up to 20% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

   The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases (as a % of offering
     price).................................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale,
     whichever is less).....................................   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.52%     0.52%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.50%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. Without reimbursements and waivers, "Other expenses" and "Total Fund Operating Expenses" would have been 0.70% and 2.18%, respectively, for Class A Shares and 0.70% and 2.68%, respectively, for Class B Shares of the Fund. See "Management" herein and the Statement of Additional Information for more information.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $67      $108      $151        $289
Class B Shares
  Assuming a complete redemption at end of
     period(2).....................................   $77      $111      $157        $274
  Assuming no redemption...........................   $26      $ 79      $135        $274



(1)  Assumes payment of maximum sales charge by the investor.



(2)  Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 and for the semi-annual period ended April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information.


                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)


                                           SIX MONTHS                                                              MAY 18, 1992
                                             ENDED                       YEAR ENDED OCTOBER 31,                   (COMMENCEMENT
                                           APRIL 30,      ----------------------------------------------------    OF OPERATIONS)
                                            1998(D)       1997(D)    1996(D)    1995(D)      1994       1993     TO OCT. 31, 1992
                                           ----------     --------   --------   --------   --------   --------   ----------------
CLASS A+
Per share operating performance:
  Net asset value, beginning of period...   $  12.20      $  14.26   $  13.85   $  18.81   $  14.42   $  11.10        $ 11.43
                                            --------      --------   --------   --------   --------   --------        -------
Income from investment operations:
  Net investment income (loss)...........       0.02**          --       0.11       0.13      (0.02)      0.02*          0.07*
  Net realized and unrealized gain (loss)
    on investments.......................       0.31         (2.05)      0.30      (4.32)      4.68       3.38          (0.40)
                                            --------      --------   --------   --------   --------   --------        -------
    Net increase (decrease) from
      investment operations..............       0.33         (2.05)      0.41      (4.19)      4.66       3.40          (0.33)
                                            --------      --------   --------   --------   --------   --------        -------
Distributions:
  From net investment income.............         --            --         --         --      (0.01)     (0.08)            --
  From net realized gain on
    investments..........................         --            --         --      (0.77)     (0.26)        --             --
  In excess of net investment income.....         --         (0.01)        --         --         --         --             --
                                            --------      --------   --------   --------   --------   --------        -------
    Total distributions..................         --         (0.01)        --      (0.77)     (0.27)     (0.08)            --
                                            --------      --------   --------   --------   --------   --------        -------
Net asset value, end of period...........   $  12.53      $  12.20   $  14.26   $  13.85   $  18.81   $  14.42        $ 11.10
                                            ========      ========   ========   ========   ========   ========        =======
Total investment return(c)...............       2.79%(a)    (14.45)%     2.96%    (23.04)%    32.58%     30.90%          (2.9)%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's).....   $100,648      $113,319   $224,964   $252,457   $417,322   $187,808        $84,558
Ratio of net investment income (loss) to
  average net assets:
  With expense reductions and
    reimbursement........................       0.31%(b)     (0.01)%     0.76%      0.89%     (0.11)%      0.1%*          1.7%*(b)
  Without expense reductions and
    reimbursement........................       0.30%(b)     (0.09)%     0.64%      0.87%       N/A      (0.11)%              N/A
Ratio of operating expenses to average
  net assets:
  With expense reductions................       1.96%(b)      2.10%      1.96%      2.12%      2.06%       2.4%*          2.4%*(b)
  Without expense reductions.............       2.57%(b)      2.18%      2.08%      2.14%       N/A       2.61%           N/A
Ratio of interest expense to average net
  assets++...............................       0.33%(b)       N/A        N/A        N/A        N/A        N/A            N/A
Portfolio turnover rate++................        117%(b)       150%       104%       114%       100%        99%            32%(b)
Average commission rate per share paid on
  portfolio transactions++...............   $ 0.0016      $ 0.0015   $ 0.0040        N/A        N/A        N/A            N/A


---------------


+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



++ Portfolio turnover, average commission rates and ratio interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been (0.11)% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.



** Before reimbursement by the Sub-advisor, the net investment income per share would have been reduced by $0.03.



(a)  Not annualized.



(b)  Annualized.



(c)  Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A  Not Applicable.

                                                         SIX MONTHS
                                                           ENDED                 YEAR ENDED OCTOBER 31,             APRIL 1, 1993
                                                         APRIL 30,      -----------------------------------------        TO
                                                          1998 (D)      1997(D)    1996(D)    1995(D)      1994     OCT. 31, 1993
                                                         ----------     --------   --------   --------   --------   -------------
CLASS B+
Per share operating performance:
  Net asset value, beginning of period.................   $  11.94      $  14.02   $  13.68   $  18.68   $  14.39      $ 11.47
                                                          --------      --------   --------   --------   --------      -------
Income from investment operations:
  Net investment income (loss).........................      (0.01)**      (0.08)      0.04       0.06      (0.12)          --*
  Net realized and unrealized gain (loss) on
    investments........................................       0.30         (2.00)      0.30      (4.29)      4.67         2.92
                                                          --------      --------   --------   --------   --------      -------
    Net increase (decrease) from investment
      operations.......................................       0.29         (2.08)      0.34      (4.23)      4.55         2.92
                                                          --------      --------   --------   --------   --------      -------
Distributions:
  From net investment income...........................         --            --         --         --         --           --
  From net realized gain on investments................         --            --         --      (0.77)     (0.26)          --
  In excess of net investment income...................         --            --         --         --         --           --
                                                          --------      --------   --------   --------   --------      -------
    Total distributions................................         --            --         --      (0.77)     (0.26)          --
                                                          --------      --------   --------   --------   --------      -------
Net asset value, end of period.........................   $  12.23      $  11.94   $  14.02   $  13.68   $  18.68      $ 14.39
                                                          ========      ========   ========   ========   ========      =======
Total investment return(c).............................       2.51%(a)    (14.91)%     2.49%    (23.37)%    31.77%        25.5%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)...................   $100,831      $127,658   $216,004   $225,861   $291,289      $32,318
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions and reimbursement:...........      (0.19)%(b)    (0.51)%     0.26%      0.39%     (0.61)%       (0.4)%*(b)
  Without expense reductions and reimbursement:........      (0.80)%(b)    (0.59)%     0.14%      0.37%       N/A        (0.61)%(b)
Ratio of operating expenses to average net assets:
  With expense reductions..............................       2.46%(b)      2.60%      2.46%      2.62%      2.56%         2.9%*(b)
  Without expense reductions...........................       3.07%(b)      2.68%      2.58%      2.64%       N/A         3.11%(b)
Ratio of interest expense to average net assets++......       0.33%(b)       N/A        N/A        N/A        N/A          N/A
Portfolio turnover rate++..............................        117%(b)       150%       104%       114%       100%          99%
Average commission rate per share paid on portfolio
  transactions++.......................................   $ 0.0016      $ 0.0015   $ 0.0040        N/A        N/A          N/A


---------------


+    Commencing April 1, 1993, the Fund began offering Class B shares.



++ Portfolio turnover, average commission rates and ratio interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been (3.63)% and the ratio of net investment income to average net assets would have been (0.76)%.



** Before reimbursement by the Sub-advisor, the net investment income per share would have been reduced by $0.03.



(a)  Not annualized.



(b)  Annualized.



(c)  Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A  Not Applicable.



                                          AMOUNT OF                               AVERAGE MONTHLY NUMBER   AVERAGE AMOUNT
                                             DEBT            AVERAGE AMOUNT       OF REGISTRANT'S SHARES    OF DEBT PER
                                        OUTSTANDING AT    OF DEBT OUTSTANDING          OUTSTANDING          SHARE DURING
YEAR ENDED                              END OF PERIOD      DURING THE PERIOD        DURING THE PERIOD        THE PERIOD
----------                              --------------   ----------------------   ----------------------   --------------
Six months ended April 30, 1998.......    $3,353,000           $5,242,625               18,290,005            $ 0.287
October 31, 1997......................    $6,184,000           $2,568,627               26,177,077            $0.0981



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term growth of capital. Under normal circumstances, the Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. There can be no assurance that the Fund will meet its investment objective.



  INVESTMENT POLICIES. For purposes of the Fund's operations, "emerging markets" consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries that the Fund does not consider to be emerging markets.


  For purposes of the Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Fund will consider investment in the following emerging markets:

Algeria
Argentina
Bolivia
Botswana
Brazil
Bulgaria
Chile
China
Colombia
Costa Rica
Cyprus
Czech Republic
Dominican Republic
Ecuador
Egypt
El Salvador
Finland
Ghana
Greece
Hong Kong
Hungary
India
Indonesia
Israel
Ivory Coast
Jamaica
Jordan
Kazakhstan
Kenya
Lebanon
Malaysia
Mauritius
Mexico
Morocco
Nicaragua
Nigeria
Oman
Pakistan
Panama
Paraguay
Peru
Philippines
Poland
Portugal
Republic of Slovakia
Russia
Singapore
Slovenia
South Africa
South Korea
Sri Lanka

Swazilaka
Taiwan
Thailand
Turkey
Ukraine
Uruguay
Venezuela
Zambia
Zimbabwe

  Although the Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


  As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.


  The Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.


  The Fund invests in those emerging markets that the Sub-advisor believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



  The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Sub-advisor believes that the Fund's policy of investing in equity securities of companies in emerging markets may enable the Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  INVESTMENTS IN DEBT SECURITIES. The Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."


  If the rating of a debt security held by the Fund drops below a minimum rating considered acceptable by the Sub-advisor, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders.


  Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Fund is incidental to its objective of long-term growth of capital.


  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, the Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units such as Euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments. For a description of money market instruments in which the Fund may invest, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940 (the

"1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.


  Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



  PRIVATIZATIONS. The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING. It is a fundamental policy of the Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Fund's shares than would be the case if the Fund did not borrow, but also may enable the Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of the Fund that the Fund will not purchase securities during times when outstanding borrowings represent 5% or more of the Fund's total assets.

  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Foreign Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

  Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.



  The Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.


--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund entails a substantial degree of risk and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.


  The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in that market.

  Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.

  Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

  The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

  The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities."

  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

  CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possi-
ble need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.
--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day to day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Board of Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million, and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------              --------------------                   -------------------
Francesco Bertoni       Portfolio Manager        Portfolio Manager for the Sub-advisor since June
London                  since 1998               1998. Investment Director of INVESCO Asset
                                                 Management Ltd. (London) ("INVESCO London"), an
                                                 affiliate of the Sub-advisor, since 1994.
                                                 Portfolio Manager for INVESCO London from 1990 to
                                                 1994.
Christine Rowley        Portfolio Manager        Portfolio Manager for the Sub-advisor, INVESCO GT
London                  since 1997               Asset Management PLC (London) and INVESCO GT Asset
                                                 Management Asia Ltd. (Hong Kong), affiliates of
                                                 the Sub-advisor, since 1992.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and services fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the fund with other shares of the Fund and is entitled to such other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

Sub-Advisor
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                           APPLICATION INSIDE

[AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL CONSUMER PRODUCTS
AND SERVICES FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                            PAGE
                                            ----
SUMMARY...................................     2
THE FUND..................................     4
  Table of Fees and Expenses..............     4
  Financial Highlights....................     5
  Performance.............................     8
  Investment Program......................     8
  Risk Factors............................    11
  Management..............................    13
  Organization of the Trust and the
     Portfolio............................    16
INVESTOR'S GUIDE TO THE AIM FAMILY
  OF FUNDS--Registered Trademark--........   A-1



                                            PAGE
                                            ----
  Introduction of The AIM Family of
     Funds................................   A-1
  How to Purchase Shares..................   A-1
  Terms and Conditions of Purchase of the
     AIM Funds............................   A-2
  Special Plans...........................   A-4
  Exchange Privilege......................   A-4
  How to Redeem Shares....................   A-5
  Determination of Net Asset Value........   A-7
  Dividends, Distributions and Tax
     Matters..............................   A-8
  General Information.....................  A-10
APPLICATION INSTRUCTIONS..................   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Global Investment Portfolio.


  INVESTMENT OBJECTIVE. The Fund and the Portfolio each seeks long-term capital growth.


  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.


  INVESTMENT MANAGERS. The Portfolio is managed by AIM Advisors, Inc. ("AIM"), and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"), Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies in the consumer products and services industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Portfolio may invest up to 20% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees:............................................   None      None
Annual Fund Operating Expenses(3):
  (as a % of average net assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.51%     0.51%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.99%     2.49%
                                                               ====      ====


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                       10
                                                       1 YEAR   3 YEARS   5 YEARS   YEARS(6)
                                                       ------   -------   -------   --------
Class A Shares(4)....................................   $67      $107      $150       $269
Class B Shares:
  Assuming a complete redemption at end of
     period(5).......................................   $77      $111      $157       $273
  Assuming no redemption.............................   $26      $ 78      $134       $273


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.


    The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.


(4) Assumes payment of maximum sales charge by the investor.



(5) Assumes deduction of the applicable contingent deferred sales charge.



(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes for the semi-annual period ended April 30, 1998 are also included in the Statement of Additional Information.



                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


            (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND)



                                                          SIX MONTHS          YEAR ENDED         DECEMBER 30, 1994
                                                            ENDED            OCTOBER 31,         (COMMENCEMENT OF
                                                        APRIL 30, 1998    ------------------      OPERATIONS) TO
                       CLASS A                          (UNAUDITED)(D)    1997(D)    1996(D)    OCTOBER 31, 1990(D)
                       -------                          --------------    -------    -------    -------------------
Per Share Operating Performance:
  Net asset value, beginning of period................     $ 22.19        $20.98     $14.59           $ 11.43
                                                           -------        -------    -------          -------
Income from investment operations:
  Net investment income (loss)........................       (0.12)        (0.15)     (0.22)             0.02*
  Net realized and unrealized gain on investments.....        4.80          2.27       7.13              3.14
                                                           -------        -------    -------          -------
         Net increase from investment operations......        4.68          2.12       6.91              3.16
                                                           -------        -------    -------          -------
Distributions to shareholders:
  From net realized gain on investments...............       (1.89)        (0.91)     (0.52)               --
                                                           -------        -------    -------          -------
         Total distributions..........................       (1.89)        (0.91)     (0.52)               --
                                                           -------        -------    -------          -------
Net asset value, end of period........................     $ 24.98        $22.19      20.98           $ 14.59
                                                           =======        =======    =======          =======
         Total investment return(c)...................       22.48%(b)     10.55%     48.82%            27.65%(b)
                                                           =======        =======    =======          =======
Ratios and supplemental data:
Net assets, end of period (in 000's)..................     $70,547        $62,637    $76,900          $ 4,082
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions and reimbursement by the
    Sub-advisor.......................................       (1.00)%(a)    (0.72)%    (1.14)%            0.20%(a)
  Without expense reductions and reimbursement by the
    Sub-advisor.......................................       (1.02)%(a)    (0.87)%    (1.24)%          (11.11)%(a)
Ratio of operating expenses to average net assets:
  With expense reductions and reimbursement by the
    Sub-advisor.......................................       (1.92)%(a)     1.84%      2.24%             2.32%(a)
  Without expense reductions and reimbursement by the
    Sub-advisor.......................................        1.94%(a)      1.99%      2.34%            13.63%(a)
Portfolio turnover rate+..............................         169%(a)       392%       169%              240%(a)
Average commission rate per share paid on portfolio
  transactions+.......................................     $0.0423        $0.0319    $0.0545              N/A


---------------


(a)   Annualized.



(b)   Not annualized.



(c)   Total investment return does not include sales charges.



(d) These selected per share operating data were calculated based upon average shares outstanding during the period.



  * Before reimbursement by the Sub-advisor, net investment income per share would have been reduced by $1.12.



  +




      Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



N/A   Not Applicable.

                                                                SIX MONTHS            YEAR ENDED          DECEMBER 30, 1994
                                                                  ENDED              OCTOBER 31,          (COMMENCEMENT OF
                                                              APRIL 30, 1998    ----------------------       OPERATIONS)
                                                              (UNAUDITED)(D)    1997(D)       1996(D)    OCTOBER 31, 1995(D)
                                                              --------------    --------      --------   -------------------
CLASS B
Per Share Operating Performance:
  Net asset value, beginning of period......................     $  21.86       $  20.79      $  14.53        $  14.43
                                                                 --------       --------      --------        --------
Income from investment operations:
  Net investment income (loss)..............................        (0.17)         (0.24)        (0.31)          (0.04)*
  Net realized and unrealized gain on investments...........         4.71           2.22          7.09            3.14
                                                                 --------       --------      --------        --------
  Net increase from investment operations...................         4.54           1.98          6.78            3.10
                                                                 --------       --------      --------        --------
Distributions to shareholders:
  From net realized gain on investment......................        (1.89)         (0.91)        (0.52)             --
                                                                 --------       --------      --------        --------
        Total distributions.................................        (1.89)         (0.91)        (0.52)             --
                                                                 --------       --------      --------        --------
Net asset value, end of period..............................     $  24.51       $  21.86      $  20.79        $  14.53
                                                                 ========       ========      ========        ========
        Total investment return(c)..........................        22.21%(b)       9.95%        48.11%          27.12%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)........................     $106,836       $ 93,978      $ 87,904        $  2,959
Ratio of net investment income to average net assets:
  With expense reductions and reimbursement by Chancellor
    LGT Asset Management, Inc. (Notes 1 & 5.................        (1.50)%(a)      1.22%        (1.64)%         (0.30)%(a)
  Without expense reductions and reimbursement by Chancellor
    LGT Asset Management, Inc. .............................        (1.52)%(a)      1.37%        (1.74)%        (11.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by Chancellor
    LGT Asset Management, Inc. (Notes 1 & 5) ...............         2.42%(a)       2.34%         2.74%           2.82%(a)
  Without expense reductions and reimbursement by Chancellor
    LGT Asset Management, Inc. .............................         2.44%(a)       2.49%         2.84%          14.13%(a)
Portfolio turnover rate++...................................          169%(a)        392%          169%            240%(a)
Average commission rate per share paid on portfolio
  transactions++............................................     $ 0.0423       $ 0.0319      $ 0.0545             N/A


---------------


(a)  Annualized



(b)  Not annualized



(c)  Total investment return does not include sales charges.



(d) These selected per share operating data were calculated based upon average shares outstanding during the period.



* Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.



+    Commencing June 1, 1995, the Fund began offering Advisor Class shares.



++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



N/A  Not Applicable.


                                ---------------


                                                                                 AVERAGE MONTHLY
                                                                AVERAGE             NUMBER OF        AVERAGE AMOUNT
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    OF DEBT PER
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING        SHARE DURING
YEAR ENDED                                END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD      THE PERIOD
----------                                --------------   -----------------   -------------------   --------------
Six months ended April 30, 1998.........      $  --            $115,397             7,894,281           $ 0.015
October 31, 1997........................      $  --            $103,293             8,302,173           $0.0124



  Average amount of debt outstanding during the period is computed daily.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all of a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services' company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in such industries.



  Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).



  The Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Sub-advisor believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.



  The Sub-advisor also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Sub-advisor's view, these changes are likely to create investment opportuni-ties in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.


CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the consumer products and services industries are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global consumer products and services industries represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.



  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.



  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.
--------------------------------------------------------------------------------


RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Portfolio focuses its investments on the consumer products and services industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the consumer products and services industries. Accordingly, the Fund should not be considered a complete investment program.

  CONSUMER PRODUCTS AND SERVICES INDUSTRIES. The performance of consumer products and services companies, relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.


  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers and administrators to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Derek H. Webb           Portfolio Manager        Head of the Theme Funds for the Sub-advisor since
San Francisco           since Portfolio          1997. Portfolio Manager for the Sub-advisor since
                        inception in 1994        1994. Analyst for the Sub- advisor from 1992 to
                                                 1994.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."

  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GCPS-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL FINANCIAL SERVICES FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL FINANCIAL SERVICES FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    13
  Organization of the Trust and
     Portfolio.........................    15
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Global Investment Portfolio.


  INVESTMENT OBJECTIVE. The Fund and the Portfolio each seeks long-term capital growth.


  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases." Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."



  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies in the financial services industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Portfolio may invest up to 5% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.52%     0.52%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.50%
                                                               ====      ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements and waivers, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.88% and 2.36%, respectively, for Class A shares and 0.88% and 2.86%, respectively, for Class B shares of the Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.


   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $67      $108      $151        $270
Class B Shares:
  Assuming a complete redemption at end of
     period(2).....................................   $77      $111      $157        $274
  Assuming no redemption...........................   $26      $ 79      $135        $274



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes for the semi-annual period ended April 30, 1998, are also available in the Statement of Additional Information.



                       AIM GLOBAL FINANCIAL SERVICES FUND

                  (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND)


                                                                SIX MONTHS                                     MAY 31, 1994
                                                                  ENDED          YEAR ENDED OCTOBER 31,        (COMMENCEMENT
                                                              APRIL 30, 1998   ---------------------------   OF OPERATIONS) TO
                                                              (UNAUDITED)(D)   1997(D)   1996(D)   1995(D)   OCTOBER 31, 1994
                                                              --------------   -------   -------   -------   -----------------
CLASS A:
Per Share Operating Performance:
  Net asset value, beginning of period......................     $ 17.22       $ 14.20    $11.92    $11.62         $11.43
                                                                 -------       -------   -------    ------         ------
Income from investment operations:
  Net investment income (loss)+.............................        0.02          0.04      0.05      0.17           0.02
  Net realized and unrealized gain (loss) on investments....        3.54          3.97      2.36      0.13           0.17
                                                                 -------       -------   -------    ------         ------
  Net increase (decrease) from investment operations........        3.56          4.01      2.41      0.30           0.19
                                                                 -------       -------   -------    ------         ------
Distributions:
  From net investment income................................          --           --      (0.12)       --             --
  From net realized gain on investments.....................       (0.61)        (0.99)    (0.01)       --             --
                                                                 -------       -------   -------    ------         ------
        Total distributions.................................       (0.61)        (0.99)    (0.13)       --             --
                                                                 -------       -------   -------    ------         ------
Net asset value, end of period..............................     $ 20.17       $ 17.22   $ 14.20    $11.92         $11.62
                                                                 =======       =======   =======    ======         ======
        Total investment return(c)..........................       21.29%(b)     29.91%    20.21%     2.58%          1.66%(b)
                                                                 =======       =======   =======    ======         ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................     $38,146       $29,639   $ 7,302    $5,687         $3,175
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement from the
    Sub-advisor.............................................        0.25%(a)      0.23%     0.41%     1.46%          0.66%(a)
  Without expense reductions and reimbursement from the
    Sub-advisor.............................................        0.20%(a)      0.16%    (0.66)%   (5.34)%        (7.26)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement from the
    Sub-advisor.............................................        1.98%(a)      2.29%     2.32%     2.34%          2.40%(a)
  Without expense reductions and reimbursement from the
    Sub-advisor.............................................        2.03%(a)      2.36%     3.39%     9.14%         10.32%(a)
Portfolio turnover rate++...................................         106%(a)        91%      103%      170%            53%(a)
Average commission rate per share paid on portfolio
  transactions++............................................     $0.0015        $0.0014  $0.0080       N/A            N/A


---------------

 + Before reimbursement by the Sub-advisor, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended Oct. 31, 1996, $0.59 and $0.59, respectively, for the year ended Oct. 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.


(a)   Annualized.



(b)   Not annualized.



(c)   Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.

                                                                SIX MONTHS                                     MAY 31, 1994
                                                                  ENDED          YEAR ENDED OCTOBER 31,        (COMMENCEMENT
                                                              APRIL 30, 1998   ---------------------------   OF OPERATIONS) TO
                                                              (UNAUDITED)(D)   1997(D)   1996(D)   1995(D)   OCTOBER 31, 1994
                                                              --------------   -------   -------   -------   -----------------
CLASS B:
Per Share Operating Performance:
  Net asset value, beginning of period......................     $ 16.97       $14.06    $11.83    $11.60         $11.43
                                                                 -------       -------   -------   ------         ------
Income from investment operations:
  Net investment income (loss)+.............................       (0.02)       (0.04)    (0.01)     0.11             --
  Net realized and unrealized gain (loss) on investments....        3.47         3.94      2.34      0.12           0.17
                                                                 -------       -------   -------   ------         ------
Net increase (decrease) from investment operations..........        3.45         3.90      2.33      0.23           0.17
                                                                 -------       -------   -------   ------         ------
Distributions:
  From net investment income................................          --           --     (0.09)       --             --
  From net realized gain on investments.....................       (0.61)       (0.99)    (0.01)       --             --
                                                                 -------       -------   -------   ------         ------
        Total distributions.................................       (0.61)       (0.99)    (0.10)       --             --
                                                                 -------       -------   -------   ------         ------
Net asset value, end of period..............................     $ 19.81       $16.97    $14.06    $11.83         $11.60
                                                                 =======       =======   =======   ======         ======
Total investment return(c)..................................       21.02%(b)    29.13%    19.81%     1.98%          1.49%(b)
                                                                 =======       =======   =======   ======         ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................     $64,747       $47,585   $9,886    $4,548         $2,235
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement from the
    Sub-advisor.............................................       (0.25)%(a)   (0.27)%   (0.09)%    0.96%          0.16%(a)
  Without expense reductions and reimbursement from the
    Sub-advisor.............................................       (0.30)%(a)   (0.34)%   (1.16)%   (5.84)%        (7.76)%(a)
Ratio of operating expenses to average net assets:
  With expense reductions and reimbursement from the
    Sub-advisor.............................................        2.48%(a)     2.79%     2.82%     2.84%          2.90%(a)
  Without expense reductions and reimbursement from the
    Sub-advisor.............................................        2.53%(a)     2.86%     3.89%     9.64%         10.82%(a)
Portfolio turnover rate++...................................         106%(a)       91%      103%      170%            53%(a)
Average commission rate per share paid on portfolio
  transactions++............................................     $0.0015       $0.0014   $0.0080      N/A            N/A


---------------

 + Before reimbursement by the Sub-advisor, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended Oct. 31, 1996, $0.59 and $0.59, respectively, for the year ended Oct. 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.


(a)   Annualized.



(b)   Not annualized.



(c)   Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.



                                                                                 AVERAGE MONTHLY
                                                                                    NUMBER OF        AVERAGE AMOUNT
                                        AMOUNT OF DEBT     AVERAGE AMOUNT      REGISTRANT'S SHARES    OF DEBT PER
                                        OUTSTANDING AT   OF DEBT OUTSTANDING       OUTSTANDING        SHARE DURING
YEAR                                    END OF PERIOD     DURING THE PERIOD     DURING THE PERIOD      THE PERIOD
----                                    --------------   -------------------   -------------------   --------------
Six months ended April 30, 1998.......       $--               $35,342              5,369,134            $0.007



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objectives.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in the financial services industries.



  Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.



  The Sub-advisor believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Sub-advisor's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Sub-advisor expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the financial services industries are headquartered outside of the United States.

  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global financial services industries represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.
--------------------------------------------------------------------------------


RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate reflecting fluctuations in the market value of the Portfolio's securities positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Portfolio focuses its investments on the financial services industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the financial services industries. Accordingly, the Fund should not be considered a complete investment program.

  FINANCIAL SERVICES INDUSTRIES. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

  Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

  The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

  Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters.

Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 5% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers and the administrators to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                     RESPONSIBILITIES FOR                      BUSINESS EXPERIENCE
  NAME/OFFICE           THE PORTFOLIO                            PAST FIVE YEARS
  -----------        --------------------                      -------------------
A. James Ellman    Portfolio Manager since     Portfolio Manager for the Sub-Advisor since 1995.
San Francisco      1995                        Analyst for the Sub- advisor from 1994 to 1995.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Company's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GFS-PRO-1

                                                            [APPLICATION INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL GOVERNMENT INCOME FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


P
PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL GOVERNMENT INCOME FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.



This Prospectus sets forth concisely information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    11
  Management...........................    13
  Organization of the Trust............    16


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
  Appendix A...........................  A-24
APPLICATION INSTRUCTIONS...............   B-1





                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  THE FUND. The Fund is a non-diversified series of the Trust.

  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in high quality U.S. and foreign government debt obligations.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"), Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements.

  The Fund will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.73%     0.73%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses............................................   0.43%     0.43%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.51%     2.16%
                                                               ====      ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $62      $ 93      $126        $220
Class B Shares
  Assuming a complete redemption at end of
     period(2).....................................   $74      $101      $140        $235
  Assuming no redemption...........................   $22      $ 68      $117        $235



(1)

  Assumes payment of maximum sales charge by the investor.


(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS; THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period April 30, 1998, are also included in the Statement of Additional Information.



                       AIM GLOBAL GOVERNMENT INCOME FUND


                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)



                             SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                              APRIL 30, 1998    ---------------------------------------------------------------
                              (UNAUDITED)(C)    1997(C)    1996(C)    1995(C)    1994(C)    1993(C)      1992
                             ----------------   --------   --------   --------   --------   --------   --------
CLASS A+
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................     $   8.62       $   8.74   $   8.81   $   8.63   $  11.07   $   9.83   $  10.29
                                 --------       --------   --------   --------   --------   --------   --------
Income from investment
 operations:
 Net investment income......         0.29           0.52       0.57       0.62       0.65       0.74       0.92
 Net realized and unrealized
   gain (loss) on
   investments..............         0.07          (0.13)      0.03       0.15      (1.52)      1.34      (0.31)
                                 --------       --------   --------   --------   --------   --------   --------
 Net increase (decrease)
   resulting from investment
   operations...............         0.36           0.39       0.60       0.77      (0.87)      2.08       0.61
                                 --------       --------   --------   --------   --------   --------   --------
Distributions:
 From net investment
   income...................        (0.26)         (0.31)     (0.57)     (0.59)     (0.65)     (0.74)     (0.83)
 From net realized gain on
   investments..............           --             --      (0.10)        --      (0.27)        --      (0.13)
 In excess of net investment
   income...................           --          (0.20)        --         --         --         --         --
 In excess of net realized
   gain on investments......           --             --         --         --      (0.55)        --         --
 Return of capital..........           --             --         --         --      (0.10)        --         --
 From sources other than net
   investment income........           --             --         --         --         --      (0.10)     (0.11)
                                 --------       --------   --------   --------   --------   --------   --------
       Total
         distributions......        (0.26)         (0.51)     (0.67)     (0.59)     (1.57)     (0.84)     (1.07)
                                 --------       --------   --------   --------   --------   --------   --------
Net asset value, end of
 period.....................     $   8.72       $   8.62   $   8.74   $   8.81   $   8.63   $  11.07   $   9.83
                                 ========       ========   ========   ========   ========   ========   ========
       Total investment
         return(d)..........         4.05%(a)       4.78%      7.11%      9.22%     (8.87)%     21.9%       6.3%
                                 ========       ========   ========   ========   ========   ========   ========
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................     $130,246       $154,272   $240,945   $385,404   $502,094   $708,301   $623,387
Ratio of net investment
 income to average net
 assets.....................         6.69%(b)       6.04%      6.52%      6.98%      6.87%       7.1%       9.0%
Ratio of operating expenses
 to average net assets:
 With expense reductions....         1.50%(b)       1.34%      1.34%      1.35%      1.33%       1.4%       1.6%
 Without expense
   reductions...............         1.50%(b)       1.51%      1.39%      1.38%       N/A        N/A        N/A
Ratio of interest expense to
 average net assets:........         0.32(b)         N/A        N/A        N/A        N/A        N/A        N/A
Portfolio turnover rate++...          211%(b)        241%       268%       385%       625%       495%       351%

                                                                    MARCH 29,
                                                                       1988
                                                                    (COMMENCE-
                                                                     MENT OF
                                   YEAR ENDED OCTOBER 31,         OPERATIONS) TO
                              ---------------------------------    OCTOBER 31,
                                1991       1990        1989            1988
                              --------   --------   -----------   --------------
CLASS A+
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................  $  10.46   $  10.45    $  10.86         $ 11.43
                              --------   --------    --------         -------
Income from investment
 operations:
 Net investment income......      0.99       1.18        1.15            0.49*
 Net realized and unrealized
   gain (loss) on
   investments..............     (0.07)     (0.02)      (0.35)          (0.44)
                              --------   --------    --------         -------
 Net increase (decrease)
   resulting from investment
   operations...............      0.92       1.16        0.80            0.05
                              --------   --------    --------         -------
Distributions:
 From net investment
   income...................     (1.00)     (1.15)      (1.20)          (0.49)
 From net realized gain on
   investments..............     (0.09)        --          --           (0.12)
 In excess of net investment
   income...................        --         --          --              --
 In excess of net realized
   gain on investments......        --         --          --              --
 Return of capital..........        --         --          --              --
 From sources other than net
   investment income........        --         --       (0.01)          (0.01)
                              --------   --------    --------         -------
       Total
         distributions......     (1.09)     (1.15)      (1.21)          (0.62)
                              --------   --------    --------         -------
Net asset value, end of
 period.....................  $  10.29   $  10.46    $  10.45         $ 10.86
                              ========   ========    ========         =======
       Total investment
         return(d)..........       9.4%      11.9%        7.2%            1.1%(a)
                              ========   ========    ========         =======
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................  $399,200   $259,726    $122,526         $57,063
Ratio of net investment
 income to average net
 assets.....................       9.5%      11.4%       10.7%           7.41%(b)*
Ratio of operating expenses
 to average net assets:
 With expense reductions....       1.6%       1.8%        1.7%           1.80%(b)*
 Without expense
   reductions...............       N/A        N/A         N/A             N/A
Ratio of interest expense to
 average net assets:........       N/A        N/A         N/A             N/A
Portfolio turnover rate++...       326%       334%        413%            291%(b)


---------------


  + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.



 ++ Portfolio turnover and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  * Net of $0.01 per share of Fund operating expenses reimbursed by the Sub-advisor.



 (a)  Not annualized.



 (b)  Annualized.



 (c) These selected per share data were calculated based upon average shares outstanding during the period.



 (d)  Total investment return does not include sales charges.



N/A   Not Applicable.

                                              SIX MONTHS                                                              OCTOBER 22,
                                            ENDED APRIL 30,                  YEAR ENDED OCTOBER 31,                     1992 TO
                                                 1998         -----------------------------------------------------   OCTOBER 31,
                                            (UNAUDITED)(c)    1997(c)    1996(c)    1995(c)    1994(c)     1993(c)       1992
                                            ---------------   --------   --------   --------   --------    --------   -----------
CLASS B+
Per Share Operating Performance:
  Net asset value, beginning of period....     $   8.62       $   8.74   $   8.80   $   8.64   $  11.07    $   9.83     $  9.87
                                               --------       --------   --------   --------   --------    --------     -------
Income from investment operations:
  Net investment income...................         0.26           0.46       0.51       0.55       0.59        0.67        0.02
  Net realized and unrealized gain (loss)
    on investments........................         0.07          (0.12)      0.04       0.14      (1.52)       1.34       (0.06)
                                               --------       --------   --------   --------   --------    --------     -------
  Net increase (decrease) resulting from
    investment operations.................         0.33           0.34       0.55       0.69      (0.93)       2.01       (0.04)
                                               --------       --------   --------   --------   --------    --------     -------
Distributions:
  From net investment income..............        (0.23)         (0.28)     (0.51)     (0.53)     (0.59)      (0.67)         --
  From net realized gain on investments...           --             --      (0.10)        --      (0.27)         --          --
  In excess of net investment income......           --          (0.18)        --         --         --          --          --
  In excess of net realized gain on
    investments...........................           --             --         --         --      (0.54)         --          --
  Return of capital.......................           --             --         --         --      (0.10)         --          --
  From sources other than net investment
    income................................           --             --         --         --         --       (0.10)         --
                                               --------       --------   --------   --------   --------    --------     -------
        Total distributions...............        (0.23)         (0.46)     (0.61)     (0.53)     (1.50)      (0.77)         --
                                               --------       --------   --------   --------   --------    --------     -------
Net asset value, end of period............     $   8.72       $   8.62   $   8.74   $   8.80   $   8.64    $  11.07     $  9.83
                                               ========       ========   ========   ========   ========    ========     =======
        Total investment return(d)........         3.85%(a)       4.00%      6.54%      8.22%     (9.39)%      21.1%       (0.4)%(a)
                                               ========       ========   ========   ========   ========    ========     =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)....     $102,299       $127,722   $166,577   $235,481   $262,405    $182,972     $ 2,624
  Ratio of net investment income to
    average net assets....................         6.04%(b)       5.39%      5.87%      6.33%      6.22%        6.5%        8.0%(b)
Ratio of operating expenses to average net
  assets:
  With expense reductions.................         2.15%(b)       1.99%      1.99%      2.00%      1.98%        2.0%        1.9%(b)
  Without expense reductions..............         2.15%(b)       2.16%      2.04%      2.03%       N/A         N/A         N/A
Ratio of interest expense to average net
  assets:.................................         0.32%(b)        N/A        N/A        N/A        N/A         N/A         N/A
Portfolio turnover rate++.................          211%(b)        241%       268%       385%       625%        495%        351%


---------------


  +   Commencing October 22, 1992, the Fund began offering Class B shares.



 ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



  * Net of $0.01 per share of Fund operating expenses reimbursed by the Sub-advisor.



 (a)  Not annualized.



 (b)  Annualized.



 (c) These selected per share data were calculated based upon average shares outstanding during the period.



 (d)  Total investment return does not include sales charges.



N/A   Not Applicable.


                                ---------------


                                                                                 AVERAGE MONTHLY
                                                                AVERAGE             NUMBER OF             AVERAGE
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    AMOUNT OF DEBT
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
YEAR ENDED                                END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                                --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1998.........   $21,178,000        $12,376,724          30,907,029             $0.4000
Year ended October 31, 1997.............   $ 4,451,000        $ 1,616,315          38,476,908             $0.0420



  Average amount of debt outstanding during the period is computed daily.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


--------------------------------------------------------------------------------



INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. Its secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities including mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by foreign governments. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."



  The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the Sub-advisor. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.



  The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Sub-advisor to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.

  The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," (i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Sub-advisor to be of comparable quality); (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Sub-advisor to be of comparable quality; and (4) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.



  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  ASSET ALLOCATION. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


  The Sub-advisor allocates the assets of the Fund in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and in the case of the Fund, secondarily for capital appreciation and protection of principal). In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Fund. Securities held by the Fund may be invested without limitation as to maturity.



  The Sub-advisor selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect the Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions."



  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Fund's policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in debt securities of U.S. issuers.


  The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.


  TEMPORARY DEFENSIVE STRATEGIES. The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  BRADY BONDS. The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Fund will be subject to the same rating requirements that apply to its other investments. In addition, privately issued mortgage-backed and asset-backed securities purchased by the Fund will be subject to the limitation of the Fund which allows no more than 35% of its total assets to be invested in securities of non-governmental issuers.

  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss. The Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings in excess of 5% of its total assets are outstanding.


  The Fund may also enter into reverse repurchase agreements with a bank or recognized securities dealer. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a particular price at a future date. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Fund's assets for purposes of calculating compliance with the Fund's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


  SECURITIES LENDING. The Fund may lend its respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund requires the borrower to maintain with the Fund's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

  ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. It may also invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  SYNTHETIC SECURITY POSITIONS. The Fund may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


  For example, in order to establish a synthetic security position for the Fund that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



  The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



  The Sub-advisor would create synthetic security positions for the Fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Fund will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investment. The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund may also purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.


  INDEXED SECURITIES. The Fund may invest in certain indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval.

  The Fund is authorized to make short sales of securities, although it has no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------



RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Fund generally fluctuates inversely with interest rate movements. Longer term bonds held by the Fund are subject to greater interest rate risk.

  NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  CURRENCY RISK. Since the Fund normally invests substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participat-ing countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio.


  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

  Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

  SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


  In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Fund may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation.



  The Fund pays AIM investment management and administration fees computed daily and payable monthly, based on the average daily net assets, for such services at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $1 billion, 0.675% on the next $1 billion, and 0.65% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective November 1, 1997, AIM has undertaken to limit the expenses of the Class A and Class B shares of the Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the

Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                          RESPONSIBILITIES FOR                 BUSINESS EXPERIENCE
      NAME/OFFICE               THE FUND                         PAST FIVE YEARS
      -----------         --------------------                 -------------------
Cheng-Hock Lau              Portfolio Manager    Chief Investment Officer for Global Fixed Income
  New York                  since 1996           and Portfolio Manager for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc.
                                                 ("Chancellor Capital"), a predecessor of the
                                                 Sub-Advisor, from 1995 to October 1996. Senior
                                                 Vice President and Senior Portfolio Manager for
                                                 Fiduciary Trust Company International from 1993
                                                 to 1995. Vice President at Bankers Trust Company
                                                 from 1991 to 1993.
David B. Hughes             Portfolio Manager    Head of Global Fixed Income, North America, and
  New York                  since 1998           Portfolio Manager for the Sub-advisor since
                                                 January 1998. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to December 1997.
                                                 Employed by Chancellor Capital from July 1995 to
                                                 October 1996. Assistant Vice President of
                                                 Fiduciary Trust Company International from 1994
                                                 to 1995. Assistant Treasurer at the Bankers
                                                 Trust Company from 1991 to 1994.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would consti-tute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.

  For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 4, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

APPENDIX A
--------------------------------------------------------------------------------


                          DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the four categories shown: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  ABSENCE OF RATING. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the four categories shown:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  PLUS (+) OR MINUS (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR. Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 - Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]        THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]


 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



CLASS A AND CLASS B SHARES OF



AIM GLOBAL GROWTH & INCOME FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS


SEPTEMBER 8, 1998



  This Prospectus contains information about AIM GLOBAL GROWTH & INCOME FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment sub-advisor, INVESCO (NY), Inc. (the "Sub-advisor"), in view of then-current economic and market conditions.



  This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


  THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                            PAGE
                                            ----
SUMMARY...................................     2
THE FUND..................................     4
  Table of Fees and Expenses..............     4
  Financial Highlights....................     5
  Performance.............................     7
  Investment Program......................     7
  Management..............................    11
  Organization of the Trust...............    13


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registration Trademark--.........   A-1
  Introduction to The AIM Family of
     Funds................................   A-1



                                            PAGE
                                            ----
  How to Purchase Shares..................   A-1
  Terms and Conditions of Purchase of the
     AIM Funds............................   A-2
  Special Plans...........................   A-9
  Exchange Privilege......................  A-12
  How to Redeem Shares....................  A-14
  Determination of Net Asset Value........  A-19
  Dividends, Distributions and Tax
     Matters..............................  A-19
  General Information.....................  A-23
APPLICATION INSTRUCTIONS..................   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a non-diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term capital appreciation together with current income.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in blue-chip equity securities and high quality government bonds of issuers located in the United States and throughout the world.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by the Sub-advisor. AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan.

  The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"), Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."



  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."



  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a quarterly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities.

  The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------


TABLE OF FEES AND EXPENSES


  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................     5.50%     None
  Sales charges on reinvested distributions to
     shareholders...........................................     None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........     None      5.00%
  Redemption charges........................................     None      None
  Exchange Fees.............................................     None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............     0.97%     0.97%
  12b-1 distribution and service fees.......................     0.35%     1.00%
  Other expenses (after reimbursements and waivers).........     0.32%     0.32%
                                                              -------   -------
          Total Fund Operating Expenses.....................     1.64%     2.29%
                                                              =======   =======


---------------


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3)Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                    ------   -------   -------   -----------
Class A Shares(1).................................   $71      $104      $140        $240
Class B Shares:
  Assuming a complete redemption at end of
     period(2)....................................   $75      $105      $147        $248
  Assuming no redemption..........................   $23      $ 72      $124        $248


---------------


(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The financial statements and notes for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.



                        AIM GLOBAL GROWTH & INCOME FUND


                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)


                                      SIX MONTHS
                                        ENDED                                 YEAR ENDED OCTOBER 31,
                                    APRIL 30, 1998   ------------------------------------------------------------------------
                                    (UNAUDITED)(A)   1997(A)      1996       1995       1994     1993(A)     1992      1991
                                    --------------   --------   --------   --------   --------   --------   -------   -------
CLASS A+
Per Share Operating Performance:
Net asset value, beginning of
 period...........................     $   8.21      $   7.11   $   6.35   $   6.21   $   6.29   $   5.28   $  5.25   $  4.77
                                       --------      --------   --------   --------   --------   --------   -------   -------
Income from investment operations:
 Net investment income............         0.07          0.21       0.22       0.24       0.22       0.24*     0.21*     0.27*
 Net realized and unrealized gain
   (loss) on investments..........         1.32          1.12       0.82       0.13      (0.03)      1.05      0.10      0.47
                                       --------      --------   --------   --------   --------   --------   -------   -------
   Net increase (decrease) from
     investment operations........         1.39          1.33       1.04       0.37       0.19       1.29      0.31      0.74
                                       --------      --------   --------   --------   --------   --------   -------   -------
Distributions:
 From net investment income.......        (0.07)        (0.21)     (0.24)     (0.22)     (0.21)     (0.24)    (0.14)    (0.26)
 From net realized gain on
   investments....................        (0.15)        (0.02)     (0.04)     (0.01)     (0.06)        --     (0.14)       --
 In excess of net investment
   income.........................        (0.05)           --         --         --         --         --        --        --
 From sources other than net
   investment income..............           --            --         --         --         --      (0.04)       --        --
                                       --------      --------   --------   --------   --------   --------   -------   -------
       Total distributions........        (0.27)        (0.23)     (0.28)     (0.23)     (0.27)     (0.28)    (0.28)    (0.26)
                                       ========      ========   ========   ========   ========   ========   =======   =======
Net asset value, end of period....     $   9.33      $   8.21   $   7.11   $   6.35   $   6.21   $   6.29   $  5.28   $  5.25
                                       ========      ========   ========   ========   ========   ========   =======   =======
Total investment return (d).......        17.41%(b)     19.01%     16.80%      6.27%      3.14%      25.1%      5.9%    15.68%
Ratios and supplemental data:
Net assets, end of period (in
 000's)...........................     $324,300      $292,528   $286,203   $284,069   $317,847   $251,428   $27,754   $71,376
Ratio of net investment income to
 average net assets...............         1.52%(c)      2.74%      3.17%      3.85%      3.30%       3.3%*     4.1%*     5.0%*
Ratio of operating expenses to
 average net assets:
 With expense reduction...........         1.66%(c)      1.50%      1.59%      1.70%      1.67%       1.8%*     1.9%*     1.9%*
 Without expense reduction........         1.66%(c)      1.64%      1.66%      1.74%       N/A        N/A       N/A       N/A
Portfolio turnover rate ++........           63%(c)        50%        39%        83%       117%        24%       53%       46%
Average commission rate per share
 paid on portfolio transactions
 ++...............................     $ 0.0131      $ 0.0151   $ 0.0139        N/A        N/A        N/A       N/A       N/A

                                     SEPT. 25, 1990
                                      (COMMENCEMENT
                                    OF OPERATIONS) TO
                                      OCT. 31, 1990
                                    -----------------
CLASS A+
Per Share Operating Performance:
Net asset value, beginning of
 period...........................       $ 4.76
                                         ------
Income from investment operations:
 Net investment income............         0.01*
 Net realized and unrealized gain
   (loss) on investments..........           --
                                         ------
   Net increase (decrease) from
     investment operations........         0.01
                                         ------
Distributions:
 From net investment income.......           --
 From net realized gain on
   investments....................           --
 In excess of net investment
   income.........................           --
 From sources other than net
   investment income..............           --
                                         ------
       Total distributions........           --
                                         ======
Net asset value, end of period....       $ 4.77
                                         ======
Total investment return (d).......          0.2%(b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)...........................       $9,486
Ratio of net investment income to
 average net assets...............          2.9%*(c)
Ratio of operating expenses to
 average net assets:
 With expense reduction...........          0.6%*(c)
 Without expense reduction........          N/A
Portfolio turnover rate ++........         None
Average commission rate per share
 paid on portfolio transactions
 ++...............................          N/A


---------------


  + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
     Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992,
     1991 and for the period from September 25, 1990 to October
     31, 1990, respectively.
(a) These selected per share data were calculated based upon average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Total investment return does not include sales charges.
N/A  Not Applicable.

--------------------------------------------------------------------------------


                                             SIX MONTHS                                                             OCT. 22,
                                               ENDED                       YEAR ENDED OCTOBER 31,                   1992 TO
                                           APRIL 30, 1998   ----------------------------------------------------    OCT. 31,
                                           (UNAUDITED)(A)   1997(A)      1996       1995       1994     1993(A)     1992(A)
                                           --------------   --------   --------   --------   --------   --------    --------
CLASS B+
Per Share Operating Performance:
Net asset value, beginning of period.....     $   8.21      $   7.11   $   6.35   $   6.21   $   6.29   $   5.28     $ 5.29
                                              --------      --------   --------   --------   --------   --------     ------
Income from investment operations:
  Net investment income..................         0.04          0.16       0.17       0.20       0.18       0.20*      0.01
  Net realized and unrealized gain (loss)
    on investments.......................         1.31          1.13       0.82       0.13      (0.03)      1.05      (0.02)
                                              --------      --------   --------   --------   --------   --------     ------
    Net increase (decrease) from
      investment operations..............         1.35          1.29       0.99       0.33       0.15       1.25       0.01
                                              --------      --------   --------   --------   --------   --------     ------
Distributions:
  From net investment income.............        (0.04)        (0.17)     (0.20)     (0.18)     (0.17)     (0.20)        --
  From net realized gain on
    investments..........................        (0.15)        (0.02)     (0.03)     (0.01)     (0.06)        --         --
  In excess of net investment income.....        (0.05)           --         --         --         --         --         --
  From sources other than net investment
    income...............................           --            --         --         --         --      (0.04)        --
                                              --------      --------   --------   --------   --------   --------     ------
        Total distributions..............        (0.24)        (0.19)     (0.23)     (0.19)     (0.23)     (0.24)        --
                                              --------      --------   --------   --------   --------   --------     ------
Net asset value, end of period...........     $   9.32      $   8.21   $   7.11   $   6.35   $   6.21   $   6.29     $ 5.28
                                              ========      ========   ========   ========   ========   ========     ======
Total investment return (e)..............        16.97%(b)     18.28%     16.06%      5.57%      2.48%      24.3%      (0.2)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's).....     $517,679      $456,893   $383,966   $356,796   $359,242   $150,768     $  280
Ratio of net investment income to average
  net assets.............................         0.87%(c)      2.09%      2.52%      3.20%      2.65%       2.6%*      N/A(d)
Ratio of operating expenses to average
  net assets:
  With expense reduction.................         2.31%(c)      2.15%      2.24%      2.35%      2.32%       2.5%*      N/A(d)
  Without expense reduction..............         2.31%(c)      2.29%      2.31%      2.39%       N/A        N/A        N/A
Portfolio turnover rate ++...............           63%(c)        50%        39%        83%       117%        24%        53%
Average commission rate per share paid on
  portfolio transactions ++..............     $ 0.0131      $ 0.0151   $ 0.0139        N/A        N/A        N/A        N/A


---------------


  + Commencing October 22, 1992 the Fund began offering Class B shares.
 ++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.005. Without such reimbursements, the expense ratio would have been 1.9%, and the net investment income to average net assets would have been 3.2%.
(a) These selected per share data were calculated based upon average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d) Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
N/A  Not Applicable.


                            ------------------------


                                                               AVERAGE           AVERAGE MONTHLY
                                                           AMOUNT OF DEBT           NUMBER OF          AVERAGE AMOUNT
                                         AMOUNT OF DEBT      OUTSTANDING       REGISTRANT'S SHARES      OF DEBT PER
                                         OUTSTANDING AT        DURING           OUTSTANDING DURING      SHARE DURING
                                         END OF PERIOD       THE PERIOD             THE PERIOD           THE PERIOD
                                         --------------   -----------------   ----------------------   --------------
Six months ended April 30, 1998........   $31,902,000        $1,715,293             91,959,757            $0.0187
Year ended October 31, 1997............   $   --             $   77,178             92,456,411            $0.0008



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund will achieve its investment objectives.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if:
(i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Sub-advisor.



  Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Sub-advisor believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Sub-advisor.


  Equity securities that the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securi-ties or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).


  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the total equity market capitalization worldwide is represented by non-U.S. equity securities, and more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Sub-advisor believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Sub-advisor employs a conservative investment style in managing the Fund's assets. In so doing the Sub-advisor attempts to limit volatility and risk to capital. The Sub-advisor allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Sub-advisor attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.


  The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.


  The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Sub-advisor's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.



  In selecting equity securities for investment, the Sub-advisor attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Sub-advisor believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Sub-advisor seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.



  In evaluating debt securities considered for the Fund, the Sub-advisor analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of a debt security be revised while such security is owned by the Fund, the Sub-advisor will evaluate what action, if any, is appropriate with respect to such security.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.

  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.


  The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.


  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.

  The Fund may invest up to 15% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

  The Fund is classified under the Investment Company Act of 1940, as amended ("1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.

  OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.



--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective November 1, 1997, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           LAST FIVE YEARS
-----------              --------------------                   -------------------
Paul Griffiths          Portfolio Manager        Head of Global Fixed Income and Portfolio Manager
London                  since 1995               for the Sub- advisor and INVESCO GT Asset
                                                 Management PLC (London) ("GT London") since June
                                                 1997. Portfolio Manager from 1994 to 1997. Global
                                                 Bond Fund Manager for Lazard Investors from 1993
                                                 to 1994. Global Bond Fund Manager for Sanwa
                                                 International PLC from 1991 to 1993.
Michael Lindsell        Portfolio Manager        Head of Investment Strategy for Global Equities
London                  since 1998               and Portfolio Manager for the Sub-advisor and GT
                                                 London since 1996. Chief Investment Officer for
                                                 Japan for INVESCO GT Asset Management Asia Ltd.
                                                 (Hong Kong) ("GT Asia") and for the Sub-advisor
                                                 from 1992 to 1996. Director of Warburg Asset
                                                 Management (Tokyo) prior thereto. GT London and
                                                 GT Asia are affiliates of the Sub-advisor.
John Nadell             Portfolio Manager        Portfolio Manager for the Sub-advisor since July
London                  since 1998               1998 and for INVESCO GT Asset Management Japan
                                                 Ltd. (Tokyo) ("GT Tokyo") since 1996. Joined GT
                                                 Tokyo in 1994 as an Investment Analyst.
                                                 Investment Analyst at Pacific Equity Management
                                                 (Oakland, California) from 1990 to 1994. GT Tokyo
                                                 is also an affiliate of the Sub-advisor.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor.



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected insti-tutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.


  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding voting securities of the applicable class.



  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998 the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and the Trust's other funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL HEALTH CARE FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM GLOBAL HEALTH CARE FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust............    14
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE: Fund seeks long-term capital appreciation.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of health care companies throughout the world.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.


  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds") Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases." Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The Fund's policy of concentrating its investments in companies in its particular industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries.

  The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Fund may invest up to 5% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B share of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.97%     0.97%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.33%     0.33%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.80%     2.30%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                      1 YEAR   3 YEARS   5 YEARS   10 Years(3)
                                                      ------   -------   -------   -----------
Class A Shares(1)...................................   $65      $102      $141        $250
Class B Shares:
  Assuming a complete redemption at end of
     period(2)......................................   $75      $105      $147        $253
  Assuming no redemption............................   $24      $ 73      $124        $253



(1) Assumes payment of maximum sales charge by the investor.



(2) Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.


                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                             SIX MONTHS
                               ENDED                                       YEAR ENDED OCTOBER 31,
                           APRIL 30, 1998   -------------------------------------------------------------------------------------
                            (UNAUDITED)*     1997*      1996*       1995      1994*      1993*       1992       1991       1990
                           --------------   --------   --------   --------   --------   --------   --------   --------   --------
CLASS A+:
Per Share Operating
 Performance:
 Net asset value,
   beginning of period...     $  27.98      $  23.60   $  21.84   $  19.60   $  17.86   $  17.44   $  19.29   $  12.83   $  11.83
                              --------      --------   --------   --------   --------   --------   --------   --------   --------
Income from investment
 operations:
 Net investment income
   (loss)................        (0.11)        (0.25)     (0.17)     (0.15)     (0.22)     (0.15)     (0.18)      0.03       0.06
 Net realized and
   unrealized gain (loss)
   on investments........         0.44          6.48       4.79       3.73       2.02       0.57      (1.53)      6.78       0.97
                              --------      --------   --------   --------   --------   --------   --------   --------   --------
 Net increase (decrease)
   from investment
   operations............         0.33          6.23       4.62       3.58       1.80       0.42      (1.71)      6.81       1.03
                              --------      --------   --------   --------   --------   --------   --------   --------   --------
Distributions:
 From net investment
   income................           --            --         --         --         --         --         --      (0.07)     (0.03)
 From net realized gain
   on investments........        (6.71)        (1.85)     (2.86)     (1.34)        --         --      (0.14)     (0.28)        --
 In excess of net
   realized gain on
   investments...........           --            --         --         --      (0.06)        --         --         --         --
                              --------      --------   --------   --------   --------   --------   --------   --------   --------
       Total
        distributions....        (6.71)        (1.85)     (2.86)     (1.34)     (0.06)        --      (0.14)     (0.35)     (0.03)
                              --------      --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of
 period..................     $  21.60      $  27.98   $  23.60   $  21.84   $  19.60   $  17.86   $  17.44   $  19.29   $  12.83
                              ========      ========   ========   ========   ========   ========   ========   ========   ========
       Total investment
        return(c)........         2.15%(a)     28.36%     23.14%     19.79%     10.11%       2.4%      (8.9)%     54.2%       8.7%
                              ========      ========   ========   ========   ========   ========   ========   ========   ========
Ratios and supplemental
 data:
 Net assets, end of
   period (in 000's).....     $427,300(b)   $472,083   $467,861   $426,380   $438,940   $461,113   $655,867   $552,897   $145,544
Ratio of net investment
 income (loss) to average
 net assets:
 With expense
   reductions............        (1.06)%(b)    (1.00)%    (0.71)%    (0.72)%    (1.23)%    (0.90)%    (0.97)%     0.19%      0.66%
 Without expense
   reductions............        (1.07)%(b)    (1.03)%    (0.75)%    (0.78)%      N/A        N/A        N/A        N/A        N/A
Ratio of operating
 expenses to average net
 assets:
 With expense
   reduction.............         1.80%(b)      1.77%      1.80%      1.85%      1.98%      2.00%      2.05%      2.01%      2.39%
 Without expense
   reduction.............         1.81%(b)      1.80%      1.84%      1.91%       N/A        N/A        N/A        N/A        N/A
Portfolio turnover
 rate+++.................          156%(b)       149%       157%        99%        64%        61%        30%        23%        34%
Average commission rate
 per share paid on
 portfolio
 transactions+++.........     $ 0.0561      $ 0.0490   $ 0.0548        N/A        N/A        N/A        N/A        N/A        N/A

                            AUGUST 7, 1989
                             (COMMENCEMENT
                           OF OPERATIONS) TO
                           OCTOBER 31, 1989
                           -----------------
CLASS A+:
Per Share Operating
 Performance:
 Net asset value,
   beginning of period...       $ 11.43
                                -------
Income from investment
 operations:
 Net investment income
   (loss)................          0.01
 Net realized and
   unrealized gain (loss)
   on investments........          0.39
                                -------
 Net increase (decrease)
   from investment
   operations............          0.40
                                -------
Distributions:
 From net investment
   income................            --
 From net realized gain
   on investments........            --
 In excess of net
   realized gain on
   investments...........            --
                                -------
       Total
        distributions....            --
                                -------
Net asset value, end of
 period..................       $ 11.83
                                =======
       Total investment
        return(c)........           3.5%(a)
                                =======
Ratios and supplemental
 data:
 Net assets, end of
   period (in 000's).....       $49,903
Ratio of net investment
 income (loss) to average
 net assets:
 With expense reductions.          3.2%(b)
 Without expense
   reductions............           N/A
Ratio of operating
 expenses to average net
 assets:
 With expense reduction..           2.5%(b)
 Without expense
   reduction.............           N/A
Portfolio turnover
 rate+++.................           183%(b)
Average commission rate
 per share paid on
 portfolio
 transactions+++.........           N/A


---------------

   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 +++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
   * These selected per share data were calculated based upon average shares outstanding during the period.
  (a) Not annualized.
  (b) Annualized.
  (c) Total investment return does not include sales charges.
 N/A  Not Applicable.

                                                      SIX MONTHS                                                   APRIL 1,
                                                        ENDED                 YEAR ENDED OCTOBER 31,               1993 TO
                                                    APRIL 30, 1998    ---------------------------------------    OCTOBER 31,
                                                     (UNAUDITED)*      1997*      1996*      1995*     1994*        1993*
                                                    --------------    --------   --------   -------   -------   --------------
CLASS B++:
Per Share Operating Performance:
  Net asset value, beginning of period............     $  27.27       $  23.15   $  21.56   $ 19.46   $ 17.80       $15.59
                                                       --------       --------   --------   -------   -------       ------
Income from investment operations:
  Net investment income (loss)....................        (0.16)         (0.37)     (0.27)    (0.25)    (0.32)       (0.14)
  Net realized and unrealized gain (loss) on
    investments...................................         0.42           6.34       4.72      3.69      2.02         2.35
                                                       --------       --------   --------   -------   -------       ------
Net increase (decrease) from investment
  operations......................................         0.26           5.97       4.45      3.44      1.70         2.21
                                                       --------       --------   --------   -------   -------       ------
Distributions:
  From net realized gain on investments...........        (6.71)         (1.85)     (2.86)    (1.34)       --           --
  In excess of net realized gain on investments...           --             --         --        --     (0.04)          --
                                                       --------       --------   --------   -------   -------       ------
        Total distributions.......................        (6.71)         (1.85)     (2.86)    (1.34)    (0.04)          --
                                                       --------       --------   --------   -------   -------       ------
Net asset value, end of period....................     $  20.82       $  27.27   $  23.15   $ 21.56   $ 19.46       $17.80
                                                       ========       ========   ========   =======   =======       ======
        Total investment return(c)................         1.89%(a)      27.75%     22.59%    19.17%     9.55%        14.2%(a)
                                                       ========       ========   ========   =======   =======       ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)............     $121,735       $147,440   $107,622   $70,740   $39,100       $8,604
Ratio of net investment income (loss) to average
  net assets:
  With expense reductions.........................        (1.56)%(b)     (1.50)%    (1.21)%   (1.22)%   (1.73)%       (1.4)%(b)
  Without expense reductions......................        (1.57)%(b)     (1.53)%    (1.25)%   (1.28)%     N/A          N/A
Ratio of operating expenses to average net assets:
  With expense reduction..........................         2.30%(b)       2.27%      2.30%     2.35%     2.48%         2.5%(b)
  Without expense reduction.......................         2.31%(b)       2.30%      2.34%     2.41%      N/A          N/A
Portfolio turnover rate+++........................          156%(b)        149%       157%       99%       64%          61%
Average commission rate per share paid on
  portfolio transactions+++.......................     $ 0.0561       $ 0.0490   $ 0.0548       N/A       N/A          N/A


---------------

  ++  Commencing April 1, 1993, the Fund began offering Class B shares.

 +++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
   * These selected per share data were calculated based upon average shares outstanding during the period.
  (a) Not annualized.
  (b) Annualized.
  (c) Total investment return does not include sales charges.

 N/A  Not Applicable.


                                ---------------


                                                                     AVERAGE MONTHLY
                                                    AVERAGE             NUMBER OF        AVERAGE AMOUNT
                              AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    OF DEBT PER
                              OUTSTANDING AT      OUTSTANDING          OUTSTANDING        SHARE DURING
         YEAR ENDED           END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD      THE PERIOD
         ----------           --------------   -----------------   -------------------   --------------
Six months ended April 30,
  1998......................       $--             $  8,184            25,589,566           $ 0.000
October 31, 1997............       $--             $323,288            24,106,677           $0.0134



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------


PERFORMANCE



  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation. It seeks its objective by investing primarily in equity securities of health care companies throughout the world. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Sub-advisor, stand to benefit from developments in the health care industries.


  Global Health Care Industries Investment. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

  The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


  The Sub-advisor believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Sub-advisor believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Sub-advisor's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.


  In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolida-tion across all segments of the industry. The Sub-advisor believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Fund, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the health care industries are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Fund. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Fund.



  The Sub-advisor allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Fund's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holdings. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset values will fluctuate reflecting fluctuations in the market value of the Fund's portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Fund focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program.

  HEALTH CARE INDUSTRIES. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Fund may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Fund may invest up to 5% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Fund will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and cur-rency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Fund's portfolio normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund is delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' operation.



  For investment management and administration services provided to the Fund, the Fund pays AIM a fee computed daily and paid monthly based on the Fund's average daily net assets at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds.



  The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------             ----------------------                  -------------------
Michael Yellen          Portfolio Manager        Portfolio Manager for the Sub-advisor since 1996.
San Francisco           since 1996               Research analyst for the Sub-advisor from 1994 to
                                                 1996. Securities analyst and Co-Portfolio Manager
                                                 for Franklin Resources, Inc. (San Mateo, CA) from
                                                 1991 to 1994.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Dis-tributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealer as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of any class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares at beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF



AIM EMERGING MARKETS DEBT FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM EMERGING MARKETS DEBT (FORMERLY KNOWN AS AIM GLOBAL HIGH INCOME FUND) FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Emerging Markets Debt Portfolio (formerly known as the Global High Income Portfolio) (the "Portfolio"), which, in turn, invests primarily in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.


The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


This Prospectus sets forth concisely information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http: //www.aimfunds.com.



THE PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "INVESTMENT PROGRAM" AND "RISK FACTORS."


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    13
  Management...........................    17
  Organization of the Trust and the
     Portfolio.........................    19


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
  Appendix A...........................  A-24
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a non-diversified series of the Trust. The Portfolio is a non-diversified, open-end management investment company.

  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation.

  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, " The AIM Family of Funds or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its or its corresponding Portfolio's portfolio holdings. The value of debt securities held by the Portfolio generally fluctuates inversely with interest rate movements.

  The Portfolio will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's or the Portfolio's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets. Such investments entail greater risks than investing in securities of issuers in developed markets.

  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Portfolio may invest up to 100% of its total assets in debt securities rated below investment grade or, if not rated, determined by the Sub-advisor to be of comparable quality. Investments of this type are subject to greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.90%     0.90%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses............................................   0.33%     0.33%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.58%     2.23%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of the Fund were invested directly in the type of securities being held by the Portfolio. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                    ------   -------   -------   -----------
Class A Shares(1).................................   $63      $ 95      $130        $227
Class B Shares
  Assuming a complete redemption at end of
     period(2)....................................   $74      $103      $144        $242
  Assuming no redemption..........................   $23      $ 70      $121        $242



(1) Assumes payment of maximum sales charge by the investor.



(2) Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS; THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 and the semi-annual period April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information.



                         AIM EMERGING MARKETS DEBT FUND


 (FORMERLY AIM GLOBAL HIGH INCOME FUND AND PRIOR TO THAT GT GLOBAL HIGH INCOME
                                     FUND)



                                                                                                                   OCTOBER 22,
                                                                                                                       1992
                                             SIX                                                                  (COMMENCEMENT
                                           MONTHS                                                                 OF OPERATIONS)
                                            ENDED                       YEAR ENDED OCTOBER 31,                          TO
                                          APRIL 30,    --------------------------------------------------------    OCTOBER 31,
                                           1998(C)     1997(C)     1996(C)       1995      1994(C)     1993(C)         1992
                                          ---------    --------    --------    --------    --------    --------   --------------
CLASS A:
Per Share Operating Performance:
  Net asset value, beginning of
    period..............................  $  15.56     $  14.85    $  11.70    $  12.56    $  14.92    $  11.43       $11.43
                                          --------     --------    --------    --------    --------    --------       ------
Income from investment operations:
  Net investment income.................      0.84*        1.19        1.27        1.35        0.94        0.78           --
  Net realized and unrealized gain
    (loss) on investments...............      0.38         0.93        3.09       (1.09)      (1.87)       3.92           --
                                          --------     --------    --------    --------    --------    --------       ------
  Net increase (decrease) from
    investment operations...............      1.22         2.12        4.36        0.26       (0.93)       4.70           --
                                          --------     --------    --------    --------    --------    --------       ------
Distributions:
  From net investment income............     (0.83)       (1.18)      (1.11)      (1.03)      (0.94)      (0.78)          --
  From net realized gain on
    investments.........................     (2.83)       (0.23)      (0.10)      (0.03)      (0.27)         --           --
  In excess of net realized gain on
    investments.........................        --           --          --          --       (0.22)         --           --
  From sources other than net investment
    income..............................        --           --          --          --          --       (0.43)          --
  Return of capital.....................        --           --          --       (0.06)         --          --           --
                                          --------     --------    --------    --------    --------    --------       ------
        Total distributions.............     (3.66)       (1.41)      (1.21)      (1.12)      (1.43)      (1.21)          --
                                          --------     --------    --------    --------    --------    --------       ------
Net asset value, end of period..........  $  13.12     $  15.56    $  14.85    $  11.70    $  12.56    $  14.92       $11.43
                                          ========     ========    ========    ========    ========    ========       ======
        Total investment return(e)......      9.73%(b)    14.46%      39.05%       2.81%      (6.45)%      43.6%          --%(b)
                                          ========     ========    ========    ========    ========    ========       ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................  $130,645     $133,973    $178,318    $142,002    $167,974    $143,171       $  207
  Ratio of net investment income (loss)
    to average net assets...............     10.87%(a)     7.39%       9.52%      11.85%       7.00%       6.40%         N/A(d)
Ratio of operating expenses to average
  net assets:
  With expense reductions...............      1.68%(a)     1.53%       1.69%       1.75%       1.57%       2.20%         N/A(d)
  Without expense reductions............      1.68%(a)     1.58%       1.69%       1.75%       1.57%       2.20%         N/A(d)
Ratio of interest expense to average net
  assets(f).............................      0.01%(a)      N/A        0.04%        N/A        0.22%        N/A          N/A(d)
Portfolio turnover rate(f)..............       222%(a)      214%        290%        213%        178%        195%          --%


---------------


(a)   Annualized.


(b)   Not annualized.


(c) These selected per share data were calculated based upon average shares during the period.


(d)   Ratios are not meaningful due to short period of operation.


(e)   Total investment return does not include sales charges.


(f) The Fund invests only in the Emerging Markets Debt Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio. Portfolio turnover and the ratio of interest expense to average net assets is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


* Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63 and $0.58 per share for Class A and B respectively.


N/A   Not Applicable.

                                                                                                                   OCTOBER 22,
                                                                                                                      1992
                                       SIX MONTHS                                                                 (COMMENCEMENT
                                         ENDED                        YEAR ENDED OCTOBER 31,                    OF OPERATIONS) TO
                                       APRIL 30,     --------------------------------------------------------      OCTOBER 31,
                                        1998(C)      1997(C)     1996(C)       1995      1994(C)     1993(C)          1992
                                       ----------    --------    --------    --------    --------    --------   -----------------
CLASS B:
Per Share Operating Performance:
  Net asset value, beginning of
    period...........................   $  15.54     $  14.83    $  11.69    $  12.56    $  14.90    $  11.43        $11.43
                                        --------     --------    --------    --------    --------    --------        ------
Income from investment operations:
  Net investment income..............       0.79*        1.09        1.17        1.27        0.86        0.70            --
  Net realized and unrealized gain
    (loss) on investments............       0.39         0.93        3.09       (1.09)      (1.85)       3.90            --
                                        --------     --------    --------    --------    --------    --------        ------
  Net increase (decrease) from
    investment operations............       1.18         2.02        4.26        0.18       (0.99)       4.60            --
                                        --------     --------    --------    --------    --------    --------        ------
Distributions:
  From net investment income.........      (0.79)       (1.08)      (1.03)      (0.96)      (0.86)      (0.70)           --
  From net realized gain on
    investments......................      (2.83)       (0.23)      (0.09)      (0.03)      (0.27)         --            --
  In excess of net realized gain on
    investments......................         --           --          --          --       (0.22)         --            --
  From sources other than net
    investment income................         --           --          --          --          --       (0.43)           --
  Return of capital..................         --           --          --       (0.06)         --          --            --
                                        --------     --------    --------    --------    --------    --------        ------
        Total distributions..........      (3.62)       (1.31)      (1.12)      (1.05)      (1.35)      (1.13)           --
                                        --------     --------    --------    --------    --------    --------        ------
Net asset value, end of period.......   $  13.10     $  15.54    $  14.83    $  11.69    $  12.56    $  14.90        $11.43
                                        ========     ========    ========    ========    ========    ========        ======
        Total investment return(e)...       9.37%(b)    13.77%      38.16%       2.07%      (6.99)%      42.6%           --%(b)
                                        ========     ========    ========    ========    ========    ========        ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)...........................   $221,039     $228,101    $251,002    $214,897    $232,423    $127,035        $   53
  Ratio of net investment income
    (loss) to average net assets.....      10.22%(a)     6.74%       8.87%      11.20%       6.35%        5.8%          N/A(d)
Ratio of operating expenses to
  average net assets:
  With expense reductions............       2.33%(a)     2.18%       2.34%       2.40%       2.22%        2.8%          N/A(d)
  Without expense reductions.........       2.33%(a)     2.23%       2.34%       2.40%       2.22%        2.8%          N/A(d)
Ratio of interest expense to average
  net assets(f)......................       0.01%(a)      N/A        0.04%        N/A        0.22%        N/A           N/A(d)
Portfolio turnover rate(f)...........        222%(a)      214%        290%        213%        178%        195%           --%


---------------

(a)   Annualized.


(b)   Not annualized.


(c) These selected per share data were calculated based upon average shares during the period.


(d)   Ratios are not meaningful due to short period of operation.


(e)   Total investment return does not include sales charges.


(f) The Fund invests only in the Emerging Markets Debt Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio. Portfolio turnover and ratio of interest expense to average net assets is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.


 * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63 and $0.58 per share for Class A and B respectively.


N/A   Not Applicable.


                                ---------------


                                                            AVERAGE MONTHLY       AVERAGE MONTHLY       AVERAGE AMOUNT
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     NUMBER OF REGISTRANT'S    OF DEBT PER
                                          OUTSTANDING AT      OUTSTANDING        SHARES OUTSTANDING      SHARE DURING
                                          END OF PERIOD    DURING THE PERIOD     DURING THE PERIOD        THE PERIOD
     YEAR ENDED                           --------------   -----------------   ----------------------   --------------
Six months ended April 30, 1998........      --$              $   246,575            26,410,544            $  0.009
October 31, 1997.......................      --$              $ 2,526,057            28,093,475            $ 0.0899
October 31, 1996.......................      --$              $ 2,431,693            30,732,727            $ 0.0791
October 31, 1995.......................      --$              $        --                    --            $     --
October 31, 1994.......................      --$              $14,109,589            26,707,829            $ 0.5283



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income, and secondarily seeks capital appreciation. It seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets. There can be no assurance that the Fund or the Portfolio will achieve its investment objectives.



  INVESTMENT POLICIES. The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.



  The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.


  Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Sub-advisor's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.



  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:



  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.



  The Fund may redeem its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objectives, policies and limitations discussed herein.



  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.



  Investors in the Fund should be aware that the Fund's investment in the Portfolio may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.



  ASSET ALLOCATION. The Portfolio invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).



  The Sub-advisor allocates the assets of the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Portfolio. Securities held by the Portfolio may be invested in without limitation as to maturity.



  The Sub-advisor selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect the Portfolio against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."



  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Portfolio's policy of investing in debt securities of issuers in emerging mar-kets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund and the Portfolio that invest solely in debt securities of U.S. issuers.

  The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.


  TEMPORARY DEFENSIVE STRATEGIES. The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or invest up to 100% of its respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio employs a temporary defensive strategy, it will not invest so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  EMERGING MARKET SECURITIES. The Portfolio considers "emerging markets" to consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Portfolio will consider investment in the following emerging markets:


     Algeria
     Argentina
     Bolivia
     Botswana
     Brazil
     Bulgaria
     Chile
     China
     Colombia
     Costa Rica
     Cyprus
     Czech Republic
     Dominican Republic
     Ecuador
     Egypt
     El Salvador
     Finland
     Ghana
     Greece
     Hong Kong
     Hungary
     India
     Indonesia
     Israel
     Ivory Coast
     Jamaica
     Jordan
     Kazakhstan
     Kenya
     Lebanon
     Malaysia
     Mauritius
     Mexico
     Morocco
     Nicaragua
     Nigeria
     Oman
     Pakistan
     Panama
     Paraguay
     Peru
     Philippines
     Poland
     Portugal
     Republic of Slovakia
     Russia
     Singapore
     Slovenia
     South Africa
     South Korea
     Sri Lanka
     Swaziland
     Taiwan
     Thailand
     Turkey
     Ukraine
     Uruguay
     Venezuela
     Zambia
     Zimbabwe

  The Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

  BRADY BONDS. The Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Portfolio is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.


  In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Sub-advisor to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  The Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Portfolio can receive if the "when, as and if issued" security is in fact issued.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio is authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Portfolio will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Portfolio after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.



  Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Portfolio. Although the principal amount of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Portfolio will have to pay, the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Portfolio expects that some of its borrowings may be made on a secured basis.


  In addition to the foregoing borrowings, the Portfolio may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

  The Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer. Under a reverse repurchase agreement, the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custo-dian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Portfolio also may enter into "dollar rolls," in which the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Portfolio's assets for purposes of calculating compliance with the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


  SECURITIES LENDING. The Portfolio may lend its respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. At all times a loan is outstanding, the Portfolio requires the borrower to maintain with the Portfolio's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


  ZERO COUPON SECURITIES. The Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than its share of the total amount of cash the Portfolio actually receives. These distributions must be made from the Fund's, or its share of the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  SYNTHETIC SECURITY POSITIONS. The Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


  For example, in order to establish a synthetic security position the Portfolio that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



  The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Portfolio's investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



  The Sub-advisor would create synthetic security positions for the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Portfolio's investment. The Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the Portfolio's portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

  SWAPS, CAPS, FLOORS AND COLLARS. The Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Portfolio may be obligated to pay.

  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  INDEXED COMMERCIAL PAPER. The Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Portfolio will not purchase such commercial paper for speculation.

  OTHER INDEXED SECURITIES. The Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Portfolio may invest in such securities to the extent consistent with its investment objectives.


  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by the Company's Board of Trustees without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.


  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objectives.

  The Fund is authorized to make short sales of securities, although it has no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Portfolio's investment policies or restrictions.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objectives. The Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Portfolio are subject to greater interest rate risk.

  NON-DIVERSIFIED CLASSIFICATION. The Fund and the Portfolio are classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Portfolio will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Portfolio invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Portfolio may be subject to greater investment and credit risk with respect to the portfolios.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  CURRENCY RISK. Since the Portfolio normally invests substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Portfolio could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Portfolio's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's or the Portfolio's Boards of Trustees.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

  SOVEREIGN DEBT. The Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.


  In recent years, some of the emerging market countries in which the Portfolio expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

  LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Portfolio may invest up to 100% of the Portfolio's total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Portfolio will adversely impact net asset value of the Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


  As of October 31, 1997, the Portfolio had 86.59% of its total net assets in debt securities that received a rating from Moody's and 10.29% of its total net assets in debt securities that were not so rated. In addition, the Portfolio had 3.12%, of its total net assets in cash and net receivables. The Portfolio had the following percentages of its total net assets invested in rated securities:
Aaa -- 7.99%, Aa -- 0.00%, A -- 0.00%, Baa -- 13.11%, Ba -- 48.56%, B -- 16.93%,
Caa -- 0.00%, Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Portfolio's total net assets which have been determined by the Sub-advisor to be of comparable quality to securities in the following rating categories: Ba -- 3.22%; and B -- 7.07%. It should be noted that the allocation of the investments of the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Portfolio.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.



  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Portfolio's investment managers and administrators include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's operation.



  The Fund pays AIM administration fees at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM such fees, based on the average daily net assets of the Portfolio at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $1 billion, 0.425% on the next $1 billion and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective November 1, 1997, AIM has undertaken to limit the expenses of the Class A and Class B shares of the Fund (and the Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund and the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Portfolio are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------              --------------------                   -------------------
Cheng-Hock Lau          Portfolio Manager        Chief Investment Officer and Portfolio Manager for
New York                since 1997               Global Fixed Income for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc., a
                                                 predecessor of the Sub-Advisor, from 1995 to
                                                 October 1996. Senior Vice President and Senior
                                                 Portfolio Manager for Fiduciary Trust Company
                                                 International from 1993 to 1995. Vice President at
                                                 Bankers Trust Company from 1991 to 1993.
Craig Munro             Portfolio Manager        Portfolio Manager for the Sub-advisor since August
New York                since 1998               1997. Vice President and Senior Analyst in the
                                                 Emerging Markets Group of the Global Fixed Income
                                                 Division of Merrill Lynch Asset Management from
                                                 1993 to August 1997.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and services fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected insti-tutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust.


  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a Delaware business trust. Under Delaware law, the Fund and other entities that invest in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of the Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  ABSENCE OF RATING. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR. Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL INFRASTRUCTURE FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL INFRASTRUCTURE FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    13
  Organization of the Trust and
     Portfolio.........................    15


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Global Investment Portfolio.


  INVESTMENT OBJECTIVE. The Fund and the Portfolio each seeks long-term capital growth.


  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution agreements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50.


  The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."


  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more benefi-cial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"), Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."



  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies that design, develop or provide products and services significant to a country's infrastructure may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates may affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Portfolio may invest up to 20%, of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.52%     0.52%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.50%
                                                               ====      ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements and waivers, "Other expenses" and "Total Fund Operating Expenses" would have been 0.60% and 2.08%, respectively, for Class A shares and 0.60% and 2.58%, respectively, for Class B shares of the Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.


   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                   ------   -------   -------   ------------
Class A Shares(1)................................   $67      $108      $151         $270
Class B Shares:
  Assuming a complete redemption at end of
     period(2)...................................   $77      $111      $157         $274
  Assuming no redemption.........................   $26      $ 79      $135         $274



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.



                         AIM GLOBAL INFRASTRUCTURE FUND


                    (FORMERLY GT GLOBAL INFRASTRUCTURE FUND)



                                                   SIX MONTHS                                     MAY 31, 1994
                                                     ENDED            YEAR ENDED OCT. 31,         (COMMENCEMENT
                                                 APRIL 30, 1998   ---------------------------   OF OPERATIONS) TO
                                                 (UNAUDITED)(d)   1997(d)   1996(d)    1995       OCT. 31, 1994
                                                 --------------   -------   -------   -------   -----------------
CLASS A:
Per Share Operating Performance:
Net asset value, beginning of period...........     $ 15.01       $ 14.42   $ 12.11   $ 12.47        $ 11.43
                                                    -------       -------   -------   -------        -------
Income from investment operations:
  Net investment income (loss)+................        0.03         (0.01)    (0.03)    (0.03)          0.01
  Net realized and unrealized gain (loss) on
    investments................................        1.50          1.32      2.34     (0.33)          1.03
                                                    -------       -------   -------   -------        -------
    Net increase (decrease) from investment
      operations...............................        1.53          1.31      2.31     (0.36)          1.04
                                                    -------       -------   -------   -------        -------
Distributions:
  From net realized gain on investments........       (0.11)        (0.72)       --        --             --
                                                    -------       -------   -------   -------        -------
    Total distributions........................       (0.11)        (0.72)       --        --             --
                                                    -------       -------   -------   -------        -------
Net asset value, end of period.................     $ 16.43       $ 15.01   $ 14.42   $ 12.11        $ 12.47
                                                    =======       =======   =======   =======        =======
Total investment return(c).....................       10.29%(b)      9.38%    19.08%    (2.89)%         9.10%(b)
                                                    =======       =======   =======   =======        =======
Ratios and supplemental data:
Net assets, end of period (in 000's)...........     $33,287       $38,281   $38,397   $36,241        $23,615
Ratio of net investment income (loss) to
  average net assets:
  With expense reductions and reimbursement
    from the Sub-advisor.......................        0.51%(a)     (0.09)%   (0.19)%   (0.32)%         0.41%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor.......................        0.32%(a)     (0.17)%   (0.30)%   (0.58)%        (0.47)%(a)
Ratio of operating expenses to average net
  assets:
  With expense reductions and reimbursement
    from the Sub-advisor.......................        1.99%(a)      2.00%     2.14%     2.36%          2.40%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor.......................        2.18%(a)      2.08%     2.25%     2.62%          3.28%(a)
Portfolio turnover rate++......................          95%(a)        41%       41%       45%            18%
Average commission rate per share paid on
  portfolio transactions++.....................     $0.0148       $0.0046   $0.0109     N/A         N/A



+ Before reimbursement by the Sub-advisor, the net investment income per share for Class A of the Fund would have been reduced by $0.01, for the six months ended April 30, 1998, $0.03, for the year ended Oct. 31, 1995, and $0.02, from May
     31, 1994 to Oct. 31, 1994.
++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Global Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Global Infrastructure Portfolio.
(a)  Annualized.
(b)  Not annualized.
(c)  Total investment return does not include sales charges.
(d) These selected per share data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable.

                                                   SIX MONTHS                                     MAY 31, 1994
                                                     ENDED            YEAR ENDED OCT. 31,         (COMMENCEMENT
                                                 APRIL 30, 1998   ---------------------------   OF OPERATIONS) TO
                                                 (UNAUDITED)(d)   1997(d)   1996(d)    1995       OCT. 31, 1994
                                                 --------------   -------   -------   -------   -----------------
CLASS B:
Per Share Operating Performance:
Net asset value, beginning of period...........     $ 14.75       $ 14.24   $ 12.03   $ 12.45        $ 11.43
                                                    -------       -------   -------   -------        -------
Income from investment operations:
  Net investment income (loss)+................          --         (0.09)    (0.09)    (0.09)         (0.01)
  Net realized and unrealized gain (loss) on
    investments................................        1.46          1.32      2.30     (0.33)          1.03
                                                    -------       -------   -------   -------        -------
    Net increase (decrease) from investment
      operations...............................        1.46          1.23      2.21     (0.42)          1.02
                                                    -------       -------   -------   -------        -------
Distributions:
  From net realized gain on investments........       (0.11)        (0.72)       --        --             --
                                                    -------       -------   -------   -------        -------
    Total distributions........................       (0.11)        (0.72)       --        --             --
                                                    -------       -------   -------   -------        -------
Net asset value, end of period.................     $ 16.10       $ 14.75   $ 14.24   $ 12.03        $ 12.45
                                                    =======       =======   =======   =======        =======
Total investment return(c).....................        9.99%(b)      8.83%    18.37%    (3.37)%         8.92%(b)
                                                    =======       =======   =======   =======        =======
Ratios and supplemental data:
Net assets, end of period (in 000's)...........     $47,177       $57,199   $53,678   $50,181        $30,954
Ratio of net investment income (loss) to
  average net assets:
  With expense reductions and reimbursement
    from the Sub-advisor.......................        0.01%(a)     (0.59)%   (0.69)%   (0.82)%        (0.09)%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor.......................       (0.18)%(a)    (0.67)%   (0.80)%   (1.08)%        (0.97)%(a)
Ratio of operating expenses to average net
  assets:
  With expense reductions and reimbursement
    from the Sub-advisor.......................        2.49%(a)      2.50%     2.64%     2.86%          2.90%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor.......................        2.68%(a)      2.58%     2.75%     3.12%          3.78%(a)
Portfolio turnover rate++......................          95%(a)        41%       41%       45%            18%
Average commission rate per share paid on
  portfolio transactions++.....................     $0.0148       $0.0046   $0.0109     N/A         N/A


---------------


+ Before reimbursement by the Sub-advisor, the net investment income per share for Class B of the Fund would have been reduced by $0.01 for the six months ended April 30, 1998, $0.03, for the year ended Oct. 31, 1995, and $0.02, from May
     31, 1994 to Oct. 31, 1994.
++ Portfolio turnover average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Global Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Global
     Infrastructure Portfolio.
(a)  Annualized.
(b)  Not annualized.
(c)  Total investment return does not include sales charges.
(d) These selected per share data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objectives.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in the infrastructure industries.



  Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Sub-advisor's judgment, constitute services significant to the development of a country's infrastructure.



  The Sub-advisor believes that a country's infrastructure is one key to the long-term success of that country's economy. The Sub-advisor believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Sub-advisor believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



  In the developed countries of North America, Europe, Japan and the Pacific Rim, the Sub-advisor expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Sub-advisor's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



  The Sub-advisor believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.


  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:


  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the infrastructure industries are headquartered outside of the United States.


  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global infrastructure industry represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depository Receipts, American Depository Shares, Global Depository Receipts and European Depository Receipts. See "Short Sales" and "Depository Receipts," respectively in the "Investment Objectives and Policies" section of the Statement of Additional Information.

  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

--------------------------------------------------------------------------------


RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate reflecting fluctuations in the market value of the Portfolio's securities positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Portfolio focuses its investments on the infrastructure industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the infrastructure industries. Accordingly, the Fund should be considered a complete investment program.

  INFRASTRUCTURE INDUSTRIES. Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

  In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Brian T. Nelson         Portfolio Manager        Portfolio Manager for the Sub-advisor since
San Francisco           since 1997               September 1997. Senior Equity Research Analyst for
                                                 the Sub-advisor from October 1994 to September
                                                 1997. Employed by Chancellor Capital Management,
                                                 Inc., a predecessor of the Sub-advisor, from 1994
                                                 to October 1996. Equity Research Analyst and
                                                 Co-Portfolio Manager for Franklin Resources, Inc.
                                                 (San Mateo, CA) from 1988 to 1994.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement, on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Invest-ment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GIF-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL RESOURCES FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL RESOURCES FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the Global Resources Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    13
  Organization of the Trust and the
     Portfolio.........................    15
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1



                                         PAGE
                                         ----
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO.


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of the Global Investment Portfolio.

  INVESTMENT OBJECTIVE. The Fund seeks long-term capital growth.

  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class shares have different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies in the natural resources industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Portfolio may invest up to 20% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees:............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.52%     0.52%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.50%
                                                               ====      ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements and waivers, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.65% and 2.13%, respectively, for Class A shares and 0.65% and 2.63%, respectively, for Class B shares of the Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information.



   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $67      $108      $151        $270
Class B Shares:
  Assuming a complete redemption at end of
     period(2).....................................   $77      $111      $157         274
  Assuming no redemption...........................   $26      $ 79      $135         274



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.



                           AIM GLOBAL RESOURCES FUND


                  (FORMERLY GT GLOBAL NATURAL RESOURCES FUND)



                                                    SIX MONTHS                                       MAY 31, 1994
                                                      ENDED              YEAR ENDED OCT. 31,         (COMMENCEMENT
                                                  APRIL 30, 1998     ---------------------------   OF OPERATIONS) TO
                                                  (UNAUDITED)(D)     1997(D)   1996(D)    1995       OCT. 31, 1994
                                                  --------------     -------   -------   -------   -----------------
CLASS A
Per Share Operating Performance:
Net asset value, beginning of period............     $ 20.65         $ 17.43   $ 11.44   $ 12.41        $ 11.43
                                                     -------         -------   -------   -------        -------
Income from investment operations:
  Net investment income (loss)+.................       (0.10)          (0.25)    (0.24)     0.04           0.06
  Net realized and unrealized gain (loss) on
    investments.................................       (4.31)           4.08      6.28     (0.98)          0.92
                                                     -------         -------   -------   -------        -------
    Net increase (decrease) from investment
      operations................................       (4.41)           3.83      6.04     (0.94)          0.98
                                                     -------         -------   -------   -------        -------
Distributions:
  From net investment income....................          --              --     (0.04)    (0.03)            --
  From net realized gain on investments.........       (0.68)          (0.61)    (0.01)       --             --
                                                     -------         -------   -------   -------        -------
    Total distributions.........................       (0.68)          (0.61)    (0.05)    (0.03)            --
                                                     -------         -------   -------   -------        -------
Net asset value, end of period..................     $ 15.56         $ 20.65   $ 17.43   $ 11.44        $ 12.41
                                                     =======         =======   =======   =======        =======
Total investment return(c)......................      (21.88)%(b)      22.64%    53.04%    (7.58)%         8.57%(b)
                                                     =======         =======   =======   =======        =======
Ratios and supplemental data:
Net assets, end of period (in 000's)............     $42,093         $69,975   $48,729   $12,598        $14,797
Ratio of net investment income (loss) to average
  net assets:
  With expense reductions and reimbursement from
    the Sub-advisor.............................       (1.14)%(a)      (1.41)%   (1.55)%    0.41%          2.63%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor........................       (1.32)%(a)      (1.51)%   (1.65)%   (0.69)%         0.65%(a)
Ratio of operating expenses to average net
  assets:
  With expense reductions and reimbursement from
    the Sub-advisor.............................        1.99%(a)        2.03%     2.20%     2.37%          2.40%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor........................        2.17%(a)        2.13%     2.30%     3.47%          4.38%(a)
Portfolio turnover rate++.......................         197%(a)         321%       94%       87%           137%
Average commission rate per share paid on
  portfolio transactions++......................     $0.0245         $0.0112   $0.0243       N/A            N/A


---------------


 + Before reimbursement by the Sub-advisor, the net investment income per share for Class A and Class B of the Fund would have been reduced by $0.01 and $0.01, respectively for the six months ended April 30, 1998, $0.14 and $0.13, respectively, for the year ended Oct. 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to Oct. 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the AIM Global Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the AIM Global Resources Portfolio.



(a)   Annualized.



(b)   Not annualized.



(c)   Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.

                                                    SIX MONTHS                                       MAY 31, 1994
                                                      ENDED              YEAR ENDED OCT. 31,         (COMMENCEMENT
                                                  APRIL 30, 1998     ---------------------------   OF OPERATIONS) TO
                                                  (UNAUDITED)(D)     1997(D)   1996(D)    1995       OCT. 31, 1994
                                                  --------------     -------   -------   -------   -----------------
CLASS B
Per Share Operating Performance:
Net asset value, beginning of period............     $ 20.37         $ 17.29   $ 11.36   $ 12.38        $ 11.43
                                                     -------         -------   -------   -------        -------
Income from investment operations:
  Net investment income (loss)+.................       (0.14)          (0.33)    (0.31)    (0.02)          0.03
  Net realized and unrealized gain (loss) on
    investments.................................       (4.24)           4.02      6.25     (0.98)          0.92
                                                     -------         -------   -------   -------        -------
    Net increase (decrease) from investment
      operations................................       (4.38)           3.69      5.94     (1.00)          0.95
                                                     -------         -------   -------   -------        -------
Distributions:
  From net investment income....................          --              --        --     (0.02)            --
  From net realized gain on investments.........       (0.68)          (0.61)    (0.01)       --             --
                                                     -------         -------   -------   -------        -------
    Total distributions.........................       (0.68)          (0.61)    (0.01)    (0.02)            --
                                                     -------         -------   -------   -------        -------
Net asset value, end of period..................     $ 15.31         $ 20.37   $ 17.29   $ 11.36        $ 12.38
                                                     =======         =======   =======   =======        =======
Total investment return(c)......................      (22.03)%(b)      21.99%    52.39%    (8.05)%         8.31%(b)
                                                     =======         =======   =======   =======        =======
Ratios and supplemental data:
Net assets, end of period (in 000's)............     $52,210         $86,812   $57,749   $13,978        $13,404
Ratio of net investment income (loss) to average
  net assets:
  With expense reductions and reimbursement from
    the Sub-advisor.............................       (1.64)%(a)      (1.91)%   (2.05)%   (0.09)%         2.13%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor........................       (1.82)%(a)      (2.01)%   (2.15)%   (1.19)%         0.15%(a)
Ratio of operating expenses to average net
  assets:
  With expense reductions and reimbursement from
    the Sub-advisor.............................        2.49%(a)        2.53%     2.70%     2.87%          2.90%(a)
  Without expense reductions and reimbursement
    from the Sub-advisor........................        2.67%(a)        2.63%     2.80%     3.97%          4.88%(a)
Portfolio turnover rate++.......................         197%(a)         321%       94%       87%           137%
Average commission rate per share paid on
  portfolio transactions++......................     $0.0245         $0.0112   $0.0243       N/A            N/A


---------------


 + Before reimbursement by the Sub-advisor, the net investment income per share for Class A and Class B of the Fund would have been reduced by $0.01 and $0.01, respectively for the six months ended April 30, 1998; $0.14 and $0.13, respectively, for the year ended Oct. 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to Oct. 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the AIM Global Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the AIM Global Resources Portfolio.



(a)   Annualized.



(b)   Not annualized.



(c)   Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



N/A   Not Applicable.


                                ---------------


                                                                     AVERAGE MONTHLY
                                                    AVERAGE             NUMBER OF        AVERAGE AMOUNT
                              AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    OF DEBT PER
                              OUTSTANDING AT      OUTSTANDING          OUTSTANDING        SHARE DURING
                              END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD      THE PERIOD
                              --------------   -----------------   -------------------   --------------
Six months ended April 30,
  1998......................    $       --         $331,332             7,240,441           $0.046
Year ended October 31,
  1997......................    $4,670,000         $999,474             7,868,612           $0.1270



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in the natural resource industries.



  Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Sub-advisor's opinion are significant to the ownership and development of natural resources and other basic commodities.



  The Sub-advisor believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Sub-advisor believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.



  The Sub-advisor also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Sub-advisor believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Portfolio may employ one or more of the following strategies in order to enhance investment results:

  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the natural resources industries are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global natural resources industries represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  In assessing companies for the Portfolio, the Sub-advisor will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.


  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.


--------------------------------------------------------------------------------



RISK FACTORS



  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Portfolio focuses its investments on the natural resources industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the natural resources industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program.

  NATURAL RESOURCES INDUSTRIES. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

  In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

  The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 20% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general eco-nomic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if they did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administrative agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                            RESPONSIBILITIES FOR                  BUSINESS EXPERIENCE
      NAME/OFFICE              THE PORTFOLIO                        PAST FIVE YEARS
      -----------           --------------------                  -------------------
Derek H. Webb             Portfolio Manager since    Head of the Theme Funds for the Sub-advisor
  San Francisco           Portfolio inception in     since 1997. Portfolio Manager for the
                          1994                       Sub-advisor since 1994. Analyst for the
                                                     Sub-advisor from 1992 to 1994.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's

Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series or portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held person-ally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GRS-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM GLOBAL TELECOMMUNICATIONS FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM GLOBAL TELECOMMUNICATIONS FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. There can be no assurance that the Fund will achieve its investment objective.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust............    14
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a diversified series of the Trust.


  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.


  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.


  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings.

  The Fund's policy of concentrating its investments in companies in its particular industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Fund may invest up to 5% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest.


  See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.94%     0.94%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.40%     0.40%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.84%     2.34%
                                                               ====      ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Funds. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.


(2)Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3)Expenses are based on the Funds' fiscal year ended October 31, 1997. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A shares(1)..................................   $65      $103      $143        $ 255
Class B shares:
  Assuming a complete redemption at end of
     period(2).....................................   $75      $106      $149        $ 257
  Assuming no redemption...........................   $24      $ 74      $126        $ 257



(1)Assumes payment of maximum sales charge by the investor.



(2)Assumes deduction of the applicable contingent deferred sales charge.



(3)For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.


                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)


                                 SIX MONTHS                                                                     JANUARY 27, 1992
                                   ENDED                           YEAR ENDED OCTOBER 31,                        (COMMENCEMENT
                               APRIL 30, 1998   ------------------------------------------------------------   OF OPERATIONS) TO
                               (UNAUDITED)(C)   1997(C)     1996(C)        1995       1994(C)        1993       OCTOBER 31, 1992
                               --------------   --------   ----------   ----------   ----------   ----------   ------------------
CLASS A+
Per Share Operating
  Performance:
  Net asset value, beginning
    of period.................    $  18.04      $  16.69   $    16.42   $    17.80   $    16.92   $    11.16        $  11.43
                                  --------      --------   ----------   ----------   ----------   ----------        --------
Income from investment
  operations:
  Net investment income
    (loss)....................       (0.09)        (0.17)       (0.13)       (0.09)       (0.01)        0.08            0.14*
  Net realized and unrealized
    gain (loss) on
    investments...............        3.30          2.93         1.22        (0.43)        1.17         5.83           (0.41)
                                  --------      --------   ----------   ----------   ----------   ----------        --------
  Net increase (decrease) from
    investment operations.....        3.21          2.76         1.09        (0.52)        1.16         5.91           (0.27)
                                  --------      --------   ----------   ----------   ----------   ----------        --------
Distributions:
  From net investment
    income....................          --            --           --           --        (0.01)       (0.15)             --
  From net realized gain on
    investments...............       (1.20)        (1.41)       (0.82)       (0.86)       (0.27)          --              --
                                  --------      --------   ----------   ----------   ----------   ----------        --------
        Total distributions...       (1.20)        (1.41)       (0.82)       (0.86)       (0.28)       (0.15)             --
                                  ========      ========   ==========   ==========   ==========   ==========        ========
Net asset value, end of
  period......................    $  20.05      $  18.04   $    16.69   $    16.42   $    17.80   $    16.92        $  11.16
                                  ========      ========   ==========   ==========   ==========   ==========        ========
        Total investment
          return(d)...........       19.19%(a)     17.70%        7.00%       (2.88)%       7.02%        53.6%           (2.4)%(a)
                                  ========      ========   ==========   ==========   ==========   ==========        ========
Ratios and supplemental data:
  Net assets, end of period
    (in 000's)................    $969,857      $910,801   $1,204,428   $1,353,722   $1,644,402   $1,223,340        $442,862
Ratio of net investment income
  (loss) to average net
  assets:
  With expense reductions.....       (1.08)%(b)    (1.01)%      (0.84)%      (0.49)%      (0.02)%        0.8%            2.1%*(b)
  Without expense
    reductions................       (1.09)%(b)    (1.06)%      (0.89)%      (0.55)%        N/A          N/A             N/A
Ratio of expenses to average
  net assets:
  With expense reductions.....        1.87%(b)      1.79%        1.74%        1.77%         1.8%         2.0%            2.3%*(b)
  Without expense
    reductions................        1.88%(b)      1.84%        1.79%        1.83%         N/A          N/A             N/A
Portfolio turnover rate++.....          56%(b)        35%          37%          62%          57%          41%              4%(b)
Average commission rate per
  share paid on portfolio
  transactions++..............    $ 0.0045      $ 0.0085       0.0165          N/A          N/A          N/A             N/A


---------------


+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Sub-Advisor of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.


(a)   Not annualized.


(b)   Annualized.


(c) These selected per share data were calculated based upon the average shares outstanding during the period.


(d)   Total investment return does not include sales charges.


N/A   Not Applicable.

                                                 SIX MONTHS                                                        APRIL 1,
                                                   ENDED                    YEAR ENDED OCTOBER 31,                  1993 TO
                                               APRIL 30, 1998   -----------------------------------------------   OCTOBER 31,
                                               (UNAUDITED)(C)   1997(C)     1996(C)        1995       1994(C)        1993
                                               --------------   --------   ----------   ----------   ----------   -----------
CLASS B+
Per Share Operating Performance:
  Net asset value, beginning of period.......     $  17.58      $  16.37   $    16.20   $    17.66   $    16.87    $  12.68
                                                  --------      --------   ----------   ----------   ----------    --------
Income from investment operations:
  Net investment income (loss)...............        (0.13)        (0.25)       (0.23)       (0.17)       (0.10)       0.01
  Net realized and unrealized gain (loss) on
    investments..............................         3.20          2.87         1.22        (0.43)        1.17        4.18
                                                  --------      --------   ----------   ----------   ----------    --------
  Net increase (decrease) from investment
    operations...............................         3.07          2.62         0.99        (0.60)        1.07        4.19
                                                  --------      --------   ----------   ----------   ----------    --------
Distributions:
  From net investment income.................           --            --           --           --        (0.01)         --
  From net realized gain on investments......        (1.20)        (1.41)       (0.82)       (0.86)       (0.27)         --
                                                  --------      --------   ----------   ----------   ----------    --------
        Total distributions..................        (1.20)        (1.41)       (0.82)       (0.86)       (0.28)         --
                                                  --------      --------   ----------   ----------   ----------    --------
Net asset value, end of period...............     $  19.45      $  17.58   $    16.37   $    16.20   $    17.66    $  16.87
                                                  ========      ========   ==========   ==========   ==========    ========
        Total investment return(d)...........        18.88%(a)     17.15%        6.46%       (3.37)%       6.50%       33.0%(a)
                                                  ========      ========   ==========   ==========   ==========    ========
Ratios and supplemental data:
  Net assets, end of period (in 000's).......     $837,576      $805,535   $1,007,654   $1,111,520   $1,184,081    $455,335
Ratio of net investment income (loss) to
  average net assets:
  With expense reductions....................        (1.58)%(b)    (1.51)%      (1.34)%      (0.99)%      (0.52)%       0.3%(b)
  Without expense reductions.................        (1.59)%(b)    (1.56)%      (1.39)%      (1.05)%        N/A         N/A
Ratio of expenses to average net assets:
  With expense reduction.....................         2.37%(b)      2.29%        2.24%        2.27%         2.3%        2.5%(b)
  Without expense reduction..................         2.38%(b)      2.34%        2.29%        2.33%         N/A         N/A
Portfolio turnover rate++....................           56%(b)        35%          37%          62%          57%         41%
Average commission rate per share paid on
  portfolio transactions++...................     $ 0.0045      $ 0.0085   $   0.0165          N/A          N/A         N/A


---------------


+    Commencing April 1, 1993, the Fund began offering Class B shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(a)  Not annualized.


(b)  Annualized.


(c) These per share operating performance data were calculated based upon average shares outstanding during the period.


(d)  Total investment return does not include sales charges.


N/A  Not Applicable.

                            ------------------------


                                                                                 AMOUNT MONTHLY
                                                            AVERAGE MONTHLY         NUMBER OF         AVERAGE AMOUNT
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES        OF DEBT
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
YEAR                                      END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----                                      --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1997.........      $   --          $  776,210            30,210,054            $ 0.026
October 31, 1997........................      $   --          $8,225,969           113,614,232            $0.0724



  Average monthly amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Sub-advisor, stand to benefit from developments in the telecommunications industries.



  Global Telecommunications Industries Investment. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Sub-advisor will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.


  Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.


  The Sub-advisor believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Fund, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the telecommunications industry are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Fund. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industry represented in the Fund.



  The Sub-advisor allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holdings. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.


  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," in the "Investment Objectives and Policies" section of the Statement of Additional Information.


--------------------------------------------------------------------------------



RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate reflecting fluctuations in the market value of the Fund's positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Fund focuses its investments on the telecommunications industries, an investment in the Fund may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the telecommunications industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program.


  TELECOMMUNICATIONS INDUSTRIES. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.


  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign issuers are less liquid and their prices may be more volatile than securities of comparable domestic issuers. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.


  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Fund may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Fund may invest up to 5% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Fund will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and cur-rency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  INVESTING IN SMALLER COMPANIES. While the Fund's portfolio normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation.



  For investment management and administration services provided to the Fund, the Fund pays AIM a fee computed daily and paid monthly based on the Fund's average daily net assets at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds.



  The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a sig-nificant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Michael Mahoney         Portfolio Manager        Portfolio Manager for the Sub-advisor since 1993.
San Francisco           since 1993               Investment Analyst for the Sub-advisor from 1991
                                                 to 1993.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A

Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998 . On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Company may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GTL-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A SHARES AND CLASS B SHARES OF



AIM LATIN AMERICAN GROWTH FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM LATIN AMERICAN GROWTH FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers.


The Fund is designed for long term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in the Fund should be considered speculative and subject to special risk factors, related primarily to the Fund's investments in Latin America. Purchasers should carefully assess the risks associated with an investment in the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust............    15
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1



                                         PAGE
                                         ----
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a non-diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks capital appreciation.

  PRINCIPAL INVESTMENT. The Fund normally invests at least 65% of its total assets in equity and debt securities issued by Latin American companies and governments.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.

  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."



  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset values will fluctuate, reflecting fluctuations in the market value of the portfolio holdings. The Fund invests primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.



  The Fund invests a significant portion of its assets in equity and debt securities of Latin American issuers. As a result, the Fund may be subject to greater volatility than a fund that is more broadly diversified geographically.



  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. There is no limitation on the percentage of the Fund's total assets that may be invested in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction cost associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%     0.98%
  12b-1 distribution and service fees.......................   0.50%     1.00%
  Other expenses (after reimbursements and waivers).........   0.52%     0.52%
                                                               ----      ----
          Total Fund Operating Expenses.....................   2.00%     2.50%
                                                               ====      ====

(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD rules regarding investment companies.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect the current expense limits. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements and waivers, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.58% and 2.06%, respectively, for Class A shares and 0.58% and 2.56%, respectively, for Class B Shares of the Fund. See "Management" herein and the Statement of Additional Information for more information.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $67      $108      $151        $270
Class B Shares
  Assuming a complete redemption at end of
     period(2).....................................   $77      $111      $157        $274
  Assuming no redemption...........................   $26      $ 79      $135        $274



(1)  Assumes payment of maximum sales charge by the investor.



(2)  Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 and the semi-annual period ended April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Statement of Additional Information.



                         AIM LATIN AMERICAN GROWTH FUND


                    (FORMERLY GT LATIN AMERICA GROWTH FUND)



                                                                                                                 AUGUST 13, 1991
                                  SIX MONTHS                                                                        (COMMENCE-
                                    ENDED                           YEAR ENDED OCTOBER 31,                           MENT OF
                                  APRIL 30,     --------------------------------------------------------------    OPERATIONS) TO
                                   1998(A)      1997(A)    1996(A)    1995(A)    1994(A)    1993(A)     1992     OCTOBER 31, 1991
                                  ----------    --------   --------   --------   --------   --------   -------   ----------------
CLASS A+
Per Share Operating Performance:
Net asset value, beginning of
  period........................   $  19.50     $  17.95   $  15.38   $  26.11   $  19.78   $  15.59   $ 16.45       $  14.29
Income from investment
  operations:
  Net investment income
    (loss)......................       0.09**       0.11       0.09       0.15      (0.08)      0.18*     0.25*          0.01*
  Net realized and unrealized
    gain (loss) on
    investments.................       1.15         1.44       2.59      (9.28)      6.75       5.21     (0.98)          2,15
                                   --------     --------   --------   --------   --------   --------   -------       --------
    Net increase (decrease) from
      investment operations.....       1.24         1.55       2.68      (9.13)      6.67       5.39     (0.73)          2.16
                                   --------     --------   --------   --------   --------   --------   -------       --------
Distributions:
  From net investment income....      (0.03)          --      (0.08)        --      (0.19)     (0.12)    (0.13)            --
  From net realized gain on
    investments.................         --           --         --      (1.60)     (0.15)     (1.08)       --             --
  In excess of net investment
    income......................         --           --      (0.03)        --         --         --        --             --
                                   --------     --------   --------   --------   --------   --------   -------       --------
        Total distributions.....      (0.03)          --      (0.11)     (1.60)     (0.34)     (1.20)    (0.13)            --
Net asset value, end of
  period........................   $  20.71     $  19.50   $  17.95   $  15.38   $  26.11   $  19.78   $ 15.59       $  16.45
                                   ========     ========   ========   ========   ========   ========   =======       ========
Total investment return(d)......       6.50%(b)     8.52%     17.52%    (37.16)%    34.10%      37.1%     (4.5)%         15.1%(b)
                                   --------     --------   --------   --------   --------   --------   -------       --------
Ratios and supplemental data:
Net assets, end of period (in
  000's)........................   $131,815     $159,496   $177,373   $182,462   $336,960   $129,280   $94,085       $125,038
Ratio of net investment income
  (loss) to average net
  assets........................
  With expense reductions and
    reimbursements..............       0.90%(c)     0.52%      0.46%      0.86%     (0.29)%     1.29%*     1.3%*          1.2%*(c)
  Without expense reductions and
    reimbursements..............       0.71%(c)     0.42%      0.39%      0.85%       N/A        1.2%      N/A            N/A
Ratio of operating expenses to
  average net assets:
  With expense reductions and
    reimbursements..............       1.99%(c)     1.96%      2.03%      2.11%      2.04%       2.4%*     2.4%*          2.4%*(c)
  Without expense reductions and
    reimbursements..............       2.18%(c)     2.06%      2.10%      2.12%       N/A       2.49%      N/A            N/A
Ratio of interest expense to
  average net assets +++........       0.16%(c)      N/A        N/A        N/A        N/A        N/A       N/A            N/A
Portfolio turnover rate +++.....         27%(c)      130%       101%       125%       155%       112%      159%           N/A
Average commission rate per
  share paid on portfolio
  transactions +++..............   $ 0.0016     $ 0.0007   $ 0.0005        N/A        N/A        N/A       N/A            N/A


---------------


+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



+++ Portfolio turnover, average commission rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.02, $0.04, and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 (commencement of operations) to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.15% for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively.



** Before reimbursement by the Sub-advisor, the net investment income per share would have been reduced by $0.02.



(a) These selected per share data were calculated based upon average shares outstanding during the period.



(b) Not annualized.



(c) Annualized.



(d) Total investment return does not include sales charges.



N/A Not Applicable.

                                                SIX MONTHS
                                                   ENDED                 YEAR ENDED OCTOBER 31,
                                                 APRIL 30,      -----------------------------------------    APRIL 1, 1993 TO
                                                  1998(A)       1997(A)    1996(A)    1995(A)    1994(A)    OCTOBER 31, 1993(A)
                                                -----------     --------   --------   --------   --------   -------------------
CLASS B++
Per Share Operating Performance:
Net asset value, beginning of period..........   $  19.23       $  17.78   $  15.21   $  25.94   $  19.75         $ 16.26
                                                 --------       --------   --------   --------   --------         -------
Income from investment operations:
  Net investment income (loss)................        0.04**        0.01         --       0.06      (0.22)          (0.07)
  Net realized and unrealized gain (loss) on
    investments...............................       1.13           1.44       2.59      (9.19)      6.74            3.56
                                                 --------       --------   --------   --------   --------         -------
    Net increase (decrease) from investment
      operations..............................       1.17           1.45       2.59      (9.13)      6.52            3.49
                                                 --------       --------   --------   --------   --------         -------
Distributions:
  From net investment income..................         --             --      (0.01)        --      (0.18)             --
  From net realized gain on investments.......         --             --         --      (1.60)     (0.15)             --
  In excess of net investment income..........         --             --      (0.01)        --         --              --
                                                 --------       --------   --------   --------   --------         -------
        Total distributions...................         --             --      (0.02)     (1.60)     (0.33)             --
                                                 --------       --------   --------   --------   --------         -------
Net asset value, end of period................   $  20.40       $  19.23   $  17.78   $  15.21   $  25.94         $ 19.75
                                                 ========       ========   ========   ========   ========         =======
Total investment return(d)....................       6.19%(b)       8.04%     17.02%    (37.42)%    33.33%           21.5%(b)
                                                 ========       ========   ========   ========   ========         =======
Ratios and supplemental data:
Net assets, end of period (in 000's)..........   $112,322       $133,448   $137,400   $134,527   $211,673         $13,576
Ratio of net investment income (loss) to
  average net assets:
  With expense reductions and reimbursement by
    the Sub-advisor...........................       0.40%(c)       0.02%     (0.04)%     0.36%     (0.79)%                (0.7)%(c)
  Without expense reductions and reimbursement
    by the Sub-advisor........................       0.21%(c)      (0.08)%    (0.11)%     0.35%       N/A             N/A
Ratio of expenses to average net assets:
  With expense reductions.....................       2.49%(c)       2.46%      2.53%      2.61%      2.54%            2.9%(c)
  Without expense reductions..................       2.68%(c)       2.56%      2.60%      2.62%       N/A             N/A
Ratio of interest expense to average net
  assets +++..................................       0.16%(c)        N/A        N/A        N/A        N/A             N/A
Portfolio turnover rate +++...................         27%(c)        130%       101%       125%       155%            112%
Average commission rate per share paid on
  portfolio transactions +++..................   $ 0.0016       $ 0.0007   $ 0.0005        N/A        N/A             N/A


---------------


++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover, average commission rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



** Before reimbursement the net investment income per share would have been reduced by $0.02.



(a) These selected per share data were calculated based upon average shares outstanding during the year.



(b) Not annualized.



(c) Annualized.



(d) Total investment return does not include sales charges.



N/A Not Applicable.



                                                                                    AVERAGE MONTHLY
                                                                    AVERAGE            NUMBER OF
                                                 AMOUNT OF         AMOUNT OF         REGISTRANT'S          AVERAGE
                                                    DEBT             DEBT               SHARES              AMOUNT
                                                OUTSTANDING       OUTSTANDING         OUTSTANDING        OF DEBT PER
                                                     AT           DURING THE          DURING THE         SHARE DURING
YEAR ENDED                                     END OF PERIOD        PERIOD              PERIOD            THE PERIOD
----------                                     --------------   ---------------   -------------------   --------------
Six months ended April 30, 1998..............    $       --       $3,165,121          13,623,707           $ 0.232
October 31, 1997.............................    $3,238,000       $1,519,383          16,973,475           $0.0895



  Amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. There can be no assurance that the Fund will meet its investment objective.



  INVESTMENT POLICIES. For purposes of this Prospectus, unless otherwise indicated, the Fund defines Latin America to include the following countries:
Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.



  The Fund defines securities of Latin American issuers to include: (a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Sub-advisor's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.



  In allocating investments among the various Latin American countries, the Sub-advisor looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Sub-advisor will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Sub-advisor will consider, among other fac-tors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.

  Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.


  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objective and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of its assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."

  The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Fund is incidental to its objective of capital appreciation.


  TEMPORARY DEFENSIVE STRATEGIES. The Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units such as euros) and/or high quality debt securities or money market instruments to generate income to defray its expenses, for temporary defensive purposes and pending investment in accordance with its investment objective and policies.



  In addition, the Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Sub-advisor determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss. For a full description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



  Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



  PRIVATIZATIONS. The governments in some Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain Latin American countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  BORROWING. It is a fundamental policy of the Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Fund's shares than would be the case if the Fund did not borrow, but also may enable the Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of the Fund, that the Fund will not purchase securities during times when outstanding borrowings represent 5% or more of the Fund's total assets.


  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Foreign Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.



  The Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisi-tions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund entails a substantial degree of risk and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in Latin America, which are in addition to the usual risks of investing in developed markets around the world.

  The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  The Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.


  CONCENTRATION. The Fund invests a significant portion of its assets in a particular region of the world. As a result, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



  LATIN AMERICAN COUNTRIES. Investing in securities of Latin American issuers involves risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in any such country.


  The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

  Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

  Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

  Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.

  RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

  The Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

  The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in Latin American markets in the event of default by the governments under commercial bank loan agreements.


  ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Sub-advisor believes that carefully selected investments in Special Situations could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

  CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


  OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day to day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Board of Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and ad-ministration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million, and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Francesco Bertoni       Portfolio Manager        Portfolio Manager for the Sub-advisor since June
London                  since 1998               1998. Investment Director of INVESCO Asset
                                                 Management Ltd. (London) ("INVESCO London"), an
                                                 affiliate of the Sub-advisor, since 1994.
                                                 Portfolio Manager for INVESCO London from 1990 to
                                                 1994.
David Manuel            Portfolio Manager        Portfolio Manager for the Sub-advisor and INVESCO
London                  since 1997               GT Asset Management PLC (London), an affiliate of
                                                 the Sub-advisor, since November 1997. Investment
                                                 Analyst and Portfolio Manager for Abbey Life
                                                 Investment Services Ltd. (Bournemouth) from 1987
                                                 to 1997, and Head of Latin American Equities from
                                                 1994 to 1997.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements.") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland Corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

LOGO         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


LAG-PRO-1

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


CLASS A AND CLASS B SHARES OF


AIM STRATEGIC INCOME FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM STRATEGIC INCOME FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end series, management investment company. The Fund is a non-diversified portfolio which primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.


The Fund is designed for long-term investors and not as a trading vehicle, does not represent a complete investment program and is not suitable for all investors. An investment in the Fund involves risk factors that should be reviewed carefully by potential investors. The Fund is authorized to borrow money for investment purposes, which would increase the volatility of its performance and involves additional risks. See "Investment Program" and "Risk Factors."



THE FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "INVESTMENT PROGRAM" AND "RISK FACTORS."



Effective November 9, 1998, no more than 65% of the Fund's total assets may be invested in non-investment grade debt securities. See "Investment
Program -- Investment Policies."



This Prospectus sets forth concisely information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from (http://www.aimfunds.com).


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     7
  Investment Program...................     7
  Risk Factors.........................    12
  Management...........................    16
  Organization of the Trust............    19



                                         PAGE
                                         ----
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-9
  Exchange Privilege...................  A-12
  How to Redeem Shares.................  A-14
  Determination of Net Asset Value.....  A-19
  Dividends, Distributions and Tax
     Matters...........................  A-19
  General Information..................  A-23
APPENDIX A.............................  A-24
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a non-diversified series of the Trust.


  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation.

  PRINCIPAL INVESTMENTS. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets, and selects particular securities in each sector based on their relative investment merit.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


  PURCHASING SHARES. Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The Advisor Class has different distribution arrangements.

  CLASS A SHARES -- Shares are offered at net asset value plus any applicable initial sales charge.

  CLASS B SHARES -- Shares are offered at net asset value without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

  Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."

  SUITABILITY FOR INVESTORS. An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements.


  The Fund will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may invest in securities of issuers in emerging markets. Such investments entail greater risks than investing in securities of issuers in developed markets.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Fund may invest up to 50% of its total assets in debt securities rated below investment grade or, if not rated, determined by the Sub-advisor to be of comparable quality. Investments of this type are subject to greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors." Effective November 9, 1998, under normal market conditions, no more than 65% of the Fund's total assets may be invested in non-investment grade debt securities.


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table(1):

                                                              CLASS A   CLASS B
                                                              -------   -------
Shareholder Transaction Costs(2):
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   4.75%     None
  Sales charges on reinvested distributions to
     shareholders...........................................   None      None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None      5.00%
  Redemption charges........................................   None      None
  Exchange fees.............................................   None      None
Annual Fund Operating Expenses(3): (as a % of average net
  assets)
  Investment management and administration fees.............   0.73%     0.73%
  12b-1 distribution and service fees.......................   0.35%     1.00%
  Other expenses............................................   0.36%     0.36%
                                                               ----      ----
          Total Fund Operating Expenses.....................   1.44%     2.09%
                                                               ====      ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rates of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares, respectively, through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS(3)
                                                     ------   -------   -------   -----------
Class A Shares(1)..................................   $62       $91      $123        $213
Class B Shares
  Assuming a complete redemption at end of
     period(2).....................................   $73       $99      $136        $227
  Assuming no redemption...........................   $21       $66      $113        $227



(1)  Assumes payment of maximum sales charge by the investor.



(2)  Assumes deduction of the applicable contingent deferred sales charge.



(3) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS; THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. The financial statements and notes for fiscal year ended October 31, 1997 and the semi-annual period ending April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. For the period March 29, 1988 (commencement of operations) to October 22, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.



                           AIM STRATEGIC INCOME FUND


                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)



                                 SIX
                               MONTHS
                                ENDED                         YEAR ENDED OCTOBER 31,
                              APRIL 30,   --------------------------------------------------------------
                               1998(B)      1997     1996(B)    1995(B)      1994     1993(B)     1992
                              ---------   --------   --------   --------   --------   --------   -------
CLASS A+
Per Share Operating
 Performance:
 Net asset value, beginning
   of period................  $  12.00    $  11.76   $  10.32   $ 10.88    $  13.61   $ 11.25   $ 10.91
                              --------    --------   --------   -------    --------   -------   -------
Income from investment
 operations:
 Net investment income......      0.52**      0.74       0.89      0.97        0.79      0.96      0.86
 Net realized and unrealized
   gain (loss) on
   investments..............      0.19        0.34       1.44     (0.69)      (2.14)     2.85      0.31
                              --------    --------   --------   -------    --------   -------   -------
 Net increase (decrease)
   from investment
   operations...............      0.71        1.08       2.33      0.28       (1.35)     3.81      1.17
                              --------    --------   --------   -------    --------   -------   -------
Distributions:
 From net investment
   income...................     (0.42)      (0.78)     (0.82)    (0.80)      (0.79)    (0.96)    (0.83)
 From net realized gain on
   investments..............        --          --         --        --       (0.38)    (0.37)       --
 In excess of net investment
   income...................        --       (0.06)     (0.07)       --          --        --        --
 Return of capital..........        --          --         --     (0.04)      (0.21)       --        --
 From sources other than net
   investment income........        --          --         --        --          --     (0.12)       --
                              --------    --------   --------   -------    --------   -------   -------
      Total distributions...     (0.42)      (0.84)     (0.89)    (0.84)      (1.38)    (1.45)    (0.83)
                              --------    --------   --------   -------    --------   -------   -------
Net asset value, end of
 period.....................  $  12.29    $  12.00   $  11.76   $ 10.32    $  10.88   $ 13.61   $ 11.25
                              ========    ========   ========   =======    ========   =======   =======
      Total investment
        return(c)...........      5.92%(a)    9.40%     23.00%     3.06%     (10.44)%    37.0%     11.1%
Ratios and supplemental
 data:
 Net assets, end of period
   (in 000's)...............  $131,367    $138,715   $185,126  $188,165    $275,241  $287,870   $83,849
 Ratio of net investment
   income to average net
   assets...................      7.78%(d)    6.18%      8.09%     9.64%       6.74%      7.2%      7.6%
Ratio of operating expenses
 to average net assets:
 With expense reductions....      1.46%(d)    1.35%      1.38%     1.42%       1.40%      1.7%      1.8%
 Without expense
   reductions...............      1.46%(d)    1.44%      1.40%     1.45%        N/A       N/A       N/A
Ratio of interest expenses
 to average net assets......      0.01%(d)     N/A        N/A       N/A        0.10%      N/A       N/A
Portfolio turnover rate++...       244%(d)     149%       177%      238%        583%      310%      418%

                                                             MARCH 29,
                                                               1988
                                                            (COMMENCE-
                                                              MENT OF
                                                            OPERATIONS)
                                YEAR ENDED OCTOBER 31,          TO
                              ---------------------------   OCTOBER 31,
                               1991      1990      1989        1988
                              -------   -------   -------   -----------
CLASS A+
Per Share Operating
 Performance:
 Net asset value, beginning
   of period................  $ 11.20   $ 11.17   $ 11.25     $ 11.43
                              -------   -------   -------     -------
Income from investment
 operations:
 Net investment income......     0.84*     1.04*     0.82*       0.45*
 Net realized and unrealized
   gain (loss) on
   investments..............    (0.02)    (0.17)    (0.10)      (0.24)
                              -------   -------   -------     -------
 Net increase (decrease)
   from investment
   operations...............     0.82      0.87      0.72        0.21
                              -------   -------   -------     -------
Distributions:
 From net investment
   income...................    (0.60)    (0.84)    (0.80)      (0.39)
 From net realized gain on
   investments..............    (0.51)       --        --          --
 In excess of net investment
   income...................       --        --        --          --
 Return of capital..........       --        --        --          --
 From sources other than net
   investment income........       --        --        --          --
                              -------   -------   -------     -------
      Total distributions...    (1.11)    (0.84)    (0.80)      (0.39)
                              -------   -------   -------     -------
Net asset value, end of
 period.....................  $ 10.91   $ 11.20   $ 11.17     $ 11.25
                              =======   =======   =======     =======
      Total investment
        return(c)...........      7.7%      8.3%      6.8%        1.2%(a)
Ratios and supplemental
 data:
 Net assets, end of period
   (in 000's)...............  $55,967   $44,545   $37,820     $21,830
 Ratio of net investment
   income to average net
   assets...................      7.2%*     9.6%*     7.7%*       7.2%*(d)
Ratio of operating expenses
 to average net assets:
 With expense reductions....      1.9%*     1.9%*     1.8%*       1.7%*(d)
 Without expense
   reductions...............      N/A       N/A       N/A         N/A
Ratio of interest expenses
 to average net assets......      N/A       N/A       N/A         N/A
Portfolio turnover rate++...      630%      501%      385%        340%(d)


---------------

 + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.


 ++ Portfolio turnover and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


 * Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990,
      1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


 ** Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment, net investment income would have been $0.41.


 (a)  Not annualized.


 (b) These selected per share data were calculated based upon average shares outstanding during the period.


 (c)  Total investment return does not include sales charges.


 (d)  Annualized.


N/A   Not Applicable.

                                                SIX MONTHS                                                            OCTOBER 22,
                                                  ENDED                      YEAR ENDED OCTOBER 31,                     1992 TO
                                                APRIL 30,     -----------------------------------------------------   OCTOBER 31,
                                                 1998(C)        1997     1996(C)    1995(C)      1994      1993(C)       1992
                                                ----------    --------   --------   --------   --------    --------   -----------
CLASS B++
Per Share Operating Performance:
Net asset value, beginning of period..........   $  12.01     $  11.77   $  10.33   $  10.88   $  13.60    $  11.24     $11.36
                                                 --------     --------   --------   --------   --------    --------     ------
Income from investment operations:
  Net investment income.......................       0.48*        0.67       0.82       0.91       0.73        0.89       0.01
  Net realized and unrealized gain (loss) on
    investments...............................       0.19         0.33       1.44      (0.69)     (2.14)       2.85      (0.13)
                                                 --------     --------   --------   --------   --------    --------     ------
    Net increase (decrease) from investment
      operations..............................       0.67         1.00       2.26       0.22      (1.41)       3.74      (0.12)
                                                 --------     --------   --------   --------   --------    --------     ------
Distributions:
  From net investment income..................      (0.38)       (0.71)     (0.75)     (0.73)     (0.72)      (0.89)        --
  From net realized gain on investments.......         --           --         --         --      (0.38)      (0.37)        --
  In excess of net investment income..........         --        (0.05)     (0.07)        --         --          --         --
  Return of capital...........................         --           --         --      (0.04)     (0.21)         --         --
  From sources other than net investment
    income....................................         --           --         --         --         --       (0.12)        --
                                                 --------     --------   --------   --------   --------    --------     ------
    Total distributions.......................      (0.38)       (0.76)     (0.82)     (0.77)     (1.31)      (1.38)        --
                                                 --------     --------   --------   --------   --------    --------     ------
Net asset value, end of period................   $  12.30     $  12.01   $  11.77   $  10.33   $  10.88    $  13.60     $11.24
                                                 ========     ========   ========   ========   ========    ========     ======
Total investment return(d)....................       5.58%(a)     8.70%     22.15%      2.48%    (11.02)%      36.2%      (1.1)%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)..........   $254,225     $281,376   $338,178   $357,852   $458,550    $310,431     $  533
Ratio of net investment income to average net
  assets......................................       7.13%(e)     5.53%      7.44%      8.99%      6.09%        6.5%       N/A(b)
Ratio of operating expenses to average net
  assets:
  With expense reductions.....................       2.11%(e)     2.00%      2.03%      2.07%      2.05%        2.4%       N/A(b)
  Without expense reductions..................       2.11%(e)     2.09%      2.05%      2.10%       N/A         N/A        N/A
Ratio of interest expenses to average net
  assets......................................       0.01%(e)      N/A        N/A        N/A       0.10%        N/A        N/A
Portfolio turnover rate +++...................        244%(e)      149%       177%       238%       583%        310%       418%


---------------


     + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
    ++ Commencing October 22, 1992, the Fund began offering Class B shares.
   +++ Portfolio turnover and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
     * Net investment income per share reflects an interest payment received from the conversion of Vnescheconombank loan agreements. Without such a payment, net investment income would have been $0.41 and $0.37 per share for Class A and Class B, respectively.
   (a)  Not annualized.
   (b) Ratios are not meaningful due to short period of operation of Class B shares.
   (c) These selected per share data were calculated based upon average shares outstanding during the period.
   (d)  Total investment return does not include sales charges.
   (e)  Annualized.
   N/A  Not Applicable.


                            ------------------------


                                                               AVERAGE           AVERAGE MONTHLY       AVERAGE AMOUNT
                                         AMOUNT OF DEBT    AMOUNT OF DEBT     NUMBER OF REGISTRANT'S    OF DEBT PER
                                         OUTSTANDING AT      OUTSTANDING        SHARES OUTSTANDING      SHARE DURING
              YEAR ENDED                 END OF PERIOD    DURING THE PERIOD     DURING THE PERIOD        THE PERIOD
              ----------                 --------------   -----------------   ----------------------   --------------
Six months ended April 30, 1998........    $1,000,000        $  161,644             33,389,895            $ 0.005
October 31, 1997.......................    $  --             $3,575,910             39,263,038            $0.0911



  Average amount of debt outstanding during the period is computed daily.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed.

  These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers. The Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Sub-advisor to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.



  Beginning November 9, 1998, the following changes to non-fundamental investment policies of the Fund will become effective: (1) the non-fundamental investment policy of the Fund relating to investment grade debt securities will be removed and replaced in its entirety with the following: "Under normal market conditions, the Fund will invest at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are either rated at least investment grade by Moody's or S&P or, if not rated, are determined by the Sub-advisor to be of comparable quality"; (2) the non-fundamental investment policy of the Fund relating to non-investment grade debt securities will be removed and replaced in its entirety with the following:
"No more than 65% of the Fund's total assets may be invested in debt securities that, at the time of purchase are either rated below investment grade by Moody's or S&P, or, if not rated, are determined by the Sub-advisor to be of comparable quality"; and (3) a new non-fundamental investment policy of the Fund relating to investments in equity securities will be added to read in its entirety as follows: "The Fund may invest up to 35% of its total assets in equity securities."

  The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Sub-advisor may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  ASSET ALLOCATION. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


  The Sub-advisor allocates the assets of the Fund in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Fund. Securities held by the Fund may be invested in without limitation as to maturity.



  The Sub-advisor selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect the Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."



  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Fund's policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in debt securities of U.S. issuers.


  The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.


  TEMPORARY DEFENSIVE STRATEGIES. The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  EMERGING MARKET SECURITIES. The Fund considers "emerging markets" to consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will consider investment in the following emerging markets:


Algeria
Argentina
Bolivia
Botswana
Brazil
Bulgaria

Chile
China
Colombia
Costa Rica
Cyprus
Czech Republic
Dominican Republic
Ecuador
Egypt
El Salvador
Finland
Ghana
Greece
Hong Kong
Hungary
India
Indonesia
Israel
Ivory Coast
Jamaica
Jordan
Kazakhstan
Kenya
Lebanon
Malaysia
Mauritius
Mexico
Morocco
Nicaragua
Nigeria
Oman
Pakistan
Panama
Paraguay
Peru
Philippines
Poland
Portugal
Republic of Slovakia
Russia
Singapore
Slovenia
South Africa
South Korea
Sri Lanka
Swaziland
Taiwan
Thailand
Turkey
Ukraine
Uruguay
Venezuela
Zambia
Zimbabwe

  The Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

  BRADY BONDS. The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Fund will be subject to the same rating requirements that apply to its other investments.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower government. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

  In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender in-terpositioned between the Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  The Fund may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund can receive if the "when, as and if issued" security is in fact issued.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund is authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Fund will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Fund after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.


  Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Fund creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund. Although the principal amount of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund will have to pay, the Fund's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund expects that some of its borrowings may be made on a secured basis.

  In addition to the foregoing borrowings, the Fund may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Fund for any purpose does not exceed 33 1/3% of its total assets.

  The Fund may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a particular price at a future date. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Fund's assets for purposes of calculating compliance with the Fund's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund requires the borrower to maintain with the Fund's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


  ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. It also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  SYNTHETIC SECURITY POSITIONS. The Fund may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


  For example, in order to establish a synthetic security position for the Fund that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



  The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's investment position, or the Sub-adviser might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



  The Sub-advisor would create synthetic security positions for the Fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Fund will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investment. The Fund also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

  In addition, the Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-adviser intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

  SWAPS, CAPS, FLOORS AND COLLARS. The Fund may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges, and will not sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  INDEXED COMMERCIAL PAPER. The Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

  OTHER INDEXED SECURITIES. The Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval.

  The Fund is authorized to make short sales of securities, although it has no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------


RISK FACTORS



  GENERAL. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Fund generally fluctuates inversely with interest rate movements. Longer term bonds held by the Fund are subject to greater interest rate risk. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.


  NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolios.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


  CURRENCY RISK. Since the Fund normally invests substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates may influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

  Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

  SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


  In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Fund may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.


  LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Fund may invest up to 65% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Fund may invest in debt securities rated below C, which are in default as to principal and/or interest.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Fund. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Fund also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Fund will adversely impact net asset value of the Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  As of October 31, 1997, the Fund had 89.27% of its total net assets in debt securities that received a rating from Moody's and 4.00% of its total net assets in debt securities that were not so rated. In addition, the Fund had 6.73% of its total net assets in cash and net receivables. The Fund had the following percentages of its total net assets invested in rated securities: Aaa -- 41.23%, Aa -- 12.68%, A -- 1.31%, Baa -- 3.75%, Ba -- 24.30%, B -- 6.00%, Caa -- 0.00%,
Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Fund which, while unrated, have been determined by the Sub-adviser to be of comparable quality to securities in the following rating categories:
Ba -- 1.03%; and B -- 2.97%. It should be noted that the allocation of the investments of the Fund by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Fund.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation.



  The Fund pays AIM investment management and administration fees computed daily and payable monthly, based on the average daily net assets, for such services at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $1 billion, 0.675% on the next $1 billion, and 0.65% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or any other agents. Effective November 1, 1997, AIM has undertaken to limit the expenses of the Class A and Class B shares of the Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.75% and 2.40% of the average daily net assets of the Fund's Class A and Class B shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                          RESPONSIBILITIES FOR                 BUSINESS EXPERIENCE
      NAME/OFFICE               THE FUND                         PAST FIVE YEARS
      -----------         --------------------                 -------------------
Cheng-Hock Lau              Portfolio Manager    Chief Investment Officer for Global Fixed Income
New York                    since 1996           and Portfolio Manager for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc.
                                                 ("Chancellor Capital"), a predecessor of the
                                                 Sub-advisor, from 1995 to October 1996. Senior
                                                 Vice President and Senior Portfolio Manager for
                                                 Fiduciary Trust Company International from 1993
                                                 to 1995. Vice President at Bankers Trust Company
                                                 from 1991 to 1993.
David B. Hughes             Portfolio Manager    Head of Global Fixed Income, North America, and
New York                    since 1998           Portfolio Manager for the Sub-advisor since
                                                 January 1998. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to December 1997.
                                                 Employed by Chancellor Capital from July 1995 to
                                                 October 1996. Assistant Vice President of
                                                 Fiduciary Trust Company International from 1994
                                                 to 1995. Assistant Treasurer at the Bankers
                                                 Trust Company from 1991 to 1994.
Craig Munro                 Portfolio Manager    Portfolio Manager for the Sub-advisor since
New York                    since 1998           August 1997. Vice President and Senior Analyst
                                                 in the Emerging Markets Group of the Global
                                                 Fixed Income Division of Merrill Lynch Asset
                                                 Management from 1993 to August 1997.
Kevin J. Rogers             Portfolio Manager    Portfolio Manager for the Sub-advisor since July
New York                    since 1998           1997. High Yield Bond Analyst at Fidelity
                                                 Management & Research Company (Boston) from 1988
                                                 to 1997.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement on behalf of Class A shares of the Fund, and has entered into a Master Distribution Agreement on behalf of Class B shares of the Fund (individually referred to as a "Distribution Agreement" or collectively as the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Fund at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors and its predecessor. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


  DISTRIBUTION PLANS. Class A Plan. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.

  Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.35% of the average daily net assets of Class A shares of the Fund on an annualized basis.

  The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.


  Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Class B Plan. The Trust has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.

  Both Plans. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those Trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.


  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.


  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust.


  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may also issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
               TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL INFRASTRUCTURE FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM GLOBAL RESOURCES FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM GLOBAL TRENDS FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM GLOBAL UTILITIES FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM HIGH INCOME MUNICIPAL FUND
            AIM ASIAN GROWTH FUND                         AIM HIGH YIELD FUND
            AIM BALANCED FUND                             AIM INCOME FUND
            AIM BASIC VALUE FUND                          AIM INTERMEDIATE GOVERNMENT FUND
            AIM BLUE CHIP FUND                            AIM INTERNATIONAL EQUITY FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM INTERNATIONAL GROWTH FUND
            AIM CHARTER FUND                              AIM JAPAN GROWTH FUND
            AIM CONSTELLATION FUND                        AIM LATIN AMERICAN GROWTH FUND
            AIM DEVELOPING MARKETS FUND                   AIM LIMITED MATURITY TREASURY FUND
            AIM DOLLAR FUND(*)                            AIM MID CAP GROWTH FUND
            AIM EMERGING MARKETS FUND                     AIM MONEY MARKET FUND(*)
            AIM EMERGING MARKET DEBT FUND                 AIM MUNICIPAL BOND FUND
            AIM EUROPEAN DEVELOPMENT FUND                 AIM NEW PACIFIC GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM SELECT GROWTH FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM SMALL CAP EQUITY FUND
            AIM GLOBAL CONSUMER PRODUCTS AND              AIM SMALL CAP OPPORTUNITIES FUND
              SERVICES FUND                               AIM STRATEGIC INCOME FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL GROWTH FUND                        AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM VALUE FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND                        AIM WORLDWIDE GROWTH FUND



(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25 per fund investment), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM

Funds account. Notwithstanding the foregoing, the minimum initial investment applicable to AIM Small Cap Opportunities Fund is $10,000.


  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. Notwithstanding the foregoing, the minimum subsequent purchases of shares of AIM Small Cap Opportunities Fund is $1,000. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."


  The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


  The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM BASIC VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP EQUITY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

 GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
Less than $ 100,000                                  1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange
     Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the

Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that
(1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts.
Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows:
1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesig-nate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.


                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL INCOME                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INFRASTRUCTURE               AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL RESOURCES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM GLOBAL TELECOMMUNICATIONS         AIM MONEY MARKET FUND
     FUND -- CLASS A                   FUND -- CLASS A                           -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM GLOBAL TRENDS                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   FUND -- CLASS A                         AIM DOLLAR FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM GLOBAL UTILITIES
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH                    AIM HIGH INCOME MUNICIPAL
     FUND -- CLASS A                   FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM HIGH YIELD FUND -- CLASS A
   AIM BASIC VALUE                     AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM INTERNATIONAL EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM INTERNATIONAL GROWTH
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM JAPAN GROWTH FUND -- CLASS A
   AIM DEVELOPING MARKETS              AIM LATIN AMERICAN GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS                AIM MID CAP EQUITY
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EMERGING MARKETS DEBT           AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPE GROWTH                   AIM MUNICIPAL BOND
     FUND -- CLASS A                   FUND -- CLASS A
   AIM EUROPEAN DEVELOPMENT            AIM NEW PACIFIC GROWTH
     FUND -- CLASS A                   FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP GROWTH
   AIM GLOBAL CONSUMER PRODUCTS        FUND -- CLASS A
     AND SERVICES FUND -- CLASS A      AIM SMALL CAP OPPORTUNITIES
   AIM GLOBAL FINANCIAL SERVICES       FUND -- CLASS A
     FUND -- CLASS A                   AIM STRATEGIC INCOME
   AIM GLOBAL GOVERNMENT INCOME        FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL GROWTH                   OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL GROWTH &                 AIM WEINGARTEN FUND -- CLASS A
     INCOME FUND -- CLASS A            AIM WORLDWIDE GROWTH
   AIM GLOBAL HEALTH CARE              FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class C shares of AIM Small Cap Opportunities Fund are currently not available.


  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------                  ----------              -------          -------         -------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load Funds.. Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load Funds.. Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value


  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten busi-ness days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B Shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEARS                                                     CONTINGENT DEFERRED
  SINCE                                                       SALES CHARGE AS
PURCHASE                                                    % OF DOLLAR AMOUNT
  MADE                                                       SUBJECT TO CHARGE
--------                                                    -------------------
First......................................................         5%
Second.....................................................         4%
Third......................................................         3%
Fourth.....................................................         3%
Fifth......................................................         2%
Sixth......................................................         1%
Seventh and Following......................................        None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND or Class A shares of AIM DOLLAR FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under
(a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.


  Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.



  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within ninety (90) days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment will not alter the taxes due on any capital gains, except under the circumstances described below. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within ninety (90) days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE


  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BASIC VALUE FUND......................  declared and paid annually        annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM DEVELOPING MARKETS FUND...............  declared and paid annually        annually           annually
AIM DOLLAR FUND...........................  declared daily; paid monthly      annually           annually
AIM EMERGING MARKETS FUND.................  declared and paid annually        annually           annually
AIM EMERGING MARKETS DEBT FUND............  declared and paid monthsly        annually           annually
AIM EUROPE GROWTH FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES
  FUND....................................  declared and paid annually        annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND........  declared and paid annually        annually           annually

                                                                             DISTRIBUTIONS    DISTRIBUTIONS
                                                                                OF NET           OF NET
                                                 DIVIDENDS FROM                REALIZED         REALIZED
                                                 NET INVESTMENT               SHORT-TERM        LONG-TERM
FUND                                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
----                                             --------------              -------------    -------------
AIM GLOBAL GOVERNMENT INCOME FUND.........  declared and paid monthly         annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL GROWTH & INCOME FUND...........  declared and paid quarterly       annually           annually
AIM GLOBAL HEALTH CARE FUND...............  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL INFRASTRUCTURE FUND............  declared and paid annually        annually           annually
AIM GLOBAL RESOURCES FUND.................  declared and paid annually        annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND........  declared and paid annually        annually           annually
AIM GLOBAL TRENDS FUND....................  declared and paid annually        annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM INTERNATIONAL GROWTH FUND.............  declared and paid annually        annually           annually
AIM JAPAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM LATIN AMERICAN GROWTH FUND............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MID CAP EQUITY FUND...................  declared and paid annually        annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM NEW PACIFIC GROWTH FUND...............  declared and paid annually        annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP GROWTH FUND.................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM STRATEGIC INCOME FUND.................  declared and paid monthly         annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually
AIM WORLDWIDE GROWTH FUND.................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.



  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EMERGING MARKETS DEBT FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.


  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

 TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.


  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH
FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  ABSENCE OF RATING. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obli-gation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:


----------------------------------------------------------------------------------------------------------------------
                              GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
      ACCOUNT TYPE            NUMBER OF:                       ACCOUNT TYPE                  NUMBER OF:
      ------------            --------------------             ------------                  ------------------
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee
----------------------------------------------------------------------------------------------------------------------


  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]


 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



ADVISOR CLASS OF



AIM DEVELOPING MARKETS FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS


SEPTEMBER 8, 1998


This Prospectus contains information about AIM DEVELOPING MARKETS FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which primarily seeks long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets ordinarily is invested in emerging market equity securities. The Fund also invests in emerging market debt securities, which are selected based on their potential to provide a combination of capital appreciation and current income.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in equity and high yield, high risk ("lower quality") debt securities that are predominantly speculative. Investments of this type are subject to a greater risk of loss of principal and interest. The Fund's investments in securities of issuers in developing markets involves special considerations and risks that are not typically associated with investments in securities of issuers in the United States or in other more established markets. Investors should carefully assess the risks associated with an investment in the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................    10
  Management...........................    14
  Organization of the Trust............    15
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1



                                    SUMMARY

--------------------------------------------------------------------------------


THE FUND


  The Fund is a non-diversified series of the Trust.


  INVESTMENT OBJECTIVES. The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation.



  PRINCIPAL INVESTMENTS. The Fund normally invests a majority of its assets in emerging market equity securities and also may invest in emerging market debt securities.



  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.



  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."



  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value per share will fluctuate, reflecting fluctuations in the market value of its portfolio holdings.



  The Fund invests in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings, and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund normally invests substantially all of its assets in issuers in emerging markets. Such investments entail greater risks than investing in issuers in developed markets. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities. The Fund may invest in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------


TABLE OF FEES AND EXPENSES


  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange Fees.............................................  None
Annual Fund Operating Expenses(2):
  (as a % of average net assets)
  Investment management and administration fees.............  0.98%
  12b-1 distribution and service fees.......................  None
  Other expenses (after estimated waivers)..................  0.52%
                                                              ----
          Total Fund Operating Expenses.....................  1.50%
                                                              ====

---------------

(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.


(2)Expenses are estimated based on the fees and expenses the Fund is expected to incur during its initial year as an open-end fund and AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without waivers, "Other expenses" and "Total Fund Operating Expenses" are estimated to be 0.65% and 1.63%, respectively, for Advisor Class shares. "Other expenses" include custody, transfer agent, legal and audit fees and other operating expenses. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
Advisor Class Shares........................................   $15       $48       $82       $180



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATIONS OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statement and notes for the fiscal year ended October 31, 1997 and the semi-annual period ended April 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The Predecessor Fund was a closed-end investment company whose single class of shares traded on the New York Stock Exchange ("NYSE"). On October 31, 1997, the Fund, which had no previous operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"). On that date, all shareholders of the Predecessor Fund received Class A shares of the Fund. The fees and expenses of the Fund will differ from those of the Predecessor Fund. The Fund's fiscal year end will be October 31, rather than December 31, which was the Predecessor Fund's fiscal year end.


                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)
            (SUCCESSOR TO G.T. GLOBAL DEVELOPING MARKETS FUND, INC.)




                                                               ADVISOR CLASS++
                                                              SIX MONTHS ENDED
                                                              APRIL 30, 1998(D)
                                                              -----------------
Per Share Operating Performance:
Net asset value, beginning of period........................       $ 12.56
                                                                   -------
Income from investment operations:
  Net investment income.....................................          0.27*O
  Net realized and unrealized gain (loss) on investments....         (0.02)
                                                                   -------
    Net increase (decrease) from investment operations......          0.25
                                                                   -------
  Redemption fees retained..................................          0.23
                                                                   -------
  Distributions to shareholders:
    From net investment income..............................         (0.60)
    From net realized gain on investments...................            --
                                                                   -------
      Total distributions...................................         (0.60)
                                                                   -------
Net asset value, end of period..............................       $ 12.44
                                                                   =======
    Total investment return (based on net asset value)......          3.88%(b)(c)
Ratios and supplemental data:
Net assets, end of period (in 000's)........................       $    37
Ratio of net investment income to average net assets:
  With expense reductions and reimbursement.................          3.32%(a)
  Without expense reductions and reimbursement..............          2.82%(a)
Ratio of operating expenses to average net assets:
  With expense reductions and reimbursement.................          1.46%(a)
  Without expense reductions and reimbursement..............          1.96%(a)
Ratio of interest expense to average net assets+++..........          0.22%(a)
Portfolio turnover rate.....................................            99%(a)
Average commission rate per share paid on portfolio
  transactions..............................................       $0.0017


---------------


(a)  Annualized.



(b)  Not annualized.



(c)  Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon the average shares outstanding during the period.



 O Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment would have been $0.13 per share for Advisor Class shares.



 * Before reimbursement the net investment income per share would have been reduced by $0.03.



  + Commencing November 1, 1997, the Fund began offering Class B and Advisor Class shares.



+++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.



N/A  Not applicable.



                                          AMOUNT OF                               AVERAGE MONTHLY NUMBER   AVERAGE AMOUNT
                                             DEBT            AVERAGE AMOUNT       OF REGISTRANT'S SHARES    OF DEBT PER
                                        OUTSTANDING AT    OF DEBT OUTSTANDING          OUTSTANDING          SHARE DURING
YEAR ENDED                              END OF PERIOD      DURING THE PERIOD        DURING THE PERIOD        THE PERIOD
----------                              --------------   ----------------------   ----------------------   --------------
Six months ended April 30, 1998.......        $--              $3,299,756               21,283,681            $ 0.155
October 31, 1997......................        --               $  379,964               36,416,667            $0.0104



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------


PERFORMANCE


  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------
INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's primary investment objective is long-term capital appreciation; its secondary objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of the Fund's assets normally are invested in emerging market equity securities. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, American Depositary Receipts, Global Depositary Receipts, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. The Fund may also invest in emerging market debt securities that will be selected based on their potential to provide a combination of capital appreciation and current income. There can be no assurance the Fund will achieve its investment objectives.



  INVESTMENT POLICIES. For purposes of the Fund's operations, emerging markets consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objectives and Policies' in the Statement of Additional Information for a complete list of all the countries that the Fund does not currently consider to be emerging markets.


  For purposes of the Fund's policy of normally investing substantially all of its assets in issuers in emerging markets, the Fund will consider investment in the following emerging markets:

     Algeria                      Hungary                           Philippines
     Argentina                    India                             Poland
     Bolivia                      Indonesia                         Portugal
     Botswana                     Israel                            Republic of Slovakia
     Brazil                       Ivory Coast                       Russia
     Bulgaria                     Jamaica                           Singapore
     Chile                        Jordan                            Slovenia
     China                        Kazakhstan                        South Africa
     Colombia                     Kenya                             South Korea
     Costa Rica                   Lebanon                           Sri Lanka
     Cyprus                       Malaysia                          Swaziland
     Czech Republic               Mauritius                         Taiwan
     Dominican Republic           Morocco                           Thailand
     Ecuador                      Nicaragua                         Turkey
     Egypt                        Nigeria                           Ukraine
     El Salvador                  Oman                              Uruguay
     Finland                      Pakistan                          Venezuela
     Ghana                        Panama                            Zambia
     Greece                       Paraguay                          Zimbabwe
     Hong Kong                    Peru

  Although the Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


  As used in this Prospectus, an issuer in an emerging market is an entity (1) for which the principal securities trading market is an emerging market, as defined above, (2) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere, or
(3) organized under the laws of, or with a principal office in, an emerging market.



  In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates over the long term. The Sub-advisor seeks those emerging markets that have strongly developing economies and in which the markets are becoming more sophisticated. The Sub-advisor then invests in those companies in such countries and industries that it believes are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation.



  As opportunities to invest in securities in other emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests. In some cases, investments in debt securities could provide the Fund with access to emerging markets in the early stages of their economic development, when equity securities are not yet generally available or, in the Sub-advisor's view, do not yet present an acceptable investment alternative. While the Fund generally is not restricted in the portion of its assets that may be invested in a single region, under normal conditions its assets will be invested in issuers in at least four countries, and it will not invest more than 25% of its assets in issuers in one country. The Fund's holdings of any one foreign currency together with securities denominated in or indexed to such currency will not exceed 40% of its assets.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  INVESTMENTS IN DEBT SECURITIES. The Fund may invest up to 50% of its total assets in the following types of emerging market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Debt securities held by the Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest.

  There is no limitation on the percentage of the Fund's assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Debt securities in which the Fund will invest may not be rated; if rated, it is expected that such ratings will be below investment grade. See "Risk Factors -- Risks Associated with Debt Securities" and "-- Risks Associated with Below Investment Grade Debt Securities."

  The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, relative interest rate levels and/or the creditworthiness of issuers.


  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy for the Fund if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.

  BORROWING AND REVERSE REPURCHASE AGREEMENTS. In connection with meeting requests for the redemption of Fund shares, the Fund may borrow from banks or may borrow through reverse repurchase agreements. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions, but total borrowings may not exceed 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed-upon price that includes an interest component.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral if the borrower fails financially.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium the Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not currently intend to do so.


  The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with its investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge its portfolio against movements in exchange rates.


  Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.



  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.


  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



  Investment in other investment companies may involve the payment of substantial premiums above the value of their portfolio securities and multiple layering of fees and expenses and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in other investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in another investment company, the Fund would bear its ratable share of that company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  PRIVATIZATIONS. The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.


  In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


  ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt, and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay "interest" in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the interest on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions may be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  INDEXED COMMERCIAL PAPER. The Fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

  OTHER INDEXED SECURITIES. The Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of its outstanding voting securities. A "majority of its outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.



--------------------------------------------------------------------------------



RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objectives. Investing in the Fund entails a substantial degree of risk, and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.

  The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  In addition, the value of debt securities held by the Fund generally will fluctuate with the perceived creditworthiness of the issuers of such securities and interest rates.

  NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Fund will be able to invest in a smaller number of issuers than if it was classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the net asset value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing that income.

  Investing in some foreign countries involves risks relating to potential political and economic instability within such countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in that market. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, currency depreciation, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal or interest when due.

  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it.

  INVESTING IN EMERGING MARKETS. Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.

  Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists. During the period commencing with the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

  RISKS ASSOCIATED WITH BELOW INVESTMENT GRADE DEBT SECURITIES. The Fund may invest up to 50% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting it, such as its inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or that are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include (1) potential adverse publicity, (2) heightened sensitivity to general economic or political conditions and (3) the likely adverse impact of a major economic recession.

  The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

  CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will affect the net asset value of the Fund's shares and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by it. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Fund is authorized to enter into options, futures and forward currency transactions. These transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet its liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

  SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect its willingness to service its sovereign debt. Although the Sub-advisor intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.



  In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans -- typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Board of Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a sig-nificant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Francesco Bertoni       Portfolio Manager        Portfolio Manager for the Sub-advisor since June
London                  since 1998               1998. Investment Director of INVESCO Asset
                                                 Management Ltd. (London) ("INVESCO London"), an
                                                 affiliate of the Sub-advisor, since 1994.
                                                 Portfolio Manager for INVESCO London from 1990 to
                                                 1994.
Cheng-Hock Lau          Portfolio Manager        Chief Investment Officer for Global Fixed Income
New York                since 1997               and Portfolio Manager for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc., a
                                                 predecessor of the Sub-advisor, from 1995 to
                                                 October 1996. Senior Vice President and Senior
                                                 Portfolio Manager for Fiduciary Trust Company
                                                 International from 1993 to 1995. Vice President at
                                                 Bankers Trust Company from 1991 to 1993.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM EMERGING MARKETS FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM EMERGING MARKETS FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.

The Fund is designed for long term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in the Fund should be considered speculative and subject to special risk factors, related primarily to the Fund's investments in emerging markets. Purchasers should carefully assess the risks associated with an investment in the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    12
  Organization of the Trust............    13


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENT. The Fund normally invests at least 65% of its total assets in equity securities of companies in emerging markets.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements. Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset values will fluctuate, reflecting fluctuations in the market value of its portfolio holdings.


  The Fund will invest primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Fund may invest up to 20% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases (as a % of offering        None
     price).................................................
  Sales charges on reinvested distributions to                 None
     shareholders...........................................
  Maximum deferred sales charge (as a % of net asset value     None
     at time of purchase or sale, whichever is less)........
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%
  12b-1 distribution and service fees.......................   None
  Other expenses (after reimbursements).....................   0.52%
                                                               ----
          Total Fund Operating Expenses.....................   1.50%
                                                               ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.


(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect the current expense limits. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.70% and 1.68%, respectively, for Advisor Class shares of the Fund. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                   -------   --------   --------   ---------
Advisor Class Shares.............................    $15       $48        $82        $180



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The tables below provide condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997 and for the semi-annual period ended April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in the Statement of Additional Information.



                           AIM EMERGING MARKETS FUND


                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)



                                                                                ADVISOR CLASS**
                                                              ---------------------------------------------------
                                                              SIX MONTHS                                 JUNE 1,
                                                                ENDED         YEAR ENDED OCTOBER 31,     1995 TO
                                                              APRIL 30,       ----------------------    OCT. 31,
                                                               1998(D)        1997(D)       1996(D)       1995
                                                              ----------      --------      --------    ---------
Per Share Operating Performance:
  Net asset value, beginning of period......................   $ 12.27        $ 14.38       $ 13.88      $14.71
                                                               -------        -------       -------      ------
Income from investment operations:
  Net investment income (loss)..............................      0.05*          0.05          0.18        0.08
  Net realized and unrealized gain (loss) on investments....      0.32          (2.05)         0.32       (0.91)
                                                               -------        -------       -------      ------
  Net increase (decrease) from investment operations........      0.37          (2.00)         0.50       (0.83)
                                                               -------        -------       -------      ------
Distributions:
  From net investment income................................        --          (0.03)           --          --
  From net realized gain on investments.....................        --             --            --          --
  In excess of net investment income........................        --          (0.08)           --          --
                                                               -------        -------       -------      ------
         Total distributions................................        --          (0.11)           --          --
                                                               -------        -------       -------      ------
Net asset value, end of period..............................   $ 12.64        $ 12.27       $ 14.38      $13.88
                                                               =======        =======       =======      ======
         Total investment return(c).........................      3.10%(a)     (14.05)%        3.60%      (5.71)%(a)
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................   $ 1,802        $ 1,924       $ 3,139      $1,675
Ratio of net investment income (loss) to average net
  assets....................................................      0.81%(b)       0.49%         1.26%       1.39%(b)
Ratio of operating expenses to average net assets:
  With expense reductions...................................      1.46%(b)       1.60%         1.46%       1.62%(b)
  Without expense reductions................................      2.07%(b)       1.68%         1.58%       1.64%(b)
Ratio of interest expense to average net assets.............      0.33%(b)         --            --          --
Portfolio turnover rate+....................................       117%(b)        150%          104%        114%
Average commission rate per share on paid portfolio
  transactions+.............................................   $0.0016        $0.0015       $0.0040         N/A


---------------

   + Portfolio turnover, average commission rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


   * Includes reimbursement by the Sub-advisor of Fund operating expenses of $0.03.


  **  Commencing June 1, 1995, the Fund began offering Advisor Class shares.


  (a) Not annualized.


  (b) Annualized.


  (c) Total investment return does not include sales charges.


  (d) These selected per share data were calculated based upon average shares outstanding during the period.


 N/A  Not Applicable.


                                ---------------


                                                                                     AVERAGE MONTHLY
                                                                    AVERAGE             NUMBER OF        AVERAGE AMOUNT
                                              AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    OF DEBT PER
                                              OUTSTANDING AT      OUTSTANDING          OUTSTANDING        SHARE DURING
YEAR ENDED                                    END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD      THE PERIOD
----------                                    --------------   -----------------   -------------------   --------------
Six months ended April 30, 1998.............    $3,353,000        $5,242,625           18,290,005           $ 0.287
October 31, 1997............................    $6,184,000        $2,568,627           26,177,077           $0.0981



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term growth of capital. Under normal circumstances, the Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. There can be no assurance that the Fund will meet its investment objective.



  INVESTMENT POLICIES. For purposes of the Fund's operations, "emerging markets" consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries that the Fund does not consider to be emerging markets.


  For purposes of the Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Fund will consider investment in the following emerging markets:

Algeria             Hungary      Peru
Argentina           India        Philippines
Bolivia             Indonesia    Poland
Botswana            Israel       Portugal
Brazil              Ivory Coast  Republic of Slovakia
Bulgaria            Jamaica      Russia
Chile               Jordan       Singapore
China               Kazakhstan   Slovenia
Colombia            Kenya        South Africa
Costa Rica          Lebanon      South Korea
Cyprus              Malaysia     Sri Lanka
Czech Republic      Mauritius    Swaziland
Dominican Republic  Mexico       Taiwan
Ecuador             Morocco      Thailand
Egypt               Nicaragua    Turkey
El Salvador         Nigeria      Ukraine
Finland             Oman         Uruguay
Ghana               Pakistan     Venezuela
Greece              Panama       Zambia
Hong Kong           Paraguay     Zimbabwe

  Although the Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


  As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.


  The Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.


  The Fund invests in those emerging markets that the Sub-advisor believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



  The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Sub-advisor believes that the Fund's policy of investing in equity securities of companies in emerging markets may enable the Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  INVESTMENTS IN DEBT SECURITIES. The Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."


  If the rating of a debt security held by the Fund drops below a minimum rating considered acceptable by the Sub-advisor, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders.


  Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Fund is incidental to its objective of long-term growth of capital.


  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, the Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units such as Euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments. For a description of money market instruments in which the Fund may invest, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

  Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



  PRIVATIZATIONS. The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING. It is a fundamental policy of the Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Fund's shares than would be the case if the Fund did not borrow, but also may enable the Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of the Fund that the Fund will not purchase securities during times when outstanding borrowings represent 5% or more of the Fund's total assets.

  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Foreign Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.

  The Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.


--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund entails a substantial degree of risk and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world.


  The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in that market.

  Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.

  Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

  The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

  The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities."

  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

  CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day to day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Board of Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million, and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                       BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                               PAST FIVE YEARS
-----------              --------------------                       -------------------
Francesco Bertoni       Portfolio Manager        Portfolio Manager for the Sub-advisor since June 1998.
London                  since 1998               Investment Director of INVESCO Asset Management Ltd.
                                                 (London) ("INVESCO London"), an affiliate of the
                                                 Sub-advisor, since 1994. Portfolio Manager for INVESCO
                                                 London from 1990 to 1994.
Christine Rowley        Portfolio Manager        Portfolio Manager for the Sub-advisor, GT Asset Management
London                  since 1997               PLC (London) and INVESCO GT Asset Management Asia Ltd.
                                                 (Hong Kong), affiliates of the Sub-advisor, since 1992.

  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provide AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the fund with other shares of the Fund and is entitled to such other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]


 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--



ADVISOR CLASS OF


AIM GLOBAL CONSUMER PRODUCTS
AND SERVICES FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS


SEPTEMBER 8, 1998



This Prospectus contains information about AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.


The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust and
     Portfolio.........................    13



                                         PAGE
                                         ----


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Global Investment Portfolio.

  INVESTMENT OBJECTIVES. The Fund seeks long-term capital growth.


  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.



  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds that are sub-advised by the Sub-advisor ("AIM Funds") on May 29, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM Global Trends Fund. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements. Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds or the "AIM Funds"), Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."

  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."



  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies in the consumer products and services industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Portfolio may invest up to 20% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.98%
  12b-1 distribution and service fees.......................  None
  Other expenses (after reimbursements).....................  0.51%
                                                              ----
          Total Fund Operating Expenses.....................  1.49%
                                                              ====


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Advisor Class Shares......................................   $15       $47       $82       $179


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.


(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and its Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by its Portfolio.


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.


                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND)




                                                                                  ADVISOR CLASS+
                                                              ------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED         YEAR ENDED OCT. 31,    JUNE 1, 1995
                                                              APRIL 30, 1998    -------------------         TO
                                                               (UNAUDITED)*      1997*       1996*    OCT. 31, 1995*
                                                              --------------    -------     -------   --------------
Per Share Operating Performance:
Net asset value, beginning of period........................     $ 22.50        $ 21.15     $ 14.64      $ 11.84
                                                                 -------        -------     -------      -------
Income from investment operations:
  Net investment income (loss)..............................       (0.06)         (0.04)      (0.13)        0.04**
  Net realized and unrealized gain on investments...........        4.86           2.30        7.16         2.76
                                                                 -------        -------     -------      -------
  Net increase from investment operations...................        4.80           2.26        7.03         2.80
                                                                 -------        -------     -------      -------
Distributions:
  From net realized gain on investments.....................       (1.89)         (0.91)      (0.52)          --
                                                                 -------        -------     -------      -------
        Total distributions.................................       (1.89)         (0.91)      (0.52)          --
                                                                 -------        -------     -------      -------
Net asset value, end of period..............................     $ 25.41        $ 22.50     $ 21.15      $ 14.64
                                                                 =======        =======     =======      =======
Total investment return(c)..................................       22.77%(b)      11.15%      49.50%       23.65%(b)
                                                                 =======        =======     =======      =======
Ratios and supplemental data:
Net assets, end of period (in 000's)........................     $18,141        $ 6,047     $ 7,446      $   164
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement by the
    Sub-advisor.............................................       (0.50)%(a)     (0.22)%     (0.64)%       0.70%(a)
  Without expense reductions and reimbursement by the
    Sub-advisor.............................................       (0.52)%(a)     (0.37)%     (0.74)%     (10.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the
    Sub-advisor.............................................        1.42%(a)       1.34%       1.74%        1.82%(a)
  Without expense reductions and reimbursement by the
    Sub-advisor.............................................        1.44%(a)       1.49%       1.84%       13.13%(a)
Portfolio turnover rate++...................................         169%(a)        392%        169%         240%(a)
Average commission rate per share paid on portfolio
  transactions++............................................     $0.0423        $0.0319     $0.0545          N/A


---------------

+    Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the AIM Global Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the AIM Global Consumer Products and Services Portfolio.


* These selected per share data were calculated based upon average shares outstanding during the period.


** Before reimbursement by the Sub-advisor, net investment income per share would have been reduced by $0.61.


(a)  Annualized.


(b)  Not annualized.


(c)  Total investment return does not include sales charges.


N/A  Not Applicable.

                         ------------------------------


                                                                                 AVERAGE MONTHLY
                                                                AVERAGE             NUMBER OF             AVERAGE
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    AMOUNT OF DEBT
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
YEAR ENDED                                END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                                --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1998.........      $  --            $115,397             7,894,281             $ 0.015
October 31, 1997........................      $  --            $103,293             8,302,173             $0.0124



  Average amount of debt outstanding during the period is computed daily.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in such industries.



  Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).



  The Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Sub-advisor believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.



  The Sub-advisor also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Sub-advisor's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:

  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the consumer products and services industries are headquartered outside of the United States.


  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global consumer products and services industries represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash,

U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.


  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset values will fluctuate reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  Because the Portfolio focuses its investments on the consumer products and services industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the consumer products and services industries. Accordingly, the Fund should not be considered a complete investment program.

  CONSUMER PRODUCTS AND SERVICES INDUSTRIES. The performance of consumer products and services companies, relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers and administrators to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment hold-ings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                         PAST FIVE YEARS
-----------              --------------------                   -------------------
Derek H. Webb           Portfolio Manager        Head of [the Theme Funds] for the Sub-advisor
  San Francisco         since Portfolio          since 1997. Portfolio Manager for the Sub-advisor
                        inception in 1994        since 1994. Analyst for the Sub-advisor from 1992
                                                 to 1994.



In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GCPS-PRO-2

                                                   [APPLICATION INSIDE]

            [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS(R)


ADVISOR CLASS OF



AIM GLOBAL FINANCIAL SERVICES FUND


(SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


P
PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL FINANCIAL SERVICES FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the AIM Global Financial Services Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and, is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling
(800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
  The Fund and the Portfolio...........     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust and the
     Portfolio.........................    14


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1



                                         PAGE
                                         ----
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO



  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Global Investment Portfolio.


  INVESTMENT OBJECTIVE. The Fund seeks long-term capital growth.

  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of at least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds that are sub-advised by the Sub-advisor ("AIM Funds") on May 29, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM Global Trends Fund. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."


  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies in the financial services industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries.

  The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Portfolio may invest up to 5% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."



  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of       None
     offering price)........................................
  Sales charges on reinvested distributions to                 None
     shareholders...........................................
  Maximum deferred sales charge (as a % of net asset value     None
     at time of purchase or sale, whichever is less)........
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%
  12b-1 distribution and service fees.......................   None
  Other expenses (after reimbursements).....................   0.52%
                                                               ----
          Total Fund Operating Expenses.....................   1.50%
                                                               ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.88% and 1.86%, respectively, for Advisor Class shares of the Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and its Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by the Portfolio.


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $15       $48       $82       $180



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes for the semi-annual period ended April 30, 1998 are also included in the Statement of Additional Information.



                       AIM GLOBAL FINANCIAL SERVICES FUND


                  (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND)



                                                                        ADVISOR CLASS+
                                                --------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED        YEAR ENDED OCTOBER 31,      JUNE 1, 1995
                                                APRIL 30, 1998    ----------------------           TO
                                                (UNAUDITED)(d)     1997(d)      1996(d)    OCTOBER 31, 1995(d)
                                                ---------------   ---------    ---------   -------------------
Per Share Operating Performance:
Net asset value, beginning of period..........      $ 17.40        $ 14.26      $ 11.95          $ 11.09
                                                    -------        -------      -------          -------
Income from investment operations:
  Net investment income (loss)................         0.07           0.12         0.12*            0.09*
  Net realized and unrealized gain (loss) on
     investments..............................         3.57           4.01         2.36             0.77
                                                    -------        -------      -------          -------
  Net increase (decrease) from investment
     operations...............................         3.64           4.13         2.48             0.86
                                                    -------        -------      -------          -------
Distributions:
  From net investment income..................           --             --        (0.16)              --
  From net realized gain on investments.......        (0.61)         (0.99)       (0.01)              --
                                                    -------        -------      -------          -------
          Total distributions.................        (0.61)         (0.99)       (0.17)              --
                                                    -------        -------      -------          -------
Net asset value, end of period................      $ 20.43        $ 17.40      $ 14.26          $ 11.95
                                                    =======        =======      =======          =======
Total investment return(b)....................        21.55%(c)      30.52%       20.87%            7.75%(c)
                                                    =======        =======      =======          =======
Ratios and supplemental data:
Net assets, end of period (in 000's)..........      $12,161        $ 3,738      $    72          $    31
Ratio of net investment income (loss) to
  average net assets:
  With expense reductions and reimbursement
     from the Sub-advisor.....................         0.75%(a)       0.73%        0.91%            1.96%(a)
  Without expense reductions and reimbursement
     from the Sub-advisor.....................         0.70%(a)       0.66%(a)    (0.16)%          (4.84)%(a)
Ratio of operating expenses to average net
  assets:
  With expense reductions and reimbursement
     from the Sub-advisor.....................         1.48%(a)       1.79%        1.82%            1.84%(a)
  Without expense reductions and reimbursement
     from the Sub-advisor.....................         1.53%(a)       1.86%        2.89%            8.64%(a)
Portfolio turnover rate++.....................          106%(a)         91%         103%             170%
Average commission rate per share paid on
  portfolio transactions++....................      $0.0015        $0.0014      $0.0080              N/A


---------------


(a)  Annualized.



(b)  Total investment return does not include sales charges.



(c)  Not annualized.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



* Before reimbursement by the Sub-advisor, the net investment income per share would have been reduced by $0.13 for the year ended October 31, 1996 and $0.30 for the period ended October 31, 1995.



+    Commencing June 1, 1995, the Fund began offering Advisor Class shares.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the AIM Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the AIM Financial Services Portfolio.



N/A  Not Applicable.

                                ---------------

                                                                       AVERAGE MONTHLY NUMBER   AVERAGE AMOUNT
                             AMOUNT OF DEBT     AVERAGE AMOUNT OF      OF REGISTRANT'S SHARES    OF DEBT PER
                             OUTSTANDING AT      DEBT OUTSTANDING           OUTSTANDING          SHARE DURING
YEAR                         END OF PERIOD      DURING THE PERIOD        DURING THE PERIOD        THE PERIOD
----                         --------------   ----------------------   ----------------------   --------------
Six Months ended April 30,
  1998.....................      $  --               $35,342                 5,369,134              $0.007



  Average amount of debt outstanding during the period is computed on a daily basis.


--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quotes. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objectives.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in the financial services industries.



  Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.



  The Sub-advisor believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Sub-advisor's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Sub-advisor expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.



  CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the financial services industries are headquartered outside of the United States.


  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global financial services industries represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively in the "Investment Objective and Policies" section of the Statement of Additional Information.

  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset values will fluctuate reflecting fluctuations in the market value of the Portfolio's securities positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  Because the Portfolio focuses its investments on the financial services industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the financial services industries. Accordingly, the Fund should not be considered a complete investment program.

  FINANCIAL SERVICES INDUSTRIES. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

  Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

  The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

  Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 5% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers and administrators to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment portfolio of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
A. James Ellman         Portfolio Manager        Portfolio Manager for the Sub-advisor since 1995.
San Francisco           since 1995               Analyst for the Sub-advisor from 1994 to 1995.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

LOGO         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GFS-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM GLOBAL GOVERNMENT INCOME FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM GLOBAL GOVERNMENT INCOME FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.


This Prospectus sets forth concisely information about the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------



                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................    10
  Management...........................    12
  Organization of the Trust............    14
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1
APPENDIX A.............................  A-14


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a non-diversified series of the Trust.


  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in high quality U.S. and foreign government debt obligations.


  INVESTMENT MANAGERS. The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies composing or affiliated with AMVESCAP PLC.


  Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain Funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements.

  The Fund will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------


TABLE OF FEES AND EXPENSES



  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):



Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange Fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.73%
  12b-1 distribution and service fees.......................  None
  Other expenses............................................  0.43%
                                                              ----
          Total Fund Operating Expenses.....................  1.16%
                                                              ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.


(2)Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
Advisor Class Shares...............................     $12         $37         $64        $142


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The table below provides condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period April 30, 1998, are also included in the Statement of Additional Information.



                       AIM GLOBAL GOVERNMENT INCOME FUND


                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)



                                                                                    ADVISOR CLASS+
                                                              ----------------------------------------------------------
                                                                SIX MONTHS                                 JUNE 1, 1995
                                                                  ENDED         YEAR ENDED OCTOBER 31,          TO
                                                              APRIL 30, 1998    -----------------------     OCTOBER 31,
                                                              (UNAUDITED)(C)    1997(C)        1996(C)        1995(C)
                                                              --------------    --------      ---------    -------------
Per Share Operating Performance:
Net asset value, beginning of period........................      $ 8.61         $ 8.73        $  8.80        $ 8.98
                                                                  ------         ------        -------        ------
Income from investment operations:
  Net investment income.....................................        0.30           0.55           0.60          0.26
  Net realized and unrealized gain (loss) on investments....        0.11          (0.13)          0.03         (0.19)
                                                                  ------         ------        -------        ------
  Net increase (decrease) from investment operations........        0.41           0.42           0.63          0.07
                                                                  ------         ------        -------        ------
Distributions:
  From net investment income................................       (0.27)         (0.33)         (0.60)        (0.25)
  From net realized gain on investments.....................          --             --          (0.10)           --
  In excess of net investment income........................          --          (0.21)            --            --
  In excess of net realized gain on investments.............          --             --             --            --
  Return of capital.........................................          --             --             --            --
  From sources other than net investment income.............          --             --             --            --
                                                                  ------         ------        -------        ------
         Total distributions................................       (0.27)         (0.54)         (0.70)        (0.25)
                                                                  ------         ------        -------        ------
Net asset value, end of period..............................      $ 8.75         $ 8.61        $  8.73        $ 8.80
                                                                  ======         ======        =======        ======
Total investment return(d)..................................        4.71%(a)       5.15%          7.49%         0.83%(a)
                                                                  ======         ======        =======        ======
Ratios and supplemental data:
Net assets, end of period (in 000's)........................      $  196         $  116        $    86        $  131
Ratio of net investment income to average net assets........        7.04%(b)       6.39%          6.87%         7.33%(b)
Ratio of operating expenses to average net assets:
  With expense reductions...................................        1.15%(b)       0.99%          0.99%         1.00%(b)
  Without expense reductions................................        1.15%(b)       1.16%          1.04%         1.03%(b)
Ratio of interest expense to average net assets.............        0.32%(b)        N/A            N/A           N/A
Portfolio turnover rate++...................................         211%(b)        N/A            N/A           N/A


---------------


+




     Commencing June 1, 1995, the Fund began offering Advisor Class shares.



++




     Portfolio turnover and ratio of interest expense to average net assets is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



(a)  Not annualized.



(b)  Annualized.



(c) These selected per share data were calculated based upon average shares outstanding during the period.



(d)  Total investment return does not include sales charges.



N/A  Not Applicable.

                                ---------------


                                                                          AVERAGE         AVERAGE NUMBER OF    AVERAGE AMOUNT
                                                    AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    OF DEBT PER
                                                    OUTSTANDING AT      OUTSTANDING          OUTSTANDING        SHARE DURING
                    YEAR ENDED                      END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD      THE PERIOD
                    ----------                      --------------   -----------------   -------------------   --------------
Six months ended April 30, 1998...................   $21,178,000        $12,376,724           30,907,029          $ 0.400
October 31, 1997..................................   $ 4,451,000        $ 1,616,315           38,476,908          $0.0420



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the net asset value per share for Advisor Class shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. Its secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities including mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by foreign governments. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."



  The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the Sub-advisor. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.



  The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Sub-advisor to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.



  The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," (i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Sub-advisor to be of comparable quality); (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Sub-advisor to be of comparable quality; and (4) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  ASSET ALLOCATION. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


  The Sub-advisor allocates the assets of the Fund in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and in the case of the Fund, secondarily for Capital Appreciation and protection of principal). In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Fund. Securities held by the Fund may be invested without limitation as to maturity.



  The Sub-advisor selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect the Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions."



  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Fund's policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in debt securities of U.S. issuers.


  The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.


  TEMPORARY DEFENSIVE STRATEGIES. The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employ a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  BRADY BONDS. The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Fund will be subject to the same rating requirements that apply to its other investments. In addition, privately issued mortgage-backed and asset-backed securities purchased by the Fund will be subject to the limitation of the Fund which allows no more than 35% of its total assets to be invested in securities of non-governmental issuers.

  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss. The Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings in excess of 5% of its total assets are outstanding.


  The Fund may also enter into reverse repurchase agreements with a bank or recognized securities dealer. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a particular price at a future date. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Fund's assets for purposes of calculating compliance with the Fund's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


  SECURITIES LENDING. The Fund may lend its respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund requires the borrower to maintain with the Fund's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

  ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. It may also invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  SYNTHETIC SECURITY POSITIONS. The Fund may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


  For example, in order to establish a synthetic security position for the Fund that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



  The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



  The Sub-advisor would create synthetic security positions for the Fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Fund will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investment. The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund may also purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.


  INDEXED SECURITIES. The Fund may invest in certain indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United

States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval.

  The Fund is authorized to make short sales of securities, although it has no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Fund generally fluctuates inversely with interest rate movements. Longer term bonds held by the Fund are subject to greater interest rate risk.


  NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  CURRENCY RISK. Since the Fund normally invests substantially in securities denominated in currencies other than the U.S. dollar, and because it may hold foreign currencies, it will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

  Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

  SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


  In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Fund may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operation of the Fund is delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation.



  The Fund pays AIM investment management and administration fees computed daily and payable monthly, based on the average daily net assets, for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or any other agents. Effective November 1, 1997, AIM has undertaken to limit the expenses of the Advisor Class shares of the Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the

Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment advisory agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administrative agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Cheng-Hock Lau          Portfolio Manager        Chief Investment Officer for Global Fixed Income
New York                since 1996               and Portfolio Manager for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc.
                                                 ("Chancellor Capital"), a predecessor of the
                                                 Sub-Advisor, from 1995 to October 1996. Senior
                                                 Vice President and Senior Portfolio Manager for
                                                 Fiduciary Trust Company International from 1993 to
                                                 1995.
David B. Hughes         Portfolio Manager        Head of Global Fixed Income, North America, and
New York                since 1998               Portfolio Manager for the Sub-advisor since
                                                 January 1998. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to December 1997.
                                                 Employed by Chancellor Capital from July 1995 to
                                                 October 1996. Assistant Vice President of
                                                 Fiduciary Trust Company International from 1994 to
                                                 1995. Assistant Treasurer at the Bankers Trust
                                                 Company from 1991 to 1994.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust.


  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the four categories shown: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  ABSENCE OF RATING. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the four categories shown:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


  PLUS (+) OR MINUS (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


  NR. Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GGVI-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM GLOBAL GROWTH & INCOME FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)



PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL GROWTH & INCOME FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment sub-advisor, INVESCO (NY), Inc. (the "Sub-advisor"), in view of then-current economic and market conditions.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Management...........................    10
  Organization of the Trust............    11


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1



                                    SUMMARY

--------------------------------------------------------------------------------


THE FUND


  The Fund is a non-diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term capital appreciation together with current income.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in blue-chip equity securities and high quality government bonds of issuers located in the United States and throughout the world.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by the Sub-advisor. AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"), Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a quarterly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."


  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements. Certain investment grade debt securities may possess speculative qualities. The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. See "Investment Program."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange Fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.97%
  12b-1 distribution and service fees.......................  None
  Other expenses............................................  0.32%
                                                              ----
          Total Fund Operating Expenses.....................  1.29%
                                                              ====


(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class through May 31, 2000. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Advisor Class Shares........................................  $13     $41     $71    $156



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financials and notes for the semi-annual period ended April 30, 1998 are also included in the Statement of Additional Information.


                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)


                                                                                    ADVISOR CLASS*
                                                              -----------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED         YEAR ENDED OCTOBER 31,     JUNE 1, 1995
                                                              APRIL 30, 1998    ----------------------          TO
                                                              (UNAUDITED)(A)     1997(A)       1996      OCTOBER 31, 1995
                                                              --------------    ---------    ---------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period........................     $  8.20         $  7.10      $  6.35        $  6.24
                                                                 -------         -------      -------        -------
Income from investment operations:
  Net investment income.....................................        0.08            0.23         0.23           0.11
  Net realized and unrealized gain (loss) on investments....        1.33            1.13         0.82           0.13
                                                                 -------         -------      -------        -------
     Net increase (decrease) from investment operations.....        1.41            1.36         1.05           0.24
                                                                 -------         -------      -------        -------
Distributions:
  From net investment income................................       (0.08)          (0.24)       (0.26)         (0.13)
  From net realized gain on investments.....................       (0.15)          (0.02)       (0.04)            --
  In excess of net investment income........................       (0.05)             --           --             --
                                                                 -------         -------      -------        -------
     Total distributions....................................       (0.28)          (0.26)       (0.30)         (0.13)
                                                                 -------         -------      -------        -------
Net asset value, end of period..............................     $  9.33         $  8.20      $  7.10        $  6.35
                                                                 =======         =======      =======        =======
          Total investment return...........................       17.59%(b)       19.23%       17.19%          3.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)........................     $ 7,509         $ 3,057      $ 3,085        $   944
Ratio of net investment income to average net assets........        1.87%(c)        3.09%        3.52%          4.20%(c)
Ratio of operating expenses to average net assets:
  With expense reductions...................................        1.31%(c)        1.15%        1.24%          1.35%(c)
  Without expense reductions................................        1.31%(c)        1.29%        1.31%          1.39%(c)
Portfolio turnover rate +...................................          63%(c)          50%          39%            83%(c)
Average commission rate per share paid on portfolio
  transactions+.............................................     $0.0131         $0.0151      $0.0139            N/A


---------------


+     Portfolio turnover and average commission rates are
      calculated on the basis of the Fund as a whole without
      distinguishing between the classes of shares issued.
*     Commencing June 1, 1995, the Fund began offering Advisor
      Class shares.
(a)   These selected per share data were calculated based upon
      average shares outstanding during the year.
(b)   Not annualized.
(c)   Annualized.
N/A   Not Applicable.



                                                                                         AVERAGE MONTHLY
                                                                        AVERAGE             NUMBER OF
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES   AVERAGE AMOUNT OF
                                                  OUTSTANDING AT      OUTSTANDING          OUTSTANDING        DEBT PER SHARE
                   YEAR ENDED                     END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
                   ----------                     --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1998.................   $31,902,000        $1,715,293           91,959,757             $0.0187
October 31, 1997................................   $   --             $   77,178           92,456,411             $0.0008



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of net asset value per share for Advisor Class shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------



INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if:
(i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Sub-advisor.



  Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Sub-advisor believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Sub-advisor.


  Equity securities that the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).


  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the total equity market capitalization worldwide is represented by non-U.S. equity securities, and more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Sub-advisor believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Sub-advisor employs a conservative investment style in managing the Fund's assets. In so doing the Sub-advisor attempts to limit volatility and risk to capital. The Sub-advisor allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Sub-advisor attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.


  The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.


  The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Sub-advisor's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.



  In selecting equity securities for investment, the Sub-advisor attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Sub-advisor believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Sub-advisor seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.



  In evaluating debt securities considered for the Fund, the Sub-advisor analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of a debt security be revised while such security is owned by the Fund, the Sub-advisor will evaluate what action, if any, is appropriate with respect to such security.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.

  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.


  The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.


  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


  Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


  OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.

  The Fund may invest up to 15% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

  The Fund is classified under the Investment Company Act of 1940, as amended ("1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.

  OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective November 1, 1997, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           LAST FIVE YEARS
     -----------         --------------------                   -------------------
Paul Griffiths          Portfolio Manager        Head of Global Fixed Income and Portfolio Manager
  London                since 1995               for the Sub- advisor and INVESCO GT Asset
                                                 Management PLC (London) ("GT London") since June
                                                 1997. Portfolio Manager from 1994 to 1997. Global
                                                 Bond Fund Manager for Lazard Investors from 1993
                                                 to 1994. Global Bond Fund Manager for Sanwa
                                                 International PLC from 1991 to 1993.
Michael Lindsell        Portfolio Manager        Head of Investment Strategy for Global Equities
  London                since 1998               and Portfolio Manager for the Sub-advisor and GT
                                                 London since 1996. Chief Investment Officer for
                                                 Japan and Portfolio Manager for INVESCO GT Asset
                                                 Management Asia Ltd. (Hong Kong) ("GT Asia") and
                                                 for the Sub-advisor from 1992 to 1996. Director of
                                                 Warburg Asset Management (Tokyo) prior to thereto.
                                                 GT London and GT Asia are affiliates of the
                                                 Sub-advisor.
John Nadell             Portfolio Manager        Portfolio Manager for the sub-advisor since July
  London                since 1998               1998 and for INVESCO GT Asset Management Japan
                                                 Ltd. (Tokyo) ("GT Tokyo") since 1996. Joined GT
                                                 Tokyo in 1994 as an Investment Analyst. Investment
                                                 Analyst at Pacific Equity Management (Oakland,
                                                 California) from 1990 to 1994. GT Tokyo is also an
                                                 affiliate of the Sub-Advisor.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor.



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998 the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and the Company's other funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]




 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF


AIM GLOBAL HEALTH CARE FUND

(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM GLOBAL HEALTH CARE FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust............    12
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1



                                         PAGE
                                         ----
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital appreciation.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of health care companies throughout the world.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the other funds in The AIM Family of Funds that are sub-advised by the Sub-advisor ("AIM Funds") on May 29, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM Global Trends Fund. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements. Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."



  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds") Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at the Fund's net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its Portfolio's portfolio holdings. The Fund's policy of concentrating its investments in companies in its particular industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Fund may invest up to 5% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   None
  Sales charges on reinvested distributions to
     shareholders...........................................   None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.97%
  12b-1 distribution and service fees.......................   None
  Other expenses (after reimbursements).....................   0.33%
                                                               ----
          Total Fund Operating Expenses.....................   1.30%
                                                               ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $13      $ 41      $ 72       $158



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The tables below provide condensed financial information concerning income and capital changes for Advisor Class shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.



                          AIM GLOBAL HEALTH CARE FUND


                     (FORMERLY GT GLOBAL HEALTH CARE FUND)



                                                                            ADVISOR CLASS**
                                                        --------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                                    JUNE 1, 1995
                                                         APRIL 30,       YEAR ENDED OCTOBER 31,          TO
                                                            1998         -----------------------    OCTOBER 31,
                                                        (UNAUDITED)*       1997*         1996*          1995
                                                        ------------     ---------     ---------    ------------
Per Share Operating Performance:
Net asset value, beginning of period..................    $ 28.34         $ 23.77       $ 21.88        $18.66
                                                          -------         -------       -------        ------
Income from investment operations:
  Net investment income (loss)........................      (0.05)          (0.12)        (0.05)        (0.02)
  Net realized and unrealized gain (loss) on
     investments......................................       0.44            6.54          4.80          3.24
                                                          -------         -------       -------        ------
  Net increase (decrease) from investment
     operations.......................................       0.39            6.42          4.75          3.22
                                                          -------         -------       -------        ------
Distributions:
  From net investment income..........................                         --            --            --
  From net realized gain on investments...............      (6.71)          (1.85)        (2.86)           --
  In excess of net realized gain on investments.......         --              --            --            --
                                                          -------         -------       -------        ------
          Total distributions.........................      (6.71)          (1.85)        (2.86)           --
                                                          -------         -------       -------        ------
Net asset value, end of period........................    $ 22.02         $ 28.34       $ 23.77        $21.88
                                                          =======         =======       =======        ======
Total investment return(c)............................       2.37% (a)      29.00%        23.82%        17.10%(a)
                                                          =======         =======       =======        ======
Ratios and supplemental data:
Net assets, end of period (in 000's)..................    $ 9,699         $ 6,819       $ 1,152        $  539
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions.............................      (0.56)%(b)      (0.50)%       (0.21)%       (0.22)%(b)
  Without expense reductions..........................      (0.57)%(b)      (0.53)%       (0.25)%       (0.28)%(b)
Ratio of expenses to average net assets:
  With expense reduction..............................       1.30%(b)        1.27%         1.30%         1.35%(b)
  Without expense reduction...........................       1.31%(b)        1.30%         1.34%         1.41%(b)
Portfolio turnover rate+..............................        156%(b)         149%          157%           99%(b)
Average commission rate per share paid on portfolio
  transactions+.......................................    $0.0561         $0.0490       $0.0548           N/A


---------------


+




     Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



* These selected per share data were calculated based upon average shares outstanding during the period.



**   Commencing June 1, 1995, the Fund began offering Advisor Class shares.



(a)  Not annualized.



(b)  Annualized.



(c)  Total investment return does not include sales charges.



N/A  Not Applicable.

                                ---------------


                                                                                    AVERAGE MONTHLY
                                                                  AVERAGE              NUMBER OF         AVERAGE AMOUNT
                                           AMOUNT OF DEBT     AMOUNT OF DEBT      REGISTRANT'S SHARES     OF DEBT PER
                                           OUTSTANDING AT       OUTSTANDING           OUTSTANDING         SHARE DURING
YEAR ENDED                                 END OF PERIOD     DURING THE PERIOD     DURING THE PERIOD       THE PERIOD
----------                                 --------------    -----------------    -------------------    --------------
Six months ended April 30, 1998.........        $--              $  8,184             25,589,566            $ 0.000
October 31, 1997........................        $--              $323,288             24,106,677            $0.0134



  Average amount of debt outstanding during the period is completed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital appreciation. It seeks its objective by investing primarily in equity securities of health care companies throughout the world. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Sub-advisor, stand to benefit from developments in the health care industries.


  Global Health Care Industries Investment. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

  The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


  The Sub-advisor believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Sub-advisor believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Sub-advisor's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.



  In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Sub-advisor believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Fund, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the health care industries are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Fund. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Fund.



  The Sub-advisor allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Fund's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of liquid assets equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holdings. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the Investment Objectives and Policies section of the Statement of Additional Information.

--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset values will fluctuate reflecting fluctuations in the market value of the Fund's portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Fund focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program.

  HEALTH CARE INDUSTRIES. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Fund may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.

  LOWER QUALITY DEBT SECURITIES. The Fund may invest up to 5% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Fund will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  INVESTING IN SMALLER COMPANIES. While the Fund's portfolio normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund is delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Company's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' operation.



  For investment management and administration services provided to the Fund, the Fund pays AIM a fee computed daily and paid monthly based on the Fund's average daily net assets at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund.



  The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon),

Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------             ----------------------                  -------------------
Michael Yellen          Portfolio Manager        Portfolio Manager for the Sub-advisor since 1996.
San Francisco           since 1996               Research analyst for the Sub-advisor from 1994 to
                                                 1996. Securities analyst and Co-Portfolio Manager
                                                 for Franklin Resources, Inc. (San Mateo, CA) from
                                                 1991 to 1994.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of The AIM Family of Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Other Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware Business trust on May 7, 1998. On September 8, 1998, the Company acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GHC-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM EMERGING MARKETS DEBT FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)


PROSPECTUS


SEPTEMBER 8, 1998



This Prospectus contains information about AIM EMERGING MARKETS DEBT FUND (formerly known as AIM Global High Income Fund) (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Emerging Markets Debt Portfolio (the "Portfolio"), which, in turn, invests primarily in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.


The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.


THE PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "INVESTMENT PROGRAM" AND "RISK FACTORS."



This Prospectus sets forth concisely information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling 1-800 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................    12
  Management...........................    16
  Organization of the Trust and the
     Portfolio.........................    17
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
  Appendix A...........................  A-11
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a non-diversified series of the Trust. The Portfolio is a non-diversified, open-end management investment company.


  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation.

  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998 and;
(e) any of the companies composing or affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."



  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."



  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its or its corresponding Portfolio's securities holdings. The value of debt securities held by the Portfolio generally fluctuates inversely with interest rate movements.

  The Portfolio will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's or the Portfolio's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets. Such investments entail greater risks than investing in securities of issuers in developed markets.

  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Portfolio may invest up to 100% of its total assets in debt securities rated below investment grade or, if not rated, determined by the Sub-advisor to be of comparable quality. Investments of this type are subject to greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.90%
  12b-1 distribution and service fees.......................  None
  Other expenses............................................  0.33%
                                                              ----
          Total Fund Operating Expenses.....................  1.23%
                                                              ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $13       $39       $68       $150


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS; THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997 and the semi-annual period ended April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon appear in the Statement of Additional Information.



                         AIM EMERGING MARKETS DEBT FUND


 (FORMERLY AIM GLOBAL HIGH INCOME FUND AND PRIOR TO THAT GT GLOBAL HIGH INCOME
                                     FUND)






                                                              SIX MONTHS        YEAR ENDED       JUNE 1, 1995
                                                                ENDED           OCTOBER 31,           TO
                                                              APRIL 30,      -----------------   OCTOBER 31,
                                                               1998(D)       1997(D)   1996(D)       1995
                                                              ----------     -------   -------   ------------
ADVISOR CLASS+:
Per Share Operating Performance:
  Net asset value, beginning of period......................    $15.52       $14.83    $11.71       $11.44
                                                                ------       ------    -------      ------
Income from investment operations:
  Net investment income.....................................      0.87*        1.22      1.34         0.57
  Net realized and unrealized gain (loss) on investments....      0.36         0.93      3.05         0.17
                                                                ------       ------    -------      ------
Net increase (decrease) from investment operations..........      1.23         2.15      4.39         0.74
                                                                ------       ------    -------      ------
Distributions to shareholders:
  From net investment income................................     (0.86)       (1.23)    (1.16)       (0.44)
  From net realized gain on investments.....................     (2.83)       (0.23)    (0.11)          --
  In excess of net realized gain on investments.............        --           --        --           --
  Return of capital.........................................        --           --        --        (0.03)
  From sources other than net investment income.............        --           --        --           --
                                                                ------       ------    -------      ------
        Total distributions.................................     (3.69)       (1.46)    (1.27)       (0.47)
                                                                ------       ------    -------      ------
Net asset value, end of period..............................    $13.06       $15.52    $14.83       $11.71
                                                                ======       ======    =======      ======
        Total investment return(c)..........................      9.81%(b)    14.72%    39.38%        6.54%(b)
                                                                ======       ======    =======      ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................    $3,005       $3,719    $15,298      $1,463
Ratio of net investment income to average net assets........     11.22%(a)     7.74%     9.87%       12.20%(a)
Ratio of operating expenses to average net assets:
  With expense reductions (Note 1)..........................      1.33%(a)     1.18%     1.34%        1.40%(a)
  Without expense reductions................................      1.33%(a)     1.23%     1.34%        1.40%
Ratio of interest expense to average net assets++...........      0.01%(a)      N/A      0.04%         N/A
Portfolio turnover rate++...................................       222%(a)      214%      290%         213%(a)



---------------

(a)  Annualized
(b)  Not annualized
(c)  Total investment return does not include sales charges.
(d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.66 per share.
  +  Commencing June 1, 1995, the Fund began offering Advisor
     Class Shares.
 ++ Portfolio turnover and ratio of interest expense to average net assets is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable



                                                                                 AVERAGE MONTHLY
                                                                AVERAGE             NUMBER OF             AVERAGE
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES    AMOUNT OF DEBT
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
YEAR ENDED                                END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                                --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1998.........      $   --          $   246,575          26,410,544             $ 0.009
October 31, 1997........................      $   --          $ 2,526,057          28,093,475             $0.0899
October 31, 1996........................      $   --          $ 2,431,693          30,732,727             $0.0791
October 31, 1995........................      $   --          $        --                  --             $    --
October 31, 1994........................      $   --          $14,109,589          26,707,829             $0.5283



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to the Fund share, expressed as an annualized percentage of the net asset value per share for Advisor Class shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income, and secondarily seeks capital appreciation. It seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets. There can be no assurance that the Fund or the Portfolio will achieve its investment objectives.



  INVESTMENT POLICIES. The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.



  The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.



  Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Sub-advisor's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.

CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objectives, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  Investors in the Fund should be aware that the Fund's investment in the Portfolio may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.


  ASSET ALLOCATION. The Portfolio invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).



  The Sub-advisor allocates the assets of the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Portfolio. Securities held by the Portfolio may be invested in without limitation as to maturity.



  The Sub-advisor selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect the Portfolio against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."



  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund and the Portfolio that invest solely in debt securities of U.S. issuers.

  The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.


  TEMPORARY DEFENSIVE STRATEGIES. The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or invest up to 100% of its respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio employs a temporary defensive strategy, it will not invest so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  EMERGING MARKET SECURITIES. The Portfolio considers "emerging markets" to consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Portfolio will consider investment in the following emerging markets:


     Algeria
     Argentina
     Bolivia
     Botswana
     Brazil
     Bulgaria
     Chile
     China
     Colombia
     Costa Rica
     Cyprus
     Czech Republic
     Dominican Republic
     Ecuador
     Egypt
     El Salvador
     Finland
     Ghana
     Greece
     Hong Kong
     Hungary
     India
     Indonesia
     Israel
     Ivory Coast
     Jamaica
     Jordan
     Kazakhstan
     Kenya
     Lebanon
     Malaysia
     Mauritius
     Mexico
     Morocco
     Nicaragua
     Nigeria
     Oman
     Pakistan
     Panama
     Paraguay
     Peru
     Philippines
     Poland
     Portugal
     Republic of Slovakia
     Russia
     Singapore
     Slovenia
     South Africa
     South Korea
     Sri Lanka
     Swaziland
     Taiwan
     Thailand
     Turkey
     Ukraine
     Uruguay
     Venezuela
     Zambia
     Zimbabwe

  The Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

  BRADY BONDS. The Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Portfolio is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Portfolio's in-vestments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.


  In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Sub-advisor to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  The Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Portfolio can receive if the "when, as and if issued" security is in fact issued.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio is authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Portfolio will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Portfolio after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.


  Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Portfolio. Although the principal amount of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Portfolio will have to pay, the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Portfolio each expects that some of its borrowings may be made on a secured basis.

  In addition to the foregoing borrowings, the Portfolio may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

  The Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer. Under a reverse repurchase agreement, the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Portfolio also may enter into "dollar rolls," in which the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Portfolio's assets for purposes of calculating compliance with the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


  SECURITIES LENDING. The Portfolio may lend its respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. At all times a loan is outstanding, the Portfolio requires the borrower to maintain with the Portfolio's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


  ZERO COUPON SECURITIES. The Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than its share of the total amount of cash the Portfolio actually receives. These distributions must be made from the Fund's, or its share of the Portfolio's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  SYNTHETIC SECURITY POSITIONS. The Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


  For example, in order to establish a synthetic security position the Portfolio that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



  The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Portfolio's investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



  The Sub-advisor would create synthetic security positions for the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Portfolio's investment. The Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See

"Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the Portfolio's portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Portfolio's holdings. The Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

  SWAPS, CAPS, FLOORS AND COLLARS. The Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Portfolio may be obligated to pay.

  Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  INDEXED COMMERCIAL PAPER. The Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Portfolio will not purchase such commercial paper for speculation.

  OTHER INDEXED SECURITIES. The Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Portfolio may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares repre-sented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by the Trust's Board of Trustees without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objectives.

  The Fund is authorized to make short sales of securities, although it has no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Portfolio's investment policies or restrictions.

--------------------------------------------------------------------------------



RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objectives. The Portfolio's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Portfolio are subject to greater interest rate risk.

  NON-DIVERSIFIED CLASSIFICATION. The Fund and the Portfolio are classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Portfolio will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Portfolio invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Portfolio may be subject to greater investment and credit risk with respect to the portfolios.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  CURRENCY RISK. Since the Portfolio normally invests substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Portfolio could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Portfolio to make intended securities purchases due to settlement problems could cause the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Portfolio's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's or the Portfolio's Boards of Trustees.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to those securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

  SOVEREIGN DEBT. The Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolio to suffer a loss of interest or principal on any of its holdings.


  In recent years, some of the emerging market countries in which the Portfolio expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

  LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Portfolio may invest up to 100% of the Portfolio's total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Portfolio will adversely impact net asset value of the Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


  As of October 31, 1997, the Portfolio had 86.59% of its total net assets in debt securities that received a rating from Moody's and 10.29% of its total net assets in debt securities that were not so rated. In addition, the Portfolio had 3.12%, of its total net assets in cash and net receivables. The Portfolio had the following percentages of its total net assets invested in rated securities:
Aaa -- 7.99%, Aa -- 0.00%, A -- 0.00%, Baa -- 13.11%, Ba -- 48.56%, B -- 16.93%,
Caa -- 0.00%, Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Portfolio's total net assets which have been determined by the Sub-advisor to be of comparable quality to securities in the following rating categories: Ba -- 3.22%; and B -- 7.07%. It should be noted that the allocation of the investments of the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Portfolio.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securi-ties generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------



MANAGEMENT



  The Trust's and the Portfolio's Boards of Trustees have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Trust's and Portfolio's Boards of Trustees have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Portfolio's investment managers and administrators include, but are not limited to, determining the composition of the investment holdings of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's operation.



  The Fund pays AIM administration fees at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM such fees, based on the average daily net assets of the Portfolio at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $1 billion, 0.425% on the next $1 billion and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund and Portfolio pay all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. Effective November 1, 1997, AIM has undertaken to limit the expenses of the Advisor Class shares of the Fund (and the Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund and the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professionals primarily responsible for the portfolio management of the Portfolio are as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                           PAST FIVE YEARS
-----------              --------------------                   -------------------
Cheng-Hock Lau          Portfolio Manager        Chief Investment Officer and Portfolio Manager for
New York                since 1997               Global Fixed Income for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc., a
                                                 predecessor of the Sub-advisor, from 1995 to
                                                 October 1996. Senior Vice President and Senior
                                                 Portfolio Manager for Fiduciary Trust Company
                                                 International from 1993 to 1995. Vice President at
                                                 Bankers Trust Company from 1991 to 1993.
Craig Munro             Portfolio Manager        Portfolio Manager for the Sub-advisor since August
New York                since 1998               1997. Vice President and Senior Analyst in the
                                                 Emerging Markets Group of the Global Fixed Income
                                                 Division of Merrill Lynch Asset Management from
                                                 1993 to August 1997.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolio may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------



ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust.


  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a Delaware business trust. Under Delaware law, the Fund and other entities that invest in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of the Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                     APPENDIX A
--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  ABSENCE OF RATING. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its fi-nancial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR. Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                     APPLICATION
                                                                          INSIDE

[AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM GLOBAL INFRASTRUCTURE FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL INFRASTRUCTURE FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    12
  Organization of the Trust and the
     Portfolio.........................    13
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of Global Investment Portfolio.

  INVESTMENT OBJECTIVE. The Fund seeks long-term capital growth.

  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the other funds in The AIM Family of Funds that are sub-advised by the Sub-advisor ("AIM Funds") on May 29, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM Global Trends Fund. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"), Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain Funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at the Fund's net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies that design, develop or provide products and services significant to a country's infrastructure may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries. The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. The Portfolio may invest up to 20%, of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES


  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):


Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   None
  Sales charges on reinvested distributions to
     shareholders...........................................   None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%
  12b-1 distribution and service fees.......................   None
  Other expenses (after reimbursements).....................   0.52%
                                                               ----
          Total Fund Operating Expenses.....................   1.50%
                                                               ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements, "Other Expenses' and "Total Fund Operating Expenses" would have been 0.60% and 1.58%, respectively, for Advisor Class shares of the Infrastructure Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee' program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Infrastructure Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by its Portfolio.


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $15       $48       $82       $180


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


  The tables below provide condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.


                         AIM GLOBAL INFRASTRUCTURE FUND

                    (FORMERLY GT GLOBAL INFRASTRUCTURE FUND)



                                                                            ADVISOR CLASS+
                                                        -------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                                     JUNE 1,
                                                          APRIL 30,       YEAR ENDED OCTOBER 31,      1995 TO
                                                             1998         ----------------------    OCTOBER 31,
                                                        (UNAUDITED)(D)     1997(D)      1996(D)        1995
                                                        --------------    ---------    ---------    -----------
Per Share Operating Performance:
  Net asset value, beginning of period................      $ 15.23        $ 14.52      $ 12.14       $ 12.00
                                                            -------        -------      -------       -------
Income from investment operations:
  Net investment income (loss)........................         0.08*          0.05         0.04          0.02*
  Net realized and unrealized gain (loss) on
    investments.......................................         1.51           1.38         2.34          0.12
                                                            -------        -------      -------       -------
  Net increase (decrease) from investment
    operations........................................         1.59           1.43         2.38          0.14
                                                            -------        -------      -------       -------
Distributions:
  From net realized gain on investments...............        (0.11)         (0.72)          --            --
         Total distributions..........................        (0.11)         (0.72)          --            --
Net assets value, end of period.......................      $ 16.71        $ 15.23      $ 14.52       $ 12.14
                                                            =======        =======      =======       =======
         Total investment return(c)...................        10.53%(b)      10.10%       19.60%         1.17%(b)
                                                            =======        =======      =======       =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)................      $ 9,347        $ 2,539      $   344       $   216
Ratio of net investment income (loss) to average net
  assets:
  With expense reductions and reimbursement by the
    Sub-advisor.......................................         1.01%(b)       0.41%        0.31%         0.18%(a)
  Without expense reductions and reimbursement by the
    Sub-advisor.......................................         0.82%(a)       0.33%        0.20%        (0.08)%(a)
Ratio of operating expenses to average net assets:
  With expense reductions and reimbursement by the
    Sub-advisor.......................................         1.49%(a)       1.50%        1.64%         1.86%(a)
  Without expense reductions and reimbursement by the
    Sub-advisor.......................................         1.68%(a)       1.58%        1.75%         2.12%(a)
Portfolio turnover rate++.............................           95%(a)         41%          41%           45%
Average commission rate per share paid on portfolio
  transactions++......................................      $0.0148        $0.0046      $0.0109           N/A


---------------

(a)   Annualized.


(b)   Not annualized.


(c)   Total investment return does not include sales charges.


(d) These selected per share data were calculated based upon average shares outstanding during the period.


* Before reimbursement by the Sub-advisor, the net investment income per share would have been reduced by $0.01 and $0.02 for the six months ended April 30, 1997 and for the year ended October 31, 1995, respectively.


** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01.


+     Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Infrastructure Portfolio.


 N/A  Not Applicable.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.
--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in the infrastructure industries.



  Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Sub-advisor's judgment, constitute services significant to the development of a country's infrastructure.



  The Sub-advisor believes that a country's infrastructure is one key to the long-term success of that country's economy. The Sub-advisor believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Sub-advisor believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



  In the developed countries of North America, Europe, Japan and the Pacific Rim, the Sub-advisor expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Sub-advisor's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



  The Sub-advisor believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the infrastructure industries are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global infrastructure industry represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval. The investment policies of the Fund are identical to the investment policies of the Portfolio.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively in the "Investment Program" section of the Statement of Additional Information.


  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.


  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.


  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.
--------------------------------------------------------------------------------

RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset values will fluctuate reflecting fluctuations in the market value of the Portfolio's securities positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


  Because the Portfolio focuses its investments on the infrastructure industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the infrastructure industries. Accordingly, the Fund should be considered a complete investment program.

  INFRASTRUCTURE INDUSTRIES. Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

  In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to en-ergy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-advisor. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.



  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment portfolio of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% to the first $5 billion of assets, and 0.02% to the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administration services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Brian T. Nelson         Portfolio Manager        Portfolio Manager for the Sub-advisor since
San Francisco           since 1997               September 1997. Senior Equity Research Analyst for
                                                 the Sub-advisor from October 1994 to September
                                                 1997. Employed by Chancellor Capital Management,
                                                 Inc., a predecessor of the Sub-advisor, from 1994
                                                 to October 1996. Equity Research Analyst and
                                                 Co-Portfolio Manager for Franklin Resources, Inc.
                                                 (San Mateo, CA) from 1988 to 1994.


                             ---------------------


  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Company acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series or portfolios of the Trust. From time to time, the Company may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Company may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of the Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declara-tion of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GIF-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM GLOBAL RESOURCES FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998


This Prospectus contains information about AIM GLOBAL RESOURCE FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term capital growth by investing all of its investable assets in the AIM Global Resources Portfolio (the "Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Portfolio's investment objective is identical to that of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolios.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    12
  Organization of the Trust and the
     Portfolio.........................    13



                                         PAGE
                                         ----


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND AND THE PORTFOLIO


  The Fund is a diversified series of the Trust. The Portfolio is a diversified series of the Portfolio.

  INVESTMENT OBJECTIVE. The Fund seeks long-term capital growth.

  PRINCIPAL INVESTMENTS. The Fund invests all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds that are sub-advised by the Sub-advisor ("AIM Funds") on May 29, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM Global Trends Fund. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at the Fund's net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be rein-vested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the Portfolio's portfolio holdings. The Portfolio's policy of concentrating its investments in companies in the natural resources industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries.

  The Portfolio may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

  The Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Portfolio may invest up to 20% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................   None
  Sales charges on reinvested distributions to
     shareholders...........................................   None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........   None
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.98%
  12b-1 distribution and service fees.......................   None
  Other expenses (after reimbursements).....................   0.52%
                                                               ----
          Total Fund Operating Expenses.....................   1.50%
                                                               ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements, "Other Expenses" and "Total Fund Operating Expenses" would have been 0.65% and 1.63%, respectively, for Advisor Class Shares of the Fund. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


   The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and its Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by its Portfolio.


  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                    ------    -------    -------    --------
Advisor Class Shares..............................   $15        $48        $82        $180


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S AND THE PORTFOLIO'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S OR THE PORTFOLIO'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes, for the semi-annual period ended April 30, 1998, are also included in the Statement of Additional Information.



                           AIM GLOBAL RESOURCES FUND


                  (FORMERLY GT GLOBAL NATURAL RESOURCES FUND)



                                                                                  ADVISOR CLASS+
                                                              -------------------------------------------------------
                                                                SIX MONTHS          YEAR ENDED
                                                                  ENDED            OCTOBER 31,         JUNE 1, 1995
                                                              APRIL 30, 1998    ------------------          TO
                                                              (UNAUDITED)(d)    1997(d)    1996(d)   OCTOBER 31, 1995
                                                              --------------    -------    -------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period........................     $ 20.80        $ 17.47    $ 11.47       $ 11.45
                                                                 -------        -------    -------       -------
Income from investment operations:
  Net investment income (loss)..............................       (0.06)*        (0.14)     (0.17)         0.11*
  Net realized and unrealized gain (loss) on investments....       (4.36)          4.08       6.28         (0.09)
                                                                 -------        -------    -------       -------
Net increase (decrease) from investment operations..........       (4.42)          3.94       6.11          0.02
                                                                 -------        -------    -------       -------
Distributions:
  From net investment income................................          --             --      (0.10)           --
  From net realized gain on investments.....................       (0.68)         (0.61)     (0.01)           --
                                                                 -------        -------    -------       -------
        Total distributions.................................       (0.68)         (0.61)     (0.11)           --
                                                                 =======        =======    =======       =======
Net asset value, end of period..............................     $ 15.70        $ 20.80    $ 17.47       $ 11.47
                                                                 =======        =======    =======       =======
Total investment return (c).................................      (21.76)%(b)     23.23%     53.76%         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)........................     $ 7,337        $14,886    $ 5,502       $    95
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement from the
    Sub-advisor.............................................       (0.64)%(a)     (0.91)%    (1.05)%        0.91%(a)
  Without expense reductions and reimbursement from the
    Sub-advisor.............................................       (0.82)%(a)     (1.01)%    (1.15)%       (0.19)%(a)
Ratio of operating expenses to average net assets:
  With expense reductions and reimbursement from the
    Sub-advisor.............................................        1.49%(a)       1.53%      1.70%         1.87%(a)
  Without expense reductions and reimbursement from the
    Sub-advisor.............................................        1.67%(a)       1.63%      1.80%         2.97%(a)
Portfolio turnover rate++...................................         197%(a)        321%        94%           87%
Average commission rate per share paid on portfolio
  transactions ++...........................................     $0.0245        $0.0112    $0.0243           N/A


---------------


(a)  Annualized.



(b)  Not annualized.



(c)  Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



* Before reimbursement by the Sub-advisor, the net investment income per share would have been reduced by $0.01 for the six months ended April 30, 1998 and $0.12 for the period ended Oct. 31, 1995.



+    Commencing June 1, 1995, the Fund began offering Advisor Class shares.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the AIM Global Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the AIM Global Resources Portfolio.



N/A  Not Applicable.

                             ---------------------


                                                                                                AVERAGE
                                                                                                MONTHLY
                                                                          AVERAGE              NUMBER OF         AVERAGE AMOUNT
                                                   AMOUNT OF DEBT     AMOUNT OF DEBT      REGISTRANT'S SHARES     OF DEBT PER
                                                   OUTSTANDING AT       OUTSTANDING           OUTSTANDING         SHARE DURING
YEAR ENDED                                         END OF PERIOD     DURING THE PERIOD     DURING THE PERIOD       THE PERIOD
----------                                         --------------    -----------------    -------------------    --------------
Six months ended April 30, 1998.................     $       --          $331,332              7,240,441            $ 0.046
October 31, 1997................................     $4,670,000          $999,474              7,868,612            $0.1270



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVES. The Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Portfolio's investment objective is identical to that of the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objectives.



  INVESTMENT POLICIES. At least 65% of the Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Sub-advisor, stand to benefit from developments in the natural resource industries.



  Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Sub-advisor's opinion are significant to the ownership and development of natural resources and other basic commodities.



  The Sub-advisor believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Sub-advisor believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.



  The Sub-advisor also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Sub-advisor believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:



  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the natural resources industries are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global natural resources industries represented in the Portfolio.



  The Sub-advisor allocates the Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Portfolio's investment objective are expected to be the most attractive. The Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Portfolio's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  In assessing companies for the Resources Portfolio, the Sub-advisor will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Portfolio to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Portfolio invests in an Affiliated Fund.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Funds' shares. The Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Funds' shares. The Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Portfolio's borrowings exceed 5% of its total assets. Any borrowing by the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

  A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Portfolio's sale of securities together with its commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Portfolio's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Portfolio enters into a transaction on a when-issued or forward commitment basis, the Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Portfolio may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that the Sub-advisor intends to include in the Portfolio's holdings. The Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Portfolio's holdings. The Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.


  The Portfolio is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.


  OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

  The Fund may redeem its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Fund is the only institutional investor in the Portfolio.

  The Fund may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund or the Portfolio will achieve its investment objective. The Fund's net asset values will fluctuate reflecting fluctuations in the market value of the Portfolio's securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  Because the Portfolio focuses its investments on the natural resources industries, an investment in it may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the natural resources industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program.

  NATURAL RESOURCES INDUSTRIES. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

  In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

  The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Portfolio's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect the Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Portfolio will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Portfolio and gains and losses realized by the Portfolio.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.



  LOWER QUALITY DEBT SECURITIES. The Portfolio may invest up to 20% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-adviser. Such investments involve a high degree of risk. However, the Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general eco-nomic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Portfolio may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Portfolio may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Portfolio may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if they did not make such investments. However, in order to attempt to limit investment risk, the Portfolio will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Portfolio is authorized to enter into options, futures and forward currency transactions, the Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  INVESTING IN SMALLER COMPANIES. While the Portfolio's holdings normally will include securities of established suppliers of traditional products and services, the Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees and the Board of Trustees of the Portfolio have overall responsibility for the operation of the Fund and the Portfolio, respectively. The Boards have approved all significant agreements between the Trust and the Portfolio on the one side and persons or companies furnishing services to the Fund and the Portfolio on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund and the Portfolio are delegated to the officers of the Trust and the Portfolio, subject always to the investment objective and policies of the Fund and the Portfolio and to the general supervision of the Boards. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's and the Portfolio's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the investment managers to the Fund and the Portfolio include, but are not limited to, determining the composition of the investment portfolio of the Portfolio and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Portfolio and the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operation.



  For administration services, the Fund pays AIM administration fees computed daily and payable monthly at the annualized rate of 0.25% of the Fund's average daily net assets. AIM has appointed the Sub-advisor as the Fund's sub-administrator. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to AIM and the Sub-advisor. The Portfolio pays AIM a fee, based on the Portfolio's average daily net assets at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on all amounts thereafter. Out of its aggregate fees payable by the Fund and the Portfolio, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund and the Portfolio. The investment management and administration fees paid by the Fund and the Portfolio are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's and the Portfolio's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe Fund). Each of these funds, including the Fund and the Portfolio, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Portfolio pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Portfolio pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Portfolio, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Portfolio is as follows:


                       RESPONSIBILITIES FOR                        BUSINESS EXPERIENCE
NAME/OFFICE               THE PORTFOLIO                              PAST FIVE YEARS
-----------            --------------------                        -------------------
Derek H. Webb San      Portfolio Manager       Head of the Theme Funds for the Sub-advisor since 1997.
Francisco              since Portfolio         Portfolio Manager for the Sub-advisor since 1994. Analyst
                       inception in 1994       for the Sub-advisor from 1992 to 1994.



  In placing orders for the Portfolio's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST AND THE PORTFOLIO



  ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.


  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust. Under Delaware law, the Fund and other entities investing in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of Global Investment Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Fund is requested to vote on any proposal of the Portfolio, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust, to the Fund and to the Portfolio.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


GRS-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM GLOBAL TELECOMMUNICATIONS FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM GLOBAL TELECOMMUNICATIONS FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the fund may also be obtained from http://www.aimfunds.com.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------



                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust............    12
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks long-term growth of capital.

  PRINCIPAL INVESTMENTS. The Fund invests primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


  INVESTMENT MANAGERS. The Portfolio is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of at least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-adviser or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds that are sub-advised by the Sub-advisor ("AIM Funds") on May 29, 1998; (e) any of the companies composing or affiliated with AMVESCAP PLC; and (f) AIM Global Trends Fund. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain Funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at the Fund's net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The Fund's policy of concentrating its investments in companies in its particular industries may cause the Fund's net asset value to fluctuate more than if it invested in a greater number of industries.

  The Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Fund may invest up to 5% of its total assets in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."



  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................  None
  Sales charges on reinvested distributions to
     shareholders...........................................  None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........  None
  Redemption charges........................................  None
  Exchange fees.............................................  None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............  0.94%
  12b-1 distribution and service fees.......................  None
  Other expenses (after reimbursements).....................  0.40%
                                                              ----
          Total Fund Operating Expenses.....................  1.34%
                                                              ====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $14       $43       $74       $162


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information. The unaudited financial statements and notes for the semi-annual period ending April 30, 1998, are also included in the Statement of Additional Information.



                       AIM GLOBAL TELECOMMUNICATIONS FUND


                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)



                                                                       ADVISOR CLASS**
                                                    ------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                                     JUNE 1,
                                                      APRIL 30,       YEAR ENDED OCTOBER 31,      1995 TO
                                                         1998         -----------------------     OCT. 31,
                                                    (UNAUDITED)(C)     1997(C)       1996(C)        1995
                                                    --------------    ---------     ---------     --------
Per Share Operating Performance:
  Net asset value, beginning of period............     $ 18.28         $ 16.81       $ 16.46       $15.24
                                                       -------         -------       -------       ------
Income from investment operations:
  Net investment income (loss)....................       (0.04)          (0.09)        (0.05)          --
  Net realized and unrealized gain (loss) on
     investments..................................        3.36            2.97          1.22         1.22
                                                       -------         -------       -------       ------
  Net increase (decrease) from investment
     operations...................................        3.32            2.88          1.17         1.22
                                                       -------         -------       -------       ------
Distributions:
  From net investment income......................          --              --            --           --
  From net realized gain on investments...........       (1.20)          (1.41)        (0.82)          --
                                                       -------         -------       -------       ------
          Total distributions.....................       (1.20)          (1.41)        (0.82)          --
                                                       -------         -------       -------       ------
Net asset value, end of period....................     $ 20.40         $ 18.28       $ 16.81       $16.46
                                                       =======         =======       =======       ======
          Total investment return(d)..............       19.56%          18.33%         7.49%        7.94%(a)
                                                       =======         =======       =======       ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)............     $ 8,351         $ 4,783       $   945       $  681
Ratio of net investment income to average net
  assets:
  With expense reductions.........................       (0.58)%(b)      (0.51)%       (0.34)%       0.01%(b)
  Without expense reductions......................       (0.59)%(b)      (0.56)%       (0.39)%       0.07%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................        1.37%(b)        1.29%         1.24%        1.27%(b)
  Without expense reductions......................        1.38%(b)        1.34%         1.29%        1.33%(b)
Portfolio turnover rate++.........................          56%(b)          35%           37%          62%
Average commission rate per share paid on
  portfolio transactions++........................     $0.0045         $0.0085       $0.0165          N/A


---------------


  ++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


  **  Commencing June 1, 1995, the Fund began offering Advisor class shares.


  (a) Not annualized.


  (b) Annualized.


  (c) These per share operating performance data were calculated based upon average shares outstanding during the period.


  (d) Total investment return does not include sales charges.


 N/A  Not Applicable.

                                ---------------


                                                                                 AVERAGE MONTHLY
                                                            AVERAGE MONTHLY         NUMBER OF         AVERAGE AMOUNT
                                          AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES        OF DEBT
                                          OUTSTANDING AT      OUTSTANDING          OUTSTANDING           PER SHARE
               YEAR ENDED                 END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
               ----------                 --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1998.........      $   --          $  776,210            30,210,054            $ 0.026
October 31, 1997........................          --          $8,225,969           113,614,232            $0.0724



  Average monthly amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. At least 65% of the Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Sub-advisor, stand to benefit from developments in the telecommunications industries.



  Global Telecommunications Industries Investment. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Sub-advisor will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.


  Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.


  The Sub-advisor believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.



CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:

  SELECTION OF INVESTMENTS AND ASSET ALLOCATION. The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in the Fund, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the telecommunications industry are headquartered outside of the United States.



  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by the Fund. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industry represented in the Fund.



  The Sub-advisor allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's total assets.



  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



  TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.



  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions of the Fund's shares. The Fund may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if the Fund's borrowings exceed 5% of its total assets. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


  A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. govern-ment securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


  WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk
Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holdings. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively in the "Investment Objectives and Policies" section of the Statement of Additional Information.

--------------------------------------------------------------------------------


RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate reflecting fluctuations in the market value of the Fund's positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

  Because the Fund focuses its investments on particular industries, an investment in the Fund may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of the Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, the Fund should not be considered a complete investment program.

  TELECOMMUNICATIONS INDUSTRIES. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  The Fund may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

  The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  LOWER QUALITY DEBT SECURITIES. The Fund may invest up to 5% of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Sub-adviser. Such investments involve a high degree of risk. However, the Fund will not invest in debt securities that are in default as to payment of principal and interest.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio investments. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Fund may have limited legal recourse in the event of a default.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Sub-advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to attempt to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

  INVESTING IN SMALLER COMPANIES. While the Fund's portfolio normally will include securities of established suppliers of traditional products and services, the Fund may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
--------------------------------------------------------------------------------

MANAGEMENT


  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-adviser provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation.



  For investment management and administration services provided to the Fund, the Fund pays AIM a fee computed daily and paid monthly based on the Fund's average daily net assets at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund.



  The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                           PAST FIVE YEARS
     -----------         --------------------                   -------------------
Michael Mahoney         Portfolio Manager        Portfolio Manager for the Sub-advisor since 1993.
San Francisco           since 1993               Investment Analyst for the Sub-advisor from 1991
                                                 to 1993.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Company. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM LATIN AMERICAN GROWTH FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM LATIN AMERICAN GROWTH FUND (The "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers.

The Fund is designed for long term investors and not as a trading vehicle. The Fund does not represent a complete investment program, nor is it suitable for all investors. The Fund may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in the Fund should be considered speculative and subject to special risk factors, related primarily to the Fund's investments in Latin America. Purchasers should carefully assess the risks associated with an investment in the Fund.

This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated September 8, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................     9
  Management...........................    11
  Organization of the Trust............    13
INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.....................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND


  The Fund is a non-diversified series of the Trust.

  INVESTMENT OBJECTIVE. The Fund seeks capital appreciation.

  PRINCIPAL INVESTMENT. The Fund normally invests at least 65% of its total assets in equity and debt securities issued by Latin American companies and governments.


  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on an annual basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objective. The Fund's net asset values will fluctuate, reflecting fluctuations in the market value of the portfolio holdings. The Fund will invest primarily in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs. There is no limitation on the percentage of the Fund's total assets that may be invested in below investment grade debt securities. Investments of this type are subject to a greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors."


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of
     offering price)........................................    None
  Sales charges on reinvested distributions to
     shareholders...........................................    None
  Maximum deferred sales charge (as a % of net asset value
     at time of purchase or sale, whichever is less)........    None
  Redemption charges........................................    None
Exchange fees:
  -- On first four exchanges each year......................    None
  -- On each additional exchange............................   $7.50
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............    0.98%
  12b-1 distribution and service fees.......................    None
  Other expenses (after reimbursements).....................    0.52%
                                                               -----
          Total Fund Operating Expenses.....................    1.50%
                                                               =====


(1)This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2)Expenses are based on the Fund's fiscal year ended October 31, 1997 restated to reflect AIM's undertaking to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. AIM has voluntarily agreed to continue this limitation through May 31, 2000. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.58% and 1.56%, respectively, for Advisor Class shares of the Fund. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $15       $48       $82       $180


  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS. THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



  The tables below provide condensed financial information concerning income and capital changes for Advisor Class shares of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997 and the semi-annual period ended April 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information.



                         AIM LATIN AMERICAN GROWTH FUND


                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)



                                                  SIX MONTHS
                                                     ENDED        YEAR ENDED OCT. 31,      JUNE 1, 1995
                                                   APRIL 30,     ----------------------         TO
                                                    1998(A)       1997(A)      1996(A)     OCT. 31, 1995
                                                  -----------    ---------    ---------    -------------
ADVISOR CLASS*
Per Share Operating Performance:
Net asset value, beginning of period............    $ 19.57       $ 17.94      $ 15.40        $15.95
                                                    -------       -------      -------        ------
Income from investment operations:
  Net investment income (loss)..................       0.13**        0.19         0.17          0.09
  Net realized and unrealized gain (loss) on
     investments................................       1.15          1.44         2.58         (0.64)
                                                    -------       -------      -------        ------
     Net increase (decrease) from investment
       operations...............................       1.28          1.63         2.75         (0.55)
                                                    -------       -------      -------        ------
Distributions:
  From net investment income....................      (0.15)           --        (0.14)           --
  From net realized gain on investments.........         --            --           --            --
  In excess of net investment income............         --            --        (0.07)           --
                                                    -------       -------      -------        ------
          Total distributions...................      (0.15)           --        (0.21)           --
                                                    -------       -------      -------        ------
Net asset value, end of period..................    $ 20.70       $ 19.57      $ 17.94        $15.40
                                                    =======       =======      =======        ======
Total investment return.........................       6.64%(b)      8.91%       18.16%        (3.45)%(b)
                                                    -------       -------      -------        ------
Ratios and supplemental data:
Net assets, end of period (in 000's)............    $   757       $   636      $   818        $  369
Ratio of net investment income (loss) to average
  net assets....................................
  With expense reductions and reimbursements....       1.40%(c)     1.02%        0.96%          1.36%(c)
  Without expense reductions and
     reimbursements.............................       1.21%(c)      0.92%        0.89%         1.35%(c)
Ratio of operating expenses to average net
  assets:
  With expense reductions.......................       1.49%(c)      1.46%        1.53%         1.61%(c)
  Without expense reductions....................       1.68%(c)      1.56%        1.60%         1.62%(c)
Ratio of interest expense to average net
  assets+.......................................       0.16%(c)       N/A          N/A           N/A
Portfolio turnover rate+........................         27%(c)       130%         101%          125%(c)
Average commission rate per share paid on
  portfolio transactions+.......................    $0.0016       $0.0007      $0.0005           N/A


---------------


+




     Portfolio turnover, average commission rates and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



*




     Commencing June 1, 1995, the Fund began offering Advisor Class shares.



**




     Before reimbursement, the net investment income per share would have been reduced by $0.02.



(a) These selected per share data were calculated based upon average shares outstanding during the period.



(b)  Not annualized.



(c)  Annualized.



N/A  Not Applicable.



                                                        AVERAGE AMOUNT
                                                           OF DEBT          AVERAGE MONTHLY       AVERAGE AMOUNT
                                       AMOUNT OF DEBT    OUTSTANDING     NUMBER OF REGISTRANT'S    OF DEBT PER
                                       OUTSTANDING AT     DURING THE       SHARES OUTSTANDING      SHARE DURING
             YEAR ENDED                END OF PERIOD        PERIOD         DURING THE PERIOD        THE PERIOD
             ----------                --------------   --------------   ----------------------   --------------
Six months ended April 30, 1998......    $       --       $3,165,121           13,623,707            $ 0.232
October 31, 1997.....................    $3,238,000       $1,519,383           16,973,475            $0.0895



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------



INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund's investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. There can be no assurance that the Fund will meet its investment objective.



  INVESTMENT POLICIES. For purposes of this Prospectus, unless otherwise indicated, the Fund defines Latin America to include the following countries:
Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.



  The Fund defines securities of Latin American issuers to include: (a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Sub-advisor's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities, the performance of which is materially related to such company's Latin American activities.



  In allocating investments among the various Latin American countries, the Sub-advisor looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Sub-advisor will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Sub-advisor will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.

  Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.


CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of its assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."

  The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Fund is incidental to its objective of capital appreciation.

  TEMPORARY DEFENSIVE STRATEGIES. The Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units such as Euros) and/or high quality debt securities or money market instruments to generate income to defray its expenses, for temporary defensive purposes and pending investment in accordance with its investment objective and policies.


  In addition, the Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Sub-advisor determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss. For a full description of money market instruments, see "Temporary Defensive Strategies" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates ("Affiliated Funds"). Pursuant to the Investment Company Act of 1940 (the "1940 Act"), the Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



  Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Fund does not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses. AIM and the Sub-advisor will waive their advisory fees to the extent that the Fund invests in an Affiliated Fund.


  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



  PRIVATIZATIONS. The governments in some Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain Latin American countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


  BORROWING. It is a fundamental policy of the Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Fund's shares than would be the case if the Fund did not borrow, but also may enable the Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of the Fund, that the Fund will not purchase securities during times when outstanding borrowings represent 5% or more of each Fund's total assets.

  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Foreign Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


  Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.



  The Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. The Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.

  OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


  The Fund is authorized to engage in Short Sales, although it currently has no intention of doing so, and may purchase American Depositary Receipts, American Depositary Shares, Global Depositary Receipts and European Depositary Receipts. See "Short Sales" and "Depositary Receipts," respectively, in the "Investment Objectives and Policies" section of the Statement of Additional Information.


--------------------------------------------------------------------------------



RISK FACTORS


  GENERAL. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund entails a substantial degree of risk and an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in Latin America, which are in addition to the usual risks of investing in developed markets around the world.

  The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  The Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

  Investing in securities of Latin American issuers involves risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Fund could lose its entire investment in any such country.

  The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

  Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company, such as the Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of any SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

  Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

  Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.

  RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Fund in that market will likely decrease in value.

  The Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. In addition, the Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. The Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

  The Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in Latin American markets in the event of default by the governments under commercial bank loan agreements.

  ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Sub-advisor believes that carefully selected investments in Special Situations could enable the Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Fund will invest no more than 5% of its total assets in Special Situations.


  Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

  CURRENCY RISK. Because the Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may hold foreign currencies, the Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


  OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day to day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trust's Board of Trustees.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million, and 0.90% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.


  The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                          RESPONSIBILITIES FOR                 BUSINESS EXPERIENCE
      NAME/OFFICE               THE FUND                         PAST FIVE YEARS
      -----------         --------------------                 -------------------
Francesco Bertoni           Portfolio Manager    Portfolio Manager for the Sub-advisor since June
  London                    since 1998           1998. Investment Director of INVESCO Asset
                                                 Management Ltd. (London) ("INVESCO London"), an
                                                 affiliate of the Sub-advisor, since 1994.
                                                 Portfolio Manager for INVESCO London from 1990
                                                 to 1994.
David Manuel                Portfolio Manager    Portfolio Manager for the Sub-advisor and
  London                    since 1997           INVESCO GT Asset Management PLC (London), an
                                                 affiliate of the Sub-advisor, since November
                                                 1997. Investment Analyst and Portfolio Manager
                                                 for Abbey Life Investment Services Ltd.
                                                 (Bournemouth) from 1987 to 1997, and Head of
                                                 Latin American Equities from 1994 to 1997.



  In placing securities orders for the Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.
--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland Corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02109


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.


LAG-PRO-2

                                                                    [APPLICATION
                                                                         INSIDE]

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--


ADVISOR CLASS OF



AIM STRATEGIC INCOME FUND


(A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

PROSPECTUS
SEPTEMBER 8, 1998

This Prospectus contains information about AIM STRATEGIC INCOME FUND (the "Fund"), which is one of several series investment portfolios comprising AIM Investment Funds (the "Trust"), an open-end, series, management investment company. The Fund is a non-diversified portfolio which primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.


The Fund is designed for long-term investors and not as a trading vehicle, does not represent a complete investment program and is not suitable for all investors. An investment in the Fund involves risk factors that should be reviewed carefully by potential investors. The Fund is authorized to borrow money for investment purposes, which would increase the volatility of its performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."



This Prospectus sets forth concisely information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "INVESTMENT PROGRAM" AND "RISK FACTORS."



Effective November 9, 1998, no more than 65% of the Fund's total assets may be invested in non-investment grade debt securities. See "Investment
Program -- Investment Policies."


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                         PAGE
                                         ----
SUMMARY................................     2
THE FUND...............................     4
  Table of Fees and Expenses...........     4
  Financial Highlights.................     5
  Performance..........................     6
  Investment Program...................     6
  Risk Factors.........................    11
  Management...........................    16
  Organization of the Trust............    17


INVESTOR'S GUIDE TO THE AIM FAMILY OF
  FUNDS--Registered Trademark--........   A-1
  Introduction to The AIM Family of
     Funds.............................   A-1



                                         PAGE
                                         ----
  How to Purchase Shares...............   A-1
  Terms and Conditions of Purchase of
     the
     AIM Funds.........................   A-2
  Special Plans........................   A-4
  Exchange Privilege...................   A-4
  How to Redeem Shares.................   A-5
  Determination of Net Asset Value.....   A-7
  Dividends, Distributions and Tax
     Matters...........................   A-8
  General Information..................  A-10
  Appendix A...........................  A-11
APPLICATION INSTRUCTIONS...............   B-1


                                    SUMMARY
--------------------------------------------------------------------------------


THE FUND



  The Fund is a non-diversified series of the Trust.


  INVESTMENT OBJECTIVES. The Fund primarily seeks high current income and secondarily seeks capital appreciation.


  PRINCIPAL INVESTMENTS. The Fund allocates its assets primarily among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets, and selects particular securities in each sector based on their relative investment merit.



  INVESTMENT MANAGERS. The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by INVESCO (NY), Inc. (the "Sub-advisor"). AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.



  PURCHASING SHARES. Advisor Class shares are offered through this Prospectus to
(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment advisor has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if
(i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account; (d) accounts advised by the Sub-advisor or one of the companies formerly affiliated with the Asset Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and
(e) any of the companies composing or affiliated with AMVESCAP PLC. Pursuant to a separate prospectus, the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.


  Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."


  EXCHANGE PRIVILEGE. The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds" or the "AIM Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain Funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."


  REDEEMING SHARES. Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."


  DISTRIBUTIONS. The Fund currently declares and pays dividends from net investment income, if any, on a monthly basis. The Fund generally makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters."

  RISK FACTORS. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio holdings. The value of debt securities held by the Fund generally fluctuates inversely with interest rate movements.


  The Fund will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect the Fund's net asset value, earnings and gains and losses realized on sales of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Fund may invest in securities of issuers in emerging markets. Such investments entail greater risks than investing in securities of issuers in developed markets.


  The Fund may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


  The Fund may invest up to 50% of its total assets in debt securities rated below investment grade or, if not rated, determined by the Sub-advisor to be of comparable quality. Investments of this type are subject to greater risk of loss of principal and interest. See "Investment Program" and "Risk Factors." Effective November 9, 1998, under normal market conditions, no more than 65% of the Fund's total assets may be invested in non-investment grade debt securities.


  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND

--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table(1):

Shareholder Transaction Costs:
  Maximum sales charge on purchases of shares (as a % of       None
     offering price)........................................
  Sales charges on reinvested distributions to                 None
     shareholders...........................................
  Maximum deferred sales charge (as a % of net asset value     None
     at time of purchase or sale, whichever is less)........
  Redemption charges........................................   None
  Exchange fees.............................................   None
Annual Fund Operating Expenses(2): (as a % of average net
  assets)
  Investment management and administration fees.............   0.73%
  12b-1 distribution and service fees.......................   None
  Other expenses............................................   0.36%
                                                               ----
          Total Fund Operating Expenses.....................   1.09%
                                                               ====


(1) This table is intended to assist investors in understanding the various costs and expenses associated with investing in the Fund.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisors, or under a "wrap fee' program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. Effective November 1, 1997, AIM has voluntarily agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares through May 31, 2000.



  HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES. An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
Advisor Class Shares.................................   $11       $35       $60       $133



  THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. THE TABLE AND THE ASSUMPTION IN THE HYPOTHETICAL EXAMPLE OF A 5% ANNUAL RETURN ARE REQUIRED BY REGULATION OF THE SEC APPLICABLE TO ALL MUTUAL FUNDS; THE 5% ANNUAL RETURN IS NOT A PREDICTION OF AND DOES NOT REPRESENT THE FUND'S PROJECTED OR ACTUAL PERFORMANCE.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



  The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. For the period March 29, 1988 (commencement of operations) to October 22, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1997 and the semi-annual period ending April 30, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon also is included in the Statement of Additional Information.



                           AIM STRATEGIC INCOME FUND


                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)



                                                                              ADVISOR CLASS**
                                                              -----------------------------------------------
                                                              SIX MONTHS        YEAR ENDED          JUNE 1,
                                                                ENDED           OCTOBER 31,         1995 TO
                                                              APRIL 30,      -----------------    OCTOBER 31,
                                                               1998(C)        1997     1996(C)      1995(c)
                                                              ----------     ------    -------    -----------
Per Share Operating Performance:
Net asset value, beginning of period........................    $12.02       $11.77    $10.33       $10.32
                                                                ------       ------    ------       ------
Income from investment operations:
  Net investment income.....................................      0.55***      0.79      0.93         0.41
  Net realized and unrealized gain (loss) on investments....      0.18         0.34      1.44        (0.04)
                                                                ------       ------    ------       ------
    Net increase (decrease) from investment operations......      0.73         1.13      2.37         0.37
                                                                ------       ------    ------       ------
Distributions:
  From net investment income................................     (0.44)       (0.82)    (0.86)       (0.34)
  From net realized gain on investments.....................        --           --        --           --
  In excess of net investment income........................        --        (0.06)    (0.07)          --
  Return of capital.........................................        --           --        --        (0.02)
  From sources other than net investment income.............        --           --        --           --
                                                                ------       ------    ------       ------
    Total distributions.....................................     (0.44)       (0.88)    (0.93)       (0.36)
                                                                ------       ------    ------       ------
Net asset value, end of period..............................    $12.31       $12.02    $11.77       $10.33
                                                                ======       ======    ======       ======
Total investment return(d)..................................      6.09%(a)     9.86%    23.39%        3.72%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)........................    $  777       $  533    $  479       $  443
Ratio of net investment income to average net assets........      8.13%(b)     6.53%     8.44%        9.99%(b)
Ratio of operating expenses to average net assets:
  With expense reductions...................................      1.11%(b)     1.00%     1.03%        1.07%(b)
  Without expense reductions................................      1.11%(b)     1.09%     1.05%        1.10%(b)
Ratio of interest expenses to average net assets ++.........      0.01%(b)      N/A       N/A          N/A
Portfolio turnover rate ++..................................       244%(b)      149%      177%         238%(b)


---------------


 ++   Portfolio turnover and ratio of interest expenses to average net assets are calculated on the basis of the Fund as a
      whole without distinguishing between the classes of shares issued.
  *   Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan
      agreements. Without such a payment, net investment income
      would have been $0.44 per share for Advisor Class.
 **   Commencing June 1, 1995, the Fund began offering Advisor
      Class shares.
(a)   Not annualized.
(b)   Annualized.
(c)   These selected per share data were calculated based upon
      average shares outstanding during the period.
(d)   Total investment return does not include sales charges.
N/A   Not Applicable.



                                                                                           AVERAGE MONTHLY
                                                                          AVERAGE             NUMBER OF         AVERAGE AMOUNT
                                                    AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES      OF DEBT PER
                                                    OUTSTANDING AT      OUTSTANDING          OUTSTANDING             SHARE
YEAR ENDED                                          END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------                                          --------------   -----------------   -------------------   -----------------
Six months ended April 30, 1998...................    $1,000,000        $  161,644           33,389,895             $ 0.005
October 31, 1997..................................            --        $3,575,910           39,263,038             $0.0911



  Average amount of debt outstanding during the period is computed on a daily basis.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

  The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the net asset value per share for Advisor Class shares.

  Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------


INVESTMENT PROGRAM



  INVESTMENT OBJECTIVE. The Fund primarily seeks high current income and secondarily seeks capital appreciation. There can be no assurance that the Fund will achieve its investment objective.



  INVESTMENT POLICIES. The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers. The Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Sub-advisor to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.



  Beginning November 9, 1998, the following changes to non-fundamental investment policies of the Fund will become effective: (1) the non-fundamental investment policy of the Fund relating to investment grade debt securities will be removed and replaced in its entirety with the following: "Under normal market conditions, the Fund will invest at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are either rated at least investment grade by Moody's or S&P or, if not rated, are determined by the Sub-advisor to be of comparable quality"; (2) the non-fundamental investment policy of the Fund relating to non-investment grade debt securities will be removed and replaced in its entirety with the following:
"No more than 65% of the Fund's total assets may be invested in debt securities that, at the time of purchase are either rated below investment grade or, if not rated are determined by the Sub-advisor to be of comparable quality by Moody's or S&P, or, if not rated, are determined by the Sub-Advisor to be of comparable quality"; and (3) a new non-fundamental investment policy of the Fund relating to investments in equity securities will be added to read in its entirety as follows: "The Fund may invest up to 35% of its total assets in equity securities."

  The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Sub-advisor may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.


--------------------------------------------------------------------------------


CERTAIN INVESTMENT STRATEGIES AND POLICIES. In pursuit of its objectives and policies, the Fund may employ one or more of the following strategies in order to enhance investment results:


  ASSET ALLOCATION. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


  The Sub-advisor allocates the assets of the Fund in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Fund. Securities held by the Fund may be invested in without limitation as to maturity.



  The Sub-advisor selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect the Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."



  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Fund's policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in debt securities of U.S. issuers.


  The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.


  TEMPORARY DEFENSIVE STRATEGIES. The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units, such as the euros) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. For a full description of money market instruments, see "Selection of Debt Investments" in the "Investment Objectives and Policies" section of the Statement of Additional Information.



  EMERGING MARKET SECURITIES. The Fund considers "emerging markets" to consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will consider investment in the following emerging markets:


     Algeria
     Argentina
     Bolivia
     Botswana
     Brazil
     Bulgaria
     Chile
     China
     Colombia

     Costa Rica
     Cyprus
     Czech Republic
     Dominican Republic
     Ecuador
     Egypt
     El Salvador
     Finland
     Ghana
     Greece
     Hong Kong
     Hungary
     India
     Indonesia
     Israel
     Ivory Coast
     Jamaica
     Jordan
     Kazakhstan
     Kenya
     Lebanon
     Malaysia
     Mauritius
     Mexico
     Morocco
     Nicaragua
     Nigeria
     Oman
     Pakistan
     Panama
     Paraguay
     Peru
     Philippines
     Poland
     Portugal
     Republic of Slovakia
     Russia
     Singapore
     Slovenia
     South Africa
     South Korea
     Sri Lanka
     Swaziland
     Taiwan
     Thailand
     Turkey
     Ukraine
     Uruguay
     Venezuela
     Zambia
     Zimbabwe

  The Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

  BRADY BONDS. The Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Fund will be subject to the same rating requirements that apply to its other investments.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower government. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.


  In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Fund purchases As-signments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

  The Fund may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund can receive if the "when, as and if issued" security is in fact issued.


  BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund is authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Fund will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Fund after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.


  Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Fund creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund. Although the principal amount of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund will have to pay, the Fund's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund expects that some of its borrowings may be made on a secured basis.

  In addition to the foregoing borrowings, the Fund may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Fund for any purpose does not exceed 33 1/3% of its total assets.

  The Fund may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a particular price at a future date. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Fund's assets for purposes of calculating compliance with the Fund's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.

  SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, enhances the Fund's total return. At all times a loan is outstanding, the Fund requires the borrower to maintain with the Fund's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


  ZERO COUPON SECURITIES. The Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. It also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Fund's income. Accordingly, for the Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

  SYNTHETIC SECURITY POSITIONS. The Fund may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


  For example, in order to establish a synthetic security position for the Fund that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



  The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



  The Sub-advisor would create synthetic security positions for the Fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Fund will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investment. The Fund also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

  In addition, the Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


  Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

  SWAPS, CAPS, FLOORS AND COLLARS. The Fund may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges, and will not sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  INDEXED COMMERCIAL PAPER. The Fund may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund will not purchase such commercial paper for speculation.

  OTHER INDEXED SECURITIES. The Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

  OTHER INFORMATION. The Fund's investment objectives may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Trust Board of Trustees without shareholder approval.

  The Fund is authorized to make short sales of securities, although it has no current intention of doing so. See "Investment Objectives and Policies -- Short Sales" in the Statement of Additional Information.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

--------------------------------------------------------------------------------


RISK FACTORS



  GENERAL. There is no assurance that the Fund will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Fund generally fluctuates inversely with interest rate movements. Longer term bonds held by the Fund are subject to greater interest rate risk. The value of equity securities held by the Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.


  NON-DIVERSIFIED CLASSIFICATION. The Fund is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolios.

  FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

  With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

  CURRENCY RISK. Since the Fund normally invests substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

  In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.



  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund.


  INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

  Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Fund could lose its entire investment in that market.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

  Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

  LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

  SOVEREIGN DEBT. The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


  In recent years, some of the emerging market countries in which the Fund expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which the Fund may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.


  LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Fund may invest up to 65% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.


  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Fund may invest in debt securities rated below C, which are in default as to principal and/or interest.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Fund. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Fund may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Fund. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Fund also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Fund will adversely impact net asset value of the Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Fund also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


  As of October 31, 1997, the Fund had 89.27% of its total net assets in debt securities that received a rating from Moody's and 4.00% of its total net assets in debt securities that were not so rated. In addition, the Fund had 6.73% of its total net assets in cash and net receivables. The Fund had the following percentages of its total net assets invested in rated securities: Aaa -- 41.23%, Aa -- 12.68%, A -- 1.31%, Baa -- 3.75%, Ba -- 24.30%, B -- 6.00%, Caa -- 0.00%,
Ca -- 0.00%, C -- 0.00%. Included under the unrated category are securities held by the Fund which, while unrated, have been determined by the Sub-advisor to be of comparable quality to securities in the following rating categories:
Ba -- 1.03%; and B -- 2.97%. It should be noted that the allocation of the investments of the Fund by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Fund.



  OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Sub-advisor's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.


  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at a price lower than similar securities that are liquid.

--------------------------------------------------------------------------------


MANAGEMENT



  The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Fund including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees of the Trust.



  INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-advisor as the Fund's investment managers and administrators include, but are not limited to, determining the composition of the investment portfolio of the Fund and placing orders to buy, sell or hold particular securities. In addition, AIM and the Sub-advisor provide the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation.



  The Fund pays AIM investment management and administration fees computed daily and payable monthly, based on the average daily net assets, for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. Out of the aggregate fees payable by the Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. The Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or any other agents. Effective November 1, 1997, AIM has undertaken to limit the expenses of the Advisor Class shares of the Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual rate of 1.40% of the average daily net assets of the Fund's Advisor Class shares.



  The Sub-advisor also serves as the Fund's pricing and accounting agent. For these services the Sub-advisor receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-advisor (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-advisor, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-advisor and certain other affiliates. As a result of this transaction, the Sub-advisor is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-advisor and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  The investment professional primarily responsible for the portfolio management of the Fund is as follows:


                         RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
     NAME/OFFICE            THE PORTFOLIO                         PAST FIVE YEARS
     -----------         --------------------                   -------------------
Cheng-Hock Lau          Portfolio Manager        Chief Investment Officer for Global Fixed Income
New York                since 1996               and Portfolio Manager for the Sub-advisor since
                                                 October 1996. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-advisor from July 1995 to October 1996.
                                                 Employed by Chancellor Capital Management, Inc.
                                                 ("Chancellor Capital"), a predecessor of the
                                                 Sub-Advisor, from 1995 to October 1996. Senior
                                                 Vice President and Senior Portfolio Manager for
                                                 Fiduciary Trust Company International from 1993 to
                                                 1995. Vice President at Bankers Trust Company from
                                                 1991 to 1993.
David B. Hughes         Portfolio Manager        Head of Global Fixed Income, North America, and
New York                since 1998               Portfolio Manager for the Sub-Advisor since
                                                 January 1998. Senior Portfolio Manager for
                                                 Global/International Fixed Income for the
                                                 Sub-Advisor from July 1995 to December 1997.
                                                 Employed by Chancellor Capital from July 1995 to
                                                 October 1996. Assistant Vice President of
                                                 Fiduciary Trust Company International from 1994 to
                                                 1995. Assistant Treasurer at the Bankers Trust
                                                 Company from 1991 to 1994.
Craig Munro             Portfolio Manager        Portfolio Manager for the Sub-advisor since August
New York                since 1998               1997. Vice President and Senior Analyst in the
                                                 Emerging Markets Group of the Global Fixed Income
                                                 Division of Merrill Lynch Asset Management from
                                                 1993 to August 1997.
Kevin J. Rogers         Portfolio Manager        Portfolio Manager for the Sub-advisor since July
New York                since 1998               1997. High Yield Bond Analyst at Fidelity
                                                 Management & Research Company (Boston) from 1988
                                                 to 1997.



  In placing orders for the Fund's securities transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."



  DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.


  The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST



  The Trust was organized as a Delaware business trust on May 7, 1998. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc., a Maryland corporation. The Fund constitutes one of the thirteen separate and distinct series portfolios of the Trust.


  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that Class. The shares of the Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may also issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.


  LEGAL COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800 acts as counsel to the Trust and the Fund.

     THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND TO
                           SHAREHOLDER ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                  TO THE AIM FAMILY OF FUNDS--Register Mark--
                            FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):


            AIM BASIC VALUE FUND                          AIM GLOBAL INFRASTRUCTURE FUND
            AIM DEVELOPING MARKETS FUND                   AIM GLOBAL RESOURCES FUND
            AIM DOLLAR FUND                               AIM GLOBAL TELECOMMUNICATIONS FUND
            AIM EMERGING MARKETS FUND                     AIM GLOBAL TRENDS FUND
            AIM EMERGING MARKETS DEBT FUND                AIM INTERNATIONAL GROWTH FUND
            AIM EUROPE GROWTH FUND                        AIM JAPAN GROWTH FUND
            AIM GLOBAL CONSUMER PRODUCTS                  AIM LATIN AMERICAN GROWTH FUND
              AND SERVICES FUND                           AIM MID CAP EQUITY FUND
            AIM GLOBAL FINANCIAL SERVICES FUND            AIM NEW PACIFIC GROWTH FUND
            AIM GLOBAL GOVERNMENT INCOME FUND             AIM SMALL CAP GROWTH FUND
            AIM GLOBAL GROWTH & INCOME FUND               AIM STRATEGIC INCOME FUND
            AIM GLOBAL HEALTH CARE FUND                   AIM WORLDWIDE GROWTH FUND


  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.

  HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                                                     Shareholder Name, Shareholder Account Number
                   OBI:                              (70 character limit)

  It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.

  HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."

  Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).

  Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee' programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.

  AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------


SPECIAL PLANS


  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance to $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.


  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.


--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor

Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.

  TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.


  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission (the "SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


  Each AIM Fund generally pays dividends and distributions as set forth below:



                                                                    DISTRIBUTIONS          DISTRIBUTIONS
                                                                        OF NET                 OF NET
                                     DIVIDENDS FROM                    REALIZED               REALIZED
                                     NET INVESTMENT                   SHORT-TERM              LONG-TERM
FUND                                     INCOME                      CAPITAL GAINS          CAPITAL GAINS
----                                 --------------                  -------------          -------------
AIM BASIC VALUE FUND...............  declared and paid annually         annually                annually
AIM DEVELOPING MARKETS FUND........  declared and paid annually         annually                annually
AIM DOLLAR FUND....................  declared daily; paid monthly       annually                annually
AIM EMERGING MARKETS FUND..........  declared and paid annually         annually                annually
AIM EMERGING MARKETS DEBT FUND.....  declared and paid monthly          annually                annually
AIM EUROPE GROWTH FUND.............  declared and paid annually         annually                annually
AIM GLOBAL CONSUMER PRODUCTS AND
  SERVICES FUND....................  declared and paid annually         annually                annually
AIM GLOBAL FINANCIAL SERVICES
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL GOVERNMENT INCOME
  FUND.............................  declared and paid monthly          annually                annually
AIM GLOBAL GROWTH & INCOME FUND....  declared and paid quarterly        annually                annually
AIM GLOBAL HEALTH CARE FUND........  declared and paid annually         annually                annually
AIM GLOBAL INFRASTRUCTURE FUND.....  declared and paid annually         annually                annually
AIM GLOBAL RESOURCES FUND..........  declared and paid annually         annually                annually
AIM GLOBAL TELECOMMUNICATIONS
  FUND.............................  declared and paid annually         annually                annually
AIM GLOBAL TRENDS FUND.............  declared and paid annually         annually                annually
AIM INTERNATIONAL GROWTH FUND......  declared and paid annually         annually                annually
AIM JAPAN GROWTH FUND..............  declared and paid annually         annually                annually
AIM LATIN AMERICAN GROWTH FUND.....  declared and paid annually         annually                annually
AIM MID CAP EQUITY FUND............  declared and paid annually         annually                annually
AIM NEW PACIFIC GROWTH FUND........  declared and paid annually         annually                annually
AIM SMALL CAP GROWTH FUND..........  declared and paid annually         annually                annually
AIM STRATEGIC INCOME FUND..........  declared and paid monthly          annually                annually
AIM WORLDWIDE GROWTH FUND..........  declared and paid annually         annually                annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


  TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.



  Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares. Recent legislation provides that a maximum tax rate of 20% (10% for taxpayers in the 15% marginal tax bracket) will apply to gain recognized after December 31, 1997 on capital assets held for more than one year.


  Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.

  Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, INDIVIDUALS AND CERTAIN OTHER NON-CORPORATE SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


  Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


  AIM BASIC VALUE FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS DEBT FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM MID CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.


  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.



  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.



  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that the AIM Funds will not otherwise be adversely affected by the year 2000 issue.


  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  ABSENCE OF RATING. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR. Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


                                                                       MCF-07/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").


                                                                       MCF-07/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Manager
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173


Sub-Advisor

INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants

PricewaterhouseCoopers LLP


One Post Office Square


Boston, MA 02107


For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                         CLASS A AND CLASS B SHARES OF

                          AIM DEVELOPING MARKETS FUND
                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998
RELATING TO THE AIM DEVELOPING MARKETS FUND PROSPECTUS, THE AIM EMERGING MARKETS
                                FUND PROSPECTUS
 AND THE AIM LATIN AMERICAN GROWTH FUND PROSPECTUS EACH DATED SEPTEMBER 8, 1998

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INTRODUCTION................................................  4
GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4
INVESTMENT OBJECTIVES AND POLICIES..........................  5
  Investment Objectives.....................................  5
  Selection of Equity Investments...........................  5
  Investments in Other Investment Companies.................  6
  Depositary Receipts.......................................  6
  Warrants or Rights........................................  7
  Lending of Portfolio Securities...........................  7
  Commercial Bank Obligations...............................  7
  Repurchase Agreements.....................................  7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  8
  Short Sales...............................................  8
  Temporary Defensive Strategies............................  9
  Samurai and Yankee Bonds..................................  9
  Debt Conversions..........................................  9
  Premium Securities........................................  10
  Indexed Debt Securities...................................  10
  Structured Investments....................................  10
  Stripped Income Securities................................  10
  Floating and Variable Rate Income Securities..............  11
  Swaps, Caps, Floors and Collars...........................  11
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................  11
  Special Risks of Options, Futures and Currency
     Strategies.............................................  11
  Writing Call Options......................................  12
  Writing Put Options.......................................  13
  Purchasing Put Options....................................  13
  Purchasing Call Options...................................  13
  Index Options.............................................  15
  Interest Rate, Currency and Stock Index Futures...........  15
  Options on Futures Contracts..............................  17
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................  17
  Forward Contracts.........................................  18
  Foreign Currency Strategies -- Special Considerations.....  18
  Cover.....................................................  19
RISK FACTORS................................................  19
  Illiquid Securities.......................................  19
  Foreign Securities........................................  20
INVESTMENT LIMITATIONS......................................  25
  Developing Markets Fund...................................  25
  Emerging Markets Fund.....................................  26
  Latin American Fund.......................................  28
EXECUTION OF PORTFOLIO TRANSACTIONS.........................  29
  Portfolio Trading and Turnover............................  30
MANAGEMENT..................................................  31
  Trustees and Executive Officers...........................  31
  Investment Management and Administration Services.........  33

                                                              PAGE
                                                              ----
THE DISTRIBUTION PLANS......................................  34
  The Class A Plan..........................................  34
  The Class B Plan..........................................  34
  Both Plans................................................  34
THE DISTRIBUTOR.............................................  37
  Expenses of the Funds.....................................  38
NET ASSET VALUE DETERMINATION...............................  38
HOW TO PURCHASE AND REDEEM SHARES...........................  39
QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE.............  40
PROGRAMS AND SERVICES FOR SHAREHOLDERS......................  40
DIVIDEND ORDER..............................................  40
TAXES.......................................................  41
  General...................................................  41
  Foreign Taxes.............................................  41
  Passive Foreign Investment Companies......................  41
  Non-U.S. Shareholders.....................................  42
  Options, Futures and Foreign Currency Transactions........  42
MISCELLANEOUS INFORMATION...................................  43
  Custodian.................................................  43
  Transfer Agency and Accounting Agency Services............  43
  Independent Accountants...................................  43
  Shareholder Liability.....................................  43
  Name......................................................  44
  Control Persons and Principle Holders of Securities.......  44
INVESTMENT RESULTS..........................................  45
  Total Return Quotations...................................  45
  Other Information Regarding Standard Total and
     Non-Standard Total Returns for Developing Markets
     Fund...................................................  48
  Performance Information...................................  48
APPENDIX....................................................  50
  Description of Bond Ratings...............................  50
  Description of Commercial Paper Ratings...................  51
  Absence of Rating.........................................  51
FINANCIAL STATEMENTS........................................  FS

                                  INTRODUCTION


  This Statement of Additional Information relates to the Class A and Class B shares of AIM Developing Markets Fund ("Developing Markets Fund"), AIM Emerging Markets Fund ("Emerging Markets Fund") and AIM Latin American Growth Fund ("Latin American Fund") (each, a "Fund," and collectively, the "Funds"). Developing Markets Fund and Latin American Fund each is a non-diversified, and Emerging Markets Fund is a diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. On October 31, 1997, the Developing Markets Fund, which had no prior operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"), a closed-end investment company.



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor and sub-administrator for the Funds.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Developing Markets Fund is included in a Prospectus dated September 8, 1998, for Emerging Markets Fund is included in a separate Prospectus dated September 8, 1998 and for Latin American Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Healthcare Fund, AIM Global Telecommunications Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Strategic Income Fund, AIM Global Growth and Income Fund, AIM Emerging Markets Fund, AIM Developing Markets Fund, and AIM Latin American Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).


  This Statement of Additional Information relates solely to the Class A and B shares of the Fund.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

  Developing Markets Fund. The primary investment objective of Developing Markets Fund is long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. The Fund does not consider the following countries to be emerging markets:
Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United States.

  Emerging Markets Fund. The investment objective of Emerging Markets Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.


  In determining what countries constitute emerging markets with respect to Developing Market Fund and Emerging Markets Fund, the Sub-advisor will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation ("IFC").


  Latin American Fund. The investment objective of Latin American Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS


  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which a Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



  In analyzing companies for investment by each Fund, the Sub-advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Funds. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


  Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.


  There may be times when, in the opinion of the Sub-advisor, prevailing market, economic or political conditions warrant reducing the proportion of each Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of each Fund's assets may be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.



  The Funds may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act"), from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, including those in Latin America, commercial banks act as securities broker/dealers, investment advisors and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by such banks. The Fund has obtained an exemption from the SEC to permit it to invest in certain of these securities subject to certain restrictions.



  For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  The Funds may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) within the limits of the 1940 Act. These limitations currently provide that, in general, each Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.


  Certain countries in which the Funds invest presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in those countries is allowed, the Funds anticipate investing directly in those markets.


DEPOSITARY RECEIPTS



  Each Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Fund's investment policies, a Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS

  Warrants or rights may be acquired by each Fund in connection with other securities or separately and provide a Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 30% (in the case of Developing Markets Fund and Emerging Markets Fund) or 25% (in the case of Latin American Fund) of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding with respect to a Fund, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. The Sub-advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision.


  The Funds will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of a Fund's assets that may be subject to repurchase agreements at any given time. The Funds will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (for Emerging Markets Fund and Developing Markets Fund) or 10% (for Latin American Fund) of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  No Fund's borrowings will exceed 33 1/3% of the Fund's total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  The Funds' fundamental investment limitations permit them to borrow money for leveraging purposes. Developing Market Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. In addition, Emerging Markets Fund and Latin American Fund currently are prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Emerging Markets Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions (for Emerging Markets Fund) and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES

  The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

  When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

  Neither Emerging Markets Fund nor Latin American Fund will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, these Funds may engage in short sales only with respect to securities listed on a national securities exchange. These Funds may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


  Developing Markets Fund may only make short sales "against the box." The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


TEMPORARY DEFENSIVE STRATEGIES

  The Funds may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies (in the case of Latin American Fund, the currency of any Latin American country): (a) obligations issued or guaranteed by the U.S. or foreign governments (in the case of Latin American Fund, the government of any Latin American country), their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

  The Funds may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

SAMURAI AND YANKEE BONDS

  Subject to its fundamental investment restrictions, Developing Markets Fund and Emerging Markets Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each of these Funds to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. In the case of Emerging Markets Fund, these bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEBT CONVERSIONS

  Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. Latin American Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Sub-advisor will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


PREMIUM SECURITIES

  Developing Markets Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

INDEXED DEBT SECURITIES

  Developing Markets Fund may invest in debt securities issued by banks and other business entities not located in developing market countries that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal. New forms of such securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

STRUCTURED INVESTMENTS

  Developing Markets Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

  Developing Markets Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

  Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, Developing Markets Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described above under "Investment Objectives and Policies -- Investments in Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

STRIPPED INCOME SECURITIES


  Developing Markets Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FLOATING AND VARIABLE RATE INCOME SECURITIES

  Developing Markets Fund may invest a portion of its assets in floating or variable rate income securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

SWAPS, CAPS, FLOORS AND COLLARS

  Developing Markets Fund may enter into interest rate, currency and index swaps and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

  Interest rate swaps involve the exchange by Developing Markets Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.



          (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds.


WRITING CALL OPTIONS


  Each Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for a Fund.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Funds do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Funds' policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  Each Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.


  A Fund generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of a Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES

  Each Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. A Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

  A Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to

150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Trust's Board of Trustees.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  Each Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, a Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  Developing Markets Fund and Emerging Markets Fund each may invest up to 15% of its net assets, and Latin American Fund up to 10% of its net assets, in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers who make quotes for the security,
(iii) the number of dealers who have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

  Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Funds will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Funds could lose their entire investment in such countries. The Funds' investments would similarly be adversely affected by exchange control regulation in any of those countries.

  Religious and Ethnic Stability. Certain countries in which the Funds may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Funds invest and adversely affect the value of the Funds' assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Funds. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. If there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Funds will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits.


  Currency Fluctuations. Because the Funds, under normal circumstances, each will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy.

  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.


  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of the Funds' assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.


  Each Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian, (ii) maintaining appropriate safeguards to protect a Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.


  A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Funds, particularly the Latin American Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect a Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.


  The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in a Fund's net asset value than would be the case for companies investing in domestic securities. If a Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

  Withholding Taxes. Each Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Emerging Markets. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Emerging securities markets such as the markets of Latin America are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries including countries in Latin America have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn lead to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries including countries in Latin America.

  Special Considerations Affecting Russia and Eastern European Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the ability of Developing Markets Fund and Emerging Markets Fund to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints.

  Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which Developing Markets Fund and Emerging Markets Fund invest and adversely affect the value of such Funds' assets. In addition, asset expropriations or future confiscatory levels of taxation possibly may affect the Funds.

  Several of the Asia Pacific region countries have, or in the past have had, hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

  In addition, the Chinese sovereignty over Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule, and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Funds, particularly Latin American Fund, could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Sovereign Debt. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  In recent years, some of the Latin American countries in which the Funds expect to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

  The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-advisor intends to manage each Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer losses of interest or principal on any of their holdings.


  Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If a Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

                             INVESTMENT LIMITATIONS

DEVELOPING MARKETS FUND


  Developing Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.


  Developing Markets Fund may not:

          (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Developing Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (2) purchase any security if, as a result of that purchase, 25% or more of Developing Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (3) engage in the business of underwriting securities of other issuers, except to the extent that Developing Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Developing Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (5) purchase or sell physical commodities, but Developing Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  Notwithstanding any other investment policy, Developing Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy of Developing Markets Fund contained in limitation (2) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any one single foreign government, or by all supranational organizations in the aggregate, are considered to be securities of issuers in the same industry.

  In addition, to comply with federal tax requirements for qualification as a "regulated investment company" ("RIC"), Developing Markets Fund's investments will be limited so that, at the close of each quarter of its taxable year, (a) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer and (b) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("Diversification Requirements"). These tax-related limitations may be changed by the Trust's Board of Trustees to the extent necessary to comply with changes to applicable tax requirements.

  The following investment policy of Developing Markets Fund is not a fundamental policy and may be changed by vote of the Trust's Board of Trustees without shareholder approval: Developing Markets Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


  Investors should refer to the Developing Markets Fund's Prospectus for further information with respect to the Developing Markets Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


EMERGING MARKETS FUND

  Emerging Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.

  Emerging Markets Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Emerging Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Emerging Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but Emerging Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that Emerging Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Emerging Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (7) Purchase securities of any one issuer if, as a result, more than 5% of Emerging Markets Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy, Emerging Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Emerging Markets Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of Emerging Markets Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Emerging Markets Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Emerging Markets Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Emerging Markets Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of Emerging Markets Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

          (5) Purchase securities on margin, provided that Emerging Markets Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to the Emerging Markets Fund's Prospectus for further information with respect to the Emerging Markets Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


LATIN AMERICAN FUND

  Latin American Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.

  Latin American Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Latin American Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Latin American Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that Latin American Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Latin American Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but Latin American Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy, Latin American Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Latin American Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

  The following operating policies of Latin American Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Latin American Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Latin American Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Latin American Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Make any additional investments while borrowings exceed 5% of Latin American Fund's total assets;

          (6) Purchase securities on margin, provided that Latin American Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Latin American Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.


  Investors should refer to the Latin American Fund's Prospectus for further information with respect to the Latin American Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's Board of Trustees, the Sub-advisor is responsible for the execution of each Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, the Sub-advisor seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


  Consistent with the interests of each Fund, the Sub-advisor may select brokers to execute a Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to a Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases, the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Fund.



  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of a Fund and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


  Each Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by each Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest generally are traded in the OTC markets.


  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies affiliated with AIM or the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal years ended December 31, 1997, 1996 and 1995, the Predecessor Fund paid aggregate brokerage commissions of $2,212,022, $1,580,879 and $1,311,090, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Emerging Markets Fund paid aggregate brokerage commissions of $3,274,528, $3,648,347 and $3,307,402, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Latin American Fund paid aggregate brokerage commissions of $2,719,660, $2,094,634 and $891,513, respectively.

PORTFOLIO TRADING AND TURNOVER


  Each Fund engages in portfolio trading when the Sub-advisor has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although none of the Funds generally intends to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by a Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-advisor deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to that Fund's shareholders. For the fiscal years ended December 31, 1997 and 1996, the Predecessor Fund's portfolio turnover rates were 184% and

138%, respectively. For the fiscal years ended October 31, 1997 and 1996, Emerging Markets Fund's portfolio turnover rates were 150% and 104%, respectively. Latin American Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 130% and 101%, respectively.


                                   MANAGEMENT



TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.





   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
 ROBERT H. GRAHAM (51)       Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; and Director, AMVESCAP PLC.
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-
                                                             administered by the Sub-advisor.
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
 ARTHUR C. PATTERSON (54)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.

   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
 +JOHN J. ARTHUR (53)        Vice President                  Director, Senior Vice President and
                                                             Treasurer, A I M Advisors, Inc.; Vice
                                                             President and Treasurer, A I M
                                                             Management Group Inc., A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
 HELGE K. LEE (52)           Vice President and Secretary    Chief Legal and Compliance
 50 California Street                                        Officer -- North America, the
 San Francisco, CA 94111                                     Sub-advisor since October 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, INVESCO (NY) Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global Investor Services, Inc. and
                                                             G.T. Insurance since August 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, GT Global from
                                                             August 1997 to April 1998; Executive
                                                             Vice President of the Asset Management
                                                             Division of Liechtenstein Global Trust
                                                             AG, from October 1996 to May 1998;
                                                             Senior Vice President, General Counsel
                                                             and Secretary of INVESCO (NY) Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global, GT Global Investor Services,
                                                             Inc. and G.T. Insurance from May 1994
                                                             to October 1996; and Senior Vice
                                                             President, General Counsel and
                                                             Secretary of Strong/Corneliuson
                                                             Management, Inc. and Secretary of each
                                                             of the Strong Funds from October 1991
                                                             to May 1994.


---------------

+Mr. Arthur and Ms. Relihan are married to each other.

   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
 +CAROL F. RELIHAN (43)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Vice President, General
                                                             Counsel and Secretary, A I M Management
                                                             Group Inc.; Director, Vice President
                                                             and General Counsel, Fund Management
                                                             Company; Vice President and General
                                                             Counsel, A I M Fund Services, Inc.; and
                                                             Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.


---------------


+Mr. Arthur and Ms. Relihan are married to each other.



  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors for the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



  AIM serves as each Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to each Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Funds and administer each Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds, and provide suitable office space, necessary small office equipment and utilities.



  The Management Contracts for each Fund may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Trust's Board of Trustees, or by the vote of a majority of a Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to each Fund, the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  For the fiscal years ended October 31, 1997, 1996 and 1995, the Predecessor Fund of Developing Markets Fund paid investment management and administration fees to the Sub-advisor in the amounts of $7,383,823, $7,864,840 and $6,878,640, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Emerging Markets Fund paid investment management and administration fees to the Sub-advisor in the amounts of $3,907,922, $4,883,626 and $5,410,744, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Latin American Fund paid investment management and administration fees to the Sub-advisor in the amounts of $3,538,586, $3,365,375 and $3,913,429, respectively.



                             THE DISTRIBUTION PLANS



THE CLASS A PLAN


  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.50% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.


THE CLASS B PLAN


  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.


BOTH PLANS


  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.



  For the fiscal year ended October 31, 1997, each Fund paid the following amounts under the Prior Plan:



                                                                            % OF CLASS
                                                                           AVERAGE DAILY
                                                                            NET ASSETS
                                                                         -----------------
                                                CLASS A      CLASS B     CLASS A   CLASS B
                                               ----------   ----------   -------   -------
Emerging Markets Fund........................  $  977,082   $2,022,092    .50%      1.00%
Latin American Growth Fund...................  $1,011,259   $1,587,737    .50%      1.00%
Emerging Markets Fund(1) ....................  $    N/A     $    N/A      .50%      1.00%



  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended October 31, 1997 follows:



                                                             DEVELOPING     EMERGING   LATIN AMERICAN
                                                             MARKETS(1)     MARKETS     GROWTH FUND
                                                             ----------     --------   --------------
CLASS A
  Compensation to Underwriters to partially offset other
     marketing expenses.....................................   $ N/A      $195,416      $202,252
  Compensation to Dealers including finder's fees...........   $ N/A      $781,666      $809,007




--------------
(1) The Developing Markets Fund adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares and Class B shares of the Fund on May 29, 1998.

  Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended October 31, 1997 as follows:



                                                               EMERGING    LATIN AMERICAN
                                                               MARKETS      GROWTH FUND
                                                              ----------   --------------
CLASS B
  Compensation to Underwriters to partially offset upfront
     dealer commissions and other marketing costs..........   $1,516,569     $1,190,803
  Compensation to Dealers..................................   $  505,523     $  396,934



  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.


  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.


  The principal differences between the Class A Plan and the Class B Plan are:
(i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution

Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR


  Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Trustees on May 7, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."


  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.


  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended October 31, 1997.



                                                                     1997
                                                              -------------------
                                                               SALES      AMOUNT
                                                              CHARGES    RETAINED
                                                              --------   --------
Emerging Markets Fund.......................................  $181,914   $39,500
Latin American Growth Fund..................................  $168,598   $50,871



  Developing Markets Fund pays AIM Distributors sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to brokers/dealers who sell shares.

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal years ended October 31, 1997, 1996 and 1995 for Class A and Class B shares:



                                                                    1997       1996         1995
                                                                    ----       ----         ----
Emerging Markets Fund.......................................    $1,594,794   $1,287,272   $1,115,487
Latin American Growth Fund..................................    $  923,769   $  843,024      760,248
Developing Markets Fund (1) ................................    $    N/A     $    N/A     $    N/A



-----------
(1) Developing Markets Fund pays AIM Distributors a contingent deferred sales charge with respect to redemptions of Class B shares and certain Class A shares.


EXPENSES OF THE FUNDS


  Each Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.



                         NET ASSET VALUE DETERMINATION



  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) of each business day of the Funds. In the event the NYSE closes early ( i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.


  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."


  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expenses associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectuses and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the prospectuses.


  Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


  Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the prospectuses under the heading "Exchange Privilege."



  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

                QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE


  As described in each prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectus, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the prospectus.


                     PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.


                                 DIVIDEND ORDER


  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by each Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder (effective with respect to each Fund for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively

"PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds attempt to monitor section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting each Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Fund's principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of each Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of each Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1997, 1996 and 1995, Emerging Markets Fund paid accounting services fees to the Sub-advisor of $103,144, $125,349 and $33,216, and Latin American Fund paid accounting services fees of $90,733, $86,436 and $24,138, respectively.


INDEPENDENT ACCOUNTANTS


  The Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of each Fund, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.



  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAME

  Prior to May 29, 1998, Developing Markets Fund, Emerging Markets Fund and Latin American Fund operated under the names GT Global Developing Markets Fund, GT Global Emerging Markets Fund, and GT Global Latin America Growth Fund, respectively.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



   As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.



  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                                        PERCENT
                                                                       PERCENT          OWNED OF
                                                                       OWNED OF        RECORD AND
         FUND                    NAME AND ADDRESS OF OWNER             RECORD*        BENEFICIALLY
         ----                    -------------------------             --------       ------------
Developing Markets      Olde Discount                                   55.67%            -0-
  Fund -- Class B       FBO 05012322
                        751 Griswold Street
                        Detroit, Michigan 48226-3224
                        Raymond James & Assoc. Inc. CSDN                 7.64%            -0-
                        Mary Lynn James IRA
                        1215 W. Los Angeles Circle
                        Broken Arrow, Oklahoma 74011-4215
                        Smith Barney Inc.                                5.16%            -0-
                        150926032
                        388 Greenwich Street
                        New York, New York 10013-2339
                        PaineWebber FBO,                                 5.06%            -0-
                        Joseph McDonald & Mildred McDonald JJWRO
                        379 Quarry Pond Court
                        Moriches, New York 11955-1706

Developing Markets      G.T. Capital Holdings, Inc. 401(k) FBO          76.81%            -0-
  Fund -- Advisor       Account 546-33-3477
  Class                 50 California Street, 27th Floor
                        San Francisco, California 94111-4624
                        Attn: Human Resources
Emerging Markets        Wells Fargo Bank NA TTEE FBO                    28.45%            -0-
  Fund -- Advisor       LGT Asset Management AC 5000201000
  Class                 Serp Prft Shr Pln ###-##-####
                        P O Box 9800 MAC 9137-027
                        Calabasas, CA 91372-0800
Emerging Markets        MLPF&S for the Sold Benefit of its               5.72%            -0-
  Fund --               Customers, Security #970E1
  Class A               Attn: Fund Administration
                        4800 Deer Lake Drive East, 2nd Floor
                        Jacksonville, FL 32246-6484
Latin American Fund --  G.T. Capital Holdings, Inc. 401(k) FBO           8.48%            -0-
  Advisor Class         Account 102505451
                        50 California Street, 27th Floor
                        San Francisco, California 94111-4624
                        Attn: Human Resources


-------------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                        PERCENT
                                                                       PERCENT          OWNED OF
                                                                       OWNED OF        RECORD AND
         FUND                    NAME AND ADDRESS OF OWNER             RECORD*        BENEFICIALLY
         ----                    -------------------------             --------       ------------
                        G.T. Capital Holdings, Inc. 401(k)FBO            5.35%            -0-
                        Acct ####-##-####
                        50 California Street, 27th Floor
                        San Francisco, California 94111-4624
                        Attn: Human Resources
                        Wells Fargo Bank NA TTEE FBO                     6.45%            -0-
                        LGT Asset Management AC 5000201000
                        Serp Prft Shr Pln ###-##-####
                        P O Box 9800 MAC 9137-027
                        Calabasas, CA 91372-0800
Latin American Fund --  MLPF&S for the Sold Benefit of its               7.99%            -0-
  Class A               Customers, Security #970E1
                        Attn: Fund Administration
                        4800 Deer Lake Drive East, 2nd Floor
                        Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in each Prospectus, is as follows:


                                       (n)
                                 P(1+T)   =ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portion of such period).

  The standard total returns of Developing Market's Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as average annualized total returns for the periods shown, were:


                                                               DEVELOPING     DEVELOPING
                                                              MARKETS FUND   MARKETS FUND
                           PERIOD                              (CLASS A)      (CLASS B)
                           ------                             ------------    ---------
Fiscal year ended Oct. 31, 1997.............................     (9.59)%        (9.68)%
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1997......................................................     (2.47)%        (1.90)%


  Class B shares of Developing Markets Fund have not been in operation for a full year since the Fund's conversion from a closed-end to an open-end fund.

  The standard total returns for the Class A and Class B shares of Emerging Markets Fund, stated as average annualized total returns for the periods shown, were:


                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
Fiscal year ended Oct. 31, 1997.......................       (18.51)%           (19.16)%
Oct. 31, 1992 through Oct. 31, 1997...................         2.30%               n/a
April 1, 1993 (commencement of operations) through
  Oct. 31, 1997.......................................          n/a               1.81%
May 18, 1992 (commencement of operations) through Oct.
  31, 1997............................................         1.57%               n/a


  The standard total returns for the Class A and Class B shares of Latin American Fund, stated as average annualized total returns for the periods shown, were:


                                                            LATIN AMERICAN   LATIN AMERICAN
                         PERIOD                             FUND (CLASS A)   FUND (CLASS B)
                         ------                             --------------   --------------
Fiscal year ended Oct. 31, 1997..........................        3.34%            3.04%
Oct. 31, 1992 through Oct. 31, 1997......................        7.01%             n/a
April 1, 1993 (commencement of operations) through Oct.
  31, 1997...............................................         n/a             5.20%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1997...............................................        7.23%             n/a


  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                       (n)
                                 P(1+U)   =ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standard total returns of Developing Markets Fund's Predecessor Fund, stated as average annualized total returns for the periods shown, were:


                           PERIOD
                           ------
Fiscal year ended Oct. 31, 1997.............................  (5.10)%
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1997......................................................  (1.21)%


  The average annual non-standard total returns for the Class A and Class B shares of Emerging Markets Fund, stated as average annualized total returns for the periods shown, were:


                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
Fiscal year ended Oct. 31, 1997.......................       (14.45)%           (14.91)%
Oct. 31, 1992 through Oct. 31, 1997...................         3.30%               n/a
April 1, 1993 (commencement of operations) through
  Oct. 31, 1997.......................................          n/a               2.21%
May 18, 1992 (commencement of operations) through Oct.
  31, 1997............................................         2.48%               n/a

  The average annual non-standard total returns for the Class A and Class B shares of Latin American Fund, stated as average annualized total returns for the periods shown, were:


                                                           LATIN AMERICAN   LATIN AMERICAN
                         PERIOD                            FUND (CLASS A)   FUND (CLASS B)
                         ------                            --------------   ---------------
Fiscal year ended Oct. 31, 1997..........................       8.52%            8.04%
Oct. 31, 1991 through Oct. 31, 1997......................       8.06%             n/a
April 1, 1993 (commencement of operations) through Oct.
  31, 1997...............................................        n/a             5.56%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1997...............................................       8.07%             n/a


  Cumulative total return across a stated period may be calculated as follows:


                                       (n)
                                 P(1+V)   =ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The cumulative total return of Developing Markets Fund's Predecessor Fund (not recomputed to take sales charges into account) for the period January 11, 1994 (commencement of operations) through October 31, 1997 was (4.53)%.

  The cumulative total return of Developing Market's Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as aggregate total returns for the periods shown, were:


                                                                DEVELOPING     DEVELOPING
                                                               MARKETS FUND   MARKETS FUND
                           PERIOD                               (CLASS A)      (CLASS B)
                           ------                              ------------    ---------
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1997......................................................      (9.08)%        (7.04)%


  Class B shares of Developing Markets Fund have not been in operation for a full year since the Fund's conversion from a closed-end to an open-end fund.

  The cumulative total returns (not taking sales charges into account) for the Class A and Class B shares of Emerging Markets Fund, stated as aggregate total returns for the periods shown, were:


                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
April 1, 1993 (commencement of operations) through
  Oct. 31, 1997.......................................         n/a              10.55%
May 18, 1992 (commencement of operations)through Oct.
  31, 1997............................................       14.32%               n/a


  The aggregate cumulative total returns (taking sales charges into account) for the Class A and B shares of Emerging Markets Fund, stated as aggregate total returns for the periods shown, were:


                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
April 1, 1993 (commencement of operations) through
  Oct. 31, 1997.......................................         n/a               8.55%
May 18, 1992 (commencement of operations) through Oct.
  31, 1997............................................        8.89%               n/a


  The cumulative total returns (not taking sales charges into account) for the Class A and Class B shares of Latin American Fund, stated as aggregate total returns for the periods shown, were:


                                                            LATIN AMERICAN   LATIN AMERICAN
                          PERIOD                            FUND (CLASS A)   FUND (CLASS B)
                          ------                            --------------   --------------
April 1, 1993 (commencement of operations) through Oct.
  31, 1997................................................        n/a            28.14%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1996................................................      62.00%             n/a

  The aggregate cumulative total returns (taking sales charges into account) for the Class A and B shares of Latin American Fund, stated as aggregate total returns for the periods shown, were:


                                                            LATIN AMERICAN   LATIN AMERICAN
                          PERIOD                            FUND (CLASS A)   FUND (CLASS B)
                          ------                            --------------   --------------
April 1, 1993 (commencement of operations) through Oct.
  31, 1997................................................        n/a            26.14%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1997................................................     54.303%             n/a


OTHER INFORMATION REGARDING STANDARD TOTAL AND NON-STANDARD TOTAL RETURNS FOR DEVELOPING MARKETS FUND

  The standard total and non-standard total return data of Developing Markets Fund are based on the performance of the Predecessor Fund as a closed-end investment company. The standard total return data, however, have been recomputed to reflect the deduction of the current maximum sales charge of 4.75% for Class A shares which went into effect on November 1, 1997. Future performance of Developing Markets Fund will be effected by expenses that it will incur as a series of an open-end investment company.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings and comparisons)

     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
        30-year Treasuries
        30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX


                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS




                                       FS

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       REPORT OF INDEPENDENT ACCOUNTANTS

-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of AIM Developing Markets Fund ("Fund"):

We have audited the accompanying statement of assets and liabilities of AIM Developing Markets Fund (formerly GT Global Developing Markets Fund), including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended, for the ten months ended October 31, 1997 and for the year ended December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Developing Markets Fund as of April 30, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended, for the ten months ended October 31, 1997 and for the year ended December 31, 1996, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.




                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 17, 1998

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (16.8%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............  BRZL                --             --         3.6
    TELEPHONE NETWORKS
    ADR{\/} .................................................  --              40,191   $  4,895,254          --
    Common ..................................................  --          25,866,258      2,567,399          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........  MEX             43,283      2,450,900         1.2
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................  PERU           104,070      2,302,549         1.1
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ...................................  SAFR                --             --         1.0
    RETAILERS-OTHER
    Common ..................................................  --           1,087,304      2,065,931          --
    "N" .....................................................  --              11,602         21,126          --
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .......................  HGRY            59,100      1,743,450         0.8
    TELEPHONE NETWORKS
  Philippine Long Distance Telephone Co.: ...................  PHIL                --             --         0.7
    TELEPHONE - LONG DISTANCE
    Common ..................................................  --              36,900        990,449          --
    ADR{\/} .................................................  --              19,000        513,000          --
  Mahanagar Telephone Nigam Ltd. ............................  IND            229,700      1,458,413         0.7
    TELECOM - OTHER
  Cifra, S.A. de C.V. "V" ...................................  MEX            820,662      1,443,668         0.7
    RETAILERS-OTHER
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................  MEX             34,300      1,406,300         0.7
    BROADCASTING & PUBLISHING
  Carso Global Telecom "A1" .................................  MEX            295,300      1,133,087         0.5
    TELEPHONE NETWORKS
  Telefonica de Argentina S.A. - ADR{\/} ....................  ARG             27,528      1,061,549         0.5
    TELEPHONE NETWORKS
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP ...................................................  BRZL         4,531,127      1,030,252         0.5
    BUSINESS & PUBLIC SERVICES
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........  CHLE            39,302        985,006         0.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP)-/- ............  BRZL         3,195,000        834,025         0.4
    TELEPHONE NETWORKS
  Nortel Inversora S.A. - ADR{\/} ...........................  ARG             23,500        699,125         0.3
    TELEPHONE NETWORKS
  Vimpel-Communications - ADR-/- {\/} .......................  RUS             12,900        696,600         0.3
    WIRELESS COMMUNICATIONS
  Telecom Argentina S.A. - ADR{\/} ..........................  ARG             15,800        568,800         0.3
    TELEPHONE NETWORKS
  Hellenic Telecommunications Organization S.A. .............  GREC            19,730        565,042         0.3
    TELEPHONE NETWORKS
  Genting Bhd. ..............................................  MAL            154,000        516,108         0.3
    LEISURE & TOURISM
  Guangshen Railway Co., Ltd. ...............................  HK           2,606,000        487,857         0.2
    TRANSPORTATION - ROAD & RAIL
  Rostelecom - ADR-/- {\/} ..................................  RUS             20,600        441,613         0.2
    TELEPHONE - LONG DISTANCE
  Telekom Malaysia Bhd. .....................................  MAL            143,000        432,865         0.2
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Danubius Hotel and Spa Rt.-/- .............................  HGRY            16,320   $    398,870         0.2
    LEISURE & TOURISM
  Telecomunicacoes do Parana (TELPAR) .......................  BRZL           616,000        351,769         0.2
    TELECOM - OTHER
  Malaysia International Shipping Bhd. - Foreign ............  MAL            192,000        337,297         0.2
    TRANSPORTATION - SHIPPING
  Indian Hotels Co., Ltd. ...................................  IND             23,150        308,987         0.2
    LEISURE & TOURISM
  Advanced Info. Service - Foreign ..........................  THAI            43,800        306,373         0.1
    WIRELESS COMMUNICATIONS
  Telecomunicacoes de Minas Gerais - Telemig ................  BRZL         1,787,700        275,933         0.1
    TELECOM - OTHER
  Tanjong PLC ...............................................  MAL            116,000        266,486         0.1
    LEISURE & TOURISM
  Santa Isabel S.A. - ADR{\/} ...............................  CHLE            13,514        222,981         0.1
    RETAILERS-FOOD
  Migros Turk T.A.S. ........................................  TRKY           220,300        216,110         0.1
    RETAILERS-FOOD
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......  PAK              2,900        200,100         0.1
    TELEPHONE NETWORKS
  Super Sol Ltd. ............................................  ISRL            60,231        189,953         0.1
    RETAILERS-FOOD
  Berjaya Sports Toto Bhd. ..................................  MAL             76,000        181,784         0.1
    LEISURE & TOURISM
  Trade House GUM - ADR{\/} .................................  RUS             32,660        163,300         0.1
    RETAILERS-OTHER
  Goody's S.A. ..............................................  GREC             4,850        129,792         0.1
    RESTAURANTS
  Siam Makro Public Co., Ltd. - Foreign .....................  THAI            45,000         74,028          --
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          34,934,131
                                                                                        ------------
Finance (16.2%)
  Alpha Credit Bank .........................................  GREC            17,700      1,867,438         0.9
    BANKS-REGIONAL
  Uniao de Bancos Brasileiros S.A. (Unibanco): ..............  BRZL                --             --         0.9
    BANKS-MONEY CENTER
    Units ...................................................  --          14,649,042      1,127,470          --
    GDR-/- {\/} .............................................  --              18,510        735,773          --
  State Bank of India Ltd. ..................................  IND            218,400      1,584,762         0.8
    BANKS-MONEY CENTER
  Turkiye Garanti Bankasi AS-/- .............................  TRKY        29,372,000      1,558,274         0.8
    BANKS-REGIONAL
  ABSA Group Ltd. ...........................................  SAFR           172,076      1,490,020         0.7
    BANKS-REGIONAL
  Commercial International Bank: ............................  EGPT                --             --         0.6
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ........................................  --              43,400        735,630          --
    Common ..................................................  --              23,940        411,606          --

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Yapi ve Kredi Bankasi AS ..................................  TRKY        23,117,092   $  1,133,871         0.5
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ........................................  ISRL           416,100      1,117,568         0.5
    BANKS-REGIONAL
  Credicorp Ltd. - ADR{\/} ..................................  PERU            66,220      1,109,185         0.5
    BANKS-MONEY CENTER
  Akbank T.A.S. .............................................  TRKY        12,775,000      1,086,962         0.5
    BANKS-REGIONAL
  Cathay Life Insurance Co., Ltd. ...........................  TWN            251,000      1,004,914         0.5
    INSURANCE-BROKER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....  MEX            308,800        966,139         0.5
    BANKS-MONEY CENTER
  National Bank of Greece S.A. ..............................  GREC             5,400        950,232         0.5
    BANKS-MONEY CENTER
  Liberty Life Association of Africa Ltd. ...................  SAFR            27,600        934,112         0.5
    INSURANCE-LIFE
  C.G. Smith Ltd. ...........................................  SAFR           178,600        883,721         0.4
    INVESTMENT MANAGEMENT
  China Development Corp.-/- ................................  TWN            303,000        822,520         0.4
    BANKS-MONEY CENTER
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} ...  ARG             28,872        707,364         0.3
    BANKS-MONEY CENTER
  Standard Bank Investment Corporation Ltd. .................  SAFR            11,900        704,226         0.3
    BANKS-MONEY CENTER
  Kazkommertsbank Co. - GDR-/- {\/} .........................  KAZ             26,600        698,250         0.3
    BANKS-REGIONAL
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........  ARG             23,368        679,133         0.3
    BANKS-MONEY CENTER
  Aksigorta AS ..............................................  TRKY         9,123,000        675,778         0.3
    INSURANCE - MULTI-LINE
  Banco do Estado de Sao Paulo S.A. - Banespa ...............  BRZL         9,930,000        659,974         0.3
    BANKS-REGIONAL
  Hua Nan Commercial Bank ...................................  TWN            267,000        647,862         0.3
    BANKS-MONEY CENTER
  Ergo Bank S.A. ............................................  GREC             6,800        640,489         0.3
    BANKS-REGIONAL
  National Societe Generale Bank ............................  EGPT            24,000        603,439         0.3
    BANKS-MONEY CENTER
  Nedcor Ltd. ...............................................  SAFR            20,500        584,265         0.3
    BANKS-REGIONAL
  Banco Santander Chile - ADR{\/} ...........................  CHLE            40,700        569,800         0.3
    BANKS-REGIONAL
  MISR International Bank - Reg S GDR-/- {c} {\/} ...........  EGPT            45,000        562,500         0.3
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................  CHLE            34,994        562,091         0.3
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ....................................  ISRL           249,668        456,496         0.2
    BANKS-REGIONAL
  Turkiye Is Bankasi (Isbank) "C" ...........................  TRKY         3,608,400        455,114         0.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................  CHLE            25,086   $    448,412         0.2
    INVESTMENT MANAGEMENT
  National Development Bank-/- ..............................  SLNKA          116,300        431,898         0.2
    BANKS-REGIONAL
  Bank Slaski S.A. ..........................................  POL              4,766        408,635         0.2
    BANKS-MONEY CENTER
  Banco Rio de La Plata S.A. - ADR-/- {\/} ..................  ARG             26,900        369,875         0.2
    BANKS-MONEY CENTER
  Bank of the Philippine Islands ............................  PHIL           147,000        367,041         0.2
    BANKS-MONEY CENTER
  Commercial Bank of Greece S.A. ............................  GREC             5,800        364,968         0.2
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA) - GDR{\/} ......  ARG              9,000        349,875         0.2
    REAL ESTATE
  Liberty Investors Ltd. ....................................  SAFR            61,400        312,924         0.2
    INVESTMENT MANAGEMENT
  Muslim Commercial Bank Ltd.-/- ............................  PAK            367,300        291,839         0.1
    BANKS-MONEY CENTER
  Global Menkul Degerler AS-/- ..............................  TRKY        12,103,256        290,769         0.1
    SECURITIES BROKER
  F.I.B.I. Holdings Ltd. ....................................  ISRL             1,520        269,696         0.1
    BANKS-REGIONAL
  Ayala Land, Inc. ..........................................  PHIL           633,600        249,169         0.1
    REAL ESTATE
  National Mortgage Bank of Greece ..........................  GREC             3,040        231,197         0.1
    BANKS-REGIONAL
  OTP Bank Rt. ..............................................  HGRY             4,270        202,446         0.1
    BANKS-MONEY CENTER
  Malayan Banking Bhd. ......................................  MAL             66,000        196,216         0.1
    BANKS-MONEY CENTER
  Egyptian American Bank SAE ................................  EGPT             5,363        137,129         0.1
    BANKS-MONEY CENTER
  Shinhan Bank-/- ...........................................  KOR             24,300         94,652          --
    BANKS-MONEY CENTER
  Samsung Fire & Marine Insurance-/- ........................  KOR                260         76,929          --
    INSURANCE - MULTI-LINE
  Kookmin Bank - GDR-/- {\/} ................................  KOR             10,400         68,224          --
    BANKS-MONEY CENTER
  Bangkok Bank Public Co., Ltd. - Foreign ...................  THAI            20,600         51,767          --
    BANKS-MONEY CENTER
  Thai Farmers Bank Public Co., Ltd. - Foreign ..............  THAI            17,200         39,435          --
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          33,980,074
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (13.3%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........  BRZL                --             --         1.6
    ELECTRICAL & GAS UTILITIES
    "B" ADR{\/} .............................................  --             118,958   $  2,661,685          --
    Common-/- ...............................................  --           9,090,500        373,637          --
    "B" Preferred ...........................................  --           4,460,000        198,955          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............  BRZL        11,865,398      3,009,152         1.4
    OIL
  Sasol Ltd. ................................................  SAFR           223,556      2,256,577         1.1
    ENERGY SOURCES
  LUKoil Holding - ADR{\/} ..................................  RUS             31,666      2,058,290         1.0
    OIL
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ............  RUS             57,100      1,827,200         0.9
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....  BRZL            36,144      1,752,984         0.8
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................  ARG             37,260      1,299,443         0.6
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........  CHLE            67,677      1,180,118         0.6
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................  BRZL         4,613,750      1,129,733         0.5
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ....................................  CHLE            37,038      1,090,306         0.5
    ELECTRICAL & GAS UTILITIES
  Bombay Suburban Electric Supply (BSES) Ltd. ...............  IND            199,850        921,959         0.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................  BRZL         2,271,290        913,680         0.4
    ELECTRICAL & GAS UTILITIES
  Cukurova Elektrik AS ......................................  TRKY           308,000        887,928         0.4
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ........  HGRY            26,400        805,860         0.4
    ENERGY SOURCES
  Manila Electric Co. "B" ...................................  PHIL           281,300        800,704         0.4
    ELECTRICAL & GAS UTILITIES
  Gener S.A. - ADR{\/} ......................................  CHLE            33,092        740,434         0.4
    ELECTRICAL & GAS UTILITIES
  The Hub Power Co., Ltd. - GDR-/- {\/} .....................  PAK             24,800        626,200         0.3
    ENERGY SOURCES
  Perez Companc S.A. "B" ....................................  ARG             71,460        429,518         0.2
    OIL
  Irkutskenergo - ADR{\/} ...................................  RUS             43,300        422,175         0.2
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR{\/} ..................................  RUS             54,820        383,740         0.2
    OIL
  Ingwe Coal Corp. ..........................................  SAFR            87,200        312,384         0.2
    COAL
  Petronas Gas Bhd. .........................................  MAL            124,000        301,622         0.1
    OIL
  Chilectra S.A. - ADR{\/} ..................................  CHLE            10,630        293,654         0.1
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................  BRZL        19,148,000   $    249,502         0.1
    OIL
  Electricity Generating Public Co., Ltd. - Foreign .........  THAI           126,100        245,013         0.1
    ELECTRICAL & GAS UTILITIES
  Tenaga Nasional Bhd. ......................................  MAL            108,000        217,459         0.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ..................................................  THAI            14,000        147,979         0.1
    OIL
  Korea Electric Power Corp. ................................  KOR             10,500        143,146         0.1
    ELECTRICAL & GAS UTILITIES
  Companhia Paranaense de Energia - Copel ...................  BRZL        10,185,000        117,571         0.1
    ELECTRICAL & GAS UTILITIES
  Transportadora de Gas del Sur S.A. (TGS) - ADR{\/} ........  ARG              2,000         23,125          --
    GAS PRODUCTION & DISTRIBUTION
  Banpu Public Co., Ltd. - Foreign ..........................  THAI             3,000         20,674          --
    COAL
                                                                                        ------------
                                                                                          27,842,407
                                                                                        ------------
Materials/Basic Industry (10.8%)
  Suez Cement Co. - Reg S GDR{c} {\/} .......................  EGPT           118,295      2,413,218         1.2
    CEMENT
  Helioplis Housing .........................................  EGPT            17,100      2,211,315         1.1
    BUILDING MATERIALS & COMPONENTS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................  MEX            406,179      1,997,326         1.0
    PAPER/PACKAGING
  Companhia Vale do Rio Doce Preferred ......................  BRZL            55,700      1,315,173         0.6
    METALS - STEEL
  De Beers Centenary AG - Linked Unit{.:} ...................  SAFR            42,900      1,112,301         0.5
    MISC. MATERIALS & COMMODITIES
  Industrias Penoles S.A. (CP) ..............................  MEX            255,003      1,053,731         0.5
    METALS - NON-FERROUS
  Reliance Industries Ltd. - GDR-/- {\/} ....................  IND            114,420      1,044,083         0.5
    CHEMICALS
  Cemex, S.A. de C.V. "CPO" .................................  MEX            203,800      1,020,203         0.5
    CEMENT
  Apasco, S.A. de C.V. ......................................  MEX            147,133      1,000,574         0.5
    CEMENT
  SA Iron & Steel Industrial Corporation Ltd. (ISCOR) .......  SAFR         2,706,606        873,185         0.4
    METALS - STEEL
  Anglo American Platinum Corporation Ltd. ..................  SAFR            44,900        718,045         0.3
    METALS - NON-FERROUS
  Compania de Minas Buenaventura S.A. - ADR{\/} .............  PERU            44,400        688,200         0.3
    METALS - NON-FERROUS
  Ameriyah Cement Co. .......................................  EGPT            32,500        629,464         0.3
    CEMENT
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........  CHLE            13,500        586,406         0.3
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Hindalco Industries Ltd.: .................................  IND                 --             --         0.2
    METALS - NON-FERROUS
    GDR{\/} .................................................  --              26,200   $    510,900          --
    Common ..................................................  --               1,634         31,083          --
  Siderca S.A. "A" ..........................................  ARG            213,000        513,381         0.2
    METALS - STEEL
  Larsen & Toubro Ltd. - Reg S GDR{c} {\/} ..................  IND             37,800        498,015         0.2
    CEMENT
  Grupo Mexico S.A.: ........................................  MEX                 --             --         0.2
    METALS - NON-FERROUS
    "B" .....................................................  --             133,100        432,143          --
    "L" .....................................................  --                 300            956          --
  Nan Ya Plastics Corp. .....................................  TWN            208,000        343,828         0.2
    PLASTICS & RUBBER
  AECI Ltd. .................................................  SAFR            65,400        323,602         0.2
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- ........................  TRKY         6,248,550        306,485         0.1
    GLASS
  Titan Cement Co., S.A. ....................................  GREC             3,400        291,033         0.1
    BUILDING MATERIALS & COMPONENTS
  Kuala Lumpur Kepong Bhd. ..................................  MAL            123,000        287,554         0.1
    FOREST PRODUCTS
  Makhteshim Chemical Works Ltd.-/- .........................  ISRL            31,439        267,009         0.1
    CHEMICALS
  Pannonplast Rt. ...........................................  HGRY             5,842        247,894         0.1
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co. .................................  EGPT            11,150        236,436         0.1
    CEMENT
  Golden Hope Plantations Bhd. ..............................  MAL            189,000        235,995         0.1
    FOREST PRODUCTS
  Fauji Fertilizer Co., Ltd. ................................  PAK            116,300        229,432         0.1
    CHEMICALS
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" .............  MEX            202,900        216,554         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. .............................  PAK             90,270        201,238         0.1
    CHEMICALS
  Formosa Plastics Corp. ....................................  TWN            113,000        193,646         0.1
    CHEMICALS
  Agros Holding S.A. "C"-/- .................................  POL              6,953        153,646         0.1
    MISC. MATERIALS & COMMODITIES
  HI Cement Corp. ...........................................  PHIL         1,178,000        141,184         0.1
    CEMENT
  Malakoff Bhd. .............................................  MAL             50,000        132,432         0.1
    FOREST PRODUCTS
  Israel Chemicals Ltd. .....................................  ISRL           101,158        122,029         0.1
    CHEMICALS
  Pohang Iron & Steel Co., Ltd. .............................  KOR              2,130        115,508         0.1
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Maderas y Sinteticos S.A. - ADR{\/} .......................  CHLE             7,000   $     66,938          --
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                          22,762,145
                                                                                        ------------
Multi-Industry/Miscellaneous (9.8%)
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ............  UK             281,000      2,214,280         1.1
    COUNTRY FUNDS
  Barlow Ltd. ...............................................  SAFR           216,924      2,097,326         1.0
    CONGLOMERATE
  Central Asia Regional Growth Fund(::) -/- {\/} ............  IRE            175,000      1,862,000         0.9
    COUNTRY FUNDS
  Haci Omer Sabanci Holding AS ..............................  TRKY        24,915,100      1,820,623         0.9
    CONGLOMERATE
  Rembrandt Group Ltd. ......................................  SAFR           185,300      1,687,046         0.8
    CONGLOMERATE
  NASR (El) City Company For Housing & Construction .........  EGPT            23,005      1,413,024         0.7
    MISCELLANEOUS
  Koc Holding AS ............................................  TRKY         6,419,150      1,362,222         0.7
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................  MEX            200,900      1,266,595         0.6
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .........................  MEX            172,177        914,754         0.4
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................  ISRL            32,643        828,316         0.4
    CONGLOMERATE
  Dogan Sirketler Grubu Holding AS-/- .......................  TRKY        13,003,000        741,913         0.4
    MULTI-INDUSTRY
  GT Taiwan Fund-/- +X+ {\/} ................................  TWN             49,751        703,483         0.3
    COUNTRY FUNDS
  John Keells Holdings Ltd.-/- ..............................  SLNKA          125,000        661,741         0.3
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. ...........  SAFR            10,920        646,231         0.3
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................  MEX             80,400        402,949         0.2
    MULTI-INDUSTRY
  Ayala Corp. ...............................................  PHIL           813,300        360,451         0.2
    CONGLOMERATE
  Quinenco S.A. - ADR-/- {\/} ...............................  CHLE            34,700        357,844         0.2
    CONGLOMERATE
  Alfa, S.A. de C.V. "A" ....................................  MEX             63,000        344,380         0.2
    CONGLOMERATE
  Antofagasta Holdings PLC ..................................  UK              46,200        252,246         0.1
    CONGLOMERATE
  ONA (Omnium Nord Africain) S.A. "A" .......................  MOR              1,320        139,891         0.1
    CONGLOMERATE
                                                                                        ------------
                                                                                          20,077,315
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (6.8%)
  South African Breweries Ltd. ..............................  SAFR            48,392   $  1,624,400         0.8
    BEVERAGES - ALCOHOLIC
  Hindustan Lever Ltd. ......................................  IND             40,650      1,615,144         0.8
    PERSONAL CARE/COSMETICS
  ITC Ltd. ..................................................  IND             79,900      1,586,827         0.8
    TOBACCO
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............  MEX            206,556      1,531,490         0.7
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .........................................  MEX            423,373        973,708         0.5
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} {\/} ...........  EGPT            28,114        894,025         0.4
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A. "B" - ADR{\/} ...................  CHLE            41,497        840,314         0.4
    BEVERAGES - NON-ALCOHOLIC
  Eastern Tobacco Co. .......................................  EGPT            31,185        710,312         0.3
    TOBACCO
  C.G. Smith Foods Ltd. .....................................  SAFR            41,000        641,069         0.3
    FOOD
  Compania Cervecerias Unidas S.A. - ADR{\/} ................  CHLE            18,100        500,013         0.2
    BEVERAGES - ALCOHOLIC
  Hellenic Bottling Co. S.A. ................................  GREC            12,620        469,847         0.2
    BEVERAGES - NON-ALCOHOLIC
  Rothmans of Pall Mall Bhd. ................................  MAL             48,800        405,568         0.2
    TOBACCO
  San Miguel Corp. "B" ......................................  PHIL           244,000        402,097         0.2
    BEVERAGES - ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................  BRZL           563,721        367,269         0.2
    BEVERAGES - ALCOHOLIC
  SUN Brewing Ltd. - GDR-/- {\/} ............................  RUS             19,500        347,826         0.2
    BEVERAGES - ALCOHOLIC
  Far Eastern Textile Ltd. ..................................  TWN            359,000        326,661         0.2
    TEXTILES & APPAREL
  Pepsi-Gemex S.A. - GDR-/- {\/} ............................  MEX             22,400        303,800         0.1
    BEVERAGES - NON-ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) .................  POL              1,639        163,224         0.1
    BEVERAGES - ALCOHOLIC
  Carlsberg Brewery Malaysia Bhd. ...........................  MAL             33,900        118,192         0.1
    BEVERAGES - ALCOHOLIC
  Oriental Weavers "C"-/- ...................................  EGPT             5,600        116,855         0.1
    TEXTILES & APPAREL
  Nong Shim Co., Ltd. .......................................  KOR              2,100         91,551          --
    FOOD
  Erciyas Biracilik ve Malt Sanayii AS ......................  TRKY           111,000         18,000          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          14,048,192
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (2.4%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............  TWN            122,448   $  2,525,490         1.2
    COMPUTERS & PERIPHERALS
  Formula Systems Ltd.-/- ...................................  ISRL            16,415        634,454         0.3
    SOFTWARE
  Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS ...  TRKY         2,885,500        456,365         0.2
    TELECOM TECHNOLOGY
  Tadiran Ltd. ..............................................  ISRL            10,100        393,379         0.2
    TELECOM TECHNOLOGY
  Delta Electronics, Inc. ...................................  TWN             98,000        359,660         0.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ..........................  ISRL             2,054        293,333         0.1
    SEMICONDUCTORS
  Samsung Electronics (1/2 of Common Share) - GDR{\/} .......  KOR              9,900        277,200         0.1
    SEMICONDUCTORS
  United Microelectronics Corporation Ltd.-/- ...............  TWN            128,000        240,704         0.1
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           5,180,585
                                                                                        ------------
Consumer Durables (2.1%)
  Bajaj Auto Ltd. ...........................................  IND             79,200      1,188,798         0.6
    AUTOMOBILES
  Imperial Holdings Ltd. ....................................  SAFR            52,840        721,615         0.3
    AUTOMOBILES
  Hon Hai Precision Industry-/- .............................  TWN            101,000        588,171         0.3
    CONSUMER ELECTRONICS
  Qingling Motors Co., Ltd.{*} ..............................  CHNA         1,022,000        442,024         0.2
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd. - GDR{\/} .......  IND             48,000        349,200         0.2
    AUTOMOBILES
  Mahindra & Mahindra Ltd. ..................................  IND             43,300        315,395         0.2
    AUTOMOBILES
  Ford Otomotiv Sanayi AS ...................................  TRKY           324,000        233,514         0.1
    AUTOMOBILES
  Tofas Turk Otomobil Fabrikasi AS ..........................  TRKY         4,219,000        219,608         0.1
    AUTOMOBILES
  Arcelik AS ................................................  TRKY         1,601,300        179,525         0.1
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------
                                                                                           4,237,850
                                                                                        ------------
Health Care (1.7%)
  Ranbaxy Laboratories Ltd. .................................  IND             79,850      1,334,857         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Teva Pharmaceutical Industries Ltd. .......................  ISRL            24,700      1,047,539         0.5
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................  HGRY             6,002        640,714         0.3
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) .................................................  EGPT             7,000        499,927         0.2
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (Continued)
  EGIS Rt. ..................................................  HGRY             4,750   $    247,724         0.1
    PHARMACEUTICALS
  Medison Co., Ltd. .........................................  KOR              8,200         67,174          --
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           3,837,935
                                                                                        ------------
Capital Goods (1.7%)
  NICE-Systems Ltd.-/- ......................................  ISRL            13,650        568,935         0.3
    TELECOM EQUIPMENT
  Taiwan Semiconductor Manufacturing Co.-/- .................  TWN            121,000        522,975         0.3
    MACHINERY & ENGINEERING
  Corporacion GEO, S.A. de C.V. "B"-/- ......................  MEX             51,700        357,688         0.2
    CONSTRUCTION
  ECI Telecommunications Ltd.{\/} ...........................  ISRL            10,600        323,300         0.2
    TELECOM EQUIPMENT
  Arabian International Construction-/- .....................  EGPT             6,298        296,159         0.1
    CONSTRUCTION
  Netas Telekomunik-/- ......................................  TRKY           670,200        249,564         0.1
    TELECOM EQUIPMENT
  Elektrim Spolka Akcyjna S.A. ..............................  POL             13,472        192,514         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Display Devices Co. ...............................  KOR              3,090        153,921         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ...................................  KOR             30,600        151,510         0.1
    INDUSTRIAL COMPONENTS
  Samsung Electro-Mechanics Co. .............................  KOR              6,600        138,427         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Sindo Ricoh Co. ...........................................  KOR              3,300        116,180         0.1
    OFFICE EQUIPMENT
  Delta Electronics (Thailand) Public Co., Ltd. - Foreign ...  THAI             6,200         63,927          --
    ELECTRICAL PLANT/EQUIPMENT
  LG Electronics ............................................  KOR              4,148         49,403          --
    ELECTRICAL PLANT/EQUIPMENT
  Madeco S.A. - ADR{\/} .....................................  CHLE             2,000         32,000          --
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           3,216,503
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $168,597,232) ................                            170,117,137        81.6
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (13.4%)
  Argentina (1.1%)
    Republic of Argentina:
      Par Bond Series L, 5.75% (6% at 4/99) due 3/31/23++ ...  USD          1,270,000        967,581         0.5
      Global Bond, 9.75% due 9/19/27 ........................  USD            419,000        404,021         0.2
      Global Bond, 11.375% due 1/30/17 ......................  USD            358,000        396,038         0.2
      Discount Bond, 6.625% due 3/31/23+ ....................  USD            415,000        357,678         0.2

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Brazil (2.1%)
    Republic of Brazil:
      C Bond, 5% (8% at 4/00) due 4/15/14 (Effective rate at
       year end is 8%, including "payment-in-kind" bonds.)[.]
       ++ ...................................................  USD          5,175,697   $  4,289,359         2.1
      Debt Conversion Bond Series L, 6.6875% due 4/15/12+ ...  USD            124,000         98,580          --
  Bulgaria (0.9%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       (2.5% at 7/98) due 7/28/12++ .........................  USD          1,500,000      1,014,375         0.5
      Interest Arrears Bond, 6.625% due 7/28/11+ ............  USD          1,000,000        790,625         0.4
  Croatia (0.4%)
    Croatian Government Series A, 6.625% due 7/31/10+ .......  USD          1,000,000        898,125         0.4
  Ecuador (0.4%)
    Republic of Ecuador:
      Past Due Interest Bond, 6.625% due 2/27/15[.]+ ........  USD            578,588        371,743         0.2
      Past Due Interest Bond, 6.625% due 2/27/15 -
       Registered[.]+ .......................................  USD            535,194        343,862         0.2
  Jordan (0.9%)
    Kingdom of Jordan, 5% (5.5% at 12/98) due 12/23/23 ......  USD          2,500,000      1,825,000         0.9
  Korea (0.3%)
    Republic of Korea, 8.875% due 4/15/08 ...................  USD            670,000        660,654         0.3
  Pakistan (0.1%)
    Republic of Pakistan, 6% due 2/26/02 - Reg S{c} .........  USD            285,000        268,613         0.1
  Panama (0.4%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% (4% at 7/98) due
       7/17/14++ ............................................  USD          1,173,000        921,538         0.4
      8.875% due 9/30/27 ....................................  USD             67,000         65,627          --
  Peru (0.3%)
    Republic of Peru, Past Due Interest Bond, 4% (4.5% at
     7/98) due 3/7/17++ .....................................  USD            946,000        645,054         0.3
  Philippines (0.3%)
    Republic of Philippines, 8.875% due 4/15/08 - 144A{.} ...  USD            320,000        316,512         0.2
    Bangko Sentral Pilipinas, 8.6% due 6/15/27 ..............  USD            226,000        205,991         0.1
  Russia (5.5%)
    Bank of Foreign Economic Affairs (Vnesheconombank)
     Interest Notes, 6.72% due 12/15/15+ ....................  USD         10,601,311      7,646,196         3.7
    Bank of Foreign Economic Affairs (Vnesheconombank)
     Principal Loans, 3.36% due 12/15/20+ ...................  USD          5,774,860      3,667,036         1.8
  Venezuela (0.7%)
    Republic of Venezuela, 9.25% due 9/15/27{j} .............  USD          1,734,000      1,535,891         0.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $26,379,949) ...............................................                             27,690,099
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (3.4%)
  Argentina (0.7%)
    Telefonica de Argentina, 9.125% due 5/7/08 - 144A{.} ....  USD          1,504,000   $  1,511,009         0.7
  Brazil (1.0%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} ........  USD            942,000        946,710         0.5
    Banco Hipotecario Espana, 10% due 4/17/03 - 144A{.} .....  USD            710,000        717,988         0.3
    Comtel Brasileira Ltd. "A", 10.75% due 9/26/04 -
     144A{.} ................................................  USD            165,000        169,125         0.1
    Banco Do Brasil (Cayman), 9.375% due 6/15/07 ............  USD            122,000        120,170         0.1
  China (0.4%)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} .......  USD            960,000        764,976         0.4
  Hong Kong (0.3%)
    Road King Infrastructure, 9.5% due 7/15/07 - 144A{.} ....  USD            700,000        571,760         0.3
  Korea (0.2%)
    L.G.-Caltex Oil Corp., 12.75% due 3/31/01 - 144A{.} .....  USD            511,000        519,943         0.2
    Pohang Iron & Steel, 2% due 10/9/00 .....................  JPY          5,500,000         36,996          --
    Korea Development Bank, 4.35% due 5/25/99 ...............  JPY          1,500,000         10,770          --
  Malaysia (0.1%)
    Tenaga Nasional Bhd., 7.875% due 6/15/04 - 144A{.} ......  USD            226,000        213,379         0.1
    Petroliam Nasional Bhd.:
      7.125% due 8/15/05 - 144A{.} ..........................  USD             94,000         83,308          --
      7.625% due 10/15/26 - 144A{.} .........................  USD             88,000         76,868          --
  Mexico (0.2%)
    Petroleos Mexicanos:
      9.25% due 3/30/18 - 144A{.} ...........................  USD            440,000        430,100         0.2
      9.5% due 9/15/27 - 144A{.} ............................  USD              4,000          4,010          --
  Russia (0.5%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} ................................................  USD            851,000      1,025,455         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ......  USD              5,000          4,425          --
                                                                                        ------------
Total Corporate Bonds (cost $7,326,458) .....................                              7,206,992
                                                                                        ------------
Structured Notes (0.2%)
  Korea (0.2%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02[::]
     (Issued by a newly created Delaware Business Trust,
     collateralized by triple A paper. This trust certificate
     has a credit risk component linked to the value of a
     referenced security: Korean Development Bank 1.875%
     2002.) (cost $470,000) .................................  USD            470,000        467,650         0.2
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $34,176,407) ...........                             35,364,741        17.0
                                                                                        ------------       -----


                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Delta Electronics (Thailand) Public Co., Ltd. (UNAV NP
   RTS), due 5/15/98 - Foreign ..............................  THAI             3,100         31,161          --
    ELECTRICAL PLANT/EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Samsung Electronics Rights, due 5/27/98 - GDR 144A{.}
   {\/} .....................................................  KOR                788          7,835          --
    SEMICONDUCTORS
  Samsung Development Rights, due 5/13/98 ...................  KOR                444   $      7,717          --
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------       -----

TOTAL RIGHTS (cost $27,062) .................................                                 46,713          --
                                                                                        ------------       -----


                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ...............  PHIL           659,400          1,893          --
                                                                                        ------------       -----
    OIL

TOTAL INVESTMENTS (cost $202,800,701)  * ....................                            205,530,484        98.6
Other Assets and Liabilities ................................                              2,882,202         1.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $208,412,686       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {*}  Security is denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {.:} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        +X+ The GT Global Developing Markets Fund (the "Fund") has invested in the GT Global Taiwan Fund, a fund managed by LGT Asset Management Ltd. who is an affiliate of the Fund's manager, Chancellor LGT Asset Management, Inc.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
       [::] Certain events may cause the contract to terminate prior to date shown.
        {j} All or part of the Fund's holdings in this security is segregated as collateral for extended settlement of derivative instruments. (See Note 1 of Notes to Financial Statements.)
          * For Federal income tax purposes, cost is $204,117,118 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  17,708,574
                 Unrealized depreciation:           (16,295,208)
                                                  -------------
                 Net unrealized appreciation:     $   1,413,366
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    3.1         1.8                       4.9
Brazil (BRZL/BRL) ....................   11.7         3.1                      14.8
Bulgaria (BUL/LEV) ...................                0.9                       0.9
Chile (CHLE/CLP) .....................    4.1                                   4.1
China (CHNA/RMB) .....................    0.2         0.4                       0.6
Croatia (CRT/HRK) ....................                0.4                       0.4
Ecuador (ECDR/ECS) ...................                0.4                       0.4
Egypt (EGPT/EGP) .....................    5.8                                   5.8
Greece (GREC/GRD) ....................    2.7                                   2.7
Hong Kong (HK/HKD) ...................    0.2         0.3                       0.5
Hungary (HGRY/HUF) ...................    2.0                                   2.0
India (IND/INR) ......................    6.2                                   6.2
Ireland (IRE/IEP) ....................    0.9                                   0.9
Israel (ISRL/ILS) ....................    3.1                                   3.1
Jordan (JDN/JOD) .....................                0.9                       0.9
Kazakhstan (KAZ/KTS) .................    0.3                                   0.3
Korea (KOR/KRW) ......................    0.7         0.7                       1.4
Malaysia (MAL/MYR) ...................    1.8         0.1                       1.9
Mexico (MEX/MXN) .....................    9.3         0.2                       9.5
Morocco (MOR/MAD) ....................    0.1                                   0.1
Pakistan (PAK/PKR) ...................    0.7         0.1                       0.8
Panama (PAN/PND) .....................                0.4                       0.4
Peru (PERU/PES) ......................    1.9         0.3                       2.2
Philippines (PHIL/PHP) ...............    1.9         0.3                       2.2
Poland (POL/PLZ) .....................    0.5                                   0.5
Russia (RUS/SUR) .....................    3.1         6.0                       9.1
South Africa (SAFR/ZAR) ..............    9.6                                   9.6
Sri Lanka (SLNKA/LKR) ................    0.5                                   0.5
Taiwan (TWN/TWD) .....................    4.1                                   4.1
Thailand (THAI/THB) ..................    0.3                                   0.3
Turkey (TRKY/TRL) ....................    5.6                                   5.6
United Kingdom (UK/GBP) ..............    1.2                                   1.2
United States (US/USD) ...............                               1.4        1.4
Venezuela (VENZ/VEB) .................                0.7                       0.7
                                        ------      -----            ---      -----
Total  ...............................   81.6        17.0            1.4      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $208,412,686.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................        37,065       122.90001   7/31/98   $     2,308
Japanese Yen............................        10,953       121.89997   7/31/98           778
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $51,104)......................        48,018                                   3,086
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 0.02%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $     3,086
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

-------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $202,800,701) (Note 1)................  $205,530,484
  U.S. currency.......................................................  $  444,445
  Foreign currencies (cost $2,551,489)................................   2,543,606     2,988,051
                                                                        ----------
  Receivable for securities sold..................................................     4,460,160
  Interest receivable.............................................................       772,897
  Dividends receivable............................................................       682,025
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2)..................       540,059
  Unamortized organizational costs (Note 1).......................................        50,225
  Receivable for Fund shares sold.................................................         4,417
  Receivable for open forward foreign currency contracts (Note 1).................         3,086
                                                                                    ------------
    Total assets..................................................................   215,031,404
                                                                                    ------------
Liabilities:
  Payable for securities purchased................................................     5,089,190
  Payable for Fund shares repurchased.............................................       760,558
  Payable for investment management and administration fees (Note 2)..............       422,779
  Payable for professional fees...................................................       105,562
  Payable for transfer agent fees (Note 2)........................................        71,387
  Payable for service and distribution expenses (Note 2)..........................        50,898
  Payable for custodian fees......................................................        17,067
  Payable for printing and postage expenses.......................................        16,019
  Payable for Directors' fees and expenses (Note 2)...............................        13,860
  Payable for registration and filing fees........................................        10,941
  Payable for fund accounting fees (Note 2).......................................         4,224
  Other accrued expenses..........................................................        56,233
                                                                                    ------------
    Total liabilities.............................................................     6,618,718
                                                                                    ------------
Net assets........................................................................  $208,412,686
                                                                                    ------------
                                                                                    ------------
Class A:
Net asset value and redemption price per share ($208,168,793 DIVIDED BY 16,756,318
 shares outstanding)..............................................................  $      12.42
                                                                                    ------------
                                                                                    ------------
Maximum offering price per share (100/95.25 of $12.42) *..........................  $      13.04
                                                                                    ------------
                                                                                    ------------
Class B:+
Net asset value and offering price per share ($207,318 DIVIDED BY 16,731 shares
 outstanding).....................................................................  $      12.39
                                                                                    ------------
                                                                                    ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($36,575
 DIVIDED BY 2,941 shares outstanding).............................................  $      12.44
                                                                                    ------------
                                                                                    ------------
Net assets consist of:
  Paid in capital (Note 4)........................................................  $303,197,267
  Undistributed net investment income.............................................     1,755,638
  Accumulated net realized loss on investments and foreign currency
   transactions...................................................................   (99,259,192)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies.....................................................................       (10,810)
  Net unrealized appreciation of investments......................................     2,729,783
                                                                                    ------------
Total -- representing net assets applicable to capital shares outstanding.........  $208,412,686
                                                                                    ------------
                                                                                    ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                            STATEMENT OF OPERATIONS

                        Six months ended April 30, 1998

-------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...........................................................................  $ 4,633,495
  Dividend income (net of foreign withholding tax of $104,449)..............................    2,423,523
  Securities lending income.................................................................      155,608
                                                                                              -----------
    Total investment income.................................................................    7,212,626
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,130,939
  Transfer agent fees (Note 2)..............................................................      392,250
  Professional fees.........................................................................      354,647
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   298,300
    Class B....................................................................          709      299,009
                                                                                 -----------
  Interest expense (Note 1).................................................................      260,016
  Printing and postage expenses.............................................................      147,676
  Custodian fees............................................................................       83,146
  Registration and filing fees..............................................................       78,500
  Fund accounting fees (Note 2).............................................................       37,617
  Amortization of organization costs (Note 1)...............................................       35,087
  Directors' fees and expenses (Note 2).....................................................       15,204
  Other expenses............................................................................        4,477
                                                                                              -----------
    Total expenses before reductions........................................................    2,838,568
                                                                                              -----------
      Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2).................     (540,059)
      Expense reductions (Note 5)...........................................................      (40,839)
                                                                                              -----------
    Total net expenses......................................................................    2,257,670
                                                                                              -----------
Net investment income.......................................................................    4,954,956
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments.............................................  (41,994,248)
  Net realized loss on foreign currency transactions...........................   (1,662,852)
                                                                                 -----------
    Net realized loss during the period.....................................................  (43,657,100)
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................      196,235
  Net change in unrealized appreciation of investments.........................   43,290,356
                                                                                 -----------
    Net unrealized appreciation during the period...........................................   43,486,591
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................     (170,509)
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $ 4,784,447
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                 APRIL 30, 1998    OCTOBER 31, 1997   DECEMBER 31, 1996
                                                                ----------------   ----------------   -----------------
Decrease in net assets
Operations:
  Net investment income.......................................   $   4,954,956      $   9,089,483       $ 19,406,553
  Net realized gain (loss) on investments and foreign currency
   transactions...............................................     (43,657,100)        45,653,300            945,154
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign
   currencies.................................................         196,235           (297,303)            91,835
  Net change in unrealized appreciation (depreciation) of
   investments................................................      43,290,356       (101,078,671)        78,628,364
                                                                ----------------   ----------------   -----------------
    Net increase (decrease) in net assets resulting from
     operations...............................................       4,784,447        (46,633,191)        99,071,906
                                                                ----------------   ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..................................     (11,843,408)                --        (17,407,047)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..................................          (1,499)                --                 --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..................................             (46)                --                 --
                                                                ----------------   ----------------   -----------------
    Total distributions.......................................     (11,844,953)                --        (17,407,047)
                                                                ----------------   ----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested............      11,481,861                 --                 --
  Decrease from capital shares repurchased....................    (253,387,857)                --                 --
                                                                ----------------   ----------------   -----------------
    Net increase (decrease) from capital share transactions...    (241,905,996)                --                 --
                                                                ----------------   ----------------   -----------------
Total decrease in net assets..................................    (248,966,502)       (46,633,191)        81,664,859
Net assets:
  Beginning of period.........................................     457,379,188        504,012,379        422,347,520
                                                                ----------------   ----------------   -----------------
  End of period *.............................................   $ 208,412,686      $ 457,379,188       $504,012,379
                                                                ----------------   ----------------   -----------------
                                                                ----------------   ----------------   -----------------
 * Includes undistributed net investment income of............   $   1,755,638      $   8,645,635       $    363,782
                                                                ----------------   ----------------   -----------------
                                                                ----------------   ----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS A+
                                          ---------------------------------------------------------------------------
                                                                                                     JANUARY 11, 1994
                                                                                                      (COMMENCEMENT
                                          SIX MONTHS     TEN MONTHS            YEAR ENDED             OF OPERATIONS)
                                            ENDED           ENDED             DECEMBER 31,                  TO
                                          APRIL 30,      OCTOBER 31,     -----------------------       DECEMBER 31,
                                           1998 (D)       1997 (E)       1996 (E)      1995 (E)          1994 (E)
                                          ----------     -----------     ---------     ---------     ----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $  12.56        $  13.84       $  11.60      $  12.44         $  15.00
                                          ----------     -----------     ---------     ---------     ----------------
Income from investment operations:
  Net investment income.................      0.23*{/\}       0.25           0.53          0.72             0.35
  Net realized and unrealized gain
   (loss) on investments................        --           (1.53)          2.19         (0.84)           (2.46)
                                          ----------     -----------     ---------     ---------     ----------------
    Net increase (decrease) from
     investment operations..............      0.23           (1.28)          2.72         (0.12)           (2.11)
                                          ----------     -----------     ---------     ---------     ----------------
  Redemption fees retained (Note 4).....      0.23              --             --            --               --
                                          ----------     -----------     ---------     ---------     ----------------
  Distributions to shareholders:
    From net investment income..........     (0.60)             --          (0.48)        (0.72)           (0.35)
    From net realized gain on
     investments........................        --              --             --            --            (0.10)
                                          ----------     -----------     ---------     ---------     ----------------
      Total distributions...............     (0.60)             --          (0.48)        (0.72)           (0.45)
                                          ----------     -----------     ---------     ---------     ----------------
Net asset value, end of period..........  $  12.42        $  12.56       $  13.84      $  11.60         $  12.44
                                          ----------     -----------     ---------     ---------     ----------------
                                          ----------     -----------     ---------     ---------     ----------------
    Market value, end of period.........  $    N/A        $  11.81       $  11.63      $   9.75         $   9.75
                                          ----------     -----------     ---------     ---------     ----------------
                                          ----------     -----------     ---------     ---------     ----------------
    Total investment return (based on
     market value)......................       N/A            1.62%(b)      24.18%         6.60%          (32.16)% (b)
    Total investment return (based on
     net asset value)...................      3.68%(b)(c)     (9.25)%(b)    23.59%        (0.95)%         (14.07)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $208,169        $457,379       $504,012      $422,348         $452,872
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      3.06%(a)        2.03%(a)       4.07%         6.33%            2.75% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.56%(a)        1.95%(a)       4.04%         6.30%            2.75% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      1.72%(a)        1.75%(a)       1.82%         1.77%            2.01% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.22%(a)        1.83%(a)       1.85%         1.80%            2.01% (a)
Ratio of interest expense to average net
 assets (Note 1)+++.....................      0.22%(a)         N/A            N/A           N/A              N/A
Portfolio turnover rate.................        99%(a)         184%(a)        138%           75%              56%
Average commission rate per share paid
 on portfolio transactions..............  $ 0.0017        $ 0.0023       $ 0.0022           N/A              N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
 (e) These financial highlights provide per share information of G.T. Global Developing Markets Fund, Inc. ("Predecessor Fund") (See Note 1 to Notes to Financial Statements) for the periods up to and including October 31, 1997. The fees and expenses of the Fund differ from those of the Predecessor Fund.
{/\} Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment would have been $0.09, $0.07 and $0.13 per share for Class A, B, and Advisor, respectively.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A, B, and Advisor.
  + All capital shares issued and outstanding October 31, 1997 were reclassified as Class A shares.
 ++ Commencing November 1, 1997, the Fund began offering Class B and Advisor Class shares.
+++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                              CLASS B++          ADVISOR CLASS++
                                          -----------------     -----------------
                                             SIX MONTHS            SIX MONTHS
                                                ENDED                 ENDED
                                          APRIL 30, 1998(D)     APRIL 30, 1998(D)
                                          -----------------     -----------------
Per Share Operating Performance:
Net asset value, beginning of period....      $ 12.56               $ 12.56
                                          -----------------     -----------------
Income from investment operations:
  Net investment income.................         0.21*{/\}             0.27*{/\}
  Net realized and unrealized gain
   (loss) on investments................        (0.01)                (0.02)
                                          -----------------     -----------------
    Net increase (decrease) from
     investment operations..............         0.20                  0.25
                                          -----------------     -----------------
  Redemption fees retained (Note 4).....         0.23                  0.23
                                          -----------------     -----------------
  Distributions to shareholders:
    From net investment income..........        (0.60)                (0.60)
    From net realized gain on
     investments........................           --                    --
                                          -----------------     -----------------
      Total distributions...............        (0.60)                (0.60)
                                          -----------------     -----------------
Net asset value, end of period..........      $ 12.39               $ 12.44
                                          -----------------     -----------------
                                          -----------------     -----------------

    Total investment return (based on
     net asset value)...................         3.36% (b)(c)          3.88% (b)(c)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $   207               $    37
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.32% (a)             3.32% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.82% (a)             2.82% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.46% (a)             1.46% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.96% (a)             1.96% (a)
Ratio of interest expense to average net
 assets (Note 1)+++.....................         0.22% (a)             0.22% (a)
Portfolio turnover rate.................           99% (a)               99% (a)
Average commission rate per share paid
 on portfolio transactions..............      $0.0017               $0.0017

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
{/\} Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment would have been $0.09, $0.07 and $0.13 per share for Class A, B, and Advisor, respectively.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A, B, and Advisor.
  + All capital shares issued and outstanding October 31, 1997 were reclassified as Class A shares.
 ++ Commencing November 1, 1997, the Fund began offering Class B and Advisor Class shares.
+++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

-------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)

GT Global Developing Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and the Fund was renamed AIM Developing Markets Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

On October 31, 1997, at the close of business, the Fund acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc., a Maryland corporation registered under the 1940 Act as a non-diversified closed-end management investment company ("Predecessor Fund"), in exchange for Class A shares of the Fund in a tax-free reorganization of the Predecessor Fund. Shareholders of the Predecessor Fund approved the reorganization on October 20, 1997. Prior to October 28, 1997 the Closed-End Fund's shares traded on the New York Stock Exchange.

Commencing November 1, 1997, the Fund began to offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for securities or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations existing from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term investments, forward foreign currency contracts, sales of foreign currencies, currency gains or

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection of income on securities, income is recorded net of all

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the market risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $13,962,416 were on loan to brokers. The loans were secured by cash collateral of $14,552,194 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received securities lending income of $155,608.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $54,472,976 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states aggregated $353,775. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(O) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
The Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund has purchased and sold when-issued securities during the period and has set aside liquid securities as collateral for these commitments.

(P) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager ("GT Funds"), has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, the Fund had no loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $7,671,408, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the six months ended April 30, 1998 was $210,460. Other interest expense charges amounted to $49,556.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Fund's investment manager and administrator. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the six months ended April 30, 1998, GT Global did not retain any of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global did not collect CDSCs for the six months ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the six months ended April 30, 1998, GT Global did not collect any CDSCs. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by the waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $120,141,572 and $302,645,182, respectively. There were no purchases of U.S. government obligations by the Fund for the period. Sales of U.S. government obligations by the Fund were $7,170,550 for the period.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of GT Global Developing Markets Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

(inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998
                                          -----------------------------------
CLASS A                                       SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................          252,838  $        3,022,409
Shares issued in connection with
  reinvestment of distributions.........          676,249           8,202,878
                                          ---------------  ------------------
                                                  929,087          11,225,287
Shares repurchased including those
  purchased in connection with open
  ending of the Fund on 11/1/97*........      (20,589,436)       (253,365,429)
                                          ---------------  ------------------
Net decrease............................      (19,660,349) $     (242,140,142)
                                          ---------------  ------------------
                                          ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................           18,606  $          220,436
Shares issued in connection with
  reinvestment of distributions.........              124               1,499
                                          ---------------  ------------------
                                                   18,730             221,935
Shares repurchased......................           (1,999)            (22,428)
                                          ---------------  ------------------
Net increase............................           16,731  $          199,507
                                          ---------------  ------------------
                                          ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................            2,937  $           34,593
Shares issued in connection with
  reinvestment of distributions.........                4                  46
                                          ---------------  ------------------
                                                    2,941              34,639
Shares repurchased......................               --                  --
                                          ---------------  ------------------
Net increase............................            2,941  $           34,639
                                          ---------------  ------------------
                                          ---------------  ------------------

--------------
* The redemption amount for Class A redemptions is net of a 2% redemption fee of $4,923,187 incurred in the period from November 1, 1997 to April 30, 1998 in connection with redemptions upon the open ending of the Fund.

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended April 30, 1998, the Fund's expenses were reduced by $40,839 under these arrangements.

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter, and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

                        GT GLOBAL DEVELOPING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GT Global Developing Markets Fund ("Fund"):

We have audited the accompanying statement of assets and liabilities of GT Global Developing Markets Fund (formerly G.T. Global Developing Markets Fund, Inc.), including the portfolio of investments, as of October 31, 1997, the related statement of operations for the ten months then ended and for the year ended December 31, 1996, the statements of changes in net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Developing Markets Fund as of October 31, 1997, the results of its operations for the ten months then ended and for the year ended December 31, 1996, the changes in its net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

'

                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                       GT GLOBAL DEVELOPING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (13.0%)
  LUKoil Holding - ADR{\/} ................................   RUS              97,586   $  8,172,833         1.8
    OIL
  Sasol Ltd. ..............................................   SAFR            537,556      6,481,964         1.4
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ..........   BRZL         27,126,040      5,044,302         1.1
    OIL
  C.A. La Electricidad de Caracas .........................   VENZ          3,443,139      4,526,264         1.0
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) -
   ADR{\/} ................................................   BRZL             94,834      3,793,360         0.8
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .......   BRZL                 --             --         0.8
    ELECTRICAL & GAS UTILITIES
    "B" ADR{\/} ...........................................   --              118,958      2,617,076          --
    Preferred .............................................   --            2,112,000        913,846          --
  Chilgener S.A. - ADR{\/} ................................   CHLE            124,972      3,374,244         0.7
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ..................................   CHLE             94,858      3,130,314         0.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} .........   CHLE            127,657      2,569,097         0.6
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ......................................   ARG              68,960      2,206,720         0.5
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ...................   PAK              70,300      2,196,875         0.5
    ENERGY SOURCES
  Light - Participacoes S.A. ..............................   BRZL          7,485,850      1,914,922         0.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ..................   BRZL          5,322,290      1,767,016         0.4
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} ............................   RUS             174,640      1,484,440         0.3
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ................................................   THAI            138,800      1,415,622         0.3
    OIL
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ..........   RUS              40,700      1,271,875         0.3
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" .................................   PHIL            361,110      1,111,108         0.2
    ELECTRICAL & GAS UTILITIES
  Bombay Suburban Electric Supply (BSES) Ltd. .............   IND             200,000      1,004,209         0.2
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ......   HGRY             43,600        942,850         0.2
    ENERGY SOURCES
  Mosenergo: ..............................................   RUS                  --             --         0.2
    ELECTRICAL & GAS UTILITIES
    ADR-/- {\/} ...........................................   --               10,964        460,488          --
    144A ADR{.} {\/} ......................................   --               10,000        420,000          --
  Korea Electric Power Corp. - ADR{\/} ....................   KOR              93,330        764,139         0.2
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign .......   THAI            447,200        745,333         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. ......................................   ARG             100,460        629,257         0.1
    OIL

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (Continued)
  Tenaga Nasional Bhd. ....................................   MAL             235,000   $    508,261         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. .............................................   KOR              10,980        148,688          --
    OIL
  Guangdong Electric Power Development Co., Ltd. "B"{*} ...   CHNA            201,000        113,371          --
    ENERGY SOURCES
                                                                                        ------------
                                                                                          59,728,474
                                                                                        ------------
Multi-Industry/Miscellaneous (11.6%)
  Barlow Ltd. .............................................   SAFR            657,524      6,629,920         1.4
    CONGLOMERATE
  PT Telekomunikasi Indonesia .............................   INDO          5,018,500      4,683,001         1.0
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. .........   SAFR            104,020      4,498,162         1.0
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX             567,700      3,610,164         0.8
    MULTI-INDUSTRY
  Delta Corporation Ltd. (subdivision)-/- .................   ZBBW          2,472,400      3,520,823         0.8
    MULTI-INDUSTRY
  ITC Ltd.: ...............................................   IND                  --             --         0.7
    MULTI-INDUSTRY
    Common ................................................   --              136,000      2,102,842          --
    GDR-/- {\/} ...........................................   --               44,370        811,971          --
  Billiton PLC-/- .........................................   SAFR            980,865      2,875,301         0.6
    CONGLOMERATE
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ..........   UK              281,000      2,810,000         0.6
    COUNTRY FUNDS
  PT Gudang Garam .........................................   INDO            949,500      2,697,744         0.6
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. .........................   HK              870,000      2,386,028         0.5
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. .......................   HK              471,000      2,096,041         0.5
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .......................   MEX             263,477      2,044,708         0.4
    CONGLOMERATE
  Central Asia Regional Growth Fund-/- {\/} ...............   IRE             210,000      1,999,200         0.4
    COUNTRY FUNDS
  Malaysian Resources Corp., Bhd. .........................   MAL           2,396,000      1,425,077         0.3
    CONGLOMERATE
  Koc Holding AS ..........................................   TRKY          3,234,900      1,216,923         0.3
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ................   MEX             240,600      1,181,389         0.3
    MULTI-INDUSTRY
  NASR (El) City Company For Housing & Construction-/- ....   EGPT             17,005      1,175,296         0.3
    MISCELLANEOUS
  PT Bimantara Citra ......................................   INDO          1,219,000      1,120,529         0.2
    MULTI-INDUSTRY
  PT Hanjaya Mandala Sampoerna ............................   INDO            590,500      1,032,141         0.2
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd.: ...................................   ISRL                 --             --         0.2
    CONGLOMERATE
    ADR{\/} ...............................................   --               22,043   $    471,169          --
    Common ................................................   --                2,850        294,482          --
  Graboplast Rt. ..........................................   HGRY             13,452        725,231         0.2
    MISCELLANEOUS
  GT Taiwan Fund-/- +X+ {\/} ..............................   TWN              49,751        626,368         0.1
    COUNTRY FUNDS
  Quinenco S.A. - ADR-/- {\/} .............................   CHLE             32,400        473,850         0.1
    CONGLOMERATE
  Discount Investment Corp. ...............................   ISRL             11,613        316,356         0.1
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          52,824,716
                                                                                        ------------
Services (11.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ...........   BRZL                 --             --         2.3
    TELEPHONE NETWORKS
    ADR{\/} ...............................................   --               57,481      5,834,322          --
    Common ................................................   --           49,594,258      4,408,329          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} .........   MEX             176,363      7,627,700         1.7
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/} ..............................................   VENZ            114,579      5,012,831         1.1
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: .................................   SAFR                 --             --         0.8
    RETAILERS-OTHER
    Common ................................................   --            1,889,154      2,847,477          --
    "N" ...................................................   --              780,702      1,071,234          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .......   CHLE            128,402      3,563,156         0.8
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU            155,070      3,062,633         0.7
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ....................................   MEX                  --             --         0.3
    RETAILERS-OTHER
    "C" ...................................................   --              636,000      1,104,431          --
    "A" ...................................................   --              306,000        563,626          --
    "B" ...................................................   --               66,334        132,509          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ..............................................   BRZL          9,188,127      1,666,932         0.4
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ..........................   IND             233,600      1,627,623         0.4
    TELECOM - OTHER
  Telefonica de Argentina S.A. - ADR{\/} ..................   ARG              55,228      1,553,288         0.3
    TELEPHONE NETWORKS
  Indian Hotels Co., Ltd.: ................................   IND                  --             --         0.2
    LEISURE & TOURISM
    GDR-/- {\/} ...........................................   --               35,200        607,200          --
    Common ................................................   --               25,850        418,541          --
  Migros Turk T.A.S. ......................................   TRKY            848,300        890,294         0.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ......................   PORT             20,551        843,433         0.2
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Services (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI          1,878,600   $    841,164         0.2
    TELEPHONE NETWORKS
  PT Citra Marga Nusaphala Persada ........................   INDO          2,847,000        812,862         0.2
    BUSINESS & PUBLIC SERVICES
  PT Indosat ..............................................   INDO            344,500        779,683         0.2
    TELECOM - OTHER
  Santa Isabel S.A. - ADR{\/} .............................   CHLE             40,666        752,321         0.2
    RETAILERS-FOOD
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ...........................................   PORT             18,602        695,194         0.2
    RETAILERS-OTHER
  Danubius Hotel and Spa Rt.-/- ...........................   HGRY             21,940        686,611         0.2
    LEISURE & TOURISM
  Konsortium Perkapalan Bhd. ..............................   MAL             267,000        501,277         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK               6,000        486,000         0.1
    TELEPHONE NETWORKS
  Advanced Info. Service - Foreign ........................   THAI             85,700        460,478         0.1
    WIRELESS COMMUNICATIONS
  Investec-Consultoria Internacional S.A.-/- ..............   PORT             14,612        457,144         0.1
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ..........................................   ISRL            154,231        443,830         0.1
    RETAILERS-FOOD
  BEC World Public Co., Ltd. - Foreign ....................   THAI             77,800        406,418         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ..................   PORT              3,854        252,110         0.1
    RETAILERS-OTHER
  Siam Makro Public Co., Ltd. - Foreign-/- ................   THAI            170,000        224,129          --
    RETAILERS-OTHER
  PT Matahari Putra Prima .................................   INDO          1,035,000        201,811          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ...   BRZL            495,118        129,349          --
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. .............................   HK              162,000         50,298          --
    TRANSPORTATION - ROAD & RAIL
                                                                                        ------------
                                                                                          51,016,238
                                                                                        ------------
Materials/Basic Industry (10.9%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..............   MEX           1,389,779      6,125,014         1.3
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ..........   SAFR          9,521,806      4,948,964         1.1
    METALS - STEEL
  Sappi Ltd. ..............................................   SAFR            587,133      3,722,985         0.8
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ...........................   EGPT            166,230      3,507,942         0.8
    CEMENT
  Suez Cement Co. - Reg S GDR{c} {\/} .....................   EGPT            158,195      3,282,546         0.7
    CEMENT
  Apasco S.A. .............................................   MEX             428,533      2,617,387         0.6
    CEMENT

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  Industrias Penoles S.A. (CP) ............................   MEX             634,803   $  2,527,808         0.6
    METALS - NON-FERROUS
  Ameriyah Cement Co.-/- ..................................   EGPT             94,500      2,390,294         0.5
    CEMENT
  De Beers Centenary AG - Linked Unit{=} ..................   SAFR             78,000      1,861,622         0.4
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co.-/- ............................   EGPT             67,950      1,858,632         0.4
    CEMENT
  Hindalco Industries Ltd. ................................   IND              63,600      1,660,561         0.4
    METALS - NON-FERROUS
  Paints & Chemical Industry: .............................   EGPT                 --             --         0.3
    CHEMICALS
    Common-/- .............................................   --               31,400      1,052,916          --
    144A GDR{.} -/- {\/} ..................................   --               44,000        440,000          --
  Pohang Iron & Steel Co., Ltd. - ADR{\/} .................   KOR              88,870      1,444,138         0.3
    METALS - STEEL
  Turk Sise ve Cam Fabrikalari AS-/- ......................   TRKY         16,264,000      1,396,565         0.3
    GLASS
  North Cairo Flour Mills-/- ..............................   EGPT             32,010      1,393,376         0.3
    MISC. MATERIALS & COMMODITIES
  Pannonplast Rt. .........................................   HGRY             20,732      1,138,897         0.2
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- ....................................   EGPT              8,000      1,094,353         0.2
    BUILDING MATERIALS & COMPONENTS
  Grupo Industrial Minera Mexico "L" ......................   MEX             277,300        823,598         0.2
    METALS - NON-FERROUS
  Maanshan Iron and Steel Co. "H"{*} ......................   CHNA          4,939,000        785,895         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .......   CHLE             12,200        632,875         0.1
    CHEMICALS
  Israel Chemicals Ltd. ...................................   ISRL            499,158        625,750         0.1
    CHEMICALS
  Cosco Pacific Ltd. ......................................   HK              516,000        600,776         0.1
    PAPER/PACKAGING
  Cimpor-Cimentos de Portugal, SGPS S.A. ..................   PORT             21,964        555,972         0.1
    CEMENT
  PT Aneka Tambang-/- .....................................   INDO          1,364,500        532,117         0.1
    METALS - NON-FERROUS
  Engro Chemicals Pakistan Ltd. ...........................   PAK             137,800        435,263         0.1
    CHEMICALS
  HI Cement Corp. .........................................   PHIL          3,961,000        361,117         0.1
    CEMENT
  Cahya Mata Sarawak Bhd. .................................   MAL             355,000        345,509         0.1
    BUILDING MATERIALS & COMPONENTS
  Siam Cement Co., Ltd. - Foreign .........................   THAI             39,800        338,597         0.1
    CEMENT
  Agros Holding S.A.-/- ...................................   POL              16,123        338,212         0.1
    MISC. MATERIALS & COMMODITIES
  Compania de Minas Buenaventura S.A. - ADR{\/} ...........   PERU             16,000        287,000         0.1
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                       GT GLOBAL DEVELOPING MARKETS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  PT Indah Kiat Pulp & Paper Corp.Tbk .....................   INDO            709,000   $    271,553         0.1
    PAPER/PACKAGING
  Fauji Fertilizer Co., Ltd. ..............................   PAK             116,300        258,997         0.1
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                          49,657,231
                                                                                        ------------
Finance (8.3%)
  ABSA Group Ltd. .........................................   SAFR            761,136      4,509,849         1.0
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ..................   BRZL        142,972,483      3,628,783         0.8
    BANKS-MONEY CENTER
  State Bank of India Ltd.: ...............................   IND                  --             --         0.7
    BANKS-MONEY CENTER
    Common ................................................   --              267,000      1,931,961          --
    GDR{\/} ...............................................   --               71,640      1,318,176          --
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ................................................   CHLE            142,366      2,384,631         0.5
    INVESTMENT MANAGEMENT
  Egyptian American Bank SAE-/- ...........................   EGPT             57,663      1,857,088         0.4
    BANKS-MONEY CENTER
  Commercial International Bank: ..........................   EGPT                 --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ......................................   --               58,000      1,261,500          --
    Common ................................................   --               23,940        553,789          --
  Banco de A. Edwards - ADR{\/} ...........................   CHLE            100,934      1,753,728         0.4
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ................................   PERU             94,800      1,700,475         0.4
    BANKS-MONEY CENTER
  Global Menkul Degerler AS-/- ............................   TRKY         69,103,256      1,601,182         0.4
    SECURITIES BROKER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ................................................   PAN              37,631      1,495,832         0.3
    OTHER FINANCIAL
  Turkiye Is Bankasi (Isbank) "C" .........................   TRKY         15,098,500      1,461,119         0.3
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ........   ARG              48,968      1,205,837         0.3
    BANKS-MONEY CENTER
  Aksigorta A.S. ..........................................   TRKY         15,080,000      1,171,573         0.3
    INSURANCE - MULTI-LINE
  Liberty Life Association of Africa Ltd. .................   SAFR             37,400        933,056         0.2
    INSURANCE-LIFE
  BPI-SGPS S.A. ...........................................   PORT             40,637        914,217         0.2
    BANKS-MONEY CENTER
  Yapi ve Kredi Bankasi AS ................................   TRKY         29,106,092        888,639         0.2
    BANKS-REGIONAL
  Kookmin Bank - GDR-/- {\/} ..............................   KOR             128,480        822,272         0.2
    BANKS-MONEY CENTER
  Ayala Land, Inc. "B" ....................................   PHIL          1,723,800        675,278         0.1
    REAL ESTATE
  Bank Leumi Le - Israel ..................................   ISRL            406,668        624,411         0.1
    BANKS-REGIONAL
  Metroplex Bhd. ..........................................   MAL           1,751,000        610,141         0.1
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

         1000
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Finance (Continued)
  Turkiye Garanti Bankasi AS ..............................   TRKY         11,565,600   $    599,025         0.1
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ......................................   ISRL            244,830        579,448         0.1
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ..........................   PAK             546,500        558,844         0.1
    BANKS-MONEY CENTER
  JSC Kazkommertsbank Co. - GDR-/- {\/} (.) ...............   KAZ              26,600        558,600         0.1
    BANKS-REGIONAL
  SM Prime Holdings, Inc. .................................   PHIL          2,664,600        470,670         0.1
    REAL ESTATE
  Thai Farmers Bank Public Co., Ltd. - Foreign ............   THAI            166,400        455,323         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. ........................................   POL               7,316        426,767         0.1
    BANKS-MONEY CENTER
  Banco Santander Chile - ADR{\/} .........................   CHLE             28,100        365,300         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ...............   THAI            392,300        341,555         0.1
    REAL ESTATE
  Belle Corp.-/- ..........................................   PHIL          3,297,000        300,581         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. .......................   MAL             116,200        209,432          --
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign .................   THAI             56,400        196,418          --
    BANKS-MONEY CENTER
  C & P Homes, Inc. .......................................   PHIL          1,382,000        104,339          --
    REAL ESTATE
                                                                                        ------------
                                                                                          38,469,839
                                                                                        ------------
Consumer Non-Durables (6.5%)
  South African Breweries Ltd. ............................   SAFR            226,892      6,037,874         1.3
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" ............   MEX             738,356      5,217,126         1.1
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .......................................   MEX             883,073      3,468,838         0.8
    FOOD
  Companhia Cervejaria Brahma Preferred ...................   BRZL          4,662,721      2,918,430         0.6
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ...................................   SAFR            174,000      2,496,050         0.5
    FOOD
  Eastern Tobacco Co.-/- ..................................   EGPT             90,785      2,276,300         0.5
    TOBACCO
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} .....   EGPT             62,514      1,719,135         0.4
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A.: ..............................   CHLE                 --             --         0.4
    BEVERAGES - NON-ALCOHOLIC
    "B" ADR{\/} ...........................................   --               41,497        850,689          --
    "A" ADR{\/} ...........................................   --               34,400        825,600          --
  Hindustan Lever Ltd. ....................................   IND              40,650      1,438,245         0.3
    PERSONAL CARE/COSMETICS
  San Miguel Corp. "B" ....................................   PHIL            851,600        958,353         0.2
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

         1001
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Consumer Non-Durables (Continued)
  Compania Cervecerias Unidas S.A. ADR{\/} ................   CHLE             36,800   $    897,000         0.2
    BEVERAGES - ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ...............   POL               4,461        333,293         0.1
    BEVERAGES - ALCOHOLIC
  Reliance Industries Ltd. - GDR-/- {\/} (.) ..............   IND              12,100        255,008         0.1
    TEXTILES & APPAREL
  Kuala Lumpur Kepong Bhd. ................................   MAL              60,000        144,187          --
    OTHER CONSUMER GOODS
  La Tondena Distillers, Inc. .............................   PHIL            137,900         84,469          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          29,920,597
                                                                                        ------------
Technology (2.3%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ..........   TWN             830,248     10,149,782         2.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ........................   ISRL              2,754        399,041         0.1
    SEMICONDUCTORS
  LG Information & Communication ..........................   KOR               2,728        156,860          --
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          10,705,683
                                                                                        ------------
Capital Goods (1.6%)
  New World Infrastructure Ltd.-/- ........................   HK            1,076,000      2,129,728         0.5
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .....................   HK              643,000      1,663,648         0.4
    CONSTRUCTION
  United Engineers Ltd. ...................................   MAL             428,000      1,015,680         0.2
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} .............................   RUS              68,712        927,612         0.2
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries .................................   KOR              99,000        577,500         0.1
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. ............................   POL              58,947        555,592         0.1
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} .........................   ISRL             16,200        447,525         0.1
    TELECOM EQUIPMENT
  Sungmi Telecom Electronics Co. ..........................   KOR                 184          8,999          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           7,326,284
                                                                                        ------------
Health Care (1.6%)
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ...............................................   EGPT             33,200      2,402,118         0.5
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ..................   HGRY             17,552      1,632,336         0.4
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. ...............................   IND              79,850      1,555,391         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Teva Pharmaceutical Industries Ltd. .....................   ISRL             25,548      1,189,452         0.3
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

         1002
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Health Care (Continued)
  PT Kalbe Farma - Foreign ................................   INDO            479,000   $    293,538         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           7,072,835
                                                                                        ------------
Consumer Durables (1.4%)
  Arcelik AS ..............................................   TRKY         12,233,800      1,367,315         0.3
    APPLIANCES & HOUSEHOLD
  Bajaj Auto Ltd. .........................................   IND              79,200      1,261,094         0.3
    AUTOMOBILES
  Qingling Motors Co., Ltd.{*} ............................   CHNA          1,671,000      1,091,662         0.2
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd.: ..............   IND                  --             --         0.2
    AUTOMOBILES
    GDR{\/} ...............................................   --               48,000        499,200          --
    Common ................................................   --               25,000        219,069          --
  Samsung Electronics Co. - 144A GDR{.} -/- {\/} ..........   KOR              34,850        705,713         0.2
    CONSUMER ELECTRONICS
  PT Astra International, Inc. ............................   INDO            785,000        584,923         0.1
    AUTOMOBILES
  Mahindra & Mahindra Ltd. ................................   IND              43,300        430,653         0.1
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,159,629
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $359,966,965) ..............                              312,881,526        68.5
                                                                                        ------------       -----

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (10.1%)
  Argentina (1.2%)
    Republic of Argentina:
      Global Bond, 11.375% due 1/30/17 ....................   USD           2,741,000      2,617,655         0.6
      Par Bond Series L, 5.5% due 3/31/23++ ...............   USD           2,690,000      1,830,881         0.4
      Global Bond, 11% due 10/9/06 ........................   USD             720,000        713,700         0.2
  Brazil (0.4%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ............................................   USD           3,020,000      1,996,975         0.4
  Bulgaria (2.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ ......................................   USD           9,017,000      4,914,265         1.1
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ ..............................................   USD           7,099,000      4,663,156         1.0
  Ecuador (0.4%)
    Republic of Ecuador, Discount Bond, 6.6875% due 2/28/25
     - Euro+ ..............................................   USD           2,845,000      1,998,613         0.4
  Mexico (2.2%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+ +/+ ...   USD           6,110,000      5,533,369         1.2
      Global Bond, 9.875% due 1/15/07 .....................   USD           1,615,000      1,633,169         0.4
      Global Bond, 11.375% due 9/15/16 ....................   USD           1,455,000      1,547,756         0.3
      Global Bond, 11.5% due 5/15/26 ......................   USD           1,421,000      1,534,680         0.3

    The accompanying notes are an integral part of the financial statements.

         1003
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Panama (0.6%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ............................................   USD           3,536,000   $  2,486,250         0.6
  Peru (0.3%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17++ .............................................   USD           2,533,000      1,443,810         0.3
  South Africa (0.8%)
    Republic of South Africa, 13% due 8/31/10{j} ..........   ZAR          20,173,000      3,807,589         0.8
  United States (1.6%)
    United States Treasury:
      6.375% due 8/15/27 ..................................   USD           4,032,000      4,149,180         0.9
      5.875% due 9/30/02 ..................................   USD           3,033,000      3,049,587         0.7
  Venezuela (0.5%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ...........................................   USD           2,543,000      2,128,173         0.5
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $49,316,056) .............................................                               46,048,808
                                                                                        ------------
Sovereign Debt (4.9%)
  Russia (4.9%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- {j} ...............................   USD          22,635,000     20,131,003         4.4
      Participation ** -/- ................................   DEM           4,186,000      2,227,112         0.5
                                                                                        ------------
Total Sovereign Debt (cost $12,006,889) ...................                               22,358,115
                                                                                        ------------
Corporate Bonds (3.2%)
  Argentina (0.5%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} .....   USD           1,193,000      1,109,490         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 ......   USD             661,000        654,390         0.2
  Brazil (0.2%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} ......   USD           1,107,000      1,079,325         0.2
  China (0.6%)
    Panda Global Energy Co., 12.5% due 4/15/04{.} .........   USD           2,139,000      2,010,660         0.4
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} .....   USD             960,000        876,000         0.2
  Dominican Republic (0.1%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} .............   USD             652,000        645,480         0.1
  Hong Kong (0.1%)
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} ..............................................   USD             700,000        652,750         0.1
  India (0.2%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} .........   USD           1,093,000        954,189         0.2
  Indonesia (0.1%)
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} ..............................................   USD             653,000        574,640         0.1

    The accompanying notes are an integral part of the financial statements.

         1004
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Corporate Bonds (Continued)
  Mexico (0.8%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} ..........................   USD           2,104,000   $  1,930,420         0.4
      8.85% due 9/15/07 - 144A{.} .........................   USD           1,050,000      1,009,313         0.2
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} ..............................................   USD             996,000      1,088,130         0.2
  Russia (0.4%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} ..............................................   USD             851,000      1,144,595         0.3
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ....   USD             555,000        488,400         0.1
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 .................................   ZAR           4,990,000        826,527         0.2
                                                                                        ------------
Total Corporate Bonds (cost $15,533,169) ..................                               15,044,309
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $76,856,114) .........                               83,451,232        18.2
                                                                                        ------------       -----


                                                                         UNDERLYING
                                                                           NOMINAL         VALUE         % OF NET
OPTIONS                                                      CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $312,660) ..............................................   USD          17,370,000        126,732          --
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                       COUNTRY       RIGHTS         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ..........   INDO          2,070,000        115,320          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights,
   expire 11/12/97 ........................................   BRZL            257,975            234          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ....................................                                  115,554          --
                                                                                        ------------       -----

                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                     COUNTRY      WARRANTS        (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) .............   PHIL            659,400            122          --
                                                                                        ------------       -----
    OIL

    The accompanying notes are an integral part of the financial statements.

         1005
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-----------------------------------------------------------                             ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $34,850,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $45,720,975, including accrued interest).
   (cost $44,816,933)  ....................................                             $ 44,816,933         9.8
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $481,952,672)  * ..................                              441,392,099        96.5
Other Assets and Liabilities ..............................                               15,987,089         3.5
                                                                                        ------------       -----

NET ASSETS ................................................                             $457,379,188       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        +X+ The GT Global Developing Markets Fund (the "Fund") has invested in the GT Global Taiwan Fund, a fund managed by LGT Asset Management Ltd. who is an affiliate of the Fund's manager, Chancellor LGT Asset Management, Inc.
         **  Underlying loan agreement currently in default.
        {j} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Security denominated in Hong Kong Dollars.
        {=} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
        (.) Restricted securities: At October 31, 1997, the Fund owned the following restricted securities constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                 ACQUISITION                              MARKET VALUE
DESCRIPTION                         DATE        SHARES        COST          PER SHARE
------------------------------  -------------  ---------  -------------  ---------------
JSC Kazkommertsbank Co. -
 GDR..........................     7/15/97        26,600   $   500,080      $   21.00
Reliance Industries - GDR.....     5/20/94        12,100       223,850          21.08

          * For Federal income tax purposes, cost is $483,269,089 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,262,525
                 Unrealized depreciation:           (68,139,515)
                                                  -------------
                 Net unrealized depreciation:     $ (41,876,990)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1006
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.2         1.7                       2.9
Brazil (BRZL/BRL) ....................    7.6         0.6                       8.2
Bulgaria (BUL/LEV) ...................                2.1                       2.1
Chile (CHLE/CLP) .....................    4.8                                   4.8
China (CHNA/RMB) .....................    0.4         0.6                       1.0
Dominican Republic (DR/USD) ..........                0.1                       0.1
Ecuador (ECDR/ECS) ...................                0.4                       0.4
Egypt (EGPT/EGP) .....................    5.7                                   5.7
Hong Kong (HK/HKD) ...................    2.0         0.1                       2.1
Hungary (HGRY/HUF) ...................    1.2                                   1.2
India (IND/INR) ......................    3.8         0.2                       4.0
Indonesia (INDO/IDR) .................    2.9         0.1                       3.0
Ireland (IRE/IEP) ....................    0.4                                   0.4
Israel (ISRL/ILS) ....................    1.2                                   1.2
Kazakhstan (KAZ/KTS) .................    0.1                                   0.1
Korea (KOR/KRW) ......................    1.0                                   1.0
Malaysia (MAL/MYR) ...................    0.9                                   0.9
Mexico (MEX/MXN) .....................    8.1         3.0                      11.1
Pakistan (PAK/PKR) ...................    0.9                                   0.9
Panama (PAN/PND) .....................    0.3         0.6                       0.9
Peru (PERU/PES) ......................    1.2         0.3                       1.5
Philippines (PHIL/PHP) ...............    0.8                                   0.8
Poland (POL/PLZ) .....................    0.4                                   0.4
Portugal (PORT/PTE) ..................    0.9                                   0.9
Russia (RUS/SUR) .....................    2.8         5.3                       8.1
South Africa (SAFR/ZAR) ..............   10.5         1.0                      11.5
Taiwan (TWN/TWD) .....................    2.3                                   2.3
Thailand (THAI/THB) ..................    1.2                                   1.2
Turkey (TRKY/TRL) ....................    2.4                                   2.4
United Kingdom (UK/GBP) ..............    0.6                                   0.6
United States (US/USD) ...............                1.6           13.3       14.9
Venezuela (VENZ/VEB) .................    2.1         0.5                       2.6
Zimbabwe (ZBBW/ZWD) ..................    0.8                                   0.8
                                        ------      -----          -----      -----
Total  ...............................   68.5        18.2           13.3      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $457,379,188.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,681,647         1.84950  11/06/97   $  (113,656)
Indonesian Rupiahs......................     1,114,206      3610.00000  11/05/97        (6,173)
South African Rands.....................     3,338,977         5.04500   1/30/98       (73,645)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $5,941,356)...................     6,134,830                                (193,474)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.34%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $  (193,474)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1007
                       GT GLOBAL DEVELOPING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $481,952,672) (Note 1)..........................  $441,392,099
  U.S. currency.................................................................  $1,159,740
  Foreign currencies (cost $14,108,834).........................................  14,122,604   15,282,344
                                                                                  ----------
  Receivable for securities sold............................................................   13,029,046
  Interest receivable.......................................................................    1,251,368
  Dividends receivable......................................................................      366,109
  Unamortized organizational costs (Note 1).................................................       85,312
  Miscellaneous receivable..................................................................       11,894
                                                                                              -----------
    Total assets............................................................................  471,418,172
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,905,923
  Payable for investment management and administration fees (Note 2)........................      722,480
  Payable for open forward foreign currency contracts (Note 1)..............................      193,474
  Payable for professional fees.............................................................       39,732
  Payable for printing and postage expenses.................................................       37,656
  Payable for custodian fees................................................................       30,062
  Payable for Directors' fees and expenses (Note 2).........................................       15,494
  Payable for transfer agent fees (Note 2)..................................................        5,964
  Payable for fund accounting fees (Note 2).................................................        4,387
  Payable for registration and filing fees..................................................        2,127
  Other accrued expenses....................................................................       81,685
                                                                                              -----------
    Total liabilities.......................................................................   14,038,984
                                                                                              -----------
Net assets..................................................................................  $457,379,188
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value per share ($457,379,188 DIVIDED BY 36,416,667 shares outstanding)...........  $     12.56
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $545,103,263
  Undistributed net investment income.......................................................    8,645,635
  Accumulated net realized loss on investments and foreign currency transactions............  (55,602,092)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (207,045)
  Net unrealized depreciation of investments................................................  (40,560,573)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $457,379,188
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1008
                       GT GLOBAL DEVELOPING MARKETS FUND

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                                               TEN MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                               OCTOBER 31,   DECEMBER 31,
                                                                                  1997           1996
                                                                              -------------  -------------
Investment income: (Note 1)
  Interest income...........................................................   $11,436,242    $20,641,051
  Dividend income (net of foreign withholding tax of $365,717 and $420,409,
   respectively)............................................................     5,481,523      7,351,830
  Other income..............................................................            --         74,487
                                                                              -------------  -------------
    Total investment income.................................................    16,917,765     28,067,368
                                                                              -------------  -------------
Expenses:
  Investment management fees (Note 2).......................................     6,274,911      6,673,159
  Administration fees (Note 2)..............................................     1,108,912      1,191,681
  Custodian fees (Note 1)...................................................       317,289        332,166
  Fund accounting fees (Note 2).............................................       108,484        119,321
  Professional fees.........................................................        92,091        101,382
  Printing and postage expenses.............................................        33,504         65,880
  Transfer agent fees (Note 2)..............................................        63,520        190,834
  Amortization of organization costs (Note 1)...............................        58,930         70,949
  Directors' fees and expenses (Note 2).....................................        25,536         38,064
  Registration and filing fees..............................................            --          3,000
  Other expenses............................................................       119,278         37,139
                                                                              -------------  -------------
    Total expenses before reductions........................................     8,202,455      8,823,575
      Expense reductions (Notes 1 & 5)......................................      (374,173)      (162,760)
                                                                              -------------  -------------
    Total net expenses......................................................     7,828,282      8,660,815
                                                                              -------------  -------------
Net investment income.......................................................     9,089,483     19,406,553
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
  Net realized gain on investments..........................................    46,804,651      1,845,666
  Net realized loss on foreign currency transactions........................    (1,151,351)      (900,512)
                                                                              -------------  -------------
    Net realized gain during the periods....................................    45,653,300        945,154
                                                                              -------------  -------------
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (297,303)        91,835
  Net change in unrealized appreciation (depreciation) of investments.......  (101,078,671)    78,628,364
                                                                              -------------  -------------
    Net unrealized appreciation (depreciation) during the periods...........  (101,375,974)    78,720,199
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................   (55,722,674)    79,665,353
                                                                              -------------  -------------
Net increase (decrease) in net assets resulting from operations.............   $(46,633,191)  $99,071,906
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1009
                       GT GLOBAL DEVELOPING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                    TEN MONTHS
                                                                       ENDED      YEAR ENDED DECEMBER 31,
                                                                    OCTOBER 31,   ------------------------
                                                                       1997          1996         1995
                                                                   -------------  -----------  -----------
Increase (Decrease) in net assets
Operations:
  Net investment income..........................................   $ 9,089,483   $19,406,553  $26,375,900
  Net realized gain (loss) on investments and foreign currency
   transactions..................................................    45,653,300       945,154  (78,379,558)
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign currencies...      (297,303)       91,835       (3,021)
  Net change in unrealized appreciation (depreciation) of
   investments...................................................  (101,078,671)   78,628,364   47,401,359
                                                                   -------------  -----------  -----------
    Net increase (decrease) in net assets resulting from
     operations..................................................   (46,633,191)   99,071,906   (4,605,320)
                                                                   -------------  -----------  -----------
Distributions to shareholders: (Note 1)
  From net investment income.....................................            --   (17,407,047) (26,292,834)
                                                                   -------------  -----------  -----------
Capital share transactions: (Note 4)
  Adjustment to estimate of initial offering expenses............            --            --      373,757
                                                                   -------------  -----------  -----------
    Total increase (decrease) in net assets......................   (46,633,191)   81,664,859  (30,524,397)
Net assets:
  Beginning of period............................................   504,012,379   422,347,520  452,871,917
                                                                   -------------  -----------  -----------
  End of period *................................................   $457,379,188  $504,012,379 $422,347,520
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------
 * Includes undistributed net investment income (loss) of........   $ 8,645,635   $   363,782  $    (7,034)
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1010
                       GT GLOBAL DEVELOPING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                               JANUARY 11, 1994
                                                                                (COMMENCEMENT
                                          TEN MONTHS         YEAR ENDED         OF OPERATIONS)
                                             ENDED          DECEMBER 31,              TO
                                          OCTOBER 31,  ----------------------    DECEMBER 31,
                                             1997         1996        1995           1994
                                          -----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   13.84   $   11.60   $   12.44      $   15.00
                                          -----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income.................        0.25        0.53        0.72           0.35
  Net realized and unrealized gain
   (loss) on investments................       (1.53)       2.19       (0.84)         (2.46)
                                          -----------  ----------  ----------  ----------------
    Net increase (decrease) from
     investment operations..............       (1.28)       2.72       (0.12)         (2.11)
                                          -----------  ----------  ----------  ----------------
Distributions to shareholders:
  From net investment income............          --       (0.48)      (0.72)         (0.35)
  From net realized gain on
   investments..........................          --          --          --          (0.10)
                                          -----------  ----------  ----------  ----------------
    Total distributions.................          --       (0.48)      (0.72)         (0.45)
                                          -----------  ----------  ----------  ----------------
Net asset value, end of period..........   $   12.56   $   13.84   $   11.60      $   12.44
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------
Market value, end of period.............   $   11.81   $   11.63   $    9.75      $    9.75
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------

Total investment return (based on market
 value).................................        1.62%(b)     24.18%      6.60%       (32.16)% (b)

Total investment return (based on net
 asset value)...........................       (9.25)%(b)     23.59%     (0.95)%       (14.07)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 457,379   $ 504,012   $ 422,348      $ 452,872
Ratio of net investment income to
 average net assets.....................        2.03%(a)      4.07%      6.33%         2.75 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.75%(a)      1.82%      1.77%         2.01 % (a)
  Without expense reductions............        1.83%(a)      1.85%      1.80%         2.01 % (a)
Portfolio turnover rate.................         184%(a)       138%        75%           56 %
Average commission rate per share paid
 on portfolio transactions..............   $  0.0023   $  0.0022         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
N/A  Not Applicable.

These financial highlights provide per share financial information of G.T. Global Developing Markets Fund, Inc. ("Predecessor Fund") for the periods shown. The fees and expenses of the Fund differ from those of the Predecessor Fund (See Note 2).

    The accompanying notes are an integral part of the financial statements.

         1011
                       GT GLOBAL DEVELOPING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Developing Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

On October 31, 1997, at the close of business, the Fund acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc., a Maryland corporation registered under the 1940 Act as a non-diversified closed-end management investment company ("Predecessor Fund"), in exchange for Class A shares of the Fund in a tax-free reorganization of the Predecessor Fund. Shareholders of the Predecessor Fund approved the reorganization on October 20, 1997. Prior to October 28, 1997 the Closed-End Fund's shares traded on the New York Stock Exchange. As a result of the reorganization of the Predecessor Fund into the Fund, the Fund has a fiscal year end of October 31 to coincide with the fiscal years of the other series of the Company. Class A shares of the Fund issued in connection with the reorganization of the Predecessor Fund will be subject to a 2% redemption fee for redemptions until May 1, 1998. The financial statements presented are the financial statements for the Predecessor Fund.

Commencing November 1, 1997, the Fund began to offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for securities or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations existing from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term investments, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

         1012
                       GT GLOBAL DEVELOPING MARKETS FUND

changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection of income on securities, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the market risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $29,571,465 were on loan to brokers. The loans were secured by cash collateral of $33,239,507 received by the Fund. For international

         1013
                       GT GLOBAL DEVELOPING MARKETS FUND

securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the period ended October 31, 1997, the Fund received securities lending income of $302,308 which was used to reduce the Fund's custodian fees and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $54,472,976 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states aggregated $353,775. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's Portfolio of Investments.

(O) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
The Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund has purchased and sold when-issued securities during the period and has set aside liquid securities as collateral for these commitments.

(P) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager ("GT Funds"), has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On October 31, 1997, the Fund had no loans outstanding.

For the period ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $12,607,909, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the period ended October 31, 1997 was $24,241, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES

(A) PREDECESSOR FUND THROUGH OCTOBER 31, 1997
Chancellor LGT Asset Management, Inc. was the Predecessor Fund's investment manager and administrator. The Predecessor Fund paid the Manager investment management fees, which were computed weekly and paid monthly, at the annualized rate of 1.40% of the funds average weekly net assets. The Manager also acted as administrator of the Predecessor Fund and paid the Manager administration fees, which were computed and paid monthly, at an annualized rate of 0.25% of the Fund's average weekly net assets.

The Manager was the pricing and accounting agent for the Predecessor Fund. The monthly fee for these services to the Manager was a percentage, not to exceed 0.03% annually, of the Predecessor Fund's average daily net assets. The annual fee rate was derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of

         1014
                       GT GLOBAL DEVELOPING MARKETS FUND

$5 billion and allocating the result according to the Predecessor Fund's average daily net assets.

The Predecessor Fund paid each of its Directors who was not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

(B) THE FUND COMMENCING NOVEMBER 1, 1997
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by the waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $736,422,573 and $765,404,012, respectively. Purchases of U.S. government obligations by the Fund were $7,226,388 for the year. There were no sales of U.S. government obligations by the Fund for the year.

4. CAPITAL SHARES
At October 31, 1997, the Predecessor Fund was authorized to issue 100 million shares of capital stock, $0.001 par value, all of which was classified as Common Stock.

At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of GT Global Developing Markets Fund; 400,000,000 were classified as shares of GT

         1015
                       GT GLOBAL DEVELOPING MARKETS FUND

Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified.

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $71,865 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended October 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.7797 per share (representing an approximate total of $15,509,507). The total amount of taxes paid by the Fund to such countries was approximately $.0213 per share (representing an approximate total of $424,399).

         1016
                            AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of AIM Emerging Markets Fund
(formerly GT Global Emerging Markets Fund) and
Board of Directors of AIM Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Emerging Markets Fund (formerly GT Global Emerging Markets Fund), one of the funds organized as a series of AIM Investment Funds, Inc., including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Emerging Markets Fund as of April 30, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 17, 1998

         1017
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (19.8%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --         4.6
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --             50,962   $  6,207,802          --
    Common ..................................................   --         30,136,813      2,991,280          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX            51,127      2,895,066         1.4
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          119,250      2,638,406         1.3
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ...................................   SAFR               --             --         1.1
    RETAILERS-OTHER
    Common ..................................................   --          1,191,699      2,264,287          --
    "N" .....................................................   --             25,198         45,883          --
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .......................   HGRY           67,990      2,005,705         1.0
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V. "V" ...................................   MEX         1,080,730      1,901,166         0.9
    RETAILERS-OTHER
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX            41,300      1,693,300         0.8
    BROADCASTING & PUBLISHING
  Philippine Long Distance Telephone Co.: ...................   PHIL               --             --         0.7
    TELEPHONE - LONG DISTANCE
    ADR{\/} .................................................   --             30,200        815,400          --
    Common ..................................................   --             21,500        577,091          --
  Carso Global Telecom "A1" .................................   MEX           339,700      1,303,453         0.6
    TELEPHONE NETWORKS
  Mahanagar Telephone Nigam Ltd.: ...........................   IND                --             --         0.6
    TELECOM - OTHER
    GDR-/- {\/} .............................................   --             43,300        694,965          --
    Common ..................................................   --             84,400        535,873          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP ...................................................   BRZL        5,368,655      1,220,682         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            30,983      1,194,782         0.6
    TELEPHONE NETWORKS
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE           47,107      1,180,619         0.6
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP)-/- ............   BRZL        3,945,000      1,029,805         0.5
    TELEPHONE NETWORKS
  Nortel Inversora S.A. - ADR{\/} ...........................   ARG            27,900        830,025         0.4
    TELEPHONE NETWORKS
  Vimpel-Communications - ADR-/- {\/} .......................   RUS            14,700        793,800         0.4
    WIRELESS COMMUNICATIONS
  Telecom Argentina S.A. - ADR{\/} ..........................   ARG            19,400        698,400         0.3
    TELEPHONE NETWORKS
  Hellenic Telecommunications Organization S.A. .............   GREC           24,180        692,484         0.3
    TELEPHONE NETWORKS
  Genting Bhd. ..............................................   MAL           183,000        613,297         0.3
    LEISURE & TOURISM
  Guangshen Railway Co., Ltd. ...............................   HK          3,195,000        598,121         0.3
    TRANSPORTATION - ROAD & RAIL
  Telekom Malaysia Bhd. .....................................   MAL           171,000        517,622         0.3
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

         1018
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Rostelecom - ADR-/- {\/} ..................................   RUS            24,100   $    516,644         0.3
    TELEPHONE - LONG DISTANCE
  Danubius Hotel and Spa Rt.-/- .............................   HGRY           19,037        465,275         0.2
    LEISURE & TOURISM
  Malaysia International Shipping Bhd. - Foreign ............   MAL           240,000        421,622         0.2
    TRANSPORTATION - SHIPPING
  Telecomunicacoes do Parana (TELPAR) .......................   BRZL          719,000        410,588         0.2
    TELECOM - OTHER
  Advanced Info. Service - Foreign ..........................   THAI           54,600        381,917         0.2
    WIRELESS COMMUNICATIONS
  Telecomunicacoes de Minas Gerais - Telemig ................   BRZL        2,245,200        346,548         0.2
    TELECOM - OTHER
  Tanjong PLC ...............................................   MAL           142,000        326,216         0.2
    LEISURE & TOURISM
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......   PAK             3,700        255,300         0.1
    TELEPHONE NETWORKS
  Berjaya Sports Toto Bhd. ..................................   MAL            98,000        234,405         0.1
    LEISURE & TOURISM
  Migros Turk T.A.S. ........................................   TRKY          238,400        233,866         0.1
    RETAILERS-FOOD
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE           12,144        200,376         0.1
    RETAILERS-FOOD
  Trade House GUM - ADR{\/} .................................   RUS            38,320        191,600         0.1
    RETAILERS-OTHER
  Super Sol Ltd. ............................................   ISRL           56,545        178,328         0.1
    RETAILERS-FOOD
  Goody's S.A. ..............................................   GREC            6,230        166,723         0.1
    RESTAURANTS
  Siam Makro Public Co., Ltd. - Foreign .....................   THAI           53,400         87,847          --
    RETAILERS-OTHER
  Indian Hotels Co., Ltd. ...................................   IND             2,700         36,037          --
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          40,392,606
                                                                                        ------------
Finance (19.1%)
  Alpha Credit Bank .........................................   GREC           21,400      2,257,807         1.1
    BANKS-REGIONAL
  Uniao de Bancos Brasileiros S.A. (Unibanco): ..............   BRZL               --             --         1.0
    BANKS-MONEY CENTER
    Units{=} ................................................   --         16,569,429      1,275,274          --
    GDR-/- {\/} .............................................   --             21,670        861,383          --
  Turkiye Garanti Bankasi AS-/- .............................   TRKY       37,629,400      1,996,355         1.0
    BANKS-REGIONAL
  ABSA Group Ltd. ...........................................   SAFR          176,757      1,530,553         0.8
    BANKS-REGIONAL
  Yapi ve Kredi Bankasi AS ..................................   TRKY       27,168,347      1,332,582         0.7
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ........................................   ISRL          494,510      1,328,163         0.7
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

         1019
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
- -------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Commercial International Bank: ............................   EGPT               --             --         0.6
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ........................................   --             63,000   $  1,067,850          --
    Common ..................................................   --             14,000        240,705          --
  Credicorp Ltd. - ADR{\/} ..................................   PERU           77,770      1,302,648         0.6
    BANKS-MONEY CENTER
  Akbank T.A.S. .............................................   TRKY       15,141,000      1,288,273         0.6
    BANKS-REGIONAL
  Cathay Life Insurance Co., Ltd. ...........................   TWN           319,000      1,277,161         0.6
    INSURANCE-BROKER
  National Bank of Greece S.A. ..............................   GREC            6,700      1,178,992         0.6
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....   MEX           374,300      1,171,068         0.6
    BANKS-MONEY CENTER
  State Bank of India Ltd. ..................................   IND           146,487      1,062,944         0.5
    BANKS-MONEY CENTER
  Liberty Life Association of Africa Ltd. ...................   SAFR           30,100      1,018,723         0.5
    INSURANCE-LIFE
  China Development Corp.-/- ................................   TWN           353,000        958,250         0.5
    BANKS-MONEY CENTER
  C.G. Smith Ltd. ...........................................   SAFR          189,300        936,665         0.5
    INVESTMENT MANAGEMENT
  Nedcor Ltd. ...............................................   SAFR           30,400        866,423         0.4
    BANKS-REGIONAL
  Standard Bank Investment Corporation Ltd. .................   SAFR           13,930        824,358         0.4
    BANKS-MONEY CENTER
  Ergo Bank S.A. ............................................   GREC            8,600        810,030         0.4
    BANKS-REGIONAL
  Aksigorta AS ..............................................   TRKY       10,482,500        776,481         0.4
    INSURANCE - MULTI-LINE
  Hua Nan Commercial Bank ...................................   TWN           318,000        771,611         0.4
    BANKS-MONEY CENTER
  Banco do Estado de Sao Paulo S.A. - Banespa ...............   BRZL       11,550,000        767,643         0.4
    BANKS-REGIONAL
  National Societe Generale Bank ............................   EGPT           30,000        754,298         0.4
    BANKS-MONEY CENTER
  MISR International Bank - Reg S GDR-/- {c} {\/} ...........   EGPT           57,300        716,250         0.4
    BANKS-MONEY CENTER
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} ...   ARG            28,226        691,537         0.3
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE           42,284        679,187         0.3
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG            23,178        673,611         0.3
    BANKS-MONEY CENTER
  Turkiye Is Bankasi (Isbank) "C" ...........................   TRKY        4,775,900        602,366         0.3
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ....................................   ISRL          298,645        546,046         0.3
    BANKS-REGIONAL
  Kazkommertsbank Co. - GDR-/- {\/} .........................   KAZ            19,530        512,663         0.3
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

         1020
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE           28,448   $    508,508         0.3
    INVESTMENT MANAGEMENT
  Bank Slaski S.A. ..........................................   POL             5,773        494,974         0.2
    BANKS-MONEY CENTER
  Commercial Bank of Greece S.A. ............................   GREC            7,460        469,425         0.2
    BANKS-MONEY CENTER
  Banco Santander Chile - ADR{\/} ...........................   CHLE           33,100        463,400         0.2
    BANKS-REGIONAL
  National Development Bank-/- ..............................   SLNKA         120,200        446,381         0.2
    BANKS-REGIONAL
  Banco Rio de La Plata S.A. - ADR-/- {\/} ..................   ARG            32,100        441,375         0.2
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA) - GDR{\/} ......   ARG            10,750        417,906         0.2
    REAL ESTATE
  Bank of the Philippine Islands ............................   PHIL          145,200        362,547         0.2
    BANKS-MONEY CENTER
  F.I.B.I. Holdings Ltd. ....................................   ISRL            1,851        328,426         0.2
    BANKS-REGIONAL
  Liberty Investors Ltd. ....................................   SAFR           63,600        324,137         0.2
    INVESTMENT MANAGEMENT
  Muslim Commercial Bank Ltd.-/- ............................   PAK           403,000        320,204         0.2
    BANKS-MONEY CENTER
  Ayala Land, Inc. ..........................................   PHIL          807,600        317,596         0.2
    REAL ESTATE
  Global Menkul Degerler AS-/- ..............................   TRKY       13,011,257        312,583         0.2
    SECURITIES BROKER
  National Mortgage Bank of Greece ..........................   GREC            3,810        289,757         0.1
    BANKS-REGIONAL
  OTP Bank Rt. ..............................................   HGRY            5,370        254,599         0.1
    BANKS-MONEY CENTER
  Malayan Banking Bhd. ......................................   MAL            83,000        246,757         0.1
    BANKS-MONEY CENTER
  Egyptian American Bank SAE ................................   EGPT            7,490        191,515         0.1
    BANKS-MONEY CENTER
  Shinhan Bank-/- ...........................................   KOR            26,400        102,831         0.1
    BANKS-MONEY CENTER
  Samsung Fire & Marine Insurance-/- ........................   KOR               300         88,764          --
    INSURANCE - MULTI-LINE
  Kookmin Bank - GDR-/- {\/} ................................   KOR            12,100         79,376          --
    BANKS-MONEY CENTER
  Bangkok Bank Public Co., Ltd. - Foreign ...................   THAI           24,110         60,587          --
    BANKS-MONEY CENTER
  Thai Farmers Bank Public Co., Ltd. - Foreign ..............   THAI           19,300         44,250          --
    BANKS-MONEY CENTER
  Housing Development Finance Corp. .........................   IND                 5            407          --
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          38,644,205
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1021
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (15.2%)
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       13,807,080   $  3,501,577         1.7
    OIL
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         1.5
    ELECTRICAL & GAS UTILITIES
    "B" - ADR{\/} ...........................................   --             89,855      2,010,506          --
    "B" Preferred ...........................................   --         13,148,000        586,515          --
    Common-/- ...............................................   --         10,494,500        431,344          --
  LUKoil Holding - ADR{\/} ..................................   RUS            36,976      2,403,440         1.2
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL           44,739      2,169,842         1.1
    ELECTRICAL & GAS UTILITIES
  Sasol Ltd. ................................................   SAFR          214,407      2,164,227         1.1
    ENERGY SOURCES
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ............   RUS            67,500      2,160,000         1.1
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG            45,665      1,592,567         0.8
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE           80,362      1,401,312         0.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................   BRZL        5,481,073      1,342,108         0.7
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ....................................   CHLE           44,268      1,303,139         0.6
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL        2,772,561      1,115,328         0.6
    ELECTRICAL & GAS UTILITIES
  Cukurova Elektrik AS ......................................   TRKY          358,000      1,032,072         0.5
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ........   HGRY           32,360        987,789         0.5
    ENERGY SOURCES
  Gener S.A. - ADR{\/} ......................................   CHLE           37,873        847,408         0.4
    ELECTRICAL & GAS UTILITIES
  The Hub Power Co., Ltd. - GDR-/- {\/} .....................   PAK            24,750        624,938         0.3
    ENERGY SOURCES
  Manila Electric Co. "B" ...................................   PHIL          201,900        574,697         0.3
    ELECTRICAL & GAS UTILITIES
  Irkutskenergo - ADR{\/} ...................................   RUS            52,000        507,000         0.3
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. "B" ....................................   ARG            77,418        465,329         0.2
    OIL
  Surgutneftegaz - ADR{\/} ..................................   RUS            63,555        444,885         0.2
    OIL
  Petronas Gas Bhd. .........................................   MAL           153,000        372,162         0.2
    OIL
  Chilectra S.A. - ADR{\/} ..................................   CHLE           13,100        361,888         0.2
    ELECTRICAL & GAS UTILITIES
  Ingwe Coal Corp. ..........................................   SAFR          100,200        358,955         0.2
    COAL
  Pakistan State Oil Co., Ltd. ..............................   PAK            65,184        329,102         0.2
    OIL

    The accompanying notes are an integral part of the financial statements.

         1022
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL       23,126,000   $    301,336         0.1
    OIL
  BSES Ltd. - Reg. S GDR-/- {c} {\/} ........................   IND            18,330        301,070         0.1
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign .........   THAI          127,400        247,539         0.1
    ELECTRICAL & GAS UTILITIES
  Tenaga Nasional Bhd. ......................................   MAL           122,000        245,649         0.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ..................................................   THAI           16,600        175,461         0.1
    OIL
  Korea Electric Power Corp. ................................   KOR            12,500        170,412         0.1
    ELECTRICAL & GAS UTILITIES
  Companhia Paranaense de Energia - Copel ...................   BRZL        8,012,000         92,487          --
    ELECTRICAL & GAS UTILITIES
  Transportadora de Gas del Sur S.A. (TGS) - ADR{\/} ........   ARG             2,400         27,750          --
    GAS
  Banpu Public Co., Ltd. - Foreign ..........................   THAI            2,600         17,917          --
    COAL
                                                                                        ------------
                                                                                          30,667,751
                                                                                        ------------
Materials/Basic Industry (12.7%)
  Suez Cement Co. - Reg S GDR{c} {\/} .......................   EGPT          140,235      2,860,794         1.4
    CEMENT
  Helioplis Housing .........................................   EGPT           20,165      2,607,671         1.3
    BUILDING MATERIALS & COMPONENTS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           492,744      2,422,997         1.2
    PAPER/PACKAGING
  Companhia Vale do Rio Doce Preferred ......................   BRZL           69,200      1,633,931         0.8
    METALS - STEEL
  Industrias Penoles S.A. (CP) ..............................   MEX           289,887      1,197,880         0.6
    METALS - NON-FERROUS
  Reliance Industries Ltd. - GDR-/- {\/} ....................   IND           121,000      1,104,125         0.5
    CHEMICALS
  Apasco, S.A. de C.V. ......................................   MEX           159,381      1,083,866         0.5
    CEMENT
  De Beers Centenary AG - Linked Unit{.:} ...................   SAFR           41,800      1,083,780         0.5
    MISC. MATERIALS & COMMODITIES
  Cemex, S.A. de C.V.: ......................................   MEX                --             --         0.5
    CEMENT
    "CPO" ...................................................   --            171,700        859,514          --
    "A" .....................................................   --             43,400        217,256          --
  SA Iron & Steel Industrial Corporation Ltd. (ISCOR) .......   SAFR        2,970,244        958,238         0.5
    METALS - STEEL
  Anglo American Platinum Corporation Ltd. ..................   SAFR           51,600        825,191         0.4
    METALS - NON-FERROUS
  Ameriyah Cement Co. .......................................   EGPT           42,386        820,937         0.4
    CEMENT
  Compania de Minas Buenaventura S.A. - ADR{\/} .............   PERU           50,900        788,950         0.4
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

         1023
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Hindalco Industries Ltd.: .................................   IND                --             --         0.3
    METALS - NON-FERROUS
    "GDR"{\/} ...............................................   --             34,200   $    666,900          --
    Common ..................................................   --              1,802         34,278          --
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           14,670        637,228         0.3
    CHEMICALS
  Larsen & Toubro Ltd. - Reg S GDR{c} {\/} ..................   IND            37,100        488,793         0.2
    CEMENT
  Grupo Mexico S.A. "L" .....................................   MEX           147,100        468,914         0.2
    METALS - NON-FERROUS
  Siderca S.A. "A" ..........................................   ARG           187,600        452,161         0.2
    METALS - STEEL
  Nan Ya Plastics Corp. .....................................   TWN           255,000        421,520         0.2
    PLASTICS & RUBBER
  Kuala Lumpur Kepong Bhd. ..................................   MAL           153,000        357,689         0.2
    FOREST PRODUCTS
  Titan Cement Co., S.A. ....................................   GREC            4,000        342,392         0.2
    BUILDING MATERIALS & COMPONENTS
  AECI Ltd. .................................................   SAFR           66,900        331,024         0.2
    CHEMICALS
  Makhteshim Chemical Works Ltd.-/- .........................   ISRL           37,330        317,040         0.2
    CHEMICALS
  Pannonplast Rt. ...........................................   HGRY            7,188        305,009         0.2
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co. .................................   EGPT           14,100        298,990         0.1
    CEMENT
  Dhan Fibres Ltd.-/- .......................................   PAK         4,273,000        291,010         0.1
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- ........................   TRKY        5,880,600        288,438         0.1
    GLASS
  Golden Hope Plantations Bhd. ..............................   MAL           227,000        283,443         0.1
    FOREST PRODUCTS
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" .............   MEX           241,000        257,218         0.1
    CEMENT
  Formosa Plastics Corp. ....................................   TWN           127,000        217,637         0.1
    CHEMICALS
  HI Cement Corp. ...........................................   PHIL        1,623,000        194,517         0.1
    CEMENT
  Agros Holding S.A. "C"-/- .................................   POL             8,726        192,826         0.1
    MISC. MATERIALS & COMMODITIES
  Malakoff Bhd. .............................................   MAL            66,000        174,811         0.1
    FOREST PRODUCTS
  Engro Chemicals Pakistan Ltd. .............................   PAK            77,924        173,714         0.1
    CHEMICALS
  Israel Chemicals Ltd. .....................................   ISRL          130,676        157,637         0.1
    CHEMICALS
  Fauji Fertilizer Co., Ltd. ................................   PAK            71,900        141,841         0.1
    CHEMICALS
  Pohang Iron & Steel Co., Ltd. .............................   KOR             2,310        125,269         0.1
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

         1024
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Maderas y Sinteticos S.A. - ADR{\/} .......................   CHLE            8,400   $     80,325          --
    MISC. MATERIALS & COMMODITIES
  Associated Cement Cos., Ltd. ..............................   IND                51          2,009          --
    CEMENT
  Dewan Salman Fibre Ltd.-/- ................................   PAK                 4              2          --
    CHEMICALS
                                                                                        ------------
                                                                                          26,167,765
                                                                                        ------------
Multi-Industry/Miscellaneous (10.6%)
  Haci Omer Sabanci Holding AS: .............................   TRKY               --             --         1.1
    CONGLOMERATE
    Common ..................................................   --         27,128,500      1,982,363          --
    Reg S ADR-/- {c} {\/} ...................................   --             10,700        193,938          --
  Barlow Ltd. ...............................................   SAFR          220,377      2,130,711         1.0
    CONGLOMERATE
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ............   UK            263,400      2,075,592         1.0
    COUNTRY FUNDS
  Rembrandt Group Ltd. ......................................   SAFR          213,660      1,945,247         1.0
    CONGLOMERATE
  NASR (El) City Company For Housing & Construction .........   EGPT           27,170      1,668,849         0.8
    MISCELLANEOUS
  Central Asia Regional Growth Fund-/- {\/} (::) ............   IRE           156,000      1,659,840         0.8
    COUNTRY FUNDS
  Koc Holding AS ............................................   TRKY        7,734,450      1,641,345         0.8
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX           251,000      1,582,456         0.8
    MULTI-INDUSTRY
  Dogan Sirketler Grubu Holding AS-/- .......................   TRKY       15,917,000        908,177         0.4
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .........................   MEX           160,832        854,479         0.4
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................   ISRL           31,615        802,231         0.4
    CONGLOMERATE
  John Keells Holdings Ltd.-/- ..............................   SLNKA         143,750        761,003         0.4
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. ...........   SAFR           12,207        722,393         0.4
    CONGLOMERATE
  Romanian Growth Fund-/- ...................................   ROM            75,800        526,810         0.3
    COUNTRY FUNDS
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX            97,800        490,155         0.2
    MULTI-INDUSTRY
  Ayala Corp. ...............................................   PHIL          803,400        356,064         0.2
    CONGLOMERATE
  Alfa, S.A. de C.V. "A" ....................................   MEX            64,000        349,847         0.2
    CONGLOMERATE
  Antofagasta Holdings PLC ..................................   UK             56,300        307,390         0.2
    CONGLOMERATE
  Quinenco S.A. - ADR-/- {\/} ...............................   CHLE           27,900        287,719         0.1
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1025
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  ONA (Omnium Nord Africain) S.A. "A" .......................   MOR             1,590   $    168,505         0.1
    CONGLOMERATE
  KEC International Ltd. ....................................   IND               300            287          --
    MISCELLANEOUS
                                                                                        ------------
                                                                                          21,415,401
                                                                                        ------------
Consumer Non-Durables (8.2%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX           277,610      2,058,313         1.0
    BEVERAGES - ALCOHOLIC
  Hindustan Lever Ltd. ......................................   IND            51,000      2,026,379         1.0
    PERSONAL CARE/COSMETICS
  ITC Ltd. ..................................................   IND            92,128      1,829,677         0.9
    TOBACCO
  South African Breweries Ltd. ..............................   SAFR           53,912      1,809,693         0.9
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .........................................   MEX           495,083      1,138,632         0.6
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} {\/} ...........   EGPT           33,135      1,053,693         0.5
    BEVERAGES - ALCOHOLIC
  Eastern Tobacco Co. .......................................   EGPT           43,845        998,674         0.5
    TOBACCO
  Embotelladora Andina S.A. "B" - ADR{\/} ...................   CHLE           42,247        855,502         0.4
    BEVERAGES - NON-ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE           21,346        589,683         0.3
    BEVERAGES - ALCOHOLIC
  Hellenic Bottling Co. S.A. ................................   GREC           15,140        563,667         0.3
    BEVERAGES - NON-ALCOHOLIC
  C.G. Smith Foods Ltd. .....................................   SAFR           33,000        515,982         0.3
    FOOD
  San Miguel Corp. "B" ......................................   PHIL          309,000        509,213         0.3
    BEVERAGES - ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................   BRZL          663,129        432,034         0.2
    BEVERAGES - ALCOHOLIC
  SUN Brewing Ltd. - GDR-/- {\/} ............................   RUS            22,600        403,122         0.2
    BEVERAGES - ALCOHOLIC
  Far Eastern Textile Ltd. ..................................   TWN           428,000        389,445         0.2
    TEXTILES & APPAREL
  Rothmans of Pall Mall Bhd. ................................   MAL            45,900        381,466         0.2
    TOBACCO
  Pepsi-Gemex S.A. - GDR-/- {\/} ............................   MEX            26,300        356,694         0.2
    BEVERAGES - NON-ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) .................   POL             2,018        200,968         0.1
    BEVERAGES - ALCOHOLIC
  Carlsberg Brewery Malaysia Bhd. ...........................   MAL            44,500        155,149         0.1
    BEVERAGES - ALCOHOLIC
  Nong Shim Co., Ltd. .......................................   KOR             2,000         87,191          --
    FOOD
  Oriental Weavers "C"-/- ...................................   EGPT            3,400         70,948          --
    TEXTILES & APPAREL

    The accompanying notes are an integral part of the financial statements.

         1026
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Erciyas Biracilik ve Malt Sanayii AS ......................   TRKY          136,000   $     22,054          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          16,448,179
                                                                                        ------------
Technology (2.7%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............   TWN           128,164      2,643,383         1.3
    COMPUTERS & PERIPHERALS
  Formula Systems Ltd.-/- ...................................   ISRL           16,415        634,454         0.3
    SOFTWARE
  Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS ...   TRKY        3,198,100        505,806         0.3
    TELECOM TECHNOLOGY
  Delta Electronics, Inc. ...................................   TWN           120,000        440,400         0.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ..........................   ISRL            2,459        351,172         0.2
    SEMICONDUCTORS
  Samsung Electronics (1/2 of Common Share) - GDR{\/} .......   KOR            11,300        316,400         0.2
    SEMICONDUCTORS
  United Microelectronics Corporation Ltd.-/- ...............   TWN           158,000        297,119         0.1
    SEMICONDUCTORS
  Tadiran Ltd. ..............................................   ISRL            7,000        272,639         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           5,461,373
                                                                                        ------------
Health Care (2.1%)
  Teva Pharmaceutical Industries Ltd. .......................   ISRL           29,600      1,255,350         0.6
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. .................................   IND            75,000      1,253,779         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY            7,266        775,646         0.4
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) .................................................   EGPT            9,000        642,763         0.3
    PHARMACEUTICALS
  EGIS Rt. ..................................................   HGRY            5,920        308,743         0.2
    PHARMACEUTICALS
  Medison Co., Ltd. .........................................   KOR            10,200         83,559          --
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,319,840
                                                                                        ------------
Consumer Durables (1.8%)
  Imperial Holdings Ltd. ....................................   SAFR           58,161        794,282         0.4
    AUTOMOBILES
  Hon Hai Precision Industry-/- .............................   TWN           120,400        701,146         0.3
    CONSUMER ELECTRONICS
  Qingling Motors Co., Ltd.{*} ..............................   CHNA        1,475,000        637,951         0.3
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd.: ................   IND                --             --         0.3
    AUTOMOBILES
    GDR{\/} .................................................   --             84,000        611,100          --
    Common ..................................................   --                980          6,859          --

    The accompanying notes are an integral part of the financial statements.

         1027
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (Continued)
  Mahindra & Mahindra Ltd. - GDR{\/} ........................   IND            42,600   $    317,370         0.2
    AUTOMOBILES
  Ford Otomotiv Sanayi AS ...................................   TRKY          377,000        271,712         0.1
    AUTOMOBILES
  Tofas Turk Otomobil Fabrikasi AS ..........................   TRKY        4,909,000        255,524         0.1
    AUTOMOBILES
  Arcelik AS ................................................   TRKY        2,024,800        227,005         0.1
    APPLIANCES & HOUSEHOLD DURABLES
  BEC World Public Co., Ltd. ................................   THAI            6,100         32,238          --
    CONSUMER ELECTRONICS
                                                                                        ------------
                                                                                           3,855,187
                                                                                        ------------
Capital Goods (1.8%)
  NICE-Systems Ltd.-/- ......................................   ISRL           15,910        663,132         0.3
    TELECOM EQUIPMENT
  Taiwan Semiconductor Manufacturing Co.-/- .................   TWN           145,000        626,706         0.3
    MACHINERY & ENGINEERING
  Corporacion GEO, S.A. de C.V. "B"-/- ......................   MEX            63,800        441,403         0.2
    CONSTRUCTION
  ECI Telecommunications Ltd.{\/} ...........................   ISRL           13,100        399,550         0.2
    TELECOM EQUIPMENT
  Arabian International Construction-/- .....................   EGPT            7,319        344,170         0.2
    CONSTRUCTION
  Netas Telekomunik-/- ......................................   TRKY          724,500        269,784         0.1
    TELECOM EQUIPMENT
  Elektrim Spolka Akcyjna S.A. ..............................   POL            15,630        223,352         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Display Devices Co. ...............................   KOR             3,690        183,809         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ...................................   KOR            36,240        179,436         0.1
    INDUSTRIAL COMPONENTS
  Samsung Electro-Mechanics Co. .............................   KOR             6,200        130,037         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Sindo Ricoh Co. ...........................................   KOR             3,100        109,139         0.1
    OFFICE EQUIPMENT
  Delta Electronics (Thailand) Public Co., Ltd. - Foreign ...   THAI            8,000         82,487          --
    ELECTRICAL PLANT/EQUIPMENT
  LG Electronics ............................................   KOR             5,225         62,230          --
    ELECTRICAL PLANT/EQUIPMENT
  Madeco S.A. - ADR{\/} .....................................   CHLE            2,400         38,400          --
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           3,753,635
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $185,429,876) ................                            191,125,942        94.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1028
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (1.2%)
  Pakistan (0.1%)
    Republic of Pakistan, 6% due 2/26/02 - Reg S{c} .........   USD           250,000   $    235,625         0.1
  Russia (1.1%)
    Bank for Foreign Economic Affairs (Venesheconombank)
     Interest Notes, 6.72% due 12/15/15+ ....................   USD         3,000,000      2,163,750         1.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $2,264,540) ................................................                              2,399,375
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $2,264,540) ............                              2,399,375         1.2
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Delta Electronics (Thailand) Public Co., Ltd. (UNAV NP
   RTS), due 5/15/98 - Foreign ..............................   THAI            4,000         40,207          --
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Development Rights, due 5/13/98 ...................   KOR               530          9,210          --
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Electronics Rights, due 5/27/98 - GDR 144A{.}
   {\/} .....................................................   KOR               899          8,943          --
    SEMICONDUCTORS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $34,933) .................................                                 58,360          --
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ...............   PHIL          708,400          2,034          --
                                                                                        ------------       -----
    OIL

TOTAL INVESTMENTS (cost $187,729,349)  * ....................                            193,585,711        95.2
Other Assets and Liabilities ................................                              9,695,248         4.8
                                                                                        ------------       -----

NET ASSETS ..................................................                           $203,280,959       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {*}  Security denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {.:} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
          + The coupon rate shown on floating rate note represents the rate at period end.
        {=} Each unit represents one preferred share of Unibanco and one preferred "B" share of Unibanco Holdings.
          * For Federal income tax purposes, cost is $189,023,855 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,939,088
                 Unrealized depreciation:           (17,377,232)
                                                  -------------
                 Net unrealized appreciation:     $   4,561,856
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1029
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS        OTHER      TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    3.5                                   3.5
Brazil (BRZL/BRL) ....................   14.2                                  14.2
Chile (CHLE/CLP) .....................    4.5                                   4.5
China (CHNA/RMB) .....................    0.3                                   0.3
Egypt (EGPT/EGP) .....................    7.0                                   7.0
Greece (GREC/GRD) ....................    3.3                                   3.3
Hong Kong (HK/HKD) ...................    0.3                                   0.3
Hungary (HGRY/HUF) ...................    2.6                                   2.6
India (IND/INR) ......................    5.2                                   5.2
Ireland (IRE/IEP) ....................    0.8                                   0.8
Israel (ISRL/ILS) ....................    3.7                                   3.7
Kazakhstan (KAZ/KTS) .................    0.3                                   0.3
Korea (KOR/KRW) ......................    0.9                                   0.9
Malaysia (MAL/MYR) ...................    2.2                                   2.2
Mexico (MEX/MXN) .....................   11.0                                  11.0
Morocco (MOR/MAD) ....................    0.1                                   0.1
Pakistan (PAK/PKR) ...................    1.1         0.1                       1.2
Peru (PERU/PES) ......................    2.3                                   2.3
Philippines (PHIL/PHP) ...............    2.0                                   2.0
Poland (POL/PLZ) .....................    0.5                                   0.5
Romania (ROM/ROL) ....................    0.3                                   0.3
Russia (RUS/SUR) .....................    3.8         1.1                       4.9
South Africa (SAFR/ZAR) ..............   10.8                                  10.8
Sri Lanka (SLNKA/LKR) ................    0.6                                   0.6
Taiwan (TWN/TWD) .....................    4.2                                   4.2
Thailand (THAI/THB) ..................    0.4                                   0.4
Turkey (TRKY/TRL) ....................    6.9                                   6.9
United Kingdom (UK/GBP) ..............    1.2                                   1.2
United States (US/USD) ...............                               4.8        4.8
                                        ------        ---            ---      -----
Total  ...............................   94.0         1.2            4.8      100.0
                                        ------        ---            ---      -----
                                        ------        ---            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $203,280,959.

    The accompanying notes are an integral part of the financial statements.

         1030
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $187,729,349) (Note 1)......  $193,585,711
  U.S. currency.............................................  $      738
  Foreign currencies (cost $8,611,907)......................   8,665,582     8,666,320
                                                              ----------
  Receivable for Fund shares sold.......................................     3,696,199
  Receivable for securities sold........................................     3,162,673
  Dividends receivable..................................................       805,918
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2)........       459,815
  Interest receivable...................................................        90,413
                                                                          ------------
    Total assets........................................................   210,467,049
                                                                          ------------
Liabilities:
  Payable for loan outstanding (Note 1).................................     3,353,000
  Payable for securities purchased......................................     1,872,212
  Payable for Fund shares repurchased...................................       788,130
  Payable for investment management and administration fees (Note 2)....       479,744
  Payable for transfer agent fees (Note 2)..............................       243,519
  Payable for printing and postage expenses.............................       131,413
  Payable for service and distribution expenses (Note 2)................       123,207
  Payable for custodian fees............................................        57,525
  Payable for professional fees.........................................        33,130
  Payable for registration and filing fees..............................        22,556
  Payable for fund accounting fees (Note 2).............................         4,139
  Payable for Directors' fees and expenses (Note 2).....................         1,115
  Other accrued expenses................................................        76,400
                                                                          ------------
    Total liabilities...................................................     7,186,090
                                                                          ------------
Net assets..............................................................  $203,280,959
                                                                          ------------
                                                                          ------------
Class A:
Net asset value and redemption price per share ($100,647,556 DIVIDED BY
 8,035,606 shares outstanding)..........................................  $      12.53
                                                                          ------------
                                                                          ------------
Maximum offering price per share (100/95.25 of $12.53) *................  $      13.15
                                                                          ------------
                                                                          ------------
Class B:+
Net asset value and offering price per share ($100,831,448 DIVIDED BY
 8,244,890 shares outstanding)..........................................  $      12.23
                                                                          ------------
                                                                          ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per
 share ($1,801,955 DIVIDED BY 142,562 shares outstanding)...............  $      12.64
                                                                          ------------
                                                                          ------------
Net assets consist of:
  Paid in capital (Note 4)..............................................  $246,288,977
  Undistributed net investment income...................................        73,763
  Accumulated net realized loss on investments and foreign currency
   transactions.........................................................   (48,990,457)
  Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies................................................        52,314
  Net unrealized appreciation of investments............................     5,856,362
                                                                          ------------
Total -- representing net assets applicable to capital shares outstanding............................................................  $203,280,959
                                                                          ------------
                                                                          ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1031
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                            STATEMENT OF OPERATIONS

                        Six months ended April 30, 1998

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $111,452)..............................  $ 2,595,058
  Securities lending income.................................................................       85,994
  Interest income...........................................................................       73,454
                                                                                              -----------
    Total investment income.................................................................    2,754,506
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,027,785
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   249,648
    Class B....................................................................      540,658      790,306
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      778,300
  Interest expense (Note 1).................................................................      347,489
  Custodian fees............................................................................      121,000
  Printing and postage expenses.............................................................      108,600
  Professional fees.........................................................................       68,214
  Registration and filing fees..............................................................       47,060
  Fund accounting fees (Note 2).............................................................       27,756
  Directors' fees and expenses (Note 2).....................................................        6,878
  Other expenses (Note 1)...................................................................        5,429
                                                                                              -----------
    Total expenses before reductions........................................................    3,328,817
                                                                                              -----------
      Expenses reimbursed by Chancellor LGT Asset Management, Inc...........................     (609,815)
      Expense reductions (Note 5)...........................................................      (38,259)
                                                                                              -----------
    Total net expenses......................................................................    2,680,743
                                                                                              -----------
Net investment income.......................................................................       73,763
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments.............................................  (35,414,012)
  Net realized loss on foreign currency transactions...........................   (2,083,497)
                                                                                 -----------
    Net realized loss during the period.....................................................  (37,497,509)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      672,976
  Net change in unrealized appreciation of investments.........................   40,080,042
                                                                                 -----------
    Net unrealized appreciation during the period...........................................   40,753,018
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................    3,255,509
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $ 3,329,272
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1032
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                         APRIL 30, 1998    OCTOBER 31, 1997
                                                                        ----------------   ----------------
Decrease in net assets
Operations:
  Net investment income (loss)........................................   $      73,763      $    (1,050,632)
  Net realized gain (loss) on investments and foreign currency
   transactions.......................................................     (37,497,509)          26,113,895
  Net change in unrealized appreciation (depreciation) on translation
   of assets and liabilities in foreign currencies....................         672,976             (282,179)
  Net change in unrealized appreciation (depreciation) of
   investments........................................................      40,080,042          (52,070,476)
                                                                        ----------------   ----------------
    Net increase (decrease) in net assets resulting from operations...       3,329,272          (27,289,392)
                                                                        ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..........................................              --              (37,319)
  In excess of net investment income..................................              --             (104,807)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income..........................................              --               (4,161)
  In excess of net investment income..................................              --              (11,686)
                                                                        ----------------   ----------------
    Total distributions...............................................              --             (157,973)
                                                                        ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested....................     296,466,663        1,140,272,411
  Decrease from capital shares repurchased............................    (339,416,025)      (1,314,030,266)
                                                                        ----------------   ----------------
    Net decrease from capital share transactions......................     (42,949,362)        (173,757,855)
                                                                        ----------------   ----------------
Total decrease in net assets..........................................     (39,620,090)        (201,205,220)
Net assets:
  Beginning of period.................................................     242,901,049          444,106,269
                                                                        ----------------   ----------------
  End of period.......................................................   $ 203,280,959*     $   242,901,049*
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------
 * Includes undistributed net investment income of....................   $      73,763      $            --
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

         1033
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                          CLASS A+
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30,      ---------------------------------------------------------
                                           1998 (d)      1997 (d)    1996 (d)    1995 (d)      1994        1993
                                          ----------     ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  12.20       $  14.26    $  13.85    $  18.81    $  14.42    $  11.10
                                          ----------     ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income (loss)..........      0.02*            --        0.11        0.13       (0.02)       0.02**
  Net realized and unrealized gain
   (loss) on investments................      0.31          (2.05)       0.30       (4.32)       4.68        3.38
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      0.33          (2.05)       0.41       (4.19)       4.66        3.40
                                          ----------     ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............        --             --          --          --       (0.01)      (0.08)
  From net realized gain on
   investments..........................        --             --          --       (0.77)      (0.26)         --
  In excess of net investment income....        --          (0.01)         --          --          --          --
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Total distributions.................        --          (0.01)         --       (0.77)      (0.27)      (0.08)
                                          ----------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  12.53       $  12.20    $  14.26    $  13.85    $  18.81    $  14.42
                                          ----------     ---------   ---------   ---------   ---------   ---------
                                          ----------     ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      2.79%(b)     (14.45)%      2.96%     (23.04)%     32.58%      30.90%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $100,648       $113,319    $224,964    $252,457    $417,322    $187,808
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      0.31%(a)      (0.01)%      0.76%       0.89%      (0.11)%       0.1%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     (0.30)%(a)     (0.09)%      0.64%       0.87%        N/A       (0.11)%
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      1.96%(a)       2.10%       1.96%       2.12%       2.06%        2.4%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.57%(a)       2.18%       2.08%       2.14%        N/A        2.61%
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.33%(a)        N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............       117%(a)        150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016       $ 0.0015    $ 0.0040         N/A         N/A         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
 *** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1034
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ---------------------------------------------------------------------------
                                                                                                           APRIL 1,
                                          SIX MONTHS                                                         1993
                                            ENDED                    YEAR ENDED OCTOBER 31,                   TO
                                          APRIL 30,       ---------------------------------------------   OCTOBER 31,
                                           1998 (d)       1997 (d)    1996 (d)    1995 (d)      1994         1993
                                          ----------      ---------   ---------   ---------   ---------   -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $  11.94        $  14.02    $  13.68    $  18.68    $  14.39     $ 11.47
                                          ----------      ---------   ---------   ---------   ---------   -----------
Income from investment operations:
  Net investment income (loss)..........     (0.01) *        (0.08)       0.04        0.06       (0.12)       0.00***
  Net realized and unrealized gain
   (loss) on investments................      0.30           (2.00)       0.30       (4.29)       4.67        2.92
                                          ----------      ---------   ---------   ---------   ---------   -----------
    Net increase (decrease) from
     investment operations..............      0.29           (2.08)       0.34       (4.23)       4.55        2.92
                                          ----------      ---------   ---------   ---------   ---------   -----------
Distributions to shareholders:
  From net investment income............        --              --          --          --          --          --
  From net realized gain on
   investments..........................        --              --          --       (0.77)      (0.26)         --
  In excess of net investment income....        --              --          --          --          --          --
                                          ----------      ---------   ---------   ---------   ---------   -----------
    Total distributions.................        --              --          --       (0.77)      (0.26)         --
                                          ----------      ---------   ---------   ---------   ---------   -----------
Net asset value, end of period..........  $  12.23        $  11.94    $  14.02    $  13.68    $  18.68     $ 14.39
                                          ----------      ---------   ---------   ---------   ---------   -----------
                                          ----------      ---------   ---------   ---------   ---------   -----------

Total investment return (c).............      2.51%(b)      (14.91)%      2.49%     (23.37)%     31.77%       25.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $100,831        $127,658    $216,004    $225,861    $291,289     $32,318
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......     (0.19)%(a)      (0.51)%      0.26%       0.39%      (0.61)%      (0.4)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     (0.80)%(a)      (0.59)%      0.14%       0.37%        N/A       (0.61)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      2.46%(a)        2.60%       2.46%       2.62%       2.56%        2.9% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      3.07%(a)        2.68%       2.58%       2.64%        N/A        3.11% (a)
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.33%(a)         N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............       117%(a)         150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016        $ 0.0015    $ 0.0040         N/A         N/A         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
 *** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1035
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                         ADVISOR CLASS+++
                                          -----------------------------------------------
                                          SIX MONTHS   YEAR ENDED OCTOBER    JUNE 1, 1995
                                            ENDED              31,                TO
                                          APRIL 30,    -------------------   OCTOBER 31,
                                           1998 (d)    1997 (d)   1996 (d)       1995
                                          ----------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 12.27     $ 14.38    $ 13.88      $14.71
                                          ----------   --------   --------   ------------
Income from investment operations:
  Net investment income (loss)..........      0.05*       0.05       0.18        0.08
  Net realized and unrealized gain
   (loss) on investments................      0.32       (2.05)      0.32       (0.91)
                                          ----------   --------   --------   ------------
    Net increase (decrease) from
     investment operations..............      0.37       (2.00)      0.50       (0.83)
                                          ----------   --------   --------   ------------
Distributions to shareholders:
  From net investment income............        --       (0.03)        --          --
  From net realized gain on
   investments..........................        --          --         --          --
  In excess of net investment income....        --       (0.08)        --          --
                                          ----------   --------   --------   ------------
    Total distributions.................        --       (0.11)        --          --
                                          ----------   --------   --------   ------------
Net asset value, end of period..........   $ 12.64     $ 12.27    $ 14.38      $13.88
                                          ----------   --------   --------   ------------
                                          ----------   --------   --------   ------------

Total investment return (c).............      3.10%(b)  (14.05)%     3.60%      (5.71)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 1,802     $ 1,924    $ 3,139      $1,675
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      0.81%(a)    0.49%      1.26%       1.39% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      0.20%(a)    0.41%      1.14%       1.37% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      1.46%(a)    1.60%      1.46%       1.62% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.07%(a)    1.68%      1.58%       1.64% (a)
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.33%(a)     N/A        N/A         N/A
Portfolio turnover rate++++.............       117%(a)     150%       104%        114%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0016     $0.0015    $0.0040         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
 *** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1036
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)
GT Global Emerging Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and the Fund was renamed AIM Emerging Markets Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when GT Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value,

         1037
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $16,035,409 were on loan to brokers. The loans were secured by cash collateral of $16,583,830 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic

         1038
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received securities lending fees of $85,994.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $10,198,442, of which $5,776,568 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of its total assets. On April 30, 1998, the Fund had $3,353,000 in loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $10,572,144, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the six months ended April 30, 1998 was $334,748. Other interest expense charges amounted to $12,741.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the six months ended April 30, 1998, GT Global retained $8,591 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $1,590 for the six months ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the six months ended April 30, 1998, GT Global collected CDSCs in the amount of $565,010. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B

         1039
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $123,495,635 and $178,354,580 respectively. There were no purchases or sales of U.S. government obligations by the Fund for the six months ended April 30, 1998.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1040
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                           CAPITAL SHARE TRANSACTIONS

                                               SIX MONTHS ENDED               YEAR ENDED
                                                APRIL 30, 1998             OCTOBER 31, 1997
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   17,134,342  $ 200,989,101   57,294,454  $ 859,844,827
Shares issued in connection with
  reinvestment of distributions.........           --             --        8,654        123,333
                                          -----------  -------------  -----------  -------------
                                           17,134,342    200,989,101   57,303,108    859,968,160
Shares repurchased......................  (18,390,591)  (216,637,505) (63,783,507)  (962,241,730)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (1,256,249) $ (15,648,404)  (6,480,399) $(102,273,570)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,798,521  $  55,553,088   16,394,355  $ 245,887,976
Shares repurchased......................   (7,248,568)   (83,530,468) (21,109,926)  (316,251,415)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (2,450,047) $ (27,977,380)  (4,715,571) $ (70,363,439)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    3,375,138  $  39,924,474    2,213,447  $  34,400,471
Shares issued in connection with
  reinvestment of distributions.........           --             --        1,106         15,804
                                          -----------  -------------  -----------  -------------
                                            3,375,138     39,924,474    2,214,553     34,416,275
Shares repurchased......................   (3,389,407)   (39,248,052)  (2,275,943)   (35,537,121)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (14,269) $     676,422      (61,390) $  (1,120,846)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended April 30, 1998, the Fund's expenses were reduced by $38,259 under these arrangements.

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter, and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1041
                         GT GLOBAL EMERGING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Emerging Markets Fund and
Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Emerging Markets Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Emerging Markets Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1042
                        GT GLOBAL EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (18.6%)
  LUKoil Holding - ADR{\/} .................................   RUS             68,826   $  5,764,178         2.4
    OIL
  Sasol Ltd. ...............................................   SAFR           402,507      4,853,515         2.0
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ...........   BRZL        22,113,561      4,112,192         1.7
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ...   BRZL            85,389      3,415,560         1.4
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ..........................   VENZ         2,529,153      3,324,761         1.4
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A.-Eletrobras "B" -
   ADR{\/} .................................................   BRZL           133,855      2,944,810         1.2
    ELECTRICAL & GAS UTILITIES
  Chilgener S.A. - ADR{\/} .................................   CHLE            88,263      2,383,101         1.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ...................................   CHLE            64,238      2,119,854         0.9
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ..........   CHLE           100,922      2,031,055         0.8
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ...................   BRZL         5,020,561      1,666,841         0.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ...............................   BRZL         6,360,473      1,627,044         0.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} .......................................   ARG             49,065      1,570,080         0.7
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ....................   PAK             49,150      1,535,938         0.6
    ENERGY SOURCES
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ...........   RUS             37,000      1,156,246         0.5
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} .............................   RUS            123,235      1,047,498         0.4
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign .................................................   THAI           101,800      1,038,259         0.4
    OIL
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} .......   HGRY            35,800        774,175         0.3
    ENERGY SOURCES
  Manila Electric Co. "B" ..................................   PHIL           236,700        728,308         0.3
    ELECTRICAL & GAS UTILITIES
  Mosenergo - 144A ADR{.} {\/} .............................   RUS             15,000        630,000         0.3
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign ........   THAI           329,100        548,500         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. .......................................   ARG             74,818        468,642         0.2
    OIL
  Tenaga Nasional Bhd. .....................................   MAL            194,000        419,585         0.2
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp. - ADR{\/} .....................   KOR             44,271        362,469         0.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - Reg. S GDR{c} ................................   IND             19,100        296,050         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. ..............................................   KOR              7,543        102,145          --
    OIL

    The accompanying notes are an integral part of the financial statements.

         1043
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (Continued)
  Guangdong Electric Power Development Co., Ltd. "B"+X+ ....   CHNA           127,800   $     72,084          --
    ENERGY SOURCES
  Pakistan State Oil Co., Ltd. .............................   PAK                 20            216          --
    OIL
                                                                                        ------------
                                                                                          44,993,106
                                                                                        ------------
Multi-Industry/Miscellaneous (16.1%)
  Barlow Ltd. ..............................................   SAFR           407,077      4,104,623         1.7
    CONGLOMERATE
  Anglo American Corporation of South Africa Ltd. ..........   SAFR            82,607      3,572,195         1.5
    CONGLOMERATE
  Delta Corporation Ltd. (subdivision)-/- ..................   ZBBW         2,187,074      3,114,504         1.3
    MULTI-INDUSTRY
  PT Telekomunikasi Indonesia ..............................   INDO         3,075,500      2,869,896         1.2
    MULTI-INDUSTRY
  Grupo Carso, S.A. de C.V. "A1" ...........................   MEX            396,200      2,519,547         1.0
    MULTI-INDUSTRY
  ITC Ltd.: ................................................   IND                 --             --         1.0
    MULTI-INDUSTRY
    Common .................................................   --             123,928      1,916,184          --
    GDR-/- {\/} ............................................   --              25,987        475,562          --
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ...........   UK             211,000      2,110,000         0.9
    COUNTRY FUNDS
  PT Gudang Garam ..........................................   INDO           625,500      1,777,187         0.7
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. ..........................   HK             623,000      1,708,616         0.7
    CONGLOMERATE
  Malaysian Resources Corp., Bhd. ..........................   MAL          2,556,000      1,520,240         0.6
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. ........................   HK             339,000      1,508,616         0.6
    MULTI-INDUSTRY
  Central Asia Regional Growth Fund-/- {\/} ................   IRE            156,000      1,485,120         0.6
    COUNTRY FUNDS
  NASR (El) City Company For Housing & Construction-/- .....   EGPT            18,870      1,304,195         0.5
    MISCELLANEOUS
  Billiton PLC-/- ..........................................   SAFR           395,102      1,158,199         0.5
    CONGLOMERATE
  Sanluis Corporacion, S.A. de C.V. ........................   MEX            145,432      1,128,622         0.5
    CONGLOMERATE
  John Keells Holdings Ltd. ................................   SLNKA          183,000        934,142         0.4
    MULTI-INDUSTRY
  Empresas La Moderna, S.A. de C.V. "A"-/- .................   MEX            186,000        913,293         0.4
    MULTI-INDUSTRY
  PT Bimantara Citra .......................................   INDO           965,000        887,047         0.4
    MULTI-INDUSTRY
  Romanian Growth Fund{\/} .................................   ROM             75,800        784,530         0.3
    COUNTRY FUNDS
  Koc Holding AS ...........................................   TRKY         1,827,500        687,480         0.3
    CONGLOMERATE
  Rembrandt Group Ltd. .....................................   SAFR            77,200        633,971         0.3
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1044
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd. - ADR{\/} ...........................   ISRL            22,315   $    476,983         0.2
    CONGLOMERATE
  PT Hanjaya Mandala Sampoerna .............................   INDO           262,000        457,953         0.2
    MULTI-INDUSTRY
  Discount Investment Corp. ................................   ISRL            12,474        339,811         0.1
    MULTI-INDUSTRY
  Quinenco S.A. - ADR-/- {\/} ..............................   CHLE            21,500        314,438         0.1
    CONGLOMERATE
  KEC International Ltd.-/- ................................   IND            160,500        162,280         0.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                          38,865,234
                                                                                        ------------
Services (15.6%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ............   BRZL                --             --         3.0
    TELEPHONE NETWORKS
    ADR{\/} ................................................   --              37,332      3,789,198          --
    Common .................................................   --          38,472,813      3,419,767          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ..........   MEX            122,827      5,312,268         2.2
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} .................................................   VENZ            85,004      3,718,925         1.5
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ..................................   SAFR                --             --         1.4
    RETAILERS-OTHER
    Common .................................................   --           1,646,589      2,481,865          --
    "N" ....................................................   --             719,798        987,665          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} ........   CHLE            84,227      2,337,299         1.0
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} .......................   PERU           100,740      1,989,615         0.8
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: .....................................   MEX                 --             --         0.6
    RETAILERS-OTHER
    "C" ....................................................   --             593,000      1,029,760          --
    "A" ....................................................   --             275,000        506,527          --
    "B" ....................................................   --              26,656         53,248          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ...............................................   BRZL         7,509,655      1,362,419         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ...................   ARG             42,183      1,186,397         0.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ....   BRZL         3,388,663        885,282         0.4
    TELEPHONE NETWORKS
  TelecomAsia Corp. - Foreign-/- ...........................   THAI         1,521,400        681,224         0.3
    TELEPHONE NETWORKS
  Santa Isabel S.A. - ADR{\/} ..............................   CHLE            36,543        676,046         0.3
    RETAILERS-FOOD
  PT Indosat ...............................................   INDO           264,500        598,625         0.3
    TELECOM - OTHER
  Danubius Hotel and Spa Rt.-/- ............................   HGRY            19,037        595,762         0.2
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

         1045
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Services (Continued)
  PT Citra Marga Nusaphala Persada .........................   INDO         2,073,000   $    591,873         0.2
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ...........................   IND             84,400        588,062         0.2
    TELECOM - OTHER
  Portugal Telecom S.A. - Registered .......................   PORT            13,630        559,388         0.2
    TELEPHONE NETWORKS
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ............................................   PORT            14,423        539,017         0.2
    RETAILERS-OTHER
  Migros Turk T.A.S. .......................................   TRKY           479,400        503,132         0.2
    RETAILERS-FOOD
  Investec-Consultoria Internacional S.A.-/- ...............   PORT            15,692        490,933         0.2
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ...........................................   ISRL           127,545        367,036         0.2
    RETAILERS-FOOD
  Advanced Info. Service - Foreign .........................   THAI            68,300        366,985         0.2
    WIRELESS COMMUNICATIONS
  Indian Hotels Co., Ltd. ..................................   IND                 --             --         0.1
    LEISURE & TOURISM
    GDR-/- {\/} ............................................   --              20,200        348,450          --
    Common .................................................   --               3,000         48,573          --
  Konsortium Perkapalan Bhd. ...............................   MAL            182,000        341,694         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} ......   PAK              3,700        299,700         0.1
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. ..............................   HK             924,000        286,882         0.1
    TRANSPORTATION - ROAD & RAIL
  Vimpel-Communications - ADR-/- {\/} ......................   RUS              8,500        278,375         0.1
    WIRELESS COMMUNICATIONS
  BEC World Public Co., Ltd. - Foreign .....................   THAI            53,000        276,866         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ...................   PORT             4,141        270,885         0.1
    RETAILERS-OTHER
  Himachal Futuristic Communications Ltd. ..................   IND            450,000        241,423         0.1
    TELECOM - OTHER
  PT Matahari Putra Prima ..................................   INDO         1,109,000        216,240         0.1
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          38,227,406
                                                                                        ------------
Materials/Basic Industry (15.5%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ...............   MEX          1,012,344      4,461,588         1.8
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ...........   SAFR         6,948,244      3,611,353         1.5
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ......................   EGPT           169,935      3,526,151         1.5
    CEMENT
  Sappi Ltd. ...............................................   SAFR           427,859      2,713,035         1.1
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ............................   EGPT           104,210      2,199,138         0.9
    CEMENT

    The accompanying notes are an integral part of the financial statements.

         1046
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Ameriyah Cement Co.-/- ...................................   EGPT            84,386   $  2,134,469         0.9
    CEMENT
  Industrias Penoles S.A. (CP) .............................   MEX            452,187      1,800,625         0.7
    METALS - NON-FERROUS
  Torah Portland Cement Co.-/- .............................   EGPT            60,900      1,665,794         0.7
    CEMENT
  De Beers Centenary AG - Linked Unit ......................   SAFR            68,900      1,644,432         0.7
    MISC. MATERIALS & COMMODITIES
  Apasco S.A. ..............................................   MEX            254,481      1,554,315         0.6
    CEMENT
  North Cairo Flour Mills-/- ...............................   EGPT            30,170      1,313,282         0.5
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- .....................................   EGPT             8,500      1,162,750         0.5
    BUILDING MATERIALS & COMPONENTS
  Pannonplast Rt. ..........................................   HGRY            18,188        999,145         0.4
    MISC. MATERIALS & COMMODITIES
  Pohang Iron & Steel Co., Ltd.: ...........................   KOR                 --             --         0.5
    METALS - STEEL
    ADR{\/} ................................................   --              52,475        852,719          --
    Common .................................................   --               2,580        114,060          --
  Paints & Chemical Industry-/- ............................   EGPT            20,500        687,413         0.3
    CHEMICALS
  Grupo Industrial Minera Mexico "L" .......................   MEX            231,300        686,975         0.3
    METALS - NON-FERROUS
  Cimpor-Cimentos de Portugal, SGPS S.A. ...................   PORT            23,585        597,004         0.2
    CEMENT
  Cosco Pacific Ltd. .......................................   HK             462,000        537,904         0.2
    PAPER/PACKAGING
  Hindalco Industries Ltd. .................................   IND             19,350        505,218         0.2
    METALS - NON-FERROUS
  Siam Cement Co., Ltd. - Foreign ..........................   THAI            57,200        486,627         0.2
    CEMENT
  Israel Chemicals Ltd. ....................................   ISRL           386,976        485,117         0.2
    CHEMICALS
  Maanshan Iron and Steel Co. "H"+X+ .......................   CHNA         2,874,000        457,312         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} ........   CHLE             8,500        440,938         0.2
    CHEMICALS
  PT Aneka Tambang-/- ......................................   INDO           940,000        366,574         0.2
    METALS - NON-FERROUS
  Dhan Fibres Ltd.-/- ......................................   PAK          4,273,000        325,286         0.1
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- .......................   TRKY         3,564,000        306,035         0.1
    GLASS
  HI Cement Corp. ..........................................   PHIL         3,197,000        291,464         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. ............................   PAK             85,412        269,787         0.1
    CHEMICALS
  Agros Holding S.A.-/- ....................................   POL             11,876        249,123         0.1
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

         1047
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Cahya Mata Sarawak Bhd. ..................................   MAL            229,000   $    222,878         0.1
    BUILDING MATERIALS & COMPONENTS
  Compania de Minas Buenaventura S.A. - ADR{\/} ............   PERU            11,800        211,663         0.1
    METALS - NON-FERROUS
  PT Indah Kiat Pulp & Paper Corp. Tbk .....................   INDO           517,000        198,015         0.1
    PAPER/PACKAGING
  Associated Cement Cos., Ltd. .............................   IND              5,086        163,542         0.1
    CEMENT
  Fauji Fertilizer Co., Ltd. ...............................   PAK             71,900        160,119         0.1
    MISC. MATERIALS & COMMODITIES
  Dewan Salman Fibre Ltd.-/- ...............................   PAK                  4              3          --
    CHEMICALS
                                                                                        ------------
                                                                                          37,401,853
                                                                                        ------------
Finance (15.1%)
  State Bank of India Ltd. .................................   IND            646,650      4,679,037         1.9
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ...................   BRZL       155,867,458      3,956,070         1.6
    BANKS-MONEY CENTER
  ABSA Group Ltd. ..........................................   SAFR           631,687      3,742,844         1.5
    BANKS-REGIONAL
  Egyptian American Bank SAE-/- ............................   EGPT            72,790      2,344,266         1.0
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} .................................................   CHLE           114,258      1,913,822         0.8
    INVESTMENT MANAGEMENT
  Malayan Banking Bhd. .....................................   MAL            401,800      1,556,990         0.6
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} .................................................   PAN             36,337      1,444,396         0.6
    OTHER FINANCIAL
  Global Menkul Degerler AS-/- .............................   TRKY        60,574,257      1,403,558         0.6
    SECURITIES BROKER
  Banco de A. Edwards - ADR{\/} ............................   CHLE            74,184      1,288,947         0.5
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} .................................   PERU            67,200      1,205,400         0.5
    BANKS-MONEY CENTER
  Aksigorta A.S. ...........................................   TRKY        14,655,000      1,138,555         0.5
    INSURANCE - MULTI-LINE
  Commercial International Bank ............................   EGPT                --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} .......................................   --              37,000        804,750          --
    Common .................................................   --              14,000        323,853          --
  Liberty Life Association of Africa Ltd. ..................   SAFR            36,900        920,582         0.4
    INSURANCE-LIFE
  Banco Frances del Rio de la Plata S.A. - ADR{\/} .........   ARG             34,978        861,333         0.4
    BANKS-MONEY CENTER
  Turkiye Is Bankasi (Isbank) "C" ..........................   TRKY         8,527,300        825,208         0.3
    BANKS-MONEY CENTER
  Kookmin Bank - GDR-/- {\/} ...............................   KOR            100,650        644,160         0.3
    BANKS-MONEY CENTER
  BPI-SGPS S.A. ............................................   PORT            27,269        613,475         0.3
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

         1048
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Finance (Continued)
  Thai Farmers Bank Public Co., Ltd. - Foreign .............   THAI           205,700   $    562,861         0.2
    BANKS-REGIONAL
  SM Prime Holdings, Inc. ..................................   PHIL         2,860,800        505,326         0.2
    REAL ESTATE
  Yapi ve Kredi Bankasi AS .................................   TRKY        16,419,347        501,299         0.2
    BANKS-REGIONAL
  C.G. Smith Ltd. ..........................................   SAFR           109,100        476,320         0.2
    INVESTMENT MANAGEMENT
  Nedcor Ltd. ..............................................   SAFR            22,000        461,954         0.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd. .......................................   ISRL           191,250        452,638         0.2
    BANKS-REGIONAL
  Metroplex Bhd. ...........................................   MAL          1,242,000        432,779         0.2
    REAL ESTATE
  JSC Kazkommertsbank Co. - GDR-/- {\/} ....................   KAZ             19,530        410,130         0.2
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ...........................   PAK            379,600        388,174         0.2
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ...................................   ISRL           242,645        372,565         0.2
    BANKS-REGIONAL
  Turkiye Garanti Bankasi AS ...............................   TRKY         6,533,800        338,410         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. .........................................   POL              5,773        336,758         0.1
    BANKS-MONEY CENTER
  Belle Corp.-/- ...........................................   PHIL         3,542,000        322,917         0.1
    REAL ESTATE
  Ayala Land, Inc. "B" .....................................   PHIL           670,000        262,464         0.1
    REAL ESTATE
  Banco Santander Chile - ADR{\/} ..........................   CHLE            18,800        244,400         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ................   THAI           273,000        237,687         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. ........................   MAL             79,100        142,565         0.1
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign ..................   THAI            39,600        137,910         0.1
    BANKS-MONEY CENTER
  C & P Homes, Inc. ........................................   PHIL         1,487,000        112,266         0.1
    REAL ESTATE
  HDFC Bank Ltd. ...........................................   IND                500          1,118          --
    BANKS-MONEY CENTER
  Housing Development Finance Corp.-/- .....................   IND                  5            422          --
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          36,368,209
                                                                                        ------------
Consumer Non-Durables (9.0%)
  South African Breweries Ltd. .............................   SAFR           158,112      4,207,554         1.7
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" .............   MEX            530,710      3,749,927         1.5
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

         1049
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Consumer Non-Durables (Continued)
  Gruma S.A. "B"-/- ........................................   MEX            678,283   $  2,664,393         1.1
    FOOD
  Eastern Tobacco Co.-/- ...................................   EGPT            99,245      2,488,422         1.0
    TOBACCO
  Companhia Cervejaria Brahma Preferred ....................   BRZL         3,909,129      2,446,752         1.0
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ....................................   SAFR           123,000      1,764,449         0.7
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} ......   EGPT            48,235      1,326,463         0.5
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A. "B" - ADR{\/} ..................   CHLE            51,047      1,046,464         0.4
    BEVERAGES - NON-ALCOHOLIC
  San Miguel Corp. "B" .....................................   PHIL           877,800        987,838         0.4
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. ADR{\/} .................   CHLE            30,046        732,371         0.3
    BEVERAGES - ALCOHOLIC
  Graboplast Rt. (Australian Certificates) .................   HGRY            10,319        556,323         0.2
    OTHER CONSUMER GOODS
  Kuala Lumpur Kepong Bhd. .................................   MAL            108,000        259,537         0.1
    OTHER CONSUMER GOODS
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ................   POL              3,416        255,218         0.1
    BEVERAGES - ALCOHOLIC
  La Tondena Distillers, Inc. ..............................   PHIL           149,400         91,513          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          22,577,224
                                                                                        ------------
Technology (3.7%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ...........   TWN            695,564      8,503,270         3.5
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. .........................   ISRL             2,159        312,828         0.1
    SEMICONDUCTORS
  LG Information & Communication ...........................   KOR              1,956        112,470         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           8,928,568
                                                                                        ------------
Capital Goods (2.5%)
  New World Infrastructure Ltd.-/- .........................   HK             929,000      1,838,771         0.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings ......................   HK             586,000      1,516,171         0.6
    CONSTRUCTION
  United Engineers Ltd. ....................................   MAL            318,000        754,641         0.3
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} ..............................   RUS             48,200        650,700         0.3
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ..................................   KOR             86,000        501,667         0.2
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. .............................   POL             45,830        431,961         0.2
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} ..........................   ISRL             9,100        251,388         0.1
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

         1050
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Capital Goods (Continued)
  Sungmi Telecom Electronics Co. ...........................   KOR                189   $      9,247          --
    TELECOM EQUIPMENT
  Gujarat Telephone Cables-/- ..............................   IND              6,200            853          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           5,955,399
                                                                                        ------------
Consumer Durables (2.3%)
  Bajaj Auto Ltd. - GDR{\/} ................................   IND             81,000      1,441,800         0.6
    AUTO PARTS
  Arcelik AS ...............................................   TRKY         9,393,800      1,049,901         0.4
    APPLIANCES & HOUSEHOLD DURABLES
  Qingling Motors Co., Ltd.+X+ .............................   CHNA         1,475,000        963,616         0.4
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd. ................   IND            107,410        941,208         0.4
    AUTOMOBILES
  Samsung Electronics Co.: .................................   KOR                 --             --         0.3
    CONSUMER ELECTRONICS
    Common .................................................   --              14,801        586,279          --
    144A GDR{.} -/- {\/} ...................................   --               8,200        166,050          --
  PT Astra International, Inc. .............................   INDO           592,000        441,114         0.2
    AUTOMOBILES
                                                                                        ------------
                                                                                           5,589,968
                                                                                        ------------
Health Care (1.8%)
  Ranbaxy Laboratories Ltd. ................................   IND             75,000      1,460,918         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ...................   HGRY            14,046      1,306,278         0.5
    PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd. ......................   ISRL            16,640        774,717         0.3
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ................................................   EGPT            10,000        723,529         0.3
    PHARMACEUTICALS
  PT Kalbe Farma ...........................................   INDO           524,000        321,114         0.1
    PHARMACEUTICALS
  Core Healthcare ..........................................   IND                 50             20          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           4,586,576
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $277,841,143) ...............                             243,493,543       100.2
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                        COUNTRY       RIGHTS        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ...........   INDO                --        123,565         0.1
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 ................................................   BRZL                --            224          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) .....................................                                 123,789         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1051
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                      COUNTRY      WARRANTS       (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ..............   PHIL           708,400   $        131          --
    OIL
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $277,841,143)  * ...................                             243,617,463       100.3
Other Assets and Liabilities ...............................                                (716,414)       (0.3)
                                                                                        ------------       -----

NET ASSETS .................................................                            $242,901,049       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        +X+  Denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $279,135,649 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  17,948,897
                 Unrealized depreciation:           (53,467,083)
                                                  -------------
                 Net unrealized depreciation:     $ (35,518,186)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1052
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.8                                   1.8
Brazil (BRZL/BRL) ....................   12.3                                  12.3
Chile (CHLE/CLP) .....................    6.4                                   6.4
China (CHNA/RMB) .....................    0.6                                   0.6
Egypt (EGPT/EGP) .....................    9.0                                   9.0
Hong Kong (HK/HKD) ...................    3.0                                   3.0
Hungary (HGRY/HUF) ...................    1.6                                   1.6
India (IND/INR) ......................    5.4                                   5.4
Indonesia (INDO/IDR) .................    3.7         0.1                       3.8
Ireland (IRE/IEP) ....................    0.6                                   0.6
Israel (ISRL/ILS) ....................    1.6                                   1.6
Kazakhstan (KAZ/KTS) .................    0.2                                   0.2
Korea (KOR/KRW) ......................    1.6                                   1.6
Malaysia (MAL/MYR) ...................    2.3                                   2.3
Mexico (MEX/MXN) .....................   10.7                                  10.7
Pakistan (PAK/PKR) ...................    1.2                                   1.2
Panama (PAN/PND) .....................    0.6                                   0.6
Peru (PERU/PES) ......................    1.4                                   1.4
Philippines (PHIL/PHP) ...............    1.3                                   1.3
Poland (POL/PLZ) .....................    0.5                                   0.5
Portugal (PORT/PTE) ..................    1.2                                   1.2
Romania (ROM/ROL) ....................    0.3                                   0.3
Russia (RUS/SUR) .....................    4.0                                   4.0
South Africa (SAFR/ZAR) ..............   15.4                                  15.4
Sri Lanka (SLNKA/LKR) ................    0.4                                   0.4
Taiwan (TWN/TWD) .....................    3.5                                   3.5
Thailand (THAI/THB) ..................    1.8                                   1.8
Turkey (TRKY/TRL) ....................    2.7                                   2.7
United Kingdom (UK/GBP) ..............    0.9                                   0.9
United States (US/USD) ...............                              (0.3)      (0.3)
Venezuela (VENZ/VEB) .................    2.9                                   2.9
Zimbabwe (ZBBW/ZWD) ..................    1.3                                   1.3
                                        ------      -----          -----      -----
Total  ...............................  100.2         0.1           (0.3)     100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $242,901,049.

    The accompanying notes are an integral part of the financial statements.

         1053
                        GT GLOBAL EMERGING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $277,841,143) (Note 1)..........................  $243,617,463
  U.S. currency.................................................................  $  136,655
  Foreign currencies (cost $10,678,505).........................................  10,060,667   10,197,322
                                                                                  ----------
  Receivable for securities sold............................................................    7,396,760
  Receivable for Fund shares sold...........................................................    1,950,008
  Dividends receivable......................................................................      337,748
                                                                                              -----------
    Total assets............................................................................  263,499,301
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,193,150
  Payable for loan outstanding (Note 1).....................................................    6,184,000
  Payable for Fund shares repurchased.......................................................    1,396,848
  Payable for investment management and administration fees (Note 2)........................      246,040
  Payable for service and distribution expenses (Note 2)....................................      199,887
  Payable for printing and postage expenses.................................................      140,103
  Payable for transfer agent fees (Note 2)..................................................      104,492
  Payable for custodian fees (Note 1).......................................................       43,774
  Payable for professional fees.............................................................       42,768
  Payable for registration and filing fees..................................................       23,221
  Payable for fund accounting fees (Note 2).................................................        6,498
  Payable for Directors' fees and expenses (Note 2).........................................        4,348
  Other accrued expenses....................................................................       13,123
                                                                                              -----------
    Total liabilities.......................................................................   20,598,252
                                                                                              -----------
Net assets..................................................................................  $242,901,049
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($113,318,585 DIVIDED BY 9,291,855 shares
 outstanding)...............................................................................  $     12.20
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $12.20) *....................................  $     12.81
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($127,658,086 DIVIDED BY 10,694,937 shares
 outstanding)...............................................................................  $     11.94
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,924,378
 DIVIDED BY 156,831 shares outstanding).....................................................  $     12.27
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $289,238,339
  Accumulated net realized loss on investments and foreign currency transactions............  (11,492,948)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (620,662)
  Net unrealized depreciation of investments................................................  (34,223,680)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $242,901,049
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1054
                        GT GLOBAL EMERGING MARKETS FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $260,697)..............................  $ 7,205,935
  Interest income...........................................................................    1,168,490
                                                                                              -----------
    Total investment income.................................................................    8,374,425
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,907,922
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   977,082
    Class B....................................................................    2,022,092    2,999,174
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,516,844
  Custodian fees (Note 1)...................................................................      349,533
  Printing and postage expenses.............................................................      237,674
  Registration and filing fees..............................................................      113,378
  Fund accounting fees (Note 2).............................................................      103,144
  Audit fees................................................................................       72,348
  Legal fees................................................................................       35,687
  Amortization of organization costs (Note 1)...............................................       16,342
  Directors' fees and expenses (Note 2).....................................................       13,636
  Other expenses (Note 1)...................................................................      385,661
                                                                                              -----------
    Total expenses before reductions........................................................    9,751,343
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (326,286)
                                                                                              -----------
    Total net expenses......................................................................    9,425,057
                                                                                              -----------
Net investment loss.........................................................................   (1,050,632)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   29,128,765
  Net realized loss on foreign currency transactions...........................   (3,014,870)
                                                                                 -----------
    Net realized gain during the year.......................................................   26,113,895
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (282,179)
  Net change in unrealized depreciation of investments.........................  (52,070,476)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (52,352,655)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (26,238,760)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(27,289,392)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1055
                        GT GLOBAL EMERGING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED      YEAR ENDED
                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $   (1,050,632) $    2,628,437
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................      26,113,895      (5,528,958)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................        (282,179)         31,246
  Net change in unrealized appreciation (depreciation) of investments......     (52,070,476)     22,530,391
                                                                             --------------  --------------
    Net increase (decrease) in net assets resulting from operations........     (27,289,392)     19,661,116
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................         (37,319)             --
  In excess of net investment income.......................................        (104,807)             --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................          (4,161)             --
  In excess of net investment income.......................................         (11,686)             --
                                                                             --------------  --------------
    Total distributions....................................................        (157,973)             --
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   1,140,272,411   1,443,673,824
  Decrease from capital shares repurchased.................................  (1,314,030,266) (1,499,221,358)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (173,757,855)    (55,547,534)
                                                                             --------------  --------------
Total decrease in net assets...............................................    (201,205,220)    (35,886,418)
Net assets:
  Beginning of year........................................................     444,106,269     479,992,687
                                                                             --------------  --------------
  End of year *............................................................  $  242,901,049  $  444,106,269
                                                                             --------------  --------------
                                                                             --------------  --------------
  * Includes undistributed net investment income of........................  $           --  $       41,480
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

         1056
                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.26   $   13.85   $   18.81   $   14.42   $   11.10
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         --        0.11        0.13       (0.02)       0.02*
  Net realized and unrealized gain
   (loss) on investments................      (2.05)       0.30       (4.32)       4.68        3.38
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (2.05)       0.41       (4.19)       4.66        3.40
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.08)
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)         --
  In excess of net investment income....      (0.01)         --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)         --       (0.77)      (0.27)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.20   $   14.26   $   13.85   $   18.81   $   14.42
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (14.45)%      2.96%     (23.04)%     32.58%      30.90%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 113,319   $ 224,964   $ 252,457   $ 417,322   $ 187,808
Ratio of net investment income (loss) to
 average net assets.....................      (0.01)%      0.76%       0.89%      (0.11)%       0.1%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.10%       1.96%       2.12%       2.06%        2.4%*
  Without expense reductions............       2.18%       2.08%       2.14%        N/A         N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1057
                        GT GLOBAL EMERGING MARKETS FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B++
                                          -----------------------------------------------------------
                                                                                           APRIL 1,
                                                                                             1993
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.02   $   13.68   $   18.68   $   14.39    $   11.47
                                          ----------  ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)..........      (0.08)       0.04        0.06       (0.12)        0.00**
  Net realized and unrealized gain
   (loss) on investments................      (2.00)       0.30       (4.29)       4.67         2.92
                                          ----------  ----------  ----------  ----------  -----------
    Net increase (decrease) from
     investment operations..............      (2.08)       0.34       (4.23)       4.55         2.92
                                          ----------  ----------  ----------  ----------  -----------
Distributions to shareholders:
  From net investment income............         --          --          --          --           --
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)          --
  In excess of net investment income....         --          --          --          --           --
                                          ----------  ----------  ----------  ----------  -----------
    Total distributions.................         --          --       (0.77)      (0.26)          --
                                          ----------  ----------  ----------  ----------  -----------
Net asset value, end of period..........  $   11.94   $   14.02   $   13.68   $   18.68    $   14.39
                                          ----------  ----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  ----------  -----------

Total investment return (c).............     (14.91)%      2.49%     (23.37)%     31.77%        25.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,658   $ 216,004   $ 225,861   $ 291,289    $  32,318
Ratio of net investment income (loss) to
 average net assets.....................      (0.51)%      0.26%       0.39%      (0.61)%       (0.4)%**(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.60%       2.46%       2.62%       2.56%         2.9%**(a)
  Without expense reductions............       2.68%       2.58%       2.64%        N/A          N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%          99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A          N/A


                                                      ADVISOR CLASS+++
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)      1996 (D)        1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.38       $   13.88     $   14.71
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      0.05            0.18          0.08
  Net realized and unrealized gain
   (loss) on investments................     (2.05)           0.32         (0.91)
                                          -----------   -----------  -------------
    Net increase (decrease) from
     investment operations..............     (2.00)           0.50         (0.83)
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.03)             --            --
  From net realized gain on
   investments..........................        --              --            --
  In excess of net investment income....     (0.08)             --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.11)             --            --
                                          -----------   -----------  -------------
Net asset value, end of period..........   $ 12.27       $   14.38     $   13.88
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............    (14.05)%          3.60%        (5.71)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 1,924       $   3,139     $   1,675
Ratio of net investment income (loss) to
 average net assets.....................      0.49%           1.26%         1.39%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.60%           1.46%         1.62%(a)
  Without expense reductions............      1.68%           1.58%         1.64%(a)
Portfolio turnover rate++++.............       150%            104%          114%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0015       $  0.0040           N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1058
                        GT GLOBAL EMERGING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Emerging Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when GT Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

         1059
                        GT GLOBAL EMERGING MARKETS FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $17,629,705 were on loan to brokers. The loans were secured by cash collateral of $18,687,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended October 31, 1997, the Fund received fees of $186,729 which were used to reduce the Fund's custodian and administrative expenses.

         1060
                        GT GLOBAL EMERGING MARKETS FUND

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $10,198,442, of which $5,776,568 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $150,006. These expenses were being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(O) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $6,184,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $9,375,490 with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $165,714, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $39,500 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $13,158 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $1,581,636. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

         1061
                        GT GLOBAL EMERGING MARKETS FUND

Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40% 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the period then ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $551,048,488 and $663,636,335 respectively. There were no purchases or sales of U.S. government obligations by the Fund for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1062
                        GT GLOBAL EMERGING MARKETS FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   57,294,454  $ 859,844,827   75,574,030  $1,106,260,084
Shares issued in connection with
  reinvestment of distributions.........        8,654        123,333           --             --
                                          -----------  -------------  -----------  -------------
                                           57,303,108    859,968,160   75,574,030  1,106,260,084
Shares repurchased......................  (63,783,507)  (962,241,730) (78,034,654) (1,146,692,253)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (6,480,399) $(102,273,570)  (2,460,624) $ (40,432,169)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   16,394,355  $ 245,887,976   22,439,885  $ 323,192,109
Shares repurchased......................  (21,109,926)  (316,251,415) (23,539,619)  (339,644,019)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (4,715,571) $ (70,363,439)  (1,099,734) $ (16,451,910)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    2,213,447  $  34,400,471      966,362  $  14,221,631
Shares issued in connection with
  reinvestment of distributions.........        1,106         15,804           --             --
                                          -----------  -------------  -----------  -------------
                                            2,214,553     34,416,275      966,362     14,221,631
Shares repurchased......................   (2,275,943)   (35,537,121)    (868,859)   (12,885,086)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (61,390) $  (1,120,846)      97,503  $   1,336,545
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $139,557 under these arrangements.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the period with companies that are or were affiliates are as follows:

                                                                                                                  NET
                                                                                            PURCHASES  SALES    REALIZED  DIVIDEND
                                                                                              COST    PROCEEDS    GAIN     INCOME
                                                                                            --------  --------  --------  --------
Sun Brewing Ltd. - 144A GDR...............................................................        --        --        --        --

         1063
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of AIM Latin American Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Latin American Growth Fund (formerly GT Global Latin America Growth Fund), one of the funds organized as a series of A I M Investment Funds, Inc., including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Latin American Growth Fund as of April 30, 1998, the results of operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 17, 1998

         1064
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (29.0%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --         8.5
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --            104,140   $ 12,685,554          --
    Common ..................................................   --         82,307,027      8,169,521          --
  Nortel Inversora S.A. - ADR{\/} ...........................   ARG           170,200      5,063,450         2.1
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ..............   BRZL               --             --         2.0
    TELEPHONE NETWORKS
    Preferred ...............................................   --          7,873,727      2,678,513          --
    Common-/- ...............................................   --          8,857,100      2,312,063          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP ...................................................   BRZL       21,222,622      4,825,432         2.0
    BUSINESS & PUBLIC SERVICES
  Cifra, S.A. de C.V.: ......................................   MEX                --             --         2.0
    RETAILERS-OTHER
    "C" .....................................................   --          1,894,600      3,225,517          --
    "V" .....................................................   --            505,530        889,303          --
    "V" - ADR{\/} ...........................................   --             37,489        656,058          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX            82,800      4,688,550         1.9
    TELEPHONE NETWORKS
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX           110,900      4,546,900         1.9
    BROADCASTING & PUBLISHING
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          195,700      4,329,863         1.8
    TELEPHONE NETWORKS
  Controladora Comercial Mexicana, S.A. de C.V.: ............   MEX                --             --         1.5
    RETAILERS-FOOD
    UBC[.] ..................................................   --          2,682,000      3,324,793          --
    GDR{\/} .................................................   --             13,900        342,288          --
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            90,900      3,505,331         1.4
    TELEPHONE NETWORKS
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)
   Preferred ................................................   BRZL       21,618,581      3,403,012         1.4
    TELEPHONE NETWORKS
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE          119,700      2,999,981         1.2
    TELEPHONE NETWORKS
  Carso Global Telecom "A1" .................................   MEX           477,700      1,832,969         0.7
    TELEPHONE NETWORKS
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE           36,684        605,286         0.2
    RETAILERS-FOOD
  El Puerto de Liverpool, S.A. de C.V. ......................   MEX           283,200        417,946         0.2
    RETAILERS-OTHER
  Supermercados Unimarc S.A. - ADR (Chile)-/- {\/} ..........   CHLE           33,000        356,813         0.1
    RETAILERS-FOOD
  Cintra S.A. ...............................................   MEX           165,800        160,515         0.1
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                          71,019,658
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1065
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (23.7%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         4.2
    ELECTRICAL & GAS UTILITIES
    "B" Preferred ...........................................   --        122,369,830   $  5,458,754          --
    Common-/- ...............................................   --        119,990,000      4,931,815          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       38,899,000      9,865,072         4.0
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL          112,200      5,441,700         2.2
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL       11,949,000      4,806,769         2.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ....................................   CHLE          146,900      4,324,369         1.8
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG           119,500      4,167,563         1.7
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          223,400      3,895,538         1.6
    ELECTRICAL & GAS UTILITIES
  Harken Energy Corp.-/- ....................................   US            568,300      3,658,431         1.5
    OIL
  Gener S.A. - ADR{\/} ......................................   CHLE          121,819      2,725,700         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL      173,785,000      2,264,448         0.9
    OIL
  Light - Participacoes S.A. ................................   BRZL        8,815,400      2,158,559         0.9
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ...........................   VENZ        3,289,577      2,021,991         0.8
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. "B" ....................................   ARG           198,696      1,194,282         0.5
    OIL
  Companhia Paulista de Forca e Luz .........................   BRZL               --             --         0.3
    ELECTRICAL & GAS UTILITIES
    Common ..................................................   --          5,030,000        695,007          --
    Preferred ...............................................   --             13,535          1,587          --
  Companhia Paranaense de Energia - Copel ...................   BRZL       45,050,000        520,035         0.2
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          58,131,620
                                                                                        ------------
Finance (13.0%)
  Uniao de Bancos Brasileiros S.A. (Unibanco) Units{=} ......   BRZL       83,494,700      6,426,208         2.6
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG           108,700      3,159,094         1.3
    BANKS-MONEY CENTER
  Banco Rio de La Plata S.A. - ADR-/- {\/} ..................   ARG           213,300      2,932,875         1.2
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            76,135      2,721,826         1.1
    OTHER FINANCIAL
  Grupo Financiero Banorte, S.A. de C.V. "B"-/- .............   MEX         1,640,271      2,711,192         1.1
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE          149,900      2,679,463         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

         1066
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Banco BHIF - ADR{\/} ......................................   CHLE          195,500   $  2,431,531         1.0
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ..................................   PERU          124,782      2,090,099         0.9
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE          125,100      2,009,419         0.8
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....   MEX           479,900      1,501,458         0.6
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA) - GDR{\/} ......   ARG            36,000      1,399,500         0.6
    REAL ESTATE
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} ...   ARG            42,100      1,031,450         0.4
    BANKS-MONEY CENTER
  Banco Wiese - ADR{\/} .....................................   PERU          131,400        706,275         0.3
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          31,800,390
                                                                                        ------------
Materials/Basic Industry (12.8%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX         1,895,100      9,318,880         3.8
    PAPER/PACKAGING
  Apasco, S.A. de C.V. ......................................   MEX           717,000      4,875,939         2.0
    CEMENT
  Companhia Vale do Rio Doce Preferred ......................   BRZL          193,403      4,566,577         1.9
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           95,100      4,130,906         1.7
    CHEMICALS
  Industrias Penoles S.A. (CP) ..............................   MEX           634,600      2,622,309         1.1
    METALS - NON-FERROUS
  Grupo Mexico S.A. "L" .....................................   MEX           412,324      1,314,374         0.5
    METALS - NON-FERROUS
  Siderca S.A. "A" ..........................................   ARG           543,400      1,309,725         0.5
    METALS - STEEL
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" .............   MEX         1,026,500      1,095,580         0.4
    CEMENT
  Corcemar S.A. .............................................   ARG           158,000        948,095         0.4
    CEMENT
  Corporacion Venezolana de Cementos, S.A.C.A.: .............   VENZ               --             --         0.3
    CEMENT
    "A" .....................................................   --            347,758        454,148          --
    "B" .....................................................   --            161,928        211,769          --
  Compania de Minas Buenaventura S.A. - ADR{\/} .............   PERU           36,000        558,000         0.2
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          31,406,302
                                                                                        ------------
Multi-Industry/Miscellaneous (8.1%)
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX           871,100      5,491,941         2.2
    MULTI-INDUSTRY
  Alfa, S.A. de C.V. "A" ....................................   MEX           830,100      4,537,619         1.9
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1067
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Itausa Investimentos Itau S.A. Preferred ..................   BRZL        3,833,289   $  3,251,675         1.3
    MULTI-INDUSTRY
  Desc, S.A. de C.V. - ADR{\/} ..............................   MEX            93,800      2,702,613         1.1
    CONGLOMERATE
  Sanluis Corporacion, S.A. de C.V. .........................   MEX           455,500      2,420,012         1.0
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX           287,000      1,438,388         0.6
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          19,842,248
                                                                                        ------------
Consumer Non-Durables (6.9%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX           976,750      7,242,019         3.0
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE          128,300      3,544,288         1.4
    BEVERAGES - ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................   BRZL        3,006,000      1,958,435         0.8
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX         2,653,900      1,917,576         0.8
    FOOD
  Pepsi-Gemex S.A. - GDR-/- {\/} ............................   MEX           122,800      1,665,475         0.7
    BEVERAGES - NON-ALCOHOLIC
  Embotelladora Andina S.A. - ADR{\/} .......................   CHLE           15,000        338,438         0.1
    BEVERAGES - NON-ALCOHOLIC
  Sudamtex de Venezuela "B" - ADR{\/} .......................   VENZ           32,592        138,516         0.1
    TEXTILES & APPAREL
  Mavesa S.A. - ADR{\/} .....................................   VENZ           24,090         96,360          --
    FOOD
  Cerveceria Backus & Johnston S.A. "T" .....................   PERU           75,905         59,133          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          16,960,240
                                                                                        ------------
Capital Goods (1.3%)
  Corporacion GEO, S.A. de C.V. "B"-/- ......................   MEX           271,000      1,874,923         0.8
    CONSTRUCTION
  ARA, S.A. de C.V.-/- ......................................   MEX           230,000      1,148,642         0.5
    CONSTRUCTION
                                                                                        ------------
                                                                                           3,023,565
                                                                                        ------------
Consumer Durables (0.5%)
  Brasmotor S.A. Preferred ..................................   BRZL        8,532,000      1,182,617         0.5
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $228,528,134) ................                            233,366,640        95.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1068
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (cost
     $0) ....................................................   BRL           276,400             --          --
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
- -------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $8,935,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $9,046,688,
   including accrued interest). (cost $8,868,000) ...........                           $  8,868,000         3.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $237,396,134)  * ....................                            242,234,640        98.9
Other Assets and Liabilities ................................                              2,658,295         1.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $244,892,935       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        [.]  Each unit represents 3 "B" shares and 1 "C" share.
        {=} Each unit represents one preferred share of Unibanco and one preferred "B" share of Unibanco Holdings.
          * For Federal income tax purposes, cost is $237,686,922 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  24,173,992
                 Unrealized depreciation:           (19,626,274)
                                                  -------------
                 Net unrealized appreciation:     $   4,547,718
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                                                                PERCENTAGE OF NET ASSETS {D}
                                                                          -----------------------------------------
                                                                                          SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)                                        EQUITY          & OTHER         TOTAL
------------------------------------------------------------------------  -----------  -----------------  ---------
Argentina (ARG/ARS) ....................................................        10.1                           10.1
Brazil (BRZL/BRL) ......................................................        35.7                           35.7
Chile (CHLE/CLP) .......................................................        12.1                           12.1
Mexico (MEX/MXN) .......................................................        30.4                           30.4
Panama (PAN/PND) .......................................................         1.1                            1.1
Peru (PERU/PES) ........................................................         3.2                            3.2
United States (US/USD) .................................................         1.5             4.7            6.2
Venezuela (VENZ/VEB) ...................................................         1.2                            1.2
                                                                               -----             ---      ---------
Total  .................................................................        95.3             4.7          100.0
                                                                               -----             ---      ---------
                                                                               -----             ---      ---------

--------------

{d}  Percentages indicated are based on net assets of $244,892,935.

    The accompanying notes are an integral part of the financial statements.

         1069
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $237,396,134) (Note 1)..........................  $242,234,640
  U.S. currency.................................................................  $      427
  Foreign currencies (cost $7,378,125)..........................................   7,381,624     7,382,051
                                                                                  ----------
  Dividends receivable......................................................................     2,201,350
  Receivable for Fund shares sold...........................................................       199,570
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2)............................       195,122
  Interest receivable.......................................................................         2,619
                                                                                              ------------
    Total assets............................................................................   252,215,352
                                                                                              ------------
Liabilities:
  Payable for securities purchased..........................................................     3,531,832
  Payable for Fund shares repurchased.......................................................     2,891,492
  Payable for investment management and administration fees (Note 2)........................       306,451
  Payable for transfer agent fees (Note 2)..................................................       217,388
  Payable for service and distribution expenses (Note 2)....................................       147,048
  Payable for printing and postage expenses.................................................        67,469
  Payable for custodian fees................................................................        49,709
  Payable for professional fees.............................................................        45,778
  Payable for registration and filing fees..................................................         6,621
  Payable for fund accounting fees (Note 2).................................................         2,722
  Payable for Directors' fees and expenses (Note 2).........................................           158
  Other accrued expenses....................................................................        55,749
                                                                                              ------------
    Total liabilities.......................................................................     7,322,417
                                                                                              ------------
Net assets..................................................................................  $244,892,935
                                                                                              ------------
                                                                                              ------------
Class A:
Net asset value and redemption price per share ($131,814,677 DIVIDED BY 6,364,611 shares
 outstanding)...............................................................................  $      20.71
                                                                                              ------------
                                                                                              ------------
Maximum offering price per share (100/95.25 of $20.71) *....................................  $      21.74
                                                                                              ------------
                                                                                              ------------
Class B:+
Net asset value and offering price per share ($112,321,626 DIVIDED BY 5,507,298 shares
 outstanding)...............................................................................  $      20.40
                                                                                              ------------
                                                                                              ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($756,632 DIVIDED
 BY 36,559 shares outstanding)..............................................................  $      20.70
                                                                                              ------------
                                                                                              ------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $250,779,254
  Undistributed net investment income.......................................................       891,469
  Accumulated net realized loss on investments and foreign currency transactions............   (11,599,724)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................       (16,570)
  Net unrealized appreciation of investments................................................     4,838,506
                                                                                              ------------
Total -- representing net assets applicable to capital shares outstanding...................  $244,892,935
                                                                                              ------------
                                                                                              ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1070
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                            STATEMENT OF OPERATIONS

                        Six months ended April 30, 1998

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $275,465)...............................  $3,895,778
  Securities lending income..................................................................      92,678
  Interest income............................................................................      74,780
                                                                                               ----------
    Total investment income..................................................................   4,063,236
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   1,294,289
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $  355,309
    Class B......................................................................     611,111     966,420
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................     579,200
  Interest expense (Note 1)..................................................................     208,858
  Printing and postage expenses..............................................................      96,111
  Custodian fees.............................................................................      92,129
  Professional fees..........................................................................      79,345
  Registration and filing fees...............................................................      48,630
  Fund accounting fees (Note 2)..............................................................      35,020
  Directors' fees and expenses (Note 2)......................................................       5,249
  Other expenses.............................................................................       6,335
                                                                                               ----------
    Total expenses before reimbursement......................................................   3,411,586
                                                                                               ----------
      Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)..................    (245,122)
                                                                                               ----------
    Total net expenses.......................................................................   3,166,464
                                                                                               ----------
Net investment income........................................................................     896,772
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments...............................................   3,786,790
  Net realized loss on foreign currency transactions.............................    (156,400)
                                                                                   ----------
    Net realized gain during the period......................................................   3,630,390
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies.........................................................      (9,849)
  Net change in unrealized appreciation of investments...........................  13,997,378
                                                                                   ----------
    Net unrealized appreciation during the period............................................  13,987,529
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,617,919
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $18,514,691
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

         1071
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                                   APRIL 30, 1998    OCTOBER 31, 1997
                                                                                  ----------------   ----------------
Decrease in net assets
Operations:
  Net investment income.........................................................   $     896,772     $      1,116,958
  Net realized gain on investments and foreign currency transactions............       3,630,390           84,545,615
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................          (9,849)              25,640
  Net change in unrealized appreciation (depreciation) of investments...........      13,997,378          (47,707,162)
                                                                                  ----------------   ----------------
    Net increase in net assets resulting from operations........................      18,514,691           37,981,051
                                                                                  ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income....................................................        (219,488)                  --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income....................................................          (5,487)                  --
                                                                                  ----------------   ----------------
    Total distributions.........................................................        (224,975)                  --
                                                                                  ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................     410,769,788        1,267,100,757
  Decrease from capital shares repurchased......................................    (477,746,631)      (1,327,093,718)
                                                                                  ----------------   ----------------
    Net decrease from capital share transactions................................     (66,976,843)         (59,992,961)
                                                                                  ----------------   ----------------
Total decrease in net assets....................................................     (48,687,127)         (22,011,910)
Net assets:
  Beginning of period...........................................................     293,580,062          315,591,972
                                                                                  ----------------   ----------------
  End of period *...............................................................   $ 244,892,935     $    293,580,062
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------
 * Includes undistributed net investment income of..............................   $     891,469     $        219,672
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

         1072
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         CLASS A+
                                          ----------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED OCTOBER 31,
                                          APRIL 30,    ---------------------------------------------------------
                                           1998 (d)    1997 (d)    1996 (d)    1995 (d)    1994 (d)    1993 (d)
                                          ----------   ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  19.50     $  17.95    $  15.38    $  26.11    $  19.78    $  15.59
                                          ----------   ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income (loss)..........      0.09*        0.11        0.09        0.15       (0.08)       0.18**
  Net realized and unrealized gain
   (loss) on investments................      1.15         1.44        2.59       (9.28)       6.75        5.21
                                          ----------   ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      1.24         1.55        2.68       (9.13)       6.67        5.39
                                          ----------   ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............     (0.03)          --       (0.08)         --       (0.19)      (0.12)
  From net realized gain on
   investments..........................        --           --          --       (1.60)      (0.15)      (1.08)
  In excess of net investment income....        --           --       (0.03)         --          --          --
                                          ----------   ---------   ---------   ---------   ---------   ---------
    Total distributions.................     (0.03)          --       (0.11)      (1.60)      (0.34)      (1.20)
                                          ----------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  20.71     $  19.50    $  17.95    $  15.38    $  26.11    $  19.78
                                          ----------   ---------   ---------   ---------   ---------   ---------
                                          ----------   ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      6.50%(b)     8.52%      17.52%     (37.16)%     34.10%       37.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $131,815     $159,496    $177,373    $182,462    $336,960    $129,280
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      0.90%(a)     0.52%       0.46%       0.86%      (0.29)%      1.29%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      0.71%(a)     0.42%       0.39%       0.85%        N/A         1.2%
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      1.99%(a)     1.96%       2.03%       2.11%       2.04%        2.4%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.18%(a)     2.06%       2.10%       2.12%        N/A        2.49%
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.16%(a)      N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............        27%(a)      130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016     $ 0.0007    $ 0.0005         N/A         N/A         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1073
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS B++
                                          --------------------------------------------------------------------------
                                          SIX MONTHS                                                   APRIL 1, 1993
                                            ENDED                 YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30,    ---------------------------------------------    OCTOBER 31,
                                           1998 (d)    1997 (d)    1996 (d)    1995 (d)    1994 (d)      1993 (d)
                                          ----------   ---------   ---------   ---------   ---------   -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $  19.23     $  17.78    $  15.21    $  25.94    $  19.75      $ 16.26
                                          ----------   ---------   ---------   ---------   ---------   -------------
Income from investment operations:
  Net investment income (loss)..........      0.04*        0.01       (0.00)       0.06       (0.22)       (0.07)
  Net realized and unrealized gain
   (loss) on investments................      1.13         1.44        2.59       (9.19)       6.74         3.56
                                          ----------   ---------   ---------   ---------   ---------   -------------
    Net increase (decrease) from
     investment operations..............      1.17         1.45        2.59       (9.13)       6.52         3.49
                                          ----------   ---------   ---------   ---------   ---------   -------------
Distributions to shareholders:
  From net investment income............        --           --       (0.01)         --       (0.18)          --
  From net realized gain on
   investments..........................        --           --          --       (1.60)      (0.15)          --
  In excess of net investment income....        --           --       (0.01)         --          --           --
                                          ----------   ---------   ---------   ---------   ---------   -------------
    Total distributions.................        --           --       (0.02)      (1.60)      (0.33)          --
                                          ----------   ---------   ---------   ---------   ---------   -------------
Net asset value, end of period..........  $  20.40     $  19.23    $  17.78    $  15.21    $  25.94      $ 19.75
                                          ----------   ---------   ---------   ---------   ---------   -------------
                                          ----------   ---------   ---------   ---------   ---------   -------------

Total investment return (c).............      6.19%(b)     8.04%      17.02%     (37.42)%     33.33%        21.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $112,322     $133,448    $137,400    $134,527    $211,673      $13,576
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      0.40%(a)     0.02%      (0.04)%      0.36%      (0.79)%       (0.7)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      0.21%(a)    (0.08)%     (0.11)%      0.35%        N/A          N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      2.49%(a)     2.46%       2.53%       2.61%       2.54%         2.9% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.68%(a)     2.56%       2.60%       2.62%        N/A          N/A
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.16%(a)      N/A         N/A         N/A         N/A          N/A
Portfolio turnover rate++++.............        27%(a)      130%        101%        125%        155%         112%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016     $ 0.0007    $ 0.0005         N/A         N/A          N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1074
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         ADVISOR CLASS+++
                                          -----------------------------------------------
                                          SIX MONTHS       YEAR ENDED        JUNE 1, 1995
                                            ENDED          OCTOBER 31,            TO
                                          APRIL 30,    -------------------   OCTOBER 31,
                                           1998 (d)    1997 (d)   1996 (d)       1995
                                          ----------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 19.57     $ 17.94    $ 15.40      $15.95
                                          ----------   --------   --------   ------------
Income from investment operations:
  Net investment income (loss)..........      0.13*       0.19       0.17        0.09
  Net realized and unrealized gain
   (loss) on investments................      1.15        1.44       2.58       (0.64)
                                          ----------   --------   --------   ------------
    Net increase (decrease) from
     investment operations..............      1.28        1.63       2.75       (0.55)
                                          ----------   --------   --------   ------------
Distributions to shareholders:
  From net investment income............     (0.15)         --      (0.14)         --
  From net realized gain on
   investments..........................        --          --         --          --
  In excess of net investment income....        --          --      (0.07)         --
                                          ----------   --------   --------   ------------
    Total distributions.................     (0.15)         --      (0.21)         --
                                          ----------   --------   --------   ------------
Net asset value, end of period..........   $ 20.70     $ 19.57    $ 17.94      $15.40
                                          ----------   --------   --------   ------------
                                          ----------   --------   --------   ------------

Total investment return (c).............      6.64%(b)    8.91%     18.16%      (3.45)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   757     $   636    $   818      $  369
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      1.40%(a)    1.02%      0.96%       1.36% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      1.21%(a)    0.92%      0.89%       1.35% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      1.49%(a)    1.46%      1.53%       1.61% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      1.68%(a)    1.56%      1.60%       1.62% (a)
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.16%(a)     N/A        N/A         N/A
Portfolio turnover rate++++.............        27%(a)     130%       101%        125%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0016     $0.0007    $0.0005         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1075
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 5 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 5)
GT Global Latin America Growth Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed A I M Investment Funds, Inc. and the Fund was renamed AIM Latin American Growth Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which

         1076
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At April 30, 1998, the fund had no open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any

         1077
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $14,939,326, of which $8,211,999 expires in 2003 and $6,727,327 expires in 2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $29,932,877 were on loan to brokers. The loans were secured by cash collateral of $30,797,802. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received $92,678 of income from securities lending.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, the Fund had no loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $8,818,847, with a weighted average interest rate of 6.28%. Interest expense for the Fund for the six months ended April 30, 1998, was $201,369. Other interest expense charges amounted to $7,489.

2. RELATED PARTIES (SEE ALSO NOTE 5)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained $15,816 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $74 for the period ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the six months ended April 30, 1998, GT Global collected CDSCs in the amount of $513,130. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

         1078
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $36,018,185 and $101,582,285. There were no purchases or sales of U.S. government obligations for the six months ended April 30, 1998.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1079
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                           CAPITAL SHARE TRANSACTIONS

                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                    APRIL 30, 1998                      OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,405,201  $      265,384,384       46,171,230  $      937,785,689
Shares issued in connection with
  reinvestment of distributions.........            8,768             183,853               --                  --
                                          ---------------  ------------------  ---------------  ------------------
                                               13,413,969         265,568,237       46,171,230         937,785,689
Shares repurchased......................      (15,226,871)       (303,415,633)     (47,874,889)       (980,118,186)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (1,812,902) $      (37,847,396)      (1,703,659) $      (42,332,497)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................        6,421,237  $      124,959,479       14,424,170  $      299,346,687
Shares issued in connection with
  reinvestment of distributions.........               --                  --               --                  --
                                          ---------------  ------------------  ---------------  ------------------
                                                6,421,237         124,959,479       14,424,170         299,346,687
Shares repurchased......................       (7,853,666)       (154,120,468)     (15,210,392)       (316,506,347)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (1,432,429) $      (29,160,989)        (786,222) $      (17,159,660)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        1,027,199  $       20,236,630        1,448,623  $       29,968,381
Shares issued in connection with
  reinvestment of distributions.........              260               5,442               --                  --
                                          ---------------  ------------------  ---------------  ------------------
                                                1,027,459          20,242,072        1,448,623          29,968,381
Shares repurchased......................       (1,023,376)        (20,210,530)      (1,461,777)        (30,469,185)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            4,083  $           31,542          (13,154) $         (500,804)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1080
                       GT GLOBAL LATIN AMERICA GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Latin America Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Latin America Growth Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Latin America Growth Fund as of October 31, 1997, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1081
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --        10.4
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --            208,900   $ 21,203,350          --
    Common ..................................................   --        106,900,000      9,502,114          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX           170,500      7,374,125         2.5
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ......................................   MEX                --             --         2.3
    RETAILERS-OTHER
    "C" .....................................................   --          3,340,500      5,800,868          --
    "B" - ADR{\/} ...........................................   --            335,792        648,079          --
    "A" .....................................................   --            104,372        192,244          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ..................................................   VENZ          147,400      6,448,750         2.2
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          254,100      5,018,475         1.7
    TELEPHONE NETWORKS
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ................................................   BRZL       26,748,622      4,852,798         1.7
    BUSINESS & PUBLIC SERVICES
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE          163,000      4,523,250         1.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ..............   BRZL               --             --         1.2
    TELEPHONE NETWORKS
    Preferred ...............................................   --         11,109,390      2,902,308          --
    Common-/- ...............................................   --          2,802,000        597,306          --
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE          181,100      3,350,350         1.1
    RETAILERS-FOOD
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)
   Preferred ................................................   BRZL       34,694,581      3,304,546         1.1
    TELEPHONE NETWORKS
  Controladora Comercial Mexicana, S.A. de C.V.: ............   MEX                --             --         1.0
    RETAILERS-FOOD
    UBC .....................................................   --          2,682,000      2,665,940          --
    GDR{\/} .................................................   --             13,900        276,263          --
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            90,900      2,556,563         0.9
    TELEPHONE NETWORKS
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX            47,000      1,457,000         0.5
    BROADCASTING & PUBLISHING
  Supermercados Unimarc S.A. - ADR (Chile){\/} -/- ..........   CHLE           33,000        495,000         0.2
    RETAILERS-FOOD
                                                                                        ------------
                                                                                          83,169,329
                                                                                        ------------
Energy (24.6%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         4.7
    ELECTRICAL & GAS UTILITIES
    "B" Preferred ...........................................   --         20,252,000      8,762,885          --
    Common-/- ...............................................   --         11,999,000      4,843,573          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       48,642,000      9,045,365         3.1
    OIL
  C.A. La Electricidad de Caracas ...........................   VENZ        5,672,038      7,456,318         2.5
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL       17,602,000      5,843,915         2.0
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

         1082
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Enersis S.A. - ADR{\/} ....................................   CHLE          174,500   $  5,758,500         2.0
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          254,300      5,117,788         1.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG           148,900      4,764,800         1.6
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL          112,200      4,488,000         1.5
    ELECTRICAL & GAS UTILITIES
  Harken Energy Corp.-/- ....................................   US            674,500      4,426,406         1.5
    OIL
  Chilgener S.A. - ADR{\/} ..................................   CHLE          121,819      3,289,113         1.1
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................   BRZL       10,585,000      2,707,701         0.9
    ELECTRICAL & GAS UTILITIES
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL      173,785,000      2,522,279         0.9
    OIL
  Perez Companc S.A. "B" ....................................   ARG           377,196      2,362,665         0.8
    OIL
  Compania Paulista de Forca e Luz ..........................   BRZL        5,030,000        736,842         0.3
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          72,126,150
                                                                                        ------------
Materials/Basic Industry (13.4%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX         2,614,000     11,520,383         3.9
    PAPER/PACKAGING
  Apasco, S.A. de C.V. ......................................   MEX         1,331,000      8,129,461         2.8
    CEMENT
  Companhia Vale do Rio Doce Preferred ......................   BRZL          306,600      5,923,966         2.0
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           95,100      4,933,313         1.7
    CHEMICALS
  Grupo Industrial Minera Mexico "L" ........................   MEX         1,406,724      4,178,055         1.4
    METALS - NON-FERROUS
  Industrias Penoles S.A. (CP) ..............................   MEX           978,200      3,895,228         1.3
    METALS - NON-FERROUS
  Corporacion Venezolana de Cementos, S.A.C.A.: .............   VENZ               --             --         0.3
    CEMENT
    "A" .....................................................   --            347,758        704,225          --
    "B" .....................................................   --            161,928        324,987          --
                                                                                        ------------
                                                                                          39,609,618
                                                                                        ------------
Multi-Industry/Miscellaneous (10.6%)
  Alfa, S.A. de C.V. "A" ....................................   MEX         1,356,600      9,942,984         3.4
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX         1,357,000      8,629,545         2.9
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V.-/- ......................   MEX           830,200      6,442,750         2.2
    CONGLOMERATE
  Desc, S.A. de C.V. - ADR{\/} ..............................   MEX            93,800      3,177,475         1.1
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1083
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX           355,000   $  1,743,114         0.6
    MULTI-INDUSTRY
  Commercial Del Plata-/- ...................................   ARG           697,410      1,032,786         0.4
    CONGLOMERATE
                                                                                        ------------
                                                                                          30,968,654
                                                                                        ------------
Finance (9.9%)
  Uniao Bancos Brasileiras "A" Preferred ....................   BRZL      247,114,000      6,271,997         2.1
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            89,035      3,539,141         1.2
    OTHER FINANCIAL
  Banco BHIF - ADR-/-{\/} ...................................   CHLE          195,500      3,396,813         1.2
    BANKS-MONEY CENTER
  Grupo Financiero Banorte "B"-/- ...........................   MEX         2,279,000      3,138,743         1.1
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ..................................   PERU          140,320      2,516,990         0.9
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE          149,900      2,510,825         0.9
    INVESTMENT MANAGEMENT
  Banco Provincial S.A. .....................................   VENZ        1,196,992      2,390,332         0.8
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE          125,100      2,173,613         0.7
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG            58,000      1,428,250         0.5
    BANKS-MONEY CENTER
  ARA, S.A. de C.V.-/- ......................................   MEX           230,000        848,383         0.3
    REAL ESTATE
  Banco Wiese - ADR{\/} .....................................   PERU          131,400        730,913         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          28,946,000
                                                                                        ------------
Consumer Non-Durables (8.1%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX         1,274,500      9,005,449         3.1
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX         4,980,000      4,830,898         1.6
    FOOD
  Companhia Cervejaria Brahma Preferred .....................   BRZL        6,838,000      4,279,949         1.5
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE          138,800      3,383,250         1.2
    BEVERAGES - ALCOHOLIC
  Mavesa S.A. - ADR{\/} .....................................   VENZ          147,500      1,106,250         0.4
    FOOD
  Sudamtex de Venezuela "B" - ADR{\/} .......................   VENZ           53,200        691,600         0.2
    TEXTILES & APPAREL
  Embotelladora Andina S.A. - ADR{\/} .......................   CHLE           15,000        360,000         0.1
    BEVERAGES - NON-ALCOHOLIC
  Cerveceria Backus & Johnston S.A. "T" .....................   PERU           75,905         69,463          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          23,726,859
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1084
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (0.9%)
  Brasmotor S.A. Preferred ..................................   BRZL       18,327,000   $  2,576,819         0.9
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $290,305,760) ................                            281,123,429        95.8
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ) Rights -
   Preferred, expire 11/12/97 ...............................   BRZL        1,689,830         22,993          --
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 .................................................   BRZL          513,280            466          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ......................................                                 23,459          --
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (cost
     $0) ....................................................   BRL           276,400             --          --
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,305,760)  * ....................                            281,146,888        95.8
Other Assets and Liabilities ................................                             12,433,174         4.2
                                                                                        ------------       -----

NET ASSETS ..................................................                           $293,580,062       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $290,596,548 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,409,562
                 Unrealized depreciation:           (35,859,222)
                                                  -------------
                 Net unrealized depreciation:     $  (9,449,660)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1085
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS{d}
                                         -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER       TOTAL
--------------------------------------   -----     -------       -----
Argentina (ARG/ARS) ..................    4.2                      4.2
Brazil (BRZL/BRL) ....................   34.3                     34.3
Chile (CHLE/CLP) .....................   13.4                     13.4
Mexico (MEX/MXN) .....................   32.0                     32.0
Panama (PAN/PND) .....................    1.2                      1.2
Peru (PERU/PES) ......................    2.8                      2.8
United States (US/USD) ...............    1.5       4.2            5.7
Venezuela (VENZ/VEB) .................    6.4                      6.4
                                         -----     -------       -----
Total  ...............................   95.8       4.2          100.0
                                         -----     -------       -----
                                         -----     -------       -----

--------------

{d}  Percentages indicated are based on net assets of $293,580,062.

    The accompanying notes are an integral part of the financial statements.

         1086
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $290,305,760) (Note 1).............................  $281,146,888
  U.S. currency.....................................................................  $     924
  Foreign currencies (cost $44,025).................................................     44,033       44,957
                                                                                      ---------
  Receivable for Fund shares sold..............................................................   14,119,361
  Receivable for securities sold...............................................................    4,099,448
  Dividends receivable.........................................................................      686,435
  Miscellaneous receivable.....................................................................       19,727
                                                                                                 -----------
    Total assets...............................................................................  300,116,816
                                                                                                 -----------
Liabilities:
  Payable for loan outstanding (Note 1)........................................................    3,238,000
  Payable for Fund shares repurchased..........................................................    2,418,769
  Payable for investment management and administration fees (Note 2)...........................      305,562
  Payable for service and distribution expenses (Note 2).......................................      233,877
  Payable for transfer agent fees (Note 2).....................................................      174,161
  Payable for printing and postage expenses....................................................       87,242
  Payable for professional fees................................................................       37,498
  Payable for custodian fees (Note 1)..........................................................       17,552
  Payable for registration and filing fees.....................................................        5,729
  Payable for Directors' fees and expenses (Note 2)............................................        5,654
  Payable for fund accounting fees (Note 2)....................................................        5,612
  Other accrued expenses.......................................................................        7,098
                                                                                                 -----------
    Total liabilities..........................................................................    6,536,754
                                                                                                 -----------
Net assets.....................................................................................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($159,496,474 DIVIDED BY 8,177,513 shares
 outstanding)..................................................................................  $     19.50
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $19.50) *.......................................  $     20.47
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($133,448,007 DIVIDED BY 6,939,727 shares
 outstanding)..................................................................................  $     19.23
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($635,581 DIVIDED BY
 32,476 shares outstanding)....................................................................  $     19.57
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $317,756,097
  Undistributed net investment income..........................................................      219,672
  Accumulated net realized loss on investments and foreign currency transactions...............  (15,230,114)
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...       (6,721)
  Net unrealized depreciation of investments...................................................   (9,158,872)
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1087
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $266,649)..............................  $ 8,471,075
  Interest income...........................................................................      530,160
                                                                                              -----------
    Total investment income.................................................................    9,001,235
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,538,586
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,011,259
    Class B....................................................................    1,587,737    2,598,996
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,261,524
  Custodian fees (Note 1)...................................................................      196,565
  Printing and postage expenses.............................................................      175,200
  Fund accounting fees (Note 2).............................................................       90,733
  Audit fees................................................................................       73,365
  Registration and filing fees..............................................................       64,495
  Legal fees................................................................................       17,155
  Directors' fees and expenses (Note 2).....................................................       13,140
  Other expenses (Note 1)...................................................................      215,751
                                                                                              -----------
    Total expenses before reductions........................................................    8,245,510
                                                                                              -----------
      Expense reductions (Notes 1 & 6)......................................................     (361,233)
                                                                                              -----------
    Total net expenses......................................................................    7,884,277
                                                                                              -----------
Net investment income.......................................................................    1,116,958
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   85,442,902
  Net realized loss on foreign currency transactions...........................     (897,287)
                                                                                 -----------
    Net realized gain during the year.......................................................   84,545,615
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................       25,640
  Net change in unrealized depreciation of investments.........................  (47,707,162)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (47,681,522)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   36,864,093
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $37,981,051
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1088
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                              OCTOBER 31,    OCTOBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income....................................................  $   1,116,958  $     878,406
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................     84,545,615     (4,964,724)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................         25,640        608,089
  Net change in unrealized appreciation (depreciation) of investments......    (47,707,162)    63,484,288
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................     37,981,051     60,006,059
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --       (842,524)
  In excess of net investment income.......................................             --       (381,092)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --        (93,201)
  In excess of net investment income.......................................             --        (42,157)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --         (4,285)
  In excess of net investment income.......................................             --         (1,938)
                                                                             -------------  -------------
    Total distributions....................................................             --     (1,365,197)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,267,100,757  1,551,794,195
  Decrease from capital shares repurchased.................................  (1,327,093,718) (1,612,200,649)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................    (59,992,961)   (60,406,454)
                                                                             -------------  -------------
Total decrease in net assets...............................................    (22,011,910)    (1,765,592)
Net assets:
  Beginning of year........................................................    315,591,972    317,357,564
                                                                             -------------  -------------
  End of year *............................................................  $ 293,580,062  $ 315,591,972
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $     219,672             --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1089
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)    1993 (A)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.95   $   15.38   $   26.11   $   19.78   $   15.59
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.11        0.09        0.15       (0.08)       0.18*
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.28)       6.75        5.21
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.55        2.68       (9.13)       6.67        5.39
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.08)         --       (0.19)      (0.12)
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)      (1.08)
  In excess of net investment income....         --       (0.03)         --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................         --       (0.11)      (1.60)      (0.34)      (1.20)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   19.50   $   17.95   $   15.38   $   26.11   $   19.78
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............       8.52%      17.52%     (37.16)%     34.10%       37.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 159,496   $ 177,373   $ 182,462   $ 336,960   $ 129,280
Ratio of net investment income (loss) to
 average net assets.....................       0.52%       0.46%       0.86%      (0.29)%       1.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.96%       2.03%       2.11%       2.04%        2.4%*
  Without expense reductions............       2.06%       2.10%       2.12%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1090
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)     1993 (A)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.78   $   15.21   $   25.94   $   19.75     $ 16.26
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01       (0.00)       0.06       (0.22)      (0.07)
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.19)       6.74        3.56
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.45        2.59       (9.13)       6.52        3.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.01)         --       (0.18)         --
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)         --
  In excess of net investment income....         --       (0.01)         --          --          --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................         --       (0.02)      (1.60)      (0.33)         --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   19.23   $   17.78   $   15.21   $   25.94     $ 19.75
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (d).............       8.04%      17.02%     (37.42)%     33.33%       21.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,448   $ 137,400   $ 134,527   $ 211,673     $13,576
Ratio of net investment income (loss) to
 average net assets.....................       0.02%      (0.04)%      0.36%      (0.79)%      (0.7)% (c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.46%       2.53%       2.61%       2.54%        2.9% (c)
  Without expense reductions............       2.56%       2.60%       2.62%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

                                                   ADVISOR CLASS+++
                                          -----------------------------------

                                               YEAR ENDED        JUNE 1, 1995
                                               OCTOBER 31,            TO
                                          ---------------------  OCTOBER 31,
                                          1997 (A)    1996 (A)       1995
                                          --------   ----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 17.94    $   15.40    $   15.95
                                          --------   ----------  ------------
Income from investment operations:
  Net investment income (loss)..........     0.19         0.17         0.09
  Net realized and unrealized gain
   (loss) on investments................     1.44         2.58        (0.64)
                                          --------   ----------  ------------
    Net increase (decrease) from
     investment operations..............     1.63         2.75        (0.55)
                                          --------   ----------  ------------
Distributions to shareholders:
  From net investment income............       --        (0.14)          --
  From net realized gain on
   investments..........................       --           --           --
  In excess of net investment income....       --        (0.07)          --
                                          --------   ----------  ------------
    Total distributions.................       --        (0.21)          --
                                          --------   ----------  ------------
Net asset value, end of period..........  $ 19.57    $   17.94    $   15.40
                                          --------   ----------  ------------
                                          --------   ----------  ------------
Total investment return (d).............     8.91%       18.16%       (3.45)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   636    $     818    $     369
Ratio of net investment income (loss) to
 average net assets.....................     1.02%        0.96%        1.36 %(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................     1.46%        1.53%        1.61 %(c)
  Without expense reductions............     1.56%        1.60%        1.62 %(c)
Portfolio turnover rate++++.............      130%         101%         125 %
Average commission rate per share paid
 on portfolio transactions++++..........  $0.0007    $  0.0005          N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1091
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Latin America Growth Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

         1092
                      GT GLOBAL LATIN AMERICA GROWTH FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At October 31, 1997, the fund had no open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $14,939,326, of which $8,211,999 expires in 2003 and $6,727,327 expires in 2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in

         1093
                      GT GLOBAL LATIN AMERICA GROWTH FUND

accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $32,165,965 were on loan to brokers. The loans were secured by cash collateral of $34,658,600. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund received $315,802 of income from securities lending which was used to reduce custodian and administrative expenses.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $3,238,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $7,810,915, with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $98,132, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds Portfolios' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1997, GT Global retained $50,871 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $282 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $923,487. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor.

         1094
                      GT GLOBAL LATIN AMERICA GROWTH FUND

All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $439,672,522 and $508,014,202. There were no purchases or sales of U.S. government obligations for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1095
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           CAPITAL SHARE TRANSACTIONS

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,1997              OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   46,171,230  $ 937,785,689   76,364,877  $ 1,304,172,875
Shares issued in connection with reinvestment of
  distributions...................................           --             --       66,851        1,023,814
                                                    -----------  -------------  -----------  ---------------
                                                     46,171,230    937,785,689   76,431,728    1,305,196,689
Shares repurchased................................  (47,874,889)  (980,118,186) (78,414,835)  (1,346,357,898)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (1,703,659) $ (42,332,497)  (1,983,107) $   (41,161,209)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS B                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   14,424,170  $ 299,346,687   13,503,991  $   230,324,732
Shares issued in connection with reinvestment of
  distributions...................................           --             --        6,914          105,073
                                                    -----------  -------------  -----------  ---------------
                                                     14,424,170    299,346,687   13,510,905      230,429,805
Shares repurchased................................  (15,210,392)  (316,506,347) (14,627,921)    (250,064,111)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (786,222) $ (17,159,660)  (1,117,016) $   (19,634,306)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
ADVISOR CLASS                                         SHARES        AMOUNT        SHARES         AMOUNT
- --------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,448,623  $  29,968,381      932,074  $    16,161,478
Shares issued in connection with reinvestment of
  distributions...................................           --             --          408            6,223
                                                    -----------  -------------  -----------  ---------------
                                                      1,448,623     29,968,381      932,482       16,167,701
Shares repurchased................................   (1,461,777)   (30,469,185)    (910,792)     (15,778,640)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      (13,154) $    (500,804)      21,690  $       389,061
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the year with companies that were affiliates are as follows:

                                                                               NET
                                                                             REALIZED
                                                    PURCHASES     SALES        GAIN     DIVIDEND
AFFILIATES                                             COST      PROCEEDS     (LOSS)     INCOME
--------------------------------------------------  ----------  ----------  ----------  --------
Compania Boliviana de Energia Electrica...........  $       --  $9,666,400  $2,805,315  $ 44,960
Sanluis Corporacion, S.A. de C.V..................          --   5,738,935   2,214,183   318,107

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $45,431 under these arrangements.

         1096

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION


                         CLASS A AND CLASS B SHARES OF


                            AIM GLOBAL THEME FUNDS:


                       AIM GLOBAL FINANCIAL SERVICES FUND

                         AIM GLOBAL INFRASTRUCTURE FUND
                           AIM GLOBAL RESOURCES FUND
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                          AIM GLOBAL HEALTH CARE FUND
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM GLOBAL FINANCIAL SERVICES FUND PROSPECTUS,
         THE AIM GLOBAL INFRASTRUCTURE FUND PROSPECTUS, THE AIM GLOBAL
          RESOURCES FUND PROSPECTUS, THE AIM GLOBAL CONSUMER PRODUCTS
         AND SERVICES FUND PROSPECTUS, THE AIM GLOBAL HEALTH CARE FUND
        PROSPECTUS AND THE AIM GLOBAL TELECOMMUNICATIONS FUND PROSPECTUS
                          EACH DATED SEPTEMBER 8, 1998
         1097

                               TABLE OF CONTENTS


                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................  4

GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4

INVESTMENT OBJECTIVES AND POLICIES..........................  5
  Investment Objectives.....................................  5
  Selection of Equity Investments...........................  5
  Investments in Other Investment Companies.................  6
  Depositary Receipts.......................................  6
  Warrants or Rights........................................  7
  Lending of Portfolio Securities...........................  7
  Money Market Instruments..................................  7
  Commercial Bank Obligations...............................  7
  Repurchase Agreements.....................................  7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  8
  Short Sales...............................................  8

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................  9
  Special Risks of Options, Futures and Currency
     Strategies.............................................  9
  Writing Call Options......................................  10
  Writing Put Options.......................................  10
  Purchasing Put Options....................................  11
  Purchasing Call Options...................................  11
  Index Options.............................................  12
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................  13
  Options on Futures Contracts..............................  15
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................  15
  Forward Contracts.........................................  16
  Foreign Currency Strategies -- Special Considerations.....  16
  Cover.....................................................  17

RISK FACTORS................................................  17
  Illiquid Securities.......................................  17
  Foreign Securities........................................  18

INVESTMENT LIMITATIONS......................................  22
  Feeder Funds..............................................  22
  Health Care Fund..........................................  23
  Telecommunications Fund...................................  24

EXECUTION OF PORTFOLIO TRANSACTIONS.........................  26
  Portfolio Trading and Turnover............................  27

MANAGEMENT..................................................  28
  Trustees and Executive Officers...........................  28
  Investment Management and Administration Services relating to the Feeder Funds and the Portfolios.................  30
  Investment Management and Administration Services relating to the Health Care Fund and Telecommunications Fund....  30
  Expenses of the Funds and of the Portfolios...............  32

         1098


                                                              PAGE NO.
                                                              --------
THE DISTRIBUTION PLANS......................................  32
  The Class A Plan..........................................  32
  The Class B Plan..........................................  32
  Both Plans................................................  33

THE DISTRIBUTOR.............................................  35

NET ASSET VALUE DETERMINATION...............................  36

HOW TO PURCHASE AND REDEEM SHARES...........................  37

QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE.............  38

PROGRAMS AND SERVICES FOR SHAREHOLDERS......................  38

DIVIDEND ORDER..............................................  39

TAXES.......................................................  39
  Taxation of the Funds.....................................  39
  Taxation of the Theme Portfolios..........................  39
  Foreign Taxes.............................................  40
  Passive Foreign Investment Companies......................  40
  Options, Futures and Foreign Currency Transactions........  41
  Taxation of the Funds' Shareholders.......................  41

MISCELLANEOUS INFORMATION...................................  42
  Custodian.................................................  42
  Transfer Agency and Accounting Agency Services............  42
  Independent Accountants...................................  42
  Shareholder Liability.....................................  42
  Names.....................................................  43
  Special Servicing Agreement...............................  43
  Control Persons and Principal Holders of Securities.......  43

INVESTMENT RESULTS..........................................  45
  Total Return Quotations...................................  45
  Performance Information...................................  48
  General Information about the Theme Funds and Theme
     Portfolios.............................................  49
  Health Care Fund..........................................  50
  Information about the Global Health Care Industries.......  50
  Telecommunications Fund...................................  50
  Deregulation in the United States.........................  51
  Consumer Products and Services Fund.......................  51
  Infrastructure Fund.......................................  52
  Financial Services Fund...................................  52
  Resources Fund............................................  52

APPENDIX....................................................  53
  Description of Bond Ratings...............................  53
  Description of Commercial Paper Ratings...................  54
  Absence of Rating.........................................  54

FINANCIAL STATEMENTS........................................  FS

         1099

                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A and Class B shares of AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global Infrastructure Fund ("Infrastructure Fund"), AIM Global Resources Fund ("Resources Fund"), AIM Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), AIM Global Health Care Fund ("Health Care Fund") and AIM Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and, collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.


  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor of and sub-administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"). AIM and the Sub-advisor also serve as the administrator and sub-administrator, respectively, for each Feeder Fund.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Financial Services Fund is included in a Prospectus dated September 8, 1998, for Infrastructure Fund is included in a separate Prospectus dated September 8, 1998, for Resources Fund is included in a separate Prospectus dated September 8, 1998, for Consumer Products and Services Fund is included in a separate Prospectus dated September 8, 1998, for Health Care Fund is included in a separate Prospectus dated September 8, 1998, and for Telecommunications Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: each of the six Theme Funds, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Strategic Income Fund, AIM Global Growth and Income Fund, AIM Emerging Markets Fund, AIM Developing Markets Fund, and AIM Latin American Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).


  This Statement of Additional Information relates solely to the Class A and B shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund or of a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with

         1100

respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

  The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.

  Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.

SELECTION OF EQUITY INVESTMENTS


  With respect to the Resources Portfolio, the Sub-advisor has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



  With respect to the Telecommunications Fund, the Sub-advisor has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



  There may be times when, in the opinion of the Sub-advisor, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.



  For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


  In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by

         1101


foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Sub-advisor is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-advisor considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.


DEPOSITARY RECEIPTS

  A Theme Portfolio may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

         1102

WARRANTS OR RIGHTS


  Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.


MONEY MARKET INSTRUMENTS


  Money market instruments in which the Theme Portfolios may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Sub-advisor to be of comparable quality.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines established by the Trust's or the Portfolios' Board of Trustees, as applicable. The Sub-advisor will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


  Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to

         1103

bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

  Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's or the Portfolios' Board of Trustees, as applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


  Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES

  Each Theme Portfolio may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

  When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

         1104

  If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

  No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.


          (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

         1105

WRITING CALL OPTIONS


  Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.


  The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

  Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS

  Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the

         1106

exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


  A Theme Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

  Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme

         1107

Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

  A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio

         1108

buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

  Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage

         1109

fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

  Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore

         1110

does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

         1111

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolios' Board of Trustees, as applicable.

  A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         1112


  A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  Each Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration

         1113

statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's or the Portfolios' Board of Trustees, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor, in accordance with procedures approved by that Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Trust's or the Portfolios' Board of Trustees, as applicable. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a

         1114

Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


  Currency Fluctuations. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the

         1115


portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.


  Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Australia, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.


  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and

         1116

Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

         1117

                             INVESTMENT LIMITATIONS

FEEDER FUNDS

  The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

          No Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

          (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

         1118

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments;

          (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

          (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of the Fund's shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of the Portfolio's shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.


HEALTH CARE FUND

  The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

  The Health Care Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be

         1119

     invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Health Care Fund will not:

          (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;

          (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Health Care Fund's total assets, it will not make any additional investments.

  Investors should refer to the Health Care Fund's Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

  The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

  The Telecommunications Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up

         1120

     to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Telecommunications Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Telecommunications Fund's total assets, it will not make any additional investments;

          (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to the Telecommunications Fund's Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

         1121

                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's and the Portfolios' Board of Trustees, the Sub-advisor is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Sub-advisor seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



  Consistent with the interests of each Theme Portfolio, the Sub-advisor may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to the Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.



  Investment decisions for a Theme Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.



  Under a policy adopted by the Trust's and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which AIM or the Sub-advisor serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.


  Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.


  A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-advisor. The Trust's or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with

         1122

Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal years ended October 31, 1997, 1996 and 1995, the Health Care Fund paid aggregate brokerage commissions of $1,150,118, $1,619,500 and $545,743, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Telecommunications Fund paid aggregate brokerage commissions of $2,254,069, $2,848,733 and $2,253,982, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Financial Services Portfolio paid aggregate brokerage commissions of $250,893, $77,822 and $38,814, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Infrastructure Portfolio paid aggregate brokerage commissions of $131,543, $124,164 and $122,399, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Resources Portfolio paid aggregate brokerage commissions of $1,281,212, $496,370 and $98,462, respectively. For the fiscal years ended October 31, 1997, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $1,454,348, $356,459 and $17,605, respectively. For the fiscal years ended October 31, 1997 and 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, which was an "affiliated" broker, aggregate brokerage commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively of the total brokerage commissions paid by the Health Care Fund and 1.61% and 1.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund. For fiscal year ended October 31, 1997, the Telecommunications Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $220,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and
 .67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER

  Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1997, the Telecommunications Fund's portfolio turnover rates were 37% and 35%, respectively. For the fiscal years ended October 31, 1996 and 1997, the Health Care Fund's portfolio turnover rates were 157% and 149%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio were 103% and 91%, 41% and 41%, and 94% and 321%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Consumer Products and Services Portfolio were 169% and 392%, respectively.

         1123


                                   MANAGEMENT


TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 ROBERT H. GRAHAM (51)       Trustee, Chairman of the Board  Director, President, and Chief
                             and President                   Executive Officer, A I M Management
                                                             Group Inc.; Director and President,
                                                             A I M Advisors, Inc.; Director and
                                                             Senior Vice President, A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company; and Director,
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director, Senior Vice President and
                                                             Treasurer, A I M Advisors, Inc.; Vice
                                                             President and Treasurer, A I M
                                                             Management Group Inc., A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------


---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

         1124


----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc., and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)           Vice President and Secretary    Chief Legal and Compliance
 50 California Street                                        Officer -- North America, the
 San Francisco, CA 94111                                     Sub-advisor since October 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, INVESCO (NY) Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global Investor Services, Inc. and
                                                             G.T. Insurance since August 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, GT Global from
                                                             August 1997 to April 1998; Executive
                                                             Vice President of the Asset Management
                                                             Division of Liechtenstein Global Trust
                                                             AG, from October 1996 to May 1998;
                                                             Senior Vice President, General Counsel
                                                             and Secretary of INVESCO (NY) Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global, GT Global Investor Services,
                                                             Inc. and G.T. Insurance from May 1994
                                                             to October 1996; and Senior Vice
                                                             President, General Counsel and
                                                             Secretary of Strong/Corneliuson
                                                             Management, Inc. and Secretary of each
                                                             of the Strong Funds from October 1991
                                                             to May 1994.
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (43)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Vice President, General
                                                             Counsel and Secretary, A I M Management
                                                             Group Inc.; Director, Vice President
                                                             and General Counsel, Fund Management
                                                             Company; Vice President and General
                                                             Counsel, A I M Fund Services, Inc.; and
                                                             Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------


---------------


+ Mr. Arthur and Ms. Relihan are married to each other.



  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997,

         1125


Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of May 7, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Trust's series in the aggregate.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS



  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between each Portfolio and AIM ("Portfolio Management Contract"). The Sub-advisor serves as each Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Feeder Fund under an administration contract between the Trust and AIM ("Administration Contract"). The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for each Portfolio and, as administrators, administer each Portfolio's and each Feeder Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provide suitable office space, necessary small office equipment and utilities.



  The Portfolio Management Contracts may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contracts or "interested persons' of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Feeder Fund, either the Trust, each Portfolio or each of AIM or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940
Act).


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND


  AIM serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to the Health Care Fund and Telecommunications Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Health Care Fund and Telecommunications Fund and administer the Health Care Fund's and Telecommunications Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Health Care Fund and Telecommunications Fund, and provide suitable office space, necessary small office equipment and utilities.



  The Management Contracts may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's Board of Trustees, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Health Care Fund and Telecommunications Fund either the Trust or each of AIM or the Sub-advisor may terminate the

         1126

Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


  The following table discloses the amount of investment management and administration fees paid by the Theme Portfolios to the Sub-advisor during the periods shown:


                                HEALTH CARE FUND

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $5,820,067
1996........................................................    5,495,494
1995........................................................    4,453,857

                            TELECOMMUNICATIONS FUND

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $17,999,111
1996........................................................    23,119,601
1995........................................................    23,861,460

                          FINANCIAL SERVICES PORTFOLIO

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................    $346,965
1996........................................................      99,991
1995........................................................      51,353

                            INFRASTRUCTURE PORTFOLIO

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................    $772,727
1996........................................................     635,456
1995........................................................     601,421

                              RESOURCES PORTFOLIO

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................    $979,215
1996........................................................     425,745
1995........................................................     213,856

                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $1,207,854
1996........................................................      422,640
Dec. 30, 1994 (commencement of operations) to Oct. 31,
  1995......................................................       16,284


  For the fiscal years ended October 31, 1995 and 1996, the Sub-advisor reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio for their respective investment management and administration fees in the amounts of $51,353 and $103,267; $0 and $0; and $213,856 and $0, respectively. Each of these Portfolios had no reimbursement for the fiscal year ended October 31, 1997. For the fiscal years ended October 31, 1995, 1996 and 1997, the Financial Services Fund, Infrastructure Fund and Resources Fund paid administration fees of $18,756, $34,865 and $119,765; $208,892, $218,735 and $266,025; and $74,485, $147,614 and $338,578,
respectively. However, the Sub-

         1127


advisor reimbursed those Funds for such fees in the amounts of $18,756, $34,865 and $0; $177,376, $0 and $0; and $74,485, $0 and $0, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal years ended October 31, 1996 and 1997, the Sub-advisor reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $16,284, $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933, $147,623 and $416,297, respectively, in administration fees; however, the Sub-advisor reimbursed the Fund in the amounts of $5,933, $0 and $0, respectively.



EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS



  Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.



                             THE DISTRIBUTION PLANS



THE CLASS A PLAN


  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.50% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.


THE CLASS B PLAN


  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

         1128


BOTH PLANS


  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of a Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in a Fund's shares; and providing such other information and services as a Fund or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of a Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its respective classes.

  AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of a Fund and not of AIM Distributors.


  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Trust at the time the Prior Plan was in effect.



  For the fiscal year ended October 31, 1997, each Fund paid the following amounts under the Prior Plan:



                                                CLASS A      CLASS B     CLASS A   CLASS B
                                               ----------   ----------   -------   -------
                                                                            % OF CLASS
                                                                           AVERAGE DAILY
                                                                            NET ASSETS
Health Care Fund.............................  $2,327,631   $1,316,284     .50%     1.00%
Telecommunications Fund......................  $5,105,842   $8,933,516     .50%     1.00%
Financial Services Fund......................  $   97,454   $  280,650     .50%     1.00%
Infrastructure Fund..........................  $  218,486   $  621,768     .50%     1.00%
Resources Fund...............................  $  291,788   $  733,200     .50%     1.00%
Consumer Products and Services Fund..........  $  351,953   $  941,035     .50%     1.00%

         1129


  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended October 31, 1997 follows:



                                                                                                        CONSUMER
                                                                                                        PRODUCTS
                               HEALTH                          FINANCIAL                                  AND
                                CARE      TELECOMMUNICATIONS   SERVICES    INFRASTRUCTURE   RESOURCES   SERVICES
                                FUND             FUND            FUND           FUND          FUND        FUND
                             ----------   ------------------   ---------   --------------   ---------   --------
CLASS A
  Compensation to
     Underwriters to
     partially offset other
     marketing expenses....  $  465,526       $1,021,168       $ 19,491       $ 43,697      $ 58,358    $ 70,391
  Compensation to Dealers
     including finder's
     fees..................  $1,862,105       $4,084,674       $ 77,963       $174,789      $233,430    $281,562



  Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended October 31, 1997 as follows:



                                                                                                       CONSUMER
                                                                                                       PRODUCTS
                             HEALTH                          FINANCIAL                                   AND
                              CARE      TELECOMMUNICATIONS   SERVICES    INFRASTRUCTURE   RESOURCES    SERVICES
                              FUND             FUND            FUND           FUND          FUND         FUND
                           ----------   ------------------   ---------   --------------   ---------   ----------
CLASS B
  Compensation to
     Underwriters to
     partially offset
     upfront dealer
     commissions and
     other marketing
     costs...............  $  987,213       $6,700,137       $210,488       $466,326      $549,900    $  705,776
  Compensation to
     Dealers.............  $  329,071       $2,333,379       $ 70,163       $155,442      $183,300    $  235,259



  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.


  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, a Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of each Fund will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Fund which is identical in all material
         1130

respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.


  The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of the Funds' Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR


  Information concerning AIM Distributors and the continuous offering of each Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Trustees on May 7, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."


  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing each Fund's prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of each Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of any Fund.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.


  The Trust (on behalf of any class of a Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         1131


  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended October 31, 1997.



                                                                     1997
                                                              -------------------
                                                               SALES      AMOUNT
                                                              CHARGES    RETAINED
                                                              --------   --------
Health Care Fund............................................  $213,880   $ 54,971
Telecommunications Fund.....................................  $497,045   $131,495
Financial Services Fund.....................................  $ 84,341   $ 22,263
Infrastructure Fund.........................................  $100,622   $ 24,983
Resources Fund..............................................  $221,895   $ 63,915
Consumer Products and Services Fund.........................  $286,139   $ 85,990



  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended October 31, 1997, for Class A and Class B shares:



                                                                 1997
                                                              ----------
Health Care Fund............................................  $  545,758
Telecommunications Fund.....................................  $7,116,869
Financial Services Fund.....................................  $   81,031
Infrastructure Fund.........................................  $  261,619
Resources Fund..............................................  $  417,878
Consumer Products and Services Fund.........................  $  508,410



                         NET ASSET VALUE DETERMINATION


  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Theme Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Theme Portfolio is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such

         1132

securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund and the Portfolio.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchases of the AIM Funds" and "Special Plans."


  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expenses associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectuses, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the prospectuses.


  Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof, where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


  Class B shares purchased before June 1, 1998 are subject to the waivers from the contingent deferred sales charge otherwise due upon redemptions, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states,

         1133

counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the prospectuses under the heading "Exchange Privilege."



  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIM Fund Services, Inc. ("AFS") of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. A more detailed description of how each Fund's net asset value is calculated appears in the Prospectuses under the heading "Determination of Net Asset Value."


                QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE


  As described in the Prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectus, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectus.


                     PROGRAMS AND SERVICES FOR SHAREHOLDERS


  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc. P.O. Box 4739, Houston, Texas 77210-4739, toll free at
(800) 959-4246.

         1134


                                 DIVIDEND ORDER


  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than those in the Trust, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

  The Portfolios and their Relationship to the Feeder Funds. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware income or franchise tax.

  Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         1135


FOREIGN TAXES


  Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


PASSIVE FOREIGN INVESTMENT COMPANIES


  Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective with respect to each Fund for their taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997 the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each

         1136

PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS


  The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder
Fund).

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

         1137


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' and Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995, 1996 and 1997, the accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund were $30,660, $141,582 and $153,780; $170,297,
$621,480 and $493,322; $616, $3,493 and $12,292; $5,836, $21,910 and $27,303;
$1,931, $14,761 and $34,698; and $318, $14,778 and $43,330, respectively.


INDEPENDENT ACCOUNTANTS


  The Trust's and Theme Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Trust and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

         1138

NAMES

  Prior to May 29, 1998, AIM Global Consumer Products and Services Fund operated under the name of GT Global Consumer Products and Services Fund; AIM Global Financial Services Fund operated under the name of GT Global Financial Services Fund; AIM Global Health Care Fund operated under the name of GT Global Health Care Fund; AIM Global Infrastructure Fund operated under the name of GT Global Infrastructure Fund; AIM Global Resources Fund operated under the name of GT Global Natural Resources Fund; and AIM Global Telecommunications Fund operated under the name of GT Global Telecommunications Fund.

SPECIAL SERVICING AGREEMENT


  Subject to receipt of an exemptive order from the SEC, the Funds will be parties to a Special Servicing Agreement ("Agreement") among the Trust on behalf of the Funds, AIM Series Trust on behalf of its sole series, AIM Global Trends Fund ("Global Trends Fund"), AIM, the Sub-advisor and AFS. The Agreement will provide that, if the Trust's Board of Trustees determines that a Fund's share of the aggregate expenses of Global Trends Fund is less than the estimated savings to the Fund from the operation of Global Trends Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by Global Trends Fund, provided that no Fund will bear such expenses in excess of the estimated savings to it. Those savings are expected to result primarily from the elimination of numerous separate shareholder accounts that are or would have been invested directly in the Funds and the resulting reduction in shareholder servicing costs. Although these cost savings are not certain, the estimated savings to the Funds generated by the operation of Global Trends Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by that Fund.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



  As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust.

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                                                PERCENT
                                                                                 PERCENT        OWNED OF
                                                                                 OWNED OF      RECORD AND
                FUND                          NAME AND ADDRESS OF OWNER           RECORD      BENEFICIALLY
                ----                          -------------------------          --------     ------------
Consumer Products and Services         GT New Dimension Fund                      91.69%          -0-
  Fund -- Advisor Class                Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Consumer Products and Services --      MLPF&S for the Sole Benefit of its          5.06%          -0-
  Class A                              Customers, Security #97DD9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Consumer Products and Services         MLPF&S for the Sole Benefit of its          8.12%          -0-
  Fund -- Class B                      Customers, Security #97F31
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund --             GT New Dimension Fund                      96.31%          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Financial Services Fund -- Class A     MLPF&S for the Sole Benefit of its         11.45%          -0-
                                       Customers, Security #97D41
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund -- Class B     MLPF&S for the Sole Benefit of its         19.47%          -0-
                                       Customers, Security #97D30
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484

         1139


                                                                                                PERCENT
                                                                                 PERCENT        OWNED OF
                                                                                 OWNED OF      RECORD AND
                FUND                          NAME AND ADDRESS OF OWNER           RECORD      BENEFICIALLY
                ----                          -------------------------          --------     ------------
Health Care Fund -- Advisor Class      GT New Dimension Fund                      88.44%          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Health Care Fund -- Class A            MLPF&S for the Sole Benefit of its         13.75%          -0-
                                       Customers, Security #975M3
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Class B            MLPF&S for the Sole Benefit of its         12.94%          -0-
                                       Customers, Security #97BA1
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Infrastructure Fund -- Advisor Class   GT New Dimension Fund                      96.84%          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Infrastructure Fund -- Class B         MLPF&S for the Sole Benefit of its          7.69%          -0-
                                       Customers, Security #97HX6
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Resources Fund -- Advisor Class        GT New Dimension Fund                      86.71%          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund --             GT New Dimension Fund                      83.64%          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund -- Class A     MLPF&S for the Sole Benefit of its         10.20%          -0-
                                       Customers, Security #979F7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Telecommunications Fund -- Class B     MLPF&S for the Sole Benefit of its         11.12%          -0-
                                       Customers, Security #97BA2
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         1140

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                      (n)
                                P(1+T)    = ERV


    Where  P     =   a hypothetical initial payment of $1,000.
           T     =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

  The standardized returns for the Class A and Class B shares of Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
Fiscal year ended October 31, 1997.........    22.25%      22.75%       12.13%        12.15%
October 31, 1992 through October 31,
  1997.....................................    15.24%        n/a        13.87%          n/a
April 1, 1993 (commencement of operations)
  through October 31, 1997.................      n/a       20.09%         n/a         12.09%
January 27, 1992 (commencement of
  operations) through October 31, 1997.....      n/a         n/a        11.48%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1997.................    15.23%        n/a          n/a           n/a


  The standardized returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as average annualized total returns for the periods shown, were:


                               FINANCIAL   FINANCIAL    INFRA-      INFRA-
                               SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                 FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                         ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended October 31,
  1997.......................    23.72%      24.13%      4.17%       3.83%       16.81%      16.99%
May 31, 1994 (commencement of
  operations) through October
  31, 1997...................    13.70%      14.13%      8.30%       8.60%       18.64%      19.17%


  The standardized returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                      CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                             AND                 AND
                                                        SERVICES FUND       SERVICES FUND
PERIOD                                                    (CLASS A)           (CLASS B)
------                                                -----------------   -----------------
Fiscal year ended October 31, 1997..................         5.28%               4.95%
December 30, 1994 (commencement of operations) to
  October 31, 1997..................................        27.70%              28.59%

         1141

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                      (n)
                                P(1+U)    = ERV


    Where  P     =   a hypothetical initial payment of $1,000.
           U     =   average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standardized returns for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
Fiscal year ended October 31, 1997.........    28.36%      27.75%       17.70%        17.15%
October 31, 1992 through October 31,
  1997.....................................    16.37%        n/a        14.99%          n/a
April 1, 1993 (commencement of operations)
  through October 31, 1997.................      n/a       20.32%         n/a         12.38%
January 27, 1992 (commencement of
  operations) through October 31, 1997.....      n/a         n/a        12.42%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1997.................    15.92%        n/a          n/a           n/a


  The average annual non-standardized returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the periods shown, were:


                               FINANCIAL   FINANCIAL    INFRA-      INFRA-
                               SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                 FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                         ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended October 31,
  1997.......................    29.91%      29.13%      9.38%       8.83%       22.64%      21.99%
May 31, 1994 (commencement of
  operations) through October
  31, 1997...................    15.33%      14.76%      9.85%       9.31%       20.34%      19.74%


  The average annual non-standardized returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                      CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                             AND                 AND
                                                        SERVICES FUND       SERVICES FUND
PERIOD                                                    (CLASS A)           (CLASS B)
------                                                -----------------   -----------------
Fiscal year ended October 31, 1997..................        10.55%               9.95%
December 30, 1994 (commencement of operations) to
  October 31, 1997..................................        29.91%              29.25%

         1142

  Cumulative total return across a stated period may be calculated as follows:


                                      (n)
                                P(1+V)    = ERV


    Where  P     =   a hypothetical initial payment of $1,000.
           V     =   cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
April 1, 1993 (commencement of operations)
  through Oct. 31, 1997....................      n/a      133.44%         n/a         70.76%
January 27, 1992 (commencement of
  operations) through Oct. 31, 1997........      n/a         n/a        96.32%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1997.................   237.37%        n/a          n/a           n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the period shown were:


                              FINANCIAL   FINANCIAL    INFRA-      INFRA-
                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                        ---------   ---------   ---------   ---------   ---------   ---------
May 31, 1994 (commencement
  of operations) through
  October 31, 1997..........    62.87%      60.13%      37.89%      35.59%      88.33%      85.14%


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:


                                                      CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                             AND                 AND
                                                        SERVICES FUND       SERVICES FUND
PERIOD                                                    (CLASS A)           (CLASS B)
------                                                -----------------   -----------------
December 30, 1994 (commencement of operations) to
  October 31, 1997..................................       110.02%            107.02%


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
April 1, 1993 (commencement of operations)
  through October 31, 1997.................      n/a      131.44%         n/a         68.76%
January 27, 1992 (commencement of
  operations) through October 31, 1997.....      n/a         n/a        87.00%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1997.................   221.34%        n/a          n/a           n/a

         1143

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the periods shown were:


                               FINANCIAL   FINANCIAL    INFRA-      INFRA-
                               SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                 FUND        FUND        FUND        FUND        FUND        FUND
           PERIOD              (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
           ------              ---------   ---------   ---------   ---------   ---------   ---------
May 31, 1994 (commencement of
  operations) through October
  31, 1997...................    55.13%      57.13%      31.34%      32.59%      79.38%     82.14%


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the periods shown, were:


                                                       CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                              AND                 AND
                                                         SERVICES FUND       SERVICES FUND
                       PERIOD                              (CLASS A)           (CLASS B)
                       ------                          -----------------   -----------------
December 30, 1994 (commencement of operations) to
  October 31, 1997...................................       100.04%              104.02%


  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Daily
Journal of the American
Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index

         1144

Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging Markets
  Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings
  and comparisons)
Moody's Investors Service (publications)
Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price Index
Stangar

Wilshire Associates

World Bank (publications and reports)
The World Bank Publication of Trends in Developing
  Countries
Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10-year Treasuries
         30-year Treasuries
         30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS

  Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

  Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

         1145

HEALTH CARE FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies of the global health care industry

  - Expenditures by various countries, regions and age groups on health care

  - Population of countries, regions and age groups

  - Natality and mortality rates in various regions, countries and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New health care products and products seeking approval

  - Health maintenance organizations (HMOs) and their enrollment growth

  - Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

  - Medical technology and devices in use or in development

  - Regulatory environment of health care industries

  - Consolidation in the health care industries

  The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Research firms such as Mehta and Isaly which publishes Pharmaceutical Portfolio Recommendations

  - OECD and its publications such as the OECD Health Data, as supplemented annually

  - Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

  - The World Bank and its publications such as The World Development Report, as supplemented annually

  - IFC and publications such as the Emerging Stock Markets Factbook


INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES



  The Fund and the Sub-advisor believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Sub-advisor expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-advisor, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



  The Sub-advisor believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-advisor, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.


TELECOMMUNICATIONS FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:


  - Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world


  - Supply and demand of telephone equipment and services

  - Regulatory environment of telecommunications industries

         1146

  - Revenue, price and usage of telecommunications products and services

  - Privatization and/or deregulation of telecommunications companies

  The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

  - OECD and other publications from its subsidiaries such as the International Telecommunications Union

  - Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

  - International Technology Consultants, a Washington D.C. based firm which publishes reports such as Eastern European & Soviet Telecom Report and Latin American Telecom Report

  - Telegeography and other publications

DEREGULATION IN THE UNITED STATES


  The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-advisor expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


CONSUMER PRODUCTS AND SERVICES FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

  - Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

  - Population of countries, regions and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New consumer products and services in the development or manufacturing stages

  - Income of various regions, countries and age groups

  - Sales and sales growth of consumer products and services companies in their own country and abroad

  - Sales, supply and demand of consumer products and services

  - Parent Companies and the products and services they distribute

  - Regulatory environment of consumer products industries

  The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Consumer and trade groups

  - Fortune magazine and other periodicals

  - The World Bank and its publications

  - The International Monetary Fund (IMF) and its publications

  - IFC and its publications

         1147

  - OECD and its publications

INFRASTRUCTURE FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure-related products and services

  - Regulatory environment of infrastructure industries

  - Quantity and costs of current and projected infrastructure projects

  - Privatization of industries and companies

  - New technologies, products and services used in infrastructure industries

  - Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply and demand of financial services

  - Regulatory environment of financial service industries

  - Credit ratings of U.S. and non-U.S. banks

  - New technologies, products and services used in the financial services industries

  - Consolidation in the financial services industries

RESOURCES FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply, demand and prices of natural resources

  - Regulatory environment of natural resources

  - Supply, demand and prices of products manufactured from natural resources

  - New technologies, products and services used in the natural resources industries

         1148


                                    APPENDIX



                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         1149
  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

         1150


                              FINANCIAL STATEMENTS


                                       FS
         1151

         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (59.0%)
  Linens 'N Things, Inc.-/- .................................   US             86,500   $  5,211,625         2.7
    RETAILERS-APPAREL
  Fred Meyer, Inc.-/- .......................................   US            111,800      5,017,025         2.6
    RETAILERS-FOOD
  Lamar Advertising Co.-/- ..................................   US            143,100      4,936,950         2.5
    BROADCASTING & PUBLISHING
  New York Times Co. "A" ....................................   US             67,000      4,752,813         2.4
    BROADCASTING & PUBLISHING
  Brylane, Inc.-/- ..........................................   US             77,000      4,523,750         2.3
    RETAILERS-APPAREL
  Tandy Corp. ...............................................   US             90,500      4,502,375         2.3
    RETAILERS-OTHER
  Safeway, Inc.-/- ..........................................   US            115,800      4,429,350         2.3
    RETAILERS-FOOD
  Telecom Italia Mobile S.p.A. ..............................   ITLY          733,500      4,203,738         2.1
    WIRELESS COMMUNICATIONS
  Airborne Freight Corp. ....................................   US            101,200      4,010,050         2.0
    TRANSPORTATION - AIRLINES
  Outdoor Systems, Inc.-/- ..................................   US            126,000      4,000,500         2.0
    BROADCASTING & PUBLISHING
  Loblaw Cos., Ltd. .........................................   CAN           189,300      3,978,782         2.0
    RETAILERS-FOOD
  Pier 1 Imports, Inc. ......................................   US            150,400      3,966,800         2.0
    RETAILERS-OTHER
  CKE Restaurants, Inc. .....................................   US            112,000      3,878,000         2.0
    RESTAURANTS
  Sears Canada, Inc. ........................................   CAN           203,500      3,807,530         1.9
    RETAILERS-OTHER
  Dayton Hudson Corp. .......................................   US             42,000      3,667,125         1.9
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US             80,000      3,530,000         1.8
    RETAILERS-APPAREL
  Family Dollar Stores, Inc. ................................   US            103,000      3,502,000         1.8
    RETAILERS-APPAREL
  The Neiman Marcus Group, Inc.-/- ..........................   US             88,600      3,250,513         1.7
    RETAILERS-APPAREL
  Ames Department Stores, Inc.-/- ...........................   US            132,600      3,248,700         1.7
    RETAILERS-OTHER
  Cinar Films, Inc. "B"-/- {\/} .............................   CAN           152,000      2,926,000         1.5
    BROADCASTING & PUBLISHING
  Duane Reade, Inc.-/- ......................................   US            115,700      2,747,875         1.4
    RETAILERS-OTHER
  Dress Barn, Inc.-/- .......................................   US             90,700      2,641,638         1.3
    RETAILERS-APPAREL
  Fred's, Inc. ..............................................   US            105,500      2,637,500         1.3
    RETAILERS-OTHER
  Clear Channel Communications, Inc.-/- .....................   US             25,200      2,375,100         1.2
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

         1152
         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Goody's Family Clothing, Inc.-/- ..........................   US             45,000   $  2,227,500         1.1
    RETAILERS-APPAREL
  Sonic Automotive, Inc.-/- .................................   US            125,300      2,192,750         1.1
    RETAILERS-OTHER
  Costco Companies, Inc.-/- .................................   US             39,000      2,179,125         1.1
    RETAILERS-FOOD
  Canadian Tire Corp. "A" ...................................   CAN            78,200      1,963,615         1.0
    RETAILERS-OTHER
  Cavanaughs Hospitality Corp.-/- ...........................   US            120,200      1,885,638         1.0
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US             39,000      1,850,063         0.9
    BROADCASTING & PUBLISHING
  Southwest Airlines Co. ....................................   US             61,000      1,673,688         0.9
    TRANSPORTATION - AIRLINES
  Musicland Stores Corp.-/- .................................   US            127,800      1,565,550         0.8
    RETAILERS-OTHER
  Dollar Tree Stores, Inc.-/- ...............................   US             27,900      1,513,575         0.8
    RETAILERS-OTHER
  Imax Corp.-/- .............................................   CAN            50,000      1,355,179         0.7
    BROADCASTING & PUBLISHING
  99 Cents Only Stores-/- ...................................   US             35,200      1,342,000         0.7
    RETAILERS-OTHER
  Torstar Corp. "B" .........................................   CAN            39,220      1,330,468         0.7
    BROADCASTING & PUBLISHING
  General Cable PLC-/- ......................................   UK            420,000      1,278,261         0.7
    BROADCASTING & PUBLISHING
  Rite Aid Corp. ............................................   US             29,100        934,838         0.5
    RETAILERS-OTHER
  Southam, Inc. .............................................   CAN            28,000        509,198         0.3
    BROADCASTING & PUBLISHING
                                                                                        ------------
                                                                                         115,547,187
                                                                                        ------------
Consumer Non-Durables (25.5%)
  Heineken N.V. .............................................   NETH           22,500      5,220,583         2.7
    BEVERAGES - ALCOHOLIC
  Saputo Group, Inc. ........................................   CAN           197,800      5,208,904         2.7
    FOOD
  Nestle S.A. - Registered ..................................   SWTZ            2,670      5,180,145         2.6
    FOOD
  The Dial Corp. ............................................   US            191,400      4,665,375         2.4
    HOUSEHOLD PRODUCTS
  Clorox Co. ................................................   US             50,000      4,193,750         2.1
    HOUSEHOLD PRODUCTS
  Procter & Gamble Co. ......................................   US             49,500      4,068,281         2.1
    HOUSEHOLD PRODUCTS
  Ladbroke Group PLC-/- .....................................   UK            705,000      3,875,732         2.0
    RECREATION
  Coca-Cola Co. .............................................   US             51,000      3,869,625         2.0
    BEVERAGES - NON-ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

         1153
         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  International Home Foods, Inc.-/- .........................   US            123,100   $  3,693,000         1.9
    FOOD
  Suiza Foods Corp.-/- ......................................   US             54,520      3,230,310         1.7
    FOOD
  Mail-Well, Inc.-/- ........................................   US             51,300      2,481,638         1.3
    OTHER CONSUMER GOODS
  Diageo PLC ................................................   UK            174,500      2,077,659         1.1
    BEVERAGES - ALCOHOLIC
  HON INDUSTRIES, Inc. ......................................   US             54,000      1,728,000         0.9
    OTHER CONSUMER GOODS
                                                                                        ------------
                                                                                          49,493,002
                                                                                        ------------
Finance (7.7%)
  Merita Ltd. "A" ...........................................   FIN           738,300      4,953,121         2.5
    BANKS-REGIONAL
  Fannie Mae ................................................   US             70,000      4,191,250         2.1
    OTHER FINANCIAL
  Axa - UAP .................................................   FR             18,850      2,214,326         1.1
    INSURANCE - MULTI-LINE
  H. F. Ahmanson & Co. ......................................   US             25,000      1,906,250         1.0
    BANKS-REGIONAL
  Green Tree Financial Corp. ................................   US             46,500      1,894,875         1.0
    CONSUMER FINANCE
                                                                                        ------------
                                                                                          15,159,822
                                                                                        ------------
Capital Goods (2.3%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             23,900      4,434,027         2.3
                                                                                        ------------
    TELECOM EQUIPMENT
Consumer Durables (1.5%)
  Budget Group, Inc. "A"-/- .................................   US             48,800      1,634,800         0.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             77,000      1,453,375         0.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           3,088,175
                                                                                        ------------
Technology (0.2%)
  Aspec Technology, Inc.-/- .................................   US             30,000        416,250         0.2
    COMPUTERS & PERIPHERALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $154,216,164) ................                            188,138,463        96.2
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1154
         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $6,460,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $6,540,750,
   including accrued interest). (cost $6,409,000) ...........                           $  6,409,000         3.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $160,625,164)  * ....................                            194,547,463        99.5
Other Assets and Liabilities ................................                                975,779         0.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $195,523,242       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $160,852,352 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  34,939,576
                 Unrealized depreciation:            (1,244,465)
                                                  -------------
                 Net unrealized appreciation:     $  33,695,111
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Canada (CAN/CAD) .....................   10.8                     10.8
Finland (FIN/FIM) ....................    2.5                      2.5
France (FR/FRF) ......................    3.4                      3.4
Italy (ITLY/ITL) .....................    2.1                      2.1
Netherlands (NETH/NLG) ...............    2.7                      2.7
Switzerland (SWTZ/CHF) ...............    2.6                      2.6
United Kingdom (UK/GBP) ..............    3.8                      3.8
United States (US/USD) ...............   68.3         3.8         72.1
                                        ------        ---        -----
Total  ...............................   96.2         3.8        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $195,523,242.

    The accompanying notes are an integral part of the financial statements.

         1155
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (46.7%)
  H. F. Ahmanson & Co. ......................................   US             30,000   $  2,287,500         2.0
  NationsBank Corp. .........................................   US             30,000      2,272,500         2.0
  City National Corp. .......................................   US             52,550      1,954,203         1.7
  Mellon Bank Corp. .........................................   US             26,800      1,929,600         1.7
  Royal Bank of Canada ......................................   CAN            30,000      1,791,984         1.6
  Lloyds TSB Group PLC ......................................   UK            115,086      1,723,403         1.5
  Merita Ltd. "A" ...........................................   FIN           247,000      1,657,078         1.4
  ABSA Group Ltd. ...........................................   SAFR          188,867      1,635,414         1.4
  GreenPoint Financial Corp. ................................   US             41,200      1,635,125         1.4
  First National Bank Holdings Ltd. .........................   SAFR          115,800      1,512,677         1.3
  National Australia Bank Ltd. ..............................   AUSL          106,500      1,511,425         1.3
  Bank of Nova Scotia .......................................   CAN            54,600      1,498,951         1.3
  Canadian Western Bank .....................................   CAN            84,000      1,492,341         1.3
  Bank of Ireland ...........................................   IRE            70,800      1,435,068         1.2
  BankBoston Corp. ..........................................   US             13,000      1,403,188         1.2
  Allied Irish Bank PLC{V} ..................................   IRE            98,797      1,365,480         1.2
  Nordbanken Holding AB .....................................   SWDN          182,800      1,346,724         1.2
  Anglo-Irish Bank Corp., PLC: ..............................   IRE                --             --         1.1
    Common{V} ...............................................   --            322,082        853,679          --
    Common ..................................................   --            184,026        490,461          --
  Crestar Financial Corp. ...................................   US             21,800      1,303,913         1.1
  Bank Hapoalim Ltd. ........................................   ISRL          483,000      1,297,249         1.1
  Banc One Corp. ............................................   US             21,700      1,276,231         1.1
  Commonwealth Bancorp, Inc. ................................   US             54,000      1,275,750         1.1
  Bayerische Vereinsbank ....................................   GER            16,070      1,222,717         1.1
  First Union Corp. (N.C.) ..................................   US             20,200      1,219,575         1.1
  Sovereign Bancorp, Inc. ...................................   US             63,840      1,204,980         1.0
  Norwest Corp. .............................................   US             30,000      1,190,625         1.0
  Christiania Bank Og Kreditkasse ...........................   NOR           257,900      1,186,439         1.0
  ForeningsSparbanken AB ....................................   SWDN           37,500      1,172,935         1.0
  Vermont Financial Services Corp. ..........................   US             40,000      1,170,000         1.0
  Westpac Banking Corp., Ltd. ...............................   AUSL          167,000      1,119,784         1.0
  Bank Leumi Le - Israel ....................................   ISRL          605,700      1,107,468         1.0
  St. George Bank Ltd. ......................................   AUSL          186,620      1,106,769         1.0
  Jyske Bank ................................................   DEN             9,000      1,045,930         0.9
  Demirbank T.A.S.: .........................................   TRKY               --             --         0.9
    Common ..................................................   --         37,896,000        834,547          --
    New-/- ..................................................   --         11,368,800        202,567          --
  Halifax PLC ...............................................   UK             76,800      1,025,498         0.9
  Cullen/Frost Bankers, Inc. ................................   US             17,500      1,023,750         0.9
  Akbank T.A.S. .............................................   TRKY        9,821,967        835,703         0.7
  Banco Commercial S.A.: ....................................   URGY               --             --         0.7
    Reg S GDR{c} {\/} .......................................   --             15,200        425,600          --
    144A GDR(::){\/}{.} .....................................   --             14,000        392,000          --
  BG Bank AS ................................................   DEN             9,500        555,491         0.5
  The Daishi Bank Ltd. ......................................   JPN           140,000        439,120         0.4

    The accompanying notes are an integral part of the financial statements.

         1156
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (Continued)
  Asahi Bank Ltd. ...........................................   JPN            83,000   $    319,930         0.3
  Mandamus AB Share Units-/- ................................   SWDN           75,000         67,856         0.1
                                                                                        ------------
                                                                                          53,819,228
                                                                                        ------------
Banks-Money Center (14.4%)
  BankAmerica Corp. .........................................   US             44,400      3,774,000         3.3
  HSBC Holdings PLC .........................................   HK             99,441      2,837,320         2.5
  ING Groep N.V. ............................................   NETH           29,500      1,917,880         1.7
  Credit Lyonnais CDI-/- ....................................   FR             18,900      1,871,131         1.6
  Citicorp ..................................................   US              9,450      1,422,225         1.2
  Chase Manhattan Corp. .....................................   US              9,750      1,350,984         1.2
  ABN AMRO Holdings N.V. ....................................   NETH           54,864      1,336,556         1.2
  Credit Suisse Group .......................................   SWTZ            5,610      1,234,282         1.1
  Fuji Bank Ltd. ............................................   JPN            67,000        377,258         0.3
  Sumitomo Bank .............................................   JPN            38,000        359,005         0.3
                                                                                        ------------
                                                                                          16,480,641
                                                                                        ------------
Consumer Finance (11.1%)
  The Money Store, Inc. .....................................   US            143,000      4,701,121         4.1
  Green Tree Financial Corp. ................................   US             70,000      2,852,500         2.5
  Beneficial Corp ...........................................   US             15,800      2,059,925         1.8
  Doral Financial Corp. .....................................   US             51,200      1,798,400         1.6
  Aeon Credit Service .......................................   HK          3,894,000        809,417         0.7
  Acom Co., Ltd. ............................................   JPN             9,000        475,474         0.4
                                                                                        ------------
                                                                                          12,696,837
                                                                                        ------------
Insurance - Multi-Line (9.2%)
  Travelers Group, Inc. .....................................   US             37,000      2,263,938         2.0
  Axa - UAP .................................................   FR             14,770      1,735,045         1.5
  SunAmerica, Inc. ..........................................   US             32,800      1,637,950         1.4
  Allstate Corp. ............................................   US             15,000      1,443,750         1.3
  American International Group, Inc. ........................   US              9,200      1,210,375         1.0
  Allianz AG ................................................   GER             3,788      1,165,538         1.0
  Fremont General Corp. .....................................   US             20,000      1,115,000         1.0
                                                                                        ------------
                                                                                          10,571,596
                                                                                        ------------
Other Financial (7.2%)
  Newcourt Credit Group, Inc. ...............................   CAN            63,200      3,103,196         2.7
  Providian Financial Corp. .................................   US             42,000      2,527,875         2.2
  Investors Financial Services Corp. ........................   US             25,500      1,373,813         1.2
  Heller Financial, Inc.-/- .................................   US             33,500        904,500         0.8
  Shohkoh Fund ..............................................   JPN             1,200        381,831         0.3
                                                                                        ------------
                                                                                           8,291,215
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1157
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Investment Management (3.0%)
  Alliance Capital Management L.P. ..........................   US             68,800   $  1,827,500         1.6
  Franklin Resources, Inc. ..................................   US             29,500      1,578,250         1.4
                                                                                        ------------
                                                                                           3,405,750
                                                                                        ------------
Securities Broker (2.5%)
  Morgan Stanley, Dean Witter & Co. .........................   US             22,200      1,751,025         1.5
  Hambrecht & Quist Group-/- ................................   US             36,000      1,203,750         1.0
  Peregrine Investment Holdings Ltd.(::) ....................   HK            532,000             --          --
                                                                                        ------------
                                                                                           2,954,775
                                                                                        ------------
Insurance-Life (1.4%)
  AEGON N.V. ................................................   NETH           12,080      1,567,122         1.4
                                                                                        ------------
Insurance - Property-Casualty (1.2%)
  Mercury General Corp. .....................................   US             22,000      1,424,500         1.2
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $86,172,363) .................                            111,211,664        96.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $4,995,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $5,057,438,
   including accrued interest). (cost $4,955,000) ...........                              4,955,000         4.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $91,127,363)  * .....................                            116,166,664       101.0
Other Assets and Liabilities ................................                             (1,111,733)       (1.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $115,054,931       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        {V}  Security is denominated in GBP.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $91,609,705 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,101,790
                 Unrealized depreciation:            (1,544,831)
                                                  -------------
                 Net unrealized appreciation:     $  24,556,959
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1158
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                          PERCENTAGE OF NET
                                             ASSETS {D}
                                        ---------------------
                                                 SHORT-TERM
                                                   &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY   OTHER  TOTAL
--------------------------------------  ------   -----  -----
Australia (AUSL/AUD) .................    3.3             3.3
Canada (CAN/CAD) .....................    6.9             6.9
Denmark (DEN/DKK) ....................    1.4             1.4
Finland (FIN/FIM) ....................    1.4             1.4
France (FR/FRF) ......................    3.1             3.1
Germany (GER/DEM) ....................    2.1             2.1
Hong Kong (HK/HKD) ...................    3.2             3.2
Ireland (IRE/IEP) ....................    3.5             3.5
Israel (ISRL/ILS) ....................    2.1             2.1
Japan (JPN/JPY) ......................    2.0             2.0
Netherlands (NETH/NLG) ...............    4.3             4.3
Norway (NOR/NOK) .....................    1.0             1.0
South Africa (SAFR/ZAR) ..............    2.7             2.7
Sweden (SWDN/SEK) ....................    2.3             2.3
Switzerland (SWTZ/CHF) ...............    1.1             1.1
Turkey (TRKY/TRL) ....................    1.6             1.6
United Kingdom (UK/GBP) ..............    2.4             2.4
United States (US/USD) ...............   51.6    3.3     54.9
Uruguay (URGY/UYP) ...................    0.7             0.7
                                        ------   -----  -----
Total  ...............................   96.7    3.3    100.0
                                        ------   -----  -----
                                        ------   -----  -----

--------------

{d}  Percentages indicated are based on net assets of $115,054,931.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................     2,018,779         1.48137   5/26/98   $    73,876
Australian Dollars......................       390,731         1.49191   5/26/98        11,437
Canadian Dollars........................     3,956,610         1.41430   6/24/98        38,299
Canadian Dollars........................       700,285         1.40700   6/24/98        10,447
Canadian Dollars........................       420,171         1.41500   6/24/98         3,857
Canadian Dollars........................       119,048         1.41500   6/24/98         1,093
Japanese Yen............................       642,431       122.80000   5/12/98        49,752
Japanese Yen............................       113,370       129.93000   5/12/98         2,077
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $8,552,263)...................     8,361,425                                 190,838
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 7.27%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   190,838
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1159
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (51.5%)
  Guidant Corp. .............................................   US            591,000   $ 39,523,117         7.1
  Visx, Inc.{::} -/- ........................................   US            866,200     38,221,075         6.8
  ATL Ultrasound, Inc.{::} -/- ..............................   US            745,500     36,063,563         6.4
  Physio-Control International Corp.{::} -/- ................   US          1,183,800     27,227,400         4.9
  Waters Corp.-/- ...........................................   US            381,100     20,388,850         3.6
  Dexter Corp. ..............................................   US            484,000     19,995,250         3.6
  Mentor Corp. ..............................................   US            621,900     16,907,906         3.0
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL          393,100     12,775,750         2.3
  Sunrise Medical, Inc.-/- ..................................   US            710,000     10,516,875         1.9
  Endosonics Corp.{::} -/- ..................................   US          1,509,400      9,811,100         1.8
  Cardiac Pathways Corp.-/- .................................   US            929,300      8,828,350         1.6
  Baxter International, Inc. ................................   US            126,500      7,012,844         1.3
  Kensey Nash Corp.-/- ......................................   US            334,600      6,441,050         1.1
  Arterial Vascular Engineering, Inc.-/- ....................   US            153,000      5,412,375         1.0
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            580,000      4,060,000         0.7
  Becton, Dickinson & Co. ...................................   US             56,000      3,899,000         0.7
  CONMED Corp.-/- ...........................................   US            109,700      2,509,388         0.4
  Thoratec Laboratories Corp.-/- ............................   US            299,900      2,436,688         0.4
  Micro Therapeutics, Inc.-/- ...............................   US            200,000      2,137,500         0.4
  CardioGenesis Corp.-/- ....................................   US            310,000      1,976,250         0.3
  INAMED Corp.-/- ...........................................   US            275,000      1,925,000         0.3
  Angeion Corp.-/- ..........................................   US            670,000      1,842,500         0.3
  SonoSight, Inc.-/- ........................................   US            188,500      1,543,344         0.3
  Osteotech, Inc.-/- ........................................   US             58,000      1,279,625         0.2
  Medtronic, Inc. ...........................................   US             22,000      1,157,750         0.2
  Instrumentarium Group "A" .................................   FIN            16,000        970,481         0.2
  PolyMedica Corp.-/- .......................................   US             74,600        727,350         0.1
  Boston Scientific Corp.-/- ................................   US              9,800        708,663         0.1
  Innerdyne, Inc.-/- ........................................   US            193,000        579,000         0.1
  Conceptus, Inc.-/- ........................................   US            137,000        445,250         0.1
  Abaxis, Inc.-/- ...........................................   US            160,000        410,000         0.1
  Laserscope-/- .............................................   US            150,000        393,750         0.1
  Cardiovascular Dynamics, Inc.-/- ..........................   US             65,000        390,000         0.1
  Photoelectron Corp.-/- ....................................   US             22,800        152,475          --
  Lifecore Biomedical, Inc.-/- ..............................   US              3,000         58,875          --
                                                                                        ------------
                                                                                         288,728,394
                                                                                        ------------
Pharmaceuticals (20.0%)
  Warner-Lambert Co. ........................................   US            135,000     25,540,313         4.6
  Pfizer, Inc. ..............................................   US            155,000     17,640,938         3.2
  TheraTech, Inc.{::} -/- ...................................   US          1,935,000     15,721,875         2.8
  Zeneca Group PLC - ADR{\/} ................................   UK            324,300     14,228,663         2.5
  Bergen Brunswig Corp. "A" .................................   US            100,000      4,537,500         0.8
  NABI, Inc.-/- .............................................   US            820,000      3,228,750         0.6
  Schering-Plough Corp. .....................................   US             39,700      3,180,963         0.6

    The accompanying notes are an integral part of the financial statements.

         1160
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Pharmaceuticals (Continued)
  Roberts Pharmaceutical Corp.-/- ...........................   US            178,000   $  3,026,000         0.5
  Bristol Myers Squibb Co. ..................................   US             28,000      2,964,500         0.5
  American Home Products Corp. ..............................   US             28,000      2,607,500         0.5
  Abbott Laboratories .......................................   US             28,000      2,047,500         0.4
  Catalytica, Inc.-/- .......................................   US            138,866      2,013,557         0.4
  Johnson & Johnson .........................................   US             28,000      1,998,500         0.4
  SmithKline Beecham PLC - ADR{\/} ..........................   UK             29,000      1,727,313         0.3
  Glaxo Wellcome PLC - ADR{\/} ..............................   UK             29,000      1,640,313         0.3
  Merck & Co., Inc. .........................................   US             13,500      1,626,750         0.3
  Altana AG .................................................   GER            15,000      1,150,502         0.2
  Gedeon Richter-/- .........................................   HGRY            9,350      1,001,849         0.2
  Warner Chilcott Laboratories - ADR-/- {\/} ................   IRE            83,800        963,700         0.2
  Spiros Development Corporation II, Inc. - Units-/-+X+ .....   US             57,000        947,625         0.2
  Novartis AG ...............................................   SWTZ              561        927,582         0.2
  Elan Corp., PLC - ADR-/- {\/} .............................   IRE             7,000        434,875         0.1
  R.P. Scherer Corp.-/- .....................................   US              5,700        416,100         0.1
  Alpharma, Inc. "A" ........................................   US             16,700        379,925         0.1
  Life Medical Sciences, Inc.-/- ............................   US            200,000        275,000          --
  Astra AB - ADR{\/} ........................................   SWDN           12,000        246,750          --
  Watson Pharmaceuticals, Inc.-/- ...........................   US              5,700        245,100          --
  Schein Pharmaceutical, Inc.-/- ............................   US             10,000        245,000          --
  Medco Research, Inc. ......................................   US              5,700        116,138          --
  Unimed Pharmaceuticals, Inc.-/- ...........................   US              9,200         67,275          --
                                                                                        ------------
                                                                                         111,148,356
                                                                                        ------------
Biotechnology (12.4%)
  Agouron Pharmaceuticals, Inc.-/- ..........................   US            706,100     24,007,400         4.3
  Guilford Pharmaceuticals, Inc.-/- .........................   US            667,000     13,256,625         2.4
  COR Therapeutics, Inc.-/- .................................   US            550,000     10,381,250         1.9
  Amgen, Inc.-/- ............................................   US            139,800      8,335,575         1.5
  Protein Design Labs, Inc.-/- ..............................   US            260,000      8,320,000         1.5
  Genelabs Technologies, Inc.-/- ............................   US          1,090,000      3,951,250         0.7
  PathoGenesis Corp.-/- .....................................   US             16,400        649,850         0.1
  Enzon, Inc. Preferred-/- ..................................   US             16,000        217,920          --
  Human Genome Sciences, Inc.-/- ............................   US              1,000         36,375          --
                                                                                        ------------
                                                                                          69,156,245
                                                                                        ------------
Health Care Services (5.5%)
  Vencor, Inc.-/- ...........................................   US            513,000     13,915,125         2.5
  Tenet Healthcare Corp.-/- .................................   US            129,500      4,848,156         0.9
  Allegiance Corp. ..........................................   US            103,000      4,699,375         0.8
  Nationwide Health Properties, Inc. ........................   US             68,000      1,598,000         0.3
  SteriGenics International, Inc.-/- ........................   US             61,900      1,431,438         0.3
  Hanger Orthopedic Group, Inc.-/- ..........................   US             59,000      1,102,563         0.2
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX            79,100      1,048,075         0.2

    The accompanying notes are an integral part of the financial statements.

         1161
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care Services (Continued)
  Parkway Holdings Ltd. .....................................   SING          300,000   $    648,751         0.1
  Health Management Associates, Inc. "A"-/- .................   US             14,000        441,000         0.1
  Quorum Health Group, Inc.-/- ..............................   US             12,500        401,563         0.1
  Quintiles Transnational Corp.-/- ..........................   US              5,000        247,500          --
  McKesson Corp. ............................................   US              2,500        176,719          --
  United Healthcare Corp. ...................................   US              2,500        175,625          --
  HEALTHSOUTH Corp.-/- ......................................   US              5,500        166,031          --
  Wellpoint Health Networks - New-/- ........................   US              1,000         72,125          --
                                                                                        ------------
                                                                                          30,972,046
                                                                                        ------------
Paper/Packaging (2.2%)
  Kimberly-Clark Corp. ......................................   US            240,618     12,211,364         2.2
                                                                                        ------------
Computers & Peripherals (0.4%)
  Hewlett-Packard Co. .......................................   US             27,000      2,033,438         0.4
                                                                                        ------------
Consumer Services (0.1%)
  Service Corporation International .........................   US             11,000        453,750         0.1
                                                                                        ------------
Personal Care/Cosmetics (0.0%)
  Gillette Co. ..............................................   US              2,000        230,875          --
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $453,759,253) ................                            514,934,468        92.1
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736        920,357         0.2
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000        109,375          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                              1,029,732         0.2
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1162
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $29,380,000 U.S. Treasury Bonds, 7.25%
   due 5/15/16 (market value of collateral is $34,111,844,
   including accrued interest). (cost $33,422,000) ..........                           $ 33,422,000         6.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $487,213,390)  * ....................                            549,386,200        98.3
Other Assets and Liabilities ................................                              9,348,090         1.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $558,734,290       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {::}  See Note 6 of Notes to Financial Statements.
        +X+ Each unit consists of one callable common share of Spiros Development Corporation II, Inc. and one warrant to purchase .25 shares of Dura Pharmaceuticals, Inc.
          * For Federal income tax purposes, cost is $489,315,001 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  90,649,808
                 Unrealized depreciation:           (30,578,609)
                                                  -------------
                 Net unrealized appreciation:     $  60,071,199
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Finland (FIN/FIM) ....................    0.2                                   0.2
France (FR/FRF) ......................                0.2                       0.2
Germany (GER/DEM) ....................    0.2                                   0.2
Hungary (HGRY/HUF) ...................    0.2                                   0.2
Ireland (IRE/IEP) ....................    0.3                                   0.3
Israel (ISRL/ILS) ....................    2.3                                   2.3
Mexico (MEX/MXN) .....................    0.2                                   0.2
Singapore (SING/SGD) .................    0.1                                   0.1
Switzerland (SWTZ/CHF) ...............    0.2                                   0.2
United Kingdom (UK/GBP) ..............    3.1                                   3.1
United States (US/USD) ...............   85.3                        7.7       93.0
                                        ------      -----          -----      -----
Total  ...............................   92.1         0.2            7.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $558,734,290.

    The accompanying notes are an integral part of the financial statements.

         1163
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (36.6%)
  Enron Corp. ................................................   US             62,701   $ 3,084,102         3.4
    GAS PRODUCTION & DISTRIBUTION
  AES Corp.-/- ...............................................   US             55,264     3,049,882         3.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        5,500,000     2,212,505         2.5
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          13,200     1,949,941         2.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN            80,000     1,940,000         2.2
    ELECTRICAL & GAS UTILITIES
  Houston Industries, Inc. ...................................   US             59,000     1,714,688         1.9
    ELECTRICAL & GAS UTILITIES
  Viag AG ....................................................   GER             3,000     1,520,067         1.7
    ELECTRICAL & GAS UTILITIES
  Dominion Resources, Inc. ...................................   US             38,000     1,503,375         1.7
    ELECTRICAL & GAS UTILITIES
  Interstate Energy Corp. ....................................   US             46,740     1,475,231         1.6
    ELECTRICAL & GAS UTILITIES
  Pinnacle West Capital Corp. ................................   US             32,000     1,416,000         1.6
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        5,410,000     1,324,705         1.5
    ELECTRICAL & GAS UTILITIES
  VEBA AG ....................................................   GER            20,000     1,322,185         1.5
    ELECTRICAL & GAS UTILITIES
  MCN Energy Group, Inc. .....................................   US             35,000     1,321,250         1.5
    ELECTRICAL & GAS UTILITIES
  National Grid Group PLC ....................................   UK            200,000     1,290,970         1.4
    ELECTRICAL & GAS UTILITIES
  RWE AG .....................................................   GER            25,000     1,272,297         1.4
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          150,000     1,248,235         1.4
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900     1,207,650         1.3
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,149,750         1.3
    ELECTRICAL & GAS UTILITIES
  EVI, Inc.-/- ...............................................   US             20,000     1,065,000         1.2
    ENERGY EQUIPMENT & SERVICES
  MetroGas S.A. - ADR{\/} ....................................   ARG            96,051       954,507         1.1
    ELECTRICAL & GAS UTILITIES
  Hub Power Co. ..............................................   PAK           700,000       713,507         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          32,735,847
                                                                                         -----------
Services (29.6%)
  Compagnie Generale des Eaux ................................   FR             13,982     2,600,978         2.9
    CONSUMER SERVICES
  Mannesmann AG ..............................................   GER             3,000     2,381,271         2.7
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

         1164
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          400,000   $ 2,109,674         2.3
    TELEPHONE NETWORKS
  Canadian National Railway Co. ..............................   CAN            30,900     2,011,083         2.2
    TRANSPORTATION - ROAD & RAIL
  Magyar Tavkozlesi Rt. - ADR-/- {\/} ........................   HGRY           66,800     1,970,600         2.2
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,757,813         2.0
    WIRELESS COMMUNICATIONS
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           28,000     1,505,000         1.7
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           10,000     1,454,783         1.6
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,386,000         1.5
    TRANSPORTATION - ROAD & RAIL
  Alaska Air Group, Inc.-/- ..................................   US             24,000     1,347,000         1.5
    TRANSPORTATION - AIRLINES
  America West Holdings Corp. "B"-/- .........................   US             42,000     1,270,500         1.4
    TRANSPORTATION - AIRLINES
  Airborne Freight Corp. .....................................   US             32,000     1,268,000         1.4
    TRANSPORTATION - AIRLINES
  Comair Holdings, Inc. ......................................   US             46,000     1,256,375         1.4
    TRANSPORTATION - AIRLINES
  Swift Transportation Co., Inc.-/- ..........................   US             50,000     1,143,750         1.3
    TRANSPORTATION - ROAD & RAIL
  Navistar International Corp.-/- ............................   US             30,000       896,250         1.0
    TRANSPORTATION - ROAD & RAIL
  Brisa-Auto Estradas de Portugal S.A. .......................   PORT           16,000       709,274         0.8
    TRANSPORTATION - ROAD & RAIL
  Telecom Corporation of New Zealand - Installment
   Receipts-/- ...............................................   NZ            258,200       693,578         0.8
    TELEPHONE NETWORKS
  Aeroporti di Roma SpA ......................................   ITLY           48,000       674,255         0.7
    TRANSPORTATION - AIRLINES
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       151,830         0.2
    WIRELESS COMMUNICATIONS
  Illinois Central Corp. .....................................   US                611        24,287          --
    TRANSPORTATION - ROAD & RAIL
  Hellenic Telecommunications Organization S.A. ..............   GREC              100         2,864          --
    TELEPHONE NETWORKS
                                                                                         -----------
                                                                                          26,615,165
                                                                                         -----------
Materials/Basic Industry (12.9%)
  Masco Corp. ................................................   US             40,000     2,320,000         2.6
    BUILDING MATERIALS & COMPONENTS
  Lafarge S.A. ...............................................   FR             20,000     1,890,183         2.1
    CEMENT
  Giant Cement Holding, Inc.-/- ..............................   US             64,800     1,830,600         2.0
    CEMENT
  IPSCO, Inc. ................................................   CAN            56,265     1,706,014         1.9
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

         1165
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Materials/Basic Industry (Continued)
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000   $ 1,224,000         1.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR            7,445     1,191,200         1.3
    CEMENT
  Martin Marietta Materials, Inc. ............................   US             25,000     1,173,438         1.3
    BUILDING MATERIALS & COMPONENTS
  Apasco, S.A. de C.V. .......................................   MEX            35,500       241,417         0.3
    CEMENT
                                                                                         -----------
                                                                                          11,576,852
                                                                                         -----------
Technology (6.2%)
  Cisco Systems, Inc.-/- .....................................   US             21,500     1,574,875         1.8
    NETWORKING
  Ascend Communications, Inc.-/- .............................   US             30,000     1,306,875         1.5
    NETWORKING
  Ciena Corp.-/- .............................................   US             20,000     1,115,000         1.2
    TELECOM TECHNOLOGY
  EMCORE Corp.-/- ............................................   US             58,000       833,750         0.9
    SEMICONDUCTORS
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL           45,200       740,150         0.8
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           5,570,650
                                                                                         -----------
Capital Goods (3.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK             49,600     1,525,200         1.7
    AEROSPACE/DEFENSE
  Gulfstream Aerospace Corp.-/- ..............................   US             35,000     1,467,813         1.6
    AEROSPACE/DEFENSE
                                                                                         -----------
                                                                                           2,993,013
                                                                                         -----------
Consumer Durables (2.9%)
  Kaufman and Broad Home Corp. ...............................   US             53,000     1,540,313         1.7
    HOUSING
  D.R. Horton, Inc. ..........................................   US             60,000     1,110,000         1.2
    HOUSING
                                                                                         -----------
                                                                                           2,650,313
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $65,337,987) ..................                            82,141,840        91.5
                                                                                         -----------       -----

    The accompanying notes are an integral part of the financial statements.

         1166
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $7,745,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $7,841,813,
   including accrued interest). (cost $7,688,000) ............                           $ 7,688,000         8.5
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $73,025,987)  * ......................                            89,829,840       100.0
Other Assets and Liabilities .................................                               (18,680)         --
                                                                                         -----------       -----

NET ASSETS ...................................................                           $89,811,160       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $73,025,987 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  18,343,020
                 Unrealized depreciation:            (1,539,167)
                                                  -------------
                 Net unrealized appreciation:     $  16,803,853
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1167
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                                                               PERCENTAGE OF NET ASSETS {D}
                                                                          ---------------------------------------
                                                                                         SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)                                        EQUITY         & OTHER        TOTAL
- ------------------------------------------------------------------------  -----------  ---------------  ---------
Argentina (ARG/ARS) ....................................................         1.1                          1.1
Austria (ASTRI/ATS) ....................................................         2.2                          2.2
Brazil (BRZL/BRL) ......................................................         5.3                          5.3
Canada (CAN/CAD) .......................................................         4.1                          4.1
Czech Republic (CZCH/CSK) ..............................................         1.6                          1.6
Ecuador (ECDR/ECS) .....................................................         1.3                          1.3
Egypt (EGPT) ...........................................................         1.4                          1.4
France (FR/FRF) ........................................................         5.0                          5.0
Germany (GER/DEM) ......................................................         7.3                          7.3
Hong Kong (HK/HKD) .....................................................         0.2                          0.2
Hungary (HGRY/HUF) .....................................................         2.2                          2.2
India (IND/INR) ........................................................         1.3                          1.3
Israel (ISRL/ILS) ......................................................         0.8                          0.8
Italy (ITLY/ITL) .......................................................         4.4                          4.4
Mexico (MEX/MXN) .......................................................         0.3                          0.3
New Zealand (NZ/NZD) ...................................................         2.3                          2.3
Pakistan (PAK/PKR) .....................................................         0.8                          0.8
Portugal (PORT/PTE) ....................................................         2.5                          2.5
Spain (SPN/ESP) ........................................................         2.2                          2.2
United Kingdom (UK/GBP) ................................................         3.1                          3.1
United States (US/USD) .................................................        42.1            8.5          50.6
                                                                          -----------         -----     ---------
Total  .................................................................        91.5            8.5         100.0
                                                                          -----------         -----     ---------
                                                                          -----------         -----     ---------

--------------

{d}  Percentages indicated are based on net assets of $89,811,160.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                          MARKET VALUE                            UNREALIZED
                                             (U.S.        CONTRACT   DELIVERY    APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     (DEPRECIATION)
----------------------------------------  ------------   ----------  --------   --------------
Deutsche Marks..........................   3,571,432        1.79365   5/26/98      $(3,289)
French Francs...........................   1,996,672        5.99940    5/6/98        3,528
French Francs...........................     332,779        6.03550    5/6/98       (1,406)
Italian Lira............................   2,573,415     1768.80000   7/21/98       (1,050)
                                          ------------                          --------------
  Total Contracts to Sell (Receivable
   amount $8,472,081)...................   8,474,298                                (2,217)
                                          ------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 9.44%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $(2,217)
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1168
                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (19.5%)
  Enerflex Systems Ltd. .....................................   CAN            83,600   $  2,514,374         2.5
  R&B Falcon Corp.-/- .......................................   US             76,900      2,465,606         2.4
  J. Ray McDermott S.A.-/- ..................................   US             51,400      2,280,875         2.2
  Cooper Cameron Corp.-/- ...................................   US             29,700      1,973,194         1.9
  EVI, Inc.-/- ..............................................   US             35,400      1,885,050         1.9
  Key Energy Group, Inc.-/- .................................   US             80,050      1,495,934         1.5
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      1,328,948         1.3
  Core Laboratories N.V.-/- {\/} ............................   NETH           42,500      1,205,938         1.2
  Smith International, Inc.-/- ..............................   US             18,500      1,086,875         1.1
  Bonus Resource Services Corp.-/- ..........................   CAN           282,284        977,342         1.0
  Transocean Offshore, Inc. .................................   US             15,750        880,031         0.9
  Mitcham Industries, Inc.-/- ...............................   US             54,500        636,969         0.6
  Bayard Drilling Technologies, Inc.-/- .....................   US             33,900        504,263         0.5
  Patterson Energy, Inc.-/- .................................   US             33,800        473,200         0.5
                                                                                        ------------
                                                                                          19,708,599
                                                                                        ------------
Oil (17.3%)
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      2,396,149         2.4
  Total Compagnie Francaise des Petroles S.A. - ADR{\/} .....   FR             38,700      2,273,625         2.2
  Suncor Energy, Inc. .......................................   CAN            62,300      2,148,276         2.1
  Petro-Canada ..............................................   CAN           115,300      1,943,576         1.9
  Ultramar Diamond Shamrock Corp. ...........................   US             58,000      1,874,125         1.8
  Triton Energy Ltd.-/- .....................................   US             43,900      1,761,488         1.7
  ERG SpA-/- ................................................   ITLY          373,000      1,610,639         1.6
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY           20,300      1,342,338         1.3
  Canadian Fracmaster Ltd. ..................................   CAN           188,500      1,219,574         1.2
  British Petroleum Co., PLC - ADR{\/} ......................   UK             12,000      1,134,000         1.1
                                                                                        ------------
                                                                                          17,703,790
                                                                                        ------------
Chemicals (14.4%)
  NOVA Corp. ................................................   CAN           219,900      2,476,317         2.4
  Ciba Specialty Chemicals AG ...............................   SWTZ           19,360      2,342,716         2.3
  Potash Corporation of Saskatchewan, Inc.{\/} ..............   CAN            25,570      2,283,721         2.2
  Henkel KGaA Non-voting Preferred ..........................   GER            24,590      1,918,952         1.9
  Cabot Corp. ...............................................   US             45,500      1,635,156         1.6
  Crompton & Knowles Corp. ..................................   US             35,900      1,074,756         1.1
  E.I. du Pont de Nemours and Co. ...........................   US             13,900      1,012,094         1.0
  Solutia, Inc. .............................................   US             35,400      1,004,475         1.0
  Akzo Nobel N.V. ...........................................   NETH            4,690        954,441         0.9
                                                                                        ------------
                                                                                          14,702,628
                                                                                        ------------
Forest Products (13.7%)
  St Laurent Paperboard, Inc.-/- ............................   CAN           190,000      2,584,808         2.5
  Stone Container Corp.-/- ..................................   US            113,600      1,860,200         1.8
  MacMillan Bloedel Ltd. ....................................   CAN           112,442      1,600,472         1.6

    The accompanying notes are an integral part of the financial statements.

         1169
                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Forest Products (Continued)
  Doman Industries Ltd. "B"-/- ..............................   CAN           246,830   $  1,234,409         1.2
  Noranda, Inc. .............................................   CAN            52,356      1,080,298         1.1
  Bowater, Inc. .............................................   US             18,900      1,057,219         1.0
  Tembec, Inc. "A"-/- .......................................   CAN           148,900        989,403         1.0
  Donohue, Inc. .............................................   CAN            41,151        935,446         0.9
  Champion International Corp. ..............................   US             17,200        925,575         0.9
  Noranda Forest, Inc. ......................................   CAN           136,459        916,281         0.9
  Alliance Forest Products, Inc.-/- .........................   CAN            36,400        767,616         0.8
                                                                                        ------------
                                                                                          13,951,727
                                                                                        ------------
Misc. Materials & Commodities (11.8%)
  American Disposal Services, Inc.-/- .......................   US             64,500      2,586,047         2.5
  USG Corp. .................................................   US             44,000      2,260,500         2.2
  Encore Wire Corp.-/- ......................................   US             56,950      2,206,813         2.2
  Valero Energy Corp. .......................................   US             65,000      2,104,375         2.1
  Medusa Corp. ..............................................   US             32,241      1,982,822         2.0
  EdperBrascan Corp. "A" ....................................   CAN            37,369        763,219         0.8
                                                                                        ------------
                                                                                          11,903,776
                                                                                        ------------
Construction (5.3%)
  Stolt Comex Seaway S.A.-/- ................................   US             79,000      2,567,500         2.5
  Coflexip - ADR{\/} ........................................   FR             27,300      1,945,125         1.9
  Global Industries Ltd.-/- .................................   US             40,850        926,784         0.9
                                                                                        ------------
                                                                                           5,439,409
                                                                                        ------------
Metals - Non-Ferrous (5.0%)
  Alumax, Inc. ..............................................   US             54,100      2,671,183         2.6
  Freeport-McMoRan Copper & Gold, Inc. "B" ..................   US             58,000      1,091,125         1.1
  Sutton Resources Ltd.-/- ..................................   CAN            69,113        536,584         0.5
  Western Copper Holdings Ltd.-/- ...........................   CAN            89,280        465,228         0.5
  Cominco Ltd. ..............................................   CAN            18,181        298,206         0.3
                                                                                        ------------
                                                                                           5,062,326
                                                                                        ------------
Gas Production & Distribution (5.0%)
  Comstock Resources, Inc.-/- ...............................   US            132,400      1,704,650         1.7
  Santa Fe Energy Resources, Inc.-/- ........................   US            163,700      1,688,156         1.7
  Poco Petroleums Ltd.-/- ...................................   CAN            72,069        821,658         0.8
  Berkley Petroleum Corp.-/- ................................   CAN            84,600        810,674         0.8
                                                                                        ------------
                                                                                           5,025,138
                                                                                        ------------
Metals - Steel (2.3%)
  IPSCO, Inc. ...............................................   CAN            78,700      2,386,266         2.3
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $89,332,125) .................                             95,883,659        94.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1170
                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $5,130,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $5,194,125,
   including accrued interest). (cost $5,088,000) ...........                           $  5,088,000         5.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $94,420,125)  * .....................                            100,971,659        99.3
Other Assets and Liabilities ................................                                668,445         0.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $101,640,104       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $95,007,118 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   8,390,497
                 Unrealized depreciation:            (2,425,956)
                                                  -------------
                 Net unrealized appreciation:     $   5,964,541
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    2.4                      2.4
Canada (CAN/CAD) .....................   29.3                     29.3
France (FR/FRF) ......................    4.1                      4.1
Germany (GER/DEM) ....................    1.9                      1.9
Italy (ITLY/ITL) .....................    2.9                      2.9
Netherlands (NETH/NLG) ...............    2.1                      2.1
Norway (NOR/NOK) .....................    1.3                      1.3
Switzerland (SWTZ/CHF) ...............    2.3                      2.3
United Kingdom (UK/GBP) ..............    1.1                      1.1
United States (US/USD) ...............   46.9         5.7         52.6
                                        ------        ---        -----
Total  ...............................   94.3         5.7        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $101,640,104.

    The accompanying notes are an integral part of the financial statements.

         1171
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Wireless Communications (24.5%)
  Mannesmann AG ...........................................   GER           110,900   $   88,027,648         4.8
  Nextel Communications, Inc. "A"-/- ......................   US          1,695,700       48,645,394         2.7
  Millicom International Cellular S.A.-/- {\/} ............   LUX         1,217,000       47,615,125         2.6
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,663,700       32,234,188         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       30,445,313         1.7
  WinStar Communications, Inc.-/- .........................   US            667,700       25,956,838         1.4
  Vodafone Group PLC ......................................   UK          1,882,000       20,613,880         1.1
  Orange PLC-/- ...........................................   UK          2,660,800       19,099,472         1.1
  Bell Canada International, Inc.: ........................   CAN                --               --         1.1
    Common-/- .............................................   --            717,300       16,054,837          --
    Common - ADR-/- {\/} ..................................   --            132,500        2,981,250          --
  Smartone Telecommunications .............................   HK          6,729,000       17,679,317         1.0
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       15,761,614         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       14,630,850         0.8
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       13,941,723         0.8
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000       13,500,000         0.7
  Champion Technology Holding Ltd.{::} ....................   HK        207,801,804       12,072,921         0.7
  Powertel, Inc.-/- .......................................   US            365,000        8,349,375         0.5
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          4,360,000        8,274,740         0.5
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        4,696,650         0.3
                                                                                      --------------
                                                                                         440,581,135
                                                                                      --------------
Telecom Equipment (18.8%)
  Nokia AB "A" ............................................   FIN         1,348,320       90,456,347         5.0
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,309,500       70,439,750         3.9
  P-COM, Inc.-/- ..........................................   US          1,790,000       35,240,625         1.9
  Tekelec-/- ..............................................   US            648,900       32,607,225         1.8
  Alcatel Alsthom Compagnie Generale d'Electricite ........   FR            133,000       24,674,709         1.4
  Corning, Inc. ...........................................   US            600,000       24,000,000         1.3
  ANTEC Corp.-/- ..........................................   US          1,162,300       22,955,425         1.3
  Tellabs, Inc.-/- ........................................   US            240,000       17,010,000         0.9
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,444,088         0.5
  Pairgain Technologies, Inc.-/- ..........................   US            428,800        7,906,000         0.4
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        6,635,676         0.4
  Kantone Holding Ltd. ....................................   HK          6,256,868          306,967          --
                                                                                      --------------
                                                                                         341,676,812
                                                                                      --------------
Telephone Networks (16.6%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.2
    Di Risp-/- ............................................   --          9,326,517       49,189,779          --
    Common ................................................   --          1,263,333        9,521,194          --
  SPT Telecom-/- ..........................................   CZCH          391,340       56,931,492         3.1
  WorldCom, Inc.-/- .......................................   US          1,065,000       45,562,031         2.5
  NTL, Inc.-/- {\/} .......................................   UK            700,000       27,300,000         1.5
  Carso Global Telecom "A1" ...............................   MEX         6,089,982       23,367,700         1.3
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .....................   HGRY          625,450       18,450,775         1.0

    The accompanying notes are an integral part of the financial statements.

         1172
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  Telstra Corp. Ltd. - Installment Receipts ...............   AUSL        7,282,000   $   17,066,076         0.9
  Telecommunicacoes Brasileiras S.A. (Telebras) ...........   BRZL      139,700,000       13,866,157         0.8
  BCE, Inc. ...............................................   CAN           226,025        9,627,840         0.5
  Telecom Corporation of New Zealand Ltd. - Installment
   Receipts-/- ............................................   NZ          3,495,700        9,390,159         0.5
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        7,044,600         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  PLD Telekon, Inc.-/- {\/} ...............................   RUS           510,000        4,143,750         0.2
  Emerging Communications, Inc.-/- ........................   US            468,100        2,984,138         0.2
  Atlantic Tele-Network, Inc.-/- ..........................   US            200,040        2,450,490         0.1
  Ionica Group PLC-/- .....................................   UK          1,456,400        2,094,481         0.1
                                                                                      --------------
                                                                                         304,870,662
                                                                                      --------------
Telephone - Regional/Local (9.5%)
  ICG Communications, Inc.-/- .............................   US          1,254,600       43,911,000         2.4
  GTE Corp. ...............................................   US            675,000       39,445,313         2.2
  Intermedia Communications of Florida, Inc.-/- ...........   US            454,800       33,193,294         1.8
  Teleport Communications Group, Inc. "A"-/- ..............   US            400,000       21,550,000         1.2
  SBC Communications ......................................   US            488,000       20,221,500         1.1
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {=} {\/} ........................   RUS             1,749       14,161,443         0.8
                                                                                      --------------
                                                                                         172,482,550
                                                                                      --------------
Telephone - Long Distance (6.8%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       45,625,000         2.5
  Rostelecom - ADR-/- {\/} ................................   RUS         1,780,735       38,174,507         2.1
  MCI Communications Corp. ................................   US            400,000       20,125,000         1.1
  LCI International, Inc.-/- ..............................   US            500,000       19,875,000         1.1
                                                                                      --------------
                                                                                         123,799,507
                                                                                      --------------
Cable Television (4.7%)
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,470,413       53,118,670         2.9
  Comcast Corp. "A" .......................................   US            604,300       21,641,494         1.2
  United International Holdings, Inc. "A"-/- ..............   US            373,000        6,341,000         0.3
  Comcast UK Cable Partners Ltd. "A"-/- {\/} ..............   UK            415,000        5,317,188         0.3
                                                                                      --------------
                                                                                          86,418,352
                                                                                      --------------
Networking (3.5%)
  Cisco Systems, Inc.-/- ..................................   US            450,000       32,962,500         1.8
  Ascend Communications, Inc.-/- ..........................   US            700,000       30,493,750         1.7
                                                                                      --------------
                                                                                          63,456,250
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

         1173
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Technology (2.9%)
  Uniphase Corp.-/- .......................................   US            758,300   $   41,137,775         2.3
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       11,755,375         0.6
                                                                                      --------------
                                                                                          52,893,150
                                                                                      --------------
Broadcasting & Publishing (2.6%)
  Univision Communications, Inc.-/- .......................   US            463,900       17,773,169         1.0
  EchoStar Communications Corp. "A"-/- ....................   US            609,200       16,029,575         0.9
  Seat SpA-/- .............................................   ITLY       16,820,000        8,351,581         0.5
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        2,793,524         0.2
                                                                                      --------------
                                                                                          44,947,849
                                                                                      --------------
Aerospace/Defense (1.9%)
  Orbital Sciences Corp.-/- ...............................   US            785,500       34,954,750         1.9
                                                                                      --------------
Consumer Services (1.7%)
  Compagnie Generale des Eaux .............................   FR            168,500       31,344,925         1.7
                                                                                      --------------
Semiconductors (1.3%)
  VLSI Technology, Inc.-/- ................................   US            572,600       11,809,875         0.7
  DSP Communications, Inc.-/- .............................   US            624,000       10,413,000         0.6
                                                                                      --------------
                                                                                          22,222,875
                                                                                      --------------
Multi-Industry (1.1%)
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         2,000,000       12,609,209         0.7
  Hutchison Whampoa .......................................   HK          1,302,000        8,051,875         0.4
                                                                                      --------------
                                                                                          20,661,084
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,173,173,527) ............                            1,740,309,901        95.9
                                                                                      --------------       -----

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  American Satellite Network Warrants, expire 1/1/99 (cost
   $0)(.) (::) ............................................   US             65,825               --          --
                                                                                      --------------       -----
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

         1174
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENTS                                                                    (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $61,530,000 U.S. Treasury Bonds, 7.25%
   due 5/15/16 (market value of collateral is $71,439,899,
   including accrued interest)  ...........................                           $   70,000,000         3.8
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $950,000 U.S. Treasury Bonds, 8.125%
   due 8/15/19 (market value of collateral is $1,192,591,
   including accrued interest)  ...........................                                1,165,000         0.1
                                                                                      --------------       -----

TOTAL REPURCHASE AGREEMENTS (cost $71,165,000) ............                               71,165,000         3.9
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,244,338,527)  * ................                            1,811,474,901        99.8
Other Assets and Liabilities ..............................                                4,309,365         0.2
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,815,784,266       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
       {::}  See Note 6 of Notes to Financial Statements.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        (.) Restricted Securities: At April 30, 1998 the Fund owned the following restricted securities constituting .3% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, Expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

          * For Federal income tax purposes, cost is $1,244,874,015 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 612,812,855
                 Unrealized depreciation:           (46,211,969)
                                                  -------------
                 Net unrealized appreciation:     $ 566,600,886
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1175
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    0.9                   0.9
Brazil (BRZL/BRL) ....................    0.8                   0.8
Canada (CAN/CAD) .....................    2.8                   2.8
Czech Republic (CZCH/CSK) ............    3.1                   3.1
Finland (FIN/FIM) ....................    5.0                   5.0
France (FR/FRF) ......................    3.1                   3.1
Germany (GER/DEM) ....................    4.8                   4.8
Hong Kong (HK/HKD) ...................    2.6                   2.6
Hungary (HGRY/HUF) ...................    1.0                   1.0
Israel (ISRL/ILS) ....................    4.4                   4.4
Italy (ITLY/ITL) .....................    3.7                   3.7
Luxembourg (LUX/LUF) .................    2.6                   2.6
Malaysia (MAL/MYR) ...................    0.2                   0.2
Mexico (MEX/MXN) .....................    3.8                   3.8
New Zealand (NZ/NZD) .................    0.5                   0.5
Peru (PERU/PES) ......................    0.4                   0.4
Russia (RUS/SUR) .....................    4.1                   4.1
Thailand (THAI/THB) ..................    0.8                   0.8
Turkey (TRKY/TRL) ....................    0.4                   0.4
United Kingdom (UK/GBP) ..............    7.0                   7.0
United States (US/USD) ...............   43.9        4.1       48.0
                                        ------     -----      -----
Total  ...............................   95.9        4.1      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,815,784,266.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................    12,834,836          1.8461   5/26/98   $   376,139
Italian Liras...........................    10,859,243         1763.55   7/21/98       (27,888)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $23,345,828).........................    23,694,079                                 348,251
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS A
 PERCENTAGE OF NET ASSETS IS 1.30%.

CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,362,104       0.59400   7/20/98       725,396
Deutsche Marks..........................      18,520,501       1.81400   5/26/98      (224,635)
Deutsche Marks..........................      15,066,981       1.81500   5/26/98      (190,948)
Deutsche Marks..........................      12,729,534       7.79365   5/26/98       (11,724)
Finnish Markka..........................      24,746,112       5.46000   7/21/98      (203,988)
Italian Liras...........................      40,071,738    1784.71000   7/21/98      (373,412)
Italian Liras...........................       8,116,153    1774.85000   7/21/98       (30,963)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $160,302,849).................     160,613,123                              (310,274)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 8.85%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $    37,977
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1176
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                      AIM GLOBAL{/\}
                                       -----------------------------------------------------------------------------
                                          CONSUMER
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............   $160,625,164     $91,127,363     $487,213,390   $73,025,987     $ 94,420,125
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
    At value.........................   $194,547,463     $116,166,664    $549,386,200   $89,829,840     $100,971,659
  U.S. currency......................            957             148              625           944              923
  Foreign currencies (cost
   $3,262,600, $6,666, $116,
   $4,084,175, $574,226, and
   $38,012,099, respectively)........      3,264,957           6,699              120     4,084,175          574,161
  Dividends and dividend withholding
   tax reclaims receivable...........        213,234         293,292          233,561       103,025           44,335
  Interest receivable................            968             749            5,050         1,162              769
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --        92,468               --
  Receivable for Fund shares sold....        215,386       1,042,626        5,213,987       140,038        1,292,050
  Receivable for open forward foreign
   currency contracts, net (Note
   1)................................             --         190,838               --            --               --
  Receivable for securities sold.....        805,431       1,328,983       11,760,191        99,627        1,964,959
  Receivable from Chancellor LGT
   Asset Management, Inc. (Note 2)...             --          13,505               --        62,569           74,218
  Unamortized organizational costs
   (Note 1)..........................         17,156          13,685               --        11,172           11,117
                                       --------------   --------------   ------------  --------------   ------------
    Total assets.....................    199,065,552     119,057,189      566,599,734    94,425,020      104,934,191
                                       --------------   --------------   ------------  --------------   ------------
Liabilities:
  Payable for custodian fees.........          4,311           5,076            8,079         6,473            9,760
  Payable for Directors' and
   Trustees' fees and expenses (Note
   2)................................          7,748           1,867            1,704         2,516              652
  Payable for fund accounting fees
   (Note 2)..........................          4,281           2,494           11,428         1,971            2,068
  Payable for Fund shares
   repurchased.......................        450,326         136,340        1,204,094       222,025          394,335
  Payable for investment management
   and administration fees (Note
   2)................................        158,974         104,848          435,270       110,495          126,214
  Payable for open forward foreign
   currency contracts (Note 1).......             --              --               --         2,217               --
  Payable for printing and postage
   expenses..........................         20,439          17,511           56,469        44,305           37,005
  Payable for professional fees......         17,379          13,698           27,249        18,478           18,472
  Payable for registration and filing
   fees..............................          5,980           3,204            8,448         9,720            7,417
  Payable for securities purchased...      2,666,126       3,630,414        5,701,866     4,084,175        2,586,961
  Payable for service and
   distribution expenses (Note 2)....        118,493          69,098          270,724        54,114           60,200
  Payable for transfer agent fees
   (Note 2)..........................         55,395           9,673          133,832        50,128           42,561
  Other accrued expenses.............         32,758           7,935            6,281         7,143            8,342
                                       --------------   --------------   ------------  --------------   ------------
    Total liabilities................      3,542,210       4,002,158        7,865,444     4,613,760        3,293,987
  Minority interest (Notes 1 & 2)....            100             100               --           100              100
                                       --------------   --------------   ------------  --------------   ------------
Net assets...........................   $195,523,242     $115,054,931    $558,734,290   $89,811,160     $101,640,104
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............  $ 1,244,338,527
                                       ---------------
                                       ---------------
    At value.........................  $ 1,811,474,901
  U.S. currency......................          481,143
  Foreign currencies (cost
   $3,262,600, $6,666, $116,
   $4,084,175, $574,226, and
   $38,012,099, respectively)........       37,989,074
  Dividends and dividend withholding
   tax reclaims receivable...........        1,461,730
  Interest receivable................           10,754
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................          169,870
  Receivable for Fund shares sold....        3,519,217
  Receivable for open forward foreign
   currency contracts, net (Note
   1)................................           37,977
  Receivable for securities sold.....       38,128,097
  Receivable from Chancellor LGT
   Asset Management, Inc. (Note 2)...               --
  Unamortized organizational costs
   (Note 1)..........................               --
                                       ---------------
    Total assets.....................    1,893,272,763
                                       ---------------
Liabilities:
  Payable for custodian fees.........          196,883
  Payable for Directors' and
   Trustees' fees and expenses (Note
   2)................................            3,634
  Payable for fund accounting fees
   (Note 2)..........................           39,086
  Payable for Fund shares
   repurchased.......................        6,626,277
  Payable for investment management
   and administration fees (Note
   2)................................        1,400,357
  Payable for open forward foreign
   currency contracts (Note 1).......               --
  Payable for printing and postage
   expenses..........................          126,767
  Payable for professional fees......           39,759
  Payable for registration and filing
   fees..............................           24,933
  Payable for securities purchased...       67,011,318
  Payable for service and
   distribution expenses (Note 2)....        1,091,628
  Payable for transfer agent fees
   (Note 2)..........................          894,937
  Other accrued expenses.............           32,918
                                       ---------------
    Total liabilities................       77,488,497
  Minority interest (Notes 1 & 2)....               --
                                       ---------------
Net assets...........................  $ 1,815,784,266
                                       ---------------
                                       ---------------

----------------
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1177
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                      AIM GLOBAL{/\}
                                       -----------------------------------------------------------------------------
                                          CONSUMER
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
Class A:                                  (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
  Net assets.........................   $ 70,546,554     $38,146,311     $427,300,000   $33,286,992     $ 42,092,882
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      2,824,537       1,891,058       19,783,338     2,026,023        2,704,501
  Net asset value and redemption
   price per share...................   $      24.98     $     20.17     $      21.60   $     16.43     $      15.56
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................   $      26.23     $     21.18     $      22.68   $     17.25     $      16.34
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets.........................   $106,835,715     $64,747,167     $121,735,496   $47,177,150     $ 52,210,289
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      4,357,974       3,268,753        5,848,019     2,929,766        3,411,115
  Net asset value and offering price
   per share.........................   $      24.51     $     19.81     $      20.82   $     16.10     $      15.31
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets.........................   $ 18,140,973     $12,161,453     $  9,698,794   $ 9,347,018     $  7,336,933
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................        713,803         595,404          440,494       559,425          467,314
  Net asset value, offering price per
   share, and redemption price per
   share.............................   $      25.41     $     20.43     $      22.02   $     16.71     $      15.70
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)...........   $151,024,282     $88,920,854     $487,685,110   $62,623,203     $103,332,054
  Undistributed/Accumulated net
   investment income (loss)..........     (1,114,025)          8,925       (3,241,309)      126,439         (795,676)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency transactions.............     11,687,365         889,661       12,117,688    10,339,065       (7,454,066)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................          3,321         196,190               (9)      (81,400)           6,258
  Net unrealized appreciation of
   investments.......................     33,922,299      25,039,301       62,172,810    16,803,853        6,551,534
                                       --------------   --------------   ------------  --------------   ------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................   $195,523,242     $115,054,931    $558,734,290   $89,811,160     $101,640,104
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
Class A:                                    FUND
                                       ---------------
  Net assets.........................  $   969,856,693
                                       ---------------
                                       ---------------
  Shares outstanding.................       48,380,775
  Net asset value and redemption
   price per share...................  $         20.05
                                       ---------------
                                       ---------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................  $         21.05
                                       ---------------
                                       ---------------
Class B:+
  Net assets.........................  $   837,576,106
                                       ---------------
                                       ---------------
  Shares outstanding.................       43,066,637
  Net asset value and offering price
   per share.........................  $         19.45
                                       ---------------
                                       ---------------
Advisor Class:
  Net assets.........................  $     8,351,467
                                       ---------------
                                       ---------------
  Shares outstanding.................          409,477
  Net asset value, offering price per
   share, and redemption price per
   share.............................  $         20.40
                                       ---------------
                                       ---------------
Net assets consist of:
  Paid in capital (Note 4)...........  $ 1,192,624,877
  Undistributed/Accumulated net
   investment income (loss)..........      (11,031,674)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency transactions.............       67,631,904
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................         (577,215)
  Net unrealized appreciation of
   investments.......................      567,136,374
                                       ---------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................  $ 1,815,784,266
                                       ---------------
                                       ---------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1178
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                            STATEMENT OF OPERATIONS

                  Six months ended April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                  AIM GLOBAL{/\}
                                                     -------------------------------------------------------------------------
                                                      CONSUMER
                                                      PRODUCTS
                                                         AND       FINANCIAL
                                                      SERVICES     SERVICES     HEALTH    INFRASTRUCTURE  RESOURCES  TELECOM-
                                                        FUND-        FUND-       CARE        FUND-        FUND-     MUNICATIONS
                                                     CONSOLIDATED CONSOLIDATED   FUND     CONSOLIDATED CONSOLIDATED    FUND
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Investment income:
  Dividend income (net of foreign withholding tax
   of $58,439, $89,413, $2,069, $67,669, $37,565,
   and $182,685, respectively).....................   $ 631,492    $ 930,225   $ 738,020   $ 903,398    $ 335,385   $3,963,693
  Interest income..................................     173,161      113,943   1,275,652     227,045      142,904    2,012,264
  Securities lending income........................      17,942       34,910      55,507      18,515       11,469      609,824
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total investment income........................     822,595    1,079,078   2,069,179   1,148,958      489,758    6,585,781
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Expenses:
  Investment management and administration fees
   (Note 2)........................................     873,213      470,304   2,709,564     447,907      566,986    7,889,067
  Amortization of organization costs (Note 1)......       5,108        6,259          --       5,108        5,108           --
  Custodian Fees...................................      19,189       14,299       7,625      19,729       19,910      318,017
  Directors' and Trustees' fees and expenses (Note
   2)..............................................      11,510        8,964       6,074       6,878        7,240       11,100
  Fund accounting fees (Note 2)....................      22,980       12,779      73,483      12,109       15,269      221,052
  Printing and postage expenses....................      20,996        8,869     100,150      16,470       16,652      332,859
  Professional fees................................      52,434       54,449      62,182      43,983       41,087      155,725
  Registration and filing fees.....................      36,924       44,693      36,200      43,598       50,331       52,671
  Service and distribution expenses: (Note 2)
    Class A........................................     166,991       82,697   1,060,797      86,552      120,076    2,209,459
    Class B........................................     493,846      273,191     631,046     252,743      303,610    3,905,123
  Transfer agent fees (Note 2).....................     244,554      112,625     650,700     171,226      217,743    2,523,864
  Other expenses...................................       7,413        5,886      11,305       3,195       28,231       43,951
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total expenses before reductions...............   1,955,158    1,095,015   5,349,126   1,109,498    1,392,243   17,662,888
                                                     -----------  -----------  ---------  -----------  -----------  ----------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................          --      (13,505)         --     (82,569)     (74,218)          --
      Expense reductions (Notes 5).................     (18,538)     (11,357)    (38,638)     (4,410)     (32,591)     (39,899)
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total net expenses.............................   1,936,620    1,070,153   5,310,488   1,022,519    1,285,434   17,622,989
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net investment income (loss).......................  (1,114,025)       8,925   (3,241,309)    126,439    (795,676)  (11,037,208)
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on
  investments and foreign currencies: (Note 1)
  Net realized gain (loss) on investments..........  12,037,902    1,624,816   14,637,996 10,174,908   (6,823,307)  59,731,742
  Net realized gain (loss) on foreign currency
   transactions....................................     (59,417)    (171,425)   (374,206)    200,616      (45,557)   8,663,014
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Net realized gain (loss) during the period.....  11,978,485    1,453,391   14,263,790 10,375,524   (6,868,864)  68,394,756
                                                     -----------  -----------  ---------  -----------  -----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............      (1,738)     130,285     257,003     (36,699)     115,162    2,170,571
  Net change in unrealized appreciation
   (depreciation) of investments...................  25,373,856   17,197,803   (1,277,554) (1,970,941) (27,822,535) 241,184,397
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Net unrealized appreciation (depreciation)
     during the period.............................  25,372,118   17,328,088   (1,020,551) (2,007,640) (27,707,373) 243,354,968
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................  37,350,603   18,781,479   13,243,239  8,367,884   (34,576,237) 311,749,724
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net increase (decrease) in net assets resulting
 from operations...................................  3$6,236,578  1$8,790,404  $10,001,930  $8,494,323 ($35,371,913) $300,712,516
                                                     -----------  -----------  ---------  -----------  -----------  ----------
                                                     -----------  -----------  ---------  -----------  -----------  ----------

----------------
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1179
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         AIM GLOBAL{/\}
                                          -----------------------------------------------------------------------------
                                             CONSUMER PRODUCTS
                                                AND SERVICES           FINANCIAL SERVICES            HEALTH CARE
                                             FUND-CONSOLIDATED         FUND-CONSOLIDATED                FUND
                                          ------------------------  ------------------------  -------------------------
                                          SIX MONTHS                SIX MONTHS                SIX MONTHS
                                             ENDED                     ENDED                     ENDED
                                           APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED    APRIL 30,    YEAR ENDED
                                             1998      OCTOBER 31,     1998      OCTOBER 31,     1998      OCTOBER 31,
                                          (UNAUDITED)     1997      (UNAUDITED)     1997      (UNAUDITED)      1997
                                          -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  ($1,114,025) $(1,662,851)  $   8,925   $   (31,012) $(3,241,309) $ (6,665,748)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  11,978,485    16,167,449   1,453,391     2,628,562   14,263,790   153,599,307
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      (1,738)        5,172     130,285        58,275      257,003      (569,426)
  Net change in unrealized appreciation
   (depreciation) of investments........  25,373,856      (714,518) 17,197,803     6,449,986   (1,277,554)    1,308,779
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Net increase (decrease) in net
     assets resulting from operations...  36,236,578    13,795,252  18,790,404     9,105,811   10,001,930   147,672,912
                                          -----------  -----------  -----------  -----------  -----------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................  (5,574,484)   (3,424,902) (1,110,662)     (580,522) (111,031,908)  (34,613,411)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................  (8,128,583)   (4,055,905) (1,697,929)     (823,692) (34,132,136)   (8,701,491)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (962,619)     (308,573)   (225,074)       (5,018)  (1,791,803)      (57,488)
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Total distributions.................  (14,665,686)  (7,789,380) (3,033,665)   (1,409,232) (146,955,847)  (43,372,390)
                                          -----------  -----------  -----------  -----------  -----------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  67,898,330   136,239,369  78,300,144   130,520,030  466,202,619  1,007,452,632
  Decrease from capital shares
   repurchased..........................  (56,608,293) (151,833,735) (59,963,586) (74,514,633) (396,856,529) (1,062,045,275)
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Net increase (decrease) from capital
     share transactions.................  11,290,037   (15,594,366) 18,336,558    56,005,397   69,346,090   (54,592,643)
                                          -----------  -----------  -----------  -----------  -----------  ------------
Total increase (decrease) in net
 assets.................................  32,860,929    (9,588,494) 34,093,297    63,701,976  (67,607,827)   49,707,879
Net assets:
  Beginning of period...................  162,662,313  172,250,807  80,961,634    17,259,658  626,342,117   576,634,238
                                          -----------  -----------  -----------  -----------  -----------  ------------
  End of period *.......................  1$95,523,242 $162,662,313 1$15,054,931 $80,961,634  $558,734,290 $626,342,117
                                          -----------  -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  -----------  ------------
 * Includes undistributed/accumulated
   net investment income (loss).........  ($1,114,025) $        --   $   8,925   $        --  $(3,241,309) $         --
                                          -----------  -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  -----------  ------------

    The accompanying notes are an integral part of the financial statements.

         1180
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                  STATEMENTS OF CHANGES IN NET ASSETS (cont'd)

--------------------------------------------------------------------------------


                                                                         AIM GLOBAL{/\}
                                          -----------------------------------------------------------------------------
                                              INFRASTRUCTURE              RESOURCES              TELECOMMUNICATIONS
                                             FUND-CONSOLIDATED        FUND-CONSOLIDATED                 FUND
                                          -----------------------  ------------------------  --------------------------
                                          SIX MONTHS               SIX MONTHS                 SIX MONTHS
                                             ENDED     YEAR ENDED     ENDED                     ENDED
                                           APRIL 30,    OCTOBER     APRIL 30,   YEAR ENDED    APRIL 30,     YEAR ENDED
                                             1998         31,         1998      OCTOBER 31,      1998      OCTOBER 31,
                                          (UNAUDITED)     1997     (UNAUDITED)     1997      (UNAUDITED)       1997
                                          -----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $ 126,439   $ (405,469) $  (795,676) $(2,255,658) $(11,037,208) $(23,856,621)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  10,375,524      778,612   (6,868,864)   7,540,578    68,394,756   120,426,746
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (36,699)    (116,926)     115,162     (125,779)    2,170,571    (7,132,389)
  Net change in unrealized appreciation
   (depreciation) of investments........  (1,970,941)   8,647,635  (27,822,535)  18,607,939   241,184,397   217,773,979
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from operations...   8,494,323    8,903,852  (35,371,913)  23,767,080   300,712,516   307,211,715
                                          -----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (275,162)  (1,943,050)  (2,006,260)  (1,915,988)  (59,979,475)  (95,676,425)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (454,424)  (2,733,339)  (2,974,905)  (2,369,395)  (54,057,207)  (83,596,023)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................     (39,877)     (17,129)    (210,222)    (134,145)     (238,558)     (176,806)
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.................    (769,463)  (4,693,518)  (5,191,387)  (4,419,528) (114,275,240) (179,449,254)
                                          -----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  13,758,704   44,324,471  133,328,246  377,334,346   991,606,632  1,783,734,946
  Decrease from capital shares
   repurchased..........................  (29,691,463) (42,934,337) (162,798,415) (336,987,548) (1,083,378,701) (2,403,405,013)
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease) from capital
     share transactions.................  (15,932,759)  1,390,134  (29,470,169)  40,346,798   (91,772,069) (619,670,067)
                                          -----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in net
 assets.................................  (8,207,899)   5,600,468  (70,033,469)  59,694,350    94,665,207  (491,907,606)
Net assets:
  Beginning of period...................  98,019,059   92,418,591  171,673,573  111,979,223  1,721,119,059 2,213,026,665
                                          -----------  ----------  -----------  -----------  ------------  ------------
  End of period *.......................  8$9,811,160  $98,019,059 $101,640,104 $171,673,573 $1,815,784,266 $1,721,119,059
                                          -----------  ----------  -----------  -----------  ------------  ------------
                                          -----------  ----------  -----------  -----------  ------------  ------------
 * Includes undistributed/accumulated
   net investment income (loss).........   $ 126,439   $       --  $  (795,676) $        --  $(11,031,674) $      5,534
                                          -----------  ----------  -----------  -----------  ------------  ------------
                                          -----------  ----------  -----------  -----------  ------------  ------------

----------------

{/\} See Notes 1 and 7 of Notes to Financial Statements.

         1181
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                           SIX MONTHS                            DECEMBER 30, 1994
                                              ENDED            YEAR ENDED         (COMMENCEMENT OF
                                            APRIL 30,         OCTOBER 31,          OPERATIONS) TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   22.19    $   20.98   $   14.59       $   11.43
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.12)       (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................         4.80         2.27        7.13            3.14
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.68         2.12        6.91            3.16
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   24.98    $   22.19   $   20.98       $   14.59
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.48%(b)     10.55%     48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  70,547    $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.00)%(a)     (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.02)%(a)     (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.92%(a)      1.84%      2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.94%(a)      1.99%      2.34%          13.63 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1182
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS B
                                          ---------------------------------------------------------
                                           SIX MONTHS                            DECEMBER 30, 1994
                                              ENDED            YEAR ENDED         (COMMENCEMENT OF
                                            APRIL 30,         OCTOBER 31,           OPERATIONS)
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   21.86    $   20.79   $   14.53       $   11.43
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.17)       (0.24)      (0.31)          (0.04) *
  Net realized and unrealized gain on
   investments..........................         4.71         2.22        7.09            3.14
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.54         1.98        6.78            3.10
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   24.51    $   21.86   $   20.79       $   14.53
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.21%(b)      9.95%     48.11%          27.12 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 106,836    $  93,978   $  87,904       $   2,959
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.50)%(a)     (1.22)%     (1.64)%         (0.30)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.52)%(a)     (1.37)%     (1.74)%        (11.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.42%(a)      2.34%      2.74%           2.82 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.44%(a)      2.49%      2.84%          14.13 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1183
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                               ADVISOR CLASS+
                                          ---------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR ENDED           JUNE 1, 1995
                                            APRIL 30,         OCTOBER 31,                TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   22.50    $   21.15   $   14.64       $   11.84
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.06)       (0.04)      (0.13)           0.04*
  Net realized and unrealized gain on
   investments..........................         4.86         2.30        7.16            2.76
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.80         2.26        7.03            2.80
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   25.41    $   22.50   $   21.15       $   14.64
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.77%(b)     11.15%     49.50%          23.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  18,141    $   6,047   $   7,446       $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.50)%(a)     (0.22)%     (0.64)%          0.70 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.52)%(a)     (0.37)%     (0.74)%        (10.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.42%(a)      1.34%      1.74%           1.82 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.44%(a)      1.49%      1.84%          13.13 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1184
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 FINANCIAL SERVICES FUND
                                          ----------------------------------------------------------------------
                                                                         CLASS A
                                          ----------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                              MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                              1998       -----------------------------------    OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          -------------  ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.22    $   14.20   $   11.92    $   11.62       $   11.43
                                          -------------  ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........         0.02         0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................         3.54         3.97        2.36         0.13            0.17
                                          -------------  ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................         3.56         4.01        2.41         0.30            0.19
                                          -------------  ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............           --           --       (0.12)          --              --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)          --              --
                                          -------------  ----------  ----------  -----------       --------
    Total distributions.................        (0.61)       (0.99)      (0.13)          --              --
                                          -------------  ----------  ----------  -----------       --------
Net asset value, end of period..........    $   20.17    $   17.22   $   14.20    $   11.92       $   11.62
                                          -------------  ----------  ----------  -----------       --------
                                          -------------  ----------  ----------  -----------       --------

Total investment return (c).............        21.29%(b)     29.91%     20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  38,146    $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.25%(a)      0.23%      0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.20%(a)      0.16%     (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.98%(a)      2.29%      2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.03%(a)      2.36%      3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............          106%(a)        91%       103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1185
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------------------
                                                                         CLASS B
                                          ---------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                             MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,         (COMMENCEMENT OF
                                              1998       -----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    OCTOBER 31, 1994
                                          -------------  ----------  ----------  -----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.97    $   14.06   $   11.83    $   11.60       $   11.43
                                          -------------  ----------  ----------  -----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.02)       (0.04)      (0.01) *       0.11* *          0.00* * *
  Net realized and unrealized gain on
   investments..........................         3.47         3.94        2.34         0.12            0.17
                                          -------------  ----------  ----------  -----------  -----------------
    Net increase from investment
     operations.........................         3.45         3.90        2.33         0.23            0.17
                                          -------------  ----------  ----------  -----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --       (0.09)          --              --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)          --              --
                                          -------------  ----------  ----------  -----------  -----------------
    Total distributions.................        (0.61)       (0.99)      (0.10)          --              --
                                          -------------  ----------  ----------  -----------  -----------------
Net asset value, end of period..........    $   19.81    $   16.97   $   14.06    $   11.83       $   11.60
                                          -------------  ----------  ----------  -----------  -----------------
                                          -------------  ----------  ----------  -----------  -----------------

Total investment return (c).............        21.02%(b)     29.13%     19.81%        1.98%           1.49% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  64,747    $  47,585   $   9,886    $   4,548       $   2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.25)%(a)     (0.27)%     (0.09)%       0.96%          0.16% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.30)%(a)     (0.34)%     (1.16)%      (5.84)%         (7.76)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.48%(a)      2.79%      2.82%        2.84%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.53%(a)      2.86%      3.89%        9.64%          10.82% (a)
Portfolio turnover rate++...............          106%(a)        91%       103%         170%             53% (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1186
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------
                                                               ADVISOR CLASS+
                                          ---------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,     JUNE 1, 1995
                                            APRIL 30,                                    TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.40    $   14.26   $   11.95       $   11.09
                                          -------------  ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........         0.07         0.12        0.12*           0.09* *
  Net realized and unrealized gain on
   investments..........................         3.57         4.01        2.36            0.77
                                          -------------  ----------  ----------       --------
    Net increase from investment
     operations.........................         3.64         4.13        2.48            0.86
                                          -------------  ----------  ----------       --------
Distributions to shareholders:
  From net investment income............           --           --       (0.16)             --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)             --
                                          -------------  ----------  ----------       --------
    Total distributions.................        (0.61)       (0.99)      (0.17)             --
                                          -------------  ----------  ----------       --------
Net asset value, end of period..........    $   20.43    $   17.40   $   14.26       $   11.95
                                          -------------  ----------  ----------       --------
                                          -------------  ----------  ----------       --------

Total investment return (c).............        21.55%(b)     30.52%     20.87%           7.75 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  12,161    $   3,738   $      72       $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.75%(a)      0.73%      0.91%           1.96 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.70%(a)      0.66%     (0.16)%         (4.84)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.48%(a)      1.79%      1.82%           1.84 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.53%(a)      1.86%      2.89%           8.64 % (a)
Portfolio turnover rate++...............          106%(a)        91%       103%            170 %
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1187
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      HEALTH CARE FUND
                                          -------------------------------------------------------------------------
                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)    1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   27.98    $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................        (0.11)       (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................         0.44         6.48        4.79        3.73        2.02        0.57
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         0.33         6.23        4.62        3.58        1.80        0.42
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (6.71)       (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.06)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (6.71)       (1.85)      (2.86)      (1.34)      (0.06)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   21.60    $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............         2.15%(b)     28.36%     23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 427,300    $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.06)%(a)     (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............        (1.07)%(a)     (1.03)%     (0.75)%     (0.78)%       N/A       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.80%(a)      1.77%      1.80%       1.85%       1.98%        2.0%
  Without expense reductions............         1.81%(a)      1.80%      1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............          156%(a)       149%       157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0561    $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1188
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          HEALTH CARE FUND
                                          --------------------------------------------------------------------------------
                                                                             CLASS B++
                                          --------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                                        APRIL 1, 1993
                                           APRIL 30,                YEAR ENDED OCTOBER 31,                      TO
                                              1998      ----------------------------------------------     OCTOBER 31,
                                          (UNAUDITED)    1997 (D)    1996 (D)      1995      1994 (D)        1993 (D)
                                          ------------  ----------  ----------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   27.27    $   23.15   $   21.56   $   19.46   $   17.80       $   15.59
                                          ------------  ----------  ----------  ----------  ----------       --------
Income from investment operations:
  Net investment loss...................       (0.16)       (0.37)      (0.27)      (0.25)      (0.32)          (0.14)
  Net realized and unrealized gain on
   investments..........................        0.42         6.34        4.72        3.69        2.02            2.35
                                          ------------  ----------  ----------  ----------  ----------       --------
    Net increase from investment
     operations.........................        0.26         5.97        4.45        3.44        1.70            2.21
                                          ------------  ----------  ----------  ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (6.71)       (1.85)      (2.86)      (1.34)         --              --
  In excess of net realized gain on
   investments..........................          --           --          --          --       (0.04)             --
                                          ------------  ----------  ----------  ----------  ----------       --------
    Total distributions.................       (6.71)       (1.85)      (2.86)      (1.34)      (0.04)             --
                                          ------------  ----------  ----------  ----------  ----------       --------
Net asset value, end of period..........   $   20.82    $   27.27   $   23.15   $   21.56   $   19.46       $   17.80
                                          ------------  ----------  ----------  ----------  ----------       --------
                                          ------------  ----------  ----------  ----------  ----------       --------

Total investment return (c).............        1.89 %(b)     27.75%     22.59%     19.17%       9.55%           14.2 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 121,735    $ 147,440   $ 107,622   $  70,740   $  39,100       $   8,604
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................       (1.56)%(a)     (1.50)%     (1.21)%     (1.22)%     (1.73)%          (1.4)% (a)
  Without expense reductions............       (1.57)%(a)     (1.53)%     (1.25)%     (1.28)%       N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        2.30 %(a)      2.27%      2.30%      2.35%       2.48%           2.50 % (a)
  Without expense reductions............        2.31 %(a)      2.30%      2.34%      2.41%        N/A             N/A
Portfolio turnover rate++++.............         156 %(a)       149%       157%        99%         64%             61 %
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0561    $  0.0490   $  0.0548         N/A         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1189
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             HEALTH CARE FUND
                                          -------------------------------------------------------
                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR ENDED
                                            APRIL 30,         OCTOBER 31,          JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   28.34    $   23.77   $   21.88      $   18.66
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment loss...................        (0.05)       (0.12)      (0.05)         (0.02)
  Net realized and unrealized gain on
   investments..........................         0.44         6.54        4.80           3.24
                                          -------------  ----------  ----------      --------
    Net increase from investment
     operations.........................         0.39         6.42        4.75           3.22
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (6.71)       (1.85)      (2.86)            --
  In excess of net realized gain on
   investments..........................           --           --          --             --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (6.71)       (1.85)      (2.86)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   22.02    $   28.34   $   23.77      $   21.88
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............         2.37%(b)     29.00%     23.82%         17.10 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   9,699    $   6,819   $   1,152      $     539
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.56)%(a)     (0.50)%     (0.21)%        (0.22)% (a)
  Without expense reductions............        (0.57)%(a)     (0.53)%     (0.25)%        (0.28)% (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.30%(a)      1.27%      1.30%          1.35 % (a)
  Without expense reductions............         1.31%(a)      1.30%      1.34%          1.41 % (a)
Portfolio turnover rate++++.............          156%(a)       149%       157%            99 % (a)
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0561    $  0.0490   $  0.0548            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1190
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------
                                                                        CLASS A
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.01    $   14.42   $   12.11   $   12.47       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........         0.03*       (0.01)      (0.03)      (0.03) **          0.01* * *
  Net realized and unrealized gain
   (loss) on investments................         1.50         1.32        2.34       (0.33)           1.03
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............         1.53         1.31        2.31       (0.36)           1.04
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   16.43    $   15.01   $   14.42   $   12.11       $   12.47
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............        10.29%(b)      9.38%     19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  33,287    $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.51%(a)     (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.32%(a)     (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.99%(a)      2.00%      2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.18%(a)      2.08%      2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............           95%(a)        41%        41%         45%             18%
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1191
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------
                                                                        CLASS B
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.75    $   14.24   $   12.03   $   12.45       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........           --*       (0.09)      (0.09)      (0.09) **         (0.01) * * *
  Net realized and unrealized gain
   (loss) on investments................         1.46         1.32        2.30       (0.33)           1.03
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............         1.46         1.23        2.21       (0.42)           1.02
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   16.10    $   14.75   $   14.24   $   12.03       $   12.45
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............         9.99%(b)      8.83%     18.37%      (3.37)%          8.92% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  47,177    $  57,199   $  53,678   $  50,181       $  30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.01%(a)     (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.18)%(a)     (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.49%(a)      2.50%      2.64%       2.86%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.68%(a)      2.58%      2.75%       3.12%           3.78% (a)
Portfolio turnover rate++...............           95%(a)        41%        41%         45%             18%
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1192
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            INFRASTRUCTURE FUND
                                          -------------------------------------------------------
                                                              ADVISOR CLASS+
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.23    $   14.52   $   12.14      $   12.00
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........         0.08*        0.05        0.04           0.02* *
  Net realized and unrealized gain
   (loss) on investments................         1.51         1.38        2.34           0.12
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............         1.59         1.43        2.38           0.14
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --             --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (0.11)       (0.72)         --             --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   16.71    $   15.23   $   14.52      $   12.14
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............        10.53%(b)     10.10%     19.60%          1.17 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   9,347    $   2,539   $     344      $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.01%(a)      0.41%      0.31%          0.18 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.82%(a)      0.33%      0.20%         (0.08)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.49%(a)      1.50%      1.64%          1.86 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.68%(a)      1.58%      1.75%          2.12 % (a)
Portfolio turnover rate++...............           95%(a)        41%        41%            45 %
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1193
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     RESOURCES FUND
                                          --------------------------------------------------------------------
                                                                        CLASS A
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.65    $   17.43   $   11.44   $   12.41       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.10) *     (0.25)      (0.24)       0.04* *          0.06* * *
  Net realized and unrealized gain
   (loss) on investments................        (4.31)        4.08        6.28       (0.98)           0.92
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............        (4.41)        3.83        6.04       (0.94)           0.98
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)         --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.68)       (0.61)      (0.05)      (0.03)             --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   15.56    $   20.65   $   17.43   $   11.44       $   12.41
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............       (21.88)%(b)     22.64%     53.04%     (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  42,093    $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.14)%(a)     (1.41)%     (1.55)%      0.41%          2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.32)%(a)     (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.99%(a)      2.03%      2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.17%(a)      2.13%      2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............          197%(a)       321%        94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1194
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     RESOURCES FUND
                                          --------------------------------------------------------------------
                                                                        CLASS B
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.37    $   17.29   $   11.36   $   12.38       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.14) *     (0.33)      (0.31)      (0.02) **          0.03* * *
  Net realized and unrealized gain
   (loss) on investments................        (4.24)        4.02        6.25       (0.98)           0.92
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............        (4.38)        3.69        5.94       (1.00)           0.95
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.02)             --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)         --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.68)       (0.61)      (0.01)      (0.02)             --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   15.31    $   20.37   $   17.29   $   11.36       $   12.38
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............       (22.03)%(b)     21.99%     52.39%     (8.05)%          8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  52,210    $  86,812   $  57,749   $  13,978       $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.64)%(a)     (1.91)%     (2.05)%     (0.09)%          2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.82)%(a)     (2.01)%     (2.15)%     (1.19)%          0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.49%(a)      2.53%      2.70%       2.87%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.67%(a)      2.63%      2.80%       3.97%           4.88% (a)
Portfolio turnover rate++...............          197%(a)       321%        94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1195
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              RESOURCES FUND
                                          -------------------------------------------------------
                                                              ADVISOR CLASS+
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.80    $   17.47   $   11.47      $   11.45
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.06) *     (0.14)      (0.17)          0.11* *
  Net realized and unrealized gain
   (loss) on investments................        (4.36)        4.08        6.28          (0.09)
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............        (4.42)        3.94        6.11           0.02
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net investment income............           --           --       (0.10)            --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)            --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (0.68)       (0.61)      (0.11)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   15.70    $   20.80   $   17.47      $   11.47
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............       (21.76)%(b)     23.23%     53.76%         0.17 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   7,337    $  14,886   $   5,502      $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.64)%(a)     (0.91)%     (1.05)%         0.91 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.82)%(a)     (1.01)%     (1.15)%        (0.19)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.49%(a)      1.53%      1.70%          1.87 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.67%(a)      1.63%      1.80%          2.97 % (a)
Portfolio turnover rate++...............          197%(a)       321%        94%            87 %
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1196
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   TELECOMMUNICATIONS FUND
                                          -------------------------------------------------------------------------
                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)      1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.04    $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........        (0.09)       (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................         3.30         2.93        1.22       (0.43)       1.17        5.83
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         3.21         2.76        1.09       (0.52)       1.16        5.91
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)      (0.86)      (0.27)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (1.20)       (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   20.05    $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        19.19%(b)     17.70%      7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 969,857    $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.08)%(a)     (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............        (1.09)%(a)     (1.06)%     (0.89)%     (0.55)%       N/A       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.87%(a)      1.79%      1.74%       1.77%       1.80%        2.0%
  Without expense reductions............         1.88%(a)      1.84%      1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............           56%(a)        35%        37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1197
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------
                                                                            CLASS B++
                                          -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            APRIL 30,                YEAR ENDED OCTOBER 31,                    TO
                                              1998       ----------------------------------------------   OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)        1993
                                          -------------  ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.58    $   16.37   $   16.20   $   17.66   $   16.87     $   12.68
                                          -------------  ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)..........        (0.13)       (0.25)      (0.23)      (0.17)      (0.10)         0.01
  Net realized and unrealized gain
   (loss) on investments................         3.20         2.87        1.22       (0.43)       1.17          4.18
                                          -------------  ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from
     investment operations..............         3.07         2.62        0.99       (0.60)       1.07          4.19
                                          -------------  ----------  ----------  ----------  ----------  --------------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.01)           --
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)      (0.86)      (0.27)           --
                                          -------------  ----------  ----------  ----------  ----------  --------------
    Total distributions.................        (1.20)       (1.41)      (0.82)      (0.86)      (0.28)           --
                                          -------------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period..........    $   19.45    $   17.58   $   16.37   $   16.20   $   17.66     $   16.87
                                          -------------  ----------  ----------  ----------  ----------  --------------
                                          -------------  ----------  ----------  ----------  ----------  --------------

Total investment return (c).............        18.88%(b)     17.15%      6.46%      (3.37)%      6.50%         33.0 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 837,576    $ 805,535   $1,007,654  $1,111,520  $1,184,081    $ 455,335
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.58)%(a)     (1.51)%     (1.34)%     (0.99)%     (0.52)%         0.3 %(a)
  Without expense reductions............        (1.59)%(a)     (1.56)%     (1.39)%     (1.05)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         2.37%(a)      2.29%      2.24%       2.27%       2.30%         2.50 %(a)
  Without expense reductions............         2.38%(a)      2.34%      2.29%       2.33%        N/A           N/A
Portfolio turnover rate++++.............           56%(a)        35%        37%         62%         57%           41 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1198
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          TELECOMMUNICATIONS FUND
                                          -------------------------------------------------------
                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.28    $   16.81   $   16.46      $   15.24
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.04)       (0.09)      (0.05)            --
  Net realized and unrealized gain
   (loss) on investments................         3.36         2.97        1.22           1.22
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............         3.32         2.88        1.17           1.22
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net investment income............           --           --          --             --
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)            --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (1.20)       (1.41)      (0.82)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   20.40    $   18.28   $   16.81      $   16.46
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............        19.56%(b)     18.33%      7.49%          7.94 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   8,351    $   4,783   $     945      $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.58)%(a)     (0.51)%     (0.34)%         0.01 % (a)
  Without expense reductions............        (0.59)%(a)     (0.56)%     (0.39)%         0.07 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.37%(a)      1.29%      1.24%          1.27 % (a)
  Without expense reductions............         1.38%(a)      1.34%      1.29%          1.33 % (a)
Portfolio turnover rate++++.............           56%(a)        35%        37%            62 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165            N/A

- ----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1199
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 7 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 7)
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and these six separate series were renamed as follows: AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund and AIM Global Telecommunications Fund, respectively. Collectively, these Funds are now known as the "AIM Global Theme Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aformentioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through April 30, 1998, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts's Board of Trustees.

         1200
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, The GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

         1201
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                   APRIL 30, 1998             PERIOD ENDED
                                          --------------------------------   APRIL 30, 1998
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $ 13,868,204      $  14,143,909      $ 17,942
Global Financial Services Portfolio.....      5,524,535          5,830,915        34,910
GT Global Health Care Fund..............     42,191,546         43,020,709        55,507
Global Infrastructure Portfolio.........      2,588,399          2,614,825        18,515
Global Natural Resources Portfolio......      4,703,950          4,758,300        11,469
GT Global Telecommunications Fund.......    252,579,366        258,744,228       609,824

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or exise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and

         1202
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, there were no outstanding loans.

For the period ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $1,170,000, $1,290,000, $746,750, $2,468,082, and
$7,805,222 respectively, with a weighted average interest rate of 6.31%, 6.19%, 6.45%, 6.29%, and 6.22%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the period ended April 30, 1998 was $7,383, $2,214, $536, $21,125 and $24,291,
respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES (SEE ALSO NOTE 7)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained the following sales charges: $10,253 for the GT Global Consumer Products and Services Fund, $7,958 for the GT Global Financial Services Fund, $13,964 for the GT Global Health Care Fund, $3,173 for the GT Global Infrastructure Fund, $12,051 for the GT Global Natural Resources Fund, and $38,922 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the period ended April 30, 1998, as follows: $207 for the GT Global Health Care Fund, $1,704 for the GT Global Natural Resources Fund, and $28,868 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of: $219,642 for the GT Global Consumer Products and Services Fund, $114,176 for the GT Global Financial Services Fund, $297,817 for the GT Global Health Care Fund, $227,499 for the GT Global Infrastructure Fund, $205,833 for the GT Global Natural Resources Fund, and $1,825,382 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with

         1203
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), a Fund reimbursed GT Global for a portion of its shareholder servicing and distributions expenses. Under that Class A Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the period ended April 30, 1998:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
PORTFOLIO                                                                         U.S. GOVERNMENT   OTHER ISSUES
--------------------------------------------------------------------------------  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $  4,199,510     $155,523,280
Global Financial Services Portfolio.............................................             --       63,728,759
GT Global Health Care Fund......................................................             --      399,958,793
Global Infrastructure Portfolio.................................................             --       39,969,524
Global Natural Resources Portfolio..............................................             --      110,713,591
GT Global Telecommunications Fund...............................................             --      448,227,983

                                                                                              SALES
                                                                                  ------------------------------
PORTFOLIO                                                                         U.S. GOVERNMENT   OTHER ISSUES
--------------------------------------------------------------------------------  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $         --     $141,592,098
Global Financial Services Portfolio.............................................             --       48,272,178
GT Global Health Care Fund......................................................             --      444,982,304
Global Infrastructure Portfolio.................................................             --       60,993,159
Global Natural Resources Portfolio..............................................             --      151,337,444
GT Global Telecommunications Fund...............................................             --      610,121,125

         1204
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,112,259  $  25,614,280    3,438,964  $    69,880,587
Shares issued in connection with reinvestment of
  distributions...................................      232,566      5,000,187      143,274        2,884,089
                                                    -----------  -------------  -----------  ---------------
                                                      1,344,825     30,614,467    3,582,238       72,764,676
Shares repurchased................................   (1,343,578)   (30,694,267)  (4,424,828)     (88,957,730)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................        1,247  $     (79,800)    (842,590) $   (16,193,054)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................      723,496  $  16,399,597    2,703,434  $    53,329,784
Shares issued in connection with reinvestment of
  distributions...................................      327,557      6,925,053      168,859        3,364,713
                                                    -----------  -------------  -----------  ---------------
                                                      1,051,053     23,324,650    2,872,293       56,694,497
Shares repurchased................................     (991,653)   (22,264,517)  (2,802,820)     (55,171,454)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................       59,400  $   1,060,133       69,473  $     1,523,043
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      566,015  $  12,996,998      287,832  $     6,471,623
Shares issued in connection with reinvestment of
  distributions...................................       44,078        962,215       15,186          308,573
                                                    -----------  -------------  -----------  ---------------
                                                        610,093     13,959,213      303,018        6,780,196
Shares repurchased................................     (165,014)    (3,649,509)    (386,341)      (7,704,551)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      445,079  $  10,309,704      (83,323) $      (924,355)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

         1205
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL FINANCIAL SERVICES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    2,072,253  $  37,752,666    3,783,353  $    60,418,186
Shares issued in connection with reinvestment of
  distributions...................................       54,738        960,105       35,121          488,531
                                                    -----------  -------------  -----------  ---------------
                                                      2,126,991     38,712,771    3,818,474       60,906,717
Shares repurchased................................   (1,956,651)   (35,515,655)  (2,611,893)     (41,931,634)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      170,340  $   3,197,116    1,206,581  $    18,975,083
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    1,623,641  $  28,918,053    4,102,099  $    64,968,183
Shares issued in connection with reinvestment of
  distributions...................................       76,614      1,322,358       44,922          618,563
                                                    -----------  -------------  -----------  ---------------
                                                      1,700,255     30,240,411    4,147,021       65,586,746
Shares repurchased................................   (1,235,482)   (21,955,270)  (2,045,933)     (32,384,709)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      464,773  $   8,285,141    2,101,088  $    33,202,037
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      511,558  $   9,122,009      220,956  $     4,021,549
Shares issued in connection with reinvestment of
  distributions...................................       12,688        224,953          359            5,018
                                                    -----------  -------------  -----------  ---------------
                                                        524,246      9,346,962      221,315        4,026,567
Shares repurchased................................     (143,620)    (2,492,661)     (11,568)        (198,290)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      380,626  $   6,854,301      209,747  $     3,828,277
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

GT GLOBAL HEALTH CARE FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   12,159,063  $ 262,335,545   31,631,342  $   772,292,073
Shares issued in connection with reinvestment of
  distributions...................................    4,211,990     87,483,074    1,208,813       27,043,227
                                                    -----------  -------------  -----------  ---------------
                                                     16,371,053    349,818,619   32,840,155      799,335,300
Shares repurchased................................  (13,457,648)  (291,455,802) (35,792,763)    (876,621,319)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................    2,913,405  $  58,362,817   (2,952,608) $   (77,286,019)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    2,458,046  $  52,390,051    6,206,431  $   152,327,079
Shares issued in connection with reinvestment of
  distributions...................................    1,393,867     27,960,984      321,688        7,045,104
                                                    -----------  -------------  -----------  ---------------
                                                      3,851,913     80,351,035    6,528,119      159,372,183
Shares repurchased................................   (3,410,161)   (73,670,320)  (5,770,947)    (142,017,878)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      441,752  $   6,680,715      757,172  $    17,354,305
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................    1,545,283  $  34,253,905    1,865,809  $    48,687,774
Shares issued in connection with reinvestment of
  distributions...................................       84,156      1,779,060        2,543           57,375
                                                    -----------  -------------  -----------  ---------------
                                                      1,629,439     36,032,965    1,868,352       48,745,149
Shares repurchased................................   (1,429,554)   (31,730,407)  (1,676,189)     (43,406,078)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      199,885  $   4,302,558      192,163  $     5,339,071
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

         1206
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL INFRASTRUCTURE FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................      104,931  $   1,616,314    1,282,535  $    19,272,428
Shares issued in connection with reinvestment of
  distributions...................................       16,842        254,490      123,795        1,776,449
                                                    -----------  -------------  -----------  ---------------
                                                        121,773      1,870,804    1,406,330       21,048,877
Shares repurchased................................     (646,612)    (9,883,646)  (1,518,962)     (23,157,570)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (524,839) $  (8,012,842)    (112,632) $    (2,108,693)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................      349,600  $   5,216,141    1,233,796  $    18,394,879
Shares issued in connection with reinvestment of
  distributions...................................       24,609        365,217      164,966        2,337,575
                                                    -----------  -------------  -----------  ---------------
                                                        374,209      5,581,358    1,398,762       20,732,454
Shares repurchased................................   (1,323,411)   (19,560,006)  (1,288,192)     (19,574,097)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (949,202) $ (13,978,648)     110,570  $     1,158,357
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      406,514  $   6,266,773      154,643  $     2,526,548
Shares issued in connection with reinvestment of
  distributions...................................        2,592         39,769        1,147           16,592
                                                    -----------  -------------  -----------  ---------------
                                                        409,106      6,306,542      155,790        2,543,140
Shares repurchased................................      (16,383)      (247,811)     (12,773)        (202,670)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      392,723  $   6,058,731      143,017  $     2,340,470
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

GT GLOBAL NATURAL RESOURCES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    5,934,812  $  94,206,870   14,008,426  $   250,536,207
Shares issued in connection with reinvestment of
  distributions...................................      107,234      1,988,098       97,424        1,671,792
                                                    -----------  -------------  -----------  ---------------
                                                      6,042,046     96,194,968   14,105,850      252,207,999
Shares repurchased................................   (6,725,769)  (107,268,558) (13,512,928)    (239,425,288)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (683,723) $ (11,073,590)     592,922  $    12,782,711
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    1,115,632  $  18,339,082    5,227,207  $    91,103,073
Shares issued in connection with reinvestment of
  distributions...................................      132,618      2,421,604      120,229        2,044,194
                                                    -----------  -------------  -----------  ---------------
                                                      1,248,250     20,760,686    5,347,436       93,147,267
Shares repurchased................................   (2,099,147)   (33,861,073)  (4,425,914)     (75,084,090)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (850,897) $ (13,100,387)     921,522  $    18,063,177
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      964,441  $  16,163,437    1,573,656  $    31,848,691
Shares issued in connection with reinvestment of
  distributions...................................       11,197        209,155        7,576          130,389
                                                    -----------  -------------  -----------  ---------------
                                                        975,638     16,372,592    1,581,232       31,979,080
Shares repurchased................................   (1,223,931)   (21,668,784)  (1,180,622)     (22,478,170)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (248,293) $  (5,296,192)     400,610  $     9,500,910
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

         1207
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL TELECOMMUNICATIONS FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   42,237,756  $ 761,922,475   86,491,272  $ 1,449,735,933
Shares issued in connection with reinvestment of
  distributions...................................    3,004,037     49,839,444    4,872,560       77,134,577
                                                    -----------  -------------  -----------  ---------------
                                                     45,241,793    811,761,919   91,363,832    1,526,870,510
Shares repurchased................................  (47,343,286)  (854,782,831) (113,032,156)  (1,893,258,359)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (2,101,493) $ (43,020,912) (21,668,324) $  (366,387,849)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    5,605,682  $  97,608,327    9,249,969  $   152,245,081
Shares issued in connection with reinvestment of
  distributions...................................    2,786,130     44,943,239    4,413,826       68,371,781
                                                    -----------  -------------  -----------  ---------------
                                                      8,391,812    142,551,566   13,663,795      220,616,862
Shares repurchased................................  (11,156,504)  (193,567,924) (29,383,147)    (477,593,385)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (2,764,692) $ (51,016,358) (15,719,352) $  (256,976,523)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................    2,089,008  $  37,055,709    2,029,510  $    36,070,768
Shares issued in connection with reinvestment of
  distributions...................................       14,099        237,438       11,071          176,806
                                                    -----------  -------------  -----------  ---------------
                                                      2,103,107     37,293,147    2,040,581       36,247,574
Shares repurchased................................   (1,955,252)   (35,027,946)  (1,835,151)     (32,553,269)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      147,855  $   2,265,201      205,430  $     3,694,305
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended April 30, 1998, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                            EXPENSE
                                           REDUCTION
                                          ------------
Global Consumer Products and Services
 Portfolio..............................   $   18,538
Global Financial Services Portfolio.....       11,357
GT Global Health Care Fund..............       38,638
Global Infrastructure Portfolio.........        4,410
Global Natural Resources Portfolio......       32,591
GT Global Telecommunications Fund.......       39,899

         1208
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by GT Global Health Care Fund and GT Global Telecommunications Fund at April 30, 1998 amounted to $131,105,013 and $23,828,296, respectively, at value.

Transactions with affiliated companies are as follows:

GT GLOBAL CONSUMER PRODUCTS PORTFOLIO:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
O & Y Properties, Inc. Sp Wts.....................  $    1,996,065  $     2,376,836  $       380,771   $      --

GT GLOBAL HEALTH CARE FUND:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
ATL Ultrasound, Inc...............................  $      606,750  $     1,099,963  $       371,288   $      --
AVECOR Cardiovascular, Inc........................         250,716          749,318         (458,188)         --
Endosonics Corp...................................              --          337,211         (127,186)         --
Physio Control Holding Corp.......................       3,336,633        1,489,734          551,699          --
TheraTech, Inc....................................              --        1,941,548       (1,140,909)         --
Visx, Inc.........................................       1,134,100        9,215,798        2,010,019          --

GT GLOBAL TELECOMMUNICATIONS FUND:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
Champion Technology Holding Ltd...................  $    3,431,305  $            --  $            --   $  55,129
Echostar Communications Corp. "A".................              --               --               --          --
Millicom International Cellular S.A...............       5,887,008               --               --          --
Orbital Sciences Corp.............................              --       33,829,243       16,094,363          --
Three-Five Systems, Inc...........................              --               --               --          --

7. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Funds' principal underwriter, and the Funds became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Funds' former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

                                      F58
         1209

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, and the related statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1997, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1210
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (56.3%)
  CVS Corp. .................................................   US             97,900   $  6,002,494         3.7
    RETAILERS-OTHER
  Airborne Freight Corp. ....................................   US             80,600      5,108,025         3.1
    TRANSPORTATION - AIRLINES
  Brylane, Inc.-/- ..........................................   US            115,000      4,995,313         3.1
    RETAILERS-APPAREL
  New York Times Co. "A" ....................................   US             90,000      4,927,500         3.0
    BROADCASTING & PUBLISHING
  Jones Apparel Group, Inc.-/- ..............................   US             89,200      4,538,050         2.8
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US            150,000      4,143,750         2.5
    RETAILERS-APPAREL
  Loblaw Cos., Ltd. .........................................   CAN           251,800      3,663,000         2.2
    RETAILERS-FOOD
  Nordstrom, Inc. ...........................................   US             56,000      3,430,000         2.1
    RETAILERS-APPAREL
  Yogen Fruz World-Wide, Inc.-/- ............................   CAN           583,900      3,314,789         2.0
    RETAILERS-FOOD
  Central Newspapers, Inc. "A" ..............................   US             50,000      3,284,375         2.0
    BROADCASTING & PUBLISHING
  Cinar Films, Inc. "B"{\/} .................................   CAN            76,000      2,954,500         1.8
    LEISURE & TOURISM
  Chapters, Inc.: ...........................................   CAN                --             --         1.8
    RETAILERS-OTHER
    Common-/- ...............................................   --             83,500      1,747,978          --
    Special Warrants(::) -/- ................................   --             66,200      1,204,960          --
  Sears Canada, Inc. ........................................   CAN           170,500      2,825,131         1.7
    RETAILERS-OTHER
  Gap, Inc. .................................................   US             50,000      2,659,375         1.6
    RETAILERS-APPAREL
  Outdoor Systems, Inc.-/- ..................................   US             84,000      2,583,000         1.6
    BUSINESS & PUBLIC SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US             60,000      2,535,000         1.6
    BUSINESS & PUBLIC SERVICES
  Avis Rent A Car, Inc. .....................................   US             90,000      2,469,375         1.5
    TRANSPORTATION - ROAD & RAIL
  Consolidated Stores Corp.-/- ..............................   US             61,300      2,444,338         1.5
    RETAILERS-OTHER
  Family Dollar Stores, Inc. ................................   US            103,000      2,420,500         1.5
    RETAILERS-APPAREL
  Bed Bath & Beyond-/- ......................................   US             76,000      2,413,000         1.5
    RETAILERS-OTHER
  Stage Stores, Inc.-/- .....................................   US             65,000      2,372,500         1.5
    RETAILERS-APPAREL
  Transat A.T., Inc.-/- .....................................   CAN           270,200      2,320,054         1.4
    TRANSPORTATION - AIRLINES
  Dress Barn, Inc.-/- .......................................   US             90,700      2,301,513         1.4
    RETAILERS-APPAREL
  Abercrombie & Fitch Co.-/- ................................   US             80,000      2,080,000         1.3
    RETAILERS-APPAREL

    The accompanying notes are an integral part of the financial statements.

         1211
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Ames Department Stores, Inc.-/- ...........................   US            132,600   $  2,063,588         1.3
    RETAILERS-OTHER
  Valassis Communications, Inc.-/- ..........................   US             60,000      1,770,000         1.1
    BROADCASTING & PUBLISHING
  Air Canada ................................................   CAN           150,000      1,495,529         0.9
    TRANSPORTATION - AIRLINES
  The Bombay Co., Inc. ......................................   US            244,100      1,479,856         0.9
    RETAILERS-OTHER
  Budget Group, Inc. "A"-/- .................................   US             41,800      1,463,000         0.9
    TRANSPORTATION - ROAD & RAIL
  Tuesday Morning Corp.-/- ..................................   US             50,050      1,213,713         0.7
    RETAILERS-APPAREL
  Ryanair Holdings PLC - ADR-/- {\/} ........................   IRE            42,500      1,062,500         0.7
    TRANSPORTATION - AIRLINES
  Star Choice Communications, Inc.-/- .......................   CAN           293,500        916,406         0.6
    BROADCASTING & PUBLISHING
  Hospitality Worldwide Services-/- .........................   US             66,000        767,250         0.5
    LEISURE & TOURISM
  Dayton Hudson Corp. .......................................   US             10,000        628,125         0.4
    RETAILERS-APPAREL
  N2K, Inc.-/- ..............................................   US              8,300        218,394         0.1
    LEISURE & TOURISM
  Hudson's Bay Co. ..........................................   CAN               300          6,866          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          91,823,747
                                                                                        ------------
Consumer Non-Durables (14.8%)
  Morningstar Group, Inc.-/- ................................   US            151,200      6,463,796         4.0
    FOOD
  Tabacalera S.A. "A" .......................................   SPN            74,000      5,332,967         3.3
    TOBACCO
  Interstate Bakeries Corp. .................................   US             70,600      4,509,575         2.8
    FOOD
  Foodmaker, Inc.-/- ........................................   US            208,400      3,425,575         2.1
    FOOD
  General Cigar Holdings, Inc.-/- ...........................   US             62,800      1,817,275         1.1
    TOBACCO
  Saputo Group, Inc.-/- .....................................   CAN           114,400      1,753,506         1.1
    FOOD
  American Italian Pasta Co. "A"-/- .........................   US             30,000        630,000         0.4
    FOOD
                                                                                        ------------
                                                                                          23,932,694
                                                                                        ------------
Finance (6.5%)
  BankAmerica Corp. .........................................   US             71,000      5,076,500         3.1
    BANKS-MONEY CENTER
  Merita Ltd. "A" ...........................................   FIN           738,300      3,608,281         2.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

         1212
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  O&Y Properties Corp. Special Warrants(::) -/- {::} ........   CAN           342,400   $  1,943,798         1.2
    REAL ESTATE
                                                                                        ------------
                                                                                          10,628,579
                                                                                        ------------
Technology (2.6%)
  CHS Electronics, Inc.-/- ..................................   US            164,500      4,019,969         2.5
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ...........................   US              7,100        126,025         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           4,145,994
                                                                                        ------------
Capital Goods (1.3%)
  HON INDUSTRIES, Inc. ......................................   US             40,000      2,065,000         1.3
    OFFICE EQUIPMENT
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,047,571) ................                            132,596,014        81.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $4,435,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $5,818,438,
   including accrued interest).
   (cost $5,697,881)  .......................................                              5,697,881         3.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $129,745,452)  * ....................                            138,293,895        85.0
Other Assets and Liabilities ................................                             24,368,418        15.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $162,662,313       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

- --------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $129,972,640 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,067,741
                 Unrealized depreciation:            (2,746,486)
                                                  -------------
                 Net unrealized appreciation:     $   8,321,255
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1213
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Canada (CAN/CAD) .....................   14.7                  14.7
Finland (FIN/FIM) ....................    2.2                   2.2
Ireland (IRE/IEP) ....................    0.7                   0.7
Spain (SPN/ESP) ......................    3.3                   3.3
United States (US/USD) ...............   60.6       18.5       79.1
                                        ------     -----      -----
Total  ...............................   81.5       18.5      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $162,662,313.

    The accompanying notes are an integral part of the financial statements.

         1214
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (50.6%)
  Sparbanken Sverige AB "A" ..................................   SWDN           68,000   $ 1,543,927         1.9
  City National Corp. ........................................   US             50,550     1,525,978         1.9
  Lloyds TSB Group PLC .......................................   UK            113,600     1,419,524         1.8
  Royal Bank of Canada .......................................   CAN            26,000     1,390,221         1.7
  NationsBank Corp. ..........................................   US             20,000     1,197,500         1.5
  Mellon Bank Corp. ..........................................   US             21,800     1,124,063         1.4
  Bank of Montreal ...........................................   CAN            25,800     1,114,058         1.4
  Demirbank T.A.S. ...........................................   TRKY       37,896,000     1,084,691         1.3
  National Bank of Canada ....................................   CAN            75,600     1,080,996         1.3
  Hamilton Bancorp, Inc.-/- ..................................   US             35,000     1,067,500         1.3
  Crestar Financial Corp. ....................................   US             20,800       984,100         1.2
  GreenPoint Financial Corp. .................................   US             15,100       972,063         1.2
  Norbanken AB ...............................................   SWDN           30,400       954,136         1.2
  Christiania Bank Og Kreditkasse ............................   NOR           232,900       933,534         1.2
  Bayerische Vereinsbank .....................................   GER            16,070       931,864         1.2
  Bank Leumi Le - Israel .....................................   ISRL          605,700       930,012         1.1
  Jyske Bank .................................................   DEN             9,000       927,029         1.1
  Bank Hapoalim Ltd. .........................................   ISRL          383,000       906,460         1.1
  Bank of Ireland ............................................   IRE            70,800       895,906         1.1
  First Union Corp. (N.C.) ...................................   US             18,200       892,938         1.1
  H. F. Ahmanson & Co. .......................................   US             15,000       885,000         1.1
  Halifax PLC-/- .............................................   UK             76,800       869,507         1.1
  Nedcor Ltd. ................................................   SAFR           41,123       863,498         1.1
  Zagrebacka Banka - 144A GDR{.} {\/} ........................   CRT            27,000       860,625         1.1
  Sovereign Bancorp, Inc. ....................................   US             48,200       855,550         1.1
  First American Corp. .......................................   US             18,000       855,000         1.1
  Allied Irish Bank PLC{V} ...................................   IRE            97,644       826,256         1.0
  ABSA Group Ltd. ............................................   SAFR          138,867       822,809         1.0
  Anglo-Irish Bank Corp., PLC: ...............................   IRE                --            --         1.0
    Common{V} ................................................   --            315,036       515,196          --
    Common ...................................................   --            180,000       297,565          --
  Compagnie Financiere de Paribas S.A. .......................   FR             11,100       806,457         1.0
  First National Bank Holdings Ltd. ..........................   SAFR          105,800       799,549         1.0
  Yapi ve Kredi Bankasi A.S. .................................   TRKY       26,000,000       793,807         1.0
  Commercial International Bank - GDR{\/} ....................   EGPT           36,265       788,764         1.0
  National Australia Bank Ltd. ...............................   AUSL           56,500       772,531         1.0
  Ergo Bank S.A. .............................................   GREC           12,960       772,510         1.0
  Westpac Banking Corp., Ltd. ................................   AUSL          132,000       768,337         0.9
  Australia & New Zealand Banking Group Ltd. .................   AUSL          110,000       767,100         0.9
  Banco Totta & Acores S.A. "B" ..............................   PORT           39,300       760,068         0.9
  Wielkopolski Bank Kredytowy S.A. ...........................   POL           138,000       753,448         0.9
  Cullen/Frost Bankers, Inc. .................................   US             14,500       732,250         0.9
  Akbank T.A.S. ..............................................   TRKY        9,821,967       669,363         0.8
  Banco Commercial S.A. - 144A GDR{.} {\/} ...................   URGY           22,000       638,000         0.8
  BG Bank AS .................................................   DEN             9,500       610,308         0.8
  Banco Bradesco S.A. Preferred ..............................   BRZL       79,500,000       591,346         0.7

    The accompanying notes are an integral part of the financial statements.

         1215
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (Continued)
  Security Bank Corp.-/- .....................................   PHIL          688,900   $   363,095         0.4
                                                                                         -----------
                                                                                          40,914,439
                                                                                         -----------
Banks - Money Center (18.4%)
  BankAmerica Corp. ..........................................   US             43,400     3,103,091         3.8
  Citicorp ...................................................   US             15,050     1,882,191         2.3
  Chase Manhattan Corp. ......................................   US             14,750     1,701,781         2.1
  Merita Ltd. "A" ............................................   FIN           297,000     1,451,523         1.8
  HSBC Holdings PLC ..........................................   HK             55,800     1,263,260         1.6
  Barclays PLC ...............................................   UK             39,375       986,026         1.2
  Schweizerischer Bankverein (Swiss Bank Corp.)-/- ...........   SWTZ            3,330       895,532         1.1
  Unidanmark AS "A" ..........................................   DEN            13,200       891,009         1.1
  ABN AMRO Holdings N.V. .....................................   NETH           42,864       863,463         1.1
  Bank of Tokyo - Mitsubishi .................................   JPN            41,750       544,867         0.7
  Sumitomo Bank ..............................................   JPN            37,000       393,682         0.5
  Industrial Bank of Japan ...................................   JPN            26,000       257,190         0.3
  Fuji Bank Ltd. .............................................   JPN            29,000       250,707         0.3
  Sanwa Bank .................................................   JPN            24,000       241,397         0.3
  Dai-Ichi Kangyo Bank Ltd. ..................................   JPN            15,000       127,182         0.2
                                                                                         -----------
                                                                                          14,852,901
                                                                                         -----------
Insurance - Multi-Line (10.9%)
  Conseco, Inc. ..............................................   US             51,600     2,251,050         2.8
  Fremont General Corp. ......................................   US             30,000     1,398,750         1.7
  Allstate Corp. .............................................   US             15,000     1,244,063         1.5
  SunAmerica, Inc. ...........................................   US             29,800     1,070,938         1.3
  Axa Group ..................................................   FR             14,770     1,011,872         1.2
  Royal & Sun Alliance Insurance Group PLC ...................   UK             98,700       946,110         1.2
  American International Group, Inc. .........................   US              9,200       938,975         1.2
                                                                                         -----------
                                                                                           8,861,758
                                                                                         -----------
Consumer Finance (5.8%)
  The Money Store, Inc. ......................................   US             39,500     1,120,813         1.4
  Green Tree Financial Corp. .................................   US             24,600     1,036,275         1.3
  Doral Financial Corp. ......................................   US             45,200     1,000,050         1.2
  Aeon Credit Service ........................................   HK          2,964,000       747,710         0.9
  Acom Co., Ltd. .............................................   JPN             9,000       493,766         0.6
  Bankard, Inc.-/- ...........................................   PHIL        5,307,000       362,872         0.4
                                                                                         -----------
                                                                                           4,761,486
                                                                                         -----------
Other Financial (4.1%)
  Newcourt Credit Group, Inc. ................................   CAN            25,200       871,771         1.1
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ...................................................   PAN            20,000       795,000         1.0
  Investors Financial Services Corp. .........................   US             16,500       726,000         0.9
  MoneyGram Payment Systems, Inc.-/- .........................   US             42,000       580,125         0.7

    The accompanying notes are an integral part of the financial statements.

         1216
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Other Financial (Continued)
  Shohkoh Fund ...............................................   JPN             1,200   $   349,127         0.4
                                                                                         -----------
                                                                                           3,322,023
                                                                                         -----------
Securities Broker (2.8%)
  Hambrecht & Quist Group-/- .................................   US             30,000       945,000         1.2
  Morgan Stanley, Dean Witter, Discover and Co. ..............   US             13,200       652,575         0.8
  Peregrine Investment Holdings Ltd. .........................   HK            532,000       523,053         0.6
  Nomura Securities Co., Ltd. ................................   JPN            10,000       116,376         0.1
  Daiwa Securities Co., Ltd. .................................   JPN            14,000        84,722         0.1
                                                                                         -----------
                                                                                           2,321,726
                                                                                         -----------
Investment Management (2.4%)
  Alliance Capital Management L.P. ...........................   US             32,400     1,111,725         1.4
  Franklin Resources, Inc. ...................................   US              8,750       786,406         1.0
                                                                                         -----------
                                                                                           1,898,131
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $69,090,966) ..................                            76,932,464        95.0
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $2,110,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,768,185,
   including accrued interest). (cost $2,708,419)  ...........                             2,708,419         3.4
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $71,799,385)  * ......................                            79,640,883        98.4
Other Assets and Liabilities .................................                             1,320,751         1.6
                                                                                         -----------       -----

NET ASSETS ...................................................                           $80,961,634       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {V}  Security is denominated in GBP.
          * For Federal income tax purposes, cost is $72,281,726 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  10,637,773
                 Unrealized depreciation:            (3,278,616)
                                                  -------------
                 Net unrealized appreciation:     $   7,359,157
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1217
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    2.8                           2.8
Brazil (BRZL/BRL) ....................    0.7                           0.7
Canada (CAN/CAD) .....................    5.5                           5.5
Croatia (CRT/HRK) ....................    1.1                           1.1
Denmark (DEN/DKK) ....................    3.0                           3.0
Egypt (EGPT/EGP) .....................    1.0                           1.0
Finland (FIN/FIM) ....................    1.8                           1.8
France (FR/FRF) ......................    2.2                           2.2
Germany (GER/DEM) ....................    1.2                           1.2
Greece (GREC/GRD) ....................    1.0                           1.0
Hong Kong (HK/HKD) ...................    3.1                           3.1
Ireland (IRE/IEP) ....................    3.1                           3.1
Israel (ISRL/ILS) ....................    2.2                           2.2
Japan (JPN/JPY) ......................    3.5                           3.5
Netherlands (NETH/NLG) ...............    1.1                           1.1
Norway (NOR/NOK) .....................    1.2                           1.2
Panama (PAN/PND) .....................    1.0                           1.0
Philippines (PHIL/PHP) ...............    0.8                           0.8
Poland (POL/PLZ) .....................    0.9                           0.9
Portugal (PORT/PTE) ..................    0.9                           0.9
South Africa (SAFR/ZAR) ..............    3.1                           3.1
Sweden (SWDN/SEK) ....................    3.1                           3.1
Switzerland (SWTZ/CHF) ...............    1.1                           1.1
Turkey (TRKY/TRL) ....................    3.1                           3.1
United Kingdom (UK/GBP) ..............    5.3                           5.3
United States (US/USD) ...............   40.4         5.0              45.4
Uruguay (URGY/UYP) ...................    0.8                           0.8
                                        ------        ---        ----------
Total  ...............................   95.0         5.0             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $80,961,634.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,182,045       114.50000  11/12/97   $    59,877
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $1,241,922)...................     1,182,045                                  59,877
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.46%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    59,877
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1218
                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (37.8%)
  ATL Ultrasound, Inc.{::} -/- ..............................   US            755,500   $ 32,486,500         5.2
  Visx, Inc.{::} -/- ........................................   US          1,147,700     26,253,638         4.2
  Endosonics Corp.{::} -/- ..................................   US          1,546,000     17,779,000         2.8
  Physio-Control International Corp.{::} -/- ................   US          1,050,500     16,742,344         2.7
  Sunrise Medical, Inc.{::} -/- .............................   US          1,011,700     15,618,119         2.5
  Waters Corp.-/- ...........................................   US            345,000     15,158,438         2.4
  Dexter Corp. ..............................................   US            339,000     13,305,750         2.1
  TECNOL Medical Products, Inc.-/- ..........................   US            572,900     12,317,350         2.0
  Circon Corp.{::} -/- ......................................   US            686,486     10,812,155         1.7
  Cardiac Pathways Corp.{::} -/- ............................   US          1,002,400      9,522,800         1.5
  Lifecore Biomedical, Inc.-/- ..............................   US            361,900      7,509,425         1.2
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            658,700      6,751,675         1.1
  Mentor Corp. ..............................................   US            175,800      6,405,713         1.0
  CONMED Corp.-/- ...........................................   US            308,400      6,322,200         1.0
  Angeion Corp.-/- ..........................................   US          1,325,000      5,217,188         0.8
  Kensey Nash Corp.-/- ......................................   US            322,600      4,919,650         0.8
  Photoelectron Corp.-/- ....................................   US            338,300      3,721,300         0.6
  Cardiovascular Dynamics, Inc.{::} -/- .....................   US            515,675      3,480,806         0.6
  Innerdyne, Inc.-/- ........................................   US            824,600      2,886,100         0.5
  CardioGenesis Corp.-/- ....................................   US            307,000      2,763,000         0.4
  Laser Industries Ltd.-/- ..................................   US            130,500      2,593,688         0.4
  INAMED Corp.{::} -/- ......................................   US            628,900      2,515,600         0.4
  Heartstream, Inc.-/- ......................................   US            206,800      2,145,550         0.3
  Laserscope-/- .............................................   US            330,800      1,943,450         0.3
  ThermoTrex Corp.-/- .......................................   US             73,000      1,679,000         0.3
  Micro Therapeutics, Inc.-/- ...............................   US            290,000      1,558,750         0.2
  Abaxis, Inc.-/- ...........................................   US            462,400      1,445,000         0.2
  Lumisys, Inc.-/- ..........................................   US            211,400      1,294,825         0.2
  Interpore International-/- ................................   US             92,900        870,938         0.1
  Sulzer Medica AG - Registered-/- ..........................   SWTZ            3,130        849,571         0.1
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL           19,200        753,600         0.1
  Thoratec Laboratories Corp.-/- ............................   US             60,000        412,500         0.1
  ATS Medical, Inc.-/- ......................................   US             31,250        195,313          --
  Conceptus, Inc.-/- ........................................   US             18,000        130,500          --
                                                                                        ------------
                                                                                         238,361,436
                                                                                        ------------
Biotechnology (26.6%)
  Protein Design Labs, Inc.{::} -/- .........................   US          1,017,600     50,752,795         8.1
  Amgen, Inc.-/- ............................................   US            539,000     26,545,750         4.2
  Guilford Pharmaceuticals, Inc.-/- .........................   US            896,600     21,854,625         3.5
  Cell Therapeutics, Inc.{::} -/- ...........................   US          1,141,000     18,256,000         2.9
  Regeneron Pharmaceuticals, Inc.{::} -/- ...................   US          1,414,900     14,768,019         2.4
  Human Genome Sciences, Inc.-/- ............................   US            260,900     10,696,900         1.7
  Genelabs Technologies, Inc.-/- ............................   US          1,642,800      6,365,850         1.0
  Interferon Sciences, Inc.-/- ..............................   US            552,500      5,110,625         0.8
  NABI, Inc.-/- .............................................   US            592,500      2,814,375         0.5

    The accompanying notes are an integral part of the financial statements.

         1219
                           GT GLOBAL HEALTH CARE FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (Continued)
  PathoGenesis Corp.-/- .....................................   US             61,400   $  2,210,400         0.4
  Agouron Pharmaceuticals, Inc.-/- ..........................   US             46,400      2,117,000         0.3
  CytoTherapeutics, Inc.-/- .................................   US            396,900      2,083,725         0.3
  Pharmacyclics, Inc.-/- ....................................   US             75,000      1,912,500         0.3
  Coulter Pharmaceutical, Inc.-/- ...........................   US             73,700      1,059,438         0.2
  Enzon, Inc. Preferred-/- (.) ..............................   US             16,000        222,460          --
  Targeted Genetics Corp.-/- ................................   US             40,000        160,000          --
                                                                                        ------------
                                                                                         166,930,462
                                                                                        ------------
Pharmaceuticals (17.7%)
  TheraTech, Inc.{::} -/- ...................................   US          2,150,000     22,575,000         3.6
  American Home Products Corp. ..............................   US            145,600     10,792,600         1.7
  Perrigo Co.-/- ............................................   US            648,600      9,972,225         1.6
  Spiros Development Corp.(::) (.) -/- ......................   US            100,000      9,161,246         1.5
  Rhone-Poulenc "A" .........................................   FR            190,736      8,319,910         1.3
  Depotech Corp.-/- .........................................   US            549,300      7,621,538         1.2
  Magainin Pharmaceuticals, Inc.-/- .........................   US            895,100      7,608,350         1.2
  Bergen Brunswig Corp. "A" .................................   US            150,000      6,009,375         1.0
  Catalytica, Inc.-/- .......................................   US            437,866      5,473,325         0.9
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US            597,800      5,380,200         0.9
  IVAX Corp.-/- .............................................   US            700,000      5,293,750         0.8
  Altana AG .................................................   GER            50,000      3,632,937         0.6
  Life Medical Sciences, Inc.{::} -/- .......................   US            768,600      3,074,400         0.5
  Warner Chilcott Laboratories - ADR{\/} ....................   IRE           117,000      1,652,625         0.3
  Unimed Pharmaceuticals, Inc.-/- ...........................   US            147,200      1,048,800         0.2
  Intercardia, Inc.-/- ......................................   US             41,200        999,100         0.2
  Alpharma, Inc. "A" ........................................   US             21,700        478,756         0.1
  Aradigm Corp.-/- ..........................................   US             28,000        322,000         0.1
                                                                                        ------------
                                                                                         109,416,137
                                                                                        ------------
Health Care Services (5.2%)
  Vencor, Inc.-/- ...........................................   US            801,400     21,637,800         3.5
  Allegiance Corp. ..........................................   US            120,000      3,330,000         0.5
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,313,588         0.4
  Parkway Holdings Ltd. .....................................   SING          900,000      2,277,177         0.4
  SteriGenics International, Inc.-/- ........................   US             61,900      1,392,750         0.2
  Cohr, Inc.-/- .............................................   US            129,100      1,355,550         0.2
                                                                                        ------------
                                                                                          32,306,865
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $484,175,220) ................                            547,014,900        87.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1220
                           GT GLOBAL HEALTH CARE FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736   $    603,731         0.1
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000         18,750          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                                622,481         0.1
                                                                                        ------------       -----

                                                                            NO. OF
RIGHTS                                                                      RIGHTS
-------------------------------------------------------------             -----------
  Alpharma, Inc. Rights, expire 11/25/97 (cost $0) ..........   US              3,616         20,340          --
                                                                                        ------------       -----
    PHARMACEUTICALS

REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $56,460,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $74,071,916,
   including accrued interest).
   (cost $72,617,234)  ......................................                             72,617,234        11.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $556,824,591)  * ....................                            620,274,955        99.0
Other Assets and Liabilities ................................                              6,067,162         1.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $626,342,117       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting less than 1.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             Enzon, Inc. Preferred..........................       3/22/90       16,000  $   400,000   $13.90
             Spiros Development Corp........................       1/3/96        100,000   3,000,000   91.61

          * For Federal income tax purposes, cost is $558,926,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  88,802,844
                 Unrealized depreciation:           (27,454,091)
                                                  -------------
                 Net unrealized appreciation:     $  61,348,753
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1221
                           GT GLOBAL HEALTH CARE FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------
                                                 FIXED INCOME,   SHORT-TERM
                                                   RIGHTS &        &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS      OTHER  TOTAL
--------------------------------------  ------   -------------   -----  -----
France (FR/FRF) ......................    1.3         0.1                 1.4
Germany (GER/DEM) ....................    0.6                             0.6
Ireland (IRE/IEP) ....................    0.3                             0.3
Israel (ISRL/ILS) ....................    0.1                             0.1
Mexico (MEX/MXN) .....................    0.4                             0.4
Singapore (SING/SGD) .................    0.4                             0.4
Switzerland (SWTZ/CHF) ...............    0.1                             0.1
United States (US/USD) ...............   84.1                    12.6    96.7
                                        ------        ---        -----  -----
Total  ...............................   87.3         0.1        12.6   100.0
                                        ------        ---        -----  -----
                                        ------        ---        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $626,342,117.

    The accompanying notes are an integral part of the financial statements.

         1222
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (31.2%)
  Hub Power Co.-/- ...........................................   PAK         2,400,000   $ 3,206,835         3.3
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ......................   US             90,000     3,099,375         3.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN           160,000     2,980,000         3.0
    ELECTRICAL & GAS UTILITIES
  Shaw Group, Inc.-/- ........................................   US            140,300     2,928,763         3.0
    ENERGY EQUIPMENT & SERVICES
  IES Industries, Inc. .......................................   US             81,000     2,612,250         2.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        9,910,000     2,535,033         2.6
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          450,000     2,370,058         2.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        7,000,000     2,324,020         2.4
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          16,800     1,948,628         2.0
    ELECTRICAL & GAS UTILITIES
  Giant Industries, Inc. .....................................   US            102,600     1,840,388         1.9
    OIL
  AES Corp.-/- ...............................................   US             45,264     1,793,586         1.8
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,085,000         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900       996,000         1.0
    ELECTRICAL & GAS UTILITIES
  MetroGas S.A. - ADR{\/} ....................................   ARG           111,051       805,120         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          30,525,056
                                                                                         -----------
Services (23.1%)
  Canadian National Railway Co. ..............................   CAN            60,900     3,284,415         3.3
    TRANSPORTATION - ROAD & RAIL
  Aeroporti di Roma SpA-/- ...................................   ITLY          286,600     2,606,270         2.7
    TRANSPORTATION - AIRLINES
  Hellenic Telecommunications Organization S.A. ..............   GREC          118,250     2,469,600         2.5
    TELEPHONE NETWORKS
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          600,000     2,415,946         2.5
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           19,000     2,187,547         2.2
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,782,000         1.8
    TRANSPORTATION - ROAD & RAIL
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           43,000     1,773,750         1.8
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,546,875         1.6
    WIRELESS COMMUNICATIONS
  Centennial Cellular Corp. "A"-/- ...........................   US             50,000     1,000,000         1.0
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

         1223
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  DDI Corp. ..................................................   JPN               295   $   985,786         1.0
    WIRELESS COMMUNICATIONS
  Telefonica del Peru S.A. - ADR{\/} .........................   PERU           40,900       807,775         0.8
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ...................................................   VENZ           16,000       700,000         0.7
    TELEPHONE NETWORKS
  Pakistan Telecommunications Co., Ltd.: .....................   PAK                --            --         0.6
    TELEPHONE NETWORKS
    GDR{\/} ..................................................   --              4,892       396,252          --
    "A" ......................................................   --            280,000       235,741          --
  Philippine Long Distance Telephone Co. - ADR{\/} ...........   PHIL           20,000       485,000         0.5
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       127,814         0.1
    WIRELESS COMMUNICATIONS
                                                                                         -----------
                                                                                          22,804,771
                                                                                         -----------
Materials/Basic Industry (20.8%)
  Giant Cement Holding, Inc.-/- ..............................   US            179,800     4,360,150         4.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR           15,060     3,162,600         3.2
    CEMENT
  Northwest Pipe Co.-/- ......................................   US            127,500     3,091,875         3.2
    METALS - STEEL
  IPSCO, Inc. ................................................   CAN            67,600     2,926,199         3.0
    METALS - STEEL
  Hylsamex, S.A. de C.V. - 144A ADR{.} {\/} ..................   MEX            75,000     2,896,875         3.0
    METALS - STEEL
  NS Group, Inc.-/- ..........................................   US             98,100     2,624,175         2.7
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000     1,245,000         1.3
    CEMENT
                                                                                         -----------
                                                                                          20,306,874
                                                                                         -----------
Capital Goods (9.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK            139,600     3,760,474         3.8
    AEROSPACE/DEFENSE
  Caterpillar, Inc. ..........................................   US             60,000     3,075,000         3.1
    MACHINERY & ENGINEERING
  KCI Konecranes International ...............................   FIN            42,660     1,664,636         1.7
    MACHINERY & ENGINEERING
  United Engineers Ltd. ......................................   MAL           270,000       640,733         0.7
    CONSTRUCTION
                                                                                         -----------
                                                                                           9,140,843
                                                                                         -----------
Technology (7.8%)
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL          130,000     2,941,250         3.0
    TELECOM TECHNOLOGY
  Emcore Corp.-/- ............................................   US            123,000     2,367,750         2.4
    SEMICONDUCTORS

    The accompanying notes are an integral part of the financial statements.

         1224
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Cisco Systems, Inc.-/- .....................................   US             21,000   $ 1,722,656         1.8
    NETWORKING
  Asia Pacific Wire & Cable Corporation Ltd.-/- {\/} .........   SING           59,400       549,450         0.6
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           7,581,106
                                                                                         -----------
Multi-Industry/Miscellaneous (4.7%)
  Mannesmann AG ..............................................   GER             7,500     3,166,135         3.2
    MULTI-INDUSTRY
  E.R.G. Ltd. ................................................   AUSL        1,689,040     1,436,723         1.5
    MULTI-INDUSTRY
                                                                                         -----------
                                                                                           4,602,858
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $76,186,714) ..................                            94,961,508        96.9
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $1,680,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,204,053,
   including accrued interest). (cost $2,156,334)  ...........                             2,156,334         2.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $78,343,048)  * ......................                            97,117,842        99.1
Other Assets and Liabilities .................................                               901,217         0.9
                                                                                         -----------       -----

NET ASSETS ...................................................                           $98,019,059       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $78,343,048 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  23,477,043
                 Unrealized depreciation:            (4,702,249)
                                                  -------------
                 Net unrealized appreciation:     $  18,774,794
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1225
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    0.8                   0.8
Australia (AUSL/AUD) .................    1.5                   1.5
Austria (ASTRI/ATS) ..................    2.0                   2.0
Brazil (BRZL/BRL) ....................    6.0                   6.0
Canada (CAN/CAD) .....................    6.3                   6.3
Czech Republic (CZCH/CSK) ............    2.2                   2.2
Ecuador (ECDR/ECS) ...................    3.2                   3.2
Egypt (EGPT/EGP) .....................    1.3                   1.3
Finland (FIN/FIM) ....................    1.7                   1.7
Germany (GER/DEM) ....................    3.2                   3.2
Greece (GREC/GRD) ....................    2.5                   2.5
Hong Kong (HK/HKD) ...................    0.1                   0.1
India (IND/INR) ......................    1.1                   1.1
Israel (ISRL/ILS) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    7.6                   7.6
Japan (JPN/JPY) ......................    1.0                   1.0
Malaysia (MAL/MYR) ...................    0.7                   0.7
Mexico (MEX/MXN) .....................    3.0                   3.0
New Zealand (NZ/NZD) .................    1.8                   1.8
Pakistan (PAK/PKR) ...................    3.9                   3.9
Peru (PERU/PES) ......................    0.8                   0.8
Philippines (PHIL/PHP) ...............    0.5                   0.5
Portugal (PORT/PTE) ..................    1.8                   1.8
Singapore (SING/SGD) .................    0.6                   0.6
Spain (SPN/ESP) ......................    3.0                   3.0
United Kingdom (UK/GBP) ..............    3.8                   3.8
United States & Other (US/USD) .......   32.8        3.1       35.9
Venezuela (VENZ/VEB) .................    0.7                   0.7
                                        ------       ---      -----
Total  ...............................   96.9        3.1      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $98,019,059.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,509,823         1.80100  11/28/97   $   (66,180)
Japanese Yen............................       404,821       114.50000  11/12/97        20,506
Japanese Yen............................       368,245       120.70000  01/07/98        (4,948)
Japanese Yen............................        84,327       118.82300  02/04/98          (168)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $2,316,426)...................     2,367,216                                 (50,790)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 2.42%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   (50,790)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1226
                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (53.2%)
  Schlumberger Ltd. .........................................   US             60,800   $  5,320,000         3.1
  Cliffs Drilling Co.-/- ....................................   US             73,100      5,313,456         3.1
  EVI, Inc.-/- ..............................................   US             81,000      5,199,188         3.0
  Varco International, Inc.-/- ..............................   US             85,000      5,179,688         3.0
  Cooper Cameron Corp.-/- ...................................   US             71,500      5,165,875         3.0
  Precision Drilling Corp.-/- ...............................   CAN           162,300      4,980,581         2.9
  Nabors Industries, Inc.-/- ................................   US            120,200      4,943,225         2.9
  Patterson Energy, Inc.-/- .................................   US             86,800      4,860,800         2.8
  UTI Energy Corp.-/- .......................................   US            107,700      4,806,113         2.8
  Key Energy Group, Inc.-/- .................................   US            147,600      4,630,950         2.7
  Pool Energy Services Co.-/- ...............................   US            133,600      4,534,050         2.6
  Diamond Offshore Drilling, Inc. ...........................   US             72,000      4,482,000         2.6
  Helmerich & Payne, Inc. ...................................   US             51,300      4,139,269         2.4
  BJ Services Co.-/- ........................................   US             43,600      3,695,100         2.1
  Santa Fe International Corp.-/- ...........................   US             71,700      3,526,744         2.1
  Falcon Drilling Co., Inc.-/- ..............................   US             96,900      3,524,738         2.0
  Smith International, Inc.-/- ..............................   US             41,900      3,194,875         1.9
  Bonus Resource Services Corp.-/- ..........................   CAN           482,284      2,361,453         1.4
  Veritas DGC, Inc.-/- ......................................   US             56,400      2,308,875         1.3
  Noble Drilling Corp.-/- ...................................   US             64,300      2,286,669         1.3
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      2,053,003         1.2
  Computalog Ltd.-/- ........................................   CAN            58,800      1,189,185         0.7
  Rowan Cos., Inc.-/- .......................................   US             30,000      1,166,250         0.7
  Enerflex Systems Ltd. .....................................   CAN            38,000      1,078,626         0.6
  Hanover Compressor Co.-/- .................................   US             42,100        910,413         0.5
  Dril-Quip, Inc.-/- ........................................   US             22,700        814,363         0.5
                                                                                        ------------
                                                                                          91,665,489
                                                                                        ------------
Metals - Steel (13.5%)
  IPSCO, Inc. ...............................................   CAN           111,700      4,835,155         2.8
  Tubos de Acero de Mexico S.A. - ADR{\/} -/- ...............   MEX           227,800      4,598,713         2.7
  Prudential Steel Ltd. .....................................   CAN           102,200      4,278,882         2.5
  NS Group, Inc.-/- .........................................   US            130,300      3,485,525         2.0
  Oregon Steel Mills, Inc. ..................................   US            146,800      3,091,975         1.8
  Maverick Tube Corp.-/- ....................................   US             81,600      2,876,400         1.7
                                                                                        ------------
                                                                                          23,166,650
                                                                                        ------------
Construction (10.8%)
  National-Oilwell, Inc.-/- .................................   US             71,501      5,474,292         3.2
  Global Industries Ltd.-/- .................................   US            248,800      5,007,100         2.9
  Cal Dive International, Inc.-/- ...........................   US             80,000      2,500,000         1.5
  Halter Marine Group, Inc.-/- ..............................   US             43,600      2,280,825         1.3
  Coflexip - ADR{\/} ........................................   FR             34,300      1,886,500         1.1
  Bouygues Offshore S.A. - ADR{\/} ..........................   FR             31,900        773,575         0.4
  TransCoastal Marine Services, Inc.-/- .....................   US             19,200        477,600         0.3

    The accompanying notes are an integral part of the financial statements.

         1227
                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Construction (Continued)
  UNIFAB International, Inc.-/- .............................   US              4,200   $    134,400         0.1
                                                                                        ------------
                                                                                          18,534,292
                                                                                        ------------
Oil (10.0%)
  Giant Industries, Inc. ....................................   US            201,100      3,607,231         2.1
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      3,030,200         1.8
  Canadian Fracmaster Ltd.-/- ...............................   CAN           261,500      2,597,928         1.5
  Ranger Oil Ltd. ...........................................   CAN           280,900      2,431,862         1.4
  Black Sea Energy Ltd.-/- ..................................   CAN         1,139,600      2,345,189         1.4
  ERG SpA-/- ................................................   ITLY          373,000      1,535,837         0.9
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL        7,900,000      1,469,067         0.9
                                                                                        ------------
                                                                                          17,017,314
                                                                                        ------------
Chemicals (2.5%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           43,360      4,258,571         2.5
                                                                                        ------------
Paper/Packaging (2.4%)
  Fort James Corp. ..........................................   US             66,962      2,657,554         1.5
  Jefferson Smurfit Corp.-/- ................................   US            100,400      1,506,000         0.9
                                                                                        ------------
                                                                                           4,163,554
                                                                                        ------------
Gas Production & Distribution (2.4%)
  Comstock Resources, Inc.-/- ...............................   US            232,400      3,892,700         2.3
  Berkley Petroleum Corp.-/- ................................   CAN            20,400        233,792         0.1
                                                                                        ------------
                                                                                           4,126,492
                                                                                        ------------
Industrial Components (2.2%)
  Encore Wire Corp.-/- ......................................   US            132,950      3,755,838         2.2
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1228
                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Services (2.0%)
  American Disposal Services, Inc.-/- .......................   US             95,500   $  3,366,375         2.0
                                                                                        ------------
Forest Products (0.7%)
  The TimberWest Timber Trust Special Warrants(.) (::) ......   CAN           422,700      1,124,840         0.7
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $136,805,346) ................                            171,179,415        99.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $136,805,346)  * ....................                            171,179,415        99.7
Other Assets and Liabilities ................................                                494,158         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $171,673,573       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted security constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the security is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             The TimberWest Timber Trust Special Warrants...       8/7/97        422,700 $ 1,142,844   $2.66

          * For Federal income tax purposes, cost is $137,392,339 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  37,982,563
                 Unrealized depreciation:            (4,195,487)
                                                  -------------
                 Net unrealized appreciation:     $  33,787,076
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
- --------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    1.8                   1.8
Brazil (BRZL/BRL) ....................    0.9                   0.9
Canada (CAN/CAD) .....................   16.0                  16.0
France (FR/FRF) ......................    1.5                   1.5
Italy (ITLY/ITL) .....................    0.9                   0.9
Mexico (MEX/MXN) .....................    2.7                   2.7
Norway (NOR/NOK) .....................    1.2                   1.2
Switzerland (SWTZ/CHF) ...............    2.5                   2.5
United States (US/USD) ...............   72.2        0.3       72.5
                                        ------     -----      -----
Total  ...............................   99.7        0.3      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $171,673,573.

    The accompanying notes are an integral part of the financial statements.

         1229
                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (28.0%)
  Nokia AB "A" ............................................   FIN         1,059,160   $   92,479,819         5.4
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,609,500       72,087,438         4.2
  Newbridge Networks Corp.-/- .............................   CAN         1,332,300       71,049,067         4.1
  Telefonaktiebolaget LM Ericsson: ........................   SWDN               --               --         3.1
    "B" Free-/- ...........................................   --            871,200       38,397,307          --
    ADR{\/} ...............................................   --            350,480       15,508,740          --
  DSC Communications Corp.-/- .............................   US          1,220,100       29,739,938         1.7
  Corning, Inc. ...........................................   US            600,000       27,075,000         1.6
  P-COM, Inc.-/- ..........................................   US          1,200,000       24,150,000         1.4
  ANTEC Corp.-/- ..........................................   US          1,162,300       18,306,225         1.1
  Tekelec-/- ..............................................   US            428,900       17,960,188         1.0
  Tellabs, Inc.-/- ........................................   US            240,000       12,960,000         0.8
  Pairgain Technologies, Inc.-/- ..........................   US            428,800       12,113,600         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,290,275         0.5
  Geotek Communications, Inc.-/- ..........................   US          2,471,100        8,957,738         0.5
  Champion Technology Holding Ltd. ........................   HK         67,154,902        8,166,314         0.5
  Teledata Communications Ltd.-/- {\/} ....................   ISRL          198,000        6,138,000         0.4
  Allen Telecom, Inc.-/- ..................................   US            300,000        5,662,500         0.3
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        5,343,474         0.3
  Ascend Communications, Inc.-/- ..........................   US            160,000        4,330,000         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} (.) (::) ..........................................   IND         1,248,000        2,184,000         0.1
  Sapura Telecommunications Bhd. ..........................   MAL         1,155,000          680,024          --
  Kantone Holding Ltd.-/- .................................   HK          6,256,868          639,447          --
                                                                                      --------------
                                                                                         483,219,094
                                                                                      --------------
Telephone Networks (22.4%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.8
    Di Risp-/- ............................................   --         13,989,767       56,330,863          --
    Common ................................................   --          1,263,334        7,901,199          --
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          632,500       64,198,750         3.7
  WorldCom, Inc. ..........................................   US          1,644,290       55,289,251         3.2
  SPT Telecom-/- ..........................................   CZCH          391,340       45,056,567         2.6
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,670,250       30,377,672         1.8
  Hellenic Telecommunications Organization S.A. ...........   GREC        1,286,000       26,857,552         1.6
  NTL, Inc.-/- {\/} .......................................   UK            855,833       23,214,470         1.4
  Carso Global Telecom "A1" ...............................   MEX         7,036,683       23,090,433         1.3
  France Telecom S.A.: ....................................   FR                 --               --         0.9
    ADR-/- {\/} ...........................................   --            320,000       12,120,000          --
    Common-/- .............................................   --             85,500        3,237,187          --
  Ionica Group PLC-/- .....................................   UK          1,456,400        7,523,838         0.4
  Atlantic Tele-Network, Inc.-/- ..........................   US            500,100        6,313,763         0.4
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        6,288,400         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/} ..............................................   VENZ           96,000        4,200,000         0.2
  PLD Telekon, Inc.-/- {\/} (.) ...........................   RUS           510,000        4,016,250         0.2

    The accompanying notes are an integral part of the financial statements.

         1230
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652   $    2,965,367         0.2
                                                                                      --------------
                                                                                         384,861,562
                                                                                      --------------
Wireless Communications (17.3%)
  Nextel Communications, Inc. "A"-/- ......................   US          2,745,700       72,074,625         4.2
  Millicom International Cellular S.A.{::} -/- {\/} .......   LUX         1,057,000       44,394,000         2.6
  DDI Corp. ...............................................   JPN             9,320       31,144,140         1.8
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,672,100       30,097,800         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       26,791,875         1.6
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       17,848,432         1.0
  WinStar Communications, Inc.-/- .........................   US            667,700       15,273,638         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       13,411,613         0.8
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY        5,425,700       11,086,917         0.6
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       10,709,463         0.6
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000        8,187,500         0.5
  Powertel, Inc.-/- .......................................   US            365,000        6,638,438         0.4
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        5,330,325         0.3
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          1,452,000        2,319,819         0.1
  SK Telecom Co., Ltd. - ADR{\/} ..........................   KOR           289,900        1,594,450         0.1
                                                                                      --------------
                                                                                         296,903,035
                                                                                      --------------
Telephone - Long Distance (5.7%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       43,000,000         2.5
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         2.2
    "B"-/- ................................................   --          1,036,700       20,966,470          --
    "A"-/- ................................................   --            519,400       10,688,760          --
    "B" - 144A{.} -/- .....................................   --            379,400        7,673,077          --
  Bell Canada International, Inc.: ........................   CAN                --               --         0.8
    Common-/- .............................................   --            717,300       12,165,392          --
    Common-/- {\/} ........................................   --            132,500        2,235,938          --
  RSL Communications Ltd. "A"-/- ..........................   US            136,000        3,196,000         0.2
                                                                                      --------------
                                                                                          99,925,637
                                                                                      --------------
Telephone - Regional/Local (5.6%)
  ICG Communications, Inc.-/- .............................   US          1,504,600       34,605,800         2.0
  Intermedia Communications of Florida, Inc.-/- ...........   US            613,900       27,855,713         1.6
  Teleport Communications Group, Inc. "A"-/- ..............   US            364,000       17,608,500         1.0
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {\/} {=} ........................   RUS             1,749       14,383,024         0.8
  Brooks Fiber Properties, Inc.-/- ........................   US             41,400        2,302,875         0.1
  NEXTLINK Communications, Inc. "A"-/- ....................   US             78,000        1,764,750         0.1
                                                                                      --------------
                                                                                          98,520,662
                                                                                      --------------
Multi-Industry (4.7%)
  Mannesmann AG ...........................................   GER           140,900       59,481,125         3.5
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         3,300,000       20,985,629         1.2
                                                                                      --------------
                                                                                          80,466,754
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

         1231
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Aerospace/Defense (2.6%)
  Orbital Sciences Corp.{::} -/- ..........................   US          1,838,500   $   44,813,438         2.6
                                                                                      --------------
Telecom Technology (2.5%)
  Uniphase Corp.-/- .......................................   US            449,900       30,199,538         1.8
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       12,429,250         0.7
                                                                                      --------------
                                                                                          42,628,788
                                                                                      --------------
Cable Television (1.6%)
  Comcast Corp. "A" .......................................   US            604,300       16,618,250         1.0
  Comcast UK Cable Partners Ltd. "A"-/- ...................   UK            415,000        4,707,656         0.3
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,615,875         0.3
                                                                                      --------------
                                                                                          25,941,781
                                                                                      --------------
Broadcasting & Publishing (1.4%)
  EchoStar Communications Corp. "A"{::} ...................   US            609,200       11,574,800         0.7
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        7,549,919         0.4
  Seat SpA-/- .............................................   ITLY       16,820,000        4,413,481         0.3
                                                                                      --------------
                                                                                          23,538,200
                                                                                      --------------
Semiconductors (0.8%)
  DSP Communications, Inc.-/- .............................   US            624,000       11,544,000         0.7
  General Semiconductor, Inc.-/- ..........................   US            175,000        1,990,625         0.1
                                                                                      --------------
                                                                                          13,534,625
                                                                                      --------------
Retailers - Other (0.3%)
  Asia Food & Properties Ltd.-/- {\/} .....................   SING       14,192,000        4,328,560         0.3
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            66,560           82,032          --
                                                                                      --------------
                                                                                           4,410,592
                                                                                      --------------
Networking (0.2%)
  3Com Corp.-/- ...........................................   US             80,100        3,319,144         0.2
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,274,850,186) ............                            1,602,083,312        93.1
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Note (2.2%)
  Russia (2.2%)
    Credit Suisse Financial Products Russian Equity Linked
     Note, 3.3% due 4/29/98 (This is an equity linked note.
     The value of this note is linked to the underlying
     value of Rostelecom.)-/- (.) .........................   USD        38,000,000       37,012,000         2.2
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $38,000,000) .........                               37,012,000         2.2
                                                                                      --------------       -----

    The accompanying notes are an integral part of the financial statements.

         1232
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  Asia Food & Properties Ltd. Warrants, expire
   7/12/02{\/} ............................................   SING        1,064,400   $      191,592          --
    FOOD
  American Satellite Network Warrants, expire 1/1/99(::)
   (.) ....................................................   US             65,825               --          --
    WIRELESS COMMUNICATIONS
                                                                                      --------------       -----

TOTAL WARRANTS (cost $484,741) ............................                                  191,592          --
                                                                                      --------------       -----

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $35,290,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $46,298,227, including accrued interest).
   (cost $45,388,021)  ....................................                               45,388,021         2.6
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,358,722,948)  * ................                            1,684,674,925        97.9
Other Assets and Liabilities ..............................                               36,444,134         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,721,119,059       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting 2.8% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Credit Suisse Financial Products Russian Equity
              Linked Note, 3.3% due 4/29/98.................       4/29/97       38,000,000  38,000,000 0.97
             Himachal Futuristic Communications Ltd. - 144A
              GDR...........................................       8/1/95        1,248,000   9,604,650 1.75
             PLD Telekon, Inc...............................       8/30/96       510,000   3,498,750   7.88
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $1,359,258,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 519,851,820
                 Unrealized depreciation:          (194,435,331)
                                                  -------------
                 Net unrealized appreciation:     $ 325,416,489
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1233
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Brazil (BRZL/BRL) ....................    3.7                                   3.7
Canada (CAN/CAD) .....................    8.4                                   8.4
Czech Republic (CZCH/CSK) ............    2.6                                   2.6
Finland (FIN/FIM) ....................    5.4                                   5.4
France (FR/FRF) ......................    0.9                                   0.9
Germany (GER/DEM) ....................    3.5                                   3.5
Greece (GREC/GRD) ....................    1.6                                   1.6
Hong Kong (HK/HKD) ...................    0.6                                   0.6
India (IND/INR) ......................    0.1                                   0.1
Israel (ISRL/ILS) ....................    5.1                                   5.1
Italy (ITLY/ITL) .....................    4.7                                   4.7
Japan (JPN/JPY) ......................    1.8                                   1.8
Korea (KOR/KRW) ......................    0.1                                   0.1
Luxembourg (LUX/LUF) .................    2.6                                   2.6
Malaysia (MAL/MYR) ...................    0.4                                   0.4
Mexico (MEX/MXN) .....................    4.3                                   4.3
Peru (PERU/PES) ......................    0.4                                   0.4
Russia (RUS/SUR) .....................    1.8         2.2                       4.0
Singapore (SING/SGD) .................    0.3                                   0.3
Sweden (SWDN/SEK) ....................    3.1                                   3.1
Thailand (THAI/THB) ..................    0.8                                   0.8
Turkey (TRKY/TRL) ....................    0.3                                   0.3
United Kingdom (UK/GBP) ..............    3.9                                   3.9
United States (US/USD) ...............   36.5                        4.7       41.2
Venezuela (VENZ/VEB) .................    0.2                                   0.2
                                        ------      -----          -----      -----
Total  ...............................   93.1         2.2            4.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,721,119,059.

    The accompanying notes are an integral part of the financial statements.

         1234
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................      13,280,549     118.50000  11/12/97   $  (201,730)
Japanese Yen............................         673,732     118.60000  11/12/97        (9,657)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $14,165,668).........................      13,954,281                              (211,387)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.81%.


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,535,139       0.60190   1/20/98    (1,170,888)
Deutsche Marks..........................      15,664,388       1.80000  11/21/97      (664,388)
Deutsche Marks..........................       7,948,226       1.72400  11/21/97        (1,591)
Finnish Markka..........................      38,825,761       5.28300   1/21/98      (968,483)
Italian Liras...........................      50,091,184    1730.40000   1/21/98      (969,594)
Japanese Yen............................      23,255,611     113.59900  11/12/97     1,371,807
Japanese Yen............................      17,298,836     114.50000  11/12/97       876,273
Swedish Kronor..........................      51,700,408       7.61030   1/21/98      (979,674)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $243,813,015).................     246,319,553                            (2,506,538)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 14.31%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $(2,717,925)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1235
                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         GT GLOBAL
                                       -----------------------------------------------------------------------------
                                          CONSUMER                                                        NATURAL
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............   $124,047,571     $69,090,966     $484,207,357   $76,186,714     $136,805,346
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
    At value.........................   $132,596,014     $76,932,464     $547,657,721   $94,961,508     $171,179,415
    Repurchase Agreement, at value
     and cost (Note 1)...............      5,697,881       2,708,419       72,617,234     2,156,334               --
  U.S. currency......................            303              --              390           128              705
  Foreign currencies (cost $249,434,
   $290,416, $32,405,
   $252,788, $2,016,446, and
   $938,200, respectively)...........        247,103         290,889           32,773       257,815        2,016,446
  Dividends and dividend withholding
   tax reclaims receivable...........         29,063          50,112           10,585        25,624           15,438
  Interest receivable................             --              --               --            --               --
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --         5,096               --
  Receivable for Fund shares sold....        585,508       1,011,553       13,993,515       141,205        5,010,514
  Receivable for open forward foreign
   currency contracts (Note 1).......             --          59,877               --            --               --
  Receivable for securities sold.....     25,634,646       1,515,031        6,745,139     1,309,852        6,715,639
  Unamortized organizational costs
   (Note 1)..........................         22,264          19,944               --        16,280           16,225
  Miscellaneous receivable...........         91,501           4,131           36,371            --           33,585
                                       --------------   --------------   ------------  --------------   ------------
    Total assets.....................    164,904,283      82,592,420      641,093,728    98,873,842      184,987,967
                                       --------------   --------------   ------------  --------------   ------------
Liabilities:
  Payable for custodian fees.........            769          10,403            7,317         1,332            8,200
  Payable for Directors' and
   Trustees' fees and expenses
   (Note 2)..........................          4,859           4,446            9,136         7,921            5,237
  Payable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --            --               --
  Payable for fund accounting fees
   (Note 2)..........................          4,352           1,845           14,194         2,367            3,914
  Payable for Fund shares
   repurchased.......................        261,522         142,435          882,049       496,631        4,099,045
  Payable for investment management
   and administration fees (Note
   2)................................        139,166         180,741          536,273        89,949          147,355
  Payable for loan outstanding (Note
   1)................................             --              --               --            --        4,670,000
  Payable for open forward foreign
   currency contracts, net (Note
   1)................................             --              --               --        50,790               --
  Payable for printing and postage
   expenses..........................         33,464          23,148           73,457        51,926           45,104
  Payable for professional fees......         23,989          25,345           39,780        30,852           35,756
  Payable for registration and filing
   fees..............................          4,130           2,371           15,839         2,078           12,139
  Payable for securities purchased...      1,563,285       1,154,504       12,706,263            --        4,125,569
  Payable for service and
   distribution expenses (Note 2)....        114,540          57,009          346,611        74,426          113,980
  Payable for transfer agent fees
   (Note 2)..........................         55,435          20,911          111,824        38,302           39,544
  Other accrued expenses.............         36,359           7,528            8,868         8,109            8,451
                                       --------------   --------------   ------------  --------------   ------------
    Total liabilities................      2,241,870       1,630,686       14,751,611       854,683       13,314,294
  Minority interest (Notes 1 & 2)....            100             100               --           100              100
                                       --------------   --------------   ------------  --------------   ------------
Net assets...........................   $162,662,313     $80,961,634     $626,342,117   $98,019,059     $171,673,573
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............  $ 1,313,334,927
                                       ---------------
                                       ---------------
    At value.........................  $ 1,639,286,904
    Repurchase Agreement, at value
     and cost (Note 1)...............       45,388,021
  U.S. currency......................        1,822,076
  Foreign currencies (cost $249,434,
   $290,416, $32,405,
   $252,788, $2,016,446, and
   $938,200, respectively)...........          944,514
  Dividends and dividend withholding
   tax reclaims receivable...........          403,424
  Interest receivable................          639,026
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................               --
  Receivable for Fund shares sold....       15,407,247
  Receivable for open forward foreign
   currency contracts (Note 1).......               --
  Receivable for securities sold.....       28,894,370
  Unamortized organizational costs
   (Note 1)..........................               --
  Miscellaneous receivable...........           76,388
                                       ---------------
    Total assets.....................    1,732,861,970
                                       ---------------
Liabilities:
  Payable for custodian fees.........           84,942
  Payable for Directors' and
   Trustees' fees and expenses
   (Note 2)..........................           19,588
  Payable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................          518,821
  Payable for fund accounting fees
   (Note 2)..........................           42,359
  Payable for Fund shares
   repurchased.......................        3,902,530
  Payable for investment management
   and administration fees (Note
   2)................................        1,545,877
  Payable for loan outstanding (Note
   1)................................               --
  Payable for open forward foreign
   currency contracts, net (Note
   1)................................        2,717,925
  Payable for printing and postage
   expenses..........................          143,320
  Payable for professional fees......           42,564
  Payable for registration and filing
   fees..............................           21,199
  Payable for securities purchased...          824,693
  Payable for service and
   distribution expenses (Note 2)....        1,246,800
  Payable for transfer agent fees
   (Note 2)..........................          578,391
  Other accrued expenses.............           53,902
                                       ---------------
    Total liabilities................       11,742,911
  Minority interest (Notes 1 & 2)....               --
                                       ---------------
Net assets...........................  $ 1,721,119,059
                                       ---------------
                                       ---------------

    The accompanying notes are an integral part of the financial statements.

         1236
                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         GT GLOBAL
                                       -----------------------------------------------------------------------------
                                          CONSUMER                                                        NATURAL
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Class A:
  Net assets.........................   $ 62,637,424     $29,639,233     $472,082,753   $38,281,107     $ 69,975,533
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      2,823,290       1,720,718       16,869,933     2,550,862        3,388,224
  Net asset value and redemption
   price per share...................   $      22.19     $     17.22     $      27.98   $     15.01     $      20.65
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................   $      23.30     $     18.08     $      29.38   $     15.76     $      21.68
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets.........................   $ 93,978,324     $47,584,875     $147,440,444   $57,199,440     $ 86,812,455
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      4,298,574       2,803,980        5,406,267     3,878,968        4,262,012
  Net asset value and offering price
   per share.........................   $      21.86     $     16.97     $      27.27   $     14.75     $      20.37
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets.........................   $  6,046,565     $ 3,737,526     $  6,818,920   $ 2,538,512     $ 14,885,585
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................        268,724         214,778          240,609       166,702          715,607
  Net asset value, offering price per
   share, and redemption price per
   share.............................   $      22.50     $     17.40     $      28.34   $     15.23     $      20.80
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)...........   $139,734,245     $70,584,296     $418,339,020   $78,555,962     $132,802,223
  Undistributed net investment
   income............................             --              --               --            --               --
  Accumulated net realized gain on
   investments and foreign currency
   transactions......................     14,374,566       2,469,935      144,809,745       733,004        4,606,185
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................          5,059          65,905         (257,012)      (44,701)        (108,904)
  Net unrealized appreciation of
   investments.......................      8,548,443       7,841,498       63,450,364    18,774,794       34,374,069
                                       --------------   --------------   ------------  --------------   ------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................   $162,662,313     $80,961,634     $626,342,117   $98,019,059     $171,673,573
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Class A:
  Net assets.........................  $   910,801,431
                                       ---------------
                                       ---------------
  Shares outstanding.................       50,482,268
  Net asset value and redemption
   price per share...................  $         18.04
                                       ---------------
                                       ---------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................  $         18.94
                                       ---------------
                                       ---------------
Class B:+
  Net assets.........................  $   805,535,052
                                       ---------------
                                       ---------------
  Shares outstanding.................       45,831,329
  Net asset value and offering price
   per share.........................  $         17.58
                                       ---------------
                                       ---------------
Advisor Class:
  Net assets.........................  $     4,782,576
                                       ---------------
                                       ---------------
  Shares outstanding.................          261,622
  Net asset value, offering price per
   share, and redemption price per
   share.............................  $         18.28
                                       ---------------
                                       ---------------
Net assets consist of:
  Paid in capital (Note 4)...........  $ 1,284,396,946
  Undistributed net investment
   income............................            5,534
  Accumulated net realized gain on
   investments and foreign currency
   transactions......................      113,512,388
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................       (2,747,786)
  Net unrealized appreciation of
   investments.......................      325,951,977
                                       ---------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................  $ 1,721,119,059
                                       ---------------
                                       ---------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1237
                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                          GT GLOBAL
                                        -----------------------------------------------------------------------------
                                           CONSUMER                                                        NATURAL
                                         PRODUCTS AND      FINANCIAL         HEALTH     INFRASTRUCTURE    RESOURCES
                                        SERVICES FUND-   SERVICES FUND-       CARE          FUND-           FUND-
                                         CONSOLIDATED     CONSOLIDATED        FUND       CONSOLIDATED    CONSOLIDATED
                                        --------------   --------------   ------------  --------------   ------------
Investment income:
  Dividend income (net of foreign
   withholding tax of $116,237,
   $77,681, $47,010, $134,900,
   $37,547, and $1,130,922,
   respectively)......................   $ 1,313,121       $  984,532     $  1,039,797    $1,596,063     $   449,578
  Interest income.....................       547,671          222,469        3,553,024       438,660         389,867
  Other income........................            --               --           10,693            --              --
                                        --------------   --------------   ------------  --------------   ------------
    Total investment income...........     1,860,792        1,207,001        4,603,514     2,034,723         839,445
                                        --------------   --------------   ------------  --------------   ------------
Expenses:
  Investment management and
   administration fees (Note 2).......     1,624,151          466,730        5,820,067     1,038,752       1,317,793
  Amortization of organization costs
   (Note 1)...........................        10,300           12,622               --        10,300          10,300
  Custodian fees (Note 1).............        37,548           43,877           41,984        32,117          46,437
  Directors' and Trustees' fees and
   expenses (Note 2)..................        10,068           15,695           13,505        16,060          16,464
  Fund accounting fees (Note 2).......        43,330           12,292          153,780        27,303          34,698
  Professional fees...................        62,925           77,090           73,277        74,770          86,956
  Printing and postage expenses.......        53,290           27,560          239,520        49,065          54,239
  Registration and filing fees........        75,895           50,741           80,092        54,967          80,810
  Service and distribution expenses:
   (Note 2)
    Class A...........................       351,953           97,454        2,327,631       218,486         291,788
    Class B...........................       941,035          280,650        1,316,284       621,768         733,200
  Transfer agent fees (Note 2)........       547,348          177,473        1,346,860       364,416         478,946
  Other expenses......................        10,567            7,531           34,305        17,058          81,546
                                        --------------   --------------   ------------  --------------   ------------
    Total expenses before
     reductions.......................     3,768,410        1,269,715       11,447,305     2,525,062       3,233,177
                                        --------------   --------------   ------------  --------------   ------------
    Expense reductions (Notes 1 &
     5)...............................      (244,767)         (31,702)        (178,043)      (84,870)       (138,074)
                                        --------------   --------------   ------------  --------------   ------------
  Total net expenses..................     3,523,643        1,238,013       11,269,262     2,440,192       3,095,103
                                        --------------   --------------   ------------  --------------   ------------
Net investment loss...................    (1,662,851)         (31,012)      (6,665,748)     (405,469)     (2,255,658)
                                        --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on
  investments and foreign currencies:
  (Note 1)
  Net realized gain on investments....    16,725,116        2,648,364      153,144,761       380,153       7,635,020
  Net realized gain (loss) on foreign
   currency transactions..............      (557,667)         (19,802)         454,546       398,459         (94,442)
                                        --------------   --------------   ------------  --------------   ------------
    Net realized gain during the
     year.............................    16,167,449        2,628,562      153,599,307       778,612       7,540,578
                                        --------------   --------------   ------------  --------------   ------------
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.........................         5,172           58,275         (569,426)     (116,926)       (125,779)
  Net change in unrealized
   appreciation (depreciation) of
   investments........................      (714,518)       6,449,986        1,308,779     8,647,635      18,607,939
                                        --------------   --------------   ------------  --------------   ------------
    Net unrealized appreciation
     (depreciation) during the period
     .................................      (709,346)       6,508,261          739,353     8,530,709      18,482,160
                                        --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on
 investments and foreign currencies...    15,458,103        9,136,823      154,338,660     9,309,321      26,022,738
                                        --------------   --------------   ------------  --------------   ------------
Net increase in net assets resulting
 from operations......................   $13,795,252       $9,105,811     $147,672,912    $8,903,852     $23,767,080
                                        --------------   --------------   ------------  --------------   ------------
                                        --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                        -------------
Investment income:
  Dividend income (net of foreign
   withholding tax of $116,237,
   $77,681, $47,010, $134,900,
   $37,547, and $1,130,922,
   respectively)......................  $  12,312,099
  Interest income.....................      2,451,921
  Other income........................        100,726
                                        -------------
    Total investment income...........     14,864,746
                                        -------------
Expenses:
  Investment management and
   administration fees (Note 2).......     17,999,111
  Amortization of organization costs
   (Note 1)...........................             --
  Custodian fees (Note 1).............        744,400
  Directors' and Trustees' fees and
   expenses (Note 2)..................         27,375
  Fund accounting fees (Note 2).......        493,322
  Professional fees...................         89,205
  Printing and postage expenses.......        421,575
  Registration and filing fees........        110,230
  Service and distribution expenses:
   (Note 2)
    Class A...........................      5,105,842
    Class B...........................      8,933,516
  Transfer agent fees (Note 2)........      5,229,276
  Other expenses......................        619,413
                                        -------------
    Total expenses before
     reductions.......................     39,773,265
                                        -------------
    Expense reductions (Notes 1 &
     5)...............................     (1,051,898)
                                        -------------
  Total net expenses..................     38,721,367
                                        -------------
Net investment loss...................    (23,856,621)
                                        -------------
Net realized and unrealized gain on
  investments and foreign currencies:
  (Note 1)
  Net realized gain on investments....    101,709,075
  Net realized gain (loss) on foreign
   currency transactions..............     18,717,671
                                        -------------
    Net realized gain during the
     year.............................    120,426,746
                                        -------------
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.........................     (7,132,389)
  Net change in unrealized
   appreciation (depreciation) of
   investments........................    217,773,979
                                        -------------
    Net unrealized appreciation
     (depreciation) during the period
     .................................    210,641,590
                                        -------------
Net realized and unrealized gain on
 investments and foreign currencies...    331,068,336
                                        -------------
Net increase in net assets resulting
 from operations......................  $ 307,211,715
                                        -------------
                                        -------------

    The accompanying notes are an integral part of the financial statements.

         1238
                             GT GLOBAL THEME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                -----------------------------------------------------------------------------
                                 CONSUMER PRODUCTS AND      FINANCIAL SERVICES
                                        SERVICES             FUND-CONSOLIDATED            HEALTH CARE
                                   FUND-CONSOLIDATED      -----------------------             FUND
                                ------------------------               YEAR ENDED  --------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED    OCTOBER     YEAR ENDED    YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,     31,      OCTOBER 31,   OCTOBER 31,
                                   1997         1996         1997         1996         1997          1996
                                -----------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $(1,662,851) $  (806,945) $   (31,012) $   18,823  $ (6,665,748) $ (4,508,835)
  Net realized gain on
   investments and foreign
   currency transactions......   16,167,449    8,472,742    2,628,562   1,764,380   153,599,307   176,889,538
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................        5,172       (7,034)      58,275      (6,352)     (569,426)     (547,070)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............     (714,518)   8,880,649    6,449,986     615,083     1,308,779   (53,392,951)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   13,795,252   16,539,412    9,105,811   2,391,934   147,672,912   118,440,682
                                -----------  -----------  -----------  ----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (56,390)           --            --
  From net realized gain on
   investments................   (3,424,902)    (217,050)    (580,522)     (8,739)  (34,613,411)  (54,405,334)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (37,999)           --            --
  From net realized gain on
   investments................   (4,055,905)    (180,431)    (823,692)     (7,991)   (8,701,491)   (9,956,648)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --        (377)           --            --
  From net realized gain on
   investments................     (308,573)      (5,969)      (5,018)        (43)      (57,488)      (69,184)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Total distributions.......   (7,789,380)    (403,450)  (1,409,232)   (111,539)  (43,372,390)  (64,431,166)
                                -----------  -----------  -----------  ----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  136,239,369  241,650,741  130,520,030  19,900,814  1,007,452,632 2,138,295,778
  Decrease from capital shares
   repurchased................  (151,833,735) (92,740,871) (74,514,633) (15,187,336) (1,062,045,275) (2,113,330,083)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............  (15,594,366) 148,909,870   56,005,397   4,713,478   (54,592,643)   24,965,695
                                -----------  -----------  -----------  ----------  ------------  ------------
Total increase (decrease) in
 net assets...................   (9,588,494) 165,045,832   63,701,976   6,993,873    49,707,879    78,975,211
Net assets:
  Beginning of year...........  172,250,807    7,204,975   17,259,658  10,265,785   576,634,238   497,659,027
                                -----------  -----------  -----------  ----------  ------------  ------------
  End of year *...............  $162,662,313 $172,250,807 $80,961,634  $17,259,658 $626,342,117  $576,634,238
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $        --  $        --  $        --  $       --  $         --  $         --
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1239
                             GT GLOBAL THEME FUNDS

                  STATEMENTS OF CHANGES IN NET ASSETS (cont'd)

                                                                 GT GLOBAL
                                ----------------------------------------------------------------------------
                                    INFRASTRUCTURE
                                  FUND-CONSOLIDATED        NATURAL RESOURCES          TELECOMMUNICATIONS
                                ----------------------     FUND-CONSOLIDATED                 FUND
                                YEAR ENDED  YEAR ENDED  ------------------------  --------------------------
                                 OCTOBER     OCTOBER    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   31,         31,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                   1997        1996        1997         1996          1997          1996
                                ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $ (405,469) $ (421,987) $(2,255,658) $(1,055,526) $(23,856,621) $(26,498,477)
  Net realized gain on
   investments and foreign
   currency transactions......     778,612   5,308,138    7,540,578    7,316,705   120,426,746   230,489,793
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................    (116,926)    (86,155)    (125,779)      65,378    (7,132,389)  (21,852,465)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............   8,647,635   9,582,726   18,607,939   14,910,009   217,773,979    (5,766,662)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   8,903,852  14,382,722   23,767,080   21,236,566   307,211,715   176,372,189
                                ----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --      (46,497)           --            --
  From net realized gain on
   investments................  (1,943,050)         --   (1,915,988)      (9,643)  (95,676,425)  (64,901,484)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --           --            --            --
  From net realized gain on
   investments................  (2,733,339)         --   (2,369,395)     (10,136)  (83,596,023)  (54,643,650)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --         (853)           --            --
  From net realized gain on
   investments................     (17,129)         --     (134,145)         (69)     (176,806)      (33,321)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.......  (4,693,518)         --   (4,419,528)     (67,198) (179,449,254) (119,578,455)
                                ----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  44,324,471  42,853,853  377,334,346  219,606,793  1,783,734,946 3,156,330,159
  Decrease from capital shares
   repurchased................  (42,934,337) (51,456,466) (336,987,548) (155,468,156) (2,403,405,013) (3,466,020,319)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............   1,390,134  (8,602,613)  40,346,798   64,138,637  (619,670,067) (309,690,160)
                                ----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in
 net assets...................   5,600,468   5,780,109   59,694,350   85,308,005  (491,907,606) (252,896,426)
Net assets:
  Beginning of year...........  92,418,591  86,638,482  111,979,223   26,671,218  2,213,026,665 2,465,923,091
                                ----------  ----------  -----------  -----------  ------------  ------------
  End of year *...............  $98,019,059 $92,418,591 $171,673,573 $111,979,223 $1,721,119,059 $2,213,026,665
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $       --  $       --  $        --  $        --  $      5,534  $      5,534
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1240
                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                             CONSUMER PRODUCTS AND SERVICES FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF
                                                                    OPERATIONS) TO
                                          ----------------------     OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)
                                          ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.98   $   14.59       $   11.43
                                          ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........      (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................       2.27        7.13            3.14
                                          ----------  ----------       --------
    Net increase from investment
     operations.........................       2.12        6.91            3.16
                                          ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
    Total distributions.................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
Net asset value, end of period..........  $   22.19   $   20.98       $   14.59
                                          ----------  ----------       --------
                                          ----------  ----------       --------

Total investment return (c).............      10.55%      48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       1.84%       2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.99%       2.34%          13.63 % (a)
Portfolio turnover rate++...............        392%        169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1241
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------------------------------
                                                           CLASS B
                                          ------------------------------------------             ADVISOR CLASS+
                                                                                      -------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF   YEAR ENDED OCTOBER 31,  JUNE 1, 1995
                                                                    OPERATIONS) TO                                 TO
                                          ----------------------     OCTOBER 31,      ----------------------   OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)        1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  ------------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.79   $   14.53       $   11.43       $   21.15   $   14.64     $   11.84
                                          ----------  ----------       --------       ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)      (0.31)          (0.04) *        (0.04)      (0.13)         0.04*
  Net realized and unrealized gain on
   investments..........................       2.22        7.09            3.14            2.30        7.16          2.76
                                          ----------  ----------       --------       ----------  ----------  -------------
    Net increase from investment
     operations.........................       1.98        6.78            3.10            2.26        7.03          2.80
                                          ----------  ----------       --------       ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
    Total distributions.................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
Net asset value, end of period..........  $   21.86   $   20.79       $   14.53       $   22.50   $   21.15     $   14.64
                                          ----------  ----------       --------       ----------  ----------  -------------
                                          ----------  ----------       --------       ----------  ----------  -------------

Total investment return (c).............       9.95%      48.11%          27.12 % (b)     11.15%      49.50%        23.65%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  93,978   $  87,904       $   2,959       $   6,047   $   7,446     $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.22)%     (1.64)%         (0.30)% (a)     (0.22)%     (0.64)%        0.70%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.37)%     (1.74)%        (11.61)% (a)     (0.37)%     (0.74)%      (10.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.34%       2.74%           2.82 % (a)      1.34%       1.74%         1.82%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.49%       2.84%          14.13 % (a)      1.49%       1.84%        13.13%(a)
Portfolio turnover rate++...............        392%        169%            240 % (a)       392%        169%          240%(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A       $  0.0319   $  0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1242
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                          FINANCIAL SERVICES FUND
                                          -------------------------------------------------------
                                                                  CLASS A
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.20   $   11.92    $   11.62       $   11.43
                                          ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........       0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................       3.97        2.36         0.13            0.17
                                          ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................       4.01        2.41         0.30            0.19
                                          ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............         --       (0.12)          --              --
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --
                                          ----------  ----------  -----------       --------
    Total distributions.................      (0.99)      (0.13)          --              --
                                          ----------  ----------  -----------       --------
Net asset value, end of period..........  $   17.22   $   14.20    $   11.92       $   11.62
                                          ----------  ----------  -----------       --------
                                          ----------  ----------  -----------       --------

Total investment return (c).............      29.91%      20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       0.23%       0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       0.16%      (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.29%       2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.36%       3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1243
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      FINANCIAL SERVICES FUND
                                          -------------------------------------------------------------------------------
                                                                                                       ADVISOR CLASS+
                                                                  CLASS B                          ----------------------
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  -----------  ------------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.06   $   11.83    $   11.60       $   11.43       $   14.26   $   11.95
                                          ----------  ----------  -----------       --------       ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.04)      (0.01) *       0.11* *          0.00 * *      0.12        0.12*
  Net realized and unrealized gain on
   investments..........................       3.94        2.34         0.12            0.17            4.01        2.36
                                          ----------  ----------  -----------       --------       ----------  ----------
    Net increase from investment
     operations.........................       3.90        2.33         0.23            0.17            4.13        2.48
                                          ----------  ----------  -----------       --------       ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.09)          --              --              --       (0.16)
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --           (0.99)      (0.01)
                                          ----------  ----------  -----------       --------       ----------  ----------
    Total distributions.................      (0.99)      (0.10)          --              --           (0.99)      (0.17)
                                          ----------  ----------  -----------       --------       ----------  ----------
Net asset value, end of period..........  $   16.97   $   14.06    $   11.83       $   11.60       $   17.40   $   14.26
                                          ----------  ----------  -----------       --------       ----------  ----------
                                          ----------  ----------  -----------       --------       ----------  ----------

Total investment return (c).............      29.13%      19.81%        1.98%           1.49 % (b)     30.52%      20.87%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  47,585   $   9,886    $   4,548       $   2,235       $   3,738   $      72
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.27)%     (0.09)%       0.96%           0.16 % (a)      0.73%       0.91%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.34)%     (1.16)%      (5.84)%         (7.76)% (a)      0.66%(a)     (0.16)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.79%       2.82%        2.84%           2.90 % (a)      1.79%       1.82%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.86%       3.89%        9.64%          10.82 % (a)      1.86%       2.89%
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)        91%        103%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A       $  0.0014   $  0.0080


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                            1995 (D)
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.09
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.09* *
  Net realized and unrealized gain on
   investments..........................         0.77
                                          -------------
    Net increase from investment
     operations.........................         0.86
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.95
                                          -------------
                                          -------------
Total investment return (c).............         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.96%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.84%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         8.64%(a)
Portfolio turnover rate++...............          170%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1244
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................       6.48        4.79        3.73        2.02        0.57
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       6.23        4.62        3.58        1.80        0.42
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      28.36%      23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............      (1.03)%     (0.75)%     (0.78)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.77%       1.80%       1.85%       1.98%        2.0%
  Without expense reductions............       1.80%       1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............        149%        157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1245
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            HEALTH CARE FUND
                                          -------------------------------------------------------------------------------------
                                                                                                            ADVISOR CLASS+++
                                                                    CLASS B++                            ----------------------
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993  YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,   ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)     1993 (D)      1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.15   $   21.56   $   19.46   $   17.80     $   15.59    $   23.77   $   21.88
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.37)      (0.27)      (0.25)      (0.32)        (0.14)       (0.12)      (0.05)
  Net realized and unrealized gain on
   investments..........................       6.34        4.72        3.69        2.02          2.35         6.54        4.80
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       5.97        4.45        3.44        1.70          2.21         6.42        4.75
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --            --        (1.85)      (2.86)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.04)           --           --          --
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.04)           --        (1.85)      (2.86)
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Net asset value, end of period..........  $   27.27   $   23.15   $   21.56   $   19.46     $   17.80    $   28.34   $   23.77
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------

Total investment return (c).............      27.75%      22.59%      19.17%       9.55%         14.2%(b)     29.00%     23.82%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 147,440   $ 107,622   $  70,740   $  39,100     $   8,604    $   6,819   $   1,152
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.50)%     (1.21)%     (1.22)%     (1.73)%        (1.4)%(a)     (0.50)%     (0.21)%
  Without expense reductions............      (1.53)%     (1.25)%     (1.28)%       N/A           N/A        (0.53)%     (0.25)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.27%       2.30%       2.35%       2.48%         2.50%(a)      1.27%      1.30%
  Without expense reductions............       2.30%       2.34%       2.41%        N/A           N/A         1.30%       1.34%
Portfolio turnover rate++++.............        149%        157%         99%         64%           61%         149%        157%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A           N/A    $  0.0490   $  0.0548


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.66
                                          -------------
Income from investment operations:
  Net investment loss...................        (0.02)
  Net realized and unrealized gain on
   investments..........................         3.24
                                          -------------
    Net increase (decrease) from
     investment operations..............         3.22
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
  In excess of net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   21.88
                                          -------------
                                          -------------
Total investment return (c).............        17.10%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     539
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.22)%(a)
  Without expense reductions............        (0.28)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.35%(a)
  Without expense reductions............         1.41%(a)
Portfolio turnover rate++++.............           99%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1246
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                           INFRASTRUCTURE FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.42   $   12.11   $   12.47       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.01)      (0.03)      (0.03) *          0.01* *
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.34       (0.33)           1.03
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       1.31        2.31       (0.36)           1.04
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   15.01   $   14.42   $   12.11       $   12.47
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............       9.38%      19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.00%       2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.08%       2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............         41%         41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1247
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       INFRASTRUCTURE FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.24   $   12.03   $   12.45       $   11.43      $   14.52   $   12.14
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.09)      (0.09)      (0.09) *         (0.01) * *      0.05       0.04
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.30       (0.33)           1.03           1.38        2.34
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.23        2.21       (0.42)           1.02           1.43        2.38
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   14.75   $   14.24   $   12.03       $   12.45      $   15.23   $   14.52
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............       8.83%      18.37%      (3.37)%          8.92% (b)     10.10%      19.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  57,199   $  53,678   $  50,181       $  30,954      $   2,539   $     344
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)      0.41%      0.31%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)      0.33%      0.20%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.50%       2.64%       2.86%           2.90% (a)      1.50%       1.64%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.58%       2.75%       3.12%           3.78% (a)      1.58%       1.75%
Portfolio turnover rate++...............         41%         41%         45%             18%            41%         41%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A      $  0.0046   $  0.0109


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   12.00
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*
  Net realized and unrealized gain
   (loss) on investments................         0.12
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.14
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   12.14
                                          -------------
                                          -------------
Total investment return (c).............         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.12%(a)
Portfolio turnover rate++...............           45%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1248
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                         NATURAL RESOURCES FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.43   $   11.44   $   12.41       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.24)       0.04*           0.06* *
  Net realized and unrealized gain
   (loss) on investments................       4.08        6.28       (0.98)           0.92
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       3.83        6.04       (0.94)           0.98
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............         --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.61)      (0.05)      (0.03)             --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   20.65   $   17.43   $   11.44       $   12.41
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............      22.64%      53.04%      (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.41)%     (1.55)%      0.41%           2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.03%       2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.13%       2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............        321%         94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1249
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     NATURAL RESOURCES FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.29   $   11.36   $   12.38       $   11.43      $   17.47   $   11.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.33)      (0.31)      (0.02) *          0.03* *      (0.14)      (0.17)
  Net realized and unrealized gain
   (loss) on investments................       4.02        6.25       (0.98)           0.92           4.08        6.28
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       3.69        5.94       (1.00)           0.95           3.94        6.11
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)             --             --       (0.10)
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --          (0.61)      (0.01)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.61)      (0.01)      (0.02)             --          (0.61)      (0.11)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   20.37   $   17.29   $   11.36       $   12.38      $   20.80   $   17.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............      21.99%      52.39%      (8.05)%          8.31% (b)     23.23%      53.76%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  86,812   $  57,749   $  13,978       $  13,404      $  14,886   $   5,502
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.91)%     (2.05)%     (0.09)%          2.13% (a)     (0.91)%     (1.05)%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (2.01)%     (2.15)%     (1.19)%          0.15% (a)     (1.01)%     (1.15)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.53%       2.70%       2.87%           2.90% (a)      1.53%       1.70%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.63%       2.80%       3.97%           4.88% (a)      1.63%       1.80%
Portfolio turnover rate++...............        321%         94%         87%            137%           321%         94%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A      $  0.0112   $  0.0243


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.45
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.11*
  Net realized and unrealized gain
   (loss) on investments................        (0.09)
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.02
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.47
                                          -------------
                                          -------------
Total investment return (c).............         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.97%(a)
Portfolio turnover rate++...............           87%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1250
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           TELECOMMUNICATIONS FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................       2.93        1.22       (0.43)       1.17        5.83
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.76        1.09       (0.52)       1.16        5.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      17.70%       7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............      (1.06)%     (0.89)%     (0.55)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.79%       1.74%       1.77%       1.80%        2.0%
  Without expense reductions............       1.84%       1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............         35%         37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1251
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------------
                                                                   CLASS B++                              ADVISOR CLASS+++
                                          -----------------------------------------------------------  ----------------------
                                                                                           APRIL 1,
                                                                                             1993      YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,  ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993       1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.37   $   16.20   $   17.66   $   16.87    $   12.68   $   16.81   $   16.46
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.23)      (0.17)      (0.10)        0.01       (0.09)      (0.05)
  Net realized and unrealized gain
   (loss) on investments................       2.87        1.22       (0.43)       1.17         4.18        2.97        1.22
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.62        0.99       (0.60)       1.07         4.19        2.88        1.17
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)          --          --          --
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net asset value, end of period..........  $   17.58   $   16.37   $   16.20   $   17.66    $   16.87   $   18.28   $   16.81
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------

Total investment return (c).............      17.15%       6.46%      (3.37)%      6.50%        33.0%(b)     18.33%      7.49%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 805,535   $1,007,654  $1,111,520  $1,184,081   $ 455,335   $   4,783   $     945
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.51)%     (1.34)%     (0.99)%     (0.52)%        0.3%(a)     (0.51)%     (0.34)%
  Without expense reductions............      (1.56)%     (1.39)%     (1.05)%       N/A          N/A       (0.56)%     (0.39)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.29%       2.24%       2.27%       2.30%         2.5%(a)      1.29%      1.24%
  Without expense reductions............       2.34%       2.29%       2.33%        N/A          N/A        1.34%       1.29%
Portfolio turnover rate++++.............         35%         37%         62%         57%          41%         35%         37%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A          N/A   $  0.0085   $  0.0165


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.24
                                          -------------
Income from investment operations:
  Net investment income (loss)..........           --
  Net realized and unrealized gain
   (loss) on investments................         1.22
                                          -------------
    Net increase (decrease) from
     investment operations..............         1.22
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   16.46
                                          -------------
                                          -------------
Total investment return (c).............         7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.01%(a)
  Without expense reductions............         0.07%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.27%(a)
  Without expense reductions............         1.33%(a)
Portfolio turnover rate++++.............           62%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1252
                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1997, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds and Portfolios in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

         1253
                             GT GLOBAL THEME FUNDS

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference

         1254
                             GT GLOBAL THEME FUNDS

between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $  4,385,800      $   4,476,600      $121,197
Global Financial Services Portfolio.....      1,715,052          1,813,650        18,080
GT Global Health Care Fund..............     33,287,031         33,773,900        96,689
Global Infrastructure Portfolio.........      3,149,538          3,301,300        84,150
Global Natural Resources Portfolio......     12,448,138         12,910,000        66,945
GT Global Telecommunications Fund.......    132,935,037        137,795,261       888,654

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

         1255
                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Natural Resources Fund had $4,670,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $2,217,765, $4,916,667, $4,008,879 and $26,570,611, respectively, with a weighted average interest rate of 6.14%, 6.61%, 6.32% and 6.32%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the year ended October 31, 1997 was $6,616, $21,656, $64,318 and $527,303, respectively.
Interest expense is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $85,990 for the GT Global Consumer Products and Services Fund, $22,263 for the GT Global Financial Services Fund, $54,971 for the GT Global Health Care Fund, $24,983 for the GT Global Infrastructure Fund, $63,915 for the GT Global Natural Resources Fund, and $131,495 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,032 for the GT Global Consumer Products and Services Fund, $0 for the GT Global Financial Services Fund, $15,375 for the GT Global Health Care Fund, $115 for the GT Global Infrastructure Fund, $12,885 for the GT Global Natural Resources Fund, and $11,930 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $503,378 for the GT Global Consumer Products and Services Fund, $81,031 for the GT Global Financial Services Fund, $530,383 for the GT Global Health Care Fund, $261,504 for the GT Global Infrastructure Fund, $404,993 for the GT Global Natural Resources Fund, and $7,104,939 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets

         1256
                             GT GLOBAL THEME FUNDS

of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                       PURCHASES AND SALES OF SECURITIES

PORTFOLIO                                                                                                 PURCHASES
----------------------------------------------------------------------------------------------------  -----------------
Global Consumer Products and Services Portfolio.....................................................  $     612,647,861
Global Financial Services Portfolio.................................................................         92,386,002
GT Global Health Care Fund..........................................................................        787,196,366
Global Infrastructure Portfolio.....................................................................         39,949,012
Global Natural Resources Portfolio..................................................................        443,019,604
GT Global Telecommunications Fund...................................................................        645,313,904

PORTFOLIO                                                                                                    SALES

----------------------------------------------------------------------------------------------------  -------------------

Global Consumer Products and Services Portfolio.....................................................  $       664,389,208

Global Financial Services Portfolio.................................................................           40,245,074

GT Global Health Care Fund..........................................................................          891,939,099

Global Infrastructure Portfolio.....................................................................           39,409,094

Global Natural Resources Portfolio..................................................................          403,198,520

GT Global Telecommunications Fund...................................................................        1,492,219,852


4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1257
                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS & SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,438,964  $  69,880,587    6,142,401  $ 118,779,939
Shares issued in connection with
  reinvestment of distributions.........      143,274      2,884,089       13,656        202,166
                                          -----------  -------------  -----------  -------------
                                            3,582,238     72,764,676    6,156,057    118,982,105
Shares repurchased......................   (4,424,828)   (88,957,730)  (2,769,898)   (54,486,898)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................     (842,590) $ (16,193,054)   3,386,159  $  64,495,207
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    2,703,434  $  53,329,784    5,689,956  $ 110,105,123
Shares issued in connection with
  reinvestment of distributions.........      168,859      3,364,713       10,957        161,052
                                          -----------  -------------  -----------  -------------
                                            2,872,293     56,694,497    5,700,913    110,266,175
Shares repurchased......................   (2,802,820)   (55,171,454)  (1,675,446)   (32,960,366)
                                          -----------  -------------  -----------  -------------
Net increase............................       69,473  $   1,523,043    4,025,467  $  77,305,809
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
- ----------------------------------------
Shares sold.............................      287,832  $   6,471,623      589,226  $  12,396,492
Shares issued in connection with
  reinvestment of distributions.........       15,186        308,573          402          5,969
                                          -----------  -------------  -----------  -------------
                                              303,018      6,780,196      589,628     12,402,461
Shares repurchased......................     (386,341)    (7,704,551)    (248,775)    (5,293,607)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (83,323) $    (924,355)     340,853  $   7,108,854
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL FINANCIAL SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,783,353  $  60,418,186      900,372  $  11,973,497
Shares issued in connection with
  reinvestment of distributions.........       35,121        488,531        3,997         50,562
                                          -----------  -------------  -----------  -------------
                                            3,818,474     60,906,717      904,369     12,024,059
Shares repurchased......................   (2,611,893)   (41,931,634)    (867,261)   (11,494,650)
                                          -----------  -------------  -----------  -------------
Net increase............................    1,206,581  $  18,975,083       37,108  $     529,409
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,102,099  $  64,968,183      596,980  $   7,792,181
Shares issued in connection with
  reinvestment of distributions.........       44,922        618,563        2,898         36,456
                                          -----------  -------------  -----------  -------------
                                            4,147,021     65,586,746      599,878      7,828,637
Shares repurchased......................   (2,045,933)   (32,384,709)    (281,339)    (3,677,982)
                                          -----------  -------------  -----------  -------------
Net increase............................    2,101,088  $  33,202,037      318,539  $   4,150,655
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      220,956  $   4,021,549        3,500  $      47,698
Shares issued in connection with
  reinvestment of distributions.........          359          5,018           35            420
                                          -----------  -------------  -----------  -------------
                                              221,315      4,026,567        3,535         48,118
Shares repurchased......................      (11,568)      (198,290)      (1,103)       (14,704)
                                          -----------  -------------  -----------  -------------
Net increase............................      209,747  $   3,828,277        2,432  $      33,414
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

         1258
                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   31,631,342  $ 772,292,073   84,410,204  $1,903,687,570
Shares issued in connection with
  reinvestment of distributions.........    1,208,813     27,043,227    2,009,491     41,475,881
                                          -----------  -------------  -----------  -------------
                                           32,840,155    799,335,300   86,419,695  1,945,163,451
Shares repurchased......................  (35,792,763)  (876,621,319) (86,124,175) (1,957,478,015)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (2,952,608) $ (77,286,019)     295,520  $ (12,314,564)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    6,206,431  $ 152,327,079    6,741,207  $ 157,453,975
Shares issued in connection with
  reinvestment of distributions.........      321,688      7,045,104      411,416      8,363,880
                                          -----------  -------------  -----------  -------------
                                            6,528,119    159,372,183    7,152,623    165,817,855
Shares repurchased......................   (5,770,947)  (142,017,878)  (5,784,194)  (129,761,569)
                                          -----------  -------------  -----------  -------------
Net increase............................      757,172  $  17,354,305    1,368,429  $  36,056,286
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,865,809  $  48,687,774    1,142,479  $  27,246,793
Shares issued in connection with
  reinvestment of distributions.........        2,543         57,375        3,280         67,679
                                          -----------  -------------  -----------  -------------
                                            1,868,352     48,745,149    1,145,759     27,314,472
Shares repurchased......................   (1,676,189)   (43,406,078)  (1,121,971)   (26,090,499)
                                          -----------  -------------  -----------  -------------
Net increase............................      192,163  $   5,339,071       23,788  $   1,223,973
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL INFRASTRUCTURE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    1,282,535  $  19,272,428    2,175,475  $  30,275,819
Shares issued in connection with
  reinvestment of distributions.........      123,795      1,776,449           --             --
                                          -----------  -------------  -----------  -------------
                                            1,406,330     21,048,877    2,175,475     30,275,819
Shares repurchased......................   (1,518,962)   (23,157,570)  (2,503,715)   (33,964,432)
                                          -----------  -------------  -----------  -------------
Net decrease............................     (112,632) $  (2,108,693)    (328,240) $  (3,688,613)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
- ----------------------------------------
Shares sold.............................    1,233,796  $  18,394,879      903,064  $  12,423,925
Shares issued in connection with
  reinvestment of distributions.........      164,966      2,337,575           --             --
                                          -----------  -------------  -----------  -------------
                                            1,398,762     20,732,454      903,064     12,423,925
Shares repurchased......................   (1,288,192)   (19,574,097)  (1,306,101)   (17,421,173)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      110,570  $   1,158,357     (403,037) $  (4,997,248)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      154,643  $   2,526,548       11,122  $     154,109
Shares issued in connection with
  reinvestment of distributions.........        1,147         16,592           --             --
                                          -----------  -------------  -----------  -------------
                                              155,790      2,543,140       11,122        154,109
Shares repurchased......................      (12,773)      (202,670)      (5,256)       (70,861)
                                          -----------  -------------  -----------  -------------
Net increase............................      143,017  $   2,340,470        5,866  $      83,248
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

         1259
                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   14,008,426  $ 250,536,207    9,220,103  $ 142,385,816
Shares issued in connection with
  reinvestment of distributions.........       97,424      1,671,792        3,977         47,892
                                          -----------  -------------  -----------  -------------
                                           14,105,850    252,207,999    9,224,080    142,433,708
Shares repurchased......................  (13,512,928)  (239,425,288)  (7,529,884)  (116,812,100)
                                          -----------  -------------  -----------  -------------
Net increase............................      592,922  $  12,782,711    1,694,196  $  25,621,608
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    5,227,207  $  91,103,073    4,288,540  $  66,460,658
Shares issued in connection with
  reinvestment of distributions.........      120,229      2,044,194          709          8,495
                                          -----------  -------------  -----------  -------------
                                            5,347,436     93,147,267    4,289,249     66,469,153
Shares repurchased......................   (4,425,914)   (75,084,090)  (2,178,862)   (33,276,553)
                                          -----------  -------------  -----------  -------------
Net increase............................      921,522  $  18,063,177    2,110,387  $  33,192,600
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,573,656  $  31,848,691      663,037  $  10,703,010
Shares issued in connection with
  reinvestment of distributions.........        7,576        130,389           77            922
                                          -----------  -------------  -----------  -------------
                                            1,581,232     31,979,080      663,114     10,703,932
Shares repurchased......................   (1,180,622)   (22,478,170)    (356,384)    (5,379,503)
                                          -----------  -------------  -----------  -------------
Net increase............................      400,610  $   9,500,910      306,730  $   5,324,429
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL TELECOMMUNICATIONS FUND

                                                   YEAR ENDED                     YEAR ENDED
                                                OCTOBER 31, 1997               OCTOBER 31, 1996
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................    86,491,272  $ 1,449,735,933   161,134,594  $ 2,777,197,821
Shares issued in connection with
  reinvestment of distributions.........     4,872,560       77,134,577     3,376,395       52,886,360
                                          ------------  ---------------  ------------  ---------------
                                            91,363,832    1,526,870,510   164,510,989    2,830,084,181
Shares repurchased......................  (113,032,156)  (1,893,258,359) (174,818,005)  (3,017,740,549)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (21,668,324) $  (366,387,849)  (10,307,016) $  (187,656,368)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................     9,249,969  $   152,245,081    15,365,874  $   260,167,785
Shares issued in connection with
  reinvestment of distributions.........     4,413,826       68,371,781     2,882,770       44,452,585
                                          ------------  ---------------  ------------  ---------------
                                            13,663,795      220,616,862    18,248,644      304,620,370
Shares repurchased......................   (29,383,147)    (477,593,385)  (25,319,583)    (426,829,324)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (15,719,352) $  (256,976,523)   (7,070,939) $  (122,208,954)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................     2,029,510  $    36,070,768     1,229,487  $    21,592,338
Shares issued in connection with
  reinvestment of distributions.........        11,071          176,806         2,119           33,270
                                          ------------  ---------------  ------------  ---------------
                                             2,040,581       36,247,574     1,231,606       21,625,608
Shares repurchased......................    (1,835,151)     (32,553,269)   (1,216,785)     (21,450,446)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       205,430  $     3,694,305        14,821  $       175,162
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1997, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $ 123,570
Global Financial Services Portfolio......................................................................................     13,622
GT Global Health Care Fund...............................................................................................     81,354
Global Infrastructure Portfolio..........................................................................................        720
Global Natural Resources Portfolio.......................................................................................     71,129
GT Global Telecommunications Fund........................................................................................    163,244

         1260
                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by Global Consumer Products Portfolio, GT Global Health Care Fund, and GT Global Telecommunications Fund at October 31, 1997 amounted to $1,943,798, $251,388,855, and $113,211,488, respectively, at value.

Transactions during the period with companies that are or were affiliates are as follows:

GLOBAL CONSUMER PRODUCTS PORTFOLIO

                                                                          SALES        NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
O & Y Properties Inc. Sp Wts......................  $     1,996,065  $            --  $            --  $         --

GT GLOBAL HEALTH CARE FUND

                                                       PURCHASES          SALES        NET REALIZED      DIVIDEND
                                                         COST           PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
ATL Ultrasound, Inc...............................  $    22,092,644  $     7,075,476  $     1,636,015  $         --
AVECOR Cardiovascular, Inc........................        1,034,472               --               --            --
Cardiac Pathways Corp.............................        8,400,212               --               --            --
Cardiovascular Dynamics Inc.......................        3,500,454               --               --            --
Catalytica, Inc...................................       10,691,833       16,327,767        8,539,392            --
Cell Therapeutics Inc.............................       12,018,948               --               --            --
Circon Corp.......................................               --        2,739,253          568,655            --
Depotech Corp.....................................       12,202,500        5,683,922          896,972            --
Endosonics Corp...................................       20,775,778        4,411,500         (979,619)           --
INAMED Corp.......................................        3,033,798           90,000         (108,753)           --
Interferon........................................        5,870,743        3,085,840          839,277
Kensey Nash Corp..................................        5,159,335        1,561,197        1,266,168            --
Life Medical Sciences, Inc........................        2,096,223          442,500         (352,500)           --
Micro Therapeutics, Inc...........................        1,800,000           66,248            6,248            --
Photoelectron Corp................................        2,822,805               --               --            --
Physio-Control International Corp.................       16,172,912        1,542,063           65,018            --
Protein Design Labs, Inc..........................       12,029,386       22,123,118           40,261            --
Regeneron Pharmaceuticals, Inc....................       15,114,745        2,161,577          277,371            --
Sunrise Medical, Inc..............................        3,237,927               --               --            --
TheraTech, Inc....................................        7,797,057               --               --            --
Visx, Inc.........................................       12,660,684        8,329,268         (295,181)           --

GT GLOBAL TELECOMMUNICATIONS FUND

                                                                          SALES         NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)        INCOME
                                                    ---------------  ---------------  ----------------  ------------
ANTEC Corp........................................  $            --  $     8,346,027  $    (10,335,549) $         --
Atlantic Tele-Network, Inc........................               --        1,368,992           (86,633)           --
DSP Communications, Inc...........................       22,490,263       10,010,074       (10,387,819)           --
Echostar Communications Corp. "A".................               --               --                --            --
Gandalf Technologies, Inc.........................               --        4,316,779       (27,050,916)           --
Grupo Mexicano de Video - 144A ADR................               --               --                --            --
Himachal Futuristic Communications Ltd. - 144A
  GDR.............................................               --        1,643,750        (7,656,250)           --
Intermedia Communications of Florida, Inc.........          508,750               --                --            --
International Engineering PLC - Foreign...........               --        3,181,312       (15,784,033)      305,427
Millicom International Cellular S.A...............               --               --                --            --
Orbital Sciences Corp.............................          430,000        6,351,505         1,003,380            --
PT Kabelindo Murni - Foreign......................               --        1,394,687        (5,501,277)           --
Spectrian Corp....................................               --       10,450,207        (9,831,404)           --
Tekelec...........................................          292,878       43,271,004        31,126,430            --
Tele 2000 S.A.....................................               --       10,524,931        (2,848,177)           --
Three-Five Systems, Inc...........................               --        1,862,340        (1,738,353)           --

         1261
                             GT GLOBAL THEME FUNDS

FEDERAL TAX INFORMATION (UNAUDITED): Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1997:

                                                   FOREIGN                    FOREIGN
                                          -------------------------   -----------------------
FUND                                      SOURCE INCOME   PER SHARE    TAXES PAID   PER SHARE
----------------------------------------  -------------   ---------   ------------  ---------
GT Global Consumer Products and Services
  Fund..................................          --            --             --         --
GT Global Financial Services Fund.......     $699,745      $0.1412    $    77,681    $0.0157
GT Global Health Care Fund..............          --            --             --         --
GT Global Infrastructure Fund...........          --            --             --         --
GT Global Natural Resources Fund........          --            --             --         --
GT Global Telecommunications Fund.......          --            --             --         --

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                          CAPITAL GAIN
FUND                                        DIVIDEND
----------------------------------------  ------------
GT Global Consumer Products and Services
  Fund..................................  $    330,657
GT Global Financial Services Fund.......       740,650
GT Global Health Care Fund..............            --
GT Global Infrastructure Fund...........     3,083,268
GT Global Natural Resources Fund........     2,673,826
GT Global Telecommunications Fund.......   166,632,944

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1997:

FUND
----------------------------------------
GT Global Consumer Products and Services
  Fund..................................      2.57%
GT Global Financial Services Fund.......     13.12%
GT Global Health Care Fund..............         --
GT Global Infrastructure Fund...........         --
GT Global Natural Resources Fund........      2.48%
GT Global Telecommunications Fund.......         --

         1262

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION


                         CLASS A AND CLASS B SHARES OF



                       AIM GLOBAL GOVERNMENT INCOME FUND


                           AIM STRATEGIC INCOME FUND


                         AIM EMERGING MARKETS DEBT FUND

                        AIM GLOBAL GROWTH & INCOME FUND


                             (SERIES PORTFOLIOS OF


                             AIM INVESTMENT FUNDS)


                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE

            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE

                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998

RELATING TO THE AIM GLOBAL GOVERNMENT INCOME FUND PROSPECTUS, THE AIM STRATEGIC
 INCOME FUND PROSPECTUS, THE AIM EMERGING MARKETS DEBT FUND PROSPECTUS, AND THE
    AIM GLOBAL GROWTH & INCOME FUND PROSPECTUS EACH DATED SEPTEMBER 8, 1998

         1263

                               TABLE OF CONTENTS


                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................      4
GENERAL INFORMATION ABOUT THE FUNDS.........................      4
  The Trust and Its Shares..................................      4
INVESTMENT OBJECTIVES AND POLICIES..........................      5
  Investment Objectives.....................................      5
  Investment in Emerging Markets............................      5
  Selection of Debt Investments.............................      5
  Selection of Equity Investments...........................      6
  Investments in Other Investment Companies.................      6
  Depositary Receipts.......................................      6
  Samurai and Yankee Bonds..................................      7
  Warrants or Rights........................................      7
  Lending of Portfolio Securities...........................      7
  Commercial Bank Obligations...............................      7
  Repurchase Agreements.....................................      8
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................      8
  Short Sales...............................................      9
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................     10
  Special Risks of Options, Futures and Currency
     Strategies.............................................     10
  Writing Call Options......................................     10
  Writing Put Options.......................................     11
  Purchasing Put Options....................................     12
  Purchasing Call Options...................................     12
  Index Options.............................................     13
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................     14
  Options on Futures Contracts..............................     16
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................     17
  Forward Contracts.........................................     17
  Foreign Currency Strategies -- Special Considerations.....     18
  Cover.....................................................     18
  Interest Rate and Currency Swaps..........................     19
RISK FACTORS................................................     19
  Illiquid Securities.......................................     19
  Foreign Securities........................................     20
INVESTMENT LIMITATIONS......................................     23
  Government Income Fund....................................     23
  Strategic Income Fund.....................................     24
  Emerging Markets Debt Fund and the Portfolio..............     25
  Growth & Income Fund......................................     27
EXECUTION OF PORTFOLIO TRANSACTIONS.........................     28
  Portfolio Trading and Turnover............................     29
MANAGEMENT..................................................     30
  Trustees and Executive Officers...........................     30
  Investment Management and Administration Services.........     32
  Expenses of the Funds and the Portfolio...................     33
THE DISTRIBUTION PLANS......................................     34
  The Class A Plan..........................................     34
  The Class B Plan..........................................     34
  Both Plans................................................     34
THE DISTRIBUTOR.............................................     37
NET ASSET VALUE DETERMINATION...............................     38

         1264


                                                              PAGE NO.
                                                              --------
HOW TO PURCHASE AND REDEEM SHARES...........................     38
QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE.............     40
PROGRAMS AND SERVICES FOR SHAREHOLDERS......................     40
DIVIDEND ORDER..............................................     40
TAXES.......................................................     40
  Taxation of the Funds.....................................     40
  Taxation of the Portfolio -- General......................     40
  Taxation of Certain Investment Activities.................     41
  Taxation of the Funds' Shareholders.......................     43
MISCELLANEOUS INFORMATION...................................     43
  Custodian.................................................     43
  Transfer Agency and Accounting Agency Services............     44
  Independent Accountants...................................     44
  Shareholder Liability.....................................     44
  Names.....................................................     44
  Control Persons and Principal Holders of Securities.......     45
INVESTMENT RESULTS..........................................     46
  Standardized Returns -- Total Return Quotations...........     46
  Non-Standardized Returns..................................     46
  Yield Quotations..........................................     48
  Performance Information...................................     48
APPENDIX....................................................     50
  Description of Bond Ratings...............................     50
  Description of Commercial Paper Ratings...................     51
  Absence of Rating.........................................     51
FINANCIAL STATEMENTS........................................     FS

         1265

                                  INTRODUCTION


  This Statement of Additional Information relates to the Class A and Class B shares of AIM Global Government Income Fund ("Government Income Fund"), AIM Strategic Income Fund ("Strategic Income Fund"), AIM Emerging Markets Debt Fund (formerly known as AIM Global High Income Fund) ("Emerging Markets Debt Fund"), and AIM Global Growth & Income Fund ("Growth & Income Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a non-diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor and sub-administrator for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Emerging Markets Debt Portfolio (formerly known as the Global High Income Portfolio) (the "Portfolio"). AIM and the Sub-advisor also serve as the administrator and sub-administrator, respectively, of the Emerging Markets Debt Fund.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Government Income Fund is included in a Prospectus dated September 8, 1998, for Strategic Income Fund is included in a separate Prospectus dated September 8, 1998, for Emerging Markets Debt Fund is included in a separate Prospectus dated September 8, 1998, and for Growth & Income Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus, and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Health Care Fund, AIM Global Telecommunications Fund, AIM Global Government Income Fund, AIM Emerging Markets Debt Fund, AIM Strategic Income Fund, AIM Global Growth and Income Fund, AIM Emerging Markets Fund, AIM Developing Markets Fund, and AIM Latin American Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).


  This Statement of Additional Information relates solely to the Class A and Class B shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, and Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such

         1266

conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES


  The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the Emerging Markets Debt Fund primarily seek high current income and secondarily seek capital appreciation. The Emerging Markets Debt Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the Emerging Markets Debt Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the Emerging Markets Debt Fund will be its interest in the Portfolio. The Emerging Markets Debt Fund may withdraw its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Emerging Markets Debt Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus. The investment objective of the Growth & Income Fund is long-term capital appreciation together with current income. The Growth & Income Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.


INVESTMENT IN EMERGING MARKETS

  The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets:
Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


  In addition to the factors set forth in the Prospectus, the Sub-advisor will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF DEBT INVESTMENTS


  In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund, and the Portfolio, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund, and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


  The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations: (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics. Money market instruments in which the Growth & Income Fund may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and

         1267


repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-advisor to be of comparable quality.


SELECTION OF EQUITY INVESTMENTS


  With respect to Growth & Income Fund, for investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or
(b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the Emerging Markets Debt Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.


DEPOSITARY RECEIPTS

  The Growth & Income Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the

         1268

performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

SAMURAI AND YANKEE BONDS

  The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS


  Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio each will have a right to call each loan and obtain the securities within the stated settlement period. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Strategic Income Fund, the Growth & Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund, the Growth & Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time

         1269

of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Strategic Income Fund, the Growth & Income Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Trust's or the Portfolio's Board of Trustees. The Sub-advisor reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund and the Growth & Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of each Fund's total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists. There is no limitation on the amount of the Growth & Income Fund's assets that may be subject to repurchase agreements at any time.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS


  The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's borrowings will not exceed 30% of the Fund's or the Portfolio's respective total assets, i.e., the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund's or the Portfolio's respective total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's holdings or other factors cause the ratio of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the respective Fund or the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Government Income Fund, the Strategic Income Fund the Growth & Income Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.


  The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's fundamental investment limitations permit them to borrow money for leveraging purposes. The Government Income Fund and the Growth & Income Fund, however, currently are prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. The Strategic Income Fund and the Portfolio may borrow for leveraging purposes. If the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Strategic Income Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the

         1270

proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

  In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         1271

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could suffer a loss. In either such case, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio would have been in a better position had it not hedged at all.


          (4) As described below, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

         1272

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's fundamental investment policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.


  The premium that the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


  A Fund or the Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price

         1273

that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


  A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio
         1274

could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's total assets at the time of purchase.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple

         1275

(the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund or the Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates. The Growth & Income Fund may also enter into stock index Futures Contracts as a hedge against changes in stock prices and the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into Futures Contracts on indices of debt securities.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

         1276

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio.

  The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

         1277

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

         1278

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolio's Board of Trustees, as applicable.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are

         1279

entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


  A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund or the Portfolio) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

         1280

INTEREST RATE AND CURRENCY SWAPS


  The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Sub-advisor, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's or S&P, or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-advisor. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


                                  RISK FACTORS

ILLIQUID SECURITIES

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in

         1281

purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's or the Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Trust's or the Portfolio's Board of Trustees. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of a Fund or the Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Fund or the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund or Portfolio increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund or the Portfolio.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such

         1282


financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


  Currency Fluctuations. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

  Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.


  The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and
(iii) possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

         1283

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Australia, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.


  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted

         1284

to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/ or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. The Strategic Income Fund, the Growth & Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. Similarly, for Growth & Income Fund, investing in the equity securities of companies in emerging markets entails additional risks. These risks affecting debt and equity investments in emerging markets include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             INVESTMENT LIMITATIONS


  Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by a majority of the outstanding shares of the Fund or Portfolio, as applicable. Whenever the Emerging Markets Debt Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.



GOVERNMENT INCOME FUND


  The Government Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

         1285

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Borrow money to purchase securities or borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

          (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

STRATEGIC INCOME FUND

  The Strategic Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to

         1286

     such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of the Strategic Income Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest more than 15% of its total assets in illiquid securities;

          (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.);

          (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


EMERGING MARKETS DEBT FUND AND THE PORTFOLIO



  The Emerging Markets Debt Fund and the Portfolio each may not:


          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         1287

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; or

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


  The following investment policies of the Emerging Markets Debt Fund and the Portfolio are not fundamental policies and may be changed by vote of the Trust's Board of Trustees or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:


          (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

          (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
     Fund);

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

         1288

GROWTH & INCOME FUND

  Growth & Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;


          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or


          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial operations and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of the Growth & Income Fund are not fundamental policies and may be changed by vote of the Trust without shareholder approval. The Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

         1289

          (6) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to each Fund's Prospectus for further information about each Fund's respective investment objectives, which may not be changed without the approval of shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's and the Portfolio's Board of Trustees, the Sub-advisor is responsible for the execution of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's portfolio transactions and the selection of broker/dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing transactions, the Sub-advisor seeks the best net results for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


  Consistent with the interests of the Funds and the Portfolio, the Sub-advisor may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.



  Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.

         1290


  Under a policy adopted by the Trust's and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


  Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.


  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



  The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM and the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid aggregate brokerage commissions of $0, $86,600 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Government Income Fund paid aggregate brokerage commissions of $4,987, $24,663 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Strategic Income Fund paid aggregate brokerage commissions of $6,177, $85,404 and $0, respectively. For the fiscal years ended October 31, 1997, 1996, and 1995, the Growth & Income Fund paid aggregate brokerage commissions of $463,307, $257,953 and $318,958, respectively. For the fiscal years ended October 31, 1996 and 1997, the Growth & Income Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $16,898 and $12,262, respectively, for transactions involving purchases and sales of portfolio securities which represented 6.55% and 2.65%, respectively, of the total brokerage commissions paid by the Fund and 5.69% and 2.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER


  Each Fund and the Portfolio engages in portfolio trading when the Sub-advisor concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Sub-advisor believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The

         1291

portfolio turnover rates for the Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio the last two fiscal years were as follows:


                                                               YEAR ENDED      YEAR ENDED
                                                              OCT. 31, 1997   OCT. 31, 1996
                                                              -------------   -------------
Government Income Fund......................................       241%            268%
Strategic Income Fund.......................................       149%            177%
Emerging Markets Debt Portfolio.............................       214%            290%
Growth & Income Fund........................................        50%             39%



                                   MANAGEMENT


TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's and the Portfolio's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


---------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT     PRINCIPAL OCCUPATION WITH REGISTRANT
---------------------------------------------------------------------------------------------------------
 ROBERT H. GRAHAM (51)        Trustee, Chairman of the Board  Director, President and Chief Executive
                              and President                   Officer, A I M Management Group Inc.;
                                                              Director and President, A I M Advisors,
                                                              Inc.; Director and Senior Vice President,
                                                              A I M Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services,
                                                              Inc. and Fund Management Company; and
                                                              Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)       Trustee                         President, Plantagenet Capital Management,
 220 Sansome Street                                           LLC (an investment partnership); Chief
 Suite 400                                                    Executive Officer, Plantagenet Holdings,
 San Francisco, CA 94104                                      Ltd. (an investment banking firm);
                                                              Director, Anderson Capital Management, Inc.
                                                              since 1988; Director, PremiumWear, Inc.
                                                              (formerly Munsingwear, Inc.) (a casual
                                                              apparel company); Director, "R" Homes, Inc.
                                                              and various other companies; and Trustee,
                                                              each of the other investment companies
                                                              registered under the 1940 Act that is sub-
                                                              advised or sub-administered by the
                                                              Sub-advisor.
---------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)         Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                       Director and Chairman, C.D. Stimson Company
 Suite 2400                                                   (a private investment company); and
 San Francisco, CA 94111                                      Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered by
                                                              the Sub-advisor.
---------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)     Trustee                         Managing Partner, Accel Partners (a venture
 428 University Avenue                                        capital firm); Director, Viasoft and
 Palo Alto, CA 94301                                          PageMart, Inc. (both public software
                                                              companies) and several other privately held
                                                              software and communications companies; and
                                                              Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered by
                                                              the Sub-advisor.
---------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)         Trustee                         Private investor; President, Quigley
 1055 California Street                                       Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                      advisory services firm) from 1984 to 1986;
                                                              and Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered by
                                                              the Sub-advisor.
---------------------------------------------------------------------------------------------------------

         1292


---------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT     PRINCIPAL OCCUPATION WITH REGISTRANT
---------------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)         Vice President                  Director, Senior Vice President and
                                                              Treasurer, A I M Advisors, Inc.; Vice
                                                              President and Treasurer, A I M Management
                                                              Group Inc., A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund
                                                              Services, Inc. and Fund Management Company.
---------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)      Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street         Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                      Vice President -- Mutual Fund Accounting,
                                                              the Sub-advisor from 1992 to 1997.
---------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)         Vice President                  Vice President and Chief Compliance
                                                              Officer, A I M Advisors, Inc., A I M
                                                              Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services,
                                                              Inc. and Fund Management Company.
---------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)            Vice President                  Director and President, A I M Capital
                                                              Management, Inc.; Director and Senior Vice
                                                              President, A I M Management Group Inc. and
                                                              A I M Advisors, Inc.; and Director, A I M
                                                              Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)            Vice President and Secretary    Chief Legal and Compliance Officer -- North
 50 California Street                                         America, the Sub-advisor since October
 San Francisco, CA 94111                                      1997; Secretary and Chief Legal and
                                                              Compliance Officer, INVESCO (NY) Asset
                                                              Management, Inc., INVESCO (NY), Inc., GT
                                                              Global Investor Services, Inc. and G.T.
                                                              Insurance since August 1997; Secretary and
                                                              Chief Legal and Compliance Officer, GT
                                                              Global from August 1997 to April 1998;
                                                              Executive Vice President of the Asset
                                                              Management Division of Liechtenstein Global
                                                              Trust AG, from October 1996 to May 1998;
                                                              Senior Vice President, General Counsel and
                                                              Secretary of INVESCO (NY) Asset Management,
                                                              Inc., INVESCO (NY), Inc., GT Global, GT
                                                              Global Investor Services, Inc. and G.T.
                                                              Insurance from May 1994 to October 1996;
                                                              and Senior Vice President, General Counsel
                                                              and Secretary of Strong/ Corneliuson
                                                              Management, Inc. and Secretary of each of
                                                              the Strong Funds from October 1991 to May
                                                              1994.
---------------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (43)       Vice President                  Director, Senior Vice President, General
                                                              Counsel and Secretary, A I M Advisors,
                                                              Inc.; Vice President, General Counsel and
                                                              Secretary, A I M Management Group Inc.;
                                                              Director, Vice President and General
                                                              Counsel, Fund Management Company; Vice
                                                              President and General Counsel, A I M Fund
                                                              Services, Inc.; and Vice President, A I M
                                                              Capital Management, Inc. and A I M
                                                              Distributors, Inc.
---------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)          Vice President and Assistant    Vice President and Fund Controller, A I M
                              Treasurer                       Advisors, Inc.; and Assistant Vice
                                                              President and Assistant Treasurer, Fund
                                                              Management Company.
---------------------------------------------------------------------------------------------------------


---------------

+ Mr. Arthur and Ms. Relihan are married to each other.


  The Board of Trustees has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-advisor or any affiliated company is paid

         1293


aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers, or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-advised by the Sub-advisor for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



  AIM serves as the Government Income Fund's, the Strategic Income Fund's and the Growth & Income Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Trust Management Contract"). The Sub-advisor serves as the Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration Agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and AIM ("Portfolio Management Contract") (collectively, "Management Contracts"). The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). AIM serves as the Emerging Markets Debt Fund's administrator under an Administration Contract ("Administration Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to the Government Income Fund, the Strategic Income Fund and the Growth & Income Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio and as administrators, AIM and the Sub-advisor administer each Fund's and the Portfolio's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust, the Funds, and the Portfolio and provide suitable office space, necessary small office equipment and utilities.



  The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or the Administration Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio, and the Administration Contracts provide that with respect to the Emerging Markets Debt Fund, either the Trust, the Portfolio or each of AIM or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



  In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1997........................................................  $2,403,043
1996........................................................   3,672,503
1995........................................................   4,946,971

         1294


  In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1997........................................................  $3,474,804
1996........................................................   3,807,689
1995........................................................   4,293,053


  In each of the last three fiscal years the Growth & Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1997........................................................  $6,900,695
1996........................................................   6,282,438
1995........................................................   6,301,399


  In each of the last three fiscal years the Emerging Markets Debt Portfolio paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1997........................................................  $2,971,167
1996........................................................   3,014,924
1995........................................................   2,411,786


  In each of the last three fiscal years the Emerging Markets Debt Fund paid administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1997........................................................  $1,136,471
1996........................................................   1,015,220
1995........................................................     860,884


EXPENSES OF THE FUNDS AND THE PORTFOLIO



  Each Fund and the Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared by the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

         1295

                             THE DISTRIBUTION PLANS

THE CLASS A PLAN

  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.
         1296

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.



  For the fiscal year ended October 31, 1997, each Fund paid the following amounts under the Prior Plan:



                                                                            % OF CLASS
                                                                           AVERAGE DAILY
                                                                            NET ASSETS
                                                                         -----------------
                                               CLASS A     CLASS B       CLASS A   CLASS B
                                               --------   ----------     -------   -------
Government Income Fund.......................  $672,237   $1,392,803      0.35%     1.00%
Strategic Income Fund........................  $560,886   $3,185,408      0.35%     1.00%
Emerging Markets Debt Fund(1)................  $605,133   $2,653,191      0.35%     1.00%
Growth & Income Fund.........................  $994,519   $4,233,024      0.35%     1.00%


---------------


(1) Formerly known as the AIM High Income Fund.



  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended October 31, 1997 follows:



                                                                       EMERGING
                                       GOVERNMENT     STRATEGIC        MARKETS         GROWTH &
                                       INCOME FUND   INCOME FUND      DEBT FUND       INCOME FUND
                                       -----------   -----------   ----------------   -----------
CLASS A
  Compensation to Underwriters to
     partially offset other marketing
     expenses........................   $192,068      $160,253         $172,895        $284,148
  Compensation to Dealers including
     finder's fees...................   $480,169      $400,633         $432,238        $710,371

         1297


  Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended October 31, 1997 as follows:



                                       GOVERNMENT     STRATEGIC    EMERGING MARKETS    GROWTH &
                                       INCOME FUND   INCOME FUND      DEBT FUND       INCOME FUND
                                       -----------   -----------   ----------------   -----------
CLASS B
  Compensation to Underwriters to
     partially offset upfront dealer
     commissions and other marketing
     costs...........................  $1,044,602    $2,389,056       $1,989,893      $3,174,768
  Compensation to Dealers............  $  348,201    $  796,352       $  663,298      $1,058,256



  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.


  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.


  The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

         1298

                                THE DISTRIBUTOR


  Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Directors on Trustees May 7, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."


  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.


  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended October 31, 1997.



                                                                      1997
                                                              --------------------
                                                               SALES       AMOUNT
                                                              CHARGES     RETAINED
                                                              --------    --------
Government Income Fund......................................  $ 67,477    $10,240
Strategic Income Fund.......................................  $111,949    $29,451
Emerging Markets Debt Fund..................................  $199,201    $65,982
Growth & Income Fund........................................  $208,844    $52,850



  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended October 31, 1997, for Class A and Class B shares:



                                                       1997         1996         1995
                                                    ----------   ----------   ----------
Government Income Fund............................  $1,123,616   $1,467,051   $1,596,085
Strategic Income Fund.............................  $1,750,253   $1,925,586   $1,337,974
Emerging Markets Debt Fund........................  $1,617,145   $1,739,271   $2,443,970
Growth & Income Fund..............................  $1,199,637   $1,485,113   $1,552,827

         1299


                         NET ASSET VALUE DETERMINATION



  The net asset value per share of each Fund or Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund or Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the equity securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's or Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.


  Each equity security held is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair market value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Funds and the Portfolio.


                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchases of the AIM Funds" and "Special Plans."


  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses. In addition, the Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectuses, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the prospectuses.



  Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results

         1300

from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


  Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the prospectuses under the heading "Exchange Privilege."



  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc., ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         1301


                QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE



  As described in each prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the prospectus, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectus.



                     PROGRAMS AND SERVICES FOR SHAREHOLDERS



  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



                                 DIVIDEND ORDER



  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                                     TAXES

TAXATION OF THE FUNDS


  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The Emerging Markets Debt Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements described above to qualify as a RIC.


  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


  See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the Emerging Markets Debt Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, the Portfolio.


TAXATION OF THE PORTFOLIO -- GENERAL


  The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the Emerging Markets Debt Fund, as an investor in the

         1302

Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.


  Because, as noted above, the Emerging Markets Debt Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Emerging Markets Debt Fund will be able to continue to satisfy all those requirements.



  Distributions to the Emerging Markets Debt Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Emerging Markets Debt Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES

  For purposes of the following discussion, "Investor Funds" means the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio.


  Foreign Taxes. Interest and dividends received by an Investor Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of an Investor Fund's total assets (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, an Investor Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Investor Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.



  Passive Foreign Investment Companies. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Investor Fund is a U.S. shareholder (effective with respect to each Investor Fund for its taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an Investor Fund will be subject to federal income tax on a part (or, in the case of the Emerging Markets Debt Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the Emerging Markets Debt Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the Emerging Markets Debt Fund, the

         1303

Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


  If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) would be required to include in income each year its pro rata share (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


  Effective for its taxable year beginning November 1, 1998, each Investor Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over an Investor Fund's adjusted basis therein as of the end of that year. Pursuant to the election, an Investor Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. An Investor Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


  Options, Futures and Foreign Currency Transactions. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund).


  Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If an Investor Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by an Investor Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


  The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the Emerging Markets

         1304


Debt Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Strategic Income Fund or the Emerging Markets Debt Fund, or both, may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the Emerging Markets Debt Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the Emerging Markets Debt Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Growth & Income Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by that Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Funds other than the Growth & Income Fund are not expected to pay dividends eligible for that deduction.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolio. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in

         1305

foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges or shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor also serves as each Fund's pricing and accounting agent. As of October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-advisor of Government Income Fund, Strategic Income Fund, Emerging Markets Debt Fund and Growth & Income Fund $85,149, $127,205, $40,218 and $183,323; $123,309, $131,517, $34,980 and
$162,035; and $116,607, $101,697, $22,563 and $40,735, respectively.


INDEPENDENT ACCOUNTANTS


  The Funds' and the Portfolio's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Trust, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



  The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES


  Prior to May 29, 1998, AIM Emerging Markets Debt Fund, formerly AIM Global High Income Fund, operated under the name of GT Global High Income Fund; AIM Strategic Income Fund operated under the name of GT Global Strategic Income Fund; AIM Global Government Income Fund operated under the name of GT Global Government Income Fund; and AIM Global Growth & Income Fund operated under the name of GT Global Growth & Income Fund.

         1306


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



  As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust. To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                      PERCENT
                                                                         PERCENT      OWNED OF
                                                                         OWNED OF    RECORD AND
FUND                                    NAME AND ADDRESS OF OWNER        RECORD*    BENEFICIALLY
----                                    -------------------------        --------   ------------
Government Income Fund -- Advisor   NFSC FEBO #179-514144                  10.09%       -0-
  Class                             FMT CO Cust IRA
                                    FBO Thomas Stanley Lipscomb
                                    Cook-Fort Worth Children's Med C
                                    801 7th Ave.
                                    Fort Worth, TX 76104-2733
Government Income Fund -- Class A   MLPF&S for the Sole Benefit of Its      9.16%       -0-
                                    Customers, Security #
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 2nd
                                    Floor
                                    Jacksonville, FL 32246-6484
Government Income Fund -- Class B   MLPF&S for the Sole Benefit of Its    12.171%       -0-
                                    Customers, Security #97AM9
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 2nd
                                    Floor
                                    Jacksonville, FL 32246-6484
Strategic Income Fund -- Advisor    FTC & Co.                               9.67%       -0-
  Class                             Attn: Datalynx #089
                                    P.O. Box 173736
                                    Denver, CO 80217-3736
Strategic Income Fund -- Class A    MLPF&S for the Sole Benefit of Its      6.37%       -0-
                                    Customers, Security #974T1
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 2nd
                                    Floor
                                    Jacksonville, FL 32246-6484
Emerging Markets Debt               Charles Schwab & Co., Inc.             19.58%       -0-
  Fund -- Advisor Class             For the Exclusive Benefit of our
                                    Customers
                                    Reinvest Account
                                    101 Montgomery St.
                                    San Francisco, California
                                    94104-4122
                                    Attn: Mutual Funds
                                    Wells Fargo Bank NA TTEE FBO            25.5%       -0-
                                    LGT Asset Management AC 5000201000
                                    Serp Prft Shr Pln ###-##-####
                                    26610 West Agoura Road
                                    P.O. Box 9800 MAC 9139-027
                                    Calabasas, CA 91372-0800
Emerging Markets Debt               MLPF&S for the Sole Benefit of Its     10.74%       -0-
  Fund -- Class B                   Customers, Security #97AMB
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 2nd
                                    Floor
                                    Jacksonville, FL 32246-6484
Growth & Income Fund -- Advisor     Wells Fargo Bank NA TTEE FBO           28.32%       -0-
  Class                             LGT Asset Management AC 5000201000
                                    Serp Prft Shr Pln ###-##-####
                                    P O Box 9800 MAC 9137-027
                                    Calabasas, CA 91372-0800



* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         1307

                               INVESTMENT RESULTS


STANDARDIZED RETURNS -- TOTAL RETURN QUOTATIONS


  The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                 P(1+T)(n)=ERV


Where  P    =    a hypothetical initial payment of $1,000.
       T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                 portion of such period).


  The standardized returns for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as average annualized total returns for the periods shown, were:



                                                                                 EMERGING    EMERGING
                               STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                                INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                 FUND        FUND         FUND         FUND        FUND        FUND
           PERIOD              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
           ------              ---------   ---------   ----------   ----------   ---------   ---------
Fiscal year ended Oct. 31,
  1997.......................     4.18%       3.70%      (0.25)%      (0.93)%       9.03%       8.77%
Oct. 31, 1992 through Oct.
  31, 1997...................    10.14%      10.25%       5.34%        5.36%       15.93%      16.09%
Oct. 22, 1992 (commencement
  of operations) through Oct.
  31, 1997...................      n/a       10.11%        n/a        5.41%        15.85%      16.12%
March 29, 1988 (commencement
  of operations) through Oct.
  31, 1997...................     9.01%        n/a        6.52%         n/a          n/a         n/a



                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
                           PERIOD                              (CLASS A)     (CLASS B)
                           ------                             -----------   -----------
Fiscal year ended Oct. 31, 1997.............................     12.52%        13.28%
Oct. 31, 1992 through Oct. 31, 1997.........................     12.48%        12.85%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1997......................................................       n/a         12.86%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1997......................................................     11.82%          n/a


NON-STANDARDIZED RETURNS

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                 P(1+U)(n)=ERV


Where  P    =    a hypothetical initial payment of $1,000.
       U    =    average annual total return assuming payment of only a
                 stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         1308


  The average annual non-standardized returns for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as average annualized total returns for the periods shown, were:



                                                                                EMERGING    EMERGING
                              STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                               INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                        (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
------                        ---------   ---------   ----------   ----------   ---------   ---------
Fiscal year ended Oct. 31,
  1997......................     9.40%       8.70%       4.78%        4.00%       14.46%      13.77%
Oct. 31, 1992 through Oct.
  31, 1997..................    11.21%      10.52%       6.37%        5.64%       17.07%      16.31%
Oct. 22, 1992 (commencement
  of operations) through
  Oct. 31, 1997.............      n/a       10.25%        n/a         5.55%       16.98%      16.22%
March 29, 1988 (commencement
  of operations) through
  Oct. 31, 1997.............     9.56%        n/a        7.07%         n/a          n/a         n/a



                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Fiscal year ended Oct. 31, 1997.............................     19.01%        18.28%
Oct. 31, 1992 through Oct. 31, 1997.........................     13.77%        13.10%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1997......................................................       n/a         12.99%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1997......................................................     12.72%          n/a


  Cumulative total return across a stated period may be calculated as follows:


                                 P(1+V)(n)=ERV


Where  P    =    a hypothetical initial payment of $1,000.
       V    =    cumulative total return assuming payment of all of, a stated
                 portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as aggregate total returns for the periods shown, were:



                                                                                 EMERGING    EMERGING
                               STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                                INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                 FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
------                         ---------   ---------   ----------   ----------   ---------   ---------
Oct. 22, 1992 (commencement
  of operations) through Oct.
  31, 1997...................      n/a       63.28%        n/a        31.19%      119.88%     112.86%
March 29, 1988 (commencement
  of operations) through Oct.
  31, 1997...................   140.06%        n/a       92.49%         n/a          n/a         n/a



                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1997......................................................       n/a         84.69%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1997......................................................    133.95%          n/a

         1309


  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as aggregate total returns for the periods shown, were:



                                                                                 EMERGING    EMERGING
                               STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                                INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                 FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
------                         ---------   ---------   ----------   ----------   ---------   ---------
Oct. 22, 1992 (commencement
  of operations) through Oct.
  31, 1997...................      n/a       62.28%        n/a        30.32%      109.44%     111.86%
March 29, 1988 (commencement
  of operations) through Oct.
  31, 1997...................   128.66%        n/a       83.35%         n/a          n/a         n/a



                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1997......................................................       n/a         83.69%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1997......................................................    120.95%          n/a



YIELD QUOTATIONS


  The standard formula for calculating yield for each Fund, as described in the Prospectus, is as follows:

                      YIELD = 2[((a-b)/(c x d) + 1)(6)-1]

Where  a    =    dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued
                 rather than recorded on the ex-dividend date. Interest
                 earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more
                 appropriate, based on yield to call date).
       b    =    expenses accrued during period (net of reimbursement).
       c    =    the average daily number of shares outstanding during the
                 period.
       d    =    the maximum offering price per share on the last day of the period.


  The Yields of the Class A shares of the Strategic Income Fund, Government Income Fund and the Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The current yields of the Class B shares of Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively.


PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC

         1310

     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
     Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

       10-year Treasuries
        30-year Treasuries
        30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

         1311


                                    APPENDIX




                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of The McGraw-Hill Companies, Inc., ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         1312

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

         1313

                              FINANCIAL STATEMENTS

                                       FS
         1314
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (32.7%)
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              74,750   $ 25,964,898         3.1
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875     24,372,772         2.9
    INSURANCE-LIFE
  Credit Suisse Group ....................................   SWTZ             108,300     23,827,589         2.8
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400     23,250,421         2.7
    INSURANCE - MULTI-LINE
  ABN AMRO Holding N.V. ..................................   NETH             891,296     21,713,093         2.5
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer .....................   SWTZ              11,752     18,929,817         2.2
    BANKS-MONEY CENTER
  ING Groep N.V. .........................................   NETH             264,262     17,180,432         2.0
    BANKS-MONEY CENTER
  First Tennessee National Corp. .........................   US               490,800     16,901,925         2.0
    BANKS-REGIONAL
  Fortis Amev N.V. .......................................   NETH             244,011     14,281,095         1.7
    OTHER FINANCIAL
  American General Corp. .................................   US               170,000     11,326,250         1.3
    INSURANCE-LIFE
  Lloyds TSB Group PLC ...................................   UK               688,428     10,309,152         1.2
    BANKS-REGIONAL
  National Westminster Bank PLC ..........................   UK               471,800      9,443,890         1.1
    BANKS-MONEY CENTER
  General Accident PLC ...................................   UK               400,000      9,404,682         1.1
    INSURANCE - PROPERTY-CASUALTY
  IKB Deutsche Industriebank AG ..........................   GER              394,000      8,620,123         1.0
    BANKS-REGIONAL
  Generale de Banque S.A.: ...............................   BEL                   --             --         1.0
    BANKS-MONEY CENTER
    Common ...............................................   --                14,762      8,534,275          --
    Strip VVPR-/- ........................................   --                 1,342            254          --
  Kredietbank N.V. .......................................   BEL               12,980      7,328,524         0.9
    BANKS-REGIONAL
  Commercial Union PLC ...................................   UK               361,550      6,765,459         0.8
    INSURANCE - MULTI-LINE
  Commonwealth Bank of Australia .........................   AUSL             526,000      6,304,056         0.7
    BANKS-SUPER REGIONAL
  M & G Group PLC ........................................   UK               155,000      4,762,751         0.6
    INVESTMENT MANAGEMENT
  General Property Trust .................................   AUSL           1,444,125      2,679,354         0.3
    REAL ESTATE
  Reinsurance Australia Corporation Ltd. .................   AUSL             846,250      2,357,887         0.3
    INSURANCE - MULTI-LINE
  Infrastructure Trust of Australia Group ................   AUSL           2,724,750      2,341,430         0.3
    OTHER FINANCIAL
  National Australia Bank Ltd. ...........................   AUSL             120,725      1,713,303         0.2
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

         1315
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  Realty Development Corp. "A" ...........................   HK                 5,000   $     11,168          --
    REAL ESTATE
                                                                                        ------------
                                                                                         278,324,600
                                                                                        ------------
Consumer Non-Durables (15.3%)
  Cadbury Schweppes PLC ..................................   UK             1,381,800     20,149,324         2.4
    BEVERAGES - NON-ALCOHOLIC
  Diageo PLC .............................................   UK             1,684,559     20,056,957         2.4
    BEVERAGES - ALCOHOLIC
  Reckitt & Colman PLC ...................................   UK               983,093     19,809,817         2.3
    HOUSEHOLD PRODUCTS
  Avon Products, Inc. ....................................   US               182,000     14,958,125         1.8
    PERSONAL CARE/COSMETICS
  Pernod Ricard ..........................................   FR               158,720     10,959,867         1.3
    BEVERAGES - ALCOHOLIC
  Philip Morris Cos., Inc. ...............................   US               255,000      9,514,688         1.1
    TOBACCO
  Kellogg Co. ............................................   US               219,513      9,054,911         1.1
    FOOD
  Clorox Co. .............................................   US               105,960      8,887,395         1.0
    HOUSEHOLD PRODUCTS
  Anheuser-Busch Cos., Inc. ..............................   US               188,371      8,629,746         1.0
    BEVERAGES - ALCOHOLIC
  Brown-Forman Corp. "B" .................................   US                93,600      5,300,100         0.6
    BEVERAGES - ALCOHOLIC
  Universal Corp. ........................................   US                62,075      2,323,933         0.3
    TOBACCO
                                                                                        ------------
                                                                                         129,644,863
                                                                                        ------------
Energy (12.5%)
  Royal Dutch Petroleum Co. ..............................   NETH             371,840     20,528,897         2.4
    OIL
  Exxon Corp. ............................................   US               182,600     13,318,388         1.6
    OIL
  VEBA AG ................................................   GER              170,200     11,251,795         1.3
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ............................................   US               127,600     10,080,400         1.2
    OIL
  Electrabel S.A. ........................................   BEL               34,760      9,241,630         1.1
    ELECTRICAL & GAS UTILITIES
  Shell Transport & Trading Co., PLC .....................   UK             1,121,700      8,347,099         1.0
    OIL
  PG&E Corp. .............................................   US               220,000      7,122,500         0.8
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               57,935      6,933,773         0.8
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      6,888,981         0.8
    OIL

    The accompanying notes are an integral part of the financial statements.

         1316
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Energy (Continued)
  RWE AG .................................................   GER              134,620   $  6,851,062         0.8
    ELECTRICAL & GAS UTILITIES
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      6,201,140         0.7
    OIL
                                                                                        ------------
                                                                                         106,765,665
                                                                                        ------------
Services (9.6%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         1.7
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200     12,405,045          --
    ADR{\/} ..............................................   --                38,000      1,455,875          --
  McGraw-Hill, Inc. ......................................   US               162,000     12,544,875         1.5
    BROADCASTING & PUBLISHING
  EMI Group PLC ..........................................   UK               887,600      9,017,007         1.1
    LEISURE & TOURISM
  Reuters Group PLC ......................................   UK               823,020      8,918,344         1.0
    BROADCASTING & PUBLISHING
  Elsevier N.V. ..........................................   NETH             557,255      8,415,665         1.0
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ........................................   AUSL           2,021,925      6,949,915         0.8
    RETAILERS-OTHER
  Royal PTT Nederland N.V. ...............................   NETH             112,735      5,827,656         0.7
    TELEPHONE NETWORKS
  PMP Communications Ltd. ................................   AUSL           2,556,250      4,543,039         0.5
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. ....................................   AUSL           2,781,250      4,236,785         0.5
    TRANSPORTATION - AIRLINES
  Dun & Bradstreet Corp. .................................   US               109,800      3,897,893         0.5
    BROADCASTING & PUBLISHING
  Telstra Corp. Ltd. - Installment Receipts ..............   AUSL           1,262,200      2,958,089         0.3
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          81,170,188
                                                                                        ------------
Health Care (4.5%)
  Bristol Myers Squibb Co. ...............................   US               277,400     29,369,725         3.5
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              191,600      8,522,676         1.0
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          37,892,401
                                                                                        ------------
Materials/Basic Industry (2.8%)
  BASF AG ................................................   GER              194,000      8,640,245         1.0
    CHEMICALS
  Akzo Nobel N.V. ........................................   NETH              41,450      8,435,309         1.0
    CHEMICALS
  Solvay S.A. "A" ........................................   BEL               58,770      4,426,864         0.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

         1317
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Materials/Basic Industry (Continued)
  Aberfoyle Ltd. .........................................   AUSL           1,116,300   $  2,180,132         0.3
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          23,682,550
                                                                                        ------------
Capital Goods (0.9%)
  Lockheed Martin Corp. ..................................   US                69,545      7,745,574         0.9
                                                                                        ------------
    AEROSPACE/DEFENSE
Multi-Industry/Miscellaneous (0.4%)
  ICI Australia Ltd. .....................................   AUSL             497,800      3,658,721         0.4
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $376,302,771) .............                               668,884,562        78.7
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (19.4%)
  Canada (1.1%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,620,000      8,989,525         1.1
  Denmark (0.6%)
    Kingdom of Denmark, 7% due 11/15/07 ..................   DKK           31,100,000      5,133,173         0.6
  Germany (2.4%)
    Deutschland Republic:
      6.25% due 1/4/24 ...................................   DEM           25,150,000     15,429,960         1.8
      6.25% due 4/26/06 ..................................   DEM            8,110,000      4,906,234         0.6
  Italy (1.2%)
    Italian Buoni Poliennali del Tesoro (BTPS), 6% due
     2/15/00 .............................................   ITL       18,365,000,000     10,621,560         1.2
  New Zealand (0.3%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD            4,440,000      2,564,101         0.3
  United Kingdom (2.5%)
    United Kingdom Government Bond, 8% due 6/7/21 ........   GBP            9,800,000     21,017,559         2.5
  United States (11.3%)
    United States Treasury:
      6.5% due 8/15/05 ...................................   USD           52,130,000     54,437,159         6.4
      6% due 2/15/26 .....................................   USD           33,430,000     33,356,220         3.9
      5.625% due 2/28/01 .................................   USD            8,100,000      8,101,582         1.0
                                                                                        ------------
Total Government & Government Agency Obligations
 (cost $160,419,537) .....................................                               164,557,073
                                                                                        ------------
Corporate Bonds (1.6%)
  Germany (0.7%)
    Commerzbank AG, Convertible Bond, 8.4% due
     12/31/00+ ...........................................   DEM            3,274,000      5,935,722         0.7

    The accompanying notes are an integral part of the financial statements.

         1318
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  United Kingdom (0.9%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000   $  7,544,523         0.9
                                                                                        ------------
Total Corporate Bonds (cost $8,756,515) ..................                                13,480,245
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $169,176,052) .......                               178,037,318        21.0
                                                                                        ------------       -----


                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                    COUNTRY       WARRANTS        (NOTE 1)        ASSETS
- ----------------------------------------------------------  --------   --------------   ------------   -------------
  Societe Generale Banque put warrants due 11/15/99
   Tractebel (cost $0) ...................................   BEL               11,587          9,715          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

TOTAL INVESTMENTS (cost $545,478,823)  * .................                               846,931,595        99.7
Other Assets and Liabilities .............................                                 2,557,073         0.3
                                                                                        ------------       -----

NET ASSETS ...............................................                              $849,488,668       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
          * For Federal income tax purposes, cost is $546,893,380 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 306,724,441
                 Unrealized depreciation:            (6,686,226)
                                                  -------------
                 Net unrealized appreciation:     $ 300,038,215
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1319
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & WARRANTS       OTHER      TOTAL
- --------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    4.6                                   4.6
Belgium (BEL/BEF) ....................    5.0                                   5.0
Canada (CAN/CAD) .....................                1.1                       1.1
Denmark (DEN/DKK) ....................                0.6                       0.6
France (FR/FRF) ......................    2.1                                   2.1
Germany (GER/DEM) ....................    5.1         3.1                       8.2
Italy (ITLY/ITL) .....................                1.2                       1.2
Netherlands (NETH/NLG) ...............   14.2                                  14.2
New Zealand (NZ/NZD) .................    1.7         0.3                       2.0
Switzerland (SWTZ/CHF) ...............    8.1                                   8.1
United Kingdom (UK/GBP) ..............   17.7         3.4                      21.1
United States (US/USD) ...............   20.2        11.3            0.3       31.8
                                        ------      -----            ---      -----
Total  ...............................   78.7        21.0            0.3      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $849,488,668.

    The accompanying notes are an integral part of the financial statements.

         1320
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $545,478,823) (Note 1)...........................  $846,931,595
  U.S. currency.................................................................  $       109
  Foreign currencies (cost $23,545,587).........................................   23,550,489    23,550,598
                                                                                  -----------
  Receivable for securities sold.............................................................    21,471,592
  Interest receivable........................................................................     2,781,260
  Dividends and dividend withholding tax reclaims receivable.................................     2,210,071
  Receivable for Fund shares sold............................................................     2,063,804
                                                                                               ------------
    Total assets.............................................................................   899,008,920
                                                                                               ------------
Liabilities:
  Payable for loan outstanding (Note 1)......................................................    31,902,000
  Payable for securities purchased...........................................................    14,891,346
  Payable for Fund shares repurchased........................................................     1,223,889
  Payable for investment management and administration fees (Note 2).........................       684,243
  Payable for service and distribution expenses (Note 2).....................................       512,776
  Payable for transfer agent fees (Note 2)...................................................        94,567
  Payable for custodian fees.................................................................        77,850
  Payable for printing and postage expenses..................................................        66,438
  Payable for professional fees..............................................................        23,257
  Payable for fund accounting fees (Note 2)..................................................        15,341
  Payable for registration and filing fees...................................................        10,508
  Payable for Directors' fees and expenses (Note 2)..........................................         2,022
  Other accrued expenses.....................................................................        16,015
                                                                                               ------------
    Total liabilities........................................................................    49,520,252
                                                                                               ------------
Net assets...................................................................................  $849,488,668
                                                                                               ------------
                                                                                               ------------
Class A:
Net asset value and redemption price per share ($324,300,291 DIVIDED BY 34,750,950 shares
 outstanding)................................................................................  $       9.33
                                                                                               ------------
                                                                                               ------------
Maximum offering price per share (100/95.25 of $9.33) *......................................  $       9.80
                                                                                               ------------
                                                                                               ------------
Class B:+
Net asset value and offering price per share ($517,679,095 DIVIDED BY 55,515,498 shares
 outstanding)................................................................................  $       9.32
                                                                                               ------------
                                                                                               ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,509,282 DIVIDED
 BY 805,076 shares outstanding)..............................................................  $       9.33
                                                                                               ------------
                                                                                               ------------
Net assets consist of:
  Paid in capital (Note 4)...................................................................  $514,353,897
  Distributions in excess of net investment income...........................................    (4,773,683)
  Accumulated net realized gain on investments and foreign currency transactions.............    38,431,162
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies................................................................................        24,520
  Net unrealized appreciation of investments.................................................   301,452,772
                                                                                               ------------
Total -- representing net assets applicable to capital shares outstanding....................  $849,488,668
                                                                                               ------------
                                                                                               ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1321
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                            STATEMENT OF OPERATIONS

                  Six months ended April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $607,655)...............................  $  6,272,680
  Interest income............................................................................     5,991,094
  Securities lending income..................................................................       371,976
                                                                                               ------------
    Total investment income..................................................................    12,635,750
                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................     3,831,231
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   533,841
    Class B.....................................................................    2,412,218     2,946,059
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................       656,600
  Custodian fees.............................................................................       253,400
  Printing and postage expenses..............................................................       109,505
  Fund accounting fees (Note 2)..............................................................       101,780
  Professional fees..........................................................................        92,400
  Registration and filing fees...............................................................        25,227
  Directors' fees and expenses (Note 2)......................................................         9,110
  Other expenses (Note 1)....................................................................       126,324
                                                                                               ------------
    Total expenses before reductions.........................................................     8,151,636
                                                                                               ------------
      Expense reductions (Note 5)............................................................        (7,140)
                                                                                               ------------
    Total net expenses.......................................................................     8,144,496
                                                                                               ------------
Net investment income........................................................................     4,491,254
                                                                                               ------------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments..............................................   42,712,911
  Net realized loss on foreign currency transactions............................   (4,570,498)
                                                                                  -----------
    Net realized gain during the period......................................................    38,142,413
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................    2,429,401
  Net change in unrealized appreciation of investments..........................   81,947,814
                                                                                  -----------
    Net unrealized appreciation during the period............................................    84,377,215
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................   122,519,628
                                                                                               ------------
Net increase in net assets resulting from operations.........................................  $127,010,882
                                                                                               ------------
                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

         1322
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                            SIX MONTHS ENDED
                                                                                             APRIL 30, 1998       YEAR ENDED
                                                                                              (UNAUDITED)      OCTOBER 31, 1997
                                                                                            ----------------   ----------------
Increase in net assets
Operations:
  Net investment income...................................................................   $   4,491,254      $    16,790,846
  Net realized gain on investments and foreign currency transactions......................      38,142,413           24,005,528
  Net change in unrealized appreciation (depreciation) on translation of assets and
   liabilities in foreign currencies......................................................       2,429,401           (4,059,448)
  Net change in unrealized appreciation of investments....................................      81,947,814           84,674,909
                                                                                            ----------------   ----------------
    Net increase in net assets resulting from operations..................................     127,010,882          121,411,835
                                                                                            ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................      (1,971,816)          (7,733,156)
  From net realized gain on investments...................................................      (5,352,371)            (757,327)
  In excess of net investment income......................................................      (2,095,813)                  --
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................      (2,483,340)          (9,266,887)
  From net realized gain on investments...................................................      (8,530,046)            (907,529)
  In excess of net investment income......................................................      (2,639,502)                  --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................         (36,098)            (125,777)
  From net realized gain on investments...................................................         (62,701)             (12,318)
  In excess of net investment income......................................................         (38,368)                  --
                                                                                            ----------------   ----------------
    Total distributions...................................................................     (23,210,055)         (18,802,994)
                                                                                            ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................     299,960,697          426,976,337
  Decrease from capital shares repurchased................................................    (306,750,679)        (450,361,754)
                                                                                            ----------------   ----------------
    Net decrease from capital share transactions..........................................      (6,789,982)         (23,385,417)
                                                                                            ----------------   ----------------
Total increase in net assets..............................................................      97,010,845           79,223,424
Net assets:
  Beginning of period.....................................................................     752,477,823          673,254,399
                                                                                            ----------------   ----------------
  End of period...........................................................................   $ 849,488,668*     $   752,477,823*
                                                                                            ----------------   ----------------
                                                                                            ----------------   ----------------
 * Includes distributions in excess of net investment income of...........................   $  (4,773,683)     $            --
                                                                                            ----------------   ----------------
                                                                                            ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

         1323
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS A
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (d)  1997 (d)     1996        1995        1994      1993 (d)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.21    $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................         0.07         0.21        0.22        0.24        0.22        0.24*
  Net realized and unrealized gain
   (loss) on investments................         1.32         1.12        0.82        0.13       (0.03)       1.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         1.39         1.33        1.04        0.37        0.19        1.29
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............        (0.07)       (0.21)      (0.24)      (0.22)      (0.21)      (0.24)
  From net realized gain on
   investments..........................        (0.15)       (0.02)      (0.04)      (0.01)      (0.06)         --
  In excess of net investment income....        (0.05)          --          --          --          --          --
  From sources other than net investment
   income...............................           --           --          --          --          --       (0.04)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (0.27)       (0.23)      (0.28)      (0.23)      (0.27)      (0.28)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.33    $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        17.41%(b)     19.01%     16.80%       6.27%       3.14%       25.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 324,300    $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428
Ratio of net investment income to
 average net assets.....................         1.52%(a)      2.74%      3.17%       3.85%       3.30%        3.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.66%(a)      1.50%      1.59%       1.70%       1.67%        1.8%*
  Without expense reductions............         1.66%(a)      1.64%      1.66%       1.74%        N/A         N/A
Portfolio turnover rate++...............           63%(a)        50%        39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0131    $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.

    The accompanying notes are an integral part of the financial statements.

         1324
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (d)  1997 (d)     1996        1995        1994      1993 (d)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.21    $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................         0.04         0.16        0.17        0.20        0.18        0.20
  Net realized and unrealized gain
   (loss) on investments................         1.31         1.13        0.82        0.13       (0.03)       1.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         1.35         1.29        0.99        0.33        0.15        1.25
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............        (0.04)       (0.17)      (0.20)      (0.18)      (0.17)      (0.20)
  From net realized gain on
   investments..........................        (0.15)       (0.02)      (0.03)      (0.01)      (0.06)         --
  In excess of net investment income....        (0.05)          --          --          --          --          --
  From sources other than net investment
   income...............................           --           --          --          --          --       (0.04)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (0.24)       (0.19)      (0.23)      (0.19)      (0.23)      (0.24)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.32    $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        16.97%(b)     18.28%     16.06%       5.57%       2.48%       24.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 517,679    $ 456,893   $ 383,966   $ 356,796   $ 359,242   $ 150,768
Ratio of net investment income to
 average net assets.....................         0.87%(a)      2.09%      2.52%       3.20%       2.65%        2.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         2.31%(a)      2.15%      2.24%       2.35%       2.32%        2.5%
  Without expense reductions............         2.31%(a)      2.29%      2.31%       2.39%        N/A         N/A
Portfolio turnover rate++...............           63%(a)        50%        39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0131    $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.

    The accompanying notes are an integral part of the financial statements.

         1325
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+
                                          ----------------------------------------------------
                                            SIX MONTHS      YEAR ENDED OCTOBER    JUNE 1, 1995
                                               ENDED                31,                TO
                                          APRIL 30, 1998    -------------------   OCTOBER 31,
                                          (UNAUDITED) (d)   1997 (d)     1996         1995
                                          ---------------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....     $  8.20        $  7.10    $  6.35      $ 6.24
                                          ---------------   --------   --------   ------------
Income from investment operations:
  Net investment income.................        0.08           0.23       0.23        0.11
  Net realized and unrealized gain
   (loss) on investments................        1.33           1.13       0.82        0.13
                                          ---------------   --------   --------   ------------
    Net increase from investment
     operations.........................        1.41           1.36       1.05        0.24
                                          ---------------   --------   --------   ------------
Distributions to shareholders:
  From net investment income............       (0.08)         (0.24)     (0.26)      (0.13)
  From net realized gain on
   investments..........................       (0.15)         (0.02)     (0.04)         --
  In excess of net investment income....       (0.05)            --         --          --
  From sources other than net investment
   income...............................          --             --         --          --
                                          ---------------   --------   --------   ------------
    Total distributions.................       (0.28)         (0.26)     (0.30)      (0.13)
                                          ---------------   --------   --------   ------------
Net asset value, end of period..........     $  9.33        $  8.20    $  7.10      $ 6.35
                                          ---------------   --------   --------   ------------
                                          ---------------   --------   --------   ------------

Total investment return (c).............       17.59% (b)     19.23%     17.19%       3.83% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....     $ 7,509        $ 3,057    $ 3,085      $  944
Ratio of net investment income to
 average net assets.....................        1.87% (a)      3.09%      3.52%       4.20% (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.31% (a)      1.15%      1.24%       1.35% (a)
  Without expense reductions............        1.31% (a)      1.29%      1.31%       1.39% (a)
Portfolio turnover rate++...............          63% (a)        50%        39%         83%
Average commission rate per share paid
 on portfolio transactions++............     $0.0131        $0.0151    $0.0139         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.

    The accompanying notes are an integral part of the financial statements.

         1326
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)
GT Global Growth & Income Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and the Fund was renamed AIM Global Growth & Income Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Fund deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which

         1327
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $97,486,245 were on loan to brokers. The loans were secured by cash collateral of $101,528,232. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not

         1328
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received $371,976 of income from securities lending.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, the Fund had $31,902,000 in loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $10,098,097, with a weighted average interest rate of 6.42%. Interest expense for the Fund for the six months ended April 30, 1998, was $111,735, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc., was the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the six months ended April 30, 1998, GT Global retained $26,174 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $1,692 for the period ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of $627,678. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

         1329
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $164,691,801 and $228,001,192, respectively. Purchases and sales of U.S. government obligations were $79,532,513 and $36,789,426, respectively, for the six months ended April 30, 1998.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1330
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                           CAPITAL SHARE TRANSACTIONS

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       23,620,178  $      204,075,876       37,585,791  $      289,617,397
Shares issued in connection with
  reinvestment of distributions.........          962,992           8,160,319          935,467           7,161,559
                                          ---------------  ------------------  ---------------  ------------------
                                               24,583,170         212,236,195       38,521,258         296,778,956
Shares repurchased......................      (25,453,190)       (220,702,455)     (43,156,190)       (332,338,391)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (870,020) $       (8,466,260)      (4,634,932) $      (35,559,435)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        6,646,214  $       57,732,080       12,634,686  $       97,336,518
Shares issued in connection with
  reinvestment of distributions.........        1,363,410          11,516,364        1,087,287           8,343,350
                                          ---------------  ------------------  ---------------  ------------------
                                                8,009,624          69,248,444       13,721,973         105,679,868
Shares repurchased......................       (8,146,059)        (71,078,253)     (12,063,889)        (93,059,122)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................         (136,435) $       (1,829,809)       1,658,084  $       12,620,746
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        2,118,403  $       18,340,399        3,177,501  $       24,442,634
Shares issued in connection with
  reinvestment of distributions.........           15,791             135,659            9,792              74,879
                                          ---------------  ------------------  ---------------  ------------------
                                                2,134,194          18,476,058        3,187,293          24,517,513
Shares repurchased......................       (1,701,823)        (14,969,971)      (3,248,879)        (24,964,241)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................          432,371  $        3,506,087          (61,586) $         (446,728)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. EXPENSE REDUCTIONS
The Manager directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended April 30, 1998, the Fund's expenses were reduced by $7,140 under these arrangements.

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter, and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1331

                         GT GLOBAL GROWTH & INCOME FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Growth & Income Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Growth & Income Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Growth & Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1332
                         GT GLOBAL GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (28.4%)
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              74,750   $ 20,102,411         2.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400     19,951,696         2.6
    INSURANCE - MULTI-LINE
  CS Holding AG - Registered .............................   SWTZ             108,300     15,258,696         2.0
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875     14,809,312         2.0
    INSURANCE-LIFE
  First Tennessee National Corp. .........................   US               245,400     14,141,175         1.9
    BANKS-REGIONAL
  Union Bank of Switzerland - Bearer .....................   SWTZ              11,752     13,531,589         1.8
    BANKS-MONEY CENTER
  ABN AMRO Holding N.V. ..................................   NETH             667,296     13,442,181         1.8
    BANKS-MONEY CENTER
  ING Groep N.V. .........................................   NETH             264,262     11,096,009         1.5
    OTHER FINANCIAL
  Deutsche Bank AG .......................................   GER              134,150      8,774,787         1.2
    BANKS-MONEY CENTER
  American General Corp. .................................   US               170,000      8,670,000         1.1
    INSURANCE-LIFE
  IKB Deutsche Industriebank AG ..........................   GER              394,000      8,339,229         1.1
    BANKS-REGIONAL
  General Accident PLC ...................................   UK               400,000      6,806,441         0.9
    INSURANCE - PROPERTY-CASUALTY
  National Westminster Bank PLC ..........................   UK               471,800      6,781,828         0.9
    BANKS-MONEY CENTER
  Fortis Amev N.V. .......................................   NETH             164,542      6,468,086         0.9
    OTHER FINANCIAL
  Lloyds TSB Group PLC ...................................   UK               513,428      6,415,697         0.8
    BANKS-REGIONAL
  Commonwealth Bank of Australia .........................   AUSL             546,000      6,275,641         0.8
    BANKS-SUPER REGIONAL
  Generale de Banque S.A.: ...............................   BEL                   --             --         0.8
    BANKS-MONEY CENTER
    Common ...............................................   --                14,762      6,038,244          --
    Strip VVPR-/- ........................................   --                 1,342            567          --
  Kredietbank N.V. .......................................   BEL               12,980      5,446,409         0.7
    BANKS-REGIONAL
  Commercial Union PLC ...................................   UK               361,550      5,093,962         0.7
    INSURANCE - MULTI-LINE
  Mercury Asset Management Group PLC .....................   UK               196,698      4,272,457         0.6
    INVESTMENT MANAGEMENT
  M & G Group PLC ........................................   UK               155,000      3,139,257         0.4
    INVESTMENT MANAGEMENT
  General Property Trust .................................   AUSL           1,500,000      2,688,928         0.4
    REAL ESTATE
  Reinsurance Australia Corporation Ltd. .................   AUSL             880,000      2,276,555         0.3
    INSURANCE - MULTI-LINE
  Infrastructure Trust of Australia Group ................   AUSL           2,830,000      2,188,401         0.3
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

         1333
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  National Australia Bank Ltd. ...........................   AUSL             125,000   $  1,709,139         0.2
    BANKS-REGIONAL
  Realty Development Corp., Ltd. "A" .....................   HK                 5,000         14,230          --
    REAL ESTATE
                                                                                        ------------
                                                                                         213,732,927
                                                                                        ------------
Energy (14.2%)
  Royal Dutch Petroleum Co. ..............................   NETH             371,840     19,674,378         2.6
    OIL
  Elektrowatt "B" AG .....................................   SWTZ              49,068     18,821,083         2.5
    ELECTRICAL & GAS UTILITIES
  Exxon Corp. ............................................   US               182,600     11,218,488         1.5
    OIL
  Mobil Corp. ............................................   US               127,600      9,290,875         1.2
    OIL
  Shell Transport & Trading Co., PLC .....................   UK             1,121,700      7,953,685         1.1
    OIL
  Electrabel S.A. ........................................   BEL               34,760      7,801,667         1.0
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      6,498,283         0.9
    OIL
  RWE AG .................................................   GER              134,620      5,839,128         0.8
    ELECTRICAL & GAS UTILITIES
  PG&E Corp. .............................................   US               220,000      5,623,750         0.7
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               57,935      4,935,325         0.7
    ELECTRICAL & GAS UTILITIES
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      4,805,337         0.6
    OIL
  Santos Ltd. ............................................   AUSL             907,472      4,172,138         0.6
    OIL
                                                                                        ------------
                                                                                         106,634,137
                                                                                        ------------
Consumer Non-Durables (7.8%)
  Avon Products, Inc. ....................................   US               182,000     11,921,000         1.6
    PERSONAL CARE/COSMETICS
  Universal Corp. ........................................   US               280,500     10,501,219         1.4
    TOBACCO
  Philip Morris Cos., Inc. ...............................   US               255,000     10,104,375         1.3
    TOBACCO
  Guinness PLC ...........................................   UK               871,500      7,791,169         1.0
    BEVERAGES - ALCOHOLIC
  Pernod Ricard ..........................................   FR               158,720      7,358,318         1.0
    BEVERAGES - ALCOHOLIC
  Cadbury Schweppes PLC ..................................   UK               670,000      6,742,704         0.9
    BEVERAGES - NON-ALCOHOLIC
  Brown-Forman Corp. "B" .................................   US                93,600      4,603,950         0.6
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          59,022,735
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1334
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Services (7.7%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         1.9
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200   $ 12,660,904          --
    ADR{\/} ..............................................   --                38,000      1,479,625          --
  McGraw-Hill, Inc. ......................................   US               162,000     10,590,750         1.4
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ........................................   AUSL           2,100,000      6,776,098         0.9
    RETAILERS-OTHER
  PMP Communications Ltd. ................................   AUSL           2,656,500      5,509,086         0.7
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. ....................................   AUSL           2,890,000      5,180,668         0.7
    TRANSPORTATION - AIRLINES
  Royal PTT Nederland N.V. ...............................   NETH             112,735      4,309,602         0.6
    TELEPHONE NETWORKS
  Cognizant Corp. ........................................   US               109,800      4,302,788         0.6
    CONSUMER SERVICES
  Dun & Bradstreet Corp. .................................   US               109,800      3,136,163         0.4
    BROADCASTING & PUBLISHING
  EMI Group PLC ..........................................   UK               381,600      3,088,259         0.4
    LEISURE & TOURISM
  ACNielsen Corp.-/- .....................................   US                36,600        837,218         0.1
    CONSUMER SERVICES
                                                                                        ------------
                                                                                          57,871,161
                                                                                        ------------
Materials/Basic Industry (4.7%)
  Akzo Nobel N.V. ........................................   NETH              58,950     10,389,900         1.4
    CHEMICALS
  BASF AG ................................................   GER              234,000      7,937,953         1.1
    CHEMICALS
  Solvay S.A. "A" ........................................   BEL              117,540      7,083,515         0.9
    CHEMICALS
  Monsanto Co. ...........................................   US               160,500      6,861,375         0.9
    CHEMICALS
  Aberfoyle Ltd. .........................................   AUSL           1,160,000      2,324,077         0.3
    METALS - NON-FERROUS
  Solutia, Inc. ..........................................   US                32,100        710,213         0.1
    CHEMICALS
                                                                                        ------------
                                                                                          35,307,033
                                                                                        ------------
Health Care (4.4%)
  Bristol Myers Squibb Co. ...............................   US               277,400     24,341,850         3.2
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              258,600      9,072,369         1.2
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          33,414,219
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1335
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Capital Goods (2.7%)
  General Electric PLC ...................................   UK             1,473,000   $  9,406,990         1.2
    AEROSPACE/DEFENSE
  Lockheed Martin Corp. ..................................   US                69,545      6,611,122         0.9
    AEROSPACE/DEFENSE
  BICC PLC ...............................................   UK             1,559,172      4,354,279         0.6
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                          20,372,391
                                                                                        ------------
Consumer Durables (1.4%)
  GKN PLC ................................................   UK               460,400     10,324,636         1.4
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (1.3%)
  VEBA AG ................................................   GER              170,200      9,484,616         1.3
    CONGLOMERATE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $338,444,171) .............                               546,163,855        72.6
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (20.6%)
  Australia (0.7%)
    Australian Government, 8.75% due 8/15/08 .............   AUD            5,774,000      4,934,994         0.7
  Canada (1.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,620,000      9,179,080         1.2
  Denmark (0.7%)
    Kingdom of Denmark, 7% due 11/15/07 ..................   DKK           31,100,000      5,034,931         0.7
  Germany (3.8%)
    Deutschland Republic:
      6.75% due 4/22/03 ..................................   DEM           23,000,000     14,318,817         1.9
      6.25% due 1/4/24 ...................................   DEM            4,300,000      2,508,188         0.3
    Treuhandanstalt:
      6.625% due 7/9/03 ..................................   DEM           12,060,000      7,473,074         1.0
      6.375% due 7/1/99 ..................................   DEM            7,000,000      4,192,288         0.6
  Italy (1.8%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      6% due 2/15/00 .....................................   ITL       18,365,000,000     10,984,835         1.5
      10.5% due 9/01/05 ..................................   ITL        2,725,000,000      2,039,827         0.3
  New Zealand (0.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD            4,440,000      2,955,320         0.4
  Sweden (0.6%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           30,000,000      4,469,072         0.6
  United Kingdom (4.0%)
    United Kingdom Treasury:
      8% due 6/10/03 .....................................   GBP           14,000,000     24,942,355         3.3
      7.5% due 12/7/06 ...................................   GBP            3,116,000      5,556,353         0.7

    The accompanying notes are an integral part of the financial statements.

         1336
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  United States (7.4%)
    United States Treasury Bonds:
      6% due 2/15/26 .....................................   USD           24,060,000   $ 23,404,459         3.1
      6.25% due 8/15/23 ..................................   USD            9,075,000      9,101,587         1.2
    United States Treasury Notes:
      7.5% due 2/15/05 ...................................   USD           15,460,000     16,928,096         2.2
      6.5% due 8/15/05 ...................................   USD            2,580,000      2,676,397         0.3
    Federal National Mortgage Association, 6.375% due
     8/15/07 .............................................   AUD            5,940,000      4,241,014         0.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $151,129,623) ...........................................                               154,940,687
                                                                                        ------------
Corporate Bonds (5.5%)
  Germany (2.5%)
    Siemens Capital Corp., 8% due 6/24/02+/+ .............   USD            4,710,000      7,985,805         1.1
    Commerzbank AG, Convertible Bond, 9.45% due
     12/31/00+ ...........................................   DEM            4,173,000      6,630,339         0.9
    Deutsche Bank AG, 9.00% due 12/31/02+/+ ..............   DEM            5,625,000      3,892,976         0.5
  United Kingdom (3.0%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000      7,795,748         1.0
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 .............................................   GBP            3,485,000      7,679,334         1.0
    MBNA Chester Asset Receivable #3, 6.6% due
     11/17/03+ ...........................................   GBP            4,500,000      7,568,182         1.0
                                                                                        ------------
Total Corporate Bonds (cost $33,669,644) .................                                41,552,384
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $184,799,267) .......                               196,493,071        26.1
                                                                                        ------------       -----


                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                    COUNTRY       WARRANTS        (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Societe Generale Banque put warrants due 11/15/99
   Tractebel (cost $0) ...................................   BEL               11,587         84,839          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                      COUNTRY        RIGHTS         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Infrastructure Trust of Australia Group Rights, expire
   12/1/97 (cost $0) .....................................   AUSL             943,333          6,632          --
                                                                                        ------------       -----
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

         1337
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $1,935,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $2,538,597, including accrued interest). (cost
   $2,485,384) ...........................................                              $  2,485,383         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $525,728,822)  * .................                               745,233,780        99.0
Other Assets and Liabilities .............................                                 7,244,043         1.0
                                                                                        ------------       -----

NET ASSETS ...............................................                              $752,477,823       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $527,143,379 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 232,777,964
                 Unrealized depreciation:           (14,687,563)
                                                  -------------
                 Net unrealized appreciation:     $ 218,090,401
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1338
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    5.2         0.7                       5.9
Belgium (BEL/BEF) ....................    4.7                                   4.7
Canada (CAN/CAD) .....................                1.2                       1.2
Denmark (DEN/DKK) ....................                0.7                       0.7
France (FR/FRF) ......................    1.9                                   1.9
Germany (GER/DEM) ....................    6.7         6.3                      13.0
Italy (ITLY/ITL) .....................                1.8                       1.8
Netherlands (NETH/NLG) ...............   10.8                                  10.8
New Zealand (NZ/NZD) .................    1.9         0.4                       2.3
Sweden (SWDN/SEK) ....................                0.6                       0.6
Switzerland (SWTZ/CHF) ...............    9.0                                   9.0
United Kingdom (UK/GBP) ..............   13.5         7.0                      20.5
United States & Other (US/USD) .......   18.9         7.4            1.3       27.6
                                        ------      -----            ---      -----
Total  ...............................   72.6        26.1            1.3      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $752,477,823.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                        UNREALIZED
                                             (U.S.       CONTRACT  DELIVERY  APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    (DEPRECIATION)
----------------------------------------  ------------   --------  --------  -------------
Deutsche Marks..........................    26,803,508    1.80000  11/21/97   $(1,136,841)
French Francs...........................     2,481,413    6.14000  11/21/97      (152,423)
French Francs...........................     1,238,580    5.72800  02/06/98           945
Netherland Guilders.....................    10,870,680    2.08800  11/14/97      (765,316)
Swiss Francs............................    12,639,800    1.44000  12/19/97      (417,578)
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $51,562,768)..................    54,033,981                         (2,471,213)
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 7.18%.
  Total Open Forward Foreign Currency
   Contracts............................                                      $(2,471,213)
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1339
                         GT GLOBAL GROWTH & INCOME FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $525,728,822) (Note 1).............................  $745,233,780
  U.S. currency.....................................................................  $     710
  Foreign currencies (cost $66,141).................................................     65,897       66,607
                                                                                      ---------
  Receivable for Fund shares sold..............................................................    6,808,910
  Interest and interest withholding tax reclaims receivable....................................    4,291,268
  Dividends and dividend withholding tax reclaims receivable...................................    1,596,979
                                                                                                 -----------
    Total assets...............................................................................  757,997,544
                                                                                                 -----------
Liabilities:
  Payable for open forward foreign currency contracts (Note 1).................................    2,471,213
  Payable for Fund shares repurchased (Note 2).................................................    1,507,330
  Payable for investment management and administration fees (Note 2)...........................      631,265
  Payable for service and distribution expenses (Note 2).......................................      484,947
  Payable for printing and postage expenses....................................................      124,328
  Payable for forward foreign currency contracts -- closed (Note 1)............................       97,836
  Payable for transfer agent fees (Note 2).....................................................       94,599
  Payable for custodian fees (Note 1)..........................................................       37,200
  Payable for professional fees................................................................       33,142
  Payable for fund accounting fees (Note 2)....................................................       16,751
  Payable for registration and filing fees.....................................................        9,540
  Payable for Directors' fees and expenses (Note 2)............................................        7,754
  Other accrued expenses.......................................................................        3,816
                                                                                                 -----------
    Total liabilities..........................................................................    5,519,721
                                                                                                 -----------
Net assets.....................................................................................  $752,477,823
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($292,527,640 DIVIDED BY 35,620,970 shares
 outstanding)..................................................................................  $      8.21
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $8.21) *........................................  $      8.62
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($456,893,047 DIVIDED BY 55,651,933 shares
 outstanding)..................................................................................  $      8.21
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,057,136 DIVIDED
 BY 372,705 shares outstanding)................................................................  $      8.20
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $521,143,879
  Accumulated net realized gain on investments and foreign currency transactions...............   14,233,867
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...   (2,404,881)
  Net unrealized appreciation of investments...................................................  219,504,958
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $752,477,823
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1340
                         GT GLOBAL GROWTH & INCOME FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,854,546)............................  $16,116,249
  Interest income (net of foreign withholding tax of $3,879)................................   14,091,494
  Other income..............................................................................       43,134
                                                                                              -----------
    Total investment income.................................................................   30,250,877
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    6,900,695
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $  994,519
    Class B.....................................................................   4,233,024    5,227,543
                                                                                  ----------
  Transfer agent fees (Note 2)..............................................................    1,258,598
  Custodian fees (Note 1)...................................................................      472,449
  Printing and postage expenses.............................................................      230,825
  Fund accounting fees (Note 2).............................................................      183,323
  Registration and filing fees..............................................................       70,955
  Audit fees................................................................................       54,630
  Legal fees................................................................................       25,414
  Directors' fees and expenses (Note 2).....................................................       14,779
  Other expenses (Note 1)...................................................................       30,664
                                                                                              -----------
    Total expenses before reductions........................................................   14,469,875
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................   (1,009,844)
                                                                                              -----------
    Total net expenses......................................................................   13,460,031
                                                                                              -----------
Net investment income.......................................................................   16,790,846
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................  11,255,273
  Net realized gain on foreign currency transactions............................  12,750,255
                                                                                  ----------
    Net realized gain during the year.......................................................   24,005,528
  Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies........................................................  (4,059,448)
  Net change in unrealized appreciation of investments..........................  84,674,909
                                                                                  ----------
    Net unrealized appreciation during the year.............................................   80,615,461
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................  104,620,989
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $121,411,835
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1341
                         GT GLOBAL GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                YEAR ENDED    YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                   1997          1996
                                                                               ------------  ------------
Increase in net assets
Operations:
  Net investment income......................................................  $ 16,790,846  $ 18,175,444
  Net realized gain on investments and foreign currency transactions.........    24,005,528    15,732,409
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..............................    (4,059,448)    1,957,055
  Net change in unrealized appreciation of investments.......................    84,674,909    62,236,320
                                                                               ------------  ------------
    Net increase in net assets resulting from operations.....................   121,411,835    98,101,228
                                                                               ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (7,733,156)   (9,963,848)
  From net realized gain on investments......................................      (757,327)   (1,766,763)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (9,266,887)  (10,894,963)
  From net realized gain on investments......................................      (907,529)   (2,225,842)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income.................................................      (125,777)      (65,132)
  From net realized gain on investments......................................       (12,318)       (5,890)
                                                                               ------------  ------------
    Total distributions......................................................   (18,802,994)  (24,922,438)
                                                                               ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested...........................   426,976,337   237,835,679
  Decrease from capital shares repurchased...................................  (450,361,754) (279,569,655)
                                                                               ------------  ------------
    Net decrease from capital share transactions.............................   (23,385,417)  (41,733,976)
                                                                               ------------  ------------
Total increase in net assets.................................................    79,223,424    31,444,814
Net assets:
  Beginning of year..........................................................   673,254,399   641,809,585
                                                                               ------------  ------------
  End of year................................................................  $752,477,823* $673,254,399*
                                                                               ------------  ------------
                                                                               ------------  ------------
 * Includes undistributed net investment income of...........................  $         --  $    755,291
                                                                               ------------  ------------
                                                                               ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1342
                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.21        0.22        0.24        0.22        0.24*
  Net realized and unrealized gain
   (loss) on investments................       1.12        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.33        1.04        0.37        0.19        1.29
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.21)      (0.24)      (0.22)      (0.21)      (0.24)
  From net realized gain on
   investments..........................      (0.02)      (0.04)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.23)      (0.28)      (0.23)      (0.27)      (0.28)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      19.01%      16.80%       6.27%       3.14%       25.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428
Ratio of net investment income to
 average net assets.....................       2.74%       3.17%       3.85%       3.30%        3.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.50%       1.59%       1.70%       1.67%        1.8%*
  Without expense reductions............       1.64%       1.66%       1.74%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

         1343
                         GT GLOBAL GROWTH & INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.16        0.17        0.20        0.18        0.20
  Net realized and unrealized gain
   (loss) on investments................       1.13        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.29        0.99        0.33        0.15        1.25
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.17)      (0.20)      (0.18)      (0.17)      (0.20)
  From net realized gain on
   investments..........................      (0.02)      (0.03)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.19)      (0.23)      (0.19)      (0.23)      (0.24)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      18.28%      16.06%       5.57%       2.48%       24.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 456,893   $ 383,966   $ 356,796   $ 359,242   $ 150,768
Ratio of net investment income to
 average net assets.....................       2.09%       2.52%       3.20%       2.65%        2.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.15%       2.24%       2.35%       2.32%        2.5%
  Without expense reductions............       2.29%       2.31%       2.39%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

                                                       ADVISOR CLASS+
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)        1996          1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $  7.10       $    6.35     $    6.24
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income.................      0.23            0.23          0.11
  Net realized and unrealized gain
   (loss) on investments................      1.13            0.82          0.13
                                          -----------   -----------  -------------
    Net increase from investment
     operations.........................      1.36            1.05          0.24
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.24)          (0.26)        (0.13)
  From net realized gain on
   investments..........................     (0.02)          (0.04)           --
  From sources other than net investment
   income...............................        --              --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.26)          (0.30)        (0.13)
                                          -----------   -----------  -------------
Net asset value, end of period..........   $  8.20       $    7.10     $    6.35
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............     19.23%          17.19%         3.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 3,057       $   3,085     $     944
Ratio of net investment income to
 average net assets.....................      3.09%           3.52%         4.20%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.15%           1.24%         1.35%(a)
  Without expense reductions............      1.29%           1.31%         1.39%(a)
Portfolio turnover rate++...............        50%             39%           83%
Average commission rate per share paid
 on portfolio transactions++............   $0.0151       $  0.0139           N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

         1344
                         GT GLOBAL GROWTH & INCOME FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Growth & Income Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by, Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Fund deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

         1345
                         GT GLOBAL GROWTH & INCOME FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $51,986,675 were on loan to brokers. The loans were secured by cash collateral of $54,846,747. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund

         1346
                         GT GLOBAL GROWTH & INCOME FUND

received $976,164 of income from securities lending which was used to offset the Fund's custody and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had no loan outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $2,560,909, with a weighted average interest rate of 6.41%. Interest expense for the Fund for the year ended October 31, 1997 was $5,014, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Funds' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global , Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $52,850 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $32 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997 GT Global collected CDSCs in the amount of $1,199,605. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

         1347
                         GT GLOBAL GROWTH & INCOME FUND

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $322,737,917 and $326,736,141, respectively. Purchases and sales of U.S. government obligations were $32,891,598 and $17,886,577, respectively, for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1348
                         GT GLOBAL GROWTH & INCOME FUND

                           CAPITAL SHARE TRANSACTIONS


                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   37,585,791  $289,617,397   21,196,018  $143,350,526
Shares issued in connection with reinvestment of
  distributions................................................      935,467     7,161,559    1,500,319     9,894,388
                                                                 -----------  ------------  -----------  ------------
                                                                  38,521,258   296,778,956   22,696,337   153,244,914
Shares repurchased.............................................  (43,156,190) (332,338,391) (27,157,086) (182,477,096)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (4,634,932) $(35,559,435)  (4,460,749) $(29,232,182)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS B                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   12,634,686  $ 97,336,518    9,561,545  $ 63,970,280
Shares issued in connection with reinvestment of
  distributions................................................    1,087,287     8,343,350    1,656,409    10,934,244
                                                                 -----------  ------------  -----------  ------------
                                                                  13,721,973   105,679,868   11,217,954    74,904,524
Shares repurchased.............................................  (12,063,889)  (93,059,122) (13,373,837)  (89,395,191)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................    1,658,084  $ 12,620,746   (2,155,883) $(14,490,667)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
ADVISOR CLASS                                                      SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    3,177,501  $ 24,442,634    1,416,928  $  9,616,882
Shares issued in connection with reinvestment of
  distributions................................................        9,792        74,879       10,469        69,359
                                                                 -----------  ------------  -----------  ------------
                                                                   3,187,293    24,517,513    1,427,397     9,686,241
Shares repurchased.............................................   (3,248,879)  (24,964,241)  (1,141,817)   (7,697,368)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................      (61,586) $   (446,728)     285,580  $  1,988,873
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Manager directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the period ended October 31, 1997, the Fund's expenses were reduced by $33,680 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,489,466 as a capital gain dividend for the fiscal year ended October 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 76% of the ordinary income dividends paid (including short-term capital gain distributions, if any) as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 1997.

         1349
                          AIM GLOBAL HIGH INCOME FUND
                     (FORMERLY GT GLOBAL HIGH INCOME FUND)
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors of AIM Investment Funds, Inc. and the Shareholders of AIM Global High Income Fund (formerly GT Global High Income Fund) and AIM Strategic Income Fund (formerly GT Global Strategic Income Fund):

We have audited the accompanying statement of assets and liabilities of AIM Global High Income Fund-Consolidated and AIM Strategic Income Fund, including the portfolios of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Global High Income Fund-Consolidated and AIM Strategic Income Fund as of April 30, 1998, the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 15, 1998

         1350
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (74.6%)
  Australia (1.9%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD            6,100,000   $  4,517,717         1.9
  Canada (2.4%)
    Canadian Government, 8% due 6/1/27 ...................   CAD            5,920,000      5,509,240         2.4
  Denmark (4.2%)
    Kingdom of Denmark, 7% due 11/10/24 ..................   DKK           56,700,000      9,736,506         4.2
  Germany (9.2%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           22,050,000     13,124,298         5.6
      6.25% due 1/4/24 ...................................   DEM            9,500,000      5,828,414         2.5
      7.5% due 11/11/04 ..................................   DEM            4,100,000      2,620,435         1.1
  Italy (8.4%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      8.5% due 1/1/04 ....................................   ITL       14,480,000,000      9,573,466         4.1
      7.25% due 11/1/26 ..................................   ITL       13,200,000,000      9,093,963         3.9
      9% due 11/1/23 .....................................   ITL        1,230,000,000      1,007,229         0.4
  South Africa (7.9%)
    Republic of South Africa, 12.5% due 1/15/02 ..........   ZAR           54,500,000     10,766,244         4.6
    Lesotho Highlands Water Authority, 12.5% due
     4/15/02 .............................................   ZAR           38,800,000      7,630,219         3.3
  Spain (1.8%)
    Spanish Government, 7.35% due 3/31/07 ................   ESP          550,000,000      4,179,545         1.8
  Sweden (3.6%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           54,800,000      8,435,397         3.6
  United Kingdom (10.6%)
    United Kingdom Treasury:
      9.5% due 4/18/05 ...................................   GBP            6,730,000     13,505,017         5.8
      6.75% due 11/26/04 .................................   GBP            6,390,000     11,173,150         4.8
  United States (23.3%)
    United States Treasury:
      6.625% due 5/15/07 .................................   USD           20,800,000     22,059,981         9.5
      8% due 11/15/21 ....................................   USD           17,000,000     21,146,407         9.1
      6.125% due 11/15/27 ................................   USD            5,800,000      5,939,563         2.6
    Federal National Mortgage Association, 6.375% due
     8/15/07 .............................................   AUD            7,300,000      4,850,335         2.1
  Uruguay (1.3%)
    Republic of Uruguay, 7.875% due 7/15/27 - 144A{.} ....   USD            3,000,000      3,060,000         1.3
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $169,806,388) ...........................................                               173,757,126
                                                                                        ------------
Corporate Bonds (15.8%)
  Germany (0.9%)
    Kredit Fuer Wiederaufbau International Finance, 7.25%
     due 7/16/07 .........................................   AUD            3,100,000      2,161,887         0.9

    The accompanying notes are an integral part of the financial statements.

         1351
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  South Africa (5.3%)
    Eskom, 11% due 6/1/08 ................................   ZAR           68,500,000   $ 12,029,725         5.2
    Development Bank of South Africa, due 12/31/27{=} ....   ZAR           39,300,000        238,211         0.1
  Tunisia (2.0%)
    Banque Centrais de Tunisie, 8.25% due 9/19/27 ........   USD            4,750,000      4,552,695         2.0
  United Kingdom (6.6%)
    SBC Jersey, 8.75% due 6/20/05 ........................   GBP            8,200,000     15,293,137         6.6
  United States (1.0%)
    Ford Motor Credit Co., 14% due 11/13/02 ..............   ZAR            8,000,000      1,608,946         0.7
    Walt Disney Co., 14% due 10/24/02 ....................   ZAR            3,300,000        666,205         0.3
                                                                                        ------------
Total Corporate Bonds (cost $36,208,675) .................                                36,550,806
                                                                                        ------------
Mortgage Backed (14.1%)
  Denmark (6.5%)
    Realkredit Bank, 7% due 10/1/29 ......................   DKK          103,408,000     15,225,198         6.5
  United States (7.6%)
    Government National Mortgage Association:
      Pool #462363, 7% due 11/15/27 ......................   USD            8,572,002      8,675,132         3.7
      Pool #780515, 9.5% due 12/15/21 ....................   USD            4,240,952      4,616,014         2.0
    Federal Home Loan Mortgage Association Pool #E62449,
     8.5% due 3/1/10 .....................................   USD            2,188,891      2,304,664         1.0
    Salomon Brothers Mortgage Securities VII Series 1997 -
     HUD1 Class AWAC, 6.0867% due 12/25/30 ...............   USD            2,158,243      2,177,127         0.9
                                                                                        ------------
Total Mortgage Backed (cost $32,531,938) .................                                32,998,135
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $238,547,001) .......                               243,306,067       104.5
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option: .............................   USD                   --             --          --
    CURRENCY OPTIONS
    Strike 1.82, expires 5/12/98 .........................                  2,550,000          3,680          --
    Strike 1.84, expires 5/7/98 ..........................                  4,500,000            441          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $26,535) .............................                                     4,121          --
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1352
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (4.7%)
  Mexico (4.7%)
    Mexican Cetes: .......................................   MXN                   --             --         4.7
      due 5/7/98 current yield 17.62% ....................                 25,000,000   $  2,941,293          --
      due 6/11/98 current yield 17.95% ...................                 22,039,910      2,547,366          --
      due 11/19/98 current yield 19.52% ..................                 23,844,450      2,533,958          --
      due 5/28/98 current yield 17.76% ...................                 20,900,000      2,433,110          --
      due 12/17/98 current yield 19.77% ..................                  4,800,000        502,362          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $11,178,125) ............................................                                10,958,089
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $11,178,125) ..........                                10,958,089         4.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $249,751,661)  * .................                               254,268,277       109.2
Other Assets and Liabilities .............................                               (21,527,345)       (9.2)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $232,740,932       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

-------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=}  Zero coupon bond.
          * For Federal income tax purposes, cost is $250,105,125 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   7,238,966
                 Unrealized depreciation:            (3,075,814)
                                                  -------------
                 Net unrealized appreciation:     $   4,163,152
                                                  -------------
                                                  -------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

         1353
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                     UNREALIZED
                                           MARKET VALUE      CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE        DATE    (DEPRECIATION)
----------------------------------------  --------------   ------------  --------  --------------
Australian Dollars......................      12,589,578        1.53713   8/4/98    $    33,674
Australian Dollars......................       3,786,006        1.49887   8/4/98        (86,249)
Danish Kroner...........................       5,036,480        6.76600   8/4/98        (32,172)
Deutsche Marks..........................      12,092,282        1.78974   6/4/98         36,255
Deutsche Marks..........................       5,102,183        1.78923   8/4/98         13,847
Swedish Kronor..........................       5,350,910        7.97865   8/4/98        177,804
                                          --------------                           --------------
  Total Contracts to Buy (Payable amount
   $43,814,280).........................      43,957,439                                143,159
                                          --------------                           --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 18.89%.


CONTRACTS TO SELL:
---------------------------------------
Australian Dollars......................      18,551,692        1.45560   8/4/98        986,590
Australian Dollars......................       6,564,845        1.48227   8/4/98        224,732
Australian Dollars......................       2,127,834        1.48862   8/4/98         63,460
British Pounds..........................      11,894,754        0.59966   8/4/98        115,301
Canadian Dollars........................       5,421,805        1.42760   8/4/98         (2,921)
Danish Kroner...........................       8,517,863        6.88800   8/4/98        (97,421)
Danish Kroner...........................       2,294,095        7.00000   8/4/98        (62,524)
Danish Kroner...........................       1,962,046        6.89100   8/4/98        (23,285)
Danish Kroner...........................       1,786,842        6.66600   8/4/98        (19,924)
Deutsche Marks..........................       6,078,770        1.80780   8/4/98        (78,770)
Deutsche Marks..........................       5,051,802        1.81740   8/4/98        (91,802)
Deutsche Marks..........................       4,954,746        1.80800   8/4/98        (64,746)
Deutsche Marks..........................       4,050,720        1.80700   8/4/98        (50,720)
Deutsche Marks..........................       1,849,388        1.83600   8/4/98        (52,002)
Deutsche Marks..........................         213,134        1.81100   8/4/98         (3,134)
Italian Liras...........................       1,980,375     1800.00000   8/4/98        (35,931)
Spanish Pesetas.........................         303,227      153.32000   8/4/98         (3,201)
Swedish Kronor..........................       7,778,540        8.03548   8/4/98       (311,655)
                                          --------------                           --------------
  Total Contracts to Sell (Receivable
   amount $91,874,525)..................      91,382,478                                492,047
                                          --------------                           --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 39.26%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                            $   635,206
                                                                                   --------------
                                                                                   --------------

---------------
See Note 1 of Notes to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1354
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (76.0%)
  Algeria (3.0%)
    Algeria Tranche 1 Loan Assignment, 6.625% due
     9/4/06+ .............................................   USD            9,250,000   $  7,261,250         2.1
    Algeria Tranche 3 Loan Assignment, 1.75% due
     3/4/10+ .............................................   JPY          700,000,000      3,293,402         0.9
  Argentina (12.9%)
    Republic of Argentina:
      Global Bond, 9.75% due 9/19/27 .....................   USD           26,462,000     25,515,984         7.2
      Global Bond, 11.375% due 1/30/17 ...................   USD           11,836,000     13,093,575         3.7
      Par Bond Series L, 5.75% (6% at 4/99) due
       3/31/23++ .........................................   USD            5,100,000      3,885,563         1.1
      Discount Bond, 6.625% due 3/31/23+ .................   USD            3,500,000      3,016,563         0.9
  Brazil (15.2%)
    Republic of Brazil:
      C Bond, 5%, (8% at 4/00) due 4/15/14 (Effective rate
       at year end is 8%, including "payment-in-kind"
       bonds.)[.] ++ .....................................   USD           54,633,129     45,277,203        12.8
      Par Z-L Bond, 5.50%, (5.75% at 4/99) due
       4/15/24++ .........................................   USD            6,359,000      4,749,378         1.3
    Debt Conversion Bond Series L, 6.6875% due
     4/15/12+ ............................................   USD            4,814,000      3,827,130         1.1
  Bulgaria (5.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       (2.5% at 8/98) due 7/28/12++ ......................   USD           18,357,000     12,413,921         3.5
      Interest Arrears Bond, 6.625% due 7/28/11 -
       Euro+ .............................................   USD            7,000,000      5,534,375         1.6
  Croatia (1.8%)
    Croatian Government Series A, 6.625% due 7/31/10+ ....   USD            7,200,000      6,466,500         1.8
  Ecuador (2.6%)
    Ecuador, Past Due Interest Bond, 6.625% due
     2/27/15+ ............................................   USD           14,606,019      9,384,367         2.6
  Ivory Coast (1.0%)
    Ivory Coast Past Due Interest Bond, 1.9% due
     3/29/18 .............................................   FRF           55,000,000      3,683,444         1.0
  Jordan (1.0%)
    Kingdom of Jordan, 5% (5.5% at 12/98) due
     12/23/23++ ..........................................   USD            4,750,000      3,467,500         1.0
  Korea (4.1%)
    Republic of Korea, 8.875% due 4/15/08 ................   USD           12,600,000     12,424,230         3.5
    Korea Electric Power, 7% due 2/1/27 ..................   USD            2,510,000      2,154,200         0.6
  Mexico (3.2%)
    United Mexican States:
      Global Bond, 11.375% due 9/15/16{./} ...............   USD            5,859,000      6,885,790         1.9
      Global Bond, 11.5 due 5/15/26 ......................   USD            3,826,000      4,619,895         1.3
  Panama (1.7%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% (4% at 7/98) due
       7/17/14++ .........................................   USD            4,704,000      3,695,580         1.0
      8.875% due 9/30/27 .................................   USD            2,689,000      2,633,876         0.7
  Peru (1.6%)
    Republic of Peru, Past Due Interest Bond, 4% (4.5% at
     7/98) due 3/7/17++ ..................................   USD            8,107,000      5,527,961         1.6

    The accompanying notes are an integral part of the financial statements.

         1355
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Philippines (1.6%)
    Republic of Philippines, 8.875% due 4/15/08 -
     144A{.} .............................................   USD            3,650,000   $  3,610,215         1.0
    Bangko Sentral Pilipinas, 8.6% due 6/15/27 ...........   USD            2,416,000      2,202,099         0.6
  Russia (16.6%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Principal Loans, 6.72% due 12/15/20+ ................   USD           59,184,372     37,578,135        10.6
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Interest Notes, 6.72% due 12/15/15+ .................   USD           29,559,031     21,319,451         6.0
  Venezuela (4.6%)
    Republic of Venezuela, 9.25% due 9/15/27{./} .........   USD           18,355,000     16,257,941         4.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $252,885,532) ...........................................                               269,779,528
                                                                                        ------------
Corporate Bonds (18.5%)
  Argentina (1.2%)
    Mastellone Hermanos S.A., 11.75% due 4/1/08 -
     144A{.} .............................................   USD            1,943,000      2,006,148         0.6
    Telefonica de Argentina, 9.125% due 5/7/08 -
     144A{.} .............................................   USD            1,983,000      1,992,241         0.6
  Brazil (3.8%)
    Banco Do Brasil (Cayman), 9.375% due 6/15/07 .........   USD            5,816,000      5,728,760         1.6
    Banco Hipotecario Espana, 10% due 4/17/03 -
     144A{.} .............................................   USD            3,679,000      3,720,389         1.1
    Comtel Brasileira Ltd. "A", 10.75% due 9/26/04 -
     144A{.} .............................................   USD            2,328,000      2,386,200         0.7
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            1,378,000      1,384,890         0.4
  China (0.7%)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            3,210,000      2,557,889         0.7
  Hong Kong (1.1%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            2,434,000      2,056,730         0.6
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            2,100,000      1,715,280         0.5
  Indonesia (0.3%)
    Polysindo International Finance, 8.750% due
     4/22/99(::) .........................................   IDR       27,500,000,000      1,037,736         0.3
  Jamaica (1.0%)
    Mechala Group Jamaica:
      12.75% due 12/30/99 - Series B .....................   USD            2,846,000      2,618,320         0.7
      12.75% due 12/30/99 - Reg S{c} .....................   USD            1,288,000      1,184,960         0.3
  Korea (2.5%)
    Pohang Iron & Steel Co., Ltd.:
      8.26% due 2/19/99 ..................................   USD            5,000,000      4,961,455         1.4
      2% due 10/9/00 .....................................   JPY          224,000,000      1,506,764         0.4
    L.G.-Caltex Oil Corp., 12.75% due 3/31/01 -
     144A{.} .............................................   USD            2,112,000      2,148,960         0.6
    Korea Development Bank, 4.35% due 5/25/99 ............   JPY           60,300,000        432,960         0.1
  Malaysia (1.9%)
    Petroliam Nasional Bhd.:
      7.125% due 8/15/05 - 144A{.} .......................   USD            3,547,000      3,143,529         0.9
      7.625% due 10/15/26 - 144A{.} ......................   USD            1,469,000      1,283,172         0.4

    The accompanying notes are an integral part of the financial statements.

         1356
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Tenaga Nasional Bhd., 7.875% due 6/15/04 - 144A{.} ...   USD            2,416,000      2,281,078         0.6
  Mexico (3.5%)
    Petroleos Mexicanos:
      9.25% due 3/30/18 - 144A{.} ........................   USD            8,697,000   $  8,501,318         2.4
      9.5% due 9/15/27 - 144A{.} .........................   USD            3,968,000      3,977,920         1.1
  Russia (1.9%)
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            4,200,000      3,717,000         1.1
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            2,283,000      2,751,015         0.8
  Singapore (0.6%)
    Krung Thai Bank (Singapore), 6.73% due 9/30/04 .......   USD            2,500,000      2,131,250         0.6
                                                                                        ------------
Total Corporate Bonds (cost $74,463,170) .................                                65,225,964
                                                                                        ------------
Structured Notes (1.4%)
  Korea (1.4%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02[::]
      (Issued by a newly created Delaware Business Trust,
       collateralized by triple A paper. This trust
       certificate has a credit risk component linked to
       the value of a referenced security: Korean
       Development Bank 1.875% 2002.)
       (cost $5,050,000)  ................................   USD            5,050,000      5,024,750         1.4
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $332,398,702) .......                               340,030,242        95.9
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Structured Notes (3.7%)
  Indonesia (1.1%)
    Indonesia Credit Linked Unsecured Note due 5/27/98
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a credit risk component linked to the
       value of referenced securities issued by the Bank
       of Indonesia and the Republic of Indonesia.)  .....   USD            3,985,151      3,938,126         1.1
  Korea (2.6%)
    Korean Credit Linked Unsecured Note due 4/27/99[::]
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a currency and credit risk component
       linked to the value of referenced securities issued
       by the Korean Development Bank.)  .................   USD           10,937,647      9,375,751         2.6
                                                                                        ------------
Total Structured Notes (cost $13,133,663) ................                                13,313,877
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $13,133,663) ..........                                13,313,877         3.7
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1357
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust
   Co., due May 1, 1998, for an effective yield of 5.44%
   collateralized by $7,815,000 U.S. Treasury Bills,
   6.125% due 8/31/98 (market value of collateral is
   $7,912,688, including accrued interest). (cost
   $7,757,000)  ..........................................                              $  7,757,000         2.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $353,289,365)  * .................                               361,101,119       101.8
Other Assets and Liabilities .............................                                (6,411,126)       (1.8)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $354,689,993       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

-------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for derivative instruments. (See Note 1 of Notes to Financial Statements.)
       [::] Certain events may cause the contract to terminate prior to date shown.
          * For Federal income tax purposes, cost is $353,438,753 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  19,507,848
                 Unrealized depreciation:           (11,845,482)
                                                  -------------
                 Net unrealized appreciation:     $   7,662,366
                                                  -------------
                                                  -------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                 SWAP CONTRACT
                                 APRIL 30, 1998

                                           TERMINATION                      NOTIONAL
DESCRIPTION                                    DATE         CURRENCY         AMOUNT          VALUE
----------------------------------------  --------------  -------------  ---------------  -----------
Mexico Credit Default Swap with
 semiannual payments (fixed rate payment
 1.72%).................................   3/31/2000[::]          USD    $    12,330,000  $   (58,987)
  Contract counterparty is J.P. Morgan
   Securities, Inc. The contract value
   is related to the credit quality of a
   referenced security: United Mexican
   States 11.5% Global Bond due May 15,
   2026.

-------------

       [::] Certain events may cause the contract to terminate prior to date shown.

-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................     3,932,754         6.05000  10/15/98     $(62,400)
Japanese Yen............................     1,464,502       122.90000   7/31/98       91,202
Japanese Yen............................       440,309       121.90000   7/31/98       31,257
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $5,897,624)...................     5,837,565                                 60,059
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 1.65%.
  Total Open Forward Foreign Currency
   Contracts............................                                             $ 60,059
                                                                                  --------------
                                                                                  --------------

---------------
See Note 1 of Notes to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1358
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (65.4%)
  Algeria (1.3%)
    Algeria Tranche 1 Loan Assignment, 6.625% due
     9/4/06+ .............................................   USD            5,500,000   $  4,317,500         1.1
    Algeria Tranche 3 Loan Assignment, 1.75% due
     3/4/10+ .............................................   JPY          150,000,000        705,729         0.2
  Argentina (4.3%)
    Republic of Argentina:
      Global Bond, 11.375% due 1/30/17 ...................   USD            7,575,000      8,379,844         2.2
      Global Bond, 9.75% due 9/19/27 .....................   USD            5,192,000      5,006,386         1.3
      Par Bond Series L, 5.75% (6% at 4/99) due
       3/31/23++ .........................................   USD            2,500,000      1,904,688         0.5
      Discount Bond, 6.625% due 3/31/23+ .................   USD            1,445,000      1,245,409         0.3
  Australia (2.4%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           12,290,000      9,102,089         2.4
  Brazil (6.1%)
    Republic of Brazil:
      C Bond, 5% (8% at 4/00) due 4/15/14 (Effective rate
       at year end is 8%, including "payment-in-kind"
       bonds.)[.] ++ .....................................   USD           22,694,868     18,808,372         4.9
      Par Z-L Bond, 5.5% (5.75% at 4/99) due 4/15/24++ ...   USD            3,861,000      2,883,684         0.7
      Debt Conversion Bond Series L, 6.6875% due
       4/15/12+ ..........................................   USD            2,562,000      2,036,790         0.5
  Bulgaria (1.6%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       (2.5% at 7/98)due 7/28/12++ .......................   USD            7,396,000      5,001,545         1.3
      Interest Arrears Bond, 6.625% due 7/28/11+ .........   USD            1,586,000      1,253,931         0.3
  Canada (1.0%)
    Canadian Government, 8% due 6/1/27 ...................   CAD            4,230,000      3,936,501         1.0
  Croatia (0.9%)
    Croatian Government Series A, 6.625% due 7/31/10+ ....   USD            3,700,000      3,323,063         0.9
  Denmark (1.7%)
    Kingdom of Denmark, 7% due 11/10/24 ..................   DKK           39,300,000      6,748,583         1.7
  Ecuador (0.8%)
    Ecuador, Past Due Interest Bond, 6.625% due
     2/27/15+ ............................................   USD            4,733,298      3,041,144         0.8
  Germany (7.5%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           35,500,000     21,120,150         5.5
      6.25% due 1/4/24 ...................................   DEM           12,700,000      7,791,669         2.0
  Italy (2.5%)
    Italian Government, 7.25% due 11/1/26 ................   ITL       11,000,000,000      7,578,302         2.0
    Italian Buoni Poliennali Del Tesoro (BTPS), 8.5% due
     1/1/04 ..............................................   ITL        2,730,000,000      1,804,942         0.5
  Ivory Coast (0.2%)
    Ivory Coast Past Due Interest Bond, 1.9% due
     3/29/18 .............................................   FRF           12,000,000        803,661         0.2
  Jordan (0.6%)
    Kingdom of Jordan, 5% (5.5% at 12/98) due
     12/23/23++ ..........................................   USD            3,250,000      2,372,500         0.6
  Korea (1.8%)
    Republic of Korea, 8.875% due 4/15/08 ................   USD            4,570,000      4,506,249         1.2

    The accompanying notes are an integral part of the financial statements.

         1359
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
    Korea Electric Power, 7% due 2/1/27 ..................   USD            2,540,000   $  2,179,947         0.6
  Netherlands (0.8%)
    Netherlands Government Bond, 5.5% due 1/15/28 ........   NLG            6,000,000      2,934,641         0.8
  New Zealand (1.8%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           12,000,000      6,930,003         1.8
  Panama (0.9%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% (4% at 7/98) due
       7/17/14++ .........................................   USD            2,917,000      2,291,668         0.6
      8.875% due 9/30/27 .................................   USD            1,373,000      1,344,854         0.3
  Peru (0.8%)
    Republic of Peru, Past Due Interest Bond, 4% (4.5% at
     7/98) due 3/7/17++ ..................................   USD            4,776,000      3,256,635         0.8
  Philippines (0.5%)
    Republic of Philippines, 8.875% due 4/15/08 -
     144A{.} .............................................   USD            1,330,000      1,315,503         0.3
    Bangko Sentral Pilipinas, 8.6% due 6/15/27 ...........   USD              933,000        850,397         0.2
  Russia (5.5%)
    Bank for Foreign Economic Affairs (Venesheconombank)
     Principal Loans, 6.72%due 12/15/20+ .................   USD           23,161,492     14,707,547         3.8
    Bank for Foreign Economic Affairs (Venesheconombank)
     Interest Notes, 6.72% due 12/15/15+ .................   USD            8,905,352      6,422,985         1.7
  South Africa (2.6%)
    Republic of South Africa, 12.5% due 1/15/02 ..........   ZAR           51,800,000     10,232,871         2.6
  Sweden (0.7%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           19,000,000      2,924,681         0.7
  United Kingdom (7.6%)
    United Kingdom Conversion, 9.5% due 4/18/05 ..........   GBP            7,400,000     14,849,498         3.8
    United Kingdom Treasury, 7.5% due 12/7/06 ............   GBP            8,000,000     14,820,241         3.8
  United States (9.9%)
    United States Treasury:
      6.875% due 8/15/25{./} .............................   USD           14,500,000     16,127,851         4.2
      6.50% due 10/15/06{./} .............................   USD           13,170,000     13,808,179         3.6
      6.625% due 5/15/07 .................................   USD            3,900,000      4,136,895         1.1
    Federal National Mortgage Association, 7.25% due
     6/20/02 .............................................   NZD            7,000,000      3,804,876         1.0
  Venezuela (1.6%)
    Republic of Venezuela, 9.25% due 9/15/27 .............   USD            6,989,000      6,190,507         1.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $246,787,697) ...........................................                               252,802,510
                                                                                        ------------
Corporate Bonds (18.7%)
  Argentina (0.2%)
    Mastellone Hermanos S.A., 11.75% due 4/1/08 -
     144A{.} .............................................   USD              745,000        769,213         0.2
  Brazil (0.9%)
    Banco Hipotecario Espana, 10% due 4/17/03 -
     144A{.} .............................................   USD            1,675,000      1,693,844         0.4

    The accompanying notes are an integral part of the financial statements.

         1360
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Comtel Brasileira Ltd. "A", 10.75% due 9/26/04 -
     144A{.} .............................................   USD            1,171,000      1,200,275         0.3
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD              813,000   $    817,065         0.2
  Canada (0.2%)
    Trench Electric & Trench, Inc., 10.25% due 12/15/07 -
     144A{.} .............................................   USD              875,000        881,563         0.2
  China (0.4%)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            1,720,000      1,370,582         0.4
  Hong Kong (0.5%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            1,210,000      1,022,450         0.3
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            1,100,000        898,480         0.2
  Jamaica (0.2%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg
     S{c} ................................................   USD              719,000        661,480         0.2
  Korea (0.6%)
    L.G.-Caltex Oil Corp., 12.75% due 3/31/01 -
     144A{.} .............................................   USD              902,000        917,785         0.3
    Pohang Iron & Steel, 2% due 10/9/00 ..................   JPY          119,000,000        800,469         0.2
    Korea Development Bank, 4.35% due 5/25/99 ............   JPY           32,000,000        229,763         0.1
  Malaysia (0.7%)
    Petroliam Nasional Bhd.:
      7.125% due 8/15/05 - 144A{.} .......................   USD            1,908,000      1,690,965         0.4
      7.875% due 6/15/04 - 144A{.} .......................   USD              933,000        880,897         0.2
    Petroliam Nasional Bhd., 7.625% due 10/15/26 -
     144A{.} .............................................   USD              575,000        502,263         0.1
  Mexico (2.8%)
    Petroleos Mexicanos:
      9.25% due 3/30/18 - 144A{.} ........................   USD            8,010,000      7,829,775         2.0
      9.5% due 9/15/27 - 144A{.} .........................   USD            2,028,000      2,033,070         0.5
    Monterrey Power, S.A. de C.V., 9.625% due 11/15/09 -
     144A{.} .............................................   USD            1,245,000      1,257,450         0.3
  Russia (0.7%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            1,526,000      1,838,830         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            1,040,000        920,400         0.2
  Singapore (0.2%)
    Krung Thai Bank (Singapore), 6.73% due 9/30/04 .......   USD            1,000,000        852,500         0.2
  United States (11.3%)
    Chase Manhattan Corp., 6.25% due 1/15/06 .............   USD            2,835,000      2,800,674         0.7
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000      2,743,411         0.7
    Engle Homes, Inc., 9.25% due 2/1/08 ..................   USD            2,350,000      2,376,320         0.6
    Unisys Corp., 7.875% due 4/1/08 ......................   USD            2,350,000      2,355,875         0.6
    United Stationers Supply, 8.375% due 4/15/08 -
     144A{.} .............................................   USD            2,000,000      2,015,000         0.5
    Globalstar LP Capital, 11.375% due 2/15/04 ...........   USD            1,900,000      1,957,000         0.5
    Lenfest Communications, 8.25% due 2/15/08 -
     144A{.} .............................................   USD            1,850,000      1,884,040         0.5
    Hollywood Casino Corp., 12.75% due 11/1/03 ...........   USD            1,700,000      1,878,500         0.5
    Eagle Family Foods, 8.75% due 1/15/08 - 144A{.} ......   USD            1,875,000      1,856,250         0.5
    Riddell Sports, Inc., 10.5% due 7/15/07 ..............   USD            1,700,000      1,768,000         0.5
    Accuride Corp., 9.25% due 2/1/08 - 144A{.} ...........   USD            1,725,000      1,725,000         0.5
    Graham Packaging/GPC Capital, 8.75% due 1/15/08 -
     144A{.} .............................................   USD            1,725,000      1,725,000         0.5

    The accompanying notes are an integral part of the financial statements.

         1361
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Smithfield Foods, Inc., 7.625% due 2/15/08 -
     144A{.} .............................................   USD            1,725,000      1,712,063         0.5
    Trump Atlantic Association Funding, Inc., 11.25% due
     5/1/06 ..............................................   USD            1,700,000   $  1,702,125         0.4
    ACME Metal, Inc., 10.875% due 12/15/07 - 144A{.} .....   USD            1,500,000      1,517,580         0.4
    Lin Television Corp., 8.375% due 3/1/08 - 144A{.} ....   USD            1,500,000      1,492,668         0.4
    Drypers Corp. Series B, 10.25% due 6/15/07 ...........   USD            1,300,000      1,339,000         0.4
    Chancellor Media Corp., 8.125% due 12/15/07 -
     144A{.} .............................................   USD            1,300,000      1,303,250         0.4
    BTI Telecommunications Corp., 10.5% due 9/15/07 -
     144A{.} .............................................   USD              885,000        931,463         0.3
    Penn National Gaming, Inc., 10.625% due 12/15/04 -
     144A{.} .............................................   USD              875,000        918,750         0.2
    Norampac, Inc., 9.5% due 2/1/08 - 144A{.} ............   USD              885,000        915,975         0.2
    Hard Rock Hotel, Inc., 9.25% due 4/1/05 - 144A{.} ....   USD              880,000        900,350         0.2
    Revlon Consumer Products, 8.625% due 2/2/08 -
     144A{.} .............................................   USD              885,000        887,213         0.2
    Duane Reade, Inc., 9.25% due 2/15/08 .................   USD              885,000        884,706         0.2
    Allbritton Communication, 8.875% due 2/1/08 -
     144A{.} .............................................   USD              885,000        880,575         0.2
    Anker Coal Group, Inc., 9.75% due 10/1/07 -
     144A{.} .............................................   USD              875,000        855,313         0.2
    Syratech Corp., 11% due 4/15/07 ......................   USD              880,000        756,800         0.2
    Delco Remy International, Inc., 8.625% due
     12/15/07 ............................................   USD              650,000        659,484         0.2
    Pillowtex Corp., 9% due 12/15/07 - 144A{.} ...........   USD              435,000        453,488         0.1
                                                                                        ------------
Total Corporate Bonds (cost $72,365,567) .................                                72,264,992
                                                                                        ------------
Mortgage Backed (10.4%)
  Denmark (1.1%)
    Realkredit Danmark, 6% due 10/1/26 ...................   DKK           29,317,000      4,210,612         1.1
  United States (9.3%)
    Government National Mortgage Association:
      TBA Pass Thru Pool, 6.5% due 5/15/28{*} ............   USD           14,000,000     13,877,500         3.6
      TBA Pass Thru Pool, 6% due 5/15/28{*} ..............   USD           14,000,000     13,562,500         3.5
    Federal National Mortgage Association Pool #313439, 7%
     due 3/1/04 ..........................................   USD            8,313,847      8,451,549         2.2
                                                                                        ------------
Total Mortgage Backed (cost $39,883,101) .................                                40,102,161
                                                                                        ------------
Structured Notes (0.5%)
  Korea (0.5%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02[::]
      (Issued by a newly created Delaware Business Trust,
       collateralized by triple A paper. This trust
       certificate has a credit risk component linked to
       the value of a referenced security: Korean
       Development Bank 1.875% 2002.)
       (cost $1,930,000)  ................................   USD            1,930,000      1,920,350         0.5
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $360,966,365) .......                               367,090,013        95.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1362
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option: .............................   USD                   --             --          --
    CURRENCY OPTIONS
    Strike 1.82, expires 5/12/98 .........................                  2,320,000          3,348          --
    Strike 1.84, expires 5/7/98 ..........................                  4,100,000            402          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $24,164) .............................                                     3,750          --
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (7.2%)
  United States (7.2%)
    Ford Motor Credit Corp., effective yield 5.69%, due
     5/20/98{./} .........................................   USD           14,000,000   $ 13,959,361         3.6
    General Electric Co., effective yield 5.69%, due
     5/20/98{./} .........................................   USD           14,000,000     13,959,361         3.6
                                                                                        ------------
Total Commercial Paper - Discounted (cost $27,918,722) ...                                27,918,722
                                                                                        ------------
Government & Government Agency Obligations (1.5%)
  Mexico (1.5%)
    Mexican Cetes: .......................................   MXN                   --             --         1.5
      current yield 19.77% due 12/17/98 ..................                 29,250,000      3,061,270          --
      current yield 19.52% due 11/19/98 ..................                 23,350,000      2,481,413          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $5,517,534) .............................................                                 5,542,683
                                                                                        ------------
Structured Notes (1.3%)
  Indonesia (0.4%)
    Indonesia Credit Linked Unsecured Note due 5/27/98
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a credit risk component linked to the
       value of referenced securities issued by the Bank
       of Indonesia and the Republic of
       Indonesia.)  ......................................   USD            1,600,000      1,581,120         0.4

    The accompanying notes are an integral part of the financial statements.

         1363
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Structured Notes (Continued)
  Korea (0.9%)
    Korean Credit Linked Unsecured Note due 4/27/99[::]
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a currency and credit risk component
       linked to the value of referenced securities issued
       by the Korean Development Bank.)  .................   USD            4,055,000      3,475,946         0.9
                                                                                        ------------
Total Structured Notes (cost $4,989,984) .................                                 5,057,066
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $38,426,240) ..........                                38,518,471        10.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,416,769)  * .................                               405,612,234       105.0
Other Assets and Liabilities .............................                               (19,242,576)       (5.0)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $386,369,658       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

-------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for derivative instruments. (See Note 1 of Notes to the Financial Statements.)
        {*}  Purchased on a forward commitment basis.
       [::] Certain events may cause the contract to terminate prior to date shown.
          * For Federal income tax purposes, cost is $400,141,188 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,468,208
                 Unrealized depreciation:            (5,997,162)
                                                  -------------
                 Net unrealized appreciation:     $   5,471,046
                                                  -------------
                                                  -------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

         1364
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------
                                 SWAP CONTRACT
                                 APRIL 30, 1998

                                           TERMINATION                      NOTIONAL
DESCRIPTION                                    DATE         CURRENCY         AMOUNT         VALUE
----------------------------------------  --------------  -------------  --------------  -----------
Mexico Credit Default Swap with
 semiannual payments (fixed rate payment
 1.72%).................................   3/31/2000[::]          USD    $    4,730,000  $   (22,628)
  Contract counterparty is J.P. Morgan
   Securities, Inc. The contract value
   is related to the credit quality of a
   referenced security: United Mexican
   States 11.5% Global Bond due May 15,
   2026.

-------------

       [::] Certain events may cause the contract to terminate prior to date shown.

-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................     2,139,576         1.59713    8/4/98     $  5,723
Canadian Dollars........................     5,121,354         1.41700    5/4/98      (45,901)
Canadian Dollars........................     2,222,844         1.43000    5/4/98          466
Deutsche Marks..........................    10,808,436         1.78974    8/4/98       32,406
Deutsche Marks..........................       965,153         1.78923    8/4/98        2,619
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $21,262,050).........................    21,257,363                                 (4,687)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 5.50%.


CONTRACTS TO SELL:
---------------------------------------
Australian Dollars......................     9,132,337         1.45560    8/4/98      485,663
Australian Dollars......................     1,696,005         1.48862    8/4/98       50,581
British Pounds..........................    10,672,577         0.59956    8/4/98      103,454
Canadian Dollars........................     5,245,856         1.45170    5/4/98      (79,499)
Canadian Dollars........................     2,098,342         1.43700    5/4/98      (10,660)
Canadian Dollars........................     2,227,314         1.42760    8/4/98       (1,200)
Danish Kroner...........................     1,679,928         7.00000    8/4/98      (45,785)
Deutsche Marks..........................    11,068,307         1.80715    8/4/98     (139,497)
Deutsche Marks..........................     3,306,482         1.83600    8/4/98      (92,974)
French Francs...........................       858,055         6.05000  10/15/98      (13,615)
Japanese Yen............................       779,174       122.90000   7/31/98       48,523
Japanese Yen............................       233,666       121.89988   7/31/98       16,588
New Zealand Dollars.....................    10,961,561         1.81159    8/4/98      (31,961)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $60,249,222)..................    59,959,604                                289,618
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.52%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                             $284,931
                                                                                  --------------
                                                                                  --------------

---------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1365
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

-------------------------------------------------------------------------------

                                                              AIM
                                          -------------------------------------------
                                             GLOBAL
                                           GOVERNMENT     GLOBAL HIGH
                                             INCOME      INCOME FUND-     STRATEGIC
                                              FUND       CONSOLIDATED      INCOME
                                           (UNAUDITED)     (NOTE 1)         FUND
                                          -------------  -------------  -------------
Assets:
  Investments in securities, at value
   (cost $249,751,661; $353,289,365; and
   $399,416,769, respectively) (Note
   1)...................................  $ 254,268,277  $361,101,119   $ 405,612,234
  U.S. currency.........................            387           598         812,050
  Foreign currencies....................      4,288,644         4,140       4,446,776
  Interest receivable...................      6,347,624     5,445,023       6,216,285
  Receivable for forward foreign
   currency contracts -- closed (Note
   1)...................................        211,857            --         597,961
  Receivable for Fund shares sold.......      1,302,028     2,282,498       1,032,304
  Receivable for open forward foreign
   currency contracts, net (Note 1).....        635,206        60,059         284,931
  Receivable for securities sold........      3,909,049    33,894,448      23,058,652
                                          -------------  -------------  -------------
    Total assets........................    270,963,072   402,787,885     442,061,193
                                          -------------  -------------  -------------
Liabilities:
  Payable for custodian fees............         49,193        30,200          81,705
  Payable for Directors' and Trustees'
   fees and expenses (Note 2)...........          2,577         3,975             302
  Payable for fund accounting fees (Note
   2)...................................          5,186         7,573           8,223
  Payable for Fund shares repurchased
   (Note 2).............................      4,399,466     1,541,198       2,846,926
  Payable for investment management and
   administration fees (Note 2).........        147,478       273,226         259,083
  Payable for loan outstanding (Note
   1)...................................     21,178,000            --       1,000,000
  Payable for printing and postage
   expenses.............................         97,549        68,350          81,902
  Payable for professional fees.........         25,749        42,925          24,286
  Payable for registration and filing
   fees.................................         13,802        10,318           4,916
  Payable for securities purchased......     11,988,950    45,736,627      50,989,400
  Payable for service and distribution
   expenses (Note 2)....................        126,880       222,467         251,157
  Payable for transfer agent fees (Note
   2)...................................        143,845        72,177         108,413
  Swap contracts outstanding............             --        58,987          22,628
  Other accrued expenses................         43,465        29,769          12,594
                                          -------------  -------------  -------------
    Total liabilities...................     38,222,140    48,097,792      55,691,535
    Minority interest (Notes 1 & 2).....             --           100              --
                                          -------------  -------------  -------------
Net assets..............................  $ 232,740,932  $354,689,993   $ 386,369,658
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Class A:
  Net asset value and redemption price
   per share ($130,245,759 DIVIDED BY
   14,942,768; $130,645,479 DIVIDED BY
   9,958,093; and $131,367,400 DIVIDED
   BY 10,690,444 shares outstanding,
   respectively)........................  $        8.72  $      13.12   $       12.29
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
  Maximum offering price per share
   (100/95.25 of $8.72; 100/95.25 of
   $13.12; and 100/95.25 of $12.29,
   respectively) *......................  $        9.15  $      13.77   $       12.90
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Class B:+
  Net asset value and offering price per
   share ($102,299,230 DIVIDED BY
   11,735,659; $221,039,186 DIVIDED BY
   16,866,817; and $254,225,104 DIVIDED
   BY 20,671,013 shares outstanding,
   respectively)........................  $        8.72  $      13.10   $       12.30
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Advisor Class:
  Net asset value, offering, and
   redemption price per share ($195,943
   DIVIDED BY 22,401; $3,005,328 DIVIDED
   BY 230,053; and $777,154 DIVIDED BY
   63,127 shares outstanding,
   respectively)........................  $        8.75  $      13.06   $       12.31
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Net assets consist of:
  Paid in capital (Note 4)..............  $ 372,865,738  $337,218,506   $ 441,635,549
  Undistributed/Accumulated net
   investment income....................      1,018,033     1,361,701         165,400
  Accumulated net realized gain (loss)
   on investments.......................   (146,316,185)    8,330,019     (61,899,072)
  Net unrealized appreciation on
   translation of assets and
   liabilities..........................        656,730        27,000         294,944
  Net unrealized appreciation of
   investments..........................      4,516,616     7,752,767       6,172,837
                                          -------------  -------------  -------------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $ 232,740,932  $354,689,993   $ 386,369,658
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------

---------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1366
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                            STATEMENTS OF OPERATIONS

                        Six months ended April 30, 1998

-------------------------------------------------------------------------------

                                                                                         AIM
                                                                       ---------------------------------------
                                                                         GLOBAL
                                                                       GOVERNMENT   GLOBAL HIGH
                                                                         INCOME     INCOME FUND-    STRATEGIC
                                                                          FUND      CONSOLIDATED     INCOME
                                                                       (UNAUDITED)    (NOTE 1)        FUND
                                                                       -----------  ------------   -----------
Investment income: (Note 1)
  Interest income....................................................  $10,992,699  $ 24,460,748   $19,799,049
  Securities lending income..........................................      313,851       662,637       677,327
                                                                       -----------  ------------   -----------
    Total investment income..........................................   11,306,550    25,123,385    20,476,376
                                                                       -----------  ------------   -----------
Expenses:
  Investment management and administration fees (Note 2).............      961,579     1,764,370     1,460,302
  Amortization of organization costs (Note 1)........................           --           692            --
  Custodian Fees.....................................................       99,007        54,900       126,700
  Directors' and Trustees' fees and expenses (Note 2)................        4,525         9,326         6,430
  Fund accounting fees (Note 2)......................................       34,976        46,902        53,088
  Interest expense...................................................      425,956        17,282        11,355
  Printing and postage expenses......................................       33,485        66,985        72,401
  Professional fees..................................................       58,096        68,554        77,300
  Registration and filing fees (Note 1)..............................       29,322        16,675        27,150
  Service and distribution expenses: (Note 2)
    Class A..........................................................      264,969       228,195       235,253
    Class B..........................................................      567,064     1,109,235     1,338,087
  Transfer agent fees (Note 2).......................................      305,528       322,530       423,540
  Other expenses.....................................................        5,612         8,524         8,145
                                                                       -----------  ------------   -----------
  Total expenses.....................................................    2,790,119     3,714,170     3,839,751
                                                                       -----------  ------------   -----------
Net investment income................................................    8,516,431    21,409,215    16,636,625
                                                                       -----------  ------------   -----------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain (loss) on investments............................   (5,554,013)    8,329,245     3,769,467
  Net realized gain (loss) on foreign currency transactions..........    5,895,662    (2,059,452)    3,468,998
                                                                       -----------  ------------   -----------
    Net realized gain during the period..............................      341,649     6,269,793     7,238,465
                                                                       -----------  ------------   -----------
  Net change in unrealized appreciation (depreciation) on translation
   of assets and liabilities in foreign currencies...................   (3,252,473)      946,476    (1,450,607)
  Net change in unrealized appreciation of investments...............    4,464,608     3,389,849       158,475
                                                                       -----------  ------------   -----------
    Net unrealized appreciation (depreciation) during the period.....    1,212,135     4,336,325    (1,292,132)
                                                                       -----------  ------------   -----------
Net realized and unrealized gain on investments and foreign
 currencies..........................................................    1,553,784    10,606,118     5,946,333
                                                                       -----------  ------------   -----------
Net increase in net assets resulting from operations.................  $10,070,215  $ 32,015,333   $22,582,958
                                                                       -----------  ------------   -----------
                                                                       -----------  ------------   -----------

    The accompanying notes are an integral part of the financial statements.

         1367
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                      STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                                  AIM
                                     ----------------------------------------------------------------------------------------------
                                     GLOBAL GOVERNMENT INCOME FUND         GLOBAL HIGH INCOME
                                     ------------------------------        FUND-CONSOLIDATED             STRATEGIC INCOME FUND
                                       SIX MONTHS                    ------------------------------  ------------------------------
                                         ENDED         YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                     APRIL 30, 1998    OCTOBER 31,       ENDED         OCTOBER 31,       ENDED         OCTOBER 31,
                                      (UNAUDITED)         1997       APRIL 30, 1998       1997       APRIL 30, 1998       1997
                                     --------------   -------------  --------------   -------------  --------------   -------------
Increase (decrease) in net assets
Operations:
  Net investment income............  $   8,516,431    $  19,128,003  $  21,409,215    $  31,937,784  $  16,636,625    $  27,580,494
  Net realized gain on investments
   and foreign currency
   transactions....................        341,649          246,114      6,269,793       69,702,746      7,238,465       39,498,013
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies......................     (3,252,473)       5,553,094        946,476       (1,099,793)    (1,450,607)       2,627,595
  Net change in unrealized
   appreciation (depreciation) of
   investments.....................      4,464,608      (11,452,067)     3,389,849      (36,470,606)       158,475      (26,190,807)
                                     --------------   -------------  --------------   -------------  --------------   -------------
    Net increase in net assets
     resulting from operations.....     10,070,215       13,475,144     32,015,333       64,070,131     22,582,958       43,515,295
                                     --------------   -------------  --------------   -------------  --------------   -------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment income.......     (4,583,533)      (6,827,721)    (7,715,585)     (12,555,399)    (4,692,291)     (10,228,265)
  From net realized gain on
   investments.....................             --               --    (24,244,657)      (2,751,509)            --               --
  In excess of net investment
   income..........................             --       (4,449,488)            --               --             --         (775,601)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment income.......     (2,902,894)      (4,503,257)   (12,421,981)     (17,789,317)    (8,398,431)     (18,434,103)
  From net realized gain on
   investments.....................             --               --    (40,998,478)      (3,911,565)            --               --
  In excess of net investment
   income..........................             --       (2,934,682)            --               --             --       (1,397,843)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment income.......        (11,971)          (4,070)      (213,548)      (1,289,469)       (29,497)         (43,148)
  From net realized gain on
   investments.....................             --               --       (625,775)        (264,339)            --               --
  In excess of net investment
   income..........................             --           (2,653)            --               --             --           (3,272)
                                     --------------   -------------  --------------   -------------  --------------   -------------
      Total distributions..........     (7,498,398)     (18,721,871)   (86,220,024)     (38,561,598)   (13,120,219)     (30,882,232)
                                     --------------   -------------  --------------   -------------  --------------   -------------
Capital share transactions: (Note
4)
  Increase from capital shares sold
   and reinvested..................    591,892,734      667,541,828    173,649,654      561,523,639    109,089,465      335,031,026
  Decrease from capital shares
   repurchased.....................   (643,833,097)    (787,794,141)  (130,547,381)    (665,858,246)  (152,806,341)    (445,823,540)
                                     --------------   -------------  --------------   -------------  --------------   -------------
    Net decrease from capital share
     transactions..................    (51,940,363)    (120,252,313)    43,102,273     (104,334,607)   (43,716,876)    (110,792,514)
                                     --------------   -------------  --------------   -------------  --------------   -------------
Total increase (decrease) in net
 assets............................    (49,368,546)    (125,499,040)   (11,102,418)     (78,826,074)   (34,254,137)     (98,159,451)
Net assets:
  Beginning of period..............    282,109,478      407,608,518    365,792,411      444,618,485    420,623,795      518,783,246
                                     --------------   -------------  --------------   -------------  --------------   -------------
  End of period  *.................  $ 232,740,932    $ 282,109,478  $ 354,689,993    $ 365,792,411  $ 386,369,658    $ 420,623,795
                                     --------------   -------------  --------------   -------------  --------------   -------------
                                     --------------   -------------  --------------   -------------  --------------   -------------
 * Includes undistributed
   (distributions in excess of) net
   investment income...............  $   1,018,033    $          --  $   1,361,701    $     303,600  $     165,400    $  (3,351,006)
                                     --------------   -------------  --------------   -------------  --------------   -------------
                                     --------------   -------------  --------------   -------------  --------------   -------------

    The accompanying notes are an integral part of the financial statements.

         1368
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 Global Government Income Fund
                                          ----------------------------------------------------------------------------
                                                                            Class A
                                          ----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                          Year ended October 31,
                                          APRIL 30, 1998   -----------------------------------------------------------
                                          (UNAUDITED)(d)     1997(d)      1996(d)     1995(d)     1994(d)     1993(d)
                                          --------------   -----------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $   8.62         $   8.74    $   8.81    $   8.63    $  11.07    $   9.83
                                          --------------   -----------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................        0.29             0.52        0.57        0.62        0.65        0.74
  Net realized and unrealized gain
   (loss) on investments................        0.07            (0.13)       0.03        0.15       (1.52)       1.34
                                          --------------   -----------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............        0.36             0.39        0.60        0.77       (0.87)       2.08
                                          --------------   -----------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............       (0.26)           (0.31)      (0.57)      (0.59)      (0.65)      (0.74)
  From net realized gain on
   investments..........................          --               --       (0.10)         --       (0.27)         --
  In excess of net investment income....          --            (0.20)         --          --          --          --
  In excess of net realized gain on
   investments..........................          --               --          --          --       (0.55)         --
  Return of capital.....................          --               --          --          --       (0.10)         --
  From sources other than net investment
   income...............................          --               --          --          --          --       (0.10)
                                          --------------   -----------   ---------   ---------   ---------   ---------
    Total distributions.................       (0.26)           (0.51)      (0.67)      (0.59)      (1.57)      (0.84)
                                          --------------   -----------   ---------   ---------   ---------   ---------
Net asset value, end of period..........    $   8.72         $   8.62    $   8.74    $   8.81    $   8.63    $  11.07
                                          --------------   -----------   ---------   ---------   ---------   ---------
                                          --------------   -----------   ---------   ---------   ---------   ---------

Total investment return (c).............        4.05% (b)        4.78%       7.11%       9.22%      (8.87)%      21.9%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $130,246         $154,272    $240,945    $385,404    $502,094    $708,301
Ratio of net investment income to
 average net assets.....................        6.69% (a)        6.04%       6.52%       6.98%       6.87%        7.1%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        1.50% (a)        1.34%       1.34%       1.35%       1.33%        1.4%
  Without expense reductions............        1.50% (a)        1.51%       1.39%       1.38%        N/A         N/A
Ratio of interest expense to average net
 assets.................................        0.32% (a)         N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++...............         211% (a)         241%        268%        385%        625%        495%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1369
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  Global Government Income Fund
                                          -----------------------------------------------------------------------------
                                                                             Class B
                                          -----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                           Year ended October 31,
                                          APRIL 30, 1998   ------------------------------------------------------------
                                          (UNAUDITED)(d)     1997(d)       1996(d)     1995(d)     1994(d)     1993(d)
                                          --------------   ------------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $   8.62         $   8.74     $   8.80    $   8.64    $  11.07    $   9.83
                                          --------------   ------------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................        0.26             0.46         0.51        0.55        0.59        0.67
  Net realized and unrealized gain
   (loss) on investments................        0.07            (0.12)        0.04        0.14       (1.52)       1.34
                                          --------------   ------------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............        0.33             0.34         0.55        0.69       (0.93)       2.01
                                          --------------   ------------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............       (0.23)           (0.28)       (0.51)      (0.53)      (0.59)      (0.67)
  From net realized gain on
   investments..........................          --               --        (0.10)         --       (0.27)         --
  In excess of net investment income....          --            (0.18)          --          --          --          --
  In excess of net realized gain on
   investments..........................          --               --           --          --       (0.54)         --
  Return of capital.....................          --               --           --          --       (0.10)         --
  From sources other than net investment
   income...............................          --               --           --          --          --       (0.10)
                                          --------------   ------------   ---------   ---------   ---------   ---------
    Total distributions.................       (0.23)           (0.46)       (0.61)      (0.53)      (1.50)      (0.77)
                                          --------------   ------------   ---------   ---------   ---------   ---------
Net asset value, end of period..........    $   8.72         $   8.62     $   8.74    $   8.80    $   8.64    $  11.07
                                          --------------   ------------   ---------   ---------   ---------   ---------
                                          --------------   ------------   ---------   ---------   ---------   ---------

Total investment return (c).............        3.85% (b)        4.00%        6.54%       8.22%      (9.39)%      21.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $102,299         $127,722     $166,577    $235,481    $262,405    $182,972
Ratio of net investment income to
 average net assets.....................        6.04% (a)        5.39%        5.87%       6.33%       6.22%        6.5%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        2.15% (a)        1.99%        1.99%       2.00%       1.98%        2.0%
  Without expense reductions............        2.15% (a)        2.16%        2.04%       2.03%        N/A         N/A
Ratio of interest expense to average net
 assets.................................        0.32% (a)         N/A          N/A         N/A         N/A         N/A
Portfolio turnover rate++...............         211% (a)         241%         268%        385%        625%        495%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1370
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                 GLOBAL GOVERNMENT INCOME FUND
                                          -------------------------------------------
                                                        Advisor Class+
                                          -------------------------------------------
                                            SIX
                                          MONTHS                             June 1,
                                           ENDED                              1995
                                           APRIL          Year ended           to
                                            30,           October 31,        October
                                           1998       -------------------      31,
                                          (UNAUDITED)(d)  1997(d) 1996(d)    1995(d)
                                          -------     ---------   -------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 8.61        $ 8.73    $ 8.80      $ 8.98
                                          -------     ---------   -------   ---------
Income from investment operations:
  Net investment income.................    0.30          0.55      0.60        0.26
  Net realized and unrealized gain
   (loss) on investments................    0.11         (0.13)     0.03       (0.19)
                                          -------     ---------   -------   ---------
    Net increase (decrease) from
     investment operations..............    0.41          0.42      0.63        0.07
                                          -------     ---------   -------   ---------
Distributions to shareholders:
  From net investment income............   (0.27)        (0.33)    (0.60)      (0.25)
  From net realized gain on
   investments..........................      --            --     (0.10)         --
  In excess of net investment income....      --         (0.21)       --          --
  In excess of net realized gain on
   investments..........................      --            --        --          --
  Return of capital.....................                    --        --          --
  From sources other than net investment
   income...............................      --            --        --          --
                                          -------     ---------   -------   ---------
    Total distributions.................   (0.27)        (0.54)    (0.70)      (0.25)
                                          -------     ---------   -------   ---------
Net asset value, end of period..........  $ 8.75        $ 8.61    $ 8.73      $ 8.80
                                          -------     ---------   -------   ---------
                                          -------     ---------   -------   ---------

Total investment return (c).............    4.71%(b)      5.15%     7.49%       0.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  196        $  116    $   86      $  131
Ratio of net investment income to
 average net assets.....................    7.04%(a)      6.39%     6.87%       7.33%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......    1.15%(a)      0.99%     0.99%       1.00%(a)
  Without expense reductions............    1.15%(a)      1.16%     1.04%       1.03%(a)
Ratio of interest expense to average net
 assets.................................    0.32%(a)       N/A       N/A         N/A
Portfolio turnover rate++...............     211%(a)       241%      268%        385%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1371
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  Global High Income Fund
                                          ------------------------------------------------------------------------
                                                                          Class A
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         Year ended October 31,
                                          APRIL 30,      ---------------------------------------------------------
                                           1998(d)        1997(d)     1996(d)      1995       1994(d)     1993(d)
                                          ----------     ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  15.56       $  14.85    $  11.70    $  12.56    $  14.92    $  11.43
                                          ----------     ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................      0.84*          1.19        1.27        1.35        0.94        0.78
  Net realized and unrealized gain
   (loss) on investments................      0.38           0.93        3.09       (1.09)      (1.87)       3.92
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      1.22           2.12        4.36        0.26       (0.93)       4.70
                                          ----------     ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............     (0.83)         (1.18)      (1.11)      (1.03)      (0.94)      (0.78)
  From net realized gain on
   investments..........................     (2.83)         (0.23)      (0.10)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................        --             --          --          --       (0.22)         --
  Return of capital.....................        --             --          --       (0.06)         --          --
  From sources other than net investment
   income...............................        --             --          --          --          --       (0.43)
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Total distributions.................     (3.66)         (1.41)      (1.21)      (1.12)      (1.43)      (1.21)
                                          ----------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  13.12       $  15.56    $  14.85    $  11.70    $  12.56    $  14.92
                                          ----------     ---------   ---------   ---------   ---------   ---------
                                          ----------     ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      9.73%(b)      14.46%      39.05%       2.81%      (6.45)%      43.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $130,645       $133,973    $178,318    $142,002    $167,974    $143,171
Ratio of net investment income to
 average net assets.....................     10.87%(a)       7.39%       9.52%      11.85%       7.00%       6.40%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......      1.68%(a)       1.53%       1.69%       1.75%       1.57%       2.20%
  Without expense reductions............      1.68%(a)       1.58%       1.69%       1.75%       1.57%       2.20%
Ratio of interest expense to average net
 assets.................................      0.01%(a)        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............       222%(a)        214%        290%        213%        178%        195%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63, $0.58 and $0.66 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1372
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  Global High Income Fund
                                          ------------------------------------------------------------------------
                                                                          Class B
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                        Year ended October 31,
                                           APRIL 30,     ---------------------------------------------------------
                                            1998(d)       1997(d)     1996(d)      1995       1994(d)     1993(d)
                                          -----------    ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  15.54       $  14.83    $  11.69    $  12.56    $  14.90    $  11.43
                                          -----------    ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................      0.79*          1.09        1.17        1.27        0.86        0.70
  Net realized and unrealized gain
   (loss) on investments................      0.39           0.93        3.09       (1.09)      (1.85)       3.90
                                          -----------    ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      1.18           2.02        4.26        0.18       (0.99)       4.60
                                          -----------    ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............     (0.79)         (1.08)      (1.03)      (0.96)      (0.86)      (0.70)
  From net realized gain on
   investments..........................     (2.83)         (0.23)      (0.09)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................        --             --          --          --       (0.22)         --
  Return of capital.....................        --             --          --       (0.06)         --          --
  From sources other than net investment
   income...............................        --             --          --          --          --       (0.43)
                                          -----------    ---------   ---------   ---------   ---------   ---------
    Total distributions.................     (3.62)         (1.31)      (1.12)      (1.05)      (1.35)      (1.13)
                                          -----------    ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  13.10       $  15.54    $  14.83    $  11.69    $  12.56    $  14.90
                                          -----------    ---------   ---------   ---------   ---------   ---------
                                          -----------    ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      9.37% (b)     13.77%      38.16%       2.07%      (6.99)%      42.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $221,039       $228,101    $251,002    $214,897    $232,423    $127,035
Ratio of net investment income to
 average net assets.....................     10.22% (a)      6.74%       8.87%      11.20%       6.35%        5.8%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......      2.33% (a)      2.18%       2.34%       2.40%       2.22%        2.8%
  Without expense reductions............      2.33% (a)      2.23%       2.34%       2.40%       2.22%        2.8%
Ratio of interest expense to average net
 assets.................................      0.01% (a)       N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............       222% (a)       214%        290%        213%        178%        195%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63, $0.58 and $0.66 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1373
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Global High Income Fund
                                          --------------------------------------------
                                                         Advisor Class+
                                          --------------------------------------------
                                            SIX                              June 1,
                                           MONTHS                              1995
                                           ENDED           Year Ended           to
                                           APRIL          October 31,        October
                                            30,        ------------------      31,
                                          1998(d)      1997(d)   1996(d)       1995
                                          --------     -------   --------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $15.52      $14.83    $ 11.71      $11.44
                                          --------     -------   --------   ----------
Income from investment operations:
  Net investment income.................     0.87*       1.22       1.34        0.57
  Net realized and unrealized gain
   (loss) on investments................     0.36        0.93       3.05        0.17
                                          --------     -------   --------   ----------
    Net increase (decrease) from
     investment operations..............     1.23        2.15       4.39        0.74
                                          --------     -------   --------   ----------
Distributions to shareholders:
  From net investment income............    (0.86)      (1.23)     (1.16)      (0.44)
  From net realized gain on
   investments..........................    (2.83)      (0.23)     (0.11)         --
  In excess of net realized gain on
   investments..........................       --          --         --          --
  Return of capital.....................       --          --         --       (0.03)
  From sources other than net investment
   income...............................       --          --         --          --
                                          --------     -------   --------   ----------
    Total distributions.................    (3.69)      (1.46)     (1.27)      (0.47)
                                          --------     -------   --------   ----------
Net asset value, end of period..........   $13.06      $15.52    $ 14.83      $11.71
                                          --------     -------   --------   ----------
                                          --------     -------   --------   ----------

Total investment return (c).............     9.81%(b)   14.72%     39.38%       6.54%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $3,005      $3,719    $15,298      $1,463
Ratio of net investment income to
 average net assets.....................    11.22%(a)    7.74%      9.87%      12.20%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......     1.33%(a)    1.18%      1.34%       1.40%(a)
  Without expense reductions............     1.33%(a)    1.23%      1.34%       1.40%
Ratio of interest expense to average net
 assets.................................     0.01%(a)     N/A       0.04%        N/A
Portfolio turnover rate++...............      222%(a)     214%       290%        213%(a)

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63, $0.58 and $0.66 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1374
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         Strategic Income Fund
                                            --------------------------------------------------------------------------------
                                                                                Class A
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             Year ended October 31,
                                            APRIL 30,      -----------------------------------------------------------------
                                             1998(d)         1997         1996(d)       1995(d)        1994         1993(d)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $  12.00       $  11.76      $  10.32      $  10.88      $  13.61      $  11.25
                                            ----------     ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income.................        0.52*          0.74          0.89          0.97          0.79          0.96
  Net realized and unrealized gain
   (loss) on investments................        0.19           0.34          1.44         (0.69)        (2.14)         2.85
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) from
     investment operations..............        0.71           1.08          2.33          0.28         (1.35)         3.81
                                            ----------     ---------     ---------     ---------     ---------     ---------
Distributions to shareholders:
  From net investment income............       (0.42)         (0.78)        (0.82)        (0.80)        (0.79)        (0.96)
  From net realized gain on
   investments..........................          --             --            --            --         (0.38)        (0.37)
  In excess of net investment income....          --          (0.06)        (0.07)           --            --            --
  Return of capital.....................          --             --            --         (0.04)        (0.21)           --
  From sources other than net investment
   income...............................          --             --            --            --            --         (0.12)
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Total distributions.................       (0.42)         (0.84)        (0.89)        (0.84)        (1.38)        (1.45)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  12.29       $  12.00      $  11.76      $  10.32      $  10.88      $  13.61
                                            ----------     ---------     ---------     ---------     ---------     ---------
                                            ----------     ---------     ---------     ---------     ---------     ---------

Total investment return (c).............        5.92%(b)       9.40%        23.00%         3.06%       (10.44)%        37.0%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $131,367       $138,715      $185,126      $188,165      $275,241      $287,870
Ratio of net investment income to
 average net assets.....................        7.78%(a)       6.18%         8.09%         9.64%         6.74%          7.2%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        1.46%(a)       1.35%         1.38%         1.42%         1.40%          1.7%
  Without expense reductions............        1.46%(a)       1.44%         1.40%         1.45%          N/A           N/A
Ratio of interest expense to average net
 assets.................................        0.01%(a)        N/A           N/A           N/A          0.10%          N/A
Portfolio turnover rate++...............         244%(a)        149%          177%          238%          583%          310%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.41, $0.37 and $0.44 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1375
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         Strategic Income Fund
                                            --------------------------------------------------------------------------------
                                                                                Class B
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             Year ended October 31,
                                            APRIL 30,      -----------------------------------------------------------------
                                             1998(d)         1997         1996(d)       1995(d)        1994         1993(d)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $  12.01       $  11.77      $  10.33      $  10.88      $  13.60      $  11.24
                                            ----------     ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income.................        0.48*          0.67          0.82          0.91          0.73          0.89
  Net realized and unrealized gain
   (loss) on investments................        0.19           0.33          1.44         (0.69)        (2.14)         2.85
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) from
     investment operations..............        0.67           1.00          2.26          0.22         (1.41)         3.74
                                            ----------     ---------     ---------     ---------     ---------     ---------
Distributions to shareholders:
  From net investment income............       (0.38)         (0.71)        (0.75)        (0.73)        (0.72)        (0.89)
  From net realized gain on
   investments..........................          --             --            --            --         (0.38)        (0.37)
  In excess of net investment income....          --          (0.05)        (0.07)           --            --            --
  Return of capital.....................          --             --            --         (0.04)        (0.21)           --
  From sources other than net investment
   income...............................          --             --            --            --            --         (0.12)
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Total distributions.................       (0.38)         (0.76)        (0.82)        (0.77)        (1.31)        (1.38)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  12.30       $  12.01      $  11.77      $  10.33      $  10.88      $  13.60
                                            ----------     ---------     ---------     ---------     ---------     ---------
                                            ----------     ---------     ---------     ---------     ---------     ---------

Total investment return (c).............        5.58%(b)       8.70%        22.15%         2.48%       (11.02)%        36.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $254,225       $281,376      $333,178      $357,852      $458,550      $310,431
Ratio of net investment income to
 average net assets.....................        7.13%(a)       5.53%         7.44%         8.99%         6.09%          6.5%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        2.11%(a)       2.00%         2.03%         2.07%         2.05%          2.4%
  Without expense reductions............        2.11%(a)       2.09%         2.05%         2.10%          N/A           N/A
Ratio of interest expense to average net
 assets.................................        0.01%(a)        N/A           N/A           N/A          0.10%          N/A
Portfolio turnover rate++...............         244%(a)        149%          177%          238%          583%          310%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.41, $0.37 and $0.44 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1376
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            Strategic Income Fund
                                            -----------------------------------------------------
                                                               Advisor Class+
                                            -----------------------------------------------------
                                            SIX MONTHS          Year Ended           June 1, 1995
                                              ENDED             October 31,               to
                                            APRIL 30,      ---------------------     October 31,
                                             1998(d)         1997       1996(d)        1995(d)
                                            ----------     --------     --------     ------------
Per Share Operating Performance:
Net asset value, beginning of period....     $ 12.02       $ 11.77      $ 10.33        $ 10.32
                                            ----------     --------     --------     ------------
Income from investment operations:
  Net investment income.................        0.55*         0.79         0.93           0.41
  Net realized and unrealized gain
   (loss) on investments................        0.18          0.34         1.44          (0.04)
                                            ----------     --------     --------     ------------
    Net increase (decrease) from
     investment operations..............        0.73          1.13         2.37           0.37
                                            ----------     --------     --------     ------------
Distributions to shareholders:
  From net investment income............       (0.44)        (0.82)       (0.86)         (0.34)
  From net realized gain on
   investments..........................          --            --           --             --
  In excess of net investment income....          --         (0.06)       (0.07)            --
  Return of capital.....................          --            --           --          (0.02)
  From sources other than net investment
   income...............................          --            --           --             --
                                            ----------     --------     --------     ------------
    Total distributions.................       (0.44)        (0.88)       (0.93)         (0.36)
                                            ----------     --------     --------     ------------
Net asset value, end of period..........     $ 12.31       $ 12.02      $ 11.77        $ 10.33
                                            ----------     --------     --------     ------------
                                            ----------     --------     --------     ------------

Total investment return (c).............        6.09%(b)      9.86%       23.39%          3.72% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....     $   777       $   533      $   479        $   443
Ratio of net investment income to
 average net assets.....................        8.13%(a)      6.53%        8.44%          9.99% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        1.11%(a)      1.00%        1.03%          1.07% (a)
  Without expense reductions............        1.11%(a)      1.09%        1.05%          1.10% (a)
Ratio of interest expense to average net
 assets.................................        0.01%(a)       N/A          N/A            N/A
Portfolio turnover rate++...............         244%(a)       149%         177%           238%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.41, $0.37 and $0.44 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1377
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

-------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated, reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)
GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund ("Funds") are non-diversified separate series of GT Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and these separate series were renamed as follows: AIM Global Government Income Fund, AIM Global High Income Fund and AIM Strategic Income Fund, respectively. Collectively, these Funds are now known as the "AIM Global Income Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 1998, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange, or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined

         1378
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities." A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as

         1379
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SWAP CONTRACTS AND OTHER DERIVATIVE INSTRUMENTS
Swap contracts involve the exchange by a Fund or Portfolio with a counterparty of respective commitments to pay or receive, fixed or floating rates with respect to a notional amount. A Fund or Portfolio may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration or to protect against any increase in the price of securities the Fund or Portfolio anticipates purchasing at a later date. A Fund or Portfolio may be exposed to risk if a counterparty is unable to meet the terms of the contract, the value of the contract changes unfavorably, or the change in value of the underlying securities, indexes or similar reference item does not correlate to the change in the value of the contracts.
(H) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(I) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                   APRIL 30, 1998             PERIOD ENDED
                                          --------------------------------   APRIL 30, 1998
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
GT Global Government Income Fund........   $  5,105,020      $  7,410,000       $313,851
Global High Income Portfolio............   $ 41,346,275      $ 44,614,120       $662,637
GT Global Strategic Income Fund.........   $ 23,358,514      $ 25,208,069       $677,327

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(J) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds and Portfolios to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $139,369,056 of which $123,623,470 expires in 2002, and $15,745,586 expires in 2003. The GT Global
Strategic Income Fund has a capital loss carryforward of $65,749,433 which expires in 2003.

(K) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolio and timing differences.

(L) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(M) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

         1380
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

(N) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(O) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(P) LINE OF CREDIT
Each of the Funds, along with certain other funds ("Funds") advised and/or administered by the Manager, has a line of credit with BankBoston. GT Global Government Income Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with State Street Bank & Trust Company. The arrangements with the banks allow all specified funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, GT Global Government Income Fund and GT Global Strategic Income Fund had $21,178,000 and $1,000,000, respectively, in loans outstanding.

For the period ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund was $14,452,819, $5,000,000 and $4,538,462 respectively, with a weighted average interest rate of 6.34%, 6.24% and 6.24%, respectively. Interest expense for the GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund for the period ended April 30, 1998 was $394,370, $15,597 and $10,231, respectively. Other interest expense charges amounted to $31,586, $1,685, and $1,124, respectively.

(Q) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid securities as collateral for these purchase commitments.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Funds' and Portfolios' investment manager and administrator. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained the following sales charges: $1,501 for the GT Global Government Income Fund, $30,238 for the GT Global High Income Fund, and $13,334 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the period ended April 30, 1998, as follows: $1,119 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of: $443,566 for the GT Global Government Income Fund, $520,304 for the GT Global High Income Fund, and $815,729 for the GT Global Strategic Income Fund. In addition, GT Global makes

         1381
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), a Fund reimbursed GT Global for a portion of its shareholder servicing and distributions expenses. Under that Class A Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Fund's Class B Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit each GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any other affiliated company, $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the period ended April 30, 1998:

                       PURCHASES AND SALES OF SECURITIES

                                                           PURCHASES
                                          --------------------------------------------
                                             U.S. GOVERNMENT AND
PORTFOLIO                                    GOVERNMENT AGENCIES       OTHER ISSUES
----------------------------------------  -------------------------  -----------------
GT Global Government Income Fund........     $       133,735,073     $     128,648,284
Global High Income Portfolio............                      --           379,500,657
GT Global Strategic Income Fund.........             187,793,767           270,132,637

                                                             SALES
                                          --------------------------------------------
                                             U.S. GOVERNMENT AND
PORTFOLIO                                    GOVERNMENT AGENCIES       OTHER ISSUES
----------------------------------------  -------------------------  -----------------
GT Global Government Income Fund........     $       139,465,563     $     124,729,282
Global High Income Portfolio............              27,908,116           343,049,255
GT Global Strategic Income Fund.........             189,918,004           288,987,174

         1382
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL GOVERNMENT INCOME FUND

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       49,640,287  $      429,719,475       48,767,558  $      419,503,866
Shares issued in connection with
  reinvestment of distributions.........          287,743           2,491,642          741,916           6,372,599
                                          ---------------  ------------------  ---------------  ------------------
                                               49,928,030         432,211,117       49,509,474         425,876,465
Shares repurchased......................      (52,874,140)       (457,771,262)     (59,180,268)       (509,133,563)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,946,110) $      (25,560,145)      (9,670,794) $      (83,257,098)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
---------------------------------------
Shares sold.............................       17,961,751  $      155,476,178       27,713,479  $      237,734,254
Shares issued in connection with
  reinvestment of distributions.........          177,734           1,539,092          452,575           3,886,536
                                          ---------------  ------------------  ---------------  ------------------
                                               18,139,485         157,015,270       28,166,054         241,620,790
Shares repurchased......................      (21,223,134)       (183,485,262)     (32,406,087)       (278,645,805)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (3,083,649) $      (26,469,992)      (4,240,033) $      (37,025,015)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
---------------------------------------
Shares sold.............................          306,611  $        2,655,164            4,551  $           38,769
Shares issued in connection with
  reinvestment of distributions.........            1,290              11,183              680               5,804
                                          ---------------  ------------------  ---------------  ------------------
                                                  307,901           2,666,347            5,231              44,573
Shares repurchased......................         (298,911)         (2,576,573)          (1,717)            (14,773)
                                          ---------------  ------------------  ---------------  ------------------
Net increase............................            8,990  $           89,774            3,514  $           29,800
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1383
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

GT GLOBAL HIGH INCOME FUND

                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                  APRIL 30, 1998                    OCTOBER 31, 1997
                                          -------------------------------  -----------------------------------
CLASS A                                      SHARES           AMOUNT           SHARES             AMOUNT
----------------------------------------  -------------  ----------------  ---------------  ------------------
Shares sold.............................      4,475,750  $     60,464,937       17,142,418  $      272,139,950
Shares issued in connection with
  reinvestment of distributions.........      1,842,696        23,121,404          574,707           9,164,383
                                          -------------  ----------------  ---------------  ------------------
                                              6,318,446        83,586,341       17,717,125         281,304,333
Shares repurchased......................     (4,970,234)      (66,962,848)     (21,118,898)       (335,756,037)
                                          -------------  ----------------  ---------------  ------------------
Net increase (decrease).................      1,348,212  $     16,623,493       (3,401,773) $      (54,451,704)
                                          -------------  ----------------  ---------------  ------------------
                                          -------------  ----------------  ---------------  ------------------


CLASS B
---------------------------------------
Shares sold.............................      3,832,158  $     51,750,586       13,848,218  $      221,702,040
Shares issued in connection with
  reinvestment of distributions.........      2,557,448        32,030,312          721,148          11,494,889
                                          -------------  ----------------  ---------------  ------------------
                                              6,389,606        83,780,898       14,569,366         233,196,929
Shares repurchased......................     (4,198,490)      (57,090,112)     (16,813,796)       (270,094,630)
                                          -------------  ----------------  ---------------  ------------------
Net increase (decrease).................      2,191,116  $     26,690,786       (2,244,430) $      (36,897,701)
                                          -------------  ----------------  ---------------  ------------------
                                          -------------  ----------------  ---------------  ------------------

ADVISOR CLASS
---------------------------------------
Shares sold.............................        422,054  $      5,476,786        2,868,282  $       45,874,009
Shares issued in connection with
  reinvestment of distributions.........         64,250           805,629           72,440           1,148,368
                                          -------------  ----------------  ---------------  ------------------
                                                486,304         6,282,415        2,940,722          47,022,377
Shares repurchased......................       (495,918)       (6,494,421)      (3,732,584)        (60,007,579)
                                          -------------  ----------------  ---------------  ------------------
Net decrease............................         (9,614) $       (212,006)        (791,862) $      (12,985,202)
                                          -------------  ----------------  ---------------  ------------------
                                          -------------  ----------------  ---------------  ------------------

GT GLOBAL STRATEGIC INCOME FUND

                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                    APRIL 30, 1998                      OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
---------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        5,949,616  $       72,536,998       13,750,221  $      167,009,888
Shares issued in connection with
  reinvestment of distributions.........          262,369           3,187,409          615,860           7,488,021
                                          ---------------  ------------------  ---------------  ------------------
                                                6,211,985          75,724,407       14,366,081         174,497,909
Shares repurchased......................       (7,078,583)        (86,175,022)     (18,557,237)       (225,311,673)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (866,598) $      (10,450,615)      (4,191,156) $      (50,813,764)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
---------------------------------------
Shares sold.............................        2,051,347  $       24,855,354       11,499,580  $      140,731,511
Shares issued in connection with
  reinvestment of distributions.........          390,707           4,751,410          896,610          10,918,610
                                          ---------------  ------------------  ---------------  ------------------
                                                2,442,054          29,606,764       12,396,190         151,650,121
Shares repurchased......................       (5,194,373)        (63,078,359)     (17,287,235)       (211,600,543)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,752,319) $      (33,471,595)      (4,891,045) $      (59,950,422)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
---------------------------------------
Shares sold.............................          304,802  $        3,731,180          712,165  $        8,839,212
Shares issued in connection with
  reinvestment of distributions.........            2,226              27,114            3,581              43,784
                                          ---------------  ------------------  ---------------  ------------------
                                                  307,028           3,758,294          715,746           8,882,996
Shares repurchased......................         (288,256)         (3,552,960)        (712,116)         (8,911,324)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................           18,772  $          205,334            3,630  $          (28,328)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1384
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

5. WRITTEN OPTIONS:
The GT Global Government Income Fund's written options contract activity for the six months ended April 30, 1998 was as follows:

                      COVERED CALL AND PUT OPTIONS WRITTEN

                                          UNDERLYING
                                            NOMINAL
                                           AMOUNT IN
GT GLOBAL GOVERNMENT INCOME FUND              USD      PREMIUMS
----------------------------------------  -----------  ---------
Options outstanding at October 31,
  1997..................................  $4,840,000   $  44,673
Options written.........................  35,488,342     182,826
Options cancelled in closing purchase
  transactions..........................          --          --
Options expired prior to exercise.......  (40,328,342)  (227,499)
Options exercised.......................          --          --
                                          -----------  ---------
Options outstanding at April 30, 1998...  $       --   $      --
                                          -----------  ---------
                                          -----------  ---------

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter and the Funds became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Funds' former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1385
                             GT GLOBAL INCOME FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Government Income Fund, GT Global High Income Fund-Consolidated, and GT Global Strategic Income Fund, including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of GT Global Government Income Fund, GT Global High Income Fund-Consolidated and GT Global Strategic Income Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1386
                        GT GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (49.4%)
  Australia (3.0%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           10,660,000   $  8,416,716         3.0
  Canada (2.0%)
    Canadian Government, 7.25% due 6/1/07 ................   CAD            6,920,000      5,548,964         2.0
  Germany (4.7%)
    Deutschland Republic, 6% due 1/5/06 ..................   DEM           22,050,000     13,180,133         4.7
  Italy (9.4%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.50% due 1/1/05 ...................................   ITL       13,100,000,000      9,228,992         3.3
      9% due 11/1/23 .....................................   ITL       11,730,000,000      8,839,498         3.1
      7.25% due 11/1/26 ..................................   ITL       13,200,000,000      8,361,624         3.0
  New Zealand (4.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           18,570,000     12,360,425         4.4
  Spain (2.3%)
    Spain Government, 10.5% due 10/30/03 .................   ESP          770,000,000      6,581,165         2.3
  Sweden (2.9%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           54,800,000      8,163,505         2.9
  United Kingdom (4.4%)
    United Kingdom Treasury:
      9.5% due 4/18/05 ...................................   GBP            5,000,000      9,775,453         3.5
      7.25% due 12/7/07 ..................................   GBP            1,420,000      2,503,816         0.9
  United States (15.3%)
    United States Treasury:
      8% due 11/15/21{./} {z} ............................   USD           17,000,000     20,683,023         7.3
      6.125% due 8/15/07 .................................   USD            9,750,000      9,958,711         3.5
      6.375% due 8/15/27 .................................   USD            6,250,000      6,431,641         2.3
      6.625% due 5/15/07 .................................   USD            5,800,000      6,106,992         2.2
  Uruguay (1.0%)
    Republic of Uruguay, 7.875% due 7/15/27 -
     144A{./}{.} .........................................   USD            3,000,000      2,898,000         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $136,776,126) ...........................................                               139,038,658
                                                                                        ------------
Corporate Bonds (23.5%)
  Denmark (5.4%)
    Realkredit Bank, 7% due 10/1/29 ......................   DKK          104,000,000     15,287,266         5.4
  Germany (2.0%)
    Commerzbank O/S Financial, 8.5% due 5/13/02 ..........   NZD            5,340,000      3,467,559         1.2
    Kredit Fuer Wiederaufbau International Finance, 7.25%
     due 7/16/07 .........................................   AUD            3,100,000      2,304,569         0.8
  New Zealand (3.8%)
    Transpower Finance Ltd., 8% due 3/15/02 ..............   NZD           16,500,000     10,590,896         3.8
  South Africa (5.5%)
    Eskom, 11% due 6/1/08{./} ............................   ZAR           68,500,000     11,346,106         4.0

    The accompanying notes are an integral part of the financial statements.

         1387
                        GT GLOBAL GOVERNMENT INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Transnet Ltd., 7.5% due 4/1/08 .......................   ZAR           28,140,000   $  3,612,816         1.3
    Development Bank of South Africa, due 12/31/27 .......   ZAR          124,000,000        580,042         0.2
  Tunisia (1.5%)
    Banque Centrals de Tunisie, 8.25% due 9/19/27 ........   USD            4,750,000      4,314,235         1.5
  United Kingdom (5.3%)
    SBC Jersey, 8.75% due 6/20/05 ........................   GBP            8,200,000     14,927,163         5.3
                                                                                        ------------
Total Corporate Bonds (cost $68,215,638) .................                                66,430,652
                                                                                        ------------
Mortgage Backed (12.0%)
  United States (12.0%)
    Federal National Mortgage Association:
      7.25% due 6/20/02 ..................................   NZD           15,050,000      9,421,474         3.3
      6.375% due 8/15/07 .................................   AUD            7,300,000      5,212,020         1.8
    Government National Mortgage Association:
      TBA Pool, 7% due 11/15/27{*} .......................   USD            8,725,000      8,774,078         3.1
      Pool #780515, 9.5% due 12/15/21 ....................   USD            5,026,270      5,475,493         1.9
    Federal Home Loan Mortgage Association Pool #E62449,
     8.5% due 3/1/10 .....................................   USD            2,595,424      2,769,195         1.0
    Salomon Brothers Mortgage Securities CMO, effective
     yield 6.0867% due 12/25/30 ..........................   USD            2,342,065      2,400,617         0.9
                                                                                        ------------
Total Mortgage Backed (cost $34,786,107) .................                                34,052,877
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $239,777,871) .......                               239,522,187        84.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option, strike 1.7825, expires
   11/13/97
   (cost $80,102) ........................................   USD            4,840,000          3,896          --
                                                                                        ------------       -----
    CURRENCY OPTIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (14.9%)
  Egypt (1.1%)
    Egypt Treasury Bill, 0% due 11/25/97 .................   EGP           11,000,000      3,215,643         1.1
  Italy (7.1%)
    Italian Buoni Poliennali del Tesoro (BTPS), 10.5% due
     4/15/98 .............................................   ITL       33,520,000,000     20,073,397         7.1
  Mexico (1.6%)
    Mexican Cetes due 11/13/97 ...........................   MXN            3,732,000      4,445,773         1.6
  United Kingdom (5.1%)
    United Kingdom Treasury, 7.25% due 3/30/98 ...........   GBP            8,550,000     14,354,277         5.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $41,749,459) ............................................                                42,089,090
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1388
                        GT GLOBAL GOVERNMENT INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (3.1%)
  United States (3.1%)
    General Electric Capital Corp., effective yield 5.68%
     due 11/19/97 (cost $8,659,446){./} ..................   USD            8,725,000   $  8,659,446         3.1
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $50,408,905) ..........                                50,748,536        18.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,266,878)  * .................                               290,274,619       102.9
Other Assets and Liabilities .............................                                (8,165,141)       (2.9)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $282,109,478       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written options. See Note 1 to the Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $290,620,342 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   5,885,779
                 Unrealized depreciation:            (6,231,502)
                                                  -------------
                 Net unrealized depreciation:     $    (345,723)
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN OPTIONS CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                            UNDERLYING     EXPIRATION  STRIKE      MARKET
PUT OPTIONS                                   AMOUNT         DATE     PRICE        VALUE
----------------------------------------  --------------   --------  --------  --------------
DEM.....................................     4,840,000     11/13/97   DEM1.82   $      (406)
                                                                                     ------
  Total outstanding written options
   (Premium received $44,673)...........                                               (406)
                                                                                     ------
                                                                                     ------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1389
                        GT GLOBAL GOVERNMENT INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                 UNREALIZED
                                           MARKET VALUE    CONTRACT  DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)    PRICE      DATE    (DEPRECIATION)
----------------------------------------  --------------   --------  --------  --------------
Australian Dollars......................      14,130,053    1.33485   11/6/97   $  (927,862)
Australian Dollars......................       2,108,963    1.37000   11/6/97       (80,812)
Australian Dollars......................       4,077,329    1.37155   11/6/97      (151,451)
Australian Dollars......................       8,168,717    1.36885   11/6/97      (320,158)
British Pounds..........................      17,545,780    0.62087    2/5/98       505,103
Canadian Dollars........................       1,412,149    1.37160   11/6/97       (38,712)
Danish Kroner...........................       5,263,096    6.67385   11/6/97        87,497
Deutsche Marks..........................       4,607,616    1.79770   11/6/97       187,616
Deutsche Marks..........................       7,647,020    1.72473   11/6/97         1,020
Deutsche Marks..........................       8,632,762    1.85468    2/5/98       650,345
Deutsche Marks..........................       9,831,529    1.86050    2/5/98       769,116
Deutsche Marks..........................       9,121,259    1.84900    2/5/98       661,259
Deutsche Marks..........................      10,320,977    1.82590    2/5/98       627,127
Deutsche Marks..........................      22,031,550    1.76970    2/5/98       681,550
Deutsche Marks..........................      15,399,073    1.74950    2/5/98       304,074
Deutsche Marks..........................       7,856,456    1.74980    2/5/98       156,456
Deutsche Marks..........................       7,924,376    1.74230    2/5/98       124,376
Italian Liras...........................       3,458,975   1,768.30000   2/5/98      138,837
Italian Liras...........................       8,545,464   1,747.52000   2/5/98      245,464
Italian Liras...........................       3,796,301   1,741.50000   2/5/98       96,301
Italian Liras...........................      15,238,110   1,732.32000   2/5/98      307,843
Italian Liras...........................       5,672,764   1,699.54000   2/5/98        7,399
Italian Liras...........................         996,994   1,697.70000   2/5/98          221
South African Rand......................         873,181    4.81550   11/6/97           997
Swedish Kronor..........................       8,468,638    7.57006   11/6/97        92,472
Swedish Kronor..........................       2,827,601    7.49385    2/5/98        11,645
                                          --------------                       --------------
  Total Contracts to Buy (Payable amount
   $201,819,010)........................     205,956,733                          4,137,723
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 73.01%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................      35,852,373    1.34162   11/6/97     2,161,497
Australian Dollars......................       8,548,124    1.43055   11/6/97       (48,124)
British Pounds..........................       8,269,037    0.62724   11/6/97      (409,138)
British Pounds..........................       9,476,686    0.63291   11/6/97      (549,686)
British Pounds..........................       8,830,253    0.60165    2/5/98        19,747
Canadian Dollars........................       1,412,149    1.39136   11/6/97        36,705
Canadian Dollars........................       5,516,238    1.39136    2/5/98        43,762
Danish Kroner...........................       7,511,923    6.95000   11/6/97      (418,398)
Deutsche Marks..........................       4,699,886    1.83370   11/6/97      (279,886)
Deutsche Marks..........................       7,559,969    1.78347   11/6/97      (249,969)
Deutsche Marks..........................       8,548,334    1.71846    2/5/98       (17,440)
Deutsche Marks..........................       7,689,586    1.71600    2/5/98        (4,687)
Deutsche Marks..........................      57,287,100    1.71600    2/5/98       (34,920)
Deutsche Marks..........................      18,029,667    1.71800    2/5/98       (31,966)
Italian Lira............................      39,768,497   1,696.15000   2/5/98       27,512
New Zealand Dollars.....................      36,510,209    1.57878   11/6/97       638,701
South African Rand......................       8,879,420    4.83145  11/12/97       (39,420)
South African Rand......................       7,946,694    4.95150  11/28/97      (171,272)
Swedish Kronor..........................       4,273,847    7.94000   11/6/97      (243,620)
Swedish Kronor..........................       9,215,482    8.00000   11/6/97      (590,482)
                                          --------------                       --------------
  Total Contracts to Sell (Receivable
   amount $295,664,390).................     295,825,474                           (161,084)
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 104.86%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                        $ 3,976,639
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1390
                          GLOBAL HIGH INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (53.2%)
  Argentina (5.2%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD           11,919,000   $ 11,814,709         3.2
      Par Bond Series L, 5.50% due 3/31/23++ .............   USD            6,610,000      4,498,931         1.2
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,048,000      2,910,840         0.8
  Brazil (2.1%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ...........................................   USD           11,384,000      7,527,670         2.1
  Bulgaria (5.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ .....................................   USD           18,357,000     10,004,565         2.7
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ .............................................   USD           13,522,000      8,882,264         2.4
  Costa Rica (1.7%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            4,270,656      4,270,656         1.2
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.5
  Ecuador (2.1%)
    Republic of Ecuador Discount Bond, 6.6875% due 2/28/25
     - EURO+ .............................................   USD           11,069,000      7,775,973         2.1
  Mexico (11.7%)
    United Mexican States:
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD           24,328,000     22,032,045         6.0
      Global Bond, 11.5 due 5/15/26 ......................   USD            7,290,000      7,873,200         2.2
      Global Bond, 9.875% due 1/15/07 ....................   USD            6,430,000      6,502,338         1.8
      Global Bond, 11.375% due 9/15/16 ...................   USD            5,793,000      6,162,304         1.7
  Nigeria (3.4%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20+/+ .........................................   USD           18,750,000     12,281,250         3.4
  Panama (3.4%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ...........................................   USD           17,850,000     12,550,781         3.4
  Peru (1.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A{.} ....................................   USD           10,086,000      5,749,020         1.6
  South Africa (5.0%)
    Republic of South Africa, 13% due 8/31/10{./} ........   ZAR           97,113,000     18,329,766         5.0
  United States (7.5%)
    United States Treasury:
      6.375% due 8/15/27 .................................   USD           15,337,000     15,782,732         4.3
      5.875% due 9/30/02{./} .............................   USD           11,747,000     11,811,242         3.2
  Uruguay (2.1%)
    Banco Central del Uruguay:
      Debt Conversion Bond Series B, 6.8125% due
       2/18/07+ ..........................................   USD            4,000,000      4,000,000         1.1
      Par Bond Series A, 6.75% due 2/19/21+/+ ............   USD            2,290,000      2,129,700         0.6
      Par Bond Series B, 6.75% due 2/19/21+/+ ............   USD            1,500,000      1,395,000         0.4

    The accompanying notes are an integral part of the financial statements.

         1391
                          GLOBAL HIGH INCOME PORTFOLIO

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (2.3%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ..........................................   USD           10,025,000   $  8,389,672         2.3
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $202,758,127) ...........................................                               194,327,658
                                                                                        ------------
Corporate Bonds (25.9%)
  Argentina (1.7%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} ....   USD            2,655,000      2,469,150         0.7
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            2,409,000      2,276,505         0.6
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD            1,497,000      1,482,030         0.4
  Brazil (0.6%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            2,273,000      2,216,175         0.6
  Canada (0.8%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            2,978,000      2,970,555         0.8
  China (2.9%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            7,559,000      7,105,460         1.9
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            3,210,000      2,929,125         0.8
    Huaneng Power International PLC Convertible, 1.75% due
     5/21/04 .............................................   USD              790,000        743,390         0.2
  Dominican Republic (0.7%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            2,628,000      2,601,720         0.7
  Hong Kong (1.1%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            2,434,000      2,281,875         0.6
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            2,100,000      1,958,250         0.5
  India (1.1%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            4,395,000      3,836,835         1.1
  Indonesia (3.9%)
    Polysindo International Finance, 8.9063%, due
     4/22/99 .............................................   IDR       27,500,000,000      5,114,793         1.4
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            4,961,000      4,564,120         1.3
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            2,964,000      2,645,370         0.7
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            2,141,000      1,884,080         0.5
  Jamaica (1.1%)
    Mechala Group Jamaica Ltd.:
      12.75% due 12/30/99 - Series B .....................   USD            2,846,000      2,760,620         0.8
      12.75% due 12/30/99 - Reg S{c} .....................   USD            1,288,000      1,249,360         0.3
  Mexico (6.4%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            8,768,000      8,044,640         2.2
      8.85% due 9/15/07 - 144A{.} ........................   USD            4,388,000      4,217,965         1.2
    Fideicomiso Petacalco Trust, 10.16% due 12/23/09 - Reg
     S{c} ................................................   USD            2,720,000      2,720,000         0.7
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            2,350,000      2,393,851         0.7
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            2,440,000      2,305,800         0.6
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,903,000      2,079,028         0.6
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD            1,560,000      1,497,600         0.4

    The accompanying notes are an integral part of the financial statements.

         1392
                          GLOBAL HIGH INCOME PORTFOLIO

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  Russia (1.3%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            2,283,000   $  3,070,635         0.8
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            2,184,000      1,921,920         0.5
  South Africa (4.3%)
    Eskom, 11% due 6/1/08 ................................   ZAR           94,900,000     15,718,912         4.3
                                                                                        ------------
Total Corporate Bonds (cost $103,242,812) ................                                95,059,764
                                                                                        ------------
Sovereign Debt (12.8%)
  Russia (12.8%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           46,757,000     41,583,888        11.4
      Participation ** -/- ...............................   DEM            9,819,000      5,224,084         1.4
                                                                                        ------------
Total Sovereign Debt (cost $25,217,395) ..................                                46,807,972
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $331,218,334) .......                               336,195,394        91.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $1,032,750) ...........................................   USD           57,375,000        418,608         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57% collateralized by $8,950,000 U.S. Treasury Bonds,
   8.875% due 8/15/17 (market value of collateral is
   $11,741,829, including accrued interest).
   (cost $11,510,781)  ...................................                                11,510,781         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $343,761,865)  * .................                               348,124,783        95.2
Other Assets and Liabilities .............................                                17,667,628         4.8
                                                                                        ------------       -----

NET ASSETS ...............................................                              $365,792,411       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          * For Federal income tax purposes, cost is $343,911,253 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,533,602
                 Unrealized depreciation:           (22,320,072)
                                                  -------------
                 Net unrealized appreciation:     $   4,213,530
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1393
                          GLOBAL HIGH INCOME PORTFOLIO

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                 OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,966,367         1.84950   11/6/97     $(268,070)
Indonesian Rupiah.......................    10,445,682     3,610.00000   11/5/97      (57,871)
South African Rand......................    24,288,532         5.04500   1/30/98     (535,715)
South African Rand......................       608,060         5.06350   1/30/98      (15,584)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $38,431,401)..................    39,308,641                               (877,240)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.75%.
  Total Open Forward Foreign Currency
   Contracts............................                                             $(877,240)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1394
                        GT GLOBAL STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (65.6%)
  Argentina (2.0%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD            5,618,000   $  5,568,843         1.3
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,177,000      3,034,035         0.7
      Par Bond Series L, 5.5% due 3/31/23++ ..............   USD               95,000         64,659          --
  Australia (2.3%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           12,500,000      9,869,508         2.3
  Brazil (0.9%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24{./} ++ ......................................   USD            5,856,000      3,872,280         0.9
  Bulgaria (2.0%)
    Republic of Bulgaria:
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro{./} + ........................................   USD            6,486,000      4,260,491         1.0
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12{./} ++ ................................   USD            7,396,000      4,030,820         1.0
  Canada (2.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,500,000      9,075,362         2.2
  Colombia (0.6%)
    Republic of Colombia, 8.7% due 2/15/16 ...............   USD            2,538,000      2,480,895         0.6
  Costa Rica (0.9%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            1,918,176      1,918,176         0.5
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.4
  Ecuador (0.9%)
    Discount Bond, 6.6875% due 2/28/25 - Euro+ ...........   USD            5,485,000      3,853,213         0.9
  France (1.9%)
    France O.A.T., 7.25% due 4/25/06 .....................   FRF           40,000,000      7,779,107         1.9
  Germany (11.0%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           35,500,000     21,219,716         5.0
      8.25% due 9/20/01 ..................................   DEM           24,000,000     15,532,850         3.7
    Treuhandanstalt, 7.125% due 1/29/03 ..................   DEM           15,000,000      9,474,050         2.3
  Italy (4.3%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.5% due 2/1/99 ....................................   ITL       18,000,000,000     11,092,869         2.6
    Italian Government, 7.25% due 11/1/26 ................   ITL       11,000,000,000      6,968,020         1.7
  Mexico (5.8%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+
       +/+ ...............................................   USD           10,849,000      9,825,126         2.3
      Global Bond, 11.5% due 5/15/26 .....................   USD            7,755,000      8,375,400         2.0
      Global Bond, 9.875% due 1/15/07 ....................   USD            3,045,000      3,079,256         0.7
      Global Bond, 11.375% due 9/15/16 ...................   USD            2,744,000      2,918,930         0.7
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD              672,000        608,580         0.1
  Netherlands (1.5%)
    Netherlands Government Bond, 5.75% due 2/15/07 .......   NLG           12,000,000      6,260,896         1.5

    The accompanying notes are an integral part of the financial statements.

         1395
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  New Zealand (1.9%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           12,000,000   $  7,987,351         1.9
  Nigeria (1.7%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20{./} +/+ ....................................   USD           11,000,000      7,205,000         1.7
  Panama (3.6%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% due 7/17/14++ .......   USD           16,705,000     11,745,703         2.8
      7.875% due 2/13/02 - 144A{.} .......................   USD            3,360,000      3,200,400         0.8
  Peru (0.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A++ {.} .................................   USD            4,776,000      2,722,320         0.6
  South Africa (2.2%)
    Republic of South Africa, 13% due 8/31/10 ............   ZAR           48,561,000      9,165,732         2.2
  Spain (2.0%)
    Spain Government, 10.5% due 10/30/03 .................   ESP        1,000,000,000      8,546,967         2.0
  Sweden (1.3%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           37,000,000      5,511,856         1.3
  United Kingdom (6.6%)
    United Kingdom Treasury, 7% due 6/7/02 ...............   GBP           11,900,000     20,234,192         4.8
    United Kingdom Conversion, 9.5% due 4/18/05 ..........   GBP            3,800,000      7,429,344         1.8
  United States (8.1%)
    United States Treasury:
      5.875% due 9/30/02{./} .............................   USD           12,865,000     12,935,356         3.1
      6.875% due 8/15/25{./} {z} .........................   USD            8,000,000      8,686,250         2.1
      6.375% due 8/15/27 .................................   USD            8,293,000      8,534,015         2.0
      6.50% due 10/15/06{z} ..............................   USD            3,500,000      3,639,111         0.9
  Uruguay (0.3%)
    Banco Central del Uruguay, Par Bond Series A, 6.75%
     due2/19/21{./} +/+ ..................................   USD            1,370,000      1,274,100         0.3
  Venezuela (1.0%)
    Republic of Venezuela:
      Par Bond Series A, 6.75% due 3/31/20{./} +/+ .......   USD            4,880,000      4,083,950         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $281,695,109) ...........................................                               275,717,729
                                                                                        ------------
Corporate Bonds (10.5%)
  Argentina (0.5%)
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            1,377,000      1,301,265         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD              816,000        807,840         0.2
  Brazil (0.3%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            1,278,000      1,246,050         0.3
  China (1.1%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            3,145,000      2,956,300         0.7

    The accompanying notes are an integral part of the financial statements.

         1396
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            1,720,000   $  1,569,500         0.4
  Denmark (1.0%)
    Realkredit Danmark, 6% due 10/1/26 ...................   DKK           30,000,000      4,226,028         1.0
  Dominican Republic (0.3%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            1,294,000      1,281,060         0.3
  Ecuador (0.4%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            1,601,000      1,596,998         0.4
  Hong Kong (0.5%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            1,210,000      1,134,375         0.3
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            1,100,000      1,025,750         0.2
  India (0.4%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            2,151,000      1,877,823         0.4
  Indonesia (1.1%)
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            2,717,000      2,499,640         0.6
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            1,471,000      1,312,868         0.3
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            1,134,000        997,920         0.2
  Jamaica (0.2%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg
     S{c} ................................................   USD              719,000        697,430         0.2
  Mexico (2.5%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            4,224,000      3,875,520         0.9
      8.85% due 9/15/07 - 144A{.} ........................   USD            2,108,000      2,026,315         0.5
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            1,300,000      1,324,258         0.3
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,134,000      1,238,895         0.3
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            1,140,000      1,077,300         0.3
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD              760,000        729,600         0.2
  Russia (0.7%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            1,526,000      2,052,470         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            1,040,000        915,200         0.2
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 ................................   ZAR            6,175,000      1,022,806         0.2
  United States (1.3%)
    Chase Manhattan Corp., 6.25% due 1/15/06{z} ..........   USD            2,835,000      2,774,864         0.7
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000      2,719,405         0.6
                                                                                        ------------
Total Corporate Bonds (cost $45,203,836) .................                                44,287,480
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1397
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Mortgage Backed (9.9%)
  United States (9.9%)
    Government National Mortgage Association TBA Pass Thru
     Pool, 6.5% due11/15/27{*} ...........................   USD           28,000,000   $ 27,693,764         6.6
    Federal National Mortgage Association Pool:
      #313439, 7% due 3/1/04 .............................   USD            9,718,752      9,837,204         2.3
      7.25% due 6/20/02{./} ..............................   NZD            7,000,000      4,382,081         1.0
                                                                                        ------------
Total Mortgage Backed (cost $42,198,154) .................                                41,913,049
                                                                                        ------------
Sovereign Debt (7.3%)
  Russia (7.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           31,585,000     28,090,723         6.7
      Participation ** -/- ...............................   DEM            4,566,000      2,429,287         0.6
                                                                                        ------------
Total Sovereign Debt (cost $16,899,775) ..................                                30,520,010
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $385,996,874) .......                               392,438,268        93.3
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $567,036) .............................................   USD           31,502,000        229,839         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (6.6%)
  United States (6.6%)
    Ford Motor Credit Corp., effective yield 5.50%, due
     11/19/97{./} ........................................   USD           19,000,000     18,947,940         4.5
    General Electric Capital Corp., effective yield 5.50%,
     due 11/19/97{./} ....................................   USD            9,000,000      8,975,340         2.1
                                                                                        ------------
Total Commercial Paper - Discounted (cost $27,923,280) ...                                27,923,280
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $27,923,280) ..........                              $ 27,923,280         6.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1398
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $7,860,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $10,311,818, including accrued interest).
   (cost $10,107,564)  ...................................                              $ 10,107,564         2.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $424,594,754)  * .................                               430,698,951       102.4
Other Assets and Liabilities .............................                               (10,075,156)       (2.4)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $420,623,795       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $425,319,173 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,044,316
                 Unrealized depreciation:           (15,664,538)
                                                  -------------
                 Net unrealized appreciation:     $   5,379,778
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1399
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                           UNREALIZED
                                             (U.S.       CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE    (DEPRECIATION)
----------------------------------------  ------------  -----------  --------  --------------
Australian Dollars......................     3,022,847      1.37155   11/6/97    $(112,283)
British Pounds..........................    16,534,161      0.62123    2/5/98      485,452
British Pounds..........................    11,608,739      0.60397    2/5/98       18,839
Danish Kroner...........................     7,886,019      6.86340    2/5/98      382,449
Deutsche Marks..........................    25,918,384      1.77087    2/5/98      818,384
Deutsche Marks..........................    24,380,246      1.81000    2/5/98    1,280,246
Deutsche Marks..........................    11,573,533      1.74950    2/5/98      228,533
Deutsche Marks..........................     5,831,060      1.70250    2/5/98      (42,655)
Deutsche Marks..........................     4,932,669      1.82070    2/5/98      286,489
Deutsche Marks..........................     3,702,605      1.77285    2/5/98      120,916
Italian Liras...........................     6,451,334  1,697.68000    2/5/98        1,355
Italian Liras...........................     3,240,396  1,766.50000    2/5/98      126,895
Netherland Guilders.....................     6,358,320      1.97453    2/5/98      144,185
Spanish Pasetas.........................     8,955,096    148.86800    2/5/98      222,526
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $136,434,078)........................   140,395,409                           3,961,331
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 33.38%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................     7,838,313      1.44611   11/6/97     (127,976)
Australian Dollars......................     4,674,868      1.36032   11/6/97      213,680
British Pounds..........................    11,858,437      0.61312   11/6/97     (327,267)
British Pounds..........................     4,864,140      0.63386   11/6/97     (289,013)
British Pounds..........................    11,724,826      0.62274    2/5/98     (371,820)
Canadian Dollars........................     1,774,056      1.38250   11/6/97       34,262
Danish Kroner...........................     7,847,141      6.95000   11/6/97     (437,069)
Deutsche Marks..........................    44,512,909      1.71600    2/5/98      (27,133)
Deutsche Marks..........................    16,981,429      1.72000    2/5/98      (49,819)
Deutsche Marks..........................    15,337,714      1.71800    2/5/98      (27,194)
Deutsche Marks..........................     3,280,903      1.71600    2/5/98       (2,000)
Italian Lira............................     9,691,730  1,696.15000    2/5/98        6,705
Netherland Guilders.....................     6,321,484      2.05140   11/6/97     (340,203)
New Zealand Dollars.....................    12,132,719      1.57878   11/6/97      212,247
South African Rand......................     7,285,042      5.04500   1/30/98     (160,681)
Spanish Pesetas.........................     8,939,623    154.70000   11/6/97     (536,262)
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $172,835,791).................   175,065,334                          (2,229,543)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 41.62%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $1,731,788
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MATURITY     NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
U.S. 10-Year Bond Future (face
 $8,849,548)............................    12/19/97      80         USD      $8,902,400

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1400
                             GT GLOBAL INCOME FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                               GT GLOBAL
                                                                                  ------------------------------------
                                                                                                  HIGH
                                                                                                 INCOME
                                                                                  GOVERNMENT      FUND-     STRATEGIC
                                                                                    INCOME     CONSOLIDATED   INCOME
                                                                                     FUND       (NOTE 1)       FUND
                                                                                  -----------  -----------  ----------
Assets:
  Investments in securities, at value (cost $290,266,878; $343,761,865; and
   $424,594,754, respectively) (Note 1).........................................  $290,274,619 3$48,124,783 $430,698,951
  U.S. currency.................................................................           63     598,195      906,033
  Foreign Currencies (Cost $562,392; $2,793,297; and $740,247, respectively)....      572,795   2,785,516      734,313
  Interest receivable...........................................................    5,620,712   6,748,730    7,672,126
  Receivable for Fund shares sold...............................................    1,790,045     757,060      523,422
  Receivable for open forward foreign currency contracts (Note 1)...............    3,976,639          --    1,731,788
  Receivable for securities sold................................................   12,795,967  21,411,490   16,967,090
  Miscellaneous receivable......................................................           --      17,246      105,000
                                                                                  -----------  -----------  ----------
    Total assets................................................................  315,030,840  380,443,020  459,338,723
                                                                                  -----------  -----------  ----------
Liabilities:
  Payable for custodian fees (Note 1)...........................................       13,985      19,132       31,825
  Payable for Directors' and Trustees' fees and expenses (Note 2)...............        7,943      10,881        5,472
  Payable for forward foreign currency contracts -- closed (Note 1).............    6,013,174          --    3,799,153
  Payable for fund accounting fees (Note 2).....................................        6,285       9,778        9,847
  Payable for Fund shares repurchased (Note 2)..................................   13,090,101   3,038,650    1,446,639
  Payable for investment management and administration fees (Note 2)............      177,596     341,976      278,408
  Payable for loan outstanding (Note 1).........................................    4,451,000          --           --
  Payable for open forward foreign currency contracts (Note 1)..................           --     877,240           --
  Payable for printing and postage expenses.....................................      109,344      79,859       85,448
  Payable for professional fees.................................................       37,427      52,845       28,107
  Payable for registration and filing fees......................................       16,015       5,502       14,782
  Payable for securities purchased..............................................    8,707,277   9,848,640   32,628,138
  Payable for service and distribution expenses (Note 2)........................      160,788     285,897      310,485
  Payable for transfer agent fees (Note 2)......................................      121,280      60,286       63,713
  Payable for variation margin..................................................           --          --        5,000
  Payable for written options, at value.........................................          406          --           --
  Other accrued expenses........................................................        8,741      19,823        7,911
                                                                                  -----------  -----------  ----------
    Total liabilities...........................................................   32,921,362  14,650,509   38,714,928
    Minority interest (Notes 1 & 2).............................................           --         100           --
                                                                                  -----------  -----------  ----------
Net assets......................................................................  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class A:
Net asset value and offering price per share ($154,272,250 DIVIDED BY
 17,888,878; $133,972,818 DIVIDED BY 8,609,881; and $138,714,970 DIVIDED BY
 11,557,042 shares outstanding, respectively)...................................  $      8.62   $   15.56   $    12.00
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Maximum offering price per share (100/95.25 of $8.62; 100/95.25 of $15.56; and
 100/95.25 of $12.00, respectively) *...........................................  $      9.05   $   16.34   $    12.60
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class B:+
Net asset value and offering price per share ($127,721,696 DIVIDED BY
 14,819,308; $228,100,869 DIVIDED BY 14,675,701; and $281,375,602 DIVIDED BY
 23,423,332 shares outstanding, respectively)...................................  $      8.62   $   15.54   $    12.01
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($115,532 DIVIDED BY 13,411; $3,718,724 DIVIDED BY 239,667; and $533,223
 DIVIDED BY 44,355 shares outstanding, respectively)............................  $      8.61   $   15.52   $    12.02
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Net assets consist of:
  Paid in capital (Note 4)......................................................  $424,806,101 2$94,116,233 $485,352,425
  Undistributed net investment income/(distribution in excess of income)........           --     303,600   (3,351,006)
  Accumulated net realized gain (loss) on investments...........................  (146,657,834) 67,929,136  (69,137,537)
  Net unrealized appreciation (depreciation) on translation of assets and
   liabilities in foreign currencies............................................    3,909,203    (919,476)   1,745,551
  Net unrealized appreciation of investments....................................       52,008   4,362,918    6,014,362
                                                                                  -----------  -----------  ----------
Total -- representing net assets applicable to capital shares outstanding.......  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1401
                             GT GLOBAL INCOME FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                                    -------------------------------------
                                                                                    HIGH
                                                                                   INCOME
                                                                    GOVERNMENT      FUND-      STRATEGIC
                                                                      INCOME     CONSOLIDATED   INCOME
                                                                       FUND       (NOTE 1)       FUND
                                                                    -----------  -----------  -----------
Investment income:
  Interest income.................................................  $24,435,113  $40,562,334  $36,075,707
  Other income....................................................       51,190           --       26,003
                                                                    -----------  -----------  -----------
    Total investment income.......................................   24,486,303   40,562,334   36,101,710
                                                                    -----------  -----------  -----------
Expenses:
  Investment management and administration fees (Note 2)..........    2,403,043    4,107,638    3,474,804
  Amortization of organization costs (Note 1).....................           --       34,678           --
  Custodian Fees (Note 1).........................................      203,911      182,500      256,523
  Directors' and Trustees' fees and expenses (Note 2).............       14,600       19,345       13,962
  Fund accounting fees (Note 2)...................................       85,149      116,607      123,309
  Printing and postage expenses...................................      131,035       88,337      144,457
  Professional fees...............................................       79,570      119,674       81,841
  Registration and filing fees (Note 1)...........................       52,925       68,590       44,726
  Service and distribution expenses: (Note 2)
    Class A.......................................................      672,237      605,133      560,886
    Class B.......................................................    1,392,802    2,653,190    3,185,408
  Transfer agent fees (Note 2)....................................      734,235      676,490      831,440
  Other expenses (Note 1).........................................      132,382      187,152      264,542
                                                                    -----------  -----------  -----------
    Total expenses before reductions..............................    5,901,889    8,859,334    8,981,898
                                                                    -----------  -----------  -----------
    Expense reductions (Note 1)...................................     (543,589)    (234,784)    (460,682)
                                                                    -----------  -----------  -----------
  Total net expenses..............................................    5,358,300    8,624,550    8,521,216
                                                                    -----------  -----------  -----------
Net investment income.............................................   19,128,003   31,937,784   27,580,494
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized gain (loss) on investments.........................   (6,424,453)  65,778,885   35,321,536
  Net realized gain on foreign currency transactions..............    6,670,567    3,923,861    4,176,477
                                                                    -----------  -----------  -----------
    Net realized gain during the year.............................      246,114   69,702,746   39,498,013
                                                                    -----------  -----------  -----------
  Net change in unrealized appreciation(depreciation) on
   translation of assets and liabilities in foreign currencies....    5,553,094   (1,099,793)   2,627,595
  Net change in unrealized appreciation of investments............  (11,452,067) (36,470,606) (26,190,807)
                                                                    -----------  -----------  -----------
    Net unrealized depreciation during the year...................   (5,898,973) (37,570,399) (23,563,212)
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.......................................................   (5,652,859)  32,132,347   15,934,801
                                                                    -----------  -----------  -----------
Net increase in net assets resulting from operations..............  $13,475,144  $64,070,131  $43,515,295
                                                                    -----------  -----------  -----------
                                                                    -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1402
                             GT GLOBAL INCOME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           GT GLOBAL
                                          ----------------------------------------------------------------------------
                                                                          HIGH INCOME
                                           GOVERNMENT INCOME FUND      FUND-CONSOLIDATED       STRATEGIC INCOME FUND
                                          ------------------------  ------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             1997         1996         1997         1996         1997         1996
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $19,128,003  $31,802,934  $31,937,784  $37,117,017  $27,580,494  $40,286,756
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      246,114   (1,896,895)  69,702,746   62,517,472   39,498,013   36,675,981
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................    5,553,094    2,319,205   (1,099,793)     174,082    2,627,595    1,913,734
  Net change in unrealized appreciation
   (depreciation) of investments........  (11,452,067)  (1,121,083) (36,470,606)  31,730,913  (26,190,807)  27,794,834
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   13,475,144   31,104,161   64,070,131  131,539,484   43,515,295  106,671,305
                                          -----------  -----------  -----------  -----------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............   (6,827,721) (15,504,590) (12,555,399) (13,418,057) (10,228,265) (12,520,881)
  From net realized gain on
   investments..........................           --   (8,183,323)  (2,751,509)  (1,230,117)          --           --
  In excess of net investment income....   (4,449,488)          --           --           --     (775,601)  (1,097,884)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............   (4,503,257)  (9,165,193) (17,789,317) (18,753,394) (18,434,103) (22,200,673)
  From net realized gain on
   investments..........................           --   (5,303,358)  (3,911,565)  (1,719,241)          --           --
  In excess of net investment income....   (2,934,682)          --           --           --   (1,397,843)  (1,946,649)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............       (4,070)      (7,915)  (1,289,469)    (505,715)     (43,148)     (46,547)
  From net realized gain on
   investments..........................           --       (2,893)    (264,339)     (46,362)          --           --
  In excess of net investment income....       (2,653)          --           --           --       (3,272)      (4,081)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Total distributions.................  (18,721,871) (38,167,272) (38,561,598) (35,672,886) (30,882,232) (37,816,715)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  667,541,828  386,482,407  561,523,639  583,133,415  335,031,026  335,665,174
  Decrease from capital shares
   repurchased..........................  (787,794,141) (592,826,606) (665,858,246) (592,743,855) (445,823,540) (432,196,117)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net decrease from capital share
     transactions.......................  (120,252,313) (206,344,199) (104,334,607)  (9,610,440) (110,792,514) (96,530,943)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in net
 assets.................................  (125,499,040) (213,407,310) (78,826,074)  86,256,158 (98,159,451) (27,676,353)
Net assets:
  Beginning of year.....................  407,608,518  621,015,828  444,618,485  358,362,327  518,783,246  546,459,599
                                          -----------  -----------  -----------  -----------  -----------  -----------
  End of year  *........................  $282,109,478 $407,608,518 $365,792,411 $444,618,485 $420,623,795 $518,783,246
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------
 * Includes undistributed (distributions
   in excess of) net investment income..  $        --  $   364,918  $   303,600  $        --  $(3,351,006) $        --
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1403
                        GT GLOBAL GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.81   $    8.63   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.52        0.57        0.62        0.65        0.74
  Net realized and unrealized gain
   (loss) on investments................      (0.13)       0.03        0.15       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.39        0.60        0.77       (0.87)       2.08
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.31)      (0.57)      (0.59)      (0.65)      (0.74)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.20)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.55)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.51)      (0.67)      (0.59)      (1.57)      (0.84)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.81   $    8.63   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.78%       7.11%       9.22%      (8.87)%      21.9%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 154,272   $ 240,945   $ 385,404   $ 502,094   $ 708,301
Ratio of net investment income to
 average net assets.....................       6.04%       6.52%       6.98%       6.87%        7.1%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.34%       1.34%       1.35%       1.33%        1.4%
  Without expense reductions............       1.51%       1.39%       1.38%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1404
                        GT GLOBAL GOVERNMENT INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.80   $    8.64   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.46        0.51        0.55        0.59        0.67
  Net realized and unrealized gain
   (loss) on investments................      (0.12)       0.04        0.14       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.34        0.55        0.69       (0.93)       2.01
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.28)      (0.51)      (0.53)      (0.59)      (0.67)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.18)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.54)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.46)      (0.61)      (0.53)      (1.50)      (0.77)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.80   $    8.64   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.00%       6.54%       8.22%      (9.39)%      21.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,722   $ 166,577   $ 235,481   $ 262,405   $ 182,972
Ratio of net investment income to
 average net assets.....................       5.39%       5.87%       6.33%       6.22%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.99%       1.99%       2.00%       1.98%        2.0%
  Without expense reductions............       2.16%       2.04%       2.03%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1405
                        GT GLOBAL GOVERNMENT INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                            1997 (D)      1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $    8.73     $    8.80      $    8.98
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.55          0.60           0.26
  Net realized and unrealized gain
   (loss) on investments................       (0.13)         0.03          (0.19)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        0.42          0.63           0.07
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.33)        (0.60)         (0.25)
  From net realized gain on
   investments..........................          --         (0.10)            --
  In excess of net investment income....       (0.21)           --             --
  In excess of net realized gain on
   investments..........................          --            --             --
  Return of capital.....................          --            --             --
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.54)        (0.70)         (0.25)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $    8.61     $    8.73      $    8.80
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        5.15 %        7.49 %         0.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     116     $      86      $     131
Ratio of net investment income to
 average net assets.....................        6.39 %        6.87 %         7.33%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        0.99 %        0.99 %         1.00%(a)
  Without expense reductions............        1.16 %        1.04 %         1.03%(a)
Portfolio turnover rate++...............         241 %         268 %          385%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1406
                           GT GLOBAL HIGH INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.85   $   11.70   $   12.56   $   14.92   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.19        1.27        1.35        0.94        0.78
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.87)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.12        4.36        0.26       (0.93)       4.70
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.18)      (1.11)      (1.03)      (0.94)      (0.78)
  From net realized gain on
   investments..........................      (0.23)      (0.10)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (1.21)      (1.12)      (1.43)      (1.21)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.56   $   14.85   $   11.70   $   12.56   $   14.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.46%      39.05%       2.81%      (6.45)%      43.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,973   $ 178,318   $ 142,002   $ 167,974   $ 143,171
Ratio of net investment income to
 average net assets.....................       7.39%       9.52%      11.85%       7.00%       6.40%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.53%       1.69%       1.75%       1.57%       2.20%
  Without expense reductions............       1.58%       1.69%       1.75%       1.57%       2.20%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1407
                           GT GLOBAL HIGH INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.83   $   11.69   $   12.56   $   14.90   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.09        1.17        1.27        0.86        0.70
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.85)       3.90
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.02        4.26        0.18       (0.99)       4.60
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.08)      (1.03)      (0.96)      (0.86)      (0.70)
  From net realized gain on
   investments..........................      (0.23)      (0.09)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.31)      (1.12)      (1.05)      (1.35)      (1.13)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.54   $   14.83   $   11.69   $   12.56   $   14.90
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      13.77%      38.16%       2.07%      (6.99)%      42.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 228,101   $ 251,002   $ 214,897   $ 232,423   $ 127,035
Ratio of net investment income to
 average net assets.....................       6.74%       8.87%      11.20%       6.35%        5.8%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.18%       2.34%       2.40%       2.22%        2.8%
  Without expense reductions............       2.23%       2.34%       2.40%       2.22%        2.8%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1408
                           GT GLOBAL HIGH INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                      ADVISOR CLASS+
                                          --------------------------------------
                                                                    JUNE 1, 1995
                                          YEAR ENDED   YEAR ENDED        TO
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           1997 (D)     1996 (D)        1995
                                          -----------  -----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.83    $   11.71    $   11.44
                                          -----------  -----------  ------------
Income from investment operations:
  Net investment income.................        1.22         1.34         0.57
  Net realized and unrealized gain
   (loss) on investments................        0.93         3.05         0.17
                                          -----------  -----------  ------------
    Net increase (decrease) from
     investment operations..............        2.15         4.39         0.74
                                          -----------  -----------  ------------
Distributions to shareholders:
  From net investment income............       (1.23)       (1.16)       (0.44)
  From net realized gain on
   investments..........................       (0.23)       (0.11)          --
  In excess of net realized gain on
   investments..........................          --           --           --
  Return of capital.....................          --           --        (0.03)
  From sources other than net investment
   income...............................          --           --           --
                                          -----------  -----------  ------------
    Total distributions.................       (1.46)       (1.27)       (0.47)
                                          -----------  -----------  ------------
Net asset value, end of period..........   $   15.52    $   14.83    $   11.71
                                          -----------  -----------  ------------
                                          -----------  -----------  ------------

Total investment return (c).............       14.72%       39.38%        6.54 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   3,719    $  15,298    $   1,463
Ratio of net investment income to
 average net assets.....................        7.74%        9.87%       12.20 %(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.18%        1.34%        1.40 %(a)
  Without expense reductions............        1.23%        1.34%        1.40 %
Ratio of interest expense to average net
 assets.................................         N/A         0.04%         N/A
Portfolio turnover rate++...............         214%         290%         213 %(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1409
                        GT GLOBAL STRATEGIC INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.76   $   10.32   $   10.88   $   13.61   $   11.25
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.74        0.89        0.97        0.79        0.96
  Net realized and unrealized gain
   (loss) on investments................       0.34        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.08        2.33        0.28       (1.35)       3.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.78)      (0.82)      (0.80)      (0.79)      (0.96)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.06)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.84)      (0.89)      (0.84)      (1.38)      (1.45)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.00   $   11.76   $   10.32   $   10.88   $   13.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       9.40%      23.00%       3.06%     (10.44)%      37.0%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 138,715   $ 185,126   $ 188,165   $ 275,241   $ 287,870
Ratio of net investment income to
 average net assets.....................       6.18%       8.09%       9.64%       6.74%        7.2%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.35%       1.38%       1.42%       1.40%        1.7%
  Without expense reductions............       1.44%       1.40%       1.45%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1410
                        GT GLOBAL STRATEGIC INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.77   $   10.33   $   10.88   $   13.60   $   11.24
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.67        0.82        0.91        0.73        0.89
  Net realized and unrealized gain
   (loss) on investments................       0.33        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.00        2.26        0.22       (1.41)       3.74
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.71)      (0.75)      (0.73)      (0.72)      (0.89)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.05)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.76)      (0.82)      (0.77)      (1.31)      (1.38)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.01   $   11.77   $   10.33   $   10.88   $   13.60
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.70%      22.15%       2.48%     (11.02)%      36.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 281,376   $ 333,178   $ 357,852   $ 458,550   $ 310,431
Ratio of net investment income to
 average net assets.....................       5.53%       7.44%       8.99%       6.09%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.00%       2.03%       2.07%       2.05%        2.4%
  Without expense reductions............       2.09%       2.05%       2.10%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1411
                        GT GLOBAL STRATEGIC INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                              1997        1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.77     $   10.33      $   10.32
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.79          0.93           0.41
  Net realized and unrealized gain
   (loss) on investments................        0.34          1.44          (0.04)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        1.13          2.37           0.37
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.82)        (0.86)         (0.34)
  From net realized gain on
   investments..........................          --            --             --
  In excess of net investment income....       (0.06)        (0.07)            --
  Return of capital.....................          --            --          (0.02)
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.88)        (0.93)         (0.36)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   12.02     $   11.77      $   10.33
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        9.86 %       23.39 %         3.72%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     533     $     479      $     443
Ratio of net investment income to
 average net assets.....................        6.53 %        8.44 %         9.99%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.00 %        1.03 %         1.07%(a)
  Without expense reductions............        1.09 %        1.05 %         1.10%(a)
Ratio of interest expenses to average
 net assets.............................         N/A           N/A            N/A
Portfolio turnover rate++...............         149 %         177 %          238%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1412
                             GT GLOBAL INCOME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Government Income Fund, GT Global High Income Fund, GT Global Strategic Income Fund ("Funds") are non-diversified separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Income Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 1997, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION

The Funds calculate the net asset value of and complete orders to purchase, exchange, or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality, and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         1413
                             GT GLOBAL INCOME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

         1414
                             GT GLOBAL INCOME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
GT Global Government Income Fund........   $ 29,895,986      $  31,386,675      $543,589
Global High Income Portfolio............   $ 25,907,465      $  32,857,776      $234,784
GT Global Strategic Income Fund.........   $ 37,623,556      $  43,190,488      $460,682

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds and Portfolios to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $139,369,056 of which $123,623,470 expires in 2002, and $15,745,586 expires in 2003. The GT Global
Strategic Income Fund has a capital loss carryforward of $65,749,433 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolio and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses were amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

         1415
                             GT GLOBAL INCOME FUNDS

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with BankBoston. GT Global Income Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with State Street Bank & Trust Company. The arrangements with the banks allow all specified funds and the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Government Income Fund had $4,451,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund was $7,107,892, $11,820,513 and $10,277,220 respectively, with a weighted average interest rate of 6.33%, 6.47% and 6.38%, respectively. Interest expense for the GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund for the year ended October 31, 1997 was $103,696, $165,711 and $230,880, respectively, included in "Other Expenses" on the Statement of Operations.

(P) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid securities as collateral for these purchase commitments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolio's investment manager and administrator. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $10,240 for the GT Global Government Income Fund, $65,982 for the Global High Income Fund, and $29,451 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,273 for the GT Global Government Income Fund, $18,156 for the Global High Income Fund, and $0 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $1,118,343 for the GT Global Government Income Fund, $1,598,989 for the Global High Income Fund, and $1,750,253 for the GT Global Strategic Income Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

         1416
                             GT GLOBAL INCOME FUNDS

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each GT Global Government Income Fund's and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. Similarly, they voluntarily have undertaken to limit GT Global High Income Fund's expenses to the maximum annual rate of 2.20%, 2.85%, and 1.85% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any other affiliated company, $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                        PURCHASE AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $133,075,601     $576,675,060
Global High Income Portfolio....................................................   $ 27,699,458     $829,268,070
GT Global Strategic Income Fund.................................................   $ 67,247,574     $607,924,472

                                                                                              SALES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $118,888,065     $702,800,147
Global High Income Portfolio....................................................   $ 11,689,150     $933,111,597
GT Global Strategic Income Fund.................................................   $ 47,239,453     $728,047,126

         1417
                             GT GLOBAL INCOME FUNDS

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS
GT GLOBAL GOVERNMENT INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       48,767,558  $      419,503,866       19,126,586  $      164,293,090
Shares issued in connection with
  reinvestment of distributions.........          741,916           6,372,599        1,643,833          14,228,931
                                          ---------------  ------------------  ---------------  ------------------
                                               49,509,474         425,876,465       20,770,419         178,522,021
Shares repurchased......................      (59,180,268)       (509,133,563)     (36,969,597)       (318,856,283)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (9,670,794) $      (83,257,098)     (16,199,178) $     (140,334,262)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       27,713,479  $      237,734,254       23,047,364  $      198,774,141
Shares issued in connection with
  reinvestment of distributions.........          452,575           3,886,536          956,866           8,282,950
                                          ---------------  ------------------  ---------------  ------------------
                                               28,166,054         241,620,790       24,004,230         207,057,091
Shares repurchased......................      (32,406,087)       (278,645,805)     (31,688,935)       (273,022,079)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,240,033) $      (37,025,015)      (7,684,705) $      (65,964,988)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................            4,551  $           38,769          105,543             892,487
Shares issued in connection with
  reinvestment of distributions.........              680               5,804            1,345              10,808
                                          ---------------  ------------------  ---------------  ------------------
                                                    5,231              44,573          106,888             903,295
Shares repurchased......................           (1,717)            (14,773)        (111,905)           (948,244)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,514  $           29,800           (5,017) $          (44,949)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1418
                             GT GLOBAL INCOME FUNDS

GT GLOBAL HIGH INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       17,142,418  $      272,139,950       25,694,335  $      346,426,450
Shares issued in connection with
  reinvestment of distributions.........          574,707           9,164,383          607,445           8,023,249
                                          ---------------  ------------------  ---------------  ------------------
                                               17,717,125         281,304,333       26,301,780         354,449,699
Shares repurchased......................      (21,118,898)       (335,756,037)     (26,422,858)       (355,715,247)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (3,401,773) $      (54,451,704)        (121,078) $       (1,265,548)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       13,848,218  $      221,702,040       14,568,804  $      194,636,619
Shares issued in connection with
  reinvestment of distributions.........          721,148          11,494,889          765,798          10,086,445
                                          ---------------  ------------------  ---------------  ------------------
                                               14,569,366         233,196,929       15,334,602         204,723,064
Shares repurchased......................      (16,813,796)       (270,094,630)     (16,793,522)       (225,719,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,244,430) $      (36,897,701)      (1,458,920) $      (20,996,351)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        2,868,282  $       45,874,009        1,706,101  $       23,413,749
Shares issued in connection with
  reinvestment of distributions.........           72,440           1,148,368           40,101             546,903
                                          ---------------  ------------------  ---------------  ------------------
                                                2,940,722          47,022,377        1,746,202          23,960,652
Shares repurchased......................       (3,732,584)        (60,007,579)        (839,670)        (11,309,193)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................         (791,862) $      (12,985,202)         906,532  $       12,651,459
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

GT GLOBAL STRATEGIC INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,750,221  $      167,009,888       15,025,486  $      168,473,834
Shares issued in connection with
  reinvestment of distributions.........          615,860           7,488,021          829,046           9,085,802
                                          ---------------  ------------------  ---------------  ------------------
                                               14,366,081         174,497,909       15,854,532         177,559,636
Shares repurchased......................      (18,557,237)       (225,311,673)     (18,331,797)       (204,237,090)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,191,156) $      (50,813,764)      (2,477,265) $      (26,677,454)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       11,499,580  $      140,731,511       12,778,909  $      141,835,937
Shares issued in connection with
  reinvestment of distributions.........          896,610          10,918,610        1,206,362          13,216,165
                                          ---------------  ------------------  ---------------  ------------------
                                               12,396,190         151,650,121       13,985,271         155,052,102
Shares repurchased......................      (17,287,235)       (211,600,543)     (20,318,197)       (224,904,917)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,891,045) $      (59,950,422)      (6,332,926) $      (69,852,815)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................          712,165  $        8,839,212          278,551  $        3,010,280
Shares issued in connection with
  reinvestment of distributions.........            3,581              43,784            3,931              43,156
                                          ---------------  ------------------  ---------------  ------------------
                                                  715,746           8,882,996          282,482           3,053,436
Shares repurchased......................         (712,116)         (8,911,324)        (284,638)         (3,054,110)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,630  $          (28,328)          (2,156) $             (674)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1419
                             GT GLOBAL INCOME FUNDS

5. WRITTEN OPTIONS:
The GT Global Government Income Fund's and the GT Global Strategic Income Fund's written options contract activity for the year ended October 31, 1997 was as follows:

                      COVERED CALL AND PUT OPTION WRITTEN

                                                                                                          UNDERLYING
                                                                                                            NOMINAL
                                                                                                           AMOUNT IN
GT GLOBAL GOVERNMENT INCOME FUND                                                                              USD      PREMIUMS
--------------------------------------------------------------------------------------------------------  -----------  ---------
Options outstanding at October 31, 1996.................................................................  $        --  $      --
Options written.........................................................................................  213,530,000  1,091,938
Options cancelled in closing purchase transactions......................................................  (14,700,000)   (93,163)
Options expired prior to exercise.......................................................................  (193,990,000)  (954,102)
Options exercised.......................................................................................           --         --
                                                                                                          -----------  ---------
Options outstanding at October 31, 1997.................................................................  $ 4,840,000  $  44,673
                                                                                                          -----------  ---------
                                                                                                          -----------  ---------

                                                                                                          UNDERLYING
                                                                                                            NOMINAL
                                                                                                           AMOUNT IN
GT GLOBAL STRATEGIC INCOME FUND                                                                               USD      PREMIUMS
--------------------------------------------------------------------------------------------------------  -----------  ---------
Options outstanding at October 31, 1996.................................................................  $        --  $      --
Options written.........................................................................................    5,208,000    301,543
Options cancelled in closing purchase transactions......................................................           --         --
Options expired prior to exercise.......................................................................           --         --
Options exercised.......................................................................................   (5,208,000)  (301,543)
                                                                                                          -----------  ---------
Options outstanding at October 31, 1997.................................................................  $        --  $      --
                                                                                                          -----------  ---------
                                                                                                          -----------  ---------

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                                                                                          CAPITAL GAIN
FUND                                                                                                        DIVIDEND
--------------------------------------------------------------------------------------------------------  ------------
GT Global Government Income Fund........................................................................            --
GT Global High Income Fund..............................................................................   $ 6,927,413
GT Global Strategic Income Fund.........................................................................            --

         1420

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF

                          AIM DEVELOPING MARKETS FUND
                           AIM EMERGING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM DEVELOPING MARKETS FUND: ADVISOR CLASS PROSPECTUS,
   THE AIM EMERGING MARKETS FUND: ADVISOR CLASS PROSPECTUS AND THE AIM LATIN AMERICAN GROWTH FUND: ADVISOR CLASS PROSPECTUS EACH DATED SEPTEMBER 8, 1998
         1421

                               TABLE OF CONTENTS


                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................      4
GENERAL INFORMATION ABOUT THE FUNDS.........................      4
  The Trust and Its Shares..................................      4
INVESTMENT OBJECTIVES AND POLICIES..........................      5
  Investment Objectives.....................................      5
  Selection of Equity Investments...........................      5
  Investments in Other Investment Companies.................      6
  Depositary Receipts.......................................      6
  Warrants or Rights........................................      7
  Lending of Portfolio Securities...........................      7
  Commercial Bank Obligations...............................      7
  Repurchase Agreements.....................................      7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................      8
  Short Sales...............................................      8
  Temporary Defensive Strategies............................      9
  Samurai and Yankee Bonds..................................      9
  Debt Conversions..........................................      9
  Premium Securities........................................     10
  Indexed Debt Securities...................................     10
  Structured Investments....................................     10
  Stripped Income Securities................................     10
  Floating and Variable Rate Income Securities..............     11
  Swaps, Caps, Floors and Collars...........................     11
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................     11
  Special Risks of Options, Futures and Currency
     Strategies.............................................     11
  Writing Call Options......................................     12
  Writing Put Options.......................................     13
  Purchasing Put Options....................................     13
  Purchasing Call Options...................................     13
  Index Options.............................................     15
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................     15
  Options on Futures Contracts..............................     17
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................     17
  Forward Contracts.........................................     18
  Foreign Currency Strategies -- Special Considerations.....     18
  Cover.....................................................     19
RISK FACTORS................................................     19
  Illiquid Securities.......................................     19
  Foreign Securities........................................     20
INVESTMENT LIMITATIONS......................................     25
  Developing Markets Fund...................................     25
  Emerging Markets Fund.....................................     26
  Latin American Fund.......................................     28
EXECUTION OF PORTFOLIO TRANSACTIONS.........................     29
  Portfolio Trading and Turnover............................     30

         1422


                                                              PAGE NO.
                                                              --------
MANAGEMENT..................................................     31
  Trustees and Executive Officers...........................     31
  Investment Management and Administration Services.........     33
  Distribution Services.....................................     33
  Expenses of the Funds.....................................     33
NET ASSET VALUE DETERMINATION...............................     34
HOW TO PURCHASE AND REDEEM SHARES...........................     34
  Programs and Services for Shareholders....................     35
  Dividend Order............................................     35
TAXES.......................................................     35
  General...................................................     35
  Foreign Taxes.............................................     36
  Passive Foreign Investment Companies......................     36
  Non-U.S. Shareholders.....................................     36
  Options, Futures and Foreign Currency Transactions........     37
MISCELLANEOUS INFORMATION...................................     37
  Custodian.................................................     38
  Transfer Agency and Accounting Agency Services............     38
  Independent Accountants...................................     38
  Shareholder Liability.....................................     38
  Name......................................................     38
  Control Persons and Principal Holders of Securities.......     39
INVESTMENT RESULTS..........................................     40
  Total Return Quotations...................................     40
  Other Information Regarding Standard Total and Cumulative
     Total Returns for Developing Markets Fund..............     41
  Performance Information...................................     42
APPENDIX....................................................     44
  Description of Bond Ratings...............................     44
  Description of Commercial Paper Ratings...................     45
  Absence of Rating.........................................     45
FINANCIAL STATEMENTS........................................     FS

         1423

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Developing Markets Fund ("Developing Markets Fund"), AIM Emerging Markets Fund ("Emerging Markets Fund"), and AIM Latin American Growth Fund ("Latin American Fund") (each, a "Fund," and collectively, the "Funds"). Developing Markets Fund and Latin American Fund each is a non-diversified, and Emerging Markets Fund is a diversified, series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. On October 31, 1997, the Developing Markets Fund, which had no prior operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"), a closed-end investment company.


  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor and sub-administrator for the Funds.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Developing Markets Fund is included in a separate Prospectus dated September 8, 1998, for Emerging Markets Fund is included in a separate Prospectus dated September 8, 1998 and for Latin American Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Healthcare Fund, AIM Global Telecommunications Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Strategic Income Fund, AIM Global Growth and Income Fund, AIM Emerging Markets Fund, AIM Developing Markets Fund, and AIM Latin American Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).


  This Statement of Additional Information relates solely to the Advisor Class shares of the Fund.

  The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         1424


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

  Developing Markets Fund. The primary investment objective of Developing Markets Fund is long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. The Fund does not consider the following countries to be emerging markets:
Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United States.

  Emerging Markets Fund. The investment objective of Emerging Markets Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.


  In determining what countries constitute emerging markets with respect to Developing Market Fund and Emerging Markets Fund, the Sub-advisor will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation ("IFC").


  Latin American Fund. The investment objective of Latin American Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS


  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which a Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



  In analyzing companies for investment by each Fund, the Sub-advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Funds. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


  Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies.

         1425

Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.


  There may be times when, in the opinion of the Sub-advisor, prevailing market, economic or political conditions warrant reducing the proportion of each Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of each Fund's assets may be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.



  The Funds may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act"), from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, including those in Latin America, commercial banks act as securities broker/dealers, investment advisors and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by such banks. The Fund has obtained an exemption from the SEC to permit it to invest in certain of these securities subject to certain restrictions.



  For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  The Funds may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) within the limits of the 1940 Act. These limitations currently provide that, in general, each Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.


  Certain countries in which the Funds invest presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in those countries is allowed, the Funds anticipate investing directly in those markets.

DEPOSITARY RECEIPTS

  Each Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Fund's investment policies, a Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs

         1426


generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS

  Warrants or rights may be acquired by each Fund in connection with other securities or separately and provide a Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 30% (in the case of Developing Markets Fund and Emerging Markets Fund) or 25% (in the case of Latin American Fund) of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding with respect to a Fund, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present

         1427


minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. The Sub-advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision.


  The Funds will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of a Fund's assets that may be subject to repurchase agreements at any given time. The Funds will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (for Emerging Markets Fund and Developing Markets Fund) or 10% (for Latin American Fund) of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  No Fund's borrowings will exceed 33 1/3% of the Fund's total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  The Funds' fundamental investment limitations permit them to borrow money for leveraging purposes. Developing Markets Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. In addition, Emerging Markets Fund and Latin American Fund currently are prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Emerging Markets Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions (for Emerging Markets Fund) and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES

  The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

  When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100%
         1428

of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

  Neither Emerging Markets Fund nor Latin American Fund will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, these Funds may engage in short sales only with respect to securities listed on a national securities exchange. These Funds may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


  Developing Markets Fund may only make short sales "against the box." The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


TEMPORARY DEFENSIVE STRATEGIES

  The Funds may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies (in the case of Latin American Fund, the currency of any Latin American country): (a) obligations issued or guaranteed by the U.S. or foreign governments (in the case of Latin American Fund, the government of any Latin American country), their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

  The Funds may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

SAMURAI AND YANKEE BONDS

  Subject to its fundamental investment restrictions, Developing Markets Fund and Emerging Markets Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each of these Funds to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. In the case of Emerging Markets Fund, these bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEBT CONVERSIONS

  Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary

         1429


from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. Latin American Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Sub-advisor will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


PREMIUM SECURITIES

  Developing Markets Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

INDEXED DEBT SECURITIES

  Developing Markets Fund may invest in debt securities issued by banks and other business entities not located in developing market countries that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal. New forms of such securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

STRUCTURED INVESTMENTS

  Developing Markets Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

  Developing Markets Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

  Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, Developing Markets Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described above under "Investment Objectives and Policies -- Investments in Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

STRIPPED INCOME SECURITIES


  Developing Markets Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

         1430

FLOATING AND VARIABLE RATE INCOME SECURITIES

  Developing Markets Fund may invest a portion of its assets in floating or variable rate income securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

SWAPS, CAPS, FLOORS AND COLLARS

  Developing Markets Fund may enter into interest rate, currency and index swaps and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

  Interest rate swaps involve the exchange by Developing Markets Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-advisor projected a decline in the price of a security in

         1431


     the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


          (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds.

WRITING CALL OPTIONS


  Each Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for a Fund.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Funds do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Funds' policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

         1432

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  Each Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.


  A Fund generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

         1433

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of a Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         1434

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Each Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. A Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

  A Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

         1435

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to

         1436

150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options

         1437

are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money"if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Trust's Board of Trustees.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  Each Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or

         1438

intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, a Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  Developing Markets Fund and Emerging Markets Fund each may invest up to 15% of its net assets, and Latin American Fund up to 10% of its net assets, in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely

         1439

marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers who make quotes for the security,
(iii) the number of dealers who have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

  Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Funds will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Funds could lose their entire investment in such countries. The Funds' investments would similarly be adversely affected by exchange control regulation in any of those countries.

         1440

  Religious and Ethnic Stability. Certain countries in which the Funds may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Funds invest and adversely affect the value of the Funds' assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Funds. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. If there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Funds will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits.


  Currency Fluctuations. Because the Funds, under normal circumstances, each will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy.

         1441

  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.


  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of the Funds' assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.


  Each Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian, (ii) maintaining appropriate safeguards to protect a Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

  A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Funds, particularly Latin American Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect a Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

  The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in a Fund's net asset value than would be the case for companies investing in domestic securities. If a Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

  Withholding Taxes. Each Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Emerging Markets. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries

         1442

deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries, including markets in Latin America, have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn, lead to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries, including markets in Latin America.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the ability of Developing Markets Fund and Emerging Markets Fund to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints.

  Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which Developing Markets Fund and Emerging Markets Fund invest and adversely affect the value of such Funds' assets. In addition, asset expropriations or future confiscatory levels of taxation possibly may affect the Funds.

         1443

  Several of the Asia Pacific region countries have, or in the past have had, hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

  In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule, and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Funds, particularly Latin American Fund, could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Sovereign Debt. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay
         1444

principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  In recent years, some of the Latin American countries in which the Funds expect to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

  The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.


  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-advisor intends to manage each Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer losses of interest or principal on any of their holdings.


  Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If a Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

                             INVESTMENT LIMITATIONS

DEVELOPING MARKETS FUND


  Developing Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.


  Developing Markets Fund may not:

          (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Developing Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (2) purchase any security if, as a result of that purchase, 25% or more of Developing Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except

         1445

     that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (3) engage in the business of underwriting securities of other issuers, except to the extent that Developing Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Developing Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (5) purchase or sell physical commodities, but Developing Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  Notwithstanding any other investment policy, Developing Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy of Developing Markets Fund contained in limitation (2) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any one single foreign government, or by all supranational organizations in the aggregate, are considered to be securities of issuers in the same industry.


  In addition, to comply with federal tax requirements for qualification as a "regulated investment company" ("RIC"), Developing Markets Fund's investments will be limited so that, at the close of each quarter of its taxable year, (a) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer and (b) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("Diversification Requirements"). These tax-related limitations may be changed by the Company's Board of Trustees to the extent necessary to comply with changes to applicable tax requirements.


  The following investment policy of Developing Markets Fund is not a fundamental policy and may be changed by vote of the Trust's Board of Trustees without shareholder approval: Developing Markets Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


  Investors should refer to the Developing Markets Fund's prospectus for further information with respect to the Developing Markets Funds investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


EMERGING MARKETS FUND

  Emerging Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the outstanding shares of the Fund.

  Emerging Markets Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Emerging Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         1446

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Emerging Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but Emerging Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that Emerging Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Emerging Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (7) Purchase securities of any one issuer if, as a result, more than 5% of Emerging Markets Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy, Emerging Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Emerging Markets Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of Emerging Markets Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Emerging Markets Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Emerging Markets Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Emerging Markets Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of Emerging Markets Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

          (5) Purchase securities on margin, provided that Emerging Markets Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

         1447

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to the Emerging Markets Fund's Prospectus for further information with respect to the Emerging Markets Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


LATIN AMERICAN FUND

  Latin American Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval a majority of the outstanding shares of the Fund.

  Latin American Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Latin American Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Latin American Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that Latin American Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Latin American Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but Latin American Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy, Latin American Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Latin American Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

  The following operating policies of Latin American Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Latin American Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Latin American Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

         1448

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Latin American Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Make any additional investments while borrowings exceed 5% of Latin American Fund's total assets;

          (6) Purchase securities on margin, provided that Latin American Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Latin American Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.


  Investors should refer to the Latin American Fund's Prospectus for further information with respect to the Latin American Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's Board of Trustees, the Sub-advisor is responsible for the execution of each Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, the Sub-advisor seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


  Consistent with the interests of each Fund, the Sub-advisor may select brokers to execute a Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to a Fund and its other clients and that the total commissions paid by that Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

         1449


  Investment decisions for each Fund and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases, the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Fund.



  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of a Fund and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


  Each Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by each Fund in the form of ADRs, ADSs, EDRs, GDRs and CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest generally are traded in the OTC markets.


  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies affiliated with AIM or the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal years ended December 31, 1997, 1996 and 1995, the Predecessor Fund paid aggregate brokerage commissions of $2,212,022, $1,580,879 and $1,311,090, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Emerging Markets Fund paid aggregate brokerage commissions of $3,274,528, $3,648,347 and $3,307,402, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Latin American Fund paid aggregate brokerage commissions of $2,719,660, $2,094,634 and $891,513, respectively.

PORTFOLIO TRADING AND TURNOVER


  Each Fund engages in portfolio trading when the Sub-advisor has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although none of the Funds generally intends to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by a Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-advisor deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to that Fund's shareholders. For the fiscal years ended December 31, 1997 and 1996, the Predecessor Fund's portfolio turnover rates were 184% and

         1450

138%, respectively. For the fiscal years ended October 31, 1997 and 1996, Emerging Markets Fund's portfolio turnover rates were 150% and 104%, respectively. Latin American Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 130% and 101%, respectively.


                                   MANAGEMENT



TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.




----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 ROBERT H. GRAHAM (51)       Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; and Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         Mr. Anderson is President, Plantagenet
 220 Sansome Street                                          Capital Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company) and Director, "R"
                                                             Homes, Inc. and various other
                                                             companies. Mr. Anderson is also a
                                                             trustee of each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Mr. Bayley is a partner of the law firm
 Two Embarcadero Center                                      of Baker & McKenzie, and serves as a
 Suite 2400                                                  Director and Chairman of C.D. Stimson
 San Francisco, CA 94111                                     Company (a private investment company).
                                                             Mr. Bayley is also a trustee of each of
                                                             the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)    Trustee                         Mr. Patterson is Managing Partner of
 428 University Avenue                                       Accel Partners (a venture capital
 Palo Alto, CA 94301                                         firm). He also serves as a director of
                                                             Viasoft and PageMart, Inc. (both public
                                                             software companies), as well as several
                                                             other privately held software and
                                                             communications companies. Mr. Patterson
                                                             is also a trustee of each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Miss Quigley is a private investor.
 1055 California Street                                      From 1984 to 1986, she was President of
 San Francisco, CA 94108                                     Quigley Friedlander & Co., Inc. (a
                                                             financial advisory services firm). Miss
                                                             Quigley is also a trustee of each of
                                                             the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------

         1451


----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director, Senior Vice President and
                                                             Treasurer, A I M Advisors, Inc.; Vice
                                                             President and Treasurer, A I M
                                                             Management Group Inc., A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (52)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)           Vice President                  Chief Legal and Compliance
 50 California Street                                        Officer -- North America, the
 San Francisco, CA 94111                                     Sub-advisor since October 1997;
                                                             Secretary and Chief Legal and
                                                             Compliance Officer, INVESCO (NY), Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global Investor Services, Inc. and
                                                             GT Global Insurance Agency, Inc. since
                                                             August 1997; Secretary and Chief Legal
                                                             and Compliance Officer, GT Global, Inc.
                                                             from August 1997 to April 1998;
                                                             Executive Vice President of the Asset
                                                             Management Division of Liechtenstein
                                                             Global Trust since October 1996 to May
                                                             1998; Senior Vice President, General
                                                             Counsel and Secretary of LGT Asset
                                                             Management, Inc., INVESCO (NY), Inc.,
                                                             GT Global, GT Global Investor Services,
                                                             Inc. and G.T. Insurance from May 1994
                                                             to October 1996; Senior Vice President,
                                                             General Counsel and Secretary of
                                                             Strong/Corneliuson Management, Inc. and
                                                             Secretary of each of the Strong Funds
                                                             from October 1991 through May 1994.
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (43)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Vice President, General
                                                             Counsel and Secretary, A I M Management
                                                             Group Inc.; Director, Vice President
                                                             and General Counsel, Fund Management
                                                             Company; Vice President and General
                                                             Counsel, A I M Fund Services, Inc.; and
                                                             Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------


---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

         1452


  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors for the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES



  AIM serves as each Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to each Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Funds and administer each Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds, and provide suitable office space, necessary small office equipment and utilities.



  The Management Contracts for each Fund may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Trust's Board of Trustees, or by the vote of a majority of a Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to each Fund, the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



  For the fiscal years ended October 31, 1997, December 31, 1996 and December 31, 1995, the Predecessor Fund of Developing Markets Fund paid investment management and administration fees to the Sub-advisor in the amounts of $7,383,823, $7,864,840 and $6,878,640, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Emerging Markets Fund paid investment management and administration fees to the Sub-advisor in the amounts of $3,907,922, $4,883,626 and $5,410,744, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, Latin American Fund paid investment management and administration fees to the Sub-advisor in the amounts of $3,538,586, $3,365,375 and $3,913,429, respectively.


DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a sales charge or a contingent deferred sales charge.


EXPENSES OF THE FUNDS



  Each Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as

         1453

series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


                         NET ASSET VALUE DETERMINATION


  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Funds. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.


                       HOW TO PURCHASE AND REDEEM SHARES


  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.


  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

         1454


  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. A more detailed description of how each Fund's net asset value is calculated appears in the Prospectuses under the heading "Determination of Net Asset Value."

PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

DIVIDEND ORDER


  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Fund, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                                     TAXES

GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         1455

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by each Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder (effective with respect to each Fund for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be
         1456

subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds attempt to monitor section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting each Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Fund's principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

         1457

CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of each Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of each Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1997, 1996 and 1995, Emerging Markets Fund paid accounting services fees to the Sub-advisor of $103,144, $125,349 and $33,216, and Latin American Fund paid accounting services fees of $90,733, $86,436 and $24,138, respectively.


INDEPENDENT ACCOUNTANTS


  The Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of each Fund, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.



  The audited financial statements of the Company included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAME

  Prior to May 29, 1998, Developing Markets Fund, Emerging Markets Fund and Latin American Fund operated under the names GT Global Developing Markets Fund, GT Global Emerging Markets Fund, and GT Global Latin America Growth Fund, respectively.

         1458


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



  As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust. To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                         PERCENT
                                                                            PERCENT      OWNED OF
                                                                            OWNED OF    RECORD AND
FUND                                       NAME AND ADDRESS OF OWNER        RECORD*    BENEFICIALLY
----                                       -------------------------        --------   ------------
Developing Markets Fund -- Class B    Olde Discount                          55.67%        -0-
                                      FBO 05012322
                                      751 Griswold Street
                                      Detroit, Michigan 48226-3224
                                      Raymond James & Assoc. Inc. CSDN        7.64%        -0-
                                      Mary Lynn James IRA
                                      1215 W. Los Angeles Circle
                                      Broken Arrow, Oklahoma 74011-4215
                                      Smith Barney Inc.                       5.16%        -0-
                                      150926032
                                      388 Greenwich Street
                                      New York, New York 10013-2339
                                      PaineWebber FBO                         5.06%        -0-
                                      Joseph McDonald & Mildred McDonald
                                      JJWRO
                                      379 Quarry Pond Court
                                      Moriches, New York 11955-1706
Developing Markets Fund -- Advisor    G.T. Capital Holdings, Inc. 401(k)     78.57%        -0-
  Class                               FBO
                                      Account 546-33-3477
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      Attn: Human Resources
Emerging Markets Fund -- Advisor      Wells Fargo Bank NA TTEE FBO           22.42%        -0-
  Class
                                      LGT Asset Management AC 5000201000
                                      Serp Prft Shr Pln ###-##-####
                                      P O Box 9800 MAC 9137-027
                                      Calabasas, CA 91372-0800
Emerging Markets Fund -- Class A      MLPF& S for the Sole Benefit of Its     5.72%        -0-
                                      Customers, Security #97OEL
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484
Latin American Fund -- Advisor Class  G.T. Capital Holdings, Inc. 401(k)      8.48%        -0-
                                      FBO
                                      Account 102505451
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      Attn: Human Resources
                                      G.T. Capital Holdings, Inc. 401(k)        35%        -0-
                                      FBO
                                      Acct # ###-##-####
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      Attn: Human Resources


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned are also owned beneficially.

         1459


                                                                                         PERCENT
                                                                            PERCENT      OWNED OF
                                                                            OWNED OF    RECORD AND
FUND                                       NAME AND ADDRESS OF OWNER        RECORD*    BENEFICIALLY
----                                       -------------------------        --------   ------------
                                      Wells Fargo Bank NA TTEE FBO            6.45%        -0-
                                      LGT Asset Management AC 5000201000
                                      Serp Prft Shr Pln ###-##-####
                                      P O Box 9800 MAC 9137-027
                                      Calabasas, CA 91372-0800

Latin American Growth Fund --         MLPF& S for the Sole Benefit of Its     7.99%        -0-
  Class A                             Customers, Security #977S6
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484



---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned are also owned beneficially.


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in each Prospectus, is as follows:


                                       (n)
                                 P(1+T)   =ERV


Where  P    =    a hypothetical initial payment of $1,000.
       T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 5, or 10 year periods).
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                 portion of such period).

  The standard total returns of Developing Markets Fund's Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as average annualized total returns for the periods shown, were:


                                                               DEVELOPING
                                                              MARKETS FUND
                           PERIOD                              (CLASS A)
                           ------                             ------------
Fiscal year ended Oct. 31, 1997.............................    (9.59)%
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1997......................................................    (2.47)%


  Advisor Class shares of Developing Markets Fund have not been in operation for a full year since the Fund's conversion from a closed-end to an open-end fund.

  The standard total returns for the Class A and Advisor Class shares of Emerging Markets Fund, stated as average annualized total returns for the periods shown, were:


                                                                 EMERGING MARKETS
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
Fiscal year ended Oct. 31, 1997.............................         (14.05)%
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................          (7.37)%
Oct. 31, 1992 through Oct. 31, 1997.........................              n/a

         1460

  The standard total returns for the Class A and Advisor Class shares of Latin American Fund, stated as average annualized total returns for the periods shown, were:


                                                                  LATIN AMERICAN
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
Fiscal year ended Oct. 31, 1997.............................            8.91%
Oct. 31, 1992 through Oct. 31, 1997.........................              n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................            9.29%
Aug. 13, 1991 (commencement of operations) through Oct. 31,
  1997......................................................              n/a


  Cumulative total return across a stated period may be calculated as follows:


                                       (n)
                                 P(1+V)   =ERV


Where  P    =    a hypothetical initial payment of $1,000.
       V    =    cumulative total return assuming payment of all of, a stated
                 portion of, or none the applicable maximum sales load at the beginning of the stated period.
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


  The cumulative total return of Developing Markets Fund's Predecessor Fund (not recomputed to take sales charges into account) for the period January 11, 1994 (commencement of operations) through October 31, 1997 was (4.53)%.


  The cumulative total return (not taking sales charges into account) for the Class A and Advisor Class shares of Emerging Markets Fund, stated as aggregate total returns for the periods shown, were:


                                                                 EMERGING MARKETS
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
April 1, 1993 (commencement of operations) through Oct 31,
  1997......................................................              n/a
May 18, 1992 (commencement of operations) through Oct. 31,
  1997......................................................              n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................         (16.88)%


  The cumulative total return (not taking sales charges into account) for the Class A and Advisor Class shares of Latin American Fund, stated as aggregate total returns for the periods shown, were:


                                                                  LATIN AMERICAN
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................           23.94%
Aug. 13, 1991 (commencement of operations) through Oct. 31,
  1997......................................................              n/a


OTHER INFORMATION REGARDING STANDARD TOTAL AND CUMULATIVE TOTAL RETURNS FOR DEVELOPING MARKETS FUND

  The standard total and cumulative total return data of Developing Markets Fund are based on the performance of the Predecessor Fund as a closed-end investment company. The standard total return data, however, have been recomputed to reflect the deduction of the current maximum sales charge of 4.75% for Class A shares, which went into effect on November 1, 1997. Future performance of Developing Markets Fund will be effected by expenses that it will incur as a series of an open-end investment company.

         1461

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

         1462

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

         1463


                                    APPENDIX


                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         1464

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

         1465


                              FINANCIAL STATEMENTS


                                       FS
         1466

                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       REPORT OF INDEPENDENT ACCOUNTANTS

-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of AIM Developing Markets Fund ("Fund"):

We have audited the accompanying statement of assets and liabilities of AIM Developing Markets Fund (formerly GT Global Developing Markets Fund), including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended, for the ten months ended October 31, 1997 and for the year ended December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Developing Markets Fund as of April 30, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended, for the ten months ended October 31, 1997 and for the year ended December 31, 1996, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.




                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 17, 1998

         1467
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (16.8%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............  BRZL                --             --         3.6
    TELEPHONE NETWORKS
    ADR{\/} .................................................  --              40,191   $  4,895,254          --
    Common ..................................................  --          25,866,258      2,567,399          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........  MEX             43,283      2,450,900         1.2
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................  PERU           104,070      2,302,549         1.1
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ...................................  SAFR                --             --         1.0
    RETAILERS-OTHER
    Common ..................................................  --           1,087,304      2,065,931          --
    "N" .....................................................  --              11,602         21,126          --
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .......................  HGRY            59,100      1,743,450         0.8
    TELEPHONE NETWORKS
  Philippine Long Distance Telephone Co.: ...................  PHIL                --             --         0.7
    TELEPHONE - LONG DISTANCE
    Common ..................................................  --              36,900        990,449          --
    ADR{\/} .................................................  --              19,000        513,000          --
  Mahanagar Telephone Nigam Ltd. ............................  IND            229,700      1,458,413         0.7
    TELECOM - OTHER
  Cifra, S.A. de C.V. "V" ...................................  MEX            820,662      1,443,668         0.7
    RETAILERS-OTHER
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................  MEX             34,300      1,406,300         0.7
    BROADCASTING & PUBLISHING
  Carso Global Telecom "A1" .................................  MEX            295,300      1,133,087         0.5
    TELEPHONE NETWORKS
  Telefonica de Argentina S.A. - ADR{\/} ....................  ARG             27,528      1,061,549         0.5
    TELEPHONE NETWORKS
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP ...................................................  BRZL         4,531,127      1,030,252         0.5
    BUSINESS & PUBLIC SERVICES
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........  CHLE            39,302        985,006         0.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP)-/- ............  BRZL         3,195,000        834,025         0.4
    TELEPHONE NETWORKS
  Nortel Inversora S.A. - ADR{\/} ...........................  ARG             23,500        699,125         0.3
    TELEPHONE NETWORKS
  Vimpel-Communications - ADR-/- {\/} .......................  RUS             12,900        696,600         0.3
    WIRELESS COMMUNICATIONS
  Telecom Argentina S.A. - ADR{\/} ..........................  ARG             15,800        568,800         0.3
    TELEPHONE NETWORKS
  Hellenic Telecommunications Organization S.A. .............  GREC            19,730        565,042         0.3
    TELEPHONE NETWORKS
  Genting Bhd. ..............................................  MAL            154,000        516,108         0.3
    LEISURE & TOURISM
  Guangshen Railway Co., Ltd. ...............................  HK           2,606,000        487,857         0.2
    TRANSPORTATION - ROAD & RAIL
  Rostelecom - ADR-/- {\/} ..................................  RUS             20,600        441,613         0.2
    TELEPHONE - LONG DISTANCE
  Telekom Malaysia Bhd. .....................................  MAL            143,000        432,865         0.2
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

         1468
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Danubius Hotel and Spa Rt.-/- .............................  HGRY            16,320   $    398,870         0.2
    LEISURE & TOURISM
  Telecomunicacoes do Parana (TELPAR) .......................  BRZL           616,000        351,769         0.2
    TELECOM - OTHER
  Malaysia International Shipping Bhd. - Foreign ............  MAL            192,000        337,297         0.2
    TRANSPORTATION - SHIPPING
  Indian Hotels Co., Ltd. ...................................  IND             23,150        308,987         0.2
    LEISURE & TOURISM
  Advanced Info. Service - Foreign ..........................  THAI            43,800        306,373         0.1
    WIRELESS COMMUNICATIONS
  Telecomunicacoes de Minas Gerais - Telemig ................  BRZL         1,787,700        275,933         0.1
    TELECOM - OTHER
  Tanjong PLC ...............................................  MAL            116,000        266,486         0.1
    LEISURE & TOURISM
  Santa Isabel S.A. - ADR{\/} ...............................  CHLE            13,514        222,981         0.1
    RETAILERS-FOOD
  Migros Turk T.A.S. ........................................  TRKY           220,300        216,110         0.1
    RETAILERS-FOOD
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......  PAK              2,900        200,100         0.1
    TELEPHONE NETWORKS
  Super Sol Ltd. ............................................  ISRL            60,231        189,953         0.1
    RETAILERS-FOOD
  Berjaya Sports Toto Bhd. ..................................  MAL             76,000        181,784         0.1
    LEISURE & TOURISM
  Trade House GUM - ADR{\/} .................................  RUS             32,660        163,300         0.1
    RETAILERS-OTHER
  Goody's S.A. ..............................................  GREC             4,850        129,792         0.1
    RESTAURANTS
  Siam Makro Public Co., Ltd. - Foreign .....................  THAI            45,000         74,028          --
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          34,934,131
                                                                                        ------------
Finance (16.2%)
  Alpha Credit Bank .........................................  GREC            17,700      1,867,438         0.9
    BANKS-REGIONAL
  Uniao de Bancos Brasileiros S.A. (Unibanco): ..............  BRZL                --             --         0.9
    BANKS-MONEY CENTER
    Units ...................................................  --          14,649,042      1,127,470          --
    GDR-/- {\/} .............................................  --              18,510        735,773          --
  State Bank of India Ltd. ..................................  IND            218,400      1,584,762         0.8
    BANKS-MONEY CENTER
  Turkiye Garanti Bankasi AS-/- .............................  TRKY        29,372,000      1,558,274         0.8
    BANKS-REGIONAL
  ABSA Group Ltd. ...........................................  SAFR           172,076      1,490,020         0.7
    BANKS-REGIONAL
  Commercial International Bank: ............................  EGPT                --             --         0.6
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ........................................  --              43,400        735,630          --
    Common ..................................................  --              23,940        411,606          --

    The accompanying notes are an integral part of the financial statements.

         1469
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Yapi ve Kredi Bankasi AS ..................................  TRKY        23,117,092   $  1,133,871         0.5
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ........................................  ISRL           416,100      1,117,568         0.5
    BANKS-REGIONAL
  Credicorp Ltd. - ADR{\/} ..................................  PERU            66,220      1,109,185         0.5
    BANKS-MONEY CENTER
  Akbank T.A.S. .............................................  TRKY        12,775,000      1,086,962         0.5
    BANKS-REGIONAL
  Cathay Life Insurance Co., Ltd. ...........................  TWN            251,000      1,004,914         0.5
    INSURANCE-BROKER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....  MEX            308,800        966,139         0.5
    BANKS-MONEY CENTER
  National Bank of Greece S.A. ..............................  GREC             5,400        950,232         0.5
    BANKS-MONEY CENTER
  Liberty Life Association of Africa Ltd. ...................  SAFR            27,600        934,112         0.5
    INSURANCE-LIFE
  C.G. Smith Ltd. ...........................................  SAFR           178,600        883,721         0.4
    INVESTMENT MANAGEMENT
  China Development Corp.-/- ................................  TWN            303,000        822,520         0.4
    BANKS-MONEY CENTER
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} ...  ARG             28,872        707,364         0.3
    BANKS-MONEY CENTER
  Standard Bank Investment Corporation Ltd. .................  SAFR            11,900        704,226         0.3
    BANKS-MONEY CENTER
  Kazkommertsbank Co. - GDR-/- {\/} .........................  KAZ             26,600        698,250         0.3
    BANKS-REGIONAL
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........  ARG             23,368        679,133         0.3
    BANKS-MONEY CENTER
  Aksigorta AS ..............................................  TRKY         9,123,000        675,778         0.3
    INSURANCE - MULTI-LINE
  Banco do Estado de Sao Paulo S.A. - Banespa ...............  BRZL         9,930,000        659,974         0.3
    BANKS-REGIONAL
  Hua Nan Commercial Bank ...................................  TWN            267,000        647,862         0.3
    BANKS-MONEY CENTER
  Ergo Bank S.A. ............................................  GREC             6,800        640,489         0.3
    BANKS-REGIONAL
  National Societe Generale Bank ............................  EGPT            24,000        603,439         0.3
    BANKS-MONEY CENTER
  Nedcor Ltd. ...............................................  SAFR            20,500        584,265         0.3
    BANKS-REGIONAL
  Banco Santander Chile - ADR{\/} ...........................  CHLE            40,700        569,800         0.3
    BANKS-REGIONAL
  MISR International Bank - Reg S GDR-/- {c} {\/} ...........  EGPT            45,000        562,500         0.3
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................  CHLE            34,994        562,091         0.3
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ....................................  ISRL           249,668        456,496         0.2
    BANKS-REGIONAL
  Turkiye Is Bankasi (Isbank) "C" ...........................  TRKY         3,608,400        455,114         0.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

         1470
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................  CHLE            25,086   $    448,412         0.2
    INVESTMENT MANAGEMENT
  National Development Bank-/- ..............................  SLNKA          116,300        431,898         0.2
    BANKS-REGIONAL
  Bank Slaski S.A. ..........................................  POL              4,766        408,635         0.2
    BANKS-MONEY CENTER
  Banco Rio de La Plata S.A. - ADR-/- {\/} ..................  ARG             26,900        369,875         0.2
    BANKS-MONEY CENTER
  Bank of the Philippine Islands ............................  PHIL           147,000        367,041         0.2
    BANKS-MONEY CENTER
  Commercial Bank of Greece S.A. ............................  GREC             5,800        364,968         0.2
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA) - GDR{\/} ......  ARG              9,000        349,875         0.2
    REAL ESTATE
  Liberty Investors Ltd. ....................................  SAFR            61,400        312,924         0.2
    INVESTMENT MANAGEMENT
  Muslim Commercial Bank Ltd.-/- ............................  PAK            367,300        291,839         0.1
    BANKS-MONEY CENTER
  Global Menkul Degerler AS-/- ..............................  TRKY        12,103,256        290,769         0.1
    SECURITIES BROKER
  F.I.B.I. Holdings Ltd. ....................................  ISRL             1,520        269,696         0.1
    BANKS-REGIONAL
  Ayala Land, Inc. ..........................................  PHIL           633,600        249,169         0.1
    REAL ESTATE
  National Mortgage Bank of Greece ..........................  GREC             3,040        231,197         0.1
    BANKS-REGIONAL
  OTP Bank Rt. ..............................................  HGRY             4,270        202,446         0.1
    BANKS-MONEY CENTER
  Malayan Banking Bhd. ......................................  MAL             66,000        196,216         0.1
    BANKS-MONEY CENTER
  Egyptian American Bank SAE ................................  EGPT             5,363        137,129         0.1
    BANKS-MONEY CENTER
  Shinhan Bank-/- ...........................................  KOR             24,300         94,652          --
    BANKS-MONEY CENTER
  Samsung Fire & Marine Insurance-/- ........................  KOR                260         76,929          --
    INSURANCE - MULTI-LINE
  Kookmin Bank - GDR-/- {\/} ................................  KOR             10,400         68,224          --
    BANKS-MONEY CENTER
  Bangkok Bank Public Co., Ltd. - Foreign ...................  THAI            20,600         51,767          --
    BANKS-MONEY CENTER
  Thai Farmers Bank Public Co., Ltd. - Foreign ..............  THAI            17,200         39,435          --
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          33,980,074
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1471
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (13.3%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........  BRZL                --             --         1.6
    ELECTRICAL & GAS UTILITIES
    "B" ADR{\/} .............................................  --             118,958   $  2,661,685          --
    Common-/- ...............................................  --           9,090,500        373,637          --
    "B" Preferred ...........................................  --           4,460,000        198,955          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............  BRZL        11,865,398      3,009,152         1.4
    OIL
  Sasol Ltd. ................................................  SAFR           223,556      2,256,577         1.1
    ENERGY SOURCES
  LUKoil Holding - ADR{\/} ..................................  RUS             31,666      2,058,290         1.0
    OIL
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ............  RUS             57,100      1,827,200         0.9
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....  BRZL            36,144      1,752,984         0.8
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................  ARG             37,260      1,299,443         0.6
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........  CHLE            67,677      1,180,118         0.6
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................  BRZL         4,613,750      1,129,733         0.5
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ....................................  CHLE            37,038      1,090,306         0.5
    ELECTRICAL & GAS UTILITIES
  Bombay Suburban Electric Supply (BSES) Ltd. ...............  IND            199,850        921,959         0.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................  BRZL         2,271,290        913,680         0.4
    ELECTRICAL & GAS UTILITIES
  Cukurova Elektrik AS ......................................  TRKY           308,000        887,928         0.4
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ........  HGRY            26,400        805,860         0.4
    ENERGY SOURCES
  Manila Electric Co. "B" ...................................  PHIL           281,300        800,704         0.4
    ELECTRICAL & GAS UTILITIES
  Gener S.A. - ADR{\/} ......................................  CHLE            33,092        740,434         0.4
    ELECTRICAL & GAS UTILITIES
  The Hub Power Co., Ltd. - GDR-/- {\/} .....................  PAK             24,800        626,200         0.3
    ENERGY SOURCES
  Perez Companc S.A. "B" ....................................  ARG             71,460        429,518         0.2
    OIL
  Irkutskenergo - ADR{\/} ...................................  RUS             43,300        422,175         0.2
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR{\/} ..................................  RUS             54,820        383,740         0.2
    OIL
  Ingwe Coal Corp. ..........................................  SAFR            87,200        312,384         0.2
    COAL
  Petronas Gas Bhd. .........................................  MAL            124,000        301,622         0.1
    OIL
  Chilectra S.A. - ADR{\/} ..................................  CHLE            10,630        293,654         0.1
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

         1472
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................  BRZL        19,148,000   $    249,502         0.1
    OIL
  Electricity Generating Public Co., Ltd. - Foreign .........  THAI           126,100        245,013         0.1
    ELECTRICAL & GAS UTILITIES
  Tenaga Nasional Bhd. ......................................  MAL            108,000        217,459         0.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ..................................................  THAI            14,000        147,979         0.1
    OIL
  Korea Electric Power Corp. ................................  KOR             10,500        143,146         0.1
    ELECTRICAL & GAS UTILITIES
  Companhia Paranaense de Energia - Copel ...................  BRZL        10,185,000        117,571         0.1
    ELECTRICAL & GAS UTILITIES
  Transportadora de Gas del Sur S.A. (TGS) - ADR{\/} ........  ARG              2,000         23,125          --
    GAS PRODUCTION & DISTRIBUTION
  Banpu Public Co., Ltd. - Foreign ..........................  THAI             3,000         20,674          --
    COAL
                                                                                        ------------
                                                                                          27,842,407
                                                                                        ------------
Materials/Basic Industry (10.8%)
  Suez Cement Co. - Reg S GDR{c} {\/} .......................  EGPT           118,295      2,413,218         1.2
    CEMENT
  Helioplis Housing .........................................  EGPT            17,100      2,211,315         1.1
    BUILDING MATERIALS & COMPONENTS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................  MEX            406,179      1,997,326         1.0
    PAPER/PACKAGING
  Companhia Vale do Rio Doce Preferred ......................  BRZL            55,700      1,315,173         0.6
    METALS - STEEL
  De Beers Centenary AG - Linked Unit{.:} ...................  SAFR            42,900      1,112,301         0.5
    MISC. MATERIALS & COMMODITIES
  Industrias Penoles S.A. (CP) ..............................  MEX            255,003      1,053,731         0.5
    METALS - NON-FERROUS
  Reliance Industries Ltd. - GDR-/- {\/} ....................  IND            114,420      1,044,083         0.5
    CHEMICALS
  Cemex, S.A. de C.V. "CPO" .................................  MEX            203,800      1,020,203         0.5
    CEMENT
  Apasco, S.A. de C.V. ......................................  MEX            147,133      1,000,574         0.5
    CEMENT
  SA Iron & Steel Industrial Corporation Ltd. (ISCOR) .......  SAFR         2,706,606        873,185         0.4
    METALS - STEEL
  Anglo American Platinum Corporation Ltd. ..................  SAFR            44,900        718,045         0.3
    METALS - NON-FERROUS
  Compania de Minas Buenaventura S.A. - ADR{\/} .............  PERU            44,400        688,200         0.3
    METALS - NON-FERROUS
  Ameriyah Cement Co. .......................................  EGPT            32,500        629,464         0.3
    CEMENT
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........  CHLE            13,500        586,406         0.3
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

         1473
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Hindalco Industries Ltd.: .................................  IND                 --             --         0.2
    METALS - NON-FERROUS
    GDR{\/} .................................................  --              26,200   $    510,900          --
    Common ..................................................  --               1,634         31,083          --
  Siderca S.A. "A" ..........................................  ARG            213,000        513,381         0.2
    METALS - STEEL
  Larsen & Toubro Ltd. - Reg S GDR{c} {\/} ..................  IND             37,800        498,015         0.2
    CEMENT
  Grupo Mexico S.A.: ........................................  MEX                 --             --         0.2
    METALS - NON-FERROUS
    "B" .....................................................  --             133,100        432,143          --
    "L" .....................................................  --                 300            956          --
  Nan Ya Plastics Corp. .....................................  TWN            208,000        343,828         0.2
    PLASTICS & RUBBER
  AECI Ltd. .................................................  SAFR            65,400        323,602         0.2
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- ........................  TRKY         6,248,550        306,485         0.1
    GLASS
  Titan Cement Co., S.A. ....................................  GREC             3,400        291,033         0.1
    BUILDING MATERIALS & COMPONENTS
  Kuala Lumpur Kepong Bhd. ..................................  MAL            123,000        287,554         0.1
    FOREST PRODUCTS
  Makhteshim Chemical Works Ltd.-/- .........................  ISRL            31,439        267,009         0.1
    CHEMICALS
  Pannonplast Rt. ...........................................  HGRY             5,842        247,894         0.1
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co. .................................  EGPT            11,150        236,436         0.1
    CEMENT
  Golden Hope Plantations Bhd. ..............................  MAL            189,000        235,995         0.1
    FOREST PRODUCTS
  Fauji Fertilizer Co., Ltd. ................................  PAK            116,300        229,432         0.1
    CHEMICALS
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" .............  MEX            202,900        216,554         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. .............................  PAK             90,270        201,238         0.1
    CHEMICALS
  Formosa Plastics Corp. ....................................  TWN            113,000        193,646         0.1
    CHEMICALS
  Agros Holding S.A. "C"-/- .................................  POL              6,953        153,646         0.1
    MISC. MATERIALS & COMMODITIES
  HI Cement Corp. ...........................................  PHIL         1,178,000        141,184         0.1
    CEMENT
  Malakoff Bhd. .............................................  MAL             50,000        132,432         0.1
    FOREST PRODUCTS
  Israel Chemicals Ltd. .....................................  ISRL           101,158        122,029         0.1
    CHEMICALS
  Pohang Iron & Steel Co., Ltd. .............................  KOR              2,130        115,508         0.1
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

         1474
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Maderas y Sinteticos S.A. - ADR{\/} .......................  CHLE             7,000   $     66,938          --
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                          22,762,145
                                                                                        ------------
Multi-Industry/Miscellaneous (9.8%)
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ............  UK             281,000      2,214,280         1.1
    COUNTRY FUNDS
  Barlow Ltd. ...............................................  SAFR           216,924      2,097,326         1.0
    CONGLOMERATE
  Central Asia Regional Growth Fund(::) -/- {\/} ............  IRE            175,000      1,862,000         0.9
    COUNTRY FUNDS
  Haci Omer Sabanci Holding AS ..............................  TRKY        24,915,100      1,820,623         0.9
    CONGLOMERATE
  Rembrandt Group Ltd. ......................................  SAFR           185,300      1,687,046         0.8
    CONGLOMERATE
  NASR (El) City Company For Housing & Construction .........  EGPT            23,005      1,413,024         0.7
    MISCELLANEOUS
  Koc Holding AS ............................................  TRKY         6,419,150      1,362,222         0.7
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................  MEX            200,900      1,266,595         0.6
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .........................  MEX            172,177        914,754         0.4
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................  ISRL            32,643        828,316         0.4
    CONGLOMERATE
  Dogan Sirketler Grubu Holding AS-/- .......................  TRKY        13,003,000        741,913         0.4
    MULTI-INDUSTRY
  GT Taiwan Fund-/- +X+ {\/} ................................  TWN             49,751        703,483         0.3
    COUNTRY FUNDS
  John Keells Holdings Ltd.-/- ..............................  SLNKA          125,000        661,741         0.3
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. ...........  SAFR            10,920        646,231         0.3
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................  MEX             80,400        402,949         0.2
    MULTI-INDUSTRY
  Ayala Corp. ...............................................  PHIL           813,300        360,451         0.2
    CONGLOMERATE
  Quinenco S.A. - ADR-/- {\/} ...............................  CHLE            34,700        357,844         0.2
    CONGLOMERATE
  Alfa, S.A. de C.V. "A" ....................................  MEX             63,000        344,380         0.2
    CONGLOMERATE
  Antofagasta Holdings PLC ..................................  UK              46,200        252,246         0.1
    CONGLOMERATE
  ONA (Omnium Nord Africain) S.A. "A" .......................  MOR              1,320        139,891         0.1
    CONGLOMERATE
                                                                                        ------------
                                                                                          20,077,315
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1475
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (6.8%)
  South African Breweries Ltd. ..............................  SAFR            48,392   $  1,624,400         0.8
    BEVERAGES - ALCOHOLIC
  Hindustan Lever Ltd. ......................................  IND             40,650      1,615,144         0.8
    PERSONAL CARE/COSMETICS
  ITC Ltd. ..................................................  IND             79,900      1,586,827         0.8
    TOBACCO
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............  MEX            206,556      1,531,490         0.7
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .........................................  MEX            423,373        973,708         0.5
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} {\/} ...........  EGPT            28,114        894,025         0.4
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A. "B" - ADR{\/} ...................  CHLE            41,497        840,314         0.4
    BEVERAGES - NON-ALCOHOLIC
  Eastern Tobacco Co. .......................................  EGPT            31,185        710,312         0.3
    TOBACCO
  C.G. Smith Foods Ltd. .....................................  SAFR            41,000        641,069         0.3
    FOOD
  Compania Cervecerias Unidas S.A. - ADR{\/} ................  CHLE            18,100        500,013         0.2
    BEVERAGES - ALCOHOLIC
  Hellenic Bottling Co. S.A. ................................  GREC            12,620        469,847         0.2
    BEVERAGES - NON-ALCOHOLIC
  Rothmans of Pall Mall Bhd. ................................  MAL             48,800        405,568         0.2
    TOBACCO
  San Miguel Corp. "B" ......................................  PHIL           244,000        402,097         0.2
    BEVERAGES - ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................  BRZL           563,721        367,269         0.2
    BEVERAGES - ALCOHOLIC
  SUN Brewing Ltd. - GDR-/- {\/} ............................  RUS             19,500        347,826         0.2
    BEVERAGES - ALCOHOLIC
  Far Eastern Textile Ltd. ..................................  TWN            359,000        326,661         0.2
    TEXTILES & APPAREL
  Pepsi-Gemex S.A. - GDR-/- {\/} ............................  MEX             22,400        303,800         0.1
    BEVERAGES - NON-ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) .................  POL              1,639        163,224         0.1
    BEVERAGES - ALCOHOLIC
  Carlsberg Brewery Malaysia Bhd. ...........................  MAL             33,900        118,192         0.1
    BEVERAGES - ALCOHOLIC
  Oriental Weavers "C"-/- ...................................  EGPT             5,600        116,855         0.1
    TEXTILES & APPAREL
  Nong Shim Co., Ltd. .......................................  KOR              2,100         91,551          --
    FOOD
  Erciyas Biracilik ve Malt Sanayii AS ......................  TRKY           111,000         18,000          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          14,048,192
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1476
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (2.4%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............  TWN            122,448   $  2,525,490         1.2
    COMPUTERS & PERIPHERALS
  Formula Systems Ltd.-/- ...................................  ISRL            16,415        634,454         0.3
    SOFTWARE
  Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS ...  TRKY         2,885,500        456,365         0.2
    TELECOM TECHNOLOGY
  Tadiran Ltd. ..............................................  ISRL            10,100        393,379         0.2
    TELECOM TECHNOLOGY
  Delta Electronics, Inc. ...................................  TWN             98,000        359,660         0.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ..........................  ISRL             2,054        293,333         0.1
    SEMICONDUCTORS
  Samsung Electronics (1/2 of Common Share) - GDR{\/} .......  KOR              9,900        277,200         0.1
    SEMICONDUCTORS
  United Microelectronics Corporation Ltd.-/- ...............  TWN            128,000        240,704         0.1
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           5,180,585
                                                                                        ------------
Consumer Durables (2.1%)
  Bajaj Auto Ltd. ...........................................  IND             79,200      1,188,798         0.6
    AUTOMOBILES
  Imperial Holdings Ltd. ....................................  SAFR            52,840        721,615         0.3
    AUTOMOBILES
  Hon Hai Precision Industry-/- .............................  TWN            101,000        588,171         0.3
    CONSUMER ELECTRONICS
  Qingling Motors Co., Ltd.{*} ..............................  CHNA         1,022,000        442,024         0.2
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd. - GDR{\/} .......  IND             48,000        349,200         0.2
    AUTOMOBILES
  Mahindra & Mahindra Ltd. ..................................  IND             43,300        315,395         0.2
    AUTOMOBILES
  Ford Otomotiv Sanayi AS ...................................  TRKY           324,000        233,514         0.1
    AUTOMOBILES
  Tofas Turk Otomobil Fabrikasi AS ..........................  TRKY         4,219,000        219,608         0.1
    AUTOMOBILES
  Arcelik AS ................................................  TRKY         1,601,300        179,525         0.1
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------
                                                                                           4,237,850
                                                                                        ------------
Health Care (1.7%)
  Ranbaxy Laboratories Ltd. .................................  IND             79,850      1,334,857         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Teva Pharmaceutical Industries Ltd. .......................  ISRL            24,700      1,047,539         0.5
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................  HGRY             6,002        640,714         0.3
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) .................................................  EGPT             7,000        499,927         0.2
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

         1477
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (Continued)
  EGIS Rt. ..................................................  HGRY             4,750   $    247,724         0.1
    PHARMACEUTICALS
  Medison Co., Ltd. .........................................  KOR              8,200         67,174          --
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           3,837,935
                                                                                        ------------
Capital Goods (1.7%)
  NICE-Systems Ltd.-/- ......................................  ISRL            13,650        568,935         0.3
    TELECOM EQUIPMENT
  Taiwan Semiconductor Manufacturing Co.-/- .................  TWN            121,000        522,975         0.3
    MACHINERY & ENGINEERING
  Corporacion GEO, S.A. de C.V. "B"-/- ......................  MEX             51,700        357,688         0.2
    CONSTRUCTION
  ECI Telecommunications Ltd.{\/} ...........................  ISRL            10,600        323,300         0.2
    TELECOM EQUIPMENT
  Arabian International Construction-/- .....................  EGPT             6,298        296,159         0.1
    CONSTRUCTION
  Netas Telekomunik-/- ......................................  TRKY           670,200        249,564         0.1
    TELECOM EQUIPMENT
  Elektrim Spolka Akcyjna S.A. ..............................  POL             13,472        192,514         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Display Devices Co. ...............................  KOR              3,090        153,921         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ...................................  KOR             30,600        151,510         0.1
    INDUSTRIAL COMPONENTS
  Samsung Electro-Mechanics Co. .............................  KOR              6,600        138,427         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Sindo Ricoh Co. ...........................................  KOR              3,300        116,180         0.1
    OFFICE EQUIPMENT
  Delta Electronics (Thailand) Public Co., Ltd. - Foreign ...  THAI             6,200         63,927          --
    ELECTRICAL PLANT/EQUIPMENT
  LG Electronics ............................................  KOR              4,148         49,403          --
    ELECTRICAL PLANT/EQUIPMENT
  Madeco S.A. - ADR{\/} .....................................  CHLE             2,000         32,000          --
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           3,216,503
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $168,597,232) ................                            170,117,137        81.6
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (13.4%)
  Argentina (1.1%)
    Republic of Argentina:
      Par Bond Series L, 5.75% (6% at 4/99) due 3/31/23++ ...  USD          1,270,000        967,581         0.5
      Global Bond, 9.75% due 9/19/27 ........................  USD            419,000        404,021         0.2
      Global Bond, 11.375% due 1/30/17 ......................  USD            358,000        396,038         0.2
      Discount Bond, 6.625% due 3/31/23+ ....................  USD            415,000        357,678         0.2

    The accompanying notes are an integral part of the financial statements.

         1478
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Brazil (2.1%)
    Republic of Brazil:
      C Bond, 5% (8% at 4/00) due 4/15/14 (Effective rate at
       year end is 8%, including "payment-in-kind" bonds.)[.]
       ++ ...................................................  USD          5,175,697   $  4,289,359         2.1
      Debt Conversion Bond Series L, 6.6875% due 4/15/12+ ...  USD            124,000         98,580          --
  Bulgaria (0.9%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       (2.5% at 7/98) due 7/28/12++ .........................  USD          1,500,000      1,014,375         0.5
      Interest Arrears Bond, 6.625% due 7/28/11+ ............  USD          1,000,000        790,625         0.4
  Croatia (0.4%)
    Croatian Government Series A, 6.625% due 7/31/10+ .......  USD          1,000,000        898,125         0.4
  Ecuador (0.4%)
    Republic of Ecuador:
      Past Due Interest Bond, 6.625% due 2/27/15[.]+ ........  USD            578,588        371,743         0.2
      Past Due Interest Bond, 6.625% due 2/27/15 -
       Registered[.]+ .......................................  USD            535,194        343,862         0.2
  Jordan (0.9%)
    Kingdom of Jordan, 5% (5.5% at 12/98) due 12/23/23 ......  USD          2,500,000      1,825,000         0.9
  Korea (0.3%)
    Republic of Korea, 8.875% due 4/15/08 ...................  USD            670,000        660,654         0.3
  Pakistan (0.1%)
    Republic of Pakistan, 6% due 2/26/02 - Reg S{c} .........  USD            285,000        268,613         0.1
  Panama (0.4%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% (4% at 7/98) due
       7/17/14++ ............................................  USD          1,173,000        921,538         0.4
      8.875% due 9/30/27 ....................................  USD             67,000         65,627          --
  Peru (0.3%)
    Republic of Peru, Past Due Interest Bond, 4% (4.5% at
     7/98) due 3/7/17++ .....................................  USD            946,000        645,054         0.3
  Philippines (0.3%)
    Republic of Philippines, 8.875% due 4/15/08 - 144A{.} ...  USD            320,000        316,512         0.2
    Bangko Sentral Pilipinas, 8.6% due 6/15/27 ..............  USD            226,000        205,991         0.1
  Russia (5.5%)
    Bank of Foreign Economic Affairs (Vnesheconombank)
     Interest Notes, 6.72% due 12/15/15+ ....................  USD         10,601,311      7,646,196         3.7
    Bank of Foreign Economic Affairs (Vnesheconombank)
     Principal Loans, 3.36% due 12/15/20+ ...................  USD          5,774,860      3,667,036         1.8
  Venezuela (0.7%)
    Republic of Venezuela, 9.25% due 9/15/27{j} .............  USD          1,734,000      1,535,891         0.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $26,379,949) ...............................................                             27,690,099
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1479
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (3.4%)
  Argentina (0.7%)
    Telefonica de Argentina, 9.125% due 5/7/08 - 144A{.} ....  USD          1,504,000   $  1,511,009         0.7
  Brazil (1.0%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} ........  USD            942,000        946,710         0.5
    Banco Hipotecario Espana, 10% due 4/17/03 - 144A{.} .....  USD            710,000        717,988         0.3
    Comtel Brasileira Ltd. "A", 10.75% due 9/26/04 -
     144A{.} ................................................  USD            165,000        169,125         0.1
    Banco Do Brasil (Cayman), 9.375% due 6/15/07 ............  USD            122,000        120,170         0.1
  China (0.4%)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} .......  USD            960,000        764,976         0.4
  Hong Kong (0.3%)
    Road King Infrastructure, 9.5% due 7/15/07 - 144A{.} ....  USD            700,000        571,760         0.3
  Korea (0.2%)
    L.G.-Caltex Oil Corp., 12.75% due 3/31/01 - 144A{.} .....  USD            511,000        519,943         0.2
    Pohang Iron & Steel, 2% due 10/9/00 .....................  JPY          5,500,000         36,996          --
    Korea Development Bank, 4.35% due 5/25/99 ...............  JPY          1,500,000         10,770          --
  Malaysia (0.1%)
    Tenaga Nasional Bhd., 7.875% due 6/15/04 - 144A{.} ......  USD            226,000        213,379         0.1
    Petroliam Nasional Bhd.:
      7.125% due 8/15/05 - 144A{.} ..........................  USD             94,000         83,308          --
      7.625% due 10/15/26 - 144A{.} .........................  USD             88,000         76,868          --
  Mexico (0.2%)
    Petroleos Mexicanos:
      9.25% due 3/30/18 - 144A{.} ...........................  USD            440,000        430,100         0.2
      9.5% due 9/15/27 - 144A{.} ............................  USD              4,000          4,010          --
  Russia (0.5%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} ................................................  USD            851,000      1,025,455         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ......  USD              5,000          4,425          --
                                                                                        ------------
Total Corporate Bonds (cost $7,326,458) .....................                              7,206,992
                                                                                        ------------
Structured Notes (0.2%)
  Korea (0.2%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02[::]
     (Issued by a newly created Delaware Business Trust,
     collateralized by triple A paper. This trust certificate
     has a credit risk component linked to the value of a
     referenced security: Korean Development Bank 1.875%
     2002.) (cost $470,000) .................................  USD            470,000        467,650         0.2
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $34,176,407) ...........                             35,364,741        17.0
                                                                                        ------------       -----


                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Delta Electronics (Thailand) Public Co., Ltd. (UNAV NP
   RTS), due 5/15/98 - Foreign ..............................  THAI             3,100         31,161          --
    ELECTRICAL PLANT/EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

         1480
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Samsung Electronics Rights, due 5/27/98 - GDR 144A{.}
   {\/} .....................................................  KOR                788          7,835          --
    SEMICONDUCTORS
  Samsung Development Rights, due 5/13/98 ...................  KOR                444   $      7,717          --
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------       -----

TOTAL RIGHTS (cost $27,062) .................................                                 46,713          --
                                                                                        ------------       -----


                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ...............  PHIL           659,400          1,893          --
                                                                                        ------------       -----
    OIL

TOTAL INVESTMENTS (cost $202,800,701)  * ....................                            205,530,484        98.6
Other Assets and Liabilities ................................                              2,882,202         1.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $208,412,686       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {*}  Security is denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {.:} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        +X+ The GT Global Developing Markets Fund (the "Fund") has invested in the GT Global Taiwan Fund, a fund managed by LGT Asset Management Ltd. who is an affiliate of the Fund's manager, Chancellor LGT Asset Management, Inc.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
       [::] Certain events may cause the contract to terminate prior to date shown.
        {j} All or part of the Fund's holdings in this security is segregated as collateral for extended settlement of derivative instruments. (See Note 1 of Notes to Financial Statements.)
          * For Federal income tax purposes, cost is $204,117,118 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  17,708,574
                 Unrealized depreciation:           (16,295,208)
                                                  -------------
                 Net unrealized appreciation:     $   1,413,366
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1481
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    3.1         1.8                       4.9
Brazil (BRZL/BRL) ....................   11.7         3.1                      14.8
Bulgaria (BUL/LEV) ...................                0.9                       0.9
Chile (CHLE/CLP) .....................    4.1                                   4.1
China (CHNA/RMB) .....................    0.2         0.4                       0.6
Croatia (CRT/HRK) ....................                0.4                       0.4
Ecuador (ECDR/ECS) ...................                0.4                       0.4
Egypt (EGPT/EGP) .....................    5.8                                   5.8
Greece (GREC/GRD) ....................    2.7                                   2.7
Hong Kong (HK/HKD) ...................    0.2         0.3                       0.5
Hungary (HGRY/HUF) ...................    2.0                                   2.0
India (IND/INR) ......................    6.2                                   6.2
Ireland (IRE/IEP) ....................    0.9                                   0.9
Israel (ISRL/ILS) ....................    3.1                                   3.1
Jordan (JDN/JOD) .....................                0.9                       0.9
Kazakhstan (KAZ/KTS) .................    0.3                                   0.3
Korea (KOR/KRW) ......................    0.7         0.7                       1.4
Malaysia (MAL/MYR) ...................    1.8         0.1                       1.9
Mexico (MEX/MXN) .....................    9.3         0.2                       9.5
Morocco (MOR/MAD) ....................    0.1                                   0.1
Pakistan (PAK/PKR) ...................    0.7         0.1                       0.8
Panama (PAN/PND) .....................                0.4                       0.4
Peru (PERU/PES) ......................    1.9         0.3                       2.2
Philippines (PHIL/PHP) ...............    1.9         0.3                       2.2
Poland (POL/PLZ) .....................    0.5                                   0.5
Russia (RUS/SUR) .....................    3.1         6.0                       9.1
South Africa (SAFR/ZAR) ..............    9.6                                   9.6
Sri Lanka (SLNKA/LKR) ................    0.5                                   0.5
Taiwan (TWN/TWD) .....................    4.1                                   4.1
Thailand (THAI/THB) ..................    0.3                                   0.3
Turkey (TRKY/TRL) ....................    5.6                                   5.6
United Kingdom (UK/GBP) ..............    1.2                                   1.2
United States (US/USD) ...............                               1.4        1.4
Venezuela (VENZ/VEB) .................                0.7                       0.7
                                        ------      -----            ---      -----
Total  ...............................   81.6        17.0            1.4      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $208,412,686.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................        37,065       122.90001   7/31/98   $     2,308
Japanese Yen............................        10,953       121.89997   7/31/98           778
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $51,104)......................        48,018                                   3,086
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 0.02%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $     3,086
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1482
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

-------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $202,800,701) (Note 1)................  $205,530,484
  U.S. currency.......................................................  $  444,445
  Foreign currencies (cost $2,551,489)................................   2,543,606     2,988,051
                                                                        ----------
  Receivable for securities sold..................................................     4,460,160
  Interest receivable.............................................................       772,897
  Dividends receivable............................................................       682,025
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2)..................       540,059
  Unamortized organizational costs (Note 1).......................................        50,225
  Receivable for Fund shares sold.................................................         4,417
  Receivable for open forward foreign currency contracts (Note 1).................         3,086
                                                                                    ------------
    Total assets..................................................................   215,031,404
                                                                                    ------------
Liabilities:
  Payable for securities purchased................................................     5,089,190
  Payable for Fund shares repurchased.............................................       760,558
  Payable for investment management and administration fees (Note 2)..............       422,779
  Payable for professional fees...................................................       105,562
  Payable for transfer agent fees (Note 2)........................................        71,387
  Payable for service and distribution expenses (Note 2)..........................        50,898
  Payable for custodian fees......................................................        17,067
  Payable for printing and postage expenses.......................................        16,019
  Payable for Directors' fees and expenses (Note 2)...............................        13,860
  Payable for registration and filing fees........................................        10,941
  Payable for fund accounting fees (Note 2).......................................         4,224
  Other accrued expenses..........................................................        56,233
                                                                                    ------------
    Total liabilities.............................................................     6,618,718
                                                                                    ------------
Net assets........................................................................  $208,412,686
                                                                                    ------------
                                                                                    ------------
Class A:
Net asset value and redemption price per share ($208,168,793 DIVIDED BY 16,756,318
 shares outstanding)..............................................................  $      12.42
                                                                                    ------------
                                                                                    ------------
Maximum offering price per share (100/95.25 of $12.42) *..........................  $      13.04
                                                                                    ------------
                                                                                    ------------
Class B:+
Net asset value and offering price per share ($207,318 DIVIDED BY 16,731 shares
 outstanding).....................................................................  $      12.39
                                                                                    ------------
                                                                                    ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($36,575
 DIVIDED BY 2,941 shares outstanding).............................................  $      12.44
                                                                                    ------------
                                                                                    ------------
Net assets consist of:
  Paid in capital (Note 4)........................................................  $303,197,267
  Undistributed net investment income.............................................     1,755,638
  Accumulated net realized loss on investments and foreign currency
   transactions...................................................................   (99,259,192)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies.....................................................................       (10,810)
  Net unrealized appreciation of investments......................................     2,729,783
                                                                                    ------------
Total -- representing net assets applicable to capital shares outstanding.........  $208,412,686
                                                                                    ------------
                                                                                    ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1483
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                            STATEMENT OF OPERATIONS

                        Six months ended April 30, 1998

-------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income...........................................................................  $ 4,633,495
  Dividend income (net of foreign withholding tax of $104,449)..............................    2,423,523
  Securities lending income.................................................................      155,608
                                                                                              -----------
    Total investment income.................................................................    7,212,626
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,130,939
  Transfer agent fees (Note 2)..............................................................      392,250
  Professional fees.........................................................................      354,647
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   298,300
    Class B....................................................................          709      299,009
                                                                                 -----------
  Interest expense (Note 1).................................................................      260,016
  Printing and postage expenses.............................................................      147,676
  Custodian fees............................................................................       83,146
  Registration and filing fees..............................................................       78,500
  Fund accounting fees (Note 2).............................................................       37,617
  Amortization of organization costs (Note 1)...............................................       35,087
  Directors' fees and expenses (Note 2).....................................................       15,204
  Other expenses............................................................................        4,477
                                                                                              -----------
    Total expenses before reductions........................................................    2,838,568
                                                                                              -----------
      Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2).................     (540,059)
      Expense reductions (Note 5)...........................................................      (40,839)
                                                                                              -----------
    Total net expenses......................................................................    2,257,670
                                                                                              -----------
Net investment income.......................................................................    4,954,956
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments.............................................  (41,994,248)
  Net realized loss on foreign currency transactions...........................   (1,662,852)
                                                                                 -----------
    Net realized loss during the period.....................................................  (43,657,100)
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................      196,235
  Net change in unrealized appreciation of investments.........................   43,290,356
                                                                                 -----------
    Net unrealized appreciation during the period...........................................   43,486,591
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................     (170,509)
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $ 4,784,447
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1484
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED   TEN MONTHS ENDED      YEAR ENDED
                                                                 APRIL 30, 1998    OCTOBER 31, 1997   DECEMBER 31, 1996
                                                                ----------------   ----------------   -----------------
Decrease in net assets
Operations:
  Net investment income.......................................   $   4,954,956      $   9,089,483       $ 19,406,553
  Net realized gain (loss) on investments and foreign currency
   transactions...............................................     (43,657,100)        45,653,300            945,154
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign
   currencies.................................................         196,235           (297,303)            91,835
  Net change in unrealized appreciation (depreciation) of
   investments................................................      43,290,356       (101,078,671)        78,628,364
                                                                ----------------   ----------------   -----------------
    Net increase (decrease) in net assets resulting from
     operations...............................................       4,784,447        (46,633,191)        99,071,906
                                                                ----------------   ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..................................     (11,843,408)                --        (17,407,047)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..................................          (1,499)                --                 --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..................................             (46)                --                 --
                                                                ----------------   ----------------   -----------------
    Total distributions.......................................     (11,844,953)                --        (17,407,047)
                                                                ----------------   ----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested............      11,481,861                 --                 --
  Decrease from capital shares repurchased....................    (253,387,857)                --                 --
                                                                ----------------   ----------------   -----------------
    Net increase (decrease) from capital share transactions...    (241,905,996)                --                 --
                                                                ----------------   ----------------   -----------------
Total decrease in net assets..................................    (248,966,502)       (46,633,191)        81,664,859
Net assets:
  Beginning of period.........................................     457,379,188        504,012,379        422,347,520
                                                                ----------------   ----------------   -----------------
  End of period *.............................................   $ 208,412,686      $ 457,379,188       $504,012,379
                                                                ----------------   ----------------   -----------------
                                                                ----------------   ----------------   -----------------
 * Includes undistributed net investment income of............   $   1,755,638      $   8,645,635       $    363,782
                                                                ----------------   ----------------   -----------------
                                                                ----------------   ----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

         1485
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS A+
                                          ---------------------------------------------------------------------------
                                                                                                     JANUARY 11, 1994
                                                                                                      (COMMENCEMENT
                                          SIX MONTHS     TEN MONTHS            YEAR ENDED             OF OPERATIONS)
                                            ENDED           ENDED             DECEMBER 31,                  TO
                                          APRIL 30,      OCTOBER 31,     -----------------------       DECEMBER 31,
                                           1998 (D)       1997 (E)       1996 (E)      1995 (E)          1994 (E)
                                          ----------     -----------     ---------     ---------     ----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $  12.56        $  13.84       $  11.60      $  12.44         $  15.00
                                          ----------     -----------     ---------     ---------     ----------------
Income from investment operations:
  Net investment income.................      0.23*{/\}       0.25           0.53          0.72             0.35
  Net realized and unrealized gain
   (loss) on investments................        --           (1.53)          2.19         (0.84)           (2.46)
                                          ----------     -----------     ---------     ---------     ----------------
    Net increase (decrease) from
     investment operations..............      0.23           (1.28)          2.72         (0.12)           (2.11)
                                          ----------     -----------     ---------     ---------     ----------------
  Redemption fees retained (Note 4).....      0.23              --             --            --               --
                                          ----------     -----------     ---------     ---------     ----------------
  Distributions to shareholders:
    From net investment income..........     (0.60)             --          (0.48)        (0.72)           (0.35)
    From net realized gain on
     investments........................        --              --             --            --            (0.10)
                                          ----------     -----------     ---------     ---------     ----------------
      Total distributions...............     (0.60)             --          (0.48)        (0.72)           (0.45)
                                          ----------     -----------     ---------     ---------     ----------------
Net asset value, end of period..........  $  12.42        $  12.56       $  13.84      $  11.60         $  12.44
                                          ----------     -----------     ---------     ---------     ----------------
                                          ----------     -----------     ---------     ---------     ----------------
    Market value, end of period.........  $    N/A        $  11.81       $  11.63      $   9.75         $   9.75
                                          ----------     -----------     ---------     ---------     ----------------
                                          ----------     -----------     ---------     ---------     ----------------
    Total investment return (based on
     market value)......................       N/A            1.62%(b)      24.18%         6.60%          (32.16)% (b)
    Total investment return (based on
     net asset value)...................      3.68%(b)(c)     (9.25)%(b)    23.59%        (0.95)%         (14.07)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $208,169        $457,379       $504,012      $422,348         $452,872
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      3.06%(a)        2.03%(a)       4.07%         6.33%            2.75% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.56%(a)        1.95%(a)       4.04%         6.30%            2.75% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      1.72%(a)        1.75%(a)       1.82%         1.77%            2.01% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.22%(a)        1.83%(a)       1.85%         1.80%            2.01% (a)
Ratio of interest expense to average net
 assets (Note 1)+++.....................      0.22%(a)         N/A            N/A           N/A              N/A
Portfolio turnover rate.................        99%(a)         184%(a)        138%           75%              56%
Average commission rate per share paid
 on portfolio transactions..............  $ 0.0017        $ 0.0023       $ 0.0022           N/A              N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
 (e) These financial highlights provide per share information of G.T. Global Developing Markets Fund, Inc. ("Predecessor Fund") (See Note 1 to Notes to Financial Statements) for the periods up to and including October 31, 1997. The fees and expenses of the Fund differ from those of the Predecessor Fund.
{/\} Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment would have been $0.09, $0.07 and $0.13 per share for Class A, B, and Advisor, respectively.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A, B, and Advisor.
  + All capital shares issued and outstanding October 31, 1997 were reclassified as Class A shares.
 ++ Commencing November 1, 1997, the Fund began offering Class B and Advisor Class shares.
+++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1486
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                              CLASS B++          ADVISOR CLASS++
                                          -----------------     -----------------
                                             SIX MONTHS            SIX MONTHS
                                                ENDED                 ENDED
                                          APRIL 30, 1998(D)     APRIL 30, 1998(D)
                                          -----------------     -----------------
Per Share Operating Performance:
Net asset value, beginning of period....      $ 12.56               $ 12.56
                                          -----------------     -----------------
Income from investment operations:
  Net investment income.................         0.21*{/\}             0.27*{/\}
  Net realized and unrealized gain
   (loss) on investments................        (0.01)                (0.02)
                                          -----------------     -----------------
    Net increase (decrease) from
     investment operations..............         0.20                  0.25
                                          -----------------     -----------------
  Redemption fees retained (Note 4).....         0.23                  0.23
                                          -----------------     -----------------
  Distributions to shareholders:
    From net investment income..........        (0.60)                (0.60)
    From net realized gain on
     investments........................           --                    --
                                          -----------------     -----------------
      Total distributions...............        (0.60)                (0.60)
                                          -----------------     -----------------
Net asset value, end of period..........      $ 12.39               $ 12.44
                                          -----------------     -----------------
                                          -----------------     -----------------

    Total investment return (based on
     net asset value)...................         3.36% (b)(c)          3.88% (b)(c)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $   207               $    37
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.32% (a)             3.32% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.82% (a)             2.82% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.46% (a)             1.46% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.96% (a)             1.96% (a)
Ratio of interest expense to average net
 assets (Note 1)+++.....................         0.22% (a)             0.22% (a)
Portfolio turnover rate.................           99% (a)               99% (a)
Average commission rate per share paid
 on portfolio transactions..............      $0.0017               $0.0017

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
{/\} Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment would have been $0.09, $0.07 and $0.13 per share for Class A, B, and Advisor, respectively.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A, B, and Advisor.
  + All capital shares issued and outstanding October 31, 1997 were reclassified as Class A shares.
 ++ Commencing November 1, 1997, the Fund began offering Class B and Advisor Class shares.
+++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1487
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

-------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)

GT Global Developing Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and the Fund was renamed AIM Developing Markets Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

On October 31, 1997, at the close of business, the Fund acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc., a Maryland corporation registered under the 1940 Act as a non-diversified closed-end management investment company ("Predecessor Fund"), in exchange for Class A shares of the Fund in a tax-free reorganization of the Predecessor Fund. Shareholders of the Predecessor Fund approved the reorganization on October 20, 1997. Prior to October 28, 1997 the Closed-End Fund's shares traded on the New York Stock Exchange.

Commencing November 1, 1997, the Fund began to offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for securities or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations existing from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term investments, forward foreign currency contracts, sales of foreign currencies, currency gains or

         1488
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection of income on securities, income is recorded net of all

         1489
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the market risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $13,962,416 were on loan to brokers. The loans were secured by cash collateral of $14,552,194 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received securities lending income of $155,608.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $54,472,976 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states aggregated $353,775. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(O) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
The Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund has purchased and sold when-issued securities during the period and has set aside liquid securities as collateral for these commitments.

(P) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager ("GT Funds"), has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, the Fund had no loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $7,671,408, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the six months ended April 30, 1998 was $210,460. Other interest expense charges amounted to $49,556.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Fund's investment manager and administrator. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the

         1490
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the six months ended April 30, 1998, GT Global did not retain any of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global did not collect CDSCs for the six months ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the six months ended April 30, 1998, GT Global did not collect any CDSCs. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by the waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $120,141,572 and $302,645,182, respectively. There were no purchases of U.S. government obligations by the Fund for the period. Sales of U.S. government obligations by the Fund were $7,170,550 for the period.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of GT Global Developing Markets Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund

         1491
                          AIM DEVELOPING MARKETS FUND
                  (FORMERLY GT GLOBAL DEVELOPING MARKETS FUND)

(inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998
                                          -----------------------------------
CLASS A                                       SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................          252,838  $        3,022,409
Shares issued in connection with
  reinvestment of distributions.........          676,249           8,202,878
                                          ---------------  ------------------
                                                  929,087          11,225,287
Shares repurchased including those
  purchased in connection with open
  ending of the Fund on 11/1/97*........      (20,589,436)       (253,365,429)
                                          ---------------  ------------------
Net decrease............................      (19,660,349) $     (242,140,142)
                                          ---------------  ------------------
                                          ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................           18,606  $          220,436
Shares issued in connection with
  reinvestment of distributions.........              124               1,499
                                          ---------------  ------------------
                                                   18,730             221,935
Shares repurchased......................           (1,999)            (22,428)
                                          ---------------  ------------------
Net increase............................           16,731  $          199,507
                                          ---------------  ------------------
                                          ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................            2,937  $           34,593
Shares issued in connection with
  reinvestment of distributions.........                4                  46
                                          ---------------  ------------------
                                                    2,941              34,639
Shares repurchased......................               --                  --
                                          ---------------  ------------------
Net increase............................            2,941  $           34,639
                                          ---------------  ------------------
                                          ---------------  ------------------

--------------
* The redemption amount for Class A redemptions is net of a 2% redemption fee of $4,923,187 incurred in the period from November 1, 1997 to April 30, 1998 in connection with redemptions upon the open ending of the Fund.

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended April 30, 1998, the Fund's expenses were reduced by $40,839 under these arrangements.

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter, and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1492
                        GT GLOBAL DEVELOPING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of GT Global Developing Markets Fund ("Fund"):

We have audited the accompanying statement of assets and liabilities of GT Global Developing Markets Fund (formerly G.T. Global Developing Markets Fund, Inc.), including the portfolio of investments, as of October 31, 1997, the related statement of operations for the ten months then ended and for the year ended December 31, 1996, the statements of changes in net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Developing Markets Fund as of October 31, 1997, the results of its operations for the ten months then ended and for the year ended December 31, 1996, the changes in its net assets for the ten months then ended and for each of the two years in the period ended December 31, 1996, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

'

                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1493
                       GT GLOBAL DEVELOPING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (13.0%)
  LUKoil Holding - ADR{\/} ................................   RUS              97,586   $  8,172,833         1.8
    OIL
  Sasol Ltd. ..............................................   SAFR            537,556      6,481,964         1.4
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ..........   BRZL         27,126,040      5,044,302         1.1
    OIL
  C.A. La Electricidad de Caracas .........................   VENZ          3,443,139      4,526,264         1.0
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) -
   ADR{\/} ................................................   BRZL             94,834      3,793,360         0.8
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .......   BRZL                 --             --         0.8
    ELECTRICAL & GAS UTILITIES
    "B" ADR{\/} ...........................................   --              118,958      2,617,076          --
    Preferred .............................................   --            2,112,000        913,846          --
  Chilgener S.A. - ADR{\/} ................................   CHLE            124,972      3,374,244         0.7
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ..................................   CHLE             94,858      3,130,314         0.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} .........   CHLE            127,657      2,569,097         0.6
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ......................................   ARG              68,960      2,206,720         0.5
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ...................   PAK              70,300      2,196,875         0.5
    ENERGY SOURCES
  Light - Participacoes S.A. ..............................   BRZL          7,485,850      1,914,922         0.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ..................   BRZL          5,322,290      1,767,016         0.4
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} ............................   RUS             174,640      1,484,440         0.3
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ................................................   THAI            138,800      1,415,622         0.3
    OIL
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ..........   RUS              40,700      1,271,875         0.3
    ELECTRICAL & GAS UTILITIES
  Manila Electric Co. "B" .................................   PHIL            361,110      1,111,108         0.2
    ELECTRICAL & GAS UTILITIES
  Bombay Suburban Electric Supply (BSES) Ltd. .............   IND             200,000      1,004,209         0.2
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ......   HGRY             43,600        942,850         0.2
    ENERGY SOURCES
  Mosenergo: ..............................................   RUS                  --             --         0.2
    ELECTRICAL & GAS UTILITIES
    ADR-/- {\/} ...........................................   --               10,964        460,488          --
    144A ADR{.} {\/} ......................................   --               10,000        420,000          --
  Korea Electric Power Corp. - ADR{\/} ....................   KOR              93,330        764,139         0.2
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign .......   THAI            447,200        745,333         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. ......................................   ARG             100,460        629,257         0.1
    OIL

    The accompanying notes are an integral part of the financial statements.

         1494
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Energy (Continued)
  Tenaga Nasional Bhd. ....................................   MAL             235,000   $    508,261         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. .............................................   KOR              10,980        148,688          --
    OIL
  Guangdong Electric Power Development Co., Ltd. "B"{*} ...   CHNA            201,000        113,371          --
    ENERGY SOURCES
                                                                                        ------------
                                                                                          59,728,474
                                                                                        ------------
Multi-Industry/Miscellaneous (11.6%)
  Barlow Ltd. .............................................   SAFR            657,524      6,629,920         1.4
    CONGLOMERATE
  PT Telekomunikasi Indonesia .............................   INDO          5,018,500      4,683,001         1.0
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. .........   SAFR            104,020      4,498,162         1.0
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX             567,700      3,610,164         0.8
    MULTI-INDUSTRY
  Delta Corporation Ltd. (subdivision)-/- .................   ZBBW          2,472,400      3,520,823         0.8
    MULTI-INDUSTRY
  ITC Ltd.: ...............................................   IND                  --             --         0.7
    MULTI-INDUSTRY
    Common ................................................   --              136,000      2,102,842          --
    GDR-/- {\/} ...........................................   --               44,370        811,971          --
  Billiton PLC-/- .........................................   SAFR            980,865      2,875,301         0.6
    CONGLOMERATE
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ..........   UK              281,000      2,810,000         0.6
    COUNTRY FUNDS
  PT Gudang Garam .........................................   INDO            949,500      2,697,744         0.6
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. .........................   HK              870,000      2,386,028         0.5
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. .......................   HK              471,000      2,096,041         0.5
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .......................   MEX             263,477      2,044,708         0.4
    CONGLOMERATE
  Central Asia Regional Growth Fund-/- {\/} ...............   IRE             210,000      1,999,200         0.4
    COUNTRY FUNDS
  Malaysian Resources Corp., Bhd. .........................   MAL           2,396,000      1,425,077         0.3
    CONGLOMERATE
  Koc Holding AS ..........................................   TRKY          3,234,900      1,216,923         0.3
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ................   MEX             240,600      1,181,389         0.3
    MULTI-INDUSTRY
  NASR (El) City Company For Housing & Construction-/- ....   EGPT             17,005      1,175,296         0.3
    MISCELLANEOUS
  PT Bimantara Citra ......................................   INDO          1,219,000      1,120,529         0.2
    MULTI-INDUSTRY
  PT Hanjaya Mandala Sampoerna ............................   INDO            590,500      1,032,141         0.2
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

         1495
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd.: ...................................   ISRL                 --             --         0.2
    CONGLOMERATE
    ADR{\/} ...............................................   --               22,043   $    471,169          --
    Common ................................................   --                2,850        294,482          --
  Graboplast Rt. ..........................................   HGRY             13,452        725,231         0.2
    MISCELLANEOUS
  GT Taiwan Fund-/- +X+ {\/} ..............................   TWN              49,751        626,368         0.1
    COUNTRY FUNDS
  Quinenco S.A. - ADR-/- {\/} .............................   CHLE             32,400        473,850         0.1
    CONGLOMERATE
  Discount Investment Corp. ...............................   ISRL             11,613        316,356         0.1
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          52,824,716
                                                                                        ------------
Services (11.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ...........   BRZL                 --             --         2.3
    TELEPHONE NETWORKS
    ADR{\/} ...............................................   --               57,481      5,834,322          --
    Common ................................................   --           49,594,258      4,408,329          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} .........   MEX             176,363      7,627,700         1.7
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/} ..............................................   VENZ            114,579      5,012,831         1.1
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: .................................   SAFR                 --             --         0.8
    RETAILERS-OTHER
    Common ................................................   --            1,889,154      2,847,477          --
    "N" ...................................................   --              780,702      1,071,234          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .......   CHLE            128,402      3,563,156         0.8
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU            155,070      3,062,633         0.7
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ....................................   MEX                  --             --         0.3
    RETAILERS-OTHER
    "C" ...................................................   --              636,000      1,104,431          --
    "A" ...................................................   --              306,000        563,626          --
    "B" ...................................................   --               66,334        132,509          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ..............................................   BRZL          9,188,127      1,666,932         0.4
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ..........................   IND             233,600      1,627,623         0.4
    TELECOM - OTHER
  Telefonica de Argentina S.A. - ADR{\/} ..................   ARG              55,228      1,553,288         0.3
    TELEPHONE NETWORKS
  Indian Hotels Co., Ltd.: ................................   IND                  --             --         0.2
    LEISURE & TOURISM
    GDR-/- {\/} ...........................................   --               35,200        607,200          --
    Common ................................................   --               25,850        418,541          --
  Migros Turk T.A.S. ......................................   TRKY            848,300        890,294         0.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ......................   PORT             20,551        843,433         0.2
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

         1496
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Services (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI          1,878,600   $    841,164         0.2
    TELEPHONE NETWORKS
  PT Citra Marga Nusaphala Persada ........................   INDO          2,847,000        812,862         0.2
    BUSINESS & PUBLIC SERVICES
  PT Indosat ..............................................   INDO            344,500        779,683         0.2
    TELECOM - OTHER
  Santa Isabel S.A. - ADR{\/} .............................   CHLE             40,666        752,321         0.2
    RETAILERS-FOOD
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ...........................................   PORT             18,602        695,194         0.2
    RETAILERS-OTHER
  Danubius Hotel and Spa Rt.-/- ...........................   HGRY             21,940        686,611         0.2
    LEISURE & TOURISM
  Konsortium Perkapalan Bhd. ..............................   MAL             267,000        501,277         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK               6,000        486,000         0.1
    TELEPHONE NETWORKS
  Advanced Info. Service - Foreign ........................   THAI             85,700        460,478         0.1
    WIRELESS COMMUNICATIONS
  Investec-Consultoria Internacional S.A.-/- ..............   PORT             14,612        457,144         0.1
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ..........................................   ISRL            154,231        443,830         0.1
    RETAILERS-FOOD
  BEC World Public Co., Ltd. - Foreign ....................   THAI             77,800        406,418         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ..................   PORT              3,854        252,110         0.1
    RETAILERS-OTHER
  Siam Makro Public Co., Ltd. - Foreign-/- ................   THAI            170,000        224,129          --
    RETAILERS-OTHER
  PT Matahari Putra Prima .................................   INDO          1,035,000        201,811          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ...   BRZL            495,118        129,349          --
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. .............................   HK              162,000         50,298          --
    TRANSPORTATION - ROAD & RAIL
                                                                                        ------------
                                                                                          51,016,238
                                                                                        ------------
Materials/Basic Industry (10.9%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..............   MEX           1,389,779      6,125,014         1.3
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ..........   SAFR          9,521,806      4,948,964         1.1
    METALS - STEEL
  Sappi Ltd. ..............................................   SAFR            587,133      3,722,985         0.8
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ...........................   EGPT            166,230      3,507,942         0.8
    CEMENT
  Suez Cement Co. - Reg S GDR{c} {\/} .....................   EGPT            158,195      3,282,546         0.7
    CEMENT
  Apasco S.A. .............................................   MEX             428,533      2,617,387         0.6
    CEMENT

    The accompanying notes are an integral part of the financial statements.

         1497
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  Industrias Penoles S.A. (CP) ............................   MEX             634,803   $  2,527,808         0.6
    METALS - NON-FERROUS
  Ameriyah Cement Co.-/- ..................................   EGPT             94,500      2,390,294         0.5
    CEMENT
  De Beers Centenary AG - Linked Unit{=} ..................   SAFR             78,000      1,861,622         0.4
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co.-/- ............................   EGPT             67,950      1,858,632         0.4
    CEMENT
  Hindalco Industries Ltd. ................................   IND              63,600      1,660,561         0.4
    METALS - NON-FERROUS
  Paints & Chemical Industry: .............................   EGPT                 --             --         0.3
    CHEMICALS
    Common-/- .............................................   --               31,400      1,052,916          --
    144A GDR{.} -/- {\/} ..................................   --               44,000        440,000          --
  Pohang Iron & Steel Co., Ltd. - ADR{\/} .................   KOR              88,870      1,444,138         0.3
    METALS - STEEL
  Turk Sise ve Cam Fabrikalari AS-/- ......................   TRKY         16,264,000      1,396,565         0.3
    GLASS
  North Cairo Flour Mills-/- ..............................   EGPT             32,010      1,393,376         0.3
    MISC. MATERIALS & COMMODITIES
  Pannonplast Rt. .........................................   HGRY             20,732      1,138,897         0.2
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- ....................................   EGPT              8,000      1,094,353         0.2
    BUILDING MATERIALS & COMPONENTS
  Grupo Industrial Minera Mexico "L" ......................   MEX             277,300        823,598         0.2
    METALS - NON-FERROUS
  Maanshan Iron and Steel Co. "H"{*} ......................   CHNA          4,939,000        785,895         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .......   CHLE             12,200        632,875         0.1
    CHEMICALS
  Israel Chemicals Ltd. ...................................   ISRL            499,158        625,750         0.1
    CHEMICALS
  Cosco Pacific Ltd. ......................................   HK              516,000        600,776         0.1
    PAPER/PACKAGING
  Cimpor-Cimentos de Portugal, SGPS S.A. ..................   PORT             21,964        555,972         0.1
    CEMENT
  PT Aneka Tambang-/- .....................................   INDO          1,364,500        532,117         0.1
    METALS - NON-FERROUS
  Engro Chemicals Pakistan Ltd. ...........................   PAK             137,800        435,263         0.1
    CHEMICALS
  HI Cement Corp. .........................................   PHIL          3,961,000        361,117         0.1
    CEMENT
  Cahya Mata Sarawak Bhd. .................................   MAL             355,000        345,509         0.1
    BUILDING MATERIALS & COMPONENTS
  Siam Cement Co., Ltd. - Foreign .........................   THAI             39,800        338,597         0.1
    CEMENT
  Agros Holding S.A.-/- ...................................   POL              16,123        338,212         0.1
    MISC. MATERIALS & COMMODITIES
  Compania de Minas Buenaventura S.A. - ADR{\/} ...........   PERU             16,000        287,000         0.1
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

         1498
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Materials/Basic Industry (Continued)
  PT Indah Kiat Pulp & Paper Corp.Tbk .....................   INDO            709,000   $    271,553         0.1
    PAPER/PACKAGING
  Fauji Fertilizer Co., Ltd. ..............................   PAK             116,300        258,997         0.1
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                          49,657,231
                                                                                        ------------
Finance (8.3%)
  ABSA Group Ltd. .........................................   SAFR            761,136      4,509,849         1.0
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ..................   BRZL        142,972,483      3,628,783         0.8
    BANKS-MONEY CENTER
  State Bank of India Ltd.: ...............................   IND                  --             --         0.7
    BANKS-MONEY CENTER
    Common ................................................   --              267,000      1,931,961          --
    GDR{\/} ...............................................   --               71,640      1,318,176          --
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ................................................   CHLE            142,366      2,384,631         0.5
    INVESTMENT MANAGEMENT
  Egyptian American Bank SAE-/- ...........................   EGPT             57,663      1,857,088         0.4
    BANKS-MONEY CENTER
  Commercial International Bank: ..........................   EGPT                 --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ......................................   --               58,000      1,261,500          --
    Common ................................................   --               23,940        553,789          --
  Banco de A. Edwards - ADR{\/} ...........................   CHLE            100,934      1,753,728         0.4
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ................................   PERU             94,800      1,700,475         0.4
    BANKS-MONEY CENTER
  Global Menkul Degerler AS-/- ............................   TRKY         69,103,256      1,601,182         0.4
    SECURITIES BROKER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ................................................   PAN              37,631      1,495,832         0.3
    OTHER FINANCIAL
  Turkiye Is Bankasi (Isbank) "C" .........................   TRKY         15,098,500      1,461,119         0.3
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ........   ARG              48,968      1,205,837         0.3
    BANKS-MONEY CENTER
  Aksigorta A.S. ..........................................   TRKY         15,080,000      1,171,573         0.3
    INSURANCE - MULTI-LINE
  Liberty Life Association of Africa Ltd. .................   SAFR             37,400        933,056         0.2
    INSURANCE-LIFE
  BPI-SGPS S.A. ...........................................   PORT             40,637        914,217         0.2
    BANKS-MONEY CENTER
  Yapi ve Kredi Bankasi AS ................................   TRKY         29,106,092        888,639         0.2
    BANKS-REGIONAL
  Kookmin Bank - GDR-/- {\/} ..............................   KOR             128,480        822,272         0.2
    BANKS-MONEY CENTER
  Ayala Land, Inc. "B" ....................................   PHIL          1,723,800        675,278         0.1
    REAL ESTATE
  Bank Leumi Le - Israel ..................................   ISRL            406,668        624,411         0.1
    BANKS-REGIONAL
  Metroplex Bhd. ..........................................   MAL           1,751,000        610,141         0.1
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

         1499
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Finance (Continued)
  Turkiye Garanti Bankasi AS ..............................   TRKY         11,565,600   $    599,025         0.1
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ......................................   ISRL            244,830        579,448         0.1
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ..........................   PAK             546,500        558,844         0.1
    BANKS-MONEY CENTER
  JSC Kazkommertsbank Co. - GDR-/- {\/} (.) ...............   KAZ              26,600        558,600         0.1
    BANKS-REGIONAL
  SM Prime Holdings, Inc. .................................   PHIL          2,664,600        470,670         0.1
    REAL ESTATE
  Thai Farmers Bank Public Co., Ltd. - Foreign ............   THAI            166,400        455,323         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. ........................................   POL               7,316        426,767         0.1
    BANKS-MONEY CENTER
  Banco Santander Chile - ADR{\/} .........................   CHLE             28,100        365,300         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ...............   THAI            392,300        341,555         0.1
    REAL ESTATE
  Belle Corp.-/- ..........................................   PHIL          3,297,000        300,581         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. .......................   MAL             116,200        209,432          --
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign .................   THAI             56,400        196,418          --
    BANKS-MONEY CENTER
  C & P Homes, Inc. .......................................   PHIL          1,382,000        104,339          --
    REAL ESTATE
                                                                                        ------------
                                                                                          38,469,839
                                                                                        ------------
Consumer Non-Durables (6.5%)
  South African Breweries Ltd. ............................   SAFR            226,892      6,037,874         1.3
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" ............   MEX             738,356      5,217,126         1.1
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .......................................   MEX             883,073      3,468,838         0.8
    FOOD
  Companhia Cervejaria Brahma Preferred ...................   BRZL          4,662,721      2,918,430         0.6
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ...................................   SAFR            174,000      2,496,050         0.5
    FOOD
  Eastern Tobacco Co.-/- ..................................   EGPT             90,785      2,276,300         0.5
    TOBACCO
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} .....   EGPT             62,514      1,719,135         0.4
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A.: ..............................   CHLE                 --             --         0.4
    BEVERAGES - NON-ALCOHOLIC
    "B" ADR{\/} ...........................................   --               41,497        850,689          --
    "A" ADR{\/} ...........................................   --               34,400        825,600          --
  Hindustan Lever Ltd. ....................................   IND              40,650      1,438,245         0.3
    PERSONAL CARE/COSMETICS
  San Miguel Corp. "B" ....................................   PHIL            851,600        958,353         0.2
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

         1500
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Consumer Non-Durables (Continued)
  Compania Cervecerias Unidas S.A. ADR{\/} ................   CHLE             36,800   $    897,000         0.2
    BEVERAGES - ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ...............   POL               4,461        333,293         0.1
    BEVERAGES - ALCOHOLIC
  Reliance Industries Ltd. - GDR-/- {\/} (.) ..............   IND              12,100        255,008         0.1
    TEXTILES & APPAREL
  Kuala Lumpur Kepong Bhd. ................................   MAL              60,000        144,187          --
    OTHER CONSUMER GOODS
  La Tondena Distillers, Inc. .............................   PHIL            137,900         84,469          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          29,920,597
                                                                                        ------------
Technology (2.3%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ..........   TWN             830,248     10,149,782         2.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ........................   ISRL              2,754        399,041         0.1
    SEMICONDUCTORS
  LG Information & Communication ..........................   KOR               2,728        156,860          --
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                          10,705,683
                                                                                        ------------
Capital Goods (1.6%)
  New World Infrastructure Ltd.-/- ........................   HK            1,076,000      2,129,728         0.5
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings .....................   HK              643,000      1,663,648         0.4
    CONSTRUCTION
  United Engineers Ltd. ...................................   MAL             428,000      1,015,680         0.2
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} .............................   RUS              68,712        927,612         0.2
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries .................................   KOR              99,000        577,500         0.1
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. ............................   POL              58,947        555,592         0.1
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} .........................   ISRL             16,200        447,525         0.1
    TELECOM EQUIPMENT
  Sungmi Telecom Electronics Co. ..........................   KOR                 184          8,999          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           7,326,284
                                                                                        ------------
Health Care (1.6%)
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ...............................................   EGPT             33,200      2,402,118         0.5
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ..................   HGRY             17,552      1,632,336         0.4
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. ...............................   IND              79,850      1,555,391         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Teva Pharmaceutical Industries Ltd. .....................   ISRL             25,548      1,189,452         0.3
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

         1501
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Health Care (Continued)
  PT Kalbe Farma - Foreign ................................   INDO            479,000   $    293,538         0.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           7,072,835
                                                                                        ------------
Consumer Durables (1.4%)
  Arcelik AS ..............................................   TRKY         12,233,800      1,367,315         0.3
    APPLIANCES & HOUSEHOLD
  Bajaj Auto Ltd. .........................................   IND              79,200      1,261,094         0.3
    AUTOMOBILES
  Qingling Motors Co., Ltd.{*} ............................   CHNA          1,671,000      1,091,662         0.2
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd.: ..............   IND                  --             --         0.2
    AUTOMOBILES
    GDR{\/} ...............................................   --               48,000        499,200          --
    Common ................................................   --               25,000        219,069          --
  Samsung Electronics Co. - 144A GDR{.} -/- {\/} ..........   KOR              34,850        705,713         0.2
    CONSUMER ELECTRONICS
  PT Astra International, Inc. ............................   INDO            785,000        584,923         0.1
    AUTOMOBILES
  Mahindra & Mahindra Ltd. ................................   IND              43,300        430,653         0.1
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,159,629
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $359,966,965) ..............                              312,881,526        68.5
                                                                                        ------------       -----

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (10.1%)
  Argentina (1.2%)
    Republic of Argentina:
      Global Bond, 11.375% due 1/30/17 ....................   USD           2,741,000      2,617,655         0.6
      Par Bond Series L, 5.5% due 3/31/23++ ...............   USD           2,690,000      1,830,881         0.4
      Global Bond, 11% due 10/9/06 ........................   USD             720,000        713,700         0.2
  Brazil (0.4%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ............................................   USD           3,020,000      1,996,975         0.4
  Bulgaria (2.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ ......................................   USD           9,017,000      4,914,265         1.1
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ ..............................................   USD           7,099,000      4,663,156         1.0
  Ecuador (0.4%)
    Republic of Ecuador, Discount Bond, 6.6875% due 2/28/25
     - Euro+ ..............................................   USD           2,845,000      1,998,613         0.4
  Mexico (2.2%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+ +/+ ...   USD           6,110,000      5,533,369         1.2
      Global Bond, 9.875% due 1/15/07 .....................   USD           1,615,000      1,633,169         0.4
      Global Bond, 11.375% due 9/15/16 ....................   USD           1,455,000      1,547,756         0.3
      Global Bond, 11.5% due 5/15/26 ......................   USD           1,421,000      1,534,680         0.3

    The accompanying notes are an integral part of the financial statements.

         1502
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Panama (0.6%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ............................................   USD           3,536,000   $  2,486,250         0.6
  Peru (0.3%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17++ .............................................   USD           2,533,000      1,443,810         0.3
  South Africa (0.8%)
    Republic of South Africa, 13% due 8/31/10{j} ..........   ZAR          20,173,000      3,807,589         0.8
  United States (1.6%)
    United States Treasury:
      6.375% due 8/15/27 ..................................   USD           4,032,000      4,149,180         0.9
      5.875% due 9/30/02 ..................................   USD           3,033,000      3,049,587         0.7
  Venezuela (0.5%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ...........................................   USD           2,543,000      2,128,173         0.5
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $49,316,056) .............................................                               46,048,808
                                                                                        ------------
Sovereign Debt (4.9%)
  Russia (4.9%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- {j} ...............................   USD          22,635,000     20,131,003         4.4
      Participation ** -/- ................................   DEM           4,186,000      2,227,112         0.5
                                                                                        ------------
Total Sovereign Debt (cost $12,006,889) ...................                               22,358,115
                                                                                        ------------
Corporate Bonds (3.2%)
  Argentina (0.5%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} .....   USD           1,193,000      1,109,490         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 ......   USD             661,000        654,390         0.2
  Brazil (0.2%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} ......   USD           1,107,000      1,079,325         0.2
  China (0.6%)
    Panda Global Energy Co., 12.5% due 4/15/04{.} .........   USD           2,139,000      2,010,660         0.4
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} .....   USD             960,000        876,000         0.2
  Dominican Republic (0.1%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} .............   USD             652,000        645,480         0.1
  Hong Kong (0.1%)
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} ..............................................   USD             700,000        652,750         0.1
  India (0.2%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} .........   USD           1,093,000        954,189         0.2
  Indonesia (0.1%)
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} ..............................................   USD             653,000        574,640         0.1

    The accompanying notes are an integral part of the financial statements.

         1503
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Corporate Bonds (Continued)
  Mexico (0.8%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} ..........................   USD           2,104,000   $  1,930,420         0.4
      8.85% due 9/15/07 - 144A{.} .........................   USD           1,050,000      1,009,313         0.2
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} ..............................................   USD             996,000      1,088,130         0.2
  Russia (0.4%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} ..............................................   USD             851,000      1,144,595         0.3
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ....   USD             555,000        488,400         0.1
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 .................................   ZAR           4,990,000        826,527         0.2
                                                                                        ------------
Total Corporate Bonds (cost $15,533,169) ..................                               15,044,309
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $76,856,114) .........                               83,451,232        18.2
                                                                                        ------------       -----


                                                                         UNDERLYING
                                                                           NOMINAL         VALUE         % OF NET
OPTIONS                                                      CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $312,660) ..............................................   USD          17,370,000        126,732          --
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                       COUNTRY       RIGHTS         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ..........   INDO          2,070,000        115,320          --
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights,
   expire 11/12/97 ........................................   BRZL            257,975            234          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ....................................                                  115,554          --
                                                                                        ------------       -----

                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                     COUNTRY      WARRANTS        (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) .............   PHIL            659,400            122          --
                                                                                        ------------       -----
    OIL

    The accompanying notes are an integral part of the financial statements.

         1504
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-----------------------------------------------------------                             ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $34,850,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $45,720,975, including accrued interest).
   (cost $44,816,933)  ....................................                             $ 44,816,933         9.8
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $481,952,672)  * ..................                              441,392,099        96.5
Other Assets and Liabilities ..............................                               15,987,089         3.5
                                                                                        ------------       -----

NET ASSETS ................................................                             $457,379,188       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        +X+ The GT Global Developing Markets Fund (the "Fund") has invested in the GT Global Taiwan Fund, a fund managed by LGT Asset Management Ltd. who is an affiliate of the Fund's manager, Chancellor LGT Asset Management, Inc.
         **  Underlying loan agreement currently in default.
        {j} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Security denominated in Hong Kong Dollars.
        {=} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
        (.) Restricted securities: At October 31, 1997, the Fund owned the following restricted securities constituting 0.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                 ACQUISITION                              MARKET VALUE
DESCRIPTION                         DATE        SHARES        COST          PER SHARE
------------------------------  -------------  ---------  -------------  ---------------
JSC Kazkommertsbank Co. -
 GDR..........................     7/15/97        26,600   $   500,080      $   21.00
Reliance Industries - GDR.....     5/20/94        12,100       223,850          21.08

          * For Federal income tax purposes, cost is $483,269,089 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,262,525
                 Unrealized depreciation:           (68,139,515)
                                                  -------------
                 Net unrealized depreciation:     $ (41,876,990)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1505
                       GT GLOBAL DEVELOPING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.2         1.7                       2.9
Brazil (BRZL/BRL) ....................    7.6         0.6                       8.2
Bulgaria (BUL/LEV) ...................                2.1                       2.1
Chile (CHLE/CLP) .....................    4.8                                   4.8
China (CHNA/RMB) .....................    0.4         0.6                       1.0
Dominican Republic (DR/USD) ..........                0.1                       0.1
Ecuador (ECDR/ECS) ...................                0.4                       0.4
Egypt (EGPT/EGP) .....................    5.7                                   5.7
Hong Kong (HK/HKD) ...................    2.0         0.1                       2.1
Hungary (HGRY/HUF) ...................    1.2                                   1.2
India (IND/INR) ......................    3.8         0.2                       4.0
Indonesia (INDO/IDR) .................    2.9         0.1                       3.0
Ireland (IRE/IEP) ....................    0.4                                   0.4
Israel (ISRL/ILS) ....................    1.2                                   1.2
Kazakhstan (KAZ/KTS) .................    0.1                                   0.1
Korea (KOR/KRW) ......................    1.0                                   1.0
Malaysia (MAL/MYR) ...................    0.9                                   0.9
Mexico (MEX/MXN) .....................    8.1         3.0                      11.1
Pakistan (PAK/PKR) ...................    0.9                                   0.9
Panama (PAN/PND) .....................    0.3         0.6                       0.9
Peru (PERU/PES) ......................    1.2         0.3                       1.5
Philippines (PHIL/PHP) ...............    0.8                                   0.8
Poland (POL/PLZ) .....................    0.4                                   0.4
Portugal (PORT/PTE) ..................    0.9                                   0.9
Russia (RUS/SUR) .....................    2.8         5.3                       8.1
South Africa (SAFR/ZAR) ..............   10.5         1.0                      11.5
Taiwan (TWN/TWD) .....................    2.3                                   2.3
Thailand (THAI/THB) ..................    1.2                                   1.2
Turkey (TRKY/TRL) ....................    2.4                                   2.4
United Kingdom (UK/GBP) ..............    0.6                                   0.6
United States (US/USD) ...............                1.6           13.3       14.9
Venezuela (VENZ/VEB) .................    2.1         0.5                       2.6
Zimbabwe (ZBBW/ZWD) ..................    0.8                                   0.8
                                        ------      -----          -----      -----
Total  ...............................   68.5        18.2           13.3      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $457,379,188.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,681,647         1.84950  11/06/97   $  (113,656)
Indonesian Rupiahs......................     1,114,206      3610.00000  11/05/97        (6,173)
South African Rands.....................     3,338,977         5.04500   1/30/98       (73,645)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $5,941,356)...................     6,134,830                                (193,474)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.34%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $  (193,474)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1506
                       GT GLOBAL DEVELOPING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $481,952,672) (Note 1)..........................  $441,392,099
  U.S. currency.................................................................  $1,159,740
  Foreign currencies (cost $14,108,834).........................................  14,122,604   15,282,344
                                                                                  ----------
  Receivable for securities sold............................................................   13,029,046
  Interest receivable.......................................................................    1,251,368
  Dividends receivable......................................................................      366,109
  Unamortized organizational costs (Note 1).................................................       85,312
  Miscellaneous receivable..................................................................       11,894
                                                                                              -----------
    Total assets............................................................................  471,418,172
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,905,923
  Payable for investment management and administration fees (Note 2)........................      722,480
  Payable for open forward foreign currency contracts (Note 1)..............................      193,474
  Payable for professional fees.............................................................       39,732
  Payable for printing and postage expenses.................................................       37,656
  Payable for custodian fees................................................................       30,062
  Payable for Directors' fees and expenses (Note 2).........................................       15,494
  Payable for transfer agent fees (Note 2)..................................................        5,964
  Payable for fund accounting fees (Note 2).................................................        4,387
  Payable for registration and filing fees..................................................        2,127
  Other accrued expenses....................................................................       81,685
                                                                                              -----------
    Total liabilities.......................................................................   14,038,984
                                                                                              -----------
Net assets..................................................................................  $457,379,188
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value per share ($457,379,188 DIVIDED BY 36,416,667 shares outstanding)...........  $     12.56
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $545,103,263
  Undistributed net investment income.......................................................    8,645,635
  Accumulated net realized loss on investments and foreign currency transactions............  (55,602,092)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (207,045)
  Net unrealized depreciation of investments................................................  (40,560,573)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $457,379,188
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1507
                       GT GLOBAL DEVELOPING MARKETS FUND

                            STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                                               TEN MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                               OCTOBER 31,   DECEMBER 31,
                                                                                  1997           1996
                                                                              -------------  -------------
Investment income: (Note 1)
  Interest income...........................................................   $11,436,242    $20,641,051
  Dividend income (net of foreign withholding tax of $365,717 and $420,409,
   respectively)............................................................     5,481,523      7,351,830
  Other income..............................................................            --         74,487
                                                                              -------------  -------------
    Total investment income.................................................    16,917,765     28,067,368
                                                                              -------------  -------------
Expenses:
  Investment management fees (Note 2).......................................     6,274,911      6,673,159
  Administration fees (Note 2)..............................................     1,108,912      1,191,681
  Custodian fees (Note 1)...................................................       317,289        332,166
  Fund accounting fees (Note 2).............................................       108,484        119,321
  Professional fees.........................................................        92,091        101,382
  Printing and postage expenses.............................................        33,504         65,880
  Transfer agent fees (Note 2)..............................................        63,520        190,834
  Amortization of organization costs (Note 1)...............................        58,930         70,949
  Directors' fees and expenses (Note 2).....................................        25,536         38,064
  Registration and filing fees..............................................            --          3,000
  Other expenses............................................................       119,278         37,139
                                                                              -------------  -------------
    Total expenses before reductions........................................     8,202,455      8,823,575
      Expense reductions (Notes 1 & 5)......................................      (374,173)      (162,760)
                                                                              -------------  -------------
    Total net expenses......................................................     7,828,282      8,660,815
                                                                              -------------  -------------
Net investment income.......................................................     9,089,483     19,406,553
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
  Net realized gain on investments..........................................    46,804,651      1,845,666
  Net realized loss on foreign currency transactions........................    (1,151,351)      (900,512)
                                                                              -------------  -------------
    Net realized gain during the periods....................................    45,653,300        945,154
                                                                              -------------  -------------
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (297,303)        91,835
  Net change in unrealized appreciation (depreciation) of investments.......  (101,078,671)    78,628,364
                                                                              -------------  -------------
    Net unrealized appreciation (depreciation) during the periods...........  (101,375,974)    78,720,199
                                                                              -------------  -------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................   (55,722,674)    79,665,353
                                                                              -------------  -------------
Net increase (decrease) in net assets resulting from operations.............   $(46,633,191)  $99,071,906
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1508
                       GT GLOBAL DEVELOPING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                    TEN MONTHS
                                                                       ENDED      YEAR ENDED DECEMBER 31,
                                                                    OCTOBER 31,   ------------------------
                                                                       1997          1996         1995
                                                                   -------------  -----------  -----------
Increase (Decrease) in net assets
Operations:
  Net investment income..........................................   $ 9,089,483   $19,406,553  $26,375,900
  Net realized gain (loss) on investments and foreign currency
   transactions..................................................    45,653,300       945,154  (78,379,558)
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign currencies...      (297,303)       91,835       (3,021)
  Net change in unrealized appreciation (depreciation) of
   investments...................................................  (101,078,671)   78,628,364   47,401,359
                                                                   -------------  -----------  -----------
    Net increase (decrease) in net assets resulting from
     operations..................................................   (46,633,191)   99,071,906   (4,605,320)
                                                                   -------------  -----------  -----------
Distributions to shareholders: (Note 1)
  From net investment income.....................................            --   (17,407,047) (26,292,834)
                                                                   -------------  -----------  -----------
Capital share transactions: (Note 4)
  Adjustment to estimate of initial offering expenses............            --            --      373,757
                                                                   -------------  -----------  -----------
    Total increase (decrease) in net assets......................   (46,633,191)   81,664,859  (30,524,397)
Net assets:
  Beginning of period............................................   504,012,379   422,347,520  452,871,917
                                                                   -------------  -----------  -----------
  End of period *................................................   $457,379,188  $504,012,379 $422,347,520
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------
 * Includes undistributed net investment income (loss) of........   $ 8,645,635   $   363,782  $    (7,034)
                                                                   -------------  -----------  -----------
                                                                   -------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1509
                       GT GLOBAL DEVELOPING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                               JANUARY 11, 1994
                                                                                (COMMENCEMENT
                                          TEN MONTHS         YEAR ENDED         OF OPERATIONS)
                                             ENDED          DECEMBER 31,              TO
                                          OCTOBER 31,  ----------------------    DECEMBER 31,
                                             1997         1996        1995           1994
                                          -----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   13.84   $   11.60   $   12.44      $   15.00
                                          -----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income.................        0.25        0.53        0.72           0.35
  Net realized and unrealized gain
   (loss) on investments................       (1.53)       2.19       (0.84)         (2.46)
                                          -----------  ----------  ----------  ----------------
    Net increase (decrease) from
     investment operations..............       (1.28)       2.72       (0.12)         (2.11)
                                          -----------  ----------  ----------  ----------------
Distributions to shareholders:
  From net investment income............          --       (0.48)      (0.72)         (0.35)
  From net realized gain on
   investments..........................          --          --          --          (0.10)
                                          -----------  ----------  ----------  ----------------
    Total distributions.................          --       (0.48)      (0.72)         (0.45)
                                          -----------  ----------  ----------  ----------------
Net asset value, end of period..........   $   12.56   $   13.84   $   11.60      $   12.44
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------
Market value, end of period.............   $   11.81   $   11.63   $    9.75      $    9.75
                                          -----------  ----------  ----------  ----------------
                                          -----------  ----------  ----------  ----------------

Total investment return (based on market
 value).................................        1.62%(b)     24.18%      6.60%       (32.16)% (b)

Total investment return (based on net
 asset value)...........................       (9.25)%(b)     23.59%     (0.95)%       (14.07)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 457,379   $ 504,012   $ 422,348      $ 452,872
Ratio of net investment income to
 average net assets.....................        2.03%(a)      4.07%      6.33%         2.75 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.75%(a)      1.82%      1.77%         2.01 % (a)
  Without expense reductions............        1.83%(a)      1.85%      1.80%         2.01 % (a)
Portfolio turnover rate.................         184%(a)       138%        75%           56 %
Average commission rate per share paid
 on portfolio transactions..............   $  0.0023   $  0.0022         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
N/A  Not Applicable.

These financial highlights provide per share financial information of G.T. Global Developing Markets Fund, Inc. ("Predecessor Fund") for the periods shown. The fees and expenses of the Fund differ from those of the Predecessor Fund (See Note 2).

    The accompanying notes are an integral part of the financial statements.

         1510
                       GT GLOBAL DEVELOPING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Developing Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

On October 31, 1997, at the close of business, the Fund acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc., a Maryland corporation registered under the 1940 Act as a non-diversified closed-end management investment company ("Predecessor Fund"), in exchange for Class A shares of the Fund in a tax-free reorganization of the Predecessor Fund. Shareholders of the Predecessor Fund approved the reorganization on October 20, 1997. Prior to October 28, 1997 the Closed-End Fund's shares traded on the New York Stock Exchange. As a result of the reorganization of the Predecessor Fund into the Fund, the Fund has a fiscal year end of October 31 to coincide with the fiscal years of the other series of the Company. Class A shares of the Fund issued in connection with the reorganization of the Predecessor Fund will be subject to a 2% redemption fee for redemptions until May 1, 1998. The financial statements presented are the financial statements for the Predecessor Fund.

Commencing November 1, 1997, the Fund began to offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for securities or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations existing from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term investments, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

         1511
                       GT GLOBAL DEVELOPING MARKETS FUND

changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection of income on securities, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the market risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $29,571,465 were on loan to brokers. The loans were secured by cash collateral of $33,239,507 received by the Fund. For international

         1512
                       GT GLOBAL DEVELOPING MARKETS FUND

securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the period ended October 31, 1997, the Fund received securities lending income of $302,308 which was used to reduce the Fund's custodian fees and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $54,472,976 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states aggregated $353,775. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's Portfolio of Investments.

(O) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
The Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund has purchased and sold when-issued securities during the period and has set aside liquid securities as collateral for these commitments.

(P) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager ("GT Funds"), has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On October 31, 1997, the Fund had no loans outstanding.

For the period ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $12,607,909, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the period ended October 31, 1997 was $24,241, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES

(A) PREDECESSOR FUND THROUGH OCTOBER 31, 1997
Chancellor LGT Asset Management, Inc. was the Predecessor Fund's investment manager and administrator. The Predecessor Fund paid the Manager investment management fees, which were computed weekly and paid monthly, at the annualized rate of 1.40% of the funds average weekly net assets. The Manager also acted as administrator of the Predecessor Fund and paid the Manager administration fees, which were computed and paid monthly, at an annualized rate of 0.25% of the Fund's average weekly net assets.

The Manager was the pricing and accounting agent for the Predecessor Fund. The monthly fee for these services to the Manager was a percentage, not to exceed 0.03% annually, of the Predecessor Fund's average daily net assets. The annual fee rate was derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of

         1513
                       GT GLOBAL DEVELOPING MARKETS FUND

$5 billion and allocating the result according to the Predecessor Fund's average daily net assets.

The Predecessor Fund paid each of its Directors who was not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

(B) THE FUND COMMENCING NOVEMBER 1, 1997
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays the Manager investment management and administration fees at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by the waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any of its affiliated companies $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $736,422,573 and $765,404,012, respectively. Purchases of U.S. government obligations by the Fund were $7,226,388 for the year. There were no sales of U.S. government obligations by the Fund for the year.

4. CAPITAL SHARES
At October 31, 1997, the Predecessor Fund was authorized to issue 100 million shares of capital stock, $0.001 par value, all of which was classified as Common Stock.

At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of GT Global Developing Markets Fund; 400,000,000 were classified as shares of GT

         1514
                       GT GLOBAL DEVELOPING MARKETS FUND

Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified.

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $71,865 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended October 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.7797 per share (representing an approximate total of $15,509,507). The total amount of taxes paid by the Fund to such countries was approximately $.0213 per share (representing an approximate total of $424,399).

         1515
                            AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of AIM Emerging Markets Fund
(formerly GT Global Emerging Markets Fund) and
Board of Directors of AIM Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Emerging Markets Fund (formerly GT Global Emerging Markets Fund), one of the funds organized as a series of AIM Investment Funds, Inc., including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Emerging Markets Fund as of April 30, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 17, 1998

         1516
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (19.8%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --         4.6
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --             50,962   $  6,207,802          --
    Common ..................................................   --         30,136,813      2,991,280          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX            51,127      2,895,066         1.4
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          119,250      2,638,406         1.3
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ...................................   SAFR               --             --         1.1
    RETAILERS-OTHER
    Common ..................................................   --          1,191,699      2,264,287          --
    "N" .....................................................   --             25,198         45,883          --
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .......................   HGRY           67,990      2,005,705         1.0
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V. "V" ...................................   MEX         1,080,730      1,901,166         0.9
    RETAILERS-OTHER
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX            41,300      1,693,300         0.8
    BROADCASTING & PUBLISHING
  Philippine Long Distance Telephone Co.: ...................   PHIL               --             --         0.7
    TELEPHONE - LONG DISTANCE
    ADR{\/} .................................................   --             30,200        815,400          --
    Common ..................................................   --             21,500        577,091          --
  Carso Global Telecom "A1" .................................   MEX           339,700      1,303,453         0.6
    TELEPHONE NETWORKS
  Mahanagar Telephone Nigam Ltd.: ...........................   IND                --             --         0.6
    TELECOM - OTHER
    GDR-/- {\/} .............................................   --             43,300        694,965          --
    Common ..................................................   --             84,400        535,873          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP ...................................................   BRZL        5,368,655      1,220,682         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            30,983      1,194,782         0.6
    TELEPHONE NETWORKS
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE           47,107      1,180,619         0.6
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP)-/- ............   BRZL        3,945,000      1,029,805         0.5
    TELEPHONE NETWORKS
  Nortel Inversora S.A. - ADR{\/} ...........................   ARG            27,900        830,025         0.4
    TELEPHONE NETWORKS
  Vimpel-Communications - ADR-/- {\/} .......................   RUS            14,700        793,800         0.4
    WIRELESS COMMUNICATIONS
  Telecom Argentina S.A. - ADR{\/} ..........................   ARG            19,400        698,400         0.3
    TELEPHONE NETWORKS
  Hellenic Telecommunications Organization S.A. .............   GREC           24,180        692,484         0.3
    TELEPHONE NETWORKS
  Genting Bhd. ..............................................   MAL           183,000        613,297         0.3
    LEISURE & TOURISM
  Guangshen Railway Co., Ltd. ...............................   HK          3,195,000        598,121         0.3
    TRANSPORTATION - ROAD & RAIL
  Telekom Malaysia Bhd. .....................................   MAL           171,000        517,622         0.3
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

         1517
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Rostelecom - ADR-/- {\/} ..................................   RUS            24,100   $    516,644         0.3
    TELEPHONE - LONG DISTANCE
  Danubius Hotel and Spa Rt.-/- .............................   HGRY           19,037        465,275         0.2
    LEISURE & TOURISM
  Malaysia International Shipping Bhd. - Foreign ............   MAL           240,000        421,622         0.2
    TRANSPORTATION - SHIPPING
  Telecomunicacoes do Parana (TELPAR) .......................   BRZL          719,000        410,588         0.2
    TELECOM - OTHER
  Advanced Info. Service - Foreign ..........................   THAI           54,600        381,917         0.2
    WIRELESS COMMUNICATIONS
  Telecomunicacoes de Minas Gerais - Telemig ................   BRZL        2,245,200        346,548         0.2
    TELECOM - OTHER
  Tanjong PLC ...............................................   MAL           142,000        326,216         0.2
    LEISURE & TOURISM
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......   PAK             3,700        255,300         0.1
    TELEPHONE NETWORKS
  Berjaya Sports Toto Bhd. ..................................   MAL            98,000        234,405         0.1
    LEISURE & TOURISM
  Migros Turk T.A.S. ........................................   TRKY          238,400        233,866         0.1
    RETAILERS-FOOD
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE           12,144        200,376         0.1
    RETAILERS-FOOD
  Trade House GUM - ADR{\/} .................................   RUS            38,320        191,600         0.1
    RETAILERS-OTHER
  Super Sol Ltd. ............................................   ISRL           56,545        178,328         0.1
    RETAILERS-FOOD
  Goody's S.A. ..............................................   GREC            6,230        166,723         0.1
    RESTAURANTS
  Siam Makro Public Co., Ltd. - Foreign .....................   THAI           53,400         87,847          --
    RETAILERS-OTHER
  Indian Hotels Co., Ltd. ...................................   IND             2,700         36,037          --
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          40,392,606
                                                                                        ------------
Finance (19.1%)
  Alpha Credit Bank .........................................   GREC           21,400      2,257,807         1.1
    BANKS-REGIONAL
  Uniao de Bancos Brasileiros S.A. (Unibanco): ..............   BRZL               --             --         1.0
    BANKS-MONEY CENTER
    Units{=} ................................................   --         16,569,429      1,275,274          --
    GDR-/- {\/} .............................................   --             21,670        861,383          --
  Turkiye Garanti Bankasi AS-/- .............................   TRKY       37,629,400      1,996,355         1.0
    BANKS-REGIONAL
  ABSA Group Ltd. ...........................................   SAFR          176,757      1,530,553         0.8
    BANKS-REGIONAL
  Yapi ve Kredi Bankasi AS ..................................   TRKY       27,168,347      1,332,582         0.7
    BANKS-REGIONAL
  Bank Hapoalim Ltd. ........................................   ISRL          494,510      1,328,163         0.7
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

         1518
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
- -------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Commercial International Bank: ............................   EGPT               --             --         0.6
    BANKS-MONEY CENTER
    144A GDR{.} {\/} ........................................   --             63,000   $  1,067,850          --
    Common ..................................................   --             14,000        240,705          --
  Credicorp Ltd. - ADR{\/} ..................................   PERU           77,770      1,302,648         0.6
    BANKS-MONEY CENTER
  Akbank T.A.S. .............................................   TRKY       15,141,000      1,288,273         0.6
    BANKS-REGIONAL
  Cathay Life Insurance Co., Ltd. ...........................   TWN           319,000      1,277,161         0.6
    INSURANCE-BROKER
  National Bank of Greece S.A. ..............................   GREC            6,700      1,178,992         0.6
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....   MEX           374,300      1,171,068         0.6
    BANKS-MONEY CENTER
  State Bank of India Ltd. ..................................   IND           146,487      1,062,944         0.5
    BANKS-MONEY CENTER
  Liberty Life Association of Africa Ltd. ...................   SAFR           30,100      1,018,723         0.5
    INSURANCE-LIFE
  China Development Corp.-/- ................................   TWN           353,000        958,250         0.5
    BANKS-MONEY CENTER
  C.G. Smith Ltd. ...........................................   SAFR          189,300        936,665         0.5
    INVESTMENT MANAGEMENT
  Nedcor Ltd. ...............................................   SAFR           30,400        866,423         0.4
    BANKS-REGIONAL
  Standard Bank Investment Corporation Ltd. .................   SAFR           13,930        824,358         0.4
    BANKS-MONEY CENTER
  Ergo Bank S.A. ............................................   GREC            8,600        810,030         0.4
    BANKS-REGIONAL
  Aksigorta AS ..............................................   TRKY       10,482,500        776,481         0.4
    INSURANCE - MULTI-LINE
  Hua Nan Commercial Bank ...................................   TWN           318,000        771,611         0.4
    BANKS-MONEY CENTER
  Banco do Estado de Sao Paulo S.A. - Banespa ...............   BRZL       11,550,000        767,643         0.4
    BANKS-REGIONAL
  National Societe Generale Bank ............................   EGPT           30,000        754,298         0.4
    BANKS-MONEY CENTER
  MISR International Bank - Reg S GDR-/- {c} {\/} ...........   EGPT           57,300        716,250         0.4
    BANKS-MONEY CENTER
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} ...   ARG            28,226        691,537         0.3
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE           42,284        679,187         0.3
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG            23,178        673,611         0.3
    BANKS-MONEY CENTER
  Turkiye Is Bankasi (Isbank) "C" ...........................   TRKY        4,775,900        602,366         0.3
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ....................................   ISRL          298,645        546,046         0.3
    BANKS-REGIONAL
  Kazkommertsbank Co. - GDR-/- {\/} .........................   KAZ            19,530        512,663         0.3
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

         1519
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE           28,448   $    508,508         0.3
    INVESTMENT MANAGEMENT
  Bank Slaski S.A. ..........................................   POL             5,773        494,974         0.2
    BANKS-MONEY CENTER
  Commercial Bank of Greece S.A. ............................   GREC            7,460        469,425         0.2
    BANKS-MONEY CENTER
  Banco Santander Chile - ADR{\/} ...........................   CHLE           33,100        463,400         0.2
    BANKS-REGIONAL
  National Development Bank-/- ..............................   SLNKA         120,200        446,381         0.2
    BANKS-REGIONAL
  Banco Rio de La Plata S.A. - ADR-/- {\/} ..................   ARG            32,100        441,375         0.2
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA) - GDR{\/} ......   ARG            10,750        417,906         0.2
    REAL ESTATE
  Bank of the Philippine Islands ............................   PHIL          145,200        362,547         0.2
    BANKS-MONEY CENTER
  F.I.B.I. Holdings Ltd. ....................................   ISRL            1,851        328,426         0.2
    BANKS-REGIONAL
  Liberty Investors Ltd. ....................................   SAFR           63,600        324,137         0.2
    INVESTMENT MANAGEMENT
  Muslim Commercial Bank Ltd.-/- ............................   PAK           403,000        320,204         0.2
    BANKS-MONEY CENTER
  Ayala Land, Inc. ..........................................   PHIL          807,600        317,596         0.2
    REAL ESTATE
  Global Menkul Degerler AS-/- ..............................   TRKY       13,011,257        312,583         0.2
    SECURITIES BROKER
  National Mortgage Bank of Greece ..........................   GREC            3,810        289,757         0.1
    BANKS-REGIONAL
  OTP Bank Rt. ..............................................   HGRY            5,370        254,599         0.1
    BANKS-MONEY CENTER
  Malayan Banking Bhd. ......................................   MAL            83,000        246,757         0.1
    BANKS-MONEY CENTER
  Egyptian American Bank SAE ................................   EGPT            7,490        191,515         0.1
    BANKS-MONEY CENTER
  Shinhan Bank-/- ...........................................   KOR            26,400        102,831         0.1
    BANKS-MONEY CENTER
  Samsung Fire & Marine Insurance-/- ........................   KOR               300         88,764          --
    INSURANCE - MULTI-LINE
  Kookmin Bank - GDR-/- {\/} ................................   KOR            12,100         79,376          --
    BANKS-MONEY CENTER
  Bangkok Bank Public Co., Ltd. - Foreign ...................   THAI           24,110         60,587          --
    BANKS-MONEY CENTER
  Thai Farmers Bank Public Co., Ltd. - Foreign ..............   THAI           19,300         44,250          --
    BANKS-MONEY CENTER
  Housing Development Finance Corp. .........................   IND                 5            407          --
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          38,644,205
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1520
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (15.2%)
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       13,807,080   $  3,501,577         1.7
    OIL
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         1.5
    ELECTRICAL & GAS UTILITIES
    "B" - ADR{\/} ...........................................   --             89,855      2,010,506          --
    "B" Preferred ...........................................   --         13,148,000        586,515          --
    Common-/- ...............................................   --         10,494,500        431,344          --
  LUKoil Holding - ADR{\/} ..................................   RUS            36,976      2,403,440         1.2
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL           44,739      2,169,842         1.1
    ELECTRICAL & GAS UTILITIES
  Sasol Ltd. ................................................   SAFR          214,407      2,164,227         1.1
    ENERGY SOURCES
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ............   RUS            67,500      2,160,000         1.1
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG            45,665      1,592,567         0.8
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE           80,362      1,401,312         0.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................   BRZL        5,481,073      1,342,108         0.7
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ....................................   CHLE           44,268      1,303,139         0.6
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL        2,772,561      1,115,328         0.6
    ELECTRICAL & GAS UTILITIES
  Cukurova Elektrik AS ......................................   TRKY          358,000      1,032,072         0.5
    ELECTRICAL & GAS UTILITIES
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ........   HGRY           32,360        987,789         0.5
    ENERGY SOURCES
  Gener S.A. - ADR{\/} ......................................   CHLE           37,873        847,408         0.4
    ELECTRICAL & GAS UTILITIES
  The Hub Power Co., Ltd. - GDR-/- {\/} .....................   PAK            24,750        624,938         0.3
    ENERGY SOURCES
  Manila Electric Co. "B" ...................................   PHIL          201,900        574,697         0.3
    ELECTRICAL & GAS UTILITIES
  Irkutskenergo - ADR{\/} ...................................   RUS            52,000        507,000         0.3
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. "B" ....................................   ARG            77,418        465,329         0.2
    OIL
  Surgutneftegaz - ADR{\/} ..................................   RUS            63,555        444,885         0.2
    OIL
  Petronas Gas Bhd. .........................................   MAL           153,000        372,162         0.2
    OIL
  Chilectra S.A. - ADR{\/} ..................................   CHLE           13,100        361,888         0.2
    ELECTRICAL & GAS UTILITIES
  Ingwe Coal Corp. ..........................................   SAFR          100,200        358,955         0.2
    COAL
  Pakistan State Oil Co., Ltd. ..............................   PAK            65,184        329,102         0.2
    OIL

    The accompanying notes are an integral part of the financial statements.

         1521
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL       23,126,000   $    301,336         0.1
    OIL
  BSES Ltd. - Reg. S GDR-/- {c} {\/} ........................   IND            18,330        301,070         0.1
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign .........   THAI          127,400        247,539         0.1
    ELECTRICAL & GAS UTILITIES
  Tenaga Nasional Bhd. ......................................   MAL           122,000        245,649         0.1
    ELECTRICAL & GAS UTILITIES
  PTT Exploration and Production Public Co., Ltd. -
   Foreign ..................................................   THAI           16,600        175,461         0.1
    OIL
  Korea Electric Power Corp. ................................   KOR            12,500        170,412         0.1
    ELECTRICAL & GAS UTILITIES
  Companhia Paranaense de Energia - Copel ...................   BRZL        8,012,000         92,487          --
    ELECTRICAL & GAS UTILITIES
  Transportadora de Gas del Sur S.A. (TGS) - ADR{\/} ........   ARG             2,400         27,750          --
    GAS
  Banpu Public Co., Ltd. - Foreign ..........................   THAI            2,600         17,917          --
    COAL
                                                                                        ------------
                                                                                          30,667,751
                                                                                        ------------
Materials/Basic Industry (12.7%)
  Suez Cement Co. - Reg S GDR{c} {\/} .......................   EGPT          140,235      2,860,794         1.4
    CEMENT
  Helioplis Housing .........................................   EGPT           20,165      2,607,671         1.3
    BUILDING MATERIALS & COMPONENTS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           492,744      2,422,997         1.2
    PAPER/PACKAGING
  Companhia Vale do Rio Doce Preferred ......................   BRZL           69,200      1,633,931         0.8
    METALS - STEEL
  Industrias Penoles S.A. (CP) ..............................   MEX           289,887      1,197,880         0.6
    METALS - NON-FERROUS
  Reliance Industries Ltd. - GDR-/- {\/} ....................   IND           121,000      1,104,125         0.5
    CHEMICALS
  Apasco, S.A. de C.V. ......................................   MEX           159,381      1,083,866         0.5
    CEMENT
  De Beers Centenary AG - Linked Unit{.:} ...................   SAFR           41,800      1,083,780         0.5
    MISC. MATERIALS & COMMODITIES
  Cemex, S.A. de C.V.: ......................................   MEX                --             --         0.5
    CEMENT
    "CPO" ...................................................   --            171,700        859,514          --
    "A" .....................................................   --             43,400        217,256          --
  SA Iron & Steel Industrial Corporation Ltd. (ISCOR) .......   SAFR        2,970,244        958,238         0.5
    METALS - STEEL
  Anglo American Platinum Corporation Ltd. ..................   SAFR           51,600        825,191         0.4
    METALS - NON-FERROUS
  Ameriyah Cement Co. .......................................   EGPT           42,386        820,937         0.4
    CEMENT
  Compania de Minas Buenaventura S.A. - ADR{\/} .............   PERU           50,900        788,950         0.4
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

         1522
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Hindalco Industries Ltd.: .................................   IND                --             --         0.3
    METALS - NON-FERROUS
    "GDR"{\/} ...............................................   --             34,200   $    666,900          --
    Common ..................................................   --              1,802         34,278          --
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           14,670        637,228         0.3
    CHEMICALS
  Larsen & Toubro Ltd. - Reg S GDR{c} {\/} ..................   IND            37,100        488,793         0.2
    CEMENT
  Grupo Mexico S.A. "L" .....................................   MEX           147,100        468,914         0.2
    METALS - NON-FERROUS
  Siderca S.A. "A" ..........................................   ARG           187,600        452,161         0.2
    METALS - STEEL
  Nan Ya Plastics Corp. .....................................   TWN           255,000        421,520         0.2
    PLASTICS & RUBBER
  Kuala Lumpur Kepong Bhd. ..................................   MAL           153,000        357,689         0.2
    FOREST PRODUCTS
  Titan Cement Co., S.A. ....................................   GREC            4,000        342,392         0.2
    BUILDING MATERIALS & COMPONENTS
  AECI Ltd. .................................................   SAFR           66,900        331,024         0.2
    CHEMICALS
  Makhteshim Chemical Works Ltd.-/- .........................   ISRL           37,330        317,040         0.2
    CHEMICALS
  Pannonplast Rt. ...........................................   HGRY            7,188        305,009         0.2
    MISC. MATERIALS & COMMODITIES
  Torah Portland Cement Co. .................................   EGPT           14,100        298,990         0.1
    CEMENT
  Dhan Fibres Ltd.-/- .......................................   PAK         4,273,000        291,010         0.1
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- ........................   TRKY        5,880,600        288,438         0.1
    GLASS
  Golden Hope Plantations Bhd. ..............................   MAL           227,000        283,443         0.1
    FOREST PRODUCTS
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" .............   MEX           241,000        257,218         0.1
    CEMENT
  Formosa Plastics Corp. ....................................   TWN           127,000        217,637         0.1
    CHEMICALS
  HI Cement Corp. ...........................................   PHIL        1,623,000        194,517         0.1
    CEMENT
  Agros Holding S.A. "C"-/- .................................   POL             8,726        192,826         0.1
    MISC. MATERIALS & COMMODITIES
  Malakoff Bhd. .............................................   MAL            66,000        174,811         0.1
    FOREST PRODUCTS
  Engro Chemicals Pakistan Ltd. .............................   PAK            77,924        173,714         0.1
    CHEMICALS
  Israel Chemicals Ltd. .....................................   ISRL          130,676        157,637         0.1
    CHEMICALS
  Fauji Fertilizer Co., Ltd. ................................   PAK            71,900        141,841         0.1
    CHEMICALS
  Pohang Iron & Steel Co., Ltd. .............................   KOR             2,310        125,269         0.1
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

         1523
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Maderas y Sinteticos S.A. - ADR{\/} .......................   CHLE            8,400   $     80,325          --
    MISC. MATERIALS & COMMODITIES
  Associated Cement Cos., Ltd. ..............................   IND                51          2,009          --
    CEMENT
  Dewan Salman Fibre Ltd.-/- ................................   PAK                 4              2          --
    CHEMICALS
                                                                                        ------------
                                                                                          26,167,765
                                                                                        ------------
Multi-Industry/Miscellaneous (10.6%)
  Haci Omer Sabanci Holding AS: .............................   TRKY               --             --         1.1
    CONGLOMERATE
    Common ..................................................   --         27,128,500      1,982,363          --
    Reg S ADR-/- {c} {\/} ...................................   --             10,700        193,938          --
  Barlow Ltd. ...............................................   SAFR          220,377      2,130,711         1.0
    CONGLOMERATE
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ............   UK            263,400      2,075,592         1.0
    COUNTRY FUNDS
  Rembrandt Group Ltd. ......................................   SAFR          213,660      1,945,247         1.0
    CONGLOMERATE
  NASR (El) City Company For Housing & Construction .........   EGPT           27,170      1,668,849         0.8
    MISCELLANEOUS
  Central Asia Regional Growth Fund-/- {\/} (::) ............   IRE           156,000      1,659,840         0.8
    COUNTRY FUNDS
  Koc Holding AS ............................................   TRKY        7,734,450      1,641,345         0.8
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX           251,000      1,582,456         0.8
    MULTI-INDUSTRY
  Dogan Sirketler Grubu Holding AS-/- .......................   TRKY       15,917,000        908,177         0.4
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V. .........................   MEX           160,832        854,479         0.4
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................   ISRL           31,615        802,231         0.4
    CONGLOMERATE
  John Keells Holdings Ltd.-/- ..............................   SLNKA         143,750        761,003         0.4
    MULTI-INDUSTRY
  Anglo American Corporation of South Africa Ltd. ...........   SAFR           12,207        722,393         0.4
    CONGLOMERATE
  Romanian Growth Fund-/- ...................................   ROM            75,800        526,810         0.3
    COUNTRY FUNDS
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX            97,800        490,155         0.2
    MULTI-INDUSTRY
  Ayala Corp. ...............................................   PHIL          803,400        356,064         0.2
    CONGLOMERATE
  Alfa, S.A. de C.V. "A" ....................................   MEX            64,000        349,847         0.2
    CONGLOMERATE
  Antofagasta Holdings PLC ..................................   UK             56,300        307,390         0.2
    CONGLOMERATE
  Quinenco S.A. - ADR-/- {\/} ...............................   CHLE           27,900        287,719         0.1
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1524
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  ONA (Omnium Nord Africain) S.A. "A" .......................   MOR             1,590   $    168,505         0.1
    CONGLOMERATE
  KEC International Ltd. ....................................   IND               300            287          --
    MISCELLANEOUS
                                                                                        ------------
                                                                                          21,415,401
                                                                                        ------------
Consumer Non-Durables (8.2%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX           277,610      2,058,313         1.0
    BEVERAGES - ALCOHOLIC
  Hindustan Lever Ltd. ......................................   IND            51,000      2,026,379         1.0
    PERSONAL CARE/COSMETICS
  ITC Ltd. ..................................................   IND            92,128      1,829,677         0.9
    TOBACCO
  South African Breweries Ltd. ..............................   SAFR           53,912      1,809,693         0.9
    BEVERAGES - ALCOHOLIC
  Gruma S.A. "B"-/- .........................................   MEX           495,083      1,138,632         0.6
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} {\/} ...........   EGPT           33,135      1,053,693         0.5
    BEVERAGES - ALCOHOLIC
  Eastern Tobacco Co. .......................................   EGPT           43,845        998,674         0.5
    TOBACCO
  Embotelladora Andina S.A. "B" - ADR{\/} ...................   CHLE           42,247        855,502         0.4
    BEVERAGES - NON-ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE           21,346        589,683         0.3
    BEVERAGES - ALCOHOLIC
  Hellenic Bottling Co. S.A. ................................   GREC           15,140        563,667         0.3
    BEVERAGES - NON-ALCOHOLIC
  C.G. Smith Foods Ltd. .....................................   SAFR           33,000        515,982         0.3
    FOOD
  San Miguel Corp. "B" ......................................   PHIL          309,000        509,213         0.3
    BEVERAGES - ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................   BRZL          663,129        432,034         0.2
    BEVERAGES - ALCOHOLIC
  SUN Brewing Ltd. - GDR-/- {\/} ............................   RUS            22,600        403,122         0.2
    BEVERAGES - ALCOHOLIC
  Far Eastern Textile Ltd. ..................................   TWN           428,000        389,445         0.2
    TEXTILES & APPAREL
  Rothmans of Pall Mall Bhd. ................................   MAL            45,900        381,466         0.2
    TOBACCO
  Pepsi-Gemex S.A. - GDR-/- {\/} ............................   MEX            26,300        356,694         0.2
    BEVERAGES - NON-ALCOHOLIC
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) .................   POL             2,018        200,968         0.1
    BEVERAGES - ALCOHOLIC
  Carlsberg Brewery Malaysia Bhd. ...........................   MAL            44,500        155,149         0.1
    BEVERAGES - ALCOHOLIC
  Nong Shim Co., Ltd. .......................................   KOR             2,000         87,191          --
    FOOD
  Oriental Weavers "C"-/- ...................................   EGPT            3,400         70,948          --
    TEXTILES & APPAREL

    The accompanying notes are an integral part of the financial statements.

         1525
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Erciyas Biracilik ve Malt Sanayii AS ......................   TRKY          136,000   $     22,054          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          16,448,179
                                                                                        ------------
Technology (2.7%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ............   TWN           128,164      2,643,383         1.3
    COMPUTERS & PERIPHERALS
  Formula Systems Ltd.-/- ...................................   ISRL           16,415        634,454         0.3
    SOFTWARE
  Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS ...   TRKY        3,198,100        505,806         0.3
    TELECOM TECHNOLOGY
  Delta Electronics, Inc. ...................................   TWN           120,000        440,400         0.2
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. ..........................   ISRL            2,459        351,172         0.2
    SEMICONDUCTORS
  Samsung Electronics (1/2 of Common Share) - GDR{\/} .......   KOR            11,300        316,400         0.2
    SEMICONDUCTORS
  United Microelectronics Corporation Ltd.-/- ...............   TWN           158,000        297,119         0.1
    SEMICONDUCTORS
  Tadiran Ltd. ..............................................   ISRL            7,000        272,639         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           5,461,373
                                                                                        ------------
Health Care (2.1%)
  Teva Pharmaceutical Industries Ltd. .......................   ISRL           29,600      1,255,350         0.6
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. .................................   IND            75,000      1,253,779         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY            7,266        775,646         0.4
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) .................................................   EGPT            9,000        642,763         0.3
    PHARMACEUTICALS
  EGIS Rt. ..................................................   HGRY            5,920        308,743         0.2
    PHARMACEUTICALS
  Medison Co., Ltd. .........................................   KOR            10,200         83,559          --
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,319,840
                                                                                        ------------
Consumer Durables (1.8%)
  Imperial Holdings Ltd. ....................................   SAFR           58,161        794,282         0.4
    AUTOMOBILES
  Hon Hai Precision Industry-/- .............................   TWN           120,400        701,146         0.3
    CONSUMER ELECTRONICS
  Qingling Motors Co., Ltd.{*} ..............................   CHNA        1,475,000        637,951         0.3
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd.: ................   IND                --             --         0.3
    AUTOMOBILES
    GDR{\/} .................................................   --             84,000        611,100          --
    Common ..................................................   --                980          6,859          --

    The accompanying notes are an integral part of the financial statements.

         1526
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (Continued)
  Mahindra & Mahindra Ltd. - GDR{\/} ........................   IND            42,600   $    317,370         0.2
    AUTOMOBILES
  Ford Otomotiv Sanayi AS ...................................   TRKY          377,000        271,712         0.1
    AUTOMOBILES
  Tofas Turk Otomobil Fabrikasi AS ..........................   TRKY        4,909,000        255,524         0.1
    AUTOMOBILES
  Arcelik AS ................................................   TRKY        2,024,800        227,005         0.1
    APPLIANCES & HOUSEHOLD DURABLES
  BEC World Public Co., Ltd. ................................   THAI            6,100         32,238          --
    CONSUMER ELECTRONICS
                                                                                        ------------
                                                                                           3,855,187
                                                                                        ------------
Capital Goods (1.8%)
  NICE-Systems Ltd.-/- ......................................   ISRL           15,910        663,132         0.3
    TELECOM EQUIPMENT
  Taiwan Semiconductor Manufacturing Co.-/- .................   TWN           145,000        626,706         0.3
    MACHINERY & ENGINEERING
  Corporacion GEO, S.A. de C.V. "B"-/- ......................   MEX            63,800        441,403         0.2
    CONSTRUCTION
  ECI Telecommunications Ltd.{\/} ...........................   ISRL           13,100        399,550         0.2
    TELECOM EQUIPMENT
  Arabian International Construction-/- .....................   EGPT            7,319        344,170         0.2
    CONSTRUCTION
  Netas Telekomunik-/- ......................................   TRKY          724,500        269,784         0.1
    TELECOM EQUIPMENT
  Elektrim Spolka Akcyjna S.A. ..............................   POL            15,630        223,352         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Display Devices Co. ...............................   KOR             3,690        183,809         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ...................................   KOR            36,240        179,436         0.1
    INDUSTRIAL COMPONENTS
  Samsung Electro-Mechanics Co. .............................   KOR             6,200        130,037         0.1
    ELECTRICAL PLANT/EQUIPMENT
  Sindo Ricoh Co. ...........................................   KOR             3,100        109,139         0.1
    OFFICE EQUIPMENT
  Delta Electronics (Thailand) Public Co., Ltd. - Foreign ...   THAI            8,000         82,487          --
    ELECTRICAL PLANT/EQUIPMENT
  LG Electronics ............................................   KOR             5,225         62,230          --
    ELECTRICAL PLANT/EQUIPMENT
  Madeco S.A. - ADR{\/} .....................................   CHLE            2,400         38,400          --
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           3,753,635
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $185,429,876) ................                            191,125,942        94.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1527
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (1.2%)
  Pakistan (0.1%)
    Republic of Pakistan, 6% due 2/26/02 - Reg S{c} .........   USD           250,000   $    235,625         0.1
  Russia (1.1%)
    Bank for Foreign Economic Affairs (Venesheconombank)
     Interest Notes, 6.72% due 12/15/15+ ....................   USD         3,000,000      2,163,750         1.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $2,264,540) ................................................                              2,399,375
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $2,264,540) ............                              2,399,375         1.2
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Delta Electronics (Thailand) Public Co., Ltd. (UNAV NP
   RTS), due 5/15/98 - Foreign ..............................   THAI            4,000         40,207          --
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Development Rights, due 5/13/98 ...................   KOR               530          9,210          --
    ELECTRICAL PLANT/EQUIPMENT
  Samsung Electronics Rights, due 5/27/98 - GDR 144A{.}
   {\/} .....................................................   KOR               899          8,943          --
    SEMICONDUCTORS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $34,933) .................................                                 58,360          --
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ...............   PHIL          708,400          2,034          --
                                                                                        ------------       -----
    OIL

TOTAL INVESTMENTS (cost $187,729,349)  * ....................                            193,585,711        95.2
Other Assets and Liabilities ................................                              9,695,248         4.8
                                                                                        ------------       -----

NET ASSETS ..................................................                           $203,280,959       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {*}  Security denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {.:} Each Centenary Linked Unit consists of 1 registered deferred share of De Beers Consolidated Mine + 1 Centenary Depositary Receipt.
          + The coupon rate shown on floating rate note represents the rate at period end.
        {=} Each unit represents one preferred share of Unibanco and one preferred "B" share of Unibanco Holdings.
          * For Federal income tax purposes, cost is $189,023,855 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,939,088
                 Unrealized depreciation:           (17,377,232)
                                                  -------------
                 Net unrealized appreciation:     $   4,561,856
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1528
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS        OTHER      TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    3.5                                   3.5
Brazil (BRZL/BRL) ....................   14.2                                  14.2
Chile (CHLE/CLP) .....................    4.5                                   4.5
China (CHNA/RMB) .....................    0.3                                   0.3
Egypt (EGPT/EGP) .....................    7.0                                   7.0
Greece (GREC/GRD) ....................    3.3                                   3.3
Hong Kong (HK/HKD) ...................    0.3                                   0.3
Hungary (HGRY/HUF) ...................    2.6                                   2.6
India (IND/INR) ......................    5.2                                   5.2
Ireland (IRE/IEP) ....................    0.8                                   0.8
Israel (ISRL/ILS) ....................    3.7                                   3.7
Kazakhstan (KAZ/KTS) .................    0.3                                   0.3
Korea (KOR/KRW) ......................    0.9                                   0.9
Malaysia (MAL/MYR) ...................    2.2                                   2.2
Mexico (MEX/MXN) .....................   11.0                                  11.0
Morocco (MOR/MAD) ....................    0.1                                   0.1
Pakistan (PAK/PKR) ...................    1.1         0.1                       1.2
Peru (PERU/PES) ......................    2.3                                   2.3
Philippines (PHIL/PHP) ...............    2.0                                   2.0
Poland (POL/PLZ) .....................    0.5                                   0.5
Romania (ROM/ROL) ....................    0.3                                   0.3
Russia (RUS/SUR) .....................    3.8         1.1                       4.9
South Africa (SAFR/ZAR) ..............   10.8                                  10.8
Sri Lanka (SLNKA/LKR) ................    0.6                                   0.6
Taiwan (TWN/TWD) .....................    4.2                                   4.2
Thailand (THAI/THB) ..................    0.4                                   0.4
Turkey (TRKY/TRL) ....................    6.9                                   6.9
United Kingdom (UK/GBP) ..............    1.2                                   1.2
United States (US/USD) ...............                               4.8        4.8
                                        ------        ---            ---      -----
Total  ...............................   94.0         1.2            4.8      100.0
                                        ------        ---            ---      -----
                                        ------        ---            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $203,280,959.

    The accompanying notes are an integral part of the financial statements.

         1529
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $187,729,349) (Note 1)......  $193,585,711
  U.S. currency.............................................  $      738
  Foreign currencies (cost $8,611,907)......................   8,665,582     8,666,320
                                                              ----------
  Receivable for Fund shares sold.......................................     3,696,199
  Receivable for securities sold........................................     3,162,673
  Dividends receivable..................................................       805,918
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2)........       459,815
  Interest receivable...................................................        90,413
                                                                          ------------
    Total assets........................................................   210,467,049
                                                                          ------------
Liabilities:
  Payable for loan outstanding (Note 1).................................     3,353,000
  Payable for securities purchased......................................     1,872,212
  Payable for Fund shares repurchased...................................       788,130
  Payable for investment management and administration fees (Note 2)....       479,744
  Payable for transfer agent fees (Note 2)..............................       243,519
  Payable for printing and postage expenses.............................       131,413
  Payable for service and distribution expenses (Note 2)................       123,207
  Payable for custodian fees............................................        57,525
  Payable for professional fees.........................................        33,130
  Payable for registration and filing fees..............................        22,556
  Payable for fund accounting fees (Note 2).............................         4,139
  Payable for Directors' fees and expenses (Note 2).....................         1,115
  Other accrued expenses................................................        76,400
                                                                          ------------
    Total liabilities...................................................     7,186,090
                                                                          ------------
Net assets..............................................................  $203,280,959
                                                                          ------------
                                                                          ------------
Class A:
Net asset value and redemption price per share ($100,647,556 DIVIDED BY
 8,035,606 shares outstanding)..........................................  $      12.53
                                                                          ------------
                                                                          ------------
Maximum offering price per share (100/95.25 of $12.53) *................  $      13.15
                                                                          ------------
                                                                          ------------
Class B:+
Net asset value and offering price per share ($100,831,448 DIVIDED BY
 8,244,890 shares outstanding)..........................................  $      12.23
                                                                          ------------
                                                                          ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per
 share ($1,801,955 DIVIDED BY 142,562 shares outstanding)...............  $      12.64
                                                                          ------------
                                                                          ------------
Net assets consist of:
  Paid in capital (Note 4)..............................................  $246,288,977
  Undistributed net investment income...................................        73,763
  Accumulated net realized loss on investments and foreign currency
   transactions.........................................................   (48,990,457)
  Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies................................................        52,314
  Net unrealized appreciation of investments............................     5,856,362
                                                                          ------------
Total -- representing net assets applicable to capital shares outstanding............................................................  $203,280,959
                                                                          ------------
                                                                          ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1530
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                            STATEMENT OF OPERATIONS

                        Six months ended April 30, 1998

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $111,452)..............................  $ 2,595,058
  Securities lending income.................................................................       85,994
  Interest income...........................................................................       73,454
                                                                                              -----------
    Total investment income.................................................................    2,754,506
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,027,785
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   249,648
    Class B....................................................................      540,658      790,306
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      778,300
  Interest expense (Note 1).................................................................      347,489
  Custodian fees............................................................................      121,000
  Printing and postage expenses.............................................................      108,600
  Professional fees.........................................................................       68,214
  Registration and filing fees..............................................................       47,060
  Fund accounting fees (Note 2).............................................................       27,756
  Directors' fees and expenses (Note 2).....................................................        6,878
  Other expenses (Note 1)...................................................................        5,429
                                                                                              -----------
    Total expenses before reductions........................................................    3,328,817
                                                                                              -----------
      Expenses reimbursed by Chancellor LGT Asset Management, Inc...........................     (609,815)
      Expense reductions (Note 5)...........................................................      (38,259)
                                                                                              -----------
    Total net expenses......................................................................    2,680,743
                                                                                              -----------
Net investment income.......................................................................       73,763
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments.............................................  (35,414,012)
  Net realized loss on foreign currency transactions...........................   (2,083,497)
                                                                                 -----------
    Net realized loss during the period.....................................................  (37,497,509)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      672,976
  Net change in unrealized appreciation of investments.........................   40,080,042
                                                                                 -----------
    Net unrealized appreciation during the period...........................................   40,753,018
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................    3,255,509
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $ 3,329,272
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1531
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                         APRIL 30, 1998    OCTOBER 31, 1997
                                                                        ----------------   ----------------
Decrease in net assets
Operations:
  Net investment income (loss)........................................   $      73,763      $    (1,050,632)
  Net realized gain (loss) on investments and foreign currency
   transactions.......................................................     (37,497,509)          26,113,895
  Net change in unrealized appreciation (depreciation) on translation
   of assets and liabilities in foreign currencies....................         672,976             (282,179)
  Net change in unrealized appreciation (depreciation) of
   investments........................................................      40,080,042          (52,070,476)
                                                                        ----------------   ----------------
    Net increase (decrease) in net assets resulting from operations...       3,329,272          (27,289,392)
                                                                        ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..........................................              --              (37,319)
  In excess of net investment income..................................              --             (104,807)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income..........................................              --               (4,161)
  In excess of net investment income..................................              --              (11,686)
                                                                        ----------------   ----------------
    Total distributions...............................................              --             (157,973)
                                                                        ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested....................     296,466,663        1,140,272,411
  Decrease from capital shares repurchased............................    (339,416,025)      (1,314,030,266)
                                                                        ----------------   ----------------
    Net decrease from capital share transactions......................     (42,949,362)        (173,757,855)
                                                                        ----------------   ----------------
Total decrease in net assets..........................................     (39,620,090)        (201,205,220)
Net assets:
  Beginning of period.................................................     242,901,049          444,106,269
                                                                        ----------------   ----------------
  End of period.......................................................   $ 203,280,959*     $   242,901,049*
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------
 * Includes undistributed net investment income of....................   $      73,763      $            --
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

         1532
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                          CLASS A+
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30,      ---------------------------------------------------------
                                           1998 (d)      1997 (d)    1996 (d)    1995 (d)      1994        1993
                                          ----------     ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  12.20       $  14.26    $  13.85    $  18.81    $  14.42    $  11.10
                                          ----------     ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income (loss)..........      0.02*            --        0.11        0.13       (0.02)       0.02**
  Net realized and unrealized gain
   (loss) on investments................      0.31          (2.05)       0.30       (4.32)       4.68        3.38
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      0.33          (2.05)       0.41       (4.19)       4.66        3.40
                                          ----------     ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............        --             --          --          --       (0.01)      (0.08)
  From net realized gain on
   investments..........................        --             --          --       (0.77)      (0.26)         --
  In excess of net investment income....        --          (0.01)         --          --          --          --
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Total distributions.................        --          (0.01)         --       (0.77)      (0.27)      (0.08)
                                          ----------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  12.53       $  12.20    $  14.26    $  13.85    $  18.81    $  14.42
                                          ----------     ---------   ---------   ---------   ---------   ---------
                                          ----------     ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      2.79%(b)     (14.45)%      2.96%     (23.04)%     32.58%      30.90%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $100,648       $113,319    $224,964    $252,457    $417,322    $187,808
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      0.31%(a)      (0.01)%      0.76%       0.89%      (0.11)%       0.1%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     (0.30)%(a)     (0.09)%      0.64%       0.87%        N/A       (0.11)%
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      1.96%(a)       2.10%       1.96%       2.12%       2.06%        2.4%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.57%(a)       2.18%       2.08%       2.14%        N/A        2.61%
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.33%(a)        N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............       117%(a)        150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016       $ 0.0015    $ 0.0040         N/A         N/A         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
 *** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1533
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ---------------------------------------------------------------------------
                                                                                                           APRIL 1,
                                          SIX MONTHS                                                         1993
                                            ENDED                    YEAR ENDED OCTOBER 31,                   TO
                                          APRIL 30,       ---------------------------------------------   OCTOBER 31,
                                           1998 (d)       1997 (d)    1996 (d)    1995 (d)      1994         1993
                                          ----------      ---------   ---------   ---------   ---------   -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $  11.94        $  14.02    $  13.68    $  18.68    $  14.39     $ 11.47
                                          ----------      ---------   ---------   ---------   ---------   -----------
Income from investment operations:
  Net investment income (loss)..........     (0.01) *        (0.08)       0.04        0.06       (0.12)       0.00***
  Net realized and unrealized gain
   (loss) on investments................      0.30           (2.00)       0.30       (4.29)       4.67        2.92
                                          ----------      ---------   ---------   ---------   ---------   -----------
    Net increase (decrease) from
     investment operations..............      0.29           (2.08)       0.34       (4.23)       4.55        2.92
                                          ----------      ---------   ---------   ---------   ---------   -----------
Distributions to shareholders:
  From net investment income............        --              --          --          --          --          --
  From net realized gain on
   investments..........................        --              --          --       (0.77)      (0.26)         --
  In excess of net investment income....        --              --          --          --          --          --
                                          ----------      ---------   ---------   ---------   ---------   -----------
    Total distributions.................        --              --          --       (0.77)      (0.26)         --
                                          ----------      ---------   ---------   ---------   ---------   -----------
Net asset value, end of period..........  $  12.23        $  11.94    $  14.02    $  13.68    $  18.68     $ 14.39
                                          ----------      ---------   ---------   ---------   ---------   -----------
                                          ----------      ---------   ---------   ---------   ---------   -----------

Total investment return (c).............      2.51%(b)      (14.91)%      2.49%     (23.37)%     31.77%       25.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $100,831        $127,658    $216,004    $225,861    $291,289     $32,318
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......     (0.19)%(a)      (0.51)%      0.26%       0.39%      (0.61)%      (0.4)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................     (0.80)%(a)      (0.59)%      0.14%       0.37%        N/A       (0.61)% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      2.46%(a)        2.60%       2.46%       2.62%       2.56%        2.9% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      3.07%(a)        2.68%       2.58%       2.64%        N/A        3.11% (a)
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.33%(a)         N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............       117%(a)         150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016        $ 0.0015    $ 0.0040         N/A         N/A         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
 *** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1534
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                         ADVISOR CLASS+++
                                          -----------------------------------------------
                                          SIX MONTHS   YEAR ENDED OCTOBER    JUNE 1, 1995
                                            ENDED              31,                TO
                                          APRIL 30,    -------------------   OCTOBER 31,
                                           1998 (d)    1997 (d)   1996 (d)       1995
                                          ----------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 12.27     $ 14.38    $ 13.88      $14.71
                                          ----------   --------   --------   ------------
Income from investment operations:
  Net investment income (loss)..........      0.05*       0.05       0.18        0.08
  Net realized and unrealized gain
   (loss) on investments................      0.32       (2.05)      0.32       (0.91)
                                          ----------   --------   --------   ------------
    Net increase (decrease) from
     investment operations..............      0.37       (2.00)      0.50       (0.83)
                                          ----------   --------   --------   ------------
Distributions to shareholders:
  From net investment income............        --       (0.03)        --          --
  From net realized gain on
   investments..........................        --          --         --          --
  In excess of net investment income....        --       (0.08)        --          --
                                          ----------   --------   --------   ------------
    Total distributions.................        --       (0.11)        --          --
                                          ----------   --------   --------   ------------
Net asset value, end of period..........   $ 12.64     $ 12.27    $ 14.38      $13.88
                                          ----------   --------   --------   ------------
                                          ----------   --------   --------   ------------

Total investment return (c).............      3.10%(b)  (14.05)%     3.60%      (5.71)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 1,802     $ 1,924    $ 3,139      $1,675
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      0.81%(a)    0.49%      1.26%       1.39% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      0.20%(a)    0.41%      1.14%       1.37% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      1.46%(a)    1.60%      1.46%       1.62% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.07%(a)    1.68%      1.58%       1.64% (a)
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.33%(a)     N/A        N/A         N/A
Portfolio turnover rate++++.............       117%(a)     150%       104%        114%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0016     $0.0015    $0.0040         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
 *** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1535
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)
GT Global Emerging Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and the Fund was renamed AIM Emerging Markets Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when GT Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value,

         1536
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $16,035,409 were on loan to brokers. The loans were secured by cash collateral of $16,583,830 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic

         1537
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received securities lending fees of $85,994.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $10,198,442, of which $5,776,568 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of its total assets. On April 30, 1998, the Fund had $3,353,000 in loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $10,572,144, with a weighted average interest rate of 6.29%. Interest expense for the Fund for the six months ended April 30, 1998 was $334,748. Other interest expense charges amounted to $12,741.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the six months ended April 30, 1998, GT Global retained $8,591 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $1,590 for the six months ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the six months ended April 30, 1998, GT Global collected CDSCs in the amount of $565,010. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B

         1538
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $123,495,635 and $178,354,580 respectively. There were no purchases or sales of U.S. government obligations by the Fund for the six months ended April 30, 1998.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1539
                           AIM EMERGING MARKETS FUND
                   (FORMERLY GT GLOBAL EMERGING MARKETS FUND)

                           CAPITAL SHARE TRANSACTIONS

                                               SIX MONTHS ENDED               YEAR ENDED
                                                APRIL 30, 1998             OCTOBER 31, 1997
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   17,134,342  $ 200,989,101   57,294,454  $ 859,844,827
Shares issued in connection with
  reinvestment of distributions.........           --             --        8,654        123,333
                                          -----------  -------------  -----------  -------------
                                           17,134,342    200,989,101   57,303,108    859,968,160
Shares repurchased......................  (18,390,591)  (216,637,505) (63,783,507)  (962,241,730)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (1,256,249) $ (15,648,404)  (6,480,399) $(102,273,570)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,798,521  $  55,553,088   16,394,355  $ 245,887,976
Shares repurchased......................   (7,248,568)   (83,530,468) (21,109,926)  (316,251,415)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (2,450,047) $ (27,977,380)  (4,715,571) $ (70,363,439)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    3,375,138  $  39,924,474    2,213,447  $  34,400,471
Shares issued in connection with
  reinvestment of distributions.........           --             --        1,106         15,804
                                          -----------  -------------  -----------  -------------
                                            3,375,138     39,924,474    2,214,553     34,416,275
Shares repurchased......................   (3,389,407)   (39,248,052)  (2,275,943)   (35,537,121)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (14,269) $     676,422      (61,390) $  (1,120,846)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended April 30, 1998, the Fund's expenses were reduced by $38,259 under these arrangements.

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter, and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1540
                         GT GLOBAL EMERGING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Emerging Markets Fund and
Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Emerging Markets Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Emerging Markets Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1541
                        GT GLOBAL EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (18.6%)
  LUKoil Holding - ADR{\/} .................................   RUS             68,826   $  5,764,178         2.4
    OIL
  Sasol Ltd. ...............................................   SAFR           402,507      4,853,515         2.0
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) Preferred ...........   BRZL        22,113,561      4,112,192         1.7
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ...   BRZL            85,389      3,415,560         1.4
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ..........................   VENZ         2,529,153      3,324,761         1.4
    ELECTRICAL & GAS UTILITIES
  Centrais Eletricas Brasileiras S.A.-Eletrobras "B" -
   ADR{\/} .................................................   BRZL           133,855      2,944,810         1.2
    ELECTRICAL & GAS UTILITIES
  Chilgener S.A. - ADR{\/} .................................   CHLE            88,263      2,383,101         1.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ...................................   CHLE            64,238      2,119,854         0.9
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ..........   CHLE           100,922      2,031,055         0.8
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ...................   BRZL         5,020,561      1,666,841         0.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ...............................   BRZL         6,360,473      1,627,044         0.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} .......................................   ARG             49,065      1,570,080         0.7
    OIL
  The Hub Power Co., Ltd. - GDR-/- {\/} ....................   PAK             49,150      1,535,938         0.6
    ENERGY SOURCES
  Unified Energy Systems - Reg S GDR-/- {c} {\/} ...........   RUS             37,000      1,156,246         0.5
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR-/- {\/} .............................   RUS            123,235      1,047,498         0.4
    OIL
  PTT Exploration and Production Public Co., Ltd. -
   Foreign .................................................   THAI           101,800      1,038,259         0.4
    OIL
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} .......   HGRY            35,800        774,175         0.3
    ENERGY SOURCES
  Manila Electric Co. "B" ..................................   PHIL           236,700        728,308         0.3
    ELECTRICAL & GAS UTILITIES
  Mosenergo - 144A ADR{.} {\/} .............................   RUS             15,000        630,000         0.3
    ELECTRICAL & GAS UTILITIES
  Electricity Generating Public Co., Ltd. - Foreign ........   THAI           329,100        548,500         0.2
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. .......................................   ARG             74,818        468,642         0.2
    OIL
  Tenaga Nasional Bhd. .....................................   MAL            194,000        419,585         0.2
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp. - ADR{\/} .....................   KOR             44,271        362,469         0.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - Reg. S GDR{c} ................................   IND             19,100        296,050         0.1
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd. ..............................................   KOR              7,543        102,145          --
    OIL

    The accompanying notes are an integral part of the financial statements.

         1542
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Energy (Continued)
  Guangdong Electric Power Development Co., Ltd. "B"+X+ ....   CHNA           127,800   $     72,084          --
    ENERGY SOURCES
  Pakistan State Oil Co., Ltd. .............................   PAK                 20            216          --
    OIL
                                                                                        ------------
                                                                                          44,993,106
                                                                                        ------------
Multi-Industry/Miscellaneous (16.1%)
  Barlow Ltd. ..............................................   SAFR           407,077      4,104,623         1.7
    CONGLOMERATE
  Anglo American Corporation of South Africa Ltd. ..........   SAFR            82,607      3,572,195         1.5
    CONGLOMERATE
  Delta Corporation Ltd. (subdivision)-/- ..................   ZBBW         2,187,074      3,114,504         1.3
    MULTI-INDUSTRY
  PT Telekomunikasi Indonesia ..............................   INDO         3,075,500      2,869,896         1.2
    MULTI-INDUSTRY
  Grupo Carso, S.A. de C.V. "A1" ...........................   MEX            396,200      2,519,547         1.0
    MULTI-INDUSTRY
  ITC Ltd.: ................................................   IND                 --             --         1.0
    MULTI-INDUSTRY
    Common .................................................   --             123,928      1,916,184          --
    GDR-/- {\/} ............................................   --              25,987        475,562          --
  The Saudi Arabian Investment Fund Ltd.-/- {\/} ...........   UK             211,000      2,110,000         0.9
    COUNTRY FUNDS
  PT Gudang Garam ..........................................   INDO           625,500      1,777,187         0.7
    MULTI-INDUSTRY
  China Resources Enterprise Ltd. ..........................   HK             623,000      1,708,616         0.7
    CONGLOMERATE
  Malaysian Resources Corp., Bhd. ..........................   MAL          2,556,000      1,520,240         0.6
    CONGLOMERATE
  Shanghai Industrial Holdings Ltd. ........................   HK             339,000      1,508,616         0.6
    MULTI-INDUSTRY
  Central Asia Regional Growth Fund-/- {\/} ................   IRE            156,000      1,485,120         0.6
    COUNTRY FUNDS
  NASR (El) City Company For Housing & Construction-/- .....   EGPT            18,870      1,304,195         0.5
    MISCELLANEOUS
  Billiton PLC-/- ..........................................   SAFR           395,102      1,158,199         0.5
    CONGLOMERATE
  Sanluis Corporacion, S.A. de C.V. ........................   MEX            145,432      1,128,622         0.5
    CONGLOMERATE
  John Keells Holdings Ltd. ................................   SLNKA          183,000        934,142         0.4
    MULTI-INDUSTRY
  Empresas La Moderna, S.A. de C.V. "A"-/- .................   MEX            186,000        913,293         0.4
    MULTI-INDUSTRY
  PT Bimantara Citra .......................................   INDO           965,000        887,047         0.4
    MULTI-INDUSTRY
  Romanian Growth Fund{\/} .................................   ROM             75,800        784,530         0.3
    COUNTRY FUNDS
  Koc Holding AS ...........................................   TRKY         1,827,500        687,480         0.3
    CONGLOMERATE
  Rembrandt Group Ltd. .....................................   SAFR            77,200        633,971         0.3
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1543
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Koor Industries Ltd. - ADR{\/} ...........................   ISRL            22,315   $    476,983         0.2
    CONGLOMERATE
  PT Hanjaya Mandala Sampoerna .............................   INDO           262,000        457,953         0.2
    MULTI-INDUSTRY
  Discount Investment Corp. ................................   ISRL            12,474        339,811         0.1
    MULTI-INDUSTRY
  Quinenco S.A. - ADR-/- {\/} ..............................   CHLE            21,500        314,438         0.1
    CONGLOMERATE
  KEC International Ltd.-/- ................................   IND            160,500        162,280         0.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                          38,865,234
                                                                                        ------------
Services (15.6%)
  Telecomunicacoes Brasileiras S.A. (Telebras): ............   BRZL                --             --         3.0
    TELEPHONE NETWORKS
    ADR{\/} ................................................   --              37,332      3,789,198          --
    Common .................................................   --          38,472,813      3,419,767          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ..........   MEX            122,827      5,312,268         2.2
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} .................................................   VENZ            85,004      3,718,925         1.5
    TELEPHONE NETWORKS
  Pick'n Pay Stores Ltd.: ..................................   SAFR                --             --         1.4
    RETAILERS-OTHER
    Common .................................................   --           1,646,589      2,481,865          --
    "N" ....................................................   --             719,798        987,665          --
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} ........   CHLE            84,227      2,337,299         1.0
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} .......................   PERU           100,740      1,989,615         0.8
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: .....................................   MEX                 --             --         0.6
    RETAILERS-OTHER
    "C" ....................................................   --             593,000      1,029,760          --
    "A" ....................................................   --             275,000        506,527          --
    "B" ....................................................   --              26,656         53,248          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ...............................................   BRZL         7,509,655      1,362,419         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ...................   ARG             42,183      1,186,397         0.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Preferred ....   BRZL         3,388,663        885,282         0.4
    TELEPHONE NETWORKS
  TelecomAsia Corp. - Foreign-/- ...........................   THAI         1,521,400        681,224         0.3
    TELEPHONE NETWORKS
  Santa Isabel S.A. - ADR{\/} ..............................   CHLE            36,543        676,046         0.3
    RETAILERS-FOOD
  PT Indosat ...............................................   INDO           264,500        598,625         0.3
    TELECOM - OTHER
  Danubius Hotel and Spa Rt.-/- ............................   HGRY            19,037        595,762         0.2
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

         1544
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Services (Continued)
  PT Citra Marga Nusaphala Persada .........................   INDO         2,073,000   $    591,873         0.2
    BUSINESS & PUBLIC SERVICES
  Mahanagar Telephone Nigam Ltd. ...........................   IND             84,400        588,062         0.2
    TELECOM - OTHER
  Portugal Telecom S.A. - Registered .......................   PORT            13,630        559,388         0.2
    TELEPHONE NETWORKS
  Sonae Investimentos-Sociedade Gestora de Participacoes
   Sociais S.A. ............................................   PORT            14,423        539,017         0.2
    RETAILERS-OTHER
  Migros Turk T.A.S. .......................................   TRKY           479,400        503,132         0.2
    RETAILERS-FOOD
  Investec-Consultoria Internacional S.A.-/- ...............   PORT            15,692        490,933         0.2
    BROADCASTING & PUBLISHING
  Super Sol Ltd. ...........................................   ISRL           127,545        367,036         0.2
    RETAILERS-FOOD
  Advanced Info. Service - Foreign .........................   THAI            68,300        366,985         0.2
    WIRELESS COMMUNICATIONS
  Indian Hotels Co., Ltd. ..................................   IND                 --             --         0.1
    LEISURE & TOURISM
    GDR-/- {\/} ............................................   --              20,200        348,450          --
    Common .................................................   --               3,000         48,573          --
  Konsortium Perkapalan Bhd. ...............................   MAL            182,000        341,694         0.1
    TRANSPORTATION - SHIPPING
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} ......   PAK              3,700        299,700         0.1
    TELEPHONE NETWORKS
  Guangshen Railway Co., Ltd. ..............................   HK             924,000        286,882         0.1
    TRANSPORTATION - ROAD & RAIL
  Vimpel-Communications - ADR-/- {\/} ......................   RUS              8,500        278,375         0.1
    WIRELESS COMMUNICATIONS
  BEC World Public Co., Ltd. - Foreign .....................   THAI            53,000        276,866         0.1
    BROADCASTING & PUBLISHING
  Estabelecimentos Jeronimo Martins & Filho, Sociedade
   Gestora de Participacoes Sociais S.A. ...................   PORT             4,141        270,885         0.1
    RETAILERS-OTHER
  Himachal Futuristic Communications Ltd. ..................   IND            450,000        241,423         0.1
    TELECOM - OTHER
  PT Matahari Putra Prima ..................................   INDO         1,109,000        216,240         0.1
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          38,227,406
                                                                                        ------------
Materials/Basic Industry (15.5%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ...............   MEX          1,012,344      4,461,588         1.8
    PAPER/PACKAGING
  SA Iron & Steel Industrial Corp., Ltd. (ISCOR) ...........   SAFR         6,948,244      3,611,353         1.5
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ......................   EGPT           169,935      3,526,151         1.5
    CEMENT
  Sappi Ltd. ...............................................   SAFR           427,859      2,713,035         1.1
    FOREST PRODUCTS
  Helwan Portland Cement Co.-/- ............................   EGPT           104,210      2,199,138         0.9
    CEMENT

    The accompanying notes are an integral part of the financial statements.

         1545
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Ameriyah Cement Co.-/- ...................................   EGPT            84,386   $  2,134,469         0.9
    CEMENT
  Industrias Penoles S.A. (CP) .............................   MEX            452,187      1,800,625         0.7
    METALS - NON-FERROUS
  Torah Portland Cement Co.-/- .............................   EGPT            60,900      1,665,794         0.7
    CEMENT
  De Beers Centenary AG - Linked Unit ......................   SAFR            68,900      1,644,432         0.7
    MISC. MATERIALS & COMMODITIES
  Apasco S.A. ..............................................   MEX            254,481      1,554,315         0.6
    CEMENT
  North Cairo Flour Mills-/- ...............................   EGPT            30,170      1,313,282         0.5
    MISC. MATERIALS & COMMODITIES
  Helioplis Housing-/- .....................................   EGPT             8,500      1,162,750         0.5
    BUILDING MATERIALS & COMPONENTS
  Pannonplast Rt. ..........................................   HGRY            18,188        999,145         0.4
    MISC. MATERIALS & COMMODITIES
  Pohang Iron & Steel Co., Ltd.: ...........................   KOR                 --             --         0.5
    METALS - STEEL
    ADR{\/} ................................................   --              52,475        852,719          --
    Common .................................................   --               2,580        114,060          --
  Paints & Chemical Industry-/- ............................   EGPT            20,500        687,413         0.3
    CHEMICALS
  Grupo Industrial Minera Mexico "L" .......................   MEX            231,300        686,975         0.3
    METALS - NON-FERROUS
  Cimpor-Cimentos de Portugal, SGPS S.A. ...................   PORT            23,585        597,004         0.2
    CEMENT
  Cosco Pacific Ltd. .......................................   HK             462,000        537,904         0.2
    PAPER/PACKAGING
  Hindalco Industries Ltd. .................................   IND             19,350        505,218         0.2
    METALS - NON-FERROUS
  Siam Cement Co., Ltd. - Foreign ..........................   THAI            57,200        486,627         0.2
    CEMENT
  Israel Chemicals Ltd. ....................................   ISRL           386,976        485,117         0.2
    CHEMICALS
  Maanshan Iron and Steel Co. "H"+X+ .......................   CHNA         2,874,000        457,312         0.2
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} ........   CHLE             8,500        440,938         0.2
    CHEMICALS
  PT Aneka Tambang-/- ......................................   INDO           940,000        366,574         0.2
    METALS - NON-FERROUS
  Dhan Fibres Ltd.-/- ......................................   PAK          4,273,000        325,286         0.1
    CHEMICALS
  Turk Sise ve Cam Fabrikalari AS-/- .......................   TRKY         3,564,000        306,035         0.1
    GLASS
  HI Cement Corp. ..........................................   PHIL         3,197,000        291,464         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. ............................   PAK             85,412        269,787         0.1
    CHEMICALS
  Agros Holding S.A.-/- ....................................   POL             11,876        249,123         0.1
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

         1546
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Materials/Basic Industry (Continued)
  Cahya Mata Sarawak Bhd. ..................................   MAL            229,000   $    222,878         0.1
    BUILDING MATERIALS & COMPONENTS
  Compania de Minas Buenaventura S.A. - ADR{\/} ............   PERU            11,800        211,663         0.1
    METALS - NON-FERROUS
  PT Indah Kiat Pulp & Paper Corp. Tbk .....................   INDO           517,000        198,015         0.1
    PAPER/PACKAGING
  Associated Cement Cos., Ltd. .............................   IND              5,086        163,542         0.1
    CEMENT
  Fauji Fertilizer Co., Ltd. ...............................   PAK             71,900        160,119         0.1
    MISC. MATERIALS & COMMODITIES
  Dewan Salman Fibre Ltd.-/- ...............................   PAK                  4              3          --
    CHEMICALS
                                                                                        ------------
                                                                                          37,401,853
                                                                                        ------------
Finance (15.1%)
  State Bank of India Ltd. .................................   IND            646,650      4,679,037         1.9
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred ...................   BRZL       155,867,458      3,956,070         1.6
    BANKS-MONEY CENTER
  ABSA Group Ltd. ..........................................   SAFR           631,687      3,742,844         1.5
    BANKS-REGIONAL
  Egyptian American Bank SAE-/- ............................   EGPT            72,790      2,344,266         1.0
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} .................................................   CHLE           114,258      1,913,822         0.8
    INVESTMENT MANAGEMENT
  Malayan Banking Bhd. .....................................   MAL            401,800      1,556,990         0.6
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} .................................................   PAN             36,337      1,444,396         0.6
    OTHER FINANCIAL
  Global Menkul Degerler AS-/- .............................   TRKY        60,574,257      1,403,558         0.6
    SECURITIES BROKER
  Banco de A. Edwards - ADR{\/} ............................   CHLE            74,184      1,288,947         0.5
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} .................................   PERU            67,200      1,205,400         0.5
    BANKS-MONEY CENTER
  Aksigorta A.S. ...........................................   TRKY        14,655,000      1,138,555         0.5
    INSURANCE - MULTI-LINE
  Commercial International Bank ............................   EGPT                --             --         0.4
    BANKS-MONEY CENTER
    144A GDR{.} {\/} .......................................   --              37,000        804,750          --
    Common .................................................   --              14,000        323,853          --
  Liberty Life Association of Africa Ltd. ..................   SAFR            36,900        920,582         0.4
    INSURANCE-LIFE
  Banco Frances del Rio de la Plata S.A. - ADR{\/} .........   ARG             34,978        861,333         0.4
    BANKS-MONEY CENTER
  Turkiye Is Bankasi (Isbank) "C" ..........................   TRKY         8,527,300        825,208         0.3
    BANKS-MONEY CENTER
  Kookmin Bank - GDR-/- {\/} ...............................   KOR            100,650        644,160         0.3
    BANKS-MONEY CENTER
  BPI-SGPS S.A. ............................................   PORT            27,269        613,475         0.3
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

         1547
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Finance (Continued)
  Thai Farmers Bank Public Co., Ltd. - Foreign .............   THAI           205,700   $    562,861         0.2
    BANKS-REGIONAL
  SM Prime Holdings, Inc. ..................................   PHIL         2,860,800        505,326         0.2
    REAL ESTATE
  Yapi ve Kredi Bankasi AS .................................   TRKY        16,419,347        501,299         0.2
    BANKS-REGIONAL
  C.G. Smith Ltd. ..........................................   SAFR           109,100        476,320         0.2
    INVESTMENT MANAGEMENT
  Nedcor Ltd. ..............................................   SAFR            22,000        461,954         0.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd. .......................................   ISRL           191,250        452,638         0.2
    BANKS-REGIONAL
  Metroplex Bhd. ...........................................   MAL          1,242,000        432,779         0.2
    REAL ESTATE
  JSC Kazkommertsbank Co. - GDR-/- {\/} ....................   KAZ             19,530        410,130         0.2
    BANKS-REGIONAL
  Muslim Commercial Bank Ltd.-/- ...........................   PAK            379,600        388,174         0.2
    BANKS-MONEY CENTER
  Bank Leumi Le - Israel ...................................   ISRL           242,645        372,565         0.2
    BANKS-REGIONAL
  Turkiye Garanti Bankasi AS ...............................   TRKY         6,533,800        338,410         0.1
    BANKS-REGIONAL
  Bank Slaski S.A. .........................................   POL              5,773        336,758         0.1
    BANKS-MONEY CENTER
  Belle Corp.-/- ...........................................   PHIL         3,542,000        322,917         0.1
    REAL ESTATE
  Ayala Land, Inc. "B" .....................................   PHIL           670,000        262,464         0.1
    REAL ESTATE
  Banco Santander Chile - ADR{\/} ..........................   CHLE            18,800        244,400         0.1
    BANKS-REGIONAL
  Land and House Public Co., Ltd. - Foreign ................   THAI           273,000        237,687         0.1
    REAL ESTATE
  Malaysian Assurance Alliance Bhd. ........................   MAL             79,100        142,565         0.1
    INSURANCE - MULTI-LINE
  Bangkok Bank Public Co., Ltd. - Foreign ..................   THAI            39,600        137,910         0.1
    BANKS-MONEY CENTER
  C & P Homes, Inc. ........................................   PHIL         1,487,000        112,266         0.1
    REAL ESTATE
  HDFC Bank Ltd. ...........................................   IND                500          1,118          --
    BANKS-MONEY CENTER
  Housing Development Finance Corp.-/- .....................   IND                  5            422          --
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          36,368,209
                                                                                        ------------
Consumer Non-Durables (9.0%)
  South African Breweries Ltd. .............................   SAFR           158,112      4,207,554         1.7
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. "B" .............   MEX            530,710      3,749,927         1.5
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

         1548
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Consumer Non-Durables (Continued)
  Gruma S.A. "B"-/- ........................................   MEX            678,283   $  2,664,393         1.1
    FOOD
  Eastern Tobacco Co.-/- ...................................   EGPT            99,245      2,488,422         1.0
    TOBACCO
  Companhia Cervejaria Brahma Preferred ....................   BRZL         3,909,129      2,446,752         1.0
    BEVERAGES - ALCOHOLIC
  C.G. Smith Foods Ltd. ....................................   SAFR           123,000      1,764,449         0.7
    FOOD
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.} -/- {\/} ......   EGPT            48,235      1,326,463         0.5
    BEVERAGES - ALCOHOLIC
  Embotelladora Andina S.A. "B" - ADR{\/} ..................   CHLE            51,047      1,046,464         0.4
    BEVERAGES - NON-ALCOHOLIC
  San Miguel Corp. "B" .....................................   PHIL           877,800        987,838         0.4
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. ADR{\/} .................   CHLE            30,046        732,371         0.3
    BEVERAGES - ALCOHOLIC
  Graboplast Rt. (Australian Certificates) .................   HGRY            10,319        556,323         0.2
    OTHER CONSUMER GOODS
  Kuala Lumpur Kepong Bhd. .................................   MAL            108,000        259,537         0.1
    OTHER CONSUMER GOODS
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ................   POL              3,416        255,218         0.1
    BEVERAGES - ALCOHOLIC
  La Tondena Distillers, Inc. ..............................   PHIL           149,400         91,513          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          22,577,224
                                                                                        ------------
Technology (3.7%)
  Asustek Computer Inc. - Reg. S GDR-/- {c} {\/} ...........   TWN            695,564      8,503,270         3.5
    COMPUTERS & PERIPHERALS
  Clal Electronics Industries Ltd. .........................   ISRL             2,159        312,828         0.1
    SEMICONDUCTORS
  LG Information & Communication ...........................   KOR              1,956        112,470         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           8,928,568
                                                                                        ------------
Capital Goods (2.5%)
  New World Infrastructure Ltd.-/- .........................   HK             929,000      1,838,771         0.8
    CONSTRUCTION
  Cheung Kong Infrastructure Holdings ......................   HK             586,000      1,516,171         0.6
    CONSTRUCTION
  United Engineers Ltd. ....................................   MAL            318,000        754,641         0.3
    CONSTRUCTION
  Irkutskenergo - ADR-/- {\/} ..............................   RUS             48,200        650,700         0.3
    ELECTRICAL PLANT/EQUIPMENT
  Daewoo Heavy Industries ..................................   KOR             86,000        501,667         0.2
    INDUSTRIAL COMPONENTS
  Elektrim Spolka Akcyjna S.A. .............................   POL             45,830        431,961         0.2
    ELECTRICAL PLANT/EQUIPMENT
  ECI Telecommunications Ltd.{\/} ..........................   ISRL             9,100        251,388         0.1
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

         1549
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                            COUNTRY       SHARES        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
Capital Goods (Continued)
  Sungmi Telecom Electronics Co. ...........................   KOR                189   $      9,247          --
    TELECOM EQUIPMENT
  Gujarat Telephone Cables-/- ..............................   IND              6,200            853          --
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           5,955,399
                                                                                        ------------
Consumer Durables (2.3%)
  Bajaj Auto Ltd. - GDR{\/} ................................   IND             81,000      1,441,800         0.6
    AUTO PARTS
  Arcelik AS ...............................................   TRKY         9,393,800      1,049,901         0.4
    APPLIANCES & HOUSEHOLD DURABLES
  Qingling Motors Co., Ltd.+X+ .............................   CHNA         1,475,000        963,616         0.4
    AUTOMOBILES
  Tata Engineering and Locomotive Co., Ltd. ................   IND            107,410        941,208         0.4
    AUTOMOBILES
  Samsung Electronics Co.: .................................   KOR                 --             --         0.3
    CONSUMER ELECTRONICS
    Common .................................................   --              14,801        586,279          --
    144A GDR{.} -/- {\/} ...................................   --               8,200        166,050          --
  PT Astra International, Inc. .............................   INDO           592,000        441,114         0.2
    AUTOMOBILES
                                                                                        ------------
                                                                                           5,589,968
                                                                                        ------------
Health Care (1.8%)
  Ranbaxy Laboratories Ltd. ................................   IND             75,000      1,460,918         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ...................   HGRY            14,046      1,306,278         0.5
    PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd. ......................   ISRL            16,640        774,717         0.3
    PHARMACEUTICALS
  Egypt International Pharmaceutical Industries Co.
   (EIPICO) ................................................   EGPT            10,000        723,529         0.3
    PHARMACEUTICALS
  PT Kalbe Farma ...........................................   INDO           524,000        321,114         0.1
    PHARMACEUTICALS
  Core Healthcare ..........................................   IND                 50             20          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           4,586,576
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $277,841,143) ...............                             243,493,543       100.2
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                        COUNTRY       RIGHTS        (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  PT Matahari Putra Prima Rights, expire 12/3/97 ...........   INDO                --        123,565         0.1
    RETAILERS-APPAREL
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 ................................................   BRZL                --            224          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) .....................................                                 123,789         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1550
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                      COUNTRY      WARRANTS       (NOTE 1)        ASSETS
------------------------------------------------------------  --------   ------------   ------------   -------------
  Belle Corp. Warrants, expire 2002 (cost $0) ..............   PHIL           708,400   $        131          --
    OIL
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $277,841,143)  * ...................                             243,617,463       100.3
Other Assets and Liabilities ...............................                                (716,414)       (0.3)
                                                                                        ------------       -----

NET ASSETS .................................................                            $242,901,049       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        +X+  Denominated in Hong Kong Dollars.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $279,135,649 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  17,948,897
                 Unrealized depreciation:           (53,467,083)
                                                  -------------
                 Net unrealized depreciation:     $ (35,518,186)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1551
                        GT GLOBAL EMERGING MARKETS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    1.8                                   1.8
Brazil (BRZL/BRL) ....................   12.3                                  12.3
Chile (CHLE/CLP) .....................    6.4                                   6.4
China (CHNA/RMB) .....................    0.6                                   0.6
Egypt (EGPT/EGP) .....................    9.0                                   9.0
Hong Kong (HK/HKD) ...................    3.0                                   3.0
Hungary (HGRY/HUF) ...................    1.6                                   1.6
India (IND/INR) ......................    5.4                                   5.4
Indonesia (INDO/IDR) .................    3.7         0.1                       3.8
Ireland (IRE/IEP) ....................    0.6                                   0.6
Israel (ISRL/ILS) ....................    1.6                                   1.6
Kazakhstan (KAZ/KTS) .................    0.2                                   0.2
Korea (KOR/KRW) ......................    1.6                                   1.6
Malaysia (MAL/MYR) ...................    2.3                                   2.3
Mexico (MEX/MXN) .....................   10.7                                  10.7
Pakistan (PAK/PKR) ...................    1.2                                   1.2
Panama (PAN/PND) .....................    0.6                                   0.6
Peru (PERU/PES) ......................    1.4                                   1.4
Philippines (PHIL/PHP) ...............    1.3                                   1.3
Poland (POL/PLZ) .....................    0.5                                   0.5
Portugal (PORT/PTE) ..................    1.2                                   1.2
Romania (ROM/ROL) ....................    0.3                                   0.3
Russia (RUS/SUR) .....................    4.0                                   4.0
South Africa (SAFR/ZAR) ..............   15.4                                  15.4
Sri Lanka (SLNKA/LKR) ................    0.4                                   0.4
Taiwan (TWN/TWD) .....................    3.5                                   3.5
Thailand (THAI/THB) ..................    1.8                                   1.8
Turkey (TRKY/TRL) ....................    2.7                                   2.7
United Kingdom (UK/GBP) ..............    0.9                                   0.9
United States (US/USD) ...............                              (0.3)      (0.3)
Venezuela (VENZ/VEB) .................    2.9                                   2.9
Zimbabwe (ZBBW/ZWD) ..................    1.3                                   1.3
                                        ------      -----          -----      -----
Total  ...............................  100.2         0.1           (0.3)     100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $242,901,049.

    The accompanying notes are an integral part of the financial statements.

         1552
                        GT GLOBAL EMERGING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $277,841,143) (Note 1)..........................  $243,617,463
  U.S. currency.................................................................  $  136,655
  Foreign currencies (cost $10,678,505).........................................  10,060,667   10,197,322
                                                                                  ----------
  Receivable for securities sold............................................................    7,396,760
  Receivable for Fund shares sold...........................................................    1,950,008
  Dividends receivable......................................................................      337,748
                                                                                              -----------
    Total assets............................................................................  263,499,301
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   12,193,150
  Payable for loan outstanding (Note 1).....................................................    6,184,000
  Payable for Fund shares repurchased.......................................................    1,396,848
  Payable for investment management and administration fees (Note 2)........................      246,040
  Payable for service and distribution expenses (Note 2)....................................      199,887
  Payable for printing and postage expenses.................................................      140,103
  Payable for transfer agent fees (Note 2)..................................................      104,492
  Payable for custodian fees (Note 1).......................................................       43,774
  Payable for professional fees.............................................................       42,768
  Payable for registration and filing fees..................................................       23,221
  Payable for fund accounting fees (Note 2).................................................        6,498
  Payable for Directors' fees and expenses (Note 2).........................................        4,348
  Other accrued expenses....................................................................       13,123
                                                                                              -----------
    Total liabilities.......................................................................   20,598,252
                                                                                              -----------
Net assets..................................................................................  $242,901,049
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($113,318,585 DIVIDED BY 9,291,855 shares
 outstanding)...............................................................................  $     12.20
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $12.20) *....................................  $     12.81
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($127,658,086 DIVIDED BY 10,694,937 shares
 outstanding)...............................................................................  $     11.94
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,924,378
 DIVIDED BY 156,831 shares outstanding).....................................................  $     12.27
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $289,238,339
  Accumulated net realized loss on investments and foreign currency transactions............  (11,492,948)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (620,662)
  Net unrealized depreciation of investments................................................  (34,223,680)
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $242,901,049
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1553
                        GT GLOBAL EMERGING MARKETS FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $260,697)..............................  $ 7,205,935
  Interest income...........................................................................    1,168,490
                                                                                              -----------
    Total investment income.................................................................    8,374,425
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,907,922
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   977,082
    Class B....................................................................    2,022,092    2,999,174
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,516,844
  Custodian fees (Note 1)...................................................................      349,533
  Printing and postage expenses.............................................................      237,674
  Registration and filing fees..............................................................      113,378
  Fund accounting fees (Note 2).............................................................      103,144
  Audit fees................................................................................       72,348
  Legal fees................................................................................       35,687
  Amortization of organization costs (Note 1)...............................................       16,342
  Directors' fees and expenses (Note 2).....................................................       13,636
  Other expenses (Note 1)...................................................................      385,661
                                                                                              -----------
    Total expenses before reductions........................................................    9,751,343
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (326,286)
                                                                                              -----------
    Total net expenses......................................................................    9,425,057
                                                                                              -----------
Net investment loss.........................................................................   (1,050,632)
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   29,128,765
  Net realized loss on foreign currency transactions...........................   (3,014,870)
                                                                                 -----------
    Net realized gain during the year.......................................................   26,113,895
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................     (282,179)
  Net change in unrealized depreciation of investments.........................  (52,070,476)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (52,352,655)
                                                                                              -----------
Net realized and unrealized loss on investments and foreign currencies......................  (26,238,760)
                                                                                              -----------
Net decrease in net assets resulting from operations........................................  $(27,289,392)
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1554
                        GT GLOBAL EMERGING MARKETS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED      YEAR ENDED
                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                  1997            1996
                                                                             --------------  --------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................  $   (1,050,632) $    2,628,437
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................      26,113,895      (5,528,958)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................        (282,179)         31,246
  Net change in unrealized appreciation (depreciation) of investments......     (52,070,476)     22,530,391
                                                                             --------------  --------------
    Net increase (decrease) in net assets resulting from operations........     (27,289,392)     19,661,116
                                                                             --------------  --------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................         (37,319)             --
  In excess of net investment income.......................................        (104,807)             --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................          (4,161)             --
  In excess of net investment income.......................................         (11,686)             --
                                                                             --------------  --------------
    Total distributions....................................................        (157,973)             --
                                                                             --------------  --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   1,140,272,411   1,443,673,824
  Decrease from capital shares repurchased.................................  (1,314,030,266) (1,499,221,358)
                                                                             --------------  --------------
    Net decrease from capital share transactions...........................    (173,757,855)    (55,547,534)
                                                                             --------------  --------------
Total decrease in net assets...............................................    (201,205,220)    (35,886,418)
Net assets:
  Beginning of year........................................................     444,106,269     479,992,687
                                                                             --------------  --------------
  End of year *............................................................  $  242,901,049  $  444,106,269
                                                                             --------------  --------------
                                                                             --------------  --------------
  * Includes undistributed net investment income of........................  $           --  $       41,480
                                                                             --------------  --------------
                                                                             --------------  --------------

    The accompanying notes are an integral part of the financial statements.

         1555
                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.26   $   13.85   $   18.81   $   14.42   $   11.10
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         --        0.11        0.13       (0.02)       0.02*
  Net realized and unrealized gain
   (loss) on investments................      (2.05)       0.30       (4.32)       4.68        3.38
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (2.05)       0.41       (4.19)       4.66        3.40
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.08)
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)         --
  In excess of net investment income....      (0.01)         --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.01)         --       (0.77)      (0.27)      (0.08)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.20   $   14.26   $   13.85   $   18.81   $   14.42
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............     (14.45)%      2.96%     (23.04)%     32.58%      30.90%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 113,319   $ 224,964   $ 252,457   $ 417,322   $ 187,808
Ratio of net investment income (loss) to
 average net assets.....................      (0.01)%      0.76%       0.89%      (0.11)%       0.1%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.10%       1.96%       2.12%       2.06%        2.4%*
  Without expense reductions............       2.18%       2.08%       2.14%        N/A         N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%         99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1556
                        GT GLOBAL EMERGING MARKETS FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B++
                                          -----------------------------------------------------------
                                                                                           APRIL 1,
                                                                                             1993
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,
                                           1997 (D)    1996 (D)    1995 (D)      1994        1993
                                          ----------  ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.02   $   13.68   $   18.68   $   14.39    $   11.47
                                          ----------  ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)..........      (0.08)       0.04        0.06       (0.12)        0.00**
  Net realized and unrealized gain
   (loss) on investments................      (2.00)       0.30       (4.29)       4.67         2.92
                                          ----------  ----------  ----------  ----------  -----------
    Net increase (decrease) from
     investment operations..............      (2.08)       0.34       (4.23)       4.55         2.92
                                          ----------  ----------  ----------  ----------  -----------
Distributions to shareholders:
  From net investment income............         --          --          --          --           --
  From net realized gain on
   investments..........................         --          --       (0.77)      (0.26)          --
  In excess of net investment income....         --          --          --          --           --
                                          ----------  ----------  ----------  ----------  -----------
    Total distributions.................         --          --       (0.77)      (0.26)          --
                                          ----------  ----------  ----------  ----------  -----------
Net asset value, end of period..........  $   11.94   $   14.02   $   13.68   $   18.68    $   14.39
                                          ----------  ----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  ----------  -----------

Total investment return (c).............     (14.91)%      2.49%     (23.37)%     31.77%        25.5%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,658   $ 216,004   $ 225,861   $ 291,289    $  32,318
Ratio of net investment income (loss) to
 average net assets.....................      (0.51)%      0.26%       0.39%      (0.61)%       (0.4)%**(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.60%       2.46%       2.62%       2.56%         2.9%**(a)
  Without expense reductions............       2.68%       2.58%       2.64%        N/A          N/A
Portfolio turnover rate++++.............        150%        104%        114%        100%          99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0015   $  0.0040         N/A         N/A          N/A


                                                      ADVISOR CLASS+++
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)      1996 (D)        1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 14.38       $   13.88     $   14.71
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      0.05            0.18          0.08
  Net realized and unrealized gain
   (loss) on investments................     (2.05)           0.32         (0.91)
                                          -----------   -----------  -------------
    Net increase (decrease) from
     investment operations..............     (2.00)           0.50         (0.83)
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.03)             --            --
  From net realized gain on
   investments..........................        --              --            --
  In excess of net investment income....     (0.08)             --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.11)             --            --
                                          -----------   -----------  -------------
Net asset value, end of period..........   $ 12.27       $   14.38     $   13.88
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............    (14.05)%          3.60%        (5.71)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 1,924       $   3,139     $   1,675
Ratio of net investment income (loss) to
 average net assets.....................      0.49%           1.26%         1.39%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.60%           1.46%         1.62%(a)
  Without expense reductions............      1.68%           1.58%         1.64%(a)
Portfolio turnover rate++++.............       150%            104%          114%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0015       $  0.0040           N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratios would have been 2.61% and the ratio of net investment income to average net assets would have been 0.36% (See Note 2).
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (see Note 2).
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1557
                        GT GLOBAL EMERGING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Emerging Markets Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when GT Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

         1558
                        GT GLOBAL EMERGING MARKETS FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $17,629,705 were on loan to brokers. The loans were secured by cash collateral of $18,687,600 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended October 31, 1997, the Fund received fees of $186,729 which were used to reduce the Fund's custodian and administrative expenses.

         1559
                        GT GLOBAL EMERGING MARKETS FUND

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $10,198,442, of which $5,776,568 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $150,006. These expenses were being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(O) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $6,184,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $9,375,490 with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $165,714, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $39,500 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $13,158 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $1,581,636. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

         1560
                        GT GLOBAL EMERGING MARKETS FUND

Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40% 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the period then ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $551,048,488 and $663,636,335 respectively. There were no purchases or sales of U.S. government obligations by the Fund for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1561
                        GT GLOBAL EMERGING MARKETS FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   57,294,454  $ 859,844,827   75,574,030  $1,106,260,084
Shares issued in connection with
  reinvestment of distributions.........        8,654        123,333           --             --
                                          -----------  -------------  -----------  -------------
                                           57,303,108    859,968,160   75,574,030  1,106,260,084
Shares repurchased......................  (63,783,507)  (962,241,730) (78,034,654) (1,146,692,253)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (6,480,399) $(102,273,570)  (2,460,624) $ (40,432,169)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   16,394,355  $ 245,887,976   22,439,885  $ 323,192,109
Shares repurchased......................  (21,109,926)  (316,251,415) (23,539,619)  (339,644,019)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (4,715,571) $ (70,363,439)  (1,099,734) $ (16,451,910)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    2,213,447  $  34,400,471      966,362  $  14,221,631
Shares issued in connection with
  reinvestment of distributions.........        1,106         15,804           --             --
                                          -----------  -------------  -----------  -------------
                                            2,214,553     34,416,275      966,362     14,221,631
Shares repurchased......................   (2,275,943)   (35,537,121)    (868,859)   (12,885,086)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (61,390) $  (1,120,846)      97,503  $   1,336,545
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $139,557 under these arrangements.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the period with companies that are or were affiliates are as follows:

                                                                                                                  NET
                                                                                            PURCHASES  SALES    REALIZED  DIVIDEND
                                                                                              COST    PROCEEDS    GAIN     INCOME
                                                                                            --------  --------  --------  --------
Sun Brewing Ltd. - 144A GDR...............................................................        --        --        --        --

         1562
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of AIM Latin American Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Latin American Growth Fund (formerly GT Global Latin America Growth Fund), one of the funds organized as a series of A I M Investment Funds, Inc., including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Latin American Growth Fund as of April 30, 1998, the results of operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 17, 1998

         1563
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (29.0%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --         8.5
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --            104,140   $ 12,685,554          --
    Common ..................................................   --         82,307,027      8,169,521          --
  Nortel Inversora S.A. - ADR{\/} ...........................   ARG           170,200      5,063,450         2.1
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ..............   BRZL               --             --         2.0
    TELEPHONE NETWORKS
    Preferred ...............................................   --          7,873,727      2,678,513          --
    Common-/- ...............................................   --          8,857,100      2,312,063          --
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP ...................................................   BRZL       21,222,622      4,825,432         2.0
    BUSINESS & PUBLIC SERVICES
  Cifra, S.A. de C.V.: ......................................   MEX                --             --         2.0
    RETAILERS-OTHER
    "C" .....................................................   --          1,894,600      3,225,517          --
    "V" .....................................................   --            505,530        889,303          --
    "V" - ADR{\/} ...........................................   --             37,489        656,058          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX            82,800      4,688,550         1.9
    TELEPHONE NETWORKS
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX           110,900      4,546,900         1.9
    BROADCASTING & PUBLISHING
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          195,700      4,329,863         1.8
    TELEPHONE NETWORKS
  Controladora Comercial Mexicana, S.A. de C.V.: ............   MEX                --             --         1.5
    RETAILERS-FOOD
    UBC[.] ..................................................   --          2,682,000      3,324,793          --
    GDR{\/} .................................................   --             13,900        342,288          --
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            90,900      3,505,331         1.4
    TELEPHONE NETWORKS
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)
   Preferred ................................................   BRZL       21,618,581      3,403,012         1.4
    TELEPHONE NETWORKS
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE          119,700      2,999,981         1.2
    TELEPHONE NETWORKS
  Carso Global Telecom "A1" .................................   MEX           477,700      1,832,969         0.7
    TELEPHONE NETWORKS
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE           36,684        605,286         0.2
    RETAILERS-FOOD
  El Puerto de Liverpool, S.A. de C.V. ......................   MEX           283,200        417,946         0.2
    RETAILERS-OTHER
  Supermercados Unimarc S.A. - ADR (Chile)-/- {\/} ..........   CHLE           33,000        356,813         0.1
    RETAILERS-FOOD
  Cintra S.A. ...............................................   MEX           165,800        160,515         0.1
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                          71,019,658
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1564
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (23.7%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         4.2
    ELECTRICAL & GAS UTILITIES
    "B" Preferred ...........................................   --        122,369,830   $  5,458,754          --
    Common-/- ...............................................   --        119,990,000      4,931,815          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       38,899,000      9,865,072         4.0
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL          112,200      5,441,700         2.2
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL       11,949,000      4,806,769         2.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ....................................   CHLE          146,900      4,324,369         1.8
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG           119,500      4,167,563         1.7
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          223,400      3,895,538         1.6
    ELECTRICAL & GAS UTILITIES
  Harken Energy Corp.-/- ....................................   US            568,300      3,658,431         1.5
    OIL
  Gener S.A. - ADR{\/} ......................................   CHLE          121,819      2,725,700         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL      173,785,000      2,264,448         0.9
    OIL
  Light - Participacoes S.A. ................................   BRZL        8,815,400      2,158,559         0.9
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ...........................   VENZ        3,289,577      2,021,991         0.8
    ELECTRICAL & GAS UTILITIES
  Perez Companc S.A. "B" ....................................   ARG           198,696      1,194,282         0.5
    OIL
  Companhia Paulista de Forca e Luz .........................   BRZL               --             --         0.3
    ELECTRICAL & GAS UTILITIES
    Common ..................................................   --          5,030,000        695,007          --
    Preferred ...............................................   --             13,535          1,587          --
  Companhia Paranaense de Energia - Copel ...................   BRZL       45,050,000        520,035         0.2
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          58,131,620
                                                                                        ------------
Finance (13.0%)
  Uniao de Bancos Brasileiros S.A. (Unibanco) Units{=} ......   BRZL       83,494,700      6,426,208         2.6
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG           108,700      3,159,094         1.3
    BANKS-MONEY CENTER
  Banco Rio de La Plata S.A. - ADR-/- {\/} ..................   ARG           213,300      2,932,875         1.2
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            76,135      2,721,826         1.1
    OTHER FINANCIAL
  Grupo Financiero Banorte, S.A. de C.V. "B"-/- .............   MEX         1,640,271      2,711,192         1.1
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE          149,900      2,679,463         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

         1565
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Banco BHIF - ADR{\/} ......................................   CHLE          195,500   $  2,431,531         1.0
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ..................................   PERU          124,782      2,090,099         0.9
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE          125,100      2,009,419         0.8
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....   MEX           479,900      1,501,458         0.6
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA) - GDR{\/} ......   ARG            36,000      1,399,500         0.6
    REAL ESTATE
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} ...   ARG            42,100      1,031,450         0.4
    BANKS-MONEY CENTER
  Banco Wiese - ADR{\/} .....................................   PERU          131,400        706,275         0.3
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          31,800,390
                                                                                        ------------
Materials/Basic Industry (12.8%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX         1,895,100      9,318,880         3.8
    PAPER/PACKAGING
  Apasco, S.A. de C.V. ......................................   MEX           717,000      4,875,939         2.0
    CEMENT
  Companhia Vale do Rio Doce Preferred ......................   BRZL          193,403      4,566,577         1.9
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           95,100      4,130,906         1.7
    CHEMICALS
  Industrias Penoles S.A. (CP) ..............................   MEX           634,600      2,622,309         1.1
    METALS - NON-FERROUS
  Grupo Mexico S.A. "L" .....................................   MEX           412,324      1,314,374         0.5
    METALS - NON-FERROUS
  Siderca S.A. "A" ..........................................   ARG           543,400      1,309,725         0.5
    METALS - STEEL
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" .............   MEX         1,026,500      1,095,580         0.4
    CEMENT
  Corcemar S.A. .............................................   ARG           158,000        948,095         0.4
    CEMENT
  Corporacion Venezolana de Cementos, S.A.C.A.: .............   VENZ               --             --         0.3
    CEMENT
    "A" .....................................................   --            347,758        454,148          --
    "B" .....................................................   --            161,928        211,769          --
  Compania de Minas Buenaventura S.A. - ADR{\/} .............   PERU           36,000        558,000         0.2
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          31,406,302
                                                                                        ------------
Multi-Industry/Miscellaneous (8.1%)
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX           871,100      5,491,941         2.2
    MULTI-INDUSTRY
  Alfa, S.A. de C.V. "A" ....................................   MEX           830,100      4,537,619         1.9
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1566
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Itausa Investimentos Itau S.A. Preferred ..................   BRZL        3,833,289   $  3,251,675         1.3
    MULTI-INDUSTRY
  Desc, S.A. de C.V. - ADR{\/} ..............................   MEX            93,800      2,702,613         1.1
    CONGLOMERATE
  Sanluis Corporacion, S.A. de C.V. .........................   MEX           455,500      2,420,012         1.0
    CONGLOMERATE
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX           287,000      1,438,388         0.6
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          19,842,248
                                                                                        ------------
Consumer Non-Durables (6.9%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX           976,750      7,242,019         3.0
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE          128,300      3,544,288         1.4
    BEVERAGES - ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................   BRZL        3,006,000      1,958,435         0.8
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX         2,653,900      1,917,576         0.8
    FOOD
  Pepsi-Gemex S.A. - GDR-/- {\/} ............................   MEX           122,800      1,665,475         0.7
    BEVERAGES - NON-ALCOHOLIC
  Embotelladora Andina S.A. - ADR{\/} .......................   CHLE           15,000        338,438         0.1
    BEVERAGES - NON-ALCOHOLIC
  Sudamtex de Venezuela "B" - ADR{\/} .......................   VENZ           32,592        138,516         0.1
    TEXTILES & APPAREL
  Mavesa S.A. - ADR{\/} .....................................   VENZ           24,090         96,360          --
    FOOD
  Cerveceria Backus & Johnston S.A. "T" .....................   PERU           75,905         59,133          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          16,960,240
                                                                                        ------------
Capital Goods (1.3%)
  Corporacion GEO, S.A. de C.V. "B"-/- ......................   MEX           271,000      1,874,923         0.8
    CONSTRUCTION
  ARA, S.A. de C.V.-/- ......................................   MEX           230,000      1,148,642         0.5
    CONSTRUCTION
                                                                                        ------------
                                                                                           3,023,565
                                                                                        ------------
Consumer Durables (0.5%)
  Brasmotor S.A. Preferred ..................................   BRZL        8,532,000      1,182,617         0.5
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $228,528,134) ................                            233,366,640        95.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1567
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (cost
     $0) ....................................................   BRL           276,400             --          --
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
- -------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $8,935,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $9,046,688,
   including accrued interest). (cost $8,868,000) ...........                           $  8,868,000         3.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $237,396,134)  * ....................                            242,234,640        98.9
Other Assets and Liabilities ................................                              2,658,295         1.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $244,892,935       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        [.]  Each unit represents 3 "B" shares and 1 "C" share.
        {=} Each unit represents one preferred share of Unibanco and one preferred "B" share of Unibanco Holdings.
          * For Federal income tax purposes, cost is $237,686,922 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  24,173,992
                 Unrealized depreciation:           (19,626,274)
                                                  -------------
                 Net unrealized appreciation:     $   4,547,718
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                                                                PERCENTAGE OF NET ASSETS {D}
                                                                          -----------------------------------------
                                                                                          SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)                                        EQUITY          & OTHER         TOTAL
------------------------------------------------------------------------  -----------  -----------------  ---------
Argentina (ARG/ARS) ....................................................        10.1                           10.1
Brazil (BRZL/BRL) ......................................................        35.7                           35.7
Chile (CHLE/CLP) .......................................................        12.1                           12.1
Mexico (MEX/MXN) .......................................................        30.4                           30.4
Panama (PAN/PND) .......................................................         1.1                            1.1
Peru (PERU/PES) ........................................................         3.2                            3.2
United States (US/USD) .................................................         1.5             4.7            6.2
Venezuela (VENZ/VEB) ...................................................         1.2                            1.2
                                                                               -----             ---      ---------
Total  .................................................................        95.3             4.7          100.0
                                                                               -----             ---      ---------
                                                                               -----             ---      ---------

--------------

{d}  Percentages indicated are based on net assets of $244,892,935.

    The accompanying notes are an integral part of the financial statements.

         1568
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $237,396,134) (Note 1)..........................  $242,234,640
  U.S. currency.................................................................  $      427
  Foreign currencies (cost $7,378,125)..........................................   7,381,624     7,382,051
                                                                                  ----------
  Dividends receivable......................................................................     2,201,350
  Receivable for Fund shares sold...........................................................       199,570
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2)............................       195,122
  Interest receivable.......................................................................         2,619
                                                                                              ------------
    Total assets............................................................................   252,215,352
                                                                                              ------------
Liabilities:
  Payable for securities purchased..........................................................     3,531,832
  Payable for Fund shares repurchased.......................................................     2,891,492
  Payable for investment management and administration fees (Note 2)........................       306,451
  Payable for transfer agent fees (Note 2)..................................................       217,388
  Payable for service and distribution expenses (Note 2)....................................       147,048
  Payable for printing and postage expenses.................................................        67,469
  Payable for custodian fees................................................................        49,709
  Payable for professional fees.............................................................        45,778
  Payable for registration and filing fees..................................................         6,621
  Payable for fund accounting fees (Note 2).................................................         2,722
  Payable for Directors' fees and expenses (Note 2).........................................           158
  Other accrued expenses....................................................................        55,749
                                                                                              ------------
    Total liabilities.......................................................................     7,322,417
                                                                                              ------------
Net assets..................................................................................  $244,892,935
                                                                                              ------------
                                                                                              ------------
Class A:
Net asset value and redemption price per share ($131,814,677 DIVIDED BY 6,364,611 shares
 outstanding)...............................................................................  $      20.71
                                                                                              ------------
                                                                                              ------------
Maximum offering price per share (100/95.25 of $20.71) *....................................  $      21.74
                                                                                              ------------
                                                                                              ------------
Class B:+
Net asset value and offering price per share ($112,321,626 DIVIDED BY 5,507,298 shares
 outstanding)...............................................................................  $      20.40
                                                                                              ------------
                                                                                              ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($756,632 DIVIDED
 BY 36,559 shares outstanding)..............................................................  $      20.70
                                                                                              ------------
                                                                                              ------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $250,779,254
  Undistributed net investment income.......................................................       891,469
  Accumulated net realized loss on investments and foreign currency transactions............   (11,599,724)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................       (16,570)
  Net unrealized appreciation of investments................................................     4,838,506
                                                                                              ------------
Total -- representing net assets applicable to capital shares outstanding...................  $244,892,935
                                                                                              ------------
                                                                                              ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1569
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                            STATEMENT OF OPERATIONS

                        Six months ended April 30, 1998

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $275,465)...............................  $3,895,778
  Securities lending income..................................................................      92,678
  Interest income............................................................................      74,780
                                                                                               ----------
    Total investment income..................................................................   4,063,236
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   1,294,289
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $  355,309
    Class B......................................................................     611,111     966,420
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................     579,200
  Interest expense (Note 1)..................................................................     208,858
  Printing and postage expenses..............................................................      96,111
  Custodian fees.............................................................................      92,129
  Professional fees..........................................................................      79,345
  Registration and filing fees...............................................................      48,630
  Fund accounting fees (Note 2)..............................................................      35,020
  Directors' fees and expenses (Note 2)......................................................       5,249
  Other expenses.............................................................................       6,335
                                                                                               ----------
    Total expenses before reimbursement......................................................   3,411,586
                                                                                               ----------
      Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)..................    (245,122)
                                                                                               ----------
    Total net expenses.......................................................................   3,166,464
                                                                                               ----------
Net investment income........................................................................     896,772
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments...............................................   3,786,790
  Net realized loss on foreign currency transactions.............................    (156,400)
                                                                                   ----------
    Net realized gain during the period......................................................   3,630,390
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies.........................................................      (9,849)
  Net change in unrealized appreciation of investments...........................  13,997,378
                                                                                   ----------
    Net unrealized appreciation during the period............................................  13,987,529
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,617,919
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $18,514,691
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

         1570
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                                   APRIL 30, 1998    OCTOBER 31, 1997
                                                                                  ----------------   ----------------
Decrease in net assets
Operations:
  Net investment income.........................................................   $     896,772     $      1,116,958
  Net realized gain on investments and foreign currency transactions............       3,630,390           84,545,615
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................          (9,849)              25,640
  Net change in unrealized appreciation (depreciation) of investments...........      13,997,378          (47,707,162)
                                                                                  ----------------   ----------------
    Net increase in net assets resulting from operations........................      18,514,691           37,981,051
                                                                                  ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income....................................................        (219,488)                  --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income....................................................          (5,487)                  --
                                                                                  ----------------   ----------------
    Total distributions.........................................................        (224,975)                  --
                                                                                  ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................     410,769,788        1,267,100,757
  Decrease from capital shares repurchased......................................    (477,746,631)      (1,327,093,718)
                                                                                  ----------------   ----------------
    Net decrease from capital share transactions................................     (66,976,843)         (59,992,961)
                                                                                  ----------------   ----------------
Total decrease in net assets....................................................     (48,687,127)         (22,011,910)
Net assets:
  Beginning of period...........................................................     293,580,062          315,591,972
                                                                                  ----------------   ----------------
  End of period *...............................................................   $ 244,892,935     $    293,580,062
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------
 * Includes undistributed net investment income of..............................   $     891,469     $        219,672
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

         1571
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         CLASS A+
                                          ----------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED OCTOBER 31,
                                          APRIL 30,    ---------------------------------------------------------
                                           1998 (d)    1997 (d)    1996 (d)    1995 (d)    1994 (d)    1993 (d)
                                          ----------   ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  19.50     $  17.95    $  15.38    $  26.11    $  19.78    $  15.59
                                          ----------   ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income (loss)..........      0.09*        0.11        0.09        0.15       (0.08)       0.18**
  Net realized and unrealized gain
   (loss) on investments................      1.15         1.44        2.59       (9.28)       6.75        5.21
                                          ----------   ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      1.24         1.55        2.68       (9.13)       6.67        5.39
                                          ----------   ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............     (0.03)          --       (0.08)         --       (0.19)      (0.12)
  From net realized gain on
   investments..........................        --           --          --       (1.60)      (0.15)      (1.08)
  In excess of net investment income....        --           --       (0.03)         --          --          --
                                          ----------   ---------   ---------   ---------   ---------   ---------
    Total distributions.................     (0.03)          --       (0.11)      (1.60)      (0.34)      (1.20)
                                          ----------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  20.71     $  19.50    $  17.95    $  15.38    $  26.11    $  19.78
                                          ----------   ---------   ---------   ---------   ---------   ---------
                                          ----------   ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      6.50%(b)     8.52%      17.52%     (37.16)%     34.10%       37.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $131,815     $159,496    $177,373    $182,462    $336,960    $129,280
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      0.90%(a)     0.52%       0.46%       0.86%      (0.29)%      1.29%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      0.71%(a)     0.42%       0.39%       0.85%        N/A         1.2%
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      1.99%(a)     1.96%       2.03%       2.11%       2.04%        2.4%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.18%(a)     2.06%       2.10%       2.12%        N/A        2.49%
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.16%(a)      N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++++.............        27%(a)      130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016     $ 0.0007    $ 0.0005         N/A         N/A         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1572
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS B++
                                          --------------------------------------------------------------------------
                                          SIX MONTHS                                                   APRIL 1, 1993
                                            ENDED                 YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30,    ---------------------------------------------    OCTOBER 31,
                                           1998 (d)    1997 (d)    1996 (d)    1995 (d)    1994 (d)      1993 (d)
                                          ----------   ---------   ---------   ---------   ---------   -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $  19.23     $  17.78    $  15.21    $  25.94    $  19.75      $ 16.26
                                          ----------   ---------   ---------   ---------   ---------   -------------
Income from investment operations:
  Net investment income (loss)..........      0.04*        0.01       (0.00)       0.06       (0.22)       (0.07)
  Net realized and unrealized gain
   (loss) on investments................      1.13         1.44        2.59       (9.19)       6.74         3.56
                                          ----------   ---------   ---------   ---------   ---------   -------------
    Net increase (decrease) from
     investment operations..............      1.17         1.45        2.59       (9.13)       6.52         3.49
                                          ----------   ---------   ---------   ---------   ---------   -------------
Distributions to shareholders:
  From net investment income............        --           --       (0.01)         --       (0.18)          --
  From net realized gain on
   investments..........................        --           --          --       (1.60)      (0.15)          --
  In excess of net investment income....        --           --       (0.01)         --          --           --
                                          ----------   ---------   ---------   ---------   ---------   -------------
    Total distributions.................        --           --       (0.02)      (1.60)      (0.33)          --
                                          ----------   ---------   ---------   ---------   ---------   -------------
Net asset value, end of period..........  $  20.40     $  19.23    $  17.78    $  15.21    $  25.94      $ 19.75
                                          ----------   ---------   ---------   ---------   ---------   -------------
                                          ----------   ---------   ---------   ---------   ---------   -------------

Total investment return (c).............      6.19%(b)     8.04%      17.02%     (37.42)%     33.33%        21.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $112,322     $133,448    $137,400    $134,527    $211,673      $13,576
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      0.40%(a)     0.02%      (0.04)%      0.36%      (0.79)%       (0.7)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      0.21%(a)    (0.08)%     (0.11)%      0.35%        N/A          N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      2.49%(a)     2.46%       2.53%       2.61%       2.54%         2.9% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      2.68%(a)     2.56%       2.60%       2.62%        N/A          N/A
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.16%(a)      N/A         N/A         N/A         N/A          N/A
Portfolio turnover rate++++.............        27%(a)      130%        101%        125%        155%         112%
Average commission rate per share paid
 on portfolio transactions++++..........  $ 0.0016     $ 0.0007    $ 0.0005         N/A         N/A          N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1573
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         ADVISOR CLASS+++
                                          -----------------------------------------------
                                          SIX MONTHS       YEAR ENDED        JUNE 1, 1995
                                            ENDED          OCTOBER 31,            TO
                                          APRIL 30,    -------------------   OCTOBER 31,
                                           1998 (d)    1997 (d)   1996 (d)       1995
                                          ----------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 19.57     $ 17.94    $ 15.40      $15.95
                                          ----------   --------   --------   ------------
Income from investment operations:
  Net investment income (loss)..........      0.13*       0.19       0.17        0.09
  Net realized and unrealized gain
   (loss) on investments................      1.15        1.44       2.58       (0.64)
                                          ----------   --------   --------   ------------
    Net increase (decrease) from
     investment operations..............      1.28        1.63       2.75       (0.55)
                                          ----------   --------   --------   ------------
Distributions to shareholders:
  From net investment income............     (0.15)         --      (0.14)         --
  From net realized gain on
   investments..........................        --          --         --          --
  In excess of net investment income....        --          --      (0.07)         --
                                          ----------   --------   --------   ------------
    Total distributions.................     (0.15)         --      (0.21)         --
                                          ----------   --------   --------   ------------
Net asset value, end of period..........   $ 20.70     $ 19.57    $ 17.94      $15.40
                                          ----------   --------   --------   ------------
                                          ----------   --------   --------   ------------

Total investment return (c).............      6.64%(b)    8.91%     18.16%      (3.45)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   757     $   636    $   818      $  369
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      1.40%(a)    1.02%      0.96%       1.36% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      1.21%(a)    0.92%      0.89%       1.35% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Note 1)............      1.49%(a)    1.46%      1.53%       1.61% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      1.68%(a)    1.56%      1.60%       1.62% (a)
Ratio of interest expense to average net
 assets (Note 1)++++....................      0.16%(a)     N/A        N/A         N/A
Portfolio turnover rate++++.............        27%(a)     130%       101%        125%
Average commission rate per share paid
 on portfolio transactions++++..........   $0.0016     $0.0007    $0.0005         N/A

----------------

 (a)  Annualized
 (b)  Not annualized
 (c)  Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
   * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
  ** Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02.
   + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
  ++  Commencing April 1, 1993, the Fund began offering Class B shares.
 +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate, average commission rate, and ratio of interest expense to average net assets are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1574
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 5 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 5)
GT Global Latin America Growth Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed A I M Investment Funds, Inc. and the Fund was renamed AIM Latin American Growth Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which

         1575
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At April 30, 1998, the fund had no open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any

         1576
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $14,939,326, of which $8,211,999 expires in 2003 and $6,727,327 expires in 2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $29,932,877 were on loan to brokers. The loans were secured by cash collateral of $30,797,802. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received $92,678 of income from securities lending.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, the Fund had no loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $8,818,847, with a weighted average interest rate of 6.28%. Interest expense for the Fund for the six months ended April 30, 1998, was $201,369. Other interest expense charges amounted to $7,489.

2. RELATED PARTIES (SEE ALSO NOTE 5)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained $15,816 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $74 for the period ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the six months ended April 30, 1998, GT Global collected CDSCs in the amount of $513,130. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

         1577
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $36,018,185 and $101,582,285. There were no purchases or sales of U.S. government obligations for the six months ended April 30, 1998.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1578
                         AIM LATIN AMERICAN GROWTH FUND
                 (FORMERLY GT GLOBAL LATIN AMERICA GROWTH FUND)

                           CAPITAL SHARE TRANSACTIONS

                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                    APRIL 30, 1998                      OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,405,201  $      265,384,384       46,171,230  $      937,785,689
Shares issued in connection with
  reinvestment of distributions.........            8,768             183,853               --                  --
                                          ---------------  ------------------  ---------------  ------------------
                                               13,413,969         265,568,237       46,171,230         937,785,689
Shares repurchased......................      (15,226,871)       (303,415,633)     (47,874,889)       (980,118,186)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (1,812,902) $      (37,847,396)      (1,703,659) $      (42,332,497)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................        6,421,237  $      124,959,479       14,424,170  $      299,346,687
Shares issued in connection with
  reinvestment of distributions.........               --                  --               --                  --
                                          ---------------  ------------------  ---------------  ------------------
                                                6,421,237         124,959,479       14,424,170         299,346,687
Shares repurchased......................       (7,853,666)       (154,120,468)     (15,210,392)       (316,506,347)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (1,432,429) $      (29,160,989)        (786,222) $      (17,159,660)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        1,027,199  $       20,236,630        1,448,623  $       29,968,381
Shares issued in connection with
  reinvestment of distributions.........              260               5,442               --                  --
                                          ---------------  ------------------  ---------------  ------------------
                                                1,027,459          20,242,072        1,448,623          29,968,381
Shares repurchased......................       (1,023,376)        (20,210,530)      (1,461,777)        (30,469,185)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            4,083  $           31,542          (13,154) $         (500,804)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1579
                       GT GLOBAL LATIN AMERICA GROWTH FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Latin America Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Latin America Growth Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Latin America Growth Fund as of October 31, 1997, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1580
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (28.3%)
  Telecomunicacoes Brasileiras S.A. (Telebras): .............   BRZL               --             --        10.4
    TELEPHONE NETWORKS
    ADR{\/} .................................................   --            208,900   $ 21,203,350          --
    Common ..................................................   --        106,900,000      9,502,114          --
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} ...........   MEX           170,500      7,374,125         2.5
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V.: ......................................   MEX                --             --         2.3
    RETAILERS-OTHER
    "C" .....................................................   --          3,340,500      5,800,868          --
    "B" - ADR{\/} ...........................................   --            335,792        648,079          --
    "A" .....................................................   --            104,372        192,244          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ..................................................   VENZ          147,400      6,448,750         2.2
    TELEPHONE NETWORKS
  Telefonica del Peru S.A. - ADR{\/} ........................   PERU          254,100      5,018,475         1.7
    TELEPHONE NETWORKS
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP-/- ................................................   BRZL       26,748,622      4,852,798         1.7
    BUSINESS & PUBLIC SERVICES
  Cia de Telecomunicaciones de Chile S.A. - ADR{\/} .........   CHLE          163,000      4,523,250         1.5
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ..............   BRZL               --             --         1.2
    TELEPHONE NETWORKS
    Preferred ...............................................   --         11,109,390      2,902,308          --
    Common-/- ...............................................   --          2,802,000        597,306          --
  Santa Isabel S.A. - ADR{\/} ...............................   CHLE          181,100      3,350,350         1.1
    RETAILERS-FOOD
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)
   Preferred ................................................   BRZL       34,694,581      3,304,546         1.1
    TELEPHONE NETWORKS
  Controladora Comercial Mexicana, S.A. de C.V.: ............   MEX                --             --         1.0
    RETAILERS-FOOD
    UBC .....................................................   --          2,682,000      2,665,940          --
    GDR{\/} .................................................   --             13,900        276,263          --
  Telefonica de Argentina S.A. - ADR{\/} ....................   ARG            90,900      2,556,563         0.9
    TELEPHONE NETWORKS
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ................   MEX            47,000      1,457,000         0.5
    BROADCASTING & PUBLISHING
  Supermercados Unimarc S.A. - ADR (Chile){\/} -/- ..........   CHLE           33,000        495,000         0.2
    RETAILERS-FOOD
                                                                                        ------------
                                                                                          83,169,329
                                                                                        ------------
Energy (24.6%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .........   BRZL               --             --         4.7
    ELECTRICAL & GAS UTILITIES
    "B" Preferred ...........................................   --         20,252,000      8,762,885          --
    Common-/- ...............................................   --         11,999,000      4,843,573          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL       48,642,000      9,045,365         3.1
    OIL
  C.A. La Electricidad de Caracas ...........................   VENZ        5,672,038      7,456,318         2.5
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. ....................   BRZL       17,602,000      5,843,915         2.0
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

         1581
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Enersis S.A. - ADR{\/} ....................................   CHLE          174,500   $  5,758,500         2.0
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          254,300      5,117,788         1.7
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG           148,900      4,764,800         1.6
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ....   BRZL          112,200      4,488,000         1.5
    ELECTRICAL & GAS UTILITIES
  Harken Energy Corp.-/- ....................................   US            674,500      4,426,406         1.5
    OIL
  Chilgener S.A. - ADR{\/} ..................................   CHLE          121,819      3,289,113         1.1
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. ................................   BRZL       10,585,000      2,707,701         0.9
    ELECTRICAL & GAS UTILITIES
  Companhia Brasileira de Petroleo Ipiranga S.A.
   Preferred ................................................   BRZL      173,785,000      2,522,279         0.9
    OIL
  Perez Companc S.A. "B" ....................................   ARG           377,196      2,362,665         0.8
    OIL
  Compania Paulista de Forca e Luz ..........................   BRZL        5,030,000        736,842         0.3
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          72,126,150
                                                                                        ------------
Materials/Basic Industry (13.4%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX         2,614,000     11,520,383         3.9
    PAPER/PACKAGING
  Apasco, S.A. de C.V. ......................................   MEX         1,331,000      8,129,461         2.8
    CEMENT
  Companhia Vale do Rio Doce Preferred ......................   BRZL          306,600      5,923,966         2.0
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .........   CHLE           95,100      4,933,313         1.7
    CHEMICALS
  Grupo Industrial Minera Mexico "L" ........................   MEX         1,406,724      4,178,055         1.4
    METALS - NON-FERROUS
  Industrias Penoles S.A. (CP) ..............................   MEX           978,200      3,895,228         1.3
    METALS - NON-FERROUS
  Corporacion Venezolana de Cementos, S.A.C.A.: .............   VENZ               --             --         0.3
    CEMENT
    "A" .....................................................   --            347,758        704,225          --
    "B" .....................................................   --            161,928        324,987          --
                                                                                        ------------
                                                                                          39,609,618
                                                                                        ------------
Multi-Industry/Miscellaneous (10.6%)
  Alfa, S.A. de C.V. "A" ....................................   MEX         1,356,600      9,942,984         3.4
    CONGLOMERATE
  Grupo Carso, S.A. de C.V. "A1" ............................   MEX         1,357,000      8,629,545         2.9
    MULTI-INDUSTRY
  Sanluis Corporacion, S.A. de C.V.-/- ......................   MEX           830,200      6,442,750         2.2
    CONGLOMERATE
  Desc, S.A. de C.V. - ADR{\/} ..............................   MEX            93,800      3,177,475         1.1
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

         1582
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Empresas La Moderna, S.A. de C.V. "A"-/- ..................   MEX           355,000   $  1,743,114         0.6
    MULTI-INDUSTRY
  Commercial Del Plata-/- ...................................   ARG           697,410      1,032,786         0.4
    CONGLOMERATE
                                                                                        ------------
                                                                                          30,968,654
                                                                                        ------------
Finance (9.9%)
  Uniao Bancos Brasileiras "A" Preferred ....................   BRZL      247,114,000      6,271,997         2.1
    BANKS-MONEY CENTER
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            89,035      3,539,141         1.2
    OTHER FINANCIAL
  Banco BHIF - ADR-/-{\/} ...................................   CHLE          195,500      3,396,813         1.2
    BANKS-MONEY CENTER
  Grupo Financiero Banorte "B"-/- ...........................   MEX         2,279,000      3,138,743         1.1
    BANKS-MONEY CENTER
  Credicorp Ltd. - ADR{\/} ..................................   PERU          140,320      2,516,990         0.9
    BANKS-MONEY CENTER
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE          149,900      2,510,825         0.9
    INVESTMENT MANAGEMENT
  Banco Provincial S.A. .....................................   VENZ        1,196,992      2,390,332         0.8
    BANKS-MONEY CENTER
  Banco de A. Edwards - ADR{\/} .............................   CHLE          125,100      2,173,613         0.7
    BANKS-MONEY CENTER
  Banco Frances del Rio de la Plata S.A. - ADR{\/} ..........   ARG            58,000      1,428,250         0.5
    BANKS-MONEY CENTER
  ARA, S.A. de C.V.-/- ......................................   MEX           230,000        848,383         0.3
    REAL ESTATE
  Banco Wiese - ADR{\/} .....................................   PERU          131,400        730,913         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          28,946,000
                                                                                        ------------
Consumer Non-Durables (8.1%)
  Fomento Economico Mexicano, S.A. de C.V. "B" ..............   MEX         1,274,500      9,005,449         3.1
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX         4,980,000      4,830,898         1.6
    FOOD
  Companhia Cervejaria Brahma Preferred .....................   BRZL        6,838,000      4,279,949         1.5
    BEVERAGES - ALCOHOLIC
  Compania Cervecerias Unidas S.A. - ADR{\/} ................   CHLE          138,800      3,383,250         1.2
    BEVERAGES - ALCOHOLIC
  Mavesa S.A. - ADR{\/} .....................................   VENZ          147,500      1,106,250         0.4
    FOOD
  Sudamtex de Venezuela "B" - ADR{\/} .......................   VENZ           53,200        691,600         0.2
    TEXTILES & APPAREL
  Embotelladora Andina S.A. - ADR{\/} .......................   CHLE           15,000        360,000         0.1
    BEVERAGES - NON-ALCOHOLIC
  Cerveceria Backus & Johnston S.A. "T" .....................   PERU           75,905         69,463          --
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          23,726,859
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1583
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (0.9%)
  Brasmotor S.A. Preferred ..................................   BRZL       18,327,000   $  2,576,819         0.9
    APPLIANCES & HOUSEHOLD DURABLES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $290,305,760) ................                            281,123,429        95.8
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Telecomunicacoes do Rio de Janeiro S.A. (TELERJ) Rights -
   Preferred, expire 11/12/97 ...............................   BRZL        1,689,830         22,993          --
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP) Rights, expire
   11/12/97 .................................................   BRZL          513,280            466          --
    TELEPHONE NETWORKS
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ......................................                                 23,459          --
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (cost
     $0) ....................................................   BRL           276,400             --          --
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,305,760)  * ....................                            281,146,888        95.8
Other Assets and Liabilities ................................                             12,433,174         4.2
                                                                                        ------------       -----

NET ASSETS ..................................................                           $293,580,062       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $290,596,548 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,409,562
                 Unrealized depreciation:           (35,859,222)
                                                  -------------
                 Net unrealized depreciation:     $  (9,449,660)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1584
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS{d}
                                         -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER       TOTAL
--------------------------------------   -----     -------       -----
Argentina (ARG/ARS) ..................    4.2                      4.2
Brazil (BRZL/BRL) ....................   34.3                     34.3
Chile (CHLE/CLP) .....................   13.4                     13.4
Mexico (MEX/MXN) .....................   32.0                     32.0
Panama (PAN/PND) .....................    1.2                      1.2
Peru (PERU/PES) ......................    2.8                      2.8
United States (US/USD) ...............    1.5       4.2            5.7
Venezuela (VENZ/VEB) .................    6.4                      6.4
                                         -----     -------       -----
Total  ...............................   95.8       4.2          100.0
                                         -----     -------       -----
                                         -----     -------       -----

--------------

{d}  Percentages indicated are based on net assets of $293,580,062.

    The accompanying notes are an integral part of the financial statements.

         1585
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $290,305,760) (Note 1).............................  $281,146,888
  U.S. currency.....................................................................  $     924
  Foreign currencies (cost $44,025).................................................     44,033       44,957
                                                                                      ---------
  Receivable for Fund shares sold..............................................................   14,119,361
  Receivable for securities sold...............................................................    4,099,448
  Dividends receivable.........................................................................      686,435
  Miscellaneous receivable.....................................................................       19,727
                                                                                                 -----------
    Total assets...............................................................................  300,116,816
                                                                                                 -----------
Liabilities:
  Payable for loan outstanding (Note 1)........................................................    3,238,000
  Payable for Fund shares repurchased..........................................................    2,418,769
  Payable for investment management and administration fees (Note 2)...........................      305,562
  Payable for service and distribution expenses (Note 2).......................................      233,877
  Payable for transfer agent fees (Note 2).....................................................      174,161
  Payable for printing and postage expenses....................................................       87,242
  Payable for professional fees................................................................       37,498
  Payable for custodian fees (Note 1)..........................................................       17,552
  Payable for registration and filing fees.....................................................        5,729
  Payable for Directors' fees and expenses (Note 2)............................................        5,654
  Payable for fund accounting fees (Note 2)....................................................        5,612
  Other accrued expenses.......................................................................        7,098
                                                                                                 -----------
    Total liabilities..........................................................................    6,536,754
                                                                                                 -----------
Net assets.....................................................................................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($159,496,474 DIVIDED BY 8,177,513 shares
 outstanding)..................................................................................  $     19.50
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $19.50) *.......................................  $     20.47
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($133,448,007 DIVIDED BY 6,939,727 shares
 outstanding)..................................................................................  $     19.23
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($635,581 DIVIDED BY
 32,476 shares outstanding)....................................................................  $     19.57
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $317,756,097
  Undistributed net investment income..........................................................      219,672
  Accumulated net realized loss on investments and foreign currency transactions...............  (15,230,114)
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...       (6,721)
  Net unrealized depreciation of investments...................................................   (9,158,872)
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $293,580,062
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1586
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $266,649)..............................  $ 8,471,075
  Interest income...........................................................................      530,160
                                                                                              -----------
    Total investment income.................................................................    9,001,235
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    3,538,586
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $ 1,011,259
    Class B....................................................................    1,587,737    2,598,996
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................    1,261,524
  Custodian fees (Note 1)...................................................................      196,565
  Printing and postage expenses.............................................................      175,200
  Fund accounting fees (Note 2).............................................................       90,733
  Audit fees................................................................................       73,365
  Registration and filing fees..............................................................       64,495
  Legal fees................................................................................       17,155
  Directors' fees and expenses (Note 2).....................................................       13,140
  Other expenses (Note 1)...................................................................      215,751
                                                                                              -----------
    Total expenses before reductions........................................................    8,245,510
                                                                                              -----------
      Expense reductions (Notes 1 & 6)......................................................     (361,233)
                                                                                              -----------
    Total net expenses......................................................................    7,884,277
                                                                                              -----------
Net investment income.......................................................................    1,116,958
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   85,442,902
  Net realized loss on foreign currency transactions...........................     (897,287)
                                                                                 -----------
    Net realized gain during the year.......................................................   84,545,615
  Net change in unrealized depreciation on translation of assets and
   liabilities in foreign currencies...........................................       25,640
  Net change in unrealized depreciation of investments.........................  (47,707,162)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (47,681,522)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   36,864,093
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $37,981,051
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1587
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                              OCTOBER 31,    OCTOBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income....................................................  $   1,116,958  $     878,406
  Net realized gain (loss) on investments and foreign currency
   transactions............................................................     84,545,615     (4,964,724)
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................         25,640        608,089
  Net change in unrealized appreciation (depreciation) of investments......    (47,707,162)    63,484,288
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................     37,981,051     60,006,059
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --       (842,524)
  In excess of net investment income.......................................             --       (381,092)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --        (93,201)
  In excess of net investment income.......................................             --        (42,157)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................             --         (4,285)
  In excess of net investment income.......................................             --         (1,938)
                                                                             -------------  -------------
    Total distributions....................................................             --     (1,365,197)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,267,100,757  1,551,794,195
  Decrease from capital shares repurchased.................................  (1,327,093,718) (1,612,200,649)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................    (59,992,961)   (60,406,454)
                                                                             -------------  -------------
Total decrease in net assets...............................................    (22,011,910)    (1,765,592)
Net assets:
  Beginning of year........................................................    315,591,972    317,357,564
                                                                             -------------  -------------
  End of year *............................................................  $ 293,580,062  $ 315,591,972
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................  $     219,672             --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

         1588
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)    1993 (A)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.95   $   15.38   $   26.11   $   19.78   $   15.59
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.11        0.09        0.15       (0.08)       0.18*
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.28)       6.75        5.21
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.55        2.68       (9.13)       6.67        5.39
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.08)         --       (0.19)      (0.12)
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)      (1.08)
  In excess of net investment income....         --       (0.03)         --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................         --       (0.11)      (1.60)      (0.34)      (1.20)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   19.50   $   17.95   $   15.38   $   26.11   $   19.78
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............       8.52%      17.52%     (37.16)%     34.10%       37.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 159,496   $ 177,373   $ 182,462   $ 336,960   $ 129,280
Ratio of net investment income (loss) to
 average net assets.....................       0.52%       0.46%       0.86%      (0.29)%       1.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.96%       2.03%       2.11%       2.04%        2.4%*
  Without expense reductions............       2.06%       2.10%       2.12%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1589
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,
                                           1997 (A)    1996 (A)    1995 (A)    1994 (A)     1993 (A)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.78   $   15.21   $   25.94   $   19.75     $ 16.26
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.01       (0.00)       0.06       (0.22)      (0.07)
  Net realized and unrealized gain
   (loss) on investments................       1.44        2.59       (9.19)       6.74        3.56
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.45        2.59       (9.13)       6.52        3.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.01)         --       (0.18)         --
  From net realized gain on
   investments..........................         --          --       (1.60)      (0.15)         --
  In excess of net investment income....         --       (0.01)         --          --          --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................         --       (0.02)      (1.60)      (0.33)         --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   19.23   $   17.78   $   15.21   $   25.94     $ 19.75
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (d).............       8.04%      17.02%     (37.42)%     33.33%       21.5% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,448   $ 137,400   $ 134,527   $ 211,673     $13,576
Ratio of net investment income (loss) to
 average net assets.....................       0.02%      (0.04)%      0.36%      (0.79)%      (0.7)% (c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.46%       2.53%       2.61%       2.54%        2.9% (c)
  Without expense reductions............       2.56%       2.60%       2.62%        N/A         N/A
Portfolio turnover rate++++.............        130%        101%        125%        155%        112%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0007   $  0.0005         N/A         N/A         N/A

                                                   ADVISOR CLASS+++
                                          -----------------------------------

                                               YEAR ENDED        JUNE 1, 1995
                                               OCTOBER 31,            TO
                                          ---------------------  OCTOBER 31,
                                          1997 (A)    1996 (A)       1995
                                          --------   ----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 17.94    $   15.40    $   15.95
                                          --------   ----------  ------------
Income from investment operations:
  Net investment income (loss)..........     0.19         0.17         0.09
  Net realized and unrealized gain
   (loss) on investments................     1.44         2.58        (0.64)
                                          --------   ----------  ------------
    Net increase (decrease) from
     investment operations..............     1.63         2.75        (0.55)
                                          --------   ----------  ------------
Distributions to shareholders:
  From net investment income............       --        (0.14)          --
  From net realized gain on
   investments..........................       --           --           --
  In excess of net investment income....       --        (0.07)          --
                                          --------   ----------  ------------
    Total distributions.................       --        (0.21)          --
                                          --------   ----------  ------------
Net asset value, end of period..........  $ 19.57    $   17.94    $   15.40
                                          --------   ----------  ------------
                                          --------   ----------  ------------
Total investment return (d).............     8.91%       18.16%       (3.45)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   636    $     818    $     369
Ratio of net investment income (loss) to
 average net assets.....................     1.02%        0.96%        1.36 %(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................     1.46%        1.53%        1.61 %(c)
  Without expense reductions............     1.56%        1.60%        1.62 %(c)
Portfolio turnover rate++++.............      130%         101%         125 %
Average commission rate per share paid
 on portfolio transactions++++..........  $0.0007    $  0.0005          N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993. Without such reimbursements, the expense ratio would have been 2.49% and the ratio of net investment income to average net assets would have been 1.25% for the year ended October 31, 1993.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1590
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Latin America Growth Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

         1591
                      GT GLOBAL LATIN AMERICA GROWTH FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At October 31, 1997, the fund had no open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $14,939,326, of which $8,211,999 expires in 2003 and $6,727,327 expires in 2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in

         1592
                      GT GLOBAL LATIN AMERICA GROWTH FUND

accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $32,165,965 were on loan to brokers. The loans were secured by cash collateral of $34,658,600. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund received $315,802 of income from securities lending which was used to reduce custodian and administrative expenses.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had $3,238,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $7,810,915, with a weighted average interest rate of 6.37%. Interest expense for the Fund for the year ended October 31, 1997 was $98,132, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds Portfolios' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1997, GT Global retained $50,871 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $282 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of $923,487. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor.

         1593
                      GT GLOBAL LATIN AMERICA GROWTH FUND

All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50% and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $439,672,522 and $508,014,202. There were no purchases or sales of U.S. government obligations for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1594
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           CAPITAL SHARE TRANSACTIONS

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31,1997              OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   46,171,230  $ 937,785,689   76,364,877  $ 1,304,172,875
Shares issued in connection with reinvestment of
  distributions...................................           --             --       66,851        1,023,814
                                                    -----------  -------------  -----------  ---------------
                                                     46,171,230    937,785,689   76,431,728    1,305,196,689
Shares repurchased................................  (47,874,889)  (980,118,186) (78,414,835)  (1,346,357,898)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (1,703,659) $ (42,332,497)  (1,983,107) $   (41,161,209)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
CLASS B                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   14,424,170  $ 299,346,687   13,503,991  $   230,324,732
Shares issued in connection with reinvestment of
  distributions...................................           --             --        6,914          105,073
                                                    -----------  -------------  -----------  ---------------
                                                     14,424,170    299,346,687   13,510,905      230,429,805
Shares repurchased................................  (15,210,392)  (316,506,347) (14,627,921)    (250,064,111)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (786,222) $ (17,159,660)  (1,117,016) $   (19,634,306)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

                                                            YEAR ENDED                   YEAR ENDED
                                                         OCTOBER 31, 1997             OCTOBER 31, 1996
                                                    --------------------------  ----------------------------
ADVISOR CLASS                                         SHARES        AMOUNT        SHARES         AMOUNT
- --------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,448,623  $  29,968,381      932,074  $    16,161,478
Shares issued in connection with reinvestment of
  distributions...................................           --             --          408            6,223
                                                    -----------  -------------  -----------  ---------------
                                                      1,448,623     29,968,381      932,482       16,167,701
Shares repurchased................................   (1,461,777)   (30,469,185)    (910,792)     (15,778,640)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      (13,154) $    (500,804)      21,690  $       389,061
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. There were no investments in affiliated companies at October 31, 1997.

Transactions during the year with companies that were affiliates are as follows:

                                                                               NET
                                                                             REALIZED
                                                    PURCHASES     SALES        GAIN     DIVIDEND
AFFILIATES                                             COST      PROCEEDS     (LOSS)     INCOME
--------------------------------------------------  ----------  ----------  ----------  --------
Compania Boliviana de Energia Electrica...........  $       --  $9,666,400  $2,805,315  $ 44,960
Sanluis Corporacion, S.A. de C.V..................          --   5,738,935   2,214,183   318,107

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1997, the Fund's expenses were reduced by $45,431 under these arrangements.

         1595


                                                                    STATEMENT OF

                                                          ADDITIONAL INFORMATION


                            ADVISOR CLASS SHARES OF


                            AIM GLOBAL THEME FUNDS:


                       AIM GLOBAL FINANCIAL SERVICES FUND


                         AIM GLOBAL INFRASTRUCTURE FUND


                           AIM GLOBAL RESOURCES FUND


                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


                          AIM GLOBAL HEALTH CARE FUND


                       AIM GLOBAL TELECOMMUNICATIONS FUND



                             (SERIES PORTFOLIOS OF


                             AIM INVESTMENT FUNDS)



                               11 GREENWAY PLAZA


                                   SUITE 100


                           HOUSTON, TEXAS 77046-1173

                                 (713) 626-1919

                             ---------------------


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND


           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE


            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE


                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING


                           A I M DISTRIBUTORS, INC.,


                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739

                          OR BY CALLING (800) 347-4246

                             ---------------------

  STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM GLOBAL FINANCIAL SERVICES FUND PROSPECTUS, THE AIM GLOBAL INFRASTRUCTURE FUND PROSPECTUS, THE AIM GLOBAL RESOURCES FUND PROSPECTUS, THE AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND PROSPECTUS, THE AIM GLOBAL HEALTH CARE FUND PROSPECTUS AND THE AIM GLOBAL TELECOMMUNICATIONS FUND PROSPECTUS EACH DATED SEPTEMBER 8, 1998
         1596

                               TABLE OF CONTENTS


                                                               PAGE NO.
                                                               --------
INTRODUCTION................................................        4
GENERAL INFORMATION ABOUT THE FUNDS.........................        4
  The Trust and Its Shares..................................        4
INVESTMENT OBJECTIVES AND POLICIES..........................        5
  Investment Objectives.....................................        5
  Selection of Equity Investments...........................        5
  Investments in Other Investment Companies.................        6
  Depositary Receipts.......................................        6
  Warrants or Rights........................................        7
  Lending of Portfolio Securities...........................        7
  Money Market Instruments..................................        7
  Commercial Bank Obligations...............................        7
  Repurchase Agreements.....................................        7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................        8
  Short Sales...............................................        8
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................        9
  Special Risks of Options, Futures and Currency
     Strategies.............................................        9
  Writing Call Options......................................       10
  Writing Put Options.......................................       10
  Purchasing Put Options....................................       11
  Purchasing Call Options...................................       11
  Index Options.............................................       12
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................       13
  Options on Futures Contracts..............................       15
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................       15
  Forward Contracts.........................................       16
  Foreign Currency Strategies -- Special Considerations.....       16
  Cover.....................................................       17
RISK FACTORS................................................       17
  Illiquid Securities.......................................       17
  Foreign Securities........................................       18
INVESTMENT LIMITATIONS......................................       22
  Feeder Funds..............................................       22
  Health Care Fund..........................................       23
  Telecommunications Fund...................................       24
EXECUTION OF PORTFOLIO TRANSACTIONS.........................       26
  Portfolio Trading and Turnover............................       27
MANAGEMENT..................................................       28
  Trustees and Executive Officers...........................       28
  Investment Management and Administration Services Relating
     to the Federal Funds and the Portfolios................       30
  Investment Management and Administration Services Relating
     to the Health Care Fund and Telecommunications Fund....       30
  Distribution Services Relating to Each Fund...............       32
  Expenses of the Funds and the Portfolios..................       32
NET ASSET VALUE DETERMINATION...............................       32

         1597


                                                               PAGE NO.
                                                               --------
HOW TO PURCHASE AND REDEEM SHARES...........................       33
  Programs and Services for Shareholders....................       33
  Dividend Order............................................       33
TAXES.......................................................       33
  Taxation of the Funds.....................................       33
  Taxation of the Theme Portfolios..........................       34
  Taxation of the Funds' Shareholders.......................       36
MISCELLANEOUS INFORMATION...................................       36
  Custodian.................................................       36
  Transfer Agency and Accounting Agency Services............       37
  Independent Accountants...................................       37
  Shareholder Liability.....................................       37
  Names.....................................................       37
  Special Servicing Agreement...............................       37
  Control Persons and Principal Holders of Security.........       38
INVESTMENT RESULTS..........................................       39
  Total Return Quotations...................................       39
  Performance Information...................................       42
  General Information About the Theme Funds and Theme
     Portfolios.............................................       43
  Health Care Fund..........................................       44
  Information About the Global Health Care Industries.......       44
  Telecommunications Fund...................................       45
  Deregulation in the United States.........................       45
  Consumer Products and Services Fund.......................       45
  Infrastructure Fund.......................................       46
  Financial Services Fund...................................       46
  Resources Fund............................................       46
APPENDIX....................................................       47
  Description of Bond Ratings...............................       47
  Description of Commercial Paper Ratings...................       48
  Absence of Rating.........................................       48
FINANCIAL STATEMENTS........................................       FS

         1598

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global Infrastructure Fund ("Infrastructure Fund"), AIM Global Resources Fund ("Resources Fund"), AIM Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), AIM Global Health Care Fund ("Health Care Fund") and AIM Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund (each a "Feeder Fund," and, collectively the "Feeder Funds,") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.


  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor of and sub-administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"). AIM and the Sub-advisor also serve as the administrator and sub-administrator, respectively, for each Feeder Fund.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Financial Services Fund is included in a Prospectus dated September 8, 1998, for Infrastructure Fund is included in a separate Prospectus dated September 8, 1998, for Resources Fund is included in a separate Prospectus dated September 8, 1998, for Consumer Products and Services Fund is included in a separate Prospectus dated September 8, 1998, for Health Care Fund is included in a separate Prospectus dated September 8, 1998, and for Telecommunications Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus, and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global HealthCare Fund, AIM Global Telecommunications Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Strategic Income Fund, AIM Global Growth and Income Fund, AIM Emerging Markets Fund, AIM Developing Markets Fund, and AIM Latin American Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).


  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

         1599

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT OBJECTIVES

  The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.

  Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.

SELECTION OF EQUITY INVESTMENTS


  With respect to the Resources Portfolio, the Sub-advisor has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



  With respect to the Telecommunications Fund, the Sub-advisor has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses; (iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



  There may be times when, in the opinion of the Sub-advisor, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of fund shares to provide for ongoing expenses and to satisfy redemptions.



  For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

         1600


  In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Sub-advisor is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-advisor considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


  Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.


DEPOSITARY RECEIPTS

  A Theme Portfolio may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other

         1601

information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS


  Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


  For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.


MONEY MARKET INSTRUMENTS


  Money market instruments in which the Theme Portfolios may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Sub-advisor to be of comparable quality.


COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS


  A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines established by the Trust's or the Portfolios' Board of Trustees, as applicable. The Sub-advisor will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

         1602

  Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS


  Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.


  Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's or the Portfolios' Board of Trustees, as applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


  Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES

  Each Theme Portfolio may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

  When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal

         1603

to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

  No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES


SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.


          (4) As described below, a Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

         1604

WRITING CALL OPTIONS


  Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.



  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.


  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.


  The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

  Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS

  Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the

         1605

exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


  A Theme Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

  Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme

         1606

Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

  A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio

         1607

buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

  Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage

         1608

fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

  Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin" to and from the futures commission merchant through which the Theme Portfolio entered in the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore

         1609

does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees and the Portfolios' Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

         1610

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolios' Board of Trustees, as applicable.

  A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         1611


  A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Future Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  Each Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration

         1612

statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's or the Portfolios' Board of Trustees, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor, in accordance with procedures approved by that Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Trust's or the Portfolios' Board of Trustees, as applicable. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things; (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a

         1613

Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments of for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


  Currency Fluctuations. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell the currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the

         1614


portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.


  Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Australia, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.


  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and

         1615

Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economics and securities markets of certain emerging market countries.

         1616

                             INVESTMENT LIMITATIONS

FEEDER FUNDS

  The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

  No Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval.

  No Portfolio may:

          (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

         1617

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments;

          (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

          (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of the Fund's shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of the Portfolio's shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.


HEALTH CARE FUND

  The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by a majority of the outstanding shares of the Fund.

  The Health Care Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or

         1618

     guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Health Care Fund will not:

          (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;

          (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Health Care Fund's total assets, it will not make any additional investments.

  Investors should refer to the Health Care Fund's Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

  The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund.

  The Telecommunications Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

         1619

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval.

  The Telecommunications Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Telecommunications Fund's total assets, it will not make any additional investments;

          (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to the Telecommunications Fund's Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

         1620

                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's and the Portfolios' Board of Trustees, the Sub-advisor is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Sub-advisor seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



  Consistent with the interests of each Theme Portfolio, the Sub-advisor may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to that Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.



  Investment decisions for a Theme Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.



  Under a policy adopted by the Trust's and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which AIM or the Sub-advisor serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.


  Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.


  A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-advisor. The Trust's or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with

         1621

Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



  For the fiscal years ended October 31, 1997, 1996 and 1995, the Health Care Fund paid aggregate brokerage commissions of $1,150,118, $1,619,500 and $545,743, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Telecommunications Fund paid aggregate brokerage commissions of $2,254,069, $2,848,733 and $2,253,982, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Financial Services Portfolio paid aggregate brokerage commissions of $250,893, $77,822 and $38,814, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Infrastructure Portfolio paid aggregate brokerage commissions of $131,543, $124,164 and $122,399, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Resources Portfolio paid aggregate brokerage commissions of $1,281,212, $496,370 and $98,462, respectively. For the fiscal years ended October 31, 1997 and 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $1,454,348, $356,459 and $17,605, respectively. For the fiscal years ended October 31, 1997 and 1996, the Health Care Fund paid to GT Bank in Liechtenstein AG, which was an "affiliated" broker, aggregate brokerage commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively, of the total brokerage commissions paid by the Health Care Fund and 1.61% and 1.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund. For fiscal year ended October 31, 1997, the Telecommunications Fund paid to GT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $220,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and 0.67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER

  Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1997, the Telecommunications Fund's portfolio turnover rates were 37% and 35%, respectively. For the fiscal years ended October 31, 1996 and 1997, the Health Care Fund's portfolio turnover rates were 157% and 149%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio were 103% and 91%, 41% and 41%, and 94% and 321%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Consumer Products and Services Portfolio were 169% and 392%, respectively.

         1622


                                   MANAGEMENT


TRUSTEES AND EXECUTIVE OFFICERS


  The Trust's Trustees and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway, Suite 100, Houston, Texas 77046.





---------------------------------------------------------------------------------------------------------
                                 POSITIONS HELD
  NAME, ADDRESS AND AGE         WITH REGISTRANT            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------         ---------------            ----------------------------------------
---------------------------------------------------------------------------------------------------------
 ROBERT H. GRAHAM (51)      Trustee, Chairman of the  Director, President and Chief Executive Officer,
                            Board and President       A I M Management Group Inc.; Director and
                                                      President, A I M Advisors, Inc.; Director and
                                                      Senior Vice President, A I M Capital Management,
                                                      Inc., A I M Distributors, Inc., A I M Fund
                                                      Services, Inc. and Fund Management Company; and
                                                      Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)     Trustee                   President, Plantagenet Capital Management, LLC (an
 220 Sansome Street                                   investment partnership); Chief Executive Officer,
 Suite 400                                            Plantagenet Holdings, Ltd. (an investment banking
 San Francisco, CA 94104                              firm); Director, Anderson Capital Management, Inc.
                                                      since 1988; Director, PremiumWear, Inc. (formerly
                                                      Munsingwear, Inc.) (a casual apparel company);
                                                      Director, "R" Homes, Inc. and various other
                                                      companies; and Trustee, each of the other
                                                      investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)       Trustee                   Partner, law firm of Baker & McKenzie; Director and
 Two Embarcadero Center                               Chairman, C.D. Stimson Company (a private
 Suite 2400                                           investment company); and Trustee, each of the other
 San Francisco, CA 94111                              investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)   Trustee                   Managing Partner, Accel Partners (a venture capital
 428 University Avenue                                firm); Director, Viasoft and PageMart, Inc. (both
 Palo Alto, CA 94301                                  public software companies) and several other
                                                      privately held software and communications
                                                      companies; and Trustee, each of the other
                                                      investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)       Trustee                   Private investor; President, Quigley Friedlander &
 1055 California Street                               Co., Inc. (a financial advisory services firm) from
 San Francisco, CA 94108                              1984 to 1986; and Trustee, each of the other
                                                      investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 + JOHN J. ARTHUR (53)      Vice President            Director, Senior Vice President and Treasurer,
                                                      A I M Advisors, Inc.; Vice President and Treasurer,
                                                      A I M Management Group Inc., A I M Capital
                                                      Management, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc.
                                                      and Fund Management Company.
---------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)    Vice President and        Senior Vice President -- Mutual Fund Accounting,
 50 California Street       Principal Accounting      the Sub-advisor since 1997; Vice
 San Francisco, CA 94111    Officer                   President -- Mutual Fund Accounting, the
                                                      Sub-advisor from 1992 to 1997.
---------------------------------------------------------------------------------------------------------


---------------


+ Mr. Arthur and Ms. Relihan are married to each other.

         1623


---------------------------------------------------------------------------------------------------------
                                 POSITIONS HELD
  NAME, ADDRESS AND AGE         WITH REGISTRANT            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------         ---------------            ----------------------------------------
---------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)       Vice President            Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc.
                                                      and Fund Management Company.
---------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)          Vice President            Director and President, A I M Capital Management,
                                                      Inc.; Director and Senior Vice President, A I M
                                                      Management Group Inc. and A I M Advisors, Inc.; and
                                                      Director, A I M Distributors, Inc. and AMVESCAP
                                                      PLC.
---------------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)          Vice President and        Chief Legal and Compliance Officer -- North
 50 California Street       Secretary                 America, the Sub-advisor since October 1997;
 San Francisco, CA 94111                              Secretary and Chief Legal and Compliance Officer,
                                                      INVESCO (NY) Asset Management, Inc., INVESCO (NY),
                                                      Inc., GT Global Investor Services, Inc. and GT
                                                      Insurance Agency, Inc. since August 1997; Secretary
                                                      and Chief Legal and Compliance Officer, GT Global,
                                                      Inc. from August 1997 to April 1998; Executive Vice
                                                      President of the Asset Management Division of
                                                      Liechtenstein Global Trust AG, from October 1996 to
                                                      May 1998; Senior Vice President, General Counsel
                                                      and Secretary of INVESCO (NY) Asset Management,
                                                      Inc., INVESCO (NY), Inc., GT Global, GT Global
                                                      Investor Services, Inc. and G.T. Insurance from May
                                                      1994 to October 1996; and Senior Vice President,
                                                      General Counsel and Secretary of Strong/
                                                      Corneliuson Management, Inc. and Secretary of each
                                                      of the Strong Funds from October 1991 to May 1994.
---------------------------------------------------------------------------------------------------------
 + CAROL F. RELIHAN (43)    Vice President            Director, Senior Vice President, General Counsel
                                                      and Secretary, A I M Advisors, Inc.; Vice
                                                      President, General Counsel and Secretary, A I M
                                                      Management Group Inc.; Director, Vice President and
                                                      General Counsel, Fund Management Company; Vice
                                                      President and General Counsel, A I M Fund Services,
                                                      Inc.; and Vice President, A I M Capital Management,
                                                      Inc. and A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)        Vice President and        Vice President and Fund Controller, A I M Advisors,
                            Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                      Treasurer, Fund Management Company.
---------------------------------------------------------------------------------------------------------


---------------


+ Mr. Arthur and Ms. Relihan are married to each other.



  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received

         1624


total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no exercised or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Trust's series in the aggregate.



INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS



  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between each Portfolio and AIM ("Portfolio Management Contract"). The Sub-advisor serves as each Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Feeder Fund under an administration contract between the Trust and AIM ("Administration Contract"). The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for each Portfolio and, as administrators, administer each Portfolio's and each Feeder Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provide suitable office space, necessary small office equipment and utilities.



  The Portfolio Management Contracts may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Feeder Fund, either the Trust, each Portfolio or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND


  AIM serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to the Health Care Fund and Telecommunications Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Health Care Fund and Telecommunications Fund and administer the Health Care Fund's and the Telecommunications Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Health Care Fund and Telecommunications Fund, and provide suitable office space, necessary small office equipment and utilities.



  The Management Contracts may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's Board of Trustees, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Health Care Fund and Telecommunications Fund either the Trust or each of AIM or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

         1625


  The following table discloses the amount of investment management and administration fees paid by the Theme Portfolios to the Sub-advisor during the periods shown:


                                HEALTH CARE FUND

                         YEAR ENDED
                        OCTOBER 31,                           AMOUNT PAID
                        -----------                           -----------
  1997......................................................  $ 5,820,067
  1996......................................................    5,495,494
  1995......................................................    4,453,857

                            TELECOMMUNICATIONS FUND

                         YEAR ENDED
                        OCTOBER 31,                           AMOUNT PAID
                        -----------                           -----------
  1997......................................................  $17,999,111
  1996......................................................   23,119,601
  1995......................................................   23,861,460

                          FINANCIAL SERVICES PORTFOLIO

                         YEAR ENDED
                        OCTOBER 31,                           AMOUNT PAID
                        -----------                           -----------
  1997......................................................  $   346,965
  1996......................................................       99,991
  1995......................................................       51,353

                            INFRASTRUCTURE PORTFOLIO

                         YEAR ENDED
                        OCTOBER 31,                           AMOUNT PAID
                        -----------                           -----------
  1997......................................................  $   772,727
  1996......................................................      635,456
  1995......................................................      601,421

                              RESOURCES PORTFOLIO

                         YEAR ENDED
                        OCTOBER 31,                           AMOUNT PAID
                        -----------                           -----------
  1997......................................................  $   979,215
  1996......................................................      425,745
  1995......................................................      213,856

                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                         YEAR ENDED
                        OCTOBER 31,                           AMOUNT PAID
                        -----------                           -----------
  1997......................................................  $ 1,207,854
  1996......................................................      422,640
  1995 (since Fund inception on Dec. 30, 1994)..............       16,284


  For the fiscal years ended October 31, 1995 and 1996, the Sub-advisor reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio for their respective investment management and administration fees in the amounts of $51,353 and $103,267; $0 and $0; and $213,856 and $0, respectively. Each of these Portfolios had no reimbursement for the fiscal year ended October 31, 1997. For the fiscal years ended October 31, 1995, 1996 and 1997, the Financial Services Fund, Infrastructure Fund and Resources Fund paid administration fees of $18,756, $34,865 and $119,765; $208,892, $218,735 and $266,025; and $74,485, $147,614 and $338,578,
respectively. However, the Sub-advisor reimbursed those Funds for such fees in the amounts of $18,756, $34,865 and $0; $177,376, $0 and $0; and $74,485, $0 and
$0, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal years ended October 31, 1996 and 1997, the Sub-advisor reimbursed the Consumer Products and

         1626


Services Portfolio for investment management and administration fees in the amount of $16,284, $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933, $147,623 and $416,297, respectively, in administration fees; however, the Sub-advisor reimbursed the Fund in the amounts of $5,933, $0 and $0, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND

  Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS



  Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.



                         NET ASSET VALUE DETERMINATION



  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Theme Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Theme Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.


  Each equity security held by a Theme Portfolio is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such

         1627

securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund and the Portfolio.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."


  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.


  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."


  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. A more detailed description of how each Fund's net asset value is calculated appears in the Prospectuses under the heading "Determination of Net Asset Value."

  PROGRAMS AND SERVICES FOR SHAREHOLDERS. The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

  DIVIDEND ORDER. Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those

         1628

currencies ("Income Requirement"); and (2) the Diversification Requirements. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities, by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

  The Portfolios and their Relationship to the Feeder Funds. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware income or franchise tax.

  Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

  Foreign Taxes. Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's Income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt

         1629

from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.


  Passive Foreign Investment Companies. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective with respect to each Fund for their taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.



  If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


  A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997, the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

  Options, Futures and Foreign Currency Transactions. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from the options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund).


  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.


  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

         1630


  If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


  Additional Information AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, ECZM 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' and Theme Portfolios' assets. State Street is authorized to establish and has established separate

         1631

accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. See "Additional Information -- Special Servicing Agreement." The Sub-advisor also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995, 1996 and 1997 the accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund were $30,660, $141,582 and $153,780; $170,297, $621,480 and $493,322; $616, $3,493
and $12,292 ; $5,836, $21,910 and $27,303; $1,931, $14,761 and $34,698; and
$318, $14,778 and $43,330, respectively.


INDEPENDENT ACCOUNTANTS


  The Trust's and Theme Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Trust and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES

  Prior to May 29, 1998, AIM Global Consumer Products and Services Fund operated under the name of GT Global Consumer Products and Services Fund; AIM Global Financial Services Fund operated under the name of GT Global Financial Services Fund; AIM Global Health Care Fund operated under the name of GT Global Health Care Fund; AIM Global Infrastructure Fund operated under the name of GT Global Infrastructure Fund; AIM Global Resources Fund operated under the name of GT Global Natural Resources Fund; and AIM Global Telecommunications Fund operated under the name of GT Global Telecommunications Fund.

SPECIAL SERVICING AGREEMENT


  Subject to receipt of an exemptive order from the SEC, the Funds will be parties to a Special Servicing Agreement ("Agreement") among the Trust on behalf of the Funds, AIM Series Trust on behalf of its sole series, AIM Global Trends Fund ("Global Trends Fund"), AIM, the Sub-advisor, and AFS. The Agreement will provide that, if the Board of Trustees determines that a Fund's share of the aggregate expenses of Global Trends Fund is less than the estimated savings to the Fund from the operation of Global Trends Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by Global Trends Fund, provided that no Fund will bear such expenses in excess of the estimated savings to it. Those savings are expected to result primarily from the elimination of numerous separate shareholder

         1632

accounts which are or would have been invested directly in the Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Funds generated by the operation of Global Trends Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by that Fund.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITY



  As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust. To the best knowledge of the Trust, the names and the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER           RECORD      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Consumer Products and Services         GT New Dimension Fund                       91.69%          -0-
  Fund -- Advisor Class                Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Consumer Products and Services --      MLPF&S for the Sole Benefit of its           5.06%          -0-
  Class A                              Customers, Security #97DD9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Consumer Products and Services         MLPF&S for the Sole Benefit of its           8.12%          -0-
  Fund -- Class B                      Customers, Security #97F31
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund --             GT New Dimension Fund                       96.31%          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Financial Services Fund -- Class A     MLPF&S for the Sole Benefit of its          11.45%          -0-
                                       Customers, Security #97D41
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund -- Class B     MLPF&S for the Sole Benefit of its          19.47%          -0-
                                       Customers, Security #97D30
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Advisor Class      GT New Dimension Fund                       88.44%          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Health Care Fund -- Class A            MLPF&S for the Sole Benefit of its          13.75%          -0-
                                       Customers, Security #975M3
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Class B            MLPF&S for the Sole Benefit of its          12.94%          -0-
                                       Customers, Security #97BA1
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Infrastructure Fund -- Advisor Class   GT New Dimension Fund                       96.84%          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305

         1633


                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER           RECORD      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Infrastructure Fund -- Class B         MLPF&S for the Sole Benefit of its           7.69%          -0-
                                       Customers, Security #97HX6
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Resources Fund -- Advisor Class        GT New Dimension Fund                       86.71%          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund --             GT New Dimension Fund                       83.64%          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund -- Class A     MLPF&S for the Sole Benefit of its          10.20%          -0-
                                       Customers, Security #979F7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Telecommunications Fund -- Class B     MLPF&S for the Sole Benefit of its          11.12%          -0-
                                       Customers, Security #97BA2
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:

                                       (n)
                                 P(1+T)   =ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           T     =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods.)
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

  The standardized returns for the Class A and Advisor Class shares of the Health Care Fund, stated as average annualized total returns for the periods shown, were:


                                                                HEALTH CARE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1997.............................      29.00%
Oct. 31, 1992 through Oct. 31, 1997.........................         n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      29.35%
Aug. 7, 1989 (commencement of operation) through Oct. 31,
  1997......................................................         n/a

         1634

  The standardized returns for the Class A and Advisor Class shares of the Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                               TELECOMMUNI-
                                                               CATIONS FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1997.............................      18.33%
Oct. 31, 1992 through Oct. 31, 1997.........................         n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      13.56%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The standardized returns for the Class A and Advisor Class shares of the Financial Services Fund, stated as average annualized total returns for the periods shown, were:


                                                                 FINANCIAL
                                                               SERVICES FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1997.............................      30.52%
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      24.52%
May 31, 1994 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The standardized returns for the Class A and Advisor Class shares of the Infrastructure Fund, stated as average annualized total returns for the periods shown, were:


                                                              INFRASTRUCTURE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1997.............................      10.10%
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      12.41%
May 31, 1994 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The standardized returns for the Class A and Advisor Class shares of the Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                                 RESOURCES
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1997.............................      23.23%
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      30.14%
May 31, 1994 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The standardized returns for the Class A and Advisor Class shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                              CONSUMER PRODUCTS
                                                                     AND
                                                                SERVICES FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                             -----------------
Fiscal year ended Oct. 31, 1997.............................       11.15%
June 1, 1995 (commencement of operations) to Oct. 31,
  1997......................................................       34.67%
Dec. 30, 1994 (commencement of operations) to Oct. 31,
  1997......................................................          n/a

         1635

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                       (n)
                                 P(1+U)   =ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           U     =   average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  Cumulative total return across a stated period may be calculated as follows:

                                       (n)
                                 P(1+V)   =ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           V     =   cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Health Care Fund, stated as aggregate total returns for the periods shown, were:


                                                                HEALTH CARE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      87.25%
Aug. 7, 1989 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                               TELECOMMUNI-
                                                               CATIONS FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      35.96%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Financial Services Fund, stated as aggregate total returns for the period shown, were:


                                                                 FINANCIAL
                                                               SERVICES FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      68.30%
May 31, 1994 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Infrastructure Fund, stated as aggregate total returns for the period shown, were:


                                                              INFRASTRUCTURE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      32.67%
May 31, 1994 (commencement of operations) through Oct. 31,
  1997......................................................         n/a

         1636

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Resources Fund, stated as aggregate total returns for the period shown, were:


                                                                 RESOURCES
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      88.99%
May 31, 1994 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:


                                                              CONSUMER PRODUCTS
                                                                     AND
                                                                SERVICES FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                             ------------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................      105.30%
Dec. 30, 1994 (commencement of operations) through Oct. 31,
  1997......................................................          n/a



  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:




     Advertising Age

     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World

     Pensions & Investments

     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today

     U.S. News & World Report

     Wall Street Journal

     Washington Post

     CNN
     CNBC
     PBS

         1637


  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:


     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All

       Country (AC) World Index

     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond

       Index -- Non-U.S.


     Salomon Brothers World Government Bond Index


     Standard & Poor's (publications)


     Standard & Poor's 500 Composite Stock Price

       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope


  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:


        10-year Treasuries
        30-year Treasuries
        30-day Treasury Bills


  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.


  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS

  Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

         1638

  Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies of the global health care industry

  - Expenditures by various countries, regions and age groups on health care

  - Population of countries, regions and age groups

  - Natality and mortality rates in various regions, countries and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New health care products and products seeking approval

  - Health maintenance organizations (HMOs) and their enrollment growth

  - Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

  - Medical technology and devices in use or in development

  - Regulatory environment of health care industries

  - Consolidation in the health care industries

  The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Research firms such as Mehta and Isaly which publishes Pharmaceutical Portfolio Recommendations

  - OECD and its publications such as the OECD Health Data, as supplemented annually

  - Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

  - The World Bank and its publications such as The World Development Report, as supplemented annually

  - IFC and publications such as the Emerging Stock Markets Factbook

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES


  The Fund and the Sub-advisor believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Sub-advisor expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-advisor, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



  The Sub-advisor believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-advisor, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.

         1639

TELECOMMUNICATIONS FUND


  From time to time the Fund and AIM Distributors will quote information including data regarding:



  - Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world



  - Supply and demand of telephone equipment and services



  - Regulatory environment of telecommunications industries



  - Revenue, price and usage of telecommunications products and services



  - Privatization and/or deregulation of telecommunications companies


  The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:


  - Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets



  - OECD and other publications from its subsidiaries such as the International Telecommunications Union



  - Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction



  - International Technology Consultants, a Washington D.C. based firm which publishes reports such as Eastern European & Soviet Telecom Report and Latin American Telecom Report



  - Telegeography and other publications


DEREGULATION IN THE UNITED STATES


  The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-advisor expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


CONSUMER PRODUCTS AND SERVICES FUND


  From time to time the Fund and AIM Distributors will quote information including data regarding:



  - Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries



  - Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services



  - Population of countries, regions and age groups



  - Life expectancy rates in various regions, countries and age groups



  - New consumer products and services in the development or manufacturing stages



  - Income of various regions, countries and age groups



  - Sales and sales growth of consumer products and services companies in their own country and abroad



  - Sales, supply and demand of consumer products and services



  - Parent Companies and the products and services they distribute



  - Regulatory environment of consumer products industries

         1640

  The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:


  - Consumer and trade groups



  - Fortune magazine and other periodicals



  - The World Bank and its publications



  - The International Monetary Fund (IMF) and its publications



  - IFC and its publications



  - OECD and its publications


INFRASTRUCTURE FUND


  From time to time the Fund and AIM Distributors may quote information including:



  - Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services



  - Regulatory environment of infrastructure industries



  - Quantity and costs of current and projected infrastructure projects



  - Privatization of industries and companies



  - New technologies, products and services used in infrastructure industries



  - Infrastructure Finance magazine and other periodicals


FINANCIAL SERVICES FUND


  From time to time the Fund and AIM Distributors may quote information including:



  - Supply and demand of financial services



  - Regulatory environment of financial service industries



  - Credit ratings of U.S. and non-U.S. banks



  - New technologies, products and services used in the financial services industries



  - Consolidation in the financial services industries


RESOURCES FUND


  From time to time the Fund and AIM Distributors may quote information including:



  - Supply, demand and prices of natural resources



  - Regulatory environment of natural resources



  - Supply, demand and prices of products manufactured from natural resources



  - New technologies, products and services used in the natural resources industries

         1641


                                    APPENDIX



                          DESCRIPTION OF BOND RATINGS



  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:



  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         1642

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



                               ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

         1643

                              FINANCIAL STATEMENTS



                                       FS
         1644

         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (59.0%)
  Linens 'N Things, Inc.-/- .................................   US             86,500   $  5,211,625         2.7
    RETAILERS-APPAREL
  Fred Meyer, Inc.-/- .......................................   US            111,800      5,017,025         2.6
    RETAILERS-FOOD
  Lamar Advertising Co.-/- ..................................   US            143,100      4,936,950         2.5
    BROADCASTING & PUBLISHING
  New York Times Co. "A" ....................................   US             67,000      4,752,813         2.4
    BROADCASTING & PUBLISHING
  Brylane, Inc.-/- ..........................................   US             77,000      4,523,750         2.3
    RETAILERS-APPAREL
  Tandy Corp. ...............................................   US             90,500      4,502,375         2.3
    RETAILERS-OTHER
  Safeway, Inc.-/- ..........................................   US            115,800      4,429,350         2.3
    RETAILERS-FOOD
  Telecom Italia Mobile S.p.A. ..............................   ITLY          733,500      4,203,738         2.1
    WIRELESS COMMUNICATIONS
  Airborne Freight Corp. ....................................   US            101,200      4,010,050         2.0
    TRANSPORTATION - AIRLINES
  Outdoor Systems, Inc.-/- ..................................   US            126,000      4,000,500         2.0
    BROADCASTING & PUBLISHING
  Loblaw Cos., Ltd. .........................................   CAN           189,300      3,978,782         2.0
    RETAILERS-FOOD
  Pier 1 Imports, Inc. ......................................   US            150,400      3,966,800         2.0
    RETAILERS-OTHER
  CKE Restaurants, Inc. .....................................   US            112,000      3,878,000         2.0
    RESTAURANTS
  Sears Canada, Inc. ........................................   CAN           203,500      3,807,530         1.9
    RETAILERS-OTHER
  Dayton Hudson Corp. .......................................   US             42,000      3,667,125         1.9
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US             80,000      3,530,000         1.8
    RETAILERS-APPAREL
  Family Dollar Stores, Inc. ................................   US            103,000      3,502,000         1.8
    RETAILERS-APPAREL
  The Neiman Marcus Group, Inc.-/- ..........................   US             88,600      3,250,513         1.7
    RETAILERS-APPAREL
  Ames Department Stores, Inc.-/- ...........................   US            132,600      3,248,700         1.7
    RETAILERS-OTHER
  Cinar Films, Inc. "B"-/- {\/} .............................   CAN           152,000      2,926,000         1.5
    BROADCASTING & PUBLISHING
  Duane Reade, Inc.-/- ......................................   US            115,700      2,747,875         1.4
    RETAILERS-OTHER
  Dress Barn, Inc.-/- .......................................   US             90,700      2,641,638         1.3
    RETAILERS-APPAREL
  Fred's, Inc. ..............................................   US            105,500      2,637,500         1.3
    RETAILERS-OTHER
  Clear Channel Communications, Inc.-/- .....................   US             25,200      2,375,100         1.2
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

         1645
         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Goody's Family Clothing, Inc.-/- ..........................   US             45,000   $  2,227,500         1.1
    RETAILERS-APPAREL
  Sonic Automotive, Inc.-/- .................................   US            125,300      2,192,750         1.1
    RETAILERS-OTHER
  Costco Companies, Inc.-/- .................................   US             39,000      2,179,125         1.1
    RETAILERS-FOOD
  Canadian Tire Corp. "A" ...................................   CAN            78,200      1,963,615         1.0
    RETAILERS-OTHER
  Cavanaughs Hospitality Corp.-/- ...........................   US            120,200      1,885,638         1.0
    LEISURE & TOURISM
  Chancellor Media Corp.-/- .................................   US             39,000      1,850,063         0.9
    BROADCASTING & PUBLISHING
  Southwest Airlines Co. ....................................   US             61,000      1,673,688         0.9
    TRANSPORTATION - AIRLINES
  Musicland Stores Corp.-/- .................................   US            127,800      1,565,550         0.8
    RETAILERS-OTHER
  Dollar Tree Stores, Inc.-/- ...............................   US             27,900      1,513,575         0.8
    RETAILERS-OTHER
  Imax Corp.-/- .............................................   CAN            50,000      1,355,179         0.7
    BROADCASTING & PUBLISHING
  99 Cents Only Stores-/- ...................................   US             35,200      1,342,000         0.7
    RETAILERS-OTHER
  Torstar Corp. "B" .........................................   CAN            39,220      1,330,468         0.7
    BROADCASTING & PUBLISHING
  General Cable PLC-/- ......................................   UK            420,000      1,278,261         0.7
    BROADCASTING & PUBLISHING
  Rite Aid Corp. ............................................   US             29,100        934,838         0.5
    RETAILERS-OTHER
  Southam, Inc. .............................................   CAN            28,000        509,198         0.3
    BROADCASTING & PUBLISHING
                                                                                        ------------
                                                                                         115,547,187
                                                                                        ------------
Consumer Non-Durables (25.5%)
  Heineken N.V. .............................................   NETH           22,500      5,220,583         2.7
    BEVERAGES - ALCOHOLIC
  Saputo Group, Inc. ........................................   CAN           197,800      5,208,904         2.7
    FOOD
  Nestle S.A. - Registered ..................................   SWTZ            2,670      5,180,145         2.6
    FOOD
  The Dial Corp. ............................................   US            191,400      4,665,375         2.4
    HOUSEHOLD PRODUCTS
  Clorox Co. ................................................   US             50,000      4,193,750         2.1
    HOUSEHOLD PRODUCTS
  Procter & Gamble Co. ......................................   US             49,500      4,068,281         2.1
    HOUSEHOLD PRODUCTS
  Ladbroke Group PLC-/- .....................................   UK            705,000      3,875,732         2.0
    RECREATION
  Coca-Cola Co. .............................................   US             51,000      3,869,625         2.0
    BEVERAGES - NON-ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

         1646
         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  International Home Foods, Inc.-/- .........................   US            123,100   $  3,693,000         1.9
    FOOD
  Suiza Foods Corp.-/- ......................................   US             54,520      3,230,310         1.7
    FOOD
  Mail-Well, Inc.-/- ........................................   US             51,300      2,481,638         1.3
    OTHER CONSUMER GOODS
  Diageo PLC ................................................   UK            174,500      2,077,659         1.1
    BEVERAGES - ALCOHOLIC
  HON INDUSTRIES, Inc. ......................................   US             54,000      1,728,000         0.9
    OTHER CONSUMER GOODS
                                                                                        ------------
                                                                                          49,493,002
                                                                                        ------------
Finance (7.7%)
  Merita Ltd. "A" ...........................................   FIN           738,300      4,953,121         2.5
    BANKS-REGIONAL
  Fannie Mae ................................................   US             70,000      4,191,250         2.1
    OTHER FINANCIAL
  Axa - UAP .................................................   FR             18,850      2,214,326         1.1
    INSURANCE - MULTI-LINE
  H. F. Ahmanson & Co. ......................................   US             25,000      1,906,250         1.0
    BANKS-REGIONAL
  Green Tree Financial Corp. ................................   US             46,500      1,894,875         1.0
    CONSUMER FINANCE
                                                                                        ------------
                                                                                          15,159,822
                                                                                        ------------
Capital Goods (2.3%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             23,900      4,434,027         2.3
                                                                                        ------------
    TELECOM EQUIPMENT
Consumer Durables (1.5%)
  Budget Group, Inc. "A"-/- .................................   US             48,800      1,634,800         0.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             77,000      1,453,375         0.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           3,088,175
                                                                                        ------------
Technology (0.2%)
  Aspec Technology, Inc.-/- .................................   US             30,000        416,250         0.2
    COMPUTERS & PERIPHERALS
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $154,216,164) ................                            188,138,463        96.2
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1647
         AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED (FORMERLY GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $6,460,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $6,540,750,
   including accrued interest). (cost $6,409,000) ...........                           $  6,409,000         3.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $160,625,164)  * ....................                            194,547,463        99.5
Other Assets and Liabilities ................................                                975,779         0.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $195,523,242       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $160,852,352 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  34,939,576
                 Unrealized depreciation:            (1,244,465)
                                                  -------------
                 Net unrealized appreciation:     $  33,695,111
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Canada (CAN/CAD) .....................   10.8                     10.8
Finland (FIN/FIM) ....................    2.5                      2.5
France (FR/FRF) ......................    3.4                      3.4
Italy (ITLY/ITL) .....................    2.1                      2.1
Netherlands (NETH/NLG) ...............    2.7                      2.7
Switzerland (SWTZ/CHF) ...............    2.6                      2.6
United Kingdom (UK/GBP) ..............    3.8                      3.8
United States (US/USD) ...............   68.3         3.8         72.1
                                        ------        ---        -----
Total  ...............................   96.2         3.8        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $195,523,242.

    The accompanying notes are an integral part of the financial statements.

         1648
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (46.7%)
  H. F. Ahmanson & Co. ......................................   US             30,000   $  2,287,500         2.0
  NationsBank Corp. .........................................   US             30,000      2,272,500         2.0
  City National Corp. .......................................   US             52,550      1,954,203         1.7
  Mellon Bank Corp. .........................................   US             26,800      1,929,600         1.7
  Royal Bank of Canada ......................................   CAN            30,000      1,791,984         1.6
  Lloyds TSB Group PLC ......................................   UK            115,086      1,723,403         1.5
  Merita Ltd. "A" ...........................................   FIN           247,000      1,657,078         1.4
  ABSA Group Ltd. ...........................................   SAFR          188,867      1,635,414         1.4
  GreenPoint Financial Corp. ................................   US             41,200      1,635,125         1.4
  First National Bank Holdings Ltd. .........................   SAFR          115,800      1,512,677         1.3
  National Australia Bank Ltd. ..............................   AUSL          106,500      1,511,425         1.3
  Bank of Nova Scotia .......................................   CAN            54,600      1,498,951         1.3
  Canadian Western Bank .....................................   CAN            84,000      1,492,341         1.3
  Bank of Ireland ...........................................   IRE            70,800      1,435,068         1.2
  BankBoston Corp. ..........................................   US             13,000      1,403,188         1.2
  Allied Irish Bank PLC{V} ..................................   IRE            98,797      1,365,480         1.2
  Nordbanken Holding AB .....................................   SWDN          182,800      1,346,724         1.2
  Anglo-Irish Bank Corp., PLC: ..............................   IRE                --             --         1.1
    Common{V} ...............................................   --            322,082        853,679          --
    Common ..................................................   --            184,026        490,461          --
  Crestar Financial Corp. ...................................   US             21,800      1,303,913         1.1
  Bank Hapoalim Ltd. ........................................   ISRL          483,000      1,297,249         1.1
  Banc One Corp. ............................................   US             21,700      1,276,231         1.1
  Commonwealth Bancorp, Inc. ................................   US             54,000      1,275,750         1.1
  Bayerische Vereinsbank ....................................   GER            16,070      1,222,717         1.1
  First Union Corp. (N.C.) ..................................   US             20,200      1,219,575         1.1
  Sovereign Bancorp, Inc. ...................................   US             63,840      1,204,980         1.0
  Norwest Corp. .............................................   US             30,000      1,190,625         1.0
  Christiania Bank Og Kreditkasse ...........................   NOR           257,900      1,186,439         1.0
  ForeningsSparbanken AB ....................................   SWDN           37,500      1,172,935         1.0
  Vermont Financial Services Corp. ..........................   US             40,000      1,170,000         1.0
  Westpac Banking Corp., Ltd. ...............................   AUSL          167,000      1,119,784         1.0
  Bank Leumi Le - Israel ....................................   ISRL          605,700      1,107,468         1.0
  St. George Bank Ltd. ......................................   AUSL          186,620      1,106,769         1.0
  Jyske Bank ................................................   DEN             9,000      1,045,930         0.9
  Demirbank T.A.S.: .........................................   TRKY               --             --         0.9
    Common ..................................................   --         37,896,000        834,547          --
    New-/- ..................................................   --         11,368,800        202,567          --
  Halifax PLC ...............................................   UK             76,800      1,025,498         0.9
  Cullen/Frost Bankers, Inc. ................................   US             17,500      1,023,750         0.9
  Akbank T.A.S. .............................................   TRKY        9,821,967        835,703         0.7
  Banco Commercial S.A.: ....................................   URGY               --             --         0.7
    Reg S GDR{c} {\/} .......................................   --             15,200        425,600          --
    144A GDR(::){\/}{.} .....................................   --             14,000        392,000          --
  BG Bank AS ................................................   DEN             9,500        555,491         0.5
  The Daishi Bank Ltd. ......................................   JPN           140,000        439,120         0.4

    The accompanying notes are an integral part of the financial statements.

         1649
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (Continued)
  Asahi Bank Ltd. ...........................................   JPN            83,000   $    319,930         0.3
  Mandamus AB Share Units-/- ................................   SWDN           75,000         67,856         0.1
                                                                                        ------------
                                                                                          53,819,228
                                                                                        ------------
Banks-Money Center (14.4%)
  BankAmerica Corp. .........................................   US             44,400      3,774,000         3.3
  HSBC Holdings PLC .........................................   HK             99,441      2,837,320         2.5
  ING Groep N.V. ............................................   NETH           29,500      1,917,880         1.7
  Credit Lyonnais CDI-/- ....................................   FR             18,900      1,871,131         1.6
  Citicorp ..................................................   US              9,450      1,422,225         1.2
  Chase Manhattan Corp. .....................................   US              9,750      1,350,984         1.2
  ABN AMRO Holdings N.V. ....................................   NETH           54,864      1,336,556         1.2
  Credit Suisse Group .......................................   SWTZ            5,610      1,234,282         1.1
  Fuji Bank Ltd. ............................................   JPN            67,000        377,258         0.3
  Sumitomo Bank .............................................   JPN            38,000        359,005         0.3
                                                                                        ------------
                                                                                          16,480,641
                                                                                        ------------
Consumer Finance (11.1%)
  The Money Store, Inc. .....................................   US            143,000      4,701,121         4.1
  Green Tree Financial Corp. ................................   US             70,000      2,852,500         2.5
  Beneficial Corp ...........................................   US             15,800      2,059,925         1.8
  Doral Financial Corp. .....................................   US             51,200      1,798,400         1.6
  Aeon Credit Service .......................................   HK          3,894,000        809,417         0.7
  Acom Co., Ltd. ............................................   JPN             9,000        475,474         0.4
                                                                                        ------------
                                                                                          12,696,837
                                                                                        ------------
Insurance - Multi-Line (9.2%)
  Travelers Group, Inc. .....................................   US             37,000      2,263,938         2.0
  Axa - UAP .................................................   FR             14,770      1,735,045         1.5
  SunAmerica, Inc. ..........................................   US             32,800      1,637,950         1.4
  Allstate Corp. ............................................   US             15,000      1,443,750         1.3
  American International Group, Inc. ........................   US              9,200      1,210,375         1.0
  Allianz AG ................................................   GER             3,788      1,165,538         1.0
  Fremont General Corp. .....................................   US             20,000      1,115,000         1.0
                                                                                        ------------
                                                                                          10,571,596
                                                                                        ------------
Other Financial (7.2%)
  Newcourt Credit Group, Inc. ...............................   CAN            63,200      3,103,196         2.7
  Providian Financial Corp. .................................   US             42,000      2,527,875         2.2
  Investors Financial Services Corp. ........................   US             25,500      1,373,813         1.2
  Heller Financial, Inc.-/- .................................   US             33,500        904,500         0.8
  Shohkoh Fund ..............................................   JPN             1,200        381,831         0.3
                                                                                        ------------
                                                                                           8,291,215
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1650
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Investment Management (3.0%)
  Alliance Capital Management L.P. ..........................   US             68,800   $  1,827,500         1.6
  Franklin Resources, Inc. ..................................   US             29,500      1,578,250         1.4
                                                                                        ------------
                                                                                           3,405,750
                                                                                        ------------
Securities Broker (2.5%)
  Morgan Stanley, Dean Witter & Co. .........................   US             22,200      1,751,025         1.5
  Hambrecht & Quist Group-/- ................................   US             36,000      1,203,750         1.0
  Peregrine Investment Holdings Ltd.(::) ....................   HK            532,000             --          --
                                                                                        ------------
                                                                                           2,954,775
                                                                                        ------------
Insurance-Life (1.4%)
  AEGON N.V. ................................................   NETH           12,080      1,567,122         1.4
                                                                                        ------------
Insurance - Property-Casualty (1.2%)
  Mercury General Corp. .....................................   US             22,000      1,424,500         1.2
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $86,172,363) .................                            111,211,664        96.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $4,995,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $5,057,438,
   including accrued interest). (cost $4,955,000) ...........                              4,955,000         4.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $91,127,363)  * .....................                            116,166,664       101.0
Other Assets and Liabilities ................................                             (1,111,733)       (1.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $115,054,931       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        {V}  Security is denominated in GBP.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $91,609,705 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,101,790
                 Unrealized depreciation:            (1,544,831)
                                                  -------------
                 Net unrealized appreciation:     $  24,556,959
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1651
               AIM GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED
          (FORMERLY GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                          PERCENTAGE OF NET
                                             ASSETS {D}
                                        ---------------------
                                                 SHORT-TERM
                                                   &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY   OTHER  TOTAL
--------------------------------------  ------   -----  -----
Australia (AUSL/AUD) .................    3.3             3.3
Canada (CAN/CAD) .....................    6.9             6.9
Denmark (DEN/DKK) ....................    1.4             1.4
Finland (FIN/FIM) ....................    1.4             1.4
France (FR/FRF) ......................    3.1             3.1
Germany (GER/DEM) ....................    2.1             2.1
Hong Kong (HK/HKD) ...................    3.2             3.2
Ireland (IRE/IEP) ....................    3.5             3.5
Israel (ISRL/ILS) ....................    2.1             2.1
Japan (JPN/JPY) ......................    2.0             2.0
Netherlands (NETH/NLG) ...............    4.3             4.3
Norway (NOR/NOK) .....................    1.0             1.0
South Africa (SAFR/ZAR) ..............    2.7             2.7
Sweden (SWDN/SEK) ....................    2.3             2.3
Switzerland (SWTZ/CHF) ...............    1.1             1.1
Turkey (TRKY/TRL) ....................    1.6             1.6
United Kingdom (UK/GBP) ..............    2.4             2.4
United States (US/USD) ...............   51.6    3.3     54.9
Uruguay (URGY/UYP) ...................    0.7             0.7
                                        ------   -----  -----
Total  ...............................   96.7    3.3    100.0
                                        ------   -----  -----
                                        ------   -----  -----

--------------

{d}  Percentages indicated are based on net assets of $115,054,931.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................     2,018,779         1.48137   5/26/98   $    73,876
Australian Dollars......................       390,731         1.49191   5/26/98        11,437
Canadian Dollars........................     3,956,610         1.41430   6/24/98        38,299
Canadian Dollars........................       700,285         1.40700   6/24/98        10,447
Canadian Dollars........................       420,171         1.41500   6/24/98         3,857
Canadian Dollars........................       119,048         1.41500   6/24/98         1,093
Japanese Yen............................       642,431       122.80000   5/12/98        49,752
Japanese Yen............................       113,370       129.93000   5/12/98         2,077
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $8,552,263)...................     8,361,425                                 190,838
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 7.27%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   190,838
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1652
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (51.5%)
  Guidant Corp. .............................................   US            591,000   $ 39,523,117         7.1
  Visx, Inc.{::} -/- ........................................   US            866,200     38,221,075         6.8
  ATL Ultrasound, Inc.{::} -/- ..............................   US            745,500     36,063,563         6.4
  Physio-Control International Corp.{::} -/- ................   US          1,183,800     27,227,400         4.9
  Waters Corp.-/- ...........................................   US            381,100     20,388,850         3.6
  Dexter Corp. ..............................................   US            484,000     19,995,250         3.6
  Mentor Corp. ..............................................   US            621,900     16,907,906         3.0
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL          393,100     12,775,750         2.3
  Sunrise Medical, Inc.-/- ..................................   US            710,000     10,516,875         1.9
  Endosonics Corp.{::} -/- ..................................   US          1,509,400      9,811,100         1.8
  Cardiac Pathways Corp.-/- .................................   US            929,300      8,828,350         1.6
  Baxter International, Inc. ................................   US            126,500      7,012,844         1.3
  Kensey Nash Corp.-/- ......................................   US            334,600      6,441,050         1.1
  Arterial Vascular Engineering, Inc.-/- ....................   US            153,000      5,412,375         1.0
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            580,000      4,060,000         0.7
  Becton, Dickinson & Co. ...................................   US             56,000      3,899,000         0.7
  CONMED Corp.-/- ...........................................   US            109,700      2,509,388         0.4
  Thoratec Laboratories Corp.-/- ............................   US            299,900      2,436,688         0.4
  Micro Therapeutics, Inc.-/- ...............................   US            200,000      2,137,500         0.4
  CardioGenesis Corp.-/- ....................................   US            310,000      1,976,250         0.3
  INAMED Corp.-/- ...........................................   US            275,000      1,925,000         0.3
  Angeion Corp.-/- ..........................................   US            670,000      1,842,500         0.3
  SonoSight, Inc.-/- ........................................   US            188,500      1,543,344         0.3
  Osteotech, Inc.-/- ........................................   US             58,000      1,279,625         0.2
  Medtronic, Inc. ...........................................   US             22,000      1,157,750         0.2
  Instrumentarium Group "A" .................................   FIN            16,000        970,481         0.2
  PolyMedica Corp.-/- .......................................   US             74,600        727,350         0.1
  Boston Scientific Corp.-/- ................................   US              9,800        708,663         0.1
  Innerdyne, Inc.-/- ........................................   US            193,000        579,000         0.1
  Conceptus, Inc.-/- ........................................   US            137,000        445,250         0.1
  Abaxis, Inc.-/- ...........................................   US            160,000        410,000         0.1
  Laserscope-/- .............................................   US            150,000        393,750         0.1
  Cardiovascular Dynamics, Inc.-/- ..........................   US             65,000        390,000         0.1
  Photoelectron Corp.-/- ....................................   US             22,800        152,475          --
  Lifecore Biomedical, Inc.-/- ..............................   US              3,000         58,875          --
                                                                                        ------------
                                                                                         288,728,394
                                                                                        ------------
Pharmaceuticals (20.0%)
  Warner-Lambert Co. ........................................   US            135,000     25,540,313         4.6
  Pfizer, Inc. ..............................................   US            155,000     17,640,938         3.2
  TheraTech, Inc.{::} -/- ...................................   US          1,935,000     15,721,875         2.8
  Zeneca Group PLC - ADR{\/} ................................   UK            324,300     14,228,663         2.5
  Bergen Brunswig Corp. "A" .................................   US            100,000      4,537,500         0.8
  NABI, Inc.-/- .............................................   US            820,000      3,228,750         0.6
  Schering-Plough Corp. .....................................   US             39,700      3,180,963         0.6

    The accompanying notes are an integral part of the financial statements.

         1653
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Pharmaceuticals (Continued)
  Roberts Pharmaceutical Corp.-/- ...........................   US            178,000   $  3,026,000         0.5
  Bristol Myers Squibb Co. ..................................   US             28,000      2,964,500         0.5
  American Home Products Corp. ..............................   US             28,000      2,607,500         0.5
  Abbott Laboratories .......................................   US             28,000      2,047,500         0.4
  Catalytica, Inc.-/- .......................................   US            138,866      2,013,557         0.4
  Johnson & Johnson .........................................   US             28,000      1,998,500         0.4
  SmithKline Beecham PLC - ADR{\/} ..........................   UK             29,000      1,727,313         0.3
  Glaxo Wellcome PLC - ADR{\/} ..............................   UK             29,000      1,640,313         0.3
  Merck & Co., Inc. .........................................   US             13,500      1,626,750         0.3
  Altana AG .................................................   GER            15,000      1,150,502         0.2
  Gedeon Richter-/- .........................................   HGRY            9,350      1,001,849         0.2
  Warner Chilcott Laboratories - ADR-/- {\/} ................   IRE            83,800        963,700         0.2
  Spiros Development Corporation II, Inc. - Units-/-+X+ .....   US             57,000        947,625         0.2
  Novartis AG ...............................................   SWTZ              561        927,582         0.2
  Elan Corp., PLC - ADR-/- {\/} .............................   IRE             7,000        434,875         0.1
  R.P. Scherer Corp.-/- .....................................   US              5,700        416,100         0.1
  Alpharma, Inc. "A" ........................................   US             16,700        379,925         0.1
  Life Medical Sciences, Inc.-/- ............................   US            200,000        275,000          --
  Astra AB - ADR{\/} ........................................   SWDN           12,000        246,750          --
  Watson Pharmaceuticals, Inc.-/- ...........................   US              5,700        245,100          --
  Schein Pharmaceutical, Inc.-/- ............................   US             10,000        245,000          --
  Medco Research, Inc. ......................................   US              5,700        116,138          --
  Unimed Pharmaceuticals, Inc.-/- ...........................   US              9,200         67,275          --
                                                                                        ------------
                                                                                         111,148,356
                                                                                        ------------
Biotechnology (12.4%)
  Agouron Pharmaceuticals, Inc.-/- ..........................   US            706,100     24,007,400         4.3
  Guilford Pharmaceuticals, Inc.-/- .........................   US            667,000     13,256,625         2.4
  COR Therapeutics, Inc.-/- .................................   US            550,000     10,381,250         1.9
  Amgen, Inc.-/- ............................................   US            139,800      8,335,575         1.5
  Protein Design Labs, Inc.-/- ..............................   US            260,000      8,320,000         1.5
  Genelabs Technologies, Inc.-/- ............................   US          1,090,000      3,951,250         0.7
  PathoGenesis Corp.-/- .....................................   US             16,400        649,850         0.1
  Enzon, Inc. Preferred-/- ..................................   US             16,000        217,920          --
  Human Genome Sciences, Inc.-/- ............................   US              1,000         36,375          --
                                                                                        ------------
                                                                                          69,156,245
                                                                                        ------------
Health Care Services (5.5%)
  Vencor, Inc.-/- ...........................................   US            513,000     13,915,125         2.5
  Tenet Healthcare Corp.-/- .................................   US            129,500      4,848,156         0.9
  Allegiance Corp. ..........................................   US            103,000      4,699,375         0.8
  Nationwide Health Properties, Inc. ........................   US             68,000      1,598,000         0.3
  SteriGenics International, Inc.-/- ........................   US             61,900      1,431,438         0.3
  Hanger Orthopedic Group, Inc.-/- ..........................   US             59,000      1,102,563         0.2
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX            79,100      1,048,075         0.2

    The accompanying notes are an integral part of the financial statements.

         1654
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care Services (Continued)
  Parkway Holdings Ltd. .....................................   SING          300,000   $    648,751         0.1
  Health Management Associates, Inc. "A"-/- .................   US             14,000        441,000         0.1
  Quorum Health Group, Inc.-/- ..............................   US             12,500        401,563         0.1
  Quintiles Transnational Corp.-/- ..........................   US              5,000        247,500          --
  McKesson Corp. ............................................   US              2,500        176,719          --
  United Healthcare Corp. ...................................   US              2,500        175,625          --
  HEALTHSOUTH Corp.-/- ......................................   US              5,500        166,031          --
  Wellpoint Health Networks - New-/- ........................   US              1,000         72,125          --
                                                                                        ------------
                                                                                          30,972,046
                                                                                        ------------
Paper/Packaging (2.2%)
  Kimberly-Clark Corp. ......................................   US            240,618     12,211,364         2.2
                                                                                        ------------
Computers & Peripherals (0.4%)
  Hewlett-Packard Co. .......................................   US             27,000      2,033,438         0.4
                                                                                        ------------
Consumer Services (0.1%)
  Service Corporation International .........................   US             11,000        453,750         0.1
                                                                                        ------------
Personal Care/Cosmetics (0.0%)
  Gillette Co. ..............................................   US              2,000        230,875          --
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $453,759,253) ................                            514,934,468        92.1
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736        920,357         0.2
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000        109,375          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                              1,029,732         0.2
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1655
                          AIM GLOBAL HEALTH CARE FUND
                     (FORMERLY GT GLOBAL HEALTH CARE FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $29,380,000 U.S. Treasury Bonds, 7.25%
   due 5/15/16 (market value of collateral is $34,111,844,
   including accrued interest). (cost $33,422,000) ..........                           $ 33,422,000         6.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $487,213,390)  * ....................                            549,386,200        98.3
Other Assets and Liabilities ................................                              9,348,090         1.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $558,734,290       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {::}  See Note 6 of Notes to Financial Statements.
        +X+ Each unit consists of one callable common share of Spiros Development Corporation II, Inc. and one warrant to purchase .25 shares of Dura Pharmaceuticals, Inc.
          * For Federal income tax purposes, cost is $489,315,001 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  90,649,808
                 Unrealized depreciation:           (30,578,609)
                                                  -------------
                 Net unrealized appreciation:     $  60,071,199
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Finland (FIN/FIM) ....................    0.2                                   0.2
France (FR/FRF) ......................                0.2                       0.2
Germany (GER/DEM) ....................    0.2                                   0.2
Hungary (HGRY/HUF) ...................    0.2                                   0.2
Ireland (IRE/IEP) ....................    0.3                                   0.3
Israel (ISRL/ILS) ....................    2.3                                   2.3
Mexico (MEX/MXN) .....................    0.2                                   0.2
Singapore (SING/SGD) .................    0.1                                   0.1
Switzerland (SWTZ/CHF) ...............    0.2                                   0.2
United Kingdom (UK/GBP) ..............    3.1                                   3.1
United States (US/USD) ...............   85.3                        7.7       93.0
                                        ------      -----          -----      -----
Total  ...............................   92.1         0.2            7.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $558,734,290.

    The accompanying notes are an integral part of the financial statements.

         1656
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (36.6%)
  Enron Corp. ................................................   US             62,701   $ 3,084,102         3.4
    GAS PRODUCTION & DISTRIBUTION
  AES Corp.-/- ...............................................   US             55,264     3,049,882         3.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        5,500,000     2,212,505         2.5
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          13,200     1,949,941         2.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN            80,000     1,940,000         2.2
    ELECTRICAL & GAS UTILITIES
  Houston Industries, Inc. ...................................   US             59,000     1,714,688         1.9
    ELECTRICAL & GAS UTILITIES
  Viag AG ....................................................   GER             3,000     1,520,067         1.7
    ELECTRICAL & GAS UTILITIES
  Dominion Resources, Inc. ...................................   US             38,000     1,503,375         1.7
    ELECTRICAL & GAS UTILITIES
  Interstate Energy Corp. ....................................   US             46,740     1,475,231         1.6
    ELECTRICAL & GAS UTILITIES
  Pinnacle West Capital Corp. ................................   US             32,000     1,416,000         1.6
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        5,410,000     1,324,705         1.5
    ELECTRICAL & GAS UTILITIES
  VEBA AG ....................................................   GER            20,000     1,322,185         1.5
    ELECTRICAL & GAS UTILITIES
  MCN Energy Group, Inc. .....................................   US             35,000     1,321,250         1.5
    ELECTRICAL & GAS UTILITIES
  National Grid Group PLC ....................................   UK            200,000     1,290,970         1.4
    ELECTRICAL & GAS UTILITIES
  RWE AG .....................................................   GER            25,000     1,272,297         1.4
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          150,000     1,248,235         1.4
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900     1,207,650         1.3
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,149,750         1.3
    ELECTRICAL & GAS UTILITIES
  EVI, Inc.-/- ...............................................   US             20,000     1,065,000         1.2
    ENERGY EQUIPMENT & SERVICES
  MetroGas S.A. - ADR{\/} ....................................   ARG            96,051       954,507         1.1
    ELECTRICAL & GAS UTILITIES
  Hub Power Co. ..............................................   PAK           700,000       713,507         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          32,735,847
                                                                                         -----------
Services (29.6%)
  Compagnie Generale des Eaux ................................   FR             13,982     2,600,978         2.9
    CONSUMER SERVICES
  Mannesmann AG ..............................................   GER             3,000     2,381,271         2.7
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

         1657
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          400,000   $ 2,109,674         2.3
    TELEPHONE NETWORKS
  Canadian National Railway Co. ..............................   CAN            30,900     2,011,083         2.2
    TRANSPORTATION - ROAD & RAIL
  Magyar Tavkozlesi Rt. - ADR-/- {\/} ........................   HGRY           66,800     1,970,600         2.2
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,757,813         2.0
    WIRELESS COMMUNICATIONS
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           28,000     1,505,000         1.7
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           10,000     1,454,783         1.6
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,386,000         1.5
    TRANSPORTATION - ROAD & RAIL
  Alaska Air Group, Inc.-/- ..................................   US             24,000     1,347,000         1.5
    TRANSPORTATION - AIRLINES
  America West Holdings Corp. "B"-/- .........................   US             42,000     1,270,500         1.4
    TRANSPORTATION - AIRLINES
  Airborne Freight Corp. .....................................   US             32,000     1,268,000         1.4
    TRANSPORTATION - AIRLINES
  Comair Holdings, Inc. ......................................   US             46,000     1,256,375         1.4
    TRANSPORTATION - AIRLINES
  Swift Transportation Co., Inc.-/- ..........................   US             50,000     1,143,750         1.3
    TRANSPORTATION - ROAD & RAIL
  Navistar International Corp.-/- ............................   US             30,000       896,250         1.0
    TRANSPORTATION - ROAD & RAIL
  Brisa-Auto Estradas de Portugal S.A. .......................   PORT           16,000       709,274         0.8
    TRANSPORTATION - ROAD & RAIL
  Telecom Corporation of New Zealand - Installment
   Receipts-/- ...............................................   NZ            258,200       693,578         0.8
    TELEPHONE NETWORKS
  Aeroporti di Roma SpA ......................................   ITLY           48,000       674,255         0.7
    TRANSPORTATION - AIRLINES
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       151,830         0.2
    WIRELESS COMMUNICATIONS
  Illinois Central Corp. .....................................   US                611        24,287          --
    TRANSPORTATION - ROAD & RAIL
  Hellenic Telecommunications Organization S.A. ..............   GREC              100         2,864          --
    TELEPHONE NETWORKS
                                                                                         -----------
                                                                                          26,615,165
                                                                                         -----------
Materials/Basic Industry (12.9%)
  Masco Corp. ................................................   US             40,000     2,320,000         2.6
    BUILDING MATERIALS & COMPONENTS
  Lafarge S.A. ...............................................   FR             20,000     1,890,183         2.1
    CEMENT
  Giant Cement Holding, Inc.-/- ..............................   US             64,800     1,830,600         2.0
    CEMENT
  IPSCO, Inc. ................................................   CAN            56,265     1,706,014         1.9
    METALS - STEEL

    The accompanying notes are an integral part of the financial statements.

         1658
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Materials/Basic Industry (Continued)
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000   $ 1,224,000         1.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR            7,445     1,191,200         1.3
    CEMENT
  Martin Marietta Materials, Inc. ............................   US             25,000     1,173,438         1.3
    BUILDING MATERIALS & COMPONENTS
  Apasco, S.A. de C.V. .......................................   MEX            35,500       241,417         0.3
    CEMENT
                                                                                         -----------
                                                                                          11,576,852
                                                                                         -----------
Technology (6.2%)
  Cisco Systems, Inc.-/- .....................................   US             21,500     1,574,875         1.8
    NETWORKING
  Ascend Communications, Inc.-/- .............................   US             30,000     1,306,875         1.5
    NETWORKING
  Ciena Corp.-/- .............................................   US             20,000     1,115,000         1.2
    TELECOM TECHNOLOGY
  EMCORE Corp.-/- ............................................   US             58,000       833,750         0.9
    SEMICONDUCTORS
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL           45,200       740,150         0.8
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           5,570,650
                                                                                         -----------
Capital Goods (3.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK             49,600     1,525,200         1.7
    AEROSPACE/DEFENSE
  Gulfstream Aerospace Corp.-/- ..............................   US             35,000     1,467,813         1.6
    AEROSPACE/DEFENSE
                                                                                         -----------
                                                                                           2,993,013
                                                                                         -----------
Consumer Durables (2.9%)
  Kaufman and Broad Home Corp. ...............................   US             53,000     1,540,313         1.7
    HOUSING
  D.R. Horton, Inc. ..........................................   US             60,000     1,110,000         1.2
    HOUSING
                                                                                         -----------
                                                                                           2,650,313
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $65,337,987) ..................                            82,141,840        91.5
                                                                                         -----------       -----

    The accompanying notes are an integral part of the financial statements.

         1659
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $7,745,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $7,841,813,
   including accrued interest). (cost $7,688,000) ............                           $ 7,688,000         8.5
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $73,025,987)  * ......................                            89,829,840       100.0
Other Assets and Liabilities .................................                               (18,680)         --
                                                                                         -----------       -----

NET ASSETS ...................................................                           $89,811,160       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $73,025,987 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  18,343,020
                 Unrealized depreciation:            (1,539,167)
                                                  -------------
                 Net unrealized appreciation:     $  16,803,853
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1660
                 AIM GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED
            (FORMERLY GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                                                               PERCENTAGE OF NET ASSETS {D}
                                                                          ---------------------------------------
                                                                                         SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)                                        EQUITY         & OTHER        TOTAL
- ------------------------------------------------------------------------  -----------  ---------------  ---------
Argentina (ARG/ARS) ....................................................         1.1                          1.1
Austria (ASTRI/ATS) ....................................................         2.2                          2.2
Brazil (BRZL/BRL) ......................................................         5.3                          5.3
Canada (CAN/CAD) .......................................................         4.1                          4.1
Czech Republic (CZCH/CSK) ..............................................         1.6                          1.6
Ecuador (ECDR/ECS) .....................................................         1.3                          1.3
Egypt (EGPT) ...........................................................         1.4                          1.4
France (FR/FRF) ........................................................         5.0                          5.0
Germany (GER/DEM) ......................................................         7.3                          7.3
Hong Kong (HK/HKD) .....................................................         0.2                          0.2
Hungary (HGRY/HUF) .....................................................         2.2                          2.2
India (IND/INR) ........................................................         1.3                          1.3
Israel (ISRL/ILS) ......................................................         0.8                          0.8
Italy (ITLY/ITL) .......................................................         4.4                          4.4
Mexico (MEX/MXN) .......................................................         0.3                          0.3
New Zealand (NZ/NZD) ...................................................         2.3                          2.3
Pakistan (PAK/PKR) .....................................................         0.8                          0.8
Portugal (PORT/PTE) ....................................................         2.5                          2.5
Spain (SPN/ESP) ........................................................         2.2                          2.2
United Kingdom (UK/GBP) ................................................         3.1                          3.1
United States (US/USD) .................................................        42.1            8.5          50.6
                                                                          -----------         -----     ---------
Total  .................................................................        91.5            8.5         100.0
                                                                          -----------         -----     ---------
                                                                          -----------         -----     ---------

--------------

{d}  Percentages indicated are based on net assets of $89,811,160.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                          MARKET VALUE                            UNREALIZED
                                             (U.S.        CONTRACT   DELIVERY    APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     (DEPRECIATION)
----------------------------------------  ------------   ----------  --------   --------------
Deutsche Marks..........................   3,571,432        1.79365   5/26/98      $(3,289)
French Francs...........................   1,996,672        5.99940    5/6/98        3,528
French Francs...........................     332,779        6.03550    5/6/98       (1,406)
Italian Lira............................   2,573,415     1768.80000   7/21/98       (1,050)
                                          ------------                          --------------
  Total Contracts to Sell (Receivable
   amount $8,472,081)...................   8,474,298                                (2,217)
                                          ------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 9.44%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $(2,217)
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1661
                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (19.5%)
  Enerflex Systems Ltd. .....................................   CAN            83,600   $  2,514,374         2.5
  R&B Falcon Corp.-/- .......................................   US             76,900      2,465,606         2.4
  J. Ray McDermott S.A.-/- ..................................   US             51,400      2,280,875         2.2
  Cooper Cameron Corp.-/- ...................................   US             29,700      1,973,194         1.9
  EVI, Inc.-/- ..............................................   US             35,400      1,885,050         1.9
  Key Energy Group, Inc.-/- .................................   US             80,050      1,495,934         1.5
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      1,328,948         1.3
  Core Laboratories N.V.-/- {\/} ............................   NETH           42,500      1,205,938         1.2
  Smith International, Inc.-/- ..............................   US             18,500      1,086,875         1.1
  Bonus Resource Services Corp.-/- ..........................   CAN           282,284        977,342         1.0
  Transocean Offshore, Inc. .................................   US             15,750        880,031         0.9
  Mitcham Industries, Inc.-/- ...............................   US             54,500        636,969         0.6
  Bayard Drilling Technologies, Inc.-/- .....................   US             33,900        504,263         0.5
  Patterson Energy, Inc.-/- .................................   US             33,800        473,200         0.5
                                                                                        ------------
                                                                                          19,708,599
                                                                                        ------------
Oil (17.3%)
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      2,396,149         2.4
  Total Compagnie Francaise des Petroles S.A. - ADR{\/} .....   FR             38,700      2,273,625         2.2
  Suncor Energy, Inc. .......................................   CAN            62,300      2,148,276         2.1
  Petro-Canada ..............................................   CAN           115,300      1,943,576         1.9
  Ultramar Diamond Shamrock Corp. ...........................   US             58,000      1,874,125         1.8
  Triton Energy Ltd.-/- .....................................   US             43,900      1,761,488         1.7
  ERG SpA-/- ................................................   ITLY          373,000      1,610,639         1.6
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY           20,300      1,342,338         1.3
  Canadian Fracmaster Ltd. ..................................   CAN           188,500      1,219,574         1.2
  British Petroleum Co., PLC - ADR{\/} ......................   UK             12,000      1,134,000         1.1
                                                                                        ------------
                                                                                          17,703,790
                                                                                        ------------
Chemicals (14.4%)
  NOVA Corp. ................................................   CAN           219,900      2,476,317         2.4
  Ciba Specialty Chemicals AG ...............................   SWTZ           19,360      2,342,716         2.3
  Potash Corporation of Saskatchewan, Inc.{\/} ..............   CAN            25,570      2,283,721         2.2
  Henkel KGaA Non-voting Preferred ..........................   GER            24,590      1,918,952         1.9
  Cabot Corp. ...............................................   US             45,500      1,635,156         1.6
  Crompton & Knowles Corp. ..................................   US             35,900      1,074,756         1.1
  E.I. du Pont de Nemours and Co. ...........................   US             13,900      1,012,094         1.0
  Solutia, Inc. .............................................   US             35,400      1,004,475         1.0
  Akzo Nobel N.V. ...........................................   NETH            4,690        954,441         0.9
                                                                                        ------------
                                                                                          14,702,628
                                                                                        ------------
Forest Products (13.7%)
  St Laurent Paperboard, Inc.-/- ............................   CAN           190,000      2,584,808         2.5
  Stone Container Corp.-/- ..................................   US            113,600      1,860,200         1.8
  MacMillan Bloedel Ltd. ....................................   CAN           112,442      1,600,472         1.6

    The accompanying notes are an integral part of the financial statements.

         1662
                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Forest Products (Continued)
  Doman Industries Ltd. "B"-/- ..............................   CAN           246,830   $  1,234,409         1.2
  Noranda, Inc. .............................................   CAN            52,356      1,080,298         1.1
  Bowater, Inc. .............................................   US             18,900      1,057,219         1.0
  Tembec, Inc. "A"-/- .......................................   CAN           148,900        989,403         1.0
  Donohue, Inc. .............................................   CAN            41,151        935,446         0.9
  Champion International Corp. ..............................   US             17,200        925,575         0.9
  Noranda Forest, Inc. ......................................   CAN           136,459        916,281         0.9
  Alliance Forest Products, Inc.-/- .........................   CAN            36,400        767,616         0.8
                                                                                        ------------
                                                                                          13,951,727
                                                                                        ------------
Misc. Materials & Commodities (11.8%)
  American Disposal Services, Inc.-/- .......................   US             64,500      2,586,047         2.5
  USG Corp. .................................................   US             44,000      2,260,500         2.2
  Encore Wire Corp.-/- ......................................   US             56,950      2,206,813         2.2
  Valero Energy Corp. .......................................   US             65,000      2,104,375         2.1
  Medusa Corp. ..............................................   US             32,241      1,982,822         2.0
  EdperBrascan Corp. "A" ....................................   CAN            37,369        763,219         0.8
                                                                                        ------------
                                                                                          11,903,776
                                                                                        ------------
Construction (5.3%)
  Stolt Comex Seaway S.A.-/- ................................   US             79,000      2,567,500         2.5
  Coflexip - ADR{\/} ........................................   FR             27,300      1,945,125         1.9
  Global Industries Ltd.-/- .................................   US             40,850        926,784         0.9
                                                                                        ------------
                                                                                           5,439,409
                                                                                        ------------
Metals - Non-Ferrous (5.0%)
  Alumax, Inc. ..............................................   US             54,100      2,671,183         2.6
  Freeport-McMoRan Copper & Gold, Inc. "B" ..................   US             58,000      1,091,125         1.1
  Sutton Resources Ltd.-/- ..................................   CAN            69,113        536,584         0.5
  Western Copper Holdings Ltd.-/- ...........................   CAN            89,280        465,228         0.5
  Cominco Ltd. ..............................................   CAN            18,181        298,206         0.3
                                                                                        ------------
                                                                                           5,062,326
                                                                                        ------------
Gas Production & Distribution (5.0%)
  Comstock Resources, Inc.-/- ...............................   US            132,400      1,704,650         1.7
  Santa Fe Energy Resources, Inc.-/- ........................   US            163,700      1,688,156         1.7
  Poco Petroleums Ltd.-/- ...................................   CAN            72,069        821,658         0.8
  Berkley Petroleum Corp.-/- ................................   CAN            84,600        810,674         0.8
                                                                                        ------------
                                                                                           5,025,138
                                                                                        ------------
Metals - Steel (2.3%)
  IPSCO, Inc. ...............................................   CAN            78,700      2,386,266         2.3
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $89,332,125) .................                             95,883,659        94.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1663
                    AIM GLOBAL RESOURCES FUND - CONSOLIDATED
           (FORMERLY GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $5,130,000 U.S. Treasury Bills, 6.125%
   due 8/31/98 (market value of collateral is $5,194,125,
   including accrued interest). (cost $5,088,000) ...........                           $  5,088,000         5.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $94,420,125)  * .....................                            100,971,659        99.3
Other Assets and Liabilities ................................                                668,445         0.7
                                                                                        ------------       -----

NET ASSETS ..................................................                           $101,640,104       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $95,007,118 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   8,390,497
                 Unrealized depreciation:            (2,425,956)
                                                  -------------
                 Net unrealized appreciation:     $   5,964,541
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    2.4                      2.4
Canada (CAN/CAD) .....................   29.3                     29.3
France (FR/FRF) ......................    4.1                      4.1
Germany (GER/DEM) ....................    1.9                      1.9
Italy (ITLY/ITL) .....................    2.9                      2.9
Netherlands (NETH/NLG) ...............    2.1                      2.1
Norway (NOR/NOK) .....................    1.3                      1.3
Switzerland (SWTZ/CHF) ...............    2.3                      2.3
United Kingdom (UK/GBP) ..............    1.1                      1.1
United States (US/USD) ...............   46.9         5.7         52.6
                                        ------        ---        -----
Total  ...............................   94.3         5.7        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $101,640,104.

    The accompanying notes are an integral part of the financial statements.

         1664
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Wireless Communications (24.5%)
  Mannesmann AG ...........................................   GER           110,900   $   88,027,648         4.8
  Nextel Communications, Inc. "A"-/- ......................   US          1,695,700       48,645,394         2.7
  Millicom International Cellular S.A.-/- {\/} ............   LUX         1,217,000       47,615,125         2.6
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,663,700       32,234,188         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       30,445,313         1.7
  WinStar Communications, Inc.-/- .........................   US            667,700       25,956,838         1.4
  Vodafone Group PLC ......................................   UK          1,882,000       20,613,880         1.1
  Orange PLC-/- ...........................................   UK          2,660,800       19,099,472         1.1
  Bell Canada International, Inc.: ........................   CAN                --               --         1.1
    Common-/- .............................................   --            717,300       16,054,837          --
    Common - ADR-/- {\/} ..................................   --            132,500        2,981,250          --
  Smartone Telecommunications .............................   HK          6,729,000       17,679,317         1.0
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       15,761,614         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       14,630,850         0.8
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       13,941,723         0.8
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000       13,500,000         0.7
  Champion Technology Holding Ltd.{::} ....................   HK        207,801,804       12,072,921         0.7
  Powertel, Inc.-/- .......................................   US            365,000        8,349,375         0.5
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          4,360,000        8,274,740         0.5
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        4,696,650         0.3
                                                                                      --------------
                                                                                         440,581,135
                                                                                      --------------
Telecom Equipment (18.8%)
  Nokia AB "A" ............................................   FIN         1,348,320       90,456,347         5.0
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,309,500       70,439,750         3.9
  P-COM, Inc.-/- ..........................................   US          1,790,000       35,240,625         1.9
  Tekelec-/- ..............................................   US            648,900       32,607,225         1.8
  Alcatel Alsthom Compagnie Generale d'Electricite ........   FR            133,000       24,674,709         1.4
  Corning, Inc. ...........................................   US            600,000       24,000,000         1.3
  ANTEC Corp.-/- ..........................................   US          1,162,300       22,955,425         1.3
  Tellabs, Inc.-/- ........................................   US            240,000       17,010,000         0.9
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,444,088         0.5
  Pairgain Technologies, Inc.-/- ..........................   US            428,800        7,906,000         0.4
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        6,635,676         0.4
  Kantone Holding Ltd. ....................................   HK          6,256,868          306,967          --
                                                                                      --------------
                                                                                         341,676,812
                                                                                      --------------
Telephone Networks (16.6%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.2
    Di Risp-/- ............................................   --          9,326,517       49,189,779          --
    Common ................................................   --          1,263,333        9,521,194          --
  SPT Telecom-/- ..........................................   CZCH          391,340       56,931,492         3.1
  WorldCom, Inc.-/- .......................................   US          1,065,000       45,562,031         2.5
  NTL, Inc.-/- {\/} .......................................   UK            700,000       27,300,000         1.5
  Carso Global Telecom "A1" ...............................   MEX         6,089,982       23,367,700         1.3
  Magyar Tavkozlesi Rt. - ADR-/- {\/} .....................   HGRY          625,450       18,450,775         1.0

    The accompanying notes are an integral part of the financial statements.

         1665
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  Telstra Corp. Ltd. - Installment Receipts ...............   AUSL        7,282,000   $   17,066,076         0.9
  Telecommunicacoes Brasileiras S.A. (Telebras) ...........   BRZL      139,700,000       13,866,157         0.8
  BCE, Inc. ...............................................   CAN           226,025        9,627,840         0.5
  Telecom Corporation of New Zealand Ltd. - Installment
   Receipts-/- ............................................   NZ          3,495,700        9,390,159         0.5
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        7,044,600         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  PLD Telekon, Inc.-/- {\/} ...............................   RUS           510,000        4,143,750         0.2
  Emerging Communications, Inc.-/- ........................   US            468,100        2,984,138         0.2
  Atlantic Tele-Network, Inc.-/- ..........................   US            200,040        2,450,490         0.1
  Ionica Group PLC-/- .....................................   UK          1,456,400        2,094,481         0.1
                                                                                      --------------
                                                                                         304,870,662
                                                                                      --------------
Telephone - Regional/Local (9.5%)
  ICG Communications, Inc.-/- .............................   US          1,254,600       43,911,000         2.4
  GTE Corp. ...............................................   US            675,000       39,445,313         2.2
  Intermedia Communications of Florida, Inc.-/- ...........   US            454,800       33,193,294         1.8
  Teleport Communications Group, Inc. "A"-/- ..............   US            400,000       21,550,000         1.2
  SBC Communications ......................................   US            488,000       20,221,500         1.1
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {=} {\/} ........................   RUS             1,749       14,161,443         0.8
                                                                                      --------------
                                                                                         172,482,550
                                                                                      --------------
Telephone - Long Distance (6.8%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       45,625,000         2.5
  Rostelecom - ADR-/- {\/} ................................   RUS         1,780,735       38,174,507         2.1
  MCI Communications Corp. ................................   US            400,000       20,125,000         1.1
  LCI International, Inc.-/- ..............................   US            500,000       19,875,000         1.1
                                                                                      --------------
                                                                                         123,799,507
                                                                                      --------------
Cable Television (4.7%)
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,470,413       53,118,670         2.9
  Comcast Corp. "A" .......................................   US            604,300       21,641,494         1.2
  United International Holdings, Inc. "A"-/- ..............   US            373,000        6,341,000         0.3
  Comcast UK Cable Partners Ltd. "A"-/- {\/} ..............   UK            415,000        5,317,188         0.3
                                                                                      --------------
                                                                                          86,418,352
                                                                                      --------------
Networking (3.5%)
  Cisco Systems, Inc.-/- ..................................   US            450,000       32,962,500         1.8
  Ascend Communications, Inc.-/- ..........................   US            700,000       30,493,750         1.7
                                                                                      --------------
                                                                                          63,456,250
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

         1666
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Technology (2.9%)
  Uniphase Corp.-/- .......................................   US            758,300   $   41,137,775         2.3
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       11,755,375         0.6
                                                                                      --------------
                                                                                          52,893,150
                                                                                      --------------
Broadcasting & Publishing (2.6%)
  Univision Communications, Inc.-/- .......................   US            463,900       17,773,169         1.0
  EchoStar Communications Corp. "A"-/- ....................   US            609,200       16,029,575         0.9
  Seat SpA-/- .............................................   ITLY       16,820,000        8,351,581         0.5
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        2,793,524         0.2
                                                                                      --------------
                                                                                          44,947,849
                                                                                      --------------
Aerospace/Defense (1.9%)
  Orbital Sciences Corp.-/- ...............................   US            785,500       34,954,750         1.9
                                                                                      --------------
Consumer Services (1.7%)
  Compagnie Generale des Eaux .............................   FR            168,500       31,344,925         1.7
                                                                                      --------------
Semiconductors (1.3%)
  VLSI Technology, Inc.-/- ................................   US            572,600       11,809,875         0.7
  DSP Communications, Inc.-/- .............................   US            624,000       10,413,000         0.6
                                                                                      --------------
                                                                                          22,222,875
                                                                                      --------------
Multi-Industry (1.1%)
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         2,000,000       12,609,209         0.7
  Hutchison Whampoa .......................................   HK          1,302,000        8,051,875         0.4
                                                                                      --------------
                                                                                          20,661,084
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,173,173,527) ............                            1,740,309,901        95.9
                                                                                      --------------       -----

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  American Satellite Network Warrants, expire 1/1/99 (cost
   $0)(.) (::) ............................................   US             65,825               --          --
                                                                                      --------------       -----
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

         1667
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENTS                                                                    (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $61,530,000 U.S. Treasury Bonds, 7.25%
   due 5/15/16 (market value of collateral is $71,439,899,
   including accrued interest)  ...........................                           $   70,000,000         3.8
  Dated April 30, 1998, with State Street Bank & Trust Co.,
   due May 1, 1998, for an effective yield of 5.44%,
   collateralized by $950,000 U.S. Treasury Bonds, 8.125%
   due 8/15/19 (market value of collateral is $1,192,591,
   including accrued interest)  ...........................                                1,165,000         0.1
                                                                                      --------------       -----

TOTAL REPURCHASE AGREEMENTS (cost $71,165,000) ............                               71,165,000         3.9
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,244,338,527)  * ................                            1,811,474,901        99.8
Other Assets and Liabilities ..............................                                4,309,365         0.2
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,815,784,266       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
       {::}  See Note 6 of Notes to Financial Statements.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        (.) Restricted Securities: At April 30, 1998 the Fund owned the following restricted securities constituting .3% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, Expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

          * For Federal income tax purposes, cost is $1,244,874,015 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 612,812,855
                 Unrealized depreciation:           (46,211,969)
                                                  -------------
                 Net unrealized appreciation:     $ 566,600,886
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1668
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (FORMERLY GT GLOBAL TELECOMMUNICATIONS FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    0.9                   0.9
Brazil (BRZL/BRL) ....................    0.8                   0.8
Canada (CAN/CAD) .....................    2.8                   2.8
Czech Republic (CZCH/CSK) ............    3.1                   3.1
Finland (FIN/FIM) ....................    5.0                   5.0
France (FR/FRF) ......................    3.1                   3.1
Germany (GER/DEM) ....................    4.8                   4.8
Hong Kong (HK/HKD) ...................    2.6                   2.6
Hungary (HGRY/HUF) ...................    1.0                   1.0
Israel (ISRL/ILS) ....................    4.4                   4.4
Italy (ITLY/ITL) .....................    3.7                   3.7
Luxembourg (LUX/LUF) .................    2.6                   2.6
Malaysia (MAL/MYR) ...................    0.2                   0.2
Mexico (MEX/MXN) .....................    3.8                   3.8
New Zealand (NZ/NZD) .................    0.5                   0.5
Peru (PERU/PES) ......................    0.4                   0.4
Russia (RUS/SUR) .....................    4.1                   4.1
Thailand (THAI/THB) ..................    0.8                   0.8
Turkey (TRKY/TRL) ....................    0.4                   0.4
United Kingdom (UK/GBP) ..............    7.0                   7.0
United States (US/USD) ...............   43.9        4.1       48.0
                                        ------     -----      -----
Total  ...............................   95.9        4.1      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,815,784,266.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................    12,834,836          1.8461   5/26/98   $   376,139
Italian Liras...........................    10,859,243         1763.55   7/21/98       (27,888)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $23,345,828).........................    23,694,079                                 348,251
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS A
 PERCENTAGE OF NET ASSETS IS 1.30%.

CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,362,104       0.59400   7/20/98       725,396
Deutsche Marks..........................      18,520,501       1.81400   5/26/98      (224,635)
Deutsche Marks..........................      15,066,981       1.81500   5/26/98      (190,948)
Deutsche Marks..........................      12,729,534       7.79365   5/26/98       (11,724)
Finnish Markka..........................      24,746,112       5.46000   7/21/98      (203,988)
Italian Liras...........................      40,071,738    1784.71000   7/21/98      (373,412)
Italian Liras...........................       8,116,153    1774.85000   7/21/98       (30,963)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $160,302,849).................     160,613,123                              (310,274)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 8.85%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $    37,977
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1669
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                      AIM GLOBAL{/\}
                                       -----------------------------------------------------------------------------
                                          CONSUMER
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............   $160,625,164     $91,127,363     $487,213,390   $73,025,987     $ 94,420,125
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
    At value.........................   $194,547,463     $116,166,664    $549,386,200   $89,829,840     $100,971,659
  U.S. currency......................            957             148              625           944              923
  Foreign currencies (cost
   $3,262,600, $6,666, $116,
   $4,084,175, $574,226, and
   $38,012,099, respectively)........      3,264,957           6,699              120     4,084,175          574,161
  Dividends and dividend withholding
   tax reclaims receivable...........        213,234         293,292          233,561       103,025           44,335
  Interest receivable................            968             749            5,050         1,162              769
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --        92,468               --
  Receivable for Fund shares sold....        215,386       1,042,626        5,213,987       140,038        1,292,050
  Receivable for open forward foreign
   currency contracts, net (Note
   1)................................             --         190,838               --            --               --
  Receivable for securities sold.....        805,431       1,328,983       11,760,191        99,627        1,964,959
  Receivable from Chancellor LGT
   Asset Management, Inc. (Note 2)...             --          13,505               --        62,569           74,218
  Unamortized organizational costs
   (Note 1)..........................         17,156          13,685               --        11,172           11,117
                                       --------------   --------------   ------------  --------------   ------------
    Total assets.....................    199,065,552     119,057,189      566,599,734    94,425,020      104,934,191
                                       --------------   --------------   ------------  --------------   ------------
Liabilities:
  Payable for custodian fees.........          4,311           5,076            8,079         6,473            9,760
  Payable for Directors' and
   Trustees' fees and expenses (Note
   2)................................          7,748           1,867            1,704         2,516              652
  Payable for fund accounting fees
   (Note 2)..........................          4,281           2,494           11,428         1,971            2,068
  Payable for Fund shares
   repurchased.......................        450,326         136,340        1,204,094       222,025          394,335
  Payable for investment management
   and administration fees (Note
   2)................................        158,974         104,848          435,270       110,495          126,214
  Payable for open forward foreign
   currency contracts (Note 1).......             --              --               --         2,217               --
  Payable for printing and postage
   expenses..........................         20,439          17,511           56,469        44,305           37,005
  Payable for professional fees......         17,379          13,698           27,249        18,478           18,472
  Payable for registration and filing
   fees..............................          5,980           3,204            8,448         9,720            7,417
  Payable for securities purchased...      2,666,126       3,630,414        5,701,866     4,084,175        2,586,961
  Payable for service and
   distribution expenses (Note 2)....        118,493          69,098          270,724        54,114           60,200
  Payable for transfer agent fees
   (Note 2)..........................         55,395           9,673          133,832        50,128           42,561
  Other accrued expenses.............         32,758           7,935            6,281         7,143            8,342
                                       --------------   --------------   ------------  --------------   ------------
    Total liabilities................      3,542,210       4,002,158        7,865,444     4,613,760        3,293,987
  Minority interest (Notes 1 & 2)....            100             100               --           100              100
                                       --------------   --------------   ------------  --------------   ------------
Net assets...........................   $195,523,242     $115,054,931    $558,734,290   $89,811,160     $101,640,104
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............  $ 1,244,338,527
                                       ---------------
                                       ---------------
    At value.........................  $ 1,811,474,901
  U.S. currency......................          481,143
  Foreign currencies (cost
   $3,262,600, $6,666, $116,
   $4,084,175, $574,226, and
   $38,012,099, respectively)........       37,989,074
  Dividends and dividend withholding
   tax reclaims receivable...........        1,461,730
  Interest receivable................           10,754
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................          169,870
  Receivable for Fund shares sold....        3,519,217
  Receivable for open forward foreign
   currency contracts, net (Note
   1)................................           37,977
  Receivable for securities sold.....       38,128,097
  Receivable from Chancellor LGT
   Asset Management, Inc. (Note 2)...               --
  Unamortized organizational costs
   (Note 1)..........................               --
                                       ---------------
    Total assets.....................    1,893,272,763
                                       ---------------
Liabilities:
  Payable for custodian fees.........          196,883
  Payable for Directors' and
   Trustees' fees and expenses (Note
   2)................................            3,634
  Payable for fund accounting fees
   (Note 2)..........................           39,086
  Payable for Fund shares
   repurchased.......................        6,626,277
  Payable for investment management
   and administration fees (Note
   2)................................        1,400,357
  Payable for open forward foreign
   currency contracts (Note 1).......               --
  Payable for printing and postage
   expenses..........................          126,767
  Payable for professional fees......           39,759
  Payable for registration and filing
   fees..............................           24,933
  Payable for securities purchased...       67,011,318
  Payable for service and
   distribution expenses (Note 2)....        1,091,628
  Payable for transfer agent fees
   (Note 2)..........................          894,937
  Other accrued expenses.............           32,918
                                       ---------------
    Total liabilities................       77,488,497
  Minority interest (Notes 1 & 2)....               --
                                       ---------------
Net assets...........................  $ 1,815,784,266
                                       ---------------
                                       ---------------

----------------
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1670
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                      AIM GLOBAL{/\}
                                       -----------------------------------------------------------------------------
                                          CONSUMER
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
Class A:                                  (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
  Net assets.........................   $ 70,546,554     $38,146,311     $427,300,000   $33,286,992     $ 42,092,882
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      2,824,537       1,891,058       19,783,338     2,026,023        2,704,501
  Net asset value and redemption
   price per share...................   $      24.98     $     20.17     $      21.60   $     16.43     $      15.56
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................   $      26.23     $     21.18     $      22.68   $     17.25     $      16.34
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets.........................   $106,835,715     $64,747,167     $121,735,496   $47,177,150     $ 52,210,289
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      4,357,974       3,268,753        5,848,019     2,929,766        3,411,115
  Net asset value and offering price
   per share.........................   $      24.51     $     19.81     $      20.82   $     16.10     $      15.31
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets.........................   $ 18,140,973     $12,161,453     $  9,698,794   $ 9,347,018     $  7,336,933
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................        713,803         595,404          440,494       559,425          467,314
  Net asset value, offering price per
   share, and redemption price per
   share.............................   $      25.41     $     20.43     $      22.02   $     16.71     $      15.70
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)...........   $151,024,282     $88,920,854     $487,685,110   $62,623,203     $103,332,054
  Undistributed/Accumulated net
   investment income (loss)..........     (1,114,025)          8,925       (3,241,309)      126,439         (795,676)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency transactions.............     11,687,365         889,661       12,117,688    10,339,065       (7,454,066)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................          3,321         196,190               (9)      (81,400)           6,258
  Net unrealized appreciation of
   investments.......................     33,922,299      25,039,301       62,172,810    16,803,853        6,551,534
                                       --------------   --------------   ------------  --------------   ------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................   $195,523,242     $115,054,931    $558,734,290   $89,811,160     $101,640,104
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
Class A:                                    FUND
                                       ---------------
  Net assets.........................  $   969,856,693
                                       ---------------
                                       ---------------
  Shares outstanding.................       48,380,775
  Net asset value and redemption
   price per share...................  $         20.05
                                       ---------------
                                       ---------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................  $         21.05
                                       ---------------
                                       ---------------
Class B:+
  Net assets.........................  $   837,576,106
                                       ---------------
                                       ---------------
  Shares outstanding.................       43,066,637
  Net asset value and offering price
   per share.........................  $         19.45
                                       ---------------
                                       ---------------
Advisor Class:
  Net assets.........................  $     8,351,467
                                       ---------------
                                       ---------------
  Shares outstanding.................          409,477
  Net asset value, offering price per
   share, and redemption price per
   share.............................  $         20.40
                                       ---------------
                                       ---------------
Net assets consist of:
  Paid in capital (Note 4)...........  $ 1,192,624,877
  Undistributed/Accumulated net
   investment income (loss)..........      (11,031,674)
  Accumulated net realized gain
   (loss) on investments and foreign
   currency transactions.............       67,631,904
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................         (577,215)
  Net unrealized appreciation of
   investments.......................      567,136,374
                                       ---------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................  $ 1,815,784,266
                                       ---------------
                                       ---------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1671
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                            STATEMENT OF OPERATIONS

                  Six months ended April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                  AIM GLOBAL{/\}
                                                     -------------------------------------------------------------------------
                                                      CONSUMER
                                                      PRODUCTS
                                                         AND       FINANCIAL
                                                      SERVICES     SERVICES     HEALTH    INFRASTRUCTURE  RESOURCES  TELECOM-
                                                        FUND-        FUND-       CARE        FUND-        FUND-     MUNICATIONS
                                                     CONSOLIDATED CONSOLIDATED   FUND     CONSOLIDATED CONSOLIDATED    FUND
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Investment income:
  Dividend income (net of foreign withholding tax
   of $58,439, $89,413, $2,069, $67,669, $37,565,
   and $182,685, respectively).....................   $ 631,492    $ 930,225   $ 738,020   $ 903,398    $ 335,385   $3,963,693
  Interest income..................................     173,161      113,943   1,275,652     227,045      142,904    2,012,264
  Securities lending income........................      17,942       34,910      55,507      18,515       11,469      609,824
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total investment income........................     822,595    1,079,078   2,069,179   1,148,958      489,758    6,585,781
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Expenses:
  Investment management and administration fees
   (Note 2)........................................     873,213      470,304   2,709,564     447,907      566,986    7,889,067
  Amortization of organization costs (Note 1)......       5,108        6,259          --       5,108        5,108           --
  Custodian Fees...................................      19,189       14,299       7,625      19,729       19,910      318,017
  Directors' and Trustees' fees and expenses (Note
   2)..............................................      11,510        8,964       6,074       6,878        7,240       11,100
  Fund accounting fees (Note 2)....................      22,980       12,779      73,483      12,109       15,269      221,052
  Printing and postage expenses....................      20,996        8,869     100,150      16,470       16,652      332,859
  Professional fees................................      52,434       54,449      62,182      43,983       41,087      155,725
  Registration and filing fees.....................      36,924       44,693      36,200      43,598       50,331       52,671
  Service and distribution expenses: (Note 2)
    Class A........................................     166,991       82,697   1,060,797      86,552      120,076    2,209,459
    Class B........................................     493,846      273,191     631,046     252,743      303,610    3,905,123
  Transfer agent fees (Note 2).....................     244,554      112,625     650,700     171,226      217,743    2,523,864
  Other expenses...................................       7,413        5,886      11,305       3,195       28,231       43,951
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total expenses before reductions...............   1,955,158    1,095,015   5,349,126   1,109,498    1,392,243   17,662,888
                                                     -----------  -----------  ---------  -----------  -----------  ----------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................          --      (13,505)         --     (82,569)     (74,218)          --
      Expense reductions (Notes 5).................     (18,538)     (11,357)    (38,638)     (4,410)     (32,591)     (39,899)
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Total net expenses.............................   1,936,620    1,070,153   5,310,488   1,022,519    1,285,434   17,622,989
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net investment income (loss).......................  (1,114,025)       8,925   (3,241,309)    126,439    (795,676)  (11,037,208)
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on
  investments and foreign currencies: (Note 1)
  Net realized gain (loss) on investments..........  12,037,902    1,624,816   14,637,996 10,174,908   (6,823,307)  59,731,742
  Net realized gain (loss) on foreign currency
   transactions....................................     (59,417)    (171,425)   (374,206)    200,616      (45,557)   8,663,014
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Net realized gain (loss) during the period.....  11,978,485    1,453,391   14,263,790 10,375,524   (6,868,864)  68,394,756
                                                     -----------  -----------  ---------  -----------  -----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............      (1,738)     130,285     257,003     (36,699)     115,162    2,170,571
  Net change in unrealized appreciation
   (depreciation) of investments...................  25,373,856   17,197,803   (1,277,554) (1,970,941) (27,822,535) 241,184,397
                                                     -----------  -----------  ---------  -----------  -----------  ----------
    Net unrealized appreciation (depreciation)
     during the period.............................  25,372,118   17,328,088   (1,020,551) (2,007,640) (27,707,373) 243,354,968
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................  37,350,603   18,781,479   13,243,239  8,367,884   (34,576,237) 311,749,724
                                                     -----------  -----------  ---------  -----------  -----------  ----------
Net increase (decrease) in net assets resulting
 from operations...................................  3$6,236,578  1$8,790,404  $10,001,930  $8,494,323 ($35,371,913) $300,712,516
                                                     -----------  -----------  ---------  -----------  -----------  ----------
                                                     -----------  -----------  ---------  -----------  -----------  ----------

----------------
 {/\} See Notes 1 and 7 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1672
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         AIM GLOBAL{/\}
                                          -----------------------------------------------------------------------------
                                             CONSUMER PRODUCTS
                                                AND SERVICES           FINANCIAL SERVICES            HEALTH CARE
                                             FUND-CONSOLIDATED         FUND-CONSOLIDATED                FUND
                                          ------------------------  ------------------------  -------------------------
                                          SIX MONTHS                SIX MONTHS                SIX MONTHS
                                             ENDED                     ENDED                     ENDED
                                           APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED    APRIL 30,    YEAR ENDED
                                             1998      OCTOBER 31,     1998      OCTOBER 31,     1998      OCTOBER 31,
                                          (UNAUDITED)     1997      (UNAUDITED)     1997      (UNAUDITED)      1997
                                          -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  ($1,114,025) $(1,662,851)  $   8,925   $   (31,012) $(3,241,309) $ (6,665,748)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  11,978,485    16,167,449   1,453,391     2,628,562   14,263,790   153,599,307
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      (1,738)        5,172     130,285        58,275      257,003      (569,426)
  Net change in unrealized appreciation
   (depreciation) of investments........  25,373,856      (714,518) 17,197,803     6,449,986   (1,277,554)    1,308,779
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Net increase (decrease) in net
     assets resulting from operations...  36,236,578    13,795,252  18,790,404     9,105,811   10,001,930   147,672,912
                                          -----------  -----------  -----------  -----------  -----------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................  (5,574,484)   (3,424,902) (1,110,662)     (580,522) (111,031,908)  (34,613,411)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................  (8,128,583)   (4,055,905) (1,697,929)     (823,692) (34,132,136)   (8,701,491)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (962,619)     (308,573)   (225,074)       (5,018)  (1,791,803)      (57,488)
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Total distributions.................  (14,665,686)  (7,789,380) (3,033,665)   (1,409,232) (146,955,847)  (43,372,390)
                                          -----------  -----------  -----------  -----------  -----------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  67,898,330   136,239,369  78,300,144   130,520,030  466,202,619  1,007,452,632
  Decrease from capital shares
   repurchased..........................  (56,608,293) (151,833,735) (59,963,586) (74,514,633) (396,856,529) (1,062,045,275)
                                          -----------  -----------  -----------  -----------  -----------  ------------
    Net increase (decrease) from capital
     share transactions.................  11,290,037   (15,594,366) 18,336,558    56,005,397   69,346,090   (54,592,643)
                                          -----------  -----------  -----------  -----------  -----------  ------------
Total increase (decrease) in net
 assets.................................  32,860,929    (9,588,494) 34,093,297    63,701,976  (67,607,827)   49,707,879
Net assets:
  Beginning of period...................  162,662,313  172,250,807  80,961,634    17,259,658  626,342,117   576,634,238
                                          -----------  -----------  -----------  -----------  -----------  ------------
  End of period *.......................  1$95,523,242 $162,662,313 1$15,054,931 $80,961,634  $558,734,290 $626,342,117
                                          -----------  -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  -----------  ------------
 * Includes undistributed/accumulated
   net investment income (loss).........  ($1,114,025) $        --   $   8,925   $        --  $(3,241,309) $         --
                                          -----------  -----------  -----------  -----------  -----------  ------------
                                          -----------  -----------  -----------  -----------  -----------  ------------

    The accompanying notes are an integral part of the financial statements.

         1673
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                  STATEMENTS OF CHANGES IN NET ASSETS (cont'd)

--------------------------------------------------------------------------------


                                                                         AIM GLOBAL{/\}
                                          -----------------------------------------------------------------------------
                                              INFRASTRUCTURE              RESOURCES              TELECOMMUNICATIONS
                                             FUND-CONSOLIDATED        FUND-CONSOLIDATED                 FUND
                                          -----------------------  ------------------------  --------------------------
                                          SIX MONTHS               SIX MONTHS                 SIX MONTHS
                                             ENDED     YEAR ENDED     ENDED                     ENDED
                                           APRIL 30,    OCTOBER     APRIL 30,   YEAR ENDED    APRIL 30,     YEAR ENDED
                                             1998         31,         1998      OCTOBER 31,      1998      OCTOBER 31,
                                          (UNAUDITED)     1997     (UNAUDITED)     1997      (UNAUDITED)       1997
                                          -----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $ 126,439   $ (405,469) $  (795,676) $(2,255,658) $(11,037,208) $(23,856,621)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  10,375,524      778,612   (6,868,864)   7,540,578    68,394,756   120,426,746
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (36,699)    (116,926)     115,162     (125,779)    2,170,571    (7,132,389)
  Net change in unrealized appreciation
   (depreciation) of investments........  (1,970,941)   8,647,635  (27,822,535)  18,607,939   241,184,397   217,773,979
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from operations...   8,494,323    8,903,852  (35,371,913)  23,767,080   300,712,516   307,211,715
                                          -----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (275,162)  (1,943,050)  (2,006,260)  (1,915,988)  (59,979,475)  (95,676,425)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................    (454,424)  (2,733,339)  (2,974,905)  (2,369,395)  (54,057,207)  (83,596,023)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on
   investments..........................     (39,877)     (17,129)    (210,222)    (134,145)     (238,558)     (176,806)
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.................    (769,463)  (4,693,518)  (5,191,387)  (4,419,528) (114,275,240) (179,449,254)
                                          -----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  13,758,704   44,324,471  133,328,246  377,334,346   991,606,632  1,783,734,946
  Decrease from capital shares
   repurchased..........................  (29,691,463) (42,934,337) (162,798,415) (336,987,548) (1,083,378,701) (2,403,405,013)
                                          -----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease) from capital
     share transactions.................  (15,932,759)  1,390,134  (29,470,169)  40,346,798   (91,772,069) (619,670,067)
                                          -----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in net
 assets.................................  (8,207,899)   5,600,468  (70,033,469)  59,694,350    94,665,207  (491,907,606)
Net assets:
  Beginning of period...................  98,019,059   92,418,591  171,673,573  111,979,223  1,721,119,059 2,213,026,665
                                          -----------  ----------  -----------  -----------  ------------  ------------
  End of period *.......................  8$9,811,160  $98,019,059 $101,640,104 $171,673,573 $1,815,784,266 $1,721,119,059
                                          -----------  ----------  -----------  -----------  ------------  ------------
                                          -----------  ----------  -----------  -----------  ------------  ------------
 * Includes undistributed/accumulated
   net investment income (loss).........   $ 126,439   $       --  $  (795,676) $        --  $(11,031,674) $      5,534
                                          -----------  ----------  -----------  -----------  ------------  ------------
                                          -----------  ----------  -----------  -----------  ------------  ------------

----------------

{/\} See Notes 1 and 7 of Notes to Financial Statements.

         1674
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS A
                                          ---------------------------------------------------------
                                           SIX MONTHS                            DECEMBER 30, 1994
                                              ENDED            YEAR ENDED         (COMMENCEMENT OF
                                            APRIL 30,         OCTOBER 31,          OPERATIONS) TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   22.19    $   20.98   $   14.59       $   11.43
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.12)       (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................         4.80         2.27        7.13            3.14
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.68         2.12        6.91            3.16
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   24.98    $   22.19   $   20.98       $   14.59
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.48%(b)     10.55%     48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  70,547    $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.00)%(a)     (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.02)%(a)     (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.92%(a)      1.84%      2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.94%(a)      1.99%      2.34%          13.63 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1675
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                                   CLASS B
                                          ---------------------------------------------------------
                                           SIX MONTHS                            DECEMBER 30, 1994
                                              ENDED            YEAR ENDED         (COMMENCEMENT OF
                                            APRIL 30,         OCTOBER 31,           OPERATIONS)
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   21.86    $   20.79   $   14.53       $   11.43
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.17)       (0.24)      (0.31)          (0.04) *
  Net realized and unrealized gain on
   investments..........................         4.71         2.22        7.09            3.14
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.54         1.98        6.78            3.10
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   24.51    $   21.86   $   20.79       $   14.53
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.21%(b)      9.95%     48.11%          27.12 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 106,836    $  93,978   $  87,904       $   2,959
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.50)%(a)     (1.22)%     (1.64)%         (0.30)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.52)%(a)     (1.37)%     (1.74)%        (11.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.42%(a)      2.34%      2.74%           2.82 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.44%(a)      2.49%      2.84%          14.13 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1676
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------
                                                               ADVISOR CLASS+
                                          ---------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR ENDED           JUNE 1, 1995
                                            APRIL 30,         OCTOBER 31,                TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   22.50    $   21.15   $   14.64       $   11.84
                                          -------------  ----------  ----------     ----------
Income from investment operations:
  Net investment income (loss)..........        (0.06)       (0.04)      (0.13)           0.04*
  Net realized and unrealized gain on
   investments..........................         4.86         2.30        7.16            2.76
                                          -------------  ----------  ----------     ----------
    Net increase from investment
     operations.........................         4.80         2.26        7.03            2.80
                                          -------------  ----------  ----------     ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
    Total distributions.................        (1.89)       (0.91)      (0.52)             --
                                          -------------  ----------  ----------     ----------
Net asset value, end of period..........    $   25.41    $   22.50   $   21.15       $   14.64
                                          -------------  ----------  ----------     ----------
                                          -------------  ----------  ----------     ----------

Total investment return (c).............        22.77%(b)     11.15%     49.50%          23.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  18,141    $   6,047   $   7,446       $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.50)%(a)     (0.22)%     (0.64)%          0.70 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.52)%(a)     (0.37)%     (0.74)%        (10.61)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.42%(a)      1.34%      1.74%           1.82 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.44%(a)      1.49%      1.84%          13.13 % (a)
Portfolio turnover rate++...............          169%(a)       392%       169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0423    $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1677
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 FINANCIAL SERVICES FUND
                                          ----------------------------------------------------------------------
                                                                         CLASS A
                                          ----------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                              MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                              1998       -----------------------------------    OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          -------------  ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.22    $   14.20   $   11.92    $   11.62       $   11.43
                                          -------------  ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........         0.02         0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................         3.54         3.97        2.36         0.13            0.17
                                          -------------  ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................         3.56         4.01        2.41         0.30            0.19
                                          -------------  ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............           --           --       (0.12)          --              --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)          --              --
                                          -------------  ----------  ----------  -----------       --------
    Total distributions.................        (0.61)       (0.99)      (0.13)          --              --
                                          -------------  ----------  ----------  -----------       --------
Net asset value, end of period..........    $   20.17    $   17.22   $   14.20    $   11.92       $   11.62
                                          -------------  ----------  ----------  -----------       --------
                                          -------------  ----------  ----------  -----------       --------

Total investment return (c).............        21.29%(b)     29.91%     20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  38,146    $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.25%(a)      0.23%      0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.20%(a)      0.16%     (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.98%(a)      2.29%      2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.03%(a)      2.36%      3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............          106%(a)        91%       103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1678
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------------------
                                                                         CLASS B
                                          ---------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                             MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,         (COMMENCEMENT OF
                                              1998       -----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)    1995 (D)    OCTOBER 31, 1994
                                          -------------  ----------  ----------  -----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.97    $   14.06   $   11.83    $   11.60       $   11.43
                                          -------------  ----------  ----------  -----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.02)       (0.04)      (0.01) *       0.11* *          0.00* * *
  Net realized and unrealized gain on
   investments..........................         3.47         3.94        2.34         0.12            0.17
                                          -------------  ----------  ----------  -----------  -----------------
    Net increase from investment
     operations.........................         3.45         3.90        2.33         0.23            0.17
                                          -------------  ----------  ----------  -----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --       (0.09)          --              --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)          --              --
                                          -------------  ----------  ----------  -----------  -----------------
    Total distributions.................        (0.61)       (0.99)      (0.10)          --              --
                                          -------------  ----------  ----------  -----------  -----------------
Net asset value, end of period..........    $   19.81    $   16.97   $   14.06    $   11.83       $   11.60
                                          -------------  ----------  ----------  -----------  -----------------
                                          -------------  ----------  ----------  -----------  -----------------

Total investment return (c).............        21.02%(b)     29.13%     19.81%        1.98%           1.49% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  64,747    $  47,585   $   9,886    $   4,548       $   2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.25)%(a)     (0.27)%     (0.09)%       0.96%          0.16% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.30)%(a)     (0.34)%     (1.16)%      (5.84)%         (7.76)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.48%(a)      2.79%      2.82%        2.84%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.53%(a)      2.86%      3.89%        9.64%          10.82% (a)
Portfolio turnover rate++...............          106%(a)        91%       103%         170%             53% (a)
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1679
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           FINANCIAL SERVICES FUND
                                          ---------------------------------------------------------
                                                               ADVISOR CLASS+
                                          ---------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,     JUNE 1, 1995
                                            APRIL 30,                                    TO
                                              1998       ----------------------     OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)        1995 (D)
                                          -------------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.40    $   14.26   $   11.95       $   11.09
                                          -------------  ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........         0.07         0.12        0.12*           0.09* *
  Net realized and unrealized gain on
   investments..........................         3.57         4.01        2.36            0.77
                                          -------------  ----------  ----------       --------
    Net increase from investment
     operations.........................         3.64         4.13        2.48            0.86
                                          -------------  ----------  ----------       --------
Distributions to shareholders:
  From net investment income............           --           --       (0.16)             --
  From net realized gain on
   investments..........................        (0.61)       (0.99)      (0.01)             --
                                          -------------  ----------  ----------       --------
    Total distributions.................        (0.61)       (0.99)      (0.17)             --
                                          -------------  ----------  ----------       --------
Net asset value, end of period..........    $   20.43    $   17.40   $   14.26       $   11.95
                                          -------------  ----------  ----------       --------
                                          -------------  ----------  ----------       --------

Total investment return (c).............        21.55%(b)     30.52%     20.87%           7.75 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  12,161    $   3,738   $      72       $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.75%(a)      0.73%      0.91%           1.96 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.70%(a)      0.66%     (0.16)%         (4.84)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.48%(a)      1.79%      1.82%           1.84 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.53%(a)      1.86%      2.89%           8.64 % (a)
Portfolio turnover rate++...............          106%(a)        91%       103%            170 %
Average commission rate per share paid
 on portfolio transactions++............    $  0.0015    $  0.0014   $  0.0080             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1680
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      HEALTH CARE FUND
                                          -------------------------------------------------------------------------
                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)    1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   27.98    $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................        (0.11)       (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................         0.44         6.48        4.79        3.73        2.02        0.57
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         0.33         6.23        4.62        3.58        1.80        0.42
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (6.71)       (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................           --           --          --          --       (0.06)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (6.71)       (1.85)      (2.86)      (1.34)      (0.06)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   21.60    $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............         2.15%(b)     28.36%     23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 427,300    $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.06)%(a)     (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............        (1.07)%(a)     (1.03)%     (0.75)%     (0.78)%       N/A       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.80%(a)      1.77%      1.80%       1.85%       1.98%        2.0%
  Without expense reductions............         1.81%(a)      1.80%      1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............          156%(a)       149%       157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0561    $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1681
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          HEALTH CARE FUND
                                          --------------------------------------------------------------------------------
                                                                             CLASS B++
                                          --------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                                        APRIL 1, 1993
                                           APRIL 30,                YEAR ENDED OCTOBER 31,                      TO
                                              1998      ----------------------------------------------     OCTOBER 31,
                                          (UNAUDITED)    1997 (D)    1996 (D)      1995      1994 (D)        1993 (D)
                                          ------------  ----------  ----------  ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   27.27    $   23.15   $   21.56   $   19.46   $   17.80       $   15.59
                                          ------------  ----------  ----------  ----------  ----------       --------
Income from investment operations:
  Net investment loss...................       (0.16)       (0.37)      (0.27)      (0.25)      (0.32)          (0.14)
  Net realized and unrealized gain on
   investments..........................        0.42         6.34        4.72        3.69        2.02            2.35
                                          ------------  ----------  ----------  ----------  ----------       --------
    Net increase from investment
     operations.........................        0.26         5.97        4.45        3.44        1.70            2.21
                                          ------------  ----------  ----------  ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (6.71)       (1.85)      (2.86)      (1.34)         --              --
  In excess of net realized gain on
   investments..........................          --           --          --          --       (0.04)             --
                                          ------------  ----------  ----------  ----------  ----------       --------
    Total distributions.................       (6.71)       (1.85)      (2.86)      (1.34)      (0.04)             --
                                          ------------  ----------  ----------  ----------  ----------       --------
Net asset value, end of period..........   $   20.82    $   27.27   $   23.15   $   21.56   $   19.46       $   17.80
                                          ------------  ----------  ----------  ----------  ----------       --------
                                          ------------  ----------  ----------  ----------  ----------       --------

Total investment return (c).............        1.89 %(b)     27.75%     22.59%     19.17%       9.55%           14.2 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 121,735    $ 147,440   $ 107,622   $  70,740   $  39,100       $   8,604
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................       (1.56)%(a)     (1.50)%     (1.21)%     (1.22)%     (1.73)%          (1.4)% (a)
  Without expense reductions............       (1.57)%(a)     (1.53)%     (1.25)%     (1.28)%       N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        2.30 %(a)      2.27%      2.30%      2.35%       2.48%           2.50 % (a)
  Without expense reductions............        2.31 %(a)      2.30%      2.34%      2.41%        N/A             N/A
Portfolio turnover rate++++.............         156 %(a)       149%       157%        99%         64%             61 %
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0561    $  0.0490   $  0.0548         N/A         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1682
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             HEALTH CARE FUND
                                          -------------------------------------------------------
                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED            YEAR ENDED
                                            APRIL 30,         OCTOBER 31,          JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   28.34    $   23.77   $   21.88      $   18.66
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment loss...................        (0.05)       (0.12)      (0.05)         (0.02)
  Net realized and unrealized gain on
   investments..........................         0.44         6.54        4.80           3.24
                                          -------------  ----------  ----------      --------
    Net increase from investment
     operations.........................         0.39         6.42        4.75           3.22
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (6.71)       (1.85)      (2.86)            --
  In excess of net realized gain on
   investments..........................           --           --          --             --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (6.71)       (1.85)      (2.86)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   22.02    $   28.34   $   23.77      $   21.88
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............         2.37%(b)     29.00%     23.82%         17.10 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   9,699    $   6,819   $   1,152      $     539
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.56)%(a)     (0.50)%     (0.21)%        (0.22)% (a)
  Without expense reductions............        (0.57)%(a)     (0.53)%     (0.25)%        (0.28)% (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.30%(a)      1.27%      1.30%          1.35 % (a)
  Without expense reductions............         1.31%(a)      1.30%      1.34%          1.41 % (a)
Portfolio turnover rate++++.............          156%(a)       149%       157%            99 % (a)
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0561    $  0.0490   $  0.0548            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1683
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------
                                                                        CLASS A
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.01    $   14.42   $   12.11   $   12.47       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........         0.03*       (0.01)      (0.03)      (0.03) **          0.01* * *
  Net realized and unrealized gain
   (loss) on investments................         1.50         1.32        2.34       (0.33)           1.03
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............         1.53         1.31        2.31       (0.36)           1.04
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   16.43    $   15.01   $   14.42   $   12.11       $   12.47
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............        10.29%(b)      9.38%     19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  33,287    $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.51%(a)     (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.32%(a)     (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.99%(a)      2.00%      2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.18%(a)      2.08%      2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............           95%(a)        41%        41%         45%             18%
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1684
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  INFRASTRUCTURE FUND
                                          --------------------------------------------------------------------
                                                                        CLASS B
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.75    $   14.24   $   12.03   $   12.45       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........           --*       (0.09)      (0.09)      (0.09) **         (0.01) * * *
  Net realized and unrealized gain
   (loss) on investments................         1.46         1.32        2.30       (0.33)           1.03
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............         1.46         1.23        2.21       (0.42)           1.02
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.11)       (0.72)         --          --              --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   16.10    $   14.75   $   14.24   $   12.03       $   12.45
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............         9.99%(b)      8.83%     18.37%      (3.37)%          8.92% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  47,177    $  57,199   $  53,678   $  50,181       $  30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.01%(a)     (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.18)%(a)     (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.49%(a)      2.50%      2.64%       2.86%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.68%(a)      2.58%      2.75%       3.12%           3.78% (a)
Portfolio turnover rate++...............           95%(a)        41%        41%         45%             18%
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1685
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            INFRASTRUCTURE FUND
                                          -------------------------------------------------------
                                                              ADVISOR CLASS+
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.23    $   14.52   $   12.14      $   12.00
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........         0.08*        0.05        0.04           0.02* *
  Net realized and unrealized gain
   (loss) on investments................         1.51         1.38        2.34           0.12
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............         1.59         1.43        2.38           0.14
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net realized gain on
   investments..........................        (0.11)       (0.72)         --             --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (0.11)       (0.72)         --             --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   16.71    $   15.23   $   14.52      $   12.14
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............        10.53%(b)     10.10%     19.60%          1.17 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   9,347    $   2,539   $     344      $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.01%(a)      0.41%      0.31%          0.18 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         0.82%(a)      0.33%      0.20%         (0.08)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.49%(a)      1.50%      1.64%          1.86 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.68%(a)      1.58%      1.75%          2.12 % (a)
Portfolio turnover rate++...............           95%(a)        41%        41%            45 %
Average commission rate per share paid
 on portfolio transactions..............    $  0.0148    $  0.0046   $  0.0109            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class
     A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class
     A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1686
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     RESOURCES FUND
                                          --------------------------------------------------------------------
                                                                        CLASS A
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.65    $   17.43   $   11.44   $   12.41       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.10) *     (0.25)      (0.24)       0.04* *          0.06* * *
  Net realized and unrealized gain
   (loss) on investments................        (4.31)        4.08        6.28       (0.98)           0.92
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............        (4.41)        3.83        6.04       (0.94)           0.98
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)         --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.68)       (0.61)      (0.05)      (0.03)             --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   15.56    $   20.65   $   17.43   $   11.44       $   12.41
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............       (21.88)%(b)     22.64%     53.04%     (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  42,093    $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.14)%(a)     (1.41)%     (1.55)%      0.41%          2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.32)%(a)     (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.99%(a)      2.03%      2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.17%(a)      2.13%      2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............          197%(a)       321%        94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1687
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     RESOURCES FUND
                                          --------------------------------------------------------------------
                                                                        CLASS B
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                            MAY 31, 1994
                                            APRIL 30,          YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              1998       ----------------------------------   OPERATIONS) TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995     OCTOBER 31, 1994
                                          -------------  ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.37    $   17.29   $   11.36   $   12.38       $   11.43
                                          -------------  ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........        (0.14) *     (0.33)      (0.31)      (0.02) **          0.03* * *
  Net realized and unrealized gain
   (loss) on investments................        (4.24)        4.02        6.25       (0.98)           0.92
                                          -------------  ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............        (4.38)        3.69        5.94       (1.00)           0.95
                                          -------------  ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............           --           --          --       (0.02)             --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)         --              --
                                          -------------  ----------  ----------  ----------  -----------------
    Total distributions.................        (0.68)       (0.61)      (0.01)      (0.02)             --
                                          -------------  ----------  ----------  ----------  -----------------
Net asset value, end of period..........    $   15.31    $   20.37   $   17.29   $   11.36       $   12.38
                                          -------------  ----------  ----------  ----------  -----------------
                                          -------------  ----------  ----------  ----------  -----------------

Total investment return (c).............       (22.03)%(b)     21.99%     52.39%     (8.05)%          8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  52,210    $  86,812   $  57,749   $  13,978       $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (1.64)%(a)     (1.91)%     (2.05)%     (0.09)%          2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (1.82)%(a)     (2.01)%     (2.15)%     (1.19)%          0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         2.49%(a)      2.53%      2.70%       2.87%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.67%(a)      2.63%      2.80%       3.97%           4.88% (a)
Portfolio turnover rate++...............          197%(a)       321%        94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1688
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              RESOURCES FUND
                                          -------------------------------------------------------
                                                              ADVISOR CLASS+
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   20.80    $   17.47   $   11.47      $   11.45
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.06) *     (0.14)      (0.17)          0.11* *
  Net realized and unrealized gain
   (loss) on investments................        (4.36)        4.08        6.28          (0.09)
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............        (4.42)        3.94        6.11           0.02
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net investment income............           --           --       (0.10)            --
  From net realized gain on
   investments..........................        (0.68)       (0.61)      (0.01)            --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (0.68)       (0.61)      (0.11)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   15.70    $   20.80   $   17.47      $   11.47
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............       (21.76)%(b)     23.23%     53.76%         0.17 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   7,337    $  14,886   $   5,502      $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......        (0.64)%(a)     (0.91)%     (1.05)%         0.91 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.82)%(a)     (1.01)%     (1.15)%        (0.19)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.49%(a)      1.53%      1.70%          1.87 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         1.67%(a)      1.63%      1.80%          2.97 % (a)
Portfolio turnover rate++...............          197%(a)       321%        94%            87 %
Average commission rate per share paid
 on portfolio transactions++............    $  0.0245    $  0.0112   $  0.0243            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.01 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1689
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   TELECOMMUNICATIONS FUND
                                          -------------------------------------------------------------------------
                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)      1993
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.04    $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........        (0.09)       (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................         3.30         2.93        1.22       (0.43)       1.17        5.83
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         3.21         2.76        1.09       (0.52)       1.16        5.91
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)      (0.86)      (0.27)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (1.20)       (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   20.05    $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        19.19%(b)     17.70%      7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 969,857    $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.08)%(a)     (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............        (1.09)%(a)     (1.06)%     (0.89)%     (0.55)%       N/A       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.87%(a)      1.79%      1.74%       1.77%       1.80%        2.0%
  Without expense reductions............         1.88%(a)      1.84%      1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............           56%(a)        35%        37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1690
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------
                                                                            CLASS B++
                                          -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            APRIL 30,                YEAR ENDED OCTOBER 31,                    TO
                                              1998       ----------------------------------------------   OCTOBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995      1994 (D)        1993
                                          -------------  ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   17.58    $   16.37   $   16.20   $   17.66   $   16.87     $   12.68
                                          -------------  ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)..........        (0.13)       (0.25)      (0.23)      (0.17)      (0.10)         0.01
  Net realized and unrealized gain
   (loss) on investments................         3.20         2.87        1.22       (0.43)       1.17          4.18
                                          -------------  ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from
     investment operations..............         3.07         2.62        0.99       (0.60)       1.07          4.19
                                          -------------  ----------  ----------  ----------  ----------  --------------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.01)           --
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)      (0.86)      (0.27)           --
                                          -------------  ----------  ----------  ----------  ----------  --------------
    Total distributions.................        (1.20)       (1.41)      (0.82)      (0.86)      (0.28)           --
                                          -------------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period..........    $   19.45    $   17.58   $   16.37   $   16.20   $   17.66     $   16.87
                                          -------------  ----------  ----------  ----------  ----------  --------------
                                          -------------  ----------  ----------  ----------  ----------  --------------

Total investment return (c).............        18.88%(b)     17.15%      6.46%      (3.37)%      6.50%         33.0 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 837,576    $ 805,535   $1,007,654  $1,111,520  $1,184,081    $ 455,335
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (1.58)%(a)     (1.51)%     (1.34)%     (0.99)%     (0.52)%         0.3 %(a)
  Without expense reductions............        (1.59)%(a)     (1.56)%     (1.39)%     (1.05)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         2.37%(a)      2.29%      2.24%       2.27%       2.30%         2.50 %(a)
  Without expense reductions............         2.38%(a)      2.34%      2.29%       2.33%        N/A           N/A
Portfolio turnover rate++++.............           56%(a)        35%        37%         62%         57%           41 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1691
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          TELECOMMUNICATIONS FUND
                                          -------------------------------------------------------
                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED      YEAR ENDED OCTOBER 31,
                                            APRIL 30,                              JUNE 1, 1995
                                              1998       ----------------------         TO
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)   OCTOBER 31, 1995
                                          -------------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.28    $   16.81   $   16.46      $   15.24
                                          -------------  ----------  ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.04)       (0.09)      (0.05)            --
  Net realized and unrealized gain
   (loss) on investments................         3.36         2.97        1.22           1.22
                                          -------------  ----------  ----------      --------
    Net increase (decrease) from
     investment operations..............         3.32         2.88        1.17           1.22
                                          -------------  ----------  ----------      --------
Distributions to shareholders:
  From net investment income............           --           --          --             --
  From net realized gain on
   investments..........................        (1.20)       (1.41)      (0.82)            --
                                          -------------  ----------  ----------      --------
    Total distributions.................        (1.20)       (1.41)      (0.82)            --
                                          -------------  ----------  ----------      --------
Net asset value, end of period..........    $   20.40    $   18.28   $   16.81      $   16.46
                                          -------------  ----------  ----------      --------
                                          -------------  ----------  ----------      --------

Total investment return (c).............        19.56%(b)     18.33%      7.49%          7.94 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   8,351    $   4,783   $     945      $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.58)%(a)     (0.51)%     (0.34)%         0.01 % (a)
  Without expense reductions............        (0.59)%(a)     (0.56)%     (0.39)%         0.07 % (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.37%(a)      1.29%      1.24%          1.27 % (a)
  Without expense reductions............         1.38%(a)      1.34%      1.29%          1.33 % (a)
Portfolio turnover rate++++.............           56%(a)        35%        37%            62 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0045    $  0.0085   $  0.0165            N/A

- ----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1692
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 7 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 7)
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and these six separate series were renamed as follows: AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund and AIM Global Telecommunications Fund, respectively. Collectively, these Funds are now known as the "AIM Global Theme Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aformentioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through April 30, 1998, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts's Board of Trustees.

         1693
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, The GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

         1694
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                   APRIL 30, 1998             PERIOD ENDED
                                          --------------------------------   APRIL 30, 1998
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $ 13,868,204      $  14,143,909      $ 17,942
Global Financial Services Portfolio.....      5,524,535          5,830,915        34,910
GT Global Health Care Fund..............     42,191,546         43,020,709        55,507
Global Infrastructure Portfolio.........      2,588,399          2,614,825        18,515
Global Natural Resources Portfolio......      4,703,950          4,758,300        11,469
GT Global Telecommunications Fund.......    252,579,366        258,744,228       609,824

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or exise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and

         1695
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, there were no outstanding loans.

For the period ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $1,170,000, $1,290,000, $746,750, $2,468,082, and
$7,805,222 respectively, with a weighted average interest rate of 6.31%, 6.19%, 6.45%, 6.29%, and 6.22%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the period ended April 30, 1998 was $7,383, $2,214, $536, $21,125 and $24,291,
respectively, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES (SEE ALSO NOTE 7)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained the following sales charges: $10,253 for the GT Global Consumer Products and Services Fund, $7,958 for the GT Global Financial Services Fund, $13,964 for the GT Global Health Care Fund, $3,173 for the GT Global Infrastructure Fund, $12,051 for the GT Global Natural Resources Fund, and $38,922 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the period ended April 30, 1998, as follows: $207 for the GT Global Health Care Fund, $1,704 for the GT Global Natural Resources Fund, and $28,868 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of: $219,642 for the GT Global Consumer Products and Services Fund, $114,176 for the GT Global Financial Services Fund, $297,817 for the GT Global Health Care Fund, $227,499 for the GT Global Infrastructure Fund, $205,833 for the GT Global Natural Resources Fund, and $1,825,382 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with

         1696
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), a Fund reimbursed GT Global for a portion of its shareholder servicing and distributions expenses. Under that Class A Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the period ended April 30, 1998:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
PORTFOLIO                                                                         U.S. GOVERNMENT   OTHER ISSUES
--------------------------------------------------------------------------------  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $  4,199,510     $155,523,280
Global Financial Services Portfolio.............................................             --       63,728,759
GT Global Health Care Fund......................................................             --      399,958,793
Global Infrastructure Portfolio.................................................             --       39,969,524
Global Natural Resources Portfolio..............................................             --      110,713,591
GT Global Telecommunications Fund...............................................             --      448,227,983

                                                                                              SALES
                                                                                  ------------------------------
PORTFOLIO                                                                         U.S. GOVERNMENT   OTHER ISSUES
--------------------------------------------------------------------------------  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $         --     $141,592,098
Global Financial Services Portfolio.............................................             --       48,272,178
GT Global Health Care Fund......................................................             --      444,982,304
Global Infrastructure Portfolio.................................................             --       60,993,159
Global Natural Resources Portfolio..............................................             --      151,337,444
GT Global Telecommunications Fund...............................................             --      610,121,125

         1697
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    1,112,259  $  25,614,280    3,438,964  $    69,880,587
Shares issued in connection with reinvestment of
  distributions...................................      232,566      5,000,187      143,274        2,884,089
                                                    -----------  -------------  -----------  ---------------
                                                      1,344,825     30,614,467    3,582,238       72,764,676
Shares repurchased................................   (1,343,578)   (30,694,267)  (4,424,828)     (88,957,730)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................        1,247  $     (79,800)    (842,590) $   (16,193,054)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................      723,496  $  16,399,597    2,703,434  $    53,329,784
Shares issued in connection with reinvestment of
  distributions...................................      327,557      6,925,053      168,859        3,364,713
                                                    -----------  -------------  -----------  ---------------
                                                      1,051,053     23,324,650    2,872,293       56,694,497
Shares repurchased................................     (991,653)   (22,264,517)  (2,802,820)     (55,171,454)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................       59,400  $   1,060,133       69,473  $     1,523,043
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      566,015  $  12,996,998      287,832  $     6,471,623
Shares issued in connection with reinvestment of
  distributions...................................       44,078        962,215       15,186          308,573
                                                    -----------  -------------  -----------  ---------------
                                                        610,093     13,959,213      303,018        6,780,196
Shares repurchased................................     (165,014)    (3,649,509)    (386,341)      (7,704,551)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................      445,079  $  10,309,704      (83,323) $      (924,355)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

         1698
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL FINANCIAL SERVICES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    2,072,253  $  37,752,666    3,783,353  $    60,418,186
Shares issued in connection with reinvestment of
  distributions...................................       54,738        960,105       35,121          488,531
                                                    -----------  -------------  -----------  ---------------
                                                      2,126,991     38,712,771    3,818,474       60,906,717
Shares repurchased................................   (1,956,651)   (35,515,655)  (2,611,893)     (41,931,634)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      170,340  $   3,197,116    1,206,581  $    18,975,083
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    1,623,641  $  28,918,053    4,102,099  $    64,968,183
Shares issued in connection with reinvestment of
  distributions...................................       76,614      1,322,358       44,922          618,563
                                                    -----------  -------------  -----------  ---------------
                                                      1,700,255     30,240,411    4,147,021       65,586,746
Shares repurchased................................   (1,235,482)   (21,955,270)  (2,045,933)     (32,384,709)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      464,773  $   8,285,141    2,101,088  $    33,202,037
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      511,558  $   9,122,009      220,956  $     4,021,549
Shares issued in connection with reinvestment of
  distributions...................................       12,688        224,953          359            5,018
                                                    -----------  -------------  -----------  ---------------
                                                        524,246      9,346,962      221,315        4,026,567
Shares repurchased................................     (143,620)    (2,492,661)     (11,568)        (198,290)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      380,626  $   6,854,301      209,747  $     3,828,277
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

GT GLOBAL HEALTH CARE FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   12,159,063  $ 262,335,545   31,631,342  $   772,292,073
Shares issued in connection with reinvestment of
  distributions...................................    4,211,990     87,483,074    1,208,813       27,043,227
                                                    -----------  -------------  -----------  ---------------
                                                     16,371,053    349,818,619   32,840,155      799,335,300
Shares repurchased................................  (13,457,648)  (291,455,802) (35,792,763)    (876,621,319)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................    2,913,405  $  58,362,817   (2,952,608) $   (77,286,019)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    2,458,046  $  52,390,051    6,206,431  $   152,327,079
Shares issued in connection with reinvestment of
  distributions...................................    1,393,867     27,960,984      321,688        7,045,104
                                                    -----------  -------------  -----------  ---------------
                                                      3,851,913     80,351,035    6,528,119      159,372,183
Shares repurchased................................   (3,410,161)   (73,670,320)  (5,770,947)    (142,017,878)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      441,752  $   6,680,715      757,172  $    17,354,305
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................    1,545,283  $  34,253,905    1,865,809  $    48,687,774
Shares issued in connection with reinvestment of
  distributions...................................       84,156      1,779,060        2,543           57,375
                                                    -----------  -------------  -----------  ---------------
                                                      1,629,439     36,032,965    1,868,352       48,745,149
Shares repurchased................................   (1,429,554)   (31,730,407)  (1,676,189)     (43,406,078)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      199,885  $   4,302,558      192,163  $     5,339,071
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

         1699
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL INFRASTRUCTURE FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................      104,931  $   1,616,314    1,282,535  $    19,272,428
Shares issued in connection with reinvestment of
  distributions...................................       16,842        254,490      123,795        1,776,449
                                                    -----------  -------------  -----------  ---------------
                                                        121,773      1,870,804    1,406,330       21,048,877
Shares repurchased................................     (646,612)    (9,883,646)  (1,518,962)     (23,157,570)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................     (524,839) $  (8,012,842)    (112,632) $    (2,108,693)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................      349,600  $   5,216,141    1,233,796  $    18,394,879
Shares issued in connection with reinvestment of
  distributions...................................       24,609        365,217      164,966        2,337,575
                                                    -----------  -------------  -----------  ---------------
                                                        374,209      5,581,358    1,398,762       20,732,454
Shares repurchased................................   (1,323,411)   (19,560,006)  (1,288,192)     (19,574,097)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (949,202) $ (13,978,648)     110,570  $     1,158,357
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      406,514  $   6,266,773      154,643  $     2,526,548
Shares issued in connection with reinvestment of
  distributions...................................        2,592         39,769        1,147           16,592
                                                    -----------  -------------  -----------  ---------------
                                                        409,106      6,306,542      155,790        2,543,140
Shares repurchased................................      (16,383)      (247,811)     (12,773)        (202,670)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      392,723  $   6,058,731      143,017  $     2,340,470
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

GT GLOBAL NATURAL RESOURCES FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................    5,934,812  $  94,206,870   14,008,426  $   250,536,207
Shares issued in connection with reinvestment of
  distributions...................................      107,234      1,988,098       97,424        1,671,792
                                                    -----------  -------------  -----------  ---------------
                                                      6,042,046     96,194,968   14,105,850      252,207,999
Shares repurchased................................   (6,725,769)  (107,268,558) (13,512,928)    (239,425,288)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (683,723) $ (11,073,590)     592,922  $    12,782,711
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    1,115,632  $  18,339,082    5,227,207  $    91,103,073
Shares issued in connection with reinvestment of
  distributions...................................      132,618      2,421,604      120,229        2,044,194
                                                    -----------  -------------  -----------  ---------------
                                                      1,248,250     20,760,686    5,347,436       93,147,267
Shares repurchased................................   (2,099,147)   (33,861,073)  (4,425,914)     (75,084,090)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (850,897) $ (13,100,387)     921,522  $    18,063,177
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................      964,441  $  16,163,437    1,573,656  $    31,848,691
Shares issued in connection with reinvestment of
  distributions...................................       11,197        209,155        7,576          130,389
                                                    -----------  -------------  -----------  ---------------
                                                        975,638     16,372,592    1,581,232       31,979,080
Shares repurchased................................   (1,223,931)   (21,668,784)  (1,180,622)     (22,478,170)
                                                    -----------  -------------  -----------  ---------------
Net increase (decrease)...........................     (248,293) $  (5,296,192)     400,610  $     9,500,910
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

         1700
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

GT GLOBAL TELECOMMUNICATIONS FUND

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 1998                 YEAR ENDED
                                                           (UNAUDITED)                OCTOBER 31, 1997
                                                    --------------------------  ----------------------------
CLASS A                                               SHARES        AMOUNT        SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  -----------  ---------------
Shares sold.......................................   42,237,756  $ 761,922,475   86,491,272  $ 1,449,735,933
Shares issued in connection with reinvestment of
  distributions...................................    3,004,037     49,839,444    4,872,560       77,134,577
                                                    -----------  -------------  -----------  ---------------
                                                     45,241,793    811,761,919   91,363,832    1,526,870,510
Shares repurchased................................  (47,343,286)  (854,782,831) (113,032,156)  (1,893,258,359)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (2,101,493) $ (43,020,912) (21,668,324) $  (366,387,849)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------


CLASS B
--------------------------------------------------
Shares sold.......................................    5,605,682  $  97,608,327    9,249,969  $   152,245,081
Shares issued in connection with reinvestment of
  distributions...................................    2,786,130     44,943,239    4,413,826       68,371,781
                                                    -----------  -------------  -----------  ---------------
                                                      8,391,812    142,551,566   13,663,795      220,616,862
Shares repurchased................................  (11,156,504)  (193,567,924) (29,383,147)    (477,593,385)
                                                    -----------  -------------  -----------  ---------------
Net decrease......................................   (2,764,692) $ (51,016,358) (15,719,352) $  (256,976,523)
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

ADVISOR CLASS
--------------------------------------------------
Shares sold.......................................    2,089,008  $  37,055,709    2,029,510  $    36,070,768
Shares issued in connection with reinvestment of
  distributions...................................       14,099        237,438       11,071          176,806
                                                    -----------  -------------  -----------  ---------------
                                                      2,103,107     37,293,147    2,040,581       36,247,574
Shares repurchased................................   (1,955,252)   (35,027,946)  (1,835,151)     (32,553,269)
                                                    -----------  -------------  -----------  ---------------
Net increase......................................      147,855  $   2,265,201      205,430  $     3,694,305
                                                    -----------  -------------  -----------  ---------------
                                                    -----------  -------------  -----------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of a Fund's or Portfolio's expenses. For the period ended April 30, 1998, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                            EXPENSE
                                           REDUCTION
                                          ------------
Global Consumer Products and Services
 Portfolio..............................   $   18,538
Global Financial Services Portfolio.....       11,357
GT Global Health Care Fund..............       38,638
Global Infrastructure Portfolio.........        4,410
Global Natural Resources Portfolio......       32,591
GT Global Telecommunications Fund.......       39,899

         1701
                             AIM GLOBAL THEME FUNDS
                        (FORMERLY GT GLOBAL THEME FUNDS)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by GT Global Health Care Fund and GT Global Telecommunications Fund at April 30, 1998 amounted to $131,105,013 and $23,828,296, respectively, at value.

Transactions with affiliated companies are as follows:

GT GLOBAL CONSUMER PRODUCTS PORTFOLIO:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
O & Y Properties, Inc. Sp Wts.....................  $    1,996,065  $     2,376,836  $       380,771   $      --

GT GLOBAL HEALTH CARE FUND:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
ATL Ultrasound, Inc...............................  $      606,750  $     1,099,963  $       371,288   $      --
AVECOR Cardiovascular, Inc........................         250,716          749,318         (458,188)         --
Endosonics Corp...................................              --          337,211         (127,186)         --
Physio Control Holding Corp.......................       3,336,633        1,489,734          551,699          --
TheraTech, Inc....................................              --        1,941,548       (1,140,909)         --
Visx, Inc.........................................       1,134,100        9,215,798        2,010,019          --

GT GLOBAL TELECOMMUNICATIONS FUND:

                                                                                      NET REALIZED     DIVIDEND
                                                    PURCHASES COST  SALES PROCEEDS     GAIN (LOSS)      INCOME
                                                    --------------  ---------------  ---------------  -----------
Champion Technology Holding Ltd...................  $    3,431,305  $            --  $            --   $  55,129
Echostar Communications Corp. "A".................              --               --               --          --
Millicom International Cellular S.A...............       5,887,008               --               --          --
Orbital Sciences Corp.............................              --       33,829,243       16,094,363          --
Three-Five Systems, Inc...........................              --               --               --          --

7. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Funds' principal underwriter, and the Funds became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Funds' former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

                                      F58
         1702

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, and the related statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1997, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1703
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (56.3%)
  CVS Corp. .................................................   US             97,900   $  6,002,494         3.7
    RETAILERS-OTHER
  Airborne Freight Corp. ....................................   US             80,600      5,108,025         3.1
    TRANSPORTATION - AIRLINES
  Brylane, Inc.-/- ..........................................   US            115,000      4,995,313         3.1
    RETAILERS-APPAREL
  New York Times Co. "A" ....................................   US             90,000      4,927,500         3.0
    BROADCASTING & PUBLISHING
  Jones Apparel Group, Inc.-/- ..............................   US             89,200      4,538,050         2.8
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US            150,000      4,143,750         2.5
    RETAILERS-APPAREL
  Loblaw Cos., Ltd. .........................................   CAN           251,800      3,663,000         2.2
    RETAILERS-FOOD
  Nordstrom, Inc. ...........................................   US             56,000      3,430,000         2.1
    RETAILERS-APPAREL
  Yogen Fruz World-Wide, Inc.-/- ............................   CAN           583,900      3,314,789         2.0
    RETAILERS-FOOD
  Central Newspapers, Inc. "A" ..............................   US             50,000      3,284,375         2.0
    BROADCASTING & PUBLISHING
  Cinar Films, Inc. "B"{\/} .................................   CAN            76,000      2,954,500         1.8
    LEISURE & TOURISM
  Chapters, Inc.: ...........................................   CAN                --             --         1.8
    RETAILERS-OTHER
    Common-/- ...............................................   --             83,500      1,747,978          --
    Special Warrants(::) -/- ................................   --             66,200      1,204,960          --
  Sears Canada, Inc. ........................................   CAN           170,500      2,825,131         1.7
    RETAILERS-OTHER
  Gap, Inc. .................................................   US             50,000      2,659,375         1.6
    RETAILERS-APPAREL
  Outdoor Systems, Inc.-/- ..................................   US             84,000      2,583,000         1.6
    BUSINESS & PUBLIC SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US             60,000      2,535,000         1.6
    BUSINESS & PUBLIC SERVICES
  Avis Rent A Car, Inc. .....................................   US             90,000      2,469,375         1.5
    TRANSPORTATION - ROAD & RAIL
  Consolidated Stores Corp.-/- ..............................   US             61,300      2,444,338         1.5
    RETAILERS-OTHER
  Family Dollar Stores, Inc. ................................   US            103,000      2,420,500         1.5
    RETAILERS-APPAREL
  Bed Bath & Beyond-/- ......................................   US             76,000      2,413,000         1.5
    RETAILERS-OTHER
  Stage Stores, Inc.-/- .....................................   US             65,000      2,372,500         1.5
    RETAILERS-APPAREL
  Transat A.T., Inc.-/- .....................................   CAN           270,200      2,320,054         1.4
    TRANSPORTATION - AIRLINES
  Dress Barn, Inc.-/- .......................................   US             90,700      2,301,513         1.4
    RETAILERS-APPAREL
  Abercrombie & Fitch Co.-/- ................................   US             80,000      2,080,000         1.3
    RETAILERS-APPAREL

    The accompanying notes are an integral part of the financial statements.

         1704
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Ames Department Stores, Inc.-/- ...........................   US            132,600   $  2,063,588         1.3
    RETAILERS-OTHER
  Valassis Communications, Inc.-/- ..........................   US             60,000      1,770,000         1.1
    BROADCASTING & PUBLISHING
  Air Canada ................................................   CAN           150,000      1,495,529         0.9
    TRANSPORTATION - AIRLINES
  The Bombay Co., Inc. ......................................   US            244,100      1,479,856         0.9
    RETAILERS-OTHER
  Budget Group, Inc. "A"-/- .................................   US             41,800      1,463,000         0.9
    TRANSPORTATION - ROAD & RAIL
  Tuesday Morning Corp.-/- ..................................   US             50,050      1,213,713         0.7
    RETAILERS-APPAREL
  Ryanair Holdings PLC - ADR-/- {\/} ........................   IRE            42,500      1,062,500         0.7
    TRANSPORTATION - AIRLINES
  Star Choice Communications, Inc.-/- .......................   CAN           293,500        916,406         0.6
    BROADCASTING & PUBLISHING
  Hospitality Worldwide Services-/- .........................   US             66,000        767,250         0.5
    LEISURE & TOURISM
  Dayton Hudson Corp. .......................................   US             10,000        628,125         0.4
    RETAILERS-APPAREL
  N2K, Inc.-/- ..............................................   US              8,300        218,394         0.1
    LEISURE & TOURISM
  Hudson's Bay Co. ..........................................   CAN               300          6,866          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          91,823,747
                                                                                        ------------
Consumer Non-Durables (14.8%)
  Morningstar Group, Inc.-/- ................................   US            151,200      6,463,796         4.0
    FOOD
  Tabacalera S.A. "A" .......................................   SPN            74,000      5,332,967         3.3
    TOBACCO
  Interstate Bakeries Corp. .................................   US             70,600      4,509,575         2.8
    FOOD
  Foodmaker, Inc.-/- ........................................   US            208,400      3,425,575         2.1
    FOOD
  General Cigar Holdings, Inc.-/- ...........................   US             62,800      1,817,275         1.1
    TOBACCO
  Saputo Group, Inc.-/- .....................................   CAN           114,400      1,753,506         1.1
    FOOD
  American Italian Pasta Co. "A"-/- .........................   US             30,000        630,000         0.4
    FOOD
                                                                                        ------------
                                                                                          23,932,694
                                                                                        ------------
Finance (6.5%)
  BankAmerica Corp. .........................................   US             71,000      5,076,500         3.1
    BANKS-MONEY CENTER
  Merita Ltd. "A" ...........................................   FIN           738,300      3,608,281         2.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

         1705
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  O&Y Properties Corp. Special Warrants(::) -/- {::} ........   CAN           342,400   $  1,943,798         1.2
    REAL ESTATE
                                                                                        ------------
                                                                                          10,628,579
                                                                                        ------------
Technology (2.6%)
  CHS Electronics, Inc.-/- ..................................   US            164,500      4,019,969         2.5
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ...........................   US              7,100        126,025         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           4,145,994
                                                                                        ------------
Capital Goods (1.3%)
  HON INDUSTRIES, Inc. ......................................   US             40,000      2,065,000         1.3
    OFFICE EQUIPMENT
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,047,571) ................                            132,596,014        81.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $4,435,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $5,818,438,
   including accrued interest).
   (cost $5,697,881)  .......................................                              5,697,881         3.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $129,745,452)  * ....................                            138,293,895        85.0
Other Assets and Liabilities ................................                             24,368,418        15.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $162,662,313       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

- --------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $129,972,640 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,067,741
                 Unrealized depreciation:            (2,746,486)
                                                  -------------
                 Net unrealized appreciation:     $   8,321,255
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1706
          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Canada (CAN/CAD) .....................   14.7                  14.7
Finland (FIN/FIM) ....................    2.2                   2.2
Ireland (IRE/IEP) ....................    0.7                   0.7
Spain (SPN/ESP) ......................    3.3                   3.3
United States (US/USD) ...............   60.6       18.5       79.1
                                        ------     -----      -----
Total  ...............................   81.5       18.5      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $162,662,313.

    The accompanying notes are an integral part of the financial statements.

         1707
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (50.6%)
  Sparbanken Sverige AB "A" ..................................   SWDN           68,000   $ 1,543,927         1.9
  City National Corp. ........................................   US             50,550     1,525,978         1.9
  Lloyds TSB Group PLC .......................................   UK            113,600     1,419,524         1.8
  Royal Bank of Canada .......................................   CAN            26,000     1,390,221         1.7
  NationsBank Corp. ..........................................   US             20,000     1,197,500         1.5
  Mellon Bank Corp. ..........................................   US             21,800     1,124,063         1.4
  Bank of Montreal ...........................................   CAN            25,800     1,114,058         1.4
  Demirbank T.A.S. ...........................................   TRKY       37,896,000     1,084,691         1.3
  National Bank of Canada ....................................   CAN            75,600     1,080,996         1.3
  Hamilton Bancorp, Inc.-/- ..................................   US             35,000     1,067,500         1.3
  Crestar Financial Corp. ....................................   US             20,800       984,100         1.2
  GreenPoint Financial Corp. .................................   US             15,100       972,063         1.2
  Norbanken AB ...............................................   SWDN           30,400       954,136         1.2
  Christiania Bank Og Kreditkasse ............................   NOR           232,900       933,534         1.2
  Bayerische Vereinsbank .....................................   GER            16,070       931,864         1.2
  Bank Leumi Le - Israel .....................................   ISRL          605,700       930,012         1.1
  Jyske Bank .................................................   DEN             9,000       927,029         1.1
  Bank Hapoalim Ltd. .........................................   ISRL          383,000       906,460         1.1
  Bank of Ireland ............................................   IRE            70,800       895,906         1.1
  First Union Corp. (N.C.) ...................................   US             18,200       892,938         1.1
  H. F. Ahmanson & Co. .......................................   US             15,000       885,000         1.1
  Halifax PLC-/- .............................................   UK             76,800       869,507         1.1
  Nedcor Ltd. ................................................   SAFR           41,123       863,498         1.1
  Zagrebacka Banka - 144A GDR{.} {\/} ........................   CRT            27,000       860,625         1.1
  Sovereign Bancorp, Inc. ....................................   US             48,200       855,550         1.1
  First American Corp. .......................................   US             18,000       855,000         1.1
  Allied Irish Bank PLC{V} ...................................   IRE            97,644       826,256         1.0
  ABSA Group Ltd. ............................................   SAFR          138,867       822,809         1.0
  Anglo-Irish Bank Corp., PLC: ...............................   IRE                --            --         1.0
    Common{V} ................................................   --            315,036       515,196          --
    Common ...................................................   --            180,000       297,565          --
  Compagnie Financiere de Paribas S.A. .......................   FR             11,100       806,457         1.0
  First National Bank Holdings Ltd. ..........................   SAFR          105,800       799,549         1.0
  Yapi ve Kredi Bankasi A.S. .................................   TRKY       26,000,000       793,807         1.0
  Commercial International Bank - GDR{\/} ....................   EGPT           36,265       788,764         1.0
  National Australia Bank Ltd. ...............................   AUSL           56,500       772,531         1.0
  Ergo Bank S.A. .............................................   GREC           12,960       772,510         1.0
  Westpac Banking Corp., Ltd. ................................   AUSL          132,000       768,337         0.9
  Australia & New Zealand Banking Group Ltd. .................   AUSL          110,000       767,100         0.9
  Banco Totta & Acores S.A. "B" ..............................   PORT           39,300       760,068         0.9
  Wielkopolski Bank Kredytowy S.A. ...........................   POL           138,000       753,448         0.9
  Cullen/Frost Bankers, Inc. .................................   US             14,500       732,250         0.9
  Akbank T.A.S. ..............................................   TRKY        9,821,967       669,363         0.8
  Banco Commercial S.A. - 144A GDR{.} {\/} ...................   URGY           22,000       638,000         0.8
  BG Bank AS .................................................   DEN             9,500       610,308         0.8
  Banco Bradesco S.A. Preferred ..............................   BRZL       79,500,000       591,346         0.7

    The accompanying notes are an integral part of the financial statements.

         1708
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (Continued)
  Security Bank Corp.-/- .....................................   PHIL          688,900   $   363,095         0.4
                                                                                         -----------
                                                                                          40,914,439
                                                                                         -----------
Banks - Money Center (18.4%)
  BankAmerica Corp. ..........................................   US             43,400     3,103,091         3.8
  Citicorp ...................................................   US             15,050     1,882,191         2.3
  Chase Manhattan Corp. ......................................   US             14,750     1,701,781         2.1
  Merita Ltd. "A" ............................................   FIN           297,000     1,451,523         1.8
  HSBC Holdings PLC ..........................................   HK             55,800     1,263,260         1.6
  Barclays PLC ...............................................   UK             39,375       986,026         1.2
  Schweizerischer Bankverein (Swiss Bank Corp.)-/- ...........   SWTZ            3,330       895,532         1.1
  Unidanmark AS "A" ..........................................   DEN            13,200       891,009         1.1
  ABN AMRO Holdings N.V. .....................................   NETH           42,864       863,463         1.1
  Bank of Tokyo - Mitsubishi .................................   JPN            41,750       544,867         0.7
  Sumitomo Bank ..............................................   JPN            37,000       393,682         0.5
  Industrial Bank of Japan ...................................   JPN            26,000       257,190         0.3
  Fuji Bank Ltd. .............................................   JPN            29,000       250,707         0.3
  Sanwa Bank .................................................   JPN            24,000       241,397         0.3
  Dai-Ichi Kangyo Bank Ltd. ..................................   JPN            15,000       127,182         0.2
                                                                                         -----------
                                                                                          14,852,901
                                                                                         -----------
Insurance - Multi-Line (10.9%)
  Conseco, Inc. ..............................................   US             51,600     2,251,050         2.8
  Fremont General Corp. ......................................   US             30,000     1,398,750         1.7
  Allstate Corp. .............................................   US             15,000     1,244,063         1.5
  SunAmerica, Inc. ...........................................   US             29,800     1,070,938         1.3
  Axa Group ..................................................   FR             14,770     1,011,872         1.2
  Royal & Sun Alliance Insurance Group PLC ...................   UK             98,700       946,110         1.2
  American International Group, Inc. .........................   US              9,200       938,975         1.2
                                                                                         -----------
                                                                                           8,861,758
                                                                                         -----------
Consumer Finance (5.8%)
  The Money Store, Inc. ......................................   US             39,500     1,120,813         1.4
  Green Tree Financial Corp. .................................   US             24,600     1,036,275         1.3
  Doral Financial Corp. ......................................   US             45,200     1,000,050         1.2
  Aeon Credit Service ........................................   HK          2,964,000       747,710         0.9
  Acom Co., Ltd. .............................................   JPN             9,000       493,766         0.6
  Bankard, Inc.-/- ...........................................   PHIL        5,307,000       362,872         0.4
                                                                                         -----------
                                                                                           4,761,486
                                                                                         -----------
Other Financial (4.1%)
  Newcourt Credit Group, Inc. ................................   CAN            25,200       871,771         1.1
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ...................................................   PAN            20,000       795,000         1.0
  Investors Financial Services Corp. .........................   US             16,500       726,000         0.9
  MoneyGram Payment Systems, Inc.-/- .........................   US             42,000       580,125         0.7

    The accompanying notes are an integral part of the financial statements.

         1709
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Other Financial (Continued)
  Shohkoh Fund ...............................................   JPN             1,200   $   349,127         0.4
                                                                                         -----------
                                                                                           3,322,023
                                                                                         -----------
Securities Broker (2.8%)
  Hambrecht & Quist Group-/- .................................   US             30,000       945,000         1.2
  Morgan Stanley, Dean Witter, Discover and Co. ..............   US             13,200       652,575         0.8
  Peregrine Investment Holdings Ltd. .........................   HK            532,000       523,053         0.6
  Nomura Securities Co., Ltd. ................................   JPN            10,000       116,376         0.1
  Daiwa Securities Co., Ltd. .................................   JPN            14,000        84,722         0.1
                                                                                         -----------
                                                                                           2,321,726
                                                                                         -----------
Investment Management (2.4%)
  Alliance Capital Management L.P. ...........................   US             32,400     1,111,725         1.4
  Franklin Resources, Inc. ...................................   US              8,750       786,406         1.0
                                                                                         -----------
                                                                                           1,898,131
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $69,090,966) ..................                            76,932,464        95.0
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $2,110,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,768,185,
   including accrued interest). (cost $2,708,419)  ...........                             2,708,419         3.4
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $71,799,385)  * ......................                            79,640,883        98.4
Other Assets and Liabilities .................................                             1,320,751         1.6
                                                                                         -----------       -----

NET ASSETS ...................................................                           $80,961,634       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {V}  Security is denominated in GBP.
          * For Federal income tax purposes, cost is $72,281,726 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  10,637,773
                 Unrealized depreciation:            (3,278,616)
                                                  -------------
                 Net unrealized appreciation:     $   7,359,157
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1710
                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    2.8                           2.8
Brazil (BRZL/BRL) ....................    0.7                           0.7
Canada (CAN/CAD) .....................    5.5                           5.5
Croatia (CRT/HRK) ....................    1.1                           1.1
Denmark (DEN/DKK) ....................    3.0                           3.0
Egypt (EGPT/EGP) .....................    1.0                           1.0
Finland (FIN/FIM) ....................    1.8                           1.8
France (FR/FRF) ......................    2.2                           2.2
Germany (GER/DEM) ....................    1.2                           1.2
Greece (GREC/GRD) ....................    1.0                           1.0
Hong Kong (HK/HKD) ...................    3.1                           3.1
Ireland (IRE/IEP) ....................    3.1                           3.1
Israel (ISRL/ILS) ....................    2.2                           2.2
Japan (JPN/JPY) ......................    3.5                           3.5
Netherlands (NETH/NLG) ...............    1.1                           1.1
Norway (NOR/NOK) .....................    1.2                           1.2
Panama (PAN/PND) .....................    1.0                           1.0
Philippines (PHIL/PHP) ...............    0.8                           0.8
Poland (POL/PLZ) .....................    0.9                           0.9
Portugal (PORT/PTE) ..................    0.9                           0.9
South Africa (SAFR/ZAR) ..............    3.1                           3.1
Sweden (SWDN/SEK) ....................    3.1                           3.1
Switzerland (SWTZ/CHF) ...............    1.1                           1.1
Turkey (TRKY/TRL) ....................    3.1                           3.1
United Kingdom (UK/GBP) ..............    5.3                           5.3
United States (US/USD) ...............   40.4         5.0              45.4
Uruguay (URGY/UYP) ...................    0.8                           0.8
                                        ------        ---        ----------
Total  ...............................   95.0         5.0             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $80,961,634.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,182,045       114.50000  11/12/97   $    59,877
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $1,241,922)...................     1,182,045                                  59,877
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.46%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    59,877
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1711
                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (37.8%)
  ATL Ultrasound, Inc.{::} -/- ..............................   US            755,500   $ 32,486,500         5.2
  Visx, Inc.{::} -/- ........................................   US          1,147,700     26,253,638         4.2
  Endosonics Corp.{::} -/- ..................................   US          1,546,000     17,779,000         2.8
  Physio-Control International Corp.{::} -/- ................   US          1,050,500     16,742,344         2.7
  Sunrise Medical, Inc.{::} -/- .............................   US          1,011,700     15,618,119         2.5
  Waters Corp.-/- ...........................................   US            345,000     15,158,438         2.4
  Dexter Corp. ..............................................   US            339,000     13,305,750         2.1
  TECNOL Medical Products, Inc.-/- ..........................   US            572,900     12,317,350         2.0
  Circon Corp.{::} -/- ......................................   US            686,486     10,812,155         1.7
  Cardiac Pathways Corp.{::} -/- ............................   US          1,002,400      9,522,800         1.5
  Lifecore Biomedical, Inc.-/- ..............................   US            361,900      7,509,425         1.2
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            658,700      6,751,675         1.1
  Mentor Corp. ..............................................   US            175,800      6,405,713         1.0
  CONMED Corp.-/- ...........................................   US            308,400      6,322,200         1.0
  Angeion Corp.-/- ..........................................   US          1,325,000      5,217,188         0.8
  Kensey Nash Corp.-/- ......................................   US            322,600      4,919,650         0.8
  Photoelectron Corp.-/- ....................................   US            338,300      3,721,300         0.6
  Cardiovascular Dynamics, Inc.{::} -/- .....................   US            515,675      3,480,806         0.6
  Innerdyne, Inc.-/- ........................................   US            824,600      2,886,100         0.5
  CardioGenesis Corp.-/- ....................................   US            307,000      2,763,000         0.4
  Laser Industries Ltd.-/- ..................................   US            130,500      2,593,688         0.4
  INAMED Corp.{::} -/- ......................................   US            628,900      2,515,600         0.4
  Heartstream, Inc.-/- ......................................   US            206,800      2,145,550         0.3
  Laserscope-/- .............................................   US            330,800      1,943,450         0.3
  ThermoTrex Corp.-/- .......................................   US             73,000      1,679,000         0.3
  Micro Therapeutics, Inc.-/- ...............................   US            290,000      1,558,750         0.2
  Abaxis, Inc.-/- ...........................................   US            462,400      1,445,000         0.2
  Lumisys, Inc.-/- ..........................................   US            211,400      1,294,825         0.2
  Interpore International-/- ................................   US             92,900        870,938         0.1
  Sulzer Medica AG - Registered-/- ..........................   SWTZ            3,130        849,571         0.1
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL           19,200        753,600         0.1
  Thoratec Laboratories Corp.-/- ............................   US             60,000        412,500         0.1
  ATS Medical, Inc.-/- ......................................   US             31,250        195,313          --
  Conceptus, Inc.-/- ........................................   US             18,000        130,500          --
                                                                                        ------------
                                                                                         238,361,436
                                                                                        ------------
Biotechnology (26.6%)
  Protein Design Labs, Inc.{::} -/- .........................   US          1,017,600     50,752,795         8.1
  Amgen, Inc.-/- ............................................   US            539,000     26,545,750         4.2
  Guilford Pharmaceuticals, Inc.-/- .........................   US            896,600     21,854,625         3.5
  Cell Therapeutics, Inc.{::} -/- ...........................   US          1,141,000     18,256,000         2.9
  Regeneron Pharmaceuticals, Inc.{::} -/- ...................   US          1,414,900     14,768,019         2.4
  Human Genome Sciences, Inc.-/- ............................   US            260,900     10,696,900         1.7
  Genelabs Technologies, Inc.-/- ............................   US          1,642,800      6,365,850         1.0
  Interferon Sciences, Inc.-/- ..............................   US            552,500      5,110,625         0.8
  NABI, Inc.-/- .............................................   US            592,500      2,814,375         0.5

    The accompanying notes are an integral part of the financial statements.

         1712
                           GT GLOBAL HEALTH CARE FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (Continued)
  PathoGenesis Corp.-/- .....................................   US             61,400   $  2,210,400         0.4
  Agouron Pharmaceuticals, Inc.-/- ..........................   US             46,400      2,117,000         0.3
  CytoTherapeutics, Inc.-/- .................................   US            396,900      2,083,725         0.3
  Pharmacyclics, Inc.-/- ....................................   US             75,000      1,912,500         0.3
  Coulter Pharmaceutical, Inc.-/- ...........................   US             73,700      1,059,438         0.2
  Enzon, Inc. Preferred-/- (.) ..............................   US             16,000        222,460          --
  Targeted Genetics Corp.-/- ................................   US             40,000        160,000          --
                                                                                        ------------
                                                                                         166,930,462
                                                                                        ------------
Pharmaceuticals (17.7%)
  TheraTech, Inc.{::} -/- ...................................   US          2,150,000     22,575,000         3.6
  American Home Products Corp. ..............................   US            145,600     10,792,600         1.7
  Perrigo Co.-/- ............................................   US            648,600      9,972,225         1.6
  Spiros Development Corp.(::) (.) -/- ......................   US            100,000      9,161,246         1.5
  Rhone-Poulenc "A" .........................................   FR            190,736      8,319,910         1.3
  Depotech Corp.-/- .........................................   US            549,300      7,621,538         1.2
  Magainin Pharmaceuticals, Inc.-/- .........................   US            895,100      7,608,350         1.2
  Bergen Brunswig Corp. "A" .................................   US            150,000      6,009,375         1.0
  Catalytica, Inc.-/- .......................................   US            437,866      5,473,325         0.9
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US            597,800      5,380,200         0.9
  IVAX Corp.-/- .............................................   US            700,000      5,293,750         0.8
  Altana AG .................................................   GER            50,000      3,632,937         0.6
  Life Medical Sciences, Inc.{::} -/- .......................   US            768,600      3,074,400         0.5
  Warner Chilcott Laboratories - ADR{\/} ....................   IRE           117,000      1,652,625         0.3
  Unimed Pharmaceuticals, Inc.-/- ...........................   US            147,200      1,048,800         0.2
  Intercardia, Inc.-/- ......................................   US             41,200        999,100         0.2
  Alpharma, Inc. "A" ........................................   US             21,700        478,756         0.1
  Aradigm Corp.-/- ..........................................   US             28,000        322,000         0.1
                                                                                        ------------
                                                                                         109,416,137
                                                                                        ------------
Health Care Services (5.2%)
  Vencor, Inc.-/- ...........................................   US            801,400     21,637,800         3.5
  Allegiance Corp. ..........................................   US            120,000      3,330,000         0.5
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,313,588         0.4
  Parkway Holdings Ltd. .....................................   SING          900,000      2,277,177         0.4
  SteriGenics International, Inc.-/- ........................   US             61,900      1,392,750         0.2
  Cohr, Inc.-/- .............................................   US            129,100      1,355,550         0.2
                                                                                        ------------
                                                                                          32,306,865
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $484,175,220) ................                            547,014,900        87.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1713
                           GT GLOBAL HEALTH CARE FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736   $    603,731         0.1
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000         18,750          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                                622,481         0.1
                                                                                        ------------       -----

                                                                            NO. OF
RIGHTS                                                                      RIGHTS
-------------------------------------------------------------             -----------
  Alpharma, Inc. Rights, expire 11/25/97 (cost $0) ..........   US              3,616         20,340          --
                                                                                        ------------       -----
    PHARMACEUTICALS

REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $56,460,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $74,071,916,
   including accrued interest).
   (cost $72,617,234)  ......................................                             72,617,234        11.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $556,824,591)  * ....................                            620,274,955        99.0
Other Assets and Liabilities ................................                              6,067,162         1.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $626,342,117       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting less than 1.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             Enzon, Inc. Preferred..........................       3/22/90       16,000  $   400,000   $13.90
             Spiros Development Corp........................       1/3/96        100,000   3,000,000   91.61

          * For Federal income tax purposes, cost is $558,926,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  88,802,844
                 Unrealized depreciation:           (27,454,091)
                                                  -------------
                 Net unrealized appreciation:     $  61,348,753
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1714
                           GT GLOBAL HEALTH CARE FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------
                                                 FIXED INCOME,   SHORT-TERM
                                                   RIGHTS &        &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS      OTHER  TOTAL
--------------------------------------  ------   -------------   -----  -----
France (FR/FRF) ......................    1.3         0.1                 1.4
Germany (GER/DEM) ....................    0.6                             0.6
Ireland (IRE/IEP) ....................    0.3                             0.3
Israel (ISRL/ILS) ....................    0.1                             0.1
Mexico (MEX/MXN) .....................    0.4                             0.4
Singapore (SING/SGD) .................    0.4                             0.4
Switzerland (SWTZ/CHF) ...............    0.1                             0.1
United States (US/USD) ...............   84.1                    12.6    96.7
                                        ------        ---        -----  -----
Total  ...............................   87.3         0.1        12.6   100.0
                                        ------        ---        -----  -----
                                        ------        ---        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $626,342,117.

    The accompanying notes are an integral part of the financial statements.

         1715
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (31.2%)
  Hub Power Co.-/- ...........................................   PAK         2,400,000   $ 3,206,835         3.3
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ......................   US             90,000     3,099,375         3.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN           160,000     2,980,000         3.0
    ELECTRICAL & GAS UTILITIES
  Shaw Group, Inc.-/- ........................................   US            140,300     2,928,763         3.0
    ENERGY EQUIPMENT & SERVICES
  IES Industries, Inc. .......................................   US             81,000     2,612,250         2.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        9,910,000     2,535,033         2.6
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          450,000     2,370,058         2.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        7,000,000     2,324,020         2.4
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          16,800     1,948,628         2.0
    ELECTRICAL & GAS UTILITIES
  Giant Industries, Inc. .....................................   US            102,600     1,840,388         1.9
    OIL
  AES Corp.-/- ...............................................   US             45,264     1,793,586         1.8
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,085,000         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900       996,000         1.0
    ELECTRICAL & GAS UTILITIES
  MetroGas S.A. - ADR{\/} ....................................   ARG           111,051       805,120         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          30,525,056
                                                                                         -----------
Services (23.1%)
  Canadian National Railway Co. ..............................   CAN            60,900     3,284,415         3.3
    TRANSPORTATION - ROAD & RAIL
  Aeroporti di Roma SpA-/- ...................................   ITLY          286,600     2,606,270         2.7
    TRANSPORTATION - AIRLINES
  Hellenic Telecommunications Organization S.A. ..............   GREC          118,250     2,469,600         2.5
    TELEPHONE NETWORKS
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          600,000     2,415,946         2.5
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           19,000     2,187,547         2.2
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,782,000         1.8
    TRANSPORTATION - ROAD & RAIL
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           43,000     1,773,750         1.8
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,546,875         1.6
    WIRELESS COMMUNICATIONS
  Centennial Cellular Corp. "A"-/- ...........................   US             50,000     1,000,000         1.0
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

         1716
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  DDI Corp. ..................................................   JPN               295   $   985,786         1.0
    WIRELESS COMMUNICATIONS
  Telefonica del Peru S.A. - ADR{\/} .........................   PERU           40,900       807,775         0.8
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ...................................................   VENZ           16,000       700,000         0.7
    TELEPHONE NETWORKS
  Pakistan Telecommunications Co., Ltd.: .....................   PAK                --            --         0.6
    TELEPHONE NETWORKS
    GDR{\/} ..................................................   --              4,892       396,252          --
    "A" ......................................................   --            280,000       235,741          --
  Philippine Long Distance Telephone Co. - ADR{\/} ...........   PHIL           20,000       485,000         0.5
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       127,814         0.1
    WIRELESS COMMUNICATIONS
                                                                                         -----------
                                                                                          22,804,771
                                                                                         -----------
Materials/Basic Industry (20.8%)
  Giant Cement Holding, Inc.-/- ..............................   US            179,800     4,360,150         4.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR           15,060     3,162,600         3.2
    CEMENT
  Northwest Pipe Co.-/- ......................................   US            127,500     3,091,875         3.2
    METALS - STEEL
  IPSCO, Inc. ................................................   CAN            67,600     2,926,199         3.0
    METALS - STEEL
  Hylsamex, S.A. de C.V. - 144A ADR{.} {\/} ..................   MEX            75,000     2,896,875         3.0
    METALS - STEEL
  NS Group, Inc.-/- ..........................................   US             98,100     2,624,175         2.7
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000     1,245,000         1.3
    CEMENT
                                                                                         -----------
                                                                                          20,306,874
                                                                                         -----------
Capital Goods (9.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK            139,600     3,760,474         3.8
    AEROSPACE/DEFENSE
  Caterpillar, Inc. ..........................................   US             60,000     3,075,000         3.1
    MACHINERY & ENGINEERING
  KCI Konecranes International ...............................   FIN            42,660     1,664,636         1.7
    MACHINERY & ENGINEERING
  United Engineers Ltd. ......................................   MAL           270,000       640,733         0.7
    CONSTRUCTION
                                                                                         -----------
                                                                                           9,140,843
                                                                                         -----------
Technology (7.8%)
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL          130,000     2,941,250         3.0
    TELECOM TECHNOLOGY
  Emcore Corp.-/- ............................................   US            123,000     2,367,750         2.4
    SEMICONDUCTORS

    The accompanying notes are an integral part of the financial statements.

         1717
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Cisco Systems, Inc.-/- .....................................   US             21,000   $ 1,722,656         1.8
    NETWORKING
  Asia Pacific Wire & Cable Corporation Ltd.-/- {\/} .........   SING           59,400       549,450         0.6
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           7,581,106
                                                                                         -----------
Multi-Industry/Miscellaneous (4.7%)
  Mannesmann AG ..............................................   GER             7,500     3,166,135         3.2
    MULTI-INDUSTRY
  E.R.G. Ltd. ................................................   AUSL        1,689,040     1,436,723         1.5
    MULTI-INDUSTRY
                                                                                         -----------
                                                                                           4,602,858
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $76,186,714) ..................                            94,961,508        96.9
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $1,680,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,204,053,
   including accrued interest). (cost $2,156,334)  ...........                             2,156,334         2.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $78,343,048)  * ......................                            97,117,842        99.1
Other Assets and Liabilities .................................                               901,217         0.9
                                                                                         -----------       -----

NET ASSETS ...................................................                           $98,019,059       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $78,343,048 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  23,477,043
                 Unrealized depreciation:            (4,702,249)
                                                  -------------
                 Net unrealized appreciation:     $  18,774,794
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1718
                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    0.8                   0.8
Australia (AUSL/AUD) .................    1.5                   1.5
Austria (ASTRI/ATS) ..................    2.0                   2.0
Brazil (BRZL/BRL) ....................    6.0                   6.0
Canada (CAN/CAD) .....................    6.3                   6.3
Czech Republic (CZCH/CSK) ............    2.2                   2.2
Ecuador (ECDR/ECS) ...................    3.2                   3.2
Egypt (EGPT/EGP) .....................    1.3                   1.3
Finland (FIN/FIM) ....................    1.7                   1.7
Germany (GER/DEM) ....................    3.2                   3.2
Greece (GREC/GRD) ....................    2.5                   2.5
Hong Kong (HK/HKD) ...................    0.1                   0.1
India (IND/INR) ......................    1.1                   1.1
Israel (ISRL/ILS) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    7.6                   7.6
Japan (JPN/JPY) ......................    1.0                   1.0
Malaysia (MAL/MYR) ...................    0.7                   0.7
Mexico (MEX/MXN) .....................    3.0                   3.0
New Zealand (NZ/NZD) .................    1.8                   1.8
Pakistan (PAK/PKR) ...................    3.9                   3.9
Peru (PERU/PES) ......................    0.8                   0.8
Philippines (PHIL/PHP) ...............    0.5                   0.5
Portugal (PORT/PTE) ..................    1.8                   1.8
Singapore (SING/SGD) .................    0.6                   0.6
Spain (SPN/ESP) ......................    3.0                   3.0
United Kingdom (UK/GBP) ..............    3.8                   3.8
United States & Other (US/USD) .......   32.8        3.1       35.9
Venezuela (VENZ/VEB) .................    0.7                   0.7
                                        ------       ---      -----
Total  ...............................   96.9        3.1      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $98,019,059.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,509,823         1.80100  11/28/97   $   (66,180)
Japanese Yen............................       404,821       114.50000  11/12/97        20,506
Japanese Yen............................       368,245       120.70000  01/07/98        (4,948)
Japanese Yen............................        84,327       118.82300  02/04/98          (168)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $2,316,426)...................     2,367,216                                 (50,790)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 2.42%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   (50,790)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1719
                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (53.2%)
  Schlumberger Ltd. .........................................   US             60,800   $  5,320,000         3.1
  Cliffs Drilling Co.-/- ....................................   US             73,100      5,313,456         3.1
  EVI, Inc.-/- ..............................................   US             81,000      5,199,188         3.0
  Varco International, Inc.-/- ..............................   US             85,000      5,179,688         3.0
  Cooper Cameron Corp.-/- ...................................   US             71,500      5,165,875         3.0
  Precision Drilling Corp.-/- ...............................   CAN           162,300      4,980,581         2.9
  Nabors Industries, Inc.-/- ................................   US            120,200      4,943,225         2.9
  Patterson Energy, Inc.-/- .................................   US             86,800      4,860,800         2.8
  UTI Energy Corp.-/- .......................................   US            107,700      4,806,113         2.8
  Key Energy Group, Inc.-/- .................................   US            147,600      4,630,950         2.7
  Pool Energy Services Co.-/- ...............................   US            133,600      4,534,050         2.6
  Diamond Offshore Drilling, Inc. ...........................   US             72,000      4,482,000         2.6
  Helmerich & Payne, Inc. ...................................   US             51,300      4,139,269         2.4
  BJ Services Co.-/- ........................................   US             43,600      3,695,100         2.1
  Santa Fe International Corp.-/- ...........................   US             71,700      3,526,744         2.1
  Falcon Drilling Co., Inc.-/- ..............................   US             96,900      3,524,738         2.0
  Smith International, Inc.-/- ..............................   US             41,900      3,194,875         1.9
  Bonus Resource Services Corp.-/- ..........................   CAN           482,284      2,361,453         1.4
  Veritas DGC, Inc.-/- ......................................   US             56,400      2,308,875         1.3
  Noble Drilling Corp.-/- ...................................   US             64,300      2,286,669         1.3
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      2,053,003         1.2
  Computalog Ltd.-/- ........................................   CAN            58,800      1,189,185         0.7
  Rowan Cos., Inc.-/- .......................................   US             30,000      1,166,250         0.7
  Enerflex Systems Ltd. .....................................   CAN            38,000      1,078,626         0.6
  Hanover Compressor Co.-/- .................................   US             42,100        910,413         0.5
  Dril-Quip, Inc.-/- ........................................   US             22,700        814,363         0.5
                                                                                        ------------
                                                                                          91,665,489
                                                                                        ------------
Metals - Steel (13.5%)
  IPSCO, Inc. ...............................................   CAN           111,700      4,835,155         2.8
  Tubos de Acero de Mexico S.A. - ADR{\/} -/- ...............   MEX           227,800      4,598,713         2.7
  Prudential Steel Ltd. .....................................   CAN           102,200      4,278,882         2.5
  NS Group, Inc.-/- .........................................   US            130,300      3,485,525         2.0
  Oregon Steel Mills, Inc. ..................................   US            146,800      3,091,975         1.8
  Maverick Tube Corp.-/- ....................................   US             81,600      2,876,400         1.7
                                                                                        ------------
                                                                                          23,166,650
                                                                                        ------------
Construction (10.8%)
  National-Oilwell, Inc.-/- .................................   US             71,501      5,474,292         3.2
  Global Industries Ltd.-/- .................................   US            248,800      5,007,100         2.9
  Cal Dive International, Inc.-/- ...........................   US             80,000      2,500,000         1.5
  Halter Marine Group, Inc.-/- ..............................   US             43,600      2,280,825         1.3
  Coflexip - ADR{\/} ........................................   FR             34,300      1,886,500         1.1
  Bouygues Offshore S.A. - ADR{\/} ..........................   FR             31,900        773,575         0.4
  TransCoastal Marine Services, Inc.-/- .....................   US             19,200        477,600         0.3

    The accompanying notes are an integral part of the financial statements.

         1720
                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Construction (Continued)
  UNIFAB International, Inc.-/- .............................   US              4,200   $    134,400         0.1
                                                                                        ------------
                                                                                          18,534,292
                                                                                        ------------
Oil (10.0%)
  Giant Industries, Inc. ....................................   US            201,100      3,607,231         2.1
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      3,030,200         1.8
  Canadian Fracmaster Ltd.-/- ...............................   CAN           261,500      2,597,928         1.5
  Ranger Oil Ltd. ...........................................   CAN           280,900      2,431,862         1.4
  Black Sea Energy Ltd.-/- ..................................   CAN         1,139,600      2,345,189         1.4
  ERG SpA-/- ................................................   ITLY          373,000      1,535,837         0.9
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL        7,900,000      1,469,067         0.9
                                                                                        ------------
                                                                                          17,017,314
                                                                                        ------------
Chemicals (2.5%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           43,360      4,258,571         2.5
                                                                                        ------------
Paper/Packaging (2.4%)
  Fort James Corp. ..........................................   US             66,962      2,657,554         1.5
  Jefferson Smurfit Corp.-/- ................................   US            100,400      1,506,000         0.9
                                                                                        ------------
                                                                                           4,163,554
                                                                                        ------------
Gas Production & Distribution (2.4%)
  Comstock Resources, Inc.-/- ...............................   US            232,400      3,892,700         2.3
  Berkley Petroleum Corp.-/- ................................   CAN            20,400        233,792         0.1
                                                                                        ------------
                                                                                           4,126,492
                                                                                        ------------
Industrial Components (2.2%)
  Encore Wire Corp.-/- ......................................   US            132,950      3,755,838         2.2
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1721
                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Services (2.0%)
  American Disposal Services, Inc.-/- .......................   US             95,500   $  3,366,375         2.0
                                                                                        ------------
Forest Products (0.7%)
  The TimberWest Timber Trust Special Warrants(.) (::) ......   CAN           422,700      1,124,840         0.7
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $136,805,346) ................                            171,179,415        99.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $136,805,346)  * ....................                            171,179,415        99.7
Other Assets and Liabilities ................................                                494,158         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $171,673,573       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted security constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the security is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             The TimberWest Timber Trust Special Warrants...       8/7/97        422,700 $ 1,142,844   $2.66

          * For Federal income tax purposes, cost is $137,392,339 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  37,982,563
                 Unrealized depreciation:            (4,195,487)
                                                  -------------
                 Net unrealized appreciation:     $  33,787,076
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
- --------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    1.8                   1.8
Brazil (BRZL/BRL) ....................    0.9                   0.9
Canada (CAN/CAD) .....................   16.0                  16.0
France (FR/FRF) ......................    1.5                   1.5
Italy (ITLY/ITL) .....................    0.9                   0.9
Mexico (MEX/MXN) .....................    2.7                   2.7
Norway (NOR/NOK) .....................    1.2                   1.2
Switzerland (SWTZ/CHF) ...............    2.5                   2.5
United States (US/USD) ...............   72.2        0.3       72.5
                                        ------     -----      -----
Total  ...............................   99.7        0.3      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $171,673,573.

    The accompanying notes are an integral part of the financial statements.

         1722
                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (28.0%)
  Nokia AB "A" ............................................   FIN         1,059,160   $   92,479,819         5.4
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,609,500       72,087,438         4.2
  Newbridge Networks Corp.-/- .............................   CAN         1,332,300       71,049,067         4.1
  Telefonaktiebolaget LM Ericsson: ........................   SWDN               --               --         3.1
    "B" Free-/- ...........................................   --            871,200       38,397,307          --
    ADR{\/} ...............................................   --            350,480       15,508,740          --
  DSC Communications Corp.-/- .............................   US          1,220,100       29,739,938         1.7
  Corning, Inc. ...........................................   US            600,000       27,075,000         1.6
  P-COM, Inc.-/- ..........................................   US          1,200,000       24,150,000         1.4
  ANTEC Corp.-/- ..........................................   US          1,162,300       18,306,225         1.1
  Tekelec-/- ..............................................   US            428,900       17,960,188         1.0
  Tellabs, Inc.-/- ........................................   US            240,000       12,960,000         0.8
  Pairgain Technologies, Inc.-/- ..........................   US            428,800       12,113,600         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,290,275         0.5
  Geotek Communications, Inc.-/- ..........................   US          2,471,100        8,957,738         0.5
  Champion Technology Holding Ltd. ........................   HK         67,154,902        8,166,314         0.5
  Teledata Communications Ltd.-/- {\/} ....................   ISRL          198,000        6,138,000         0.4
  Allen Telecom, Inc.-/- ..................................   US            300,000        5,662,500         0.3
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        5,343,474         0.3
  Ascend Communications, Inc.-/- ..........................   US            160,000        4,330,000         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} (.) (::) ..........................................   IND         1,248,000        2,184,000         0.1
  Sapura Telecommunications Bhd. ..........................   MAL         1,155,000          680,024          --
  Kantone Holding Ltd.-/- .................................   HK          6,256,868          639,447          --
                                                                                      --------------
                                                                                         483,219,094
                                                                                      --------------
Telephone Networks (22.4%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.8
    Di Risp-/- ............................................   --         13,989,767       56,330,863          --
    Common ................................................   --          1,263,334        7,901,199          --
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          632,500       64,198,750         3.7
  WorldCom, Inc. ..........................................   US          1,644,290       55,289,251         3.2
  SPT Telecom-/- ..........................................   CZCH          391,340       45,056,567         2.6
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,670,250       30,377,672         1.8
  Hellenic Telecommunications Organization S.A. ...........   GREC        1,286,000       26,857,552         1.6
  NTL, Inc.-/- {\/} .......................................   UK            855,833       23,214,470         1.4
  Carso Global Telecom "A1" ...............................   MEX         7,036,683       23,090,433         1.3
  France Telecom S.A.: ....................................   FR                 --               --         0.9
    ADR-/- {\/} ...........................................   --            320,000       12,120,000          --
    Common-/- .............................................   --             85,500        3,237,187          --
  Ionica Group PLC-/- .....................................   UK          1,456,400        7,523,838         0.4
  Atlantic Tele-Network, Inc.-/- ..........................   US            500,100        6,313,763         0.4
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        6,288,400         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/} ..............................................   VENZ           96,000        4,200,000         0.2
  PLD Telekon, Inc.-/- {\/} (.) ...........................   RUS           510,000        4,016,250         0.2

    The accompanying notes are an integral part of the financial statements.

         1723
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652   $    2,965,367         0.2
                                                                                      --------------
                                                                                         384,861,562
                                                                                      --------------
Wireless Communications (17.3%)
  Nextel Communications, Inc. "A"-/- ......................   US          2,745,700       72,074,625         4.2
  Millicom International Cellular S.A.{::} -/- {\/} .......   LUX         1,057,000       44,394,000         2.6
  DDI Corp. ...............................................   JPN             9,320       31,144,140         1.8
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,672,100       30,097,800         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       26,791,875         1.6
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       17,848,432         1.0
  WinStar Communications, Inc.-/- .........................   US            667,700       15,273,638         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       13,411,613         0.8
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY        5,425,700       11,086,917         0.6
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       10,709,463         0.6
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000        8,187,500         0.5
  Powertel, Inc.-/- .......................................   US            365,000        6,638,438         0.4
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        5,330,325         0.3
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          1,452,000        2,319,819         0.1
  SK Telecom Co., Ltd. - ADR{\/} ..........................   KOR           289,900        1,594,450         0.1
                                                                                      --------------
                                                                                         296,903,035
                                                                                      --------------
Telephone - Long Distance (5.7%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       43,000,000         2.5
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         2.2
    "B"-/- ................................................   --          1,036,700       20,966,470          --
    "A"-/- ................................................   --            519,400       10,688,760          --
    "B" - 144A{.} -/- .....................................   --            379,400        7,673,077          --
  Bell Canada International, Inc.: ........................   CAN                --               --         0.8
    Common-/- .............................................   --            717,300       12,165,392          --
    Common-/- {\/} ........................................   --            132,500        2,235,938          --
  RSL Communications Ltd. "A"-/- ..........................   US            136,000        3,196,000         0.2
                                                                                      --------------
                                                                                          99,925,637
                                                                                      --------------
Telephone - Regional/Local (5.6%)
  ICG Communications, Inc.-/- .............................   US          1,504,600       34,605,800         2.0
  Intermedia Communications of Florida, Inc.-/- ...........   US            613,900       27,855,713         1.6
  Teleport Communications Group, Inc. "A"-/- ..............   US            364,000       17,608,500         1.0
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {\/} {=} ........................   RUS             1,749       14,383,024         0.8
  Brooks Fiber Properties, Inc.-/- ........................   US             41,400        2,302,875         0.1
  NEXTLINK Communications, Inc. "A"-/- ....................   US             78,000        1,764,750         0.1
                                                                                      --------------
                                                                                          98,520,662
                                                                                      --------------
Multi-Industry (4.7%)
  Mannesmann AG ...........................................   GER           140,900       59,481,125         3.5
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         3,300,000       20,985,629         1.2
                                                                                      --------------
                                                                                          80,466,754
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

         1724
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Aerospace/Defense (2.6%)
  Orbital Sciences Corp.{::} -/- ..........................   US          1,838,500   $   44,813,438         2.6
                                                                                      --------------
Telecom Technology (2.5%)
  Uniphase Corp.-/- .......................................   US            449,900       30,199,538         1.8
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       12,429,250         0.7
                                                                                      --------------
                                                                                          42,628,788
                                                                                      --------------
Cable Television (1.6%)
  Comcast Corp. "A" .......................................   US            604,300       16,618,250         1.0
  Comcast UK Cable Partners Ltd. "A"-/- ...................   UK            415,000        4,707,656         0.3
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,615,875         0.3
                                                                                      --------------
                                                                                          25,941,781
                                                                                      --------------
Broadcasting & Publishing (1.4%)
  EchoStar Communications Corp. "A"{::} ...................   US            609,200       11,574,800         0.7
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        7,549,919         0.4
  Seat SpA-/- .............................................   ITLY       16,820,000        4,413,481         0.3
                                                                                      --------------
                                                                                          23,538,200
                                                                                      --------------
Semiconductors (0.8%)
  DSP Communications, Inc.-/- .............................   US            624,000       11,544,000         0.7
  General Semiconductor, Inc.-/- ..........................   US            175,000        1,990,625         0.1
                                                                                      --------------
                                                                                          13,534,625
                                                                                      --------------
Retailers - Other (0.3%)
  Asia Food & Properties Ltd.-/- {\/} .....................   SING       14,192,000        4,328,560         0.3
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            66,560           82,032          --
                                                                                      --------------
                                                                                           4,410,592
                                                                                      --------------
Networking (0.2%)
  3Com Corp.-/- ...........................................   US             80,100        3,319,144         0.2
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,274,850,186) ............                            1,602,083,312        93.1
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Note (2.2%)
  Russia (2.2%)
    Credit Suisse Financial Products Russian Equity Linked
     Note, 3.3% due 4/29/98 (This is an equity linked note.
     The value of this note is linked to the underlying
     value of Rostelecom.)-/- (.) .........................   USD        38,000,000       37,012,000         2.2
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $38,000,000) .........                               37,012,000         2.2
                                                                                      --------------       -----

    The accompanying notes are an integral part of the financial statements.

         1725
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  Asia Food & Properties Ltd. Warrants, expire
   7/12/02{\/} ............................................   SING        1,064,400   $      191,592          --
    FOOD
  American Satellite Network Warrants, expire 1/1/99(::)
   (.) ....................................................   US             65,825               --          --
    WIRELESS COMMUNICATIONS
                                                                                      --------------       -----

TOTAL WARRANTS (cost $484,741) ............................                                  191,592          --
                                                                                      --------------       -----

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $35,290,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $46,298,227, including accrued interest).
   (cost $45,388,021)  ....................................                               45,388,021         2.6
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,358,722,948)  * ................                            1,684,674,925        97.9
Other Assets and Liabilities ..............................                               36,444,134         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,721,119,059       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting 2.8% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Credit Suisse Financial Products Russian Equity
              Linked Note, 3.3% due 4/29/98.................       4/29/97       38,000,000  38,000,000 0.97
             Himachal Futuristic Communications Ltd. - 144A
              GDR...........................................       8/1/95        1,248,000   9,604,650 1.75
             PLD Telekon, Inc...............................       8/30/96       510,000   3,498,750   7.88
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $1,359,258,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 519,851,820
                 Unrealized depreciation:          (194,435,331)
                                                  -------------
                 Net unrealized appreciation:     $ 325,416,489
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1726
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Brazil (BRZL/BRL) ....................    3.7                                   3.7
Canada (CAN/CAD) .....................    8.4                                   8.4
Czech Republic (CZCH/CSK) ............    2.6                                   2.6
Finland (FIN/FIM) ....................    5.4                                   5.4
France (FR/FRF) ......................    0.9                                   0.9
Germany (GER/DEM) ....................    3.5                                   3.5
Greece (GREC/GRD) ....................    1.6                                   1.6
Hong Kong (HK/HKD) ...................    0.6                                   0.6
India (IND/INR) ......................    0.1                                   0.1
Israel (ISRL/ILS) ....................    5.1                                   5.1
Italy (ITLY/ITL) .....................    4.7                                   4.7
Japan (JPN/JPY) ......................    1.8                                   1.8
Korea (KOR/KRW) ......................    0.1                                   0.1
Luxembourg (LUX/LUF) .................    2.6                                   2.6
Malaysia (MAL/MYR) ...................    0.4                                   0.4
Mexico (MEX/MXN) .....................    4.3                                   4.3
Peru (PERU/PES) ......................    0.4                                   0.4
Russia (RUS/SUR) .....................    1.8         2.2                       4.0
Singapore (SING/SGD) .................    0.3                                   0.3
Sweden (SWDN/SEK) ....................    3.1                                   3.1
Thailand (THAI/THB) ..................    0.8                                   0.8
Turkey (TRKY/TRL) ....................    0.3                                   0.3
United Kingdom (UK/GBP) ..............    3.9                                   3.9
United States (US/USD) ...............   36.5                        4.7       41.2
Venezuela (VENZ/VEB) .................    0.2                                   0.2
                                        ------      -----          -----      -----
Total  ...............................   93.1         2.2            4.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,721,119,059.

    The accompanying notes are an integral part of the financial statements.

         1727
                       GT GLOBAL TELECOMMUNICATIONS FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................      13,280,549     118.50000  11/12/97   $  (201,730)
Japanese Yen............................         673,732     118.60000  11/12/97        (9,657)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $14,165,668).........................      13,954,281                              (211,387)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.81%.


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,535,139       0.60190   1/20/98    (1,170,888)
Deutsche Marks..........................      15,664,388       1.80000  11/21/97      (664,388)
Deutsche Marks..........................       7,948,226       1.72400  11/21/97        (1,591)
Finnish Markka..........................      38,825,761       5.28300   1/21/98      (968,483)
Italian Liras...........................      50,091,184    1730.40000   1/21/98      (969,594)
Japanese Yen............................      23,255,611     113.59900  11/12/97     1,371,807
Japanese Yen............................      17,298,836     114.50000  11/12/97       876,273
Swedish Kronor..........................      51,700,408       7.61030   1/21/98      (979,674)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $243,813,015).................     246,319,553                            (2,506,538)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 14.31%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $(2,717,925)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1728
                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         GT GLOBAL
                                       -----------------------------------------------------------------------------
                                          CONSUMER                                                        NATURAL
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............   $124,047,571     $69,090,966     $484,207,357   $76,186,714     $136,805,346
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
    At value.........................   $132,596,014     $76,932,464     $547,657,721   $94,961,508     $171,179,415
    Repurchase Agreement, at value
     and cost (Note 1)...............      5,697,881       2,708,419       72,617,234     2,156,334               --
  U.S. currency......................            303              --              390           128              705
  Foreign currencies (cost $249,434,
   $290,416, $32,405,
   $252,788, $2,016,446, and
   $938,200, respectively)...........        247,103         290,889           32,773       257,815        2,016,446
  Dividends and dividend withholding
   tax reclaims receivable...........         29,063          50,112           10,585        25,624           15,438
  Interest receivable................             --              --               --            --               --
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --         5,096               --
  Receivable for Fund shares sold....        585,508       1,011,553       13,993,515       141,205        5,010,514
  Receivable for open forward foreign
   currency contracts (Note 1).......             --          59,877               --            --               --
  Receivable for securities sold.....     25,634,646       1,515,031        6,745,139     1,309,852        6,715,639
  Unamortized organizational costs
   (Note 1)..........................         22,264          19,944               --        16,280           16,225
  Miscellaneous receivable...........         91,501           4,131           36,371            --           33,585
                                       --------------   --------------   ------------  --------------   ------------
    Total assets.....................    164,904,283      82,592,420      641,093,728    98,873,842      184,987,967
                                       --------------   --------------   ------------  --------------   ------------
Liabilities:
  Payable for custodian fees.........            769          10,403            7,317         1,332            8,200
  Payable for Directors' and
   Trustees' fees and expenses
   (Note 2)..........................          4,859           4,446            9,136         7,921            5,237
  Payable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................             --              --               --            --               --
  Payable for fund accounting fees
   (Note 2)..........................          4,352           1,845           14,194         2,367            3,914
  Payable for Fund shares
   repurchased.......................        261,522         142,435          882,049       496,631        4,099,045
  Payable for investment management
   and administration fees (Note
   2)................................        139,166         180,741          536,273        89,949          147,355
  Payable for loan outstanding (Note
   1)................................             --              --               --            --        4,670,000
  Payable for open forward foreign
   currency contracts, net (Note
   1)................................             --              --               --        50,790               --
  Payable for printing and postage
   expenses..........................         33,464          23,148           73,457        51,926           45,104
  Payable for professional fees......         23,989          25,345           39,780        30,852           35,756
  Payable for registration and filing
   fees..............................          4,130           2,371           15,839         2,078           12,139
  Payable for securities purchased...      1,563,285       1,154,504       12,706,263            --        4,125,569
  Payable for service and
   distribution expenses (Note 2)....        114,540          57,009          346,611        74,426          113,980
  Payable for transfer agent fees
   (Note 2)..........................         55,435          20,911          111,824        38,302           39,544
  Other accrued expenses.............         36,359           7,528            8,868         8,109            8,451
                                       --------------   --------------   ------------  --------------   ------------
    Total liabilities................      2,241,870       1,630,686       14,751,611       854,683       13,314,294
  Minority interest (Notes 1 & 2)....            100             100               --           100              100
                                       --------------   --------------   ------------  --------------   ------------
Net assets...........................   $162,662,313     $80,961,634     $626,342,117   $98,019,059     $171,673,573
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Assets:
  Investments in securities: (Note 1)
    At identified cost...............  $ 1,313,334,927
                                       ---------------
                                       ---------------
    At value.........................  $ 1,639,286,904
    Repurchase Agreement, at value
     and cost (Note 1)...............       45,388,021
  U.S. currency......................        1,822,076
  Foreign currencies (cost $249,434,
   $290,416, $32,405,
   $252,788, $2,016,446, and
   $938,200, respectively)...........          944,514
  Dividends and dividend withholding
   tax reclaims receivable...........          403,424
  Interest receivable................          639,026
  Receivable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................               --
  Receivable for Fund shares sold....       15,407,247
  Receivable for open forward foreign
   currency contracts (Note 1).......               --
  Receivable for securities sold.....       28,894,370
  Unamortized organizational costs
   (Note 1)..........................               --
  Miscellaneous receivable...........           76,388
                                       ---------------
    Total assets.....................    1,732,861,970
                                       ---------------
Liabilities:
  Payable for custodian fees.........           84,942
  Payable for Directors' and
   Trustees' fees and expenses
   (Note 2)..........................           19,588
  Payable for forward foreign
   currency contracts -- closed, net
   (Note 1)..........................          518,821
  Payable for fund accounting fees
   (Note 2)..........................           42,359
  Payable for Fund shares
   repurchased.......................        3,902,530
  Payable for investment management
   and administration fees (Note
   2)................................        1,545,877
  Payable for loan outstanding (Note
   1)................................               --
  Payable for open forward foreign
   currency contracts, net (Note
   1)................................        2,717,925
  Payable for printing and postage
   expenses..........................          143,320
  Payable for professional fees......           42,564
  Payable for registration and filing
   fees..............................           21,199
  Payable for securities purchased...          824,693
  Payable for service and
   distribution expenses (Note 2)....        1,246,800
  Payable for transfer agent fees
   (Note 2)..........................          578,391
  Other accrued expenses.............           53,902
                                       ---------------
    Total liabilities................       11,742,911
  Minority interest (Notes 1 & 2)....               --
                                       ---------------
Net assets...........................  $ 1,721,119,059
                                       ---------------
                                       ---------------

    The accompanying notes are an integral part of the financial statements.

         1729
                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         GT GLOBAL
                                       -----------------------------------------------------------------------------
                                          CONSUMER                                                        NATURAL
                                        PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                       SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                        CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                          (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                       --------------   --------------   ------------  --------------   ------------
Class A:
  Net assets.........................   $ 62,637,424     $29,639,233     $472,082,753   $38,281,107     $ 69,975,533
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      2,823,290       1,720,718       16,869,933     2,550,862        3,388,224
  Net asset value and redemption
   price per share...................   $      22.19     $     17.22     $      27.98   $     15.01     $      20.65
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................   $      23.30     $     18.08     $      29.38   $     15.76     $      21.68
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets.........................   $ 93,978,324     $47,584,875     $147,440,444   $57,199,440     $ 86,812,455
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................      4,298,574       2,803,980        5,406,267     3,878,968        4,262,012
  Net asset value and offering price
   per share.........................   $      21.86     $     16.97     $      27.27   $     14.75     $      20.37
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets.........................   $  6,046,565     $ 3,737,526     $  6,818,920   $ 2,538,512     $ 14,885,585
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
  Shares outstanding.................        268,724         214,778          240,609       166,702          715,607
  Net asset value, offering price per
   share, and redemption price per
   share.............................   $      22.50     $     17.40     $      28.34   $     15.23     $      20.80
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)...........   $139,734,245     $70,584,296     $418,339,020   $78,555,962     $132,802,223
  Undistributed net investment
   income............................             --              --               --            --               --
  Accumulated net realized gain on
   investments and foreign currency
   transactions......................     14,374,566       2,469,935      144,809,745       733,004        4,606,185
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................          5,059          65,905         (257,012)      (44,701)        (108,904)
  Net unrealized appreciation of
   investments.......................      8,548,443       7,841,498       63,450,364    18,774,794       34,374,069
                                       --------------   --------------   ------------  --------------   ------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................   $162,662,313     $80,961,634     $626,342,117   $98,019,059     $171,673,573
                                       --------------   --------------   ------------  --------------   ------------
                                       --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                       ---------------
Class A:
  Net assets.........................  $   910,801,431
                                       ---------------
                                       ---------------
  Shares outstanding.................       50,482,268
  Net asset value and redemption
   price per share...................  $         18.04
                                       ---------------
                                       ---------------
  Maximum offering price per share
   (100/95.25 of Class A net asset
   value) *..........................  $         18.94
                                       ---------------
                                       ---------------
Class B:+
  Net assets.........................  $   805,535,052
                                       ---------------
                                       ---------------
  Shares outstanding.................       45,831,329
  Net asset value and offering price
   per share.........................  $         17.58
                                       ---------------
                                       ---------------
Advisor Class:
  Net assets.........................  $     4,782,576
                                       ---------------
                                       ---------------
  Shares outstanding.................          261,622
  Net asset value, offering price per
   share, and redemption price per
   share.............................  $         18.28
                                       ---------------
                                       ---------------
Net assets consist of:
  Paid in capital (Note 4)...........  $ 1,284,396,946
  Undistributed net investment
   income............................            5,534
  Accumulated net realized gain on
   investments and foreign currency
   transactions......................      113,512,388
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies........................       (2,747,786)
  Net unrealized appreciation of
   investments.......................      325,951,977
                                       ---------------
Total -- representing net assets
 applicable to capital shares
 outstanding.........................  $ 1,721,119,059
                                       ---------------
                                       ---------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1730
                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                          GT GLOBAL
                                        -----------------------------------------------------------------------------
                                           CONSUMER                                                        NATURAL
                                         PRODUCTS AND      FINANCIAL         HEALTH     INFRASTRUCTURE    RESOURCES
                                        SERVICES FUND-   SERVICES FUND-       CARE          FUND-           FUND-
                                         CONSOLIDATED     CONSOLIDATED        FUND       CONSOLIDATED    CONSOLIDATED
                                        --------------   --------------   ------------  --------------   ------------
Investment income:
  Dividend income (net of foreign
   withholding tax of $116,237,
   $77,681, $47,010, $134,900,
   $37,547, and $1,130,922,
   respectively)......................   $ 1,313,121       $  984,532     $  1,039,797    $1,596,063     $   449,578
  Interest income.....................       547,671          222,469        3,553,024       438,660         389,867
  Other income........................            --               --           10,693            --              --
                                        --------------   --------------   ------------  --------------   ------------
    Total investment income...........     1,860,792        1,207,001        4,603,514     2,034,723         839,445
                                        --------------   --------------   ------------  --------------   ------------
Expenses:
  Investment management and
   administration fees (Note 2).......     1,624,151          466,730        5,820,067     1,038,752       1,317,793
  Amortization of organization costs
   (Note 1)...........................        10,300           12,622               --        10,300          10,300
  Custodian fees (Note 1).............        37,548           43,877           41,984        32,117          46,437
  Directors' and Trustees' fees and
   expenses (Note 2)..................        10,068           15,695           13,505        16,060          16,464
  Fund accounting fees (Note 2).......        43,330           12,292          153,780        27,303          34,698
  Professional fees...................        62,925           77,090           73,277        74,770          86,956
  Printing and postage expenses.......        53,290           27,560          239,520        49,065          54,239
  Registration and filing fees........        75,895           50,741           80,092        54,967          80,810
  Service and distribution expenses:
   (Note 2)
    Class A...........................       351,953           97,454        2,327,631       218,486         291,788
    Class B...........................       941,035          280,650        1,316,284       621,768         733,200
  Transfer agent fees (Note 2)........       547,348          177,473        1,346,860       364,416         478,946
  Other expenses......................        10,567            7,531           34,305        17,058          81,546
                                        --------------   --------------   ------------  --------------   ------------
    Total expenses before
     reductions.......................     3,768,410        1,269,715       11,447,305     2,525,062       3,233,177
                                        --------------   --------------   ------------  --------------   ------------
    Expense reductions (Notes 1 &
     5)...............................      (244,767)         (31,702)        (178,043)      (84,870)       (138,074)
                                        --------------   --------------   ------------  --------------   ------------
  Total net expenses..................     3,523,643        1,238,013       11,269,262     2,440,192       3,095,103
                                        --------------   --------------   ------------  --------------   ------------
Net investment loss...................    (1,662,851)         (31,012)      (6,665,748)     (405,469)     (2,255,658)
                                        --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on
  investments and foreign currencies:
  (Note 1)
  Net realized gain on investments....    16,725,116        2,648,364      153,144,761       380,153       7,635,020
  Net realized gain (loss) on foreign
   currency transactions..............      (557,667)         (19,802)         454,546       398,459         (94,442)
                                        --------------   --------------   ------------  --------------   ------------
    Net realized gain during the
     year.............................    16,167,449        2,628,562      153,599,307       778,612       7,540,578
                                        --------------   --------------   ------------  --------------   ------------
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.........................         5,172           58,275         (569,426)     (116,926)       (125,779)
  Net change in unrealized
   appreciation (depreciation) of
   investments........................      (714,518)       6,449,986        1,308,779     8,647,635      18,607,939
                                        --------------   --------------   ------------  --------------   ------------
    Net unrealized appreciation
     (depreciation) during the period
     .................................      (709,346)       6,508,261          739,353     8,530,709      18,482,160
                                        --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on
 investments and foreign currencies...    15,458,103        9,136,823      154,338,660     9,309,321      26,022,738
                                        --------------   --------------   ------------  --------------   ------------
Net increase in net assets resulting
 from operations......................   $13,795,252       $9,105,811     $147,672,912    $8,903,852     $23,767,080
                                        --------------   --------------   ------------  --------------   ------------
                                        --------------   --------------   ------------  --------------   ------------


                                          TELECOM-
                                         MUNICATIONS
                                            FUND
                                        -------------
Investment income:
  Dividend income (net of foreign
   withholding tax of $116,237,
   $77,681, $47,010, $134,900,
   $37,547, and $1,130,922,
   respectively)......................  $  12,312,099
  Interest income.....................      2,451,921
  Other income........................        100,726
                                        -------------
    Total investment income...........     14,864,746
                                        -------------
Expenses:
  Investment management and
   administration fees (Note 2).......     17,999,111
  Amortization of organization costs
   (Note 1)...........................             --
  Custodian fees (Note 1).............        744,400
  Directors' and Trustees' fees and
   expenses (Note 2)..................         27,375
  Fund accounting fees (Note 2).......        493,322
  Professional fees...................         89,205
  Printing and postage expenses.......        421,575
  Registration and filing fees........        110,230
  Service and distribution expenses:
   (Note 2)
    Class A...........................      5,105,842
    Class B...........................      8,933,516
  Transfer agent fees (Note 2)........      5,229,276
  Other expenses......................        619,413
                                        -------------
    Total expenses before
     reductions.......................     39,773,265
                                        -------------
    Expense reductions (Notes 1 &
     5)...............................     (1,051,898)
                                        -------------
  Total net expenses..................     38,721,367
                                        -------------
Net investment loss...................    (23,856,621)
                                        -------------
Net realized and unrealized gain on
  investments and foreign currencies:
  (Note 1)
  Net realized gain on investments....    101,709,075
  Net realized gain (loss) on foreign
   currency transactions..............     18,717,671
                                        -------------
    Net realized gain during the
     year.............................    120,426,746
                                        -------------
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.........................     (7,132,389)
  Net change in unrealized
   appreciation (depreciation) of
   investments........................    217,773,979
                                        -------------
    Net unrealized appreciation
     (depreciation) during the period
     .................................    210,641,590
                                        -------------
Net realized and unrealized gain on
 investments and foreign currencies...    331,068,336
                                        -------------
Net increase in net assets resulting
 from operations......................  $ 307,211,715
                                        -------------
                                        -------------

    The accompanying notes are an integral part of the financial statements.

         1731
                             GT GLOBAL THEME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                -----------------------------------------------------------------------------
                                 CONSUMER PRODUCTS AND      FINANCIAL SERVICES
                                        SERVICES             FUND-CONSOLIDATED            HEALTH CARE
                                   FUND-CONSOLIDATED      -----------------------             FUND
                                ------------------------               YEAR ENDED  --------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED    OCTOBER     YEAR ENDED    YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,     31,      OCTOBER 31,   OCTOBER 31,
                                   1997         1996         1997         1996         1997          1996
                                -----------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $(1,662,851) $  (806,945) $   (31,012) $   18,823  $ (6,665,748) $ (4,508,835)
  Net realized gain on
   investments and foreign
   currency transactions......   16,167,449    8,472,742    2,628,562   1,764,380   153,599,307   176,889,538
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................        5,172       (7,034)      58,275      (6,352)     (569,426)     (547,070)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............     (714,518)   8,880,649    6,449,986     615,083     1,308,779   (53,392,951)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   13,795,252   16,539,412    9,105,811   2,391,934   147,672,912   118,440,682
                                -----------  -----------  -----------  ----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (56,390)           --            --
  From net realized gain on
   investments................   (3,424,902)    (217,050)    (580,522)     (8,739)  (34,613,411)  (54,405,334)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (37,999)           --            --
  From net realized gain on
   investments................   (4,055,905)    (180,431)    (823,692)     (7,991)   (8,701,491)   (9,956,648)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --        (377)           --            --
  From net realized gain on
   investments................     (308,573)      (5,969)      (5,018)        (43)      (57,488)      (69,184)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Total distributions.......   (7,789,380)    (403,450)  (1,409,232)   (111,539)  (43,372,390)  (64,431,166)
                                -----------  -----------  -----------  ----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  136,239,369  241,650,741  130,520,030  19,900,814  1,007,452,632 2,138,295,778
  Decrease from capital shares
   repurchased................  (151,833,735) (92,740,871) (74,514,633) (15,187,336) (1,062,045,275) (2,113,330,083)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............  (15,594,366) 148,909,870   56,005,397   4,713,478   (54,592,643)   24,965,695
                                -----------  -----------  -----------  ----------  ------------  ------------
Total increase (decrease) in
 net assets...................   (9,588,494) 165,045,832   63,701,976   6,993,873    49,707,879    78,975,211
Net assets:
  Beginning of year...........  172,250,807    7,204,975   17,259,658  10,265,785   576,634,238   497,659,027
                                -----------  -----------  -----------  ----------  ------------  ------------
  End of year *...............  $162,662,313 $172,250,807 $80,961,634  $17,259,658 $626,342,117  $576,634,238
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $        --  $        --  $        --  $       --  $         --  $         --
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1732
                             GT GLOBAL THEME FUNDS

                  STATEMENTS OF CHANGES IN NET ASSETS (cont'd)

                                                                 GT GLOBAL
                                ----------------------------------------------------------------------------
                                    INFRASTRUCTURE
                                  FUND-CONSOLIDATED        NATURAL RESOURCES          TELECOMMUNICATIONS
                                ----------------------     FUND-CONSOLIDATED                 FUND
                                YEAR ENDED  YEAR ENDED  ------------------------  --------------------------
                                 OCTOBER     OCTOBER    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   31,         31,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                   1997        1996        1997         1996          1997          1996
                                ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $ (405,469) $ (421,987) $(2,255,658) $(1,055,526) $(23,856,621) $(26,498,477)
  Net realized gain on
   investments and foreign
   currency transactions......     778,612   5,308,138    7,540,578    7,316,705   120,426,746   230,489,793
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................    (116,926)    (86,155)    (125,779)      65,378    (7,132,389)  (21,852,465)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............   8,647,635   9,582,726   18,607,939   14,910,009   217,773,979    (5,766,662)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   8,903,852  14,382,722   23,767,080   21,236,566   307,211,715   176,372,189
                                ----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --      (46,497)           --            --
  From net realized gain on
   investments................  (1,943,050)         --   (1,915,988)      (9,643)  (95,676,425)  (64,901,484)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --           --            --            --
  From net realized gain on
   investments................  (2,733,339)         --   (2,369,395)     (10,136)  (83,596,023)  (54,643,650)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --         (853)           --            --
  From net realized gain on
   investments................     (17,129)         --     (134,145)         (69)     (176,806)      (33,321)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.......  (4,693,518)         --   (4,419,528)     (67,198) (179,449,254) (119,578,455)
                                ----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  44,324,471  42,853,853  377,334,346  219,606,793  1,783,734,946 3,156,330,159
  Decrease from capital shares
   repurchased................  (42,934,337) (51,456,466) (336,987,548) (155,468,156) (2,403,405,013) (3,466,020,319)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............   1,390,134  (8,602,613)  40,346,798   64,138,637  (619,670,067) (309,690,160)
                                ----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in
 net assets...................   5,600,468   5,780,109   59,694,350   85,308,005  (491,907,606) (252,896,426)
Net assets:
  Beginning of year...........  92,418,591  86,638,482  111,979,223   26,671,218  2,213,026,665 2,465,923,091
                                ----------  ----------  -----------  -----------  ------------  ------------
  End of year *...............  $98,019,059 $92,418,591 $171,673,573 $111,979,223 $1,721,119,059 $2,213,026,665
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $       --  $       --  $        --  $        --  $      5,534  $      5,534
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1733
                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                             CONSUMER PRODUCTS AND SERVICES FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF
                                                                    OPERATIONS) TO
                                          ----------------------     OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)
                                          ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.98   $   14.59       $   11.43
                                          ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........      (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................       2.27        7.13            3.14
                                          ----------  ----------       --------
    Net increase from investment
     operations.........................       2.12        6.91            3.16
                                          ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
    Total distributions.................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
Net asset value, end of period..........  $   22.19   $   20.98       $   14.59
                                          ----------  ----------       --------
                                          ----------  ----------       --------

Total investment return (c).............      10.55%      48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       1.84%       2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.99%       2.34%          13.63 % (a)
Portfolio turnover rate++...............        392%        169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1734
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------------------------------
                                                           CLASS B
                                          ------------------------------------------             ADVISOR CLASS+
                                                                                      -------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF   YEAR ENDED OCTOBER 31,  JUNE 1, 1995
                                                                    OPERATIONS) TO                                 TO
                                          ----------------------     OCTOBER 31,      ----------------------   OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)        1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  ------------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.79   $   14.53       $   11.43       $   21.15   $   14.64     $   11.84
                                          ----------  ----------       --------       ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)      (0.31)          (0.04) *        (0.04)      (0.13)         0.04*
  Net realized and unrealized gain on
   investments..........................       2.22        7.09            3.14            2.30        7.16          2.76
                                          ----------  ----------       --------       ----------  ----------  -------------
    Net increase from investment
     operations.........................       1.98        6.78            3.10            2.26        7.03          2.80
                                          ----------  ----------       --------       ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
    Total distributions.................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
Net asset value, end of period..........  $   21.86   $   20.79       $   14.53       $   22.50   $   21.15     $   14.64
                                          ----------  ----------       --------       ----------  ----------  -------------
                                          ----------  ----------       --------       ----------  ----------  -------------

Total investment return (c).............       9.95%      48.11%          27.12 % (b)     11.15%      49.50%        23.65%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  93,978   $  87,904       $   2,959       $   6,047   $   7,446     $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.22)%     (1.64)%         (0.30)% (a)     (0.22)%     (0.64)%        0.70%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.37)%     (1.74)%        (11.61)% (a)     (0.37)%     (0.74)%      (10.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.34%       2.74%           2.82 % (a)      1.34%       1.74%         1.82%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.49%       2.84%          14.13 % (a)      1.49%       1.84%        13.13%(a)
Portfolio turnover rate++...............        392%        169%            240 % (a)       392%        169%          240%(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A       $  0.0319   $  0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1735
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                          FINANCIAL SERVICES FUND
                                          -------------------------------------------------------
                                                                  CLASS A
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.20   $   11.92    $   11.62       $   11.43
                                          ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........       0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................       3.97        2.36         0.13            0.17
                                          ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................       4.01        2.41         0.30            0.19
                                          ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............         --       (0.12)          --              --
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --
                                          ----------  ----------  -----------       --------
    Total distributions.................      (0.99)      (0.13)          --              --
                                          ----------  ----------  -----------       --------
Net asset value, end of period..........  $   17.22   $   14.20    $   11.92       $   11.62
                                          ----------  ----------  -----------       --------
                                          ----------  ----------  -----------       --------

Total investment return (c).............      29.91%      20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       0.23%       0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       0.16%      (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.29%       2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.36%       3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1736
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      FINANCIAL SERVICES FUND
                                          -------------------------------------------------------------------------------
                                                                                                       ADVISOR CLASS+
                                                                  CLASS B                          ----------------------
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  -----------  ------------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.06   $   11.83    $   11.60       $   11.43       $   14.26   $   11.95
                                          ----------  ----------  -----------       --------       ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.04)      (0.01) *       0.11* *          0.00 * *      0.12        0.12*
  Net realized and unrealized gain on
   investments..........................       3.94        2.34         0.12            0.17            4.01        2.36
                                          ----------  ----------  -----------       --------       ----------  ----------
    Net increase from investment
     operations.........................       3.90        2.33         0.23            0.17            4.13        2.48
                                          ----------  ----------  -----------       --------       ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.09)          --              --              --       (0.16)
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --           (0.99)      (0.01)
                                          ----------  ----------  -----------       --------       ----------  ----------
    Total distributions.................      (0.99)      (0.10)          --              --           (0.99)      (0.17)
                                          ----------  ----------  -----------       --------       ----------  ----------
Net asset value, end of period..........  $   16.97   $   14.06    $   11.83       $   11.60       $   17.40   $   14.26
                                          ----------  ----------  -----------       --------       ----------  ----------
                                          ----------  ----------  -----------       --------       ----------  ----------

Total investment return (c).............      29.13%      19.81%        1.98%           1.49 % (b)     30.52%      20.87%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  47,585   $   9,886    $   4,548       $   2,235       $   3,738   $      72
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.27)%     (0.09)%       0.96%           0.16 % (a)      0.73%       0.91%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.34)%     (1.16)%      (5.84)%         (7.76)% (a)      0.66%(a)     (0.16)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.79%       2.82%        2.84%           2.90 % (a)      1.79%       1.82%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.86%       3.89%        9.64%          10.82 % (a)      1.86%       2.89%
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)        91%        103%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A       $  0.0014   $  0.0080


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                            1995 (D)
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.09
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.09* *
  Net realized and unrealized gain on
   investments..........................         0.77
                                          -------------
    Net increase from investment
     operations.........................         0.86
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.95
                                          -------------
                                          -------------
Total investment return (c).............         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.96%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.84%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         8.64%(a)
Portfolio turnover rate++...............          170%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1737
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................       6.48        4.79        3.73        2.02        0.57
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       6.23        4.62        3.58        1.80        0.42
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      28.36%      23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............      (1.03)%     (0.75)%     (0.78)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.77%       1.80%       1.85%       1.98%        2.0%
  Without expense reductions............       1.80%       1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............        149%        157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1738
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            HEALTH CARE FUND
                                          -------------------------------------------------------------------------------------
                                                                                                            ADVISOR CLASS+++
                                                                    CLASS B++                            ----------------------
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993  YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,   ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)     1993 (D)      1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.15   $   21.56   $   19.46   $   17.80     $   15.59    $   23.77   $   21.88
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.37)      (0.27)      (0.25)      (0.32)        (0.14)       (0.12)      (0.05)
  Net realized and unrealized gain on
   investments..........................       6.34        4.72        3.69        2.02          2.35         6.54        4.80
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       5.97        4.45        3.44        1.70          2.21         6.42        4.75
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --            --        (1.85)      (2.86)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.04)           --           --          --
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.04)           --        (1.85)      (2.86)
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Net asset value, end of period..........  $   27.27   $   23.15   $   21.56   $   19.46     $   17.80    $   28.34   $   23.77
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------

Total investment return (c).............      27.75%      22.59%      19.17%       9.55%         14.2%(b)     29.00%     23.82%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 147,440   $ 107,622   $  70,740   $  39,100     $   8,604    $   6,819   $   1,152
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.50)%     (1.21)%     (1.22)%     (1.73)%        (1.4)%(a)     (0.50)%     (0.21)%
  Without expense reductions............      (1.53)%     (1.25)%     (1.28)%       N/A           N/A        (0.53)%     (0.25)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.27%       2.30%       2.35%       2.48%         2.50%(a)      1.27%      1.30%
  Without expense reductions............       2.30%       2.34%       2.41%        N/A           N/A         1.30%       1.34%
Portfolio turnover rate++++.............        149%        157%         99%         64%           61%         149%        157%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A           N/A    $  0.0490   $  0.0548


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.66
                                          -------------
Income from investment operations:
  Net investment loss...................        (0.02)
  Net realized and unrealized gain on
   investments..........................         3.24
                                          -------------
    Net increase (decrease) from
     investment operations..............         3.22
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
  In excess of net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   21.88
                                          -------------
                                          -------------
Total investment return (c).............        17.10%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     539
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.22)%(a)
  Without expense reductions............        (0.28)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.35%(a)
  Without expense reductions............         1.41%(a)
Portfolio turnover rate++++.............           99%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1739
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                           INFRASTRUCTURE FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.42   $   12.11   $   12.47       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.01)      (0.03)      (0.03) *          0.01* *
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.34       (0.33)           1.03
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       1.31        2.31       (0.36)           1.04
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   15.01   $   14.42   $   12.11       $   12.47
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............       9.38%      19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.00%       2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.08%       2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............         41%         41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1740
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       INFRASTRUCTURE FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.24   $   12.03   $   12.45       $   11.43      $   14.52   $   12.14
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.09)      (0.09)      (0.09) *         (0.01) * *      0.05       0.04
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.30       (0.33)           1.03           1.38        2.34
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.23        2.21       (0.42)           1.02           1.43        2.38
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   14.75   $   14.24   $   12.03       $   12.45      $   15.23   $   14.52
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............       8.83%      18.37%      (3.37)%          8.92% (b)     10.10%      19.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  57,199   $  53,678   $  50,181       $  30,954      $   2,539   $     344
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)      0.41%      0.31%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)      0.33%      0.20%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.50%       2.64%       2.86%           2.90% (a)      1.50%       1.64%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.58%       2.75%       3.12%           3.78% (a)      1.58%       1.75%
Portfolio turnover rate++...............         41%         41%         45%             18%            41%         41%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A      $  0.0046   $  0.0109


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   12.00
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*
  Net realized and unrealized gain
   (loss) on investments................         0.12
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.14
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   12.14
                                          -------------
                                          -------------
Total investment return (c).............         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.12%(a)
Portfolio turnover rate++...............           45%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1741
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                         NATURAL RESOURCES FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.43   $   11.44   $   12.41       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.24)       0.04*           0.06* *
  Net realized and unrealized gain
   (loss) on investments................       4.08        6.28       (0.98)           0.92
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       3.83        6.04       (0.94)           0.98
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............         --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.61)      (0.05)      (0.03)             --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   20.65   $   17.43   $   11.44       $   12.41
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............      22.64%      53.04%      (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.41)%     (1.55)%      0.41%           2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.03%       2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.13%       2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............        321%         94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1742
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     NATURAL RESOURCES FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.29   $   11.36   $   12.38       $   11.43      $   17.47   $   11.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.33)      (0.31)      (0.02) *          0.03* *      (0.14)      (0.17)
  Net realized and unrealized gain
   (loss) on investments................       4.02        6.25       (0.98)           0.92           4.08        6.28
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       3.69        5.94       (1.00)           0.95           3.94        6.11
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)             --             --       (0.10)
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --          (0.61)      (0.01)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.61)      (0.01)      (0.02)             --          (0.61)      (0.11)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   20.37   $   17.29   $   11.36       $   12.38      $   20.80   $   17.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............      21.99%      52.39%      (8.05)%          8.31% (b)     23.23%      53.76%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  86,812   $  57,749   $  13,978       $  13,404      $  14,886   $   5,502
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.91)%     (2.05)%     (0.09)%          2.13% (a)     (0.91)%     (1.05)%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (2.01)%     (2.15)%     (1.19)%          0.15% (a)     (1.01)%     (1.15)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.53%       2.70%       2.87%           2.90% (a)      1.53%       1.70%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.63%       2.80%       3.97%           4.88% (a)      1.63%       1.80%
Portfolio turnover rate++...............        321%         94%         87%            137%           321%         94%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A      $  0.0112   $  0.0243


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.45
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.11*
  Net realized and unrealized gain
   (loss) on investments................        (0.09)
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.02
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.47
                                          -------------
                                          -------------
Total investment return (c).............         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.97%(a)
Portfolio turnover rate++...............           87%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1743
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           TELECOMMUNICATIONS FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................       2.93        1.22       (0.43)       1.17        5.83
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.76        1.09       (0.52)       1.16        5.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      17.70%       7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............      (1.06)%     (0.89)%     (0.55)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.79%       1.74%       1.77%       1.80%        2.0%
  Without expense reductions............       1.84%       1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............         35%         37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1744
                             GT GLOBAL THEME FUNDS

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------------
                                                                   CLASS B++                              ADVISOR CLASS+++
                                          -----------------------------------------------------------  ----------------------
                                                                                           APRIL 1,
                                                                                             1993      YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,  ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993       1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.37   $   16.20   $   17.66   $   16.87    $   12.68   $   16.81   $   16.46
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.23)      (0.17)      (0.10)        0.01       (0.09)      (0.05)
  Net realized and unrealized gain
   (loss) on investments................       2.87        1.22       (0.43)       1.17         4.18        2.97        1.22
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.62        0.99       (0.60)       1.07         4.19        2.88        1.17
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)          --          --          --
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net asset value, end of period..........  $   17.58   $   16.37   $   16.20   $   17.66    $   16.87   $   18.28   $   16.81
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------

Total investment return (c).............      17.15%       6.46%      (3.37)%      6.50%        33.0%(b)     18.33%      7.49%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 805,535   $1,007,654  $1,111,520  $1,184,081   $ 455,335   $   4,783   $     945
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.51)%     (1.34)%     (0.99)%     (0.52)%        0.3%(a)     (0.51)%     (0.34)%
  Without expense reductions............      (1.56)%     (1.39)%     (1.05)%       N/A          N/A       (0.56)%     (0.39)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.29%       2.24%       2.27%       2.30%         2.5%(a)      1.29%      1.24%
  Without expense reductions............       2.34%       2.29%       2.33%        N/A          N/A        1.34%       1.29%
Portfolio turnover rate++++.............         35%         37%         62%         57%          41%         35%         37%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A          N/A   $  0.0085   $  0.0165


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.24
                                          -------------
Income from investment operations:
  Net investment income (loss)..........           --
  Net realized and unrealized gain
   (loss) on investments................         1.22
                                          -------------
    Net increase (decrease) from
     investment operations..............         1.22
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   16.46
                                          -------------
                                          -------------
Total investment return (c).............         7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.01%(a)
  Without expense reductions............         0.07%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.27%(a)
  Without expense reductions............         1.33%(a)
Portfolio turnover rate++++.............           62%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1745
                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1997, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds and Portfolios in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

         1746
                             GT GLOBAL THEME FUNDS

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference

         1747
                             GT GLOBAL THEME FUNDS

between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $  4,385,800      $   4,476,600      $121,197
Global Financial Services Portfolio.....      1,715,052          1,813,650        18,080
GT Global Health Care Fund..............     33,287,031         33,773,900        96,689
Global Infrastructure Portfolio.........      3,149,538          3,301,300        84,150
Global Natural Resources Portfolio......     12,448,138         12,910,000        66,945
GT Global Telecommunications Fund.......    132,935,037        137,795,261       888,654

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

         1748
                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Natural Resources Fund had $4,670,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $2,217,765, $4,916,667, $4,008,879 and $26,570,611, respectively, with a weighted average interest rate of 6.14%, 6.61%, 6.32% and 6.32%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the year ended October 31, 1997 was $6,616, $21,656, $64,318 and $527,303, respectively.
Interest expense is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $85,990 for the GT Global Consumer Products and Services Fund, $22,263 for the GT Global Financial Services Fund, $54,971 for the GT Global Health Care Fund, $24,983 for the GT Global Infrastructure Fund, $63,915 for the GT Global Natural Resources Fund, and $131,495 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,032 for the GT Global Consumer Products and Services Fund, $0 for the GT Global Financial Services Fund, $15,375 for the GT Global Health Care Fund, $115 for the GT Global Infrastructure Fund, $12,885 for the GT Global Natural Resources Fund, and $11,930 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $503,378 for the GT Global Consumer Products and Services Fund, $81,031 for the GT Global Financial Services Fund, $530,383 for the GT Global Health Care Fund, $261,504 for the GT Global Infrastructure Fund, $404,993 for the GT Global Natural Resources Fund, and $7,104,939 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets

         1749
                             GT GLOBAL THEME FUNDS

of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                       PURCHASES AND SALES OF SECURITIES

PORTFOLIO                                                                                                 PURCHASES
----------------------------------------------------------------------------------------------------  -----------------
Global Consumer Products and Services Portfolio.....................................................  $     612,647,861
Global Financial Services Portfolio.................................................................         92,386,002
GT Global Health Care Fund..........................................................................        787,196,366
Global Infrastructure Portfolio.....................................................................         39,949,012
Global Natural Resources Portfolio..................................................................        443,019,604
GT Global Telecommunications Fund...................................................................        645,313,904

PORTFOLIO                                                                                                    SALES

----------------------------------------------------------------------------------------------------  -------------------

Global Consumer Products and Services Portfolio.....................................................  $       664,389,208

Global Financial Services Portfolio.................................................................           40,245,074

GT Global Health Care Fund..........................................................................          891,939,099

Global Infrastructure Portfolio.....................................................................           39,409,094

Global Natural Resources Portfolio..................................................................          403,198,520

GT Global Telecommunications Fund...................................................................        1,492,219,852


4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1750
                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS & SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,438,964  $  69,880,587    6,142,401  $ 118,779,939
Shares issued in connection with
  reinvestment of distributions.........      143,274      2,884,089       13,656        202,166
                                          -----------  -------------  -----------  -------------
                                            3,582,238     72,764,676    6,156,057    118,982,105
Shares repurchased......................   (4,424,828)   (88,957,730)  (2,769,898)   (54,486,898)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................     (842,590) $ (16,193,054)   3,386,159  $  64,495,207
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    2,703,434  $  53,329,784    5,689,956  $ 110,105,123
Shares issued in connection with
  reinvestment of distributions.........      168,859      3,364,713       10,957        161,052
                                          -----------  -------------  -----------  -------------
                                            2,872,293     56,694,497    5,700,913    110,266,175
Shares repurchased......................   (2,802,820)   (55,171,454)  (1,675,446)   (32,960,366)
                                          -----------  -------------  -----------  -------------
Net increase............................       69,473  $   1,523,043    4,025,467  $  77,305,809
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
- ----------------------------------------
Shares sold.............................      287,832  $   6,471,623      589,226  $  12,396,492
Shares issued in connection with
  reinvestment of distributions.........       15,186        308,573          402          5,969
                                          -----------  -------------  -----------  -------------
                                              303,018      6,780,196      589,628     12,402,461
Shares repurchased......................     (386,341)    (7,704,551)    (248,775)    (5,293,607)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (83,323) $    (924,355)     340,853  $   7,108,854
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL FINANCIAL SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,783,353  $  60,418,186      900,372  $  11,973,497
Shares issued in connection with
  reinvestment of distributions.........       35,121        488,531        3,997         50,562
                                          -----------  -------------  -----------  -------------
                                            3,818,474     60,906,717      904,369     12,024,059
Shares repurchased......................   (2,611,893)   (41,931,634)    (867,261)   (11,494,650)
                                          -----------  -------------  -----------  -------------
Net increase............................    1,206,581  $  18,975,083       37,108  $     529,409
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,102,099  $  64,968,183      596,980  $   7,792,181
Shares issued in connection with
  reinvestment of distributions.........       44,922        618,563        2,898         36,456
                                          -----------  -------------  -----------  -------------
                                            4,147,021     65,586,746      599,878      7,828,637
Shares repurchased......................   (2,045,933)   (32,384,709)    (281,339)    (3,677,982)
                                          -----------  -------------  -----------  -------------
Net increase............................    2,101,088  $  33,202,037      318,539  $   4,150,655
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      220,956  $   4,021,549        3,500  $      47,698
Shares issued in connection with
  reinvestment of distributions.........          359          5,018           35            420
                                          -----------  -------------  -----------  -------------
                                              221,315      4,026,567        3,535         48,118
Shares repurchased......................      (11,568)      (198,290)      (1,103)       (14,704)
                                          -----------  -------------  -----------  -------------
Net increase............................      209,747  $   3,828,277        2,432  $      33,414
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

         1751
                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   31,631,342  $ 772,292,073   84,410,204  $1,903,687,570
Shares issued in connection with
  reinvestment of distributions.........    1,208,813     27,043,227    2,009,491     41,475,881
                                          -----------  -------------  -----------  -------------
                                           32,840,155    799,335,300   86,419,695  1,945,163,451
Shares repurchased......................  (35,792,763)  (876,621,319) (86,124,175) (1,957,478,015)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (2,952,608) $ (77,286,019)     295,520  $ (12,314,564)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    6,206,431  $ 152,327,079    6,741,207  $ 157,453,975
Shares issued in connection with
  reinvestment of distributions.........      321,688      7,045,104      411,416      8,363,880
                                          -----------  -------------  -----------  -------------
                                            6,528,119    159,372,183    7,152,623    165,817,855
Shares repurchased......................   (5,770,947)  (142,017,878)  (5,784,194)  (129,761,569)
                                          -----------  -------------  -----------  -------------
Net increase............................      757,172  $  17,354,305    1,368,429  $  36,056,286
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,865,809  $  48,687,774    1,142,479  $  27,246,793
Shares issued in connection with
  reinvestment of distributions.........        2,543         57,375        3,280         67,679
                                          -----------  -------------  -----------  -------------
                                            1,868,352     48,745,149    1,145,759     27,314,472
Shares repurchased......................   (1,676,189)   (43,406,078)  (1,121,971)   (26,090,499)
                                          -----------  -------------  -----------  -------------
Net increase............................      192,163  $   5,339,071       23,788  $   1,223,973
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL INFRASTRUCTURE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    1,282,535  $  19,272,428    2,175,475  $  30,275,819
Shares issued in connection with
  reinvestment of distributions.........      123,795      1,776,449           --             --
                                          -----------  -------------  -----------  -------------
                                            1,406,330     21,048,877    2,175,475     30,275,819
Shares repurchased......................   (1,518,962)   (23,157,570)  (2,503,715)   (33,964,432)
                                          -----------  -------------  -----------  -------------
Net decrease............................     (112,632) $  (2,108,693)    (328,240) $  (3,688,613)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
- ----------------------------------------
Shares sold.............................    1,233,796  $  18,394,879      903,064  $  12,423,925
Shares issued in connection with
  reinvestment of distributions.........      164,966      2,337,575           --             --
                                          -----------  -------------  -----------  -------------
                                            1,398,762     20,732,454      903,064     12,423,925
Shares repurchased......................   (1,288,192)   (19,574,097)  (1,306,101)   (17,421,173)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      110,570  $   1,158,357     (403,037) $  (4,997,248)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      154,643  $   2,526,548       11,122  $     154,109
Shares issued in connection with
  reinvestment of distributions.........        1,147         16,592           --             --
                                          -----------  -------------  -----------  -------------
                                              155,790      2,543,140       11,122        154,109
Shares repurchased......................      (12,773)      (202,670)      (5,256)       (70,861)
                                          -----------  -------------  -----------  -------------
Net increase............................      143,017  $   2,340,470        5,866  $      83,248
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

         1752
                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   14,008,426  $ 250,536,207    9,220,103  $ 142,385,816
Shares issued in connection with
  reinvestment of distributions.........       97,424      1,671,792        3,977         47,892
                                          -----------  -------------  -----------  -------------
                                           14,105,850    252,207,999    9,224,080    142,433,708
Shares repurchased......................  (13,512,928)  (239,425,288)  (7,529,884)  (116,812,100)
                                          -----------  -------------  -----------  -------------
Net increase............................      592,922  $  12,782,711    1,694,196  $  25,621,608
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    5,227,207  $  91,103,073    4,288,540  $  66,460,658
Shares issued in connection with
  reinvestment of distributions.........      120,229      2,044,194          709          8,495
                                          -----------  -------------  -----------  -------------
                                            5,347,436     93,147,267    4,289,249     66,469,153
Shares repurchased......................   (4,425,914)   (75,084,090)  (2,178,862)   (33,276,553)
                                          -----------  -------------  -----------  -------------
Net increase............................      921,522  $  18,063,177    2,110,387  $  33,192,600
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,573,656  $  31,848,691      663,037  $  10,703,010
Shares issued in connection with
  reinvestment of distributions.........        7,576        130,389           77            922
                                          -----------  -------------  -----------  -------------
                                            1,581,232     31,979,080      663,114     10,703,932
Shares repurchased......................   (1,180,622)   (22,478,170)    (356,384)    (5,379,503)
                                          -----------  -------------  -----------  -------------
Net increase............................      400,610  $   9,500,910      306,730  $   5,324,429
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL TELECOMMUNICATIONS FUND

                                                   YEAR ENDED                     YEAR ENDED
                                                OCTOBER 31, 1997               OCTOBER 31, 1996
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................    86,491,272  $ 1,449,735,933   161,134,594  $ 2,777,197,821
Shares issued in connection with
  reinvestment of distributions.........     4,872,560       77,134,577     3,376,395       52,886,360
                                          ------------  ---------------  ------------  ---------------
                                            91,363,832    1,526,870,510   164,510,989    2,830,084,181
Shares repurchased......................  (113,032,156)  (1,893,258,359) (174,818,005)  (3,017,740,549)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (21,668,324) $  (366,387,849)  (10,307,016) $  (187,656,368)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................     9,249,969  $   152,245,081    15,365,874  $   260,167,785
Shares issued in connection with
  reinvestment of distributions.........     4,413,826       68,371,781     2,882,770       44,452,585
                                          ------------  ---------------  ------------  ---------------
                                            13,663,795      220,616,862    18,248,644      304,620,370
Shares repurchased......................   (29,383,147)    (477,593,385)  (25,319,583)    (426,829,324)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (15,719,352) $  (256,976,523)   (7,070,939) $  (122,208,954)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................     2,029,510  $    36,070,768     1,229,487  $    21,592,338
Shares issued in connection with
  reinvestment of distributions.........        11,071          176,806         2,119           33,270
                                          ------------  ---------------  ------------  ---------------
                                             2,040,581       36,247,574     1,231,606       21,625,608
Shares repurchased......................    (1,835,151)     (32,553,269)   (1,216,785)     (21,450,446)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       205,430  $     3,694,305        14,821  $       175,162
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1997, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $ 123,570
Global Financial Services Portfolio......................................................................................     13,622
GT Global Health Care Fund...............................................................................................     81,354
Global Infrastructure Portfolio..........................................................................................        720
Global Natural Resources Portfolio.......................................................................................     71,129
GT Global Telecommunications Fund........................................................................................    163,244

         1753
                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by Global Consumer Products Portfolio, GT Global Health Care Fund, and GT Global Telecommunications Fund at October 31, 1997 amounted to $1,943,798, $251,388,855, and $113,211,488, respectively, at value.

Transactions during the period with companies that are or were affiliates are as follows:

GLOBAL CONSUMER PRODUCTS PORTFOLIO

                                                                          SALES        NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
O & Y Properties Inc. Sp Wts......................  $     1,996,065  $            --  $            --  $         --

GT GLOBAL HEALTH CARE FUND

                                                       PURCHASES          SALES        NET REALIZED      DIVIDEND
                                                         COST           PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
ATL Ultrasound, Inc...............................  $    22,092,644  $     7,075,476  $     1,636,015  $         --
AVECOR Cardiovascular, Inc........................        1,034,472               --               --            --
Cardiac Pathways Corp.............................        8,400,212               --               --            --
Cardiovascular Dynamics Inc.......................        3,500,454               --               --            --
Catalytica, Inc...................................       10,691,833       16,327,767        8,539,392            --
Cell Therapeutics Inc.............................       12,018,948               --               --            --
Circon Corp.......................................               --        2,739,253          568,655            --
Depotech Corp.....................................       12,202,500        5,683,922          896,972            --
Endosonics Corp...................................       20,775,778        4,411,500         (979,619)           --
INAMED Corp.......................................        3,033,798           90,000         (108,753)           --
Interferon........................................        5,870,743        3,085,840          839,277
Kensey Nash Corp..................................        5,159,335        1,561,197        1,266,168            --
Life Medical Sciences, Inc........................        2,096,223          442,500         (352,500)           --
Micro Therapeutics, Inc...........................        1,800,000           66,248            6,248            --
Photoelectron Corp................................        2,822,805               --               --            --
Physio-Control International Corp.................       16,172,912        1,542,063           65,018            --
Protein Design Labs, Inc..........................       12,029,386       22,123,118           40,261            --
Regeneron Pharmaceuticals, Inc....................       15,114,745        2,161,577          277,371            --
Sunrise Medical, Inc..............................        3,237,927               --               --            --
TheraTech, Inc....................................        7,797,057               --               --            --
Visx, Inc.........................................       12,660,684        8,329,268         (295,181)           --

GT GLOBAL TELECOMMUNICATIONS FUND

                                                                          SALES         NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)        INCOME
                                                    ---------------  ---------------  ----------------  ------------
ANTEC Corp........................................  $            --  $     8,346,027  $    (10,335,549) $         --
Atlantic Tele-Network, Inc........................               --        1,368,992           (86,633)           --
DSP Communications, Inc...........................       22,490,263       10,010,074       (10,387,819)           --
Echostar Communications Corp. "A".................               --               --                --            --
Gandalf Technologies, Inc.........................               --        4,316,779       (27,050,916)           --
Grupo Mexicano de Video - 144A ADR................               --               --                --            --
Himachal Futuristic Communications Ltd. - 144A
  GDR.............................................               --        1,643,750        (7,656,250)           --
Intermedia Communications of Florida, Inc.........          508,750               --                --            --
International Engineering PLC - Foreign...........               --        3,181,312       (15,784,033)      305,427
Millicom International Cellular S.A...............               --               --                --            --
Orbital Sciences Corp.............................          430,000        6,351,505         1,003,380            --
PT Kabelindo Murni - Foreign......................               --        1,394,687        (5,501,277)           --
Spectrian Corp....................................               --       10,450,207        (9,831,404)           --
Tekelec...........................................          292,878       43,271,004        31,126,430            --
Tele 2000 S.A.....................................               --       10,524,931        (2,848,177)           --
Three-Five Systems, Inc...........................               --        1,862,340        (1,738,353)           --

         1754
                             GT GLOBAL THEME FUNDS

FEDERAL TAX INFORMATION (UNAUDITED): Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1997:

                                                   FOREIGN                    FOREIGN
                                          -------------------------   -----------------------
FUND                                      SOURCE INCOME   PER SHARE    TAXES PAID   PER SHARE
----------------------------------------  -------------   ---------   ------------  ---------
GT Global Consumer Products and Services
  Fund..................................          --            --             --         --
GT Global Financial Services Fund.......     $699,745      $0.1412    $    77,681    $0.0157
GT Global Health Care Fund..............          --            --             --         --
GT Global Infrastructure Fund...........          --            --             --         --
GT Global Natural Resources Fund........          --            --             --         --
GT Global Telecommunications Fund.......          --            --             --         --

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                          CAPITAL GAIN
FUND                                        DIVIDEND
----------------------------------------  ------------
GT Global Consumer Products and Services
  Fund..................................  $    330,657
GT Global Financial Services Fund.......       740,650
GT Global Health Care Fund..............            --
GT Global Infrastructure Fund...........     3,083,268
GT Global Natural Resources Fund........     2,673,826
GT Global Telecommunications Fund.......   166,632,944

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1997:

FUND
----------------------------------------
GT Global Consumer Products and Services
  Fund..................................      2.57%
GT Global Financial Services Fund.......     13.12%
GT Global Health Care Fund..............         --
GT Global Infrastructure Fund...........         --
GT Global Natural Resources Fund........      2.48%
GT Global Telecommunications Fund.......         --

         1755

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF
                       AIM GLOBAL GOVERNMENT INCOME FUND
                           AIM STRATEGIC INCOME FUND

                         AIM EMERGING MARKETS DEBT FUND

                        AIM GLOBAL GROWTH & INCOME FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998

RELATING TO THE AIM GLOBAL GOVERNMENT INCOME FUND PROSPECTUS, THE AIM STRATEGIC
 INCOME FUND PROSPECTUS, THE AIM EMERGING MARKETS DEBT FUND PROSPECTUS AND THE
    AIM GLOBAL GROWTH & INCOME FUND PROSPECTUS EACH DATED SEPTEMBER 8, 1998

         1756

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INTRODUCTION................................................  4
GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4
INVESTMENT OBJECTIVES AND POLICIES..........................  5
  Investment Objectives.....................................  5
  Investment in Emerging Markets............................  5
  Selection of Debt Investments.............................  5
  Selection of Equity Investments...........................  6
  Investments in Other Investment Companies.................  6
  Depositary Receipts.......................................  6
  Samurai and Yankee Bonds..................................  7
  Warrants or Rights........................................  7
  Lending of Portfolio Securities...........................  7
  Commercial Bank Obligations...............................  7
  Repurchase Agreements.....................................  8
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  8
  Short Sales...............................................  9
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................  9
  Special Risks of Options, Futures and Currency
     Strategies.............................................  9
  Writing Call Options......................................  10
  Writing Put Options.......................................  11
  Purchasing Put Options....................................  12
  Purchasing Call Options...................................  12
  Index Options.............................................  13
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................  14
  Options on Futures Contracts..............................  16
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................  16
  Forward Contracts.........................................  17
  Foreign Currency Strategies -- Special Considerations.....  17
  Cover.....................................................  18
  Interest Rate and Currency Swaps..........................  18
RISK FACTORS................................................  19
  Illiquid Securities.......................................  19
  Foreign Securities........................................  20
INVESTMENT LIMITATIONS......................................  23
  Government Income Fund....................................  23
  Strategic Income Fund.....................................  24
  Emerging Markets Debt Fund and the Portfolio..............  25
  Growth and Income Fund....................................  26
EXECUTION OF PORTFOLIO TRANSACTIONS.........................  28
  Portfolio Trading and Turnover............................  29
MANAGEMENT..................................................  30
  Trustees and Executive Officers...........................  30
  Investment Management and Administration Services.........  32
  Distribution Services.....................................  33
  Expenses of the Funds and the Portfolio...................  33
NET ASSET VALUE DETERMINATION...............................  34

         1757


                                                              PAGE
                                                              ----
HOW TO PURCHASE AND REDEEM SHARES...........................  34
  Programs and Services for Shareholders....................  35
  Dividend Order............................................  35
TAXES.......................................................  35
  Taxation of the Funds.....................................  35
  Taxation of the Portfolio -- General......................  35
  Taxation of Certain Investment Activities.................  36
  Taxation of the Funds' Shareholders.......................  38
MISCELLANEOUS INFORMATION...................................  38
  Custodian.................................................  38
  Transfer Agency and Accounting Agency Services............  39
  Independent Accountants...................................  39
  Shareholders Liability....................................  39
  Names.....................................................  39
  Control Persons and Principal Holders of Securities.......  40
INVESTMENT RESULTS..........................................  41
  Total Return Quotations...................................  41
  Non-Standardized Returns..................................  42
  Yield Quotations..........................................  43
  Performance Information...................................  43
APPENDIX....................................................  45
  Description of Bond Ratings...............................  45
  Description of Commercial Paper Ratings...................  46
  Absence of Rating.........................................  46
FINANCIAL STATEMENTS........................................  FS

         1758

                                  INTRODUCTION


  This Statement of Additional Information relates to the Advisor Class shares of AIM Global Government Income Fund ("Government Income Fund"), AIM Strategic Income Fund ("Strategic Income Fund"), AIM Emerging Markets Debt Fund formerly known as AIM Global High Income Fund ("Emerging Markets Debt Fund"), and AIM Global Growth & Income Fund ("Growth & Income Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a non-diversified series of AIM Investment Funds (the "Company"), a registered open-end management investment company organized as a Delaware business trust. The Emerging Markets Debt Fund invests all its investable assets in AIM Emerging Markets Debt Portfolio ("Portfolio").



  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-advisor") serves as the investment sub-advisor and sub-administrator for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Emerging Markets Debt Portfolio (formerly known as the Global High Income Portfolio) (the "Portfolio"). AIM and the Sub-advisor also serve as the administrator and sub-administrator, respectively, of the Emerging Markets Debt Fund.



  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Government Income Fund is included in a Prospectus dated September 8, 1998, for Strategic Income Fund is included in a separate Prospectus dated September 8, 1998, for Emerging Markets Debt Fund is included in a separate Prospectus dated September 8, 1998, and for Growth & Income Fund is included in a separate Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES


  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Health Care Fund, AIM Global Telecommunications Fund, AIM Global Government Income Fund, AIM Emerging Markets Debt Fund, AIM Strategic Income Fund, AIM Global Growth and Income Fund, AIM Emerging Markets Fund, AIM Developing Markets Fund, and AIM Latin American Growth Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series G.T. Investment Funds, Inc.


  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, or a particular class of a Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, and Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class.

         1759

Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES


  The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the Emerging Markets Debt Fund primarily seek high current income and secondarily seek capital appreciation. The Emerging Markets Debt Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the Emerging Markets Debt Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the Emerging Markets Debt Fund will be its interest in the Portfolio. The Emerging Markets Debt Fund may withdraw its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Emerging Markets Debt Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus. The investment objective of the Growth & Income Fund is long-term capital appreciation together with current income. The Growth & Income Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.


INVESTMENT IN EMERGING MARKETS

  The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets:
Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


  In addition to the factors set forth in the Prospectus, the Sub-advisor will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.



SELECTION OF DEBT INVESTMENTS



  In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund, and the Portfolio, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund, and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



  The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics. Money market instruments in which the Growth & Income Fund may invest

         1760


include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-advisor to be of comparable quality.



SELECTION OF EQUITY INVESTMENTS



  With respect to Growth & Income Fund, for investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or
(b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



INVESTMENTS IN OTHER INVESTMENT COMPANIES



  With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the Emerging Markets Debt Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.



DEPOSITARY RECEIPTS


  The Growth & Income Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR

         1761

holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


SAMURAI AND YANKEE BONDS


  The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.


WARRANTS OR RIGHTS



  Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.



LENDING OF PORTFOLIO SECURITIES



  For the purpose of realizing additional income, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund, and the Portfolio may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio each will have a right to call each loan and obtain the securities within the stated settlement period. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.



COMMERCIAL BANK OBLIGATIONS


  For the purposes of the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Strategic Income Fund, the Growth & Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund, the Growth & Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Strategic Income

         1762

Fund, the Growth & Income Funds or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


REPURCHASE AGREEMENTS



  A repurchase agreement is a transaction in which the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund, or the Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund, Growth & Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Board of Trustees. The Sub-advisor reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


  The Government Income Fund, the Strategic Income Fund, Growth & Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. There is no limitation on the amount of the Growth & Income Fund's assets that may be subject to repurchase agreements at any time. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund, Growth & Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund, Growth & Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund Growth & Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund and the Growth & Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of each Fund's total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS



  The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's borrowings will not exceed 30% of the Fund's or the Portfolio's respective total assets, i.e., the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's respective total assets at all times will equal at least 300% of the amount of its outstanding borrowings. If market fluctuations in the value of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the respective Fund or the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.


  The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's fundamental investment limitations permit them to borrow money for leveraging purposes. The Government Income Fund and the Growth & Income Fund, however, currently are prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. The Strategic Income Fund and the Portfolio may borrow for leveraging purposes. If the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Strategic Income Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

         1763


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.



SHORT SALES


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

  In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of

         1764


     individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could suffer a loss. In either such case, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio would have been in a better position had it not hedged at all.


          (4) As described below, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio.


  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security

         1765

or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's fundamental investment policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.


  The premium that the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


  A Fund or the Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.
         1766

PURCHASING PUT OPTIONS


  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style), or on (European Style) the expiration date. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


  A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of the Government Income Fund, the Strategic Income Fund, the Growth & Income's Fund's or the Portfolio's total assets at the time of purchase.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of

         1767

currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

         1768

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund or the Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates. The Growth & Income Fund may also enter into stock index Futures Contracts as a hedge against changes in stock prices.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is

         1769

effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio.

  The Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore

         1770

does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

         1771

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolio's Board of Trustees, as applicable.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the

         1772

currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


  A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund or the Portfolio) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS


  The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Sub-advisor, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit

         1773


enhancements is rated at least A by Moody's or S&P, or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-advisor. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


                                  RISK FACTORS

ILLIQUID SECURITIES

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


  With respect to liquidity determinations generally, the Trust's or the Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Trust's or the Portfolio's Board of Trustees. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as

         1774


illiquid. If the liquidity percentage restriction of a Fund or the Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Fund or the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund or Portfolio increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund or the Portfolio.


FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

         1775

  Currency Fluctuations. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

  Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.


  The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and
(iii) possible difficulties in obtaining and enforcing judgments against such custodians.


  Withholding Taxes. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's income or delaying the receipt of income where those taxes may be recaptured. See "Taxes" herein.


  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Australia, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

         1776

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by

         1777

foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. The Strategic Income Fund, the Growth & Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. Similarly, for Growth & Income Fund, investing in the equity securities of companies in emerging markets entails additional risks. These risks affecting debt and equity investments in emerging markets include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             INVESTMENT LIMITATIONS


  Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of a majority of the outstanding shares of the Fund or Portfolio, as applicable. Whenever the Emerging Markets Debt Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.



GOVERNMENT INCOME FUND


  The Government Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

         1778

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

          (1) Borrow money to purchase securities or borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

          (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


STRATEGIC INCOME FUND


  The Strategic Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting

         1779

     borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of the Strategic Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest more than 15% of its total assets in illiquid securities;

          (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.);

          (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


EMERGING MARKETS DEBT FUND AND THE PORTFOLIO



  The Emerging Markets Debt Fund and the Portfolio each may not:


          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

         1780

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; or

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


  The following investment policies of the Emerging Markets Debt Fund and the Portfolio are not fundamental policies and may be changed by vote of the Trust's or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:


          (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

          (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
     Fund);

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

GROWTH & INCOME FUND

  Growth & Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

         1781

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 3/4% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial operations and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of the Growth & Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (6) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


  Investors should refer to each Fund's Prospectus for further information about each Fund's respective investment objectives, which may not be changed without the approval of the Fund's shareholders and its corresponding Portfolio's investment objective, which may be changed without the approval of the Portfolio's shareholders, and other investment policies and techniques, which may be changed without shareholder approval.

         1782


  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


  Subject to policies established by the Trust's and the Portfolio's Board of Trustees, the Sub-advisor is responsible for the execution of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's and the Portfolio's portfolio transactions and the selection of broker/dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing transactions, the Sub-advisor seeks the best net results for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


  Consistent with the interests of the Funds and the Portfolio, the Sub-advisor may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.



  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.



  Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.



  Under a policy adopted by the Trust's and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


  Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock

         1783

transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


  Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Continental Depositary Receipts ("CDRs") or European Depositary Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.



  The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM and the Sub-advisor. The Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid aggregate brokerage commissions of $0, $86,600 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Government Income Fund paid aggregate brokerage commissions of $4,987, $24,663 and $0, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Strategic Income Fund paid aggregate brokerage commissions of $6,177, $85,404 and $0, respectively. For the fiscal years ended October 31, 1997, 1996, and 1995, the Growth & Income Fund paid aggregate brokerage commissions of $463,307, $257,953 and $318,958, respectively. For the fiscal years ended October 31, 1996 and 1997, the Growth & Income Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $16,898 and $12,262, respectively, for transactions involving purchases and sales of portfolio securities which represented 6.55% and 2.65%, respectively, of the total brokerage commissions paid by the Fund and 5.69% and 2.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER


  Each Fund and the Portfolio engages in portfolio trading when the Sub-advisor concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Sub-advisor believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio the last two fiscal years were as follows:



                                                               YEAR ENDED      YEAR ENDED
                                                              OCT. 31, 1997   OCT. 31, 1996
                                                              -------------   -------------
Government Income Fund......................................       241%            268%
Strategic Income Fund.......................................       149%            177%
Emerging Markets Debt Portfolio.............................       214%            290%
Growth & Income Fund........................................        50%             39%

         1784

                                   MANAGEMENT

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust and the Portfolio's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
----------------------------------------------------------------------------------------------------
 ROBERT H. GRAHAM (51)        Trustee, Chairman of the Board  Director, President and Chief
                              and President                   Executive Officer, A I M Management
                                                              Group Inc.; Director and President,
                                                              A I M Advisors, Inc.; Director and
                                                              Senior Vice President, A I M Capital
                                                              Management, Inc., A I M Distributors,
                                                              Inc., A I M Fund Services, Inc. and
                                                              Fund Management Company; and Director,
                                                              AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)       Trustee                         President, Plantagenet Capital
 220 Sansome Street                                           Management, LLC (an investment
 Suite 400                                                    partnership); Chief Executive Officer,
 San Francisco, CA 94104                                      Plantagenet Holdings, Ltd. (an
                                                              investment banking firm); Director,
                                                              Anderson Capital Management, Inc.
                                                              since 1988; Director, PremiumWear,
                                                              Inc. (formerly Munsingwear, Inc.) (a
                                                              casual apparel company); Director, "R"
                                                              Homes, Inc. and various other
                                                              companies; and Trustee, each of the
                                                              other investment companies registered
                                                              under the 1940 Act that is sub-advised
                                                              or sub-administered by the Sub-
                                                              advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)         Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                       Director and Chairman, C.D. Stimson
 Suite 2400                                                   Company (a private investment
 San Francisco, CA 94111                                      company); and Trustee, each of the
                                                              other investment companies registered
                                                              under the 1940 Act that is sub-advised
                                                              or sub-administered by the
                                                              Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)     Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                        venture capital firm); Director,
 Palo Alto, CA 94301                                          Viasoft and PageMart, Inc. (both
                                                              public software companies) and several
                                                              other privately held software and
                                                              communications companies; and Trustee,
                                                              each of the other investment companies
                                                              registered under the 1940 Act that is
                                                              sub-advised or sub-administered by the
                                                              Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)         Trustee                         Private investor; President, Quigley
 1055 California Street                                       Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                      advisory services firm) from 1984 to
                                                              1986; and Trustee, each of the other
                                                              investment companies registered under
                                                              the 1940 Act that is sub-advised or
                                                              sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)         Vice President                  Director, Senior Vice President and
                                                              Treasurer, A I M Advisors, Inc.; Vice
                                                              President and Treasurer, A I M
                                                              Management Group Inc., A I M Capital
                                                              Management, Inc., A I M Distributors,
                                                              Inc., A I M Fund Services, Inc. and
                                                              Fund Management Company.
----------------------------------------------------------------------------------------------------


---------------

+ Mr. Arthur and Ms. Relihan are married to each other.
         1785


----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)      Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street         Accounting Officer              Accounting, the Sub-advisor since
 San Francisco, CA 94111                                      1997; Vice President -- Mutual Fund
                                                              Accounting, the Sub-advisor from 1992
                                                              to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)         Vice President                  Vice President and Chief Compliance
                                                              Officer, A I M Advisors, Inc., A I M
                                                              Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund
                                                              Services, Inc. and Fund Management
                                                              Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)            Vice President                  Director and President, A I M Capital
                                                              Management, Inc.; Director and Senior
                                                              Vice President, A I M Management Group
                                                              Inc. and A I M Advisors, Inc.; and
                                                              Director, A I M Distributors, Inc. and
                                                              AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 HELGE K. LEE (52)            Vice President                  Chief Legal and Compliance
 50 California Street                                         Officer -- North America, the
 San Francisco, CA 94111                                      Sub-advisor since October 1997;
                                                              Secretary and Chief Legal and
                                                              Compliance Officer, INVESCO (NY) Asset
                                                              Management, Inc., INVESCO (NY), Inc.,
                                                              GT Global Investor Services, Inc. and
                                                              G.T. Insurance since August 1997;
                                                              Secretary and Chief Legal and
                                                              Compliance Officer, GT Global from
                                                              August 1997 to April 1998; Executive
                                                              Vice President of the Asset Management
                                                              Division of Liechtenstein Global Trust
                                                              AG, from October 1996 to May 1998;
                                                              Senior Vice President, General Counsel
                                                              and Secretary of INVESCO (NY) Asset
                                                              Management, Inc., INVESCO (NY), Inc.,
                                                              GT Global, GT Global Investor
                                                              Services, Inc. and G.T. Insurance from
                                                              May 1994 to October 1996; and Senior
                                                              Vice President, General Counsel and
                                                              Secretary of Strong/Corneliuson
                                                              Management, Inc. and Secretary of each
                                                              of the Strong Funds from October 1991
                                                              to May 1994.
----------------------------------------------------------------------------------------------------
 +Carol F. Relihan (43)       Vice President                  Director, Senior Vice President,
                                                              General Counsel and Secretary, A I M
                                                              Advisors, Inc.; Vice President,
                                                              General Counsel and Secretary, A I M
                                                              Management Group Inc.; Director, Vice
                                                              President and General Counsel, Fund
                                                              Management Company; Vice President and
                                                              General Counsel, A I M Fund Services,
                                                              Inc.; and Vice President, A I M
                                                              Capital Management, Inc. and A I M
                                                              Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON, (39)         Vice President and Assistant    Vice President and Fund Controller,
                              Treasurer                       A I M Advisors, Inc.; and Assistant
                                                              Vice President and Assistant
                                                              Treasurer, Fund Management Company.
----------------------------------------------------------------------------------------------------


---------------


+ Mr. Arthur and Ms. Relihan are married to each other.



  The Board of Trustees has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers held similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-advisor or any affiliated company is paid

         1786


aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers, or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-advised by the Sub-advisor for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES


  AIM serves as the Government Income Fund's, the Strategic Income Fund's and the Growth & Income Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Trust Management Contract"). The Sub-advisor serves as the Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration Agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and AIM ("Portfolio Management Contract") (collectively, "Management Contracts"). The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). AIM serves as the Emerging Markets Debt Fund's administrator under an Administration Contract ("Administration Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to the Government Income Fund, the Strategic Income Fund and the Growth & Income Fund under a sub-advisory and sub-administration Contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio and as administrators, AIM and the Sub-advisor administer each Fund's and the Portfolio's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust, the Funds, and the Portfolio and provide suitable office space, necessary small office equipment and utilities.



  The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or the Administration Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio, and the Administration Contracts provide that with respect to the Emerging Markets Debt Fund, either the Trust, the Portfolio or each of AIM or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



  In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $2,403,043
1996........................................................    3,672,503
1995........................................................    4,946,971

         1787


  In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $3,474,804
1996........................................................    3,807,689
1995........................................................    4,293,053


  In each of the last three fiscal years the Growth & Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $6,900,695
1996........................................................    6,282,438
1995........................................................    6,301,399


  In each of the last three fiscal years the Emerging Markets Debt Portfolio paid investment management and administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $2,971,167
1996........................................................    3,014,924
1995........................................................    2,411,786


  In each of the last three fiscal years the Emerging Markets Debt Fund paid administration fees to the Sub-advisor in the following amounts:


YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1997........................................................   $1,136,471
1996........................................................    1,015,220
1995........................................................      860,884

DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a sales charge or a contingent deferred sales charge.


EXPENSES OF THE FUNDS AND THE PORTFOLIO



  Each Fund and the Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

         1788


                         NET ASSET VALUE DETERMINATION


  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's or the Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or the Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.


  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.


                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."


  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.


  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."


  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         1789

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


PROGRAMS AND SERVICES FOR SHAREHOLDERS


  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.


DIVIDEND ORDER


  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other A I M Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

TAXATION OF THE FUNDS


  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The Emerging Markets Debt Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements described above to qualify as a RIC.


  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


  See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the Emerging Markets Debt Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, the Portfolio.


TAXATION OF THE PORTFOLIO -- GENERAL


  The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the Emerging Markets Debt Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

         1790


  Because, as noted above, the Emerging Markets Debt Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Emerging Markets Debt Fund will be able to continue to satisfy all those requirements.



  Distributions to the Emerging Markets Debt Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Emerging Markets Debt Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES

  For purposes of the following discussion, "Investor Funds" means the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio.


  Foreign Taxes. Interest and dividends received by an Investor Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of an Investor Fund's total assets (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, an Investor Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Investor Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.



  Passive Foreign Investment Companies. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Investor Fund is a U.S. shareholder (effective with respect to each Investor Fund for its taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an Investor Fund will be subject to federal income tax on a part (or, in the case of the Emerging Markets Debt Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the Emerging Markets Debt Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the Emerging Markets Debt Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's

         1791

investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


  If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) would be required to include in income each year its pro rata share (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


  Effective for its taxable year beginning November 1, 1998, each Investor Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over an Investor Fund's adjusted basis therein as of the end of that year. Pursuant to the election, an Investor Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. An Investor Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.


  Options, Futures and Foreign Currency Transactions. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund).


  Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If an Investor Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by an Investor Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


  The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the Emerging Markets Debt Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the

         1792


Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Strategic Income Fund or the Emerging Markets Debt Fund, or both, may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the Emerging Markets Debt Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the Emerging Markets Debt Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Growth & Income Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by that Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Funds other than the Growth & Income Fund are not expected to pay dividends eligible for that deduction.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolio. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.



                           MISCELLANEOUS INFORMATION



  AIM was organized in 1976, and together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

         1793


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES



  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.



  The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-advisor also serves as each Fund's pricing and accounting agent. As of October 31, 1997, October 31, 1996 and October 31, 1995, the Fund paid accounting services fees to the Sub-advisor of Government Income Fund, Strategic Income Fund, Emerging Markets Debt Fund and Growth & Income Fund of $85,149, $127,205, $40,218 and $183,323; $123,309, $131,517, $34,980 and $162,035; and
$116,607, $101,697, $22,563 and $40,735, respectively.


INDEPENDENT ACCOUNTANTS


  The Funds' and the Portfolio's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Trust, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.



  The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


SHAREHOLDER LIABILITY


  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAMES


  Prior to May 29, 1998, AIM Emerging Markets Debt Fund operated under the name of GT Global High Income Fund; AIM Strategic Income Fund operated under the name of GT Global Strategic Income Fund; AIM Global Government Income Fund operated under the name of GT Global Government Income Fund; and AIM Global Growth & Income Fund operated under the name of GT Global Growth & Income Fund.

         1794


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



  As of August 10, 1998, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Trust. To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of August 10, 1998, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                                        PERCENT
                                                                       PERCENT          OWNED OF
                                                                       OWNED OF        RECORD AND
FUND                                   NAME AND ADDRESS OF OWNER       RECORD*        BENEFICIALLY
----                                   -------------------------       --------       ------------
Government Income Fund -- Advisor  NFSC FEBO #179-514144                10.09%            -0-
  Class                            FMT CO Cust IRA
                                   FBO Thomas Stanley Lipscomb
                                   Cook-Fort Worth Children's Med C
                                   801 7th Ave
                                   Fort Worth, TX 76104-2733
Government Income Fund -- Class A  MLPF&S for the Sole Benefit of        9.16%            -0-
                                   Its
                                   Customers, Security #
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Government Income Fund -- Class B  MLPF&S for the Sole Benefit of       12.71%            -0-
                                   Its
                                   Customers, Security # 97AM9
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Strategic Income Fund -- Advisor   FTC & CO                              9.67%            -0-
  Class                            Attn: Datalynx #089
                                   P.O. Box 173736
                                   Denver, CO 80217-3736
Strategic Income Fund -- Class A   MLPF&S for the Sole Benefit of        6.37%            -0-
                                   Its
                                   Customers, Security #974TI
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Emerging Markets Debt              Charles Schwab & Co. Inc.            19.58%            -0-
  Fund -- Advisor Class            For the Excl Benef. of our Custs.
                                   Reinvest Account
                                   101 Montgomery St.
                                   San Francisco, California
                                   94104-4122
                                   Attn: Mutual Funds
                                   Wells Fargo Bank NA TTEE FBO         25.58%            -0-
                                   LGT Asset Management AC
                                   5000201000
                                   Serp Prft Shr Pln ###-##-####
                                   P.O. Box 9800 MAC 9139-027
                                   Calabasas, CA 91372-0800
Emerging Markets Debt              MLPF&S for the Sole Benefit of       10.74%            -0-
  Fund -- Class B                  Its
                                   Customers, Security #97AM8
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Growth & Income Fund -- Advisor    Wells Fargo Bank NA TTEE FBO         28.32%            -0-
  Class                            LGT Asset Management AC
                                   5000201000
                                   Serp Prft Shr Pln ###-##-####
                                   P O Box 9800 MAC 9137-027
                                   Calabasas, CA 91372-0800


---------------


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         1795

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:


                                       (n)
                                 P(1+T)   =ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portions of such period).

  The standardized returns for the [Class A and] Advisor Class shares of the Strategic Income Fund, stated as average annualized total returns for the periods shown, were:


                                                                 STRATEGIC
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1997.............................        9.86%
October 31, 1992 through Oct. 31, 1997......................         n/a
May 31, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       14.91%
March 29, 1988 (commencement of operations) through Oct. 31,
  1997......................................................         n/a



  The standardized returns for the Advisor Class shares of the Government Income Fund, stated as average annualized total returns for the periods shown, were:



                                                                GOVERNMENT
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1997.............................       5.15%
Oct. 31, 1992 through Oct. 31, 1997.........................        n/a
May 31, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       5.51%
March 29, 1988 (commencement of operations) through Oct. 31,
  1997......................................................        n/a



  The standardized returns for the [Class A and] Advisor Class shares of the Emerging Markets Debt Fund, stated as average annualized total returns for the periods shown, were:



                                                                 EMERGING
                                                                  MARKETS
                                                                 DEBT FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1997.............................       14.72%
May 31, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       24.17%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The standardized returns for the [Class A and] Advisor Class shares of the Growth & Income Fund, stated as average annualized total returns, for the periods shown, were:


                                                                GROWTH AND
                                                                INCOME FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1997.............................       19.23%
Oct. 31, 1992 through Oct. 31, 1997.........................         n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       16.34%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1997......................................................         n/a

         1796

NON-STANDARDIZED RETURNS

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                       (n)
                                 P(1+U)   =ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  Cumulative total return across a stated period may be calculated as follows:


                                       (n)
                                 P(1+V)   =ERV


    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


  The aggregate Non-Standardized Returns (not taking sales charges into account) for the Advisor Class shares of the Strategic Income Fund, stated as aggregate total returns for the periods shown, were:



                                                                 STRATEGIC
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
May 31, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       39.92%
March 29, 1988 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Government Income Fund, stated as aggregate total returns for the periods shown, were:


                                                                GOVERNMENT
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
May 31, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       13.83%
March 29, 1988 (commencement of operations) through Oct. 31,
  1997......................................................         n/a



  The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Emerging Markets Debt Fund, stated as aggregate total returns for the periods shown, were:



                                                                 EMERGING
                                                                  MARKETS
                                                                 DEBT FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
May 31, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       68.73%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1997......................................................         n/a


  The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Advisor Class shares of the Growth & Income Fund, stated as aggregate total returns for the periods shown, were:


                                                                GROWTH AND
                                                                INCOME FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1997......................................................       44.16%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1997......................................................         n/a

         1797

YIELD QUOTATIONS

  The standard formula for calculating yield for each Fund, as described in the Prospectus, is as follows:


                                                 (6)
                      YIELD = 2[((a-b)/(c(x)d)+1)   -1]


Where  a    =    dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued
                 rather than recorded on the ex-dividend date. Interest
                 earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more
                 appropriate, based on yield to a call date).
       b    =    expenses accrued during period (net of reimbursement).
       c    =    the average daily number of shares outstanding during the
                 period.
       d    =    the maximum offering price per share on the last day of the period.


  The Yields of the Class A shares of the Strategic Income Fund, Government Income Fund and the Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The current yields of the Class B shares of Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively. The Yields of the Advisor Class shares of the Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 7.27%, 6.74% and 8.04%, respectively.


PERFORMANCE INFORMATION

          Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index

         1798

     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar

     Wilshire Associates

     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

         1799


                                    APPENDIX


                          DESCRIPTION OF BOND RATINGS


  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         1800

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."



ABSENCE OF RATING



  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



  Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



  Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

         1801

                              FINANCIAL STATEMENTS

                                       FS
         1802
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (32.7%)
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              74,750   $ 25,964,898         3.1
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875     24,372,772         2.9
    INSURANCE-LIFE
  Credit Suisse Group ....................................   SWTZ             108,300     23,827,589         2.8
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400     23,250,421         2.7
    INSURANCE - MULTI-LINE
  ABN AMRO Holding N.V. ..................................   NETH             891,296     21,713,093         2.5
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer .....................   SWTZ              11,752     18,929,817         2.2
    BANKS-MONEY CENTER
  ING Groep N.V. .........................................   NETH             264,262     17,180,432         2.0
    BANKS-MONEY CENTER
  First Tennessee National Corp. .........................   US               490,800     16,901,925         2.0
    BANKS-REGIONAL
  Fortis Amev N.V. .......................................   NETH             244,011     14,281,095         1.7
    OTHER FINANCIAL
  American General Corp. .................................   US               170,000     11,326,250         1.3
    INSURANCE-LIFE
  Lloyds TSB Group PLC ...................................   UK               688,428     10,309,152         1.2
    BANKS-REGIONAL
  National Westminster Bank PLC ..........................   UK               471,800      9,443,890         1.1
    BANKS-MONEY CENTER
  General Accident PLC ...................................   UK               400,000      9,404,682         1.1
    INSURANCE - PROPERTY-CASUALTY
  IKB Deutsche Industriebank AG ..........................   GER              394,000      8,620,123         1.0
    BANKS-REGIONAL
  Generale de Banque S.A.: ...............................   BEL                   --             --         1.0
    BANKS-MONEY CENTER
    Common ...............................................   --                14,762      8,534,275          --
    Strip VVPR-/- ........................................   --                 1,342            254          --
  Kredietbank N.V. .......................................   BEL               12,980      7,328,524         0.9
    BANKS-REGIONAL
  Commercial Union PLC ...................................   UK               361,550      6,765,459         0.8
    INSURANCE - MULTI-LINE
  Commonwealth Bank of Australia .........................   AUSL             526,000      6,304,056         0.7
    BANKS-SUPER REGIONAL
  M & G Group PLC ........................................   UK               155,000      4,762,751         0.6
    INVESTMENT MANAGEMENT
  General Property Trust .................................   AUSL           1,444,125      2,679,354         0.3
    REAL ESTATE
  Reinsurance Australia Corporation Ltd. .................   AUSL             846,250      2,357,887         0.3
    INSURANCE - MULTI-LINE
  Infrastructure Trust of Australia Group ................   AUSL           2,724,750      2,341,430         0.3
    OTHER FINANCIAL
  National Australia Bank Ltd. ...........................   AUSL             120,725      1,713,303         0.2
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

         1803
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  Realty Development Corp. "A" ...........................   HK                 5,000   $     11,168          --
    REAL ESTATE
                                                                                        ------------
                                                                                         278,324,600
                                                                                        ------------
Consumer Non-Durables (15.3%)
  Cadbury Schweppes PLC ..................................   UK             1,381,800     20,149,324         2.4
    BEVERAGES - NON-ALCOHOLIC
  Diageo PLC .............................................   UK             1,684,559     20,056,957         2.4
    BEVERAGES - ALCOHOLIC
  Reckitt & Colman PLC ...................................   UK               983,093     19,809,817         2.3
    HOUSEHOLD PRODUCTS
  Avon Products, Inc. ....................................   US               182,000     14,958,125         1.8
    PERSONAL CARE/COSMETICS
  Pernod Ricard ..........................................   FR               158,720     10,959,867         1.3
    BEVERAGES - ALCOHOLIC
  Philip Morris Cos., Inc. ...............................   US               255,000      9,514,688         1.1
    TOBACCO
  Kellogg Co. ............................................   US               219,513      9,054,911         1.1
    FOOD
  Clorox Co. .............................................   US               105,960      8,887,395         1.0
    HOUSEHOLD PRODUCTS
  Anheuser-Busch Cos., Inc. ..............................   US               188,371      8,629,746         1.0
    BEVERAGES - ALCOHOLIC
  Brown-Forman Corp. "B" .................................   US                93,600      5,300,100         0.6
    BEVERAGES - ALCOHOLIC
  Universal Corp. ........................................   US                62,075      2,323,933         0.3
    TOBACCO
                                                                                        ------------
                                                                                         129,644,863
                                                                                        ------------
Energy (12.5%)
  Royal Dutch Petroleum Co. ..............................   NETH             371,840     20,528,897         2.4
    OIL
  Exxon Corp. ............................................   US               182,600     13,318,388         1.6
    OIL
  VEBA AG ................................................   GER              170,200     11,251,795         1.3
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ............................................   US               127,600     10,080,400         1.2
    OIL
  Electrabel S.A. ........................................   BEL               34,760      9,241,630         1.1
    ELECTRICAL & GAS UTILITIES
  Shell Transport & Trading Co., PLC .....................   UK             1,121,700      8,347,099         1.0
    OIL
  PG&E Corp. .............................................   US               220,000      7,122,500         0.8
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               57,935      6,933,773         0.8
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      6,888,981         0.8
    OIL

    The accompanying notes are an integral part of the financial statements.

         1804
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Energy (Continued)
  RWE AG .................................................   GER              134,620   $  6,851,062         0.8
    ELECTRICAL & GAS UTILITIES
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      6,201,140         0.7
    OIL
                                                                                        ------------
                                                                                         106,765,665
                                                                                        ------------
Services (9.6%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         1.7
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200     12,405,045          --
    ADR{\/} ..............................................   --                38,000      1,455,875          --
  McGraw-Hill, Inc. ......................................   US               162,000     12,544,875         1.5
    BROADCASTING & PUBLISHING
  EMI Group PLC ..........................................   UK               887,600      9,017,007         1.1
    LEISURE & TOURISM
  Reuters Group PLC ......................................   UK               823,020      8,918,344         1.0
    BROADCASTING & PUBLISHING
  Elsevier N.V. ..........................................   NETH             557,255      8,415,665         1.0
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ........................................   AUSL           2,021,925      6,949,915         0.8
    RETAILERS-OTHER
  Royal PTT Nederland N.V. ...............................   NETH             112,735      5,827,656         0.7
    TELEPHONE NETWORKS
  PMP Communications Ltd. ................................   AUSL           2,556,250      4,543,039         0.5
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. ....................................   AUSL           2,781,250      4,236,785         0.5
    TRANSPORTATION - AIRLINES
  Dun & Bradstreet Corp. .................................   US               109,800      3,897,893         0.5
    BROADCASTING & PUBLISHING
  Telstra Corp. Ltd. - Installment Receipts ..............   AUSL           1,262,200      2,958,089         0.3
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          81,170,188
                                                                                        ------------
Health Care (4.5%)
  Bristol Myers Squibb Co. ...............................   US               277,400     29,369,725         3.5
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              191,600      8,522,676         1.0
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          37,892,401
                                                                                        ------------
Materials/Basic Industry (2.8%)
  BASF AG ................................................   GER              194,000      8,640,245         1.0
    CHEMICALS
  Akzo Nobel N.V. ........................................   NETH              41,450      8,435,309         1.0
    CHEMICALS
  Solvay S.A. "A" ........................................   BEL               58,770      4,426,864         0.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

         1805
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Materials/Basic Industry (Continued)
  Aberfoyle Ltd. .........................................   AUSL           1,116,300   $  2,180,132         0.3
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          23,682,550
                                                                                        ------------
Capital Goods (0.9%)
  Lockheed Martin Corp. ..................................   US                69,545      7,745,574         0.9
                                                                                        ------------
    AEROSPACE/DEFENSE
Multi-Industry/Miscellaneous (0.4%)
  ICI Australia Ltd. .....................................   AUSL             497,800      3,658,721         0.4
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $376,302,771) .............                               668,884,562        78.7
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (19.4%)
  Canada (1.1%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,620,000      8,989,525         1.1
  Denmark (0.6%)
    Kingdom of Denmark, 7% due 11/15/07 ..................   DKK           31,100,000      5,133,173         0.6
  Germany (2.4%)
    Deutschland Republic:
      6.25% due 1/4/24 ...................................   DEM           25,150,000     15,429,960         1.8
      6.25% due 4/26/06 ..................................   DEM            8,110,000      4,906,234         0.6
  Italy (1.2%)
    Italian Buoni Poliennali del Tesoro (BTPS), 6% due
     2/15/00 .............................................   ITL       18,365,000,000     10,621,560         1.2
  New Zealand (0.3%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD            4,440,000      2,564,101         0.3
  United Kingdom (2.5%)
    United Kingdom Government Bond, 8% due 6/7/21 ........   GBP            9,800,000     21,017,559         2.5
  United States (11.3%)
    United States Treasury:
      6.5% due 8/15/05 ...................................   USD           52,130,000     54,437,159         6.4
      6% due 2/15/26 .....................................   USD           33,430,000     33,356,220         3.9
      5.625% due 2/28/01 .................................   USD            8,100,000      8,101,582         1.0
                                                                                        ------------
Total Government & Government Agency Obligations
 (cost $160,419,537) .....................................                               164,557,073
                                                                                        ------------
Corporate Bonds (1.6%)
  Germany (0.7%)
    Commerzbank AG, Convertible Bond, 8.4% due
     12/31/00+ ...........................................   DEM            3,274,000      5,935,722         0.7

    The accompanying notes are an integral part of the financial statements.

         1806
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  United Kingdom (0.9%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000   $  7,544,523         0.9
                                                                                        ------------
Total Corporate Bonds (cost $8,756,515) ..................                                13,480,245
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $169,176,052) .......                               178,037,318        21.0
                                                                                        ------------       -----


                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                    COUNTRY       WARRANTS        (NOTE 1)        ASSETS
- ----------------------------------------------------------  --------   --------------   ------------   -------------
  Societe Generale Banque put warrants due 11/15/99
   Tractebel (cost $0) ...................................   BEL               11,587          9,715          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

TOTAL INVESTMENTS (cost $545,478,823)  * .................                               846,931,595        99.7
Other Assets and Liabilities .............................                                 2,557,073         0.3
                                                                                        ------------       -----

NET ASSETS ...............................................                              $849,488,668       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
          * For Federal income tax purposes, cost is $546,893,380 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 306,724,441
                 Unrealized depreciation:            (6,686,226)
                                                  -------------
                 Net unrealized appreciation:     $ 300,038,215
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

         1807
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at April 30, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {d}
                                        -------------------------------------------
                                                 FIXED INCOME
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & WARRANTS       OTHER      TOTAL
- --------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    4.6                                   4.6
Belgium (BEL/BEF) ....................    5.0                                   5.0
Canada (CAN/CAD) .....................                1.1                       1.1
Denmark (DEN/DKK) ....................                0.6                       0.6
France (FR/FRF) ......................    2.1                                   2.1
Germany (GER/DEM) ....................    5.1         3.1                       8.2
Italy (ITLY/ITL) .....................                1.2                       1.2
Netherlands (NETH/NLG) ...............   14.2                                  14.2
New Zealand (NZ/NZD) .................    1.7         0.3                       2.0
Switzerland (SWTZ/CHF) ...............    8.1                                   8.1
United Kingdom (UK/GBP) ..............   17.7         3.4                      21.1
United States (US/USD) ...............   20.2        11.3            0.3       31.8
                                        ------      -----            ---      -----
Total  ...............................   78.7        21.0            0.3      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $849,488,668.

    The accompanying notes are an integral part of the financial statements.

         1808
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $545,478,823) (Note 1)...........................  $846,931,595
  U.S. currency.................................................................  $       109
  Foreign currencies (cost $23,545,587).........................................   23,550,489    23,550,598
                                                                                  -----------
  Receivable for securities sold.............................................................    21,471,592
  Interest receivable........................................................................     2,781,260
  Dividends and dividend withholding tax reclaims receivable.................................     2,210,071
  Receivable for Fund shares sold............................................................     2,063,804
                                                                                               ------------
    Total assets.............................................................................   899,008,920
                                                                                               ------------
Liabilities:
  Payable for loan outstanding (Note 1)......................................................    31,902,000
  Payable for securities purchased...........................................................    14,891,346
  Payable for Fund shares repurchased........................................................     1,223,889
  Payable for investment management and administration fees (Note 2).........................       684,243
  Payable for service and distribution expenses (Note 2).....................................       512,776
  Payable for transfer agent fees (Note 2)...................................................        94,567
  Payable for custodian fees.................................................................        77,850
  Payable for printing and postage expenses..................................................        66,438
  Payable for professional fees..............................................................        23,257
  Payable for fund accounting fees (Note 2)..................................................        15,341
  Payable for registration and filing fees...................................................        10,508
  Payable for Directors' fees and expenses (Note 2)..........................................         2,022
  Other accrued expenses.....................................................................        16,015
                                                                                               ------------
    Total liabilities........................................................................    49,520,252
                                                                                               ------------
Net assets...................................................................................  $849,488,668
                                                                                               ------------
                                                                                               ------------
Class A:
Net asset value and redemption price per share ($324,300,291 DIVIDED BY 34,750,950 shares
 outstanding)................................................................................  $       9.33
                                                                                               ------------
                                                                                               ------------
Maximum offering price per share (100/95.25 of $9.33) *......................................  $       9.80
                                                                                               ------------
                                                                                               ------------
Class B:+
Net asset value and offering price per share ($517,679,095 DIVIDED BY 55,515,498 shares
 outstanding)................................................................................  $       9.32
                                                                                               ------------
                                                                                               ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($7,509,282 DIVIDED
 BY 805,076 shares outstanding)..............................................................  $       9.33
                                                                                               ------------
                                                                                               ------------
Net assets consist of:
  Paid in capital (Note 4)...................................................................  $514,353,897
  Distributions in excess of net investment income...........................................    (4,773,683)
  Accumulated net realized gain on investments and foreign currency transactions.............    38,431,162
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies................................................................................        24,520
  Net unrealized appreciation of investments.................................................   301,452,772
                                                                                               ------------
Total -- representing net assets applicable to capital shares outstanding....................  $849,488,668
                                                                                               ------------
                                                                                               ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1809
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                            STATEMENT OF OPERATIONS

                  Six months ended April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $607,655)...............................  $  6,272,680
  Interest income............................................................................     5,991,094
  Securities lending income..................................................................       371,976
                                                                                               ------------
    Total investment income..................................................................    12,635,750
                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................     3,831,231
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   533,841
    Class B.....................................................................    2,412,218     2,946,059
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................       656,600
  Custodian fees.............................................................................       253,400
  Printing and postage expenses..............................................................       109,505
  Fund accounting fees (Note 2)..............................................................       101,780
  Professional fees..........................................................................        92,400
  Registration and filing fees...............................................................        25,227
  Directors' fees and expenses (Note 2)......................................................         9,110
  Other expenses (Note 1)....................................................................       126,324
                                                                                               ------------
    Total expenses before reductions.........................................................     8,151,636
                                                                                               ------------
      Expense reductions (Note 5)............................................................        (7,140)
                                                                                               ------------
    Total net expenses.......................................................................     8,144,496
                                                                                               ------------
Net investment income........................................................................     4,491,254
                                                                                               ------------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments..............................................   42,712,911
  Net realized loss on foreign currency transactions............................   (4,570,498)
                                                                                  -----------
    Net realized gain during the period......................................................    38,142,413
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................    2,429,401
  Net change in unrealized appreciation of investments..........................   81,947,814
                                                                                  -----------
    Net unrealized appreciation during the period............................................    84,377,215
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................   122,519,628
                                                                                               ------------
Net increase in net assets resulting from operations.........................................  $127,010,882
                                                                                               ------------
                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

         1810
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                            SIX MONTHS ENDED
                                                                                             APRIL 30, 1998       YEAR ENDED
                                                                                              (UNAUDITED)      OCTOBER 31, 1997
                                                                                            ----------------   ----------------
Increase in net assets
Operations:
  Net investment income...................................................................   $   4,491,254      $    16,790,846
  Net realized gain on investments and foreign currency transactions......................      38,142,413           24,005,528
  Net change in unrealized appreciation (depreciation) on translation of assets and
   liabilities in foreign currencies......................................................       2,429,401           (4,059,448)
  Net change in unrealized appreciation of investments....................................      81,947,814           84,674,909
                                                                                            ----------------   ----------------
    Net increase in net assets resulting from operations..................................     127,010,882          121,411,835
                                                                                            ----------------   ----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................      (1,971,816)          (7,733,156)
  From net realized gain on investments...................................................      (5,352,371)            (757,327)
  In excess of net investment income......................................................      (2,095,813)                  --
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................      (2,483,340)          (9,266,887)
  From net realized gain on investments...................................................      (8,530,046)            (907,529)
  In excess of net investment income......................................................      (2,639,502)                  --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................         (36,098)            (125,777)
  From net realized gain on investments...................................................         (62,701)             (12,318)
  In excess of net investment income......................................................         (38,368)                  --
                                                                                            ----------------   ----------------
    Total distributions...................................................................     (23,210,055)         (18,802,994)
                                                                                            ----------------   ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................     299,960,697          426,976,337
  Decrease from capital shares repurchased................................................    (306,750,679)        (450,361,754)
                                                                                            ----------------   ----------------
    Net decrease from capital share transactions..........................................      (6,789,982)         (23,385,417)
                                                                                            ----------------   ----------------
Total increase in net assets..............................................................      97,010,845           79,223,424
Net assets:
  Beginning of period.....................................................................     752,477,823          673,254,399
                                                                                            ----------------   ----------------
  End of period...........................................................................   $ 849,488,668*     $   752,477,823*
                                                                                            ----------------   ----------------
                                                                                            ----------------   ----------------
 * Includes distributions in excess of net investment income of...........................   $  (4,773,683)     $            --
                                                                                            ----------------   ----------------
                                                                                            ----------------   ----------------

    The accompanying notes are an integral part of the financial statements.

         1811
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS A
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (d)  1997 (d)     1996        1995        1994      1993 (d)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.21    $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................         0.07         0.21        0.22        0.24        0.22        0.24*
  Net realized and unrealized gain
   (loss) on investments................         1.32         1.12        0.82        0.13       (0.03)       1.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         1.39         1.33        1.04        0.37        0.19        1.29
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............        (0.07)       (0.21)      (0.24)      (0.22)      (0.21)      (0.24)
  From net realized gain on
   investments..........................        (0.15)       (0.02)      (0.04)      (0.01)      (0.06)         --
  In excess of net investment income....        (0.05)          --          --          --          --          --
  From sources other than net investment
   income...............................           --           --          --          --          --       (0.04)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (0.27)       (0.23)      (0.28)      (0.23)      (0.27)      (0.28)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.33    $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        17.41%(b)     19.01%     16.80%       6.27%       3.14%       25.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 324,300    $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428
Ratio of net investment income to
 average net assets.....................         1.52%(a)      2.74%      3.17%       3.85%       3.30%        3.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.66%(a)      1.50%      1.59%       1.70%       1.67%        1.8%*
  Without expense reductions............         1.66%(a)      1.64%      1.66%       1.74%        N/A         N/A
Portfolio turnover rate++...............           63%(a)        50%        39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0131    $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.

    The accompanying notes are an integral part of the financial statements.

         1812
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEAR ENDED OCTOBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (d)  1997 (d)     1996        1995        1994      1993 (d)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    8.21    $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................         0.04         0.16        0.17        0.20        0.18        0.20
  Net realized and unrealized gain
   (loss) on investments................         1.31         1.13        0.82        0.13       (0.03)       1.05
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................         1.35         1.29        0.99        0.33        0.15        1.25
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............        (0.04)       (0.17)      (0.20)      (0.18)      (0.17)      (0.20)
  From net realized gain on
   investments..........................        (0.15)       (0.02)      (0.03)      (0.01)      (0.06)         --
  In excess of net investment income....        (0.05)          --          --          --          --          --
  From sources other than net investment
   income...............................           --           --          --          --          --       (0.04)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................        (0.24)       (0.19)      (0.23)      (0.19)      (0.23)      (0.24)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    9.32    $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        16.97%(b)     18.28%     16.06%       5.57%       2.48%       24.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 517,679    $ 456,893   $ 383,966   $ 356,796   $ 359,242   $ 150,768
Ratio of net investment income to
 average net assets.....................         0.87%(a)      2.09%      2.52%       3.20%       2.65%        2.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         2.31%(a)      2.15%      2.24%       2.35%       2.32%        2.5%
  Without expense reductions............         2.31%(a)      2.29%      2.31%       2.39%        N/A         N/A
Portfolio turnover rate++...............           63%(a)        50%        39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............    $  0.0131    $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.

    The accompanying notes are an integral part of the financial statements.

         1813
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+
                                          ----------------------------------------------------
                                            SIX MONTHS      YEAR ENDED OCTOBER    JUNE 1, 1995
                                               ENDED                31,                TO
                                          APRIL 30, 1998    -------------------   OCTOBER 31,
                                          (UNAUDITED) (d)   1997 (d)     1996         1995
                                          ---------------   --------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....     $  8.20        $  7.10    $  6.35      $ 6.24
                                          ---------------   --------   --------   ------------
Income from investment operations:
  Net investment income.................        0.08           0.23       0.23        0.11
  Net realized and unrealized gain
   (loss) on investments................        1.33           1.13       0.82        0.13
                                          ---------------   --------   --------   ------------
    Net increase from investment
     operations.........................        1.41           1.36       1.05        0.24
                                          ---------------   --------   --------   ------------
Distributions to shareholders:
  From net investment income............       (0.08)         (0.24)     (0.26)      (0.13)
  From net realized gain on
   investments..........................       (0.15)         (0.02)     (0.04)         --
  In excess of net investment income....       (0.05)            --         --          --
  From sources other than net investment
   income...............................          --             --         --          --
                                          ---------------   --------   --------   ------------
    Total distributions.................       (0.28)         (0.26)     (0.30)      (0.13)
                                          ---------------   --------   --------   ------------
Net asset value, end of period..........     $  9.33        $  8.20    $  7.10      $ 6.35
                                          ---------------   --------   --------   ------------
                                          ---------------   --------   --------   ------------

Total investment return (c).............       17.59% (b)     19.23%     17.19%       3.83% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....     $ 7,509        $ 3,057    $ 3,085      $  944
Ratio of net investment income to
 average net assets.....................        1.87% (a)      3.09%      3.52%       4.20% (a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.31% (a)      1.15%      1.24%       1.35% (a)
  Without expense reductions............        1.31% (a)      1.29%      1.31%       1.39% (a)
Portfolio turnover rate++...............          63% (a)        50%        39%         83%
Average commission rate per share paid
 on portfolio transactions++............     $0.0131        $0.0151    $0.0139         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.

    The accompanying notes are an integral part of the financial statements.

         1814
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)
GT Global Growth & Income Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and the Fund was renamed AIM Global Growth & Income Fund. The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Fund deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which

         1815
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value of approximately $97,486,245 were on loan to brokers. The loans were secured by cash collateral of $101,528,232. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not

         1816
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the six months ended April 30, 1998, the Fund received $371,976 of income from securities lending.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, the Fund had $31,902,000 in loans outstanding.

For the six months ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $10,098,097, with a weighted average interest rate of 6.42%. Interest expense for the Fund for the six months ended April 30, 1998, was $111,735, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc., was the Fund's investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the six months ended April 30, 1998, GT Global retained $26,174 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $1,692 for the period ended April 30, 1998. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of $627,678. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

         1817
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under that Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 1998, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $164,691,801 and $228,001,192, respectively. Purchases and sales of U.S. government obligations were $79,532,513 and $36,789,426, respectively, for the six months ended April 30, 1998.

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1818
                        AIM GLOBAL GROWTH & INCOME FUND
                   (FORMERLY GT GLOBAL GROWTH & INCOME FUND)

                           CAPITAL SHARE TRANSACTIONS

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       23,620,178  $      204,075,876       37,585,791  $      289,617,397
Shares issued in connection with
  reinvestment of distributions.........          962,992           8,160,319          935,467           7,161,559
                                          ---------------  ------------------  ---------------  ------------------
                                               24,583,170         212,236,195       38,521,258         296,778,956
Shares repurchased......................      (25,453,190)       (220,702,455)     (43,156,190)       (332,338,391)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (870,020) $       (8,466,260)      (4,634,932) $      (35,559,435)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        6,646,214  $       57,732,080       12,634,686  $       97,336,518
Shares issued in connection with
  reinvestment of distributions.........        1,363,410          11,516,364        1,087,287           8,343,350
                                          ---------------  ------------------  ---------------  ------------------
                                                8,009,624          69,248,444       13,721,973         105,679,868
Shares repurchased......................       (8,146,059)        (71,078,253)     (12,063,889)        (93,059,122)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................         (136,435) $       (1,829,809)       1,658,084  $       12,620,746
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        2,118,403  $       18,340,399        3,177,501  $       24,442,634
Shares issued in connection with
  reinvestment of distributions.........           15,791             135,659            9,792              74,879
                                          ---------------  ------------------  ---------------  ------------------
                                                2,134,194          18,476,058        3,187,293          24,517,513
Shares repurchased......................       (1,701,823)        (14,969,971)      (3,248,879)        (24,964,241)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................          432,371  $        3,506,087          (61,586) $         (446,728)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. EXPENSE REDUCTIONS
The Manager directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the six months ended April 30, 1998, the Fund's expenses were reduced by $7,140 under these arrangements.

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter, and the Fund became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Fund's former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1819

                         GT GLOBAL GROWTH & INCOME FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Growth & Income Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Growth & Income Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Growth & Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1820
                         GT GLOBAL GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (28.4%)
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              74,750   $ 20,102,411         2.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400     19,951,696         2.6
    INSURANCE - MULTI-LINE
  CS Holding AG - Registered .............................   SWTZ             108,300     15,258,696         2.0
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875     14,809,312         2.0
    INSURANCE-LIFE
  First Tennessee National Corp. .........................   US               245,400     14,141,175         1.9
    BANKS-REGIONAL
  Union Bank of Switzerland - Bearer .....................   SWTZ              11,752     13,531,589         1.8
    BANKS-MONEY CENTER
  ABN AMRO Holding N.V. ..................................   NETH             667,296     13,442,181         1.8
    BANKS-MONEY CENTER
  ING Groep N.V. .........................................   NETH             264,262     11,096,009         1.5
    OTHER FINANCIAL
  Deutsche Bank AG .......................................   GER              134,150      8,774,787         1.2
    BANKS-MONEY CENTER
  American General Corp. .................................   US               170,000      8,670,000         1.1
    INSURANCE-LIFE
  IKB Deutsche Industriebank AG ..........................   GER              394,000      8,339,229         1.1
    BANKS-REGIONAL
  General Accident PLC ...................................   UK               400,000      6,806,441         0.9
    INSURANCE - PROPERTY-CASUALTY
  National Westminster Bank PLC ..........................   UK               471,800      6,781,828         0.9
    BANKS-MONEY CENTER
  Fortis Amev N.V. .......................................   NETH             164,542      6,468,086         0.9
    OTHER FINANCIAL
  Lloyds TSB Group PLC ...................................   UK               513,428      6,415,697         0.8
    BANKS-REGIONAL
  Commonwealth Bank of Australia .........................   AUSL             546,000      6,275,641         0.8
    BANKS-SUPER REGIONAL
  Generale de Banque S.A.: ...............................   BEL                   --             --         0.8
    BANKS-MONEY CENTER
    Common ...............................................   --                14,762      6,038,244          --
    Strip VVPR-/- ........................................   --                 1,342            567          --
  Kredietbank N.V. .......................................   BEL               12,980      5,446,409         0.7
    BANKS-REGIONAL
  Commercial Union PLC ...................................   UK               361,550      5,093,962         0.7
    INSURANCE - MULTI-LINE
  Mercury Asset Management Group PLC .....................   UK               196,698      4,272,457         0.6
    INVESTMENT MANAGEMENT
  M & G Group PLC ........................................   UK               155,000      3,139,257         0.4
    INVESTMENT MANAGEMENT
  General Property Trust .................................   AUSL           1,500,000      2,688,928         0.4
    REAL ESTATE
  Reinsurance Australia Corporation Ltd. .................   AUSL             880,000      2,276,555         0.3
    INSURANCE - MULTI-LINE
  Infrastructure Trust of Australia Group ................   AUSL           2,830,000      2,188,401         0.3
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

         1821
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  National Australia Bank Ltd. ...........................   AUSL             125,000   $  1,709,139         0.2
    BANKS-REGIONAL
  Realty Development Corp., Ltd. "A" .....................   HK                 5,000         14,230          --
    REAL ESTATE
                                                                                        ------------
                                                                                         213,732,927
                                                                                        ------------
Energy (14.2%)
  Royal Dutch Petroleum Co. ..............................   NETH             371,840     19,674,378         2.6
    OIL
  Elektrowatt "B" AG .....................................   SWTZ              49,068     18,821,083         2.5
    ELECTRICAL & GAS UTILITIES
  Exxon Corp. ............................................   US               182,600     11,218,488         1.5
    OIL
  Mobil Corp. ............................................   US               127,600      9,290,875         1.2
    OIL
  Shell Transport & Trading Co., PLC .....................   UK             1,121,700      7,953,685         1.1
    OIL
  Electrabel S.A. ........................................   BEL               34,760      7,801,667         1.0
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      6,498,283         0.9
    OIL
  RWE AG .................................................   GER              134,620      5,839,128         0.8
    ELECTRICAL & GAS UTILITIES
  PG&E Corp. .............................................   US               220,000      5,623,750         0.7
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               57,935      4,935,325         0.7
    ELECTRICAL & GAS UTILITIES
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      4,805,337         0.6
    OIL
  Santos Ltd. ............................................   AUSL             907,472      4,172,138         0.6
    OIL
                                                                                        ------------
                                                                                         106,634,137
                                                                                        ------------
Consumer Non-Durables (7.8%)
  Avon Products, Inc. ....................................   US               182,000     11,921,000         1.6
    PERSONAL CARE/COSMETICS
  Universal Corp. ........................................   US               280,500     10,501,219         1.4
    TOBACCO
  Philip Morris Cos., Inc. ...............................   US               255,000     10,104,375         1.3
    TOBACCO
  Guinness PLC ...........................................   UK               871,500      7,791,169         1.0
    BEVERAGES - ALCOHOLIC
  Pernod Ricard ..........................................   FR               158,720      7,358,318         1.0
    BEVERAGES - ALCOHOLIC
  Cadbury Schweppes PLC ..................................   UK               670,000      6,742,704         0.9
    BEVERAGES - NON-ALCOHOLIC
  Brown-Forman Corp. "B" .................................   US                93,600      4,603,950         0.6
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          59,022,735
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1822
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Services (7.7%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         1.9
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200   $ 12,660,904          --
    ADR{\/} ..............................................   --                38,000      1,479,625          --
  McGraw-Hill, Inc. ......................................   US               162,000     10,590,750         1.4
    BROADCASTING & PUBLISHING
  Woolworths Ltd. ........................................   AUSL           2,100,000      6,776,098         0.9
    RETAILERS-OTHER
  PMP Communications Ltd. ................................   AUSL           2,656,500      5,509,086         0.7
    BROADCASTING & PUBLISHING
  Qantas Airways Ltd. ....................................   AUSL           2,890,000      5,180,668         0.7
    TRANSPORTATION - AIRLINES
  Royal PTT Nederland N.V. ...............................   NETH             112,735      4,309,602         0.6
    TELEPHONE NETWORKS
  Cognizant Corp. ........................................   US               109,800      4,302,788         0.6
    CONSUMER SERVICES
  Dun & Bradstreet Corp. .................................   US               109,800      3,136,163         0.4
    BROADCASTING & PUBLISHING
  EMI Group PLC ..........................................   UK               381,600      3,088,259         0.4
    LEISURE & TOURISM
  ACNielsen Corp.-/- .....................................   US                36,600        837,218         0.1
    CONSUMER SERVICES
                                                                                        ------------
                                                                                          57,871,161
                                                                                        ------------
Materials/Basic Industry (4.7%)
  Akzo Nobel N.V. ........................................   NETH              58,950     10,389,900         1.4
    CHEMICALS
  BASF AG ................................................   GER              234,000      7,937,953         1.1
    CHEMICALS
  Solvay S.A. "A" ........................................   BEL              117,540      7,083,515         0.9
    CHEMICALS
  Monsanto Co. ...........................................   US               160,500      6,861,375         0.9
    CHEMICALS
  Aberfoyle Ltd. .........................................   AUSL           1,160,000      2,324,077         0.3
    METALS - NON-FERROUS
  Solutia, Inc. ..........................................   US                32,100        710,213         0.1
    CHEMICALS
                                                                                        ------------
                                                                                          35,307,033
                                                                                        ------------
Health Care (4.4%)
  Bristol Myers Squibb Co. ...............................   US               277,400     24,341,850         3.2
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              258,600      9,072,369         1.2
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          33,414,219
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1823
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Capital Goods (2.7%)
  General Electric PLC ...................................   UK             1,473,000   $  9,406,990         1.2
    AEROSPACE/DEFENSE
  Lockheed Martin Corp. ..................................   US                69,545      6,611,122         0.9
    AEROSPACE/DEFENSE
  BICC PLC ...............................................   UK             1,559,172      4,354,279         0.6
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                          20,372,391
                                                                                        ------------
Consumer Durables (1.4%)
  GKN PLC ................................................   UK               460,400     10,324,636         1.4
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (1.3%)
  VEBA AG ................................................   GER              170,200      9,484,616         1.3
    CONGLOMERATE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $338,444,171) .............                               546,163,855        72.6
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (20.6%)
  Australia (0.7%)
    Australian Government, 8.75% due 8/15/08 .............   AUD            5,774,000      4,934,994         0.7
  Canada (1.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,620,000      9,179,080         1.2
  Denmark (0.7%)
    Kingdom of Denmark, 7% due 11/15/07 ..................   DKK           31,100,000      5,034,931         0.7
  Germany (3.8%)
    Deutschland Republic:
      6.75% due 4/22/03 ..................................   DEM           23,000,000     14,318,817         1.9
      6.25% due 1/4/24 ...................................   DEM            4,300,000      2,508,188         0.3
    Treuhandanstalt:
      6.625% due 7/9/03 ..................................   DEM           12,060,000      7,473,074         1.0
      6.375% due 7/1/99 ..................................   DEM            7,000,000      4,192,288         0.6
  Italy (1.8%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      6% due 2/15/00 .....................................   ITL       18,365,000,000     10,984,835         1.5
      10.5% due 9/01/05 ..................................   ITL        2,725,000,000      2,039,827         0.3
  New Zealand (0.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD            4,440,000      2,955,320         0.4
  Sweden (0.6%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           30,000,000      4,469,072         0.6
  United Kingdom (4.0%)
    United Kingdom Treasury:
      8% due 6/10/03 .....................................   GBP           14,000,000     24,942,355         3.3
      7.5% due 12/7/06 ...................................   GBP            3,116,000      5,556,353         0.7

    The accompanying notes are an integral part of the financial statements.

         1824
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  United States (7.4%)
    United States Treasury Bonds:
      6% due 2/15/26 .....................................   USD           24,060,000   $ 23,404,459         3.1
      6.25% due 8/15/23 ..................................   USD            9,075,000      9,101,587         1.2
    United States Treasury Notes:
      7.5% due 2/15/05 ...................................   USD           15,460,000     16,928,096         2.2
      6.5% due 8/15/05 ...................................   USD            2,580,000      2,676,397         0.3
    Federal National Mortgage Association, 6.375% due
     8/15/07 .............................................   AUD            5,940,000      4,241,014         0.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $151,129,623) ...........................................                               154,940,687
                                                                                        ------------
Corporate Bonds (5.5%)
  Germany (2.5%)
    Siemens Capital Corp., 8% due 6/24/02+/+ .............   USD            4,710,000      7,985,805         1.1
    Commerzbank AG, Convertible Bond, 9.45% due
     12/31/00+ ...........................................   DEM            4,173,000      6,630,339         0.9
    Deutsche Bank AG, 9.00% due 12/31/02+/+ ..............   DEM            5,625,000      3,892,976         0.5
  United Kingdom (3.0%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000      7,795,748         1.0
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 .............................................   GBP            3,485,000      7,679,334         1.0
    MBNA Chester Asset Receivable #3, 6.6% due
     11/17/03+ ...........................................   GBP            4,500,000      7,568,182         1.0
                                                                                        ------------
Total Corporate Bonds (cost $33,669,644) .................                                41,552,384
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $184,799,267) .......                               196,493,071        26.1
                                                                                        ------------       -----


                                                                           NO. OF          VALUE         % OF NET
WARRANTS                                                    COUNTRY       WARRANTS        (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Societe Generale Banque put warrants due 11/15/99
   Tractebel (cost $0) ...................................   BEL               11,587         84,839          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                           NO. OF          VALUE         % OF NET
RIGHTS                                                      COUNTRY        RIGHTS         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Infrastructure Trust of Australia Group Rights, expire
   12/1/97 (cost $0) .....................................   AUSL             943,333          6,632          --
                                                                                        ------------       -----
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

         1825
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $1,935,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $2,538,597, including accrued interest). (cost
   $2,485,384) ...........................................                              $  2,485,383         0.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $525,728,822)  * .................                               745,233,780        99.0
Other Assets and Liabilities .............................                                 7,244,043         1.0
                                                                                        ------------       -----

NET ASSETS ...............................................                              $752,477,823       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $527,143,379 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 232,777,964
                 Unrealized depreciation:           (14,687,563)
                                                  -------------
                 Net unrealized appreciation:     $ 218,090,401
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

         1826
                         GT GLOBAL GROWTH & INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    5.2         0.7                       5.9
Belgium (BEL/BEF) ....................    4.7                                   4.7
Canada (CAN/CAD) .....................                1.2                       1.2
Denmark (DEN/DKK) ....................                0.7                       0.7
France (FR/FRF) ......................    1.9                                   1.9
Germany (GER/DEM) ....................    6.7         6.3                      13.0
Italy (ITLY/ITL) .....................                1.8                       1.8
Netherlands (NETH/NLG) ...............   10.8                                  10.8
New Zealand (NZ/NZD) .................    1.9         0.4                       2.3
Sweden (SWDN/SEK) ....................                0.6                       0.6
Switzerland (SWTZ/CHF) ...............    9.0                                   9.0
United Kingdom (UK/GBP) ..............   13.5         7.0                      20.5
United States & Other (US/USD) .......   18.9         7.4            1.3       27.6
                                        ------      -----            ---      -----
Total  ...............................   72.6        26.1            1.3      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $752,477,823.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                        UNREALIZED
                                             (U.S.       CONTRACT  DELIVERY  APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)      PRICE      DATE    (DEPRECIATION)
----------------------------------------  ------------   --------  --------  -------------
Deutsche Marks..........................    26,803,508    1.80000  11/21/97   $(1,136,841)
French Francs...........................     2,481,413    6.14000  11/21/97      (152,423)
French Francs...........................     1,238,580    5.72800  02/06/98           945
Netherland Guilders.....................    10,870,680    2.08800  11/14/97      (765,316)
Swiss Francs............................    12,639,800    1.44000  12/19/97      (417,578)
                                          ------------                       -------------
  Total Contracts to Sell (Receivable
   amount $51,562,768)..................    54,033,981                         (2,471,213)
                                          ------------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 7.18%.
  Total Open Forward Foreign Currency
   Contracts............................                                      $(2,471,213)
                                                                             -------------
                                                                             -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1827
                         GT GLOBAL GROWTH & INCOME FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $525,728,822) (Note 1).............................  $745,233,780
  U.S. currency.....................................................................  $     710
  Foreign currencies (cost $66,141).................................................     65,897       66,607
                                                                                      ---------
  Receivable for Fund shares sold..............................................................    6,808,910
  Interest and interest withholding tax reclaims receivable....................................    4,291,268
  Dividends and dividend withholding tax reclaims receivable...................................    1,596,979
                                                                                                 -----------
    Total assets...............................................................................  757,997,544
                                                                                                 -----------
Liabilities:
  Payable for open forward foreign currency contracts (Note 1).................................    2,471,213
  Payable for Fund shares repurchased (Note 2).................................................    1,507,330
  Payable for investment management and administration fees (Note 2)...........................      631,265
  Payable for service and distribution expenses (Note 2).......................................      484,947
  Payable for printing and postage expenses....................................................      124,328
  Payable for forward foreign currency contracts -- closed (Note 1)............................       97,836
  Payable for transfer agent fees (Note 2).....................................................       94,599
  Payable for custodian fees (Note 1)..........................................................       37,200
  Payable for professional fees................................................................       33,142
  Payable for fund accounting fees (Note 2)....................................................       16,751
  Payable for registration and filing fees.....................................................        9,540
  Payable for Directors' fees and expenses (Note 2)............................................        7,754
  Other accrued expenses.......................................................................        3,816
                                                                                                 -----------
    Total liabilities..........................................................................    5,519,721
                                                                                                 -----------
Net assets.....................................................................................  $752,477,823
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($292,527,640 DIVIDED BY 35,620,970 shares
 outstanding)..................................................................................  $      8.21
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $8.21) *........................................  $      8.62
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($456,893,047 DIVIDED BY 55,651,933 shares
 outstanding)..................................................................................  $      8.21
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,057,136 DIVIDED
 BY 372,705 shares outstanding)................................................................  $      8.20
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $521,143,879
  Accumulated net realized gain on investments and foreign currency transactions...............   14,233,867
  Net unrealized depreciation on translation of assets and liabilities in foreign currencies...   (2,404,881)
  Net unrealized appreciation of investments...................................................  219,504,958
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $752,477,823
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1828
                         GT GLOBAL GROWTH & INCOME FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,854,546)............................  $16,116,249
  Interest income (net of foreign withholding tax of $3,879)................................   14,091,494
  Other income..............................................................................       43,134
                                                                                              -----------
    Total investment income.................................................................   30,250,877
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    6,900,695
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $  994,519
    Class B.....................................................................   4,233,024    5,227,543
                                                                                  ----------
  Transfer agent fees (Note 2)..............................................................    1,258,598
  Custodian fees (Note 1)...................................................................      472,449
  Printing and postage expenses.............................................................      230,825
  Fund accounting fees (Note 2).............................................................      183,323
  Registration and filing fees..............................................................       70,955
  Audit fees................................................................................       54,630
  Legal fees................................................................................       25,414
  Directors' fees and expenses (Note 2).....................................................       14,779
  Other expenses (Note 1)...................................................................       30,664
                                                                                              -----------
    Total expenses before reductions........................................................   14,469,875
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................   (1,009,844)
                                                                                              -----------
    Total net expenses......................................................................   13,460,031
                                                                                              -----------
Net investment income.......................................................................   16,790,846
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................  11,255,273
  Net realized gain on foreign currency transactions............................  12,750,255
                                                                                  ----------
    Net realized gain during the year.......................................................   24,005,528
  Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies........................................................  (4,059,448)
  Net change in unrealized appreciation of investments..........................  84,674,909
                                                                                  ----------
    Net unrealized appreciation during the year.............................................   80,615,461
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................  104,620,989
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $121,411,835
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

         1829
                         GT GLOBAL GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                YEAR ENDED    YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                   1997          1996
                                                                               ------------  ------------
Increase in net assets
Operations:
  Net investment income......................................................  $ 16,790,846  $ 18,175,444
  Net realized gain on investments and foreign currency transactions.........    24,005,528    15,732,409
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..............................    (4,059,448)    1,957,055
  Net change in unrealized appreciation of investments.......................    84,674,909    62,236,320
                                                                               ------------  ------------
    Net increase in net assets resulting from operations.....................   121,411,835    98,101,228
                                                                               ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (7,733,156)   (9,963,848)
  From net realized gain on investments......................................      (757,327)   (1,766,763)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (9,266,887)  (10,894,963)
  From net realized gain on investments......................................      (907,529)   (2,225,842)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income.................................................      (125,777)      (65,132)
  From net realized gain on investments......................................       (12,318)       (5,890)
                                                                               ------------  ------------
    Total distributions......................................................   (18,802,994)  (24,922,438)
                                                                               ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested...........................   426,976,337   237,835,679
  Decrease from capital shares repurchased...................................  (450,361,754) (279,569,655)
                                                                               ------------  ------------
    Net decrease from capital share transactions.............................   (23,385,417)  (41,733,976)
                                                                               ------------  ------------
Total increase in net assets.................................................    79,223,424    31,444,814
Net assets:
  Beginning of year..........................................................   673,254,399   641,809,585
                                                                               ------------  ------------
  End of year................................................................  $752,477,823* $673,254,399*
                                                                               ------------  ------------
                                                                               ------------  ------------
 * Includes undistributed net investment income of...........................  $         --  $    755,291
                                                                               ------------  ------------
                                                                               ------------  ------------

    The accompanying notes are an integral part of the financial statements.

         1830
                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.21        0.22        0.24        0.22        0.24*
  Net realized and unrealized gain
   (loss) on investments................       1.12        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.33        1.04        0.37        0.19        1.29
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.21)      (0.24)      (0.22)      (0.21)      (0.24)
  From net realized gain on
   investments..........................      (0.02)      (0.04)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.23)      (0.28)      (0.23)      (0.27)      (0.28)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      19.01%      16.80%       6.27%       3.14%       25.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 292,528   $ 286,203   $ 284,069   $ 317,847   $ 251,428
Ratio of net investment income to
 average net assets.....................       2.74%       3.17%       3.85%       3.30%        3.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.50%       1.59%       1.70%       1.67%        1.8%*
  Without expense reductions............       1.64%       1.66%       1.74%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

         1831
                         GT GLOBAL GROWTH & INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)      1996        1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    7.11   $    6.35   $    6.21   $    6.29   $    5.28
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.16        0.17        0.20        0.18        0.20
  Net realized and unrealized gain
   (loss) on investments................       1.13        0.82        0.13       (0.03)       1.05
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       1.29        0.99        0.33        0.15        1.25
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.17)      (0.20)      (0.18)      (0.17)      (0.20)
  From net realized gain on
   investments..........................      (0.02)      (0.03)      (0.01)      (0.06)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.04)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.19)      (0.23)      (0.19)      (0.23)      (0.24)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.21   $    7.11   $    6.35   $    6.21   $    6.29
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      18.28%      16.06%       5.57%       2.48%       24.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 456,893   $ 383,966   $ 356,796   $ 359,242   $ 150,768
Ratio of net investment income to
 average net assets.....................       2.09%       2.52%       3.20%       2.65%        2.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.15%       2.24%       2.35%       2.32%        2.5%
  Without expense reductions............       2.29%       2.31%       2.39%        N/A         N/A
Portfolio turnover rate++...............         50%         39%         83%        117%         24%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0151   $  0.0139         N/A         N/A         N/A

                                                       ADVISOR CLASS+
                                          ----------------------------------------
                                             YEAR                    JUNE 1, 1995
                                             ENDED      YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1997 (D)        1996          1995
                                          -----------   -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $  7.10       $    6.35     $    6.24
                                          -----------   -----------  -------------
Income from investment operations:
  Net investment income.................      0.23            0.23          0.11
  Net realized and unrealized gain
   (loss) on investments................      1.13            0.82          0.13
                                          -----------   -----------  -------------
    Net increase from investment
     operations.........................      1.36            1.05          0.24
                                          -----------   -----------  -------------
Distributions to shareholders:
  From net investment income............     (0.24)          (0.26)        (0.13)
  From net realized gain on
   investments..........................     (0.02)          (0.04)           --
  From sources other than net investment
   income...............................        --              --            --
                                          -----------   -----------  -------------
    Total distributions.................     (0.26)          (0.30)        (0.13)
                                          -----------   -----------  -------------
Net asset value, end of period..........   $  8.20       $    7.10     $    6.35
                                          -----------   -----------  -------------
                                          -----------   -----------  -------------
Total investment return (c).............     19.23%          17.19%         3.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 3,057       $   3,085     $     944
Ratio of net investment income to
 average net assets.....................      3.09%           3.52%         4.20%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................      1.15%           1.24%         1.35%(a)
  Without expense reductions............      1.29%           1.31%         1.39%(a)
Portfolio turnover rate++...............        50%             39%           83%
Average commission rate per share paid
 on portfolio transactions++............   $0.0151       $  0.0139           N/A

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 for the year ended October 31, 1993. Without such reimbursement, the expense ratio would have been 1.9% and the ratio of net investment income to average net assets would have been 3.2%.
 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.

         1832
                         GT GLOBAL GROWTH & INCOME FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Growth & Income Fund ("Fund") is a separate series of G.T. Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by, Chancellor LGT Asset Management, Inc. ("the Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Fund deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract

         1833
                         GT GLOBAL GROWTH & INCOME FUND

fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value of approximately $51,986,675 were on loan to brokers. The loans were secured by cash collateral of $54,846,747. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1997, the Fund

         1834
                         GT GLOBAL GROWTH & INCOME FUND

received $976,164 of income from securities lending which was used to offset the Fund's custody and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $200,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, the Fund had no loan outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the Fund was $2,560,909, with a weighted average interest rate of 6.41%. Interest expense for the Fund for the year ended October 31, 1997 was $5,014, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Funds' investment manager and administrator. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global , Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained $52,850 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $32 for the year ended October 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1997 GT Global collected CDSCs in the amount of $1,199,605. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

         1835
                         GT GLOBAL GROWTH & INCOME FUND

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40% and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1997, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $322,737,917 and $326,736,141, respectively. Purchases and sales of U.S. government obligations were $32,891,598 and $17,886,577, respectively, for the year ended October 31, 1997.

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

         1836
                         GT GLOBAL GROWTH & INCOME FUND

                           CAPITAL SHARE TRANSACTIONS


                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   37,585,791  $289,617,397   21,196,018  $143,350,526
Shares issued in connection with reinvestment of
  distributions................................................      935,467     7,161,559    1,500,319     9,894,388
                                                                 -----------  ------------  -----------  ------------
                                                                  38,521,258   296,778,956   22,696,337   153,244,914
Shares repurchased.............................................  (43,156,190) (332,338,391) (27,157,086) (182,477,096)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (4,634,932) $(35,559,435)  (4,460,749) $(29,232,182)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
CLASS B                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   12,634,686  $ 97,336,518    9,561,545  $ 63,970,280
Shares issued in connection with reinvestment of
  distributions................................................    1,087,287     8,343,350    1,656,409    10,934,244
                                                                 -----------  ------------  -----------  ------------
                                                                  13,721,973   105,679,868   11,217,954    74,904,524
Shares repurchased.............................................  (12,063,889)  (93,059,122) (13,373,837)  (89,395,191)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................    1,658,084  $ 12,620,746   (2,155,883) $(14,490,667)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

                                                                        YEAR ENDED                 YEAR ENDED
                                                                     OCTOBER 31, 1997           OCTOBER 31, 1996
                                                                 -------------------------  -------------------------
ADVISOR CLASS                                                      SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    3,177,501  $ 24,442,634    1,416,928  $  9,616,882
Shares issued in connection with reinvestment of
  distributions................................................        9,792        74,879       10,469        69,359
                                                                 -----------  ------------  -----------  ------------
                                                                   3,187,293    24,517,513    1,427,397     9,686,241
Shares repurchased.............................................   (3,248,879)  (24,964,241)  (1,141,817)   (7,697,368)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................      (61,586) $   (446,728)     285,580  $  1,988,873
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Manager directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the period ended October 31, 1997, the Fund's expenses were reduced by $33,680 under these arrangements.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,489,466 as a capital gain dividend for the fiscal year ended October 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 76% of the ordinary income dividends paid (including short-term capital gain distributions, if any) as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 1997.

         1837
                          AIM GLOBAL HIGH INCOME FUND
                     (FORMERLY GT GLOBAL HIGH INCOME FUND)
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors of AIM Investment Funds, Inc. and the Shareholders of AIM Global High Income Fund (formerly GT Global High Income Fund) and AIM Strategic Income Fund (formerly GT Global Strategic Income Fund):

We have audited the accompanying statement of assets and liabilities of AIM Global High Income Fund-Consolidated and AIM Strategic Income Fund, including the portfolios of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Global High Income Fund-Consolidated and AIM Strategic Income Fund as of April 30, 1998, the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and for the year ended October 31, 1997, and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JUNE 15, 1998

         1838
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                           April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (74.6%)
  Australia (1.9%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD            6,100,000   $  4,517,717         1.9
  Canada (2.4%)
    Canadian Government, 8% due 6/1/27 ...................   CAD            5,920,000      5,509,240         2.4
  Denmark (4.2%)
    Kingdom of Denmark, 7% due 11/10/24 ..................   DKK           56,700,000      9,736,506         4.2
  Germany (9.2%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           22,050,000     13,124,298         5.6
      6.25% due 1/4/24 ...................................   DEM            9,500,000      5,828,414         2.5
      7.5% due 11/11/04 ..................................   DEM            4,100,000      2,620,435         1.1
  Italy (8.4%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      8.5% due 1/1/04 ....................................   ITL       14,480,000,000      9,573,466         4.1
      7.25% due 11/1/26 ..................................   ITL       13,200,000,000      9,093,963         3.9
      9% due 11/1/23 .....................................   ITL        1,230,000,000      1,007,229         0.4
  South Africa (7.9%)
    Republic of South Africa, 12.5% due 1/15/02 ..........   ZAR           54,500,000     10,766,244         4.6
    Lesotho Highlands Water Authority, 12.5% due
     4/15/02 .............................................   ZAR           38,800,000      7,630,219         3.3
  Spain (1.8%)
    Spanish Government, 7.35% due 3/31/07 ................   ESP          550,000,000      4,179,545         1.8
  Sweden (3.6%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           54,800,000      8,435,397         3.6
  United Kingdom (10.6%)
    United Kingdom Treasury:
      9.5% due 4/18/05 ...................................   GBP            6,730,000     13,505,017         5.8
      6.75% due 11/26/04 .................................   GBP            6,390,000     11,173,150         4.8
  United States (23.3%)
    United States Treasury:
      6.625% due 5/15/07 .................................   USD           20,800,000     22,059,981         9.5
      8% due 11/15/21 ....................................   USD           17,000,000     21,146,407         9.1
      6.125% due 11/15/27 ................................   USD            5,800,000      5,939,563         2.6
    Federal National Mortgage Association, 6.375% due
     8/15/07 .............................................   AUD            7,300,000      4,850,335         2.1
  Uruguay (1.3%)
    Republic of Uruguay, 7.875% due 7/15/27 - 144A{.} ....   USD            3,000,000      3,060,000         1.3
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $169,806,388) ...........................................                               173,757,126
                                                                                        ------------
Corporate Bonds (15.8%)
  Germany (0.9%)
    Kredit Fuer Wiederaufbau International Finance, 7.25%
     due 7/16/07 .........................................   AUD            3,100,000      2,161,887         0.9

    The accompanying notes are an integral part of the financial statements.

         1839
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  South Africa (5.3%)
    Eskom, 11% due 6/1/08 ................................   ZAR           68,500,000   $ 12,029,725         5.2
    Development Bank of South Africa, due 12/31/27{=} ....   ZAR           39,300,000        238,211         0.1
  Tunisia (2.0%)
    Banque Centrais de Tunisie, 8.25% due 9/19/27 ........   USD            4,750,000      4,552,695         2.0
  United Kingdom (6.6%)
    SBC Jersey, 8.75% due 6/20/05 ........................   GBP            8,200,000     15,293,137         6.6
  United States (1.0%)
    Ford Motor Credit Co., 14% due 11/13/02 ..............   ZAR            8,000,000      1,608,946         0.7
    Walt Disney Co., 14% due 10/24/02 ....................   ZAR            3,300,000        666,205         0.3
                                                                                        ------------
Total Corporate Bonds (cost $36,208,675) .................                                36,550,806
                                                                                        ------------
Mortgage Backed (14.1%)
  Denmark (6.5%)
    Realkredit Bank, 7% due 10/1/29 ......................   DKK          103,408,000     15,225,198         6.5
  United States (7.6%)
    Government National Mortgage Association:
      Pool #462363, 7% due 11/15/27 ......................   USD            8,572,002      8,675,132         3.7
      Pool #780515, 9.5% due 12/15/21 ....................   USD            4,240,952      4,616,014         2.0
    Federal Home Loan Mortgage Association Pool #E62449,
     8.5% due 3/1/10 .....................................   USD            2,188,891      2,304,664         1.0
    Salomon Brothers Mortgage Securities VII Series 1997 -
     HUD1 Class AWAC, 6.0867% due 12/25/30 ...............   USD            2,158,243      2,177,127         0.9
                                                                                        ------------
Total Mortgage Backed (cost $32,531,938) .................                                32,998,135
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $238,547,001) .......                               243,306,067       104.5
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option: .............................   USD                   --             --          --
    CURRENCY OPTIONS
    Strike 1.82, expires 5/12/98 .........................                  2,550,000          3,680          --
    Strike 1.84, expires 5/7/98 ..........................                  4,500,000            441          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $26,535) .............................                                     4,121          --
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1840
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (4.7%)
  Mexico (4.7%)
    Mexican Cetes: .......................................   MXN                   --             --         4.7
      due 5/7/98 current yield 17.62% ....................                 25,000,000   $  2,941,293          --
      due 6/11/98 current yield 17.95% ...................                 22,039,910      2,547,366          --
      due 11/19/98 current yield 19.52% ..................                 23,844,450      2,533,958          --
      due 5/28/98 current yield 17.76% ...................                 20,900,000      2,433,110          --
      due 12/17/98 current yield 19.77% ..................                  4,800,000        502,362          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $11,178,125) ............................................                                10,958,089
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $11,178,125) ..........                                10,958,089         4.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $249,751,661)  * .................                               254,268,277       109.2
Other Assets and Liabilities .............................                               (21,527,345)       (9.2)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $232,740,932       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

-------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=}  Zero coupon bond.
          * For Federal income tax purposes, cost is $250,105,125 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   7,238,966
                 Unrealized depreciation:            (3,075,814)
                                                  -------------
                 Net unrealized appreciation:     $   4,163,152
                                                  -------------
                                                  -------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

         1841
                       AIM GLOBAL GOVERNMENT INCOME FUND
                  (FORMERLY GT GLOBAL GOVERNMENT INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                     UNREALIZED
                                           MARKET VALUE      CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE        DATE    (DEPRECIATION)
----------------------------------------  --------------   ------------  --------  --------------
Australian Dollars......................      12,589,578        1.53713   8/4/98    $    33,674
Australian Dollars......................       3,786,006        1.49887   8/4/98        (86,249)
Danish Kroner...........................       5,036,480        6.76600   8/4/98        (32,172)
Deutsche Marks..........................      12,092,282        1.78974   6/4/98         36,255
Deutsche Marks..........................       5,102,183        1.78923   8/4/98         13,847
Swedish Kronor..........................       5,350,910        7.97865   8/4/98        177,804
                                          --------------                           --------------
  Total Contracts to Buy (Payable amount
   $43,814,280).........................      43,957,439                                143,159
                                          --------------                           --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 18.89%.


CONTRACTS TO SELL:
---------------------------------------
Australian Dollars......................      18,551,692        1.45560   8/4/98        986,590
Australian Dollars......................       6,564,845        1.48227   8/4/98        224,732
Australian Dollars......................       2,127,834        1.48862   8/4/98         63,460
British Pounds..........................      11,894,754        0.59966   8/4/98        115,301
Canadian Dollars........................       5,421,805        1.42760   8/4/98         (2,921)
Danish Kroner...........................       8,517,863        6.88800   8/4/98        (97,421)
Danish Kroner...........................       2,294,095        7.00000   8/4/98        (62,524)
Danish Kroner...........................       1,962,046        6.89100   8/4/98        (23,285)
Danish Kroner...........................       1,786,842        6.66600   8/4/98        (19,924)
Deutsche Marks..........................       6,078,770        1.80780   8/4/98        (78,770)
Deutsche Marks..........................       5,051,802        1.81740   8/4/98        (91,802)
Deutsche Marks..........................       4,954,746        1.80800   8/4/98        (64,746)
Deutsche Marks..........................       4,050,720        1.80700   8/4/98        (50,720)
Deutsche Marks..........................       1,849,388        1.83600   8/4/98        (52,002)
Deutsche Marks..........................         213,134        1.81100   8/4/98         (3,134)
Italian Liras...........................       1,980,375     1800.00000   8/4/98        (35,931)
Spanish Pesetas.........................         303,227      153.32000   8/4/98         (3,201)
Swedish Kronor..........................       7,778,540        8.03548   8/4/98       (311,655)
                                          --------------                           --------------
  Total Contracts to Sell (Receivable
   amount $91,874,525)..................      91,382,478                                492,047
                                          --------------                           --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 39.26%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                            $   635,206
                                                                                   --------------
                                                                                   --------------

---------------
See Note 1 of Notes to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1842
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (76.0%)
  Algeria (3.0%)
    Algeria Tranche 1 Loan Assignment, 6.625% due
     9/4/06+ .............................................   USD            9,250,000   $  7,261,250         2.1
    Algeria Tranche 3 Loan Assignment, 1.75% due
     3/4/10+ .............................................   JPY          700,000,000      3,293,402         0.9
  Argentina (12.9%)
    Republic of Argentina:
      Global Bond, 9.75% due 9/19/27 .....................   USD           26,462,000     25,515,984         7.2
      Global Bond, 11.375% due 1/30/17 ...................   USD           11,836,000     13,093,575         3.7
      Par Bond Series L, 5.75% (6% at 4/99) due
       3/31/23++ .........................................   USD            5,100,000      3,885,563         1.1
      Discount Bond, 6.625% due 3/31/23+ .................   USD            3,500,000      3,016,563         0.9
  Brazil (15.2%)
    Republic of Brazil:
      C Bond, 5%, (8% at 4/00) due 4/15/14 (Effective rate
       at year end is 8%, including "payment-in-kind"
       bonds.)[.] ++ .....................................   USD           54,633,129     45,277,203        12.8
      Par Z-L Bond, 5.50%, (5.75% at 4/99) due
       4/15/24++ .........................................   USD            6,359,000      4,749,378         1.3
    Debt Conversion Bond Series L, 6.6875% due
     4/15/12+ ............................................   USD            4,814,000      3,827,130         1.1
  Bulgaria (5.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       (2.5% at 8/98) due 7/28/12++ ......................   USD           18,357,000     12,413,921         3.5
      Interest Arrears Bond, 6.625% due 7/28/11 -
       Euro+ .............................................   USD            7,000,000      5,534,375         1.6
  Croatia (1.8%)
    Croatian Government Series A, 6.625% due 7/31/10+ ....   USD            7,200,000      6,466,500         1.8
  Ecuador (2.6%)
    Ecuador, Past Due Interest Bond, 6.625% due
     2/27/15+ ............................................   USD           14,606,019      9,384,367         2.6
  Ivory Coast (1.0%)
    Ivory Coast Past Due Interest Bond, 1.9% due
     3/29/18 .............................................   FRF           55,000,000      3,683,444         1.0
  Jordan (1.0%)
    Kingdom of Jordan, 5% (5.5% at 12/98) due
     12/23/23++ ..........................................   USD            4,750,000      3,467,500         1.0
  Korea (4.1%)
    Republic of Korea, 8.875% due 4/15/08 ................   USD           12,600,000     12,424,230         3.5
    Korea Electric Power, 7% due 2/1/27 ..................   USD            2,510,000      2,154,200         0.6
  Mexico (3.2%)
    United Mexican States:
      Global Bond, 11.375% due 9/15/16{./} ...............   USD            5,859,000      6,885,790         1.9
      Global Bond, 11.5 due 5/15/26 ......................   USD            3,826,000      4,619,895         1.3
  Panama (1.7%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% (4% at 7/98) due
       7/17/14++ .........................................   USD            4,704,000      3,695,580         1.0
      8.875% due 9/30/27 .................................   USD            2,689,000      2,633,876         0.7
  Peru (1.6%)
    Republic of Peru, Past Due Interest Bond, 4% (4.5% at
     7/98) due 3/7/17++ ..................................   USD            8,107,000      5,527,961         1.6

    The accompanying notes are an integral part of the financial statements.

         1843
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Philippines (1.6%)
    Republic of Philippines, 8.875% due 4/15/08 -
     144A{.} .............................................   USD            3,650,000   $  3,610,215         1.0
    Bangko Sentral Pilipinas, 8.6% due 6/15/27 ...........   USD            2,416,000      2,202,099         0.6
  Russia (16.6%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Principal Loans, 6.72% due 12/15/20+ ................   USD           59,184,372     37,578,135        10.6
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Interest Notes, 6.72% due 12/15/15+ .................   USD           29,559,031     21,319,451         6.0
  Venezuela (4.6%)
    Republic of Venezuela, 9.25% due 9/15/27{./} .........   USD           18,355,000     16,257,941         4.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $252,885,532) ...........................................                               269,779,528
                                                                                        ------------
Corporate Bonds (18.5%)
  Argentina (1.2%)
    Mastellone Hermanos S.A., 11.75% due 4/1/08 -
     144A{.} .............................................   USD            1,943,000      2,006,148         0.6
    Telefonica de Argentina, 9.125% due 5/7/08 -
     144A{.} .............................................   USD            1,983,000      1,992,241         0.6
  Brazil (3.8%)
    Banco Do Brasil (Cayman), 9.375% due 6/15/07 .........   USD            5,816,000      5,728,760         1.6
    Banco Hipotecario Espana, 10% due 4/17/03 -
     144A{.} .............................................   USD            3,679,000      3,720,389         1.1
    Comtel Brasileira Ltd. "A", 10.75% due 9/26/04 -
     144A{.} .............................................   USD            2,328,000      2,386,200         0.7
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            1,378,000      1,384,890         0.4
  China (0.7%)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            3,210,000      2,557,889         0.7
  Hong Kong (1.1%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            2,434,000      2,056,730         0.6
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            2,100,000      1,715,280         0.5
  Indonesia (0.3%)
    Polysindo International Finance, 8.750% due
     4/22/99(::) .........................................   IDR       27,500,000,000      1,037,736         0.3
  Jamaica (1.0%)
    Mechala Group Jamaica:
      12.75% due 12/30/99 - Series B .....................   USD            2,846,000      2,618,320         0.7
      12.75% due 12/30/99 - Reg S{c} .....................   USD            1,288,000      1,184,960         0.3
  Korea (2.5%)
    Pohang Iron & Steel Co., Ltd.:
      8.26% due 2/19/99 ..................................   USD            5,000,000      4,961,455         1.4
      2% due 10/9/00 .....................................   JPY          224,000,000      1,506,764         0.4
    L.G.-Caltex Oil Corp., 12.75% due 3/31/01 -
     144A{.} .............................................   USD            2,112,000      2,148,960         0.6
    Korea Development Bank, 4.35% due 5/25/99 ............   JPY           60,300,000        432,960         0.1
  Malaysia (1.9%)
    Petroliam Nasional Bhd.:
      7.125% due 8/15/05 - 144A{.} .......................   USD            3,547,000      3,143,529         0.9
      7.625% due 10/15/26 - 144A{.} ......................   USD            1,469,000      1,283,172         0.4

    The accompanying notes are an integral part of the financial statements.

         1844
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Tenaga Nasional Bhd., 7.875% due 6/15/04 - 144A{.} ...   USD            2,416,000      2,281,078         0.6
  Mexico (3.5%)
    Petroleos Mexicanos:
      9.25% due 3/30/18 - 144A{.} ........................   USD            8,697,000   $  8,501,318         2.4
      9.5% due 9/15/27 - 144A{.} .........................   USD            3,968,000      3,977,920         1.1
  Russia (1.9%)
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            4,200,000      3,717,000         1.1
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            2,283,000      2,751,015         0.8
  Singapore (0.6%)
    Krung Thai Bank (Singapore), 6.73% due 9/30/04 .......   USD            2,500,000      2,131,250         0.6
                                                                                        ------------
Total Corporate Bonds (cost $74,463,170) .................                                65,225,964
                                                                                        ------------
Structured Notes (1.4%)
  Korea (1.4%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02[::]
      (Issued by a newly created Delaware Business Trust,
       collateralized by triple A paper. This trust
       certificate has a credit risk component linked to
       the value of a referenced security: Korean
       Development Bank 1.875% 2002.)
       (cost $5,050,000)  ................................   USD            5,050,000      5,024,750         1.4
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $332,398,702) .......                               340,030,242        95.9
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Structured Notes (3.7%)
  Indonesia (1.1%)
    Indonesia Credit Linked Unsecured Note due 5/27/98
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a credit risk component linked to the
       value of referenced securities issued by the Bank
       of Indonesia and the Republic of Indonesia.)  .....   USD            3,985,151      3,938,126         1.1
  Korea (2.6%)
    Korean Credit Linked Unsecured Note due 4/27/99[::]
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a currency and credit risk component
       linked to the value of referenced securities issued
       by the Korean Development Bank.)  .................   USD           10,937,647      9,375,751         2.6
                                                                                        ------------
Total Structured Notes (cost $13,133,663) ................                                13,313,877
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $13,133,663) ..........                                13,313,877         3.7
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1845
                  AIM GLOBAL HIGH INCOME FUND -- CONSOLIDATED
             (FORMERLY GT GLOBAL HIGH INCOME FUND -- CONSOLIDATED)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated April 30, 1998, with State Street Bank & Trust
   Co., due May 1, 1998, for an effective yield of 5.44%
   collateralized by $7,815,000 U.S. Treasury Bills,
   6.125% due 8/31/98 (market value of collateral is
   $7,912,688, including accrued interest). (cost
   $7,757,000)  ..........................................                              $  7,757,000         2.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $353,289,365)  * .................                               361,101,119       101.8
Other Assets and Liabilities .............................                                (6,411,126)       (1.8)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $354,689,993       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

-------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for derivative instruments. (See Note 1 of Notes to Financial Statements.)
       [::] Certain events may cause the contract to terminate prior to date shown.
          * For Federal income tax purposes, cost is $353,438,753 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  19,507,848
                 Unrealized depreciation:           (11,845,482)
                                                  -------------
                 Net unrealized appreciation:     $   7,662,366
                                                  -------------
                                                  -------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                 SWAP CONTRACT
                                 APRIL 30, 1998

                                           TERMINATION                      NOTIONAL
DESCRIPTION                                    DATE         CURRENCY         AMOUNT          VALUE
----------------------------------------  --------------  -------------  ---------------  -----------
Mexico Credit Default Swap with
 semiannual payments (fixed rate payment
 1.72%).................................   3/31/2000[::]          USD    $    12,330,000  $   (58,987)
  Contract counterparty is J.P. Morgan
   Securities, Inc. The contract value
   is related to the credit quality of a
   referenced security: United Mexican
   States 11.5% Global Bond due May 15,
   2026.

-------------

       [::] Certain events may cause the contract to terminate prior to date shown.

-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................     3,932,754         6.05000  10/15/98     $(62,400)
Japanese Yen............................     1,464,502       122.90000   7/31/98       91,202
Japanese Yen............................       440,309       121.90000   7/31/98       31,257
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $5,897,624)...................     5,837,565                                 60,059
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 1.65%.
  Total Open Forward Foreign Currency
   Contracts............................                                             $ 60,059
                                                                                  --------------
                                                                                  --------------

---------------
See Note 1 of Notes to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

         1846
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                            PORTFOLIO OF INVESTMENTS

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (65.4%)
  Algeria (1.3%)
    Algeria Tranche 1 Loan Assignment, 6.625% due
     9/4/06+ .............................................   USD            5,500,000   $  4,317,500         1.1
    Algeria Tranche 3 Loan Assignment, 1.75% due
     3/4/10+ .............................................   JPY          150,000,000        705,729         0.2
  Argentina (4.3%)
    Republic of Argentina:
      Global Bond, 11.375% due 1/30/17 ...................   USD            7,575,000      8,379,844         2.2
      Global Bond, 9.75% due 9/19/27 .....................   USD            5,192,000      5,006,386         1.3
      Par Bond Series L, 5.75% (6% at 4/99) due
       3/31/23++ .........................................   USD            2,500,000      1,904,688         0.5
      Discount Bond, 6.625% due 3/31/23+ .................   USD            1,445,000      1,245,409         0.3
  Australia (2.4%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           12,290,000      9,102,089         2.4
  Brazil (6.1%)
    Republic of Brazil:
      C Bond, 5% (8% at 4/00) due 4/15/14 (Effective rate
       at year end is 8%, including "payment-in-kind"
       bonds.)[.] ++ .....................................   USD           22,694,868     18,808,372         4.9
      Par Z-L Bond, 5.5% (5.75% at 4/99) due 4/15/24++ ...   USD            3,861,000      2,883,684         0.7
      Debt Conversion Bond Series L, 6.6875% due
       4/15/12+ ..........................................   USD            2,562,000      2,036,790         0.5
  Bulgaria (1.6%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       (2.5% at 7/98)due 7/28/12++ .......................   USD            7,396,000      5,001,545         1.3
      Interest Arrears Bond, 6.625% due 7/28/11+ .........   USD            1,586,000      1,253,931         0.3
  Canada (1.0%)
    Canadian Government, 8% due 6/1/27 ...................   CAD            4,230,000      3,936,501         1.0
  Croatia (0.9%)
    Croatian Government Series A, 6.625% due 7/31/10+ ....   USD            3,700,000      3,323,063         0.9
  Denmark (1.7%)
    Kingdom of Denmark, 7% due 11/10/24 ..................   DKK           39,300,000      6,748,583         1.7
  Ecuador (0.8%)
    Ecuador, Past Due Interest Bond, 6.625% due
     2/27/15+ ............................................   USD            4,733,298      3,041,144         0.8
  Germany (7.5%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           35,500,000     21,120,150         5.5
      6.25% due 1/4/24 ...................................   DEM           12,700,000      7,791,669         2.0
  Italy (2.5%)
    Italian Government, 7.25% due 11/1/26 ................   ITL       11,000,000,000      7,578,302         2.0
    Italian Buoni Poliennali Del Tesoro (BTPS), 8.5% due
     1/1/04 ..............................................   ITL        2,730,000,000      1,804,942         0.5
  Ivory Coast (0.2%)
    Ivory Coast Past Due Interest Bond, 1.9% due
     3/29/18 .............................................   FRF           12,000,000        803,661         0.2
  Jordan (0.6%)
    Kingdom of Jordan, 5% (5.5% at 12/98) due
     12/23/23++ ..........................................   USD            3,250,000      2,372,500         0.6
  Korea (1.8%)
    Republic of Korea, 8.875% due 4/15/08 ................   USD            4,570,000      4,506,249         1.2

    The accompanying notes are an integral part of the financial statements.

         1847
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
    Korea Electric Power, 7% due 2/1/27 ..................   USD            2,540,000   $  2,179,947         0.6
  Netherlands (0.8%)
    Netherlands Government Bond, 5.5% due 1/15/28 ........   NLG            6,000,000      2,934,641         0.8
  New Zealand (1.8%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           12,000,000      6,930,003         1.8
  Panama (0.9%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% (4% at 7/98) due
       7/17/14++ .........................................   USD            2,917,000      2,291,668         0.6
      8.875% due 9/30/27 .................................   USD            1,373,000      1,344,854         0.3
  Peru (0.8%)
    Republic of Peru, Past Due Interest Bond, 4% (4.5% at
     7/98) due 3/7/17++ ..................................   USD            4,776,000      3,256,635         0.8
  Philippines (0.5%)
    Republic of Philippines, 8.875% due 4/15/08 -
     144A{.} .............................................   USD            1,330,000      1,315,503         0.3
    Bangko Sentral Pilipinas, 8.6% due 6/15/27 ...........   USD              933,000        850,397         0.2
  Russia (5.5%)
    Bank for Foreign Economic Affairs (Venesheconombank)
     Principal Loans, 6.72%due 12/15/20+ .................   USD           23,161,492     14,707,547         3.8
    Bank for Foreign Economic Affairs (Venesheconombank)
     Interest Notes, 6.72% due 12/15/15+ .................   USD            8,905,352      6,422,985         1.7
  South Africa (2.6%)
    Republic of South Africa, 12.5% due 1/15/02 ..........   ZAR           51,800,000     10,232,871         2.6
  Sweden (0.7%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           19,000,000      2,924,681         0.7
  United Kingdom (7.6%)
    United Kingdom Conversion, 9.5% due 4/18/05 ..........   GBP            7,400,000     14,849,498         3.8
    United Kingdom Treasury, 7.5% due 12/7/06 ............   GBP            8,000,000     14,820,241         3.8
  United States (9.9%)
    United States Treasury:
      6.875% due 8/15/25{./} .............................   USD           14,500,000     16,127,851         4.2
      6.50% due 10/15/06{./} .............................   USD           13,170,000     13,808,179         3.6
      6.625% due 5/15/07 .................................   USD            3,900,000      4,136,895         1.1
    Federal National Mortgage Association, 7.25% due
     6/20/02 .............................................   NZD            7,000,000      3,804,876         1.0
  Venezuela (1.6%)
    Republic of Venezuela, 9.25% due 9/15/27 .............   USD            6,989,000      6,190,507         1.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $246,787,697) ...........................................                               252,802,510
                                                                                        ------------
Corporate Bonds (18.7%)
  Argentina (0.2%)
    Mastellone Hermanos S.A., 11.75% due 4/1/08 -
     144A{.} .............................................   USD              745,000        769,213         0.2
  Brazil (0.9%)
    Banco Hipotecario Espana, 10% due 4/17/03 -
     144A{.} .............................................   USD            1,675,000      1,693,844         0.4

    The accompanying notes are an integral part of the financial statements.

         1848
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Comtel Brasileira Ltd. "A", 10.75% due 9/26/04 -
     144A{.} .............................................   USD            1,171,000      1,200,275         0.3
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD              813,000   $    817,065         0.2
  Canada (0.2%)
    Trench Electric & Trench, Inc., 10.25% due 12/15/07 -
     144A{.} .............................................   USD              875,000        881,563         0.2
  China (0.4%)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            1,720,000      1,370,582         0.4
  Hong Kong (0.5%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            1,210,000      1,022,450         0.3
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            1,100,000        898,480         0.2
  Jamaica (0.2%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg
     S{c} ................................................   USD              719,000        661,480         0.2
  Korea (0.6%)
    L.G.-Caltex Oil Corp., 12.75% due 3/31/01 -
     144A{.} .............................................   USD              902,000        917,785         0.3
    Pohang Iron & Steel, 2% due 10/9/00 ..................   JPY          119,000,000        800,469         0.2
    Korea Development Bank, 4.35% due 5/25/99 ............   JPY           32,000,000        229,763         0.1
  Malaysia (0.7%)
    Petroliam Nasional Bhd.:
      7.125% due 8/15/05 - 144A{.} .......................   USD            1,908,000      1,690,965         0.4
      7.875% due 6/15/04 - 144A{.} .......................   USD              933,000        880,897         0.2
    Petroliam Nasional Bhd., 7.625% due 10/15/26 -
     144A{.} .............................................   USD              575,000        502,263         0.1
  Mexico (2.8%)
    Petroleos Mexicanos:
      9.25% due 3/30/18 - 144A{.} ........................   USD            8,010,000      7,829,775         2.0
      9.5% due 9/15/27 - 144A{.} .........................   USD            2,028,000      2,033,070         0.5
    Monterrey Power, S.A. de C.V., 9.625% due 11/15/09 -
     144A{.} .............................................   USD            1,245,000      1,257,450         0.3
  Russia (0.7%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            1,526,000      1,838,830         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            1,040,000        920,400         0.2
  Singapore (0.2%)
    Krung Thai Bank (Singapore), 6.73% due 9/30/04 .......   USD            1,000,000        852,500         0.2
  United States (11.3%)
    Chase Manhattan Corp., 6.25% due 1/15/06 .............   USD            2,835,000      2,800,674         0.7
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000      2,743,411         0.7
    Engle Homes, Inc., 9.25% due 2/1/08 ..................   USD            2,350,000      2,376,320         0.6
    Unisys Corp., 7.875% due 4/1/08 ......................   USD            2,350,000      2,355,875         0.6
    United Stationers Supply, 8.375% due 4/15/08 -
     144A{.} .............................................   USD            2,000,000      2,015,000         0.5
    Globalstar LP Capital, 11.375% due 2/15/04 ...........   USD            1,900,000      1,957,000         0.5
    Lenfest Communications, 8.25% due 2/15/08 -
     144A{.} .............................................   USD            1,850,000      1,884,040         0.5
    Hollywood Casino Corp., 12.75% due 11/1/03 ...........   USD            1,700,000      1,878,500         0.5
    Eagle Family Foods, 8.75% due 1/15/08 - 144A{.} ......   USD            1,875,000      1,856,250         0.5
    Riddell Sports, Inc., 10.5% due 7/15/07 ..............   USD            1,700,000      1,768,000         0.5
    Accuride Corp., 9.25% due 2/1/08 - 144A{.} ...........   USD            1,725,000      1,725,000         0.5
    Graham Packaging/GPC Capital, 8.75% due 1/15/08 -
     144A{.} .............................................   USD            1,725,000      1,725,000         0.5

    The accompanying notes are an integral part of the financial statements.

         1849
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Smithfield Foods, Inc., 7.625% due 2/15/08 -
     144A{.} .............................................   USD            1,725,000      1,712,063         0.5
    Trump Atlantic Association Funding, Inc., 11.25% due
     5/1/06 ..............................................   USD            1,700,000   $  1,702,125         0.4
    ACME Metal, Inc., 10.875% due 12/15/07 - 144A{.} .....   USD            1,500,000      1,517,580         0.4
    Lin Television Corp., 8.375% due 3/1/08 - 144A{.} ....   USD            1,500,000      1,492,668         0.4
    Drypers Corp. Series B, 10.25% due 6/15/07 ...........   USD            1,300,000      1,339,000         0.4
    Chancellor Media Corp., 8.125% due 12/15/07 -
     144A{.} .............................................   USD            1,300,000      1,303,250         0.4
    BTI Telecommunications Corp., 10.5% due 9/15/07 -
     144A{.} .............................................   USD              885,000        931,463         0.3
    Penn National Gaming, Inc., 10.625% due 12/15/04 -
     144A{.} .............................................   USD              875,000        918,750         0.2
    Norampac, Inc., 9.5% due 2/1/08 - 144A{.} ............   USD              885,000        915,975         0.2
    Hard Rock Hotel, Inc., 9.25% due 4/1/05 - 144A{.} ....   USD              880,000        900,350         0.2
    Revlon Consumer Products, 8.625% due 2/2/08 -
     144A{.} .............................................   USD              885,000        887,213         0.2
    Duane Reade, Inc., 9.25% due 2/15/08 .................   USD              885,000        884,706         0.2
    Allbritton Communication, 8.875% due 2/1/08 -
     144A{.} .............................................   USD              885,000        880,575         0.2
    Anker Coal Group, Inc., 9.75% due 10/1/07 -
     144A{.} .............................................   USD              875,000        855,313         0.2
    Syratech Corp., 11% due 4/15/07 ......................   USD              880,000        756,800         0.2
    Delco Remy International, Inc., 8.625% due
     12/15/07 ............................................   USD              650,000        659,484         0.2
    Pillowtex Corp., 9% due 12/15/07 - 144A{.} ...........   USD              435,000        453,488         0.1
                                                                                        ------------
Total Corporate Bonds (cost $72,365,567) .................                                72,264,992
                                                                                        ------------
Mortgage Backed (10.4%)
  Denmark (1.1%)
    Realkredit Danmark, 6% due 10/1/26 ...................   DKK           29,317,000      4,210,612         1.1
  United States (9.3%)
    Government National Mortgage Association:
      TBA Pass Thru Pool, 6.5% due 5/15/28{*} ............   USD           14,000,000     13,877,500         3.6
      TBA Pass Thru Pool, 6% due 5/15/28{*} ..............   USD           14,000,000     13,562,500         3.5
    Federal National Mortgage Association Pool #313439, 7%
     due 3/1/04 ..........................................   USD            8,313,847      8,451,549         2.2
                                                                                        ------------
Total Mortgage Backed (cost $39,883,101) .................                                40,102,161
                                                                                        ------------
Structured Notes (0.5%)
  Korea (0.5%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02[::]
      (Issued by a newly created Delaware Business Trust,
       collateralized by triple A paper. This trust
       certificate has a credit risk component linked to
       the value of a referenced security: Korean
       Development Bank 1.875% 2002.)
       (cost $1,930,000)  ................................   USD            1,930,000      1,920,350         0.5
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $360,966,365) .......                               367,090,013        95.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1850
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option: .............................   USD                   --             --          --
    CURRENCY OPTIONS
    Strike 1.82, expires 5/12/98 .........................                  2,320,000          3,348          --
    Strike 1.84, expires 5/7/98 ..........................                  4,100,000            402          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $24,164) .............................                                     3,750          --
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (7.2%)
  United States (7.2%)
    Ford Motor Credit Corp., effective yield 5.69%, due
     5/20/98{./} .........................................   USD           14,000,000   $ 13,959,361         3.6
    General Electric Co., effective yield 5.69%, due
     5/20/98{./} .........................................   USD           14,000,000     13,959,361         3.6
                                                                                        ------------
Total Commercial Paper - Discounted (cost $27,918,722) ...                                27,918,722
                                                                                        ------------
Government & Government Agency Obligations (1.5%)
  Mexico (1.5%)
    Mexican Cetes: .......................................   MXN                   --             --         1.5
      current yield 19.77% due 12/17/98 ..................                 29,250,000      3,061,270          --
      current yield 19.52% due 11/19/98 ..................                 23,350,000      2,481,413          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $5,517,534) .............................................                                 5,542,683
                                                                                        ------------
Structured Notes (1.3%)
  Indonesia (0.4%)
    Indonesia Credit Linked Unsecured Note due 5/27/98
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a credit risk component linked to the
       value of referenced securities issued by the Bank
       of Indonesia and the Republic of
       Indonesia.)  ......................................   USD            1,600,000      1,581,120         0.4

    The accompanying notes are an integral part of the financial statements.

         1851
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Structured Notes (Continued)
  Korea (0.9%)
    Korean Credit Linked Unsecured Note due 4/27/99[::]
      (Issued by Salomon Smith Barney Holdings, Inc. This
       note has a currency and credit risk component
       linked to the value of referenced securities issued
       by the Korean Development Bank.)  .................   USD            4,055,000      3,475,946         0.9
                                                                                        ------------
Total Structured Notes (cost $4,989,984) .................                                 5,057,066
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $38,426,240) ..........                                38,518,471        10.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,416,769)  * .................                               405,612,234       105.0
Other Assets and Liabilities .............................                               (19,242,576)       (5.0)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $386,369,658       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

-------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for derivative instruments. (See Note 1 of Notes to the Financial Statements.)
        {*}  Purchased on a forward commitment basis.
       [::] Certain events may cause the contract to terminate prior to date shown.
          * For Federal income tax purposes, cost is $400,141,188 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,468,208
                 Unrealized depreciation:            (5,997,162)
                                                  -------------
                 Net unrealized appreciation:     $   5,471,046
                                                  -------------
                                                  -------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

         1852
                           AIM STRATEGIC INCOME FUND
                   (FORMERLY GT GLOBAL STRATEGIC INCOME FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                 April 30, 1998

-------------------------------------------------------------------------------
                                 SWAP CONTRACT
                                 APRIL 30, 1998

                                           TERMINATION                      NOTIONAL
DESCRIPTION                                    DATE         CURRENCY         AMOUNT         VALUE
----------------------------------------  --------------  -------------  --------------  -----------
Mexico Credit Default Swap with
 semiannual payments (fixed rate payment
 1.72%).................................   3/31/2000[::]          USD    $    4,730,000  $   (22,628)
  Contract counterparty is J.P. Morgan
   Securities, Inc. The contract value
   is related to the credit quality of a
   referenced security: United Mexican
   States 11.5% Global Bond due May 15,
   2026.

-------------

       [::] Certain events may cause the contract to terminate prior to date shown.

-------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                 APRIL 30, 1998

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................     2,139,576         1.59713    8/4/98     $  5,723
Canadian Dollars........................     5,121,354         1.41700    5/4/98      (45,901)
Canadian Dollars........................     2,222,844         1.43000    5/4/98          466
Deutsche Marks..........................    10,808,436         1.78974    8/4/98       32,406
Deutsche Marks..........................       965,153         1.78923    8/4/98        2,619
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $21,262,050).........................    21,257,363                                 (4,687)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 5.50%.


CONTRACTS TO SELL:
---------------------------------------
Australian Dollars......................     9,132,337         1.45560    8/4/98      485,663
Australian Dollars......................     1,696,005         1.48862    8/4/98       50,581
British Pounds..........................    10,672,577         0.59956    8/4/98      103,454
Canadian Dollars........................     5,245,856         1.45170    5/4/98      (79,499)
Canadian Dollars........................     2,098,342         1.43700    5/4/98      (10,660)
Canadian Dollars........................     2,227,314         1.42760    8/4/98       (1,200)
Danish Kroner...........................     1,679,928         7.00000    8/4/98      (45,785)
Deutsche Marks..........................    11,068,307         1.80715    8/4/98     (139,497)
Deutsche Marks..........................     3,306,482         1.83600    8/4/98      (92,974)
French Francs...........................       858,055         6.05000  10/15/98      (13,615)
Japanese Yen............................       779,174       122.90000   7/31/98       48,523
Japanese Yen............................       233,666       121.89988   7/31/98       16,588
New Zealand Dollars.....................    10,961,561         1.81159    8/4/98      (31,961)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $60,249,222)..................    59,959,604                                289,618
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.52%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                             $284,931
                                                                                  --------------
                                                                                  --------------

---------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1853
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                 April 30, 1998

-------------------------------------------------------------------------------

                                                              AIM
                                          -------------------------------------------
                                             GLOBAL
                                           GOVERNMENT     GLOBAL HIGH
                                             INCOME      INCOME FUND-     STRATEGIC
                                              FUND       CONSOLIDATED      INCOME
                                           (UNAUDITED)     (NOTE 1)         FUND
                                          -------------  -------------  -------------
Assets:
  Investments in securities, at value
   (cost $249,751,661; $353,289,365; and
   $399,416,769, respectively) (Note
   1)...................................  $ 254,268,277  $361,101,119   $ 405,612,234
  U.S. currency.........................            387           598         812,050
  Foreign currencies....................      4,288,644         4,140       4,446,776
  Interest receivable...................      6,347,624     5,445,023       6,216,285
  Receivable for forward foreign
   currency contracts -- closed (Note
   1)...................................        211,857            --         597,961
  Receivable for Fund shares sold.......      1,302,028     2,282,498       1,032,304
  Receivable for open forward foreign
   currency contracts, net (Note 1).....        635,206        60,059         284,931
  Receivable for securities sold........      3,909,049    33,894,448      23,058,652
                                          -------------  -------------  -------------
    Total assets........................    270,963,072   402,787,885     442,061,193
                                          -------------  -------------  -------------
Liabilities:
  Payable for custodian fees............         49,193        30,200          81,705
  Payable for Directors' and Trustees'
   fees and expenses (Note 2)...........          2,577         3,975             302
  Payable for fund accounting fees (Note
   2)...................................          5,186         7,573           8,223
  Payable for Fund shares repurchased
   (Note 2).............................      4,399,466     1,541,198       2,846,926
  Payable for investment management and
   administration fees (Note 2).........        147,478       273,226         259,083
  Payable for loan outstanding (Note
   1)...................................     21,178,000            --       1,000,000
  Payable for printing and postage
   expenses.............................         97,549        68,350          81,902
  Payable for professional fees.........         25,749        42,925          24,286
  Payable for registration and filing
   fees.................................         13,802        10,318           4,916
  Payable for securities purchased......     11,988,950    45,736,627      50,989,400
  Payable for service and distribution
   expenses (Note 2)....................        126,880       222,467         251,157
  Payable for transfer agent fees (Note
   2)...................................        143,845        72,177         108,413
  Swap contracts outstanding............             --        58,987          22,628
  Other accrued expenses................         43,465        29,769          12,594
                                          -------------  -------------  -------------
    Total liabilities...................     38,222,140    48,097,792      55,691,535
    Minority interest (Notes 1 & 2).....             --           100              --
                                          -------------  -------------  -------------
Net assets..............................  $ 232,740,932  $354,689,993   $ 386,369,658
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Class A:
  Net asset value and redemption price
   per share ($130,245,759 DIVIDED BY
   14,942,768; $130,645,479 DIVIDED BY
   9,958,093; and $131,367,400 DIVIDED
   BY 10,690,444 shares outstanding,
   respectively)........................  $        8.72  $      13.12   $       12.29
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
  Maximum offering price per share
   (100/95.25 of $8.72; 100/95.25 of
   $13.12; and 100/95.25 of $12.29,
   respectively) *......................  $        9.15  $      13.77   $       12.90
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Class B:+
  Net asset value and offering price per
   share ($102,299,230 DIVIDED BY
   11,735,659; $221,039,186 DIVIDED BY
   16,866,817; and $254,225,104 DIVIDED
   BY 20,671,013 shares outstanding,
   respectively)........................  $        8.72  $      13.10   $       12.30
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Advisor Class:
  Net asset value, offering, and
   redemption price per share ($195,943
   DIVIDED BY 22,401; $3,005,328 DIVIDED
   BY 230,053; and $777,154 DIVIDED BY
   63,127 shares outstanding,
   respectively)........................  $        8.75  $      13.06   $       12.31
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------
Net assets consist of:
  Paid in capital (Note 4)..............  $ 372,865,738  $337,218,506   $ 441,635,549
  Undistributed/Accumulated net
   investment income....................      1,018,033     1,361,701         165,400
  Accumulated net realized gain (loss)
   on investments.......................   (146,316,185)    8,330,019     (61,899,072)
  Net unrealized appreciation on
   translation of assets and
   liabilities..........................        656,730        27,000         294,944
  Net unrealized appreciation of
   investments..........................      4,516,616     7,752,767       6,172,837
                                          -------------  -------------  -------------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $ 232,740,932  $354,689,993   $ 386,369,658
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------

---------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1854
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                            STATEMENTS OF OPERATIONS

                        Six months ended April 30, 1998

-------------------------------------------------------------------------------

                                                                                         AIM
                                                                       ---------------------------------------
                                                                         GLOBAL
                                                                       GOVERNMENT   GLOBAL HIGH
                                                                         INCOME     INCOME FUND-    STRATEGIC
                                                                          FUND      CONSOLIDATED     INCOME
                                                                       (UNAUDITED)    (NOTE 1)        FUND
                                                                       -----------  ------------   -----------
Investment income: (Note 1)
  Interest income....................................................  $10,992,699  $ 24,460,748   $19,799,049
  Securities lending income..........................................      313,851       662,637       677,327
                                                                       -----------  ------------   -----------
    Total investment income..........................................   11,306,550    25,123,385    20,476,376
                                                                       -----------  ------------   -----------
Expenses:
  Investment management and administration fees (Note 2).............      961,579     1,764,370     1,460,302
  Amortization of organization costs (Note 1)........................           --           692            --
  Custodian Fees.....................................................       99,007        54,900       126,700
  Directors' and Trustees' fees and expenses (Note 2)................        4,525         9,326         6,430
  Fund accounting fees (Note 2)......................................       34,976        46,902        53,088
  Interest expense...................................................      425,956        17,282        11,355
  Printing and postage expenses......................................       33,485        66,985        72,401
  Professional fees..................................................       58,096        68,554        77,300
  Registration and filing fees (Note 1)..............................       29,322        16,675        27,150
  Service and distribution expenses: (Note 2)
    Class A..........................................................      264,969       228,195       235,253
    Class B..........................................................      567,064     1,109,235     1,338,087
  Transfer agent fees (Note 2).......................................      305,528       322,530       423,540
  Other expenses.....................................................        5,612         8,524         8,145
                                                                       -----------  ------------   -----------
  Total expenses.....................................................    2,790,119     3,714,170     3,839,751
                                                                       -----------  ------------   -----------
Net investment income................................................    8,516,431    21,409,215    16,636,625
                                                                       -----------  ------------   -----------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain (loss) on investments............................   (5,554,013)    8,329,245     3,769,467
  Net realized gain (loss) on foreign currency transactions..........    5,895,662    (2,059,452)    3,468,998
                                                                       -----------  ------------   -----------
    Net realized gain during the period..............................      341,649     6,269,793     7,238,465
                                                                       -----------  ------------   -----------
  Net change in unrealized appreciation (depreciation) on translation
   of assets and liabilities in foreign currencies...................   (3,252,473)      946,476    (1,450,607)
  Net change in unrealized appreciation of investments...............    4,464,608     3,389,849       158,475
                                                                       -----------  ------------   -----------
    Net unrealized appreciation (depreciation) during the period.....    1,212,135     4,336,325    (1,292,132)
                                                                       -----------  ------------   -----------
Net realized and unrealized gain on investments and foreign
 currencies..........................................................    1,553,784    10,606,118     5,946,333
                                                                       -----------  ------------   -----------
Net increase in net assets resulting from operations.................  $10,070,215  $ 32,015,333   $22,582,958
                                                                       -----------  ------------   -----------
                                                                       -----------  ------------   -----------

    The accompanying notes are an integral part of the financial statements.

         1855
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                      STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                                  AIM
                                     ----------------------------------------------------------------------------------------------
                                     GLOBAL GOVERNMENT INCOME FUND         GLOBAL HIGH INCOME
                                     ------------------------------        FUND-CONSOLIDATED             STRATEGIC INCOME FUND
                                       SIX MONTHS                    ------------------------------  ------------------------------
                                         ENDED         YEAR ENDED      SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                     APRIL 30, 1998    OCTOBER 31,       ENDED         OCTOBER 31,       ENDED         OCTOBER 31,
                                      (UNAUDITED)         1997       APRIL 30, 1998       1997       APRIL 30, 1998       1997
                                     --------------   -------------  --------------   -------------  --------------   -------------
Increase (decrease) in net assets
Operations:
  Net investment income............  $   8,516,431    $  19,128,003  $  21,409,215    $  31,937,784  $  16,636,625    $  27,580,494
  Net realized gain on investments
   and foreign currency
   transactions....................        341,649          246,114      6,269,793       69,702,746      7,238,465       39,498,013
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies......................     (3,252,473)       5,553,094        946,476       (1,099,793)    (1,450,607)       2,627,595
  Net change in unrealized
   appreciation (depreciation) of
   investments.....................      4,464,608      (11,452,067)     3,389,849      (36,470,606)       158,475      (26,190,807)
                                     --------------   -------------  --------------   -------------  --------------   -------------
    Net increase in net assets
     resulting from operations.....     10,070,215       13,475,144     32,015,333       64,070,131     22,582,958       43,515,295
                                     --------------   -------------  --------------   -------------  --------------   -------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment income.......     (4,583,533)      (6,827,721)    (7,715,585)     (12,555,399)    (4,692,291)     (10,228,265)
  From net realized gain on
   investments.....................             --               --    (24,244,657)      (2,751,509)            --               --
  In excess of net investment
   income..........................             --       (4,449,488)            --               --             --         (775,601)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment income.......     (2,902,894)      (4,503,257)   (12,421,981)     (17,789,317)    (8,398,431)     (18,434,103)
  From net realized gain on
   investments.....................             --               --    (40,998,478)      (3,911,565)            --               --
  In excess of net investment
   income..........................             --       (2,934,682)            --               --             --       (1,397,843)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment income.......        (11,971)          (4,070)      (213,548)      (1,289,469)       (29,497)         (43,148)
  From net realized gain on
   investments.....................             --               --       (625,775)        (264,339)            --               --
  In excess of net investment
   income..........................             --           (2,653)            --               --             --           (3,272)
                                     --------------   -------------  --------------   -------------  --------------   -------------
      Total distributions..........     (7,498,398)     (18,721,871)   (86,220,024)     (38,561,598)   (13,120,219)     (30,882,232)
                                     --------------   -------------  --------------   -------------  --------------   -------------
Capital share transactions: (Note
4)
  Increase from capital shares sold
   and reinvested..................    591,892,734      667,541,828    173,649,654      561,523,639    109,089,465      335,031,026
  Decrease from capital shares
   repurchased.....................   (643,833,097)    (787,794,141)  (130,547,381)    (665,858,246)  (152,806,341)    (445,823,540)
                                     --------------   -------------  --------------   -------------  --------------   -------------
    Net decrease from capital share
     transactions..................    (51,940,363)    (120,252,313)    43,102,273     (104,334,607)   (43,716,876)    (110,792,514)
                                     --------------   -------------  --------------   -------------  --------------   -------------
Total increase (decrease) in net
 assets............................    (49,368,546)    (125,499,040)   (11,102,418)     (78,826,074)   (34,254,137)     (98,159,451)
Net assets:
  Beginning of period..............    282,109,478      407,608,518    365,792,411      444,618,485    420,623,795      518,783,246
                                     --------------   -------------  --------------   -------------  --------------   -------------
  End of period  *.................  $ 232,740,932    $ 282,109,478  $ 354,689,993    $ 365,792,411  $ 386,369,658    $ 420,623,795
                                     --------------   -------------  --------------   -------------  --------------   -------------
                                     --------------   -------------  --------------   -------------  --------------   -------------
 * Includes undistributed
   (distributions in excess of) net
   investment income...............  $   1,018,033    $          --  $   1,361,701    $     303,600  $     165,400    $  (3,351,006)
                                     --------------   -------------  --------------   -------------  --------------   -------------
                                     --------------   -------------  --------------   -------------  --------------   -------------

    The accompanying notes are an integral part of the financial statements.

         1856
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 Global Government Income Fund
                                          ----------------------------------------------------------------------------
                                                                            Class A
                                          ----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                          Year ended October 31,
                                          APRIL 30, 1998   -----------------------------------------------------------
                                          (UNAUDITED)(d)     1997(d)      1996(d)     1995(d)     1994(d)     1993(d)
                                          --------------   -----------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $   8.62         $   8.74    $   8.81    $   8.63    $  11.07    $   9.83
                                          --------------   -----------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................        0.29             0.52        0.57        0.62        0.65        0.74
  Net realized and unrealized gain
   (loss) on investments................        0.07            (0.13)       0.03        0.15       (1.52)       1.34
                                          --------------   -----------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............        0.36             0.39        0.60        0.77       (0.87)       2.08
                                          --------------   -----------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............       (0.26)           (0.31)      (0.57)      (0.59)      (0.65)      (0.74)
  From net realized gain on
   investments..........................          --               --       (0.10)         --       (0.27)         --
  In excess of net investment income....          --            (0.20)         --          --          --          --
  In excess of net realized gain on
   investments..........................          --               --          --          --       (0.55)         --
  Return of capital.....................          --               --          --          --       (0.10)         --
  From sources other than net investment
   income...............................          --               --          --          --          --       (0.10)
                                          --------------   -----------   ---------   ---------   ---------   ---------
    Total distributions.................       (0.26)           (0.51)      (0.67)      (0.59)      (1.57)      (0.84)
                                          --------------   -----------   ---------   ---------   ---------   ---------
Net asset value, end of period..........    $   8.72         $   8.62    $   8.74    $   8.81    $   8.63    $  11.07
                                          --------------   -----------   ---------   ---------   ---------   ---------
                                          --------------   -----------   ---------   ---------   ---------   ---------

Total investment return (c).............        4.05% (b)        4.78%       7.11%       9.22%      (8.87)%      21.9%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $130,246         $154,272    $240,945    $385,404    $502,094    $708,301
Ratio of net investment income to
 average net assets.....................        6.69% (a)        6.04%       6.52%       6.98%       6.87%        7.1%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        1.50% (a)        1.34%       1.34%       1.35%       1.33%        1.4%
  Without expense reductions............        1.50% (a)        1.51%       1.39%       1.38%        N/A         N/A
Ratio of interest expense to average net
 assets.................................        0.32% (a)         N/A         N/A         N/A         N/A         N/A
Portfolio turnover rate++...............         211% (a)         241%        268%        385%        625%        495%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1857
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  Global Government Income Fund
                                          -----------------------------------------------------------------------------
                                                                             Class B
                                          -----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                           Year ended October 31,
                                          APRIL 30, 1998   ------------------------------------------------------------
                                          (UNAUDITED)(d)     1997(d)       1996(d)     1995(d)     1994(d)     1993(d)
                                          --------------   ------------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $   8.62         $   8.74     $   8.80    $   8.64    $  11.07    $   9.83
                                          --------------   ------------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................        0.26             0.46         0.51        0.55        0.59        0.67
  Net realized and unrealized gain
   (loss) on investments................        0.07            (0.12)        0.04        0.14       (1.52)       1.34
                                          --------------   ------------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............        0.33             0.34         0.55        0.69       (0.93)       2.01
                                          --------------   ------------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............       (0.23)           (0.28)       (0.51)      (0.53)      (0.59)      (0.67)
  From net realized gain on
   investments..........................          --               --        (0.10)         --       (0.27)         --
  In excess of net investment income....          --            (0.18)          --          --          --          --
  In excess of net realized gain on
   investments..........................          --               --           --          --       (0.54)         --
  Return of capital.....................          --               --           --          --       (0.10)         --
  From sources other than net investment
   income...............................          --               --           --          --          --       (0.10)
                                          --------------   ------------   ---------   ---------   ---------   ---------
    Total distributions.................       (0.23)           (0.46)       (0.61)      (0.53)      (1.50)      (0.77)
                                          --------------   ------------   ---------   ---------   ---------   ---------
Net asset value, end of period..........    $   8.72         $   8.62     $   8.74    $   8.80    $   8.64    $  11.07
                                          --------------   ------------   ---------   ---------   ---------   ---------
                                          --------------   ------------   ---------   ---------   ---------   ---------

Total investment return (c).............        3.85% (b)        4.00%        6.54%       8.22%      (9.39)%      21.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $102,299         $127,722     $166,577    $235,481    $262,405    $182,972
Ratio of net investment income to
 average net assets.....................        6.04% (a)        5.39%        5.87%       6.33%       6.22%        6.5%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        2.15% (a)        1.99%        1.99%       2.00%       1.98%        2.0%
  Without expense reductions............        2.15% (a)        2.16%        2.04%       2.03%        N/A         N/A
Ratio of interest expense to average net
 assets.................................        0.32% (a)         N/A          N/A         N/A         N/A         N/A
Portfolio turnover rate++...............         211% (a)         241%         268%        385%        625%        495%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1858
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                 GLOBAL GOVERNMENT INCOME FUND
                                          -------------------------------------------
                                                        Advisor Class+
                                          -------------------------------------------
                                            SIX
                                          MONTHS                             June 1,
                                           ENDED                              1995
                                           APRIL          Year ended           to
                                            30,           October 31,        October
                                           1998       -------------------      31,
                                          (UNAUDITED)(d)  1997(d) 1996(d)    1995(d)
                                          -------     ---------   -------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 8.61        $ 8.73    $ 8.80      $ 8.98
                                          -------     ---------   -------   ---------
Income from investment operations:
  Net investment income.................    0.30          0.55      0.60        0.26
  Net realized and unrealized gain
   (loss) on investments................    0.11         (0.13)     0.03       (0.19)
                                          -------     ---------   -------   ---------
    Net increase (decrease) from
     investment operations..............    0.41          0.42      0.63        0.07
                                          -------     ---------   -------   ---------
Distributions to shareholders:
  From net investment income............   (0.27)        (0.33)    (0.60)      (0.25)
  From net realized gain on
   investments..........................      --            --     (0.10)         --
  In excess of net investment income....      --         (0.21)       --          --
  In excess of net realized gain on
   investments..........................      --            --        --          --
  Return of capital.....................                    --        --          --
  From sources other than net investment
   income...............................      --            --        --          --
                                          -------     ---------   -------   ---------
    Total distributions.................   (0.27)        (0.54)    (0.70)      (0.25)
                                          -------     ---------   -------   ---------
Net asset value, end of period..........  $ 8.75        $ 8.61    $ 8.73      $ 8.80
                                          -------     ---------   -------   ---------
                                          -------     ---------   -------   ---------

Total investment return (c).............    4.71%(b)      5.15%     7.49%       0.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  196        $  116    $   86      $  131
Ratio of net investment income to
 average net assets.....................    7.04%(a)      6.39%     6.87%       7.33%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......    1.15%(a)      0.99%     0.99%       1.00%(a)
  Without expense reductions............    1.15%(a)      1.16%     1.04%       1.03%(a)
Ratio of interest expense to average net
 assets.................................    0.32%(a)       N/A       N/A         N/A
Portfolio turnover rate++...............     211%(a)       241%      268%        385%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1859
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  Global High Income Fund
                                          ------------------------------------------------------------------------
                                                                          Class A
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         Year ended October 31,
                                          APRIL 30,      ---------------------------------------------------------
                                           1998(d)        1997(d)     1996(d)      1995       1994(d)     1993(d)
                                          ----------     ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  15.56       $  14.85    $  11.70    $  12.56    $  14.92    $  11.43
                                          ----------     ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................      0.84*          1.19        1.27        1.35        0.94        0.78
  Net realized and unrealized gain
   (loss) on investments................      0.38           0.93        3.09       (1.09)      (1.87)       3.92
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      1.22           2.12        4.36        0.26       (0.93)       4.70
                                          ----------     ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............     (0.83)         (1.18)      (1.11)      (1.03)      (0.94)      (0.78)
  From net realized gain on
   investments..........................     (2.83)         (0.23)      (0.10)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................        --             --          --          --       (0.22)         --
  Return of capital.....................        --             --          --       (0.06)         --          --
  From sources other than net investment
   income...............................        --             --          --          --          --       (0.43)
                                          ----------     ---------   ---------   ---------   ---------   ---------
    Total distributions.................     (3.66)         (1.41)      (1.21)      (1.12)      (1.43)      (1.21)
                                          ----------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  13.12       $  15.56    $  14.85    $  11.70    $  12.56    $  14.92
                                          ----------     ---------   ---------   ---------   ---------   ---------
                                          ----------     ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      9.73%(b)      14.46%      39.05%       2.81%      (6.45)%      43.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $130,645       $133,973    $178,318    $142,002    $167,974    $143,171
Ratio of net investment income to
 average net assets.....................     10.87%(a)       7.39%       9.52%      11.85%       7.00%       6.40%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......      1.68%(a)       1.53%       1.69%       1.75%       1.57%       2.20%
  Without expense reductions............      1.68%(a)       1.58%       1.69%       1.75%       1.57%       2.20%
Ratio of interest expense to average net
 assets.................................      0.01%(a)        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............       222%(a)        214%        290%        213%        178%        195%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63, $0.58 and $0.66 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1860
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                  Global High Income Fund
                                          ------------------------------------------------------------------------
                                                                          Class B
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                        Year ended October 31,
                                           APRIL 30,     ---------------------------------------------------------
                                            1998(d)       1997(d)     1996(d)      1995       1994(d)     1993(d)
                                          -----------    ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of period....  $  15.54       $  14.83    $  11.69    $  12.56    $  14.90    $  11.43
                                          -----------    ---------   ---------   ---------   ---------   ---------
Income from investment operations:
  Net investment income.................      0.79*          1.09        1.17        1.27        0.86        0.70
  Net realized and unrealized gain
   (loss) on investments................      0.39           0.93        3.09       (1.09)      (1.85)       3.90
                                          -----------    ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) from
     investment operations..............      1.18           2.02        4.26        0.18       (0.99)       4.60
                                          -----------    ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income............     (0.79)         (1.08)      (1.03)      (0.96)      (0.86)      (0.70)
  From net realized gain on
   investments..........................     (2.83)         (0.23)      (0.09)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................        --             --          --          --       (0.22)         --
  Return of capital.....................        --             --          --       (0.06)         --          --
  From sources other than net investment
   income...............................        --             --          --          --          --       (0.43)
                                          -----------    ---------   ---------   ---------   ---------   ---------
    Total distributions.................     (3.62)         (1.31)      (1.12)      (1.05)      (1.35)      (1.13)
                                          -----------    ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  13.10       $  15.54    $  14.83    $  11.69    $  12.56    $  14.90
                                          -----------    ---------   ---------   ---------   ---------   ---------
                                          -----------    ---------   ---------   ---------   ---------   ---------

Total investment return (c).............      9.37% (b)     13.77%      38.16%       2.07%      (6.99)%      42.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $221,039       $228,101    $251,002    $214,897    $232,423    $127,035
Ratio of net investment income to
 average net assets.....................     10.22% (a)      6.74%       8.87%      11.20%       6.35%        5.8%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......      2.33% (a)      2.18%       2.34%       2.40%       2.22%        2.8%
  Without expense reductions............      2.33% (a)      2.23%       2.34%       2.40%       2.22%        2.8%
Ratio of interest expense to average net
 assets.................................      0.01% (a)       N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............       222% (a)       214%        290%        213%        178%        195%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63, $0.58 and $0.66 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1861
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Global High Income Fund
                                          --------------------------------------------
                                                         Advisor Class+
                                          --------------------------------------------
                                            SIX                              June 1,
                                           MONTHS                              1995
                                           ENDED           Year Ended           to
                                           APRIL          October 31,        October
                                            30,        ------------------      31,
                                          1998(d)      1997(d)   1996(d)       1995
                                          --------     -------   --------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $15.52      $14.83    $ 11.71      $11.44
                                          --------     -------   --------   ----------
Income from investment operations:
  Net investment income.................     0.87*       1.22       1.34        0.57
  Net realized and unrealized gain
   (loss) on investments................     0.36        0.93       3.05        0.17
                                          --------     -------   --------   ----------
    Net increase (decrease) from
     investment operations..............     1.23        2.15       4.39        0.74
                                          --------     -------   --------   ----------
Distributions to shareholders:
  From net investment income............    (0.86)      (1.23)     (1.16)      (0.44)
  From net realized gain on
   investments..........................    (2.83)      (0.23)     (0.11)         --
  In excess of net realized gain on
   investments..........................       --          --         --          --
  Return of capital.....................       --          --         --       (0.03)
  From sources other than net investment
   income...............................       --          --         --          --
                                          --------     -------   --------   ----------
    Total distributions.................    (3.69)      (1.46)     (1.27)      (0.47)
                                          --------     -------   --------   ----------
Net asset value, end of period..........   $13.06      $15.52    $ 14.83      $11.71
                                          --------     -------   --------   ----------
                                          --------     -------   --------   ----------

Total investment return (c).............     9.81%(b)   14.72%     39.38%       6.54%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $3,005      $3,719    $15,298      $1,463
Ratio of net investment income to
 average net assets.....................    11.22%(a)    7.74%      9.87%      12.20%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......     1.33%(a)    1.18%      1.34%       1.40%(a)
  Without expense reductions............     1.33%(a)    1.23%      1.34%       1.40%
Ratio of interest expense to average net
 assets.................................     0.01%(a)     N/A       0.04%        N/A
Portfolio turnover rate++...............      222%(a)     214%       290%        213%(a)

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.63, $0.58 and $0.66 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1862
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         Strategic Income Fund
                                            --------------------------------------------------------------------------------
                                                                                Class A
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             Year ended October 31,
                                            APRIL 30,      -----------------------------------------------------------------
                                             1998(d)         1997         1996(d)       1995(d)        1994         1993(d)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $  12.00       $  11.76      $  10.32      $  10.88      $  13.61      $  11.25
                                            ----------     ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income.................        0.52*          0.74          0.89          0.97          0.79          0.96
  Net realized and unrealized gain
   (loss) on investments................        0.19           0.34          1.44         (0.69)        (2.14)         2.85
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) from
     investment operations..............        0.71           1.08          2.33          0.28         (1.35)         3.81
                                            ----------     ---------     ---------     ---------     ---------     ---------
Distributions to shareholders:
  From net investment income............       (0.42)         (0.78)        (0.82)        (0.80)        (0.79)        (0.96)
  From net realized gain on
   investments..........................          --             --            --            --         (0.38)        (0.37)
  In excess of net investment income....          --          (0.06)        (0.07)           --            --            --
  Return of capital.....................          --             --            --         (0.04)        (0.21)           --
  From sources other than net investment
   income...............................          --             --            --            --            --         (0.12)
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Total distributions.................       (0.42)         (0.84)        (0.89)        (0.84)        (1.38)        (1.45)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  12.29       $  12.00      $  11.76      $  10.32      $  10.88      $  13.61
                                            ----------     ---------     ---------     ---------     ---------     ---------
                                            ----------     ---------     ---------     ---------     ---------     ---------

Total investment return (c).............        5.92%(b)       9.40%        23.00%         3.06%       (10.44)%        37.0%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $131,367       $138,715      $185,126      $188,165      $275,241      $287,870
Ratio of net investment income to
 average net assets.....................        7.78%(a)       6.18%         8.09%         9.64%         6.74%          7.2%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        1.46%(a)       1.35%         1.38%         1.42%         1.40%          1.7%
  Without expense reductions............        1.46%(a)       1.44%         1.40%         1.45%          N/A           N/A
Ratio of interest expense to average net
 assets.................................        0.01%(a)        N/A           N/A           N/A          0.10%          N/A
Portfolio turnover rate++...............         244%(a)        149%          177%          238%          583%          310%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.41, $0.37 and $0.44 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1863
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                         Strategic Income Fund
                                            --------------------------------------------------------------------------------
                                                                                Class B
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                             Year ended October 31,
                                            APRIL 30,      -----------------------------------------------------------------
                                             1998(d)         1997         1996(d)       1995(d)        1994         1993(d)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
Net asset value, beginning of period....    $  12.01       $  11.77      $  10.33      $  10.88      $  13.60      $  11.24
                                            ----------     ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income.................        0.48*          0.67          0.82          0.91          0.73          0.89
  Net realized and unrealized gain
   (loss) on investments................        0.19           0.33          1.44         (0.69)        (2.14)         2.85
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) from
     investment operations..............        0.67           1.00          2.26          0.22         (1.41)         3.74
                                            ----------     ---------     ---------     ---------     ---------     ---------
Distributions to shareholders:
  From net investment income............       (0.38)         (0.71)        (0.75)        (0.73)        (0.72)        (0.89)
  From net realized gain on
   investments..........................          --             --            --            --         (0.38)        (0.37)
  In excess of net investment income....          --          (0.05)        (0.07)           --            --            --
  Return of capital.....................          --             --            --         (0.04)        (0.21)           --
  From sources other than net investment
   income...............................          --             --            --            --            --         (0.12)
                                            ----------     ---------     ---------     ---------     ---------     ---------
    Total distributions.................       (0.38)         (0.76)        (0.82)        (0.77)        (1.31)        (1.38)
                                            ----------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period..........    $  12.30       $  12.01      $  11.77      $  10.33      $  10.88      $  13.60
                                            ----------     ---------     ---------     ---------     ---------     ---------
                                            ----------     ---------     ---------     ---------     ---------     ---------

Total investment return (c).............        5.58%(b)       8.70%        22.15%         2.48%       (11.02)%        36.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $254,225       $281,376      $333,178      $357,852      $458,550      $310,431
Ratio of net investment income to
 average net assets.....................        7.13%(a)       5.53%         7.44%         8.99%         6.09%          6.5%
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        2.11%(a)       2.00%         2.03%         2.07%         2.05%          2.4%
  Without expense reductions............        2.11%(a)       2.09%         2.05%         2.10%          N/A           N/A
Ratio of interest expense to average net
 assets.................................        0.01%(a)        N/A           N/A           N/A          0.10%          N/A
Portfolio turnover rate++...............         244%(a)        149%          177%          238%          583%          310%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.41, $0.37 and $0.44 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1864
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                         FINANCIAL HIGHLIGHTS  (cont'd)

-------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            Strategic Income Fund
                                            -----------------------------------------------------
                                                               Advisor Class+
                                            -----------------------------------------------------
                                            SIX MONTHS          Year Ended           June 1, 1995
                                              ENDED             October 31,               to
                                            APRIL 30,      ---------------------     October 31,
                                             1998(d)         1997       1996(d)        1995(d)
                                            ----------     --------     --------     ------------
Per Share Operating Performance:
Net asset value, beginning of period....     $ 12.02       $ 11.77      $ 10.33        $ 10.32
                                            ----------     --------     --------     ------------
Income from investment operations:
  Net investment income.................        0.55*         0.79         0.93           0.41
  Net realized and unrealized gain
   (loss) on investments................        0.18          0.34         1.44          (0.04)
                                            ----------     --------     --------     ------------
    Net increase (decrease) from
     investment operations..............        0.73          1.13         2.37           0.37
                                            ----------     --------     --------     ------------
Distributions to shareholders:
  From net investment income............       (0.44)        (0.82)       (0.86)         (0.34)
  From net realized gain on
   investments..........................          --            --           --             --
  In excess of net investment income....          --         (0.06)       (0.07)            --
  Return of capital.....................          --            --           --          (0.02)
  From sources other than net investment
   income...............................          --            --           --             --
                                            ----------     --------     --------     ------------
    Total distributions.................       (0.44)        (0.88)       (0.93)         (0.36)
                                            ----------     --------     --------     ------------
Net asset value, end of period..........     $ 12.31       $ 12.02      $ 11.77        $ 10.33
                                            ----------     --------     --------     ------------
                                            ----------     --------     --------     ------------

Total investment return (c).............        6.09%(b)      9.86%       23.39%          3.72% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....     $   777       $   533      $   479        $   443
Ratio of net investment income to
 average net assets.....................        8.13%(a)      6.53%        8.44%          9.99% (a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 1)......        1.11%(a)      1.00%        1.03%          1.07% (a)
  Without expense reductions............        1.11%(a)      1.09%        1.05%          1.10% (a)
Ratio of interest expense to average net
 assets.................................        0.01%(a)       N/A          N/A            N/A
Portfolio turnover rate++...............         244%(a)       149%         177%           238%

---------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements. Without such a payment net investment income would have been $0.41, $0.37 and $0.44 per share for Class A, B and Advisor, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1865
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                 April 30, 1998

-------------------------------------------------------------------------------

The following Notes to Financial Statements are for the period ending April 30, 1998, and unless otherwise indicated, reflect facts as of that date. Please see "Note 6 -- Subsequent Events" for a discussion of certain changes which took place after April 30, 1998.

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 6)
GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund ("Funds") are non-diversified separate series of GT Investment Funds, Inc. ("Company"). Effective June 1, 1998, the Company was renamed AIM Investment Funds, Inc. and these separate series were renamed as follows: AIM Global Government Income Fund, AIM Global High Income Fund and AIM Strategic Income Fund, respectively. Collectively, these Funds are now known as the "AIM Global Income Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 1998, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange, or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined

         1866
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities." A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on an exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as

         1867
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SWAP CONTRACTS AND OTHER DERIVATIVE INSTRUMENTS
Swap contracts involve the exchange by a Fund or Portfolio with a counterparty of respective commitments to pay or receive, fixed or floating rates with respect to a notional amount. A Fund or Portfolio may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration or to protect against any increase in the price of securities the Fund or Portfolio anticipates purchasing at a later date. A Fund or Portfolio may be exposed to risk if a counterparty is unable to meet the terms of the contract, the value of the contract changes unfavorably, or the change in value of the underlying securities, indexes or similar reference item does not correlate to the change in the value of the contracts.
(H) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(I) PORTFOLIO SECURITIES LOANED
At April 30, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                   APRIL 30, 1998             PERIOD ENDED
                                          --------------------------------   APRIL 30, 1998
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
GT Global Government Income Fund........   $  5,105,020      $  7,410,000       $313,851
Global High Income Portfolio............   $ 41,346,275      $ 44,614,120       $662,637
GT Global Strategic Income Fund.........   $ 23,358,514      $ 25,208,069       $677,327

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(J) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds and Portfolios to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $139,369,056 of which $123,623,470 expires in 2002, and $15,745,586 expires in 2003. The GT Global
Strategic Income Fund has a capital loss carryforward of $65,749,433 which expires in 2003.

(K) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolio and timing differences.

(L) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(M) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

         1868
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

(N) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(O) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(P) LINE OF CREDIT
Each of the Funds, along with certain other funds ("Funds") advised and/or administered by the Manager, has a line of credit with BankBoston. GT Global Government Income Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with State Street Bank & Trust Company. The arrangements with the banks allow all specified funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On April 30, 1998, GT Global Government Income Fund and GT Global Strategic Income Fund had $21,178,000 and $1,000,000, respectively, in loans outstanding.

For the period ended April 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund was $14,452,819, $5,000,000 and $4,538,462 respectively, with a weighted average interest rate of 6.34%, 6.24% and 6.24%, respectively. Interest expense for the GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund for the period ended April 30, 1998 was $394,370, $15,597 and $10,231, respectively. Other interest expense charges amounted to $31,586, $1,685, and $1,124, respectively.

(Q) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid securities as collateral for these purchase commitments.

2. RELATED PARTIES (SEE ALSO NOTE 6)
For the period ended April 30, 1998, Chancellor LGT Asset Management, Inc. was the Funds' and Portfolios' investment manager and administrator. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

For the period ended April 30, 1998, GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended April 30, 1998, GT Global retained the following sales charges: $1,501 for the GT Global Government Income Fund, $30,238 for the GT Global High Income Fund, and $13,334 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the period ended April 30, 1998, as follows: $1,119 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the period ended April 30, 1998, GT Global collected CDSCs in the amount of: $443,566 for the GT Global Government Income Fund, $520,304 for the GT Global High Income Fund, and $815,729 for the GT Global Strategic Income Fund. In addition, GT Global makes

         1869
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to the then effective separate distribution plans adopted under 1940 Act Rule 12b-1 by the Company's Board of Directors with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), a Fund reimbursed GT Global for a portion of its shareholder servicing and distributions expenses. Under that Class A Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended April 30, 1998, pursuant to that Fund's Class B Plan, a Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continued in effect.

The Manager and GT Global voluntarily undertook to limit each GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any other affiliated company, $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the period ended April 30, 1998:

                       PURCHASES AND SALES OF SECURITIES

                                                           PURCHASES
                                          --------------------------------------------
                                             U.S. GOVERNMENT AND
PORTFOLIO                                    GOVERNMENT AGENCIES       OTHER ISSUES
----------------------------------------  -------------------------  -----------------
GT Global Government Income Fund........     $       133,735,073     $     128,648,284
Global High Income Portfolio............                      --           379,500,657
GT Global Strategic Income Fund.........             187,793,767           270,132,637

                                                             SALES
                                          --------------------------------------------
                                             U.S. GOVERNMENT AND
PORTFOLIO                                    GOVERNMENT AGENCIES       OTHER ISSUES
----------------------------------------  -------------------------  -----------------
GT Global Government Income Fund........     $       139,465,563     $     124,729,282
Global High Income Portfolio............              27,908,116           343,049,255
GT Global Strategic Income Fund.........             189,918,004           288,987,174

         1870
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

4. CAPITAL SHARES
At April 30, 1998, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL GOVERNMENT INCOME FUND

                                                   SIX MONTHS ENDED
                                                    APRIL 30, 1998                         YEAR ENDED
                                                      (UNAUDITED)                       OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       49,640,287  $      429,719,475       48,767,558  $      419,503,866
Shares issued in connection with
  reinvestment of distributions.........          287,743           2,491,642          741,916           6,372,599
                                          ---------------  ------------------  ---------------  ------------------
                                               49,928,030         432,211,117       49,509,474         425,876,465
Shares repurchased......................      (52,874,140)       (457,771,262)     (59,180,268)       (509,133,563)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,946,110) $      (25,560,145)      (9,670,794) $      (83,257,098)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
---------------------------------------
Shares sold.............................       17,961,751  $      155,476,178       27,713,479  $      237,734,254
Shares issued in connection with
  reinvestment of distributions.........          177,734           1,539,092          452,575           3,886,536
                                          ---------------  ------------------  ---------------  ------------------
                                               18,139,485         157,015,270       28,166,054         241,620,790
Shares repurchased......................      (21,223,134)       (183,485,262)     (32,406,087)       (278,645,805)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (3,083,649) $      (26,469,992)      (4,240,033) $      (37,025,015)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
---------------------------------------
Shares sold.............................          306,611  $        2,655,164            4,551  $           38,769
Shares issued in connection with
  reinvestment of distributions.........            1,290              11,183              680               5,804
                                          ---------------  ------------------  ---------------  ------------------
                                                  307,901           2,666,347            5,231              44,573
Shares repurchased......................         (298,911)         (2,576,573)          (1,717)            (14,773)
                                          ---------------  ------------------  ---------------  ------------------
Net increase............................            8,990  $           89,774            3,514  $           29,800
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1871
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

GT GLOBAL HIGH INCOME FUND

                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                  APRIL 30, 1998                    OCTOBER 31, 1997
                                          -------------------------------  -----------------------------------
CLASS A                                      SHARES           AMOUNT           SHARES             AMOUNT
----------------------------------------  -------------  ----------------  ---------------  ------------------
Shares sold.............................      4,475,750  $     60,464,937       17,142,418  $      272,139,950
Shares issued in connection with
  reinvestment of distributions.........      1,842,696        23,121,404          574,707           9,164,383
                                          -------------  ----------------  ---------------  ------------------
                                              6,318,446        83,586,341       17,717,125         281,304,333
Shares repurchased......................     (4,970,234)      (66,962,848)     (21,118,898)       (335,756,037)
                                          -------------  ----------------  ---------------  ------------------
Net increase (decrease).................      1,348,212  $     16,623,493       (3,401,773) $      (54,451,704)
                                          -------------  ----------------  ---------------  ------------------
                                          -------------  ----------------  ---------------  ------------------


CLASS B
---------------------------------------
Shares sold.............................      3,832,158  $     51,750,586       13,848,218  $      221,702,040
Shares issued in connection with
  reinvestment of distributions.........      2,557,448        32,030,312          721,148          11,494,889
                                          -------------  ----------------  ---------------  ------------------
                                              6,389,606        83,780,898       14,569,366         233,196,929
Shares repurchased......................     (4,198,490)      (57,090,112)     (16,813,796)       (270,094,630)
                                          -------------  ----------------  ---------------  ------------------
Net increase (decrease).................      2,191,116  $     26,690,786       (2,244,430) $      (36,897,701)
                                          -------------  ----------------  ---------------  ------------------
                                          -------------  ----------------  ---------------  ------------------

ADVISOR CLASS
---------------------------------------
Shares sold.............................        422,054  $      5,476,786        2,868,282  $       45,874,009
Shares issued in connection with
  reinvestment of distributions.........         64,250           805,629           72,440           1,148,368
                                          -------------  ----------------  ---------------  ------------------
                                                486,304         6,282,415        2,940,722          47,022,377
Shares repurchased......................       (495,918)       (6,494,421)      (3,732,584)        (60,007,579)
                                          -------------  ----------------  ---------------  ------------------
Net decrease............................         (9,614) $       (212,006)        (791,862) $      (12,985,202)
                                          -------------  ----------------  ---------------  ------------------
                                          -------------  ----------------  ---------------  ------------------

GT GLOBAL STRATEGIC INCOME FUND

                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                    APRIL 30, 1998                      OCTOBER 31, 1997
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
---------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        5,949,616  $       72,536,998       13,750,221  $      167,009,888
Shares issued in connection with
  reinvestment of distributions.........          262,369           3,187,409          615,860           7,488,021
                                          ---------------  ------------------  ---------------  ------------------
                                                6,211,985          75,724,407       14,366,081         174,497,909
Shares repurchased......................       (7,078,583)        (86,175,022)     (18,557,237)       (225,311,673)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (866,598) $      (10,450,615)      (4,191,156) $      (50,813,764)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
---------------------------------------
Shares sold.............................        2,051,347  $       24,855,354       11,499,580  $      140,731,511
Shares issued in connection with
  reinvestment of distributions.........          390,707           4,751,410          896,610          10,918,610
                                          ---------------  ------------------  ---------------  ------------------
                                                2,442,054          29,606,764       12,396,190         151,650,121
Shares repurchased......................       (5,194,373)        (63,078,359)     (17,287,235)       (211,600,543)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,752,319) $      (33,471,595)      (4,891,045) $      (59,950,422)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
---------------------------------------
Shares sold.............................          304,802  $        3,731,180          712,165  $        8,839,212
Shares issued in connection with
  reinvestment of distributions.........            2,226              27,114            3,581              43,784
                                          ---------------  ------------------  ---------------  ------------------
                                                  307,028           3,758,294          715,746           8,882,996
Shares repurchased......................         (288,256)         (3,552,960)        (712,116)         (8,911,324)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................           18,772  $          205,334            3,630  $          (28,328)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1872
                            AIM GLOBAL INCOME FUNDS
                       (FORMERLY GT GLOBAL INCOME FUNDS)

5. WRITTEN OPTIONS:
The GT Global Government Income Fund's written options contract activity for the six months ended April 30, 1998 was as follows:

                      COVERED CALL AND PUT OPTIONS WRITTEN

                                          UNDERLYING
                                            NOMINAL
                                           AMOUNT IN
GT GLOBAL GOVERNMENT INCOME FUND              USD      PREMIUMS
----------------------------------------  -----------  ---------
Options outstanding at October 31,
  1997..................................  $4,840,000   $  44,673
Options written.........................  35,488,342     182,826
Options cancelled in closing purchase
  transactions..........................          --          --
Options expired prior to exercise.......  (40,328,342)  (227,499)
Options exercised.......................          --          --
                                          -----------  ---------
Options outstanding at April 30, 1998...  $       --   $      --
                                          -----------  ---------
                                          -----------  ---------

6. SUBSEQUENT EVENTS
On May 29, 1998, Liechtenstein Global Trust ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc. ("AIM"), an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment adviser and administrator of the Funds and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Funds. In addition, A I M Distributors, Inc. replaced GT Global, Inc. as the Fund's principal underwriter and the Funds became subject to compensation-type Rule 12b-1 plans of distribution, which replaced the Funds' former reimbursement-type Rule 12b-1 plans of distribution. All of the changes became effective as of the close of business on May 29, 1998.

         1873
                             GT GLOBAL INCOME FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Government Income Fund, GT Global High Income Fund-Consolidated, and GT Global Strategic Income Fund, including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of GT Global Government Income Fund, GT Global High Income Fund-Consolidated and GT Global Strategic Income Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                    /s/ COOPERS & LYBRAND L.L.P.
                                                    COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

         1874
                        GT GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (49.4%)
  Australia (3.0%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           10,660,000   $  8,416,716         3.0
  Canada (2.0%)
    Canadian Government, 7.25% due 6/1/07 ................   CAD            6,920,000      5,548,964         2.0
  Germany (4.7%)
    Deutschland Republic, 6% due 1/5/06 ..................   DEM           22,050,000     13,180,133         4.7
  Italy (9.4%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.50% due 1/1/05 ...................................   ITL       13,100,000,000      9,228,992         3.3
      9% due 11/1/23 .....................................   ITL       11,730,000,000      8,839,498         3.1
      7.25% due 11/1/26 ..................................   ITL       13,200,000,000      8,361,624         3.0
  New Zealand (4.4%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           18,570,000     12,360,425         4.4
  Spain (2.3%)
    Spain Government, 10.5% due 10/30/03 .................   ESP          770,000,000      6,581,165         2.3
  Sweden (2.9%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           54,800,000      8,163,505         2.9
  United Kingdom (4.4%)
    United Kingdom Treasury:
      9.5% due 4/18/05 ...................................   GBP            5,000,000      9,775,453         3.5
      7.25% due 12/7/07 ..................................   GBP            1,420,000      2,503,816         0.9
  United States (15.3%)
    United States Treasury:
      8% due 11/15/21{./} {z} ............................   USD           17,000,000     20,683,023         7.3
      6.125% due 8/15/07 .................................   USD            9,750,000      9,958,711         3.5
      6.375% due 8/15/27 .................................   USD            6,250,000      6,431,641         2.3
      6.625% due 5/15/07 .................................   USD            5,800,000      6,106,992         2.2
  Uruguay (1.0%)
    Republic of Uruguay, 7.875% due 7/15/27 -
     144A{./}{.} .........................................   USD            3,000,000      2,898,000         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $136,776,126) ...........................................                               139,038,658
                                                                                        ------------
Corporate Bonds (23.5%)
  Denmark (5.4%)
    Realkredit Bank, 7% due 10/1/29 ......................   DKK          104,000,000     15,287,266         5.4
  Germany (2.0%)
    Commerzbank O/S Financial, 8.5% due 5/13/02 ..........   NZD            5,340,000      3,467,559         1.2
    Kredit Fuer Wiederaufbau International Finance, 7.25%
     due 7/16/07 .........................................   AUD            3,100,000      2,304,569         0.8
  New Zealand (3.8%)
    Transpower Finance Ltd., 8% due 3/15/02 ..............   NZD           16,500,000     10,590,896         3.8
  South Africa (5.5%)
    Eskom, 11% due 6/1/08{./} ............................   ZAR           68,500,000     11,346,106         4.0

    The accompanying notes are an integral part of the financial statements.

         1875
                        GT GLOBAL GOVERNMENT INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Transnet Ltd., 7.5% due 4/1/08 .......................   ZAR           28,140,000   $  3,612,816         1.3
    Development Bank of South Africa, due 12/31/27 .......   ZAR          124,000,000        580,042         0.2
  Tunisia (1.5%)
    Banque Centrals de Tunisie, 8.25% due 9/19/27 ........   USD            4,750,000      4,314,235         1.5
  United Kingdom (5.3%)
    SBC Jersey, 8.75% due 6/20/05 ........................   GBP            8,200,000     14,927,163         5.3
                                                                                        ------------
Total Corporate Bonds (cost $68,215,638) .................                                66,430,652
                                                                                        ------------
Mortgage Backed (12.0%)
  United States (12.0%)
    Federal National Mortgage Association:
      7.25% due 6/20/02 ..................................   NZD           15,050,000      9,421,474         3.3
      6.375% due 8/15/07 .................................   AUD            7,300,000      5,212,020         1.8
    Government National Mortgage Association:
      TBA Pool, 7% due 11/15/27{*} .......................   USD            8,725,000      8,774,078         3.1
      Pool #780515, 9.5% due 12/15/21 ....................   USD            5,026,270      5,475,493         1.9
    Federal Home Loan Mortgage Association Pool #E62449,
     8.5% due 3/1/10 .....................................   USD            2,595,424      2,769,195         1.0
    Salomon Brothers Mortgage Securities CMO, effective
     yield 6.0867% due 12/25/30 ..........................   USD            2,342,065      2,400,617         0.9
                                                                                        ------------
Total Mortgage Backed (cost $34,786,107) .................                                34,052,877
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $239,777,871) .......                               239,522,187        84.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Deutsche Marks Put Option, strike 1.7825, expires
   11/13/97
   (cost $80,102) ........................................   USD            4,840,000          3,896          --
                                                                                        ------------       -----
    CURRENCY OPTIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (14.9%)
  Egypt (1.1%)
    Egypt Treasury Bill, 0% due 11/25/97 .................   EGP           11,000,000      3,215,643         1.1
  Italy (7.1%)
    Italian Buoni Poliennali del Tesoro (BTPS), 10.5% due
     4/15/98 .............................................   ITL       33,520,000,000     20,073,397         7.1
  Mexico (1.6%)
    Mexican Cetes due 11/13/97 ...........................   MXN            3,732,000      4,445,773         1.6
  United Kingdom (5.1%)
    United Kingdom Treasury, 7.25% due 3/30/98 ...........   GBP            8,550,000     14,354,277         5.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $41,749,459) ............................................                                42,089,090
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1876
                        GT GLOBAL GOVERNMENT INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (3.1%)
  United States (3.1%)
    General Electric Capital Corp., effective yield 5.68%
     due 11/19/97 (cost $8,659,446){./} ..................   USD            8,725,000   $  8,659,446         3.1
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $50,408,905) ..........                                50,748,536        18.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $290,266,878)  * .................                               290,274,619       102.9
Other Assets and Liabilities .............................                                (8,165,141)       (2.9)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $282,109,478       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written options. See Note 1 to the Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $290,620,342 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   5,885,779
                 Unrealized depreciation:            (6,231,502)
                                                  -------------
                 Net unrealized depreciation:     $    (345,723)
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN OPTIONS CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                            UNDERLYING     EXPIRATION  STRIKE      MARKET
PUT OPTIONS                                   AMOUNT         DATE     PRICE        VALUE
----------------------------------------  --------------   --------  --------  --------------
DEM.....................................     4,840,000     11/13/97   DEM1.82   $      (406)
                                                                                     ------
  Total outstanding written options
   (Premium received $44,673)...........                                               (406)
                                                                                     ------
                                                                                     ------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1877
                        GT GLOBAL GOVERNMENT INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                 UNREALIZED
                                           MARKET VALUE    CONTRACT  DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)    PRICE      DATE    (DEPRECIATION)
----------------------------------------  --------------   --------  --------  --------------
Australian Dollars......................      14,130,053    1.33485   11/6/97   $  (927,862)
Australian Dollars......................       2,108,963    1.37000   11/6/97       (80,812)
Australian Dollars......................       4,077,329    1.37155   11/6/97      (151,451)
Australian Dollars......................       8,168,717    1.36885   11/6/97      (320,158)
British Pounds..........................      17,545,780    0.62087    2/5/98       505,103
Canadian Dollars........................       1,412,149    1.37160   11/6/97       (38,712)
Danish Kroner...........................       5,263,096    6.67385   11/6/97        87,497
Deutsche Marks..........................       4,607,616    1.79770   11/6/97       187,616
Deutsche Marks..........................       7,647,020    1.72473   11/6/97         1,020
Deutsche Marks..........................       8,632,762    1.85468    2/5/98       650,345
Deutsche Marks..........................       9,831,529    1.86050    2/5/98       769,116
Deutsche Marks..........................       9,121,259    1.84900    2/5/98       661,259
Deutsche Marks..........................      10,320,977    1.82590    2/5/98       627,127
Deutsche Marks..........................      22,031,550    1.76970    2/5/98       681,550
Deutsche Marks..........................      15,399,073    1.74950    2/5/98       304,074
Deutsche Marks..........................       7,856,456    1.74980    2/5/98       156,456
Deutsche Marks..........................       7,924,376    1.74230    2/5/98       124,376
Italian Liras...........................       3,458,975   1,768.30000   2/5/98      138,837
Italian Liras...........................       8,545,464   1,747.52000   2/5/98      245,464
Italian Liras...........................       3,796,301   1,741.50000   2/5/98       96,301
Italian Liras...........................      15,238,110   1,732.32000   2/5/98      307,843
Italian Liras...........................       5,672,764   1,699.54000   2/5/98        7,399
Italian Liras...........................         996,994   1,697.70000   2/5/98          221
South African Rand......................         873,181    4.81550   11/6/97           997
Swedish Kronor..........................       8,468,638    7.57006   11/6/97        92,472
Swedish Kronor..........................       2,827,601    7.49385    2/5/98        11,645
                                          --------------                       --------------
  Total Contracts to Buy (Payable amount
   $201,819,010)........................     205,956,733                          4,137,723
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 73.01%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................      35,852,373    1.34162   11/6/97     2,161,497
Australian Dollars......................       8,548,124    1.43055   11/6/97       (48,124)
British Pounds..........................       8,269,037    0.62724   11/6/97      (409,138)
British Pounds..........................       9,476,686    0.63291   11/6/97      (549,686)
British Pounds..........................       8,830,253    0.60165    2/5/98        19,747
Canadian Dollars........................       1,412,149    1.39136   11/6/97        36,705
Canadian Dollars........................       5,516,238    1.39136    2/5/98        43,762
Danish Kroner...........................       7,511,923    6.95000   11/6/97      (418,398)
Deutsche Marks..........................       4,699,886    1.83370   11/6/97      (279,886)
Deutsche Marks..........................       7,559,969    1.78347   11/6/97      (249,969)
Deutsche Marks..........................       8,548,334    1.71846    2/5/98       (17,440)
Deutsche Marks..........................       7,689,586    1.71600    2/5/98        (4,687)
Deutsche Marks..........................      57,287,100    1.71600    2/5/98       (34,920)
Deutsche Marks..........................      18,029,667    1.71800    2/5/98       (31,966)
Italian Lira............................      39,768,497   1,696.15000   2/5/98       27,512
New Zealand Dollars.....................      36,510,209    1.57878   11/6/97       638,701
South African Rand......................       8,879,420    4.83145  11/12/97       (39,420)
South African Rand......................       7,946,694    4.95150  11/28/97      (171,272)
Swedish Kronor..........................       4,273,847    7.94000   11/6/97      (243,620)
Swedish Kronor..........................       9,215,482    8.00000   11/6/97      (590,482)
                                          --------------                       --------------
  Total Contracts to Sell (Receivable
   amount $295,664,390).................     295,825,474                           (161,084)
                                          --------------                       --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 104.86%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                        $ 3,976,639
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1878
                          GLOBAL HIGH INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (53.2%)
  Argentina (5.2%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD           11,919,000   $ 11,814,709         3.2
      Par Bond Series L, 5.50% due 3/31/23++ .............   USD            6,610,000      4,498,931         1.2
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,048,000      2,910,840         0.8
  Brazil (2.1%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24++ ...........................................   USD           11,384,000      7,527,670         2.1
  Bulgaria (5.1%)
    Republic of Bulgaria:
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12++ .....................................   USD           18,357,000     10,004,565         2.7
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro+ .............................................   USD           13,522,000      8,882,264         2.4
  Costa Rica (1.7%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            4,270,656      4,270,656         1.2
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.5
  Ecuador (2.1%)
    Republic of Ecuador Discount Bond, 6.6875% due 2/28/25
     - EURO+ .............................................   USD           11,069,000      7,775,973         2.1
  Mexico (11.7%)
    United Mexican States:
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD           24,328,000     22,032,045         6.0
      Global Bond, 11.5 due 5/15/26 ......................   USD            7,290,000      7,873,200         2.2
      Global Bond, 9.875% due 1/15/07 ....................   USD            6,430,000      6,502,338         1.8
      Global Bond, 11.375% due 9/15/16 ...................   USD            5,793,000      6,162,304         1.7
  Nigeria (3.4%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20+/+ .........................................   USD           18,750,000     12,281,250         3.4
  Panama (3.4%)
    Republic of Panama, Interest Reduction Bond, 3.75% due
     7/17/14++ ...........................................   USD           17,850,000     12,550,781         3.4
  Peru (1.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A{.} ....................................   USD           10,086,000      5,749,020         1.6
  South Africa (5.0%)
    Republic of South Africa, 13% due 8/31/10{./} ........   ZAR           97,113,000     18,329,766         5.0
  United States (7.5%)
    United States Treasury:
      6.375% due 8/15/27 .................................   USD           15,337,000     15,782,732         4.3
      5.875% due 9/30/02{./} .............................   USD           11,747,000     11,811,242         3.2
  Uruguay (2.1%)
    Banco Central del Uruguay:
      Debt Conversion Bond Series B, 6.8125% due
       2/18/07+ ..........................................   USD            4,000,000      4,000,000         1.1
      Par Bond Series A, 6.75% due 2/19/21+/+ ............   USD            2,290,000      2,129,700         0.6
      Par Bond Series B, 6.75% due 2/19/21+/+ ............   USD            1,500,000      1,395,000         0.4

    The accompanying notes are an integral part of the financial statements.

         1879
                          GLOBAL HIGH INCOME PORTFOLIO

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (2.3%)
    Republic of Venezuela, Par Bond Series A, 6.75% due
     3/31/20+/+ ..........................................   USD           10,025,000   $  8,389,672         2.3
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $202,758,127) ...........................................                               194,327,658
                                                                                        ------------
Corporate Bonds (25.9%)
  Argentina (1.7%)
    Supermercados Norte, 10.875% due 2/9/04 - 144A{.} ....   USD            2,655,000      2,469,150         0.7
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            2,409,000      2,276,505         0.6
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD            1,497,000      1,482,030         0.4
  Brazil (0.6%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            2,273,000      2,216,175         0.6
  Canada (0.8%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            2,978,000      2,970,555         0.8
  China (2.9%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            7,559,000      7,105,460         1.9
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            3,210,000      2,929,125         0.8
    Huaneng Power International PLC Convertible, 1.75% due
     5/21/04 .............................................   USD              790,000        743,390         0.2
  Dominican Republic (0.7%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            2,628,000      2,601,720         0.7
  Hong Kong (1.1%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            2,434,000      2,281,875         0.6
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            2,100,000      1,958,250         0.5
  India (1.1%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            4,395,000      3,836,835         1.1
  Indonesia (3.9%)
    Polysindo International Finance, 8.9063%, due
     4/22/99 .............................................   IDR       27,500,000,000      5,114,793         1.4
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            4,961,000      4,564,120         1.3
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            2,964,000      2,645,370         0.7
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            2,141,000      1,884,080         0.5
  Jamaica (1.1%)
    Mechala Group Jamaica Ltd.:
      12.75% due 12/30/99 - Series B .....................   USD            2,846,000      2,760,620         0.8
      12.75% due 12/30/99 - Reg S{c} .....................   USD            1,288,000      1,249,360         0.3
  Mexico (6.4%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            8,768,000      8,044,640         2.2
      8.85% due 9/15/07 - 144A{.} ........................   USD            4,388,000      4,217,965         1.2
    Fideicomiso Petacalco Trust, 10.16% due 12/23/09 - Reg
     S{c} ................................................   USD            2,720,000      2,720,000         0.7
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            2,350,000      2,393,851         0.7
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            2,440,000      2,305,800         0.6
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,903,000      2,079,028         0.6
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD            1,560,000      1,497,600         0.4

    The accompanying notes are an integral part of the financial statements.

         1880
                          GLOBAL HIGH INCOME PORTFOLIO

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
  Russia (1.3%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            2,283,000   $  3,070,635         0.8
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            2,184,000      1,921,920         0.5
  South Africa (4.3%)
    Eskom, 11% due 6/1/08 ................................   ZAR           94,900,000     15,718,912         4.3
                                                                                        ------------
Total Corporate Bonds (cost $103,242,812) ................                                95,059,764
                                                                                        ------------
Sovereign Debt (12.8%)
  Russia (12.8%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           46,757,000     41,583,888        11.4
      Participation ** -/- ...............................   DEM            9,819,000      5,224,084         1.4
                                                                                        ------------
Total Sovereign Debt (cost $25,217,395) ..................                                46,807,972
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $331,218,334) .......                               336,195,394        91.9
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $1,032,750) ...........................................   USD           57,375,000        418,608         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57% collateralized by $8,950,000 U.S. Treasury Bonds,
   8.875% due 8/15/17 (market value of collateral is
   $11,741,829, including accrued interest).
   (cost $11,510,781)  ...................................                                11,510,781         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $343,761,865)  * .................                               348,124,783        95.2
Other Assets and Liabilities .............................                                17,667,628         4.8
                                                                                        ------------       -----

NET ASSETS ...............................................                              $365,792,411       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          * For Federal income tax purposes, cost is $343,911,253 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  26,533,602
                 Unrealized depreciation:           (22,320,072)
                                                  -------------
                 Net unrealized appreciation:     $   4,213,530
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1881
                          GLOBAL HIGH INCOME PORTFOLIO

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                 OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,966,367         1.84950   11/6/97     $(268,070)
Indonesian Rupiah.......................    10,445,682     3,610.00000   11/5/97      (57,871)
South African Rand......................    24,288,532         5.04500   1/30/98     (535,715)
South African Rand......................       608,060         5.06350   1/30/98      (15,584)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $38,431,401)..................    39,308,641                               (877,240)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.75%.
  Total Open Forward Foreign Currency
   Contracts............................                                             $(877,240)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1882
                        GT GLOBAL STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (65.6%)
  Argentina (2.0%)
    Republic of Argentina:
      Global Bond, 11% due 10/9/06 .......................   USD            5,618,000   $  5,568,843         1.3
      Global Bond, 11.375% due 1/30/17 ...................   USD            3,177,000      3,034,035         0.7
      Par Bond Series L, 5.5% due 3/31/23++ ..............   USD               95,000         64,659          --
  Australia (2.3%)
    Commonwealth of Australia, 7.5% due 9/15/09 ..........   AUD           12,500,000      9,869,508         2.3
  Brazil (0.9%)
    Republic of Brazil, Par Z-L Bond, 5.25% due
     4/15/24{./} ++ ......................................   USD            5,856,000      3,872,280         0.9
  Bulgaria (2.0%)
    Republic of Bulgaria:
      Interest Arrears Bond, 6.6875% due 7/28/11 -
       Euro{./} + ........................................   USD            6,486,000      4,260,491         1.0
      Front Loaded Interest Reduction Bond Series A, 2.25%
       due 7/28/12{./} ++ ................................   USD            7,396,000      4,030,820         1.0
  Canada (2.2%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD           10,500,000      9,075,362         2.2
  Colombia (0.6%)
    Republic of Colombia, 8.7% due 2/15/16 ...............   USD            2,538,000      2,480,895         0.6
  Costa Rica (0.9%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.5391% due 5/21/05
       (effective maturity date 8/21/02)+ ................   USD            1,918,176      1,918,176         0.5
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,653,000         0.4
  Ecuador (0.9%)
    Discount Bond, 6.6875% due 2/28/25 - Euro+ ...........   USD            5,485,000      3,853,213         0.9
  France (1.9%)
    France O.A.T., 7.25% due 4/25/06 .....................   FRF           40,000,000      7,779,107         1.9
  Germany (11.0%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           35,500,000     21,219,716         5.0
      8.25% due 9/20/01 ..................................   DEM           24,000,000     15,532,850         3.7
    Treuhandanstalt, 7.125% due 1/29/03 ..................   DEM           15,000,000      9,474,050         2.3
  Italy (4.3%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.5% due 2/1/99 ....................................   ITL       18,000,000,000     11,092,869         2.6
    Italian Government, 7.25% due 11/1/26 ................   ITL       11,000,000,000      6,968,020         1.7
  Mexico (5.8%)
    United Mexican States:
      Discount Bond Series A, 6.6925% due 12/31/19+
       +/+ ...............................................   USD           10,849,000      9,825,126         2.3
      Global Bond, 11.5% due 5/15/26 .....................   USD            7,755,000      8,375,400         2.0
      Global Bond, 9.875% due 1/15/07 ....................   USD            3,045,000      3,079,256         0.7
      Global Bond, 11.375% due 9/15/16 ...................   USD            2,744,000      2,918,930         0.7
      Discount Bond Series D, 6.8125% due 12/31/19+ ......   USD              672,000        608,580         0.1
  Netherlands (1.5%)
    Netherlands Government Bond, 5.75% due 2/15/07 .......   NLG           12,000,000      6,260,896         1.5

    The accompanying notes are an integral part of the financial statements.

         1883
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  New Zealand (1.9%)
    New Zealand Government, 8% due 4/15/04 ...............   NZD           12,000,000   $  7,987,351         1.9
  Nigeria (1.7%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20{./} +/+ ....................................   USD           11,000,000      7,205,000         1.7
  Panama (3.6%)
    Republic of Panama:
      Interest Reduction Bond, 3.75% due 7/17/14++ .......   USD           16,705,000     11,745,703         2.8
      7.875% due 2/13/02 - 144A{.} .......................   USD            3,360,000      3,200,400         0.8
  Peru (0.6%)
    Republic of Peru, Past Due Interest Bond, 4% due
     3/7/17 - 144A++ {.} .................................   USD            4,776,000      2,722,320         0.6
  South Africa (2.2%)
    Republic of South Africa, 13% due 8/31/10 ............   ZAR           48,561,000      9,165,732         2.2
  Spain (2.0%)
    Spain Government, 10.5% due 10/30/03 .................   ESP        1,000,000,000      8,546,967         2.0
  Sweden (1.3%)
    Swedish Government, 8% due 8/15/07 ...................   SEK           37,000,000      5,511,856         1.3
  United Kingdom (6.6%)
    United Kingdom Treasury, 7% due 6/7/02 ...............   GBP           11,900,000     20,234,192         4.8
    United Kingdom Conversion, 9.5% due 4/18/05 ..........   GBP            3,800,000      7,429,344         1.8
  United States (8.1%)
    United States Treasury:
      5.875% due 9/30/02{./} .............................   USD           12,865,000     12,935,356         3.1
      6.875% due 8/15/25{./} {z} .........................   USD            8,000,000      8,686,250         2.1
      6.375% due 8/15/27 .................................   USD            8,293,000      8,534,015         2.0
      6.50% due 10/15/06{z} ..............................   USD            3,500,000      3,639,111         0.9
  Uruguay (0.3%)
    Banco Central del Uruguay, Par Bond Series A, 6.75%
     due2/19/21{./} +/+ ..................................   USD            1,370,000      1,274,100         0.3
  Venezuela (1.0%)
    Republic of Venezuela:
      Par Bond Series A, 6.75% due 3/31/20{./} +/+ .......   USD            4,880,000      4,083,950         1.0
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $281,695,109) ...........................................                               275,717,729
                                                                                        ------------
Corporate Bonds (10.5%)
  Argentina (0.5%)
    Impsa Corp., 9.5% due 5/31/02 - 144A{.} ..............   USD            1,377,000      1,301,265         0.3
    Acindar Industrial Argentina, 11.25% due 2/15/04 .....   USD              816,000        807,840         0.2
  Brazil (0.3%)
    RBS Participacoes S.A., 11% due 4/1/07 - 144A{.} .....   USD            1,278,000      1,246,050         0.3
  China (1.1%)
    Panda Global Energy Co., 12.5% due 4/15/04 -
     144A{.} .............................................   USD            3,145,000      2,956,300         0.7

    The accompanying notes are an integral part of the financial statements.

         1884
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    Greater Beijing First, 9.5% due 6/15/07 - 144A{.} ....   USD            1,720,000   $  1,569,500         0.4
  Denmark (1.0%)
    Realkredit Danmark, 6% due 10/1/26 ...................   DKK           30,000,000      4,226,028         1.0
  Dominican Republic (0.3%)
    Tricom S.A., 11.375% due 9/1/04 - 144A{.} ............   USD            1,294,000      1,281,060         0.3
  Ecuador (0.4%)
    Pacalta Resources Ltd., 10.75% due 6/15/04 -
     144A{.} .............................................   USD            1,601,000      1,596,998         0.4
  Hong Kong (0.5%)
    GS Superhighway Holdings, 9.875% due 8/15/04 -
     144A{.} .............................................   USD            1,210,000      1,134,375         0.3
    Road King Infrastructure, 9.5% due 7/15/07 -
     144A{.} .............................................   USD            1,100,000      1,025,750         0.2
  India (0.4%)
    Tata Electric Co., 8.5% due 8/19/17 - 144A{.} ........   USD            2,151,000      1,877,823         0.4
  Indonesia (1.1%)
    DGS International Finance Co., 10% due 6/1/07 -
     144A{.} .............................................   USD            2,717,000      2,499,640         0.6
    Tjiwi Kimia Financial Mauritius, 10% due 8/1/04 -
     144A{.} .............................................   USD            1,471,000      1,312,868         0.3
    Pratama Datakom Asia BV, 12.75% due 7/15/05 -
     144A{.} .............................................   USD            1,134,000        997,920         0.2
  Jamaica (0.2%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg
     S{c} ................................................   USD              719,000        697,430         0.2
  Mexico (2.5%)
    Petroleos Mexicanos:
      9.5% due 9/15/27 - 144A{.} .........................   USD            4,224,000      3,875,520         0.9
      8.85% due 9/15/07 - 144A{.} ........................   USD            2,108,000      2,026,315         0.5
    TV Azteca, S.A. de C.V., 10.5% due 2/15/07 -
     144A{.} .............................................   USD            1,300,000      1,324,258         0.3
    Copamex Industrias S.A., 11.375% due 4/30/04 -
     144A{.} .............................................   USD            1,134,000      1,238,895         0.3
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .....   USD            1,140,000      1,077,300         0.3
    Hylsa, S.A. de C.V., 9.25% due 9/15/07{.} ............   USD              760,000        729,600         0.2
  Russia (0.7%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .............................................   USD            1,526,000      2,052,470         0.5
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} ...   USD            1,040,000        915,200         0.2
  South Africa (0.2%)
    Eskom, 11% due 6/1/08 ................................   ZAR            6,175,000      1,022,806         0.2
  United States (1.3%)
    Chase Manhattan Corp., 6.25% due 1/15/06{z} ..........   USD            2,835,000      2,774,864         0.7
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000      2,719,405         0.6
                                                                                        ------------
Total Corporate Bonds (cost $45,203,836) .................                                44,287,480
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

         1885
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Mortgage Backed (9.9%)
  United States (9.9%)
    Government National Mortgage Association TBA Pass Thru
     Pool, 6.5% due11/15/27{*} ...........................   USD           28,000,000   $ 27,693,764         6.6
    Federal National Mortgage Association Pool:
      #313439, 7% due 3/1/04 .............................   USD            9,718,752      9,837,204         2.3
      7.25% due 6/20/02{./} ..............................   NZD            7,000,000      4,382,081         1.0
                                                                                        ------------
Total Mortgage Backed (cost $42,198,154) .................                                41,913,049
                                                                                        ------------
Sovereign Debt (7.3%)
  Russia (7.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           31,585,000     28,090,723         6.7
      Participation ** -/- ...............................   DEM            4,566,000      2,429,287         0.6
                                                                                        ------------
Total Sovereign Debt (cost $16,899,775) ..................                                30,520,010
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $385,996,874) .......                               392,438,268        93.3
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                     CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
  Federal Republic of Brazil Debt Conversion Bond, Call
   Option, strike 82.25, expires 1/12/98 (cost
   $567,036) .............................................   USD           31,502,000        229,839         0.1
                                                                                        ------------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Commercial Paper - Discounted (6.6%)
  United States (6.6%)
    Ford Motor Credit Corp., effective yield 5.50%, due
     11/19/97{./} ........................................   USD           19,000,000     18,947,940         4.5
    General Electric Capital Corp., effective yield 5.50%,
     due 11/19/97{./} ....................................   USD            9,000,000      8,975,340         2.1
                                                                                        ------------
Total Commercial Paper - Discounted (cost $27,923,280) ...                                27,923,280
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $27,923,280) ..........                              $ 27,923,280         6.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

         1886
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $7,860,000 U.S. Treasury
   Bonds, 8.875% due 8/15/17 (market value of collateral
   is $10,311,818, including accrued interest).
   (cost $10,107,564)  ...................................                              $ 10,107,564         2.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $424,594,754)  * .................                               430,698,951       102.4
Other Assets and Liabilities .............................                               (10,075,156)       (2.4)
                                                                                        ------------       -----

NET ASSETS ...............................................                              $420,623,795       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts. See Note 1 to the Financial Statements.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $425,319,173 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,044,316
                 Unrealized depreciation:           (15,664,538)
                                                  -------------
                 Net unrealized appreciation:     $   5,379,778
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

         1887
                        GT GLOBAL STRATEGIC INCOME FUND

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                          MARKET VALUE                           UNREALIZED
                                             (U.S.       CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE    (DEPRECIATION)
----------------------------------------  ------------  -----------  --------  --------------
Australian Dollars......................     3,022,847      1.37155   11/6/97    $(112,283)
British Pounds..........................    16,534,161      0.62123    2/5/98      485,452
British Pounds..........................    11,608,739      0.60397    2/5/98       18,839
Danish Kroner...........................     7,886,019      6.86340    2/5/98      382,449
Deutsche Marks..........................    25,918,384      1.77087    2/5/98      818,384
Deutsche Marks..........................    24,380,246      1.81000    2/5/98    1,280,246
Deutsche Marks..........................    11,573,533      1.74950    2/5/98      228,533
Deutsche Marks..........................     5,831,060      1.70250    2/5/98      (42,655)
Deutsche Marks..........................     4,932,669      1.82070    2/5/98      286,489
Deutsche Marks..........................     3,702,605      1.77285    2/5/98      120,916
Italian Liras...........................     6,451,334  1,697.68000    2/5/98        1,355
Italian Liras...........................     3,240,396  1,766.50000    2/5/98      126,895
Netherland Guilders.....................     6,358,320      1.97453    2/5/98      144,185
Spanish Pasetas.........................     8,955,096    148.86800    2/5/98      222,526
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $136,434,078)........................   140,395,409                           3,961,331
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 33.38%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................     7,838,313      1.44611   11/6/97     (127,976)
Australian Dollars......................     4,674,868      1.36032   11/6/97      213,680
British Pounds..........................    11,858,437      0.61312   11/6/97     (327,267)
British Pounds..........................     4,864,140      0.63386   11/6/97     (289,013)
British Pounds..........................    11,724,826      0.62274    2/5/98     (371,820)
Canadian Dollars........................     1,774,056      1.38250   11/6/97       34,262
Danish Kroner...........................     7,847,141      6.95000   11/6/97     (437,069)
Deutsche Marks..........................    44,512,909      1.71600    2/5/98      (27,133)
Deutsche Marks..........................    16,981,429      1.72000    2/5/98      (49,819)
Deutsche Marks..........................    15,337,714      1.71800    2/5/98      (27,194)
Deutsche Marks..........................     3,280,903      1.71600    2/5/98       (2,000)
Italian Lira............................     9,691,730  1,696.15000    2/5/98        6,705
Netherland Guilders.....................     6,321,484      2.05140   11/6/97     (340,203)
New Zealand Dollars.....................    12,132,719      1.57878   11/6/97      212,247
South African Rand......................     7,285,042      5.04500   1/30/98     (160,681)
Spanish Pesetas.........................     8,939,623    154.70000   11/6/97     (536,262)
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $172,835,791).................   175,065,334                          (2,229,543)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 41.62%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $1,731,788
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                           MATURITY     NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY     VALUE
----------------------------------------  ----------   ---------   --------   ----------
U.S. 10-Year Bond Future (face
 $8,849,548)............................    12/19/97      80         USD      $8,902,400

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

         1888
                             GT GLOBAL INCOME FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                               GT GLOBAL
                                                                                  ------------------------------------
                                                                                                  HIGH
                                                                                                 INCOME
                                                                                  GOVERNMENT      FUND-     STRATEGIC
                                                                                    INCOME     CONSOLIDATED   INCOME
                                                                                     FUND       (NOTE 1)       FUND
                                                                                  -----------  -----------  ----------
Assets:
  Investments in securities, at value (cost $290,266,878; $343,761,865; and
   $424,594,754, respectively) (Note 1).........................................  $290,274,619 3$48,124,783 $430,698,951
  U.S. currency.................................................................           63     598,195      906,033
  Foreign Currencies (Cost $562,392; $2,793,297; and $740,247, respectively)....      572,795   2,785,516      734,313
  Interest receivable...........................................................    5,620,712   6,748,730    7,672,126
  Receivable for Fund shares sold...............................................    1,790,045     757,060      523,422
  Receivable for open forward foreign currency contracts (Note 1)...............    3,976,639          --    1,731,788
  Receivable for securities sold................................................   12,795,967  21,411,490   16,967,090
  Miscellaneous receivable......................................................           --      17,246      105,000
                                                                                  -----------  -----------  ----------
    Total assets................................................................  315,030,840  380,443,020  459,338,723
                                                                                  -----------  -----------  ----------
Liabilities:
  Payable for custodian fees (Note 1)...........................................       13,985      19,132       31,825
  Payable for Directors' and Trustees' fees and expenses (Note 2)...............        7,943      10,881        5,472
  Payable for forward foreign currency contracts -- closed (Note 1).............    6,013,174          --    3,799,153
  Payable for fund accounting fees (Note 2).....................................        6,285       9,778        9,847
  Payable for Fund shares repurchased (Note 2)..................................   13,090,101   3,038,650    1,446,639
  Payable for investment management and administration fees (Note 2)............      177,596     341,976      278,408
  Payable for loan outstanding (Note 1).........................................    4,451,000          --           --
  Payable for open forward foreign currency contracts (Note 1)..................           --     877,240           --
  Payable for printing and postage expenses.....................................      109,344      79,859       85,448
  Payable for professional fees.................................................       37,427      52,845       28,107
  Payable for registration and filing fees......................................       16,015       5,502       14,782
  Payable for securities purchased..............................................    8,707,277   9,848,640   32,628,138
  Payable for service and distribution expenses (Note 2)........................      160,788     285,897      310,485
  Payable for transfer agent fees (Note 2)......................................      121,280      60,286       63,713
  Payable for variation margin..................................................           --          --        5,000
  Payable for written options, at value.........................................          406          --           --
  Other accrued expenses........................................................        8,741      19,823        7,911
                                                                                  -----------  -----------  ----------
    Total liabilities...........................................................   32,921,362  14,650,509   38,714,928
    Minority interest (Notes 1 & 2).............................................           --         100           --
                                                                                  -----------  -----------  ----------
Net assets......................................................................  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class A:
Net asset value and offering price per share ($154,272,250 DIVIDED BY
 17,888,878; $133,972,818 DIVIDED BY 8,609,881; and $138,714,970 DIVIDED BY
 11,557,042 shares outstanding, respectively)...................................  $      8.62   $   15.56   $    12.00
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Maximum offering price per share (100/95.25 of $8.62; 100/95.25 of $15.56; and
 100/95.25 of $12.00, respectively) *...........................................  $      9.05   $   16.34   $    12.60
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Class B:+
Net asset value and offering price per share ($127,721,696 DIVIDED BY
 14,819,308; $228,100,869 DIVIDED BY 14,675,701; and $281,375,602 DIVIDED BY
 23,423,332 shares outstanding, respectively)...................................  $      8.62   $   15.54   $    12.01
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($115,532 DIVIDED BY 13,411; $3,718,724 DIVIDED BY 239,667; and $533,223
 DIVIDED BY 44,355 shares outstanding, respectively)............................  $      8.61   $   15.52   $    12.02
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------
Net assets consist of:
  Paid in capital (Note 4)......................................................  $424,806,101 2$94,116,233 $485,352,425
  Undistributed net investment income/(distribution in excess of income)........           --     303,600   (3,351,006)
  Accumulated net realized gain (loss) on investments...........................  (146,657,834) 67,929,136  (69,137,537)
  Net unrealized appreciation (depreciation) on translation of assets and
   liabilities in foreign currencies............................................    3,909,203    (919,476)   1,745,551
  Net unrealized appreciation of investments....................................       52,008   4,362,918    6,014,362
                                                                                  -----------  -----------  ----------
Total -- representing net assets applicable to capital shares outstanding.......  $282,109,478 3$65,792,411 $420,623,795
                                                                                  -----------  -----------  ----------
                                                                                  -----------  -----------  ----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

         1889
                             GT GLOBAL INCOME FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                                    -------------------------------------
                                                                                    HIGH
                                                                                   INCOME
                                                                    GOVERNMENT      FUND-      STRATEGIC
                                                                      INCOME     CONSOLIDATED   INCOME
                                                                       FUND       (NOTE 1)       FUND
                                                                    -----------  -----------  -----------
Investment income:
  Interest income.................................................  $24,435,113  $40,562,334  $36,075,707
  Other income....................................................       51,190           --       26,003
                                                                    -----------  -----------  -----------
    Total investment income.......................................   24,486,303   40,562,334   36,101,710
                                                                    -----------  -----------  -----------
Expenses:
  Investment management and administration fees (Note 2)..........    2,403,043    4,107,638    3,474,804
  Amortization of organization costs (Note 1).....................           --       34,678           --
  Custodian Fees (Note 1).........................................      203,911      182,500      256,523
  Directors' and Trustees' fees and expenses (Note 2).............       14,600       19,345       13,962
  Fund accounting fees (Note 2)...................................       85,149      116,607      123,309
  Printing and postage expenses...................................      131,035       88,337      144,457
  Professional fees...............................................       79,570      119,674       81,841
  Registration and filing fees (Note 1)...........................       52,925       68,590       44,726
  Service and distribution expenses: (Note 2)
    Class A.......................................................      672,237      605,133      560,886
    Class B.......................................................    1,392,802    2,653,190    3,185,408
  Transfer agent fees (Note 2)....................................      734,235      676,490      831,440
  Other expenses (Note 1).........................................      132,382      187,152      264,542
                                                                    -----------  -----------  -----------
    Total expenses before reductions..............................    5,901,889    8,859,334    8,981,898
                                                                    -----------  -----------  -----------
    Expense reductions (Note 1)...................................     (543,589)    (234,784)    (460,682)
                                                                    -----------  -----------  -----------
  Total net expenses..............................................    5,358,300    8,624,550    8,521,216
                                                                    -----------  -----------  -----------
Net investment income.............................................   19,128,003   31,937,784   27,580,494
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized gain (loss) on investments.........................   (6,424,453)  65,778,885   35,321,536
  Net realized gain on foreign currency transactions..............    6,670,567    3,923,861    4,176,477
                                                                    -----------  -----------  -----------
    Net realized gain during the year.............................      246,114   69,702,746   39,498,013
                                                                    -----------  -----------  -----------
  Net change in unrealized appreciation(depreciation) on
   translation of assets and liabilities in foreign currencies....    5,553,094   (1,099,793)   2,627,595
  Net change in unrealized appreciation of investments............  (11,452,067) (36,470,606) (26,190,807)
                                                                    -----------  -----------  -----------
    Net unrealized depreciation during the year...................   (5,898,973) (37,570,399) (23,563,212)
                                                                    -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.......................................................   (5,652,859)  32,132,347   15,934,801
                                                                    -----------  -----------  -----------
Net increase in net assets resulting from operations..............  $13,475,144  $64,070,131  $43,515,295
                                                                    -----------  -----------  -----------
                                                                    -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1890
                             GT GLOBAL INCOME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           GT GLOBAL
                                          ----------------------------------------------------------------------------
                                                                          HIGH INCOME
                                           GOVERNMENT INCOME FUND      FUND-CONSOLIDATED       STRATEGIC INCOME FUND
                                          ------------------------  ------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             1997         1996         1997         1996         1997         1996
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $19,128,003  $31,802,934  $31,937,784  $37,117,017  $27,580,494  $40,286,756
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      246,114   (1,896,895)  69,702,746   62,517,472   39,498,013   36,675,981
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................    5,553,094    2,319,205   (1,099,793)     174,082    2,627,595    1,913,734
  Net change in unrealized appreciation
   (depreciation) of investments........  (11,452,067)  (1,121,083) (36,470,606)  31,730,913  (26,190,807)  27,794,834
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   13,475,144   31,104,161   64,070,131  131,539,484   43,515,295  106,671,305
                                          -----------  -----------  -----------  -----------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............   (6,827,721) (15,504,590) (12,555,399) (13,418,057) (10,228,265) (12,520,881)
  From net realized gain on
   investments..........................           --   (8,183,323)  (2,751,509)  (1,230,117)          --           --
  In excess of net investment income....   (4,449,488)          --           --           --     (775,601)  (1,097,884)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............   (4,503,257)  (9,165,193) (17,789,317) (18,753,394) (18,434,103) (22,200,673)
  From net realized gain on
   investments..........................           --   (5,303,358)  (3,911,565)  (1,719,241)          --           --
  In excess of net investment income....   (2,934,682)          --           --           --   (1,397,843)  (1,946,649)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............       (4,070)      (7,915)  (1,289,469)    (505,715)     (43,148)     (46,547)
  From net realized gain on
   investments..........................           --       (2,893)    (264,339)     (46,362)          --           --
  In excess of net investment income....       (2,653)          --           --           --       (3,272)      (4,081)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Total distributions.................  (18,721,871) (38,167,272) (38,561,598) (35,672,886) (30,882,232) (37,816,715)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  667,541,828  386,482,407  561,523,639  583,133,415  335,031,026  335,665,174
  Decrease from capital shares
   repurchased..........................  (787,794,141) (592,826,606) (665,858,246) (592,743,855) (445,823,540) (432,196,117)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Net decrease from capital share
     transactions.......................  (120,252,313) (206,344,199) (104,334,607)  (9,610,440) (110,792,514) (96,530,943)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease) in net
 assets.................................  (125,499,040) (213,407,310) (78,826,074)  86,256,158 (98,159,451) (27,676,353)
Net assets:
  Beginning of year.....................  407,608,518  621,015,828  444,618,485  358,362,327  518,783,246  546,459,599
                                          -----------  -----------  -----------  -----------  -----------  -----------
  End of year  *........................  $282,109,478 $407,608,518 $365,792,411 $444,618,485 $420,623,795 $518,783,246
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------
 * Includes undistributed (distributions
   in excess of) net investment income..  $        --  $   364,918  $   303,600  $        --  $(3,351,006) $        --
                                          -----------  -----------  -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

         1891
                        GT GLOBAL GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.81   $    8.63   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.52        0.57        0.62        0.65        0.74
  Net realized and unrealized gain
   (loss) on investments................      (0.13)       0.03        0.15       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.39        0.60        0.77       (0.87)       2.08
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.31)      (0.57)      (0.59)      (0.65)      (0.74)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.20)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.55)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.51)      (0.67)      (0.59)      (1.57)      (0.84)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.81   $    8.63   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.78%       7.11%       9.22%      (8.87)%      21.9%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 154,272   $ 240,945   $ 385,404   $ 502,094   $ 708,301
Ratio of net investment income to
 average net assets.....................       6.04%       6.52%       6.98%       6.87%        7.1%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.34%       1.34%       1.35%       1.33%        1.4%
  Without expense reductions............       1.51%       1.39%       1.38%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1892
                        GT GLOBAL GOVERNMENT INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)    1995 (D)    1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.74   $    8.80   $    8.64   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.46        0.51        0.55        0.59        0.67
  Net realized and unrealized gain
   (loss) on investments................      (0.12)       0.04        0.14       (1.52)       1.34
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.34        0.55        0.69       (0.93)       2.01
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.28)      (0.51)      (0.53)      (0.59)      (0.67)
  From net realized gain on
   investments..........................         --       (0.10)         --       (0.27)         --
  In excess of net investment income....      (0.18)         --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.54)         --
  Return of capital.....................         --          --          --       (0.10)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.10)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.46)      (0.61)      (0.53)      (1.50)      (0.77)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.62   $    8.74   $    8.80   $    8.64   $   11.07
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       4.00%       6.54%       8.22%      (9.39)%      21.1%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 127,722   $ 166,577   $ 235,481   $ 262,405   $ 182,972
Ratio of net investment income to
 average net assets.....................       5.39%       5.87%       6.33%       6.22%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.99%       1.99%       2.00%       1.98%        2.0%
  Without expense reductions............       2.16%       2.04%       2.03%        N/A         N/A
Portfolio turnover rate++...............        241%        268%        385%        625%        495%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1893
                        GT GLOBAL GOVERNMENT INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                            1997 (D)      1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $    8.73     $    8.80      $    8.98
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.55          0.60           0.26
  Net realized and unrealized gain
   (loss) on investments................       (0.13)         0.03          (0.19)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        0.42          0.63           0.07
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.33)        (0.60)         (0.25)
  From net realized gain on
   investments..........................          --         (0.10)            --
  In excess of net investment income....       (0.21)           --             --
  In excess of net realized gain on
   investments..........................          --            --             --
  Return of capital.....................          --            --             --
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.54)        (0.70)         (0.25)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $    8.61     $    8.73      $    8.80
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        5.15 %        7.49 %         0.83%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     116     $      86      $     131
Ratio of net investment income to
 average net assets.....................        6.39 %        6.87 %         7.33%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        0.99 %        0.99 %         1.00%(a)
  Without expense reductions............        1.16 %        1.04 %         1.03%(a)
Portfolio turnover rate++...............         241 %         268 %          385%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

         1894
                           GT GLOBAL HIGH INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.85   $   11.70   $   12.56   $   14.92   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.19        1.27        1.35        0.94        0.78
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.87)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.12        4.36        0.26       (0.93)       4.70
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.18)      (1.11)      (1.03)      (0.94)      (0.78)
  From net realized gain on
   investments..........................      (0.23)      (0.10)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (1.21)      (1.12)      (1.43)      (1.21)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.56   $   14.85   $   11.70   $   12.56   $   14.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.46%      39.05%       2.81%      (6.45)%      43.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 133,973   $ 178,318   $ 142,002   $ 167,974   $ 143,171
Ratio of net investment income to
 average net assets.....................       7.39%       9.52%      11.85%       7.00%       6.40%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.53%       1.69%       1.75%       1.57%       2.20%
  Without expense reductions............       1.58%       1.69%       1.75%       1.57%       2.20%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1895
                           GT GLOBAL HIGH INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.83   $   11.69   $   12.56   $   14.90   $   11.43
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       1.09        1.17        1.27        0.86        0.70
  Net realized and unrealized gain
   (loss) on investments................       0.93        3.09       (1.09)      (1.85)       3.90
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.02        4.26        0.18       (0.99)       4.60
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (1.08)      (1.03)      (0.96)      (0.86)      (0.70)
  From net realized gain on
   investments..........................      (0.23)      (0.09)      (0.03)      (0.27)         --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.22)         --
  Return of capital.....................         --          --       (0.06)         --          --
  From sources other than net investment
   income...............................         --          --          --          --       (0.43)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.31)      (1.12)      (1.05)      (1.35)      (1.13)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   15.54   $   14.83   $   11.69   $   12.56   $   14.90
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      13.77%      38.16%       2.07%      (6.99)%      42.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 228,101   $ 251,002   $ 214,897   $ 232,423   $ 127,035
Ratio of net investment income to
 average net assets.....................       6.74%       8.87%      11.20%       6.35%        5.8%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.18%       2.34%       2.40%       2.22%        2.8%
  Without expense reductions............       2.23%       2.34%       2.40%       2.22%        2.8%
Ratio of interest expense to average net
 assets.................................        N/A        0.04%        N/A        0.22%        N/A
Portfolio turnover rate++...............        214%        290%        213%        178%        195%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1896
                           GT GLOBAL HIGH INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                      ADVISOR CLASS+
                                          --------------------------------------
                                                                    JUNE 1, 1995
                                          YEAR ENDED   YEAR ENDED        TO
                                          OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           1997 (D)     1996 (D)        1995
                                          -----------  -----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.83    $   11.71    $   11.44
                                          -----------  -----------  ------------
Income from investment operations:
  Net investment income.................        1.22         1.34         0.57
  Net realized and unrealized gain
   (loss) on investments................        0.93         3.05         0.17
                                          -----------  -----------  ------------
    Net increase (decrease) from
     investment operations..............        2.15         4.39         0.74
                                          -----------  -----------  ------------
Distributions to shareholders:
  From net investment income............       (1.23)       (1.16)       (0.44)
  From net realized gain on
   investments..........................       (0.23)       (0.11)          --
  In excess of net realized gain on
   investments..........................          --           --           --
  Return of capital.....................          --           --        (0.03)
  From sources other than net investment
   income...............................          --           --           --
                                          -----------  -----------  ------------
    Total distributions.................       (1.46)       (1.27)       (0.47)
                                          -----------  -----------  ------------
Net asset value, end of period..........   $   15.52    $   14.83    $   11.71
                                          -----------  -----------  ------------
                                          -----------  -----------  ------------

Total investment return (c).............       14.72%       39.38%        6.54 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   3,719    $  15,298    $   1,463
Ratio of net investment income to
 average net assets.....................        7.74%        9.87%       12.20 %(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.18%        1.34%        1.40 %(a)
  Without expense reductions............        1.23%        1.34%        1.40 %
Ratio of interest expense to average net
 assets.................................         N/A         0.04%         N/A
Portfolio turnover rate++...............         214%         290%         213 %(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the year.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1897
                        GT GLOBAL STRATEGIC INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.76   $   10.32   $   10.88   $   13.61   $   11.25
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.74        0.89        0.97        0.79        0.96
  Net realized and unrealized gain
   (loss) on investments................       0.34        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.08        2.33        0.28       (1.35)       3.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.78)      (0.82)      (0.80)      (0.79)      (0.96)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.06)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.84)      (0.89)      (0.84)      (1.38)      (1.45)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.00   $   11.76   $   10.32   $   10.88   $   13.61
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       9.40%      23.00%       3.06%     (10.44)%      37.0%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 138,715   $ 185,126   $ 188,165   $ 275,241   $ 287,870
Ratio of net investment income to
 average net assets.....................       6.18%       8.09%       9.64%       6.74%        7.2%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       1.35%       1.38%       1.42%       1.40%        1.7%
  Without expense reductions............       1.44%       1.40%       1.45%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1898
                        GT GLOBAL STRATEGIC INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS B
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.77   $   10.33   $   10.88   $   13.60   $   11.24
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.67        0.82        0.91        0.73        0.89
  Net realized and unrealized gain
   (loss) on investments................       0.33        1.44       (0.69)      (2.14)       2.85
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.00        2.26        0.22       (1.41)       3.74
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.71)      (0.75)      (0.73)      (0.72)      (0.89)
  From net realized gain on
   investments..........................         --          --          --       (0.38)      (0.37)
  In excess of net investment income....      (0.05)      (0.07)         --          --          --
  Return of capital.....................         --          --       (0.04)      (0.21)         --
  From sources other than net investment
   income...............................         --          --          --          --       (0.12)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.76)      (0.82)      (0.77)      (1.31)      (1.38)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.01   $   11.77   $   10.33   $   10.88   $   13.60
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.70%      22.15%       2.48%     (11.02)%      36.2%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 281,376   $ 333,178   $ 357,852   $ 458,550   $ 310,431
Ratio of net investment income to
 average net assets.....................       5.53%       7.44%       8.99%       6.09%        6.5%
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......       2.00%       2.03%       2.07%       2.05%        2.4%
  Without expense reductions............       2.09%       2.05%       2.10%        N/A         N/A
Ratio of interest expenses to average
 net assets.............................        N/A         N/A         N/A        0.10%        N/A
Portfolio turnover rate++...............        149%        177%        238%        583%        310%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1899
                        GT GLOBAL STRATEGIC INCOME FUND

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                              1997        1996 (D)      1995 (D)
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.77     $   10.33      $   10.32
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income.................        0.79          0.93           0.41
  Net realized and unrealized gain
   (loss) on investments................        0.34          1.44          (0.04)
                                          ------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............        1.13          2.37           0.37
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............       (0.82)        (0.86)         (0.34)
  From net realized gain on
   investments..........................          --            --             --
  In excess of net investment income....       (0.06)        (0.07)            --
  Return of capital.....................          --            --          (0.02)
  From sources other than net investment
   income...............................          --            --             --
                                          ------------  ------------  -------------
    Total distributions.................       (0.88)        (0.93)         (0.36)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   12.02     $   11.77      $   10.33
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............        9.86 %       23.39 %         3.72%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     533     $     479      $     443
Ratio of net investment income to
 average net assets.....................        6.53 %        8.44 %         9.99%(a)
Ratio of expenses to average net assets:
  With expense reductions (Note 1)......        1.00 %        1.03 %         1.07%(a)
  Without expense reductions............        1.09 %        1.05 %         1.10%(a)
Ratio of interest expenses to average
 net assets.............................         N/A           N/A            N/A
Portfolio turnover rate++...............         149 %         177 %          238%

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

         1900
                             GT GLOBAL INCOME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Government Income Fund, GT Global High Income Fund, GT Global Strategic Income Fund ("Funds") are non-diversified separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Income Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 1997, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION

The Funds calculate the net asset value of and complete orders to purchase, exchange, or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality, and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         1901
                             GT GLOBAL INCOME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

         1902
                             GT GLOBAL INCOME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
GT Global Government Income Fund........   $ 29,895,986      $  31,386,675      $543,589
Global High Income Portfolio............   $ 25,907,465      $  32,857,776      $234,784
GT Global Strategic Income Fund.........   $ 37,623,556      $  43,190,488      $460,682

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds and Portfolios to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $139,369,056 of which $123,623,470 expires in 2002, and $15,745,586 expires in 2003. The GT Global
Strategic Income Fund has a capital loss carryforward of $65,749,433 which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolio and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses were amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

         1903
                             GT GLOBAL INCOME FUNDS

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with BankBoston. GT Global Income Funds, along with certain other funds ("GT Funds") advised or administered by the Manager, has a line of credit with State Street Bank & Trust Company. The arrangements with the banks allow all specified funds and the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Government Income Fund had $4,451,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund was $7,107,892, $11,820,513 and $10,277,220 respectively, with a weighted average interest rate of 6.33%, 6.47% and 6.38%, respectively. Interest expense for the GT Global Government Income Fund, GT Global High Income Fund and GT Global Strategic Income Fund for the year ended October 31, 1997 was $103,696, $165,711 and $230,880, respectively, included in "Other Expenses" on the Statement of Operations.

(P) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid securities as collateral for these purchase commitments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolio's investment manager and administrator. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $10,240 for the GT Global Government Income Fund, $65,982 for the Global High Income Fund, and $29,451 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,273 for the GT Global Government Income Fund, $18,156 for the Global High Income Fund, and $0 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $1,118,343 for the GT Global Government Income Fund, $1,598,989 for the Global High Income Fund, and $1,750,253 for the GT Global Strategic Income Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

         1904
                             GT GLOBAL INCOME FUNDS

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each GT Global Government Income Fund's and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. Similarly, they voluntarily have undertaken to limit GT Global High Income Fund's expenses to the maximum annual rate of 2.20%, 2.85%, and 1.85% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.
The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager or any other affiliated company, $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                        PURCHASE AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $133,075,601     $576,675,060
Global High Income Portfolio....................................................   $ 27,699,458     $829,268,070
GT Global Strategic Income Fund.................................................   $ 67,247,574     $607,924,472

                                                                                              SALES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT
                                                                                  AND GOVERNMENT
                                                                                     AGENCIES       OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $118,888,065     $702,800,147
Global High Income Portfolio....................................................   $ 11,689,150     $933,111,597
GT Global Strategic Income Fund.................................................   $ 47,239,453     $728,047,126

         1905
                             GT GLOBAL INCOME FUNDS

4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS
GT GLOBAL GOVERNMENT INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       48,767,558  $      419,503,866       19,126,586  $      164,293,090
Shares issued in connection with
  reinvestment of distributions.........          741,916           6,372,599        1,643,833          14,228,931
                                          ---------------  ------------------  ---------------  ------------------
                                               49,509,474         425,876,465       20,770,419         178,522,021
Shares repurchased......................      (59,180,268)       (509,133,563)     (36,969,597)       (318,856,283)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (9,670,794) $      (83,257,098)     (16,199,178) $     (140,334,262)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       27,713,479  $      237,734,254       23,047,364  $      198,774,141
Shares issued in connection with
  reinvestment of distributions.........          452,575           3,886,536          956,866           8,282,950
                                          ---------------  ------------------  ---------------  ------------------
                                               28,166,054         241,620,790       24,004,230         207,057,091
Shares repurchased......................      (32,406,087)       (278,645,805)     (31,688,935)       (273,022,079)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,240,033) $      (37,025,015)      (7,684,705) $      (65,964,988)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................            4,551  $           38,769          105,543             892,487
Shares issued in connection with
  reinvestment of distributions.........              680               5,804            1,345              10,808
                                          ---------------  ------------------  ---------------  ------------------
                                                    5,231              44,573          106,888             903,295
Shares repurchased......................           (1,717)            (14,773)        (111,905)           (948,244)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,514  $           29,800           (5,017) $          (44,949)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1906
                             GT GLOBAL INCOME FUNDS

GT GLOBAL HIGH INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       17,142,418  $      272,139,950       25,694,335  $      346,426,450
Shares issued in connection with
  reinvestment of distributions.........          574,707           9,164,383          607,445           8,023,249
                                          ---------------  ------------------  ---------------  ------------------
                                               17,717,125         281,304,333       26,301,780         354,449,699
Shares repurchased......................      (21,118,898)       (335,756,037)     (26,422,858)       (355,715,247)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (3,401,773) $      (54,451,704)        (121,078) $       (1,265,548)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       13,848,218  $      221,702,040       14,568,804  $      194,636,619
Shares issued in connection with
  reinvestment of distributions.........          721,148          11,494,889          765,798          10,086,445
                                          ---------------  ------------------  ---------------  ------------------
                                               14,569,366         233,196,929       15,334,602         204,723,064
Shares repurchased......................      (16,813,796)       (270,094,630)     (16,793,522)       (225,719,415)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,244,430) $      (36,897,701)      (1,458,920) $      (20,996,351)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................        2,868,282  $       45,874,009        1,706,101  $       23,413,749
Shares issued in connection with
  reinvestment of distributions.........           72,440           1,148,368           40,101             546,903
                                          ---------------  ------------------  ---------------  ------------------
                                                2,940,722          47,022,377        1,746,202          23,960,652
Shares repurchased......................       (3,732,584)        (60,007,579)        (839,670)        (11,309,193)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................         (791,862) $      (12,985,202)         906,532  $       12,651,459
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

GT GLOBAL STRATEGIC INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1997                     OCTOBER 31, 1996
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       13,750,221  $      167,009,888       15,025,486  $      168,473,834
Shares issued in connection with
  reinvestment of distributions.........          615,860           7,488,021          829,046           9,085,802
                                          ---------------  ------------------  ---------------  ------------------
                                               14,366,081         174,497,909       15,854,532         177,559,636
Shares repurchased......................      (18,557,237)       (225,311,673)     (18,331,797)       (204,237,090)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,191,156) $      (50,813,764)      (2,477,265) $      (26,677,454)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


CLASS B
----------------------------------------
Shares sold.............................       11,499,580  $      140,731,511       12,778,909  $      141,835,937
Shares issued in connection with
  reinvestment of distributions.........          896,610          10,918,610        1,206,362          13,216,165
                                          ---------------  ------------------  ---------------  ------------------
                                               12,396,190         151,650,121       13,985,271         155,052,102
Shares repurchased......................      (17,287,235)       (211,600,543)     (20,318,197)       (224,904,917)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (4,891,045) $      (59,950,422)      (6,332,926) $      (69,852,815)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................          712,165  $        8,839,212          278,551  $        3,010,280
Shares issued in connection with
  reinvestment of distributions.........            3,581              43,784            3,931              43,156
                                          ---------------  ------------------  ---------------  ------------------
                                                  715,746           8,882,996          282,482           3,053,436
Shares repurchased......................         (712,116)         (8,911,324)        (284,638)         (3,054,110)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................            3,630  $          (28,328)          (2,156) $             (674)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

         1907
                             GT GLOBAL INCOME FUNDS

5. WRITTEN OPTIONS:
The GT Global Government Income Fund's and the GT Global Strategic Income Fund's written options contract activity for the year ended October 31, 1997 was as follows:

                      COVERED CALL AND PUT OPTION WRITTEN

                                                                                                          UNDERLYING
                                                                                                            NOMINAL
                                                                                                           AMOUNT IN
GT GLOBAL GOVERNMENT INCOME FUND                                                                              USD      PREMIUMS
--------------------------------------------------------------------------------------------------------  -----------  ---------
Options outstanding at October 31, 1996.................................................................  $        --  $      --
Options written.........................................................................................  213,530,000  1,091,938
Options cancelled in closing purchase transactions......................................................  (14,700,000)   (93,163)
Options expired prior to exercise.......................................................................  (193,990,000)  (954,102)
Options exercised.......................................................................................           --         --
                                                                                                          -----------  ---------
Options outstanding at October 31, 1997.................................................................  $ 4,840,000  $  44,673
                                                                                                          -----------  ---------
                                                                                                          -----------  ---------

                                                                                                          UNDERLYING
                                                                                                            NOMINAL
                                                                                                           AMOUNT IN
GT GLOBAL STRATEGIC INCOME FUND                                                                               USD      PREMIUMS
--------------------------------------------------------------------------------------------------------  -----------  ---------
Options outstanding at October 31, 1996.................................................................  $        --  $      --
Options written.........................................................................................    5,208,000    301,543
Options cancelled in closing purchase transactions......................................................           --         --
Options expired prior to exercise.......................................................................           --         --
Options exercised.......................................................................................   (5,208,000)  (301,543)
                                                                                                          -----------  ---------
Options outstanding at October 31, 1997.................................................................  $        --  $      --
                                                                                                          -----------  ---------
                                                                                                          -----------  ---------

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                                                                                          CAPITAL GAIN
FUND                                                                                                        DIVIDEND
--------------------------------------------------------------------------------------------------------  ------------
GT Global Government Income Fund........................................................................            --
GT Global High Income Fund..............................................................................   $ 6,927,413
GT Global Strategic Income Fund.........................................................................            --

         1908

                                     PART C
                                OTHER INFORMATION

Item 24.    (a)  Financial Statements:

                 Class A, Class B and Advisor Class shares of the AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth & Income Fund, AIM Global Health Care Fund, AIM Global High Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund and AIM Strategic Income Fund

            (1) AIM Emerging Markets Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth & Income Fund, AIM Global Health Care Fund, AIM Global High Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund and AIM Strategic Income Fund

                 In Part A:   Financial Highlights

                 In Part B:   (1)  Reports of Independent Accountants
                              (2)  Portfolios of Investments as of October 31,
                                   1997, and April 30, 1998 (unaudited)
                              (3)  Statements of Assets and Liabilities as of
                                   October 31, 1997, and April 30, 1998
                                   (unaudited)
                              (4)  Statements of Operations for the year ended
                                   October 31, 1997, and April 30, 1998
                                   (unaudited)
                              (5)  Statements of Changes in Net Assets for the
                                   years ended October 31, 1997 and 1996.

            (2) AIM Emerging Markets Fund, AIM Global High Income Fund, AIM Latin American Growth Fund

                 In Part A:   Financial Highlights

                 In Part B:   (1)  Reports of Independent Accountants
                              (2)  Portfolios of Investments as of October 31,
                                   1997, and April 30, 1998 (audited)
                              (3)  Statements of Assets and Liabilities as of
                                   October 31, 1997, and April 30, 1998
                                   (audited)
                              (4)  Statements of Operations for the year ended
                                   October 31, 1997, and April 30, 1998
                                   (audited)
                              (5)  Statements of Changes in Net Assets for the
                                   years ended October 31, 1997 and 1996.

            (3)  AIM Developing Markets Fund

                 In Part A:   Financial Highlights

                 In Part B:   (1)  Reports of Independent Accountants
                              (2)  Portfolios of Investments as of October 31,
                                   1997, and April 30, 1998 (audited)
                              (3)  Statements of Assets and Liabilities as of
                                   October 31, 1997, and April 30, 1998
                                   (audited)

         1909

                              (4) Statements of Operations for the year ended October 31, 1997, and April 30, 1998 (audited)
                              (5) Statements of Changes in Net Assets for the ten months ended October 31, 1997 and the years ended December 31, 1996 and 1995.


            (b)  Exhibits:

Exhibit
Number              Description
--------            -----------

 (1)           -    Agreement and Declaration of Trust of AIM Investment Funds
                    is filed herewith electronically.

 (2)           -    By-Laws of AIM Investment Funds are filed herewith
                    electronically.

 (3)           -    Voting Trust Agreements - None.

 (4)           -    Provisions of instruments defining the rights of holders of
                    Registrant's securities are contained in the Declaration of Trust Articles II, VI, VII, VIII and IX and By-laws
                    Articles IV, V, VI, VII and VIII, which are included as part of Exhibits (b)(1) and (2) of this Registration Statement.

 (5)    (a)    -    Investment Management and Administration Contract, dated
                    May 29, 1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

        (b)    -    Investment Management and Administration Contract, dated
                    September 8, 1998, between AIM Investment Funds and A I M
                    Advisors, Inc. is filed herewith electronically.

        (c)    -    Administration Contract, dated May 29, 1998, between
                    Registrant and A I M Advisors, Inc. is filed herewith electronically.

        (d)    -    Administration Contract, dated September 8, 1998, between
                    AIM Investment Funds and A I M Advisors, Inc. is filed herewith electronically.

        (e)    -    Sub-Administration Contract, dated May 29, 1998, between
                    A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to
                    Registrant is filed herewith electronically.

        (f)    -    Sub-Administration Contract, dated September 8, 1998,
                    between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to AIM Investment Funds is filed herewith electronically.

        (g)    -    Sub-Advisory and Sub-Administration Contract, dated May 29,
                    1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.
                    with respect to Registrant is filed herewith electronically.

        (h)    -    Sub-Advisory and Sub-Administration Contract, dated
                    September 8, 1998, between A I M Advisors, Inc. and INVESCO
                    (NY), INC. with respect to AIM Investment Funds is filed herewith electronically.

        (i)    -    Investment Management and Administration Contract, dated
                    May 29, 1998, between Global Investment Portfolio and
                    A I M Advisors, Inc. is filed herewith electronically.

        (j)    -    Sub-Advisory and Sub-Administration Contract, dated May 29,
                    1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.
                    with respect to Global Investment Portfolio is filed herewith electronically.

        (k)    -    Investment Management and Administration Contract, dated
                    May 29, 1998, between Global High Income Portfolio and
                    A I M Advisors, Inc. is filed herewith electronically.

        (l)    -    Sub-Advisory and Sub-Administration Contract, dated May 29,
                    1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.
                    with respect to Global High Income Portfolio is filed herewith electronically.

         1910

 (6)    (a)    -    Distribution Agreement, dated May 29, 1998, between
                    Registrant and A I M Distributors, Inc. with respect to
                    Class A shares is filed herewith electronically.

        (b)    -    Distribution Agreement, dated September 8, 1998, between
                    AIM Investment Funds and A I M Distributors, Inc. with respect to Class A shares is filed herewith electronically.

        (c)    -    Distribution Agreement, dated May 29, 1998, between
                    Registrant and A I M Distributors, Inc. with respect to
                    Class B shares is filed herewith electronically.

        (d)    -    Distribution Agreement, dated September 8, 1998, between
                    AIM Investment Funds and A I M Distributors, Inc. with respect to Class B shares is filed herewith electronically.

        (e)    -    Distribution Agreement between, dated May 29, 1998,
                    Registrant and A I M Distributors, Inc. with respect to
                    Advisor Class shares is filed herewith electronically.

        (f)    -    Distribution Agreement, dated September 8, 1998, between
                    AIM Investment Funds and A I M Distributors, Inc. with respect to Advisor Class shares is filed herewith electronically.

(7)            -    Agreements Concerning Officers and Directors/Trustees
                    Benefits - None.

(9)     (a)    -    (1) Form of Transfer Agency and Service Agreement between
                    Registrant and A I M Fund Services, Inc. is filed herewith electronically.

               - (2) Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

               - (3) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

               - (4) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

               - (5) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

               - (6) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

         1911

               - (7) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

        (b)    -    Form of Fund Accounting and Pricing Agent Agreement 1998,
                    between AIM Investment Funds and INVESCO (NY), Inc. is filed herewith electronically.

        (c)    -    (1) Selected Dealer Agreement was filed as an Exhibit to
                    Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed May 29, 1998, and is hereby incorporated by reference.

               - (2) Bank Sales Contract was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed May 29, 1998, and is hereby incorporated by reference.

               - (3) Shareholder Service Agreement was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed May 29, 1998, and is hereby incorporated by reference.

               - (4) Bank Shareholder Service Agreement was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed May 29, 1998, and is hereby incorporated by reference.

               - (5) Service Agreement for Bank Trust Department and for Broker is filed herewith electronically.

(10)    (a)    -    Opinion and Consent of Kirkpatrick & Lockhart LLP is filed herewith electronically.

        (b)    -    Opinion and Consent of Delaware Counsel is filed herewith
                    electronically.

(11)           -    Consent of PricewaterhouseCoopers LLP is filed herewith
                    electronically.

(12)           -    Financial Statements - None.

(13)           -    Agreements Concerning Initial Capitalization - None.

(14)    (a)    -    IRA Application was filed as an Exhibit to Post-Effective
                    Amendment No. 53 to the Registration Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

        (b)    -    SEP and SARSEP IRA Adoption Agreement was filed as an
                    Exhibit to Post-Effective Amendment No. 53 to the
                    Registration Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

        (c)    -    Profit Sharing/Money Purchase Pension Plan was filed as an
                    Exhibit to Post-Effective Amendment No. 53 to the
                    Registration Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

        (d)    -    403(b) Plan was filed as an Exhibit to Post-Effective
                    Amendment No. 53 to the Registration Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

        (e)    -    SIMPLE IRA Application was filed as an Exhibit to
                    Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

         1912

        (f)    -    Roth IRA Application was filed as an Exhibit to
                    Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

(15)    (a)    -    Form of Distribution Plan adopted pursuant to Rule 12b-1
                    with respect to Class A shares was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

        (b)    -    Form of Distribution Plan adopted pursuant to Rule 12b-1
                    with respect to Class B shares was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

(16)           -    (1) Computation of Performance Quotations relating to the
                    Class A, Class B and Advisor Class shares of AIM Global
                    Government Income Fund, AIM Strategic Income Fund, AIM
                    Global Health Care Fund, AIM Latin American Growth Fund, AIM
                    Global Telecommunications Fund, AIM Emerging Markets Fund,
                    AIM Global High Income Fund, AIM Global Financial Services
                    Fund, AIM Global Infrastructure Fund, AIM Global Resources
                    Fund, and AIM Global Consumer Products and Services Fund was filed as an Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on February
                    28, 1996, and is hereby incorporated by reference.

               - (2) Computation of Performance Quotations relating to the Class A, Class B and Advisor Class shares of AIM Developing Markets Fund was filed as an Exhibit to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed on October 30, 1997, and is hereby incorporated by reference.

               - (3) Computation of Performance Quotations relating to the Class A, Class B and Advisor Class shares of AIM Global Growth & Income Fund was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

(18)           -    Rule 18f-3 Multiple Class Plan is filed herewith
                    electronically.

(27)           -    Financial Data Schedules were filed as Exhibits to
                    Post-Effective Amendment No. 51 to Registration Statement on
                    Form N-1A, filed January 30, 1998, and are hereby incorporated by reference.

Other Exhibits:

        (a)    -    Power of Attorney for Helge K. Lee and Michael A. Silver
                    for AIM Investment Funds, Inc. was filed as an Exhibit to Post-Effective Amendment No. 49 to the Registration
                    Statement on Form N-1A, filed on October 30, 1997, and is hereby incorporated by reference.

        (b)    -    Power of Attorney for Helge K. Lee and Michael A. Silver
                    for Global Investment Portfolio was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

        (c)    -    Power of Attorney for Helge K. Lee and Michael A. Silver
                    for Global High Income Portfolio was filed as an Exhibit to Post-Effective Amendment No. 53 to the Registration
                    Statement on Form N-1A, filed on May 29, 1998, and is hereby incorporated by reference.

         1913

Item 25.       Persons Controlled by or Under Common Control with Registrant

        Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

        None.

Item 26.       Number of Holders of Securities

        State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                                                                                           Number of Record Holders
Title of Class                                                                                              as of August 13, 1998
--------------                                                                                             ------------------------
Capital Stock, $0.01 par value, of:
AIM Global Growth & Income Fund Class A................................................................................19,650
AIM Global Growth & Income Fund Class B................................................................................31,425
AIM Global Growth & Income Fund Advisor Class.............................................................................357
AIM Strategic Income Fund Class A.......................................................................................8,835
AIM Strategic Income Fund Class B......................................................................................15,984
AIM Strategic Income Fund Advisor Class....................................................................................80
AIM Global Government Income Fund Class A...............................................................................9,606
AIM Global Government Income Fund Class B...............................................................................6,508
AIM Global Government Income Fund Advisor Class............................................................................37
AIM Global High Income Fund Class A.....................................................................................7,329
AIM Global High Income Fund Class B....................................................................................11,486
AIM Global High Income Fund Advisor Class.................................................................................259
AIM Global Health Care Fund Class A....................................................................................32,415
AIM Global Health Care Fund Class B....................................................................................11,047
AIM Global Health Care Fund Advisor Class.................................................................................162
AIM Latin American Growth Fund Class A.................................................................................16,195
AIM Latin American Growth Fund Class B.................................................................................13,478
AIM Latin American Growth Fund Advisor Class..............................................................................149
AIM Global Telecommunications Fund Class A.............................................................................81,018
AIM Global Telecommunications Fund Class B.............................................................................75,721
AIM Global Telecommunications Fund Advisor Class..........................................................................219
AIM Global Financial Services Fund Class A..............................................................................3,878
AIM Global Financial Services Fund Class B..............................................................................5,521
AIM Global Financial Services Fund Advisor Class..........................................................................139
AIM Global Infrastructure Fund Class A..................................................................................4,242
AIM Global Infrastructure Fund Class B..................................................................................5,467
AIM Global Infrastructure Fund Advisor Class...............................................................................95
AIM Global Resources Fund Class A.......................................................................................4,800
AIM Global Resources Fund Class B.......................................................................................5,924
AIM Global Resources Fund Advisor Class...................................................................................164
AIM Emerging Markets Fund Class A......................................................................................16,425
AIM Emerging Markets Fund Class B......................................................................................18,496
AIM Emerging Markets Fund Advisor Class...................................................................................190
AIM Global Consumer Products and Services Fund Class A..................................................................7,586
AIM Global Consumer Products and Services Fund Class B..................................................................9,739

         1914

AIM Global Consumer Products and Services Fund Advisor Class............................................................253
AIM Developing Markets Fund Class A..................................................................................16,784
AIM Developing Markets Fund Class B......................................................................................23
AIM Developing Markets Fund Advisor Class................................................................................13

Item 27.       Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Article VII(g) of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Directors, officers and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 28.       Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

         See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801- 12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference thereto.

Item 29.       Principal Underwriters

         (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                      AIM Advisor Funds, Inc.
                      AIM Equity Funds, Inc. (Retail Classes)
                      AIM Funds Group

         1915

                      AIM Growth Series
                      AIM International Funds, Inc.
                      AIM Investment Portfolios, Inc.
                      AIM Investment Securities Funds
                      AIM Series Trust
                      AIM Summit Fund, Inc.
                      AIM Tax-Exempt Funds, Inc.
                      AIM Variable Insurance Funds, Inc.
                      GT Global Floating Rate Fund, Inc. d/b/a AIM Floating Rate Fund

         (b)



Name and Principal                 Position and Offices                              Position and Offices
Business Address*                with Principal Underwriter                            with Registrant
------------------               --------------------------                          --------------------
Charles T. Bauer                 Chairman of the Board of Directors                  None

Michael J. Cemo                  President & Director                                None

Gary T. Crum                     Director                                            Vice President

Robert H. Graham                 Senior Vice President & Director                    Vice President

William G. Littlepage            Senior Vice President & Director                    None

John Caldwell                    Senior Vice President                               None

Marilyn M. Miller                Senior Vice President                               None

James L. Salners                 Senior Vice President                               None

Gordon J. Sprague                Senior Vice President                               None

Michael C. Vessels               Senior Vice President                               None

B.J. Thompson                    First Vice President                                None

James R. Anderson                Vice President                                      None

John J. Arthur                   Vice President & Treasurer                          Vice President

Mary K. Coleman                  Vice President                                      None

Melville B. Cox                  Vice President & Chief                              Vice President
                                 Compliance Officer

Charles R. Dewey                 Vice President                                      None

Sidney M. Dilgren                Vice President                                      None

Tony D. Green                    Vice President                                      None

William H. Kleh                  Vice President                                      None



------------------------------------
      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

         1916




Name and Principal                 Position and Offices                     Position and Offices
Business Address*                with Principal Underwriter                    with Registrant
------------------               --------------------------                 ---------------------


Ofelia M. Mayo                   Vice President, General Counsel                     None
                                 & Assistant Secretary

Terri L. Ransdell                Vice President                                      None

Carol F. Relihan                 Vice President                                      Vice President

Kamala C. Sachidanandan          Vice President                                        None

Frank V. Serebrin                Vice President                                        None

Christopher T. Simutis           Vice President                                        None

Robert D. Van Sant, Jr.          Vice President                                        None

Gary K. Wendler                  Vice President                                        None

David E. Hessel                  Assistant Vice President,                             None
                                 Assistant Treasurer
                                 & Controller

Kathleen J. Pflueger             Secretary                                             None

Luke P. Beausoleil               Assistant Vice President                              None

Tisha B. Christopher             Assistant Vice President                              None

Glenda A. Dayton                 Assistant Vice President                              None

Kathleen M. Douglas              Assistant Vice President                              None

Terri N. Fiedler                 Assistant Vice President                              None

Mary E. Gentempo                 Assistant Vice President                              None

Jeffrey L. Horne                 Assistant Vice President                              None

Melissa E. Hudson                Assistant Vice President                              None

Jodie L. Johnson                 Assistant Vice President                              None

Kathryn A. Jordan                Assistant Vice President                              None

Wayne W. LaPlante                Assistant Vice President                              None

Kim T. Lankford                  Assistant Vice President                              None

Ivy B. McLemore                  Assistant Vice President                              None



------------------------------------
      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

         1917




Name and Principal               Position and Offices                           Position and Offices
Business Address*                with Principal Underwriter                       with Registrant
------------------               --------------------------                     --------------------
David B. O'Neil                  Assistant Vice President                              None

Patricia M. Shyman               Assistant Vice President                              None

Nicholas D. White                Assistant Vice President                              None

Norman W. Woodson                Assistant Vice President                              None

Nancy L. Martin                  Assistant General Counsel                              None
                                 & Assistant Secretary

Samuel D. Sirko                  Assistant General Counsel                              Assistant Secretary
                                 & Assistant Secretary

Stephen I. Winer                 Assistant Secretary                                    None

Dana S. Sutton                   None                                                   Vice President and
                                                                                        Assistant Treasurer

Mary Benson                      None                                                   Assistant Treasurer



------------------------------------
      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

            (c)      -        Not Applicable

Item 30.       Location of Accounts and Records

         With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-advisor, INVESCO
         (NY), Inc., 50 California Street, 27th Floor, San Francisco, CA 94111, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

         Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

         1918
Item 31.       Management Services

         Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

         None.



Item 32.       Undertakings


         None.

         1919

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and State of California, on the 25th day of August, 1998.


                                            AIM INVESTMENT FUNDS

                                            By:    William J. Guilfoyle*
                                                   President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of AIM Investment Funds has been signed below by the following persons in the capacities indicated on the 25th day of August, 1998.


William J. Guilfoyle*                              President, Trustee and
                                                   Chairman of the Board
                                                   (Principal Executive Officer)


/s/ KENNETH W. CHANCEY
--------------------------------------             Vice President and
Kenneth W. Chancey                                 Principal Accounting Officer



C. Derek Anderson*                                 Trustee
Arthur C. Patterson*                               Trustee
Frank S. Bayley*                                   Trustee
Ruth H. Quigley*                                   Trustee



*By: /s/ MICHAEL A. SILVER
    ----------------------------------
      Michael A. Silver
      Attorney-in-Fact, pursuant to
      Power of Attorney filed herewith



         1920

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and State of California, on the 25th day of August, 1998.


                                            AIM INVESTMENT FUNDS, INC.


                                            By:    William J. Guilfoyle*

                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of AIM Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 25th day of August, 1998.


William J. Guilfoyle*                              President, Director and
                                                   Chairman of the Board
                                                   (Principal Executive Officer)


/s/ KENNETH W. CHANCEY
--------------------------------------             Vice President and
Kenneth W. Chancey                                 Principal Accounting Officer



C. Derek Anderson*                                 Director
Arthur C. Patterson*                               Director
Frank S. Bayley*                                   Director
Ruth H. Quigley*                                   Director





*By: /s/ MICHAEL A. SILVER
     ---------------------------------
      Michael A. Silver
      Attorney-in-Fact, pursuant to
      Power of Attorney filed herewith



         1921



                                   SIGNATURES

         Global Investment Portfolio has duly caused this Post-Effective Amendment of AIM Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 25th day of August, 1998.

                                            GLOBAL INVESTMENT PORTFOLIO

                                            By:    William J. Guilfoyle*
                                                   President

         This Post-Effective Amendment to the Registration Statement of AIM Investment Funds has been signed below by the following persons in the capacities indicated on the 25th day of August, 1998.


                                                   President, Trustee and
William J. Guilfoyle*                              Chairman of the Board
                                                   (Principal Executive Officer)

/s/ KENNETH W. CHANCEY
--------------------------------------             Vice President and
Kenneth W. Chancey                                 Principal Accounting Officer



C. Derek Anderson*                                 Trustee
Arthur C. Patterson*                               Trustee
Frank S. Bayley*                                   Trustee
Ruth H. Quigley*                                   Trustee


*By:  /s/ MICHAEL A. SILVER
     ---------------------------------
      Michael A. Silver
      Attorney-in-Fact, pursuant to
      Power of Attorney filed herewith



         1922



                                   SIGNATURES

         Global Investment Portfolio has duly caused this Post-Effective Amendment of AIM Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 25th day of August, 1998.

                                            GLOBAL INVESTMENT PORTFOLIO

                                            By:    William J. Guilfoyle*
                                                   President

         This Post-Effective Amendment to the Registration Statement of AIM Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 25th day of August, 1998.


William J. Guilfoyle*                              President, Trustee and
                                                   Chairman of the Board
                                                   (Principal Executive Officer)


/s/ KENNETH W. CHANCEY
--------------------------------------             Vice President and
Kenneth W. Chancey                                 Principal Accounting Officer



C. Derek Anderson*                                 Trustee
Arthur C. Patterson*                               Trustee
Frank S. Bayley*                                   Trustee
Ruth H. Quigley*                                   Trustee


*By:  /s/ MICHAEL A. SILVER
     ---------------------------------
      Michael A. Silver
      Attorney-in-Fact, pursuant to
      Power of Attorney filed herewith



         1923



                                   SIGNATURES

         Emerging Markets Debt Portfolio has duly caused this Post-Effective Amendment of AIM Investment Funds to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 25th day of August, 1998.

                                            GLOBAL HIGH INCOME PORTFOLIO

                                            By:    William J. Guilfoyle*
                                                   President

         This Post-Effective Amendment to the Registration Statement of AIM Investment Funds has been signed below by the following persons in the capacities indicated on the 25th day of August, 1998.


 William J. Guilfoyle*                             President, Trustee and
                                                   Chairman of the Board
                                                   (Principal Executive Officer)


/s/ KENNETH W. CHANCEY
--------------------------------------             Vice President and
Kenneth W. Chancey                                 Principal Accounting Officer


C. Derek Anderson*                                 Trustee
Arthur C. Patterson*                               Trustee
Frank S. Bayley*                                   Trustee
Ruth H. Quigley*                                   Trustee


*By: /s/ MICHAEL A. SILVER
     ---------------------------------
      Michael A. Silver
      Attorney-in-Fact, pursuant to
      Power of Attorney filed herewith



         1924



                                   SIGNATURES

         Emerging Markets Debt Portfolio has duly caused this Post-Effective Amendment of AIM Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 25th day of August, 1998.

                                            GLOBAL HIGH INCOME PORTFOLIO

                                            By:    William J. Guilfoyle*
                                                   President

         This Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 25th day of August, 1998.

                                                   President, Trustee and
William J. Guilfoyle*                              Chairman of the Board
                                                   (Principal Executive Officer)

/s/ KENNETH W. CHANCEY
--------------------------------------             Vice President and
Kenneth W. Chancey                                 Principal Accounting Officer


C. Derek Anderson*                                 Trustee
Arthur C. Patterson*                               Trustee
Frank S. Bayley*                                   Trustee
Ruth H. Quigley*                                   Trustee


*By: /s/ MICHAEL A. SILVER
     ---------------------------------
      Michael A. Silver
      Attorney-in-Fact, pursuant to
      Power of Attorney filed herewith



         1925



                                INDEX TO EXHIBITS

                           AIM INVESTMENT FUNDS, INC.





Exhibit Number
--------------
1               Agreement and Declaration of Trust of  AIM Investment Funds

2               By-Laws of AIM Investment Funds

5(a)            Investment Management and Administration Contract, dated May 29,
                1998, between Registrant and A I M Advisors, Inc.

5(b)            Investment Management and Administration Contract, dated
                September 8, 1998, between AIM Investment Funds and A I M
                Advisors, Inc.

5(c) Administration Contract, dated May 29, 1998, between Registrant and A I M Advisors, Inc.

5(d)            Administration Contract, dated September 8, 1998, between AIM
                Investment Funds and A I M Advisors, Inc.

5(e)            Sub-Administration Contract, dated May 29, 1998, between A I M
                Advisors, Inc. and INVESCO (NY), Inc.

5(f)            Sub-Administration Contract, dated September 8, 1998, between
                A I M Advisors, Inc. and INVESCO (NY), Inc.

5(g)            Sub-Advisory and Sub-Administration Contract, dated May 29,
                1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.

5(h)            Sub-Advisory and Sub-Administration Contract, dated September
                8, 1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.

5(i)            Investment Management and Administration Contract, dated
                May 29, 1998, between Global Investment Portfolio and
                A I M Advisors, Inc. is filed herewith electronically.

5(j)            Sub-Advisory and Sub-Administration Contract, dated
                May 29, 1998, between A I M  Advisors, Inc. and INVESCO
                (NY), Inc. with respect to Global Investment Portfolio is filed herewith electronically.

5((k)           Investment Management and Administration Contract, dated
                May 29, 1998, between Global High Income Portfolio and
                A I M Advisors, Inc. is filed herewith electronically.

5(l)            Sub-Advisory and Sub-Administration Contract, dated
                May 29, 1998, between A I M Advisors, Inc. and INVESCO
                (NY), Inc. with respect to Global High Income Portfolio is filed herewith electronically.

6(a) Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc. with respect to Class A shares

6(b)            Distribution Agreement, dated September 8, 1998, between AIM
                Investment Funds and A I M Distributors, Inc. with respect to
                Class A shares

6(c) Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc. with respect to Class B shares

6(d)            Distribution Agreement, dated September 8, 1998, between AIM
                Investment Funds and A I M Distributors, Inc. with respect to
                Class B shares

6(e) Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc. with respect to Advisor Class shares

6(f)            Distribution Agreement, dated September 8, 1998, between AIM
                Investment Funds and A I M Distributors, Inc. with respect to
                Advisor Class shares

9(a)(1) Form of Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.

9(a)(2)         Remote Access and Related Services Agreement, dated December 23,
                1994, between Registrant and First Data Investor Services Group,
                Inc.




         1926

9(a)(3) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.

9(a)(4) Addendum No. 2, dated October 12,1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.

9(a)(5) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.

9(a)(6) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.

9(a)(7) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between the Registrant and First Data Investor Services Group, Inc.

9(b) Form of Fund Accounting and Pricing Agent Agreement, between AIM Investment Funds and INVESCO (NY), INC.

9(c)(5)         Service Agreement for Bank Trust Department and for Broker

10(a)           Opinion and Consent of Kirkpatrick & Lockhart LLP

10(b)           Opinion and Consent of Delaware Counsel

11              Consent of PricewaterhouseCoopers LLP

18              Multiple Class Plan (Rule 18f-3)